UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 – April 30, 2026

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Items 1 and 6-11 of Form N-CSR for a limited number of the Registrant’s series. The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Items 1 and 6-11 of Form N-CSR for the other series. Apart from Items 1 and 6-11, the companion submission will be identical in all material respects to this initial submission.

Apart from Items 1 and 6-11, this submission is identical in all material respects to the initial submission.

ITEM 1.	REPORTS TO STOCKHOLDERS.

U.S. Micro Cap Portfolio
DFSCX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Micro Cap Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.41%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$7,469,134,287
Number of Holdings	1,757
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Argan, Inc.	1.1%
TTM Technologies, Inc.	0.7%
Plexus Corp.	0.6%
Powell Industries, Inc.	0.6%
First BanCorp	0.4%
Enova International, Inc.	0.4%
Covista, Inc.	0.4%
Viavi Solutions, Inc.	0.4%
AAR Corp.	0.4%
Enpro, Inc.	0.4%

Sector Allocation (% of Total Investments) †
Financials	22.4%
Industrials	17.9%
Information Technology	12.8%
Consumer Discretionary	12.4%
Health Care	11.9%
Energy	7.3%
Materials	5.2%
Consumer Staples	3.6%
Communication Services	2.9%
Utilities	2.4%
Real Estate	1.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSCX

U.S. Micro Cap Portfolio
DFMC | ETF | NYSEArca
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Micro Cap Portfolio (the “Portfolio”) for the period of March 19, 2026 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$5[1]	0.41%2,[3]
1	Commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$7,469,134,287
Number of Holdings	1,757
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Argan, Inc.	1.1%
TTM Technologies, Inc.	0.7%
Plexus Corp.	0.6%
Powell Industries, Inc.	0.6%
First BanCorp	0.4%
Enova International, Inc.	0.4%
Covista, Inc.	0.4%
Viavi Solutions, Inc.	0.4%
AAR Corp.	0.4%
Enpro, Inc.	0.4%

Sector Allocation (% of Total Investments) †
Financials	22.4%
Industrials	17.9%
Information Technology	12.8%
Consumer Discretionary	12.4%
Health Care	11.9%
Energy	7.3%
Materials	5.2%
Consumer Staples	3.6%
Communication Services	2.9%
Utilities	2.4%
Real Estate	1.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFMC

DFA Real Estate Securities Portfolio
DFREX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.18%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$6,951,190,448
Number of Holdings	131
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Welltower, Inc.	7.6%
Prologis, Inc.	7.0%
Equinix, Inc.	5.5%
Simon Property Group, Inc.	4.7%
American Tower Corp.	4.5%
Realty Income Corp.	4.5%
Digital Realty Trust, Inc.	4.5%
Public Storage	3.7%
Ventas, Inc.	3.3%
Crown Castle, Inc.	3.0%

Sector Allocation (% of Total Investments) †
Real Estate	100.0%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFREX

DFA International Small Cap Value Portfolio
DISVX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA International Small Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.43%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$14,214,707,253
Number of Holdings	1,896
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Jyske Bank AS	1.1%
Telecom Italia SpA	1.0%
SBM Offshore NV	1.0%
AL Sydbank	0.9%
Lion Finance Group PLC	0.9%
Bankinter SA	0.9%
Ackermans & van Haaren NV	0.7%
Buzzi SpA	0.6%
Swiss Prime Site AG	0.6%
Aurubis AG	0.6%

Top Countries (% of Total Investments) †
Japan	28.8%
Canada	11.2%
United Kingdom	10.3%
Australia	7.1%
Switzerland	6.1%
Italy	4.9%
France	4.3%
Germany	4.1%
Denmark	3.7%
Spain	3.0%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DISVX

Enhanced U.S. Large Company Portfolio
DFELX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Enhanced U.S. Large Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.15%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$215,363,200
Number of Holdings	163
Portfolio Turnover Rate	41%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
U.S. Treasury Bills 3.666% due 05/26/26	3.3%
U.S. Treasury Bills 3.685% due 05/14/26	3.1%
New Zealand Local Government Funding Agency Bonds (New Zealand) 2.250% due 05/15/28	3.0%
CDP Financial, Inc. (Canada) 3.700% due 03/08/28	2.8%
New Zealand Government Bonds (New Zealand) 0.250% due 05/15/28	2.7%
U.S. Treasury Notes 3.125% due 08/31/27	2.6%
U.S. Treasury Notes 3.500% due 10/31/27	2.5%
Bank of Montreal (Canada) 3.190% due 03/01/28	2.1%
U.S. Treasury Bills 3.696% due 07/16/26	2.1%
Province of Ontario (Canada) 3.400% due 09/08/28	1.9%

Security Type (% of Total Investments) †
Bonds	75.2%
U.S. Treasury Obligations	14.9%
Commercial Paper	9.9%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFELX

Emerging Markets Portfolio
DFEMX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.34%1,2,[3]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$7,944,009,883
Number of Holdings	2,154
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd.	12.4%
Samsung Electronics Co. Ltd.	5.9%
SK Hynix, Inc.	3.9%
Tencent Holdings Ltd.	2.1%
Delta Electronics, Inc.	0.8%
Alibaba Group Holding Ltd. (9988 HK)	0.8%
Alibaba Group Holding Ltd. (BABA US)	0.8%
Petroleo Brasileiro SA - Petrobras	0.8%
MediaTek, Inc.	0.8%
China Construction Bank Corp. H	0.7%

Top Countries (% of Total Investments) †
Taiwan	26.7%
China	20.7%
South Korea	19.0%
India	12.9%
Brazil	4.1%
South Africa	3.0%
Saudi Arabia	2.5%
Mexico	1.7%
Malaysia	1.3%
United Arab Emirates	1.3%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFEMX

Emerging Markets Value Portfolio
DFEVX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Emerging Markets Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.44%1,2,[3]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$14,008,901,053
Number of Holdings	3,575
Portfolio Turnover Rate	2%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Samsung Electronics Co. Ltd.	4.7%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.3%
China Construction Bank Corp. H	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
ASE Technology Holding Co. Ltd.	1.5%
KB Financial Group, Inc.	1.3%
Hyundai Motor Co.	1.2%
Industrial & Commercial Bank of China Ltd. H	1.1%
Ping An Insurance Group Co. of China Ltd. H	1.1%

Top Countries (% of Total Investments) †
China	24.5%
Taiwan	24.0%
South Korea	17.2%
India	13.5%
Brazil	3.3%
South Africa	2.8%
Saudi Arabia	2.5%
Mexico	2.4%
Poland	1.4%
Malaysia	1.4%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFEVX

Japanese Small Company Portfolio
DFJSX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Japanese Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.40%1,2,[3]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$205,701,832
Number of Holdings	1,583
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Meiko Electronics Co. Ltd.	0.7%
Taiyo Yuden Co. Ltd.	0.6%
SUMCO Corp.	0.5%
Mitsubishi Materials Corp.	0.5%
Nippon Electric Glass Co. Ltd.	0.5%
Nikkon Holdings Co. Ltd.	0.5%
GS Yuasa Corp.	0.5%
JGC Holdings Corp.	0.5%
EXEO Group, Inc.	0.5%
Penta-Ocean Construction Co. Ltd.	0.5%

Sector Allocation (% of Total Investments) †
Industrials	30.2%
Consumer Discretionary	15.1%
Information Technology	13.4%
Materials	13.0%
Financials	11.7%
Consumer Staples	7.4%
Health Care	3.3%
Communication Services	2.2%
Utilities	1.4%
Real Estate	1.3%
Energy	1.0%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFJSX

United Kingdom Small Company Portfolio
DFUKX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the United Kingdom Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.50%1,2,[3]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$23,267,715
Number of Holdings	295
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Lion Finance Group PLC	2.2%
IG Group Holdings PLC	2.0%
Games Workshop Group PLC	2.0%
Beazley PLC	1.9%
Hiscox Ltd.	1.9%
Plus500 Ltd.	1.8%
Babcock International Group PLC	1.6%
Aberdeen Group PLC	1.5%
Balfour Beatty PLC	1.5%
Howden Joinery Group PLC	1.5%

Sector Allocation (% of Total Investments) †
Financials	24.4%
Industrials	22.9%
Consumer Discretionary	20.9%
Materials	9.0%
Communication Services	5.3%
Consumer Staples	4.1%
Energy	3.9%
Information Technology	3.2%
Health Care	2.5%
Utilities	2.5%
Real Estate	1.3%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFUKX

Continental Small Company Portfolio
DFCSX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Continental Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.41%1,2,[3]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$120,786,967
Number of Holdings	1,174
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BAWAG Group AG	1.2%
PSP Swiss Property AG	0.9%
Swiss Prime Site AG	0.9%
Rexel SA	0.8%
Helvetia Baloise Holding AG	0.8%
Ackermans & van Haaren NV	0.8%
Orion OYJ B	0.7%
Belimo Holding AG	0.7%
Ringkjoebing Landbobank AS	0.7%
Gaztransport Et Technigaz SA	0.7%

Top Countries (% of Total Investments) †
Switzerland	19.2%
Germany	15.8%
France	13.1%
Italy	9.1%
Sweden	6.0%
Denmark	6.0%
Finland	5.9%
Spain	5.7%
Netherlands	5.2%
Austria	4.1%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFCSX

Asia Pacific Small Company Portfolio
DFRSX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Asia Pacific Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.41%1,2,[3]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$193,874,039
Number of Holdings	661
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASMPT Ltd.	1.7%
Dyno Nobel Ltd.	1.3%
Regis Resources Ltd.	1.3%
Downer EDI Ltd.	1.2%
Paladin Energy Ltd.	1.1%
Vault Minerals Ltd.	1.1%
Seatrium Ltd.	1.1%
Ventia Services Group Pty. Ltd.	1.1%
Cleanaway Waste Management Ltd.	1.1%
Bank of Queensland Ltd.	1.0%

Top Countries (% of Total Investments) †
Australia	64.1%
Hong Kong	18.9%
Singapore	14.6%
New Zealand	2.4%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFRSX

International Small Company Portfolio
DFISX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the International Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.38%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$15,775,889,320
Number of Holdings	6
Portfolio Turnover Rate	11%*
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
The Continental Small Company Series	41.5%
The Japanese Small Company Series	22.6%
The Canadian Small Company Series	14.9%
The United Kingdom Small Company Series	11.1%
The Asia Pacific Small Company Series	9.9%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFISX

U.S. Targeted Value Portfolio
DFFVX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.29%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$15,833,819,238
Number of Holdings	1,183
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Permian Resources Corp. A	0.9%
WESCO International, Inc.	0.8%
Amkor Technology, Inc.	0.8%
CF Industries Holdings, Inc.	0.8%
TD SYNNEX Corp.	0.7%
Ovintiv, Inc.	0.7%
Viatris, Inc.	0.7%
APA Corp.	0.7%
Akamai Technologies, Inc.	0.7%
Toll Brothers, Inc.	0.7%

Sector Allocation (% of Total Investments) †
Financials	28.0%
Industrials	17.1%
Consumer Discretionary	13.2%
Energy	11.6%
Information Technology	8.0%
Materials	6.9%
Consumer Staples	6.3%
Health Care	5.9%
Communication Services	1.8%
Real Estate	0.8%
Utilities	0.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFFVX

U.S. Small Cap Portfolio
DFSTX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Small Cap Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.27%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$18,923,798,109
Number of Holdings	2,053
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
IES Holdings, Inc.	0.6%
TTM Technologies, Inc.	0.5%
Powell Industries, Inc.	0.4%
Sterling Infrastructure, Inc.	0.4%
Sanmina Corp.	0.3%
Advanced Energy Industries, Inc.	0.3%
Argan, Inc.	0.3%
Element Solutions, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Amkor Technology, Inc.	0.3%

Sector Allocation (% of Total Investments) †
Industrials	21.6%
Financials	20.6%
Consumer Discretionary	13.2%
Information Technology	12.7%
Health Care	10.3%
Energy	6.3%
Materials	5.4%
Consumer Staples	3.8%
Utilities	2.9%
Communication Services	2.5%
Real Estate	0.7%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSTX

Emerging Markets Core Equity 2 Portfolio
DFCEX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Emerging Markets Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.38%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$37,832,959,957
Number of Holdings	7,634
Portfolio Turnover Rate	2%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	7.4%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US)	2.3%
Tencent Holdings Ltd.	1.8%
Alibaba Group Holding Ltd.	1.0%
Petroleo Brasileiro SA - Petrobras	0.6%
MediaTek, Inc.	0.6%
China Construction Bank Corp. H	0.6%
Ping An Insurance Group Co. of China Ltd. H	0.5%

Top Countries (% of Total Investments) †
Taiwan	24.4%
China	23.2%
South Korea	17.0%
India	13.9%
Brazil	3.9%
South Africa	3.1%
Saudi Arabia	2.6%
Mexico	2.1%
Malaysia	1.3%
United Arab Emirates	1.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFCEX

U.S. Core Equity 1 Portfolio
DFEOX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Core Equity 1 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.15%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$40,194,060,995
Number of Holdings	2,352
Portfolio Turnover Rate	1%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	6.0%
Apple, Inc.	5.1%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.0%
Alphabet, Inc. A	2.5%
Alphabet, Inc. C	2.2%
Broadcom, Inc.	1.8%
Meta Platforms, Inc. A	1.7%
JPMorgan Chase & Co.	1.6%
Exxon Mobil Corp.	1.2%

Sector Allocation (% of Total Investments) †
Information Technology	28.4%
Financials	15.0%
Industrials	13.0%
Consumer Discretionary	9.9%
Communication Services	9.1%
Health Care	8.1%
Energy	5.5%
Consumer Staples	5.3%
Materials	3.0%
Utilities	2.5%
Real Estate	0.2%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFEOX

U.S. Core Equity 2 Portfolio
DFQTX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$37,750,198,154
Number of Holdings	2,439
Portfolio Turnover Rate	2%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	5.9%
Apple, Inc.	4.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.3%
Alphabet, Inc. A	2.0%
Meta Platforms, Inc. A	2.0%
JPMorgan Chase & Co.	1.5%
Alphabet, Inc. C	1.4%
Broadcom, Inc.	1.3%
Exxon Mobil Corp.	1.3%

Sector Allocation (% of Total Investments) †
Information Technology	27.5%
Financials	16.2%
Industrials	14.2%
Consumer Discretionary	9.0%
Health Care	8.2%
Communication Services	7.8%
Energy	6.2%
Consumer Staples	5.3%
Materials	3.3%
Utilities	2.0%
Real Estate	0.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFQTX

Emerging Markets Small Cap Portfolio
DEMSX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Emerging Markets Small Cap Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.60%1,2,[3]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$3,873,715,930
Number of Holdings	4,711
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Macronix International Co. Ltd.	0.6%
3SBio, Inc.	0.4%
Grupa Kety SA	0.4%
Kingboard Laminates Holdings Ltd.	0.4%
China Gold International Resources Corp. Ltd.	0.4%
GDS Holdings Ltd. A	0.4%
Industrias CH SAB de CV	0.4%
Li Ning Co. Ltd.	0.4%
Harmony Gold Mining Co. Ltd.	0.4%
ADATA Technology Co. Ltd.	0.3%

Top Countries (% of Total Investments) †
China	26.8%
Taiwan	21.0%
India	16.2%
South Korea	12.9%
Brazil	3.5%
South Africa	2.9%
Mexico	2.9%
Saudi Arabia	2.3%
Poland	1.8%
Malaysia	1.4%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DEMSX

U.S. Vector Equity Portfolio
DFVEX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Vector Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$5,315,596,966
Number of Holdings	1,997
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	4.8%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc. A	1.9%
Alphabet, Inc. A	1.8%
Alphabet, Inc. C	1.2%
JPMorgan Chase & Co.	0.8%
Exxon Mobil Corp.	0.7%
Eli Lilly & Co.	0.7%

Sector Allocation (% of Total Investments) †
Information Technology	23.0%
Financials	18.4%
Industrials	15.0%
Consumer Discretionary	10.8%
Health Care	7.9%
Communication Services	7.7%
Energy	7.2%
Consumer Staples	4.8%
Materials	4.4%
Utilities	0.5%
Real Estate	0.3%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFVEX

International Core Equity 2 Portfolio
DFIEX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the International Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$41,862,364,165
Number of Holdings	4,831
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
TotalEnergies SE	0.9%
Shell PLC	0.8%
Novartis AG	0.8%
ASML Holding NV	0.6%
Roche Holding AG	0.6%
Toyota Motor Corp.	0.6%
Royal Bank of Canada	0.5%
HSBC Holdings PLC	0.5%
SoftBank Group Corp.	0.5%
Nestle SA	0.5%

Top Countries (% of Total Investments) †
Japan	22.5%
Canada	12.3%
United Kingdom	11.6%
Switzerland	7.5%
Germany	7.4%
France	7.4%
Australia	5.9%
Italy	3.6%
Netherlands	3.6%
Spain	3.1%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFIEX

Large Cap International Portfolio
DFALX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Large Cap International Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$8,027,374,096
Number of Holdings	1,144
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASML Holding NV	1.3%
Roche Holding AG	1.2%
Shell PLC	1.2%
TotalEnergies SE	1.0%
Nestle SA	1.0%
Toyota Motor Corp.	0.7%
SoftBank Group Corp.	0.7%
Novartis AG	0.6%
Banco Santander SA	0.6%
BHP Group Ltd.	0.6%

Top Countries (% of Total Investments) †
Japan	22.1%
United Kingdom	12.8%
Canada	11.7%
France	8.3%
Switzerland	7.7%
Germany	7.6%
Australia	6.4%
Netherlands	4.3%
Spain	3.1%
Italy	2.8%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFALX

U.S. Small Cap Value Portfolio
DFSVX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Small Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.31%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$18,729,517,924
Number of Holdings	1,037
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BorgWarner, Inc.	0.9%
HF Sinclair Corp.	0.9%
Elanco Animal Health, Inc.	0.8%
Ovintiv, Inc.	0.8%
APA Corp.	0.8%
Avnet, Inc.	0.8%
Invesco Ltd.	0.7%
Knight-Swift Transportation Holdings, Inc.	0.7%
Webster Financial Corp.	0.7%
Arrow Electronics, Inc.	0.7%

Sector Allocation (% of Total Investments) †
Financials	27.4%
Industrials	15.5%
Consumer Discretionary	14.1%
Energy	13.4%
Information Technology	7.2%
Health Care	6.6%
Materials	6.2%
Consumer Staples	5.6%
Communication Services	2.7%
Real Estate	0.7%
Utilities	0.6%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFSVX

U.S. Large Cap Value Portfolio
DFLVX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.22%1,2,[3]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$24,614,050,132
Number of Holdings	316
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.5%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	3.3%
Micron Technology, Inc.	2.6%
Johnson & Johnson	2.5%
Cisco Systems, Inc.	2.5%
Chevron Corp.	2.1%
Berkshire Hathaway, Inc. B	1.8%
Goldman Sachs Group, Inc.	1.3%
UnitedHealth Group, Inc.	1.2%

Sector Allocation (% of Total Investments) †
Financials	22.2%
Industrials	14.3%
Energy	14.0%
Health Care	13.5%
Information Technology	12.9%
Consumer Discretionary	7.3%
Materials	6.5%
Communication Services	4.8%
Consumer Staples	4.1%
Real Estate	0.4%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFLVX

DFA International Real Estate Securities Portfolio
DFITX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA International Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.27%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$3,281,516,185
Number of Holdings	323
Portfolio Turnover Rate	2%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Goodman Group	9.1%
Unibail-Rodamco-Westfield	3.0%
Scentre Group	2.9%
Link REIT	2.7%
Segro PLC	2.6%
CapitaLand Integrated Commercial Trust	2.4%
Klepierre SA	1.7%
CapitaLand Ascendas REIT	1.6%
Stockland	1.5%
Vicinity Ltd.	1.5%

Top Countries (% of Total Investments) †
Australia	23.8%
Japan	19.9%
United Kingdom	12.5%
Singapore	11.1%
France	7.3%
Canada	4.4%
Belgium	3.5%
Mexico	3.4%
Hong Kong	3.3%
South Africa	2.9%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFITX

DFA Global Real Estate Securities Portfolio
DFGEX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Global Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.22%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$7,622,239,310
Number of Holdings	130
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
DFA International Real Estate Securities Portfolio	26.4%
Welltower, Inc.	7.3%
Prologis, Inc.	6.7%
Equinix, Inc.	5.4%
American Tower Corp.	4.3%
Digital Realty Trust, Inc.	3.5%
Simon Property Group, Inc.	3.4%
Realty Income Corp.	3.0%
Public Storage	2.4%
Ventas, Inc.	2.1%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFGEX

International Vector Equity Portfolio
DFVQX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the International Vector Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.29%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$4,349,026,614
Number of Holdings	3,784
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
TotalEnergies SE	0.8%
ASML Holding NV	0.8%
Fujikura Ltd.	0.7%
BHP Group Ltd.	0.7%
Orange SA	0.6%
Novartis AG	0.6%
Engie SA	0.6%
Deutsche Telekom AG	0.5%
Roche Holding AG	0.5%
BASF SE	0.5%

Top Countries (% of Total Investments) †
Japan	24.2%
Canada	11.7%
United Kingdom	9.9%
Germany	8.4%
Switzerland	7.2%
France	6.8%
Australia	6.2%
Netherlands	3.4%
Italy	3.2%
Spain	3.1%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFVQX

World ex U.S. Value Portfolio
DFWVX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the World ex U.S. Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.36%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$599,663,263
Number of Holdings	3
Portfolio Turnover Rate	3%*
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
The DFA International Value Series	56.9%
Dimensional Emerging Markets Value Fund	34.6%
DFA International Small Cap Value Portfolio	8.5%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFWVX

DFA Commodity Strategy Portfolio
DCMSX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the DFA Commodity Strategy Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.32%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,411,569,732
Number of Holdings	241
Portfolio Turnover Rate	11%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
U.S. Treasury Bills 3.586% due 10/29/26	3.5%
U.S. Treasury Bills 3.660% due 09/03/26	2.7%
U.S. Treasury Bills 3.704% due 05/14/26	2.7%
U.S. Treasury Bills 3.645% due 07/16/26	2.6%
New Zealand Government Bonds (New Zealand) 0.250% due 05/15/28	2.3%
New Zealand Local Government Funding Agency Bonds (New Zealand) 2.250% due 05/15/28	2.2%
Australia & New Zealand Banking Group Ltd. (Australia) 4.339% due 07/16/27(1 day USD SOFR + 1.360%)	2.0%
Inter-American Development Bank (Supranational Organization Obligations) 4.001% due 10/04/27(1 day USD SOFR Index + 0.350%)	1.9%
DBS Group Holdings Ltd. (Singapore)4.256% due 03/21/28 (1 day USD SOFR + 0.600%)	1.7%
National Australia Bank Ltd. (Australia)4.278% due 06/11/27 (1 day USD SOFR + 0.620%)	1.5%

Security Type (% of Total Investments) †
Bonds	77.5%
U.S. Treasury Obligations	11.9%
Commercial Paper	10.4%
Agency Obligations	0.2%
†	Excludes money market funds and collateral for loaned securities, if any.
PAGE 1	DFA043026-DCMSX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA043026-DCMSX

World Core Equity Portfolio
DREIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the World Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.27%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,287,222,417
Number of Holdings	3
Portfolio Turnover Rate	2%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 1 Portfolio	61.5%
International Core Equity 2 Portfolio	25.6%
Emerging Markets Core Equity 2 Portfolio	12.9%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DREIX

Selectively Hedged Global Equity Portfolio
DSHGX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Selectively Hedged Global Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.30%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$366,203,413
Number of Holdings	3
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Core Equity 2 Portfolio	56.5%
International Core Equity 2 Portfolio	24.0%
Emerging Markets Core Equity 2 Portfolio	19.5%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DSHGX

World ex U.S. Targeted Value Portfolio
DWUSX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the World ex U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.47%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$904,717,207
Number of Holdings	4,956
Portfolio Turnover Rate	9%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BPER Banca SpA	0.8%
Helvetia Baloise Holding AG	0.7%
Bank of Ireland Group PLC	0.7%
Banco de Sabadell SA	0.7%
Banco BPM SpA	0.6%
Centrica PLC	0.5%
NN Group NV	0.5%
AIB Group PLC	0.5%
Sandoz Group AG	0.5%
ABN AMRO Bank NV	0.4%

Top Countries (% of Total Investments) †
Japan	16.1%
China	8.8%
Canada	8.4%
United Kingdom	7.7%
Taiwan	6.3%
Switzerland	5.3%
India	4.9%
South Korea	4.6%
Australia	4.0%
Italy	3.9%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DWUSX

World ex U.S. Core Equity Portfolio
DFWIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the World ex U.S. Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.29%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$5,364,006,703
Number of Holdings	10,890
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1.5%
Samsung Electronics Co. Ltd.	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US)	0.8%
SK Hynix, Inc.	0.7%
ASML Holding NV	0.6%
TotalEnergies SE	0.6%
Tencent Holdings Ltd.	0.5%
Shell PLC	0.5%
Roche Holding AG	0.4%
Nestle SA	0.4%

Top Countries (% of Total Investments) †
Japan	14.7%
Canada	8.6%
Taiwan	8.0%
China	8.0%
United Kingdom	7.4%
South Korea	5.9%
Germany	5.0%
Switzerland	5.0%
France	4.9%
India	4.5%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DFWIX

U.S. Large Cap Equity Portfolio
DUSQX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. Large Cap Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$7	0.13%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$2,567,186,242
Number of Holdings	537
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.4%
Alphabet, Inc. A	2.8%
Alphabet, Inc. C	2.7%
Meta Platforms, Inc. A	2.4%
Broadcom, Inc.	2.2%
JPMorgan Chase & Co.	1.3%
Eli Lilly & Co.	1.2%

Sector Allocation (% of Total Investments) †
Information Technology	32.5%
Financials	11.7%
Industrials	10.4%
Communication Services	10.2%
Consumer Discretionary	10.2%
Health Care	8.6%
Consumer Staples	5.5%
Energy	5.0%
Utilities	3.3%
Materials	2.5%
Real Estate	0.1%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DUSQX

Global Small Company Portfolio
DGLIX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Global Small Company Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.42%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$149,762,241
Number of Holdings	7
Portfolio Turnover Rate	6%*
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Portfolio Allocation (% of Total Investments) †
U.S. Small Cap Portfolio	61.7%
The Emerging Markets Small Cap Series	12.7%
The Continental Small Company Series	10.7%
The Japanese Small Company Series	5.7%
The Canadian Small Company Series	3.8%
The United Kingdom Small Company Series	2.7%
The Asia Pacific Small Company Series	2.6%
†	Excludes money market funds, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DGLIX

U.S. High Relative Profitability Portfolio
DURPX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the U.S. High Relative Profitability Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$6,097,874,808
Number of Holdings	147
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
NVIDIA Corp.	7.6%
Apple, Inc.	6.2%
Meta Platforms, Inc. A	4.4%
Eli Lilly & Co.	4.3%
Microsoft Corp.	4.0%
Visa, Inc. A	3.9%
Caterpillar, Inc.	2.9%
Costco Wholesale Corp.	2.4%
Mastercard, Inc. A	2.1%
Home Depot, Inc.	2.0%

Sector Allocation (% of Total Investments) †
Information Technology	32.2%
Industrials	16.6%
Health Care	13.1%
Consumer Discretionary	10.0%
Financials	8.9%
Consumer Staples	7.9%
Communication Services	6.7%
Energy	2.9%
Utilities	1.0%
Materials	0.7%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DURPX

International High Relative Profitability Portfolio
DIHRX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the International High Relative Profitability Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.29%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,777,381,816
Number of Holdings	424
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Roche Holding AG	3.6%
Nestle SA	2.1%
ASML Holding NV	2.1%
LVMH Moet Hennessy Louis Vuitton SE	1.8%
Sony Group Corp.	1.7%
GSK PLC	1.6%
BHP Group Ltd.	1.4%
Advantest Corp.	1.4%
Tokyo Electron Ltd.	1.3%
AstraZeneca PLC	1.2%

Top Countries (% of Total Investments) †
Japan	22.8%
United Kingdom	12.9%
Canada	10.7%
Switzerland	8.9%
France	8.4%
Germany	7.4%
Australia	7.0%
Netherlands	4.0%
Sweden	3.5%
Spain	2.8%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DIHRX

Emerging Markets Targeted Value Portfolio
DEMGX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Emerging Markets Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.58%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$335,433,812
Number of Holdings	3,023
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Geely Automobile Holdings Ltd.	0.9%
Wuxi Biologics Cayman, Inc.	0.9%
Unimicron Technology Corp.	0.7%
China Resources Land Ltd.	0.6%
Samsung Electro-Mechanics Co. Ltd.	0.6%
TS Financial Holding Co. Ltd.	0.6%
China Hongqiao Group Ltd.	0.6%
JD.com, Inc. A	0.5%
Cemex SAB de CV	0.5%
Zhen Ding Technology Holding Ltd.	0.5%

Top Countries (% of Total Investments) †
China	28.6%
Taiwan	20.5%
India	15.0%
South Korea	14.5%
Brazil	3.2%
South Africa	2.7%
Mexico	2.5%
Saudi Arabia	2.2%
Malaysia	1.7%
United Arab Emirates	1.5%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DEMGX

Emerging Markets ex China Core Equity Portfolio
DAADX | Institutional
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Emerging Markets ex China Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.43%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2026)

Net Assets	$1,150,128,762
Number of Holdings	3,825
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK Hynix, Inc.	5.1%
Samsung Electronics Co. Ltd. (005930 KS)	4.8%
Samsung Electronics Co. Ltd. (SMSN LI)	1.4%
MediaTek, Inc.	0.8%
Unimicron Technology Corp.	0.5%
Petroleo Brasileiro SA - Petrobras	0.5%
Hyundai Motor Co.	0.5%
ASE Technology Holding Co. Ltd.	0.5%
Delta Electronics, Inc.	0.4%

Top Countries (% of Total Investments) †
Taiwan	32.9%
South Korea	23.9%
India	15.0%
Brazil	4.8%
South Africa	4.1%
Saudi Arabia	2.8%
Mexico	2.3%
United Arab Emirates	2.0%
Malaysia	1.8%
Poland	1.7%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DAADX

(b)  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.
(a)	Please see the Schedules of Investments contained in the Semi-Annual Financial Statements & Other Information included under Item 7 of this Report.

Certain of the Portfolios (the “Feeder Funds”) invest all of their assets in a corresponding series or fund of The DFA Investment Trust Company or the Dimensional Emerging Markets Value Fund (the “Master Funds”) as indicated below. The financial statements of the Feeder Funds’ Master Funds, including the Schedules of Investments, are included elsewhere in the Semi-Annual Financial Statements & Other Information and should be read in conjunction with the financial statements of the Feeder Funds.
Feeder Fund	Master Fund
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series
Continental Small Company Portfolio	The Continental Small Company Series
Emerging Markets Portfolio	The Emerging Markets Series
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund
Japanese Small Company Portfolio	The Japanese Small Company Series
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series

(b)     Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Please see Financial Statements included below.

(b)     Please see Financial Highlights included below.

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio
U.S. Large Cap Equity Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
U.S. High Relative Profitability Portfolio
DFA Real Estate Securities Portfolio
DFA Commodity Strategy Portfolio
Dimensional Investment Group Inc.

U.S. Large Company Portfolio
The DFA Investment Trust Company

The U.S. Large Cap Value Series

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

Table of Contents
CONTINUED
ii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
NZD	New Zealand Dollars
USD	United States Dollars
Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2026.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
∞	Rates reflect the effective yields at purchase date.
«	Security pledged as collateral for Futures Contracts.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
~	Security pledged as collateral for Swap Agreements.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Excludes impact of in-kind transactions
1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

2

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (73.8%)
AUSTRALIA — (4.0%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 4.468%, 01/18/27		550	$551,947
(r)	SOFR + 0.810%, FRN, 4.468%, 01/18/27		250	250,885
CSL Finance PLC
Ω	3.850%, 04/27/27		1,055	1,050,579
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	4.578%, 07/02/27		2,000	2,010,787
National Australia Bank Ltd., SOFR + 0.530%, FRN
(r)Ω	4.188%, 12/13/28		2,500	2,501,763
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.493%, 03/14/28		2,200	2,207,577
TOTAL AUSTRALIA				8,573,538
CANADA — (16.2%)
Bank of Montreal
(r)	SOFR + 1.330%, FRN, 4.985%, 06/05/26		183	183,168
(r)	SOFR + 0.620%, FRN, 4.273%, 09/15/26		440	440,458
(r)	SOFR + 0.760%, FRN, 4.416%, 06/04/27		800	802,850
	3.190%, 03/01/28	CAD	6,100	4,479,471
Bank of Nova Scotia, SOFR + 0.780%, FRN
(r)	4.436%, 06/04/27		1,360	1,365,277
Brookfield Finance, Inc.
	3.900%, 01/25/28		1,000	988,224
Canada Housing Trust No. 1
Ω	2.650%, 12/15/28	CAD	1,000	728,384
Ω	4.250%, 12/15/28	CAD	1,800	1,364,242
CDP Financial, Inc.
	3.700%, 03/08/28	CAD	6,050	4,504,396
Ω	3.700%, 03/08/28	CAD	2,000	1,489,057
			Face Amount^	Value†
			(000)
CANADA — (Continued)
City of Montreal
	3.150%, 09/01/28	CAD	1,000	$736,504
CPPIB Capital, Inc.
	3.000%, 06/15/28	CAD	3,500	2,573,125
Element Fleet Management Corp.
Ω	6.271%, 06/26/26		60	60,079
Emera U.S. Finance LP
	3.550%, 06/15/26		500	499,209
Province of British Columbia
	2.950%, 12/18/28	CAD	2,500	1,833,750
Province of Ontario
	2.900%, 06/02/28	CAD	3,000	2,202,223
	3.400%, 09/08/28	CAD	5,400	4,004,313
PSP Capital, Inc.
	1.500%, 03/15/28	CAD	2,300	1,646,176
Royal Bank of Canada
(r)	SOFR + 0.950%, FRN, 4.599%, 01/19/27		436	437,853
(r)	SOFR + 0.710%, FRN, 4.359%, 01/21/27		1,700	1,704,572
Suncor Energy, Inc.
	7.875%, 06/15/26		750	752,672
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 4.730%, 07/17/26		47	47,085
(r)	SOFR + 0.730%, FRN, 4.380%, 04/05/27		1,000	1,003,429
#(r)	SOFR + 0.750%, FRN, 4.399%, 10/13/28		1,000	1,001,107
TOTAL CANADA				34,847,624
FRANCE — (2.5%)
Banque Federative du Credit Mutuel SA, SOFR + 0.990%, FRN
(r)	4.641%, 10/16/28		1,250	1,256,508
BNP Paribas SA
Ω	3.500%, 11/16/27		850	838,154
3

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	4.523%, 03/11/27	1,800	$1,807,424
Societe Generale SA
Ω	5.250%, 02/19/27	1,400	1,410,241
TOTAL FRANCE			5,312,327
GERMANY — (3.1%)
BMW U.S. Capital LLC
Ω	4.650%, 08/13/26	500	500,877
(r)Ω	SOFR + 0.710%, FRN, 4.375%, 08/11/27	1,214	1,217,382
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.489%, 01/13/28	1,500	1,501,742
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.630%, FRN, 4.278%, 07/31/26	600	600,652
(r)Ω	SOFR + 0.930%, FRN, 4.581%, 03/31/28	1,400	1,404,953
Volkswagen Group of America Finance LLC, SOFR + 1.060%, FRN
(r)Ω	4.711%, 03/25/27	1,500	1,505,360
TOTAL GERMANY			6,730,966
IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.100%, 01/15/27	1,250	1,263,527
ITALY — (0.2%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27	500	496,560
JAPAN — (3.9%)
Mizuho Financial Group, Inc.
	3.170%, 09/11/27	1,900	1,871,136
Nomura Holdings, Inc., SOFR + 1.250%, FRN
(r)	4.908%, 07/02/27	700	704,845
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
NTT Finance Corp.
(r)Ω	SOFR + 1.080%, FRN, 4.737%, 07/16/28		1,000	$1,006,960
(r)	SOFR + 1.080%, FRN, 4.737%, 07/16/28		200	201,392
ORIX Corp.
	5.000%, 09/13/27		800	805,837
Sumitomo Mitsui Financial Group, Inc., SOFR + 0.760%, FRN
(r)	4.419%, 01/15/29		1,750	1,745,348
Sumitomo Mitsui Trust Bank Ltd.
(r)	SOFR + 0.980%, FRN, 4.639%, 09/10/27		784	789,126
(r)	SOFR + 0.750%, FRN, 4.409%, 09/11/28		1,300	1,303,020
TOTAL JAPAN				8,427,664
NETHERLANDS — (2.8%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.441%, 07/07/28		3,550	3,557,526
Cooperatieve Rabobank UA, SOFR + 0.650%, FRN
(r)	4.301%, 04/01/29		2,400	2,407,742
TOTAL NETHERLANDS				5,965,268
NEW ZEALAND — (6.1%)
ANZ New Zealand International Ltd., SOFR + 0.610%, FRN
(r)Ω	4.267%, 01/22/29		1,000	1,001,062
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	10,500	5,788,835
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	11,000	6,293,736
TOTAL NEW ZEALAND				13,083,633
NORWAY — (0.5%)
Var Energi ASA
Ω	7.500%, 01/15/28		1,000	1,042,064
4

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SINGAPORE — (0.8%)
DBS Group Holdings Ltd.
(r)	SOFR + 0.600%, FRN, 4.256%, 03/21/28		1,800	1,805,644
SPAIN — (0.6%)
Banco Bilbao Vizcaya Argentaria SA
(r)	SOFR + 0.880%, FRN, 4.539%, 03/03/29		1,200	1,199,030
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.0%)
European Financial Stability Facility
	2.500%, 12/15/27	EUR	900	$1,051,341
International Bank for Reconstruction & Development
	2.900%, 09/05/28	CAD	4,500	3,299,592
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				4,350,933
SWEDEN — (1.3%)
Skandinaviska Enskilda Banken AB
#(r)Ω	SOFR + 0.680%, FRN, 4.333%, 03/12/29		2,870	2,868,493
UNITED KINGDOM — (1.1%)
LSEG Finance PLC
Ω	2.000%, 04/06/28		500	477,243
NatWest Markets PLC, SOFR + 0.950%, FRN
(r)Ω	4.601%, 03/21/28		2,000	2,009,524
TOTAL UNITED KINGDOM				2,486,767
UNITED STATES — (28.1%)
AbbVie, Inc., SOFR + 0.480%, FRN
(r)	4.136%, 03/03/28		1,000	1,001,430
American Honda Finance Corp.
(r)	SOFR + 0.710%, FRN, 4.359%, 07/09/27		661	661,030
(r)	SOFR + 0.900%, FRN, 4.558%, 09/01/28		450	450,268
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r)	SOFR + 0.780%, FRN, 4.429%, 01/08/29	1,000	$996,959
American Tower Corp.
	1.450%, 09/15/26	1,403	1,387,999
AT&T, Inc.
	3.800%, 02/15/27	600	598,362
Aviation Capital Group LLC
Ω	4.750%, 04/14/27	78	78,261
Baltimore Gas & Electric Co.
	2.400%, 08/15/26	549	545,964
Bank of America NA, SOFR + 1.020%, FRN
(r)	4.684%, 08/18/26	300	300,460
Brixmor Operating Partnership LP
	4.125%, 06/15/26	200	199,901
	3.900%, 03/15/27	800	797,638
Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.275%, 02/11/28	1,750	1,753,312
Carrier Global Corp.
	2.493%, 02/15/27	600	592,329
Caterpillar Financial Services Corp.
(r)	SOFR + 0.380%, FRN, 4.029%, 01/07/27	292	291,667
(r)	SOFR + 0.520%, FRN, 4.185%, 05/14/27	400	400,655
(r)	SOFR + 0.520%, FRN, 4.178%, 03/03/28	1,500	1,502,385
Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.185%, 05/13/26	146	146,014
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	3.700%, 06/01/28	2,000	1,966,549
Chevron USA, Inc., SOFR + 0.570%, FRN
(r)	4.235%, 08/13/28	2,250	2,256,322
Citibank NA, SOFR + 0.781%, FRN
(r)	4.439%, 05/29/27	600	602,676
CMS Energy Corp.
	3.000%, 05/15/26	190	189,915
5

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.184%, 11/18/27	400	$399,638
Constellation Energy Generation LLC, SOFR + 0.600%, FRN
(r)	4.249%, 01/08/28	266	265,712
Crown Castle, Inc.
	3.700%, 06/15/26	1,000	999,194
	1.050%, 07/15/26	500	496,759
Darden Restaurants, Inc.
	3.850%, 05/01/27	100	99,452
EPR Properties
	4.750%, 12/15/26	1,500	1,499,708
Equinix, Inc.
	1.450%, 05/15/26	140	139,842
Extra Space Storage LP
	3.875%, 12/15/27	1,075	1,064,480
Fidelity National Information Services, Inc., SOFR + 1.210%, FRN
(r)	4.864%, 03/10/29	1,460	1,458,423
Fiserv, Inc.
	5.150%, 03/15/27	340	341,827
	2.250%, 06/01/27	600	585,653
	5.450%, 03/02/28	575	582,190
Georgia Power Co., SOFR + 0.280%, FRN
#(r)	3.933%, 09/15/26	800	799,165
Global Payments, Inc.
	4.950%, 08/15/27	500	501,426
HCA, Inc., SOFR + 0.870%, FRN
(r)	4.528%, 03/01/28	1,500	1,504,638
Healthcare Realty Holdings LP
	3.500%, 08/01/26	80	79,817
Hewlett Packard Enterprise Co., SOFR + 0.960%, FRN
#(r)	4.613%, 09/15/28	1,500	1,502,036
Highmark, Inc.
Ω	1.450%, 05/10/26	300	299,642
HSBC USA, Inc.
(r)	SOFR + 0.960%, FRN, 4.616%, 03/04/27	1,000	1,004,260
(r)	SOFR + 0.970%, FRN, 4.628%, 06/03/28	1,117	1,123,076
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Humana, Inc.
	3.950%, 03/15/27		237	$236,356
ITC Holdings Corp.
Ω	4.950%, 09/22/27		1,300	1,306,354
John Deere Capital Corp.
(r)	SOFR + 0.500%, FRN, 4.158%, 03/06/28		400	400,786
(r)	SOFR + 0.550%, FRN, 4.205%, 03/09/29		1,000	1,000,162
Keurig Dr. Pepper, Inc.
(r)	SOFR + 0.580%, FRN, 4.244%, 11/15/26		220	220,165
(r)	SOFR + 0.880%, FRN, 4.533%, 03/15/27		240	240,270
KeyCorp
	2.250%, 04/06/27		1,400	1,375,009
Las Vegas Sands Corp.
	5.900%, 06/01/27		200	202,082
Leggett & Platt, Inc.
#	3.500%, 11/15/27		479	468,396
Markel Group, Inc.
	3.500%, 11/01/27		725	714,112
Marriott International, Inc.
	3.125%, 06/15/26		500	499,411
Molson Coors Beverage Co.
	3.000%, 07/15/26		1,500	1,496,131
National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	4.473%, 09/16/27		170	170,780
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	1,400	997,269
NextEra Energy Capital Holdings, Inc.
(r)	SOFR + 0.800%, FRN, 4.467%, 02/04/28		863	866,438
	4.900%, 02/28/28		500	504,123
PayPal Holdings, Inc., SOFR + 0.670%, FRN
#(r)	4.325%, 03/06/28		2,275	2,278,760
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	5.875%, 11/15/27		1,250	1,272,244
6

Enhanced U.S. Large Company Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Philip Morris International, Inc.
(r) SOFR + 0.830%, FRN, 4.477%, 04/28/28	190	$190,607
(r) SOFR + 0.660%, FRN, 4.308%, 10/27/28	1,750	1,749,934
Public Storage Operating Co., SOFR + 0.700%, FRN
(r) 4.351%, 04/16/27	780	781,353
Royalty Pharma PLC
1.750%, 09/02/27	50	48,266
Sanofi SA, SOFR + 0.540%, FRN
(r) 4.209%, 11/03/28	1,313	1,315,776
Sempra
5.400%, 08/01/26	1,495	1,497,995
Sonoco Products Co.
4.450%, 09/01/26	600	600,321
Synchrony Financial
3.950%, 12/01/27	1,400	1,384,499
Toyota Motor Credit Corp.
(r) SOFR + 0.710%, FRN, 4.375%, 05/14/27	1,000	1,002,641
(r) SOFR + 0.650%, FRN, 4.303%, 03/13/29	800	800,388
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	1,100	1,099,078
Veralto Corp.
5.500%, 09/18/26	1,250	1,254,043
VMware LLC
1.400%, 08/15/26	137	135,947
Walt Disney Co., SOFR + 0.470%, FRN
(r) 4.136%, 03/14/29	1,000	997,540
WEC Energy Group, Inc.
5.600%, 09/12/26	400	401,577
Williams Cos., Inc.
3.750%, 06/15/27	1,350	1,341,018
WP Carey, Inc.
# 4.250%, 10/01/26	204	204,040
TOTAL UNITED STATES		60,520,905
TOTAL BONDS		158,974,943
U.S. TREASURY OBLIGATIONS — (14.6%)
U.S. Treasury Bills
∞ 3.685%, 05/14/26	6,500	6,491,591
«∞ 3.666%, 05/26/26	7,000	6,982,573
		Face Amount^	Value†
		(000)

∞	3.696%, 07/16/26	4,500	$4,465,928
U.S. Treasury Notes
«	3.125%, 08/31/27	5,500	5,448,223
	3.500%, 09/30/27	2,700	2,686,605
«	3.500%, 10/31/27	5,350	5,320,951
TOTAL U.S. TREASURY OBLIGATIONS			31,395,871
COMMERCIAL PAPER — (9.7%)
CANADA — (1.5%)
OMERS Finance Trust
Ω	3.766%, 05/11/26	1,750	1,748,000
TELUS Corp.
Ω	4.185%, 06/15/26	1,500	1,491,622
TOTAL CANADA			3,239,622
GERMANY — (1.6%)
E.ON SE
Ω	3.942%, 05/26/26	250	249,269
Ω	3.952%, 05/26/26	1,200	1,196,490
Kreditanstalt fuer Wiederaufbau
Ω	3.766%, 07/22/26	2,000	1,983,031
TOTAL GERMANY			3,428,790
UNITED STATES — (6.6%)
Campbell's Co.
Ω	4.305%, 07/16/26	1,000	991,264
Clorox Co.
Ω	4.205%, 06/02/26	1,000	996,275
CRH America Finance, Inc.
Ω	4.087%, 06/24/26	500	496,888
Edison International
Ω	4.383%, 06/10/26	1,400	1,393,105
EIDP, Inc.
Ω	4.181%, 05/29/26	1,000	996,809
Entergy Corp.
Ω	4.034%, 06/09/26	1,500	1,493,211
ERP Operating LP
Ω	4.070%, 05/12/26	2,000	1,997,337
General Motors Financial Co., Inc.
Ω	4.040%, 08/27/26	1,500	1,479,139
Harley-Davidson Financial Services, Inc.
Ω	4.598%, 06/22/26	1,100	1,093,126
Hubbell, Inc.
Ω	4.124%, 05/15/26	500	499,200
National Securities Clearing Corp.
Ω	3.821%, 06/02/26	1,500	1,494,838
7

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Phillips 66
Ω	4.507%, 06/24/26	1,300	$1,291,960
TOTAL UNITED STATES			14,223,152
TOTAL COMMERCIAL PAPER (Cost $20,895,216)			20,891,564
TOTAL INVESTMENT SECURITIES (Cost $210,660,511)			211,262,378
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	355,131	$4,107,089
TOTAL INVESTMENTS — (100.0%)
(Cost $214,767,600)			$215,369,467
As of April 30, 2026, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	12,075,920	USD	8,381,269	Citibank, N.A.	05/04/26	$312,791
EUR	902,337	USD	1,056,546	Citibank, N.A.	05/04/26	2,481
CAD	2,615,156	USD	1,915,060	Royal Bank of Canada	05/04/26	10,423
AUD	3,031,312	USD	2,138,680	Societe Generale	05/04/26	43,714
USD	2,605,547	NZD	4,402,876	NatWest Markets PLC	05/15/26	3,559
AUD	53,288	USD	36,977	Citibank, N.A.	05/29/26	1,371
Total Appreciation						$374,339
USD	10,678,124	AUD	15,107,232	Citibank, N.A.	05/04/26	$(198,331)
USD	1,881,310	CAD	2,615,156	Citibank, N.A.	05/04/26	(44,172)
USD	1,042,016	EUR	902,337	Societe Generale	05/04/26	(17,012)
USD	36,818	AUD	53,288	Citibank, N.A.	05/29/26	(1,530)
USD	1,058,026	EUR	902,337	Citibank, N.A.	06/03/26	(2,445)
USD	3,138,860	CAD	4,314,214	Citibank, N.A.	06/08/26	(42,272)
USD	2,817,624	CAD	3,859,578	Societe Generale	06/08/26	(28,278)
USD	10,808,351	CAD	14,914,541	NatWest Markets PLC	06/15/26	(192,261)
USD	11,103,678	CAD	15,229,149	NatWest Markets PLC	06/16/26	(129,451)
USD	9,535,302	NZD	16,144,810	Citibank, N.A.	06/22/26	(17,644)
USD	1,919,887	CAD	2,615,156	Royal Bank of Canada	07/03/26	(10,437)
Total (Depreciation)						$(683,833)
Total Appreciation (Depreciation)						$(309,494)
8

Enhanced U.S. Large Company Portfolio
CONTINUED
As of April 30, 2026, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	595	06/18/26	$206,954,650	$215,501,562	$8,546,912
Total Futures Contracts			$206,954,650	$215,501,562	$8,546,912
As of April 30, 2026, the value of Rule 144A securities amounted to $60,570,981 or 28.1% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$8,573,538	—	$8,573,538
Canada	—	34,847,624	—	34,847,624
France	—	5,312,327	—	5,312,327
Germany	—	6,730,966	—	6,730,966
Ireland	—	1,263,527	—	1,263,527
Italy	—	496,560	—	496,560
Japan	—	8,427,664	—	8,427,664
Netherlands	—	5,965,268	—	5,965,268
New Zealand	—	13,083,633	—	13,083,633
Norway	—	1,042,064	—	1,042,064
Singapore	—	1,805,644	—	1,805,644
Spain	—	1,199,030	—	1,199,030
Supranational Organization Obligations	—	4,350,933	—	4,350,933
Sweden	—	2,868,493	—	2,868,493
United Kingdom	—	2,486,767	—	2,486,767
United States	—	60,520,905	—	60,520,905
U.S. Treasury Obligations	—	31,395,871	—	31,395,871
Commercial Paper	—	20,891,564	—	20,891,564
Securities Lending Collateral	—	4,107,089	—	4,107,089
Total Investments in Securities	—	$215,369,467	—	$215,369,467
Financial Instruments
Assets
Forward Currency Contracts**	—	374,339	—	374,339
Futures Contracts**	$8,546,912	—	—	8,546,912
Liabilities
Forward Currency Contracts**	—	(683,833)	—	(683,833)
Total Financial Instruments	$8,546,912	$(309,494)	—	$8,237,418
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
9

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (10.1%)
	Alphabet, Inc. (GOOG US), Class C	178,441	$68,153,756
	Alphabet, Inc. (GOOGL US), Class A	186,731	71,854,089
*	AST SpaceMobile, Inc.	1,084	80,108
	AT&T, Inc.	268,456	7,014,755
#*	Charter Communications, Inc., Class A	6,643	1,097,224
	Comcast Corp., Class A	155,652	4,208,830
	Electronic Arts, Inc.	2,740	554,494
	Fox Corp. (FOX US), Class B	13,568	773,647
	Fox Corp. (FOXA US), Class A	17,570	1,115,519
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,915	151,668
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	15,785	1,356,721
#*	Live Nation Entertainment, Inc.	12,730	2,010,576
	Meta Platforms, Inc., Class A	99,975	61,175,702
*	Netflix, Inc.	126,406	11,832,866
	News Corp. (NWS US), Class B	1,913	58,308
	Omnicom Group, Inc.	19,990	1,533,633
*	Reddit, Inc., Class A	4,026	592,748
*	ROBLOX Corp., Class A	13,333	736,782
*	Spotify Technology SA	3,264	1,457,539
*	Take-Two Interactive Software, Inc.	5,599	1,196,842
	TKO Group Holdings, Inc.	2,883	536,497
	T-Mobile U.S., Inc.	21,110	4,127,005
*	Trade Desk, Inc., Class A	2,861	67,491
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	201,094	$9,658,545
	Walt Disney Co.	45,763	4,747,911
*	Warner Bros Discovery, Inc.	120,813	3,267,992
TOTAL COMMUNICATION SERVICES			259,361,248
CONSUMER DISCRETIONARY — (10.0%)
*	Airbnb, Inc., Class A	12,253	1,719,831
*	Amazon.com, Inc.	418,120	110,826,887
*	Aptiv PLC	9,048	545,232
*	AutoZone, Inc.	991	3,670,694
	Best Buy Co., Inc.	6,900	417,381
	Booking Holdings, Inc.	30,275	5,097,099
*	Burlington Stores, Inc.	4,681	1,497,967
	Carnival Corp.	71,992	1,908,508
*	Carvana Co.	7,000	2,770,600
*	Chipotle Mexican Grill, Inc.	60,503	2,056,497
*	Coupang, Inc.	54,216	1,083,236
	Darden Restaurants, Inc.	9,561	1,917,554
*	Deckers Outdoor Corp.	945	96,579
	Dick's Sporting Goods, Inc.	3,906	886,350
	Domino's Pizza, Inc.	105	35,639
*	DoorDash, Inc., Class A	4,633	781,355
	DR Horton, Inc.	19,687	3,029,042
	eBay, Inc.	37,732	3,904,507
	Expedia Group, Inc.	8,564	2,127,041
*	Flutter Entertainment PLC	5,577	601,926
	Ford Motor Co.	277,692	3,354,519
	Garmin Ltd.	11,532	2,896,146
	General Motors Co.	73,979	5,688,245
	Genuine Parts Co.	7,300	782,779
	Hilton Worldwide Holdings, Inc.	16,008	5,187,713
	Home Depot, Inc.	46,769	15,377,647
	Las Vegas Sands Corp.	42,739	2,333,977
	Lennar Corp. (LEN US), Class A	11,567	1,044,500
	Lennar Corp. (LENB US), Class B	921	81,398
10

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lowe's Cos., Inc.	20,972	$5,007,904
*	Lululemon Athletica, Inc.	8,956	1,233,241
	Marriott International, Inc., Class A	12,862	4,652,057
	McDonald's Corp.	27,487	8,069,908
	NIKE, Inc., Class B	35,386	1,569,723
*	NVR, Inc.	224	1,414,755
*	O'Reilly Automotive, Inc.	37,716	3,748,970
	Penske Automotive Group, Inc.	1,100	188,672
	PulteGroup, Inc.	16,309	1,995,569
	Ralph Lauren Corp.	3,023	1,084,169
#*	Rivian Automotive, Inc., Class A	87,798	1,439,887
	Ross Stores, Inc.	25,409	5,787,916
	Royal Caribbean Cruises Ltd.	22,864	6,030,609
	Somnigroup International, Inc.	7,800	591,708
	Starbucks Corp.	38,550	4,060,472
	Tapestry, Inc.	16,517	2,395,626
*	Tesla, Inc.	35,292	13,468,486
	TJX Cos., Inc.	44,806	7,023,340
	Tractor Supply Co.	34,388	1,207,019
*	Ulta Beauty, Inc.	3,426	1,841,406
*	Versigent PLC	3,016	105,470
	Williams-Sonoma, Inc.	9,404	1,704,099
	Yum! Brands, Inc.	18,076	2,885,833
TOTAL CONSUMER DISCRETIONARY			259,227,688
CONSUMER STAPLES — (5.4%)
	Altria Group, Inc.	70,246	5,103,372
	Archer-Daniels-Midland Co.	24,448	1,822,354
	Brown-Forman Corp. (BF/A US), Class A	105	2,759
	Bunge Global SA	14,200	1,804,394
	Casey's General Stores, Inc.	2,824	2,321,752
	Church & Dwight Co., Inc.	13,895	1,348,649
	Clorox Co.	2,271	219,015
	Coca-Cola Co.	165,359	13,023,675
	Colgate-Palmolive Co.	48,554	4,144,570
	Constellation Brands, Inc., Class A	13,085	2,048,849
	Costco Wholesale Corp.	13,435	13,630,211
	Dollar General Corp.	15,206	1,762,071
*	Dollar Tree, Inc.	4,000	388,440
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Estee Lauder Cos., Inc., Class A	18,709	$1,435,167
	General Mills, Inc.	35,214	1,243,406
	Hershey Co.	11,726	2,177,987
	Kenvue, Inc.	176,688	3,097,341
	Keurig Dr. Pepper, Inc.	69,106	2,031,716
#	Kimberly-Clark Corp.	26,573	2,615,580
	Kraft Heinz Co.	52,112	1,180,858
	Kroger Co.	55,318	3,765,496
	McCormick & Co., Inc. (MKC US)	9,530	484,505
	McCormick & Co., Inc. (MKC/V US)	210	10,630
	Mondelez International, Inc., Class A	89,270	5,484,749
*	Monster Beverage Corp.	50,974	3,928,566
	PepsiCo, Inc.	58,828	9,323,650
*	Performance Food Group Co.	1,659	150,239
	Philip Morris International, Inc.	64,444	10,637,771
	Procter & Gamble Co.	85,281	12,543,982
	Sysco Corp.	39,264	2,933,414
	Target Corp.	22,596	2,931,831
	Tyson Foods, Inc., Class A	21,893	1,402,685
*	U.S. Foods Holding Corp.	16,616	1,553,430
	Walmart, Inc.	169,632	22,379,550
TOTAL CONSUMER STAPLES			138,932,664
ENERGY — (4.8%)
	Baker Hughes Co.	72,095	5,022,859
	Cheniere Energy, Inc.	14,697	4,040,940
	Chevron Corp.	75,114	14,520,287
	ConocoPhillips	45,203	5,685,633
	Coterra Energy, Inc.	59,614	2,140,739
	Devon Energy Corp.	55,004	2,825,556
	Diamondback Energy, Inc.	17,556	3,610,040
	EOG Resources, Inc.	36,714	5,160,887
	EQT Corp.	31,137	1,870,711
	Expand Energy Corp.	16,215	1,656,362
	Exxon Mobil Corp.	194,341	29,992,647
	Halliburton Co.	68,568	2,900,426
	Kinder Morgan, Inc.	117,037	3,847,006
	Marathon Petroleum Corp.	21,814	5,416,198
	Occidental Petroleum Corp.	60,703	3,677,388
	ONEOK, Inc.	34,728	3,210,951
11

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Permian Resources Corp., Class A	73,000	$1,578,260
	Phillips 66	21,139	3,787,052
	SLB Ltd.	110,460	6,282,965
	Targa Resources Corp.	17,092	4,445,287
	TechnipFMC PLC	32,428	2,450,584
	Texas Pacific Land Corp.	4,239	1,880,717
	Valero Energy Corp.	15,914	4,019,558
	Viper Energy, Inc., Class A	6,100	301,218
	Williams Cos., Inc.	53,792	4,104,868
TOTAL ENERGY			124,429,139
FINANCIALS — (11.6%)
*	Affirm Holdings, Inc.	11,806	758,890
	Aflac, Inc.	21,574	2,452,317
	Allstate Corp.	18,896	4,105,345
	American Express Co.	25,472	8,228,730
	American International Group, Inc.	28,152	2,105,770
	Ameriprise Financial, Inc.	7,098	3,370,059
	Aon PLC, Class A	14,564	4,538,871
	Apollo Global Management, Inc.	13,841	1,781,613
*	Arch Capital Group Ltd.	25,731	2,430,550
#	ARES Management Corp., Class A	9,422	1,106,143
	Arthur J Gallagher & Co.	9,145	1,887,528
	Bank of America Corp.	173,590	9,280,121
	Bank of New York Mellon Corp.	26,196	3,519,956
*	Berkshire Hathaway, Inc., Class B	45,380	21,491,968
	Blackrock, Inc.	3,460	3,686,976
	Blackstone, Inc.	15,460	1,941,467
*	Block, Inc.	24,359	1,717,553
	Brown & Brown, Inc.	17,292	1,040,114
	Capital One Financial Corp.	15,921	3,045,687
	Carlyle Group, Inc.	27,159	1,359,851
	Cboe Global Markets, Inc.	6,406	1,922,377
	Charles Schwab Corp.	56,168	5,147,235
	Chubb Ltd.	9,363	3,061,701
	Cincinnati Financial Corp.	9,657	1,579,885
	Citigroup, Inc.	44,809	5,734,656
	Citizens Financial Group, Inc.	32,715	2,128,111
		Shares	Value†
FINANCIALS — (Continued)
	CME Group, Inc.	8,461	$2,435,245
*	Coinbase Global, Inc., Class A	8,118	1,524,317
	Corebridge Financial, Inc.	10,382	285,920
*	Corpay, Inc.	5,780	1,771,397
	East West Bancorp, Inc.	832	105,223
	Erie Indemnity Co., Class A	263	57,579
	Fidelity National Financial, Inc.	1,764	92,257
	Fidelity National Information Services, Inc.	29,450	1,370,308
	Fifth Third Bancorp	34,487	1,750,560
	First Citizens BancShares, Inc., Class A	686	1,360,900
*	Fiserv, Inc.	17,857	1,118,741
	Global Payments, Inc.	13,687	984,916
	Goldman Sachs Group, Inc.	10,556	9,751,316
	Hartford Insurance Group, Inc.	23,179	3,171,119
	Huntington Bancshares, Inc.	82,511	1,382,884
	Interactive Brokers Group, Inc., Class A	9,200	731,400
	Intercontinental Exchange, Inc.	13,635	2,155,557
	Jack Henry & Associates, Inc.	2,034	312,727
	JPMorgan Chase & Co.	104,343	32,683,358
	KeyCorp	81,559	1,803,269
	KKR & Co., Inc.	13,319	1,389,704
	Loews Corp.	14,464	1,628,791
	LPL Financial Holdings, Inc.	5,890	1,968,026
	M&T Bank Corp.	8,401	1,836,711
*	Markel Group, Inc.	912	1,616,493
	Marsh & McLennan Cos., Inc.	17,695	2,967,628
	Mastercard, Inc., Class A	35,942	18,075,951
	MetLife, Inc.	46,333	3,711,273
	Moody's Corp.	6,409	2,959,997
	Morgan Stanley	45,991	8,765,425
	MSCI, Inc.	5,056	2,990,169
	Nasdaq, Inc.	31,398	2,885,790
	Northern Trust Corp.	15,393	2,560,472
	PayPal Holdings, Inc.	49,213	2,467,540
12

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PNC Financial Services Group, Inc.	9,821	$2,190,083
	Principal Financial Group, Inc.	18,106	1,827,076
	Progressive Corp.	24,481	4,927,536
	Prudential Financial, Inc.	19,921	1,954,449
	Raymond James Financial, Inc.	13,955	2,209,356
	Regions Financial Corp.	67,447	1,925,612
	Reinsurance Group of America, Inc.	3,658	773,521
	RenaissanceRe Holdings Ltd.	2,953	906,482
*	Robinhood Markets, Inc., Class A	49,376	3,599,017
*	Rocket Cos., Inc., Class A	4,617	67,501
	S&P Global, Inc.	6,645	2,865,523
#*	SoFi Technologies, Inc.	43,240	696,164
	State Street Corp.	14,573	2,227,337
	Synchrony Financial	25,556	1,947,367
#	T. Rowe Price Group, Inc.	15,476	1,592,171
*	Toast, Inc., Class A	25,713	733,335
	Tradeweb Markets, Inc., Class A	6,235	706,114
	Travelers Cos., Inc.	16,697	5,094,923
	Truist Financial Corp.	67,540	3,478,310
	U.S. Bancorp	64,456	3,652,077
	Visa, Inc., Class A	66,843	22,047,495
	W.R. Berkley Corp.	26,851	1,794,452
	Wells Fargo & Co.	110,486	9,085,264
	Willis Towers Watson PLC	7,094	1,817,483
TOTAL FINANCIALS			298,215,085
HEALTH CARE — (8.5%)
	Abbott Laboratories	57,157	5,189,284
	AbbVie, Inc.	66,391	14,029,746
††	Abiomed, Inc.	2,233	34,857
	Agilent Technologies, Inc.	12,685	1,465,752
*	Alnylam Pharmaceuticals, Inc.	5,996	1,855,702
	Amgen, Inc.	25,742	8,913,167
	Becton Dickinson & Co.	12,218	1,820,971
*	Biogen, Inc.	7,092	1,342,374
*	Boston Scientific Corp.	29,668	1,709,173
		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	63,827	$3,867,278
	Cardinal Health, Inc.	15,619	3,012,593
	Cencora, Inc.	13,158	4,052,796
*	Centene Corp.	23,101	1,240,293
	Cigna Group	14,812	4,304,071
*	Cooper Cos., Inc.	4,928	309,971
	CVS Health Corp.	31,083	2,588,903
	Danaher Corp.	14,931	2,671,902
*	Dexcom, Inc.	21,073	1,254,897
*	Edwards Lifesciences Corp.	24,393	2,036,816
	Elevance Health, Inc.	13,028	4,904,000
	Eli Lilly & Co.	32,114	30,013,744
*	GE HealthCare Technologies, Inc.	29,436	1,790,886
	Gilead Sciences, Inc.	69,213	9,055,829
*	GRAIL, Inc.	158	8,608
	HCA Healthcare, Inc.	6,001	2,607,134
»	Hologic, Inc.	26	0
	Humana, Inc.	6,110	1,444,648
*	IDEXX Laboratories, Inc.	4,949	2,775,399
*	Illumina, Inc.	5,778	732,304
*	Incyte Corp.	13,681	1,303,389
*	Insmed, Inc.	5,730	781,171
*	Insulet Corp.	2,450	421,743
*	Intuitive Surgical, Inc.	4,473	2,046,890
*	IQVIA Holdings, Inc.	12,730	2,016,050
	Johnson & Johnson	119,021	27,356,977
	Labcorp Holdings, Inc.	6,052	1,554,154
	McKesson Corp.	4,637	3,780,082
	Medtronic PLC	30,858	2,498,572
	Merck & Co., Inc.	113,259	12,365,618
*	Mettler-Toledo International, Inc.	1,368	1,746,402
*	Moderna, Inc.	7,453	342,391
*	Natera, Inc.	4,075	840,102
*	Neurocrine Biosciences, Inc.	1,239	163,139
	Pfizer, Inc.	203,381	5,430,273
	Quest Diagnostics, Inc.	9,146	1,776,153
	Regeneron Pharmaceuticals, Inc.	2,477	1,751,388
	ResMed, Inc.	8,988	1,921,724
*	Revolution Medicines, Inc.	1,900	273,828
*	Roivant Sciences Ltd.	37,890	1,081,002
*	Solventum Corp.	1,931	130,072
	STERIS PLC	6,677	1,448,108
	Stryker Corp.	9,877	3,112,539
*	Tenet Healthcare Corp.	7,000	1,239,840
13

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Thermo Fisher Scientific, Inc.	8,063	$3,861,854
*	United Therapeutics Corp.	3,500	1,999,725
	UnitedHealth Group, Inc.	32,375	11,994,290
	Universal Health Services, Inc., Class B	398	66,971
*	Veeva Systems, Inc., Class A	7,312	1,140,453
*	Vertex Pharmaceuticals, Inc.	6,096	2,605,308
	Viatris, Inc.	29,555	441,552
*	Waters Corp.	5,770	1,784,257
	West Pharmaceutical Services, Inc.	3,806	1,132,628
	Zimmer Biomet Holdings, Inc.	14,759	1,216,584
	Zoetis, Inc.	23,440	2,694,897
TOTAL HEALTH CARE			219,353,224
INDUSTRIALS — (10.3%)
	3M Co.	29,996	4,395,014
	AMETEK, Inc.	14,174	3,337,977
*	API Group Corp.	15,000	685,800
*	ATI, Inc.	2,667	414,612
	Automatic Data Processing, Inc.	16,523	3,501,885
*	Axon Enterprise, Inc.	2,389	959,805
*	Bloom Energy Corp., Class A	1,400	396,704
*	Boeing Co.	28,766	6,588,277
	Broadridge Financial Solutions, Inc.	9,001	1,385,974
	BWX Technologies, Inc.	4,051	876,596
	Carlisle Cos., Inc.	334	118,657
	Carpenter Technology Corp.	112	47,958
	Carrier Global Corp.	25,447	1,709,275
	Caterpillar, Inc.	18,556	16,516,881
	CH Robinson Worldwide, Inc.	9,615	1,748,103
	Cintas Corp.	13,868	2,422,878
	Comfort Systems USA, Inc.	2,243	4,127,681
*	Copart, Inc.	22,170	734,049
	CSX Corp.	138,364	6,285,877
	Cummins, Inc.	8,499	5,702,914
	Curtiss-Wright Corp.	2,268	1,633,414
	Deere & Co.	8,308	4,900,640
	Delta Air Lines, Inc.	51,782	3,520,658
		Shares	Value†
INDUSTRIALS — (Continued)
	Dover Corp.	7,156	$1,620,190
	Eaton Corp. PLC	12,725	5,510,052
	EMCOR Group, Inc.	3,776	3,366,946
	Emerson Electric Co.	19,203	2,696,869
	Equifax, Inc.	6,495	1,129,740
	Expeditors International of Washington, Inc.	10,908	1,613,184
	Fastenal Co.	65,344	2,935,906
	FedEx Corp.	13,970	5,634,241
	Ferguson Enterprises, Inc.	15,731	4,211,346
	Fortive Corp.	20,080	1,200,583
	FTAI Aviation Ltd.	7,193	1,795,876
	GE Vernova, Inc.	5,824	6,310,071
	General Dynamics Corp.	7,513	2,586,726
	General Electric Co.	28,499	8,262,715
	Graco, Inc.	13,146	1,055,229
	HEICO Corp. (HEI US)	2,731	737,152
	HEICO Corp. (HEIA US), Class A	4,226	883,319
	Honeywell International, Inc.	30,089	6,448,975
	Howmet Aerospace, Inc.	12,471	3,030,952
	Hubbell, Inc.	4,049	2,057,580
	Huntington Ingalls Industries, Inc.	1,840	670,294
	Illinois Tool Works, Inc.	19,254	4,967,725
	Ingersoll Rand, Inc.	19,044	1,520,854
	ITT, Inc.	216	46,297
	Jacobs Solutions, Inc.	5,193	672,026
	JB Hunt Transport Services, Inc.	6,151	1,547,161
	Johnson Controls International PLC	27,421	4,004,289
	L3Harris Technologies, Inc.	9,638	3,089,461
	Leidos Holdings, Inc.	10,062	1,501,452
	Lennox International, Inc.	2,165	1,158,037
	Lockheed Martin Corp.	10,691	5,537,617
	Masco Corp.	1,341	96,311
*	MasTec, Inc.	3,634	1,431,978
*	Nextpower, Inc., Class A	1,700	202,521
	Norfolk Southern Corp.	13,943	4,403,618
	Northrop Grumman Corp.	4,386	2,541,599
	nVent Electric PLC	10,045	1,435,430
14

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Old Dominion Freight Line, Inc.	14,209	$3,018,418
	Otis Worldwide Corp.	25,486	1,984,850
	PACCAR, Inc.	27,402	3,255,358
	Parker-Hannifin Corp.	4,082	3,712,252
	Paychex, Inc.	15,964	1,478,745
	Pentair PLC	941	75,948
	Quanta Services, Inc.	9,442	6,871,604
*	RBC Bearings, Inc.	1,320	790,799
	Republic Services, Inc.	20,169	4,219,758
*	Rocket Lab Corp.	700	57,757
	Rockwell Automation, Inc.	6,327	2,587,174
	Rollins, Inc.	31,352	1,747,247
	RTX Corp.	33,900	5,968,773
	Snap-on, Inc.	4,289	1,644,403
	Southwest Airlines Co.	44,803	1,698,930
	SS&C Technologies Holdings, Inc.	5,408	374,774
*	Symbotic, Inc.	1,660	98,106
	Textron, Inc.	1,500	143,940
	Trane Technologies PLC	8,893	4,380,158
	TransDigm Group, Inc.	2,335	2,708,553
#	TransUnion	8,827	626,717
*	Uber Technologies, Inc.	39,243	2,927,920
	Union Pacific Corp.	29,427	7,929,988
*	United Airlines Holdings, Inc.	26,447	2,380,230
	United Parcel Service, Inc., Class B	32,020	3,483,776
	United Rentals, Inc.	5,329	5,114,987
	Veralto Corp.	17,527	1,545,881
	Verisk Analytics, Inc.	9,344	1,723,875
	Vertiv Holdings Co., Class A	26,102	8,574,246
	Waste Management, Inc.	18,566	4,317,523
	Westinghouse Air Brake Technologies Corp.	7,851	2,118,906
	Woodward, Inc.	4,800	1,742,352
	WW Grainger, Inc.	3,106	3,607,153
*	XPO, Inc.	1,664	366,296
	Xylem, Inc.	12,382	1,463,057
TOTAL INDUSTRIALS			264,666,405
INFORMATION TECHNOLOGY — (32.0%)
	Accenture PLC, Class A	24,301	4,342,832
*	Adobe, Inc.	15,939	3,922,588
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Advanced Micro Devices, Inc.	34,989	$12,403,251
*	Akamai Technologies, Inc.	4,759	490,082
	Amphenol Corp., Class A	37,041	5,455,028
	Analog Devices, Inc.	10,219	4,110,695
	Apple, Inc.	610,638	165,696,376
	Applied Materials, Inc.	24,107	9,509,970
*	AppLovin Corp., Class A	9,592	4,281,389
*	Arista Networks, Inc.	22,476	3,881,830
*	Astera Labs, Inc.	6,298	1,226,473
*	Atlassian Corp., Class A	1,889	129,567
*	Autodesk, Inc.	12,532	2,970,084
	Bentley Systems, Inc., Class B	9,887	322,514
	Broadcom, Inc.	134,301	56,061,266
*	Cadence Design Systems, Inc.	6,082	2,004,566
	CDW Corp.	854	116,921
*	Ciena Corp.	8,300	4,378,914
	Cisco Systems, Inc.	127,807	11,694,340
*	Cloudflare, Inc., Class A	7,281	1,492,387
	Cognizant Technology Solutions Corp., Class A	37,272	1,971,689
*	Coherent Corp.	7,052	2,254,595
*	CoreWeave, Inc., Class A	4,849	541,148
	Corning, Inc.	26,347	4,327,231
*	Credo Technology Group Holding Ltd.	4,919	855,955
*	Crowdstrike Holdings, Inc., Class A	3,075	1,370,681
*	Datadog, Inc., Class A	9,332	1,233,597
	Dell Technologies, Inc., Class C	11,917	2,490,057
	Entegris, Inc.	6,800	961,384
*	Fair Isaac Corp.	1,468	1,504,700
*	First Solar, Inc.	7,698	1,554,149
*	Flex Ltd.	28,168	2,578,780
*	Fortinet, Inc.	44,083	3,716,638
	Gen Digital, Inc.	24,227	467,339
*	GLOBALFOUNDRIES, Inc.	3,134	202,456
*	Guidewire Software, Inc.	743	102,824
	Hewlett Packard Enterprise Co.	68,816	1,979,836
	HP, Inc.	53,926	1,124,896
*	HubSpot, Inc.	150	33,264
15

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Intel Corp.	79,598	$7,520,419
	International Business Machines Corp.	42,916	9,912,738
	Intuit, Inc.	7,652	2,972,802
	Jabil, Inc.	8,696	2,934,813
*	Keysight Technologies, Inc.	7,695	2,692,557
	KLA Corp.	5,598	9,798,459
	Lam Research Corp.	51,170	13,194,696
*	Lumentum Holdings, Inc.	755	681,252
*	MACOM Technology Solutions Holdings, Inc.	1,000	281,610
	Marvell Technology, Inc.	36,685	6,058,528
	Microchip Technology, Inc.	24,250	2,253,068
	Micron Technology, Inc.	40,324	20,853,960
	Microsoft Corp.	306,751	125,086,923
	MKS, Inc.	2,000	567,500
*	MongoDB, Inc.	2,562	642,626
	Monolithic Power Systems, Inc.	1,400	2,260,174
	Motorola Solutions, Inc.	9,050	3,973,222
	NetApp, Inc.	17,121	1,896,493
	NVIDIA Corp.	954,238	190,437,278
	NXP Semiconductors NV	18,922	5,555,310
*	Okta, Inc.	7,331	539,928
*	ON Semiconductor Corp.	24,533	2,473,172
	Oracle Corp.	67,823	10,945,954
*	Palantir Technologies, Inc., Class A	21,776	3,029,259
*	Palo Alto Networks, Inc.	8,728	1,565,105
*	PTC, Inc.	6,697	912,801
*	Pure Storage, Inc., Class A	14,308	1,022,307
	Qnity Electronics, Inc.	12,430	1,748,404
	QUALCOMM, Inc.	47,454	8,521,789
	Ralliant Corp.	3,067	139,364
	Roper Technologies, Inc.	4,462	1,583,162
	Salesforce, Inc.	19,555	3,452,044
*	Samsara, Inc., Class A	9,471	272,197
*	Sandisk Corp.	6,182	6,778,625
	Seagate Technology Holdings PLC	15,937	10,735,801
*	ServiceNow, Inc.	20,980	1,852,744
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Snowflake, Inc.	9,973	$1,361,015
#*	Super Micro Computer, Inc.	18,852	516,545
*	Synopsys, Inc.	2,589	1,249,451
	TD SYNNEX Corp.	5,500	1,254,990
	TE Connectivity PLC	18,112	3,833,586
*	Teledyne Technologies, Inc.	3,452	2,229,474
	Teradyne, Inc.	4,788	1,644,534
	Texas Instruments, Inc.	34,132	9,593,823
*	Trimble, Inc.	7,352	494,937
*	Twilio, Inc., Class A	10,455	1,547,967
*	Tyler Technologies, Inc.	883	301,227
	VeriSign, Inc.	6,713	1,803,515
	Western Digital Corp.	18,546	8,058,608
*	Workday, Inc., Class A	8,014	980,914
*	Zoom Communications, Inc.	15,880	1,542,742
*	Zscaler, Inc.	4,713	615,895
TOTAL INFORMATION TECHNOLOGY			825,938,599
MATERIALS — (2.5%)
	Air Products & Chemicals, Inc.	14,204	4,261,910
	Albemarle Corp.	3,088	607,410
	Alcoa Corp.	15,200	969,608
	Amcor PLC	34,668	1,318,771
	Avery Dennison Corp.	1,649	270,321
	Ball Corp.	13,176	804,790
	CF Industries Holdings, Inc.	12,800	1,589,760
	Corteva, Inc.	36,611	2,965,857
	CRH PLC (CRHCF US)	44,141	5,227,177
	Dow, Inc.	15,047	609,253
	DuPont de Nemours, Inc.	26,761	1,221,907
	Ecolab, Inc.	12,994	3,386,236
	Freeport-McMoRan, Inc.	63,054	3,643,260
	International Flavors & Fragrances, Inc.	5,444	382,169
	International Paper Co.	22,882	696,070
	Linde PLC	15,495	7,765,164
	LyondellBasell Industries NV, Class A	3,706	276,468
	Martin Marietta Materials, Inc.	2,706	1,675,203
16

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Newmont Corp.	80,310	$8,921,638
	Nucor Corp.	11,048	2,489,004
	Packaging Corp. of America	6,415	1,369,282
	PPG Industries, Inc.	17,260	1,872,710
	Reliance, Inc.	3,363	1,219,088
	Royal Gold, Inc.	6,400	1,493,632
	RPM International, Inc.	3,137	319,629
	Sherwin-Williams Co.	9,602	3,088,099
	Smurfit Westrock PLC	10,871	417,338
	Solstice Advanced Materials, Inc.	152	12,456
#	Southern Copper Corp.	3,761	645,726
	Steel Dynamics, Inc.	11,886	2,717,853
	Vulcan Materials Co.	8,330	2,513,494
TOTAL MATERIALS			64,751,283
REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	17,914	2,556,865
*	CoStar Group, Inc.	17,631	610,209
*	Jones Lang LaSalle, Inc.	233	74,124
*	Zillow Group, Inc. (ZG US), Class A	2,257	100,685
TOTAL REAL ESTATE			3,341,883
UTILITIES — (3.2%)
#	Alliant Energy Corp.	15,534	1,140,662
	Ameren Corp.	18,188	2,067,066
	American Electric Power Co., Inc.	38,448	5,271,605
	American Water Works Co., Inc.	13,125	1,685,513
	Atmos Energy Corp.	10,686	2,030,126
	CenterPoint Energy, Inc.	47,708	2,082,454
	CMS Energy Corp.	23,763	1,823,573
	Consolidated Edison, Inc.	25,358	2,827,163
	Constellation Energy Corp.	11,643	3,644,259
	Dominion Energy, Inc.	61,491	3,966,170
		Shares	Value†
UTILITIES — (Continued)
	DTE Energy Co.	14,452	$2,192,224
	Duke Energy Corp.	29,222	3,785,710
	Edison International	21,551	1,497,579
#	Entergy Corp.	29,359	3,461,720
	Evergy, Inc.	16,433	1,361,310
	Eversource Energy	26,822	1,896,315
	Exelon Corp.	73,556	3,382,841
	FirstEnergy Corp.	42,188	2,004,774
	NextEra Energy, Inc.	79,414	7,773,042
	NiSource, Inc.	36,661	1,769,993
	NRG Energy, Inc.	15,718	2,445,406
#	PG&E Corp.	126,899	2,109,061
	PPL Corp.	54,021	2,022,546
	Public Service Enterprise Group, Inc.	30,069	2,455,435
	Sempra	43,317	4,120,313
	Southern Co.	41,233	3,987,231
	Vistra Corp.	27,495	4,339,811
	WEC Energy Group, Inc.	21,385	2,522,147
	Xcel Energy, Inc.	43,578	3,614,795
TOTAL UTILITIES			83,280,844
TOTAL COMMON STOCKS			2,541,498,062

MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	23,469,643	23,469,643
TOTAL INVESTMENT SECURITIES (Cost $1,153,724,948)			2,564,967,705
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,335,500	15,445,061
TOTAL INVESTMENTS — (100.0%)
(Cost $1,169,170,009)			$2,580,412,766
17

U.S. Large Cap Equity Portfolio
CONTINUED
As of April 30, 2026, U.S. Large Cap Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	60	06/18/26	$20,246,691	$21,731,250	$1,484,559
Total Futures Contracts			$20,246,691	$21,731,250	$1,484,559
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$259,361,248	—	—	$259,361,248
Consumer Discretionary	259,227,688	—	—	259,227,688
Consumer Staples	138,932,664	—	—	138,932,664
Energy	124,429,139	—	—	124,429,139
Financials	298,215,085	—	—	298,215,085
Health Care	219,318,367	—	$34,857	219,353,224
Industrials	264,666,405	—	—	264,666,405
Information Technology	825,938,599	—	—	825,938,599
Materials	64,751,283	—	—	64,751,283
Real Estate	3,341,883	—	—	3,341,883
Utilities	83,280,844	—	—	83,280,844
Securities Lending Collateral	—	$15,445,061	—	15,445,061
Money Market Funds	23,469,643	—	—	23,469,643
Total Investments in Securities	$2,564,932,848	$15,445,061	$34,857˂˃	$2,580,412,766
Financial Instruments
Assets
Futures Contracts**	1,484,559	—	—	1,484,559
Total Financial Instruments	$1,484,559	—	—	$1,484,559
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
18

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$24,625,348,994
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$24,625,348,994
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
19

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (1.7%)
#*	Advantage Solutions, Inc.	21,318	$730,568
#*	Angi, Inc.	100,106	734,778
*	Anterix, Inc.	9,391	453,773
	Array Digital Infrastructure, Inc.	400,863	19,918,883
	ATN International, Inc.	75,379	2,105,336
*	Bandwidth, Inc., Class A	174,909	6,438,400
*	Boston Omaha Corp., Class A	198,233	2,382,761
*	Bumble, Inc., Class A	336,903	1,398,147
#*	Cable One, Inc.	14,304	1,308,673
#*	Cars.com, Inc.	442,876	4,867,207
*	DHI Group, Inc.	23,907	57,138
*	DoubleVerify Holdings, Inc.	617,031	6,799,682
*	EverQuote, Inc., Class A	63,207	911,445
*	EW Scripps Co., Class A	534,434	2,559,939
*	Gaia, Inc.	90,128	282,101
*	GCI Liberty, Inc. (GLBKV US), Class C	228,408	7,822,974
*	GCI Liberty, Inc. (GLIBA US), Class A	27,092	944,427
	Gray Media, Inc. GTN US	535,635	3,020,981
*	Harte Hanks, Inc.	5,598	15,506
	John Wiley & Sons, Inc. (WLY US), Class A	246,468	10,087,935
#*	Liberty Global Ltd. (LBTYA US), Class A	1,152,403	13,344,827
*	Liberty Global Ltd. (LBTYK US), Class C	1,057,607	11,993,263
*	Liberty Latin America Ltd. (LILA US), Class A	296,625	2,408,595
*	Liberty Latin America Ltd. (LILAK US), Class C	1,171,622	9,736,179
*	Lionsgate Studios Corp.	86,077	1,070,798
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Magnite, Inc.	56,517	$724,265
	Marcus Corp.	163,826	2,886,614
#	National CineMedia, Inc.	210,229	712,676
#	News Corp. (NWS US), Class B	24,466	745,724
	News Corp. (NWSA US), Class A	66,218	1,742,858
#	Nexstar Media Group, Inc.	244,158	50,819,046
*»	Old Market Capital Corp.	32,722	137,432
*	PubMatic, Inc., Class A	155,272	1,518,560
*	QuinStreet, Inc.	9,206	117,469
*	Reservoir Media, Inc.	145,478	1,463,509
	Saga Communications, Inc., Class A	46,174	520,843
#	Scholastic Corp.	149,629	6,039,026
	Shenandoah Telecommunications Co.	195,128	3,069,363
	Shutterstock, Inc.	75,738	1,224,684
	Sinclair, Inc.	189,057	2,939,836
#	Sirius XM Holdings, Inc.	258,438	6,962,320
*	Sphere Entertainment Co.	675	96,154
	Spok Holdings, Inc.	139,989	1,496,482
#*	Stagwell, Inc.	246,369	1,544,734
*	Starz Entertainment Corp.	5,738	105,235
	Telephone & Data Systems, Inc.	783,985	35,326,364
#*	TripAdvisor, Inc.	357,654	3,980,689
*	Urban One, Inc. UONEK US	6,853	32,894
*	Versant Media Group, Inc.	185,010	7,435,552
#*	Vivid Seats, Inc., Class A	3,341	22,385
*	Yelp, Inc.	410,477	11,329,165
*	Ziff Davis, Inc.	218,929	10,018,191
*	ZoomInfo Technologies, Inc.	2,269,507	14,184,419
TOTAL COMMUNICATION SERVICES			278,590,805
20

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (12.4%)
#*	1-800-Flowers.com, Inc., Class A	304,592	$1,078,256
*	Abercrombie & Fitch Co., Class A	224,612	19,170,634
#	Academy Sports & Outdoors, Inc.	549,808	30,151,471
*	Adient PLC	513,366	10,806,354
	ADT, Inc.	5,565,596	41,908,938
#	Advance Auto Parts, Inc.	275,130	16,372,986
	AMCON Distributing Co.	3,649	324,214
	American Eagle Outfitters, Inc.	1,411,772	24,593,068
*	American Outdoor Brands, Inc.	100,581	946,467
*	American Public Education, Inc.	128,932	7,497,396
*	Aptiv PLC	39,666	2,390,273
	Aramark	928,286	42,413,387
	Arhaus, Inc.	102,294	756,976
*	Ark Restaurants Corp.	17,524	116,184
	Arko Corp.	425,241	2,806,591
*	Asbury Automotive Group, Inc.	150,131	30,580,183
	Autoliv, Inc.	94,322	10,934,749
*	AutoNation, Inc.	225,522	47,896,362
#*	Barnes & Noble Education, Inc.	7,933	78,219
	Bassett Furniture Industries, Inc.	82,584	1,204,075
*	Beachbody Co., Inc.	3,293	49,263
*	Beazer Homes USA, Inc.	8,196	176,952
*	Biglari Holdings, Inc. (BH US), Class B	15,476	4,785,953
*	Biglari Holdings, Inc. (BH/A US), Class A	943	1,537,269
#*	Birkenstock Holding PLC	777,225	30,109,696
*	BJ's Restaurants, Inc.	178,360	6,849,024
	Bloomin' Brands, Inc.	358,176	2,184,874
	BorgWarner, Inc.	1,684,556	95,969,155
*»	Bowl America, Inc.	14,256	0
*	Bright Horizons Family Solutions, Inc.	203,033	16,468,007
	Brightstar Lottery PLC	17,489	229,631
	Brunswick Corp.	436,591	34,687,155
	Build-A-Bear Workshop, Inc.	15,176	560,601
*	Caesars Entertainment, Inc.	152,897	4,250,537
	Caleres, Inc.	149,104	1,953,262
*	Callaway Golf Co.	1,094,956	16,752,827
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Camping World Holdings, Inc., Class A	27,239	$223,087
*	Capri Holdings Ltd.	6,400	124,864
*	CarMax, Inc.	176,594	6,941,910
	Carriage Services, Inc.	54,056	2,654,150
	Carter's, Inc.	148,107	5,349,625
*	Cato Corp., Class A	67,360	193,323
	Century Communities, Inc.	247,539	13,867,135
*	Champion Homes, Inc.	230,704	17,586,566
*	Citi Trends, Inc.	42,965	2,092,825
#	Columbia Sportswear Co.	232,456	14,161,220
*	Covista, Inc.	230,548	26,563,741
#	Cracker Barrel Old Country Store, Inc.	30,831	965,627
#	Cricut, Inc., Class A	85,588	368,884
*	Crocs, Inc.	255,178	26,023,052
	Dana, Inc.	1,073,669	39,135,235
*	Dauch Corp.	939,799	5,366,252
*	Dave & Buster's Entertainment, Inc.	10,950	123,407
#	Designer Brands, Inc., Class A	293,429	2,200,718
*	Destination XL Group, Inc.	198,512	122,541
*	Dorman Products, Inc.	167,630	18,860,051
#*	Dream Finders Homes, Inc., Class A	93,160	1,360,136
*	El Pollo Loco Holdings, Inc.	358,203	4,842,905
	Escalade, Inc.	37,371	698,838
	Ethan Allen Interiors, Inc.	228,482	4,875,806
*	First Watch Restaurant Group, Inc.	380,983	4,998,497
	Flanigan's Enterprises, Inc.	3,498	112,321
	Flexsteel Industries, Inc.	40,142	2,219,853
#*	Floor & Decor Holdings, Inc., Class A	539,373	26,105,653
*	Fox Factory Holding Corp.	1,307	23,199
*	Funko, Inc., Class A	230,208	1,015,217
	Gap, Inc.	3,050,617	75,014,672
*	Genesco, Inc.	76,198	2,704,267
	Gentex Corp.	1,056,637	24,418,881
*	Gentherm, Inc.	110,318	3,320,572
	Genuine Parts Co.	75,655	8,112,486
21

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	GigaCloud Technology, Inc., Class A	23,885	$1,062,644
	G-III Apparel Group Ltd.	293,900	9,166,741
#*	Global Business Travel Group I	132,950	779,087
	Gold.com, Inc.	156,888	7,089,769
»	Golden Entertainment, Inc.	7,107	187,187
*	Good Times Restaurants, Inc.	24,349	31,167
*	Goodyear Tire & Rubber Co.	2,363,730	16,735,208
	Graham Holdings Co., Class B	10,393	11,666,246
*	Green Brick Partners, Inc.	209,039	14,097,590
	Group 1 Automotive, Inc.	83,898	29,940,679
	Hamilton Beach Brands Holding Co., Class A	47,003	978,132
#	Harley-Davidson, Inc.	846,284	20,217,725
	Haverty Furniture Cos., Inc. (HVT US)	109,002	2,413,304
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	844	18,990
#*	Hilton Grand Vacations, Inc.	624,221	29,319,660
*	Holley, Inc.	6,483	21,394
	Hooker Furnishings Corp.	41,553	504,869
*	Hovnanian Enterprises, Inc., Class A	20,336	2,286,580
	J Jill, Inc.	42,421	540,444
	JAKKS Pacific, Inc.	81,678	1,777,313
	Jerash Holdings U.S., Inc.	25,144	87,753
	Johnson Outdoors, Inc., Class A	10,652	560,615
#	KB Home	221,451	11,734,688
	Kohl's Corp.	931,642	13,201,367
*	Lands' End, Inc.	150,337	1,697,305
#*	Latham Group, Inc.	439,349	2,666,848
	La-Z-Boy, Inc.	330,425	11,478,964
	LCI Industries	201,853	24,064,915
	Lear Corp.	413,127	52,520,836
*	Legacy Housing Corp.	117,858	2,563,412
*	LGI Homes, Inc.	85,656	4,194,574
*	Liberty Live Holdings, Inc., Class A	7,325	668,113
*	Liberty Live Holdings, Inc., Class C	8,643	808,985
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Life Time Group Holdings, Inc.	1,197,135	$32,095,189
	Lifetime Brands, Inc.	72,233	487,573
	Lithia Motors, Inc.	198,438	57,570,833
	LKQ Corp.	1,306,777	41,268,018
*	Lovesac Co.	23,549	372,310
*	M/I Homes, Inc.	132,543	17,428,079
	Macy's, Inc.	2,396,220	46,846,101
*	Malibu Boats, Inc., Class A	57,260	1,465,856
	Marine Products Corp.	77,379	612,842
*	MarineMax, Inc.	6,852	196,926
#	Marriott Vacations Worldwide Corp.	27,351	1,969,546
*	MasterCraft Boat Holdings, Inc.	102,504	2,393,468
*	Mattel, Inc.	2,290,500	34,540,740
#	Matthews International Corp., Class A	244,435	6,976,175
	Meritage Homes Corp.	504,272	33,957,676
*	MGM Resorts International	53,816	2,095,595
*	Mister Car Wash, Inc.	735,172	5,205,018
*	Mohawk Industries, Inc.	465,585	49,147,153
	Monarch Casino & Resort, Inc.	13,472	1,598,992
#	Monro, Inc.	71,463	1,254,890
*	Motorcar Parts of America, Inc.	153,373	1,720,845
	Movado Group, Inc.	97,831	2,664,916
*	National Vision Holdings, Inc.	579,792	13,462,770
	Newell Brands, Inc.	60,152	245,420
*	Ollie's Bargain Outlet Holdings, Inc.	36,779	3,181,751
#*	OneWater Marine, Inc., Class A	34,579	324,697
#	Oxford Industries, Inc.	74,671	3,198,906
#	Patrick Industries, Inc.	224,725	20,899,425
	Penske Automotive Group, Inc.	205,549	35,255,764
	Perdoceo Education Corp.	586,437	19,903,672
*	Petco Health & Wellness Co., Inc.	669,725	1,902,019
	Phinia, Inc.	323,061	23,308,851
	Polaris, Inc.	96,412	6,389,223
#*	Portillo's, Inc., Class A	35,190	219,938
#	PVH Corp.	401,433	36,707,034
	RCI Hospitality Holdings, Inc.	49,078	1,227,932
	Rocky Brands, Inc.	60,462	2,217,142
22

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sally Beauty Holdings, Inc.	805,793	$11,426,145
#*	Savers Value Village, Inc.	88,662	749,194
#	Shoe Carnival, Inc.	204,403	3,785,544
	Signet Jewelers Ltd.	343,875	30,615,191
	Smith & Wesson Brands, Inc.	346,218	5,380,228
	Sonic Automotive, Inc., Class A	188,460	14,841,225
	Standard Motor Products, Inc.	185,111	6,917,598
	Steven Madden Ltd.	382,653	14,372,447
*	Stoneridge, Inc.	82,056	574,392
	Strategic Education, Inc.	180,618	14,160,451
*	Strattec Security Corp.	25,896	1,948,933
*	Stride, Inc.	225,103	21,871,007
	Sturm Ruger & Co., Inc.	54,672	2,371,671
	Superior Group of Cos., Inc.	99,407	1,121,311
*	Target Hospitality Corp.	110,757	1,610,407
*	Taylor Morrison Home Corp.	814,183	49,453,475
#	Thor Industries, Inc.	441,006	34,857,114
	Toll Brothers, Inc.	747,269	106,216,816
*	Tri Pointe Homes, Inc.	73,287	3,436,427
#*	Under Armour, Inc. (UA US), Class C	1,557,218	9,452,313
#*	Under Armour, Inc. (UAA US), Class A	561,238	3,530,187
*	Unifi, Inc.	31,253	113,761
*	Universal Electronics, Inc.	36,800	154,928
	Upbound Group, Inc.	246,588	4,872,579
*	Urban Outfitters, Inc.	584,323	41,101,280
*	Versigent PLC	13,222	462,373
	Visteon Corp.	174,808	19,527,802
	Weyco Group, Inc.	79,509	2,623,002
#	Whirlpool Corp.	218,097	12,226,518
	Winnebago Industries, Inc.	159,650	5,206,186
*	Zumiez, Inc.	111,950	2,750,611
TOTAL CONSUMER DISCRETIONARY			2,064,466,010
CONSUMER STAPLES — (6.0%)
#	Albertsons Cos., Inc., Class A	2,713,079	45,715,381
	Alico, Inc.	20,539	854,628
	Andersons, Inc.	283,895	22,297,113
	B&G Foods, Inc.	78,402	434,347
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Boston Beer Co., Inc. , Class A	61,063	$14,474,373
#	Brown-Forman Corp. (BF/A US), Class A	77,744	2,043,112
#	Brown-Forman Corp. (BFB US), Class B	1,260,264	32,477,003
	Calavo Growers, Inc.	130,558	3,676,513
#	Cal-Maine Foods, Inc.	398,541	30,791,278
#	Campbell's Co.	1,893,872	39,373,599
*	Central Garden & Pet Co. (CENT US)	96,135	3,558,918
*	Central Garden & Pet Co. (CENTA US), Class A	405,800	13,618,648
	Coffee Holding Co., Inc.	10,036	46,667
	Conagra Brands, Inc.	3,289,328	47,201,857
*	Coty, Inc., Class A	520,638	1,280,769
*	Darling Ingredients, Inc.	1,163,849	74,754,021
	Dole PLC	579,853	8,802,169
	Edgewell Personal Care Co.	361,275	8,146,751
*	elf Beauty, Inc.	3,300	211,101
*	Farmer Bros Co.	69,829	89,381
#	Flowers Foods, Inc.	965,494	8,747,376
	Fresh Del Monte Produce, Inc.	404,864	16,959,753
*	Freshpet, Inc.	3,543	238,727
#*	Grocery Outlet Holding Corp.	35,613	281,699
	Hormel Foods Corp.	1,214,117	26,067,092
	Ingles Markets, Inc., Class A	121,249	11,090,646
	Ingredion, Inc.	520,028	58,107,929
	Interparfums, Inc.	31,702	2,891,856
	J&J Snack Foods Corp.	20,116	1,775,438
	J.M. Smucker Co.	824,722	80,847,498
	John B Sanfilippo & Son, Inc.	45,049	3,684,558
	Lamb Weston Holdings, Inc.	63,252	2,754,625
*	Mannatech, Inc.	1,106	4,877
#*	Maplebear, Inc.	639,008	27,061,989
	Marzetti Co.	3,384	440,868
	McCormick & Co., Inc. (MKC US)	534,194	27,158,423
*	Mission Produce, Inc.	393,632	5,455,739
	Molson Coors Beverage Co., Class B	1,457,121	62,277,352
23

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Natural Grocers by Vitamin Cottage, Inc.	9,159	$265,245
*	Nature's Sunshine Products, Inc.	127,387	3,459,831
	Nu Skin Enterprises, Inc., Class A	93,421	681,973
	Oil-Dri Corp. of America	69,231	5,050,401
*	Performance Food Group Co.	555,234	50,281,991
	Pilgrim's Pride Corp.	846,726	28,026,631
*	Post Holdings, Inc.	379,654	39,768,756
	PriceSmart, Inc.	227,546	35,706,518
	Primo Brands Corp.	39,649	808,047
	Reynolds Consumer Products, Inc.	799,931	16,774,553
	Seaboard Corp.	6,428	36,549,158
*	Seneca Foods Corp. (SENEA US), Class A	55,353	7,741,671
*»	Seneca Foods Corp. (SENEB US), Class B	289	40,180
	Smithfield Foods, Inc.	201,445	5,293,975
	Spectrum Brands Holdings, Inc.	213,153	17,606,438
#	Tootsie Roll Industries, Inc.	97,687	4,124,345
»	TreeHouse Foods, Inc.	252,154	486,657
*	United Natural Foods, Inc.	364,756	18,245,095
	Universal Corp.	209,895	11,246,174
*	USANA Health Sciences, Inc.	87,741	1,671,466
	Village Super Market, Inc., Class A	105,957	4,565,687
#*	Vital Farms, Inc.	45,325	618,686
#	Weis Markets, Inc.	224,531	15,757,586
TOTAL CONSUMER STAPLES			990,465,138
ENERGY — (10.9%)
*	Antero Resources Corp.	2,050,813	80,514,918
#	APA Corp.	2,738,503	111,539,227
	Archrock, Inc.	166,334	6,445,443
	Ardmore Shipping Corp.	319,165	5,655,604
#	Atlas Energy Solutions, Inc.	137,565	2,390,880
*	BKV Corp.	1,308	41,241
	Bristow Group, Inc.	211,486	10,390,307
		Shares	Value†
ENERGY — (Continued)
	Cactus, Inc., Class A	136,879	$7,626,898
	California Resources Corp.	571,434	39,006,085
	Chord Energy Corp. (CHRD US)	221,712	32,281,267
*	CNX Resources Corp.	1,175,632	45,743,841
*	Comstock Resources, Inc.	2,047,391	35,665,551
#	Core Laboratories, Inc.	222,191	3,255,098
	Core Natural Resources, Inc.	162,969	14,624,838
#	Crescent Energy Co., Class A	2,283,131	30,708,112
	DHT Holdings, Inc.	1,297,339	23,974,825
	Dorian LPG Ltd.	335,989	12,952,376
*	Drilling Tools International Corp.	7,933	27,369
*	DT Midstream, Inc.	352,500	52,166,475
	Epsilon Energy Ltd.	59,502	378,433
#	Evolution Petroleum Corp.	155,519	746,491
*	Expro Group Holdings NV	686,749	12,505,699
*	Forum Energy Technologies, Inc.	66,854	4,203,111
	FutureFuel Corp.	517	2,575
#*	Geospace Technologies Corp.	25,693	235,091
*	Gran Tierra Energy, Inc. (GTE US)	3,136	29,039
	Granite Ridge Resources, Inc.	263,918	1,591,426
*	Gulfport Energy Corp.	79,136	15,236,845
*	Helix Energy Solutions Group, Inc.	968,769	10,026,759
	Helmerich & Payne, Inc.	753,607	30,430,651
	HF Sinclair Corp.	1,317,694	88,562,214
*	Innovex International, Inc.	446,224	12,391,640
	International Seaways, Inc.	407,040	33,763,968
	Kodiak Gas Services, Inc.	311,797	21,139,837
#*	Kosmos Energy Ltd.	879,266	2,708,139
	Liberty Energy, Inc.	1,291,991	43,656,376
	Magnolia Oil & Gas Corp., Class A	1,221,957	36,951,980
#	Matador Resources Co.	1,016,761	64,503,318
	Mexco Energy Corp.	1,995	19,671
	Murphy Oil Corp.	1,200,708	50,141,566
*	Nabors Industries Ltd.	59,099	6,064,148
24

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	NACCO Industries, Inc., Class A	48,745	$2,348,534
*	National Energy Services Reunited Corp.	182,564	4,553,146
	Natural Gas Services Group, Inc.	101,538	4,131,581
*	NCS Multistage Holdings, Inc.	1,837	100,429
#	Noble Corp. PLC	778,744	39,739,306
#	Nordic American Tankers Ltd.	1,559,416	8,701,541
#	Northern Oil & Gas, Inc.	440,586	11,966,316
	NOV, Inc.	2,752,838	56,323,065
*	Oceaneering International, Inc.	393,142	14,758,551
*	Oil States International, Inc.	369,660	4,243,697
	Ovintiv, Inc.	1,821,793	112,131,359
*	Par Pacific Holdings, Inc.	308,595	20,265,434
#	Patterson-UTI Energy, Inc.	3,187,076	38,946,069
	PBF Energy, Inc., Class A	4,828	209,342
	Peabody Energy Corp.	459,968	12,262,747
	Permian Resources Corp., Class A	6,485,187	140,209,743
*	PrimeEnergy Resources Corp.	10,933	2,422,643
*	ProPetro Holding Corp.	791,208	13,553,393
#	Range Resources Corp.	1,218,986	53,025,891
	Ranger Energy Services, Inc., Class A	172,620	3,013,945
*	REX American Resources Corp.	330,216	16,015,476
	Riley Exploration Permian, Inc.	76,081	2,751,850
#	RPC, Inc.	1,508,408	11,886,255
	SandRidge Energy, Inc.	273,818	4,257,870
	Scorpio Tankers, Inc.	425,867	34,635,763
*	SEACOR Marine Holdings, Inc.	126,447	960,997
*	Seadrill Ltd.	459,400	22,827,586
	Select Water Solutions, Inc.	819,102	13,703,576
	SFL Corp. Ltd.	1,103,195	12,719,838
	SM Energy Co.	1,216,592	37,750,850
	Smart Sand, Inc.	199,636	1,099,994
		Shares	Value†
ENERGY — (Continued)
*	Talos Energy, Inc.	1,168,639	$18,604,733
	Teekay Corp. Ltd.	684,880	9,149,997
	Teekay Tankers Ltd., Class A	248,014	19,481,500
*	Tidewater, Inc.	263,811	23,566,237
#*	Transocean Ltd.	5,813,388	39,647,306
	VAALCO Energy, Inc.	493,317	3,241,093
*	Valaris Ltd.	453,918	46,290,558
#	Vitesse Energy, Inc.	208,733	3,915,831
TOTAL ENERGY			1,815,713,374
FINANCIALS — (26.4%)
	1st Source Corp.	200,764	14,762,177
#*	Acacia Research Corp.	365,447	1,856,471
	ACNB Corp.	49,009	2,484,266
	Affiliated Managers Group, Inc.	35,422	10,437,801
*	Affinity Bancshares, Inc.	6,529	146,380
	Alerus Financial Corp.	70,551	1,900,644
	Ally Financial, Inc.	2,213,182	98,243,149
	Amalgamated Financial Corp.	210,195	8,592,772
	American Coastal Insurance Corp.	76,663	912,290
	American Financial Group, Inc.	122,740	16,357,560
	Ameris Bancorp	526,081	44,848,405
	AMERISAFE, Inc.	13,971	423,321
	AmeriServ Financial, Inc.	127,994	506,856
	Ames National Corp.	53,958	1,520,536
	Arrow Financial Corp.	115,759	4,265,719
	Associated Banc-Corp.	1,282,516	36,115,651
	Associated Capital Group, Inc., Class A	12,498	491,796
	Assurant, Inc.	130,153	30,751,249
	Assured Guaranty Ltd.	294,577	24,125,856
	Atlantic Union Bankshares Corp.	889,750	33,499,087
*	Atlanticus Holdings Corp.	87,722	6,966,004
	Auburn National BanCorp, Inc.	1,419	34,013
	Axis Capital Holdings Ltd.	560,742	56,304,104
*	Axos Financial, Inc.	415,922	40,111,518
	Banc of California, Inc.	657,980	12,323,965
	Bank of Hawaii Corp.	69,501	5,526,025
	Bank of Marin Bancorp	61,956	1,588,552
25

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of NT Butterfield & Son Ltd.	242,963	$13,472,298
	Bank of the James Financial Group, Inc.	3,940	90,462
	Bank OZK	879,137	42,339,238
	Bank7 Corp.	34,224	1,469,579
	BankUnited, Inc.	531,172	24,688,875
	Bankwell Financial Group, Inc.	44,663	2,309,970
	Banner Corp.	227,749	15,238,686
	Bar Harbor Bankshares	104,613	3,582,995
	BayCom Corp.	84,162	2,523,177
	BCB Bancorp, Inc.	62,198	631,310
	Beacon Financial Corp.	637,553	18,189,387
	BOK Financial Corp.	450,624	60,288,985
*	Bowhead Specialty Holdings, Inc.	1,051	24,993
#	Bread Financial Holdings, Inc.	378,727	32,108,475
*	Bridgewater Bancshares, Inc.	146,920	2,663,660
*	Brighthouse Financial, Inc.	462,056	28,767,607
*	Broadway Financial Corp.	2,440	19,447
	Burke & Herbert Financial Services Corp.	44,440	2,857,936
	Business First Bancshares, Inc.	126,923	3,475,152
*	BV Financial, Inc.	14,589	285,653
	Byline Bancorp, Inc.	279,801	8,995,602
	C&F Financial Corp.	22,203	1,659,674
	California BanCorp	27,431	512,685
*»	California First Leasing Corp.	33	876
	Camden National Corp.	115,911	5,583,433
	Capital Bancorp, Inc.	72,785	2,292,000
	Capital City Bank Group, Inc.	134,890	6,227,871
	Capitol Federal Financial, Inc.	844,963	6,489,316
*	Carter Bankshares, Inc.	140,292	3,591,475
	Cass Information Systems, Inc.	686	32,441
	Cathay General Bancorp	509,923	28,570,986
	CB Financial Services, Inc.	2,041	71,802
		Shares	Value†
FINANCIALS — (Continued)
	Central Pacific Financial Corp.	181,467	$6,039,222
	CF Bankshares, Inc.	2,987	87,519
	Chemung Financial Corp.	29,841	1,981,741
	ChoiceOne Financial Services, Inc.	16,454	494,114
	Citizens & Northern Corp.	107,176	2,366,446
	Citizens Community Bancorp, Inc.	29,356	609,137
	Citizens Financial Services, Inc.	1,525	96,319
	City Holding Co.	24,894	3,060,966
	Civista Bancshares, Inc.	110,777	2,755,024
	CNB Financial Corp.	151,990	4,617,456
	CNO Financial Group, Inc.	721,123	32,053,917
	Cohen & Co., Inc.	1,075	25,241
	Colony Bankcorp, Inc.	114,958	2,280,767
	Columbia Banking System, Inc.	1,714,405	50,746,388
#*	Columbia Financial, Inc.	118,811	2,284,736
	Commerce Bancshares, Inc.	749,774	39,010,741
	Community Bancorp/VT	389	15,541
	Community Financial System, Inc.	283,076	17,935,695
	Community Trust Bancorp, Inc.	161,465	10,483,922
	Community West Bancshares	169,440	4,019,117
	ConnectOne Bancorp, Inc.	316,515	9,248,568
*	Consumer Portfolio Services, Inc.	213,629	1,939,751
	Corebridge Financial, Inc.	1,844,544	50,798,742
	Cullen/Frost Bankers, Inc.	179,828	26,062,472
*	Customers Bancorp, Inc.	246,050	18,766,233
	CVB Financial Corp.	1,195,175	24,345,715
	Dime Community Bancshares, Inc.	272,134	9,766,889
	Donegal Group, Inc. (DGICA US), Class A	269,955	4,540,643
	Eagle Bancorp Montana, Inc.	32,573	720,515
26

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	East West Bancorp, Inc.	178,859	$22,620,298
*	eHealth, Inc.	83,112	171,211
	Employers Holdings, Inc.	157,217	6,621,980
	Enact Holdings, Inc.	302,623	12,931,081
*	Encore Capital Group, Inc.	73,038	6,045,355
*	Enova International, Inc.	28,533	4,833,776
	Enterprise Financial Services Corp.	260,109	15,039,502
	Equity Bancshares, Inc., Class A	108,555	4,921,884
	Essent Group Ltd.	737,908	44,658,192
*	Euronet Worldwide, Inc.	178,111	12,891,674
	Everest Group Ltd.	27,976	9,980,718
	EVERTEC, Inc.	17,892	528,351
#*	EZCORP, Inc., Class A	400,915	13,141,994
	F&G Annuities & Life, Inc.	150,935	4,322,778
#	Farmers & Merchants Bancorp, Inc.	21,747	582,385
	Farmers National Banc Corp.	234,183	3,294,955
	FB Financial Corp.	407,758	22,047,475
	Federal Agricultural Mortgage Corp. (AGM US), Class C	67,483	11,728,545
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	301	40,537
	Fidelity D&D Bancorp, Inc.	1,845	83,191
	Fidelity National Financial, Inc.	609,152	31,858,650
*	Finance of America Cos., Inc., Class A	7,860	155,235
	Financial Institutions, Inc.	127,381	4,339,871
	Finward Bancorp	2,970	95,575
*	Finwise Bancorp	4,384	68,171
	First American Financial Corp.	750,316	52,619,661
	First BanCorp	1,258,317	30,551,937
	First Bancorp, Inc.	78,661	2,238,692
	First Bancorp/Southern Pines NC	252,953	14,605,506
	First Bank	133,741	1,984,716
	First Busey Corp.	633,954	16,609,595
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	76,778	$4,314,924
	First Capital, Inc.	520	28,122
	First Commonwealth Financial Corp.	803,569	14,793,705
	First Community Bankshares, Inc.	170,490	7,266,284
	First Community Corp.	30,444	901,447
	First Financial Bancorp	804,297	24,354,113
	First Financial Bankshares, Inc.	1,500	48,405
	First Financial Corp.	83,564	5,487,648
	First Hawaiian, Inc.	904,951	24,687,063
	First Horizon Corp.	3,817,933	95,295,608
	First Internet Bancorp	24,169	553,953
#	First Interstate BancSystem, Inc., Class A	715,065	25,377,657
	First Merchants Corp.	391,770	15,843,179
	First Mid Bancshares, Inc.	148,088	6,233,024
	First National Corp.	1,877	50,153
	First Northwest Bancorp	9,844	98,440
	First United Corp.	44,311	1,646,597
*	First Western Financial, Inc.	45,514	1,288,501
*	Firstsun Capital Bancorp	12,658	447,587
	Five Star Bancorp	38,707	1,565,698
	FNB Corp.	2,547,855	45,479,212
	Franklin Financial Services Corp.	3,364	189,561
#	Franklin Resources, Inc.	2,580,081	77,325,028
	FS Bancorp, Inc.	67,176	2,730,033
	Fulton Financial Corp.	1,423,950	30,743,080
	FVCBankcorp, Inc.	56,749	888,689
*	Genworth Financial, Inc.	3,371,765	29,637,814
	German American Bancorp, Inc.	200,380	8,630,367
	Glacier Bancorp, Inc.	91,779	4,501,760
	Globe Life, Inc.	482,379	74,431,080
	Great Southern Bancorp, Inc.	107,469	7,331,535
*	Green Dot Corp., Class A	284,672	3,572,634
*	Greenlight Capital Re Ltd., Class A	135,921	2,490,073
	Hamilton Insurance Group Ltd., Class B	131,032	4,293,919
27

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hancock Whitney Corp.	667,108	$45,036,461
	Hanmi Financial Corp.	190,718	5,704,375
	Hanover Bancorp, Inc.	2,297	54,485
	Hanover Insurance Group, Inc.	106,333	19,957,641
	Hawthorn Bancshares, Inc.	1,225	41,185
	HBT Financial, Inc.	67,694	1,879,185
	HCI Group, Inc.	28,290	4,344,495
	Hennessy Advisors, Inc.	3,114	31,140
#	Heritage Financial Corp.	207,988	5,723,830
*	Heritage Insurance Holdings, Inc.	222,699	6,529,535
	Hilltop Holdings, Inc.	445,203	16,770,797
#	Hingham Institution For Savings	4,157	1,181,419
	Home Bancorp, Inc.	51,747	3,218,146
	Home BancShares, Inc.	778,623	20,921,600
	HomeTrust Bancshares, Inc.	92,960	4,245,483
	Hope Bancorp, Inc.	834,412	10,388,429
	Horace Mann Educators Corp.	290,708	13,209,772
	Horizon Bancorp, Inc.	30,195	546,529
	Independent Bank Corp. (IBCP US)	151,509	5,031,614
	Independent Bank Corp. (INDB US)	318,749	24,859,235
	International Bancshares Corp.	566,808	40,662,806
*	International Money Express, Inc.	783	12,458
	Invesco Ltd.	3,072,948	80,541,967
	Investar Holding Corp.	60,618	1,679,725
	Investors Title Co.	12,508	2,961,644
	Jackson Financial, Inc., Class A	569,757	65,960,768
	James River Group Holdings, Inc.	9,349	57,964
	Janus Henderson Group PLC	216,465	11,171,759
	Kearny Financial Corp.	230,075	1,849,803
	Kemper Corp.	354,481	11,942,465
	Kingstone Cos., Inc.	13,450	224,212
	Lake Shore Bancorp, Inc.	550	8,943
	Lakeland Financial Corp.	15,804	956,458
		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	5,752	$152,543
	LCNB Corp.	64,093	1,038,948
*	LendingClub Corp.	793,570	13,546,240
#	Lincoln National Corp.	1,114,163	42,126,503
	Live Oak Bancshares, Inc.	214,637	8,070,351
	Magyar Bancorp, Inc.	2,641	45,953
	MainStreet Bancshares, Inc.	14,242	333,548
#	Mechanics Bancorp, Class A	90,718	1,339,451
	Mercantile Bank Corp.	131,599	6,752,345
	Merchants Bancorp	209,411	9,745,988
	Mercury General Corp.	407,752	39,678,347
	Meridian Corp.	44,049	829,002
	Metrocity Bankshares, Inc.	69,725	2,230,503
#	Metropolitan Bank Holding Corp.	60,358	5,332,629
	MGIC Investment Corp.	1,849,492	48,974,548
	Mid Penn Bancorp, Inc.	66,155	2,181,130
	MVB Financial Corp.	70,332	1,837,775
	National Bank Holdings Corp., Class A	296,731	12,670,414
	National Bankshares, Inc.	26,314	941,910
	Navient Corp.	333,615	3,082,603
	NB Bancorp, Inc.	17,629	346,057
#	NBT Bancorp, Inc.	380,903	16,641,652
	Nelnet, Inc., Class A	236,090	33,453,953
#*	NerdWallet, Inc., Class A	218,738	2,371,120
*	NI Holdings, Inc.	67,290	866,695
	Nicolet Bankshares, Inc.	135,860	19,900,773
*	NMI Holdings, Inc.	653,363	25,291,682
	Northeast Bank	65,706	8,170,541
	Northeast Community Bancorp, Inc.	52,432	1,258,106
	Northfield Bancorp, Inc.	315,171	4,396,635
	Northrim BanCorp, Inc.	230,276	5,648,670
	Northwest Bancshares, Inc.	987,256	13,653,750
	Norwood Financial Corp.	6,936	203,017
	Oak Valley Bancorp	17,008	562,625
	OceanFirst Financial Corp.	398,005	7,589,955
28

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OFG Bancorp	439,706	$20,208,888
	Ohio Valley Banc Corp.	14,586	649,223
	Old National Bancorp	2,326,205	55,759,134
#	Old Republic International Corp.	937,537	37,454,603
	Old Second Bancorp, Inc.	312,302	6,436,544
	OneMain Holdings, Inc.	916,154	53,842,371
*	Onity Group, Inc.	55,704	2,562,941
	OP Bancorp	82,461	1,182,491
*	Oportun Financial Corp.	219,800	1,338,582
	Oppenheimer Holdings, Inc., Class A	69,671	7,975,936
*	OptimumBank Holdings, Inc.	28,972	158,187
	Orange County Bancorp, Inc.	8,535	291,043
	Origin Bancorp, Inc.	158,950	7,442,039
	Orrstown Financial Services, Inc.	120,293	4,419,565
	Park National Corp.	52,882	9,105,752
	Parke Bancorp, Inc.	71,204	2,143,952
	Pathfinder Bancorp, Inc.	806	11,203
	Pathward Financial, Inc.	123,786	10,749,576
*	Payoneer Global, Inc.	544,208	2,710,156
#*	Paysafe Ltd.	278,963	2,521,826
	PCB Bancorp	69,853	1,685,553
	Peapack-Gladstone Financial Corp.	109,259	4,561,563
	PennyMac Financial Services, Inc.	274,787	24,810,518
	Peoples Bancorp of North Carolina, Inc.	21,195	835,507
	Peoples Bancorp, Inc.	299,601	10,306,274
	Peoples Financial Services Corp.	33,075	1,883,952
	Pinnacle Financial Partners, Inc.	538,495	53,278,695
*	Pioneer Bancorp, Inc.	30,679	436,562
	Plumas Bancorp	7,571	386,197
*	Ponce Financial Group, Inc.	145,118	2,533,760
	Popular, Inc.	450,528	67,727,874
	Preferred Bank	105,700	10,012,961
	Primis Financial Corp.	56,452	827,586
	Princeton Bancorp, Inc.	9,121	326,258
*	ProAssurance Corp.	52,336	1,292,699
		Shares	Value†
FINANCIALS — (Continued)
	PROG Holdings, Inc.	52,460	$1,879,642
	Prosperity Bancshares, Inc.	675,112	47,021,551
	Provident Financial Holdings, Inc.	48,431	831,076
	Provident Financial Services, Inc.	904,191	20,507,052
	QCR Holdings, Inc.	142,828	12,914,508
	Radian Group, Inc.	766,440	27,461,545
	RBB Bancorp	119,621	2,885,259
	Red River Bancshares, Inc.	11,849	1,075,060
	Regional Management Corp.	95,361	3,561,733
	Reinsurance Group of America, Inc.	206,188	43,600,514
	RenaissanceRe Holdings Ltd.	226,885	69,646,888
	Renasant Corp.	616,805	24,604,351
*	Repay Holdings Corp.	186,899	708,347
	Republic Bancorp, Inc., Class A	107,892	8,170,661
	Richmond Mutual BanCorp, Inc.	6,765	107,022
	Riverview Bancorp, Inc.	236,806	1,226,655
	S&T Bancorp, Inc.	285,624	12,604,587
	Safety Insurance Group, Inc.	116,012	8,719,462
	SB Financial Group, Inc.	2,698	56,226
	Seacoast Banking Corp. of Florida	355,354	11,182,990
*	Security National Financial Corp., Class A	75,459	739,498
	Selective Insurance Group, Inc.	2,582	216,759
	ServisFirst Bancshares, Inc.	2,463	196,104
	Shore Bancshares, Inc.	216,314	4,174,860
	Sierra Bancorp	99,344	3,584,332
*	SiriusPoint Ltd.	852,099	19,947,638
#	SLM Corp.	1,371,277	31,649,073
	SmartFinancial, Inc.	104,570	4,385,666
	Sound Financial Bancorp, Inc.	476	19,587
	South Plains Financial, Inc.	82,663	3,395,796
*	Southern First Bancshares, Inc.	55,782	3,140,527
	Southern Missouri Bancorp, Inc.	68,788	4,694,093
29

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southside Bancshares, Inc.	209,559	$6,921,734
	Southstate Bank Corp.	748,234	73,080,015
	Stellar Bancorp, Inc.	287,455	10,796,810
*††	Sterling Bancorp, Inc.	86,728	0
	Stewart Information Services Corp.	217,475	15,221,075
	Stifel Financial Corp.	76,474	6,026,916
	Stock Yards Bancorp, Inc.	49,448	3,576,574
*	Texas Capital Bancshares, Inc.	389,879	39,260,815
#	TFS Financial Corp.	75,265	1,131,986
*	Third Coast Bancshares, Inc.	42,715	1,594,978
	Timberland Bancorp, Inc.	66,770	2,662,788
	Tiptree, Inc.	382,659	6,597,041
	Tompkins Financial Corp.	96,215	8,108,038
	Towne Bank	536,694	19,084,839
	TriCo Bancshares	233,558	11,740,961
*	Triumph Financial, Inc.	118,401	8,013,380
	TrustCo Bank Corp.	163,612	7,787,931
	Trustmark Corp.	559,782	24,837,527
	UMB Financial Corp.	343,485	43,337,502
	United Bancorp, Inc.	4,772	78,165
	United Bancshares, Inc.	1,289	48,557
	United Bankshares, Inc.	994,350	43,562,473
	United Community Banks, Inc.	935,483	31,179,648
	United Fire Group, Inc.	175,139	7,061,604
	Unity Bancorp, Inc.	74,071	3,872,432
	Universal Insurance Holdings, Inc.	226,982	8,995,297
	Univest Financial Corp.	331,684	12,600,675
	Unum Group	708,750	56,969,325
	USCB Financial Holdings, Inc.	5,179	94,465
	Valley National Bancorp	4,322,296	58,653,557
#*	Velocity Financial, Inc.	57,682	1,112,686
#	Victory Capital Holdings, Inc., Class A	183,887	14,436,968
	Virginia National Bankshares Corp.	8,911	376,044
#	Virtus Investment Partners, Inc.	45,964	6,690,060
#	Voya Financial, Inc.	231,017	18,934,153
		Shares	Value†
FINANCIALS — (Continued)
	WaFd, Inc.	624,384	$22,103,194
	Walker & Dunlop, Inc.	225,506	11,354,227
	Waterstone Financial, Inc.	193,859	3,493,339
	Webster Financial Corp.	227,824	16,485,345
	WesBanco, Inc.	580,183	19,946,692
	West BanCorp, Inc.	110,824	2,654,235
	Westamerica BanCorp	90,380	4,954,632
	Western Alliance Bancorp	378,762	30,884,253
	Western New England Bancorp, Inc.	163,145	2,275,873
	Westwood Holdings Group, Inc.	38,264	629,060
	White Mountains Insurance Group Ltd.	19,855	44,316,161
	Wintrust Financial Corp.	285,825	43,036,670
*	World Acceptance Corp.	29,372	4,322,384
	WSFS Financial Corp.	461,271	33,197,674
	WVS Financial Corp.	111	1,576
	Zions Bancorp NA	1,140,924	72,357,400
TOTAL FINANCIALS			4,373,657,191
HEALTH CARE — (5.6%)
#*	Acadia Healthcare Co., Inc.	484,081	12,535,278
*	ACADIA Pharmaceuticals, Inc.	2,442	54,823
*	Accendra Health, Inc.	551,748	2,046,985
	Acme United Corp.	30,908	1,259,810
*	AdaptHealth Corp.	933,859	12,242,892
*	Addus HomeCare Corp.	124,735	12,085,574
#»	Adverum Biotechnologies, Inc.	10,137	8,110
*	Align Technology, Inc.	169,517	29,836,687
#*	Alkermes PLC	509,261	17,167,188
*	American Shared Hospital Services	38,407	55,690
*	Amneal Pharmaceuticals, Inc.	25,607	329,562
#*	Amphastar Pharmaceuticals, Inc.	241,681	5,307,315
*	ANI Pharmaceuticals, Inc.	8,385	666,188
30

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Anika Therapeutics, Inc.	61,119	$760,932
*	Astrana Health, Inc.	96,453	3,292,905
*	Avanos Medical, Inc.	3,046	74,993
*	Avantor, Inc.	916,260	7,421,706
*	BioCryst Pharmaceuticals, Inc.	5,357	49,070
*	BioMarin Pharmaceutical, Inc.	139,354	7,512,574
*	Bio-Rad Laboratories, Inc., Class A	147,211	41,236,745
*	Black Diamond Therapeutics, Inc.	70,518	186,873
*	BrightSpring Health Services, Inc.	13,600	652,392
	Bruker Corp.	5,129	188,286
*	CareCloud, Inc.	5,170	15,613
*	CareDx, Inc.	69,293	1,441,987
*	Castle Biosciences, Inc.	73,062	1,789,288
#*	Catalyst Pharmaceuticals, Inc.	282,315	7,941,521
*	Certara, Inc.	1,182,448	7,248,406
*	Charles River Laboratories International, Inc.	265,368	44,308,495
	CONMED Corp.	74,956	2,747,887
*	Cooper Cos., Inc.	252,209	15,863,946
*	Cross Country Healthcare, Inc.	57,867	585,614
#*	Cumberland Pharmaceuticals, Inc.	64,869	271,801
#*	Elanco Animal Health, Inc.	3,738,631	83,633,175
*	Emergent BioSolutions, Inc.	374,052	3,078,448
*	Enovis Corp.	106,720	2,501,517
*	Envista Holdings Corp.	1,282,770	33,275,054
*	Fate Therapeutics, Inc.	77,804	97,255
*	FONAR Corp.	44,510	842,574
*	Fortrea Holdings, Inc.	9,997	114,966
*	Globus Medical, Inc., Class A	84,942	7,660,070
*	GoodRx Holdings, Inc., Class A	247,927	585,108
*	Haemonetics Corp.	122,792	7,378,571
*	Harmony Biosciences Holdings, Inc.	300,318	9,387,941
#*	Health Catalyst, Inc.	212,456	265,570
		Shares	Value†
HEALTH CARE — (Continued)
*	HealthEquity, Inc.	34,810	$2,855,464
	HealthStream, Inc.	296,976	6,165,222
*	Henry Schein, Inc.	151,877	11,328,505
*	ICON PLC	75,303	8,910,604
*	ICU Medical, Inc.	60,892	7,258,326
*	ImmuCell Corp.	4,747	40,160
*	InfuSystem Holdings, Inc.	88,819	899,736
*	Innoviva, Inc.	551,001	12,667,513
#*	Integer Holdings Corp.	112,181	9,929,140
*	Integra LifeSciences Holdings Corp.	199,261	2,100,211
*	Jazz Pharmaceuticals PLC	158,018	32,080,814
*	Keros Therapeutics, Inc.	9,412	104,661
*	Kewaunee Scientific Corp.	21,404	792,162
*	LENSAR, Inc.	57,837	302,488
*	LifeStance Health Group, Inc.	295,963	2,240,440
*	LivaNova PLC	239,222	14,377,242
*	Merit Medical Systems, Inc.	1,443	98,384
	Mesa Laboratories, Inc.	17,382	1,738,200
*	MiMedx Group, Inc.	95,259	320,070
*	Molina Healthcare, Inc.	283,013	55,079,990
	National HealthCare Corp.	128,627	22,289,773
*	Neogen Corp.	1,050,883	9,878,300
#*»	OmniAb, Inc. (2200963D US)	10,236	0
#*»	OmniAb, Inc. (2200964D US)	10,240	0
*	OmniAb, Inc. (OABI UQ)	45,745	63,586
*	Omnicell, Inc.	184,348	7,635,694
*††	Opiant Pharmaceuticals, Inc.	26,299	0
*	OptimizeRx Corp.	20,264	126,245
*	Option Care Health, Inc.	58,916	1,197,762
*	OraSure Technologies, Inc.	20,780	63,171
*	Organogenesis Holdings, Inc.	256,622	603,062
	Organon & Co.	105,250	1,394,563
*	Pacira BioSciences, Inc.	50,719	1,292,827
*††	PDL BioPharma, Inc.	1,058,582	317,575
31

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Pediatrix Medical Group, Inc.	503,412	$11,331,804
*	Pennant Group, Inc.	31,559	988,428
	Perrigo Co. PLC	1,039,347	12,305,868
*	Prestige Consumer Healthcare, Inc.	239,714	13,500,693
*	Progyny, Inc.	1,895	35,209
*	Puma Biotechnology, Inc.	210,373	1,579,901
*	Q32 Bio, Inc.	340	1,904
#*	QuidelOrtho Corp.	289,810	3,564,663
#	Revvity, Inc.	288,918	25,026,077
††	Sage Therapeutics, Inc.	128,503	60,396
	Select Medical Holdings Corp.	616,983	10,124,691
	SIGA Technologies, Inc.	520,405	2,393,863
*	Simulations Plus, Inc.	2,566	36,360
*	Solventum Corp.	100,825	6,791,572
*	Supernus Pharmaceuticals, Inc.	446,671	21,440,208
#*	Surgery Partners, Inc.	279,653	3,923,532
*	Tactile Systems Technology, Inc.	163,645	3,767,108
*††	Tetraphase Pharmaceuticals, Inc.	1,600	0
*††	Third Harmonic Bio, Inc.	3,231	0
*	TruBridge, Inc.	102,198	2,626,489
	U.S. Physical Therapy, Inc.	63,186	4,500,107
	Universal Health Services, Inc., Class B	395,654	66,576,699
	Utah Medical Products, Inc.	21,809	1,426,745
*	Veracyte, Inc.	555,361	18,282,484
††	Verve Therapeutics, Inc.	182,864	340,127
	Viatris, Inc.	7,480,598	111,760,134
TOTAL HEALTH CARE			922,544,337
INDUSTRIALS — (16.1%)
*	AAR Corp.	323,275	35,679,862
	ABM Industries, Inc.	504,515	20,584,212
#	ACCO Brands Corp.	484,438	1,555,046
	Acuity, Inc.	34,079	9,875,072
	Aebi Schmidt Holding AG	216,027	2,510,234
*	AerSale Corp.	171,613	1,153,239
		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	481,946	$58,325,105
	Alamo Group, Inc.	89,621	15,543,866
#*	Alaska Air Group, Inc.	982,257	38,416,071
	Albany International Corp., Class A	115,070	6,678,663
#	Alight, Inc., Class A	3,808,487	3,151,142
*	Allegiant Travel Co.	141,998	10,740,729
	Allient, Inc.	88,281	6,725,247
*	Alpha Pro Tech Ltd.	21,849	100,505
#*	Amentum Holdings, Inc.	779,229	20,439,177
*	Ameresco, Inc., Class A	89,705	2,654,371
*	American Woodmark Corp.	106,895	4,669,174
	Apogee Enterprises, Inc.	183,439	6,677,180
	ArcBest Corp.	187,892	23,969,382
	Arcosa, Inc.	157,768	19,952,919
	Astec Industries, Inc.	222,271	14,452,060
*	Astronics Corp. (ATROB US), Class B	303	21,625
#*	Asure Software, Inc.	163,428	1,479,023
*	Avalon Holdings Corp., Class A	10,736	27,216
	AZZ, Inc.	185,862	26,585,700
	Barrett Business Services, Inc.	23,737	748,428
*	BlueLinx Holdings, Inc.	71,789	3,801,945
	Boise Cascade Co.	304,936	24,172,277
*	Bowman Consulting Group Ltd.	41,501	1,309,772
	Brady Corp., Class A	194,008	15,873,735
*	BrightView Holdings, Inc.	735,226	8,749,189
*	Broadwind, Inc.	36,608	97,377
*	Builders FirstSource, Inc.	694,426	54,922,152
*	CACI International, Inc., Class A	38,298	19,897,343
*	Cadeler AS (CDLR US), ADR	11,228	310,791
*	Casella Waste Systems, Inc., Class A	10,430	826,578
*	Civeo Corp.	97,811	3,120,171
#*	Clarivate PLC	2,271,875	6,520,281
	CNH Industrial NV	8,803,960	94,290,461
#	Columbus McKinnon Corp.	133,744	2,066,345
	CompX International, Inc.	11,938	277,797
32

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Concentrix Corp.	276,625	$6,589,208
*	Concrete Pumping Holdings, Inc.	327,365	2,592,731
*	Conduent, Inc.	751,676	1,285,366
#	Copa Holdings SA, Class A	208,054	24,067,687
*	Costamare Bulkers Holdings Ltd.	106,145	1,834,186
	Costamare, Inc.	888,885	14,773,269
	Covenant Logistics Group, Inc.	178,159	6,210,623
*	Custom Truck One Source, Inc.	647,224	6,375,156
	Deluxe Corp.	348,288	10,849,171
*	Distribution Solutions Group, Inc.	120,693	3,265,953
*	DLH Holdings Corp.	54,086	314,781
*	DNOW, Inc.	887,735	11,975,545
	Douglas Dynamics, Inc.	150,480	6,941,642
*	Ducommun, Inc.	24,367	3,458,408
*	DXP Enterprises, Inc.	48,772	8,327,819
	Eastern Co.	41,930	916,590
*	Energy Recovery, Inc.	22,053	244,127
	EnerSys	242,444	51,703,607
	Ennis, Inc.	238,930	4,988,858
	Enpro, Inc.	115,338	33,626,794
*	Enviri Corp.	325,916	6,417,286
	Esab Corp.	19,372	1,903,686
	Espey Mfg. & Electronics Corp.	14,746	1,045,344
	EVI Industries, Inc.	3,546	65,849
#*	First Advantage Corp.	108,082	1,379,126
	Fortune Brands Innovations, Inc.	823,419	33,381,406
*	Franklin Covey Co.	6,556	138,987
	Franklin Electric Co., Inc.	20,907	2,094,672
*	FTI Consulting, Inc.	115,982	20,795,573
*	Gates Industrial Corp. PLC	889,981	22,792,413
	GATX Corp.	192,750	37,763,580
	Genco Shipping & Trading Ltd.	262,570	6,364,697
*	Gencor Industries, Inc.	87,818	1,306,732
	Genpact Ltd.	1,105,850	38,428,287
*	Gibraltar Industries, Inc.	237,542	9,271,264
	Global Industrial Co.	444	14,701
	Gorman-Rupp Co.	232,985	17,646,284
	Greenbrier Cos., Inc.	260,528	12,797,135
*	GXO Logistics, Inc.	567,999	32,449,783
*	Hayward Holdings, Inc.	1,103,034	16,556,540
		Shares	Value†
INDUSTRIALS — (Continued)
*	Healthcare Services Group, Inc.	500,878	$10,723,798
#	Heartland Express, Inc.	414,526	5,546,358
	Helios Technologies, Inc.	230,638	15,775,639
	Herc Holdings, Inc.	215,086	27,298,715
*	Hillman Solutions Corp.	1,188,838	9,700,918
	HNI Corp.	417,438	15,253,185
	Hub Group, Inc., Class A	487,592	21,371,157
*	Hudson Technologies, Inc.	269,753	1,688,654
	Huntington Ingalls Industries, Inc.	652	237,517
*	Hurco Cos., Inc.	12,845	215,282
	Hyster-Yale, Inc.	40,659	1,604,811
*	IBEX Holdings Ltd.	37,785	1,048,534
	ICF International, Inc.	131,585	9,429,381
	IDEX Corp.	85,730	18,676,280
	Insteel Industries, Inc.	157,866	4,132,932
	Interface, Inc.	419,588	11,698,113
*	Janus International Group, Inc.	470,184	2,444,957
*	JELD-WEN Holding, Inc.	559,555	766,590
	KBR, Inc.	92,738	3,476,748
	Kennametal, Inc.	586,813	22,715,531
*	Kirby Corp.	236,963	35,672,410
	Knight-Swift Transportation Holdings, Inc.	1,222,697	79,353,035
	Korn Ferry	428,274	28,454,525
*	L.B. Foster Co., Class A	97,525	2,985,240
	Lindsay Corp.	46,796	5,239,748
	LSI Industries, Inc.	222,148	5,400,418
	Luxfer Holdings PLC	155,002	2,332,780
*	Manitowoc Co., Inc.	150,339	2,043,107
	Marten Transport Ltd.	513,914	7,749,823
*	Mastech Digital, Inc.	15,385	100,772
#*	Masterbrand, Inc.	720,367	6,468,896
	Matson, Inc.	233,223	40,681,088
	Maximus, Inc.	402,416	26,406,538
*	Mayville Engineering Co., Inc.	148,464	3,386,464
	McGrath RentCorp	163,084	18,028,936
*	Mercury Systems, Inc.	18,245	1,439,713
*	Middleby Corp.	22,794	3,199,366
	Miller Industries, Inc.	92,931	4,459,759
	MillerKnoll, Inc.	173,386	2,788,047
*	Mistras Group, Inc.	230,828	4,358,033
33

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Montrose Environmental Group, Inc.	66,279	$1,395,173
	MSC Industrial Direct Co., Inc., Class A	104,375	10,674,431
	Mueller Industries, Inc.	10,665	1,444,361
	National Presto Industries, Inc.	51,455	7,195,467
	NL Industries, Inc.	129,861	779,166
*	NPK International, Inc.	638,055	10,432,199
*	NWPX Infrastructure, Inc.	81,341	7,999,074
*	OPENLANE, Inc.	855,583	26,899,530
*	Orion Group Holdings, Inc.	243,430	3,315,517
	Oshkosh Corp.	397,776	62,172,389
#	Owens Corning	513,807	63,372,955
*	PAMT Corp.	132,032	1,333,523
	Pangaea Logistics Solutions Ltd.	372,058	2,849,964
	Park-Ohio Holdings Corp.	102,443	2,965,725
*	Parsons Corp.	6,064	305,686
*	Perma-Pipe International Holdings, Inc.	61,684	2,018,917
	Preformed Line Products Co.	46,079	15,309,748
*	Proto Labs, Inc.	169,288	10,971,555
	Quad/Graphics, Inc.	13,982	104,026
	Quanex Building Products Corp.	275,164	5,486,770
*	Radiant Logistics, Inc.	433,980	3,649,772
	Regal Rexnord Corp.	385,201	82,829,771
*	Resideo Technologies, Inc.	1,144,848	47,362,362
	Robert Half, Inc.	14,192	377,649
	Rush Enterprises, Inc. (RUSHA US), Class A	494,431	36,602,727
	Rush Enterprises, Inc. (RUSHB US), Class B	88,002	6,411,826
	Ryder System, Inc.	337,277	85,590,784
*	Saia, Inc.	33,268	14,931,344
	Schneider National, Inc., Class B	750,587	23,335,750
	Science Applications International Corp.	254,127	24,591,870
	Sensata Technologies Holding PLC	1,079,892	44,966,703
#*	Shoals Technologies Group, Inc., Class A	337,133	2,676,836
*	SkyWest, Inc.	334,813	27,494,844
		Shares	Value†
INDUSTRIALS — (Continued)
*	StandardAero, Inc.	65,728	$1,633,998
	Standex International Corp.	3,982	1,087,086
#	Stanley Black & Decker, Inc.	713,033	55,730,659
*	Sun Country Airlines Holdings, Inc.	448,790	7,090,882
#	TaskUS, Inc., Class A	102,346	663,202
*	Taylor Devices, Inc.	13,663	758,297
*	Team, Inc.	504	8,795
	Tecnoglass, Inc.	166,227	7,161,059
#	Tennant Co.	75,272	6,250,587
	Terex Corp.	514,866	32,024,665
	Textron, Inc.	308,378	29,591,953
*	Thermon Group Holdings, Inc.	281,158	17,007,247
#*	TIC Solutions, Inc.	531,587	4,858,705
	Timken Co.	335,302	37,181,639
*	Titan International, Inc.	319,469	2,434,354
*	Titan Machinery, Inc.	2,622	54,826
*	Transcat, Inc.	29,850	2,271,585
	TransUnion	307,341	21,821,211
	Trinity Industries, Inc.	662,258	21,596,233
*	TrueBlue, Inc.	4,812	26,418
*	TTEC Holdings, Inc.	1,936	5,634
	Tutor Perini Corp.	140,427	13,048,477
	Twin Disc, Inc.	96,821	1,599,483
	UFP Industries, Inc.	166,062	14,860,888
*	U-Haul Holding Co. (UHAL US)	50,051	2,570,619
	U-Haul Holding Co. (UHAL/B US)	436,741	20,828,178
*	Ultralife Corp.	128,286	885,173
	UniFirst Corp.	111,937	28,601,023
#	Universal Logistics Holdings, Inc.	99,375	2,392,950
#*	Upwork, Inc.	554,174	5,735,701
*	V2X, Inc.	182,396	12,368,273
*	Vestis Corp.	682,901	6,637,798
	Virco Mfg. Corp.	97,024	587,965
*	VirTra, Inc.	38,880	173,405
	Wabash National Corp.	95,241	827,644
	Werner Enterprises, Inc.	502,218	18,516,778
	WESCO International, Inc.	378,383	132,101,073
*	Wilhelmina International, Inc.	2,000	6,750
*	Willdan Group, Inc.	415	31,540
	Willis Lease Finance Corp.	44,164	8,574,441
	WillScot Holdings Corp.	92,760	2,100,086
34

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Worthington Enterprises, Inc.	267,383	$14,510,875
TOTAL INDUSTRIALS			2,670,326,695
INFORMATION TECHNOLOGY — (7.6%)
*	8x8, Inc.	339,913	652,633
*	ACI Worldwide, Inc.	226,966	9,809,471
*	Akamai Technologies, Inc.	1,055,855	108,731,948
*	Alarm.com Holdings, Inc.	1,386	61,552
#*	Alithya Group, Inc., Class A	17,314	17,312
*	Alpha & Omega Semiconductor Ltd.	140,523	6,102,914
	Amdocs Ltd.	619,068	40,035,128
	Amkor Technology, Inc.	1,783,995	124,433,651
*	Amtech Systems, Inc.	99,906	1,739,363
*	Arrow Electronics, Inc.	417,523	78,423,345
*	AstroNova, Inc.	16,179	220,034
*	Aviat Networks, Inc.	38,393	880,352
	Avnet, Inc.	779,014	64,276,445
*	Axcelis Technologies, Inc.	38,268	5,323,462
	Benchmark Electronics, Inc.	288,233	23,649,518
*	CCC Intelligent Solutions Holdings, Inc.	69,689	365,170
*	Cerence, Inc.	312,487	2,843,632
*	Cirrus Logic, Inc.	84,994	13,860,822
#*	Cleanspark, Inc.	1,930,680	24,191,420
	Climb Global Solutions, Inc.	2,148	35,829
*	Coda Octopus Group, Inc.	1,944	21,987
	Crane NXT Co.	301,888	13,488,356
*	Crexendo, Inc.	58,135	380,203
	CSP, Inc.	5	46
	CTS Corp.	226,221	12,917,219
*	Daktronics, Inc.	257,487	5,062,194
*	Diebold Nixdorf, Inc.	129,956	9,981,920
*	Digi International, Inc.	325,526	18,242,477
*»	Digital Turbine, Inc.	93,602	330,415
*	Diodes, Inc.	278,796	29,872,991
	Dolby Laboratories, Inc., Class A	36,858	2,364,072
*	DXC Technology Co.	1,398,084	15,826,311
*	eGain Corp.	73,927	558,888
#*	EPAM Systems, Inc.	30,443	3,463,805
	ePlus, Inc.	193,354	16,375,150
*	Everforth, Inc.	168,130	3,547,543
*	Five9, Inc.	39,795	684,474
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Globant SA	8,723	$359,649
*	Harmonic, Inc.	424,545	4,852,549
#	Information Services Group, Inc.	299,886	1,223,535
*	Insight Enterprises, Inc.	63,354	4,618,507
*	inTEST Corp.	91,990	1,719,293
*	IPG Photonics Corp.	237,903	28,291,425
#*	Itron, Inc.	259,537	21,749,201
*	Key Tronic Corp.	83,360	236,742
*	Kimball Electronics, Inc.	198,793	5,369,399
*	Knowles Corp.	881,164	27,483,505
*	KVH Industries, Inc.	63,048	573,737
*	Kyndryl Holdings, Inc.	218,552	3,020,389
*	LiveRamp Holdings, Inc.	458,837	13,411,806
*	Mitek Systems, Inc.	289,511	4,041,574
*	N-able, Inc.	198,044	1,025,868
*	NCR Voyix Corp.	813,166	5,602,714
*	NetScout Systems, Inc.	589,042	19,850,715
*	NetSol Technologies, Inc.	19,650	66,810
	OneSpan, Inc.	165,923	1,921,388
	PC Connection, Inc.	189,718	12,092,625
#*	Penguin Solutions, Inc.	326,859	9,939,782
*	Photronics, Inc.	515,728	25,518,221
*	Plexus Corp.	124,036	31,080,941
*	Powerfleet, Inc. NJ	41,501	133,633
*	Progress Software Corp.	58,098	1,618,029
*	Qorvo, Inc.	100,021	9,423,979
	Ralliant Corp.	90,284	4,102,505
*	Rapid7, Inc.	30,009	177,053
*	RF Industries Ltd.	25,760	374,293
*	Ribbon Communications, Inc.	683,995	1,805,747
	Richardson Electronics Ltd.	27,531	396,446
*	Rogers Corp.	3,980	540,285
*	Sanmina Corp.	189,031	41,174,732
*	ScanSource, Inc.	214,001	8,799,721
*††	Silicon Graphics, Inc.	494	0
#	Skyworks Solutions, Inc.	181,264	12,719,295
*	Sprinklr, Inc., Class A	55,024	270,718
*	Synaptics, Inc.	9,068	848,674
	TD SYNNEX Corp.	497,245	113,461,364
*	Trio-Tech International	15,770	221,884
*	TTM Technologies, Inc.	477,653	75,574,258
*	Turtle Beach Corp.	32,174	370,645
35

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Universal Display Corp.	880	$76,639
#*	Veeco Instruments, Inc.	379,431	18,914,635
*	Viasat, Inc.	689,083	45,417,461
	Vishay Intertechnology, Inc.	974,806	28,240,130
*	Vishay Precision Group, Inc.	69,013	4,169,765
#	Xerox Holdings Corp.	1,220,753	2,746,694
*	Zebra Technologies Corp., Class A	96,891	21,922,558
TOTAL INFORMATION TECHNOLOGY			1,256,323,570
MATERIALS — (6.5%)
	AdvanSix, Inc.	137,511	3,391,021
	Alcoa Corp.	1,233,839	78,706,590
#*	Alpha Metallurgical Resources, Inc.	103,062	19,215,910
*	Ampco-Pittsburgh Corp.	55,446	605,470
	AptarGroup, Inc.	198,925	24,603,044
	Ashland, Inc.	361,359	19,245,980
	Avient Corp.	632,756	23,462,593
*	Axalta Coating Systems Ltd.	1,535,604	43,672,578
	Ball Corp.	1,729,635	105,646,106
	Cabot Corp.	250,369	19,268,398
#	Caledonia Mining Corp. PLC	72,203	1,653,449
	Celanese Corp.	225,813	15,301,089
	CF Industries Holdings, Inc.	969,933	120,465,679
*	Clearwater Paper Corp.	137,724	1,888,196
*	Coeur Mining, Inc. CDE US	1,100,033	19,767,593
	Commercial Metals Co.	909,447	62,715,465
*	Core Molding Technologies, Inc.	37,724	1,016,662
	Eastman Chemical Co.	720,128	52,634,156
*	Ecovyst, Inc.	852,545	12,089,088
#	Element Solutions, Inc.	462,255	19,687,440
	Ferroglobe PLC	320,734	1,488,206
	Flexible Solutions International, Inc.	25,410	157,542
	Fortitude Gold Corp.	93,160	461,142
	Friedman Industries, Inc.	65,387	1,346,318
		Shares	Value†
MATERIALS — (Continued)
#	Graphic Packaging Holding Co.	1,707,983	$16,277,078
	Greif, Inc. (GEF US), Class A	229,568	14,977,016
	Greif, Inc. (GEF/B US), Class B	56,549	4,537,492
	HB Fuller Co.	328,924	19,906,480
	Hecla Mining Co.	564,187	10,166,650
	Innospec, Inc.	204,346	15,583,426
*	Intrepid Potash, Inc.	59,608	2,358,689
	Kaiser Aluminum Corp.	117,274	19,987,008
*	Knife River Corp.	94,018	8,701,366
	Koppers Holdings, Inc.	153,015	6,247,602
	Kronos Worldwide, Inc.	378,459	2,815,735
	Louisiana-Pacific Corp.	96,799	6,987,920
*	LSB Industries, Inc.	323,066	4,813,683
	Materion Corp.	131,303	24,134,804
	Mativ Holdings, Inc.	242,709	2,252,340
#*	McEwen, Inc.	100,196	2,172,249
	Mercer International, Inc.	331,722	371,529
*	Metallus, Inc.	311,026	5,984,140
	Minerals Technologies, Inc.	229,041	16,477,210
	Mosaic Co.	2,197,518	51,136,244
	Myers Industries, Inc.	164,694	3,394,343
	NewMarket Corp.	1,318	890,467
	Nexa Resources SA	103,221	1,559,669
	Northern Technologies International Corp.	50,024	400,192
#*	O-I Glass, Inc.	1,198,912	10,922,088
	Olin Corp.	797,948	22,725,559
	Orion SA	403,971	3,037,862
*	Perimeter Solutions, Inc.	533,288	16,158,626
#	Quaker Chemical Corp.	61,962	8,420,016
*	Rayonier Advanced Materials, Inc.	414,580	3,934,364
††	Resolute Forest Products, Inc.	792,851	211,136
	Ryerson Holding Corp.	252,719	7,002,844
#	Sensient Technologies Corp.	18,975	2,156,319
	Silgan Holdings, Inc.	680,170	27,580,894
#	Sonoco Products Co.	479,498	23,955,720
	Stepan Co.	149,142	7,461,574
	SunCoke Energy, Inc.	686,514	4,682,025
	Sylvamo Corp.	146,044	6,240,460
*	Tredegar Corp.	157,691	1,513,834
	TriMas Corp.	299,831	11,099,744
36

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Tronox Holdings PLC	4,254	$42,497
#	Warrior Met Coal, Inc.	99,539	8,943,579
	Westlake Corp.	47,649	5,492,977
	Worthington Steel, Inc.	327,307	12,578,408
TOTAL MATERIALS			1,074,783,573
REAL ESTATE — (0.8%)
*	AMREP Corp.	19,322	532,321
*	Compass, Inc., Class A	770,405	5,831,966
*	Cushman & Wakefield Ltd.	1,792,582	25,167,851
*	Forestar Group, Inc.	342,030	9,665,768
*	FRP Holdings, Inc.	132,200	2,777,522
*	Howard Hughes Holdings, Inc.	354,444	22,071,228
*	Jones Lang LaSalle, Inc.	115,571	36,766,602
	Kennedy-Wilson Holdings, Inc.	658,291	7,175,372
	Marcus & Millichap, Inc.	96,272	2,675,399
	Newmark Group, Inc., Class A	890,467	14,354,328
*	RE/MAX Holdings, Inc., Class A	29,410	314,687
	RMR Group, Inc., Class A	42,997	765,777
#*	Seaport Entertainment Group, Inc.	23,103	514,966
#*	Stratus Properties, Inc.	20,940	633,644
#*	Tejon Ranch Co.	75,317	1,473,954
TOTAL REAL ESTATE			130,721,385
UTILITIES — (0.4%)
	Genie Energy Ltd., Class B	61,095	853,497
	MDU Resources Group, Inc.	1,103,292	24,857,169
	Shares	Value†
UTILITIES — (Continued)
* Montauk Renewables, Inc.	8,651	$12,630
New Jersey Resources Corp.	385,598	21,713,023
Ormat Technologies, Inc.	147,035	16,894,322
TOTAL UTILITIES		64,330,641
TOTAL COMMON STOCKS		15,641,922,719
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» Xerox Holdings Corp. Warrants 02/14/2028	531,500	98,009
TOTAL RIGHTS/WARRANTS		98,009

MONEY MARKET FUNDS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 3.600%	169,162,260	169,162,259
TOTAL INVESTMENT SECURITIES (Cost $11,142,804,431)		15,811,182,987
SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	66,420,182	768,149,405
TOTAL INVESTMENTS — (100.0%)
(Cost $11,911,001,583)		$16,579,332,392
As of April 30, 2026, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	468	06/18/26	$164,091,437	$169,503,750	$5,412,313
Total Futures Contracts			$164,091,437	$169,503,750	$5,412,313
37

U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$278,453,373	$137,432	—	$278,590,805
Consumer Discretionary	2,064,278,823	187,187	—	2,064,466,010
Consumer Staples	989,938,301	526,837	—	990,465,138
Energy	1,815,713,374	—	—	1,815,713,374
Financials	4,373,656,315	876	—	4,373,657,191
Health Care	921,818,129	8,110	$718,098	922,544,337
Industrials	2,670,326,695	—	—	2,670,326,695
Information Technology	1,256,323,570	—	—	1,256,323,570
Materials	1,074,572,437	—	211,136	1,074,783,573
Real Estate	130,721,385	—	—	130,721,385
Utilities	64,330,641	—	—	64,330,641
Rights/Warrants
Information Technology	—	98,009	—	98,009
Securities Lending Collateral	—	768,149,405	—	768,149,405
Money Market Funds	169,162,259	—	—	169,162,259
Total Investments in Securities	$15,809,295,302	$769,107,856	$929,234˂˃	$16,579,332,392
Financial Instruments
Assets
Futures Contracts**	5,412,313	—	—	5,412,313
Total Financial Instruments	$5,412,313	—	—	$5,412,313
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
38

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (94.5%)
COMMUNICATION SERVICES — (2.6%)
*	Advantage Solutions, Inc.	17,779	$609,286
#*	AMC Global Media, Inc.	341,113	2,896,049
#*	Angi, Inc.	471,517	3,460,935
#*	Anterix, Inc.	11,070	534,902
#	Array Digital Infrastructure, Inc.	557,445	27,699,442
	ATN International, Inc.	125,223	3,497,478
*	Bandwidth, Inc., Class A	372,039	13,694,756
#*	Boston Omaha Corp., Class A	412,866	4,962,649
*	Bumble, Inc., Class A	1,606,138	6,665,473
#*	Cable One, Inc.	32,443	2,968,210
#*	Cars.com, Inc.	774,798	8,515,030
*	Creative Realities, Inc.	16,024	58,488
*	DHI Group, Inc.	564,689	1,349,607
*	DoubleVerify Holdings, Inc.	1,005,647	11,082,230
*	EW Scripps Co., Class A	881,886	4,224,234
*	Gaia, Inc.	21,134	66,149
*	GCI Liberty, Inc. (GLBKV US), Class C	238,761	8,177,564
*	GCI Liberty, Inc. (GLIBA US), Class A	28,819	1,004,630
#	Gray Media, Inc. GTN US	1,218,009	6,869,571
	Gray Media, Inc. GTNA US, Class A	3,121	33,395
#	John Wiley & Sons, Inc. (WLY US), Class A	115,255	4,717,387
*	Liberty Broadband Corp. (LBRDA US), Class A	54,153	2,081,100
*	Liberty Broadband Corp. (LBRDK US), Class C	296,488	11,411,823
*	Liberty Global Ltd. (LBTYA US), Class A	2,212,823	25,624,490
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Global Ltd. (LBTYK US), Class C	1,950,707	$22,121,017
*	Liberty Latin America Ltd. (LILA US), Class A	502,598	4,081,096
#*	Liberty Latin America Ltd. (LILAK US), Class C	2,237,354	18,592,412
*	Magnite, Inc.	428,578	5,492,227
	Marcus Corp.	330,309	5,820,045
#	National CineMedia, Inc.	330,639	1,120,866
	Nexstar Media Group, Inc.	88,618	18,444,951
*»	Old Market Capital Corp.	133,561	560,956
#	Paramount Skydance Corp., Class B	728,481	7,459,645
*	PubMatic, Inc., Class A	276,996	2,709,021
*	Reservoir Media, Inc.	396,594	3,989,736
	Saga Communications, Inc., Class A	87,956	992,144
#	Scholastic Corp.	627,761	25,336,434
	Shenandoah Telecommunications Co.	519,567	8,172,789
	Shutterstock, Inc.	124,502	2,013,197
	Sinclair, Inc.	25,235	392,404
#	Sirius XM Holdings, Inc.	1,996,044	53,773,425
#*	Sphere Entertainment Co.	159,586	22,733,026
	Spok Holdings, Inc.	55,602	594,385
*	Stagwell, Inc.	428,926	2,689,366
	Telephone & Data Systems, Inc.	1,558,208	70,212,853
	Townsquare Media, Inc., Class A	331	2,138
#*	TripAdvisor, Inc.	849,936	9,459,788
#*	Urban One, Inc. UONE US	5,086	26,549
*	Urban One, Inc. UONEK US	9,015	43,272
*	Versant Media Group, Inc.	373,417	15,007,629
*	Yelp, Inc.	336,528	9,288,173
39

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	461,214	$21,105,153
*	ZoomInfo Technologies, Inc.	3,990,739	24,942,119
TOTAL COMMUNICATION SERVICES			509,381,694
CONSUMER DISCRETIONARY — (13.3%)
#*	1-800-Flowers.com, Inc., Class A	408,023	1,444,401
#	Academy Sports & Outdoors, Inc.	859,371	47,127,906
*	Adient PLC	1,013,145	21,326,702
	ADT, Inc.	9,586,597	72,187,075
#	Advance Auto Parts, Inc.	440,391	26,207,668
	AMCON Distributing Co.	6,961	618,486
	American Eagle Outfitters, Inc.	1,768,731	30,811,294
*	American Outdoor Brands, Inc.	166,073	1,562,747
*	American Public Education, Inc.	4	233
	Arhaus, Inc.	1,691	12,513
*	Ark Restaurants Corp.	2,951	19,565
	Arko Corp.	158,372	1,045,255
*	Asbury Automotive Group, Inc.	270,297	55,056,796
#*	Barnes & Noble Education, Inc.	5,566	54,881
	Bassett Furniture Industries, Inc.	150,490	2,194,144
*	Beazer Homes USA, Inc.	108,579	2,344,221
*	Biglari Holdings, Inc. (BH US), Class B	15,667	4,845,020
*	Biglari Holdings, Inc. (BH/A US), Class A	1,178	1,920,364
#*	Birkenstock Holding PLC	381,629	14,784,307
*	BJ's Restaurants, Inc.	135,128	5,188,915
	Bloomin' Brands, Inc.	585,906	3,574,027
	BorgWarner, Inc.	2,899,650	165,193,061
	Brunswick Corp.	394,582	31,349,540
*	Caesars Entertainment, Inc.	189,493	5,267,905
	Caleres, Inc.	11,592	151,855
*	Callaway Golf Co.	2,316,181	35,437,569
	Camping World Holdings, Inc., Class A	91,409	748,640
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Canterbury Park Holding Corp.	15,171	$240,309
*	Capri Holdings Ltd.	30,713	599,211
*	CarMax, Inc.	1,274,791	50,112,034
	Carter's, Inc.	470,123	16,980,843
*	Cato Corp., Class A	65,745	188,688
	Century Communities, Inc.	413,839	23,183,261
*	Citi Trends, Inc.	201	9,791
	Clarus Corp.	46,318	120,658
#	Columbia Sportswear Co.	391,943	23,877,168
*	Covista, Inc.	19,503	2,247,136
	Crown Crafts, Inc.	124,588	340,125
*	Culp, Inc.	25,135	82,694
	Dana, Inc.	1,864,856	67,974,001
*	Dauch Corp.	1,492,313	8,521,107
#	Designer Brands, Inc., Class A	560,268	4,202,010
*	Destination XL Group, Inc.	177,863	109,795
*	Dorman Products, Inc.	10,500	1,181,355
#*	Dream Finders Homes, Inc., Class A	429,232	6,266,787
*	El Pollo Loco Holdings, Inc.	410,623	5,551,623
	Escalade, Inc.	44,219	826,895
	Ethan Allen Interiors, Inc.	349,282	7,453,678
*	First Watch Restaurant Group, Inc.	783,429	10,278,588
	Flanigan's Enterprises, Inc.	5,134	164,853
	Flexsteel Industries, Inc.	102,638	5,675,881
*	Floor & Decor Holdings, Inc., Class A	36,842	1,783,153
*	Fox Factory Holding Corp.	331,220	5,879,155
*	Funko, Inc., Class A	320,358	1,412,779
#*	GameStop Corp., Class A	436,896	10,900,555
	Gap, Inc.	169,055	4,157,062
*	Genesco, Inc.	142,933	5,072,692
	Gentex Corp.	701,676	16,215,732
*	Gentherm, Inc.	291,185	8,764,669
#	G-III Apparel Group Ltd.	602,919	18,805,044
#*	Global Business Travel Group I	331,698	1,943,750
40

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Gold.com, Inc.	182,132	$8,230,545
»	Golden Entertainment, Inc.	29,399	774,323
*	Goodyear Tire & Rubber Co.	3,852,515	27,275,806
	Graham Holdings Co., Class B	89,923	100,939,467
*	Green Brick Partners, Inc.	460,876	31,081,477
	Group 1 Automotive, Inc.	166,220	59,318,931
	Hamilton Beach Brands Holding Co., Class A	17,045	354,706
#	Harley-Davidson, Inc.	1,363,793	32,581,015
	Haverty Furniture Cos., Inc. (HVT US)	218,452	4,836,527
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	5,701	128,273
*	Helen of Troy Ltd.	10,642	246,362
*	Hilton Grand Vacations, Inc.	582,769	27,372,660
*	Holley, Inc.	759,125	2,505,113
	Hooker Furnishings Corp.	234,234	2,845,943
*	Hovnanian Enterprises, Inc., Class A	21,385	2,404,529
	J Jill, Inc.	15,712	200,171
	JAKKS Pacific, Inc.	146,374	3,185,098
	Jerash Holdings U.S., Inc.	2,993	10,446
	Johnson Outdoors, Inc., Class A	64,530	3,396,214
	KB Home	383,229	20,307,305
#	Kohl's Corp.	1,505,488	21,332,765
#	Krispy Kreme, Inc.	555,726	2,189,560
#	Lakeland Industries, Inc.	112,604	1,145,183
#*	Lands' End, Inc.	127,618	1,440,807
*	Latham Group, Inc.	745,131	4,522,945
	La-Z-Boy, Inc.	623,348	21,655,110
	LCI Industries	297,354	35,450,544
	Lear Corp.	688,466	87,524,683
*	Legacy Housing Corp.	290,766	6,324,161
*	LGI Homes, Inc.	318,703	15,606,886
*	Life Time Group Holdings, Inc.	1,607,662	43,101,418
	Lifetime Brands, Inc.	303,285	2,047,174
	Lithia Motors, Inc.	320,767	93,060,922
*	Live Ventures, Inc.	3,329	44,808
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	2,598,946	$82,074,715
#*	Lovesac Co.	122,035	1,929,373
*	M/I Homes, Inc.	362,972	47,727,188
	Macy's, Inc.	3,650,546	71,368,174
*	Malibu Boats, Inc., Class A	218,565	5,595,264
*	MarineMax, Inc.	288,033	8,278,068
#	Marriott Vacations Worldwide Corp.	450,587	32,446,770
*	MasterCraft Boat Holdings, Inc.	207,378	4,842,276
*	Mattel, Inc.	888,589	13,399,922
	Matthews International Corp., Class A	392,875	11,212,653
	Meritage Homes Corp.	800,533	53,907,892
#*	Mister Car Wash, Inc.	371,444	2,629,824
#*	Mobileye Global, Inc., Class A	542,437	4,713,778
*	Mohawk Industries, Inc.	787,728	83,152,568
#	Monro, Inc.	407,394	7,153,839
*	Motorcar Parts of America, Inc.	244,582	2,744,210
	Movado Group, Inc.	229,055	6,239,458
*	National Vision Holdings, Inc.	41,900	972,918
	Newell Brands, Inc.	5,612,797	22,900,212
»	Nobility Homes, Inc.	984	28,536
#*	OneWater Marine, Inc., Class A	171,193	1,607,502
#	Oxford Industries, Inc.	25,337	1,085,437
#	Patrick Industries, Inc.	117,404	10,918,572
#	Penske Automotive Group, Inc.	107,818	18,492,943
	Perdoceo Education Corp.	608,044	20,637,013
*	Petco Health & Wellness Co., Inc.	3,105,623	8,819,969
*	PetMed Express, Inc.	43,322	97,041
	Phinia, Inc.	491,254	35,443,976
#*	Portillo's, Inc., Class A	32,416	202,600
*	Pursuit Attractions & Hospitality, Inc.	84,540	3,557,443
	PVH Corp.	786,214	71,891,408
»	QEP Co., Inc.	4,152	200,417
	RCI Hospitality Holdings, Inc.	10,621	265,737
	Rocky Brands, Inc.	128,800	4,723,096
#*	Sally Beauty Holdings, Inc.	1,227,412	17,404,702
#	Shoe Carnival, Inc.	383,996	7,111,606
41

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Signet Jewelers Ltd.	504,058	$44,876,284
	Smith & Wesson Brands, Inc.	571,087	8,874,692
	Sonic Automotive, Inc., Class A	185,920	14,641,200
*	Sportsman's Warehouse Holdings, Inc.	535	754
	Standard Motor Products, Inc.	296,275	11,071,797
*	Stoneridge, Inc.	295,788	2,070,516
	Strategic Education, Inc.	338,379	26,528,914
*	Strattec Security Corp.	55,083	4,145,547
*	Stride, Inc.	53,680	5,215,549
	Superior Group of Cos., Inc.	214,092	2,414,958
*	Target Hospitality Corp.	50,397	732,772
*	Taylor Morrison Home Corp.	1,424,488	86,523,401
#	Thor Industries, Inc.	743,637	58,777,069
#*	Tilly's, Inc., Class A	73,744	300,138
	Toll Brothers, Inc.	97,718	13,889,637
#*	Under Armour, Inc. (UA US), Class C	3,024,480	18,358,594
#*	Under Armour, Inc. (UAA US), Class A	2,056,106	12,932,907
*	Universal Electronics, Inc.	59,585	250,853
	Upbound Group, Inc.	350,946	6,934,693
*	Urban Outfitters, Inc.	625,936	44,028,338
*	Vera Bradley, Inc.	260,213	1,069,475
	Visteon Corp.	289,619	32,353,339
	Weyco Group, Inc.	126,912	4,186,827
#	Whirlpool Corp.	372,874	20,903,316
	Winnebago Industries, Inc.	382,217	12,464,096
*	Zumiez, Inc.	240,376	5,906,038
TOTAL CONSUMER DISCRETIONARY			2,610,268,853
CONSUMER STAPLES — (5.3%)
#	Alico, Inc.	16,014	666,343
	Andersons, Inc.	656,367	51,551,064
	B&G Foods, Inc.	154,178	854,146
*	Bridgford Foods Corp.	13,817	102,937
	Calavo Growers, Inc.	37,665	1,060,646
#	Cal-Maine Foods, Inc.	482,468	37,275,478
#	Campbell's Co.	1,230,098	25,573,737
#*	Central Garden & Pet Co. (CENT US)	129,874	4,807,936
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co. (CENTA US), Class A	720,095	$24,166,388
#	Conagra Brands, Inc.	5,335,455	76,563,779
*	Coty, Inc., Class A	1,452,011	3,571,947
*	Darling Ingredients, Inc.	1,997,599	128,305,784
	Dole PLC	1,269,974	19,278,205
	Edgewell Personal Care Co.	644,052	14,523,373
#	Flowers Foods, Inc.	1,463,054	13,255,269
	Fresh Del Monte Produce, Inc.	966,701	40,495,105
#*	Grocery Outlet Holding Corp.	20,922	165,493
*	Honest Co., Inc.	127,244	445,354
	Hormel Foods Corp.	694,296	14,906,535
#*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	224,258	20,512,879
#	Ingredion, Inc.	542,551	60,624,649
	J&J Snack Foods Corp.	101,946	8,997,754
	J.M. Smucker Co.	572,466	56,118,842
	John B Sanfilippo & Son, Inc.	4,576	374,271
	Limoneira Co.	9,104	115,894
#*	Medifast, Inc.	110,808	1,204,483
	MGP Ingredients, Inc.	232,700	4,640,038
*	Mission Produce, Inc.	577,459	8,003,582
	Molson Coors Beverage Co., Class B	2,109,232	90,148,576
*	Natural Alternatives International, Inc.	141,533	377,893
*	Nature's Sunshine Products, Inc.	94,396	2,563,795
	Nu Skin Enterprises, Inc., Class A	499,690	3,647,737
	Pilgrim's Pride Corp.	63,192	2,091,655
*	Post Holdings, Inc.	786,320	82,367,020
	Reynolds Consumer Products, Inc.	235,500	4,938,435
	Seaboard Corp.	12,281	69,828,906
*	Seneca Foods Corp. (SENEA US), Class A	104,704	14,643,901
*»	Seneca Foods Corp. (SENEB US), Class B	24,020	3,339,501
*	Simply Good Foods Co.	345,363	4,617,503
	Smithfield Foods, Inc.	83,340	2,190,175
42

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
»	TreeHouse Foods, Inc.	582,921	$1,125,038
*	United Natural Foods, Inc.	853,066	42,670,361
	Universal Corp.	530,139	28,404,848
*	USANA Health Sciences, Inc.	207,985	3,962,114
	Utz Brands, Inc.	523,607	4,167,912
	Village Super Market, Inc., Class A	173,677	7,483,742
#*	Vital Farms, Inc.	201,233	2,746,830
	Weis Markets, Inc.	589,177	41,348,442
*	Willamette Valley Vineyards, Inc.	4,137	11,749
TOTAL CONSUMER STAPLES			1,030,838,044
ENERGY — (12.7%)
*	Amplify Energy Corp.	493,579	3,158,906
*	Antero Resources Corp.	1,687,554	66,253,370
#	APA Corp.	3,422,007	139,378,345
	Ardmore Shipping Corp.	539,795	9,565,167
#	Atlas Energy Solutions, Inc.	109,568	1,904,292
*	BKV Corp.	5,260	165,848
	Bristow Group, Inc.	381,500	18,743,095
	California Resources Corp.	940,090	64,170,543
	Chord Energy Corp. (CHRD US)	337,594	49,153,686
*	Clean Energy Fuels Corp.	384,032	883,274
*	CNX Resources Corp.	2,027,368	78,884,889
#*	Comstock Resources, Inc.	2,117,596	36,888,522
	Core Laboratories, Inc.	13,600	199,240
	Core Natural Resources, Inc.	272,368	24,442,304
#	Crescent Energy Co., Class A	2,870,179	38,603,908
	DHT Holdings, Inc.	2,073,971	38,326,984
*	DMC Global, Inc.	69,297	428,255
	Dorian LPG Ltd.	564,660	21,767,643
*	Drilling Tools International Corp.	14,331	49,442
	Epsilon Energy Ltd.	126,610	805,240
	Evolution Petroleum Corp.	241,615	1,159,752
		Shares	Value†
ENERGY — (Continued)
*	Expro Group Holdings NV	1,313,409	$23,917,178
*	Forum Energy Technologies, Inc.	151,230	9,507,830
#	FutureFuel Corp.	502,133	2,500,622
*	Geospace Technologies Corp.	11,478	105,024
#*	Gran Tierra Energy, Inc. (GTE US)	68,679	635,968
	Granite Ridge Resources, Inc.	660,086	3,980,319
*	Green Plains, Inc.	57,584	1,000,810
*	Gulfport Energy Corp.	50,363	9,696,892
*	Helix Energy Solutions Group, Inc.	1,946,101	20,142,145
#	Helmerich & Payne, Inc.	1,297,970	52,412,029
	HF Sinclair Corp.	2,420,426	162,676,832
*	Innovex International, Inc.	454,655	12,625,769
	International Seaways, Inc.	691,161	57,331,805
	Liberty Energy, Inc.	2,026,760	68,484,220
#	Magnolia Oil & Gas Corp., Class A	165,963	5,018,721
*	Mammoth Energy Services, Inc.	37,940	108,508
#	Matador Resources Co.	1,569,727	99,583,481
	Mexco Energy Corp.	4,558	44,942
*	MIND Technology, Inc.	236	1,466
#	Murphy Oil Corp.	1,999,257	83,488,972
*	Nabors Industries Ltd.	47,103	4,833,239
	NACCO Industries, Inc., Class A	116,217	5,599,335
*	National Energy Services Reunited Corp.	174,297	4,346,967
	Natural Gas Services Group, Inc.	181,784	7,396,791
#	Noble Corp. PLC	1,653,407	84,373,359
#	Nordic American Tankers Ltd.	2,855,677	15,934,678
#	Northern Oil & Gas, Inc.	827,387	22,471,831
	NOV, Inc.	4,775,105	97,698,648
*	Oil States International, Inc.	784,749	9,008,919
	Ovintiv, Inc.	2,307,373	142,018,808
*	Par Pacific Holdings, Inc.	128,638	8,447,657
#	Patterson-UTI Energy, Inc.	4,873,400	59,552,948
43

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	PBF Energy, Inc., Class A	1,268,739	$55,012,523
	Peabody Energy Corp.	1,634,688	43,580,782
	Permian Resources Corp., Class A	3,918,094	84,709,192
*	PrimeEnergy Resources Corp.	11,408	2,527,899
*	ProFrac Holding Corp., Class A	19,465	146,766
*	ProPetro Holding Corp.	1,510,439	25,873,820
	Range Resources Corp.	1,595,666	69,411,471
	Ranger Energy Services, Inc., Class A	303,032	5,290,939
*	REX American Resources Corp.	184,458	8,946,213
	Riley Exploration Permian, Inc.	87,699	3,172,073
#	RPC, Inc.	2,838,355	22,366,237
	SandRidge Energy, Inc.	162,881	2,532,800
	Scorpio Tankers, Inc.	699,262	56,870,979
*	SEACOR Marine Holdings, Inc.	241,370	1,834,412
*	Seadrill Ltd.	805,052	40,003,034
	Select Water Solutions, Inc.	1,393,965	23,321,034
	SFL Corp. Ltd.	1,945,548	22,432,168
	SM Energy Co.	1,915,946	59,451,804
	Smart Sand, Inc.	64,164	353,544
*	Talos Energy, Inc.	2,160,198	34,390,352
	Teekay Corp. Ltd.	1,257,670	16,802,471
	Teekay Tankers Ltd., Class A	432,355	33,961,485
*	Tidewater, Inc.	96,511	8,621,328
#*	Transocean Ltd.	12,904,923	88,011,575
	VAALCO Energy, Inc.	678,544	4,458,034
*	Valaris Ltd.	727,316	74,171,686
#	Vitesse Energy, Inc.	222,404	4,172,299
#	World Kinect Corp.	948,328	25,576,406
TOTAL ENERGY			2,487,882,744
FINANCIALS — (25.9%)
	1st Source Corp.	262,331	19,289,198
*	Acacia Research Corp.	453,874	2,305,680
	ACNB Corp.	34,420	1,744,750
*	Affinity Bancshares, Inc.	1,447	32,442
		Shares	Value†
FINANCIALS — (Continued)
	Alerus Financial Corp.	197,040	$5,308,258
	Ally Financial, Inc.	312,244	13,860,511
	Amalgamated Financial Corp.	144,523	5,908,100
	Amerant Bancorp, Inc.	347,969	7,992,848
	Ameris Bancorp	859,774	73,295,733
	AmeriServ Financial, Inc.	324,794	1,286,184
	Ames National Corp.	5,917	166,741
	Arrow Financial Corp.	38,917	1,434,091
	Associated Banc-Corp.	2,373,766	66,845,251
	Associated Capital Group, Inc., Class A	12,546	493,685
	Assured Guaranty Ltd.	966,107	79,124,163
	Atlantic American Corp.	196,322	508,474
	Atlantic Union Bankshares Corp.	1,843,353	69,402,240
	Axis Capital Holdings Ltd.	595,427	59,786,825
	Banc of California, Inc.	1,099,881	20,600,771
	Bank of Marin Bancorp	199,426	5,113,283
	Bank OZK	1,539,253	74,130,424
	BankUnited, Inc.	1,024,934	47,638,932
	Bankwell Financial Group, Inc.	41,203	2,131,019
	Banner Corp.	433,231	28,987,486
	Bar Harbor Bankshares	208,302	7,134,344
	BayCom Corp.	141,309	4,236,444
	BCB Bancorp, Inc.	218,892	2,221,754
#	Beacon Financial Corp.	1,150,556	32,825,363
	Blue Ridge Bankshares, Inc.	104,583	358,720
	BOK Financial Corp.	339,852	45,468,799
	Bread Financial Holdings, Inc.	724,774	61,446,340
*	Bridgewater Bancshares, Inc.	149,222	2,705,395
*	Brighthouse Financial, Inc.	761,914	47,436,766
#	Burke & Herbert Financial Services Corp.	81,619	5,248,918
	Business First Bancshares, Inc.	208,240	5,701,611
44

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	BV Financial, Inc.	19,107	$374,115
	Byline Bancorp, Inc.	520,619	16,737,901
	C&F Financial Corp.	42,674	3,189,882
	California BanCorp	86,067	1,608,592
*»	California First Leasing Corp.	6,425	170,584
	Camden National Corp.	154,795	7,456,475
	Capital Bancorp, Inc.	6,859	215,990
	Capital City Bank Group, Inc.	87,534	4,041,445
#	Capitol Federal Financial, Inc.	1,272,851	9,775,496
*	Carter Bankshares, Inc.	274,274	7,021,414
	Cathay General Bancorp	863,702	48,393,223
	CB Financial Services, Inc.	3,401	119,647
	Central Pacific Financial Corp.	151,697	5,048,476
	CF Bankshares, Inc.	10,371	303,870
	Chemung Financial Corp.	13,878	921,638
	ChoiceOne Financial Services, Inc.	27,995	840,690
	Citizens & Northern Corp.	8,887	196,225
	Citizens Community Bancorp, Inc.	69,575	1,443,681
	Citizens Financial Services, Inc.	5,089	321,421
	Civista Bancshares, Inc.	232,614	5,785,110
	CNB Financial Corp.	391,135	11,882,681
	Colony Bankcorp, Inc.	153,825	3,051,888
	Columbia Banking System, Inc.	3,663,206	108,430,898
	Community Trust Bancorp, Inc.	189,440	12,300,339
	Community West Bancshares	237,941	5,643,961
	ConnectOne Bancorp, Inc.	682,461	19,941,510
*	Consumer Portfolio Services, Inc.	351,818	3,194,507
	Corebridge Financial, Inc.	238,759	6,575,423
*	Customers Bancorp, Inc.	402,239	30,678,769
	CVB Financial Corp.	2,152,155	43,839,397
	Dime Community Bancshares, Inc.	543,202	19,495,520
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICA US), Class A	369,646	$6,217,446
	Donegal Group, Inc. (DGICB US), Class B	54,141	1,042,214
	Eagle Bancorp Montana, Inc.	31,683	700,828
	Eagle Bancorp, Inc.	300,998	7,780,798
	Eagle Financial Services, Inc.	1,968	74,154
	Eastern Bankshares, Inc.	2,729,271	55,213,152
*	eHealth, Inc.	121,346	249,973
	Employers Holdings, Inc.	447,157	18,834,253
	Enact Holdings, Inc.	767,669	32,802,496
*	Encore Capital Group, Inc.	143,408	11,869,880
	Enterprise Financial Services Corp.	475,814	27,511,565
	Equity Bancshares, Inc., Class A	39,558	1,793,560
	Essent Group Ltd.	1,166,471	70,594,825
#*	EZCORP, Inc., Class A	722,552	23,685,255
	F&G Annuities & Life, Inc.	182,027	5,213,253
	Farmers & Merchants Bancorp, Inc.	24,374	652,736
	Farmers National Banc Corp.	75,563	1,063,171
*	FB Bancorp, Inc.	2,427	33,929
	Federal Agricultural Mortgage Corp. (AGM US), Class C	15,356	2,668,873
	Fidelis Insurance Holdings Ltd.	571,227	12,070,027
*	Finance of America Cos., Inc., Class A	8,898	175,736
	Financial Institutions, Inc.	197,769	6,737,990
	Finward Bancorp	280	9,010
*	Finwise Bancorp	7,726	120,139
	First American Financial Corp.	739,732	51,877,405
	First Bancorp, Inc.	1,942	55,269
	First Bancorp/Southern Pines NC	131,209	7,576,008
	First Bank	183,526	2,723,526
#	First Busey Corp.	1,170,908	30,677,790
45

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	106,411	$5,980,298
	First Commonwealth Financial Corp.	1,276,504	23,500,439
	First Community Bankshares, Inc.	42,771	1,822,900
	First Community Corp.	10,758	318,544
	First Financial Bancorp	1,468,722	44,472,902
	First Financial Corp.	152,556	10,018,353
	First Hawaiian, Inc.	1,506,604	41,100,157
	First Horizon Corp.	67,893	1,694,609
	First Internet Bancorp	69,150	1,584,918
#	First Interstate BancSystem, Inc., Class A	1,332,439	47,288,260
	First Merchants Corp.	801,081	32,395,716
	First Mid Bancshares, Inc.	175,433	7,383,975
	First Northwest Bancorp	19,136	191,360
	First United Corp.	83,677	3,109,437
*	First Western Financial, Inc.	32,129	909,572
*	Firstsun Capital Bancorp	52,370	1,851,803
	Flushing Financial Corp.	359,683	5,798,090
	FNB Corp.	5,192,588	92,687,696
	Franklin Financial Services Corp.	6,332	356,808
	Franklin Resources, Inc.	906,189	27,158,484
	FS Bancorp, Inc.	61,897	2,515,494
	Fulton Financial Corp.	2,511,840	54,230,626
	FVCBankcorp, Inc.	13,760	215,482
*	Genworth Financial, Inc.	6,087,423	53,508,448
	Great Southern Bancorp, Inc.	88,533	6,039,721
*	Green Dot Corp., Class A	768,620	9,646,181
*	Greenlight Capital Re Ltd., Class A	450,601	8,255,010
	Hamilton Insurance Group Ltd., Class B	111,691	3,660,114
	Hancock Whitney Corp.	1,048,481	70,782,952
	Hanmi Financial Corp.	406,655	12,163,051
		Shares	Value†
FINANCIALS — (Continued)
	Hanover Bancorp, Inc.	4,101	$97,276
	Hawthorn Bancshares, Inc.	34,895	1,173,170
	HBT Financial, Inc.	11,540	320,350
	Heritage Financial Corp.	423,158	11,645,308
	Hilltop Holdings, Inc.	751,828	28,321,361
	Home Bancorp, Inc.	98,679	6,136,847
	Home BancShares, Inc.	743,508	19,978,060
	HomeTrust Bancshares, Inc.	202,535	9,249,773
	Hope Bancorp, Inc.	1,746,182	21,739,966
	Horace Mann Educators Corp.	305,623	13,887,509
	Horizon Bancorp, Inc.	361,713	6,547,005
	Independent Bank Corp. (IBCP US)	59,317	1,969,918
	Independent Bank Corp. (INDB US)	607,535	47,381,655
	International Bancshares Corp.	358,475	25,716,997
	Invesco Ltd.	5,254,765	137,727,391
	Investar Holding Corp.	78,704	2,180,888
	Jackson Financial, Inc., Class A	963,087	111,496,582
	James River Group Holdings, Inc.	87,297	541,241
	Janus Henderson Group PLC	292,655	15,103,925
	Kearny Financial Corp.	724,677	5,826,403
	Kemper Corp.	218,185	7,350,653
	Landmark Bancorp, Inc.	57,945	1,536,701
	LCNB Corp.	131,611	2,133,414
*	LendingClub Corp.	989,093	16,883,818
#	Lincoln National Corp.	1,274,058	48,172,133
	LINKBANCORP, Inc.	37,339	324,476
	Live Oak Bancshares, Inc.	33,723	1,267,985
	Magyar Bancorp, Inc.	45,405	790,047
	MainStreet Bancshares, Inc.	47,383	1,109,710
#	Mechanics Bancorp, Class A	90,958	1,342,995
	Mercantile Bank Corp.	233,920	12,002,435
#	Merchants Bancorp	175,071	8,147,804
	Meridian Corp.	96,029	1,807,266
46

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Metropolitan Bank Holding Corp.	45,521	$4,021,780
	MGIC Investment Corp.	3,421,383	90,598,222
	Mid Penn Bancorp, Inc.	141,830	4,676,135
	Midland States Bancorp, Inc.	252,226	6,560,398
	MVB Financial Corp.	76,489	1,998,658
	National Bank Holdings Corp., Class A	319,618	13,647,689
	National Bankshares, Inc.	2,081	74,489
#	Navient Corp.	1,869,162	17,271,057
	NB Bancorp, Inc.	52,788	1,036,228
	NBT Bancorp, Inc.	104,926	4,584,217
	Nelnet, Inc., Class A	539,608	76,462,454
	Nicolet Bankshares, Inc.	40,862	5,985,466
*	NMI Holdings, Inc.	645,205	24,975,886
	Northeast Community Bancorp, Inc.	111,805	2,682,761
	Northfield Bancorp, Inc.	573,457	7,999,725
	Northrim BanCorp, Inc.	102,174	2,506,328
	Northwest Bancshares, Inc.	1,991,444	27,541,671
	Oak Valley Bancorp	976	32,286
	OceanFirst Financial Corp.	779,453	14,864,169
*	Octave Specialty Group, Inc.	285,019	1,262,634
	OFG Bancorp	291,703	13,406,670
	Old National Bancorp	4,275,901	102,493,347
	Old Second Bancorp, Inc.	348,385	7,180,215
*	Onity Group, Inc.	105,651	4,861,003
	OP Bancorp	163,268	2,341,263
*	Oportun Financial Corp.	171,339	1,043,455
	Oppenheimer Holdings, Inc., Class A	126,222	14,449,895
*	OptimumBank Holdings, Inc.	1,253	6,841
	Origin Bancorp, Inc.	288,939	13,528,124
	Orrstown Financial Services, Inc.	179,087	6,579,656
	Parke Bancorp, Inc.	146,841	4,421,383
#*	Paysafe Ltd.	340,238	3,075,752
	PCB Bancorp	153,128	3,694,979
		Shares	Value†
FINANCIALS — (Continued)
	Peapack-Gladstone Financial Corp.	238,715	$9,966,351
	PennyMac Financial Services, Inc.	295,154	26,649,455
	Peoples Bancorp of North Carolina, Inc.	11,268	444,185
	Peoples Bancorp, Inc.	528,465	18,179,196
	Peoples Financial Services Corp.	64,501	3,673,977
	Pinnacle Financial Partners, Inc.	710,840	70,330,510
*	Pioneer Bancorp, Inc.	1,132	16,108
	Plumas Bancorp	3,056	155,887
*	Ponce Financial Group, Inc.	125,222	2,186,376
	Popular, Inc.	590,007	88,695,752
*	PRA Group, Inc.	440,669	9,602,178
#	Preferred Bank	6,095	577,379
	Primis Financial Corp.	325,020	4,764,793
	Princeton Bancorp, Inc.	47,369	1,694,389
*	ProAssurance Corp.	148,775	3,674,743
	Prosperity Bancshares, Inc.	1,211,117	84,354,299
	Provident Financial Holdings, Inc.	169,394	2,906,801
	Provident Financial Services, Inc.	1,950,555	44,238,587
	QCR Holdings, Inc.	125,482	11,346,082
	Radian Group, Inc.	1,304,227	46,730,453
	RBB Bancorp	158,218	3,816,218
	Red River Bancshares, Inc.	1,255	113,866
	Regional Management Corp.	161,458	6,030,456
	RenaissanceRe Holdings Ltd.	3,227	990,592
	Renasant Corp.	1,174,306	46,843,066
#*	Repay Holdings Corp.	761,426	2,885,805
	Republic Bancorp, Inc., Class A	159,558	12,083,327
	Richmond Mutual BanCorp, Inc.	15,111	239,056
	Riverview Bancorp, Inc.	280,795	1,454,518
	S&T Bancorp, Inc.	502,350	22,168,706
	Safety Insurance Group, Inc.	18,686	1,404,440
	SB Financial Group, Inc.	71,386	1,487,684
	Seacoast Banking Corp. of Florida	357,642	11,254,994
47

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Security National Financial Corp., Class A	185,562	$1,818,508
	Selective Insurance Group, Inc.	28,924	2,428,170
	Shore Bancshares, Inc.	361,594	6,978,764
	Sierra Bancorp	283,518	10,229,329
	Simmons First National Corp., Class A	1,757,048	37,354,840
*	SiriusPoint Ltd.	1,421,976	33,288,458
#	SmartFinancial, Inc.	201,467	8,449,526
	South Plains Financial, Inc.	43,916	1,804,069
*	Southern First Bancshares, Inc.	54,021	3,041,382
	Southern Missouri Bancorp, Inc.	38,352	2,617,140
	Southside Bancshares, Inc.	140,554	4,642,499
	Southstate Bank Corp.	1,095,473	106,994,848
#	SR Bancorp, Inc.	21,050	406,476
	Stellar Bancorp, Inc.	538,730	20,234,699
#*††	Sterling Bancorp, Inc.	224,071	0
	Stewart Information Services Corp.	226,499	15,852,665
*	Summit State Bank	10,197	140,209
*	Texas Capital Bancshares, Inc.	619,014	62,334,710
*	Third Coast Bancshares, Inc.	124,042	4,631,728
	Timberland Bancorp, Inc.	124,505	4,965,259
	Tiptree, Inc.	259,568	4,474,952
	Tompkins Financial Corp.	37,281	3,141,670
	Towne Bank	929,769	33,062,586
	TriCo Bancshares	248,746	12,504,461
	TrustCo Bank Corp.	250,229	11,910,900
	Trustmark Corp.	784,053	34,788,432
	UMB Financial Corp.	363,284	45,835,542
*††	Unico American Corp.	99,017	1,287
	United Bancshares, Inc.	6,413	241,578
	United Bankshares, Inc.	1,812,146	79,390,116
	United Community Banks, Inc.	1,481,873	49,390,827
	United Fire Group, Inc.	316,007	12,741,402
	Unity Bancorp, Inc.	49,468	2,586,187
		Shares	Value†
FINANCIALS — (Continued)
	Univest Financial Corp.	415,476	$15,783,933
	Unum Group	181,226	14,566,946
#	Valley National Bancorp	6,837,746	92,788,213
#*	Velocity Financial, Inc.	42,229	814,597
	Virtus Investment Partners, Inc.	5,258	765,302
	Voya Financial, Inc.	119,176	9,767,665
	WaFd, Inc.	1,096,927	38,831,216
	Walker & Dunlop, Inc.	100,186	5,044,365
	Washington Trust Bancorp, Inc.	173,511	5,453,451
	Waterstone Financial, Inc.	270,141	4,867,941
	Webster Financial Corp.	1,833,045	132,639,136
	WesBanco, Inc.	1,312,595	45,127,016
	Westamerica BanCorp	31,506	1,727,159
	Western Alliance Bancorp	680,707	55,504,849
	Western New England Bancorp, Inc.	346,403	4,832,322
	Westwood Holdings Group, Inc.	5,487	90,206
	White Mountains Insurance Group Ltd.	33,215	74,135,548
	Wintrust Financial Corp.	472,568	71,154,564
	WSFS Financial Corp.	711,916	51,236,595
	WVS Financial Corp.	1,740	24,708
	Zions Bancorp NA	1,631,104	103,444,616
TOTAL FINANCIALS			5,075,458,666
HEALTH CARE — (6.2%)
#*	Acadia Healthcare Co., Inc.	797,759	20,657,969
*	Accendra Health, Inc.	647,673	2,402,867
	Acme United Corp.	27,459	1,119,229
*	AdaptHealth Corp.	1,590,182	20,847,286
*	Addus HomeCare Corp.	56,470	5,471,378
*	American Shared Hospital Services	118,315	171,557
*	AMN Healthcare Services, Inc.	49,174	1,006,592
#*	Amphastar Pharmaceuticals, Inc.	460,404	10,110,472
48

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Anika Therapeutics, Inc.	56,792	$707,060
*	Assertio Holdings, Inc.	2,767	50,996
#*	Astrana Health, Inc.	145,573	4,969,862
*	Avanos Medical, Inc.	650,032	16,003,788
#*	Avantor, Inc.	5,604,883	45,399,552
*	Azenta, Inc.	725,004	17,813,348
#	Baxter International, Inc.	1,357,844	23,870,898
*	BioMarin Pharmaceutical, Inc.	739,802	39,882,726
#*	Bio-Rad Laboratories, Inc., Class A	290,646	81,415,757
*	Black Diamond Therapeutics, Inc.	251,483	666,430
*	CareCloud, Inc.	43,136	130,271
*	CareDx, Inc.	42,771	890,064
*	Castle Biosciences, Inc.	66,458	1,627,556
#*	Certara, Inc.	2,024,338	12,409,192
*	Charles River Laboratories International, Inc.	135,936	22,697,234
	CONMED Corp.	401,770	14,728,888
*	Cross Country Healthcare, Inc.	295,172	2,987,141
*	Elanco Animal Health, Inc.	6,565,758	146,876,006
*	Emergent BioSolutions, Inc.	583,039	4,798,411
#*	Enovis Corp.	728,122	17,067,180
*	Entrada Therapeutics, Inc.	52,553	709,465
*	Envista Holdings Corp.	2,235,061	57,977,482
*	Evolent Health, Inc., Class A	269,985	1,012,444
*	FONAR Corp.	56,723	1,073,766
*	Fortrea Holdings, Inc.	103,760	1,193,240
*	Fulgent Genetics, Inc.	21,203	322,074
#*	GoodRx Holdings, Inc., Class A	354,642	836,955
*	Harmony Biosciences Holdings, Inc.	174,164	5,444,367
	HealthStream, Inc.	139,138	2,888,505
*	ICON PLC	176,749	20,914,709
*	ICU Medical, Inc.	179,692	21,419,286
*	Innoviva, Inc.	974,640	22,406,974
*	Integer Holdings Corp.	270,733	23,962,578
*	Integra LifeSciences Holdings Corp.	382,060	4,026,912
		Shares	Value†
HEALTH CARE — (Continued)
*	Jazz Pharmaceuticals PLC	240,798	$48,886,810
*	Keros Therapeutics, Inc.	114,918	1,277,888
*	Kewaunee Scientific Corp.	43,086	1,594,613
*	LENSAR, Inc.	1,627	8,509
*	LifeStance Health Group, Inc.	1,806,652	13,676,356
*	LivaNova PLC	7,970	478,997
*	MiMedx Group, Inc.	7,391	24,834
*	Molina Healthcare, Inc.	166,198	32,345,455
	National HealthCare Corp.	203,655	35,291,375
*	Neogen Corp.	2,534,754	23,826,688
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc. (2200963D US)	2,029	0
*»	OmniAb, Inc. (2200964D US)	2,029	0
*	Omnicell, Inc.	624,674	25,873,997
*	OptimizeRx Corp.	144,211	898,435
*	OraSure Technologies, Inc.	689,647	2,096,527
*	Organogenesis Holdings, Inc.	174,898	411,010
*	OrthoPediatrics Corp.	35,762	538,576
*	Pacira BioSciences, Inc.	570,177	14,533,812
*††	PDL BioPharma, Inc.	1,226,353	367,906
*	Pediatrix Medical Group, Inc.	532,545	11,987,588
	Perrigo Co. PLC	1,724,139	20,413,806
*	Prestige Consumer Healthcare, Inc.	589,109	33,178,619
*	Puma Biotechnology, Inc.	142,253	1,068,320
*	Q32 Bio, Inc.	600	3,360
#*	QuidelOrtho Corp.	866,064	10,652,587
#	Revvity, Inc.	590,979	51,190,601
	Select Medical Holdings Corp.	816,805	13,403,770
*	Sensus Healthcare, Inc.	57,441	228,041
	SIGA Technologies, Inc.	114,502	526,709
*	Simulations Plus, Inc.	16,341	231,552
*	Supernus Pharmaceuticals, Inc.	35,036	1,681,728
#*	Surgery Partners, Inc.	1,603,036	22,490,595
*	Tactile Systems Technology, Inc.	194,030	4,466,571
49

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Teladoc Health, Inc.	2,269,307	$13,752,000
	Teleflex, Inc.	203,542	25,220,889
*	TruBridge, Inc.	70,926	1,822,798
	Universal Health Services, Inc., Class B	125,743	21,158,775
	Utah Medical Products, Inc.	34,258	2,241,158
*	Vanda Pharmaceuticals, Inc.	333,667	2,369,036
*	Varex Imaging Corp.	383,663	4,469,674
*	Veracyte, Inc.	19,054	627,258
	Viatris, Inc.	5,406,310	80,770,271
*	Voyager Therapeutics, Inc.	20,651	77,028
*	Waystar Holding Corp.	324,285	6,931,592
TOTAL HEALTH CARE			1,214,064,581
INDUSTRIALS — (14.6%)
*	AAR Corp.	192,669	21,264,878
	ABM Industries, Inc.	927,823	37,855,178
#	ACCO Brands Corp.	884,668	2,839,784
	Aebi Schmidt Holding AG	167,521	1,946,594
*	AerSale Corp.	375,431	2,522,896
	AGCO Corp.	733,356	88,750,743
*	Air Industries Group	7,084	22,385
	Alamo Group, Inc.	29,408	5,100,524
#*	Alaska Air Group, Inc.	1,508,671	59,004,123
	Alight, Inc., Class A	5,352,941	4,429,023
*	Allegiant Travel Co.	124,152	9,390,857
*	Amentum Holdings, Inc.	249,811	6,552,543
#*	Ameresco, Inc., Class A	258,436	7,647,121
*	American Woodmark Corp.	243,303	10,627,475
	Apogee Enterprises, Inc.	127,833	4,653,121
#	ArcBest Corp.	320,247	40,853,910
	Arcosa, Inc.	605,317	76,554,441
	Astec Industries, Inc.	320,216	20,820,444
*	Asure Software, Inc.	178,736	1,617,561
	Atkore, Inc.	213,122	16,655,484
*	Avalon Holdings Corp., Class A	10,149	25,728
	BGSF, Inc.	7,574	43,096
*	BlueLinx Holdings, Inc.	115,751	6,130,173
	Boise Cascade Co.	467,251	37,038,987
*	Bowman Consulting Group Ltd.	46,433	1,465,426
		Shares	Value†
INDUSTRIALS — (Continued)
*	BrightView Holdings, Inc.	1,262,525	$15,024,048
*	Broadwind, Inc.	53,237	141,610
*	Builders FirstSource, Inc.	8,526	674,321
*	Cadeler AS (CDLR US), ADR	4,052	112,159
	Chicago Rivet & Machine Co.	27,374	312,064
*	Civeo Corp.	136,761	4,362,676
#*	Clarivate PLC	4,942,526	14,185,050
	CNH Industrial NV	47,910	513,116
	Columbus McKinnon Corp.	328,410	5,073,935
*	Commercial Vehicle Group, Inc.	3,609	15,086
	CompX International, Inc.	65,184	1,516,832
#	Concentrix Corp.	715,201	17,036,088
*	Concrete Pumping Holdings, Inc.	483,709	3,830,975
*	Conduent, Inc.	1,607,090	2,748,124
	Copa Holdings SA, Class A	255,609	29,568,849
*	Costamare Bulkers Holdings Ltd.	352,505	6,091,286
#	Costamare, Inc.	1,765,828	29,348,061
	Covenant Logistics Group, Inc.	282,734	9,856,107
*	Custom Truck One Source, Inc.	1,043,836	10,281,785
#	Deluxe Corp.	604,058	18,816,407
*	Distribution Solutions Group, Inc.	21,354	577,839
*	DLH Holdings Corp.	20,847	121,330
*	DNOW, Inc.	1,946,761	26,261,806
	Eastern Co.	93,243	2,038,292
	EnerSys	62,291	13,284,179
	Ennis, Inc.	545,428	11,388,537
*	Enviri Corp.	124,908	2,459,439
	EVI Industries, Inc.	537	9,972
#*	First Advantage Corp.	338,089	4,314,016
*	Fluor Corp.	104,269	5,562,751
#*	Forrester Research, Inc.	41,356	260,129
	Fortune Brands Innovations, Inc.	6,685	271,010
*	Gates Industrial Corp. PLC	3,422,148	87,641,210
	GATX Corp.	188,144	36,861,173
	Genco Shipping & Trading Ltd.	644,187	15,615,093
*	Gencor Industries, Inc.	171,278	2,548,617
50

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gibraltar Industries, Inc.	295,579	$11,536,448
	Greenbrier Cos., Inc.	437,087	21,469,713
*	GXO Logistics, Inc.	1,051,157	60,052,599
*	Hayward Holdings, Inc.	308,599	4,632,071
	Heartland Express, Inc.	1,003,525	13,427,165
	Helios Technologies, Inc.	211,928	14,495,875
	Herc Holdings, Inc.	47,402	6,016,262
*	Hillman Solutions Corp.	2,148,032	17,527,941
	HNI Corp.	311,608	11,386,156
	Hub Group, Inc., Class A	952,985	41,769,333
*	Hudson Technologies, Inc.	509,044	3,186,615
	Huntington Ingalls Industries, Inc.	147,318	53,666,474
*	Hurco Cos., Inc.	108,611	1,820,320
	Hyster-Yale, Inc.	78,667	3,104,987
	ICF International, Inc.	203,369	14,573,423
	Insteel Industries, Inc.	197,212	5,163,010
	Interface, Inc.	276,079	7,697,083
*	Janus International Group, Inc.	719,797	3,742,944
*	JELD-WEN Holding, Inc.	438,435	600,656
#*	JetBlue Airways Corp.	4,463,344	20,776,866
	Kelly Services, Inc., Class A	473,891	4,625,176
	Kennametal, Inc.	1,107,524	42,872,254
*	Kirby Corp.	703,054	105,837,749
	Knight-Swift Transportation Holdings, Inc.	2,068,666	134,256,423
	Korn Ferry	598,646	39,774,040
*	L.B. Foster Co., Class A	160,670	4,918,109
	Lindsay Corp.	3,132	350,690
	LSI Industries, Inc.	89,288	2,170,591
	Luxfer Holdings PLC	171,887	2,586,899
#*	Lyft, Inc., Class A	768,568	10,875,237
#*	Manitowoc Co., Inc.	485,074	6,592,156
	ManpowerGroup, Inc.	499,207	15,110,996
	Marten Transport Ltd.	1,202,018	18,126,431
#*	Masterbrand, Inc.	1,785,914	16,037,508
#	Matson, Inc.	446,440	77,872,529
	Maximus, Inc.	10,109	663,353
*	Mayville Engineering Co., Inc.	172,500	3,934,725
	McGrath RentCorp	13,218	1,461,250
		Shares	Value†
INDUSTRIALS — (Continued)
*	Microvast Holdings, Inc.	36,289	$70,038
*	Middleby Corp.	63,214	8,872,717
	Miller Industries, Inc.	155,364	7,455,918
	MillerKnoll, Inc.	937,217	15,070,449
*	Mistras Group, Inc.	394,072	7,440,079
*	Montrose Environmental Group, Inc.	55,030	1,158,382
	National Presto Industries, Inc.	38,706	5,412,647
	NL Industries, Inc.	787,540	4,725,240
*	NPK International, Inc.	22,001	359,716
*	NWPX Infrastructure, Inc.	166,719	16,395,146
*	OPENLANE, Inc.	1,272,304	40,001,238
*	Orion Group Holdings, Inc.	212,345	2,892,139
	Oshkosh Corp.	700,141	109,432,038
	Owens Corning	228,051	28,127,810
*	PAMT Corp.	338,930	3,423,193
	Pangaea Logistics Solutions Ltd.	845,034	6,472,960
	Park-Ohio Holdings Corp.	182,847	5,293,421
*	Parsons Corp.	11,289	569,079
*	Perma-Pipe International Holdings, Inc.	45,918	1,502,896
#	Preformed Line Products Co.	9,783	3,250,402
*	Proto Labs, Inc.	257,695	16,701,213
	Quanex Building Products Corp.	543,065	10,828,716
*	Radiant Logistics, Inc.	628,787	5,288,099
	Regal Rexnord Corp.	194,972	41,924,829
*	Resideo Technologies, Inc.	1,275,807	52,780,136
#	Resources Connection, Inc.	306,712	1,300,459
	Rush Enterprises, Inc. (RUSHA US), Class A	421,311	31,189,653
	Rush Enterprises, Inc. (RUSHB US), Class B	497,988	36,283,406
	Ryder System, Inc.	190,749	48,406,374
	Schneider National, Inc., Class B	1,205,180	37,469,046
	Sensata Technologies Holding PLC	1,893,533	78,846,714
51

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Shoals Technologies Group, Inc., Class A	321,568	$2,553,250
*	SIFCO Industries, Inc.	49,091	797,729
*	SkyWest, Inc.	572,572	47,019,613
	Stanley Black & Decker, Inc.	1,100,280	85,997,885
*	Sun Country Airlines Holdings, Inc.	686,289	10,843,366
*	Sunrun, Inc.	1,317,323	16,769,522
	TaskUS, Inc., Class A	1,379	8,936
#	Tennant Co.	34,380	2,854,915
#	Terex Corp.	474,160	29,492,752
*	Thermon Group Holdings, Inc.	177,681	10,747,924
*	TIC Solutions, Inc.	317,107	2,898,358
	Timken Co.	512,542	56,835,782
*	Titan International, Inc.	872,327	6,647,132
*	Titan Machinery, Inc.	370,910	7,755,728
*	Transcat, Inc.	10,353	787,863
	Trinity Industries, Inc.	965,558	31,486,846
*	TrueBlue, Inc.	53,706	294,846
#*	TTEC Holdings, Inc.	110,118	320,443
	Twin Disc, Inc.	106,033	1,751,665
	UFP Industries, Inc.	194,531	17,408,579
#*	U-Haul Holding Co. (UHAL US)	110,041	5,651,706
	U-Haul Holding Co. (UHAL/B US)	314,651	15,005,706
*	Ultralife Corp.	202,962	1,400,438
	UniFirst Corp.	79,530	20,320,710
	Universal Logistics Holdings, Inc.	69,389	1,670,887
*	Upwork, Inc.	47,885	495,610
*	V2X, Inc.	284,644	19,301,710
#*	Vestis Corp.	499,549	4,855,616
#	Virco Mfg. Corp.	78,016	472,777
*	VirTra, Inc.	100,556	448,480
	Wabash National Corp.	102,302	889,004
	Werner Enterprises, Inc.	834,678	30,774,578
	WESCO International, Inc.	354,676	123,824,485
	Willis Lease Finance Corp.	194,952	37,849,931
TOTAL INDUSTRIALS			2,872,427,449
INFORMATION TECHNOLOGY — (6.8%)
*	8x8, Inc.	37,485	71,971
*	ACM Research, Inc., Class A	9,886	511,007
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Alithya Group, Inc., Class A	85,652	$85,643
*	Alpha & Omega Semiconductor Ltd.	422,202	18,336,233
	Amdocs Ltd.	142,477	9,213,988
	Amkor Technology, Inc.	960,055	66,963,836
*	Amtech Systems, Inc.	71,781	1,249,707
*	Arrow Electronics, Inc.	695,505	130,636,704
*	AstroNova, Inc.	161,978	2,202,901
*	Aviat Networks, Inc.	58,827	1,348,903
	Avnet, Inc.	1,686,327	139,138,841
*	Aware, Inc.	332,328	385,500
	Benchmark Electronics, Inc.	619,848	50,858,528
#*	Bill Holdings, Inc.	772,731	29,363,778
*	CCC Intelligent Solutions Holdings, Inc.	2,423,911	12,701,294
*	Cerence, Inc.	73,760	671,216
#*	Cleanspark, Inc.	3,323,888	41,648,317
#*	Clearfield, Inc.	37,907	1,095,133
*	Cohu, Inc.	120,590	5,709,937
*	Comtech Telecommunications Corp.	58,769	206,867
*	Corsair Gaming, Inc.	486,742	3,304,978
	Crane NXT Co.	109,345	4,885,535
	CSP, Inc.	107,395	997,700
#*	Daily Journal Corp.	6,429	3,399,398
*	Diebold Nixdorf, Inc.	158,571	12,179,839
*	Digi International, Inc.	197,934	11,092,221
*	Digital Turbine, Inc.	202,362	714,338
*	Diodes, Inc.	544,841	58,379,713
*	DXC Technology Co.	2,359,039	26,704,322
#*	Eastman Kodak Co.	243,291	3,243,069
#*	EPAM Systems, Inc.	222,451	25,310,475
	ePlus, Inc.	202,218	17,125,842
*	Everforth, Inc.	354,652	7,483,157
*	Five9, Inc.	501,586	8,627,279
#*	Globant SA	21,489	885,991
*	Grid Dynamics Holdings, Inc.	67,339	383,159
*	I3 Verticals, Inc., Class A	80,235	1,809,299
	Information Services Group, Inc.	8,346	34,052
*	Insight Enterprises, Inc.	44,431	3,239,020
*	inTEST Corp.	15,618	291,900
*	IPG Photonics Corp.	213,357	25,372,414
*	Itron, Inc.	4,794	401,737
*	Key Tronic Corp.	214,941	610,432
52

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Kimball Electronics, Inc.	427,651	$11,550,854
*	Knowles Corp.	1,041,442	32,482,576
*	KVH Industries, Inc.	63,177	574,911
*	Kyndryl Holdings, Inc.	200,822	2,775,360
*	LiveRamp Holdings, Inc.	273,193	7,985,431
	Methode Electronics, Inc.	366,333	2,937,991
*	Mitek Systems, Inc.	24,059	335,864
*	N-able, Inc.	900,347	4,663,797
*	nCino, Inc.	440,454	7,699,136
#*	NCR Voyix Corp.	1,443,451	9,945,377
*	NETGEAR, Inc.	227,478	5,748,369
*	NetScout Systems, Inc.	965,443	32,535,429
*	Okta, Inc.	60,753	4,474,458
	OneSpan, Inc.	285,395	3,304,874
	PC Connection, Inc.	328,821	20,959,051
#*	Penguin Solutions, Inc.	185,714	5,647,563
*	Photronics, Inc.	685,155	33,901,469
#*	Powerfleet, Inc. NJ	1,188,360	3,826,519
*	Qorvo, Inc.	220,386	20,764,769
	Ralliant Corp.	88,193	4,007,490
*	Ribbon Communications, Inc.	996,022	2,629,498
#	Richardson Electronics Ltd.	241,374	3,475,786
*	Rogers Corp.	191,450	25,989,338
*	Sanmina Corp.	241,675	52,641,649
*	ScanSource, Inc.	369,244	15,183,313
#*††	Silicon Graphics, Inc.	289,563	0
#	Skyworks Solutions, Inc.	1,404,395	98,546,397
*	SPS Commerce, Inc.	31,050	1,742,526
	TD SYNNEX Corp.	277,575	63,337,064
*	TransAct Technologies, Inc.	81,179	270,326
*	Trio-Tech International	104,025	1,463,632
*	Turtle Beach Corp.	63,421	730,610
#*	Viasat, Inc.	964,791	63,589,375
	Vishay Intertechnology, Inc.	1,741,053	50,438,305
*	Vishay Precision Group, Inc.	120,394	7,274,205
#	Xerox Holdings Corp.	1,433,383	3,225,112
*	Xperi, Inc.	180,662	1,208,629
TOTAL INFORMATION TECHNOLOGY			1,336,743,227
		Shares	Value†
MATERIALS — (5.8%)
#	AdvanSix, Inc.	327,153	$8,067,593
	Alcoa Corp.	1,512,193	96,462,791
#*	Alpha Metallurgical Resources, Inc.	157,975	29,454,439
*	Alto Ingredients, Inc.	42,738	235,914
*	American Vanguard Corp.	254,286	732,344
*	Arq, Inc.	105,907	240,409
*	Ascent Industries Co.	50,488	735,610
	Ashland, Inc.	573,468	30,542,906
#*	Aspen Aerogels, Inc.	63,700	236,327
	Avient Corp.	1,144,874	42,451,928
	Cabot Corp.	8,374	644,463
#	Caledonia Mining Corp. PLC	64,255	1,471,439
	Celanese Corp.	298,654	20,236,795
*	Clearwater Paper Corp.	225,323	3,089,178
*	Cleveland-Cliffs, Inc.	2,331,532	23,781,626
	Commercial Metals Co.	1,582,984	109,162,577
*	Core Molding Technologies, Inc.	125,809	3,390,553
	Eastman Chemical Co.	1,146,219	83,777,147
*	Ecovyst, Inc.	1,514,903	21,481,325
	Element Solutions, Inc.	1,111,250	47,328,137
	Ferroglobe PLC	273,106	1,267,212
	Fortitude Gold Corp.	40,459	200,272
	Friedman Industries, Inc.	164,384	3,384,667
#	Graphic Packaging Holding Co.	1,501,263	14,307,036
	Greif, Inc. (GEF US), Class A	541,389	35,320,218
	Greif, Inc. (GEF/B US), Class B	29,116	2,336,268
	HB Fuller Co.	424,690	25,702,239
	Huntsman Corp.	2,415,291	34,707,732
	Innospec, Inc.	185,977	14,182,606
*	Intrepid Potash, Inc.	188,241	7,448,696
	Kaiser Aluminum Corp.	89,420	15,239,851
	Koppers Holdings, Inc.	268,544	10,964,651
#	Kronos Worldwide, Inc.	653,137	4,859,339
*	LSB Industries, Inc.	300,286	4,474,261
*	Magnera Corp.	81,506	813,430
	Materion Corp.	2,750	505,477
	Mativ Holdings, Inc.	402,488	3,735,089
	Mercer International, Inc.	397,644	445,361
53

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Metallus, Inc.	637,342	$12,262,460
	Minerals Technologies, Inc.	454,463	32,694,068
	Mosaic Co.	3,416,879	79,510,774
	Myers Industries, Inc.	200,274	4,127,647
	Nexa Resources SA	206,642	3,122,361
	Northern Technologies International Corp.	1,810	14,480
#*	O-I Glass, Inc.	2,101,526	19,144,902
	Olin Corp.	1,231,241	35,065,744
	Orion SA	422,057	3,173,869
*	Perimeter Solutions, Inc.	729,202	22,094,821
	Quaker Chemical Corp.	141,604	19,242,568
#*	Ramaco Resources, Inc. (METC US), Class A	277,299	4,117,890
*	Ranpak Holdings Corp.	1,055,422	5,372,098
*	Rayonier Advanced Materials, Inc.	872,632	8,281,278
††	Resolute Forest Products, Inc.	1,372,760	365,566
	Ryerson Holding Corp.	690,442	19,132,148
#	Silgan Holdings, Inc.	660,370	26,778,003
#	Sonoco Products Co.	748,651	37,402,604
	Stepan Co.	166,052	8,307,582
	SunCoke Energy, Inc.	1,231,652	8,399,867
	Sylvamo Corp.	81,373	3,477,068
*	Tredegar Corp.	58,583	562,397
	TriMas Corp.	435,819	16,134,019
	Tronox Holdings PLC	1,167,904	11,667,361
#	Warrior Met Coal, Inc.	167,804	15,077,189
*»	Webco Industries, Inc.	4,296	1,116,960
#	Westlake Corp.	232,658	26,820,814
	Worthington Steel, Inc.	398,945	15,331,456
TOTAL MATERIALS			1,142,215,900
REAL ESTATE — (0.7%)
*	AMREP Corp.	21,379	588,991
*	Compass, Inc., Class A	857,949	6,494,674
*	Cushman & Wakefield Ltd.	2,975,419	41,774,883
*	Five Point Holdings LLC, Class A	210,353	1,047,558
*	Forestar Group, Inc.	667,374	18,859,989
*	FRP Holdings, Inc.	215,651	4,530,828
		Shares	Value†
REAL ESTATE — (Continued)
*	Howard Hughes Holdings, Inc.	564,039	$35,122,709
*	Jones Lang LaSalle, Inc.	24,595	7,824,407
	Kennedy-Wilson Holdings, Inc.	173,396	1,890,016
	Marcus & Millichap, Inc.	185,415	5,152,683
*	RE/MAX Holdings, Inc., Class A	201,949	2,160,854
*	Seaport Entertainment Group, Inc.	83,249	1,855,620
#*	Stratus Properties, Inc.	102,900	3,113,754
#*	Tejon Ranch Co.	420,998	8,238,931
TOTAL REAL ESTATE			138,655,897
UTILITIES — (0.6%)
	Genie Energy Ltd., Class B	2,893	40,415
#	MDU Resources Group, Inc.	2,440,792	54,991,044
	New Jersey Resources Corp.	738,347	41,576,320
	Ormat Technologies, Inc.	200,088	22,990,111
TOTAL UTILITIES			119,597,890
TOTAL COMMON STOCKS			18,537,534,945
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*»	Xerox Holdings Corp. Warrants 02/14/2028	549,895	101,401
TOTAL RIGHTS/WARRANTS			101,401

MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	171,656,952	171,656,952
TOTAL INVESTMENT SECURITIES (Cost $13,458,390,998)			18,709,293,298
54

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.6%)
@§	The DFA Short Term Investment Fund	77,382,836	$894,932,496
TOTAL INVESTMENTS — (100.0%)
(Cost $14,353,390,530)			$19,604,225,794
As of April 30, 2026, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	472	06/18/26	$164,042,231	$170,952,500	$6,910,269
Total Futures Contracts			$164,042,231	$170,952,500	$6,910,269
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$508,820,738	$560,956	—	$509,381,694
Consumer Discretionary	2,609,265,577	1,003,276	—	2,610,268,853
Consumer Staples	1,026,373,505	4,464,539	—	1,030,838,044
Energy	2,487,882,744	—	—	2,487,882,744
Financials	5,075,286,795	170,584	$1,287	5,075,458,666
Health Care	1,213,696,675	—	367,906	1,214,064,581
Industrials	2,872,427,449	—	—	2,872,427,449
Information Technology	1,336,743,227	—	—	1,336,743,227
Materials	1,140,733,374	1,116,960	365,566	1,142,215,900
Real Estate	138,655,897	—	—	138,655,897
Utilities	119,597,890	—	—	119,597,890
Rights/Warrants
Information Technology	—	101,401	—	101,401
Securities Lending Collateral	—	894,932,496	—	894,932,496
Money Market Funds	171,656,952	—	—	171,656,952
Total Investments in Securities	$18,701,140,823	$902,350,212	$734,759˂˃	$19,604,225,794
Financial Instruments
Assets
Futures Contracts**	6,910,269	—	—	6,910,269
Total Financial Instruments	$6,910,269	—	—	$6,910,269
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
55

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (8.8%)
	Alphabet, Inc. (GOOG US), Class C	2,327,688	$889,037,155
	Alphabet, Inc. (GOOGL US), Class A	2,632,427	1,012,957,910
*	AMC Global Media, Inc.	39,472	335,117
*	Angi, Inc.	5,509	40,436
*	Anterix, Inc.	14,703	710,449
#	Array Digital Infrastructure, Inc.	47,023	2,336,573
#*	AST SpaceMobile, Inc.	74,344	5,494,022
	AT&T, Inc.	4,606,402	120,365,284
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	10,949	579,421
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	40,796	2,015,730
	ATN International, Inc.	17,342	484,362
*	Bandwidth, Inc., Class A	31,963	1,176,558
*	Boston Omaha Corp., Class A	1,260	15,145
#*	Cable One, Inc.	5,611	513,350
#*	Cargurus, Inc.	101,511	3,701,091
#*	Cars.com, Inc.	57,729	634,442
#*	Charter Communications, Inc., Class A	112,824	18,635,140
#	Cinemark Holdings, Inc.	163,217	4,818,166
	Comcast Corp., Class A	2,365,267	63,956,820
*	comScore, Inc.	1,325	9,633
*	Creative Realities, Inc.	3,174	11,585
	CuriosityStream, Inc.	16,612	52,328
*	DHI Group, Inc.	765,897	1,830,494
	Entravision Communications Corp., Class A	95,060	358,376
*	EverQuote, Inc., Class A	30,268	436,465
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	EW Scripps Co., Class A	103,774	$497,077
	Fox Corp. (FOX US), Class B	208,363	11,880,858
	Fox Corp. (FOXA US), Class A	256,406	16,279,217
*	Gaia, Inc.	5,400	16,902
*	GCI Liberty, Inc. (GLBKV US), Class C	33,895	1,160,904
*	GCI Liberty, Inc. (GLIBA US), Class A	2,310	80,527
	Gray Media, Inc. GTN US	92,333	520,758
	Gray Media, Inc. GTNA US, Class A	600	6,420
	IDT Corp., Class B	86,610	4,343,492
*	IMAX Corp.	46,190	1,756,144
#	Iridium Communications, Inc.	116,764	4,561,970
*	IZEA Worldwide, Inc.	12	49
	John Wiley & Sons, Inc. (WLY US), Class A	50,985	2,086,816
*	Liberty Broadband Corp. (LBRDA US), Class A	11,551	443,905
*	Liberty Broadband Corp. (LBRDK US), Class C	95,567	3,678,374
#*	Liberty Global Ltd. (LBTYA US), Class A	178,028	2,061,564
*	Liberty Global Ltd. (LBTYK US), Class C	159,252	1,805,918
*	Liberty Latin America Ltd. (LILA US), Class A	42,770	347,292
*	Liberty Latin America Ltd. (LILAK US), Class C	211,882	1,760,739
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	647	51,242
56

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	174,666	$15,012,543
*	Lionsgate Studios Corp.	412,437	5,130,716
#*	Live Nation Entertainment, Inc.	137,501	21,716,908
*	Lumen Technologies, Inc.	672,505	5,944,944
*	Madison Square Garden Entertainment Corp.	33,318	2,229,641
#*	Magnite, Inc.	303,286	3,886,610
	Marcus Corp.	27,823	490,241
	Match Group, Inc.	168,807	6,316,758
*	MediaAlpha, Inc., Class A	5,100	43,401
	Meta Platforms, Inc., Class A	1,124,277	687,956,339
*	Netflix, Inc.	1,701,090	159,239,035
	New York Times Co., Class A	194,609	15,379,949
#	News Corp. (NWS US), Class B	207,046	6,310,762
	News Corp. (NWSA US), Class A	389,294	10,246,218
	Nexstar Media Group, Inc.	87,453	18,202,467
*»	Old Market Capital Corp.	9,421	39,568
#	Omnicom Group, Inc.	406,908	31,217,982
#	Paramount Skydance Corp., Class B	40,084	410,460
*	Pinterest, Inc., Class A	88,608	1,742,033
*	PodcastOne, Inc.	4,284	14,608
*	PubMatic, Inc., Class A	30,697	300,217
*	QuinStreet, Inc.	44,573	568,752
*	Reddit, Inc., Class A	69,434	10,222,768
*	Reservoir Media, Inc.	17,019	171,211
*	ROBLOX Corp., Class A	57,762	3,191,928
*	Roku, Inc.	90,562	10,555,907
	Saga Communications, Inc., Class A	14,867	167,700
#	Scholastic Corp.	23,240	937,966
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shenandoah Telecommunications Co.	55,645	$875,296
	Shutterstock, Inc.	5,361	86,687
#	Sinclair, Inc.	57,932	900,843
#	Sirius XM Holdings, Inc.	159,456	4,295,745
#*	Sphere Entertainment Co.	43,336	6,173,213
	Spok Holdings, Inc.	25,624	273,921
*	Spotify Technology SA	34,542	15,424,730
#*	Stagwell, Inc.	196,716	1,233,409
*	Starz Entertainment Corp.	32,307	592,510
*	Take-Two Interactive Software, Inc.	81,902	17,507,372
*	TechTarget, Inc.	14,437	82,868
	Telephone & Data Systems, Inc.	146,647	6,607,914
#	TKO Group Holdings, Inc.	63,386	11,795,501
	T-Mobile U.S., Inc.	331,924	64,891,142
	Townsquare Media, Inc., Class A	16,081	103,883
*	Trade Desk, Inc., Class A	116,284	2,743,140
*	Travelzoo	36,971	361,946
#*	USA TODAY Co., Inc.	190,470	1,377,098
	Verizon Communications, Inc.	3,129,344	150,302,392
*	Versant Media Group, Inc.	94,610	3,802,376
	Walt Disney Co.	840,007	87,150,726
*	Warner Bros Discovery, Inc.	1,069,644	28,933,870
	Warner Music Group Corp., Class A	38,622	1,091,844
*	Yelp, Inc.	13,445	371,082
	Zedge, Inc., Class B	7,377	24,565
*	Ziff Davis, Inc.	37,335	1,708,450
*	ZoomInfo Technologies, Inc.	74,149	463,431
TOTAL COMMUNICATION SERVICES			3,610,669,806
CONSUMER DISCRETIONARY — (9.5%)
#*	1-800-Flowers.com, Inc., Class A	45,450	160,893
*	1stdibs.com, Inc.	7,657	35,452
*	Abercrombie & Fitch Co., Class A	114,729	9,792,120
57

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Academy Sports & Outdoors, Inc.	65,054	$3,567,561
#	Acushnet Holdings Corp.	122,824	11,891,820
*	Adient PLC	86,863	1,828,466
	ADT, Inc.	829,071	6,242,905
#	Advance Auto Parts, Inc.	49,495	2,945,447
*	Airbnb, Inc., Class A	92,409	12,970,527
*	Amazon.com, Inc.	4,459,422	1,182,014,395
	AMCON Distributing Co.	565	50,200
	American Eagle Outfitters, Inc.	201,552	3,511,036
*	American Outdoor Brands, Inc.	21,010	197,704
*	American Public Education, Inc.	28,194	1,639,481
*	Aptiv PLC	188,534	11,361,059
	Aramark	326,700	14,926,923
	Arhaus, Inc.	22,655	167,647
*	Ark Restaurants Corp.	3,088	20,473
	Arko Corp.	125,207	826,366
*	Asbury Automotive Group, Inc.	28,081	5,719,819
#	Autoliv, Inc.	154,654	17,929,038
#*	AutoNation, Inc.	111,266	23,630,673
*	AutoZone, Inc.	8,138	30,143,396
	Bassett Furniture Industries, Inc.	10,823	157,799
	Bath & Body Works, Inc.	125,561	2,440,906
*	Beachbody Co., Inc.	1,315	19,672
*	Beazer Homes USA, Inc.	36,503	788,100
	Best Buy Co., Inc.	348,513	21,081,551
*	Biglari Holdings, Inc. (BH US), Class B	3,230	998,878
*	Biglari Holdings, Inc. (BH/A US), Class A	225	366,793
#*	Birkenstock Holding PLC	26,413	1,023,240
*	BJ's Restaurants, Inc.	22,891	879,014
	Bloomin' Brands, Inc.	5,400	32,940
	Booking Holdings, Inc.	322,200	54,245,592
#*	Boot Barn Holdings, Inc.	35,085	6,015,323
	BorgWarner, Inc.	237,914	13,553,961
*»	Bowl America, Inc.	1,576	0
#	Boyd Gaming Corp.	41,929	3,645,727
*	Bright Horizons Family Solutions, Inc.	59,337	4,812,824
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Brightstar Lottery PLC	41,102	$539,669
*	Brinker International, Inc.	63,587	9,680,485
	Brunswick Corp.	93,527	7,430,720
	Buckle, Inc.	76,103	4,232,088
#	Build-A-Bear Workshop, Inc.	23,649	873,594
#*	Burlington Stores, Inc.	40,639	13,004,886
*	Caesars Entertainment, Inc.	19,448	540,654
	Caleres, Inc.	15,915	208,487
*	Callaway Golf Co.	84,900	1,298,970
*	Capri Holdings Ltd.	7,151	139,516
*	CarMax, Inc.	133,418	5,244,662
	Carnival Corp.	618,942	16,408,152
	Carriage Services, Inc.	27,183	1,334,685
	Carter's, Inc.	33,511	1,210,417
#*	Carvana Co.	62,273	24,647,653
*	Cato Corp., Class A	18,389	52,776
#*	Cava Group, Inc.	36,967	3,453,087
*	Cavco Industries, Inc.	8,984	4,554,888
	Century Communities, Inc.	61,387	3,438,900
*	Champion Homes, Inc.	89,497	6,822,356
#	Cheesecake Factory, Inc.	106,271	6,681,258
*	Chewy, Inc., Class A	41,299	1,049,821
*	Chipotle Mexican Grill, Inc.	603,451	20,511,300
#	Choice Hotels International, Inc.	59,861	5,931,028
	Churchill Downs, Inc.	70,329	7,102,526
*	Citi Trends, Inc.	16,563	806,784
#	Columbia Sportswear Co.	76,287	4,647,404
*	Cooper-Standard Holdings, Inc.	8,732	262,571
*	Coupang, Inc.	106,967	2,137,201
#*	Coursera, Inc.	154,269	917,901
*	Covista, Inc.	64,357	7,415,214
#	Cracker Barrel Old Country Store, Inc.	7,279	227,978
	Cricut, Inc., Class A	2,400	10,344
*	Crocs, Inc.	36,817	3,754,598
	Dana, Inc.	213,167	7,769,937
#	Darden Restaurants, Inc.	145,476	29,176,667
*	Dauch Corp.	154,005	879,369
*	Dave & Buster's Entertainment, Inc.	7,498	84,502
58

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Deckers Outdoor Corp.	111,006	$11,344,813
#	Designer Brands, Inc., Class A	40,535	304,013
*	Destination XL Group, Inc.	48,406	29,881
#	Dick's Sporting Goods, Inc.	107,371	24,364,627
#	Dillard's, Inc., Class A	18,803	10,703,044
	Dine Brands Global, Inc.	6,418	178,292
#	Domino's Pizza, Inc.	20,519	6,964,559
*	DoorDash, Inc., Class A	121,607	20,509,021
*	Dorman Products, Inc.	34,770	3,911,973
	DR Horton, Inc.	237,364	36,520,825
*	Dream Finders Homes, Inc., Class A	10,820	157,972
*	Driven Brands Holdings, Inc.	22,843	309,980
*	Duluth Holdings, Inc., Class B	48,000	158,400
#*	Dutch Bros, Inc., Class A	73,166	4,207,777
	eBay, Inc.	524,539	54,279,296
*	El Pollo Loco Holdings, Inc.	39,924	539,772
*	Envela Corp.	974	17,152
#	Escalade, Inc.	23,144	432,793
	Ethan Allen Interiors, Inc.	26,814	572,211
*	Etsy, Inc.	81,667	5,254,455
	Expedia Group, Inc.	95,869	23,810,984
*	Figs, Inc., Class A	142,257	2,128,165
*	First Watch Restaurant Group, Inc.	33,993	445,988
*	Five Below, Inc.	84,265	19,857,890
	Flanigan's Enterprises, Inc.	1,100	35,321
	Flexsteel Industries, Inc.	9,882	546,475
#*	Floor & Decor Holdings, Inc., Class A	130,262	6,304,681
#*	Flutter Entertainment PLC	41,345	4,462,366
	Ford Motor Co.	2,900,670	35,040,094
*	Fox Factory Holding Corp.	38,267	679,239
*	Frontdoor, Inc.	84,489	5,798,480
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Full House Resorts, Inc.	1,684	$4,075
*	Funko, Inc., Class A	16,353	72,117
#*	GameStop Corp., Class A	116,461	2,905,702
#	Gap, Inc.	436,511	10,733,806
	Garmin Ltd.	151,480	38,042,687
	Garrett Motion, Inc.	149,908	3,839,144
	General Motors Co.	957,468	73,619,715
*	Genesco, Inc.	10,600	376,194
	Gentex Corp.	374,985	8,665,903
*	Gentherm, Inc.	35,554	1,070,175
	Genuine Parts Co.	141,647	15,188,808
#*	GigaCloud Technology, Inc., Class A	16,696	742,805
	G-III Apparel Group Ltd.	63,270	1,973,391
*	Global Business Travel Group I	40,485	237,242
	Gold.com, Inc.	31,709	1,432,930
*	Goodyear Tire & Rubber Co.	289,663	2,050,814
	Graham Holdings Co., Class B	5,557	6,237,788
*	Grand Canyon Education, Inc.	45,016	7,610,855
*	Green Brick Partners, Inc.	15,453	1,042,150
	Group 1 Automotive, Inc.	18,172	6,485,042
#*	Groupon, Inc.	20,736	294,659
	H&R Block, Inc.	203,394	6,453,692
	Hamilton Beach Brands Holding Co., Class A	16,447	342,262
#	Harley-Davidson, Inc.	79,354	1,895,767
	Hasbro, Inc.	144,527	13,851,468
	Haverty Furniture Cos., Inc. (HVT US)	20,619	456,505
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,608	36,180
*	Helen of Troy Ltd.	17,822	412,579
*	Hilton Grand Vacations, Inc.	94,898	4,457,359
	Hilton Worldwide Holdings, Inc.	165,906	53,765,157
*	Holley, Inc.	135,792	448,114
	Home Depot, Inc.	578,985	190,370,268
	Hooker Furnishings Corp.	20,322	246,912
59

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Hovnanian Enterprises, Inc., Class A	99	$11,132
#	Hyatt Hotels Corp., Class A	71,666	12,009,072
	Installed Building Products, Inc.	41,499	11,974,536
	JAKKS Pacific, Inc.	597	12,991
	Jerash Holdings U.S., Inc.	289	1,009
	Johnson Outdoors, Inc., Class A	10,775	567,088
#	KB Home	93,046	4,930,508
#	Kohl's Corp.	120,589	1,708,746
	Kontoor Brands, Inc.	70,150	5,146,204
*	Koss Corp.	1,917	8,301
*	Kura Sushi USA, Inc., Class A	2,896	159,483
#	Lakeland Industries, Inc.	18,776	190,952
*	Lands' End, Inc.	33,227	375,133
	Las Vegas Sands Corp.	210,432	11,491,692
*	Latham Group, Inc.	3,964	24,061
*	Laureate Education, Inc.	124,480	3,746,226
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	58,955	2,048,097
	LCI Industries	36,073	4,300,623
	Lear Corp.	81,316	10,337,703
*	Legacy Education, Inc.	1,094	11,870
*	Legacy Housing Corp.	7,534	163,865
	Lennar Corp. (LEN US), Class A	196,936	17,783,321
#	Lennar Corp. (LENB US), Class B	1,444	127,621
	Levi Strauss & Co., Class A	69,348	1,545,073
*	LGI Homes, Inc.	27,037	1,324,002
*	Liberty Live Holdings, Inc., Class A	20,487	1,868,619
*	Liberty Live Holdings, Inc., Class C	55,388	5,184,317
#*	Life Time Group Holdings, Inc.	157,668	4,227,079
	Lifetime Brands, Inc.	38,957	262,960
*	Lincoln Educational Services Corp.	36,397	1,497,373
*	Lindblad Expeditions Holdings, Inc.	27,326	506,351
#	Lithia Motors, Inc.	34,888	10,121,707
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	280,798	$8,867,601
*	Lovesac Co.	5,857	92,599
	Lowe's Cos., Inc.	276,221	65,958,813
#	Lucky Strike Entertainment Corp.	13,832	109,964
*	Lululemon Athletica, Inc.	68,218	9,393,619
*	M/I Homes, Inc.	799	105,061
	Macy's, Inc.	327,865	6,409,761
*	Malibu Boats, Inc., Class A	18,372	470,323
	Marine Products Corp.	25,388	201,073
*	MarineMax, Inc.	23,920	687,461
	Marriott International, Inc., Class A	161,751	58,503,719
#	Marriott Vacations Worldwide Corp.	31,473	2,266,371
*	MasterCraft Boat Holdings, Inc.	18,301	427,328
*	Mattel, Inc.	289,567	4,366,670
#	Matthews International Corp., Class A	32,339	922,955
	McDonald's Corp.	392,232	115,155,393
	Meritage Homes Corp.	84,408	5,684,035
#*	MGM Resorts International	252,492	9,832,038
*	Mister Car Wash, Inc.	39,116	276,941
#*	Mobileye Global, Inc., Class A	65,481	569,030
*	Mohawk Industries, Inc.	56,898	6,006,153
	Monarch Casino & Resort, Inc.	6,425	762,583
	Monro, Inc.	30,930	543,131
*	Motorcar Parts of America, Inc.	28,518	319,972
	Movado Group, Inc.	16,632	453,056
	Murphy USA, Inc.	22,910	13,471,080
	Nathan's Famous, Inc.	802	80,505
*	National Vision Holdings, Inc.	82,155	1,907,639
	Newell Brands, Inc.	142,255	580,400
	NIKE, Inc., Class B	589,004	26,128,217
*	Norwegian Cruise Line Holdings Ltd.	370,317	6,732,363
*	NVR, Inc.	3,739	23,615,038
#*	Ollie's Bargain Outlet Holdings, Inc.	106,876	9,245,843
	OneSpaWorld Holdings Ltd.	104,196	2,569,473
60

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	O'Reilly Automotive, Inc.	327,883	$32,591,570
#	Oxford Industries, Inc.	13,170	564,203
#	Papa John's International, Inc.	25,422	920,022
#	Patrick Industries, Inc.	48,770	4,535,610
*	Penn Entertainment, Inc.	105,198	1,836,757
	Penske Automotive Group, Inc.	88,865	15,242,125
	Perdoceo Education Corp.	103,628	3,517,134
*	Petco Health & Wellness Co., Inc.	35,253	100,119
	Phinia, Inc.	55,306	3,990,328
*	Planet Fitness, Inc., Class A	119,222	7,948,531
	Polaris, Inc.	41,249	2,733,571
	Pool Corp.	30,526	6,511,806
	PulteGroup, Inc.	279,190	34,161,688
*	Pursuit Attractions & Hospitality, Inc.	26,089	1,097,825
#	PVH Corp.	43,196	3,949,842
#*	QuantumScape Corp.	114,310	833,320
	Ralph Lauren Corp.	50,841	18,233,616
*	Rave Restaurant Group, Inc.	2,987	8,274
	RCI Hospitality Holdings, Inc.	8,400	210,168
*	Red Robin Gourmet Burgers, Inc.	3,789	13,262
	Red Rock Resorts, Inc., Class A	70,239	3,790,096
*	Revolve Group, Inc.	37,675	958,829
#*	RH	20,964	2,766,409
#*	Rivian Automotive, Inc., Class A	771,718	12,656,175
	Rocky Brands, Inc.	10,781	395,339
	Ross Stores, Inc.	263,702	60,068,679
#	Royal Caribbean Cruises Ltd.	152,911	40,331,805
*	Rush Street Interactive, Inc.	8,112	227,947
#*	Sally Beauty Holdings, Inc.	146,195	2,073,045
*	Savers Value Village, Inc.	17,885	151,128
	Service Corp. International	181,591	14,714,319
*	Shake Shack, Inc., Class A	23,220	2,379,121
#*	SharkNinja, Inc.	70,995	8,202,052
	Shoe Carnival, Inc.	40,321	746,745
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Signet Jewelers Ltd.	98,427	$8,762,956
	Smith & Wesson Brands, Inc.	55,082	855,974
*	Smith Douglas Homes Corp.	3,038	43,079
#*	Solid Power, Inc.	209,241	721,881
	Somnigroup International, Inc.	197,627	14,991,984
#	Sonic Automotive, Inc., Class A	55,401	4,362,829
*	Sonos, Inc.	75,539	1,120,243
	Standard Motor Products, Inc.	32,243	1,204,921
	Starbucks Corp.	564,034	59,409,701
#	Steven Madden Ltd.	80,755	3,033,158
*	Stitch Fix, Inc., Class A	117,549	427,878
*	Stoneridge, Inc.	26,748	187,236
	Strategic Education, Inc.	33,790	2,649,136
*	Strattec Security Corp.	5,148	387,438
*	Stride, Inc.	85,815	8,337,785
	Sturm Ruger & Co., Inc.	15,884	689,048
	Superior Group of Cos., Inc.	35,200	397,056
#*	Sweetgreen, Inc., Class A	77,830	535,470
*	Sypris Solutions, Inc.	3,523	11,732
	Tapestry, Inc.	331,711	48,111,363
*	Target Hospitality Corp.	4,802	69,821
*	Taylor Morrison Home Corp.	269,532	16,371,374
*	Tesla, Inc.	640,083	244,274,875
	Texas Roadhouse, Inc.	87,584	14,100,148
#	Thor Industries, Inc.	76,017	6,008,384
	TJX Cos., Inc.	642,660	100,736,955
	Toll Brothers, Inc.	207,662	29,517,077
*	TopBuild Corp.	40,386	17,878,882
	Tractor Supply Co.	347,602	12,200,830
	Travel & Leisure Co.	64,780	4,188,675
*	Ulta Beauty, Inc.	37,892	20,366,192
#*	Under Armour, Inc. (UA US), Class C	274,592	1,666,773
#*	Under Armour, Inc. (UAA US), Class A	161,603	1,016,483
*	Unifi, Inc.	11,371	41,390
#*	United Parks & Resorts, Inc.	91,852	3,237,783
*	Universal Technical Institute, Inc.	79,150	2,970,500
61

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Upbound Group, Inc.	63,148	$1,247,804
*	Urban Outfitters, Inc.	219,639	15,449,407
#	Vail Resorts, Inc.	36,055	4,585,475
#*	Valvoline, Inc.	149,632	4,972,271
*	Vera Bradley, Inc.	55,120	226,543
*	Versigent PLC	62,844	2,197,655
	VF Corp.	187,016	3,540,213
*	Victoria's Secret & Co.	95,899	4,970,445
*	Vince Holding Corp.	3,920	19,561
	Visteon Corp.	45,101	5,038,233
#*	Warby Parker, Inc., Class A	74,477	1,647,431
*	Wayfair, Inc., Class A	41,384	2,645,679
#	Wendy's Co.	309,341	2,153,013
	Weyco Group, Inc.	13,478	444,639
#	Whirlpool Corp.	14,134	792,352
	Williams-Sonoma, Inc.	107,468	19,474,276
#	Wingstop, Inc.	28,108	4,611,398
	Winmark Corp.	3,368	1,281,490
	Winnebago Industries, Inc.	41,820	1,363,750
	Wolverine World Wide, Inc.	76,578	1,303,358
	Wyndham Hotels & Resorts, Inc.	95,852	7,800,436
#	Wynn Resorts Ltd.	39,919	4,275,724
#*	XPEL, Inc.	16,307	776,539
#*	YETI Holdings, Inc.	74,490	2,939,375
	Yum! Brands, Inc.	172,077	27,472,093
*	Zumiez, Inc.	24,130	592,874
TOTAL CONSUMER DISCRETIONARY			3,928,906,000
CONSUMER STAPLES — (5.1%)
#	Albertsons Cos., Inc., Class A	451,081	7,600,715
	Alico, Inc.	16,449	684,443
	Altria Group, Inc.	776,338	56,400,956
	Andersons, Inc.	48,684	3,823,641
	Archer-Daniels-Midland Co.	91,340	6,808,484
	B&G Foods, Inc.	33,715	186,781
*	BellRing Brands, Inc.	87,978	1,566,008
#*	BJ's Wholesale Club Holdings, Inc.	191,460	17,976,179
*	Boston Beer Co., Inc. , Class A	7,646	1,812,408
*	Bridgford Foods Corp.	5,919	44,097
#	Brown-Forman Corp. (BF/A US), Class A	37,596	988,023
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Brown-Forman Corp. (BFB US), Class B	213,437	$5,500,272
	Bunge Global SA	176,791	22,464,832
	Calavo Growers, Inc.	24,934	702,141
#	Cal-Maine Foods, Inc.	66,768	5,158,496
#	Campbell's Co.	65,437	1,360,435
	Casey's General Stores, Inc.	42,662	35,074,563
*	Central Garden & Pet Co. (CENT US)	17,123	633,893
*	Central Garden & Pet Co. (CENTA US), Class A	69,782	2,341,884
*	Chefs' Warehouse, Inc.	46,827	3,633,775
	Church & Dwight Co., Inc.	166,995	16,208,535
	Clorox Co.	78,246	7,546,044
	Coca-Cola Co.	2,283,694	179,863,739
	Coca-Cola Consolidated, Inc.	97,631	20,021,189
	Coffee Holding Co., Inc.	2,931	13,629
	Colgate-Palmolive Co.	455,451	38,877,297
#	Conagra Brands, Inc.	152,525	2,188,734
	Constellation Brands, Inc., Class A	78,798	12,338,191
	Costco Wholesale Corp.	212,188	215,271,092
*	Coty, Inc., Class A	457,097	1,124,459
*	Darling Ingredients, Inc.	261,730	16,810,918
	Dole PLC	72,476	1,100,186
	Dollar General Corp.	164,008	19,005,247
*	Dollar Tree, Inc.	215,545	20,931,575
	Edgewell Personal Care Co.	2,749	61,990
#*	elf Beauty, Inc.	6,953	444,783
	Energizer Holdings, Inc.	6,376	124,842
	Estee Lauder Cos., Inc., Class A	102,773	7,883,717
#	Flowers Foods, Inc.	128,172	1,161,238
	Fresh Del Monte Produce, Inc.	78,215	3,276,426
*††	Fresh Market, Inc.	23,061	0
*	Freshpet, Inc.	36,564	2,463,682
#	General Mills, Inc.	367,807	12,987,265
*	Grocery Outlet Holding Corp.	2,258	17,861
#*	Herbalife Ltd.	79,461	1,319,053
	Hershey Co.	110,231	20,474,306
*	Honest Co., Inc.	69,951	244,829
62

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Hormel Foods Corp.	271,885	$5,837,371
	Ingles Markets, Inc., Class A	26,949	2,465,025
	Ingredion, Inc.	90,371	10,098,056
#	Interparfums, Inc.	36,905	3,366,474
	J&J Snack Foods Corp.	17,258	1,523,191
	J.M. Smucker Co.	91,204	8,940,728
	John B Sanfilippo & Son, Inc.	11,530	943,039
	Kenvue, Inc.	1,818,495	31,878,217
	Keurig Dr. Pepper, Inc.	577,443	16,976,824
#	Kimberly-Clark Corp.	171,507	16,881,434
	Kraft Heinz Co.	494,058	11,195,354
	Kroger Co.	1,272,898	86,646,167
#	Lamb Weston Holdings, Inc.	132,049	5,750,734
#	Lifevantage Corp.	11,327	57,201
*	Lifeway Foods, Inc.	13,678	367,118
	Limoneira Co.	17,416	221,706
*	Mama's Creations, Inc.	5,508	78,159
#*	Maplebear, Inc.	130,008	5,505,839
	Marzetti Co.	31,635	4,121,408
	McCormick & Co., Inc. (MKC US)	181,596	9,232,341
	McCormick & Co., Inc. (MKC/V US)	8,596	435,130
*	Medifast, Inc.	17,621	191,540
	MGP Ingredients, Inc.	20,325	405,281
#*	Mission Produce, Inc.	55,913	774,954
#	Molson Coors Beverage Co., Class B	148,123	6,330,777
	Mondelez International, Inc., Class A	577,565	35,485,594
*	Monster Beverage Corp.	277,021	21,350,008
*	National Beverage Corp.	84,979	2,907,981
*	Natural Alternatives International, Inc.	9,699	25,896
#	Natural Grocers by Vitamin Cottage, Inc.	39,765	1,151,594
	Natural Health Trends Corp.	3,504	10,932
*	Nature's Sunshine Products, Inc.	33,185	901,305
*	Niagen Bioscience, Inc.	32,903	155,631
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Nu Skin Enterprises, Inc., Class A	4,801	$35,047
	Oil-Dri Corp. of America	14,689	1,071,563
	PepsiCo, Inc.	964,758	152,904,495
*	Performance Food Group Co.	268,250	24,292,720
	Philip Morris International, Inc.	630,976	104,155,208
	Pilgrim's Pride Corp.	197,981	6,553,171
*	Post Holdings, Inc.	125,799	13,177,445
#	PriceSmart, Inc.	35,467	5,565,482
	Procter & Gamble Co.	1,487,937	218,860,653
	Reynolds Consumer Products, Inc.	105,464	2,211,580
	Seaboard Corp.	1,110	6,311,382
*	Seneca Foods Corp. (SENEA US), Class A	13,210	1,847,551
*»	Seneca Foods Corp. (SENEB US), Class B	1,662	231,068
*	Simply Good Foods Co.	88,330	1,180,972
	Smithfield Foods, Inc.	6,065	159,388
	Spectrum Brands Holdings, Inc.	33,630	2,777,838
#*	Sprouts Farmers Market, Inc.	167,727	13,728,455
	Sysco Corp.	342,238	25,568,601
	Target Corp.	313,994	40,740,722
#	Tootsie Roll Industries, Inc.	46,985	1,983,707
»	TreeHouse Foods, Inc.	48,535	93,673
	Turning Point Brands, Inc.	21,950	1,770,926
	Tyson Foods, Inc., Class A	211,919	13,577,650
*	U.S. Foods Holding Corp.	405,418	37,902,529
*	United Natural Foods, Inc.	87,661	4,384,803
	Universal Corp.	34,904	1,870,156
*	USANA Health Sciences, Inc.	18,998	361,912
#	Village Super Market, Inc., Class A	15,291	658,889
*	Vita Coco Co., Inc.	36,655	2,418,863
*	Vital Farms, Inc.	27,803	379,511
	Walmart, Inc.	2,591,562	341,904,775
	WD-40 Co.	13,608	2,857,136
63

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Weis Markets, Inc.	42,338	$2,971,281
TOTAL CONSUMER STAPLES			2,103,245,014
ENERGY — (5.3%)
*	Amplify Energy Corp.	52,686	337,190
	Antero Midstream Corp.	588,304	12,860,325
*	Antero Resources Corp.	340,017	13,349,067
	APA Corp.	325,290	13,249,062
	Archrock, Inc.	330,143	12,793,041
	Ardmore Shipping Corp.	58,551	1,037,524
	Baker Hughes Co.	588,091	40,972,300
	Bristow Group, Inc.	45,540	2,237,380
#	Cactus, Inc., Class A	55,066	3,068,278
#	California Resources Corp.	56,012	3,823,379
#*	Centrus Energy Corp., Class A	12,401	2,616,115
	Cheniere Energy, Inc.	144,055	39,607,922
	Chevron Corp.	1,438,383	278,053,818
	Chord Energy Corp. (CHRD US)	4,278	622,877
*	Clean Energy Fuels Corp.	163,682	376,469
#*	CNX Resources Corp.	318,040	12,374,936
#*	Comstock Resources, Inc.	190,465	3,317,900
*	Comstock, Inc.	42,061	137,960
	ConocoPhillips	1,253,618	157,680,072
#	Core Laboratories, Inc.	36,823	539,457
	Core Natural Resources, Inc.	33,961	3,047,660
	Coterra Energy, Inc.	1,038,240	37,283,198
	Crescent Energy Co., Class A	129,251	1,738,426
*	CVR Energy, Inc.	69,555	2,305,053
	Devon Energy Corp.	737,616	37,891,334
	DHT Holdings, Inc.	231,336	4,275,089
	Diamondback Energy, Inc.	164,391	33,803,721
	Dorian LPG Ltd.	69,716	2,687,552
*	Drilling Tools International Corp.	3,492	12,047
*	DT Midstream, Inc.	125,676	18,598,791
	Energy Services of America Corp.	14,777	251,209
	EOG Resources, Inc.	500,872	70,407,577
#	Epsilon Energy Ltd.	46,319	294,589
	EQT Corp.	472,024	28,359,202
		Shares	Value†
ENERGY — (Continued)
	Evolution Petroleum Corp.	54,901	$263,525
	Excelerate Energy, Inc., Class A	12,256	427,734
	Expand Energy Corp.	234,535	23,957,750
#*	Expro Group Holdings NV	122,229	2,225,790
	Exxon Mobil Corp.	3,214,620	496,112,305
*	Forum Energy Technologies, Inc.	11,962	752,051
	FutureFuel Corp.	6,867	34,198
*	Geospace Technologies Corp.	10,582	96,825
	Granite Ridge Resources, Inc.	3,091	18,639
#*	Green Plains, Inc.	86,095	1,496,331
*	Gulfport Energy Corp.	19,155	3,688,104
	Halliburton Co.	716,786	30,320,048
*	Helix Energy Solutions Group, Inc.	202,158	2,092,335
	Helmerich & Payne, Inc.	102,739	4,148,601
	HF Sinclair Corp.	236,974	15,927,023
*	Innovex International, Inc.	15,971	443,515
	International Seaways, Inc.	58,129	4,821,801
	Kinder Morgan, Inc.	1,165,002	38,293,616
#	Kinetik Holdings, Inc.	40,972	2,070,725
	Kodiak Gas Services, Inc.	82,210	5,573,838
	Liberty Energy, Inc.	206,786	6,987,299
	Magnolia Oil & Gas Corp., Class A	216,648	6,551,435
*	Mammoth Energy Services, Inc.	18,264	52,235
	Marathon Petroleum Corp.	249,562	61,963,749
	Matador Resources Co.	210,269	13,339,465
	Mexco Energy Corp.	3,224	31,789
	Murphy Oil Corp.	166,154	6,938,591
*	Nabors Industries Ltd.	11,901	1,221,162
	NACCO Industries, Inc., Class A	10,033	483,390
*	National Energy Services Reunited Corp.	39,928	995,804
	Natural Gas Services Group, Inc.	22,107	899,534
*	NCS Multistage Holdings, Inc.	409	22,360
#	Noble Corp. PLC	119,052	6,075,224
64

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Nordic American Tankers Ltd.	301,055	$1,679,887
#	Northern Oil & Gas, Inc.	12,626	342,922
	NOV, Inc.	281,378	5,756,994
	Occidental Petroleum Corp.	694,313	42,061,482
*	Oceaneering International, Inc.	125,544	4,712,922
*	Oil States International, Inc.	113,879	1,307,331
#	ONEOK, Inc.	530,153	49,017,946
	Ovintiv, Inc.	239,300	14,728,915
*	Par Pacific Holdings, Inc.	67,109	4,407,048
#	Patterson-UTI Energy, Inc.	216,749	2,648,673
	PBF Energy, Inc., Class A	112,205	4,865,209
	Peabody Energy Corp.	134,711	3,591,395
	Permian Resources Corp., Class A	634,411	13,715,966
	Phillips 66	302,439	54,181,947
*	PrimeEnergy Resources Corp.	843	186,800
*	ProPetro Holding Corp.	171,645	2,940,279
	Range Resources Corp.	375,896	16,351,476
	Ranger Energy Services, Inc., Class A	29,454	514,267
*	REX American Resources Corp.	52,744	2,558,084
	Riley Exploration Permian, Inc.	1,793	64,853
#	RPC, Inc.	101,831	802,428
	SandRidge Energy, Inc.	36,068	560,857
	Scorpio Tankers, Inc.	78,178	6,358,217
*	SEACOR Marine Holdings, Inc.	30,581	232,416
*	Seadrill Ltd.	87,040	4,325,018
	Select Water Solutions, Inc.	143,837	2,406,393
	SFL Corp. Ltd.	144,797	1,669,509
	SLB Ltd.	804,246	45,745,512
	SM Energy Co.	39,479	1,225,033
	Smart Sand, Inc.	4,042	22,271
	Solaris Energy Infrastructure, Inc.	35,241	2,602,195
#*	Stabilis Solutions, Inc.	2,642	11,228
*	Talos Energy, Inc.	184,772	2,941,570
		Shares	Value†
ENERGY — (Continued)
	Targa Resources Corp.	242,272	$63,010,102
	TechnipFMC PLC	539,026	40,734,195
	Teekay Corp. Ltd.	122,674	1,638,925
	Teekay Tankers Ltd., Class A	43,035	3,380,399
*	TETRA Technologies, Inc.	120,782	1,149,845
	Texas Pacific Land Corp.	17,826	7,908,861
#*	Tidewater, Inc.	74,980	6,697,963
*	TOP Ships, Inc.	640	1,408
#*	Transocean Ltd.	861,018	5,872,143
#*	Uranium Energy Corp.	277,500	4,131,975
	VAALCO Energy, Inc.	18,439	121,144
*	Valaris Ltd.	65,816	6,711,916
	Valero Energy Corp.	302,977	76,525,931
	Viper Energy, Inc., Class A	14,714	726,577
#	Vitesse Energy, Inc.	36,601	686,635
	Weatherford International PLC	72,645	8,016,376
	Williams Cos., Inc.	1,011,110	77,157,804
#	World Kinect Corp.	95,844	2,584,913
TOTAL ENERGY			2,179,931,466
FINANCIALS — (14.5%)
	1st Source Corp.	42,959	3,158,775
*	Acacia Research Corp.	114,844	583,407
	Acadian Asset Management, Inc.	62,893	4,235,844
	ACNB Corp.	14,313	725,526
	Affiliated Managers Group, Inc.	35,352	10,417,174
*	Affinity Bancshares, Inc.	8,297	186,019
*	Affirm Holdings, Inc.	108,218	6,956,253
	Aflac, Inc.	378,948	43,075,019
	Alerus Financial Corp.	10,949	294,966
	Allstate Corp.	230,489	50,076,040
	Ally Financial, Inc.	526,184	23,357,308
*	AlTi Global, Inc.	2,788	9,869
	Amalgamated Financial Corp.	38,328	1,566,849
#	Amerant Bancorp, Inc.	32,846	754,473
	American Coastal Insurance Corp.	11,492	136,755
	American Express Co.	389,747	125,907,768
65

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	112,170	$14,948,896
	American International Group, Inc.	615,419	46,033,341
	Ameriprise Financial, Inc.	90,792	43,107,134
	Ameris Bancorp	100,291	8,549,808
	AMERISAFE, Inc.	20,037	607,121
	AmeriServ Financial, Inc.	8,436	33,407
	Ames National Corp.	1,136	32,012
	Aon PLC, Class A	113,269	35,300,284
	Apollo Global Management, Inc.	156,296	20,118,421
*	Arch Capital Group Ltd.	273,606	25,844,823
#	ARES Management Corp., Class A	54,844	6,438,686
	Arrow Financial Corp.	17,913	660,094
	Arthur J Gallagher & Co.	93,543	19,307,275
#	Artisan Partners Asset Management, Inc., Class A	71,910	2,692,310
	Associated Banc-Corp.	272,106	7,662,505
	Associated Capital Group, Inc., Class A	4,191	164,916
	Assurant, Inc.	85,221	20,135,166
	Assured Guaranty Ltd.	96,881	7,934,554
	Atlantic American Corp.	2,737	7,089
#	Atlantic Union Bankshares Corp.	156,457	5,890,606
*	Atlanticus Holdings Corp.	19,985	1,587,009
	Auburn National BanCorp, Inc.	2,633	63,113
	Axis Capital Holdings Ltd.	141,267	14,184,619
*	Axos Financial, Inc.	81,492	7,859,088
#*	Baldwin Insurance Group, Inc.	40,607	922,591
	Banc of California, Inc.	85,729	1,605,704
	BancFirst Corp.	50,563	5,643,336
*	Bancorp, Inc.	72,737	4,351,855
	Bank First Corp.	275	39,960
	Bank of America Corp.	3,912,477	209,161,020
	Bank of Hawaii Corp.	41,337	3,286,705
		Shares	Value†
FINANCIALS — (Continued)
	Bank of Marin Bancorp	9,928	$254,554
#	Bank of New York Mellon Corp.	467,865	62,867,020
	Bank of NT Butterfield & Son Ltd.	53,496	2,966,353
	Bank of the James Financial Group, Inc.	3,363	77,214
	Bank OZK	160,955	7,751,593
	Bank7 Corp.	2,632	113,018
	BankUnited, Inc.	85,379	3,968,416
	Bankwell Financial Group, Inc.	9,630	498,064
	Banner Corp.	49,056	3,282,337
	Bar Harbor Bankshares	24,029	822,993
	BayCom Corp.	18,818	564,164
	BCB Bancorp, Inc.	27,431	278,425
	Beacon Financial Corp.	138,228	3,943,645
*	Berkshire Hathaway, Inc., Class B	914,576	433,143,194
	BGC Group, Inc., Class A	440,515	4,946,983
	Blackrock, Inc.	61,487	65,520,547
	Blackstone, Inc.	203,670	25,576,879
*	Block, Inc.	214,915	15,153,657
	Blue Ridge Bankshares, Inc.	4,351	14,924
	BOK Financial Corp.	81,414	10,892,379
*	Bowhead Specialty Holdings, Inc.	5,602	133,216
	Bread Financial Holdings, Inc.	78,989	6,696,687
*	Bridgewater Bancshares, Inc.	22,825	413,817
*	Brighthouse Financial, Inc.	42,444	2,642,563
*	Broadway Financial Corp.	1,357	10,815
#	Brown & Brown, Inc.	249,639	15,015,786
	Burke & Herbert Financial Services Corp.	10,553	678,663
	Business First Bancshares, Inc.	13,499	369,603
*	BV Financial, Inc.	4,641	90,871
	Byline Bancorp, Inc.	36,014	1,157,850
	C&F Financial Corp.	3,812	284,947
	California BanCorp	2,613	48,837
	Camden National Corp.	19,005	915,471
	Capital Bancorp, Inc.	6,836	215,266
66

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital City Bank Group, Inc.	26,809	$1,237,771
	Capital One Financial Corp.	392,371	75,060,572
	Capitol Federal Financial, Inc.	189,096	1,452,257
	Carlyle Group, Inc.	239,056	11,969,534
*	Carter Bankshares, Inc.	27,375	700,800
#	Cass Information Systems, Inc.	16,809	794,898
	Cathay General Bancorp	96,679	5,416,924
	CB Financial Services, Inc.	1,493	52,524
	Cboe Global Markets, Inc.	86,600	25,987,794
	Central Pacific Financial Corp.	38,596	1,284,475
	CF Bankshares, Inc.	4,274	125,228
	Charles Schwab Corp.	619,259	56,748,895
	Chemung Financial Corp.	6,655	441,959
	ChoiceOne Financial Services, Inc.	1,826	54,835
	Chubb Ltd.	227,406	74,361,762
	Cincinnati Financial Corp.	131,496	21,512,746
	Citigroup, Inc.	692,112	88,576,494
	Citizens & Northern Corp.	29,752	656,924
	Citizens Community Bancorp, Inc.	14,933	309,860
	Citizens Financial Group, Inc.	364,457	23,707,928
#*	Citizens, Inc.	12,883	69,568
#	City Holding Co.	30,321	3,728,270
	Civista Bancshares, Inc.	25,564	635,777
	CME Group, Inc.	135,048	38,869,515
	CNB Financial Corp.	39,932	1,213,134
	CNO Financial Group, Inc.	137,182	6,097,740
*	Coastal Financial Corp.	20,399	1,542,572
	Cohen & Co., Inc.	756	17,751
	Cohen & Steers, Inc.	68,465	4,812,405
*	Coinbase Global, Inc., Class A	58,183	10,925,022
	Colony Bankcorp, Inc.	12,083	239,727
	Columbia Banking System, Inc.	91,436	2,706,506
		Shares	Value†
FINANCIALS — (Continued)
#*	Columbia Financial, Inc.	71,583	$1,376,541
	Commerce Bancshares, Inc.	247,663	12,885,906
	Community Financial System, Inc.	75,792	4,802,181
	Community Trust Bancorp, Inc.	46,330	3,008,207
	Community West Bancshares	28,561	677,467
	ConnectOne Bancorp, Inc.	70,743	2,067,110
*	Consumer Portfolio Services, Inc.	137,807	1,251,288
	Corebridge Financial, Inc.	442,359	12,182,567
*	Corpay, Inc.	87,298	26,754,218
	Crawford & Co. (CRD/A US), Class A	80,996	869,897
	Crawford & Co. (CRD/B US), Class B	47,154	472,955
#*	Credit Acceptance Corp.	14,278	7,209,105
#	Cullen/Frost Bankers, Inc.	101,759	14,747,932
*	Customers Bancorp, Inc.	49,190	3,751,721
	CVB Financial Corp.	228,714	4,658,904
#*	Dave, Inc.	12,633	3,436,050
#	DigitalBridge Group, Inc.	178,387	2,775,702
	Dime Community Bancshares, Inc.	60,576	2,174,073
#	Donegal Group, Inc. (DGICA US), Class A	76,099	1,279,985
	Donegal Group, Inc. (DGICB US), Class B	2,147	41,330
*	Donnelley Financial Solutions, Inc.	45,814	2,304,444
	Eagle Bancorp Montana, Inc.	2,666	58,972
	Eagle Bancorp, Inc.	36,090	932,926
	Eagle Financial Services, Inc.	1,386	52,224
	East West Bancorp, Inc.	198,840	25,147,295
	Eastern Bankshares, Inc.	134,738	2,725,750
67

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Employers Holdings, Inc.	32,340	$1,362,161
	Enact Holdings, Inc.	5,136	219,461
*	Encore Capital Group, Inc.	29,202	2,417,049
*	Enova International, Inc.	56,486	9,569,293
	Enterprise Financial Services Corp.	53,247	3,078,741
	Equitable Holdings, Inc.	470,460	19,853,412
	Equity Bancshares, Inc., Class A	26,825	1,216,245
#	Erie Indemnity Co., Class A	32,636	7,144,999
	Esquire Financial Holdings, Inc.	11,699	1,229,799
	Essent Group Ltd.	176,108	10,658,056
*	Euronet Worldwide, Inc.	63,580	4,601,920
	Evercore, Inc., Class A	69,364	22,285,960
	Everest Group Ltd.	40,663	14,506,932
	EVERTEC, Inc.	102,041	3,013,271
#*	EZCORP, Inc., Class A	83,330	2,731,557
	F&G Annuities & Life, Inc.	44,471	1,273,649
	FactSet Research Systems, Inc.	32,638	7,427,756
	Farmers & Merchants Bancorp, Inc.	6,977	186,844
	Farmers National Banc Corp.	46,828	658,870
*	FB Bancorp, Inc.	2,375	33,202
	FB Financial Corp.	76,915	4,158,794
	Federal Agricultural Mortgage Corp. (AGM US), Class C	13,567	2,357,945
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	1,374	185,043
	Federated Hermes, Inc.	153,574	8,921,114
	Fidelis Insurance Holdings Ltd.	35,580	751,805
	Fidelity D&D Bancorp, Inc.	427	19,253
	Fidelity National Financial, Inc.	302,183	15,804,171
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Information Services, Inc.	341,352	$15,883,109
*	Fifth District Bancorp, Inc.	473	7,152
	Fifth Third Bancorp	891,827	45,269,138
*	Finance of America Cos., Inc., Class A	985	19,454
	Financial Institutions, Inc.	28,787	980,773
	Finward Bancorp	1,270	40,869
*	Finwise Bancorp	11,312	175,902
	First American Financial Corp.	163,056	11,435,117
	First BanCorp	328,512	7,976,271
	First Bancorp, Inc.	16,977	483,165
#	First Bancorp/Southern Pines NC	62,082	3,584,615
	First Bank	23,604	350,283
	First Busey Corp.	121,954	3,195,195
	First Business Financial Services, Inc.	11,983	673,445
	First Capital, Inc.	3,880	209,830
	First Citizens BancShares, Inc., Class A	13,669	27,116,836
	First Commonwealth Financial Corp.	162,676	2,994,865
	First Community Bankshares, Inc.	30,228	1,288,317
	First Community Corp.	2,034	60,227
	First Financial Bancorp	150,356	4,552,780
	First Financial Bankshares, Inc.	157,378	5,078,588
	First Financial Corp.	17,698	1,162,228
	First Hawaiian, Inc.	13,700	373,736
	First Horizon Corp.	728,194	18,175,722
	First Internet Bancorp	11,737	269,012
#	First Interstate BancSystem, Inc., Class A	58,551	2,077,975
	First Merchants Corp.	63,650	2,574,006
	First Mid Bancshares, Inc.	32,608	1,372,471
	First National Corp.	1,787	47,749
	First Northwest Bancorp	11,235	112,350
*	First Seacoast Bancorp, Inc.	23	276
68

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First U.S. Bancshares, Inc.	5,297	$87,400
	First United Corp.	10,716	398,207
*	First Western Financial, Inc.	1,084	30,688
	FirstCash Holdings, Inc.	63,495	13,855,879
*	Firstsun Capital Bancorp	13,418	474,460
*	Fiserv, Inc.	247,844	15,527,427
	Five Star Bancorp	5,003	202,371
	Flagstar Bank NA	183,572	2,564,501
	Flushing Financial Corp.	43,624	703,219
*	Flywire Corp.	31,960	431,780
	FNB Corp.	431,289	7,698,509
	Franklin Financial Services Corp.	5,318	299,669
#	Franklin Resources, Inc.	211,791	6,347,376
	FS Bancorp, Inc.	18,178	738,754
	Fulton Financial Corp.	355,332	7,671,618
	FVCBankcorp, Inc.	10,930	171,164
	GCM Grosvenor, Inc., Class A	24,228	264,570
*	Genworth Financial, Inc.	459,413	4,038,240
#	German American Bancorp, Inc.	53,944	2,323,368
	Glacier Bancorp, Inc.	177,589	8,710,740
#	Global Payments, Inc.	169,118	12,169,731
	Globe Life, Inc.	110,398	17,034,411
	Goldman Sachs Group, Inc.	176,078	162,655,574
*	Goosehead Insurance, Inc., Class A	13,740	615,415
	Great Southern Bancorp, Inc.	19,439	1,326,129
*	Green Dot Corp., Class A	16,722	209,861
	Greene County Bancorp, Inc.	339	8,153
*	Greenlight Capital Re Ltd., Class A	48,367	886,083
*	Hagerty, Inc., Class A	1,396	14,183
	Hamilton Insurance Group Ltd., Class B	5,783	189,509
	Hamilton Lane, Inc., Class A	33,221	3,056,000
	Hancock Whitney Corp.	139,177	9,395,839
	Hanmi Financial Corp.	43,096	1,289,001
		Shares	Value†
FINANCIALS — (Continued)
	Hanover Bancorp, Inc.	554	$13,141
	Hanover Insurance Group, Inc.	68,550	12,866,149
	Hartford Insurance Group, Inc.	420,335	57,506,031
	Hawthorn Bancshares, Inc.	11,816	397,254
	HBT Financial, Inc.	4,919	136,551
	HCI Group, Inc.	23,644	3,631,009
	Hennessy Advisors, Inc.	2,136	21,360
	Heritage Financial Corp.	48,862	1,344,682
*	Heritage Insurance Holdings, Inc.	42,336	1,241,291
	Hilltop Holdings, Inc.	97,879	3,687,102
	Hingham Institution For Savings	3,148	894,662
*	Hippo Holdings, Inc.	963	25,356
	Home Bancorp, Inc.	11,444	711,702
	Home BancShares, Inc.	246,319	6,618,591
	Home Federal Bancorp, Inc. of Louisiana	2,148	40,253
	HomeTrust Bancshares, Inc.	3,998	182,589
	Hope Bancorp, Inc.	179,562	2,235,547
	Horace Mann Educators Corp.	62,816	2,854,359
	Horizon Bancorp, Inc.	82,933	1,501,087
	Houlihan Lokey, Inc.	85,808	13,278,788
	Huntington Bancshares, Inc.	1,995,730	33,448,435
	Independent Bank Corp. (IBCP US)	29,563	981,787
	Independent Bank Corp. (INDB US)	68,941	5,376,709
	Interactive Brokers Group, Inc., Class A	115,077	9,148,621
	Intercontinental Exchange, Inc.	251,052	39,688,811
	International Bancshares Corp.	110,465	7,924,759
*	International Money Express, Inc.	26,794	426,293
	Invesco Ltd.	298,712	7,829,241
	Investar Holding Corp.	1,261	34,942
	Investors Title Co.	2,716	643,094
	Jack Henry & Associates, Inc.	65,836	10,122,285
69

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Jackson Financial, Inc., Class A	67,326	$7,794,331
	James River Group Holdings, Inc.	48,400	300,080
	Jefferies Financial Group, Inc.	335,621	16,183,645
	JPMorgan Chase & Co.	2,017,907	632,069,010
	Kearny Financial Corp.	84,156	676,614
	Kemper Corp.	55,862	1,881,991
*	Kentucky First Federal Bancorp	6,573	29,776
*	Kestrel Group Ltd.	9,925	96,471
	KeyCorp	699,616	15,468,510
	Kingstone Cos., Inc.	931	15,520
#	Kinsale Capital Group, Inc.	25,262	8,175,036
	KKR & Co., Inc.	223,300	23,299,122
	Lake Shore Bancorp, Inc.	4,842	78,731
	Lakeland Financial Corp.	36,728	2,222,779
	Landmark Bancorp, Inc.	8,367	221,893
	Lazard, Inc.	66,232	3,212,252
	LCNB Corp.	10,519	170,513
*	LendingClub Corp.	170,419	2,909,052
*	LendingTree, Inc.	10,934	542,217
	Lincoln National Corp.	211,801	8,008,196
	LINKBANCORP, Inc.	2,766	24,037
	Live Oak Bancshares, Inc.	50,583	1,901,921
	Loews Corp.	227,665	25,637,356
	LPL Financial Holdings, Inc.	88,990	29,734,229
	M&T Bank Corp.	98,280	21,486,956
	Magyar Bancorp, Inc.	5,872	102,173
	MainStreet Bancshares, Inc.	2,310	54,100
*	Markel Group, Inc.	10,873	19,272,066
	MarketAxess Holdings, Inc.	26,420	4,152,960
	MarketWise, Inc.	706	11,875
*	Marqeta, Inc., Class A	423,621	1,838,515
	Marsh & McLennan Cos., Inc.	286,589	48,063,841
	Mastercard, Inc., Class A	475,606	239,191,769
#	Mechanics Bancorp, Class A	4,655	68,731
		Shares	Value†
FINANCIALS — (Continued)
	Mercantile Bank Corp.	28,300	$1,452,073
#	Merchants Bancorp	23,512	1,094,248
	Mercury General Corp.	79,904	7,775,458
	Meridian Corp.	12,316	231,787
	MetLife, Inc.	397,010	31,800,501
	Metrocity Bankshares, Inc.	6,183	197,794
#	Metropolitan Bank Holding Corp.	5,311	469,227
	MGIC Investment Corp.	321,345	8,509,216
	Mid Penn Bancorp, Inc.	17,986	592,998
	Midland States Bancorp, Inc.	24,656	641,303
	Moelis & Co., Class A	42,106	2,741,943
	Moody's Corp.	83,692	38,653,150
	Morgan Stanley	864,182	164,704,447
	Morningstar, Inc.	62,099	10,476,722
	MSCI, Inc.	37,836	22,376,589
	MVB Financial Corp.	15,895	415,336
	Nasdaq, Inc.	376,167	34,573,509
	National Bank Holdings Corp., Class A	76,201	3,253,783
	National Bankshares, Inc.	4,012	143,610
	Navient Corp.	230,281	2,127,796
	NB Bancorp, Inc.	2,213	43,441
	NBT Bancorp, Inc.	83,684	3,656,154
*	NCR Atleos Corp.	106,323	4,718,615
	Nelnet, Inc., Class A	45,933	6,508,706
*	NerdWallet, Inc., Class A	39,083	423,660
*	NI Holdings, Inc.	21,302	274,370
	Nicolet Bankshares, Inc.	30,902	4,526,525
*	NMI Holdings, Inc.	111,594	4,319,804
#	Northeast Bank	12,320	1,531,992
	Northeast Community Bancorp, Inc.	5,283	126,766
	Northern Trust Corp.	177,762	29,568,931
	Northfield Bancorp, Inc.	53,181	741,875
	Northrim BanCorp, Inc.	31,812	780,348
	Northwest Bancshares, Inc.	207,360	2,867,789
	Norwood Financial Corp.	11,373	332,888
	Oak Valley Bancorp	12,060	398,945
70

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OceanFirst Financial Corp.	85,641	$1,633,174
*	Octave Specialty Group, Inc.	26,942	119,353
	OFG Bancorp	84,093	3,864,914
	Ohio Valley Banc Corp.	6,853	305,027
	Old National Bancorp	387,660	9,292,210
	Old Republic International Corp.	490,431	19,592,718
	Old Second Bancorp, Inc.	67,237	1,385,755
	OneMain Holdings, Inc.	195,249	11,474,784
*	Onity Group, Inc.	12,198	561,230
	OP Bancorp	8,984	128,831
*	Oportun Financial Corp.	5,702	34,725
	Oppenheimer Holdings, Inc., Class A	13,697	1,568,033
*	OppFi, Inc.	11,031	104,905
*	OptimumBank Holdings, Inc.	1,636	8,933
	Orange County Bancorp, Inc.	1,054	35,941
	Origin Bancorp, Inc.	34,591	1,619,551
	Orrstown Financial Services, Inc.	28,617	1,051,389
*	Oscar Health, Inc., Class A	73,419	1,355,315
*	Palomar Holdings, Inc.	30,502	3,671,831
	Park National Corp.	26,145	4,501,908
	Parke Bancorp, Inc.	18,265	549,959
	Pathfinder Bancorp, Inc.	4,141	57,560
#	Pathward Financial, Inc.	43,350	3,764,514
*	Paymentus Holdings, Inc., Class A	55,348	1,552,511
*	Payoneer Global, Inc.	304,948	1,518,641
	PayPal Holdings, Inc.	491,850	24,661,359
*	Paysafe Ltd.	30,562	276,280
*	Paysign, Inc.	2,408	15,796
	PCB Bancorp	16,051	387,311
	Peapack-Gladstone Financial Corp.	32,357	1,350,905
	PennyMac Financial Services, Inc.	68,425	6,178,093
	Peoples Bancorp of North Carolina, Inc.	9,657	380,679
	Peoples Bancorp, Inc.	50,002	1,720,069
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Financial Services Corp.	7,247	$412,789
	Perella Weinberg Partners	19,189	436,358
	Pinnacle Financial Partners, Inc.	207,255	20,505,810
*	Pioneer Bancorp, Inc.	15,046	214,105
	Piper Sandler Cos.	78,140	6,813,808
	PJT Partners, Inc., Class A	15,737	2,403,669
	Plumas Bancorp	10,140	517,241
	PNC Financial Services Group, Inc.	220,907	49,262,261
*	Ponce Financial Group, Inc.	24,784	432,729
	Popular, Inc.	151,172	22,725,687
*	PRA Group, Inc.	40,558	883,759
	Preferred Bank	24,887	2,357,545
	Primerica, Inc.	55,100	15,497,977
	Primis Financial Corp.	36,156	530,047
	Princeton Bancorp, Inc.	10,139	362,672
	Principal Financial Group, Inc.	241,425	24,362,197
*	Priority Technology Holdings, Inc.	4,161	21,554
	PROG Holdings, Inc.	101,882	3,650,432
	Progressive Corp.	220,073	44,296,293
	Prosperity Bancshares, Inc.	106,783	7,437,436
	Provident Financial Holdings, Inc.	12,923	221,759
#	Provident Financial Services, Inc.	159,300	3,612,924
	Prudential Financial, Inc.	402,962	39,534,602
	QCR Holdings, Inc.	33,505	3,029,522
	Radian Group, Inc.	132,571	4,750,019
	Raymond James Financial, Inc.	178,408	28,245,555
	RBB Bancorp	24,513	591,254
	Red River Bancshares, Inc.	1,695	153,787
	Regional Management Corp.	13,974	521,929
	Regions Financial Corp.	863,394	24,649,899
	Reinsurance Group of America, Inc.	75,722	16,012,174
*	Remitly Global, Inc.	115,011	2,517,591
	RenaissanceRe Holdings Ltd.	62,334	19,134,668
	Renasant Corp.	155,324	6,195,874
71

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Repay Holdings Corp.	66,372	$251,550
	Republic Bancorp, Inc., Class A	30,079	2,277,883
*	Rhinebeck Bancorp, Inc.	4,151	67,827
	Richmond Mutual BanCorp, Inc.	8,015	126,797
	Riverview Bancorp, Inc.	49,214	254,928
	RLI Corp.	105,900	5,482,443
*	Robinhood Markets, Inc., Class A	179,508	13,084,338
*	Rocket Cos., Inc., Class A	267,859	3,916,099
	S&P Global, Inc.	114,228	49,258,540
	S&T Bancorp, Inc.	53,810	2,374,635
	Safety Insurance Group, Inc.	24,070	1,809,101
	SB Financial Group, Inc.	8,465	176,411
	Seacoast Banking Corp. of Florida	94,819	2,983,954
*	Security National Financial Corp., Class A	33,154	324,909
	SEI Investments Co.	206,798	18,752,443
	Selective Insurance Group, Inc.	86,909	7,296,011
	ServisFirst Bancshares, Inc.	78,587	6,257,097
*	Sezzle, Inc.	4,969	395,532
	Shore Bancshares, Inc.	37,751	728,594
	Sierra Bancorp	20,685	746,315
	Silvercrest Asset Management Group, Inc., Class A	14,147	186,033
	Simmons First National Corp., Class A	252,973	5,378,206
*	SiriusPoint Ltd.	222,153	5,200,602
*	Skyward Specialty Insurance Group, Inc.	25,393	1,154,112
#	SLM Corp.	598,418	13,811,487
	SmartFinancial, Inc.	18,942	794,427
#*	SoFi Technologies, Inc.	1,061,098	17,083,678
	Sound Financial Bancorp, Inc.	3,278	134,890
	South Plains Financial, Inc.	6,125	251,615
		Shares	Value†
FINANCIALS — (Continued)
*	Southern First Bancshares, Inc.	7,643	$430,301
	Southern Missouri Bancorp, Inc.	11,863	809,531
	Southside Bancshares, Inc.	30,424	1,004,905
	Southstate Bank Corp.	90,081	8,798,211
	SR Bancorp, Inc.	691	13,343
	State Street Corp.	216,340	33,065,406
	Stellar Bancorp, Inc.	52,785	1,982,605
*††	Sterling Bancorp, Inc.	40,006	0
	Stewart Information Services Corp.	52,841	3,698,342
	Stifel Financial Corp.	242,401	19,103,623
	Stock Yards Bancorp, Inc.	49,299	3,565,797
*	StoneX Group, Inc.	121,353	12,867,059
*	Summit State Bank	8,370	115,087
	Synchrony Financial	518,669	39,522,578
#	T. Rowe Price Group, Inc.	187,586	19,298,848
*	Texas Capital Bancshares, Inc.	72,980	7,349,086
#	TFS Financial Corp.	204,438	3,074,747
*	Third Coast Bancshares, Inc.	2,238	83,567
	Timberland Bancorp, Inc.	12,366	493,156
	Tiptree, Inc.	63,187	1,089,344
*	Toast, Inc., Class A	176,961	5,046,928
	Tompkins Financial Corp.	15,365	1,294,809
	Towne Bank	71,691	2,549,332
	TPG, Inc.	19,050	830,961
	Tradeweb Markets, Inc., Class A	37,514	4,248,460
	Travelers Cos., Inc.	240,920	73,514,329
	TriCo Bancshares	45,509	2,287,737
*	Triumph Financial, Inc.	34,188	2,313,844
	Truist Financial Corp.	630,411	32,466,166
*	Trupanion, Inc.	8,654	207,609
	TrustCo Bank Corp.	25,938	1,234,649
	Trustmark Corp.	107,353	4,763,253
*	TWFG, Inc.	825	15,328
	U.S. Bancorp	804,562	45,586,483
	U.S. Global Investors, Inc., Class A	2,644	6,954
	UMB Financial Corp.	119,588	15,088,418
	Union Bankshares, Inc.	1,379	34,047
	United Bancorp, Inc.	5,663	92,760
72

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Bancshares, Inc.	2,124	$80,011
	United Bankshares, Inc.	141,305	6,190,572
	United Community Banks, Inc.	119,338	3,977,535
	United Fire Group, Inc.	36,707	1,480,026
	Unity Bancorp, Inc.	16,677	871,874
	Universal Insurance Holdings, Inc.	56,453	2,237,232
	Univest Financial Corp.	45,663	1,734,737
	Unum Group	278,536	22,388,724
	USCB Financial Holdings, Inc.	8,121	148,127
	Valley National Bancorp	617,849	8,384,211
	Value Line, Inc.	6,620	232,958
*	Velocity Financial, Inc.	13,161	253,876
#	Victory Capital Holdings, Inc., Class A	50,567	3,970,015
	Virginia National Bankshares Corp.	2,069	87,312
	Virtu Financial, Inc., Class A	105,266	5,227,510
	Virtus Investment Partners, Inc.	9,718	1,414,455
	Visa, Inc., Class A	804,437	265,335,500
	Voya Financial, Inc.	180,752	14,814,434
	W.R. Berkley Corp.	331,934	22,183,149
	WaFd, Inc.	114,826	4,064,840
	Walker & Dunlop, Inc.	43,116	2,170,891
	Washington Trust Bancorp, Inc.	23,010	723,204
	Waterstone Financial, Inc.	38,477	693,355
	Webster Financial Corp.	289,654	20,959,363
	Wells Fargo & Co.	1,776,836	146,109,224
	WesBanco, Inc.	153,360	5,272,517
	West BanCorp, Inc.	24,714	591,900
	Westamerica BanCorp	39,960	2,190,607
	Western Alliance Bancorp	158,330	12,910,228
	Western New England Bancorp, Inc.	34,064	475,193
#	Western Union Co.	281,587	2,559,626
	Westwood Holdings Group, Inc.	17,313	284,626
*	WEX, Inc.	43,370	6,519,812
		Shares	Value†
FINANCIALS — (Continued)
	White Mountains Insurance Group Ltd.	5,834	$13,021,430
	Willis Towers Watson PLC	82,365	21,101,913
	Wintrust Financial Corp.	113,340	17,065,604
#	WisdomTree, Inc.	215,970	3,671,490
#*	World Acceptance Corp.	8,181	1,203,916
	WSFS Financial Corp.	76,839	5,530,103
	WVS Financial Corp.	803	11,403
	Zions Bancorp NA	261,363	16,575,641
TOTAL FINANCIALS			5,983,490,130
HEALTH CARE — (7.8%)
*	10X Genomics, Inc., Class A	103,243	2,276,508
*	4D Molecular Therapeutics, Inc.	3,893	34,531
††	89bio, Inc.	157	53
	Abbott Laboratories	744,265	67,571,819
	AbbVie, Inc.	1,068,364	225,766,680
††	Abiomed, Inc.	26,621	415,554
*	Acadia Healthcare Co., Inc.	5,867	151,926
*	ACADIA Pharmaceuticals, Inc.	107,979	2,424,129
*	Accendra Health, Inc.	5,950	22,075
*	Aclaris Therapeutics, Inc.	12,212	53,000
	Acme United Corp.	4,368	178,040
*	AdaptHealth Corp.	128,196	1,680,650
*	Addus HomeCare Corp.	26,989	2,614,964
*	ADMA Biologics, Inc.	181,251	1,857,823
††	Aduro Biotech, Inc.	7,016	2,666
	Agilent Technologies, Inc.	129,989	15,020,229
*	Agios Pharmaceuticals, Inc.	47,004	1,316,112
††	Akero Therapeutics, Inc.	2,451	1,593
††	Albireo Pharma, Inc.	28,723	183,253
*	Alector, Inc.	11,592	27,473
*	Align Technology, Inc.	25,063	4,411,339
#*	Alkermes PLC	140,688	4,742,592
*	Alnylam Pharmaceuticals, Inc.	27,542	8,523,974
73

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Amgen, Inc.	373,973	$129,488,151
*	AMN Healthcare Services, Inc.	39,319	804,860
*	Amneal Pharmaceuticals, Inc.	209,911	2,701,555
*	Amphastar Pharmaceuticals, Inc.	3,175	69,723
*	AngioDynamics, Inc.	45,375	496,402
*	ANI Pharmaceuticals, Inc.	21,550	1,712,147
*	Anika Therapeutics, Inc.	11,355	141,370
*	Apellis Pharmaceuticals, Inc.	2	82
#*	Arcus Biosciences, Inc.	107,774	2,748,237
*	Arrowhead Pharmaceuticals, Inc.	4,869	357,774
*	Artivion, Inc.	51,118	1,831,558
*	Arvinas, Inc.	7,224	71,518
*	Astrana Health, Inc.	8,291	283,055
*	Atea Pharmaceuticals, Inc.	81,300	447,963
*	AtriCure, Inc.	41,301	1,160,971
*	Aura Biosciences, Inc.	4,130	29,116
*	Avalo Therapeutics, Inc.	137	1,836
*	Avanos Medical, Inc.	56,835	1,399,278
*	Aytu BioPharma, Inc.	4,100	10,578
#*	Azenta, Inc.	54,207	1,331,866
	Baxter International, Inc.	25,489	448,097
#*	Beam Therapeutics, Inc.	112,091	3,399,720
	Becton Dickinson & Co.	121,029	18,038,162
*	BioAge Labs, Inc.	4,259	71,764
*	Biogen, Inc.	62,495	11,829,054
*	BioLife Solutions, Inc.	65,997	1,391,217
*	BioMarin Pharmaceutical, Inc.	131,942	7,112,993
*	Bio-Rad Laboratories, Inc., Class A	21,633	6,059,836
	Bio-Techne Corp.	109,077	6,034,140
*	Bioventus, Inc., Class A	3,840	37,901
*	Black Diamond Therapeutics, Inc.	10,335	27,388
		Shares	Value†
HEALTH CARE — (Continued)
*	Boston Scientific Corp.	530,072	$30,537,448
*	Bridgebio Pharma, Inc.	33,653	2,393,065
*	BrightSpring Health Services, Inc.	26,204	1,257,006
	Bristol-Myers Squibb Co.	1,064,307	64,486,361
*	Brookdale Senior Living, Inc.	260,066	3,734,548
#	Bruker Corp.	211,954	7,780,831
*	Butterfly Network, Inc.	49,269	235,999
*	Cabaletta Bio, Inc.	17,765	53,117
	Cardinal Health, Inc.	214,638	41,399,377
*	CareDx, Inc.	10,425	216,944
*	Castle Biosciences, Inc.	36,828	901,918
*	Catalyst Pharmaceuticals, Inc.	139,794	3,932,405
*	Celldex Therapeutics, Inc.	41,446	1,362,744
	Cencora, Inc.	130,545	40,209,165
*	Centene Corp.	360,439	19,351,970
*	Certara, Inc.	10,632	65,174
*	Champions Oncology, Inc.	800	4,776
*	Charles River Laboratories International, Inc.	37,147	6,202,435
	Chemed Corp.	17,465	7,422,276
*††	Chinook Therapeutics, Inc.	54,163	0
	Cigna Group	195,864	56,914,161
*	Collegium Pharmaceutical, Inc.	44,660	1,506,382
*	Community Health Systems, Inc.	103,911	295,107
	Concentra Group Holdings Parent, Inc.	165,955	3,729,009
	CONMED Corp.	29,806	1,092,688
*	Contineum Therapeutics, Inc., Class A	1,498	19,204
*	Cooper Cos., Inc.	142,493	8,962,810
*	Corbus Pharmaceuticals Holdings, Inc.	2,374	23,455
#*	Corcept Therapeutics, Inc.	59,859	2,784,641
*	CorVel Corp.	66,490	3,820,515
74

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Coya Therapeutics, Inc.	1,715	$7,254
*	Crinetics Pharmaceuticals, Inc.	36,259	1,406,124
*	Cross Country Healthcare, Inc.	43,060	435,767
*	CryoPort, Inc.	30,800	316,008
*	Cullinan Therapeutics, Inc.	27,486	358,692
	CVS Health Corp.	436,665	36,369,828
*	Cytek Biosciences, Inc.	157,545	718,405
*	CytomX Therapeutics, Inc.	26,354	111,214
	Danaher Corp.	249,608	44,667,352
*	DarioHealth Corp.	1,200	8,592
#*	DaVita, Inc.	129,575	20,102,265
#*	Denali Therapeutics, Inc.	86,144	1,612,616
	Dentsply Sirona, Inc.	157,187	1,846,947
*	Design Therapeutics, Inc.	2,582	35,115
*	Dexcom, Inc.	127,866	7,614,420
*	Dianthus Therapeutics, Inc.	1,565	137,407
*	Disc Medicine, Inc.	5,721	377,300
*	Doximity, Inc., Class A	78,434	1,916,927
*	Edgewise Therapeutics, Inc.	11,496	355,916
*	Edwards Lifesciences Corp.	212,366	17,732,561
*	Elanco Animal Health, Inc.	463,016	10,357,668
*	Electromed, Inc.	5,226	134,360
	Elevance Health, Inc.	134,124	50,486,956
	Eli Lilly & Co.	443,641	414,626,879
	Embecta Corp.	27,265	249,475
*	Emergent BioSolutions, Inc.	50,001	411,508
*	Enanta Pharmaceuticals, Inc.	4,018	55,810
	Encompass Health Corp.	158,931	15,893,100
*	Enhabit, Inc.	24,087	330,955
*	Enliven Therapeutics, Inc.	3,985	164,302
*	Enovis Corp.	15,179	355,796
	Ensign Group, Inc.	66,668	12,446,249
*	Entrada Therapeutics, Inc.	2,399	32,386
		Shares	Value†
HEALTH CARE — (Continued)
*	Envista Holdings Corp.	241,433	$6,262,772
*	Exelixis, Inc.	293,390	13,044,119
*	FONAR Corp.	11,430	216,370
*	Fortrea Holdings, Inc.	86,410	993,715
*	Fulcrum Therapeutics, Inc.	58,652	418,189
*	Fulgent Genetics, Inc.	34,766	528,096
*	GE HealthCare Technologies, Inc.	222,341	13,527,226
*	GeneDx Holdings Corp.	6,897	433,752
	Gilead Sciences, Inc.	815,631	106,717,160
*	Globus Medical, Inc., Class A	49,926	4,502,327
*	GoodRx Holdings, Inc., Class A	44,838	105,818
#*	GRAIL, Inc.	20,749	1,130,406
*	Guardian Pharmacy Services, Inc., Class A	1,605	59,545
*	Haemonetics Corp.	71,921	4,321,733
*	Halozyme Therapeutics, Inc.	61,568	3,919,419
*	Harmony Biosciences Holdings, Inc.	63,420	1,982,509
#*	Harrow, Inc.	15,271	618,934
	HCA Healthcare, Inc.	86,178	37,440,032
*	HealthEquity, Inc.	78,247	6,418,601
	HealthStream, Inc.	28,192	585,266
#*	Henry Schein, Inc.	128,422	9,578,997
»	Hologic, Inc.	295	3
	Humana, Inc.	72,492	17,140,008
*	ICON PLC	13,146	1,555,566
*	ICU Medical, Inc.	19,706	2,348,955
*	Ideaya Biosciences, Inc.	41,413	1,205,118
*	IDEXX Laboratories, Inc.	40,087	22,480,790
*	Illumina, Inc.	38,119	4,831,202
*	ImmuCell Corp.	450	3,807
*	Incyte Corp.	117,680	11,211,374
*	Indivior Pharmaceuticals, Inc.	41,146	1,513,350
*	InfuSystem Holdings, Inc.	25,741	260,756
*	Innoviva, Inc.	107,568	2,472,988
*	Insmed, Inc.	45,567	6,212,149
*	Instil Bio, Inc.	1,052	8,395
*	Insulet Corp.	35,750	6,154,005
#*	Integer Holdings Corp.	41,547	3,677,325
75

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Intellia Therapeutics, Inc.	68,629	$925,119
*	Intuitive Surgical, Inc.	100,052	45,784,796
*	IQVIA Holdings, Inc.	114,003	18,054,655
	iRadimed Corp.	6,081	507,399
*	Ironwood Pharmaceuticals, Inc.	31,898	131,579
*	Jazz Pharmaceuticals PLC	48,686	9,884,232
	Johnson & Johnson	1,283,312	294,969,263
#*	Joint Corp.	7,230	64,130
*	Kewaunee Scientific Corp.	4,457	164,954
*	Kezar Life Sciences, Inc.	1,823	13,326
*	Kiniksa Pharmaceuticals International PLC	45,370	2,439,999
*	Krystal Biotech, Inc.	27,604	7,239,425
*	Kura Oncology, Inc.	85,813	757,729
*	Kymera Therapeutics, Inc.	27,712	2,246,612
	Labcorp Holdings, Inc.	92,172	23,669,770
#*	Lantheus Holdings, Inc.	112,621	9,529,989
*	Larimar Therapeutics, Inc.	20,095	81,586
	LeMaitre Vascular, Inc.	24,671	2,707,642
#*	Lexeo Therapeutics, Inc.	84,159	479,286
*	LifeStance Health Group, Inc.	232,168	1,757,512
*	Ligand Pharmaceuticals, Inc.	21,237	4,872,830
*	LivaNova PLC	50,265	3,020,926
*	Lyell Immunopharma, Inc.	1,241	24,485
*	Maravai LifeSciences Holdings, Inc., Class A	50,860	187,165
	McKesson Corp.	60,185	49,062,812
*	Medpace Holdings, Inc.	22,289	9,331,513
	Medtronic PLC	435,456	35,258,872
	Merck & Co., Inc.	1,090,882	119,102,497
*	Merit Medical Systems, Inc.	63,458	4,326,566
	Mesa Laboratories, Inc.	3,066	306,600
		Shares	Value†
HEALTH CARE — (Continued)
*	Mettler-Toledo International, Inc.	10,670	$13,621,429
*	MiMedx Group, Inc.	9,037	30,364
††	Mirati Therapeutics, Inc.	10,076	30,026
#*	Moderna, Inc.	187,249	8,602,219
*	Molina Healthcare, Inc.	66,098	12,863,993
*	Monte Rosa Therapeutics, Inc.	16,241	311,015
*	Myriad Genetics, Inc.	11,972	56,867
*	Natera, Inc.	47,271	9,745,389
	National HealthCare Corp.	22,322	3,868,179
	National Research Corp.	16,853	277,400
*	Neogen Corp.	94,215	885,621
*	NeoGenomics, Inc.	155,824	1,442,930
*††	Neoleukin Therapeutics, Inc.	3,638	0
*	Neumora Therapeutics, Inc.	7,610	18,797
*	Neurocrine Biosciences, Inc.	63,518	8,363,415
*	NextCure, Inc.	1,047	9,643
#*	Nutex Health, Inc.	1,001	119,319
#*	Olema Pharmaceuticals, Inc.	56,634	816,096
*»	OmniAb, Inc. (2200963D US)	12,217	0
*»	OmniAb, Inc. (2200964D US)	12,217	0
*	OmniAb, Inc. (OABI UQ)	75,115	104,410
*	Omnicell, Inc.	50,198	2,079,201
*††	Opiant Pharmaceuticals, Inc.	3,087	0
*	OptimizeRx Corp.	1,149	7,158
*	Option Care Health, Inc.	131,500	2,673,395
	Oramed Pharmaceuticals, Inc.	3,131	12,148
*	OraSure Technologies, Inc.	103,715	315,294
*	Organogenesis Holdings, Inc.	5,753	13,520
	Organon & Co.	46,976	622,432
*	ORIC Pharmaceuticals, Inc.	15,666	154,780
*	Orthofix Medical, Inc.	2,980	35,045
76

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OrthoPediatrics Corp.	17,633	$265,553
#*	Pacira BioSciences, Inc.	50,516	1,287,653
*	PACS Group, Inc.	3,188	106,957
*	Passage Bio, Inc.	293	1,497
#*††	PDL BioPharma, Inc.	309,383	92,815
*	Pediatrix Medical Group, Inc.	81,813	1,841,611
*	Pennant Group, Inc.	34,381	1,076,813
*	Penumbra, Inc.	20,663	6,746,056
*	Personalis, Inc.	21,839	120,551
	Pfizer, Inc.	2,188,080	58,421,736
	Phibro Animal Health Corp., Class A	37,004	1,967,873
††	Poseida Therapeutics, Inc.	24,504	35,041
*	Precipio, Inc.	614	18,973
*	Prelude Therapeutics, Inc.	4,982	26,056
*	Prestige Consumer Healthcare, Inc.	69,177	3,896,049
*	Privia Health Group, Inc.	96,832	2,406,275
*	Pro-Dex, Inc.	5,042	252,806
*	Progyny, Inc.	88,699	1,648,027
*	Protagonist Therapeutics, Inc.	11,052	1,093,816
*	Protara Therapeutics, Inc.	11,973	63,816
*	Prothena Corp. PLC	31,179	344,840
*	PTC Therapeutics, Inc.	49,367	3,211,817
*	Puma Biotechnology, Inc.	15,715	118,020
*	Quanterix Corp.	1,944	6,085
	Quest Diagnostics, Inc.	150,109	29,151,168
*	QuidelOrtho Corp.	5,445	66,973
*	RadNet, Inc.	72,674	4,109,715
*	Rafael Holdings, Inc., Class B	19,697	25,015
	Regeneron Pharmaceuticals, Inc.	43,042	30,433,277
*	REGENXBIO, Inc.	47,796	428,730
*	Relay Therapeutics, Inc.	66,142	857,200
*	Repligen Corp.	45,393	5,370,446
*	Replimune Group, Inc.	15,067	38,722
	ResMed, Inc.	75,280	16,095,617
*	Revolution Medicines, Inc.	57,467	8,282,144
#	Revvity, Inc.	91,972	7,966,615
		Shares	Value†
HEALTH CARE — (Continued)
#*	Rigel Pharmaceuticals, Inc.	18,784	$542,858
#*	Roivant Sciences Ltd.	467,974	13,351,298
*	Sagimet Biosciences, Inc., Class A	4,643	37,283
	Select Medical Holdings Corp.	181,233	2,974,034
*	Sensus Healthcare, Inc.	11,506	45,679
*	Shattuck Labs, Inc.	2,713	19,398
*	SI-BONE, Inc.	23,248	288,043
	SIGA Technologies, Inc.	85,268	392,233
*	Solid Biosciences, Inc.	26,458	192,085
*	Solventum Corp.	58,329	3,929,041
*	Sotera Health Co.	234,609	3,650,516
*	STAAR Surgical Co.	41,974	1,106,435
	STERIS PLC	80,675	17,496,794
*	Stoke Therapeutics, Inc.	15,710	514,031
*	Strata Critical Medical, Inc.	103,064	517,381
	Stryker Corp.	132,755	41,835,083
*	Supernus Pharmaceuticals, Inc.	98,707	4,737,936
#*	Surgery Partners, Inc.	63,450	890,203
*	Tactile Systems Technology, Inc.	29,936	689,127
*	Talkspace, Inc.	141,726	735,558
	Teleflex, Inc.	34,639	4,292,118
*	Tenax Therapeutics, Inc.	2,835	37,167
*	Tenet Healthcare Corp.	132,668	23,498,156
#*	TG Therapeutics, Inc.	63,449	2,143,307
*	TherapeuticsMD, Inc.	1,063	2,169
*	Theravance Biopharma, Inc.	42,525	711,868
	Thermo Fisher Scientific, Inc.	135,704	64,996,788
*††	Third Harmonic Bio, Inc.	1,616	0
#*	TransMedics Group, Inc.	14,881	1,499,856
*	TruBridge, Inc.	1,910	49,087
*	Twist Bioscience Corp.	6,828	399,097
	U.S. Physical Therapy, Inc.	19,570	1,393,775
#*	UFP Technologies, Inc.	8,567	1,641,694
77

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Unicycive Therapeutics, Inc.	3,063	$23,463
*	United Therapeutics Corp.	56,215	32,118,440
	UnitedHealth Group, Inc.	387,096	143,411,326
	Universal Health Services, Inc., Class B	102,722	17,285,031
	Utah Medical Products, Inc.	4,622	302,371
*	Vanda Pharmaceuticals, Inc.	76,992	546,643
*	Varex Imaging Corp.	61,630	717,989
*	Veeva Systems, Inc., Class A	48,960	7,636,291
*	Veracyte, Inc.	121,850	4,011,302
*	Vericel Corp.	20,530	713,007
*	Vertex Pharmaceuticals, Inc.	80,251	34,297,672
	Viatris, Inc.	540,186	8,070,379
*	Vir Biotechnology, Inc.	65,855	672,709
*	Voyager Therapeutics, Inc.	10,815	40,340
*	Waters Corp.	62,300	19,265,029
	West Pharmaceutical Services, Inc.	49,175	14,633,988
#*	Xencor, Inc.	73,445	876,199
*	XOMA Royalty Corp.	13,202	540,490
*	Zentalis Pharmaceuticals, Inc.	8,463	33,937
*	Zevra Therapeutics, Inc.	35,677	362,835
	Zimmer Biomet Holdings, Inc.	137,828	11,361,162
	Zoetis, Inc.	257,028	29,550,509
#*	Zymeworks, Inc.	52,708	1,451,578
TOTAL HEALTH CARE			3,209,460,257
INDUSTRIALS — (12.6%)
	3M Co.	233,316	34,185,460
#	A.O. Smith Corp.	163,105	10,086,413
#	AAON, Inc.	104,080	9,711,705
*	AAR Corp.	57,780	6,377,179
	ABM Industries, Inc.	113,043	4,612,154
	ACCO Brands Corp.	34,773	111,621
	Acuity, Inc.	51,134	14,817,099
	Advanced Drainage Systems, Inc.	119,804	17,880,747
		Shares	Value†
INDUSTRIALS — (Continued)
	Aebi Schmidt Holding AG	45,339	$526,839
	AECOM	151,570	12,747,037
*	AerSale Corp.	6,644	44,648
	AGCO Corp.	148,539	17,976,190
*	Air Industries Group	3,217	10,166
#	Alamo Group, Inc.	17,430	3,023,059
#*	Alaska Air Group, Inc.	131,785	5,154,111
	Albany International Corp., Class A	34,727	2,015,555
*	Allegiant Travel Co.	19,667	1,487,612
	Allegion PLC	89,351	12,283,975
	Allient, Inc.	23,164	1,764,634
	Allison Transmission Holdings, Inc.	196,572	26,409,448
*	Alpha Pro Tech Ltd.	8,900	40,940
	Alta Equipment Group, Inc.	2,786	21,592
#*	Amentum Holdings, Inc.	97,420	2,555,327
*	Ameresco, Inc., Class A	45,056	1,333,207
*	American Airlines Group, Inc.	336,899	3,945,087
*	American Superconductor Corp.	26,353	1,410,940
#*	American Woodmark Corp.	16,620	725,962
	AMETEK, Inc.	153,531	36,156,550
*	API Group Corp.	190,963	8,730,828
	Apogee Enterprises, Inc.	23,480	854,672
	Applied Industrial Technologies, Inc.	42,933	13,126,765
#	ArcBest Corp.	32,002	4,082,495
	Arcosa, Inc.	70,560	8,923,723
	Argan, Inc.	26,464	17,730,351
	Armstrong World Industries, Inc.	57,332	9,768,799
*	Art's-Way Manufacturing Co., Inc.	3,899	10,527
	Astec Industries, Inc.	28,117	1,828,167
*	Astronics Corp. (ATRO US)	32,863	2,346,418
*	Astronics Corp. (ATROB US), Class B	10,587	755,594
*	ATI, Inc.	185,772	28,880,115
	Atkore, Inc.	61,884	4,836,235
	Atmus Filtration Technologies, Inc.	39,370	2,496,058
78

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Automatic Data Processing, Inc.	276,301	$58,559,234
#*	Avis Budget Group, Inc.	10,215	1,845,544
*	Axon Enterprise, Inc.	24,976	10,034,358
	AZZ, Inc.	35,146	5,027,284
	Barrett Business Services, Inc.	29,493	929,914
	BGSF, Inc.	17,473	99,421
*	Bloom Energy Corp., Class A	177	50,155
*	Blue Bird Corp.	32,213	2,065,175
*	BlueLinx Holdings, Inc.	8,572	453,973
*	Boeing Co.	293,933	67,319,475
	Boise Cascade Co.	56,470	4,476,377
	Booz Allen Hamilton Holding Corp.	115,544	8,985,857
*	Bowman Consulting Group Ltd.	1,831	57,786
	Brady Corp., Class A	67,794	5,546,905
*	Bridger Aerospace Group Holdings, Inc.	6,274	12,736
*	BrightView Holdings, Inc.	85,940	1,022,686
	Brink's Co.	50,805	5,423,434
	Broadridge Financial Solutions, Inc.	77,537	11,939,147
*	Builders FirstSource, Inc.	194,534	15,385,694
	BWX Technologies, Inc.	115,982	25,097,345
*	CACI International, Inc., Class A	36,024	18,715,909
*	Cadeler AS (CDLR US), ADR	10,990	304,203
#	Cadre Holdings, Inc.	24,457	725,150
#	Carlisle Cos., Inc.	46,864	16,648,905
	Carpenter Technology Corp.	75,127	32,169,381
	Carrier Global Corp.	471,222	31,651,982
#*	Casella Waste Systems, Inc., Class A	31,382	2,487,024
#	Caterpillar, Inc.	395,971	352,457,747
*	CBIZ, Inc.	26,669	813,405
#*	CECO Environmental Corp.	67,908	5,034,699
	CH Robinson Worldwide, Inc.	109,709	19,946,193
#*	Cimpress PLC	17,085	1,511,339
	Cintas Corp.	170,603	29,806,050
*	Civeo Corp.	16,117	514,132
		Shares	Value†
INDUSTRIALS — (Continued)
*	Clean Harbors, Inc.	97,410	$30,458,159
	CNH Industrial NV	1,060,418	11,357,077
	Columbus McKinnon Corp.	27,958	431,951
	Comfort Systems USA, Inc.	28,673	52,765,488
	CompX International, Inc.	5,126	119,282
#	Concentrix Corp.	14,663	349,273
*	Concrete Pumping Holdings, Inc.	40,204	318,416
*	Conduent, Inc.	180,363	308,421
#*	Construction Partners, Inc., Class A	46,525	5,753,281
#	Copa Holdings SA, Class A	22,910	2,650,229
*	Copart, Inc.	353,405	11,701,240
*	Core & Main, Inc., Class A	118,482	5,967,938
*	Costamare Bulkers Holdings Ltd.	41,465	716,515
	Costamare, Inc.	249,679	4,149,665
	Covenant Logistics Group, Inc.	73,858	2,574,690
	CRA International, Inc.	13,210	2,080,179
	Crane Co.	66,290	11,781,722
	CSW Industrials, Inc.	19,724	5,743,629
	CSX Corp.	1,531,212	69,562,961
	Cummins, Inc.	101,469	68,086,714
	Curtiss-Wright Corp.	37,136	26,745,347
*	Custom Truck One Source, Inc.	20,854	205,412
	Deere & Co.	172,280	101,622,804
	Delta Air Lines, Inc.	567,330	38,572,767
	Deluxe Corp.	67,700	2,108,855
*	Distribution Solutions Group, Inc.	37,916	1,026,007
*	DLH Holdings Corp.	17,762	103,375
*	DNOW, Inc.	255,402	3,445,373
	Donaldson Co., Inc.	202,054	17,815,101
#	Douglas Dynamics, Inc.	33,855	1,561,731
	Dover Corp.	119,770	27,117,126
*	Ducommun, Inc.	28,421	4,033,793
*	DXP Enterprises, Inc.	18,046	3,081,355
*	Dycom Industries, Inc.	35,746	14,802,419
	Eastern Co.	10,629	232,350
	Eaton Corp. PLC	173,614	75,176,598
	EMCOR Group, Inc.	36,444	32,496,021
	Emerson Electric Co.	239,422	33,624,426
*	Energy Focus, Inc.	3,712	13,289
*	Energy Recovery, Inc.	40,044	443,287
79

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	60,742	$2,132,044
	EnerSys	56,009	11,944,479
	Ennis, Inc.	33,077	690,648
	Enpro, Inc.	22,794	6,645,591
*	Enviri Corp.	118,080	2,324,995
	Equifax, Inc.	63,541	11,052,322
	Esab Corp.	69,874	6,866,518
	ESCO Technologies, Inc.	44,193	14,316,322
	Espey Mfg. & Electronics Corp.	1,489	105,555
*	Everus Construction Group, Inc.	67,329	9,926,314
	EVI Industries, Inc.	100	1,857
*	ExlService Holdings, Inc.	167,057	5,325,777
	Expeditors International of Washington, Inc.	196,003	28,986,884
	Exponent, Inc.	50,240	3,360,554
	Fastenal Co.	883,668	39,703,203
	Federal Signal Corp.	69,987	8,617,499
	FedEx Corp.	207,996	83,886,867
	Ferguson Enterprises, Inc.	158,657	42,474,065
#	Flowserve Corp.	106,106	7,813,646
*	Fluor Corp.	148,053	7,898,628
	Fortive Corp.	219,909	13,148,359
#	Fortune Brands Innovations, Inc.	128,804	5,221,714
*	Forward Air Corp.	3,061	64,465
*	Franklin Covey Co.	13,297	281,896
	Franklin Electric Co., Inc.	51,229	5,132,634
*	FreightCar America, Inc.	4,172	34,377
#*	Frontier Group Holdings, Inc.	264,400	959,772
	FTAI Aviation Ltd.	38,186	9,533,899
#	FTAI Infrastructure, Inc.	11,714	71,983
*	FTI Consulting, Inc.	35,537	6,371,784
*	FuelCell Energy, Inc.	2,104	27,352
*	Gates Industrial Corp. PLC	108,211	2,771,284
	GATX Corp.	62,963	12,335,711
	GE Vernova, Inc.	87,657	94,972,853
#	Genco Shipping & Trading Ltd.	64,108	1,553,978
*	Gencor Industries, Inc.	17,443	259,552
*	Generac Holdings, Inc.	65,769	17,049,298
		Shares	Value†
INDUSTRIALS — (Continued)
	General Dynamics Corp.	131,153	$45,155,978
	General Electric Co.	350,629	101,657,866
	Genpact Ltd.	292,097	10,150,371
*	Gibraltar Industries, Inc.	41,935	1,636,723
	Global Industrial Co.	39,446	1,306,057
	Gorman-Rupp Co.	45,308	3,431,628
	Graco, Inc.	126,975	10,192,283
*	Graham Corp.	11,938	1,136,498
#	Granite Construction, Inc.	57,914	7,938,272
	Greenbrier Cos., Inc.	44,435	2,182,647
	Griffon Corp.	60,536	5,519,067
*	GXO Logistics, Inc.	164,712	9,409,997
*	Hayward Holdings, Inc.	213,543	3,205,280
*	Healthcare Services Group, Inc.	71,548	1,531,843
	Heartland Express, Inc.	32,196	430,782
	HEICO Corp. (HEI US)	28,002	7,558,300
	HEICO Corp. (HEIA US), Class A	34,159	7,139,914
	Helios Technologies, Inc.	37,299	2,551,252
#	Herc Holdings, Inc.	51,017	6,475,078
#	Hexcel Corp.	117,669	11,045,589
*	Hillman Solutions Corp.	155,432	1,268,325
	HireQuest, Inc.	1,136	13,144
#	HNI Corp.	67,848	2,479,166
	Honeywell International, Inc.	366,579	78,568,877
	Howmet Aerospace, Inc.	219,796	53,419,220
	Hub Group, Inc., Class A	87,153	3,819,916
	Hubbell, Inc.	53,722	27,299,909
*	Hudson Technologies, Inc.	52,997	331,761
	Huntington Ingalls Industries, Inc.	67,951	24,753,870
*	Hurco Cos., Inc.	6,927	116,097
*	Huron Consulting Group, Inc.	44,531	5,818,643
	Hyster-Yale, Inc.	14,752	582,261
*	IBEX Holdings Ltd.	825	22,894
	ICF International, Inc.	25,324	1,814,718
	IDEX Corp.	54,755	11,928,377
#*	IES Holdings, Inc.	16,492	10,622,167
	Illinois Tool Works, Inc.	209,372	54,020,070
80

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Ingersoll Rand, Inc.	284,769	$22,741,652
#*	Innodata, Inc.	20,089	848,358
*	Innovative Solutions & Support, Inc.	18,819	414,018
#	Insperity, Inc.	30,882	1,098,473
	Insteel Industries, Inc.	23,404	612,717
	Interface, Inc.	84,005	2,342,059
	ITT, Inc.	125,865	26,977,904
	Jacobs Solutions, Inc.	91,834	11,884,238
	JB Hunt Transport Services, Inc.	107,434	27,022,874
*	JELD-WEN Holding, Inc.	2,725	3,733
#*	JetBlue Airways Corp.	317,007	1,475,668
	Johnson Controls International PLC	429,175	62,672,425
#	Kadant, Inc.	13,833	4,054,867
	Karat Packaging, Inc.	2,625	75,311
	KBR, Inc.	245,783	9,214,405
	Kelly Services, Inc., Class A	39,368	384,232
	Kennametal, Inc.	92,060	3,563,643
	Kforce, Inc.	31,319	1,415,932
*	Kirby Corp.	91,815	13,821,830
	Knight-Swift Transportation Holdings, Inc.	262,535	17,038,521
	Korn Ferry	75,091	4,989,046
*	Kratos Defense & Security Solutions, Inc.	224,693	14,166,894
*	L.B. Foster Co., Class A	19,519	597,477
	L3Harris Technologies, Inc.	112,435	36,041,039
	Landstar System, Inc.	56,527	10,404,925
*	Legalzoom.com, Inc.	94,754	611,163
	Leidos Holdings, Inc.	123,636	18,448,964
	Lennox International, Inc.	30,964	16,562,334
	Leonardo DRS, Inc.	58,152	2,362,716
#*	Limbach Holdings, Inc.	15,171	1,513,611
	Lincoln Electric Holdings, Inc.	71,248	18,880,720
#	Lindsay Corp.	15,041	1,684,141
#*	Liquidity Services, Inc.	49,831	1,776,475
#*	Loar Holdings, Inc.	24,873	1,395,873
#	Lockheed Martin Corp.	185,891	96,285,961
	LSI Industries, Inc.	48,177	1,171,183
	Luxfer Holdings PLC	30,675	461,659
#*	Lyft, Inc., Class A	180,136	2,548,924
		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitowoc Co., Inc.	55,367	$752,438
	ManpowerGroup, Inc.	11,134	337,026
	Marten Transport Ltd.	118,631	1,788,955
#	Masco Corp.	170,498	12,245,166
*	MasTec, Inc.	98,161	38,680,342
*	Mastech Digital, Inc.	14,713	96,370
#*	Masterbrand, Inc.	170,387	1,530,075
*	Matrix Service Co.	40,462	547,046
	Matson, Inc.	48,999	8,546,896
	Maximus, Inc.	79,392	5,209,703
*	Mayville Engineering Co., Inc.	30,534	696,481
	McGrath RentCorp	13,682	1,512,545
*	Mercury Systems, Inc.	70,599	5,570,967
*	Microvast Holdings, Inc.	51,014	98,457
*	Middleby Corp.	54,751	7,684,850
	Miller Industries, Inc.	15,332	735,783
	MillerKnoll, Inc.	64,731	1,040,874
*	Mistras Group, Inc.	24,943	470,924
*	Mobile Infrastructure Corp.	1,737	3,196
*	Modine Manufacturing Co.	53,021	13,500,737
*	Montrose Environmental Group, Inc.	23,581	496,380
	Moog, Inc., Class A	40,753	12,279,286
	MSA Safety, Inc.	45,062	7,497,866
	MSC Industrial Direct Co., Inc., Class A	56,144	5,741,847
	Mueller Industries, Inc.	186,280	25,227,900
	Mueller Water Products, Inc., Class A	179,960	5,019,084
#*	MYR Group, Inc.	25,819	10,451,789
	National Presto Industries, Inc.	10,290	1,438,954
*	Nephros, Inc.	2,333	7,372
*	Nextpower, Inc., Class A	1	119
	NL Industries, Inc.	247,497	1,484,982
	Nordson Corp.	47,563	13,719,547
	Norfolk Southern Corp.	161,057	50,866,632
	Northrop Grumman Corp.	65,021	37,678,369
*	NPK International, Inc.	144,917	2,369,393
	nVent Electric PLC	218,795	31,265,805
*	NWPX Infrastructure, Inc.	14,566	1,432,420
81

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Old Dominion Freight Line, Inc.	107,692	$22,877,012
	Omega Flex, Inc.	6,370	200,782
*	OPENLANE, Inc.	152,877	4,806,453
*	Optex Systems Holdings, Inc.	1,457	15,648
*	Orion Energy Systems, Inc.	1,012	9,219
*	Orion Group Holdings, Inc.	52,747	718,414
	Oshkosh Corp.	106,973	16,719,880
	Otis Worldwide Corp.	266,929	20,788,431
	Owens Corning	164,827	20,329,762
	PACCAR, Inc.	417,696	49,622,285
*	PAMT Corp.	39,056	394,466
	Pangaea Logistics Solutions Ltd.	75,474	578,131
	Park Aerospace Corp.	28,858	977,132
	Parker-Hannifin Corp.	56,704	51,567,752
	Park-Ohio Holdings Corp.	28,070	812,627
#*	Parsons Corp.	77,127	3,887,972
	Paychex, Inc.	207,898	19,257,592
	Paycom Software, Inc.	36,043	4,568,811
*	Paylocity Holding Corp.	34,710	3,661,558
	Pentair PLC	274,046	22,118,253
*	Perma-Fix Environmental Services, Inc.	9,203	116,510
*	Perma-Pipe International Holdings, Inc.	8,588	281,085
#	Pitney Bowes, Inc.	84,335	1,303,819
#*	Planet Labs PBC	45,823	1,694,076
#*	Plug Power, Inc.	1,517,852	4,750,877
#	Powell Industries, Inc.	41,919	11,622,881
#*	Power Solutions International, Inc.	23,052	1,689,020
	Preformed Line Products Co.	10,082	3,349,745
	Primoris Services Corp.	97,174	17,603,070
*	Proto Labs, Inc.	34,869	2,259,860
	Quad/Graphics, Inc.	78,661	585,238
	Quanex Building Products Corp.	3,131	62,432
	Quanta Services, Inc.	49,210	35,813,562
*	Radiant Logistics, Inc.	76,452	642,961
*	RBC Bearings, Inc.	30,704	18,394,459
*	RCM Technologies, Inc.	10,846	339,371
	Regal Rexnord Corp.	116,184	24,983,046
		Shares	Value†
INDUSTRIALS — (Continued)
	Republic Services, Inc.	127,744	$26,726,600
*	Resideo Technologies, Inc.	217,232	8,986,888
	Resources Connection, Inc.	6,725	28,514
#	Robert Half, Inc.	65,070	1,731,513
*	Rocket Lab Corp.	129,459	10,681,662
	Rockwell Automation, Inc.	89,828	36,731,567
	Rollins, Inc.	285,473	15,909,410
	RTX Corp.	782,005	137,687,620
	Rush Enterprises, Inc. (RUSHA US), Class A	101,874	7,541,732
	Rush Enterprises, Inc. (RUSHB US), Class B	8,203	597,671
#*	RXO, Inc.	163,181	3,258,725
	Ryder System, Inc.	117,115	29,720,274
*	Saia, Inc.	20,044	8,996,148
	Schneider National, Inc., Class B	84,586	2,629,779
	Science Applications International Corp.	106,239	10,280,748
	Sensata Technologies Holding PLC	125,491	5,225,445
*	Shoals Technologies Group, Inc., Class A	158,831	1,261,118
*	SIFCO Industries, Inc.	3,251	52,829
	Simpson Manufacturing Co., Inc.	47,717	9,101,063
*	SiteOne Landscape Supply, Inc.	61,370	7,735,688
*	SkyWest, Inc.	69,236	5,685,660
	Snap-on, Inc.	60,102	23,043,107
	Southwest Airlines Co.	534,671	20,274,724
*	SPX Technologies, Inc.	54,810	11,998,457
	SS&C Technologies Holdings, Inc.	215,748	14,951,336
#*	StandardAero, Inc.	96,730	2,404,708
#	Standex International Corp.	13,075	3,569,475
	Stanley Black & Decker, Inc.	111,297	8,698,974
*	Star Equity Holdings, Inc.	9,838	97,101
82

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Infrastructure, Inc.	38,835	$20,024,103
*	Sun Country Airlines Holdings, Inc.	22,776	359,861
*	Sunrun, Inc.	238,088	3,030,860
*	Symbotic, Inc.	5,013	296,268
	TaskUS, Inc., Class A	41,945	271,804
*	Taylor Devices, Inc.	3,116	172,938
*	Team, Inc.	158	2,757
*	TechPrecision Corp.	875	3,693
	Tecnoglass, Inc.	51,080	2,200,526
*	Tecogen, Inc.	5,324	25,449
#	Tennant Co.	16,927	1,405,618
	Terex Corp.	178,287	11,089,451
	Tetra Tech, Inc.	300,592	9,715,133
	Textron, Inc.	189,605	18,194,496
*	Thermon Group Holdings, Inc.	68,199	4,125,358
#*	TIC Solutions, Inc.	93,154	851,428
	Timken Co.	122,501	13,584,136
*	Titan International, Inc.	95,454	727,359
*	Titan Machinery, Inc.	28,528	596,520
	Toro Co.	140,852	13,404,885
	Trane Technologies PLC	104,204	51,324,638
*	Transcat, Inc.	13,668	1,040,135
	TransDigm Group, Inc.	21,929	25,437,201
#	TransUnion	154,848	10,994,208
*	Trex Co., Inc.	123,443	4,838,966
	TriNet Group, Inc.	31,777	1,454,751
	Trinity Industries, Inc.	138,424	4,514,007
*	TrueBlue, Inc.	22,011	120,840
*	TTEC Holdings, Inc.	7,223	21,019
	Tutor Perini Corp.	107,309	9,971,152
	Twin Disc, Inc.	6,300	104,076
*	Uber Technologies, Inc.	416,151	31,049,026
	UFP Industries, Inc.	83,813	7,500,425
*	U-Haul Holding Co. (UHAL US)	14,594	749,548
	U-Haul Holding Co. (UHAL/B US)	268,808	12,819,454
#	UL Solutions, Inc., Class A	16,393	1,483,403
*	Ultralife Corp.	46,900	323,610
	UniFirst Corp.	20,281	5,181,998
	Union Pacific Corp.	360,082	97,034,897
*	United Airlines Holdings, Inc.	370,452	33,340,680
	United Parcel Service, Inc., Class B	313,810	34,142,528
	United Rentals, Inc.	74,207	71,226,847
		Shares	Value†
INDUSTRIALS — (Continued)
#	Universal Logistics Holdings, Inc.	46,008	$1,107,873
#*	Upwork, Inc.	99,946	1,034,441
*	V2X, Inc.	34,149	2,315,644
	Valmont Industries, Inc.	31,377	15,940,771
	Veralto Corp.	94,957	8,375,207
	Verisk Analytics, Inc.	85,774	15,824,445
*	Verra Mobility Corp.	141,626	2,100,314
	Vertiv Holdings Co., Class A	164,767	54,124,312
*	Vicor Corp.	27,067	7,288,331
	Virco Mfg. Corp.	24,607	149,118
#	VSE Corp.	25,241	4,333,375
	Wabash National Corp.	48,898	424,924
	Waste Management, Inc.	308,977	71,852,601
#	Watsco, Inc. (WSO US)	24,193	10,592,663
#»	Watsco, Inc. (WSO/B US), Class B	2,268	1,008,330
	Watts Water Technologies, Inc., Class A	31,544	9,468,247
#	Werner Enterprises, Inc.	99,801	3,679,663
	WESCO International, Inc.	72,551	25,329,005
	Westinghouse Air Brake Technologies Corp.	143,318	38,680,095
*	Willdan Group, Inc.	16,225	1,233,100
#	Willis Lease Finance Corp.	5,816	1,129,176
#	WillScot Holdings Corp.	393,813	8,915,926
	Woodward, Inc.	85,414	31,004,428
	Worthington Enterprises, Inc.	71,281	3,868,420
	WW Grainger, Inc.	42,192	48,999,679
#*	XPO, Inc.	171,972	37,856,196
	Xylem, Inc.	152,663	18,038,660
	Zurn Elkay Water Solutions Corp.	83,739	4,351,078
TOTAL INDUSTRIALS			5,184,795,751
INFORMATION TECHNOLOGY — (27.5%)
	A10 Networks, Inc.	69,031	1,841,747
	Accenture PLC, Class A	364,034	65,056,516
*	ACI Worldwide, Inc.	123,050	5,318,221
83

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ACM Research, Inc., Class A	33,096	$1,710,732
	Adeia, Inc.	148,227	4,721,030
*	Adobe, Inc.	241,954	59,544,879
*	ADTRAN Holdings, Inc.	55,927	989,349
	Advanced Energy Industries, Inc.	41,427	15,904,240
*	Advanced Micro Devices, Inc.	477,110	169,130,724
*	Agilysys, Inc.	6,628	424,590
*	Akamai Technologies, Inc.	146,922	15,130,028
*	Alarm.com Holdings, Inc.	44,070	1,957,149
#*	Allegro MicroSystems, Inc.	19,290	935,565
*	Alpha & Omega Semiconductor Ltd.	42,459	1,843,994
*	Ambarella, Inc.	44,733	3,077,630
	Amdocs Ltd.	145,637	9,418,345
	Amkor Technology, Inc.	454,930	31,731,367
	Amphenol Corp., Class A	596,382	87,829,177
*	Amtech Systems, Inc.	18,946	329,850
	Analog Devices, Inc.	179,571	72,234,230
*	Appfolio, Inc., Class A	6,447	1,077,229
	Apple, Inc.	7,483,922	2,030,762,235
	Applied Materials, Inc.	390,386	154,003,373
*	AppLovin Corp., Class A	96,950	43,273,632
*	Arista Networks, Inc.	277,188	47,873,139
*	Arrow Electronics, Inc.	90,430	16,985,467
*	Astera Labs, Inc.	10,074	1,961,811
*	AstroNova, Inc.	10,455	142,188
#*	Atlassian Corp., Class A	26,318	1,805,152
#*	Aurora Innovation, Inc.	511,854	3,009,702
*	Autodesk, Inc.	115,623	27,402,651
*	AvePoint, Inc.	75,915	740,171
*	Aviat Networks, Inc.	18,469	423,494
	Avnet, Inc.	154,978	12,787,235
*	Aware, Inc.	25,700	29,812
#*	Axcelis Technologies, Inc.	46,130	6,417,144
*	Backblaze, Inc., Class A	2,666	11,410
	Badger Meter, Inc.	26,800	3,240,388
	Bel Fuse, Inc. (BELFA US), Class A	172	41,873
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bel Fuse, Inc. (BELFB US), Class B	14,364	$3,962,166
	Belden, Inc.	45,232	5,087,695
	Benchmark Electronics, Inc.	53,369	4,378,926
#	Bentley Systems, Inc., Class B	124,053	4,046,609
*	Bill Holdings, Inc.	91,866	3,490,908
*	BK Technologies Corp.	343	33,051
*	Blackbaud, Inc.	39,378	1,463,680
#*	BlackLine, Inc.	32,648	1,020,250
*	Box, Inc., Class A	95,373	2,308,027
	Broadcom, Inc.	1,723,784	719,559,155
*	Cadence Design Systems, Inc.	82,599	27,223,804
*	Calix, Inc.	68,625	2,989,305
	CDW Corp.	121,804	16,676,186
*	Cerence, Inc.	35,848	326,217
#*	CEVA, Inc.	32,444	990,840
*	Ciena Corp.	266,377	140,535,178
#*	Cipher Digital, Inc.	17,984	319,036
*	Cirrus Logic, Inc.	58,733	9,578,178
	Cisco Systems, Inc.	2,518,417	230,435,155
#*	Cleanspark, Inc.	269,697	3,379,303
	Clear Secure, Inc., Class A	57,033	3,044,992
*	Clearfield, Inc.	15,439	446,033
*	ClearOne, Inc.	498	1,823
	Climb Global Solutions, Inc.	19,456	324,526
*	Cloudflare, Inc., Class A	49,127	10,069,561
*	Coda Octopus Group, Inc.	10,231	115,713
	Cognex Corp.	118,804	6,594,810
	Cognizant Technology Solutions Corp., Class A	359,012	18,991,735
*	Coherent Corp.	167,372	53,510,502
*	Cohu, Inc.	60,055	2,843,604
*	Comtech Telecommunications Corp.	42,900	151,008
*	Consensus Cloud Solutions, Inc.	18,918	489,598
	Corning, Inc.	481,047	79,007,159
*	Corsair Gaming, Inc.	36,773	249,689
*	CPI Card Group, Inc.	1,323	23,430
*	CPS Technologies Corp.	5,878	28,979
#	Crane NXT Co.	82,611	3,691,059
*	Credo Technology Group Holding Ltd.	107,108	18,637,863
84

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Crexendo, Inc.	2,746	$17,959
*	Crowdstrike Holdings, Inc., Class A	21,320	9,503,390
*	CS Disco, Inc.	20,700	89,631
	CSP, Inc.	12,078	112,205
	CTS Corp.	41,797	2,386,609
*	CVD Equipment Corp.	2,900	19,662
*	Daily Journal Corp.	1,274	673,640
*	Daktronics, Inc.	80,295	1,578,600
*	Data I/O Corp.	1,413	3,829
*	Datadog, Inc., Class A	59,682	7,889,364
	Dell Technologies, Inc., Class C	155,755	32,545,007
*	Diebold Nixdorf, Inc.	10,346	794,676
*	Digi International, Inc.	55,131	3,089,541
*	Digital Turbine, Inc.	77,088	272,121
#*	DigitalOcean Holdings, Inc.	57,174	5,513,289
*	Diodes, Inc.	66,733	7,150,441
*	Docusign, Inc.	144,150	6,629,458
	Dolby Laboratories, Inc., Class A	95,062	6,097,277
*	Dropbox, Inc., Class A	161,934	3,933,377
*	DXC Technology Co.	115,615	1,308,762
*	Dynatrace, Inc.	177,559	6,429,411
#*	Eastman Kodak Co.	59,640	795,001
*	eGain Corp.	4,291	32,440
*	Electro-Sensors, Inc.	465	3,553
#*	Enphase Energy, Inc.	60,191	1,983,895
#	Entegris, Inc.	78,364	11,079,102
#*	EPAM Systems, Inc.	36,480	4,150,694
	ePlus, Inc.	38,037	3,221,354
*	Everforth, Inc.	57,302	1,209,072
*	Everspin Technologies, Inc.	18,573	339,514
*	F5, Inc.	82,248	26,640,127
#*	Fabrinet	42,047	28,737,863
#*	Fair Isaac Corp.	11,967	12,266,175
*	Fastly, Inc., Class A	96,306	2,432,208
*	First Solar, Inc.	118,308	23,885,202
#*	Flex Ltd.	820,726	75,137,465
*	FormFactor, Inc.	113,062	15,368,518
*	Fortinet, Inc.	324,669	27,372,843
	Franklin Wireless Corp.	3,741	14,141
*	Frequency Electronics, Inc.	25,787	1,293,476
*	Gartner, Inc.	59,236	8,795,954
	Gen Digital, Inc.	525,234	10,131,764
*	GLOBALFOUNDRIES, Inc.	300	19,380
*	Globant SA	43,191	1,780,765
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	GoDaddy, Inc., Class A	96,685	$8,391,291
*	Grid Dynamics Holdings, Inc.	55,350	314,942
*	Guidewire Software, Inc.	61,761	8,547,105
	Hackett Group, Inc.	28,011	361,622
*	Harmonic, Inc.	165,481	1,891,448
	Hewlett Packard Enterprise Co.	1,228,466	35,342,967
#	HP, Inc.	730,980	15,248,243
*	HubSpot, Inc.	12,544	2,781,757
*	I3 Verticals, Inc., Class A	24,398	550,175
*	Ichor Holdings Ltd.	42,341	2,793,236
*	Identiv, Inc.	21,759	103,138
	Information Services Group, Inc.	35,495	144,820
*	Inseego Corp.	2,894	52,758
*	Insight Enterprises, Inc.	37,468	2,731,417
*	Intel Corp.	1,176,953	111,198,519
*	Intellicheck, Inc.	2,198	17,562
#	InterDigital, Inc.	52,968	15,708,190
	International Business Machines Corp.	581,076	134,216,934
*	inTEST Corp.	18,787	351,129
	Intuit, Inc.	93,442	36,302,217
#*	IPG Photonics Corp.	41,807	4,971,688
*	Itron, Inc.	86,456	7,245,013
	Jabil, Inc.	211,292	71,308,937
*	Key Tronic Corp.	11,279	32,032
*	Keysight Technologies, Inc.	131,770	46,107,641
*	Kimball Electronics, Inc.	32,710	883,497
	KLA Corp.	83,044	145,356,065
*	Knowles Corp.	250,585	7,815,746
	Kulicke & Soffa Industries, Inc.	56,061	4,793,216
*	KVH Industries, Inc.	19,953	181,572
*	Kyndryl Holdings, Inc.	122,959	1,699,293
	Lam Research Corp.	595,341	153,514,630
*	Lantronix, Inc.	49,076	329,300
#*	Lattice Semiconductor Corp.	76,327	9,333,266
*	LGL Group, Inc.	1,687	11,725
	Littelfuse, Inc.	34,202	13,823,422
*	LiveRamp Holdings, Inc.	80,469	2,352,109
#*	Lumentum Holdings, Inc.	49,437	44,607,994
85

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MACOM Technology Solutions Holdings, Inc.	54,561	$15,364,923
*	Manhattan Associates, Inc.	47,027	6,484,553
	Marvell Technology, Inc.	285,379	47,130,342
*	MaxLinear, Inc.	15,124	1,070,023
	Microchip Technology, Inc.	338,294	31,430,896
	Micron Technology, Inc.	449,454	232,439,631
	Microsoft Corp.	3,416,424	1,393,149,379
#*	Mirion Technologies, Inc.	171,453	3,386,197
*	Mitek Systems, Inc.	63,750	889,950
	MKS, Inc.	18,911	5,365,996
*	MongoDB, Inc.	48,829	12,247,778
	Monolithic Power Systems, Inc.	16,100	25,992,001
	Motorola Solutions, Inc.	85,717	37,632,335
*	M-Tron Industries, Inc.	843	56,296
	Napco Security Technologies, Inc.	35,917	1,679,120
#*	NCR Voyix Corp.	109,347	753,401
	NetApp, Inc.	197,406	21,866,663
*	NETGEAR, Inc.	51,441	1,299,914
*	NetScout Systems, Inc.	81,145	2,734,587
*	NetSol Technologies, Inc.	3,138	10,669
*	nLight, Inc.	53,000	3,702,050
*	Nortech Systems, Inc.	1,100	15,004
#*	Novanta, Inc.	37,575	4,867,090
*	Nutanix, Inc., Class A	24,462	1,000,251
	NVE Corp.	4,912	406,664
	NVIDIA Corp.	12,054,484	2,405,713,253
	NXP Semiconductors NV	125,000	36,698,750
*	Okta, Inc.	118,959	8,761,330
*	ON Semiconductor Corp.	448,097	45,172,659
#	OneSpan, Inc.	45,641	528,523
*	Onto Innovation, Inc.	49,055	14,474,168
*	Ooma, Inc.	15,345	250,430
*	Optical Cable Corp.	3,696	38,069
	Oracle Corp.	840,214	135,602,137
*	OSI Systems, Inc.	24,766	7,105,861
*	Ouster, Inc.	3,011	81,177
*	Palantir Technologies, Inc., Class A	598,388	83,241,755
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Palo Alto Networks, Inc.	175,795	$31,523,559
#*	PAR Technology Corp.	31,038	417,151
	PC Connection, Inc.	44,568	2,840,764
*	PDF Solutions, Inc.	42,635	1,826,910
	Pegasystems, Inc.	111,822	4,087,094
#*	Penguin Solutions, Inc.	99,545	3,027,163
*	Photronics, Inc.	249,607	12,350,554
*»	Pivotal Software, Inc.	44,266	0
*	Plexus Corp.	28,874	7,235,247
*	Porch Group, Inc.	18,315	176,373
	Power Integrations, Inc.	58,556	4,257,607
#*	Progress Software Corp.	81,080	2,258,078
*	PTC, Inc.	52,785	7,194,595
*	Pure Storage, Inc., Class A	219,289	15,668,199
*	Q2 Holdings, Inc.	25,988	1,318,891
	Qnity Electronics, Inc.	100,095	14,079,363
*	Qorvo, Inc.	100,716	9,489,462
	QUALCOMM, Inc.	799,925	143,650,531
*	Qualys, Inc.	42,629	3,705,739
	Ralliant Corp.	68,754	3,124,182
#*	Rambus, Inc.	126,395	14,549,328
*	Red Violet, Inc.	9,069	339,453
*	Research Solutions, Inc.	4,309	10,945
*	RF Industries Ltd.	9,040	131,351
*	Ribbon Communications, Inc.	102,669	271,046
	Richardson Electronics Ltd.	21,406	308,246
*	Rimini Street, Inc.	4,487	15,301
	RingCentral, Inc., Class A	42,221	1,698,129
#*	Riot Platforms, Inc.	300,094	5,173,621
*	Rogers Corp.	22,684	3,079,353
	Roper Technologies, Inc.	41,605	14,761,870
*	SailPoint, Inc.	41,273	471,338
#	Salesforce, Inc.	267,063	47,144,631
*	Samsara, Inc., Class A	83,561	2,401,543
*	Sandisk Corp.	64,796	71,049,462
*	Sanmina Corp.	85,659	18,658,243
*	ScanSource, Inc.	31,568	1,298,076
	Seagate Technology Holdings PLC	135,633	91,367,814
*	Semtech Corp.	8,823	926,856
86

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	SentinelOne, Inc., Class A	230,160	$3,259,066
*	ServiceNow, Inc.	176,631	15,598,284
*	Silicon Laboratories, Inc.	26,362	5,739,007
*	SiTime Corp.	1,440	809,496
#	Skyworks Solutions, Inc.	140,496	9,858,604
*	Snowflake, Inc.	47,465	6,477,549
*	SolarEdge Technologies, Inc.	1,831	78,477
*	Sono-Tek Corp.	1,304	7,146
*	Sprinklr, Inc., Class A	49,687	244,460
*	SPS Commerce, Inc.	4,949	277,738
#*	Super Micro Computer, Inc.	26,126	715,852
*	Synaptics, Inc.	47,161	4,413,798
*	Synopsys, Inc.	38,692	18,672,759
	TD SYNNEX Corp.	91,205	20,811,157
	TE Connectivity PLC	181,858	38,492,064
*	Teledyne Technologies, Inc.	34,282	22,141,030
*	Telos Corp.	13,385	57,154
*	Teradata Corp.	64,411	1,697,230
	Teradyne, Inc.	110,024	37,789,943
	Texas Instruments, Inc.	662,461	186,204,538
*	Trimble, Inc.	199,370	13,421,588
*	Trio-Tech International	3,050	42,914
*	TTM Technologies, Inc.	215,980	34,172,356
*	Turtle Beach Corp.	5,485	63,187
*	Twilio, Inc., Class A	189,660	28,081,060
*	Tyler Technologies, Inc.	19,177	6,542,042
#*	UiPath, Inc., Class A	253,006	2,605,962
*	Ultra Clean Holdings, Inc.	51,542	4,028,007
*	Unity Software, Inc.	255,990	6,763,256
	Universal Display Corp.	42,232	3,677,985
	Universal Safety Products, Inc.	651	3,873
#*	Veeco Instruments, Inc.	70,314	3,505,153
	VeriSign, Inc.	59,632	16,020,733
*	Vertex, Inc., Class A	16,257	201,099
*	Viant Technology, Inc., Class A	2,954	32,080
*	Viasat, Inc.	30,242	1,993,250
*	Viavi Solutions, Inc.	253,597	13,288,483
*	VirnetX Holding Corp.	497	6,650
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Vishay Intertechnology, Inc.	134,257	$3,889,425
*	Vishay Precision Group, Inc.	15,664	946,419
*	Vistance Networks, Inc.	81,116	1,037,879
	Vontier Corp.	198,935	7,137,788
	Western Digital Corp.	246,953	107,306,018
*	WidePoint Corp.	4,900	31,066
*	Workday, Inc., Class A	34,370	4,206,888
*	Xperi, Inc.	4,694	31,403
*	Yext, Inc.	83,448	322,109
*	Zebra Technologies Corp., Class A	38,403	8,689,063
#*	Zeta Global Holdings Corp., Class A	137,330	2,529,619
*	Zoom Communications, Inc.	167,231	16,246,492
*	Zscaler, Inc.	33,761	4,411,887
TOTAL INFORMATION TECHNOLOGY			11,316,401,572
MATERIALS — (2.9%)
	AdvanSix, Inc.	28,839	711,170
	Air Products & Chemicals, Inc.	96,372	28,916,419
#	Albemarle Corp.	71,400	14,044,380
	Alcoa Corp.	159,468	10,172,464
#*	Alpha Metallurgical Resources, Inc.	16,049	2,992,336
*	Alto Ingredients, Inc.	10,214	56,381
#	Amcor PLC	525,673	19,996,601
*	American Battery Technology Co.	17,463	59,025
*	American Biltrite, Inc.	7	560
*	American Vanguard Corp.	17,133	49,343
*	Ampco-Pittsburgh Corp.	3,606	39,378
	AptarGroup, Inc.	87,908	10,872,461
	Ardagh Metal Packaging SA	56,441	217,298
#*	Arq, Inc.	36,632	83,155
*	Ascent Industries Co.	10,249	149,328
	Ashland, Inc.	51,213	2,727,604
	Avery Dennison Corp.	90,910	14,902,876
	Avient Corp.	90,857	3,368,978
*	Axalta Coating Systems Ltd.	267,538	7,608,781
	Balchem Corp.	34,945	5,647,811
	Ball Corp.	234,590	14,328,757
87

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Cabot Corp.	104,656	$8,054,326
#	Caledonia Mining Corp. PLC	13,614	311,761
	Celanese Corp.	100,916	6,838,068
#*	Century Aluminum Co.	124,362	7,392,077
	CF Industries Holdings, Inc.	303,348	37,675,822
	Chemours Co.	59,998	1,616,946
#*	Clearwater Paper Corp.	248,011	3,400,231
#*	Cleveland-Cliffs, Inc.	393,231	4,010,956
*	Coeur Mining, Inc. CDE US	584,365	10,501,039
	Commercial Metals Co.	236,452	16,305,730
*	Compass Minerals International, Inc.	38,740	1,034,745
*	Core Molding Technologies, Inc.	11,422	307,823
	Corteva, Inc.	500,354	40,533,678
	CRH PLC (CRHCF US)	120,718	14,295,426
#	Crown Holdings, Inc.	194,990	19,169,467
*	Dakota Gold Corp.	62,653	337,073
	Dow, Inc.	389,993	15,790,817
	DuPont de Nemours, Inc.	200,190	9,140,675
	Eagle Materials, Inc.	58,559	12,303,832
	Eastman Chemical Co.	107,941	7,889,408
	Ecolab, Inc.	113,210	29,502,526
*	Ecovyst, Inc.	107,718	1,527,441
	Element Solutions, Inc.	233,693	9,952,985
	Flexible Solutions International, Inc.	2,175	13,485
*	Flotek Industries, Inc.	39,547	668,344
	FMC Corp.	8,698	133,775
	Fortitude Gold Corp.	38,385	190,006
	Freeport-McMoRan, Inc.	898,463	51,913,192
	Friedman Industries, Inc.	9,041	186,154
#	Graphic Packaging Holding Co.	396,892	3,782,381
	Greif, Inc. (GEF US), Class A	56,305	3,673,338
	Greif, Inc. (GEF/B US), Class B	12,571	1,008,697
#	Hawkins, Inc.	24,044	4,026,168
#	HB Fuller Co.	72,324	4,377,048
#	Hecla Mining Co.	607,740	10,951,475
	Huntsman Corp.	160,724	2,309,604
		Shares	Value†
MATERIALS — (Continued)
*	Ingevity Corp.	43,980	$3,350,836
	Innospec, Inc.	32,194	2,455,114
	International Flavors & Fragrances, Inc.	138,042	9,690,548
	International Paper Co.	246,517	7,499,047
*	Intrepid Potash, Inc.	16,241	642,656
	Kaiser Aluminum Corp.	17,878	3,046,948
*	Knife River Corp.	85,853	7,945,695
	Koppers Holdings, Inc.	29,486	1,203,913
	Kronos Worldwide, Inc.	54,176	403,069
	Linde PLC	225,284	112,898,824
	Louisiana-Pacific Corp.	100,741	7,272,493
*	LSB Industries, Inc.	96,268	1,434,393
	LyondellBasell Industries NV, Class A	184,555	13,767,803
	Martin Marietta Materials, Inc.	49,504	30,646,441
	Materion Corp.	29,828	5,482,685
	Mativ Holdings, Inc.	79,263	735,561
#*	McEwen, Inc.	39,548	857,401
	Mercer International, Inc.	79,611	89,164
*	Metallus, Inc.	60,053	1,155,420
	Minerals Technologies, Inc.	39,958	2,874,579
	Mosaic Co.	271,568	6,319,387
*	MP Materials Corp.	600	39,624
	Myers Industries, Inc.	48,943	1,008,715
#	NewMarket Corp.	13,839	9,349,905
	Newmont Corp.	619,239	68,791,261
	Nexa Resources SA	13,008	196,551
	Northern Technologies International Corp.	15,000	120,000
#	Nucor Corp.	264,924	59,684,728
*	O-I Glass, Inc.	218,244	1,988,203
	Olin Corp.	263,278	7,498,157
	Packaging Corp. of America	116,601	24,888,483
*	Perimeter Solutions, Inc.	75,499	2,287,620
#	PPG Industries, Inc.	183,526	19,912,571
	Quaker Chemical Corp.	11,162	1,516,804
#*	Ramaco Resources, Inc. (METC US), Class A	59,277	880,263
88

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ramaco Resources, Inc. (METCB US), Class B	1,911	$19,148
*	Ranpak Holdings Corp.	33,442	170,220
*	Rayonier Advanced Materials, Inc.	74,420	706,246
	Reliance, Inc.	85,810	31,106,125
††	Resolute Forest Products, Inc.	163,412	43,517
	Royal Gold, Inc.	91,793	21,422,650
	RPM International, Inc.	154,445	15,736,401
#	Ryerson Holding Corp.	118,524	3,284,300
	Scotts Miracle-Gro Co.	33,509	2,101,014
	Sensient Technologies Corp.	48,894	5,556,314
	Sherwin-Williams Co.	136,171	43,793,955
#	Silgan Holdings, Inc.	198,440	8,046,742
*	Smith-Midland Corp.	324	10,945
#	Smurfit Westrock PLC	241,279	9,262,701
	Solstice Advanced Materials, Inc.	91,644	7,510,226
	Sonoco Products Co.	106,841	5,337,776
#	Southern Copper Corp.	60,089	10,316,680
	Steel Dynamics, Inc.	282,821	64,669,850
	Stepan Co.	27,385	1,370,072
	SunCoke Energy, Inc.	99,777	680,479
	Sylvamo Corp.	55,207	2,358,995
*	Tredegar Corp.	44,013	422,525
	TriMas Corp.	57,794	2,139,534
	Tronox Holdings PLC	180,037	1,798,570
	U.S. Lime & Minerals, Inc.	38,873	4,185,456
	Vulcan Materials Co.	115,142	34,742,947
	Warrior Met Coal, Inc.	117,737	10,578,669
#	Westlake Corp.	56,735	6,540,411
#	Worthington Steel, Inc.	73,093	2,808,964
TOTAL MATERIALS			1,192,727,919
REAL ESTATE — (0.2%)
*	AMREP Corp.	6,773	186,596
*	CBRE Group, Inc., Class A	268,076	38,262,487
*	CKX Lands, Inc.	743	8,615
#*	Compass, Inc., Class A	286,476	2,168,623
*	Comstock Holding Cos., Inc.	3,056	48,896
		Shares	Value†
REAL ESTATE — (Continued)
*	CoStar Group, Inc.	182,832	$6,327,816
*	Cushman & Wakefield Ltd.	223,061	3,131,776
*	Douglas Elliman, Inc.	46,367	93,198
*	Five Point Holdings LLC, Class A	70,034	348,769
*	Forestar Group, Inc.	48,375	1,367,077
*	FRP Holdings, Inc.	22,294	468,397
*	Howard Hughes Holdings, Inc.	75,064	4,674,235
*	Jones Lang LaSalle, Inc.	74,364	23,657,419
*»	JW Mays, Inc.	900	36,297
	Kennedy-Wilson Holdings, Inc.	147,964	1,612,808
	Marcus & Millichap, Inc.	37,857	1,052,046
*	Maui Land & Pineapple Co., Inc.	7,480	116,090
	Newmark Group, Inc., Class A	183,514	2,958,246
*	RE/MAX Holdings, Inc., Class A	16,120	172,484
	RMR Group, Inc., Class A	1,407	25,059
*	Seaport Entertainment Group, Inc.	22,919	510,865
	St. Joe Co.	66,460	4,291,322
*	Stratus Properties, Inc.	6,238	188,762
*	Tejon Ranch Co.	30,042	587,922
*	Zillow Group, Inc. (Z US), Class C	133,735	5,937,834
*	Zillow Group, Inc. (ZG US), Class A	58,679	2,617,670
TOTAL REAL ESTATE			100,851,309
UTILITIES — (2.4%)
	AES Corp.	445,524	6,437,822
#	Alliant Energy Corp.	236,759	17,385,213
	Ameren Corp.	170,766	19,407,556
	American Electric Power Co., Inc.	250,917	34,403,230
	American States Water Co.	39,541	2,977,042
	American Water Works Co., Inc.	113,084	14,522,247
	Artesian Resources Corp., Class A	8,895	278,502
	Atmos Energy Corp.	101,357	19,255,803
	Avista Corp.	85,625	3,519,188
	Black Hills Corp.	55,728	4,195,761
89

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	California Water Service Group	60,013	$2,534,949
	CenterPoint Energy, Inc.	432,065	18,859,637
	Chesapeake Utilities Corp.	23,953	3,020,952
#	Clearway Energy, Inc. (CWEN US), Class C	76,238	3,076,966
	Clearway Energy, Inc. (CWENA US), Class A	22,076	892,533
	CMS Energy Corp.	214,302	16,445,535
	Consolidated Edison, Inc.	199,672	22,261,431
	Consolidated Water Co. Ltd.	16,044	514,210
	Constellation Energy Corp.	153,456	48,031,728
#	Dominion Energy, Inc.	283,960	18,315,420
	DTE Energy Co.	122,301	18,551,839
	Duke Energy Corp.	364,895	47,272,147
	Edison International	172,838	12,010,513
#	Entergy Corp.	262,726	30,978,023
	Essential Utilities, Inc.	218,873	8,360,949
	Evergy, Inc.	184,147	15,254,737
	Eversource Energy	211,057	14,921,730
	Exelon Corp.	445,235	20,476,358
	FirstEnergy Corp.	313,305	14,888,254
	Genie Energy Ltd., Class B	49,203	687,366
	H2O America	31,550	1,772,795
*	Hallador Energy Co.	58,262	904,809
*	Hawaiian Electric Industries, Inc.	79,096	1,191,977
#	IDACORP, Inc.	70,882	10,472,107
	MDU Resources Group, Inc.	299,729	6,752,894
	MGE Energy, Inc.	37,827	3,034,482
	Middlesex Water Co.	18,468	939,652
	National Fuel Gas Co.	76,220	6,431,444
	New Jersey Resources Corp.	139,233	7,840,210
	NextEra Energy, Inc.	957,284	93,698,958
	NiSource, Inc.	316,562	15,283,613
	Northwest Natural Holding Co.	28,983	1,536,099
	Northwestern Energy Group, Inc.	51,221	3,705,327
	NRG Energy, Inc.	297,968	46,357,861
	OGE Energy Corp.	219,381	10,705,793
	ONE Gas, Inc.	60,423	5,390,940
		Shares	Value†
UTILITIES — (Continued)
	Ormat Technologies, Inc.	87,585	$10,063,517
#	Otter Tail Corp.	44,316	3,954,760
#	PG&E Corp.	714,633	11,877,200
#	Pinnacle West Capital Corp.	99,372	10,306,864
	Portland General Electric Co.	120,995	6,283,270
	PPL Corp.	270,019	10,109,511
	Public Service Enterprise Group, Inc.	300,038	24,501,103
*	Pure Cycle Corp.	31,214	360,210
	RGC Resources, Inc.	7,658	174,066
	Sempra	295,714	28,128,316
	Southern Co.	522,350	50,511,245
	Southwest Gas Holdings, Inc.	58,444	5,496,658
	Spire, Inc.	56,789	5,178,021
*	Spruce Power Holding Corp.	3,813	12,697
*	Talen Energy Corp.	13,640	5,079,809
#	UGI Corp.	143,715	5,186,674
	Unitil Corp.	18,042	946,483
	Vistra Corp.	677,453	106,929,182
	WEC Energy Group, Inc.	187,263	22,085,798
#	Xcel Energy, Inc.	324,279	26,898,943
	York Water Co.	13,707	397,777
TOTAL UTILITIES			990,238,706
TOTAL COMMON STOCKS			39,800,717,930
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	GameStop Corp. Warrants 10/30/2026	7,862	28,854
TOTAL RIGHTS/WARRANTS			28,854

MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	361,181,307	361,181,307
TOTAL INVESTMENT SECURITIES (Cost $10,774,341,380)			40,161,928,091
90

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	89,336,845	$1,033,180,610
TOTAL INVESTMENTS — (100.0%)
(Cost $11,807,529,457)			$41,195,108,701
As of April 30, 2026, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	960	06/18/26	$323,927,339	$347,700,000	$23,772,661
Total Futures Contracts			$323,927,339	$347,700,000	$23,772,661
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$3,610,630,238	$39,568	—	$3,610,669,806
Consumer Discretionary	3,928,906,000	—	—	3,928,906,000
Consumer Staples	2,102,920,273	324,741	—	2,103,245,014
Energy	2,179,931,466	—	—	2,179,931,466
Financials	5,983,490,130	—	—	5,983,490,130
Health Care	3,208,699,253	3	$761,001	3,209,460,257
Industrials	5,183,787,421	1,008,330	—	5,184,795,751
Information Technology	11,316,401,572	—	—	11,316,401,572
Materials	1,192,684,402	—	43,517	1,192,727,919
Real Estate	100,815,012	36,297	—	100,851,309
Utilities	990,238,706	—	—	990,238,706
Rights/Warrants
Consumer Discretionary	—	28,854	—	28,854
Securities Lending Collateral	—	1,033,180,610	—	1,033,180,610
Money Market Funds	361,181,307	—	—	361,181,307
Total Investments in Securities	$40,159,685,780	$1,034,618,403	$804,518˂˃	$41,195,108,701
Financial Instruments
Assets
Futures Contracts**	23,772,661	—	—	23,772,661
Total Financial Instruments	$23,772,661	—	—	$23,772,661
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
91

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (7.6%)
	Alphabet, Inc. (GOOG US), Class C	1,404,009	$536,247,197
	Alphabet, Inc. (GOOGL US), Class A	1,954,117	751,944,222
*	AMC Global Media, Inc.	10,194	86,547
*	Angi, Inc.	2,132	15,649
*	Anterix, Inc.	18,714	904,260
#	Array Digital Infrastructure, Inc.	66,939	3,326,199
#*	AST SpaceMobile, Inc.	46,758	3,455,416
	AT&T, Inc.	3,832,947	100,154,905
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	15,333	811,422
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	71,337	3,524,761
	ATN International, Inc.	13,066	364,933
*	Bandwidth, Inc., Class A	50,818	1,870,611
*	Boston Omaha Corp., Class A	13,096	157,414
*	Bumble, Inc., Class A	52,474	217,767
#*	Cable One, Inc.	5,829	533,295
*	Cargurus, Inc.	139,163	5,073,883
#*	Cars.com, Inc.	88,339	970,846
#*	Charter Communications, Inc., Class A	106,511	17,592,422
	Cinemark Holdings, Inc.	270,650	7,989,588
	Comcast Corp., Class A	3,103,081	83,907,310
*	comScore, Inc.	1,520	11,050
*	Creative Realities, Inc.	18,097	66,054
	CuriosityStream, Inc.	4,145	13,057
*	DHI Group, Inc.	723,722	1,729,696
*	DoubleVerify Holdings, Inc.	19,508	214,978
#*	EchoStar Corp., Class A	11,830	1,456,746
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Electronic Arts, Inc.	15,872	$3,212,017
	Entravision Communications Corp., Class A	136,775	515,642
*	EverQuote, Inc., Class A	38,311	552,445
*	EW Scripps Co., Class A	13,865	66,413
	Fox Corp. (FOX US), Class B	241,620	13,777,172
	Fox Corp. (FOXA US), Class A	282,235	17,919,100
*	Gaia, Inc.	2,534	7,931
*	GCI Liberty, Inc. (GLBKV US), Class C	61,416	2,103,498
*	GCI Liberty, Inc. (GLIBA US), Class A	3,103	108,171
*	GDEV, Inc.	329	5,228
*	Gogo, Inc.	127,054	531,086
	Gray Media, Inc. GTN US	161,671	911,824
	Gray Media, Inc. GTNA US, Class A	3,160	33,812
#*	Grindr, Inc.	34,748	464,581
*	Harte Hanks, Inc.	3,652	10,116
	IDT Corp., Class B	115,046	5,769,557
#*	IMAX Corp.	76,276	2,900,014
	Iridium Communications, Inc.	116,911	4,567,713
*	IZEA Worldwide, Inc.	3,176	13,022
	John Wiley & Sons, Inc. (WLY US), Class A	55,404	2,267,686
*	Liberty Broadband Corp. (LBRDA US), Class A	22,116	849,918
*	Liberty Broadband Corp. (LBRDK US), Class C	144,529	5,562,921
#*	Liberty Global Ltd. (LBTYA US), Class A	278,794	3,228,435
*	Liberty Global Ltd. (LBTYK US), Class C	240,544	2,727,769
92

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd. (LILA US), Class A	164,884	$1,338,858
*	Liberty Latin America Ltd. (LILAK US), Class C	182,767	1,518,794
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,498	118,642
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	189,609	16,296,894
*	Lionsgate Studios Corp.	440,433	5,478,987
#*	Live Nation Entertainment, Inc.	129,375	20,433,488
*	Lumen Technologies, Inc.	840,147	7,426,900
*	Madison Square Garden Entertainment Corp.	45,299	3,031,409
#*	Magnite, Inc.	362,636	4,647,180
	Marcus Corp.	43,139	760,109
	Match Group, Inc.	194,094	7,262,997
*	MediaAlpha, Inc., Class A	38,656	328,963
	Meta Platforms, Inc., Class A	1,194,962	731,209,197
*	Motorsport Games, Inc., Class A	2,155	9,267
*	Netflix, Inc.	821,900	76,938,059
	New York Times Co., Class A	223,436	17,658,147
#	News Corp. (NWS US), Class B	260,357	7,935,681
	News Corp. (NWSA US), Class A	299,394	7,880,050
	Nexstar Media Group, Inc.	79,767	16,602,703
*»	Old Market Capital Corp.	4,633	19,459
	Omnicom Group, Inc.	386,826	29,677,291
#*	Optimum Communications, Inc., Class A	17,283	27,307
#	Paramount Skydance Corp., Class B	62,625	641,280
*	PodcastOne, Inc.	6,635	22,625
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	PubMatic, Inc., Class A	43,513	$425,557
*	QuinStreet, Inc.	57,994	740,003
*	Reddit, Inc., Class A	80,533	11,856,874
*	Reservoir Media, Inc.	17,174	172,770
*	ROBLOX Corp., Class A	29,740	1,643,432
*	Roku, Inc.	109,871	12,806,564
	Saga Communications, Inc., Class A	13,087	147,621
#	Scholastic Corp.	39,313	1,586,673
#	Shenandoah Telecommunications Co.	86,234	1,356,461
#	Shutterstock, Inc.	60,529	978,754
#	Sinclair, Inc.	71,073	1,105,185
#	Sirius XM Holdings, Inc.	281,847	7,592,958
#*	Sphere Entertainment Co.	59,948	8,539,593
	Spok Holdings, Inc.	26,622	284,589
*	Spotify Technology SA	15,222	6,797,384
#*	Stagwell, Inc.	126,033	790,227
*	Starz Entertainment Corp.	29,360	538,462
*	Take-Two Interactive Software, Inc.	39,144	8,367,421
*	TechTarget, Inc.	16,465	94,509
	Telephone & Data Systems, Inc.	181,562	8,181,184
*	Thryv Holdings, Inc.	11,605	41,546
	TKO Group Holdings, Inc.	40,100	7,462,209
	T-Mobile U.S., Inc.	313,468	61,282,994
	Townsquare Media, Inc., Class A	15,039	97,152
*	Trade Desk, Inc., Class A	40,711	960,373
*	Travelzoo	25,645	251,065
#*	TripAdvisor, Inc.	158,673	1,766,031
*	USA TODAY Co., Inc.	256,788	1,856,577
	Verizon Communications, Inc.	2,082,282	100,012,004
*	Versant Media Group, Inc.	124,123	4,988,503
	Walt Disney Co.	653,483	67,798,861
*	Warner Bros Discovery, Inc.	1,421,448	38,450,168
	Warner Music Group Corp., Class A	117,742	3,328,566
#*	Yelp, Inc.	79,091	2,182,912
93

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Zedge, Inc., Class B	8,399	$27,969
#*	Ziff Davis, Inc.	71,819	3,286,437
*	ZoomInfo Technologies, Inc.	125,613	785,081
TOTAL COMMUNICATION SERVICES			2,916,595,255
CONSUMER DISCRETIONARY — (8.7%)
#*	1-800-Flowers.com, Inc., Class A	57,442	203,345
*	1stdibs.com, Inc.	8,519	39,443
*	Abercrombie & Fitch Co., Class A	116,159	9,914,171
	Academy Sports & Outdoors, Inc.	107,625	5,902,155
#	Acushnet Holdings Corp.	140,361	13,589,752
*	Adient PLC	105,718	2,225,364
	ADT, Inc.	1,028,215	7,742,459
#	Advance Auto Parts, Inc.	83,563	4,972,834
*	Airbnb, Inc., Class A	41,023	5,757,988
*	Amazon.com, Inc.	3,177,257	842,163,740
	AMCON Distributing Co.	1,752	155,665
#	American Eagle Outfitters, Inc.	311,671	5,429,309
*	American Outdoor Brands, Inc.	23,419	220,373
*	American Public Education, Inc.	32,878	1,911,856
*	America's Car-Mart, Inc.	10,586	129,255
*	Aptiv PLC	221,083	13,322,462
	Aramark	369,099	16,864,133
#	Arhaus, Inc.	63,533	470,144
*	Ark Restaurants Corp.	7,366	48,837
	Arko Corp.	121,831	804,085
*	Asbury Automotive Group, Inc.	35,585	7,248,309
	Autoliv, Inc.	147,349	17,082,170
*	AutoNation, Inc.	105,335	22,371,047
*	AutoZone, Inc.	4,708	17,438,573
	Bassett Furniture Industries, Inc.	18,048	263,140
	Bath & Body Works, Inc.	149,394	2,904,219
*	Beachbody Co., Inc.	1,034	15,469
*	Beazer Homes USA, Inc.	56,852	1,227,435
*	Bed Bath & Beyond, Inc.	7,600	37,240
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Best Buy Co., Inc.	380,018	$22,987,289
*	Biglari Holdings, Inc. (BH US), Class B	2,443	755,498
*	Biglari Holdings, Inc. (BH/A US), Class A	308	502,098
#*	Birkenstock Holding PLC	189,206	7,329,840
*	BJ's Restaurants, Inc.	33,928	1,302,835
	Bloomin' Brands, Inc.	59,156	360,852
	Booking Holdings, Inc.	233,250	39,269,970
*	Boot Barn Holdings, Inc.	46,148	7,912,075
	BorgWarner, Inc.	292,283	16,651,362
*»	Bowl America, Inc.	3,937	0
#	Boyd Gaming Corp.	72,511	6,304,831
*	Bright Horizons Family Solutions, Inc.	61,101	4,955,902
	Brightstar Lottery PLC	98,836	1,297,717
*	Brinker International, Inc.	65,978	10,044,491
	Brunswick Corp.	84,867	6,742,683
	Buckle, Inc.	109,039	6,063,659
#	Build-A-Bear Workshop, Inc.	28,000	1,034,320
#*	Burlington Stores, Inc.	57,670	18,454,977
*	Caesars Entertainment, Inc.	16,788	466,706
	Caleres, Inc.	52,211	683,964
*	Callaway Golf Co.	294,396	4,504,259
	Camping World Holdings, Inc., Class A	21,200	173,628
*	Capri Holdings Ltd.	55,549	1,083,761
*	CarMax, Inc.	166,626	6,550,068
	Carnival Corp.	1,005,716	26,661,531
	Carriage Services, Inc.	28,625	1,405,487
	Carter's, Inc.	51,574	1,862,853
#*	Carvana Co.	50,254	19,890,533
#*	Cava Group, Inc.	22,821	2,131,710
*	Cavco Industries, Inc.	11,824	5,994,768
	Century Communities, Inc.	52,752	2,955,167
*	Champion Homes, Inc.	93,765	7,147,706
#	Cheesecake Factory, Inc.	113,900	7,160,893
*	Chewy, Inc., Class A	219,150	5,570,793
*	Chipotle Mexican Grill, Inc.	567,755	19,297,992
94

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Choice Hotels International, Inc.	67,361	$6,674,128
#	Churchill Downs, Inc.	80,515	8,131,210
*	Citi Trends, Inc.	15,150	737,956
	Clarus Corp.	4,029	10,496
#	Columbia Sportswear Co.	92,293	5,622,490
*	Cooper-Standard Holdings, Inc.	17,939	539,426
*	Coupang, Inc.	183,652	3,669,367
#*	Coursera, Inc.	238,381	1,418,367
*	Covista, Inc.	73,590	8,479,040
#	Cracker Barrel Old Country Store, Inc.	23,961	750,458
	Cricut, Inc., Class A	9,144	39,411
*	Crocs, Inc.	51,021	5,203,122
	Crown Crafts, Inc.	3,959	10,808
*	Culp, Inc.	17,123	56,335
	Dana, Inc.	236,314	8,613,645
	Darden Restaurants, Inc.	148,823	29,847,941
*	Dauch Corp.	138,632	791,589
#*	Dave & Buster's Entertainment, Inc.	26,674	300,616
*	Deckers Outdoor Corp.	148,906	15,218,193
#	Designer Brands, Inc., Class A	47,506	356,295
#	Dick's Sporting Goods, Inc.	114,303	25,937,637
#	Dillard's, Inc., Class A	18,764	10,680,844
#	Dine Brands Global, Inc.	12,036	334,360
	Domino's Pizza, Inc.	19,533	6,629,891
#*	DoorDash, Inc., Class A	95,377	16,085,331
*	Dorman Products, Inc.	46,672	5,251,067
	DR Horton, Inc.	140,384	21,599,482
#*	Dream Finders Homes, Inc., Class A	48,473	707,706
#*	Driven Brands Holdings, Inc.	163,354	2,216,714
*	Duluth Holdings, Inc., Class B	55,500	183,150
#*	Dutch Bros, Inc., Class A	75,299	4,330,445
	eBay, Inc.	546,889	56,592,074
*	El Pollo Loco Holdings, Inc.	41,120	555,942
*	Envela Corp.	1,211	21,326
#	Escalade, Inc.	37,461	700,521
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ethan Allen Interiors, Inc.	36,802	$785,355
*	Etsy, Inc.	82,026	5,277,553
*	European Wax Center, Inc., Class A	1,277	7,407
	Expedia Group, Inc.	85,082	21,131,816
*	Figs, Inc., Class A	297,968	4,457,601
*	First Watch Restaurant Group, Inc.	85,044	1,115,777
*	Five Below, Inc.	87,336	20,581,602
	Flanigan's Enterprises, Inc.	2,891	92,830
	Flexsteel Industries, Inc.	11,513	636,669
#*	Floor & Decor Holdings, Inc., Class A	109,958	5,321,967
*	Flutter Entertainment PLC	61,902	6,681,083
	Ford Motor Co.	3,518,977	42,509,242
*	Fox Factory Holding Corp.	62,403	1,107,653
*	Frontdoor, Inc.	104,227	7,153,099
#*	Full House Resorts, Inc.	23,954	57,969
*	Funko, Inc., Class A	72,610	320,210
#*	GameStop Corp., Class A	400,026	9,980,649
#	Gap, Inc.	500,041	12,296,008
	Garmin Ltd.	155,286	38,998,526
	Garrett Motion, Inc.	213,868	5,477,159
	General Motors Co.	1,015,788	78,103,939
*	Genesco, Inc.	19,171	680,379
	Gentex Corp.	411,763	9,515,843
*	Gentherm, Inc.	48,361	1,455,666
	Genuine Parts Co.	154,439	16,560,494
#*	GigaCloud Technology, Inc., Class A	29,988	1,334,166
	G-III Apparel Group Ltd.	91,340	2,848,895
#*	Global Business Travel Group I	167,784	983,214
	Gold.com, Inc.	35,581	1,607,905
*	Goodyear Tire & Rubber Co.	390,199	2,762,609
	Graham Holdings Co., Class B	6,179	6,935,989
*	Grand Canyon Education, Inc.	49,346	8,342,928
*	Green Brick Partners, Inc.	32,030	2,160,103
95

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Group 1 Automotive, Inc.	21,680	$7,736,942
#*	Groupon, Inc.	34,714	493,286
	H&R Block, Inc.	159,291	5,054,303
	Hamilton Beach Brands Holding Co., Class A	17,801	370,439
#	Harley-Davidson, Inc.	197,484	4,717,893
	Hasbro, Inc.	121,667	11,660,565
	Haverty Furniture Cos., Inc. (HVT US)	17,885	395,974
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	2,523	56,767
*	Helen of Troy Ltd.	32,388	749,782
*	Hilton Grand Vacations, Inc.	122,504	5,754,013
	Hilton Worldwide Holdings, Inc.	86,401	27,999,972
*	Holley, Inc.	159,869	527,568
	Home Depot, Inc.	456,996	150,260,285
	Hooker Furnishings Corp.	21,195	257,519
*	Hovnanian Enterprises, Inc., Class A	300	33,732
#	Hyatt Hotels Corp., Class A	43,346	7,263,489
	Installed Building Products, Inc.	41,095	11,857,962
	JAKKS Pacific, Inc.	6,158	133,998
	Jerash Holdings U.S., Inc.	3,471	12,114
	Johnson Outdoors, Inc., Class A	19,440	1,023,127
#	KB Home	116,694	6,183,615
#	Kohl's Corp.	145,821	2,066,284
	Kontoor Brands, Inc.	76,057	5,579,541
*	Koss Corp.	2,964	12,834
#*	Kura Sushi USA, Inc., Class A	10,442	575,041
#	Lakeland Industries, Inc.	17,245	175,382
*	Lands' End, Inc.	58,457	659,980
	Las Vegas Sands Corp.	262,523	14,336,381
*	Latham Group, Inc.	9,398	57,046
*	Laureate Education, Inc.	256,252	7,711,904
*††	Lazare Kaplan International, Inc.	3,667	0
#	La-Z-Boy, Inc.	82,744	2,874,527
#	LCI Industries	44,099	5,257,483
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lear Corp.	82,072	$10,433,813
*	Legacy Housing Corp.	9,372	203,841
	Leggett & Platt, Inc.	65,218	708,920
	Lennar Corp. (LEN US), Class A	239,617	21,637,415
#	Lennar Corp. (LENB US), Class B	17,295	1,528,532
	Levi Strauss & Co., Class A	125,939	2,805,921
*	LGI Homes, Inc.	33,382	1,634,717
*	Liberty Live Holdings, Inc., Class A	25,309	2,308,434
*	Liberty Live Holdings, Inc., Class C	69,306	6,487,042
#*	Life Time Group Holdings, Inc.	306,538	8,218,284
	Lifetime Brands, Inc.	42,821	289,042
*	Lincoln Educational Services Corp.	47,910	1,971,017
*	Lindblad Expeditions Holdings, Inc.	48,100	891,293
	Lithia Motors, Inc.	44,086	12,790,230
*	Live Ventures, Inc.	807	10,862
#	LKQ Corp.	316,865	10,006,597
*	Lovesac Co.	7,246	114,559
	Lowe's Cos., Inc.	84,912	20,276,136
*	Lululemon Athletica, Inc.	89,835	12,370,279
*	M/I Homes, Inc.	28,770	3,782,967
	Macy's, Inc.	573,706	11,215,952
*	Malibu Boats, Inc., Class A	34,818	891,341
	Marine Products Corp.	34,135	270,349
*	MarineMax, Inc.	36,300	1,043,262
	Marriott International, Inc., Class A	77,376	27,986,125
#	Marriott Vacations Worldwide Corp.	56,853	4,093,985
*	MasterCraft Boat Holdings, Inc.	20,998	490,303
*	Mattel, Inc.	364,456	5,495,996
	Matthews International Corp., Class A	12,765	364,313
	McDonald's Corp.	153,898	45,182,914
	Meritage Homes Corp.	130,018	8,755,412
*	MGM Resorts International	257,788	10,038,265
#*	Mister Car Wash, Inc.	115,078	814,752
#*	Mobileye Global, Inc., Class A	120,035	1,043,104
96

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	83,756	$8,841,283
	Monarch Casino & Resort, Inc.	6,743	800,327
#	Monro, Inc.	40,984	719,679
*	Motorcar Parts of America, Inc.	39,391	441,967
	Movado Group, Inc.	27,900	759,996
	Murphy USA, Inc.	28,081	16,511,628
*	National Vision Holdings, Inc.	108,899	2,528,635
	Newell Brands, Inc.	492,660	2,010,053
	NIKE, Inc., Class B	377,528	16,747,142
#*	Norwegian Cruise Line Holdings Ltd.	583,336	10,605,048
*	NVR, Inc.	3,563	22,503,445
*	Ollie's Bargain Outlet Holdings, Inc.	112,120	9,699,501
	OneSpaWorld Holdings Ltd.	150,098	3,701,417
*	O'Reilly Automotive, Inc.	127,871	12,710,377
#	Oxford Industries, Inc.	18,801	805,435
#	Papa John's International, Inc.	38,399	1,389,660
#	Patrick Industries, Inc.	69,557	6,468,801
*	Penn Entertainment, Inc.	100,413	1,753,211
#	Penske Automotive Group, Inc.	122,127	20,947,223
	Perdoceo Education Corp.	116,936	3,968,808
*	Petco Health & Wellness Co., Inc.	212,457	603,378
	Phinia, Inc.	68,929	4,973,227
*	Planet Fitness, Inc., Class A	113,380	7,559,045
#	Polaris, Inc.	64,405	4,268,119
	Pool Corp.	38,496	8,211,967
	PulteGroup, Inc.	169,615	20,754,091
*	Pursuit Attractions & Hospitality, Inc.	38,371	1,614,652
	PVH Corp.	68,337	6,248,735
#*	QuantumScape Corp.	647,488	4,720,187
	Ralph Lauren Corp.	58,151	20,855,275
*	Rave Restaurant Group, Inc.	478	1,324
	RCI Hospitality Holdings, Inc.	15,909	398,043
*	Red Robin Gourmet Burgers, Inc.	3,175	11,112
	Red Rock Resorts, Inc., Class A	89,349	4,821,272
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Revolve Group, Inc.	49,224	$1,252,751
#*	RH	30,257	3,992,714
#*	Rivian Automotive, Inc., Class A	947,172	15,533,621
	Rocky Brands, Inc.	14,995	549,867
	Ross Stores, Inc.	270,627	61,646,124
#	Royal Caribbean Cruises Ltd.	193,845	51,128,557
*	Rush Street Interactive, Inc.	54,237	1,524,060
#*	Sally Beauty Holdings, Inc.	133,358	1,891,016
#*	Savers Value Village, Inc.	134,022	1,132,486
	Service Corp. International	224,107	18,159,390
*	Shake Shack, Inc., Class A	28,583	2,928,614
#*	SharkNinja, Inc.	143,264	16,551,290
	Shoe Carnival, Inc.	53,239	985,986
	Signet Jewelers Ltd.	73,963	6,584,926
#*	Sleep Number Corp.	2,504	7,537
	Smith & Wesson Brands, Inc.	88,250	1,371,405
*	Smith Douglas Homes Corp.	839	11,897
#*	Solid Power, Inc.	311,904	1,076,069
	Somnigroup International, Inc.	317,043	24,050,882
#	Sonic Automotive, Inc., Class A	43,185	3,400,819
*	Sonos, Inc.	139,291	2,065,686
	Standard Motor Products, Inc.	39,994	1,494,576
	Starbucks Corp.	218,009	22,962,888
	Steven Madden Ltd.	110,075	4,134,417
*	Stitch Fix, Inc., Class A	195,113	710,211
*	Stoneridge, Inc.	21,394	149,758
	Strategic Education, Inc.	42,698	3,347,523
*	Strattec Security Corp.	7,575	570,094
*	Stride, Inc.	128,691	12,503,618
	Sturm Ruger & Co., Inc.	27,266	1,182,799
	Superior Group of Cos., Inc.	44,530	502,298
#*	Sweetgreen, Inc., Class A	61,750	424,840
*	Sypris Solutions, Inc.	1,331	4,432
	Tandy Leather Factory, Inc.	5,968	13,965
	Tapestry, Inc.	323,864	46,973,235
97

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Target Hospitality Corp.	11,637	$169,202
*	Taylor Morrison Home Corp.	276,729	16,808,519
*	Tesla, Inc.	233,270	89,022,830
	Texas Roadhouse, Inc.	88,442	14,238,278
#	Thor Industries, Inc.	72,381	5,720,994
#*	Tilly's, Inc., Class A	51,953	211,449
	TJX Cos., Inc.	603,053	94,528,558
	Toll Brothers, Inc.	196,569	27,940,318
*	TopBuild Corp.	68,601	30,369,663
	Tractor Supply Co.	477,200	16,749,720
	Travel & Leisure Co.	69,953	4,523,161
#*	Udemy, Inc.	65,303	309,536
*	Ulta Beauty, Inc.	38,200	20,531,736
#*	Under Armour, Inc. (UA US), Class C	340,368	2,066,034
#*	Under Armour, Inc. (UAA US), Class A	273,233	1,718,636
*	Unifi, Inc.	23,073	83,986
#*	United Parks & Resorts, Inc.	61,139	2,155,150
*	Universal Technical Institute, Inc.	81,708	3,066,501
	Upbound Group, Inc.	80,083	1,582,440
*	Urban Outfitters, Inc.	244,921	17,227,743
#	Vail Resorts, Inc.	48,486	6,166,449
#*	Valvoline, Inc.	228,066	7,578,633
*	Vera Bradley, Inc.	44,423	182,579
*	Versigent PLC	73,694	2,577,079
	VF Corp.	352,433	6,671,557
*	Victoria's Secret & Co.	127,451	6,605,785
*	Vince Holding Corp.	4,109	20,504
	Visteon Corp.	49,147	5,490,211
#*	Warby Parker, Inc., Class A	80,392	1,778,271
#*	Wayfair, Inc., Class A	114,621	7,327,721
#	Wendy's Co.	331,201	2,305,159
	Weyco Group, Inc.	21,135	697,244
	Williams-Sonoma, Inc.	199,348	36,123,851
#	Wingstop, Inc.	26,968	4,424,370
#	Winmark Corp.	3,011	1,145,655
	Winnebago Industries, Inc.	41,466	1,352,206
	Wolverine World Wide, Inc.	116,083	1,975,733
	Wyndham Hotels & Resorts, Inc.	84,676	6,890,933
	Wynn Resorts Ltd.	30,474	3,264,070
#*	XPEL, Inc.	19,437	925,590
#*	YETI Holdings, Inc.	103,580	4,087,267
	Yum! Brands, Inc.	108,530	17,326,814
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	32,252	$792,432
TOTAL CONSUMER DISCRETIONARY			3,364,061,581
CONSUMER STAPLES — (5.1%)
#	Albertsons Cos., Inc., Class A	607,194	10,231,219
	Alico, Inc.	12,813	533,149
	Altria Group, Inc.	377,456	27,422,178
	Andersons, Inc.	63,587	4,994,123
	Archer-Daniels-Midland Co.	210,081	15,659,438
	B&G Foods, Inc.	129,523	717,557
*	BellRing Brands, Inc.	101,435	1,805,543
#*	BJ's Wholesale Club Holdings, Inc.	239,975	22,531,253
*	Boston Beer Co., Inc. , Class A	14,217	3,369,998
*	Bridgford Foods Corp.	11,491	85,608
#	Brown-Forman Corp. (BF/A US), Class A	38,688	1,016,721
#	Brown-Forman Corp. (BFB US), Class B	231,870	5,975,290
	Bunge Global SA	234,960	29,856,367
#	Calavo Growers, Inc.	28,457	801,349
#	Cal-Maine Foods, Inc.	90,674	7,005,473
	Casey's General Stores, Inc.	48,518	39,889,074
*	Central Garden & Pet Co. (CENT US)	36,639	1,356,376
*	Central Garden & Pet Co. (CENTA US), Class A	112,152	3,763,821
*	Chefs' Warehouse, Inc.	61,367	4,762,079
	Church & Dwight Co., Inc.	193,401	18,771,501
	Clorox Co.	59,906	5,777,335
	Coca-Cola Co.	2,176,890	171,451,856
	Coca-Cola Consolidated, Inc.	102,747	21,070,327
	Coffee Holding Co., Inc.	3,583	16,661
	Colgate-Palmolive Co.	345,859	29,522,524
#	Conagra Brands, Inc.	537,143	7,708,002
	Constellation Brands, Inc., Class A	107,875	16,891,067
	Costco Wholesale Corp.	88,807	90,097,366
*	Coty, Inc., Class A	343,373	844,698
98

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Darling Ingredients, Inc.	305,448	$19,618,925
	Dole PLC	147,134	2,233,494
	Dollar General Corp.	195,018	22,598,686
*	Dollar Tree, Inc.	238,323	23,143,547
	Edgewell Personal Care Co.	36,971	833,696
*	elf Beauty, Inc.	39,976	2,557,265
#	Energizer Holdings, Inc.	81,813	1,601,899
	Estee Lauder Cos., Inc., Class A	178,755	13,712,296
	Flowers Foods, Inc.	14,035	127,157
	Fresh Del Monte Produce, Inc.	86,853	3,638,272
*††	Fresh Market, Inc.	18,803	0
*	Freshpet, Inc.	35,059	2,362,275
	General Mills, Inc.	541,350	19,115,068
#*	Grocery Outlet Holding Corp.	58,098	459,555
#*	Herbalife Ltd.	88,025	1,461,215
	Hershey Co.	140,242	26,048,549
#*	Honest Co., Inc.	159,948	559,818
	Hormel Foods Corp.	431,029	9,254,193
	Ingles Markets, Inc., Class A	27,451	2,510,943
	Ingredion, Inc.	115,642	12,921,837
#	Interparfums, Inc.	48,456	4,420,156
	J&J Snack Foods Corp.	27,656	2,440,919
	J.M. Smucker Co.	103,264	10,122,970
	John B Sanfilippo & Son, Inc.	13,476	1,102,202
	Kenvue, Inc.	1,694,718	29,708,407
	Keurig Dr. Pepper, Inc.	545,968	16,051,459
#	Kimberly-Clark Corp.	182,771	17,990,150
	Kraft Heinz Co.	456,411	10,342,273
	Kroger Co.	1,280,416	87,157,917
*	Laird Superfood, Inc.	4,842	15,446
#	Lamb Weston Holdings, Inc.	188,124	8,192,800
#	Lifevantage Corp.	21,105	106,580
#*	Lifeway Foods, Inc.	25,136	674,650
	Limoneira Co.	17,665	224,875
*	Mama's Creations, Inc.	9,034	128,192
*	Mannatech, Inc.	867	3,823
*	Maplebear, Inc.	334,521	14,166,964
	Marzetti Co.	41,585	5,417,694
	McCormick & Co., Inc. (MKC US)	206,990	10,523,372
	McCormick & Co., Inc. (MKC/V US)	6,660	337,129
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Medifast, Inc.	9,082	$98,721
	MGP Ingredients, Inc.	28,969	577,642
#*	Mission Produce, Inc.	86,515	1,199,098
#	Molson Coors Beverage Co., Class B	211,303	9,031,090
	Mondelez International, Inc., Class A	545,190	33,496,474
*	Monster Beverage Corp.	526,632	40,587,528
*	National Beverage Corp.	111,023	3,799,207
*	Natural Alternatives International, Inc.	16,603	44,330
	Natural Grocers by Vitamin Cottage, Inc.	41,359	1,197,757
	Natural Health Trends Corp.	3,409	10,636
*	Nature's Sunshine Products, Inc.	42,113	1,143,789
*	Niagen Bioscience, Inc.	23,369	110,535
	Nu Skin Enterprises, Inc., Class A	10,900	79,570
	Oil-Dri Corp. of America	20,020	1,460,459
	PepsiCo, Inc.	944,991	149,771,624
*	Performance Food Group Co.	131,614	11,918,964
	Philip Morris International, Inc.	291,355	48,093,970
	Pilgrim's Pride Corp.	211,287	6,993,600
*	Post Holdings, Inc.	130,338	13,652,906
	PriceSmart, Inc.	46,686	7,325,967
	Procter & Gamble Co.	1,383,456	203,492,543
#	Reynolds Consumer Products, Inc.	174,573	3,660,796
*	Rocky Mountain Chocolate Factory, Inc.	2,721	6,666
	Seaboard Corp.	1,347	7,658,948
*	Seneca Foods Corp. (SENEA US), Class A	10,889	1,522,936
*»	Seneca Foods Corp. (SENEB US), Class B	2,299	319,630
*	Simply Good Foods Co.	130,741	1,748,007
	Smithfield Foods, Inc.	12,567	330,261
99

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Spectrum Brands Holdings, Inc.	69,759	$5,762,093
#*	Sprouts Farmers Market, Inc.	221,512	18,130,757
	Sysco Corp.	322,574	24,099,504
	Target Corp.	430,413	55,846,087
#	Tootsie Roll Industries, Inc.	66,084	2,790,066
»	TreeHouse Foods, Inc.	55,636	107,377
	Turning Point Brands, Inc.	20,802	1,678,305
	Tyson Foods, Inc., Class A	265,567	17,014,878
*	U.S. Foods Holding Corp.	443,636	41,475,530
*	United Natural Foods, Inc.	112,658	5,635,153
	United-Guardian, Inc.	4,655	32,725
#	Universal Corp.	46,810	2,508,080
*	USANA Health Sciences, Inc.	26,101	497,224
	Village Super Market, Inc., Class A	20,042	863,610
#*	Vita Coco Co., Inc.	62,754	4,141,136
#*	Vital Farms, Inc.	26,168	357,193
	Walmart, Inc.	2,286,919	301,713,224
	WD-40 Co.	20,432	4,289,903
	Weis Markets, Inc.	44,585	3,128,975
*	Willamette Valley Vineyards, Inc.	871	2,474
TOTAL CONSUMER STAPLES			1,967,222,569
ENERGY — (6.0%)
*	Amplify Energy Corp.	48,704	311,706
	Antero Midstream Corp.	833,419	18,218,539
*	Antero Resources Corp.	396,247	15,556,657
	APA Corp.	489,234	19,926,501
	Archrock, Inc.	316,797	12,275,884
	Ardmore Shipping Corp.	94,683	1,677,783
	Baker Hughes Co.	670,429	46,708,788
	Bristow Group, Inc.	57,840	2,841,679
	Cactus, Inc., Class A	84,256	4,694,744
	California Resources Corp.	106,948	7,300,270
#*	Centrus Energy Corp., Class A	20,059	4,231,647
	Cheniere Energy, Inc.	200,765	55,200,337
	Chevron Corp.	1,437,024	277,791,109
		Shares	Value†
ENERGY — (Continued)
	Chord Energy Corp. (CHRD US)	35,892	$5,225,875
*	Clean Energy Fuels Corp.	359,035	825,781
#*	CNX Resources Corp.	401,459	15,620,770
#*	Comstock Resources, Inc.	362,165	6,308,914
*	Comstock, Inc.	5,400	17,712
	ConocoPhillips	1,303,709	163,980,518
#	Core Laboratories, Inc.	74,211	1,087,191
#	Core Natural Resources, Inc.	25,148	2,256,782
	Coterra Energy, Inc.	871,719	31,303,429
#	Crescent Energy Co., Class A	264,310	3,554,969
*	CVR Energy, Inc.	96,341	3,192,741
	Devon Energy Corp.	844,642	43,389,260
	DHT Holdings, Inc.	321,505	5,941,412
	Diamondback Energy, Inc.	202,705	41,682,229
	Dorian LPG Ltd.	97,921	3,774,855
*	Drilling Tools International Corp.	2,913	10,050
*	DT Midstream, Inc.	163,614	24,213,236
	Energy Services of America Corp.	26,747	454,699
	EOG Resources, Inc.	401,925	56,498,597
	Epsilon Energy Ltd.	49,751	316,416
	EQT Corp.	458,430	27,542,474
	Evolution Petroleum Corp.	53,770	258,096
	Excelerate Energy, Inc., Class A	26,672	930,853
	Expand Energy Corp.	387,920	39,626,028
*	Expro Group Holdings NV	166,005	3,022,951
	Exxon Mobil Corp.	3,049,952	470,699,092
*	Forum Energy Technologies, Inc.	21,293	1,338,691
	FutureFuel Corp.	66,379	330,567
*	Geospace Technologies Corp.	35,517	324,981
	Granite Ridge Resources, Inc.	18,515	111,645
*	Green Plains, Inc.	138,252	2,402,820
*	Gulfport Energy Corp.	24,640	4,744,186
	Halliburton Co.	938,690	39,706,587
*	Helix Energy Solutions Group, Inc.	331,028	3,426,140
	Helmerich & Payne, Inc.	178,651	7,213,927
	HF Sinclair Corp.	337,290	22,669,261
100

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Innovex International, Inc.	44,808	$1,244,318
	International Seaways, Inc.	89,544	7,427,675
	Kinder Morgan, Inc.	921,507	30,289,935
#	Kinetik Holdings, Inc.	30,453	1,539,095
	Kodiak Gas Services, Inc.	117,835	7,989,213
	Liberty Energy, Inc.	277,834	9,388,011
	Magnolia Oil & Gas Corp., Class A	257,962	7,800,771
*	Mammoth Energy Services, Inc.	14,869	42,525
	Marathon Petroleum Corp.	182,150	45,226,023
	Matador Resources Co.	298,453	18,933,858
	Mexco Energy Corp.	957	9,436
	Murphy Oil Corp.	227,616	9,505,244
*	Nabors Industries Ltd.	19,399	1,990,531
	NACCO Industries, Inc., Class A	12,596	606,875
*	National Energy Services Reunited Corp.	59,689	1,488,644
	Natural Gas Services Group, Inc.	23,013	936,399
*	NCS Multistage Holdings, Inc.	1,376	75,226
#	Noble Corp. PLC	211,740	10,805,092
	Nordic American Tankers Ltd.	378,381	2,111,366
#	Northern Oil & Gas, Inc.	46,124	1,252,728
	NOV, Inc.	630,478	12,899,580
	Occidental Petroleum Corp.	738,882	44,761,472
*	Oceaneering International, Inc.	157,122	5,898,360
*	Oil States International, Inc.	108,616	1,246,912
	ONEOK, Inc.	501,711	46,388,199
	Ovintiv, Inc.	231,443	14,245,317
*	Par Pacific Holdings, Inc.	66,104	4,341,050
#	Patterson-UTI Energy, Inc.	678,775	8,294,630
	PBF Energy, Inc., Class A	200,138	8,677,984
#	Peabody Energy Corp.	166,001	4,425,587
	Permian Resources Corp., Class A	688,251	14,879,987
	Phillips 66	262,544	47,034,758
		Shares	Value†
ENERGY — (Continued)
*	PrimeEnergy Resources Corp.	3,937	$872,400
*	ProPetro Holding Corp.	277,200	4,748,436
	Range Resources Corp.	429,175	18,669,112
	Ranger Energy Services, Inc., Class A	28,964	505,711
*	REX American Resources Corp.	69,462	3,368,907
	Riley Exploration Permian, Inc.	1,097	39,678
#	RPC, Inc.	506,389	3,990,345
	SandRidge Energy, Inc.	53,216	827,509
	Scorpio Tankers, Inc.	91,922	7,476,016
*	SEACOR Marine Holdings, Inc.	31,068	236,117
#*	Seadrill Ltd.	142,824	7,096,925
	Select Water Solutions, Inc.	191,142	3,197,806
	SFL Corp. Ltd.	283,768	3,271,845
	SLB Ltd.	1,260,691	71,708,104
	SM Energy Co.	64,971	2,016,050
	Smart Sand, Inc.	5,073	27,952
#	Solaris Energy Infrastructure, Inc.	67,099	4,954,590
#*	Stabilis Solutions, Inc.	3,403	14,463
*	Talos Energy, Inc.	362,908	5,777,495
	Targa Resources Corp.	213,248	55,461,540
	TechnipFMC PLC	622,398	47,034,617
	Teekay Corp. Ltd.	193,582	2,586,256
	Teekay Tankers Ltd., Class A	68,107	5,349,805
*	TETRA Technologies, Inc.	186,621	1,776,632
#	Texas Pacific Land Corp.	55,374	24,567,783
#*	Tidewater, Inc.	90,104	8,048,990
#*	Transocean Ltd.	1,572,732	10,726,032
#*	Uranium Energy Corp.	91,900	1,368,391
	VAALCO Energy, Inc.	111,839	734,782
*	Valaris Ltd.	98,734	10,068,893
	Valero Energy Corp.	245,229	61,939,941
	Viper Energy, Inc., Class A	28,774	1,420,860
#	Vitesse Energy, Inc.	57,526	1,079,188
	W&T Offshore, Inc.	68,742	289,404
	Weatherford International PLC	85,111	9,391,999
	Williams Cos., Inc.	674,140	51,443,623
101

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	World Kinect Corp.	121,439	$3,275,210
TOTAL ENERGY			2,307,859,587
FINANCIALS — (15.6%)
	1st Source Corp.	48,329	3,553,631
#*	Acacia Research Corp.	134,535	683,438
	Acadian Asset Management, Inc.	71,701	4,829,062
	ACNB Corp.	19,034	964,833
	Affiliated Managers Group, Inc.	48,512	14,295,031
*	Affinity Bancshares, Inc.	11,076	248,324
*	Affirm Holdings, Inc.	240,554	15,462,811
	Aflac, Inc.	377,528	42,913,608
	Alerus Financial Corp.	33,940	914,344
	Allstate Corp.	226,588	49,228,509
	Ally Financial, Inc.	593,124	26,328,774
*	AlTi Global, Inc.	3,743	13,250
	Amalgamated Financial Corp.	67,479	2,758,542
	Amerant Bancorp, Inc.	76,864	1,765,566
	American Coastal Insurance Corp.	6,725	80,028
	American Express Co.	334,085	107,926,159
	American Financial Group, Inc.	125,882	16,776,294
	American International Group, Inc.	509,460	38,107,608
	Ameriprise Financial, Inc.	96,609	45,868,987
	Ameris Bancorp	128,939	10,992,050
	AMERISAFE, Inc.	27,669	838,371
	AmeriServ Financial, Inc.	21,821	86,411
	Ames National Corp.	11,722	330,326
	Aon PLC, Class A	103,225	32,170,071
	Apollo Global Management, Inc.	183,295	23,593,732
*	Arch Capital Group Ltd.	318,633	30,098,073
#	ARES Management Corp., Class A	49,832	5,850,277
	Arrow Financial Corp.	37,752	1,391,161
	Arthur J Gallagher & Co.	67,527	13,937,573
#	Artisan Partners Asset Management, Inc., Class A	124,800	4,672,512
		Shares	Value†
FINANCIALS — (Continued)
	Associated Banc-Corp.	298,827	$8,414,968
	Associated Capital Group, Inc., Class A	5,033	198,049
	Assurant, Inc.	90,918	21,481,196
	Assured Guaranty Ltd.	85,661	7,015,636
	Atlantic American Corp.	17,563	45,488
#	Atlantic Union Bankshares Corp.	233,859	8,804,791
*	Atlanticus Holdings Corp.	26,427	2,098,568
	Auburn National BanCorp, Inc.	6,204	148,710
	Axis Capital Holdings Ltd.	140,855	14,143,251
*	Axos Financial, Inc.	101,974	9,834,373
#*	Baldwin Insurance Group, Inc.	73,864	1,678,190
	Banc of California, Inc.	329,038	6,162,882
	BancFirst Corp.	60,973	6,805,197
*	Bancorp, Inc.	79,841	4,776,887
	Bank First Corp.	5,214	757,646
	Bank of America Corp.	3,352,939	179,248,119
	Bank of Hawaii Corp.	73,173	5,817,985
	Bank of Marin Bancorp	37,241	954,859
#	Bank of New York Mellon Corp.	499,078	67,061,111
	Bank of NT Butterfield & Son Ltd.	91,088	5,050,830
	Bank of the James Financial Group, Inc.	8,408	193,048
	Bank OZK	205,326	9,888,500
	Bank7 Corp.	1,366	58,656
	BankUnited, Inc.	138,114	6,419,539
	Bankwell Financial Group, Inc.	8,385	433,672
	Banner Corp.	77,307	5,172,611
	Bar Harbor Bankshares	37,982	1,300,884
	BayCom Corp.	19,911	596,932
	BCB Bancorp, Inc.	21,671	219,961
	Beacon Financial Corp.	134,082	3,825,359
*	Berkshire Hathaway, Inc., Class B	813,088	385,078,477
	BGC Group, Inc., Class A	571,261	6,415,261
102

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Blackrock, Inc.	38,710	$41,249,376
	Blackstone, Inc.	115,421	14,494,569
*	Block, Inc.	225,257	15,882,871
	Blue Ridge Bankshares, Inc.	6,136	21,046
	BOK Financial Corp.	116,319	15,562,319
*	Bowhead Specialty Holdings, Inc.	1,011	24,042
#	Bread Financial Holdings, Inc.	84,041	7,124,996
*	Bridgewater Bancshares, Inc.	53,593	971,641
*	Brighthouse Financial, Inc.	121,788	7,582,521
*	Broadway Financial Corp.	61	486
	Brown & Brown, Inc.	220,000	13,233,000
	Burke & Herbert Financial Services Corp.	16,358	1,051,983
	Business First Bancshares, Inc.	31,931	874,271
*	BV Financial, Inc.	2,876	56,312
	Byline Bancorp, Inc.	79,709	2,562,644
	C&F Financial Corp.	5,958	445,361
	California BanCorp	5,647	105,542
*»	California First Leasing Corp.	79	2,097
	Camden National Corp.	38,500	1,854,545
	Capital Bancorp, Inc.	4,480	141,075
	Capital City Bank Group, Inc.	31,031	1,432,701
	Capital One Financial Corp.	343,022	65,620,109
	Capitol Federal Financial, Inc.	295,847	2,272,105
	Carlyle Group, Inc.	267,863	13,411,900
*	Carter Bankshares, Inc.	52,041	1,332,250
	Cass Information Systems, Inc.	29,022	1,372,450
	Cathay General Bancorp	122,168	6,845,073
	CB Financial Services, Inc.	747	26,279
	Cboe Global Markets, Inc.	93,320	28,004,399
	Central Pacific Financial Corp.	60,911	2,027,118
	CF Bankshares, Inc.	7,043	206,360
	Charles Schwab Corp.	678,772	62,202,666
		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	9,469	$628,836
	ChoiceOne Financial Services, Inc.	543	16,306
	Chubb Ltd.	178,272	58,294,944
	Cincinnati Financial Corp.	188,614	30,857,250
	Citigroup, Inc.	941,348	120,473,717
	Citizens & Northern Corp.	23,418	517,069
	Citizens Community Bancorp, Inc.	19,561	405,891
	Citizens Financial Group, Inc.	536,649	34,909,017
	Citizens Financial Services, Inc.	934	58,991
	City Holding Co.	30,527	3,753,600
	Civista Bancshares, Inc.	24,121	599,889
	CME Group, Inc.	111,525	32,099,125
	CNB Financial Corp.	67,433	2,048,615
	CNO Financial Group, Inc.	170,411	7,574,769
*	Coastal Financial Corp.	32,268	2,440,106
	Cohen & Co., Inc.	1,816	42,640
	Cohen & Steers, Inc.	98,800	6,944,652
*	Coinbase Global, Inc., Class A	80,856	15,182,331
	Colony Bankcorp, Inc.	22,040	437,274
	Columbia Banking System, Inc.	194,329	5,752,138
#*	Columbia Financial, Inc.	147,501	2,836,444
	Commerce Bancshares, Inc.	252,453	13,135,130
#	Community Financial System, Inc.	95,665	6,061,334
	Community Trust Bancorp, Inc.	37,529	2,436,758
	Community West Bancshares	56,822	1,347,818
	ConnectOne Bancorp, Inc.	91,393	2,670,503
*	Consumer Portfolio Services, Inc.	175,197	1,590,789
	Corebridge Financial, Inc.	593,841	16,354,381
*	Corpay, Inc.	113,759	34,863,721
	Crawford & Co. (CRD/A US), Class A	71,883	772,023
103

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co. (CRD/B US), Class B	54,625	$547,889
#*	Credit Acceptance Corp.	26,793	13,528,054
#	Cullen/Frost Bankers, Inc.	103,752	15,036,777
*	Customers Bancorp, Inc.	77,797	5,933,577
	CVB Financial Corp.	404,511	8,239,889
#*	Dave, Inc.	16,901	4,596,903
	DigitalBridge Group, Inc.	302,631	4,708,938
	Dime Community Bancshares, Inc.	79,740	2,861,869
	Donegal Group, Inc. (DGICA US), Class A	51,358	863,842
	Donegal Group, Inc. (DGICB US), Class B	5,678	109,302
*	Donnelley Financial Solutions, Inc.	54,394	2,736,018
	Eagle Bancorp Montana, Inc.	10,752	237,834
	Eagle Bancorp, Inc.	70,450	1,821,132
	Eagle Financial Services, Inc.	421	15,863
	East West Bancorp, Inc.	182,948	23,137,434
	Eastern Bankshares, Inc.	349,454	7,069,454
*	ECB Bancorp, Inc.	1,303	23,402
	Employers Holdings, Inc.	40,867	1,721,318
	Enact Holdings, Inc.	37,161	1,587,890
#*	Encore Capital Group, Inc.	49,340	4,083,872
*	Enova International, Inc.	44,933	7,612,100
	Enterprise Financial Services Corp.	84,341	4,876,597
	Equitable Holdings, Inc.	521,959	22,026,670
	Equity Bancshares, Inc., Class A	34,442	1,561,600
#	Erie Indemnity Co., Class A	32,785	7,177,620
	Esquire Financial Holdings, Inc.	12,821	1,347,744
	Essent Group Ltd.	177,539	10,744,660
*	Euronet Worldwide, Inc.	74,097	5,363,141
		Shares	Value†
FINANCIALS — (Continued)
	Evercore, Inc., Class A	50,884	$16,348,520
	Everest Group Ltd.	43,520	15,526,195
	EVERTEC, Inc.	87,080	2,571,472
#*	EZCORP, Inc., Class A	137,432	4,505,021
#	F&G Annuities & Life, Inc.	39,363	1,127,356
	FactSet Research Systems, Inc.	29,519	6,717,934
	Farmers & Merchants Bancorp, Inc.	8,217	220,051
	Farmers National Banc Corp.	88,724	1,248,347
*	FB Bancorp, Inc.	1,168	16,329
	FB Financial Corp.	113,236	6,122,671
	Federal Agricultural Mortgage Corp. (AGM US), Class C	16,496	2,867,005
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,460	331,301
	Federated Hermes, Inc.	223,422	12,978,584
	Fidelis Insurance Holdings Ltd.	98,109	2,073,043
	Fidelity D&D Bancorp, Inc.	2,824	127,334
	Fidelity National Financial, Inc.	275,051	14,385,167
	Fidelity National Information Services, Inc.	294,953	13,724,163
*	Fifth District Bancorp, Inc.	818	12,368
	Fifth Third Bancorp	1,095,302	55,597,530
*	Finance of America Cos., Inc., Class A	107	2,113
	Financial Institutions, Inc.	29,131	992,493
	Finward Bancorp	1,450	46,661
*	Finwise Bancorp	11,665	181,391
	First American Financial Corp.	223,212	15,653,858
	First BanCorp	284,728	6,913,196
	First Bancorp, Inc.	22,149	630,361
	First Bancorp/Southern Pines NC	92,301	5,329,460
	First Bank	38,105	565,478
	First Busey Corp.	199,497	5,226,821
104

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	16,613	$933,651
	First Capital, Inc.	4,002	216,428
#	First Citizens BancShares, Inc., Class A	8,458	16,779,150
	First Commonwealth Financial Corp.	186,961	3,441,952
	First Community Bankshares, Inc.	41,696	1,777,084
	First Community Corp.	11,112	329,026
	First Financial Bancorp	227,153	6,878,193
	First Financial Bankshares, Inc.	192,915	6,225,367
	First Financial Corp.	27,816	1,826,677
#	First Hawaiian, Inc.	171,630	4,682,066
	First Horizon Corp.	614,776	15,344,809
	First Internet Bancorp	14,925	342,081
#	First Interstate BancSystem, Inc., Class A	140,474	4,985,422
	First Merchants Corp.	145,424	5,880,947
	First Mid Bancshares, Inc.	43,606	1,835,377
	First National Corp.	1,920	51,302
	First Northwest Bancorp	3,808	38,080
	First U.S. Bancshares, Inc.	11,190	184,635
	First United Corp.	14,079	523,176
*	First Western Financial, Inc.	11,240	318,204
	FirstCash Holdings, Inc.	79,937	17,443,852
#*	Firstsun Capital Bancorp	33,656	1,190,076
*	Fiserv, Inc.	210,522	13,189,203
	Five Star Bancorp	8,307	336,018
	Flagstar Bank NA	495,431	6,921,171
	Flushing Financial Corp.	72,505	1,168,781
*	Flywire Corp.	124,131	1,677,010
	FNB Corp.	611,774	10,920,166
	Franklin Financial Services Corp.	4,753	267,832
	Franklin Resources, Inc.	319,369	9,571,489
	FS Bancorp, Inc.	21,292	865,307
	Fulton Financial Corp.	358,520	7,740,447
	FVCBankcorp, Inc.	11,566	181,124
		Shares	Value†
FINANCIALS — (Continued)
	GCM Grosvenor, Inc., Class A	39,668	$433,175
*	Genworth Financial, Inc.	548,275	4,819,337
#	German American Bancorp, Inc.	85,128	3,666,463
#	Glacier Bancorp, Inc.	231,316	11,346,050
	Global Payments, Inc.	187,111	13,464,508
	Globe Life, Inc.	122,997	18,978,437
	Goldman Sachs Group, Inc.	169,100	156,209,507
*	Goosehead Insurance, Inc., Class A	2,001	89,625
	Great Southern Bancorp, Inc.	21,958	1,497,975
*	Green Dot Corp., Class A	100,382	1,259,794
	Greene County Bancorp, Inc.	4,267	102,621
*	Greenlight Capital Re Ltd., Class A	61,992	1,135,693
*	Hagerty, Inc., Class A	1,923	19,538
	Hamilton Insurance Group Ltd., Class B	26,737	876,171
#	Hamilton Lane, Inc., Class A	42,466	3,906,447
	Hancock Whitney Corp.	198,850	13,424,363
	Hanmi Financial Corp.	70,253	2,101,267
	Hanover Bancorp, Inc.	217	5,147
	Hanover Insurance Group, Inc.	64,454	12,097,371
	Hartford Insurance Group, Inc.	462,207	63,234,540
	Hawthorn Bancshares, Inc.	17,457	586,904
	HBT Financial, Inc.	7,172	199,095
	HCI Group, Inc.	18,281	2,807,413
	Hennessy Advisors, Inc.	797	7,970
	Heritage Financial Corp.	70,734	1,946,600
*	Heritage Insurance Holdings, Inc.	58,667	1,720,116
	Hilltop Holdings, Inc.	108,077	4,071,261
#	Hingham Institution For Savings	3,887	1,104,685
*	Hippo Holdings, Inc.	13,240	348,609
	Home Bancorp, Inc.	17,647	1,097,467
	Home BancShares, Inc.	357,425	9,604,010
105

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Federal Bancorp, Inc. of Louisiana	5,115	$95,855
	HomeTrust Bancshares, Inc.	31,349	1,431,709
	Hope Bancorp, Inc.	292,629	3,643,231
	Horace Mann Educators Corp.	73,964	3,360,924
	Horizon Bancorp, Inc.	119,878	2,169,792
	Houlihan Lokey, Inc.	66,532	10,295,827
	Huntington Bancshares, Inc.	2,078,991	34,843,889
	Independent Bank Corp. (IBCP US)	37,358	1,240,659
	Independent Bank Corp. (INDB US)	89,816	7,004,750
	Interactive Brokers Group, Inc., Class A	44,268	3,519,306
	Intercontinental Exchange, Inc.	172,446	27,261,988
	International Bancshares Corp.	125,616	9,011,692
	Invesco Ltd.	518,109	13,579,637
	Investar Holding Corp.	10,969	303,951
	Investors Title Co.	4,316	1,021,942
	Jack Henry & Associates, Inc.	82,112	12,624,720
	Jackson Financial, Inc., Class A	88,168	10,207,209
	James River Group Holdings, Inc.	15,662	97,104
	Jefferies Financial Group, Inc.	363,688	17,537,035
	JPMorgan Chase & Co.	1,784,778	559,046,013
	Kearny Financial Corp.	144,946	1,165,366
	Kemper Corp.	70,078	2,360,928
*	Kentucky First Federal Bancorp	5,416	24,534
*	Kestrel Group Ltd.	3,751	36,460
	KeyCorp	858,684	18,985,503
	Kingstone Cos., Inc.	12,183	203,091
#	Kinsale Capital Group, Inc.	23,121	7,482,187
	KKR & Co., Inc.	220,163	22,971,807
	Lake Shore Bancorp, Inc.	11,238	182,730
	Lakeland Financial Corp.	46,411	2,808,794
	Landmark Bancorp, Inc.	14,546	385,760
		Shares	Value†
FINANCIALS — (Continued)
	Lazard, Inc.	149,019	$7,227,421
	LCNB Corp.	13,732	222,596
*	LendingClub Corp.	186,697	3,186,918
*	LendingTree, Inc.	18,833	933,928
	Lincoln National Corp.	303,222	11,464,824
	LINKBANCORP, Inc.	1,739	15,112
	Live Oak Bancshares, Inc.	94,830	3,565,608
	Loews Corp.	300,622	33,853,043
	LPL Financial Holdings, Inc.	91,683	30,634,041
	M&T Bank Corp.	130,404	28,510,227
	Magyar Bancorp, Inc.	10,743	186,928
	MainStreet Bancshares, Inc.	1,809	42,367
*	Markel Group, Inc.	12,029	21,321,042
	MarketAxess Holdings, Inc.	32,236	5,067,177
	MarketWise, Inc.	318	5,349
*	Marqeta, Inc., Class A	577,652	2,507,010
	Marsh & McLennan Cos., Inc.	178,883	30,000,468
	Mastercard, Inc., Class A	486,597	244,719,363
#	Mechanics Bancorp, Class A	4,545	67,107
	Mercantile Bank Corp.	39,507	2,027,104
#	Merchants Bancorp	48,401	2,252,583
	Mercury General Corp.	84,207	8,194,183
	Meridian Corp.	15,480	291,334
	MetLife, Inc.	435,856	34,912,066
	Metrocity Bankshares, Inc.	12,871	411,743
#	Metropolitan Bank Holding Corp.	22,043	1,947,499
	MGIC Investment Corp.	415,358	10,998,680
	Mid Penn Bancorp, Inc.	33,317	1,098,461
	Midland States Bancorp, Inc.	48,452	1,260,237
#	Moelis & Co., Class A	73,766	4,803,642
	Moody's Corp.	55,438	25,604,040
	Morgan Stanley	564,090	107,509,913
	Morningstar, Inc.	42,526	7,174,561
	MSCI, Inc.	28,097	16,616,847
	MVB Financial Corp.	20,313	530,779
	Nasdaq, Inc.	346,402	31,837,808
106

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	National Bank Holdings Corp., Class A	68,136	$2,909,407
	National Bankshares, Inc.	200	7,159
	Navient Corp.	345,030	3,188,077
	NB Bancorp, Inc.	19,693	386,574
	NBT Bancorp, Inc.	95,107	4,155,225
*	NCR Atleos Corp.	129,653	5,754,000
	Nelnet, Inc., Class A	66,638	9,442,605
#*	NerdWallet, Inc., Class A	80,438	871,948
*	NI Holdings, Inc.	26,669	343,497
	Nicolet Bankshares, Inc.	41,133	6,025,162
*	NMI Holdings, Inc.	152,458	5,901,649
#	Northeast Bank	19,428	2,415,872
	Northeast Community Bancorp, Inc.	4,059	97,396
	Northern Trust Corp.	222,607	37,028,448
	Northfield Bancorp, Inc.	75,994	1,060,116
	Northrim BanCorp, Inc.	40,199	986,081
	Northwest Bancshares, Inc.	334,737	4,629,413
	Norwood Financial Corp.	5,152	150,799
	Oak Valley Bancorp	15,512	513,137
	OceanFirst Financial Corp.	104,334	1,989,649
*	Octave Specialty Group, Inc.	51,991	230,320
	OFG Bancorp	78,640	3,614,294
	Ohio Valley Banc Corp.	8,106	360,798
#	Old National Bancorp	700,091	16,781,181
#	Old Republic International Corp.	447,695	17,885,415
	Old Second Bancorp, Inc.	119,528	2,463,472
	OneMain Holdings, Inc.	152,136	8,941,033
*	Onity Group, Inc.	18,659	858,501
	OP Bancorp	16,829	241,328
*	Oportun Financial Corp.	3,058	18,623
	Oppenheimer Holdings, Inc., Class A	21,120	2,417,818
*	OppFi, Inc.	37,905	360,477
*	OptimumBank Holdings, Inc.	3,801	20,753
		Shares	Value†
FINANCIALS — (Continued)
	Orange County Bancorp, Inc.	2,338	$79,726
	Origin Bancorp, Inc.	50,087	2,345,073
	Orrstown Financial Services, Inc.	44,213	1,624,386
*	Oscar Health, Inc., Class A	184,735	3,410,208
*	Palomar Holdings, Inc.	44,662	5,376,412
	Park National Corp.	35,557	6,122,560
	Parke Bancorp, Inc.	22,576	679,763
	Pathfinder Bancorp, Inc.	8,118	112,840
	Pathward Financial, Inc.	39,566	3,435,911
#*	Paymentus Holdings, Inc., Class A	68,681	1,926,502
*	Payoneer Global, Inc.	426,684	2,124,886
	PayPal Holdings, Inc.	577,007	28,931,131
#*	Paysafe Ltd.	28,324	256,049
*	Paysign, Inc.	3,016	19,785
#	PCB Bancorp	23,637	570,361
	Peapack-Gladstone Financial Corp.	38,090	1,590,258
	PennyMac Financial Services, Inc.	83,461	7,535,694
	Peoples Bancorp of North Carolina, Inc.	11,896	468,940
	Peoples Bancorp, Inc.	81,968	2,819,699
	Peoples Financial Services Corp.	4,670	266,003
#	Perella Weinberg Partners	71,927	1,635,620
	Pinnacle Financial Partners, Inc.	309,392	30,611,244
*	Pioneer Bancorp, Inc.	32,050	456,072
	Piper Sandler Cos.	109,804	9,574,909
	PJT Partners, Inc., Class A	24,696	3,772,067
	Plumas Bancorp	12,518	638,543
	PNC Financial Services Group, Inc.	185,885	41,452,355
*	Ponce Financial Group, Inc.	39,730	693,686
	Popular, Inc.	121,772	18,305,985
*	PRA Group, Inc.	51,585	1,124,037
#	Preferred Bank	22,175	2,100,638
	Primerica, Inc.	58,363	16,415,761
	Primis Financial Corp.	29,207	428,175
	Princeton Bancorp, Inc.	13,436	480,606
	Principal Financial Group, Inc.	285,996	28,859,856
107

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Priority Technology Holdings, Inc.	2,223	$11,515
	PROG Holdings, Inc.	71,251	2,552,923
	Progressive Corp.	195,800	39,410,624
	Prosperity Bancshares, Inc.	172,470	12,012,535
	Provident Financial Holdings, Inc.	17,143	294,174
	Provident Financial Services, Inc.	287,596	6,522,677
	Prudential Financial, Inc.	251,951	24,718,913
	QCR Holdings, Inc.	37,184	3,362,177
	Radian Group, Inc.	181,035	6,486,484
	Raymond James Financial, Inc.	171,665	27,178,003
#	RBB Bancorp	31,010	747,961
	Red River Bancshares, Inc.	3,558	322,817
	Regional Management Corp.	18,603	694,822
	Regions Financial Corp.	850,277	24,275,408
	Reinsurance Group of America, Inc.	92,824	19,628,563
*	Remitly Global, Inc.	204,056	4,466,786
	RenaissanceRe Holdings Ltd.	85,190	26,150,774
	Renasant Corp.	169,821	6,774,160
*	Repay Holdings Corp.	64,580	244,758
	Republic Bancorp, Inc., Class A	40,130	3,039,045
*	Rhinebeck Bancorp, Inc.	7,471	122,076
	Richmond Mutual BanCorp, Inc.	8,215	129,961
	Riverview Bancorp, Inc.	31,957	165,537
	RLI Corp.	138,430	7,166,521
*	Robinhood Markets, Inc., Class A	304,215	22,174,231
#*	Rocket Cos., Inc., Class A	596,736	8,724,280
#*	Root, Inc., Class A	13,515	736,297
	S&P Global, Inc.	89,725	38,692,112
	S&T Bancorp, Inc.	67,997	3,000,708
	Safety Insurance Group, Inc.	27,518	2,068,253
	SB Financial Group, Inc.	12,913	269,107
	Seacoast Banking Corp. of Florida	70,693	2,224,709
		Shares	Value†
FINANCIALS — (Continued)
*	Security National Financial Corp., Class A	43,248	$423,830
	SEI Investments Co.	185,624	16,832,384
	Selective Insurance Group, Inc.	110,006	9,235,004
#	ServisFirst Bancshares, Inc.	98,416	7,835,882
#*	Sezzle, Inc.	14,690	1,169,324
	Shore Bancshares, Inc.	26,367	508,883
	Sierra Bancorp	24,132	870,683
	Silvercrest Asset Management Group, Inc., Class A	22,902	301,161
	Simmons First National Corp., Class A	297,937	6,334,141
*	SiriusPoint Ltd.	212,365	4,971,465
*	Skyward Specialty Insurance Group, Inc.	48,000	2,181,600
#	SLM Corp.	577,290	13,323,853
	SmartFinancial, Inc.	26,928	1,129,360
#*	SoFi Technologies, Inc.	1,731,132	27,871,225
	Sound Financial Bancorp, Inc.	5,599	230,399
	South Plains Financial, Inc.	8,821	362,367
*	Southern First Bancshares, Inc.	13,806	777,278
	Southern Missouri Bancorp, Inc.	25,343	1,729,406
	Southside Bancshares, Inc.	67,214	2,220,078
	Southstate Bank Corp.	117,765	11,502,108
	SR Bancorp, Inc.	895	17,282
	State Street Corp.	247,354	37,805,585
	Stellar Bancorp, Inc.	114,322	4,293,934
*††	Sterling Bancorp, Inc.	27,876	0
	Stewart Information Services Corp.	56,882	3,981,171
	Stifel Financial Corp.	185,943	14,654,168
	Stock Yards Bancorp, Inc.	60,908	4,405,476
#*	StoneX Group, Inc.	142,348	15,093,158
*	Summit State Bank	14,814	203,693
	Synchrony Financial	507,113	38,642,011
#	T. Rowe Price Group, Inc.	207,334	21,330,522
108

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Texas Capital Bancshares, Inc.	82,442	$8,301,909
#	TFS Financial Corp.	269,055	4,046,587
*	Third Coast Bancshares, Inc.	3,646	136,142
	Timberland Bancorp, Inc.	14,405	574,471
	Tiptree, Inc.	83,730	1,443,505
*	Toast, Inc., Class A	119,818	3,417,209
#	Tompkins Financial Corp.	24,506	2,065,121
	Towne Bank	143,421	5,100,051
	TPG, Inc.	40,648	1,773,066
	Tradeweb Markets, Inc., Class A	46,863	5,307,235
	Travelers Cos., Inc.	200,735	61,252,278
	TriCo Bancshares	58,784	2,955,072
*	Triumph Financial, Inc.	50,021	3,385,421
	Truist Financial Corp.	631,438	32,519,057
#*	Trupanion, Inc.	29,250	701,708
	TrustCo Bank Corp.	32,777	1,560,185
	Trustmark Corp.	134,816	5,981,786
	U.S. Bancorp	724,966	41,076,574
	U.S. Global Investors, Inc., Class A	4,338	11,409
	UMB Financial Corp.	136,809	17,261,192
	Union Bankshares, Inc.	3,042	75,107
	United Bancorp, Inc.	11,080	181,490
	United Bancshares, Inc.	2,024	76,244
	United Bankshares, Inc.	361,261	15,826,844
	United Community Banks, Inc.	188,802	6,292,771
	United Fire Group, Inc.	56,911	2,294,652
	Unity Bancorp, Inc.	18,147	948,725
	Universal Insurance Holdings, Inc.	50,992	2,020,813
	Univest Financial Corp.	51,189	1,944,670
	Unum Group	302,556	24,319,451
	USCB Financial Holdings, Inc.	9,556	174,301
	Valley National Bancorp	760,272	10,316,891
	Value Line, Inc.	10,781	379,383
#*	Velocity Financial, Inc.	18,284	352,698
#	Victory Capital Holdings, Inc., Class A	79,851	6,269,102
		Shares	Value†
FINANCIALS — (Continued)
	Virginia National Bankshares Corp.	1,567	$66,127
	Virtu Financial, Inc., Class A	131,769	6,543,649
#	Virtus Investment Partners, Inc.	12,721	1,851,542
	Visa, Inc., Class A	766,961	252,974,416
	Voya Financial, Inc.	174,011	14,261,942
	W.R. Berkley Corp.	302,679	20,228,038
	WaFd, Inc.	137,917	4,882,262
	Walker & Dunlop, Inc.	61,386	3,090,785
	Washington Trust Bancorp, Inc.	34,605	1,087,635
	Waterstone Financial, Inc.	33,378	601,472
	Webster Financial Corp.	303,388	21,953,156
	Wells Fargo & Co.	1,742,572	143,291,696
	WesBanco, Inc.	172,956	5,946,227
	West BanCorp, Inc.	28,498	682,527
	Westamerica BanCorp	46,666	2,558,230
	Western Alliance Bancorp	178,421	14,548,448
	Western New England Bancorp, Inc.	37,691	525,789
#	Western Union Co.	421,419	3,830,699
	Westwood Holdings Group, Inc.	25,506	419,319
#*	WEX, Inc.	48,901	7,351,287
	White Mountains Insurance Group Ltd.	6,726	15,012,365
	Willis Towers Watson PLC	84,215	21,575,883
	Wintrust Financial Corp.	120,636	18,164,163
#	WisdomTree, Inc.	278,008	4,726,136
*	World Acceptance Corp.	8,976	1,320,908
	WSFS Financial Corp.	97,098	6,988,143
	WVS Financial Corp.	2,157	30,629
	Zions Bancorp NA	269,231	17,074,630
TOTAL FINANCIALS			6,038,462,969
HEALTH CARE — (8.0%)
*	10X Genomics, Inc., Class A	95,304	2,101,453
*	4D Molecular Therapeutics, Inc.	40,842	362,269
††	89bio, Inc.	73,954	25,144
	Abbott Laboratories	595,025	54,022,320
109

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	AbbVie, Inc.	1,090,619	$230,469,607
††	Abiomed, Inc.	32,675	510,057
#*	Acadia Healthcare Co., Inc.	101,739	2,634,531
*	ACADIA Pharmaceuticals, Inc.	168,684	3,786,956
*	Aclaris Therapeutics, Inc.	17,089	74,166
	Acme United Corp.	7,309	297,915
*	AdaptHealth Corp.	229,941	3,014,527
*	Addus HomeCare Corp.	25,700	2,490,073
*	ADMA Biologics, Inc.	317,950	3,258,988
#††	Aduro Biotech, Inc.	19,543	7,426
	Agilent Technologies, Inc.	131,222	15,162,702
*	Agios Pharmaceuticals, Inc.	87,402	2,447,256
††	Akero Therapeutics, Inc.	5,102	3,316
††	Albireo Pharma, Inc.	26,553	169,408
*	Alector, Inc.	3,463	8,207
*	Align Technology, Inc.	21,471	3,779,111
#*	Alkermes PLC	196,041	6,608,542
*	Alnylam Pharmaceuticals, Inc.	11,979	3,707,381
*	Alto Neuroscience, Inc.	10,917	280,130
*	American Shared Hospital Services	3,958	5,739
	Amgen, Inc.	365,932	126,703,955
#*	AMN Healthcare Services, Inc.	49,624	1,015,803
*	Amneal Pharmaceuticals, Inc.	327,358	4,213,097
*	Amphastar Pharmaceuticals, Inc.	22,796	500,600
*	Amylyx Pharmaceuticals, Inc.	27,931	446,896
*	Anavex Life Sciences Corp.	21,397	71,466
*	AngioDynamics, Inc.	85,678	937,317
*	ANI Pharmaceuticals, Inc.	42,851	3,404,512
*	Anika Therapeutics, Inc.	13,792	171,710
*	Annexon, Inc.	38,801	227,762
		Shares	Value†
HEALTH CARE — (Continued)
#*	Arcturus Therapeutics Holdings, Inc.	44,732	$385,590
#*	Arcus Biosciences, Inc.	123,506	3,149,403
*	ArriVent Biopharma, Inc.	5,694	177,026
*	Arrowhead Pharmaceuticals, Inc.	15,044	1,105,433
#*	ARS Pharmaceuticals, Inc.	8,588	70,937
*	Artivion, Inc.	87,341	3,129,428
*	Arvinas, Inc.	15,095	149,441
*	Assertio Holdings, Inc.	25	461
#*	Astrana Health, Inc.	12,009	409,987
*	Atea Pharmaceuticals, Inc.	16,803	92,585
*	AtriCure, Inc.	60,273	1,694,274
*	Aura Biosciences, Inc.	35,850	252,743
*	Avanos Medical, Inc.	75,218	1,851,867
*	Aveanna Healthcare Holdings, Inc.	10,454	68,369
*	Axogen, Inc.	1,217	52,574
*	Aytu BioPharma, Inc.	1,710	4,412
*	Azenta, Inc.	63,239	1,553,782
	Baxter International, Inc.	8,868	155,899
#*	Beam Therapeutics, Inc.	215,675	6,541,423
	Becton Dickinson & Co.	144,862	21,590,233
*	BioAge Labs, Inc.	5,408	91,125
*	Biogen, Inc.	60,332	11,419,641
*	BioLife Solutions, Inc.	91,974	1,938,812
*	BioMarin Pharmaceutical, Inc.	186,723	10,066,237
#*	Bio-Rad Laboratories, Inc., Class A	27,352	7,661,842
*	Biote Corp., Class A	12,950	28,749
	Bio-Techne Corp.	179,935	9,954,004
*	Bioventus, Inc., Class A	15,703	154,989
*	Black Diamond Therapeutics, Inc.	10,931	28,967
*	Boston Scientific Corp.	236,677	13,634,962
*	Bridgebio Pharma, Inc.	63,334	4,503,681
*	BrightSpring Health Services, Inc.	237,373	11,386,783
110

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	894,391	$54,191,151
*	Brookdale Senior Living, Inc.	360,007	5,169,701
#	Bruker Corp.	206,384	7,576,357
#*	Butterfly Network, Inc.	189,157	906,062
*	Cabaletta Bio, Inc.	4,415	13,201
	Cardinal Health, Inc.	155,230	29,940,762
*	CareCloud, Inc.	3,147	9,504
*	CareDx, Inc.	77,194	1,606,407
*	Castle Biosciences, Inc.	64,554	1,580,927
*	Catalyst Pharmaceuticals, Inc.	179,863	5,059,546
*	Celldex Therapeutics, Inc.	96,103	3,159,867
	Cencora, Inc.	142,529	43,900,357
*	Centene Corp.	393,319	21,117,297
*	Century Therapeutics, Inc.	7,447	17,054
*	Certara, Inc.	18,350	112,486
*	CG oncology, Inc.	4,978	332,232
*	Champions Oncology, Inc.	117	699
*	Charles River Laboratories International, Inc.	75,527	12,610,743
	Chemed Corp.	25,852	10,986,583
*††	Chinook Therapeutics, Inc.	21,057	0
	Cigna Group	128,643	37,381,083
*	Climb Bio, Inc.	1,661	14,750
*	Collegium Pharmaceutical, Inc.	57,468	1,938,396
*	Community Health Systems, Inc.	169,543	481,502
*	Compass Therapeutics, Inc.	173	306
#	Concentra Group Holdings Parent, Inc.	233,009	5,235,712
	CONMED Corp.	41,306	1,514,278
*	Contineum Therapeutics, Inc., Class A	4,969	63,703
*	Cooper Cos., Inc.	146,030	9,185,287
*	Corbus Pharmaceuticals Holdings, Inc.	1,951	19,276
*	Corcept Therapeutics, Inc.	97,770	4,548,260
*	CorVel Corp.	81,942	4,708,387
		Shares	Value†
HEALTH CARE — (Continued)
*	Coya Therapeutics, Inc.	3,494	$14,780
#*	Crinetics Pharmaceuticals, Inc.	76,858	2,980,553
*	Cross Country Healthcare, Inc.	46,432	469,892
*	CryoPort, Inc.	103,202	1,058,853
*	Cullinan Therapeutics, Inc.	46,694	609,357
*	Cumberland Pharmaceuticals, Inc.	4,933	20,669
	CVS Health Corp.	644,521	53,682,154
*	Cytek Biosciences, Inc.	164,947	752,158
*	CytomX Therapeutics, Inc.	208,397	879,435
	Danaher Corp.	195,436	34,973,272
*	DarioHealth Corp.	881	6,308
#*	DaVita, Inc.	155,909	24,187,722
*	Denali Therapeutics, Inc.	182,395	3,414,434
	Dentsply Sirona, Inc.	270,796	3,181,853
*	Design Therapeutics, Inc.	2,000	27,200
*	Dexcom, Inc.	156,458	9,317,074
*	Dianthus Therapeutics, Inc.	22,810	2,002,718
#*	Disc Medicine, Inc.	28,751	1,896,128
*	Doximity, Inc., Class A	95,128	2,324,928
#*	Dyne Therapeutics, Inc.	25,634	449,877
*	Edgewise Therapeutics, Inc.	32,875	1,017,810
*	Edwards Lifesciences Corp.	194,052	16,203,342
#	Ekso Bionics Holdings, Inc.	1,808	21,714
*	Elanco Animal Health, Inc.	831,398	18,598,373
*	Electromed, Inc.	13,044	335,361
	Elevance Health, Inc.	124,444	46,843,211
	Eli Lilly & Co.	364,915	341,049,559
	Embecta Corp.	43,847	401,200
*	Emergent BioSolutions, Inc.	71,270	586,552
*	Enanta Pharmaceuticals, Inc.	4,835	67,158
	Encompass Health Corp.	205,698	20,569,800
111

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Enliven Therapeutics, Inc.	33,017	$1,361,291
#*	Enovis Corp.	69,619	1,631,869
	Ensign Group, Inc.	72,192	13,477,525
*	Entrada Therapeutics, Inc.	2,434	32,859
*	Envista Holdings Corp.	308,508	8,002,698
*	Erasca, Inc.	17,137	182,509
*	Exagen, Inc.	3,009	8,726
*	Exelixis, Inc.	390,694	17,370,255
#*	EyePoint, Inc.	53,160	701,712
*	FONAR Corp.	13,310	251,958
*	Forian, Inc.	6,611	14,280
*	Fortrea Holdings, Inc.	129,092	1,484,558
*	Fulcrum Therapeutics, Inc.	107,698	767,887
*	Fulgent Genetics, Inc.	43,591	662,147
*	GE HealthCare Technologies, Inc.	172,024	10,465,940
*	GeneDx Holdings Corp.	3,271	205,713
	Gilead Sciences, Inc.	743,690	97,304,400
*	Ginkgo Bioworks Holdings, Inc.	24,476	207,067
*	Globus Medical, Inc., Class A	115,988	10,459,798
#*	GoodRx Holdings, Inc., Class A	113,835	268,651
#*	GRAIL, Inc.	35,533	1,935,838
*	Guardian Pharmacy Services, Inc., Class A	3,763	139,607
*	Haemonetics Corp.	64,313	3,864,568
*	Halozyme Therapeutics, Inc.	162,942	10,372,888
*	Harmony Biosciences Holdings, Inc.	79,857	2,496,330
#*	Harrow, Inc.	21,937	889,107
	HCA Healthcare, Inc.	32,541	14,137,437
*	Health Catalyst, Inc.	37,902	47,378
*	HealthEquity, Inc.	97,220	7,974,957
	HealthStream, Inc.	38,482	798,886
*	Henry Schein, Inc.	202,655	15,116,036
††	HilleVax, Inc.	5,210	584
»	Hologic, Inc.	1,605	16
	Humana, Inc.	80,513	19,036,494
*	ICON PLC	42,295	5,004,767
*	ICU Medical, Inc.	34,492	4,111,446
*	Ideaya Biosciences, Inc.	95,320	2,773,812
*	IDEXX Laboratories, Inc.	43,772	24,547,338
*	Illumina, Inc.	63,522	8,050,778
		Shares	Value†
HEALTH CARE — (Continued)
#*††	IMARA, Inc.	6,186	$0
*	ImmuCell Corp.	18,384	155,529
*	Incyte Corp.	187,943	17,905,330
*	Indivior Pharmaceuticals, Inc.	106,724	3,925,309
*	InfuSystem Holdings, Inc.	40,643	411,714
*	Innovage Holding Corp.	13,858	112,943
*	Innoviva, Inc.	155,592	3,577,060
*	Inogen, Inc.	3,001	21,337
*	Insmed, Inc.	8,769	1,195,478
*	Insulet Corp.	15,663	2,696,229
#*	Integer Holdings Corp.	54,710	4,842,382
*	Integra LifeSciences Holdings Corp.	66,530	701,226
#*	Intellia Therapeutics, Inc.	227,639	3,068,574
*	Intuitive Surgical, Inc.	34,199	15,649,804
*	IQVIA Holdings, Inc.	91,160	14,437,009
	iRadimed Corp.	6,843	570,980
*	Ironwood Pharmaceuticals, Inc.	88,288	364,188
#*	Jazz Pharmaceuticals PLC	91,304	18,536,538
	Johnson & Johnson	1,299,480	298,685,478
#*	Joint Corp.	24,760	219,621
*	Kewaunee Scientific Corp.	6,314	233,681
*	Kezar Life Sciences, Inc.	1,725	12,610
*	Kiniksa Pharmaceuticals International PLC	68,093	3,662,042
*	Krystal Biotech, Inc.	34,803	9,127,435
#*	Kura Oncology, Inc.	80,933	714,638
*	Kymera Therapeutics, Inc.	49,402	4,005,020
*	Kyverna Therapeutics, Inc.	4,308	37,910
	Labcorp Holdings, Inc.	86,550	22,226,040
#*	Lantheus Holdings, Inc.	115,189	9,747,293
*	Larimar Therapeutics, Inc.	12,825	52,070
	LeMaitre Vascular, Inc.	36,197	3,972,621
#*	LENSAR, Inc.	24,693	129,144
*	Lexeo Therapeutics, Inc.	104,598	595,686
112

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	LifeStance Health Group, Inc.	315,381	$2,387,434
*	Ligand Pharmaceuticals, Inc.	31,885	7,316,013
*	Lipocine, Inc.	32	75
*	LivaNova PLC	74,854	4,498,725
*	Lyell Immunopharma, Inc.	1,418	27,977
*	MannKind Corp.	149,032	421,761
*	Maravai LifeSciences Holdings, Inc., Class A	11,602	42,695
	McKesson Corp.	18,698	15,242,610
*	Medpace Holdings, Inc.	34,137	14,291,796
	Medtronic PLC	420,257	34,028,209
	Merck & Co., Inc.	909,146	99,260,560
*	Merit Medical Systems, Inc.	81,688	5,569,488
*††	Merrimack Pharmaceuticals, Inc.	2,035	0
	Mesa Laboratories, Inc.	5,500	550,000
*	Mettler-Toledo International, Inc.	11,140	14,221,435
*	MiMedx Group, Inc.	4,040	13,574
††	Mirati Therapeutics, Inc.	32,564	97,041
*	Moderna, Inc.	28,613	1,314,481
*	Molina Healthcare, Inc.	60,891	11,850,606
*	Monte Rosa Therapeutics, Inc.	83,201	1,593,299
*	Natera, Inc.	34,508	7,114,169
	National HealthCare Corp.	28,207	4,887,991
#	National Research Corp.	38,592	635,224
#*	Neogen Corp.	279,849	2,630,581
*	NeoGenomics, Inc.	179,642	1,663,485
*††	Neoleukin Therapeutics, Inc.	1,526	0
*	Neurocrine Biosciences, Inc.	79,833	10,511,611
*	NextCure, Inc.	733	6,751
*	Novocure Ltd.	33,305	506,569
*	Nurix Therapeutics, Inc.	24,120	402,804
*	Olema Pharmaceuticals, Inc.	75,173	1,083,243
		Shares	Value†
HEALTH CARE — (Continued)
*»	OmniAb, Inc. (2200963D US)	13,783	$0
*»	OmniAb, Inc. (2200964D US)	13,783	0
*	OmniAb, Inc. (OABI UQ)	78,606	109,262
*	Omnicell, Inc.	73,625	3,049,548
*††	Opiant Pharmaceuticals, Inc.	5,178	0
*	OptimizeRx Corp.	26,892	167,537
*	Option Care Health, Inc.	191,721	3,897,688
	Oramed Pharmaceuticals, Inc.	23,349	90,594
*	OraSure Technologies, Inc.	115,021	349,664
*	Organogenesis Holdings, Inc.	194,024	455,956
	Organon & Co.	130,585	1,730,251
#*	ORIC Pharmaceuticals, Inc.	142,329	1,406,211
*	Orthofix Medical, Inc.	10,726	126,138
*	OrthoPediatrics Corp.	6,700	100,902
*	Pacira BioSciences, Inc.	92,636	2,361,292
*	PACS Group, Inc.	17,229	578,033
*	Passage Bio, Inc.	1,544	7,890
*††	PDL BioPharma, Inc.	458,319	137,496
*	Pediatrix Medical Group, Inc.	141,792	3,191,738
*	Pennant Group, Inc.	41,885	1,311,838
*	Penumbra, Inc.	25,454	8,310,222
#*	Personalis, Inc.	44,300	244,536
	Pfizer, Inc.	2,032,441	54,266,175
	Phibro Animal Health Corp., Class A	35,279	1,876,137
††	Poseida Therapeutics, Inc.	45,912	65,654
*	Precipio, Inc.	100	3,090
*	Prestige Consumer Healthcare, Inc.	79,266	4,464,261
*	Prime Medicine, Inc.	10,171	36,056
*	Privia Health Group, Inc.	123,207	3,061,694
*	Pro-Dex, Inc.	4,857	243,530
*	Progyny, Inc.	110,513	2,053,332
*	Protalix BioTherapeutics, Inc.	35,097	75,459
*	Protara Therapeutics, Inc.	14,686	78,276
113

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	PTC Therapeutics, Inc.	70,661	$4,597,205
*	Puma Biotechnology, Inc.	5,406	40,599
	Quest Diagnostics, Inc.	151,722	29,464,412
*	QuidelOrtho Corp.	5,582	68,659
*	RadNet, Inc.	106,443	6,019,352
*	Rafael Holdings, Inc., Class B	20,215	25,673
*	Rapid Micro Biosystems, Inc., Class A	2,476	5,942
	Regeneron Pharmaceuticals, Inc.	32,989	23,325,202
*	REGENXBIO, Inc.	55,195	495,099
*	Relay Therapeutics, Inc.	231,017	2,993,980
#*	Repligen Corp.	58,117	6,875,822
*	Replimune Group, Inc.	41,625	106,976
	ResMed, Inc.	71,844	15,360,966
*	Revolution Medicines, Inc.	127,827	18,422,427
#	Revvity, Inc.	150,238	13,013,616
*	Rigel Pharmaceuticals, Inc.	18,327	529,650
*	Roivant Sciences Ltd.	861,632	24,582,361
*	Sagimet Biosciences, Inc., Class A	2,492	20,011
#*	Schrodinger, Inc.	63,492	759,364
	Select Medical Holdings Corp.	228,389	3,747,864
*	Sensus Healthcare, Inc.	22,487	89,273
*	Shattuck Labs, Inc.	3,829	27,377
*	SI-BONE, Inc.	48,673	603,058
	SIGA Technologies, Inc.	129,714	596,684
*	Sight Sciences, Inc.	6,130	25,072
*	Simulations Plus, Inc.	7,254	102,789
*	Solid Biosciences, Inc.	13,765	99,934
*	Solventum Corp.	33,036	2,225,305
*	Sotera Health Co.	358,515	5,578,493
*	STAAR Surgical Co.	28,911	762,094
	STERIS PLC	93,028	20,175,913
*	Stoke Therapeutics, Inc.	57,159	1,870,242
#*	Strata Critical Medical, Inc.	103,123	517,677
	Stryker Corp.	70,102	22,091,243
		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	127,541	$6,121,968
#*	Surgery Partners, Inc.	153,045	2,147,221
*	Tactile Systems Technology, Inc.	33,995	782,565
*	Talkspace, Inc.	81,000	420,390
#*	Teladoc Health, Inc.	209,482	1,269,461
	Teleflex, Inc.	44,413	5,503,215
*	Tenax Therapeutics, Inc.	1,090	14,290
*	Tenet Healthcare Corp.	139,651	24,734,985
*	Terns Pharmaceuticals, Inc.	74,145	3,924,495
#*	TG Therapeutics, Inc.	14,845	501,464
*	TherapeuticsMD, Inc.	418	853
*	Theravance Biopharma, Inc.	59,235	991,594
	Thermo Fisher Scientific, Inc.	79,681	38,164,012
*††	Third Harmonic Bio, Inc.	968	0
#*	TransMedics Group, Inc.	20,221	2,038,075
*	TruBridge, Inc.	910	23,387
#*	Twist Bioscience Corp.	18,878	1,103,419
*	Tyra Biosciences, Inc.	2,940	102,165
#	U.S. Physical Therapy, Inc.	27,641	1,968,592
#*	UFP Technologies, Inc.	11,627	2,228,082
*	Unicycive Therapeutics, Inc.	3,013	23,080
*	United Therapeutics Corp.	53,489	30,560,940
	UnitedHealth Group, Inc.	280,308	103,848,508
	Universal Health Services, Inc., Class B	75,913	12,773,881
*	Upstream Bio, Inc.	8,066	74,046
	Utah Medical Products, Inc.	6,179	404,230
*	Vanda Pharmaceuticals, Inc.	87,953	624,466
*	Varex Imaging Corp.	90,094	1,049,595
*	Veeva Systems, Inc., Class A	47,287	7,375,353
*	Veracyte, Inc.	126,552	4,166,092
*	Vericel Corp.	23,118	802,888
114

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vertex Pharmaceuticals, Inc.	74,228	$31,723,563
	Viatris, Inc.	941,370	14,064,068
*	Vir Biotechnology, Inc.	186,786	1,908,019
*	Viridian Therapeutics, Inc.	24,726	333,306
*	Waters Corp.	76,470	23,646,818
#*	Waystar Holding Corp.	39,673	848,010
	West Pharmaceutical Services, Inc.	47,271	14,067,377
#*	Xencor, Inc.	26,410	315,071
*	XOMA Royalty Corp.	3,008	123,148
*	Zentalis Pharmaceuticals, Inc.	5,900	23,659
*	Zevra Therapeutics, Inc.	33,039	336,007
	Zimmer Biomet Holdings, Inc.	153,334	12,639,322
	Zoetis, Inc.	190,038	21,848,669
*	Zymeworks, Inc.	60,110	1,655,429
TOTAL HEALTH CARE			3,083,821,130
INDUSTRIALS — (13.8%)
*	3D Systems Corp.	134,152	330,014
	3M Co.	196,554	28,799,092
#	A.O. Smith Corp.	205,874	12,731,248
#	AAON, Inc.	87,028	8,120,583
*	AAR Corp.	59,952	6,616,902
	ABM Industries, Inc.	109,497	4,467,478
	ACCO Brands Corp.	117,521	377,242
	Acuity, Inc.	37,731	10,933,312
	Advanced Drainage Systems, Inc.	119,635	17,855,524
	Aebi Schmidt Holding AG	46,434	539,563
	AECOM	182,809	15,374,237
*	AerSale Corp.	5,923	39,803
	AGCO Corp.	193,926	23,468,925
*	Air Industries Group	3,715	11,739
	Alamo Group, Inc.	20,130	3,491,347
#*	Alaska Air Group, Inc.	206,364	8,070,896
	Albany International Corp., Class A	51,680	2,999,507
*	Allegiant Travel Co.	32,252	2,439,541
	Allegion PLC	137,584	18,915,048
	Allient, Inc.	30,644	2,334,460
	Allison Transmission Holdings, Inc.	231,323	31,078,245
*	Alpha Pro Tech Ltd.	28,782	132,397
		Shares	Value†
INDUSTRIALS — (Continued)
	Alta Equipment Group, Inc.	38,954	$301,894
*	Amentum Holdings, Inc.	116,974	3,068,228
*	Ameresco, Inc., Class A	47,878	1,416,710
*	American Airlines Group, Inc.	548,426	6,422,068
*	American Superconductor Corp.	43,740	2,341,840
*	American Woodmark Corp.	22,071	964,061
	AMETEK, Inc.	188,163	44,312,386
*	API Group Corp.	343,273	15,694,442
	Apogee Enterprises, Inc.	38,560	1,403,584
	Applied Industrial Technologies, Inc.	56,047	17,136,370
	ArcBest Corp.	41,036	5,234,963
	Arcosa, Inc.	88,530	11,196,389
	Argan, Inc.	14,932	10,004,141
	Armstrong World Industries, Inc.	65,338	11,132,942
*	Art's-Way Manufacturing Co., Inc.	4,486	12,112
	Astec Industries, Inc.	36,479	2,371,865
#*	Astronics Corp. (ATRO US)	24,541	1,752,227
*	Astronics Corp. (ATROB US), Class B	31,687	2,261,501
*	ATI, Inc.	225,110	34,995,601
	Atkore, Inc.	55,942	4,371,867
	Atmus Filtration Technologies, Inc.	80,549	5,106,807
	Automatic Data Processing, Inc.	271,074	57,451,424
#*	Avis Budget Group, Inc.	12,750	2,303,543
*	Axon Enterprise, Inc.	16,723	6,718,632
	AZZ, Inc.	45,231	6,469,842
	Barrett Business Services, Inc.	44,612	1,406,616
	BGSF, Inc.	1,526	8,683
*	Bloom Energy Corp., Class A	14,134	4,005,010
*	Blue Bird Corp.	56,161	3,600,482
*	BlueLinx Holdings, Inc.	8,184	433,425
*	Boeing Co.	124,648	28,548,131
	Boise Cascade Co.	102,308	8,109,955
115

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Booz Allen Hamilton Holding Corp.	124,558	$9,686,876
*	Bowman Consulting Group Ltd.	3,273	103,296
	Brady Corp., Class A	66,111	5,409,202
*	Bridger Aerospace Group Holdings, Inc.	5,537	11,240
*	BrightView Holdings, Inc.	130,271	1,550,225
	Brink's Co.	63,353	6,762,933
	Broadridge Financial Solutions, Inc.	93,434	14,386,967
*	Broadwind, Inc.	4,998	13,295
*	Builders FirstSource, Inc.	176,702	13,975,361
	BWX Technologies, Inc.	103,072	22,303,750
*	Byrna Technologies, Inc.	14,792	86,533
*	CACI International, Inc., Class A	29,061	15,098,352
*	Cadeler AS (CDLR US), ADR	10,113	279,928
#	Cadre Holdings, Inc.	51,202	1,518,139
#	Carlisle Cos., Inc.	51,711	18,370,850
	Carpenter Technology Corp.	102,531	43,903,774
	Carrier Global Corp.	463,560	31,137,325
#*	Casella Waste Systems, Inc., Class A	57,754	4,577,005
	Caterpillar, Inc.	321,812	286,448,079
*	CBIZ, Inc.	89,026	2,715,293
#*	CECO Environmental Corp.	63,655	4,719,382
	CH Robinson Worldwide, Inc.	134,589	24,469,626
*	Chart Industries, Inc.	8,603	1,788,564
	Chicago Rivet & Machine Co.	653	7,444
#*	Cimpress PLC	24,827	2,196,196
	Cintas Corp.	120,681	21,084,178
*	Civeo Corp.	17,090	545,171
*	Clean Harbors, Inc.	96,615	30,209,578
	CNH Industrial NV	1,010,606	10,823,590
	Columbus McKinnon Corp.	38,435	593,821
	Comfort Systems USA, Inc.	23,310	42,896,227
	CompX International, Inc.	9,138	212,641
#	Concentrix Corp.	84,376	2,009,836
		Shares	Value†
INDUSTRIALS — (Continued)
*	Concrete Pumping Holdings, Inc.	52,436	$415,293
*	Conduent, Inc.	167,778	286,900
*	Construction Partners, Inc., Class A	53,153	6,572,900
	Copa Holdings SA, Class A	39,347	4,551,661
*	Copart, Inc.	355,405	11,767,460
*	Core & Main, Inc., Class A	223,414	11,253,363
*	Costamare Bulkers Holdings Ltd.	44,180	763,430
	Costamare, Inc.	324,279	5,389,517
	Covenant Logistics Group, Inc.	36,991	1,289,506
*»	CPI Aerostructures, Inc.	27,297	98,269
	CRA International, Inc.	18,595	2,928,155
	Crane Co.	69,158	12,291,451
#	CSW Industrials, Inc.	21,221	6,179,555
	CSX Corp.	1,859,727	84,487,398
	Cummins, Inc.	121,273	81,375,396
	Curtiss-Wright Corp.	34,513	24,856,263
*	Custom Truck One Source, Inc.	27,422	270,107
	Deere & Co.	183,569	108,281,846
	Delta Air Lines, Inc.	873,423	59,384,030
#	Deluxe Corp.	74,872	2,332,263
*	Distribution Solutions Group, Inc.	52,802	1,428,822
*	DLH Holdings Corp.	21,039	122,447
*	DNOW, Inc.	286,177	3,860,528
	Donaldson Co., Inc.	205,150	18,088,076
	Douglas Dynamics, Inc.	42,171	1,945,348
	Dover Corp.	140,733	31,863,359
*	Ducommun, Inc.	26,890	3,816,498
*	DXP Enterprises, Inc.	37,585	6,417,639
*	Dycom Industries, Inc.	46,908	19,424,603
	Eastern Co.	12,710	277,841
	Eaton Corp. PLC	114,490	49,575,315
	EMCOR Group, Inc.	29,841	26,608,324
	Emerson Electric Co.	183,726	25,802,479
*	Energy Recovery, Inc.	68,925	763,000
	Enerpac Tool Group Corp.	79,955	2,806,421
	EnerSys	55,829	11,906,093
	Ennis, Inc.	51,189	1,068,826
	Enpro, Inc.	38,091	11,105,431
*	Enviri Corp.	145,313	2,861,213
	Equifax, Inc.	101,131	17,590,726
	Esab Corp.	91,443	8,986,104
116

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	43,587	$14,120,009
	Espey Mfg. & Electronics Corp.	4,614	327,086
*	Everus Construction Group, Inc.	81,928	12,078,645
	EVI Industries, Inc.	1,292	23,992
*	ExlService Holdings, Inc.	176,694	5,633,005
	Expeditors International of Washington, Inc.	181,697	26,871,169
	Exponent, Inc.	49,995	3,344,166
	Fastenal Co.	1,081,576	48,595,210
	Federal Signal Corp.	91,280	11,239,306
	FedEx Corp.	191,916	77,401,642
	Ferguson Enterprises, Inc.	173,092	46,338,459
	Flowserve Corp.	185,050	13,627,082
*	Fluor Corp.	178,915	9,545,115
	Fortive Corp.	251,778	15,053,807
	Fortune Brands Innovations, Inc.	186,032	7,541,737
#*	Forward Air Corp.	19,997	421,137
*	Franklin Covey Co.	24,622	521,986
	Franklin Electric Co., Inc.	66,794	6,692,091
*	FreightCar America, Inc.	8,587	70,757
#*	Frontier Group Holdings, Inc.	167,334	607,422
	FTAI Aviation Ltd.	72,070	17,993,717
#	FTAI Infrastructure, Inc.	21,022	129,180
*	FTI Consulting, Inc.	58,304	10,453,907
*	FuelCell Energy, Inc.	18,781	244,153
*	Gates Industrial Corp. PLC	304,601	7,800,832
	GATX Corp.	66,921	13,111,162
	GE Vernova, Inc.	108,306	117,345,219
#	Genco Shipping & Trading Ltd.	78,751	1,908,924
*	Gencor Industries, Inc.	20,171	300,144
*	Generac Holdings, Inc.	60,272	15,624,311
	General Dynamics Corp.	129,173	44,474,264
	General Electric Co.	433,225	125,604,924
	Genpact Ltd.	383,167	13,315,053
*	Gibraltar Industries, Inc.	52,698	2,056,803
	Global Industrial Co.	60,553	2,004,910
	Gorman-Rupp Co.	42,953	3,253,260
		Shares	Value†
INDUSTRIALS — (Continued)
	Graco, Inc.	133,958	$10,752,809
*	Graham Corp.	23,254	2,213,781
#	Granite Construction, Inc.	65,746	9,011,804
#	Greenbrier Cos., Inc.	49,020	2,407,862
	Griffon Corp.	56,453	5,146,820
*	GXO Logistics, Inc.	207,107	11,832,023
*	Hayward Holdings, Inc.	300,394	4,508,914
*	Healthcare Services Group, Inc.	123,260	2,638,997
#	Heartland Express, Inc.	107,741	1,441,575
	HEICO Corp. (HEI US)	24,006	6,479,700
	HEICO Corp. (HEIA US), Class A	39,491	8,254,409
	Helios Technologies, Inc.	63,799	4,363,852
#	Herc Holdings, Inc.	74,905	9,506,943
	Hexcel Corp.	133,760	12,556,051
*	Hillman Solutions Corp.	271,916	2,218,835
	HireQuest, Inc.	871	10,077
	HNI Corp.	104,308	3,811,414
	Honeywell International, Inc.	379,317	81,299,013
	Howmet Aerospace, Inc.	75,221	18,281,712
	Hub Group, Inc., Class A	117,243	5,138,761
#	Hubbell, Inc.	62,475	31,747,921
*	Hudson Technologies, Inc.	26,011	162,829
	Huntington Ingalls Industries, Inc.	47,137	17,171,538
*	Hurco Cos., Inc.	8,054	134,985
*	Huron Consulting Group, Inc.	54,092	7,067,931
*	Hyliion Holdings Corp.	14,520	27,733
	Hyster-Yale, Inc.	21,835	861,827
*	IBEX Holdings Ltd.	17,878	496,115
	ICF International, Inc.	32,605	2,336,474
	IDEX Corp.	66,146	14,409,906
#*	IES Holdings, Inc.	36,300	23,380,104
	Illinois Tool Works, Inc.	211,517	54,573,501
	Ingersoll Rand, Inc.	280,410	22,393,543
#*	Innodata, Inc.	37,297	1,575,052
*	Innovative Solutions & Support, Inc.	29,317	644,974
#	Insperity, Inc.	56,756	2,018,811
	Insteel Industries, Inc.	39,043	1,022,146
117

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Interface, Inc.	88,460	$2,466,265
	ITT, Inc.	96,037	20,584,571
	Jacobs Solutions, Inc.	110,266	14,269,523
*	Janus International Group, Inc.	158,560	824,512
	JB Hunt Transport Services, Inc.	127,775	32,139,246
*	JELD-WEN Holding, Inc.	19,256	26,381
#*	JetBlue Airways Corp.	581,547	2,707,101
	Johnson Controls International PLC	318,085	46,449,953
#	Kadant, Inc.	17,516	5,134,465
	Karat Packaging, Inc.	2,335	66,991
	KBR, Inc.	314,884	11,805,001
	Kelly Services, Inc., Class A	43,352	423,116
	Kennametal, Inc.	127,128	4,921,125
	Kforce, Inc.	57,442	2,596,953
*	Kirby Corp.	138,419	20,837,596
*	Knightscope, Inc., Class A	1,695	5,322
	Knight-Swift Transportation Holdings, Inc.	286,465	18,591,579
	Korn Ferry	94,399	6,271,870
*	Kratos Defense & Security Solutions, Inc.	334,045	21,061,537
*	L.B. Foster Co., Class A	23,899	731,548
	L3Harris Technologies, Inc.	97,703	31,318,697
	Landstar System, Inc.	76,198	14,025,766
*	Legalzoom.com, Inc.	237,361	1,530,978
	Leidos Holdings, Inc.	152,945	22,822,453
	Lennox International, Inc.	32,452	17,358,250
	Leonardo DRS, Inc.	80,220	3,259,339
#*	Limbach Holdings, Inc.	18,095	1,805,338
	Lincoln Electric Holdings, Inc.	70,025	18,556,625
	Lindsay Corp.	16,083	1,800,814
*	Liquidity Services, Inc.	49,852	1,777,224
#*	Loar Holdings, Inc.	48,112	2,700,045
	Lockheed Martin Corp.	161,715	83,763,519
	LSI Industries, Inc.	56,599	1,375,922
	Luxfer Holdings PLC	39,886	600,284
#*	Lyft, Inc., Class A	158,316	2,240,171
*	Manitowoc Co., Inc.	67,190	913,112
	ManpowerGroup, Inc.	6,189	187,341
		Shares	Value†
INDUSTRIALS — (Continued)
	Marten Transport Ltd.	142,040	$2,141,963
	Masco Corp.	159,092	11,425,987
*	MasTec, Inc.	97,594	38,456,916
*	Mastech Digital, Inc.	18,872	123,612
#*	Masterbrand, Inc.	229,405	2,060,057
*	Matrix Service Co.	51,137	691,372
	Matson, Inc.	57,278	9,991,002
	Maximus, Inc.	99,168	6,507,404
*	Mayville Engineering Co., Inc.	14,589	332,775
	McGrath RentCorp	31,498	3,482,104
*	Mercury Systems, Inc.	108,146	8,533,801
#*	Microvast Holdings, Inc.	172,920	333,736
*	Middleby Corp.	80,035	11,233,713
	Miller Industries, Inc.	17,318	831,091
#	MillerKnoll, Inc.	98,251	1,579,876
*	Mistras Group, Inc.	20,847	393,591
*	Mobile Infrastructure Corp.	3,030	5,575
*	Modine Manufacturing Co.	28,759	7,322,904
*	Montrose Environmental Group, Inc.	53,754	1,131,522
	Moog, Inc., Class A	43,070	12,977,422
	MSA Safety, Inc.	56,948	9,475,578
	MSC Industrial Direct Co., Inc., Class A	89,467	9,149,790
	Mueller Industries, Inc.	137,910	18,677,151
	Mueller Water Products, Inc., Class A	236,332	6,591,299
*	MYR Group, Inc.	30,748	12,447,098
	National Presto Industries, Inc.	13,888	1,942,098
*	Nephros, Inc.	2,725	8,611
#*	Nextpower, Inc., Class A	128,223	15,275,206
	NL Industries, Inc.	254,088	1,524,528
	Nordson Corp.	54,310	15,665,720
	Norfolk Southern Corp.	150,224	47,445,246
	Northrop Grumman Corp.	51,348	29,755,139
*	NPK International, Inc.	207,335	3,389,927
	nVent Electric PLC	168,869	24,131,380
*	NWPX Infrastructure, Inc.	17,470	1,718,000
	Old Dominion Freight Line, Inc.	114,928	24,414,155
118

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Omega Flex, Inc.	10,491	$330,676
*	OPENLANE, Inc.	193,245	6,075,623
*	Optex Systems Holdings, Inc.	1,476	15,852
*	Orion Energy Systems, Inc.	1,121	10,212
*	Orion Group Holdings, Inc.	60,726	827,088
	Oshkosh Corp.	132,150	20,655,045
	Otis Worldwide Corp.	256,975	20,013,213
	Owens Corning	171,211	21,117,165
	PACCAR, Inc.	461,810	54,863,028
#*	Palladyne AI Corp.	5,149	31,357
*	PAMT Corp.	56,632	571,983
	Pangaea Logistics Solutions Ltd.	89,190	683,195
	Park Aerospace Corp.	30,187	1,022,132
	Parker-Hannifin Corp.	51,869	47,170,706
	Park-Ohio Holdings Corp.	36,313	1,051,261
*	Parsons Corp.	107,029	5,395,332
	Paychex, Inc.	201,111	18,628,912
	Paycom Software, Inc.	45,176	5,726,510
*	Paylocity Holding Corp.	62,892	6,634,477
	Pentair PLC	224,191	18,094,456
*	Perma-Fix Environmental Services, Inc.	20,738	262,543
*	Perma-Pipe International Holdings, Inc.	14,584	477,334
*	Pioneer Power Solutions, Inc.	3,944	15,303
#	Pitney Bowes, Inc.	160,336	2,478,795
#*	Planet Labs PBC	225,420	8,333,777
#*	Plug Power, Inc.	2,082,909	6,519,505
#	Powell Industries, Inc.	69,948	19,394,482
#*	Power Solutions International, Inc.	22,922	1,679,495
	Preformed Line Products Co.	10,004	3,323,829
	Primoris Services Corp.	85,553	15,497,926
*	Proto Labs, Inc.	40,605	2,631,610
	Quad/Graphics, Inc.	71,371	531,000
	Quanex Building Products Corp.	28,224	562,787
	Quanta Services, Inc.	32,276	23,489,505
*	Quest Resource Holding Corp.	19,515	22,052
*	Radiant Logistics, Inc.	104,745	880,905
*	RBC Bearings, Inc.	32,227	19,306,873
		Shares	Value†
INDUSTRIALS — (Continued)
*	RCM Technologies, Inc.	616	$19,275
	Regal Rexnord Corp.	117,764	25,322,793
	Republic Services, Inc.	112,469	23,530,764
*	Resideo Technologies, Inc.	242,226	10,020,890
#	Robert Half, Inc.	13,399	356,547
#*	Rocket Lab Corp.	161,531	13,327,923
	Rockwell Automation, Inc.	76,321	31,208,420
	Rollins, Inc.	302,574	16,862,449
	RTX Corp.	685,529	120,701,091
	Rush Enterprises, Inc. (RUSHA US), Class A	127,605	9,446,598
	Rush Enterprises, Inc. (RUSHB US), Class B	10,841	789,875
#*	RXO, Inc.	232,027	4,633,579
	Ryder System, Inc.	73,497	18,651,334
*	Saia, Inc.	26,299	11,803,517
	Schneider National, Inc., Class B	107,003	3,326,723
	Science Applications International Corp.	82,923	8,024,459
	Sensata Technologies Holding PLC	143,096	5,958,517
#*	Shoals Technologies Group, Inc., Class A	232,035	1,842,358
*	SIFCO Industries, Inc.	7,118	115,668
	Simpson Manufacturing Co., Inc.	63,093	12,033,728
*	SiteOne Landscape Supply, Inc.	65,228	8,221,989
*	SkyWest, Inc.	72,754	5,974,558
	Snap-on, Inc.	55,011	21,091,217
	Southwest Airlines Co.	743,209	28,182,485
*	SPX Technologies, Inc.	61,906	13,551,842
	SS&C Technologies Holdings, Inc.	213,069	14,765,682
#*	StandardAero, Inc.	60,524	1,504,627
#	Standex International Corp.	18,209	4,971,057
	Stanley Black & Decker, Inc.	115,728	9,045,300
*	Star Equity Holdings, Inc.	16,688	164,711
119

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Infrastructure, Inc.	39,517	$20,375,756
*	Sun Country Airlines Holdings, Inc.	75,648	1,195,238
*	Sunrun, Inc.	323,616	4,119,632
*	Symbotic, Inc.	7,084	418,664
	TaskUS, Inc., Class A	42,105	272,840
*	Taylor Devices, Inc.	5,646	313,353
*	Team, Inc.	204	3,560
*	TechPrecision Corp.	2,805	11,837
#	Tecnoglass, Inc.	53,210	2,292,287
#	Tennant Co.	31,455	2,612,023
	Terex Corp.	287,383	17,875,223
	Tetra Tech, Inc.	344,745	11,142,158
	Textron, Inc.	181,789	17,444,472
*	Thermon Group Holdings, Inc.	49,765	3,010,285
#*	TIC Solutions, Inc.	140,140	1,280,880
	Timken Co.	125,484	13,914,921
*	Titan International, Inc.	116,262	885,916
*	Titan Machinery, Inc.	44,287	926,041
	Toro Co.	161,724	15,391,273
	Trane Technologies PLC	65,195	32,111,145
#*	Transcat, Inc.	17,121	1,302,908
	TransDigm Group, Inc.	9,988	11,585,880
#	TransUnion	156,828	11,134,788
*	Trex Co., Inc.	131,472	5,153,702
	TriNet Group, Inc.	55,299	2,531,588
	Trinity Industries, Inc.	157,906	5,149,315
*	TrueBlue, Inc.	29,656	162,811
	Tutor Perini Corp.	103,591	9,625,676
	Twin Disc, Inc.	21,208	350,356
*	Uber Technologies, Inc.	243,695	18,182,084
	UFP Industries, Inc.	105,525	9,443,432
#*	U-Haul Holding Co. (UHAL US)	24,475	1,257,036
	U-Haul Holding Co. (UHAL/B US)	278,687	13,290,583
#	UL Solutions, Inc., Class A	46,509	4,208,599
*	Ultralife Corp.	41,439	285,929
	UniFirst Corp.	23,201	5,928,088
	Union Pacific Corp.	417,017	112,377,741
*	United Airlines Holdings, Inc.	426,603	38,394,270
	United Parcel Service, Inc., Class B	303,335	33,002,848
	United Rentals, Inc.	72,282	69,379,155
#	Universal Logistics Holdings, Inc.	54,116	1,303,113
#*	Upwork, Inc.	168,704	1,746,086
		Shares	Value†
INDUSTRIALS — (Continued)
*	V2X, Inc.	58,823	$3,988,788
	Valmont Industries, Inc.	29,638	15,057,290
	Veralto Corp.	219,317	19,343,759
	Verisk Analytics, Inc.	121,456	22,407,417
*	Verra Mobility Corp.	200,458	2,972,792
	Vertiv Holdings Co., Class A	182,574	59,973,733
*	Vicor Corp.	49,821	13,415,301
	Virco Mfg. Corp.	31,667	191,902
*	VirTra, Inc.	14,076	62,779
#	VSE Corp.	32,889	5,646,384
	Wabash National Corp.	58,529	508,617
	Waste Management, Inc.	266,340	61,937,367
#	Watsco, Inc. (WSO US)	24,771	10,845,735
»	Watsco, Inc. (WSO/B US), Class B	4,958	2,204,277
	Watts Water Technologies, Inc., Class A	41,364	12,415,818
#	Werner Enterprises, Inc.	102,358	3,773,939
	WESCO International, Inc.	52,319	18,265,609
	Westinghouse Air Brake Technologies Corp.	136,162	36,748,762
*	Wilhelmina International, Inc.	2,000	6,750
*	Willdan Group, Inc.	19,610	1,490,360
#	Willis Lease Finance Corp.	11,433	2,219,717
#	WillScot Holdings Corp.	494,759	11,201,344
	Woodward, Inc.	54,190	19,670,428
	Worthington Enterprises, Inc.	75,062	4,073,615
	WW Grainger, Inc.	40,749	47,323,851
*	XPO, Inc.	149,079	32,816,760
	Xylem, Inc.	193,441	22,856,989
	Zurn Elkay Water Solutions Corp.	196,055	10,187,018
TOTAL INDUSTRIALS			5,310,143,100
INFORMATION TECHNOLOGY — (26.6%)
	A10 Networks, Inc.	77,989	2,080,747
	Accenture PLC, Class A	305,009	54,508,158
*	ACCESS Newswire, Inc.	912	7,205
120

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ACI Worldwide, Inc.	154,944	$6,696,680
*	ACM Research, Inc., Class A	35,044	1,811,424
#	Adeia, Inc.	199,086	6,340,889
*	Adobe, Inc.	120,796	29,727,896
*	ADTRAN Holdings, Inc.	91,578	1,620,015
	Advanced Energy Industries, Inc.	56,799	21,805,704
*	Advanced Micro Devices, Inc.	337,229	119,544,308
*	Agilysys, Inc.	19,157	1,227,197
*	Akamai Technologies, Inc.	159,798	16,455,998
*	Alarm.com Holdings, Inc.	51,291	2,277,833
#*	Alithya Group, Inc., Class A	12,242	12,241
#*	Allegro MicroSystems, Inc.	175,417	8,507,724
*	Alpha & Omega Semiconductor Ltd.	55,134	2,394,470
*	Ambarella, Inc.	59,856	4,118,093
	Amdocs Ltd.	168,703	10,910,023
	Amkor Technology, Inc.	601,391	41,947,022
	Amphenol Corp., Class A	298,318	43,933,292
*	Amplitude, Inc., Class A	39,746	282,594
*	Amtech Systems, Inc.	21,237	369,736
	Analog Devices, Inc.	153,770	61,855,520
#*	Appfolio, Inc., Class A	13,797	2,305,341
	Apple, Inc.	6,701,599	1,818,478,889
	Applied Materials, Inc.	220,417	86,952,302
*	Applied Optoelectronics, Inc.	809	132,967
*	AppLovin Corp., Class A	104,972	46,854,252
*	Arista Networks, Inc.	113,506	19,603,621
*	Arrow Electronics, Inc.	92,797	17,430,061
*	Astera Labs, Inc.	17,273	3,363,744
*	AstroNova, Inc.	16,656	226,522
*	Atlassian Corp., Class A	15,287	1,048,535
#*	Aurora Innovation, Inc.	681,907	4,009,613
*	Autodesk, Inc.	91,523	21,690,951
*	AvePoint, Inc.	177,830	1,733,842
*	Aviat Networks, Inc.	24,776	568,114
	Avnet, Inc.	150,371	12,407,111
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Axcelis Technologies, Inc.	45,055	$6,267,601
#*	AXT, Inc.	27,932	2,212,773
*	Backblaze, Inc., Class A	2,885	12,348
	Badger Meter, Inc.	29,173	3,527,307
	Bel Fuse, Inc. (BELFA US), Class A	3,039	739,845
#	Bel Fuse, Inc. (BELFB US), Class B	19,066	5,259,165
	Belden, Inc.	59,490	6,691,435
	Benchmark Electronics, Inc.	64,863	5,322,009
#	Bentley Systems, Inc., Class B	96,543	3,149,233
*	Bill Holdings, Inc.	135,108	5,134,104
*	BK Technologies Corp.	6,982	672,786
*	Blackbaud, Inc.	52,364	1,946,370
#*	BlackLine, Inc.	72,239	2,257,469
*	Box, Inc., Class A	104,118	2,519,656
	Broadcom, Inc.	1,203,275	502,283,083
*	Cadence Design Systems, Inc.	18,769	6,186,075
*	Calix, Inc.	93,722	4,082,530
*	CCC Intelligent Solutions Holdings, Inc.	265,785	1,392,713
	CDW Corp.	135,628	18,568,829
#*	Cerence, Inc.	62,136	565,438
*	CEVA, Inc.	39,041	1,192,312
*	Ciena Corp.	217,264	114,624,141
#*	Cipher Digital, Inc.	114,374	2,028,995
*	Cirrus Logic, Inc.	77,076	12,569,554
	Cisco Systems, Inc.	2,247,906	205,683,399
#*	Cleanspark, Inc.	353,435	4,428,541
	Clear Secure, Inc., Class A	93,610	4,997,838
*	Clearfield, Inc.	26,181	756,369
*	ClearOne, Inc.	1,721	6,299
	Climb Global Solutions, Inc.	34,827	580,914
*	Cloudflare, Inc., Class A	6,205	1,271,839
*	Coda Octopus Group, Inc.	22,446	253,864
	Cognex Corp.	167,053	9,273,112
	Cognizant Technology Solutions Corp., Class A	443,971	23,486,066
*	Coherent Corp.	138,390	44,244,667
#*	Cohu, Inc.	86,152	4,079,297
121

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Comtech Telecommunications Corp.	5,305	$18,674
*	Consensus Cloud Solutions, Inc.	21,154	547,466
	Corning, Inc.	742,499	121,948,036
#*	Corsair Gaming, Inc.	118,776	806,489
*	CPI Card Group, Inc.	215	3,808
*	CPS Technologies Corp.	3,211	15,830
	Crane NXT Co.	82,914	3,704,598
*	Credo Technology Group Holding Ltd.	110,212	19,177,990
*	Crexendo, Inc.	15,880	103,855
*	Crowdstrike Holdings, Inc., Class A	7,753	3,455,900
*	CS Disco, Inc.	18,784	81,335
	CSP, Inc.	17,490	162,482
	CTS Corp.	53,112	3,032,695
*	CVD Equipment Corp.	2,764	18,740
#*	Daily Journal Corp.	2,539	1,342,522
*	Daktronics, Inc.	60,859	1,196,488
*	Data I/O Corp.	4,203	11,390
*	Datadog, Inc., Class A	44,879	5,932,555
	Dell Technologies, Inc., Class C	159,887	33,408,389
#*	Diebold Nixdorf, Inc.	42,769	3,285,087
*	Digi International, Inc.	56,980	3,193,159
#*	Digital Turbine, Inc.	164,647	581,204
#*	DigitalOcean Holdings, Inc.	77,176	7,442,082
*	Diodes, Inc.	97,128	10,407,265
*	Docusign, Inc.	78,685	3,618,723
	Dolby Laboratories, Inc., Class A	110,837	7,109,085
*	Dropbox, Inc., Class A	179,759	4,366,346
*	DXC Technology Co.	227,433	2,574,542
*	Dynatrace, Inc.	201,480	7,295,591
*	Eastman Kodak Co.	158,867	2,117,697
*	eGain Corp.	21,513	162,638
*	Electro-Sensors, Inc.	212	1,620
#*	Enphase Energy, Inc.	119,795	3,948,443
	Entegris, Inc.	101,667	14,373,680
#*	EPAM Systems, Inc.	72,384	8,235,852
	ePlus, Inc.	48,593	4,115,341
*	Everforth, Inc.	56,935	1,201,328
*	Everspin Technologies, Inc.	35,315	645,558
*	F5, Inc.	70,731	22,909,771
*	Fabrinet	32,565	22,257,201
*	Fair Isaac Corp.	10,416	10,676,400
*	Fastly, Inc., Class A	217,011	5,480,613
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	First Solar, Inc.	108,832	$21,972,092
*	Five9, Inc.	63,633	1,094,488
*	Flex Ltd.	797,456	73,007,097
*	FormFactor, Inc.	115,788	15,739,063
*	Fortinet, Inc.	350,801	29,576,032
	Franklin Wireless Corp.	8,801	33,268
#*	Frequency Electronics, Inc.	36,985	1,855,168
*	Freshworks, Inc., Class A	191,800	1,565,088
#*	Gartner, Inc.	60,021	8,912,518
	Gen Digital, Inc.	726,948	14,022,827
#*	GLOBALFOUNDRIES, Inc.	144,319	9,323,007
*	Globant SA	37,378	1,541,095
*	GoDaddy, Inc., Class A	103,810	9,009,670
*	Grid Dynamics Holdings, Inc.	55,843	317,747
*	Guidewire Software, Inc.	44,081	6,100,370
	Hackett Group, Inc.	36,199	467,329
*	Harmonic, Inc.	221,065	2,526,773
	Hewlett Packard Enterprise Co.	1,250,992	35,991,040
#	HP, Inc.	536,451	11,190,368
*	HubSpot, Inc.	5,453	1,209,257
*	Hut 8 Corp. (HUT US)	13,737	1,040,990
#*	I3 Verticals, Inc., Class A	27,335	616,404
*	Ichor Holdings Ltd.	51,889	3,423,117
*	Identiv, Inc.	33,818	160,297
#*	indie Semiconductor, Inc., Class A	135,831	612,598
	Information Services Group, Inc.	43,033	175,575
#*	Inseego Corp.	1,482	27,017
*	Insight Enterprises, Inc.	48,925	3,566,632
*	Intapp, Inc.	10,865	243,919
*	Intel Corp.	923,943	87,294,135
*	Intellicheck, Inc.	1,258	10,051
*	Intellinetics, Inc.	207	1,486
#	InterDigital, Inc.	88,259	26,174,089
	International Business Machines Corp.	547,292	126,413,506
*	inTEST Corp.	25,923	484,501
	Intuit, Inc.	37,984	14,756,784
#*	IonQ, Inc.	5,141	231,962
#*	IPG Photonics Corp.	76,917	9,146,970
*	Itron, Inc.	97,215	8,146,617
	Jabil, Inc.	95,985	32,393,978
122

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Key Tronic Corp.	22,454	$63,769
*	Keysight Technologies, Inc.	83,789	29,318,609
*	Kimball Electronics, Inc.	45,938	1,240,785
	KLA Corp.	59,668	104,439,884
*	Knowles Corp.	128,642	4,012,344
	Kulicke & Soffa Industries, Inc.	77,367	6,614,878
*	KVH Industries, Inc.	68,090	619,619
*	Kyndryl Holdings, Inc.	77,670	1,073,399
	Lam Research Corp.	571,131	147,271,840
*	Lantronix, Inc.	70,683	474,283
*	Lattice Semiconductor Corp.	48,403	5,918,719
*	LGL Group, Inc.	6,640	46,148
	Littelfuse, Inc.	37,726	15,247,717
*	LiveRamp Holdings, Inc.	114,759	3,354,406
#*	Lumentum Holdings, Inc.	56,299	50,799,714
*	MACOM Technology Solutions Holdings, Inc.	61,716	17,379,843
*	Magnachip Semiconductor Corp.	8,656	29,430
*	Manhattan Associates, Inc.	63,729	8,787,592
	Marvell Technology, Inc.	310,533	51,284,525
*	MaxLinear, Inc.	54,742	3,872,996
	Methode Electronics, Inc.	49,288	395,290
	Microchip Technology, Inc.	200,751	18,651,775
	Micron Technology, Inc.	335,325	173,416,677
	Microsoft Corp.	3,488,024	1,422,346,427
*	Mirion Technologies, Inc.	315,085	6,222,929
#*	Mitek Systems, Inc.	75,270	1,050,769
	MKS, Inc.	59,654	16,926,822
*	MongoDB, Inc.	58,221	14,603,573
	Monolithic Power Systems, Inc.	16,385	26,452,108
	Motorola Solutions, Inc.	78,325	34,387,025
*	M-Tron Industries, Inc.	3,320	221,710
*	N-able, Inc.	18,236	94,462
	Napco Security Technologies, Inc.	38,548	1,802,119
*	nCino, Inc.	18,078	316,003
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	NCR Voyix Corp.	197,598	$1,361,450
	NetApp, Inc.	241,476	26,748,297
*	NETGEAR, Inc.	51,109	1,291,524
*	NetScout Systems, Inc.	127,808	4,307,130
*	NetSol Technologies, Inc.	4,199	14,277
*	nLight, Inc.	67,433	4,710,195
*	Nortech Systems, Inc.	446	6,083
#*	Novanta, Inc.	37,724	4,886,390
*	Nutanix, Inc., Class A	85,299	3,487,876
#	NVE Corp.	6,305	521,991
	NVIDIA Corp.	11,134,535	2,222,119,002
	NXP Semiconductors NV	132,904	39,019,285
*	Okta, Inc.	124,863	9,196,160
*	ON Semiconductor Corp.	383,570	38,667,692
	OneSpan, Inc.	57,189	662,249
*	Onto Innovation, Inc.	48,140	14,204,188
*	Ooma, Inc.	3,797	61,967
*	Optical Cable Corp.	4,427	45,598
	Oracle Corp.	727,057	117,339,729
#*	OSI Systems, Inc.	25,265	7,249,034
#*	Ouster, Inc.	21,748	586,326
*	Palantir Technologies, Inc., Class A	413,256	57,488,042
*	Palo Alto Networks, Inc.	50,290	9,018,003
#*	PAR Technology Corp.	28,382	381,454
	PC Connection, Inc.	55,906	3,563,448
#*	PDF Solutions, Inc.	69,493	2,977,775
	Pegasystems, Inc.	194,814	7,120,452
#*	Penguin Solutions, Inc.	140,472	4,271,754
*	Photronics, Inc.	109,245	5,405,443
*»	Pivotal Software, Inc.	73,758	0
*	Plexus Corp.	40,581	10,168,787
#*	Porch Group, Inc.	82,248	792,048
#	Power Integrations, Inc.	84,908	6,173,661
*	Powerfleet, Inc. NJ	81,760	263,267
*	Progress Software Corp.	77,312	2,153,139
*	PTC, Inc.	65,268	8,896,028
*	Pure Storage, Inc., Class A	103,915	7,424,727
*	Q2 Holdings, Inc.	58,523	2,970,042
	Qnity Electronics, Inc.	107,268	15,088,317
*	Qorvo, Inc.	158,946	14,975,892
	QUALCOMM, Inc.	817,724	146,846,876
*	Qualys, Inc.	53,935	4,688,570
	Ralliant Corp.	88,085	4,002,582
*	Rambus, Inc.	117,576	13,534,173
123

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Red Violet, Inc.	5,132	$192,091
*	Research Solutions, Inc.	3,464	8,799
*	RF Industries Ltd.	19,118	277,785
*	Ribbon Communications, Inc.	224,365	592,324
	Richardson Electronics Ltd.	22,691	326,750
*	Rimini Street, Inc.	6,405	21,841
	RingCentral, Inc., Class A	67,375	2,709,822
#*	Riot Platforms, Inc.	524,351	9,039,811
*	Rogers Corp.	32,939	4,471,469
	Roper Technologies, Inc.	30,418	10,792,611
	Salesforce, Inc.	170,464	30,092,010
*	Samsara, Inc., Class A	69,922	2,009,558
*	Sandisk Corp.	64,903	71,166,789
*	Sanmina Corp.	95,184	20,732,979
*	ScanSource, Inc.	52,978	2,178,455
	Seagate Technology Holdings PLC	92,831	62,534,675
*	Semtech Corp.	9,261	972,868
*	SentinelOne, Inc., Class A	328,425	4,650,498
*	ServiceNow, Inc.	68,885	6,083,234
*	Silicon Laboratories, Inc.	46,336	10,087,347
*	SiTime Corp.	844	474,455
#	Skyworks Solutions, Inc.	205,311	14,406,673
*	Snowflake, Inc.	20,116	2,745,231
#*	SolarEdge Technologies, Inc.	15,918	682,245
*	Sono-Tek Corp.	489	2,680
*	Sprinklr, Inc., Class A	143,162	704,357
»	SRAX, Inc.	3,513	351
#*	Super Micro Computer, Inc.	105,985	2,903,989
#*	Synaptics, Inc.	87,021	8,144,295
*	Synopsys, Inc.	16,383	7,906,436
*	T Stamp, Inc., Class A	4,675	11,828
	TD SYNNEX Corp.	99,918	22,799,289
	TE Connectivity PLC	178,263	37,731,147
*	Teledyne Technologies, Inc.	25,607	16,538,281
*	Telos Corp.	87,205	372,365
#*	Teradata Corp.	109,083	2,874,337
	Teradyne, Inc.	56,895	19,541,726
	Texas Instruments, Inc.	524,903	147,539,735
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TransAct Technologies, Inc.	2,989	$9,953
*	Trimble, Inc.	227,402	15,308,703
*	Trio-Tech International	7,926	111,519
*	TTM Technologies, Inc.	270,648	42,821,927
*	Turtle Beach Corp.	3,982	45,873
*	Twilio, Inc., Class A	116,608	17,264,980
*	Tyler Technologies, Inc.	17,134	5,845,093
#*	UiPath, Inc., Class A	456,185	4,698,705
*	Ultra Clean Holdings, Inc.	75,045	5,864,767
*	Unity Software, Inc.	581,752	15,369,888
	Universal Display Corp.	36,693	3,195,593
*	Varonis Systems, Inc.	3,948	103,832
#*	Veeco Instruments, Inc.	108,137	5,390,629
	VeriSign, Inc.	41,695	11,201,779
#*	Vertex, Inc., Class A	15,218	188,247
*	Viant Technology, Inc., Class A	2,633	28,594
#*	Viasat, Inc.	50,406	3,322,259
*	Viavi Solutions, Inc.	211,671	11,091,560
*	VirnetX Holding Corp.	865	11,574
	Vishay Intertechnology, Inc.	213,067	6,172,551
*	Vishay Precision Group, Inc.	22,666	1,369,480
*	Vistance Networks, Inc.	236,924	3,031,443
	Vontier Corp.	216,576	7,770,747
	Western Digital Corp.	392,580	170,583,862
*	WidePoint Corp.	562	3,563
*	Workday, Inc., Class A	13,500	1,652,400
#	Xerox Holdings Corp.	127,433	286,724
*	Xperi, Inc.	15,983	106,926
*	Yext, Inc.	128,477	495,921
*	Zebra Technologies Corp., Class A	41,776	9,452,238
#*	Zeta Global Holdings Corp., Class A	232,934	4,290,644
*	Zoom Communications, Inc.	232,339	22,571,734
*	Zscaler, Inc.	13,909	1,817,628
TOTAL INFORMATION TECHNOLOGY			10,274,083,587
124

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (3.2%)
	AdvanSix, Inc.	32,697	$806,308
	Air Products & Chemicals, Inc.	94,582	28,379,329
	Albemarle Corp.	104,416	20,538,627
	Alcoa Corp.	271,578	17,323,961
*	Alpha Metallurgical Resources, Inc.	26,745	4,986,605
*	Alto Ingredients, Inc.	5,301	29,262
#	Amcor PLC	622,838	23,692,758
#*	American Battery Technology Co.	91,951	310,794
*	American Biltrite, Inc.	36	2,881
*	American Vanguard Corp.	38,550	111,024
*	Ampco-Pittsburgh Corp.	3,911	42,708
	AptarGroup, Inc.	107,339	13,275,688
	Ardagh Metal Packaging SA	119,905	461,634
*	Arq, Inc.	33,633	76,347
*	Ascent Industries Co.	19,088	278,112
	Ashland, Inc.	83,271	4,435,013
	Avery Dennison Corp.	136,814	22,427,919
	Avient Corp.	143,277	5,312,711
*	Axalta Coating Systems Ltd.	269,591	7,667,168
	Balchem Corp.	49,200	7,951,704
	Ball Corp.	258,962	15,817,399
	Cabot Corp.	105,328	8,106,043
#	Caledonia Mining Corp. PLC	18,795	430,406
	Celanese Corp.	125,295	8,489,989
#*	Century Aluminum Co.	140,150	8,330,516
	CF Industries Holdings, Inc.	247,915	30,791,043
	Chemours Co.	105,962	2,855,676
#*	Clearwater Paper Corp.	101,220	1,387,726
#*	Cleveland-Cliffs, Inc.	777,182	7,927,256
*	Coeur Mining, Inc. CDE US	738,660	13,273,720
	Commercial Metals Co.	201,678	13,907,715
#*	Compass Minerals International, Inc.	82,250	2,196,897
*	Core Molding Technologies, Inc.	17,303	466,316
	Corteva, Inc.	458,974	37,181,484
	CRH PLC (CRHCF US)	226,462	26,817,630
	Crown Holdings, Inc.	272,535	26,792,916
*	Dakota Gold Corp.	18,042	97,066
	Dow, Inc.	537,271	21,754,103
		Shares	Value†
MATERIALS — (Continued)
	DuPont de Nemours, Inc.	214,537	$9,795,759
	Eagle Materials, Inc.	59,064	12,409,937
	Eastman Chemical Co.	136,556	9,980,878
	Ecolab, Inc.	100,917	26,298,970
*	Ecovyst, Inc.	191,345	2,713,272
	Element Solutions, Inc.	436,946	18,609,530
	Flexible Solutions International, Inc.	3,460	21,452
#*	Flotek Industries, Inc.	59,819	1,010,941
	FMC Corp.	34,097	524,412
	Fortitude Gold Corp.	54,214	268,359
	Freeport-McMoRan, Inc.	794,665	45,915,744
	Friedman Industries, Inc.	15,398	317,045
#	Graphic Packaging Holding Co.	397,530	3,788,461
	Greif, Inc. (GEF US), Class A	49,438	3,225,335
	Greif, Inc. (GEF/B US), Class B	21,942	1,760,626
	Hawkins, Inc.	31,666	5,302,472
	HB Fuller Co.	98,933	5,987,425
#	Hecla Mining Co.	884,682	15,941,970
	Huntsman Corp.	212,152	3,048,624
*	Ingevity Corp.	49,610	3,779,786
	Innospec, Inc.	46,123	3,517,340
	International Flavors & Fragrances, Inc.	176,713	12,405,253
	International Paper Co.	400,008	12,168,243
*	Intrepid Potash, Inc.	25,011	989,685
	Kaiser Aluminum Corp.	34,918	5,951,075
*	Knife River Corp.	85,845	7,944,955
	Koppers Holdings, Inc.	35,658	1,455,916
	Kronos Worldwide, Inc.	88,174	656,015
	Linde PLC	153,719	77,034,740
	Louisiana-Pacific Corp.	104,567	7,548,692
*	LSB Industries, Inc.	107,490	1,601,601
	LyondellBasell Industries NV, Class A	184,101	13,733,935
	Martin Marietta Materials, Inc.	42,522	26,324,095
	Materion Corp.	31,415	5,774,391
	Mativ Holdings, Inc.	80,564	747,634
#*	McEwen, Inc.	91,535	1,984,479
125

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Mercer International, Inc.	77,095	$86,346
*	Metallus, Inc.	75,716	1,456,776
	Minerals Technologies, Inc.	63,785	4,588,693
	Mosaic Co.	434,543	10,111,816
#*	MP Materials Corp.	176,978	11,687,627
	Myers Industries, Inc.	63,159	1,301,707
#	NewMarket Corp.	17,077	11,537,563
	Newmont Corp.	753,152	83,667,656
	Nexa Resources SA	25,273	381,875
	Northern Technologies International Corp.	21,837	174,696
	Nucor Corp.	215,596	48,571,623
#*	O-I Glass, Inc.	210,417	1,916,899
	Olin Corp.	312,035	8,886,757
	Packaging Corp. of America	112,734	24,063,072
*	Perimeter Solutions, Inc.	176,925	5,360,827
	PPG Industries, Inc.	186,548	20,240,458
#	Quaker Chemical Corp.	24,272	3,298,322
#*	Ramaco Resources, Inc. (METC US), Class A	83,955	1,246,732
	Ramaco Resources, Inc. (METCB US), Class B	5,587	55,982
*	Ranpak Holdings Corp.	27,705	141,018
*	Rayonier Advanced Materials, Inc.	116,803	1,108,460
	Reliance, Inc.	63,459	23,003,887
††	Resolute Forest Products, Inc.	229,171	61,028
	Royal Gold, Inc.	98,520	22,992,598
	RPM International, Inc.	170,372	17,359,203
	Ryerson Holding Corp.	108,567	3,008,392
	Scotts Miracle-Gro Co.	52,666	3,302,158
	Sensient Technologies Corp.	63,764	7,246,141
	Sherwin-Williams Co.	127,504	41,006,561
#	Silgan Holdings, Inc.	250,978	10,177,158
*	Smith-Midland Corp.	778	26,281
#	Smurfit Westrock PLC	372,730	14,309,105
	Solstice Advanced Materials, Inc.	107,229	8,787,417
	Sonoco Products Co.	165,614	8,274,075
		Shares	Value†
MATERIALS — (Continued)
#	Southern Copper Corp.	60,299	$10,352,735
	Steel Dynamics, Inc.	88,496	20,235,495
	Stepan Co.	46,128	2,307,784
	SunCoke Energy, Inc.	129,275	881,655
	Sylvamo Corp.	48,462	2,070,781
*	Tredegar Corp.	7,380	70,848
	TriMas Corp.	90,370	3,345,497
	Tronox Holdings PLC	218,985	2,187,660
	U.S. Lime & Minerals, Inc.	43,003	4,630,133
	Vulcan Materials Co.	116,859	35,261,035
#	Warrior Met Coal, Inc.	99,454	8,935,942
#	Westlake Corp.	50,760	5,851,613
	Worthington Steel, Inc.	91,598	3,520,111
TOTAL MATERIALS			1,234,363,699
REAL ESTATE — (0.3%)
*	AMREP Corp.	9,398	258,915
*	CBRE Group, Inc., Class A	271,159	38,702,524
*	CKX Lands, Inc.	2,161	25,057
*	Compass, Inc., Class A	493,852	3,738,460
*	Comstock Holding Cos., Inc.	4,554	72,864
*	CoStar Group, Inc.	185,770	6,429,500
*	Cushman & Wakefield Ltd.	316,542	4,444,250
*	Douglas Elliman, Inc.	27,019	54,308
*	Five Point Holdings LLC, Class A	104,641	521,112
*	Forestar Group, Inc.	68,197	1,927,247
*	FRP Holdings, Inc.	30,999	651,289
*	Howard Hughes Holdings, Inc.	81,968	5,104,147
*	Jones Lang LaSalle, Inc.	56,915	18,106,369
*»	JW Mays, Inc.	2,713	109,415
	Kennedy-Wilson Holdings, Inc.	165,170	1,800,353
	Marcus & Millichap, Inc.	48,562	1,349,538
#*	Maui Land & Pineapple Co., Inc.	11,427	177,347
	Newmark Group, Inc., Class A	244,409	3,939,873
	RMR Group, Inc., Class A	10,168	181,092
#*	Seaport Entertainment Group, Inc.	25,263	563,112
	St. Joe Co.	95,748	6,182,448
126

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Stratus Properties, Inc.	10,220	$309,257
#*	Tejon Ranch Co.	44,649	873,781
*	Zillow Group, Inc. (Z US), Class C	222,944	9,898,714
*	Zillow Group, Inc. (ZG US), Class A	65,875	2,938,684
TOTAL REAL ESTATE			108,359,656
UTILITIES — (2.0%)
	AES Corp.	500,757	7,235,939
#	Alliant Energy Corp.	189,574	13,920,419
	Ameren Corp.	114,460	13,008,379
	American Electric Power Co., Inc.	221,751	30,404,280
	American States Water Co.	42,984	3,236,265
	American Water Works Co., Inc.	76,643	9,842,494
	Artesian Resources Corp., Class A	10,522	329,444
	Atmos Energy Corp.	92,101	17,497,348
	Avista Corp.	90,124	3,704,096
	Black Hills Corp.	68,263	5,139,521
	California Water Service Group	66,493	2,808,664
	CenterPoint Energy, Inc.	369,330	16,121,254
	Chesapeake Utilities Corp.	26,038	3,283,913
	Clearway Energy, Inc. (CWEN US), Class C	109,210	4,407,716
	Clearway Energy, Inc. (CWENA US), Class A	21,418	865,930
	CMS Energy Corp.	169,384	12,998,528
	Consolidated Edison, Inc.	145,724	16,246,769
	Consolidated Water Co. Ltd.	17,697	567,189
	Constellation Energy Corp.	77,855	24,368,615
#	Dominion Energy, Inc.	243,568	15,710,136
	DTE Energy Co.	105,448	15,995,407
	Duke Energy Corp.	144,772	18,755,213
	Edison International	141,396	9,825,608
#	Entergy Corp.	215,812	25,446,393
	Essential Utilities, Inc.	205,936	7,866,755
	Evergy, Inc.	216,513	17,935,937
	Eversource Energy	205,472	14,526,870
	Exelon Corp.	391,646	18,011,800
	FirstEnergy Corp.	308,591	14,664,244
		Shares	Value†
UTILITIES — (Continued)
	Genie Energy Ltd., Class B	43,776	$611,551
	H2O America	38,156	2,143,986
*	Hallador Energy Co.	69,016	1,071,818
#*	Hawaiian Electric Industries, Inc.	43,059	648,899
#	IDACORP, Inc.	60,037	8,869,866
	MDU Resources Group, Inc.	369,855	8,332,833
	MGE Energy, Inc.	40,603	3,257,173
	Middlesex Water Co.	20,348	1,035,306
	National Fuel Gas Co.	79,368	6,697,072
	New Jersey Resources Corp.	165,795	9,335,916
	NextEra Energy, Inc.	402,588	39,405,313
	NiSource, Inc.	320,661	15,481,513
	Northwest Natural Holding Co.	40,506	2,146,818
	Northwestern Energy Group, Inc.	59,193	4,282,022
	NRG Energy, Inc.	251,753	39,167,732
	OGE Energy Corp.	193,838	9,459,294
	ONE Gas, Inc.	66,666	5,947,941
	Ormat Technologies, Inc.	112,049	12,874,430
	Otter Tail Corp.	49,471	4,414,792
	PG&E Corp.	585,202	9,726,057
	Pinnacle West Capital Corp.	79,620	8,258,186
	Portland General Electric Co.	120,220	6,243,025
	PPL Corp.	371,995	13,927,493
	Public Service Enterprise Group, Inc.	296,330	24,198,308
*	Pure Cycle Corp.	41,462	478,471
	RGC Resources, Inc.	9,760	221,845
	Sempra	229,898	21,867,898
	Southern Co.	226,157	21,869,382
	Southwest Gas Holdings, Inc.	74,614	7,017,447
	Spire, Inc.	65,584	5,979,949
*	Spruce Power Holding Corp.	4,220	14,053
*	Talen Energy Corp.	11,911	4,435,895
#	UGI Corp.	258,497	9,329,157
	Unitil Corp.	19,883	1,043,062
	Vistra Corp.	491,449	77,570,310
	WEC Energy Group, Inc.	105,596	12,453,992
#	Xcel Energy, Inc.	270,396	22,429,348
127

U.S. Core Equity 2 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co.	16,024	$465,016
TOTAL UTILITIES		767,438,295
TOTAL COMMON STOCKS		37,372,411,428
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» Xerox Holdings Corp. Warrants 02/14/2028	79,550	14,669
TOTAL RIGHTS/WARRANTS		14,669
			Value
MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	349,192,881	349,192,881
TOTAL INVESTMENT SECURITIES (Cost $12,920,257,608)			37,721,618,978
		Shares	Value
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	74,154,676	$857,598,834
TOTAL INVESTMENTS — (100.0%)
(Cost $13,777,856,442)			$38,579,217,812
As of April 30, 2026, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	910	06/18/26	$307,058,372	$329,590,625	$22,532,253
Total Futures Contracts			$307,058,372	$329,590,625	$22,532,253
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,916,575,796	$19,459	—	$2,916,595,255
Consumer Discretionary	3,364,061,581	—	—	3,364,061,581
Consumer Staples	1,966,795,562	427,007	—	1,967,222,569
Energy	2,307,859,587	—	—	2,307,859,587
Financials	6,038,460,872	2,097	—	6,038,462,969
Health Care	3,082,804,988	16	$1,016,126	3,083,821,130
Industrials	5,307,840,554	2,302,546	—	5,310,143,100
128

U.S. Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$10,274,083,236	$351	—	$10,274,083,587
Materials	1,234,302,671	—	$61,028	1,234,363,699
Real Estate	108,250,241	109,415	—	108,359,656
Utilities	767,438,295	—	—	767,438,295
Rights/Warrants
Information Technology	—	14,669	—	14,669
Securities Lending Collateral	—	857,598,834	—	857,598,834
Money Market Funds	349,192,881	—	—	349,192,881
Total Investments in Securities	$37,717,666,264	$860,474,394	$1,077,154˂˃	$38,579,217,812
Financial Instruments
Assets
Futures Contracts**	22,532,253	—	—	22,532,253
Total Financial Instruments	$22,532,253	—	—	$22,532,253
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
129

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (97.2%)
COMMUNICATION SERVICES — (7.5%)
	Alphabet, Inc. (GOOG US), Class C	165,399	$63,172,494
	Alphabet, Inc. (GOOGL US), Class A	243,864	93,838,867
*	AMC Global Media, Inc.	18,793	159,553
*	Angi, Inc.	3,733	27,400
*	Anterix, Inc.	2,145	103,646
	Array Digital Infrastructure, Inc.	46,149	2,293,144
	AT&T, Inc.	437,671	11,436,343
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	292	15,453
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	41	2,026
	ATN International, Inc.	3,917	109,402
*	Bandwidth, Inc., Class A	16,667	613,512
*	Boston Omaha Corp., Class A	9,871	118,649
*	Cable One, Inc.	1,090	99,724
*	Cars.com, Inc.	42,843	470,845
#*	Charter Communications, Inc., Class A	30,048	4,963,028
	Cinemark Holdings, Inc.	69,042	2,038,120
	Comcast Corp., Class A	262,094	7,087,022
*	Creative Realities, Inc.	100	365
*	DoubleVerify Holdings, Inc.	52,725	581,029
*	EchoStar Corp., Class A	1,670	205,644
	Electronic Arts, Inc.	18,652	3,774,605
	Entravision Communications Corp., Class A	72,522	273,408
*	EverQuote, Inc., Class A	8,553	123,334
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	EW Scripps Co., Class A	30,529	$146,234
	Fox Corp. (FOX US), Class B	1,400	79,828
	Fox Corp. (FOXA US), Class A	93,567	5,940,569
*	Gaia, Inc.	9,523	29,807
*	GCI Liberty, Inc. (GLBKV US), Class C	10,858	371,886
*	GCI Liberty, Inc. (GLIBA US), Class A	22	767
	Gray Media, Inc. GTN US	52,447	295,801
	Gray Media, Inc. GTNA US, Class A	2,300	24,610
	IDT Corp., Class B	15,524	778,529
*	IMAX Corp.	24,673	938,067
	Iridium Communications, Inc.	65,223	2,548,263
*	IZEA Worldwide, Inc.	62	254
	John Wiley & Sons, Inc. (WLY US), Class A	27,918	1,142,684
*	Liberty Broadband Corp. (LBRDA US), Class A	4,653	178,815
*	Liberty Broadband Corp. (LBRDK US), Class C	27,902	1,073,948
*	Liberty Global Ltd. (LBTYA US), Class A	94,794	1,097,715
*	Liberty Global Ltd. (LBTYK US), Class C	62,001	703,091
*	Liberty Latin America Ltd. (LILA US), Class A	15,593	126,615
*	Liberty Latin America Ltd. (LILAK US), Class C	135,519	1,126,163
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,570	203,544
130

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	33,831	$2,907,774
*	Lionsgate Studios Corp.	60,088	747,495
#*	Live Nation Entertainment, Inc.	17,690	2,793,959
*	Lumen Technologies, Inc.	101,452	896,836
*	Madison Square Garden Entertainment Corp.	11,901	796,415
*	Magnite, Inc.	43,331	555,287
	Marcus Corp.	11,224	197,767
	Meta Platforms, Inc., Class A	163,967	100,333,047
*	Motorsport Games, Inc., Class A	923	3,969
*	Netflix, Inc.	179,287	16,783,056
	New York Times Co., Class A	18,015	1,423,725
#	News Corp. (NWS US), Class B	14,547	443,393
	News Corp. (NWSA US), Class A	126,295	3,324,084
	Nexstar Media Group, Inc.	14,997	3,121,476
*»	Old Market Capital Corp.	6,412	26,930
	Omnicom Group, Inc.	64,698	4,963,631
	Paramount Skydance Corp., Class B	7,656	78,397
*	QuinStreet, Inc.	629	8,026
*	Reservoir Media, Inc.	7,804	78,508
*	Roku, Inc.	1,931	225,077
	Saga Communications, Inc., Class A	2,124	23,959
#	Scholastic Corp.	14,255	575,332
	Shenandoah Telecommunications Co.	33,760	531,045
	Shutterstock, Inc.	13,290	214,899
	Sinclair, Inc.	14,375	223,531
	Sirius XM Holdings, Inc.	35,646	960,303
*	Sphere Entertainment Co.	20,800	2,962,960
	Spok Holdings, Inc.	12,013	128,419
*	Stagwell, Inc.	52,918	331,796
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Starz Entertainment Corp.	4,004	$73,433
	Telephone & Data Systems, Inc.	85,163	3,837,445
	T-Mobile U.S., Inc.	38,374	7,502,117
*	TripAdvisor, Inc.	17,700	197,001
*	USA TODAY Co., Inc.	66,236	478,886
	Verizon Communications, Inc.	418,736	20,111,890
*	Versant Media Group, Inc.	10,483	421,312
	Walt Disney Co.	42,293	4,387,899
*	Warner Bros Discovery, Inc.	397,343	10,748,128
	Warner Music Group Corp., Class A	24,562	694,368
*	Yelp, Inc.	35,537	980,821
	Zedge, Inc., Class B	5,669	18,878
*	Ziff Davis, Inc.	22,849	1,045,570
TOTAL COMMUNICATION SERVICES			404,473,647
CONSUMER DISCRETIONARY — (10.5%)
#*	1-800-Flowers.com, Inc., Class A	21,771	77,069
*	1stdibs.com, Inc.	14,223	65,852
*	Abercrombie & Fitch Co., Class A	25,312	2,160,379
	Academy Sports & Outdoors, Inc.	54,079	2,965,692
*	Accel Entertainment, Inc.	4,871	60,839
#	Acushnet Holdings Corp.	53,362	5,166,509
*	Adient PLC	30,408	640,088
	ADT, Inc.	340,730	2,565,697
#	Advance Auto Parts, Inc.	13,317	792,495
*	Airbnb, Inc., Class A	16,343	2,293,903
*	Amazon.com, Inc.	539,523	143,005,966
	AMCON Distributing Co.	657	58,375
	American Eagle Outfitters, Inc.	133,690	2,328,880
*	American Outdoor Brands, Inc.	10,326	97,168
*	American Public Education, Inc.	12,290	714,663
*	America's Car-Mart, Inc.	4,825	58,913
*	Aptiv PLC	42,776	2,577,682
	Aramark	77,831	3,556,098
131

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Arhaus, Inc.	24,541	$181,603
*	Ark Restaurants Corp.	2,975	19,724
	Arko Corp.	33,810	223,146
*	Asbury Automotive Group, Inc.	7,301	1,487,141
	Autoliv, Inc.	31,719	3,677,184
*	AutoNation, Inc.	17,123	3,636,583
*	AutoZone, Inc.	263	974,160
	Bassett Furniture Industries, Inc.	9,023	131,555
	Bath & Body Works, Inc.	16,472	320,216
*	Beachbody Co., Inc.	1,976	29,561
*	Beazer Homes USA, Inc.	17,696	382,057
	Best Buy Co., Inc.	57,130	3,455,794
*	Biglari Holdings, Inc. (BH US), Class B	1,079	333,681
*	Biglari Holdings, Inc. (BH/A US), Class A	142	231,487
#*	Birkenstock Holding PLC	41,158	1,594,461
*	BJ's Restaurants, Inc.	15,067	578,573
	Booking Holdings, Inc.	3,475	585,051
*	Boot Barn Holdings, Inc.	11,482	1,968,589
	BorgWarner, Inc.	110,754	6,309,655
*»	Bowl America, Inc.	2,839	0
	Boyd Gaming Corp.	30,753	2,673,973
*	Bright Horizons Family Solutions, Inc.	3,654	296,376
	Brightstar Lottery PLC	71,055	932,952
*	Brinker International, Inc.	14,163	2,156,175
	Brunswick Corp.	39,658	3,150,828
	Buckle, Inc.	31,954	1,776,962
	Build-A-Bear Workshop, Inc.	8,997	332,349
*	Burlington Stores, Inc.	11,760	3,763,318
*	Caesars Entertainment, Inc.	7,463	207,471
	Caleres, Inc.	19,847	259,996
*	Callaway Golf Co.	48,972	749,272
	Camping World Holdings, Inc., Class A	10,608	86,880
	Carnival Corp.	248,667	6,592,162
	Carriage Services, Inc.	11,707	574,814
	Carter's, Inc.	8,263	298,460
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Carvana Co.	2,266	$896,883
*	Cato Corp., Class A	1,841	5,284
*	Cavco Industries, Inc.	2,233	1,132,131
	Century Communities, Inc.	23,307	1,305,658
*	Champion Homes, Inc.	23,107	1,761,447
	Cheesecake Factory, Inc.	34,456	2,166,249
*	Chewy, Inc., Class A	1,703	43,290
*	Chipotle Mexican Grill, Inc.	73,326	2,492,351
#	Choice Hotels International, Inc.	5,438	538,797
	Churchill Downs, Inc.	19,350	1,954,156
*	Citi Trends, Inc.	932	45,398
	Columbia Sportswear Co.	16,926	1,031,132
*	Covista, Inc.	35,462	4,085,932
#	Cracker Barrel Old Country Store, Inc.	1,647	51,584
*	Culp, Inc.	9,172	30,176
	Dana, Inc.	98,173	3,578,406
	Darden Restaurants, Inc.	22,829	4,578,584
*	Dauch Corp.	72,950	416,544
*	Dave & Buster's Entertainment, Inc.	12,003	135,274
*	Deckers Outdoor Corp.	27,771	2,838,196
	Designer Brands, Inc., Class A	25,450	190,875
	Dick's Sporting Goods, Inc.	15,881	3,603,716
	Dillard's, Inc., Class A	4,787	2,724,856
*	Dorman Products, Inc.	13,216	1,486,932
	DR Horton, Inc.	35,457	5,455,414
*	Duluth Holdings, Inc., Class B	3,645	12,028
	eBay, Inc.	66,948	6,927,779
*	El Pollo Loco Holdings, Inc.	21,476	290,356
	Escalade, Inc.	9,636	180,193
	Ethan Allen Interiors, Inc.	19,319	412,267
*	Etsy, Inc.	2,977	191,540
	Expedia Group, Inc.	21,806	5,415,956
*	Figs, Inc., Class A	5,621	84,090
*	First Watch Restaurant Group, Inc.	22,124	290,267
*	Five Below, Inc.	10,014	2,359,899
132

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flanigan's Enterprises, Inc.	1,001	$32,142
	Flexsteel Industries, Inc.	4,222	233,477
*	Floor & Decor Holdings, Inc., Class A	15,459	748,216
	Ford Motor Co.	837,338	10,115,043
*	Fossil Group, Inc.	4,365	19,337
*	Fox Factory Holding Corp.	13,049	231,620
*	Frontdoor, Inc.	21,383	1,467,515
#*	GameStop Corp., Class A	37,405	933,255
	Gap, Inc.	175,360	4,312,102
	Garmin Ltd.	17,698	4,444,676
	General Motors Co.	281,807	21,668,140
*	Genesco, Inc.	5,706	202,506
	Gentex Corp.	117,490	2,715,194
*	Gentherm, Inc.	21,024	632,822
	Genuine Parts Co.	24,522	2,629,494
*	GigaCloud Technology, Inc., Class A	3,028	134,716
	G-III Apparel Group Ltd.	29,494	919,918
*	Global Business Travel Group I	2,000	11,720
	Gold.com, Inc.	13,367	604,055
*	Goodyear Tire & Rubber Co.	132,958	941,343
	Graham Holdings Co., Class B	1,322	1,483,958
*	Grand Canyon Education, Inc.	10,163	1,718,258
*	Green Brick Partners, Inc.	22,902	1,544,511
	Group 1 Automotive, Inc.	7,186	2,564,468
	H&R Block, Inc.	7,707	244,543
	Hamilton Beach Brands Holding Co., Class A	8,700	181,047
	Harley-Davidson, Inc.	23,438	559,934
	Hasbro, Inc.	17,210	1,649,406
	Haverty Furniture Cos., Inc. (HVT US)	13,505	299,001
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,796	40,410
*	Helen of Troy Ltd.	9,564	221,407
*	Hilton Grand Vacations, Inc.	41,895	1,967,808
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hilton Worldwide Holdings, Inc.	270	$87,499
*	Holley, Inc.	14,489	47,814
	Home Depot, Inc.	49,373	16,233,842
	Hooker Furnishings Corp.	8,303	100,881
*	Hovnanian Enterprises, Inc., Class A	2,664	299,540
	Hyatt Hotels Corp., Class A	208	34,855
	Installed Building Products, Inc.	9,884	2,852,028
	JAKKS Pacific, Inc.	7,300	158,848
	Jerash Holdings U.S., Inc.	3,136	10,945
	Johnson Outdoors, Inc., Class A	7,633	401,725
	KB Home	35,902	1,902,447
	Kontoor Brands, Inc.	26,504	1,944,333
#	Lakeland Industries, Inc.	6,573	66,847
*	Lands' End, Inc.	22,729	256,610
	Las Vegas Sands Corp.	94,501	5,160,700
*	Latham Group, Inc.	23,235	141,036
*	Laureate Education, Inc.	98,176	2,954,607
	La-Z-Boy, Inc.	28,129	977,201
	LCI Industries	17,194	2,049,869
	Lear Corp.	27,336	3,475,226
*	Legacy Housing Corp.	3,368	73,254
	Leggett & Platt, Inc.	29,199	317,393
	Lennar Corp. (LEN US), Class A	25,988	2,346,716
	Lennar Corp. (LENB US), Class B	281	24,835
	Levi Strauss & Co., Class A	18,387	409,662
*	Liberty Live Holdings, Inc., Class A	3,558	324,525
*	Liberty Live Holdings, Inc., Class C	13,869	1,298,138
*	Life Time Group Holdings, Inc.	72,997	1,957,050
	Lifetime Brands, Inc.	17,347	117,092
*	Lincoln Educational Services Corp.	825	33,940
	Lithia Motors, Inc.	8,452	2,452,094
*	Live Ventures, Inc.	1,595	21,469
	LKQ Corp.	55,518	1,753,258
*	Lululemon Athletica, Inc.	18,776	2,585,455
133

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CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	M/I Homes, Inc.	15,439	$2,030,074
	Macy's, Inc.	159,350	3,115,292
*	Malibu Boats, Inc., Class A	11,206	286,874
	Marine Products Corp.	15,913	126,031
*	MarineMax, Inc.	12,539	360,371
	Marriott Vacations Worldwide Corp.	20,621	1,484,918
*	MasterCraft Boat Holdings, Inc.	10,240	239,104
*	Mattel, Inc.	116,396	1,755,252
	Matthews International Corp., Class A	14,802	422,449
	McDonald's Corp.	8,554	2,511,369
	Meritage Homes Corp.	32,624	2,196,900
*	MGM Resorts International	29,407	1,145,109
*	Mister Car Wash, Inc.	37,625	266,385
*	Mohawk Industries, Inc.	23,235	2,452,687
	Monarch Casino & Resort, Inc.	5,624	667,513
	Monro, Inc.	10,989	192,967
*	Motorcar Parts of America, Inc.	7,952	89,221
	Movado Group, Inc.	8,033	218,819
	Murphy USA, Inc.	5,574	3,277,512
*	National Vision Holdings, Inc.	31,673	735,447
	Newell Brands, Inc.	90,239	368,175
	NIKE, Inc., Class B	35,133	1,558,500
*	Norwegian Cruise Line Holdings Ltd.	172,083	3,128,469
*	NVR, Inc.	647	4,086,368
*	Ollie's Bargain Outlet Holdings, Inc.	1,031	89,192
	OneSpaWorld Holdings Ltd.	2,252	55,534
#	Oxford Industries, Inc.	7,970	341,435
#	Papa John's International, Inc.	4,340	157,065
	Patrick Industries, Inc.	20,495	1,906,035
*	Penn Entertainment, Inc.	31,008	541,400
	Penske Automotive Group, Inc.	12,328	2,114,499
	Perdoceo Education Corp.	53,163	1,804,352
*	Petco Health & Wellness Co., Inc.	65,088	184,850
*	PetMed Express, Inc.	3,847	8,617
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Phinia, Inc.	27,118	$1,956,564
*	Planet Fitness, Inc., Class A	5,527	368,485
	Polaris, Inc.	6,404	424,393
	Pool Corp.	2,346	500,449
	PulteGroup, Inc.	43,348	5,304,061
*	Pursuit Attractions & Hospitality, Inc.	14,530	611,422
	PVH Corp.	26,918	2,461,382
	Ralph Lauren Corp.	7,763	2,784,122
*	Rave Restaurant Group, Inc.	572	1,584
	RCI Hospitality Holdings, Inc.	5,138	128,553
	Red Rock Resorts, Inc., Class A	17,245	930,540
*	Revolve Group, Inc.	859	21,862
*	RH	2,186	288,465
#*	Rivian Automotive, Inc., Class A	55,823	915,497
	Rocky Brands, Inc.	6,339	232,451
	Ross Stores, Inc.	54,934	12,513,416
	Royal Caribbean Cruises Ltd.	43,793	11,550,842
*	Sally Beauty Holdings, Inc.	54,590	774,086
#*	Savers Value Village, Inc.	7,768	65,640
	Service Corp. International	42,376	3,433,727
#*	SharkNinja, Inc.	24,894	2,876,004
	Shoe Carnival, Inc.	15,813	292,857
	Signet Jewelers Ltd.	25,049	2,230,112
	Smith & Wesson Brands, Inc.	29,259	454,685
	Somnigroup International, Inc.	30,000	2,275,800
	Sonic Automotive, Inc., Class A	29,694	2,338,402
*	Sonos, Inc.	2,829	41,954
	Standard Motor Products, Inc.	12,836	479,681
	Starbucks Corp.	4,200	442,386
	Steven Madden Ltd.	22,459	843,560
*	Stitch Fix, Inc., Class A	3,541	12,889
*	Stoneridge, Inc.	9,686	67,802
	Strategic Education, Inc.	14,110	1,106,224
*	Strattec Security Corp.	2,434	183,183
*	Stride, Inc.	22,872	2,222,244
	Sturm Ruger & Co., Inc.	1,048	45,462
134

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Superior Group of Cos., Inc.	14,299	$161,293
	Tapestry, Inc.	69,479	10,077,234
*	Target Hospitality Corp.	2,442	35,507
*	Taylor Morrison Home Corp.	65,253	3,963,467
	Texas Roadhouse, Inc.	14,348	2,309,885
	Thor Industries, Inc.	24,164	1,909,923
	TJX Cos., Inc.	73,600	11,536,800
	Toll Brothers, Inc.	21,506	3,056,863
*	TopBuild Corp.	7,297	3,230,382
	Tractor Supply Co.	58,227	2,043,768
	Travel & Leisure Co.	7,757	501,568
*	Ulta Beauty, Inc.	5,568	2,992,689
*	Under Armour, Inc. (UA US), Class C	148,769	903,028
*	Under Armour, Inc. (UAA US), Class A	64,249	404,126
*	Unifi, Inc.	8,259	30,063
*	United Parks & Resorts, Inc.	9,502	334,945
*	Universal Technical Institute, Inc.	20,010	750,975
	Upbound Group, Inc.	32,310	638,446
*	Urban Outfitters, Inc.	57,036	4,011,912
#	Vail Resorts, Inc.	9,251	1,176,542
#*	Valvoline, Inc.	42,137	1,400,212
*	Versigent PLC	14,258	498,602
	VF Corp.	104,630	1,980,646
*	Victoria's Secret & Co.	49,527	2,566,984
*	Vince Holding Corp.	4,315	21,532
	Visteon Corp.	16,990	1,897,953
#	Wendy's Co.	59,202	412,046
	Weyco Group, Inc.	8,527	281,306
#	Whirlpool Corp.	17,768	996,074
	Williams-Sonoma, Inc.	23,324	4,226,542
#	Wingstop, Inc.	2,537	416,220
	Winmark Corp.	622	236,665
	Winnebago Industries, Inc.	16,365	533,663
	Wolverine World Wide, Inc.	16,446	279,911
	Wyndham Hotels & Resorts, Inc.	22,935	1,866,450
	Wynn Resorts Ltd.	5,127	549,153
*	XPEL, Inc.	6,033	287,291
*	YETI Holdings, Inc.	36,373	1,435,279
	Yum! Brands, Inc.	3,460	552,389
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	12,387	$304,349
TOTAL CONSUMER DISCRETIONARY			568,128,147
CONSUMER STAPLES — (4.6%)
#	Albertsons Cos., Inc., Class A	208,185	3,507,917
	Alico, Inc.	5,885	244,875
	Andersons, Inc.	28,187	2,213,807
	Archer-Daniels-Midland Co.	53,940	4,020,688
	B&G Foods, Inc.	35,252	195,296
*	BJ's Wholesale Club Holdings, Inc.	25,203	2,366,310
*	Boston Beer Co., Inc. , Class A	2,128	504,421
*	Bridgford Foods Corp.	4,114	30,649
	Brown-Forman Corp. (BFB US), Class B	28,041	722,617
	Bunge Global SA	37,652	4,784,440
	Calavo Growers, Inc.	10,416	293,315
	Cal-Maine Foods, Inc.	17,895	1,382,568
#	Campbell's Co.	39,099	812,868
	Casey's General Stores, Inc.	477	392,166
*	Central Garden & Pet Co. (CENT US)	3,303	122,277
*	Central Garden & Pet Co. (CENTA US), Class A	43,157	1,448,349
*	Chefs' Warehouse, Inc.	21,117	1,638,679
	Church & Dwight Co., Inc.	42,348	4,110,297
	Coca-Cola Co.	253,653	19,977,710
	Coca-Cola Consolidated, Inc.	3,529	723,692
	Coffee Holding Co., Inc.	2,728	12,685
	Colgate-Palmolive Co.	83,741	7,148,132
	Conagra Brands, Inc.	14,567	209,036
	Constellation Brands, Inc., Class A	22,184	3,473,571
	Costco Wholesale Corp.	4,454	4,518,717
*	Coty, Inc., Class A	142,903	351,541
*	Darling Ingredients, Inc.	61,571	3,954,705
	Dole PLC	25,599	388,593
	Dollar General Corp.	58,168	6,740,508
*	Dollar Tree, Inc.	39,059	3,793,019
135

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Edgewell Personal Care Co.	23,819	$537,118
*	elf Beauty, Inc.	141	9,020
	Estee Lauder Cos., Inc., Class A	41,666	3,196,199
	Flowers Foods, Inc.	16,195	146,727
	Fresh Del Monte Produce, Inc.	38,184	1,599,528
*»††	Fresh Market, Inc.	6,378	0
*	Freshpet, Inc.	13,150	886,047
#	General Mills, Inc.	73,293	2,587,976
*	Grocery Outlet Holding Corp.	2,443	19,324
	Hershey Co.	22,709	4,217,970
*	Honest Co., Inc.	31,236	109,326
	Hormel Foods Corp.	91,513	1,964,784
	Ingles Markets, Inc., Class A	10,944	1,001,048
	Ingredion, Inc.	24,840	2,775,622
	Interparfums, Inc.	13,892	1,267,228
	J&J Snack Foods Corp.	11,461	1,011,548
	J.M. Smucker Co.	23,191	2,273,414
	John B Sanfilippo & Son, Inc.	6,538	534,743
	Kenvue, Inc.	171,220	3,001,487
	Keurig Dr. Pepper, Inc.	103,742	3,050,015
#	Kimberly-Clark Corp.	43,614	4,292,926
	Kraft Heinz Co.	89,464	2,027,254
	Kroger Co.	163,044	11,098,405
	Lamb Weston Holdings, Inc.	19,924	867,690
#	Lifevantage Corp.	7,128	35,996
*	Lifeway Foods, Inc.	6,493	174,272
	Limoneira Co.	9,589	122,068
*	Maplebear, Inc.	74,620	3,160,157
	Marzetti Co.	9,684	1,261,631
	McCormick & Co., Inc. (MKC US)	9,500	482,980
	McCormick & Co., Inc. (MKC/V US)	2,128	107,719
*	Medifast, Inc.	7,067	76,818
	MGP Ingredients, Inc.	8,731	174,096
*	Mission Produce, Inc.	21,116	292,668
	Molson Coors Beverage Co., Class B	53,214	2,274,366
	Mondelez International, Inc., Class A	124,113	7,625,503
*	National Beverage Corp.	31,957	1,093,568
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Natural Alternatives International, Inc.	8,015	$21,400
	Natural Grocers by Vitamin Cottage, Inc.	13,485	390,526
*	Nature's Sunshine Products, Inc.	14,712	399,578
*	Niagen Bioscience, Inc.	5,601	26,493
	Oil-Dri Corp. of America	8,196	597,898
	PepsiCo, Inc.	96,684	15,323,447
*	Performance Food Group Co.	48,588	4,400,129
	Philip Morris International, Inc.	21,104	3,483,637
	Pilgrim's Pride Corp.	51,803	1,714,679
*	Post Holdings, Inc.	31,865	3,337,859
	PriceSmart, Inc.	20,279	3,182,181
	Procter & Gamble Co.	174,385	25,650,290
	Reynolds Consumer Products, Inc.	50,133	1,051,289
	Seaboard Corp.	519	2,950,998
*	Seneca Foods Corp. (SENEA US), Class A	4,703	657,762
*»	Seneca Foods Corp. (SENEB US), Class B	1,251	173,926
*	Simply Good Foods Co.	48,443	647,683
	Smithfield Foods, Inc.	2,579	67,776
	Spectrum Brands Holdings, Inc.	11,788	973,689
*	Sprouts Farmers Market, Inc.	6,563	537,181
	Sysco Corp.	85,066	6,355,281
	Target Corp.	97,086	12,596,908
	Tootsie Roll Industries, Inc.	4,324	182,559
»	TreeHouse Foods, Inc.	29,051	56,068
	Turning Point Brands, Inc.	9,779	788,970
	Tyson Foods, Inc., Class A	48,873	3,131,293
*	U.S. Foods Holding Corp.	63,954	5,979,059
*	United Natural Foods, Inc.	38,533	1,927,421
	United-Guardian, Inc.	1,625	11,424
	Universal Corp.	17,305	927,202
136

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	USANA Health Sciences, Inc.	10,875	$207,169
	Village Super Market, Inc., Class A	10,038	432,537
*	Vital Farms, Inc.	1,318	17,991
	Walmart, Inc.	45,599	6,015,876
	Weis Markets, Inc.	20,514	1,439,672
*	Willamette Valley Vineyards, Inc.	800	2,272
TOTAL CONSUMER STAPLES			251,100,812
ENERGY — (7.0%)
*	Amplify Energy Corp.	28,550	182,720
	Antero Midstream Corp.	226,690	4,955,443
*	Antero Resources Corp.	83,908	3,294,228
	APA Corp.	127,981	5,212,666
	Archrock, Inc.	131,633	5,100,779
	Ardmore Shipping Corp.	27,676	490,419
	Baker Hughes Co.	160,620	11,190,395
*	BKV Corp.	13,763	433,947
	Bristow Group, Inc.	19,604	963,145
	Cactus, Inc., Class A	28,230	1,572,976
	California Resources Corp.	35,977	2,455,790
#*	Centrus Energy Corp., Class A	1,857	391,753
	Cheniere Energy, Inc.	40,441	11,119,253
	Chevron Corp.	152,488	29,477,455
	Chord Energy Corp. (CHRD US)	18,314	2,666,518
*	Clean Energy Fuels Corp.	118,729	273,077
*	CNX Resources Corp.	65,731	2,557,593
*	Comstock Resources, Inc.	162,467	2,830,175
*	Comstock, Inc.	7,736	25,374
	ConocoPhillips	132,801	16,703,710
	Core Laboratories, Inc.	21,368	313,041
	Core Natural Resources, Inc.	12,563	1,127,404
	Coterra Energy, Inc.	216,078	7,759,361
#	Crescent Energy Co., Class A	60,548	814,371
*	CVR Energy, Inc.	138	4,573
	Devon Energy Corp.	149,070	7,657,726
	DHT Holdings, Inc.	109,384	2,021,416
	Diamondback Energy, Inc.	37,216	7,652,726
		Shares	Value†
ENERGY — (Continued)
	Dorian LPG Ltd.	29,162	$1,124,195
*	DT Midstream, Inc.	37,232	5,509,964
	Energy Services of America Corp.	5,353	91,001
	EOG Resources, Inc.	109,302	15,364,582
	Epsilon Energy Ltd.	15,216	96,774
	EQT Corp.	85,306	5,125,184
	Evolution Petroleum Corp.	16,885	81,048
	Expand Energy Corp.	40,943	4,182,327
*	Expro Group Holdings NV	58,029	1,056,708
	Exxon Mobil Corp.	246,995	38,118,738
*	Forum Energy Technologies, Inc.	6,070	381,621
	FutureFuel Corp.	2,994	14,910
*	Geospace Technologies Corp.	6,068	55,522
	Granite Ridge Resources, Inc.	12,801	77,190
*	Green Plains, Inc.	32,916	572,080
*	Gulfport Energy Corp.	10,014	1,928,096
	Halliburton Co.	168,564	7,130,257
*	Helix Energy Solutions Group, Inc.	112,215	1,161,425
	Helmerich & Payne, Inc.	56,916	2,298,268
	HF Sinclair Corp.	73,348	4,929,719
*	Innovex International, Inc.	11,526	320,077
	International Seaways, Inc.	33,613	2,788,198
	Kinder Morgan, Inc.	246,474	8,101,600
	Kodiak Gas Services, Inc.	38,482	2,609,080
*	Kosmos Energy Ltd.	18,018	55,495
	Liberty Energy, Inc.	115,321	3,896,697
	Magnolia Oil & Gas Corp., Class A	108,700	3,287,088
*	Mammoth Energy Services, Inc.	13,792	39,445
	Marathon Petroleum Corp.	30,013	7,451,928
	Matador Resources Co.	78,797	4,998,882
	Mexco Energy Corp.	4,035	39,785
*	MIND Technology, Inc.	1,623	10,079
	Murphy Oil Corp.	95,099	3,971,334
*	Nabors Industries Ltd.	1,661	170,435
	NACCO Industries, Inc., Class A	4,369	210,498
137

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	National Energy Services Reunited Corp.	3,389	$84,522
	Natural Gas Services Group, Inc.	8,536	347,330
*	NCS Multistage Holdings, Inc.	1,080	59,044
#	Noble Corp. PLC	47,868	2,442,704
	Nordic American Tankers Ltd.	143,773	802,253
	NOV, Inc.	138,568	2,835,101
	Occidental Petroleum Corp.	199,370	12,077,835
*	Oceaneering International, Inc.	62,006	2,327,705
*	Oil States International, Inc.	45,410	521,307
	ONEOK, Inc.	81,619	7,546,493
	Ovintiv, Inc.	68,775	4,233,101
*	Par Pacific Holdings, Inc.	43,108	2,830,902
	Patterson-UTI Energy, Inc.	4,739	57,911
	PBF Energy, Inc., Class A	84,167	3,649,481
	Peabody Energy Corp.	90,032	2,400,253
	Permian Resources Corp., Class A	194,219	4,199,015
	Phillips 66	38,246	6,851,771
*	PrimeEnergy Resources Corp.	1,349	298,925
*	ProPetro Holding Corp.	60,470	1,035,851
	Range Resources Corp.	101,235	4,403,723
	Ranger Energy Services, Inc., Class A	11,326	197,752
*	REX American Resources Corp.	23,814	1,154,979
	Riley Exploration Permian, Inc.	1,159	41,921
	RPC, Inc.	129,572	1,021,027
	SandRidge Energy, Inc.	26,205	407,488
	Scorpio Tankers, Inc.	39,019	3,173,415
*	SEACOR Marine Holdings, Inc.	18,638	141,649
*	Seadrill Ltd.	25,321	1,258,201
	Select Water Solutions, Inc.	70,849	1,185,304
	SFL Corp. Ltd.	95,534	1,101,507
	SLB Ltd.	240,064	13,654,840
		Shares	Value†
ENERGY — (Continued)
	SM Energy Co.	72,592	$2,252,530
	Smart Sand, Inc.	100	551
*	Stabilis Solutions, Inc.	2,037	8,657
*	Talos Energy, Inc.	35,575	566,354
	Targa Resources Corp.	38,395	9,985,772
	TechnipFMC PLC	90,670	6,851,932
	Teekay Corp. Ltd.	56,913	760,358
	Teekay Tankers Ltd., Class A	20,272	1,592,366
*	TETRA Technologies, Inc.	56,375	536,690
	Texas Pacific Land Corp.	7,929	3,517,859
*	Tidewater, Inc.	26,022	2,324,545
*	Transocean Ltd.	398,741	2,719,414
*	Valaris Ltd.	28,343	2,890,419
	Valero Energy Corp.	10,981	2,773,581
	Viper Energy, Inc., Class A	2,944	145,375
#	Vitesse Energy, Inc.	19,888	373,099
	Weatherford International PLC	20,221	2,231,387
	Williams Cos., Inc.	14,474	1,104,511
	World Kinect Corp.	39,613	1,068,363
TOTAL ENERGY			380,545,337
FINANCIALS — (17.9%)
	1st Source Corp.	19,141	1,407,438
*	Acacia Research Corp.	34,675	176,149
	Acadian Asset Management, Inc.	11,540	777,219
	ACNB Corp.	6,116	310,020
	Affiliated Managers Group, Inc.	12,601	3,713,137
*	Affinity Bancshares, Inc.	810	18,160
	Aflac, Inc.	76,894	8,740,541
	Alerus Financial Corp.	8,324	224,249
	Allstate Corp.	39,859	8,659,766
	Ally Financial, Inc.	107,632	4,777,784
	Amalgamated Financial Corp.	20,840	851,939
	Amerant Bancorp, Inc.	19,289	443,068
	American Coastal Insurance Corp.	10,298	122,546
	American Express Co.	39,734	12,836,069
	American Financial Group, Inc.	25,665	3,420,375
138

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American International Group, Inc.	116,790	$8,735,892
	Ameriprise Financial, Inc.	18,637	8,848,661
	Ameris Bancorp	37,850	3,226,712
	AMERISAFE, Inc.	9,888	299,606
	AmeriServ Financial, Inc.	15,921	63,047
	Ames National Corp.	609	17,162
	Aon PLC, Class A	10,411	3,244,588
	Apollo Global Management, Inc.	26,307	3,386,237
*	Arch Capital Group Ltd.	57,739	5,454,026
	Arrow Financial Corp.	13,541	498,986
	Arthur J Gallagher & Co.	1,741	359,342
#	Artisan Partners Asset Management, Inc., Class A	23,964	897,212
	Associated Banc-Corp.	120,140	3,383,142
	Associated Capital Group, Inc., Class A	2,402	94,519
	Assurant, Inc.	14,026	3,313,923
	Assured Guaranty Ltd.	20,879	1,709,990
	Atlantic American Corp.	5,179	13,414
	Atlantic Union Bankshares Corp.	98,686	3,715,528
*	Atlanticus Holdings Corp.	10,679	848,019
	Auburn National BanCorp, Inc.	2,722	65,246
	Axis Capital Holdings Ltd.	45,117	4,530,198
*	Axos Financial, Inc.	25,754	2,483,716
	Banc of California, Inc.	3,801	71,193
	BancFirst Corp.	16,474	1,838,663
*	Bancorp, Inc.	28,791	1,722,566
	Bank First Corp.	1,299	188,758
	Bank of America Corp.	227,596	12,167,282
	Bank of Hawaii Corp.	25,688	2,042,453
	Bank of Marin Bancorp	2,474	63,433
	Bank of New York Mellon Corp.	163,385	21,954,042
	Bank of NT Butterfield & Son Ltd.	29,661	1,644,702
		Shares	Value†
FINANCIALS — (Continued)
	Bank of the James Financial Group, Inc.	1,690	$38,802
	Bank OZK	50,976	2,455,004
	Bank7 Corp.	3,863	165,877
	BankUnited, Inc.	48,295	2,244,752
	Bankwell Financial Group, Inc.	4,829	249,756
	Banner Corp.	20,193	1,351,114
	Bar Harbor Bankshares	8,947	306,435
	BayCom Corp.	7,118	213,398
	BCB Bancorp, Inc.	12,611	128,002
	Beacon Financial Corp.	48,897	1,395,031
*	Berkshire Hathaway, Inc., Class B	59,299	28,084,006
	BGC Group, Inc., Class A	131,054	1,471,736
	Blackrock, Inc.	277	295,171
*	Block, Inc.	44,910	3,166,604
	Blue Ridge Bankshares, Inc.	51,377	176,223
	BOK Financial Corp.	25,017	3,347,024
*	Bowhead Specialty Holdings, Inc.	456	10,844
	Bread Financial Holdings, Inc.	33,130	2,808,761
*	Bridgewater Bancshares, Inc.	7,535	136,610
*	Brighthouse Financial, Inc.	42,836	2,666,969
*	Broadway Financial Corp.	213	1,698
	Brown & Brown, Inc.	26,344	1,584,592
	Burke & Herbert Financial Services Corp.	4,268	274,475
	Business First Bancshares, Inc.	16,652	455,932
*	BV Financial, Inc.	1,771	34,676
	Byline Bancorp, Inc.	14,797	475,724
	C&F Financial Corp.	3,616	270,296
	California BanCorp	3,170	59,247
*»	California First Leasing Corp.	122	3,239
	Camden National Corp.	11,793	568,069
	Capital Bancorp, Inc.	3,991	125,677
	Capital City Bank Group, Inc.	12,679	585,389
	Capital One Financial Corp.	57,178	10,938,151
139

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capitol Federal Financial, Inc.	51,853	$398,231
	Carlyle Group, Inc.	35,713	1,788,150
*	Carter Bankshares, Inc.	18,144	464,486
	Cass Information Systems, Inc.	5,361	253,522
	Cathay General Bancorp	40,941	2,293,924
	CB Financial Services, Inc.	1,467	51,609
	Cboe Global Markets, Inc.	17,621	5,287,886
	Central Pacific Financial Corp.	21,665	721,011
	CF Bankshares, Inc.	1,903	55,758
	Charles Schwab Corp.	59,213	5,426,279
	Chemung Financial Corp.	3,839	254,948
	Chubb Ltd.	11,452	3,744,804
	Cincinnati Financial Corp.	20,928	3,423,821
	Citigroup, Inc.	62,333	7,977,377
	Citizens & Northern Corp.	4,769	105,300
	Citizens Community Bancorp, Inc.	7,225	149,919
	Citizens Financial Group, Inc.	88,578	5,761,999
	Citizens Financial Services, Inc.	293	18,506
#*	Citizens, Inc.	19,162	103,475
	City Holding Co.	10,966	1,348,379
	Civista Bancshares, Inc.	9,062	225,372
	CME Group, Inc.	2,328	670,045
	CNB Financial Corp.	23,025	699,500
	CNO Financial Group, Inc.	16,341	726,357
*	Coastal Financial Corp.	1,325	100,197
	Cohen & Steers, Inc.	15,356	1,079,373
*	Coinbase Global, Inc., Class A	2,853	535,708
	Colony Bankcorp, Inc.	10,942	217,089
	Columbia Banking System, Inc.	111,041	3,286,814
*	Columbia Financial, Inc.	48,769	937,828
	Commerce Bancshares, Inc.	46,412	2,414,816
	Community Financial System, Inc.	30,863	1,955,480
		Shares	Value†
FINANCIALS — (Continued)
	Community Trust Bancorp, Inc.	15,389	$999,208
	Community West Bancshares	14,344	340,240
	ConnectOne Bancorp, Inc.	22,465	656,427
*	Consumer Portfolio Services, Inc.	43,119	391,521
	Corebridge Financial, Inc.	147,318	4,057,138
*	Corpay, Inc.	16,934	5,189,763
	Crawford & Co. (CRD/A US), Class A	24,877	267,179
	Crawford & Co. (CRD/B US), Class B	21,302	213,659
#*	Credit Acceptance Corp.	2,235	1,128,474
	Cullen/Frost Bankers, Inc.	20,747	3,006,863
*	Customers Bancorp, Inc.	18,446	1,406,876
	CVB Financial Corp.	103,850	2,115,424
*	Dave, Inc.	4,955	1,347,710
	DigitalBridge Group, Inc.	58,918	916,764
	Dime Community Bancshares, Inc.	22,926	822,814
	Donegal Group, Inc. (DGICA US), Class A	23,174	389,787
	Donegal Group, Inc. (DGICB US), Class B	3,821	73,554
*	Donnelley Financial Solutions, Inc.	17,036	856,911
	Eagle Bancorp Montana, Inc.	5,214	115,334
	Eagle Bancorp, Inc.	7,850	202,923
	Eagle Financial Services, Inc.	284	10,701
	East West Bancorp, Inc.	29,808	3,769,818
	Eastern Bankshares, Inc.	101,988	2,063,217
	Employers Holdings, Inc.	17,871	752,727
	Enact Holdings, Inc.	11,973	511,606
*	Encore Capital Group, Inc.	13,635	1,128,569
*	Enova International, Inc.	22,267	3,772,252
140

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Financial Services Corp.	21,567	$1,247,004
	Equitable Holdings, Inc.	17,199	725,798
	Equity Bancshares, Inc., Class A	13,160	596,674
	Erie Indemnity Co., Class A	1,224	267,970
	Esquire Financial Holdings, Inc.	2,267	238,307
	Essent Group Ltd.	44,013	2,663,667
*	Euronet Worldwide, Inc.	17,770	1,286,193
	Evercore, Inc., Class A	9,563	3,072,496
	Everest Group Ltd.	8,119	2,896,534
	EVERTEC, Inc.	24,381	719,971
*	EZCORP, Inc., Class A	41,658	1,365,549
	F&G Annuities & Life, Inc.	13,046	373,637
	FactSet Research Systems, Inc.	3,846	875,273
	Farmers & Merchants Bancorp, Inc.	2,373	63,549
	Farmers National Banc Corp.	32,569	458,246
*	FB Bancorp, Inc.	1,556	21,753
	FB Financial Corp.	29,461	1,592,956
	Federal Agricultural Mortgage Corp. (AGM US), Class C	6,831	1,187,228
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	987	132,924
	Federated Hermes, Inc.	55,446	3,220,858
	Fidelis Insurance Holdings Ltd.	8,670	183,197
	Fidelity D&D Bancorp, Inc.	50	2,255
	Fidelity National Financial, Inc.	53,369	2,791,199
	Fidelity National Information Services, Inc.	81,525	3,793,358
*	Fifth District Bancorp, Inc.	860	13,003
	Fifth Third Bancorp	200,595	10,182,202
	Financial Institutions, Inc.	13,233	450,848
	Finward Bancorp	872	28,061
		Shares	Value†
FINANCIALS — (Continued)
*	Finwise Bancorp	7,717	$119,999
	First American Financial Corp.	44,277	3,105,146
	First BanCorp	143,188	3,476,605
	First Bancorp, Inc.	9,500	270,370
	First Bancorp/Southern Pines NC	27,118	1,565,793
	First Bank	15,693	232,884
	First Busey Corp.	63,875	1,673,525
	First Business Financial Services, Inc.	5,504	309,325
	First Capital, Inc.	1,959	105,943
	First Citizens BancShares, Inc., Class A	1,816	3,602,617
	First Commonwealth Financial Corp.	82,340	1,515,879
	First Community Bankshares, Inc.	14,797	630,648
	First Community Corp.	2,082	61,648
	First Financial Bancorp	67,526	2,044,687
	First Financial Bankshares, Inc.	26,185	844,990
	First Financial Corp.	9,553	627,346
	First Hawaiian, Inc.	71,132	1,940,481
	First Horizon Corp.	165,174	4,122,743
	First Internet Bancorp	6,231	142,815
	First Interstate BancSystem, Inc., Class A	58,730	2,084,328
	First Merchants Corp.	43,026	1,739,971
	First Mid Bancshares, Inc.	14,008	589,597
	First National Corp.	2,096	56,005
*	First Seacoast Bancorp, Inc.	822	9,864
	First U.S. Bancshares, Inc.	1,708	28,182
	First United Corp.	5,428	201,704
*	First Western Financial, Inc.	5,270	149,194
	FirstCash Holdings, Inc.	20,975	4,577,164
*	Firstsun Capital Bancorp	3,106	109,828
*	Fiserv, Inc.	44,082	2,761,737
	Five Star Bancorp	4,616	186,717
	Flagstar Bank NA	141,749	1,980,234
	Flushing Financial Corp.	14,362	231,515
141

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Flywire Corp.	23,611	$318,985
	FNB Corp.	188,282	3,360,834
	Franklin Financial Services Corp.	2,057	115,912
	Franklin Resources, Inc.	84,400	2,529,468
	FS Bancorp, Inc.	7,078	287,650
	Fulton Financial Corp.	113,188	2,443,729
	FVCBankcorp, Inc.	4,362	68,309
	GCM Grosvenor, Inc., Class A	7,483	81,714
*	Genworth Financial, Inc.	261,477	2,298,383
	German American Bancorp, Inc.	18,699	805,366
	Glacier Bancorp, Inc.	50,159	2,460,299
	Global Payments, Inc.	41,642	2,996,558
	Globe Life, Inc.	22,619	3,490,112
	Goldman Sachs Group, Inc.	17,667	16,320,245
*	Goosehead Insurance, Inc., Class A	4,663	208,856
	Great Southern Bancorp, Inc.	9,271	632,468
*	Green Dot Corp., Class A	27,185	341,172
	Greene County Bancorp, Inc.	480	11,544
*	Greenlight Capital Re Ltd., Class A	26,675	488,686
	Hamilton Insurance Group Ltd., Class B	5,293	173,452
	Hamilton Lane, Inc., Class A	250	22,998
	Hancock Whitney Corp.	46,414	3,133,409
	Hanmi Financial Corp.	23,150	692,417
	Hanover Bancorp, Inc.	510	12,097
	Hanover Insurance Group, Inc.	15,474	2,904,315
	Hartford Insurance Group, Inc.	77,709	10,631,368
	Hawthorn Bancshares, Inc.	5,972	200,779
	HBT Financial, Inc.	2,401	66,652
	HCI Group, Inc.	7,650	1,174,811
	Hennessy Advisors, Inc.	4,456	44,560
	Heritage Financial Corp.	25,538	702,806
		Shares	Value†
FINANCIALS — (Continued)
*	Heritage Insurance Holdings, Inc.	25,331	$742,705
	Hilltop Holdings, Inc.	37,463	1,411,231
	Hingham Institution For Savings	1,554	441,647
*	Hippo Holdings, Inc.	906	23,855
	Home Bancorp, Inc.	4,556	283,338
	Home BancShares, Inc.	76,873	2,065,578
	Home Federal Bancorp, Inc. of Louisiana	944	17,691
	HomeTrust Bancshares, Inc.	9,675	441,857
	Hope Bancorp, Inc.	70,919	882,942
	Horace Mann Educators Corp.	31,945	1,451,581
	Horizon Bancorp, Inc.	25,751	466,093
	Houlihan Lokey, Inc.	7,181	1,111,260
	Huntington Bancshares, Inc.	368,794	6,180,987
	Independent Bank Corp. (IBCP US)	14,117	468,826
	Independent Bank Corp. (INDB US)	29,063	2,266,623
	Intercontinental Exchange, Inc.	20,778	3,284,794
	International Bancshares Corp.	58,707	4,211,640
	Invesco Ltd.	175,559	4,601,401
	Investar Holding Corp.	2,788	77,255
	Investors Title Co.	1,402	331,966
	Isabella Bank Corp.	387	15,406
	Jack Henry & Associates, Inc.	12,721	1,955,854
	Jackson Financial, Inc., Class A	39,300	4,549,761
	Jefferies Financial Group, Inc.	55,414	2,672,063
	JPMorgan Chase & Co.	126,222	39,536,517
	Kearny Financial Corp.	36,022	289,617
	Kemper Corp.	31,464	1,060,022
#	KeyCorp	226,830	5,015,211
	Kingstone Cos., Inc.	2,088	34,807
	Kinsale Capital Group, Inc.	4,958	1,604,458
	KKR & Co., Inc.	4,016	419,029
	Lake Shore Bancorp, Inc.	3,399	55,268
	Lakeland Financial Corp.	14,924	903,200
142

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	5,575	$147,849
	Lazard, Inc.	31,742	1,539,487
	LCNB Corp.	2,100	34,041
*	LendingClub Corp.	66,687	1,138,347
*	LendingTree, Inc.	273	13,538
	Lincoln National Corp.	91,869	3,473,567
	LINKBANCORP, Inc.	3,041	26,426
	Live Oak Bancshares, Inc.	29,324	1,102,582
	Loews Corp.	40,817	4,596,402
	LPL Financial Holdings, Inc.	15,652	5,229,803
	M&T Bank Corp.	19,140	4,184,578
	Magyar Bancorp, Inc.	2,911	50,651
	MainStreet Bancshares, Inc.	828	19,392
*	Markel Group, Inc.	2,091	3,706,235
	MarketAxess Holdings, Inc.	6,516	1,024,250
*	Marqeta, Inc., Class A	214,444	930,687
	Marsh & McLennan Cos., Inc.	24,674	4,138,077
	Mastercard, Inc., Class A	46,881	23,577,393
#	Mechanics Bancorp, Class A	8,405	124,100
	Mercantile Bank Corp.	9,481	486,470
	Merchants Bancorp	15,041	700,008
	Mercury General Corp.	41,329	4,021,725
	Meridian Corp.	2,646	49,798
	MetLife, Inc.	96,325	7,715,632
	Metrocity Bankshares, Inc.	4,305	137,717
	Metropolitan Bank Holding Corp.	1,437	126,959
	MGIC Investment Corp.	105,335	2,789,271
	Mid Penn Bancorp, Inc.	13,502	445,161
	Midland States Bancorp, Inc.	12,319	320,417
	Moelis & Co., Class A	15,862	1,032,933
	Moody's Corp.	8,781	4,055,505
	Morgan Stanley	54,649	10,415,553
	Morningstar, Inc.	3,648	615,454
	MSCI, Inc.	2,282	1,349,598
	MVB Financial Corp.	8,542	223,202
	Nasdaq, Inc.	49,471	4,546,880
		Shares	Value†
FINANCIALS — (Continued)
	National Bank Holdings Corp., Class A	30,752	$1,313,110
	National Bankshares, Inc.	1,092	39,088
	Navient Corp.	99,361	918,096
	NB Bancorp, Inc.	3,431	67,351
	NBT Bancorp, Inc.	39,786	1,738,250
*	NCR Atleos Corp.	41,262	1,831,208
	Nelnet, Inc., Class A	12,658	1,793,639
*	NerdWallet, Inc., Class A	5,644	61,181
*	NI Holdings, Inc.	14,940	192,427
	Nicolet Bankshares, Inc.	13,529	1,981,728
*	NMI Holdings, Inc.	53,223	2,060,262
	Northeast Bank	7,135	887,237
	Northeast Community Bancorp, Inc.	3,544	85,038
	Northern Trust Corp.	44,543	7,409,283
	Northfield Bancorp, Inc.	33,611	468,873
	Northrim BanCorp, Inc.	17,844	437,713
	Northwest Bancshares, Inc.	95,831	1,325,343
	Norwood Financial Corp.	4,505	131,861
	Oak Valley Bancorp	5,477	181,179
#	OceanFirst Financial Corp.	32,639	622,426
*	Octave Specialty Group, Inc.	28,219	125,010
	OFG Bancorp	39,154	1,799,518
	Ohio Valley Banc Corp.	3,044	135,488
	Old National Bancorp	139,736	3,349,472
	Old Republic International Corp.	89,999	3,595,460
	Old Second Bancorp, Inc.	26,311	542,270
	OneMain Holdings, Inc.	60,730	3,569,102
*	Onity Group, Inc.	4,084	187,905
	OP Bancorp	9,341	133,950
*	Oportun Financial Corp.	12,558	76,478
	Oppenheimer Holdings, Inc., Class A	8,277	947,551
*	OppFi, Inc.	6,136	58,353
*	OptimumBank Holdings, Inc.	2,148	11,728
143

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Orange County Bancorp, Inc.	788	$26,871
	Origin Bancorp, Inc.	15,384	720,279
	Orrstown Financial Services, Inc.	14,902	547,499
*	Palomar Holdings, Inc.	15,383	1,851,806
	Park National Corp.	9,573	1,648,375
	Parke Bancorp, Inc.	8,765	263,914
	Pathfinder Bancorp, Inc.	1,554	21,601
	Pathward Financial, Inc.	22,764	1,976,826
*	Paymentus Holdings, Inc., Class A	5,352	150,124
*	Payoneer Global, Inc.	83,338	415,023
	PayPal Holdings, Inc.	90,480	4,536,667
*	Paysafe Ltd.	1,872	16,923
*	Paysign, Inc.	22,491	147,541
	PCB Bancorp	6,587	158,944
	Peapack-Gladstone Financial Corp.	11,532	481,461
	PennyMac Financial Services, Inc.	22,264	2,010,217
	Peoples Bancorp of North Carolina, Inc.	3,887	153,226
	Peoples Bancorp, Inc.	30,025	1,032,860
	Peoples Financial Services Corp.	3,825	217,872
	Pinnacle Financial Partners, Inc.	57,179	5,657,290
*	Pioneer Bancorp, Inc.	10,487	149,230
	Piper Sandler Cos.	640	55,808
	Plumas Bancorp	4,445	226,739
	PNC Financial Services Group, Inc.	14,448	3,221,904
*	Ponce Financial Group, Inc.	7,460	130,252
	Popular, Inc.	26,671	4,009,451
*	PRA Group, Inc.	23,159	504,635
	Preferred Bank	12,480	1,182,230
	Primerica, Inc.	11,895	3,345,707
	Primis Financial Corp.	14,364	210,576
	Princeton Bancorp, Inc.	1,413	50,543
	Principal Financial Group, Inc.	48,487	4,892,823
*	ProAssurance Corp.	14	346
	PROG Holdings, Inc.	27,362	980,380
	Progressive Corp.	27,183	5,471,394
	Prosperity Bancshares, Inc.	37,094	2,583,597
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Holdings, Inc.	7,891	$135,410
	Provident Financial Services, Inc.	76,300	1,730,484
	Prudential Financial, Inc.	29,457	2,890,026
	QCR Holdings, Inc.	13,677	1,236,674
	Radian Group, Inc.	52,296	1,873,766
	Raymond James Financial, Inc.	28,571	4,523,361
	RBB Bancorp	11,112	268,021
	Red River Bancshares, Inc.	3,292	298,683
	Regional Management Corp.	11,883	443,830
	Regions Financial Corp.	218,037	6,224,956
	Reinsurance Group of America, Inc.	12,090	2,556,551
	RenaissanceRe Holdings Ltd.	13,679	4,199,043
	Renasant Corp.	65,689	2,620,334
*	Repay Holdings Corp.	43,576	165,153
	Republic Bancorp, Inc., Class A	14,023	1,061,962
*	Rhinebeck Bancorp, Inc.	2,179	35,605
	Richmond Mutual BanCorp, Inc.	6,077	96,138
	Riverview Bancorp, Inc.	17,378	90,018
	RLI Corp.	24,888	1,288,452
*	Robinhood Markets, Inc., Class A	1,663	121,216
*	Rocket Cos., Inc., Class A	474,848	6,942,278
	S&P Global, Inc.	9,751	4,204,924
	S&T Bancorp, Inc.	30,437	1,343,185
	Safety Insurance Group, Inc.	10,322	775,802
	SB Financial Group, Inc.	4,223	88,007
	Seacoast Banking Corp. of Florida	43,820	1,379,015
*	Security National Financial Corp., Class A	14,351	140,640
	SEI Investments Co.	28,550	2,588,914
	Selective Insurance Group, Inc.	23,659	1,986,173
	ServisFirst Bancshares, Inc.	10,394	827,570
	Shore Bancshares, Inc.	14,775	285,158
144

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sierra Bancorp	8,412	$303,505
	Silvercrest Asset Management Group, Inc., Class A	3,536	46,498
	Simmons First National Corp., Class A	86,451	1,837,948
*	SiriusPoint Ltd.	68,082	1,593,800
*	Skyward Specialty Insurance Group, Inc.	7,990	363,146
	SLM Corp.	86,236	1,990,327
	SmartFinancial, Inc.	8,761	367,436
#*	SoFi Technologies, Inc.	217,889	3,508,013
	Sound Financial Bancorp, Inc.	1,802	74,152
	South Plains Financial, Inc.	7,033	288,916
*	Southern First Bancshares, Inc.	4,205	236,742
	Southern Missouri Bancorp, Inc.	5,092	347,478
	Southside Bancshares, Inc.	24,519	809,863
	Southstate Bank Corp.	54,910	5,363,060
	State Street Corp.	33,137	5,064,659
	Stellar Bancorp, Inc.	41,136	1,545,068
*††	Sterling Bancorp, Inc.	34,677	0
	Stewart Information Services Corp.	16,927	1,184,721
	Stifel Financial Corp.	45,076	3,552,440
	Stock Yards Bancorp, Inc.	21,906	1,584,461
*	StoneX Group, Inc.	41,823	4,434,493
*	Summit State Bank	4,662	64,103
	Synchrony Financial	91,517	6,973,595
#	T. Rowe Price Group, Inc.	37,042	3,810,881
*	Texas Capital Bancshares, Inc.	26,805	2,699,263
	TFS Financial Corp.	78,762	1,184,580
*	Third Coast Bancshares, Inc.	1,356	50,633
	Timberland Bancorp, Inc.	6,498	259,140
	Tiptree, Inc.	32,911	567,386
	Tompkins Financial Corp.	11,644	981,240
	Towne Bank	45,945	1,633,804
	Tradeweb Markets, Inc., Class A	343	38,845
		Shares	Value†
FINANCIALS — (Continued)
	Travelers Cos., Inc.	65,097	$19,863,699
	TriCo Bancshares	26,463	1,330,295
*	Triumph Financial, Inc.	9,182	621,438
	Truist Financial Corp.	117,845	6,069,017
	TrustCo Bank Corp.	13,355	635,698
	Trustmark Corp.	48,138	2,135,883
	U.S. Bancorp	86,496	4,900,863
	UMB Financial Corp.	44,745	5,645,477
	Union Bankshares, Inc.	2,000	49,380
	United Bancorp, Inc.	2,256	36,953
	United Bancshares, Inc.	1,640	61,779
	United Bankshares, Inc.	61,684	2,702,376
	United Community Banks, Inc.	70,949	2,364,730
	United Fire Group, Inc.	13,386	539,724
	Unity Bancorp, Inc.	6,942	362,928
	Universal Insurance Holdings, Inc.	23,589	934,832
	Univest Financial Corp.	22,073	838,553
	Unum Group	47,021	3,779,548
	USCB Financial Holdings, Inc.	7,405	135,067
	Valley National Bancorp	213,899	2,902,609
	Value Line, Inc.	867	30,510
#*	Velocity Financial, Inc.	20,216	389,967
	Victory Capital Holdings, Inc., Class A	29,959	2,352,081
	Virginia National Bankshares Corp.	3,246	136,981
	Virtu Financial, Inc., Class A	48,932	2,429,963
	Virtus Investment Partners, Inc.	6,624	964,123
	Visa, Inc., Class A	97,436	32,138,290
	Voya Financial, Inc.	75,930	6,223,223
	W.R. Berkley Corp.	48,452	3,238,047
	WaFd, Inc.	46,155	1,633,887
	Walker & Dunlop, Inc.	23,151	1,165,653
	Washington Trust Bancorp, Inc.	11,265	354,059
	Waterstone Financial, Inc.	15,709	283,076
	Webster Financial Corp.	39,223	2,838,176
	Wells Fargo & Co.	209,492	17,226,527
145

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	WesBanco, Inc.	71,007	$2,441,221
	West BanCorp, Inc.	12,250	293,388
	Westamerica BanCorp	23,825	1,306,086
	Western Alliance Bancorp	26,754	2,181,521
	Western New England Bancorp, Inc.	18,176	253,555
#	Western Union Co.	197,529	1,795,539
	Westwood Holdings Group, Inc.	10,863	178,588
*	WEX, Inc.	8,860	1,331,924
	White Mountains Insurance Group Ltd.	1,002	2,236,454
	Willis Towers Watson PLC	13,097	3,355,451
	Wintrust Financial Corp.	24,349	3,666,229
#	WisdomTree, Inc.	84,447	1,435,599
*	World Acceptance Corp.	4,605	677,672
	WSFS Financial Corp.	44,868	3,229,150
	WVS Financial Corp.	1,537	21,825
	Zions Bancorp NA	55,919	3,546,383
TOTAL FINANCIALS			969,545,797
HEALTH CARE — (7.7%)
*	10X Genomics, Inc., Class A	1,663	36,669
*	4D Molecular Therapeutics, Inc.	5,744	50,949
††	89bio, Inc.	27,608	9,387
	Abbott Laboratories	60,206	5,466,103
	AbbVie, Inc.	101,695	21,490,187
††	Abiomed, Inc.	2,059	32,141
*	AC Immune SA	15,821	47,938
*	Acadia Healthcare Co., Inc.	10,202	264,181
*	ACADIA Pharmaceuticals, Inc.	58,930	1,322,979
*	Accendra Health, Inc.	4,592	17,036
	Acme United Corp.	1,921	78,300
*	AdaptHealth Corp.	51,705	677,853
*	Addus HomeCare Corp.	7,524	729,000
*	ADMA Biologics, Inc.	32,070	328,718
#††	Aduro Biotech, Inc.	740	281
	Agilent Technologies, Inc.	23,657	2,733,566
		Shares	Value†
HEALTH CARE — (Continued)
*	Agios Pharmaceuticals, Inc.	17,116	$479,248
††	Albireo Pharma, Inc.	7,009	44,717
*	Align Technology, Inc.	6,810	1,198,628
*	Alkermes PLC	48,887	1,647,981
*	Allogene Therapeutics, Inc.	21,160	45,071
*	American Well Corp., Class A	8,426	53,252
	Amgen, Inc.	36,562	12,659,593
*	AMN Healthcare Services, Inc.	18,812	385,082
*	Amneal Pharmaceuticals, Inc.	52,973	681,763
*	Amphastar Pharmaceuticals, Inc.	2,283	50,135
*	AngioDynamics, Inc.	19,026	208,144
*	ANI Pharmaceuticals, Inc.	4,378	347,832
*	Anika Therapeutics, Inc.	11,894	148,080
*	Artivion, Inc.	476	17,055
*	Arvinas, Inc.	5,809	57,509
*	Astrana Health, Inc.	2,286	78,044
*	Atea Pharmaceuticals, Inc.	7,814	43,055
*	AtriCure, Inc.	5,151	144,795
*	Aura Biosciences, Inc.	6,105	43,040
*	Avanos Medical, Inc.	7,018	172,783
*	Aveanna Healthcare Holdings, Inc.	3,573	23,367
*	Aytu BioPharma, Inc.	5,481	14,141
*	Azenta, Inc.	10,627	261,105
	Baxter International, Inc.	81,691	1,436,128
*	Beam Therapeutics, Inc.	39,569	1,200,128
	Becton Dickinson & Co.	28,275	4,214,106
*	Biogen, Inc.	10,477	1,983,087
*	BioLife Solutions, Inc.	8,816	185,841
*	BioMarin Pharmaceutical, Inc.	31,776	1,713,044
*	Bio-Rad Laboratories, Inc., Class A	5,035	1,410,404
*	Bioventus, Inc., Class A	3,281	32,384
*	Boston Scientific Corp.	8,550	492,566
146

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	BrightSpring Health Services, Inc.	62,406	$2,993,616
	Bristol-Myers Squibb Co.	293,601	17,789,285
*	Brookdale Senior Living, Inc.	150,568	2,162,157
	Bruker Corp.	17,202	631,485
*	C4 Therapeutics, Inc.	26,110	73,891
*	Cabaletta Bio, Inc.	15,719	47,000
	Cardinal Health, Inc.	3,668	707,484
*	CareDx, Inc.	6,667	138,740
*	Castle Biosciences, Inc.	12,898	315,872
*	Catalyst Pharmaceuticals, Inc.	59,172	1,664,508
*	Celldex Therapeutics, Inc.	3,719	122,281
	Cencora, Inc.	26,708	8,226,331
*	Centene Corp.	27,367	1,469,334
*	Certara, Inc.	12,809	78,519
*	Champions Oncology, Inc.	409	2,442
*	Charles River Laboratories International, Inc.	17,501	2,922,142
	Chemed Corp.	3,785	1,608,549
*††	Chinook Therapeutics, Inc.	45,796	0
	Cigna Group	31,616	9,186,977
*	Collegium Pharmaceutical, Inc.	24,143	814,343
	Concentra Group Holdings Parent, Inc.	62,939	1,414,239
	CONMED Corp.	15,145	555,216
*	Cooper Cos., Inc.	34,513	2,170,868
*	Corbus Pharmaceuticals Holdings, Inc.	2,368	23,396
*	CorVel Corp.	103	5,918
*	Cross Country Healthcare, Inc.	19,466	196,996
*	CryoPort, Inc.	14,143	145,107
*	Cullinan Therapeutics, Inc.	16,673	217,583
*	Cumberland Pharmaceuticals, Inc.	2,517	10,546
	CVS Health Corp.	81,707	6,805,376
*	Cytek Biosciences, Inc.	73,418	334,786
		Shares	Value†
HEALTH CARE — (Continued)
*	CytomX Therapeutics, Inc.	51,009	$215,258
	Danaher Corp.	10,017	1,792,542
*	DaVita, Inc.	4,428	686,960
*	Denali Therapeutics, Inc.	25,826	483,463
	Dentsply Sirona, Inc.	54,948	645,639
*	Dexcom, Inc.	28,804	1,715,278
*	Edwards Lifesciences Corp.	37,121	3,099,604
*	Elanco Animal Health, Inc.	194,814	4,357,989
*	Electromed, Inc.	2,174	55,894
	Elevance Health, Inc.	10,528	3,962,950
	Eli Lilly & Co.	39,546	36,959,692
*	Emergent BioSolutions, Inc.	25,554	210,309
	Encompass Health Corp.	28,780	2,878,000
*	Enhabit, Inc.	14,664	201,483
*	Enovis Corp.	5,426	127,185
	Ensign Group, Inc.	11,317	2,112,771
*	Envista Holdings Corp.	79,803	2,070,090
*	Exelixis, Inc.	77,009	3,423,820
*	Fortrea Holdings, Inc.	3,947	45,391
*	Fulcrum Therapeutics, Inc.	37,043	264,117
*	Fulgent Genetics, Inc.	17,923	272,250
*	GE HealthCare Technologies, Inc.	38,451	2,339,359
	Gilead Sciences, Inc.	115,264	15,081,142
*	Globus Medical, Inc., Class A	17,551	1,582,749
*	GoodRx Holdings, Inc., Class A	42,686	100,739
*	GRAIL, Inc.	3,934	214,324
*	Guardian Pharmacy Services, Inc., Class A	673	24,968
*	Haemonetics Corp.	22,473	1,350,403
*	Halozyme Therapeutics, Inc.	35,066	2,232,302
*	Harmony Biosciences Holdings, Inc.	25,798	806,446
#*	Harrow, Inc.	9,614	389,655
*	HealthEquity, Inc.	5,736	470,524
	HealthStream, Inc.	11,265	233,861
*	Henry Schein, Inc.	29,660	2,212,339
	Humana, Inc.	9,303	2,199,601
*	ICON PLC	12,949	1,532,255
*	ICU Medical, Inc.	7,271	866,703
*	Ideaya Biosciences, Inc.	23,498	683,792
147

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	IDEXX Laboratories, Inc.	7,895	$4,427,516
*	ImmuCell Corp.	2,993	25,321
*	Incyte Corp.	35,171	3,350,741
*	InfuSystem Holdings, Inc.	10,768	109,080
*	Innoviva, Inc.	61,298	1,409,241
*	Inogen, Inc.	10,041	71,392
*	Integer Holdings Corp.	11,738	1,038,930
*	Integra LifeSciences Holdings Corp.	16,836	177,451
*	Intellia Therapeutics, Inc.	31,610	426,103
*	Iovance Biotherapeutics, Inc.	88,192	296,325
*	IQVIA Holdings, Inc.	26,919	4,263,162
*	Jazz Pharmaceuticals PLC	23,543	4,779,700
	Johnson & Johnson	145,402	33,420,650
*	Kewaunee Scientific Corp.	2,037	75,389
††	Kinnate Biopharma, Inc.	9,473	722
	Labcorp Holdings, Inc.	17,251	4,430,057
*	Lantheus Holdings, Inc.	26,256	2,221,783
*	Lexeo Therapeutics, Inc.	1,770	10,080
*	LifeStance Health Group, Inc.	108,691	822,791
*	Ligand Pharmaceuticals, Inc.	375	86,044
*	Lipocine, Inc.	2,156	5,024
*	LivaNova PLC	32,159	1,932,756
	McKesson Corp.	488	397,818
*	Medpace Holdings, Inc.	5,527	2,313,934
	Medtronic PLC	56,627	4,585,088
	Merck & Co., Inc.	191,475	20,905,241
*	Merit Medical Systems, Inc.	5,995	408,739
*††	Merrimack Pharmaceuticals, Inc.	9,794	0
	Mesa Laboratories, Inc.	2,200	220,000
#*	Moderna, Inc.	58,328	2,679,588
*	Molina Healthcare, Inc.	6,548	1,274,372
		Shares	Value†
HEALTH CARE — (Continued)
*	Monte Rosa Therapeutics, Inc.	1,460	$27,959
	National HealthCare Corp.	9,338	1,618,182
	National Research Corp.	14,876	244,859
*	Neogen Corp.	58,238	547,437
*	NeoGenomics, Inc.	64,083	593,409
*	Neurocrine Biosciences, Inc.	11,735	1,545,147
*	Olema Pharmaceuticals, Inc.	5,524	79,601
*»	OmniAb, Inc. (2200963D US)	6,492	0
*»	OmniAb, Inc. (2200964D US)	6,492	0
*	OmniAb, Inc. (OABI UQ)	15,288	21,250
*	Omnicell, Inc.	16,584	686,909
*	Option Care Health, Inc.	63,292	1,286,726
	Oramed Pharmaceuticals, Inc.	10,581	41,054
*	OraSure Technologies, Inc.	13,192	40,104
*	Organogenesis Holdings, Inc.	28,075	65,976
	Organon & Co.	67,309	891,844
*	ORIC Pharmaceuticals, Inc.	26,854	265,318
*	Orthofix Medical, Inc.	6,455	75,911
*	OrthoPediatrics Corp.	8,457	127,362
*	Pacira BioSciences, Inc.	21,912	558,537
*	PACS Group, Inc.	2,724	91,390
#*††	PDL BioPharma, Inc.	418,608	125,582
*	Pediatrix Medical Group, Inc.	43,390	976,709
*	Pennant Group, Inc.	160	5,011
*	Personalis, Inc.	28,010	154,615
	Pfizer, Inc.	315,076	8,412,529
	Phibro Animal Health Corp., Class A	9,829	522,706
*	Prestige Consumer Healthcare, Inc.	18,190	1,024,461
*	Pro-Dex, Inc.	810	40,613
*	Progyny, Inc.	12,025	223,425
*	Protara Therapeutics, Inc.	15,481	82,514
*	Prothena Corp. PLC	21,969	242,977
148

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Puma Biotechnology, Inc.	15,611	$117,239
*	Quanterix Corp.	358	1,121
	Quest Diagnostics, Inc.	22,010	4,274,342
*	Rafael Holdings, Inc., Class B	20,549	26,097
	Regeneron Pharmaceuticals, Inc.	2,003	1,416,241
*	Relay Therapeutics, Inc.	9,155	118,649
*	Repligen Corp.	493	58,327
*	Replimune Group, Inc.	2,200	5,654
	ResMed, Inc.	12,195	2,607,413
#	Revvity, Inc.	26,503	2,295,690
*	Rigel Pharmaceuticals, Inc.	4,800	138,720
*	Roivant Sciences Ltd.	146,355	4,175,508
††	Sage Therapeutics, Inc.	4,149	1,950
	Select Medical Holdings Corp.	75,060	1,231,735
*	Sensus Healthcare, Inc.	3,395	13,478
*	SI-BONE, Inc.	922	11,424
	SIGA Technologies, Inc.	43,712	201,075
*	Simulations Plus, Inc.	467	6,617
*	Solid Biosciences, Inc.	7,667	55,662
*	Solventum Corp.	504	33,949
*	Sotera Health Co.	118,004	1,836,142
*	STAAR Surgical Co.	12,436	327,813
	STERIS PLC	17,999	3,903,623
*	Strata Critical Medical, Inc.	23,214	116,534
	Stryker Corp.	6,301	1,985,634
*	Supernus Pharmaceuticals, Inc.	15,164	727,872
*	Surgery Partners, Inc.	13,928	195,410
*	Tactile Systems Technology, Inc.	5,358	123,341
	Teleflex, Inc.	1,074	133,079
*	Tenet Healthcare Corp.	18,817	3,332,867
*	Theravance Biopharma, Inc.	2,401	40,193
	Thermo Fisher Scientific, Inc.	8,666	4,150,667
*	TruBridge, Inc.	7,905	203,159
		Shares	Value†
HEALTH CARE — (Continued)
	U.S. Physical Therapy, Inc.	4,078	$290,435
#*	UFP Technologies, Inc.	2,999	574,698
*	United Therapeutics Corp.	12,749	7,284,141
	UnitedHealth Group, Inc.	23,567	8,731,102
	Universal Health Services, Inc., Class B	17,306	2,912,081
*	Upstream Bio, Inc.	2,346	21,536
	Utah Medical Products, Inc.	2,964	193,905
*	Vanda Pharmaceuticals, Inc.	29,767	211,346
*	Varex Imaging Corp.	11,869	138,274
*	Veracyte, Inc.	34,924	1,149,698
*	Vertex Pharmaceuticals, Inc.	4,022	1,718,922
	Viatris, Inc.	258,485	3,861,766
*	Vir Biotechnology, Inc.	35,755	365,237
*	Viridian Therapeutics, Inc.	8,889	119,824
*	Voyager Therapeutics, Inc.	10,243	38,206
*	Waters Corp.	7,494	2,317,370
*	Waystar Holding Corp.	1,299	27,766
	West Pharmaceutical Services, Inc.	10,981	3,267,836
*	Xencor, Inc.	18,072	215,599
*	XOMA Royalty Corp.	579	23,704
*	Zentalis Pharmaceuticals, Inc.	5,790	23,218
	Zimmer Biomet Holdings, Inc.	29,265	2,412,314
	Zoetis, Inc.	40,548	4,661,804
*	Zymeworks, Inc.	2	55
TOTAL HEALTH CARE			416,707,447
INDUSTRIALS — (14.6%)
	3M Co.	44,651	6,542,265
#	A.O. Smith Corp.	37,177	2,299,026
#	AAON, Inc.	3,483	324,999
*	AAR Corp.	26,666	2,943,126
	ABM Industries, Inc.	48,132	1,963,786
	ACCO Brands Corp.	55,779	179,051
	Acuity, Inc.	8,677	2,514,334
149

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Advanced Drainage Systems, Inc.	19,953	$2,977,985
	Aebi Schmidt Holding AG	25,693	298,553
	AECOM	22,742	1,912,602
*	AerSale Corp.	11,900	79,968
	AGCO Corp.	33,676	4,075,470
*	Air Industries Group	317	1,002
	Alamo Group, Inc.	7,961	1,380,756
*	Alaska Air Group, Inc.	48,600	1,900,746
	Albany International Corp., Class A	20,574	1,194,115
*	Allegiant Travel Co.	12,056	911,916
	Allegion PLC	16,325	2,244,361
	Allient, Inc.	11,706	891,763
	Allison Transmission Holdings, Inc.	26,602	3,573,979
*	Alpha Pro Tech Ltd.	2,600	11,960
*	Amentum Holdings, Inc.	2,485	65,182
*	Ameresco, Inc., Class A	20,207	597,925
*	American Airlines Group, Inc.	29,844	349,473
*	American Woodmark Corp.	10,292	449,555
	AMETEK, Inc.	21,222	4,997,781
*	API Group Corp.	71,174	3,254,075
	Apogee Enterprises, Inc.	18,738	682,063
	Applied Industrial Technologies, Inc.	10,841	3,314,636
	ArcBest Corp.	14,878	1,897,986
	Arcosa, Inc.	22,913	2,897,807
	Armstrong World Industries, Inc.	15,967	2,720,617
*	Art's-Way Manufacturing Co., Inc.	4,404	11,891
	Astec Industries, Inc.	11,264	732,385
*	Astronics Corp. (ATRO US)	1,513	108,028
*	Astronics Corp. (ATROB US), Class B	13,063	932,306
*	Asure Software, Inc.	13,809	124,971
*	ATI, Inc.	39,295	6,108,801
	Atkore, Inc.	25,109	1,962,268
	Atmus Filtration Technologies, Inc.	20,804	1,318,974
	Automatic Data Processing, Inc.	21,374	4,530,006
	AZZ, Inc.	622	88,971
		Shares	Value†
INDUSTRIALS — (Continued)
	Barrett Business Services, Inc.	16,271	$513,025
	BGSF, Inc.	4,420	25,150
*	Blue Bird Corp.	17,257	1,106,346
*	BlueLinx Holdings, Inc.	4,047	214,329
*	Boeing Co.	2,183	499,972
	Boise Cascade Co.	23,497	1,862,607
	Booz Allen Hamilton Holding Corp.	9,891	769,223
*	Bowman Consulting Group Ltd.	1,186	37,430
	Brady Corp., Class A	25,407	2,078,801
*	BrightView Holdings, Inc.	40,628	483,473
	Brink's Co.	18,815	2,008,501
	Broadridge Financial Solutions, Inc.	13,941	2,146,635
*	Broadwind, Inc.	344	915
*	Builders FirstSource, Inc.	23,902	1,890,409
	BWX Technologies, Inc.	1,350	292,127
*	CACI International, Inc., Class A	5,244	2,724,468
*	Cadeler AS (CDLR US), ADR	435	12,041
#	Cadre Holdings, Inc.	12,186	361,315
	Carlisle Cos., Inc.	7,971	2,831,777
	Carpenter Technology Corp.	781	334,424
	Carrier Global Corp.	66,810	4,487,628
	Caterpillar, Inc.	31,919	28,411,421
*	CBIZ, Inc.	1,436	43,798
#*	CECO Environmental Corp.	14,200	1,052,788
*	Centuri Holdings, Inc.	10,851	407,998
	CH Robinson Worldwide, Inc.	21,888	3,979,457
	Chicago Rivet & Machine Co.	855	9,747
*	Cimpress PLC	6,314	558,536
	Cintas Corp.	20,633	3,604,791
*	Civeo Corp.	2,250	71,775
#*	Clarivate PLC	47,530	136,411
*	Clean Harbors, Inc.	11,588	3,623,336
	CNH Industrial NV	246,001	2,634,671
	Columbus McKinnon Corp.	12,673	195,798
	Comfort Systems USA, Inc.	4,378	8,056,614
	CompX International, Inc.	3,722	86,611
#	Concentrix Corp.	40,401	962,352
150

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Concrete Pumping Holdings, Inc.	22,380	$177,250
*	Conduent, Inc.	114,753	196,228
*	Construction Partners, Inc., Class A	1,366	168,920
	Copa Holdings SA, Class A	15,148	1,752,321
*	Core & Main, Inc., Class A	64,844	3,266,192
*	Costamare Bulkers Holdings Ltd.	18,748	323,965
	Costamare, Inc.	93,741	1,557,975
	Covenant Logistics Group, Inc.	14,890	519,065
*»	CPI Aerostructures, Inc.	318	1,145
	CRA International, Inc.	4,087	643,580
	Crane Co.	6,211	1,103,881
	CSW Industrials, Inc.	3,791	1,103,939
	CSX Corp.	321,882	14,623,099
	Cummins, Inc.	20,384	13,677,868
	Curtiss-Wright Corp.	200	144,040
*	Custom Truck One Source, Inc.	17,338	170,779
	Deere & Co.	12,723	7,504,916
	Delta Air Lines, Inc.	190,718	12,966,917
	Deluxe Corp.	33,492	1,043,276
*	Distribution Solutions Group, Inc.	18,675	505,346
*	DLH Holdings Corp.	4,597	26,755
*	DNOW, Inc.	109,341	1,475,010
	Donaldson Co., Inc.	33,293	2,935,444
	Douglas Dynamics, Inc.	21,663	999,314
	Dover Corp.	15,002	3,396,603
*	Ducommun, Inc.	2,063	292,802
*	DXP Enterprises, Inc.	10,411	1,777,678
*	Dycom Industries, Inc.	6,442	2,667,632
	Eastern Co.	5,309	116,055
	EMCOR Group, Inc.	5,589	4,983,544
	Emerson Electric Co.	18,174	2,552,357
	Enerpac Tool Group Corp.	25,442	893,014
	EnerSys	26,862	5,728,590
	Ennis, Inc.	21,751	454,161
	Enpro, Inc.	3,048	888,644
*	Enviri Corp.	4,687	92,287
	Equifax, Inc.	10,934	1,901,860
	Esab Corp.	27,066	2,659,776
	ESCO Technologies, Inc.	457	148,045
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Mfg. & Electronics Corp.	111	$7,869
*	Everus Construction Group, Inc.	28,967	4,270,605
	EVI Industries, Inc.	3,830	71,123
*	ExlService Holdings, Inc.	8,712	277,739
	Expeditors International of Washington, Inc.	28,690	4,242,964
	Exponent, Inc.	3,173	212,242
	Fastenal Co.	125,028	5,617,508
	Federal Signal Corp.	21,098	2,597,797
	FedEx Corp.	43,538	17,559,311
	Ferguson Enterprises, Inc.	39,977	10,702,243
	Flowserve Corp.	51,412	3,785,980
*	Fluor Corp.	56,983	3,040,043
	Fortive Corp.	61,295	3,664,828
	Fortune Brands Innovations, Inc.	32,303	1,309,564
*	Franklin Covey Co.	7,028	148,994
	Franklin Electric Co., Inc.	17,503	1,753,626
*	Frontier Group Holdings, Inc.	7,784	28,256
	FTAI Aviation Ltd.	20,080	5,013,374
*	FTI Consulting, Inc.	12,063	2,162,896
*	Gates Industrial Corp. PLC	98,140	2,513,365
	GATX Corp.	20,640	4,043,789
#	Genco Shipping & Trading Ltd.	25,725	623,574
*	Gencor Industries, Inc.	8,113	120,721
*	Generac Holdings, Inc.	11,482	2,976,479
	General Dynamics Corp.	10,050	3,460,215
	Genpact Ltd.	53,084	1,844,669
*	Gibraltar Industries, Inc.	17,221	672,136
	Global Industrial Co.	29,224	967,607
	Gorman-Rupp Co.	18,860	1,428,456
	Graco, Inc.	28,538	2,290,745
#	Granite Construction, Inc.	22,127	3,032,948
	Greenbrier Cos., Inc.	20,482	1,006,076
	Griffon Corp.	22,162	2,020,510
*	GXO Logistics, Inc.	42,980	2,455,447
*	Hayward Holdings, Inc.	106,723	1,601,912
*	Healthcare Services Group, Inc.	29,880	639,731
151

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Heartland Express, Inc.	35,324	$472,635
	Helios Technologies, Inc.	19,343	1,323,061
	Herc Holdings, Inc.	24,038	3,050,903
	Hexcel Corp.	13,287	1,247,251
*	Hillman Solutions Corp.	31,804	259,521
	HNI Corp.	36,030	1,316,536
	Honeywell International, Inc.	38,114	8,168,974
	Howmet Aerospace, Inc.	3,763	914,560
	Hub Group, Inc., Class A	41,333	1,811,625
	Hubbell, Inc.	10,239	5,203,153
*	Hudson Technologies, Inc.	26,176	163,862
	Huntington Ingalls Industries, Inc.	886	322,761
*	Hurco Cos., Inc.	3,620	60,671
*	Huron Consulting Group, Inc.	14,619	1,910,192
	Hyster-Yale, Inc.	9,238	364,624
*	IBEX Holdings Ltd.	5,950	165,113
	ICF International, Inc.	1,967	140,955
	IDEX Corp.	11,945	2,602,218
*	IES Holdings, Inc.	8,926	5,749,058
	Illinois Tool Works, Inc.	28,916	7,460,617
	Ingersoll Rand, Inc.	21,200	1,693,032
#*	Innodata, Inc.	7,915	334,250
*	Innovative Solutions & Support, Inc.	4,876	107,272
	Insteel Industries, Inc.	15,736	411,968
	Interface, Inc.	39,930	1,113,248
	ITT, Inc.	15,319	3,283,474
	Jacobs Solutions, Inc.	20,510	2,654,199
*	Janus International Group, Inc.	86,725	450,970
	JB Hunt Transport Services, Inc.	18,556	4,667,391
*	JELD-WEN Holding, Inc.	13,553	18,568
*	JetBlue Airways Corp.	182,401	849,077
	Johnson Controls International PLC	4,119	601,498
	Kadant, Inc.	5,840	1,711,879
	Karat Packaging, Inc.	6,996	200,715
	KBR, Inc.	51,889	1,945,319
	Kelly Services, Inc., Class A	19,249	187,870
	Kennametal, Inc.	49,783	1,927,100
#	Kforce, Inc.	16,899	764,004
		Shares	Value†
INDUSTRIALS — (Continued)
*	Kirby Corp.	27,028	$4,068,795
	Knight-Swift Transportation Holdings, Inc.	58,753	3,813,070
	Korn Ferry	35,185	2,337,691
*	Kratos Defense & Security Solutions, Inc.	2,714	171,118
*	L.B. Foster Co., Class A	4,677	143,163
	L3Harris Technologies, Inc.	2,792	894,976
	Landstar System, Inc.	10,347	1,904,572
*	Legalzoom.com, Inc.	39,859	257,091
	Leidos Holdings, Inc.	31,086	4,638,653
	Lennox International, Inc.	6,538	3,497,111
*	Limbach Holdings, Inc.	3,975	396,586
	Lincoln Electric Holdings, Inc.	9,790	2,594,350
	Lindsay Corp.	5,640	631,511
*	Liquidity Services, Inc.	21,955	782,696
	Lockheed Martin Corp.	16,349	8,468,292
	LSI Industries, Inc.	3,231	78,546
	Luxfer Holdings PLC	18,526	278,816
*	Lyft, Inc., Class A	110,310	1,560,886
*	Manitowoc Co., Inc.	20,697	281,272
	ManpowerGroup, Inc.	11,221	339,660
	Marten Transport Ltd.	80,831	1,218,931
*	MasTec, Inc.	1,255	494,533
*	Mastech Digital, Inc.	1,982	12,982
*	Masterbrand, Inc.	46,008	413,152
*	Matrix Service Co.	23,483	317,490
	Matson, Inc.	20,896	3,644,889
	Maximus, Inc.	27,253	1,788,342
*	Mayville Engineering Co., Inc.	7,256	165,509
	McGrath RentCorp	3,324	367,468
*	Mercury Systems, Inc.	1,168	92,167
*	Middleby Corp.	18,680	2,621,925
	Miller Industries, Inc.	10,059	482,731
	MillerKnoll, Inc.	32,857	528,341
*	Mistras Group, Inc.	23,374	441,301
*	Montrose Environmental Group, Inc.	9,000	189,450
	Moog, Inc., Class A	10,854	3,270,419
	MSA Safety, Inc.	8,681	1,444,432
	MSC Industrial Direct Co., Inc., Class A	21,386	2,187,146
152

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Industries, Inc.	21,609	$2,926,507
	Mueller Water Products, Inc., Class A	74,803	2,086,256
*	MYR Group, Inc.	5,098	2,063,721
	National Presto Industries, Inc.	4,174	583,692
*	Nextpower, Inc., Class A	26,994	3,215,795
	NL Industries, Inc.	17,836	107,016
	Nordson Corp.	6,981	2,013,669
	Norfolk Southern Corp.	34,553	10,912,874
	Northrop Grumman Corp.	5,557	3,220,170
*	NPK International, Inc.	88,701	1,450,261
	nVent Electric PLC	5,518	788,522
*	NWPX Infrastructure, Inc.	7,519	739,418
	Old Dominion Freight Line, Inc.	1,200	254,916
	Omega Flex, Inc.	5,545	174,778
*	OPENLANE, Inc.	73,158	2,300,088
*	Orion Group Holdings, Inc.	10,969	149,398
	Oshkosh Corp.	29,237	4,569,743
	Owens Corning	26,810	3,306,745
	PACCAR, Inc.	35,360	4,200,768
*	PAMT Corp.	17,231	174,033
	Pangaea Logistics Solutions Ltd.	36,161	276,993
	Park Aerospace Corp.	2,643	89,492
	Parker-Hannifin Corp.	3,931	3,574,930
	Park-Ohio Holdings Corp.	13,746	397,947
*	Parsons Corp.	21,420	1,079,782
	Paychex, Inc.	34,361	3,182,859
	Paycom Software, Inc.	3,433	435,167
*	Paylocity Holding Corp.	812	85,658
	Pentair PLC	44,556	3,596,115
*	Perma-Fix Environmental Services, Inc.	215	2,722
*	Perma-Pipe International Holdings, Inc.	5,730	187,543
*	Pioneer Power Solutions, Inc.	2,960	11,485
#*	Planet Labs PBC	64,541	2,386,081
*	Plug Power, Inc.	22,102	69,179
		Shares	Value†
INDUSTRIALS — (Continued)
	Powell Industries, Inc.	18,330	$5,082,359
*	Power Solutions International, Inc.	3,909	286,412
#	Preformed Line Products Co.	2,400	797,400
	Primoris Services Corp.	25,932	4,697,582
*	Proto Labs, Inc.	13,290	861,325
	Quad/Graphics, Inc.	36,794	273,747
*	Radiant Logistics, Inc.	39,808	334,785
*	RBC Bearings, Inc.	65	38,941
*	RCM Technologies, Inc.	3,727	116,618
	Regal Rexnord Corp.	17,859	3,840,221
	Republic Services, Inc.	37,299	7,803,697
*	Resideo Technologies, Inc.	110,163	4,557,443
#	Resources Connection, Inc.	8,226	34,878
#	Robert Half, Inc.	28,346	754,287
	Rockwell Automation, Inc.	13,003	5,317,057
	Rollins, Inc.	49,692	2,769,335
	RTX Corp.	69,599	12,254,296
	Rush Enterprises, Inc. (RUSHA US), Class A	37,535	2,778,716
	Rush Enterprises, Inc. (RUSHB US), Class B	7,757	565,175
*	RXO, Inc.	4,126	82,396
#	Ryder System, Inc.	20,564	5,218,526
*	Saia, Inc.	6,887	3,091,023
	Schneider National, Inc., Class B	60,940	1,894,625
	Science Applications International Corp.	21,986	2,127,585
	Sensata Technologies Holding PLC	52,970	2,205,671
*	Shoals Technologies Group, Inc., Class A	32,333	256,724
*	SIFCO Industries, Inc.	4,888	79,430
	Simpson Manufacturing Co., Inc.	14,474	2,760,626
*	SiteOne Landscape Supply, Inc.	809	101,974
*	SkyWest, Inc.	23,963	1,967,842
	Snap-on, Inc.	9,475	3,632,715
	Southwest Airlines Co.	157,011	5,953,857
153

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SPX Technologies, Inc.	1,268	$277,578
	SS&C Technologies Holdings, Inc.	71,637	4,964,444
*	StandardAero, Inc.	28,521	709,032
	Standex International Corp.	258	70,434
	Stanley Black & Decker, Inc.	29,284	2,288,837
*	Star Equity Holdings, Inc.	4,041	39,885
*	Sterling Infrastructure, Inc.	9,141	4,713,282
*	Sun Country Airlines Holdings, Inc.	16,388	258,930
*	Sunrun, Inc.	135,223	1,721,389
	TaskUS, Inc., Class A	16,400	106,272
*	Taylor Devices, Inc.	432	23,976
	Tecnoglass, Inc.	21,226	914,416
	Tennant Co.	13,471	1,118,632
	Terex Corp.	65,280	4,060,416
	Tetra Tech, Inc.	56,885	1,838,523
	Textron, Inc.	39,046	3,746,854
*	Thermon Group Holdings, Inc.	26,250	1,587,862
*	TIC Solutions, Inc.	43,971	401,895
	Timken Co.	35,176	3,900,667
*	Titan International, Inc.	37,200	283,464
*	Titan Machinery, Inc.	13,481	281,888
	Toro Co.	35,319	3,361,309
	Trane Technologies PLC	11,148	5,490,836
*	Transcat, Inc.	103	7,838
	TransUnion	31,908	2,265,468
*	Trex Co., Inc.	16,675	653,660
	TriNet Group, Inc.	8,724	399,385
	Trinity Industries, Inc.	60,896	1,985,819
*	TrueBlue, Inc.	15,256	83,755
	Tutor Perini Corp.	39,272	3,649,154
	Twin Disc, Inc.	12,774	211,026
*	Uber Technologies, Inc.	60,886	4,542,704
	UFP Industries, Inc.	20,314	1,817,900
*	U-Haul Holding Co. (UHAL US)	7,228	371,230
	U-Haul Holding Co. (UHAL/B US)	61,504	2,933,126
	UL Solutions, Inc., Class A	12,348	1,117,371
*	Ultralife Corp.	13,766	94,985
	UniFirst Corp.	8,763	2,239,034
	Union Pacific Corp.	42,840	11,544,523
		Shares	Value†
INDUSTRIALS — (Continued)
*	United Airlines Holdings, Inc.	95,638	$8,607,420
	United Parcel Service, Inc., Class B	61,894	6,734,067
	United Rentals, Inc.	13,716	13,165,165
#	Universal Logistics Holdings, Inc.	15,307	368,593
#*	Upwork, Inc.	20,576	212,962
*	V2X, Inc.	17,366	1,177,588
	Valmont Industries, Inc.	8,248	4,190,314
	Veralto Corp.	43,085	3,800,097
	Verisk Analytics, Inc.	16,886	3,115,298
*	Verra Mobility Corp.	71,811	1,064,957
	Vertiv Holdings Co., Class A	45,282	14,874,684
	Virco Mfg. Corp.	17,465	105,838
*	VirTra, Inc.	2,086	9,304
	VSE Corp.	393	67,470
	Wabash National Corp.	23,463	203,893
	Waste Management, Inc.	29,343	6,823,715
#	Watsco, Inc. (WSO US)	4,666	2,042,961
»	Watsco, Inc. (WSO/B US), Class B	1,205	535,731
	Watts Water Technologies, Inc., Class A	9,489	2,848,218
	Werner Enterprises, Inc.	45,808	1,688,941
	WESCO International, Inc.	17,003	5,936,087
	Westinghouse Air Brake Technologies Corp.	15,062	4,065,083
	Willis Lease Finance Corp.	6,272	1,217,709
#	WillScot Holdings Corp.	68,847	1,558,696
	Woodward, Inc.	916	332,499
	Worthington Enterprises, Inc.	1,860	100,942
	WW Grainger, Inc.	5,684	6,601,113
*	XPO, Inc.	22,813	5,021,826
	Xylem, Inc.	8,033	949,179
	Zurn Elkay Water Solutions Corp.	23,817	1,237,531
TOTAL INDUSTRIALS			787,827,237
INFORMATION TECHNOLOGY — (22.3%)
	A10 Networks, Inc.	15,434	411,779
154

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Accenture PLC, Class A	24,131	$4,312,451
*	ACI Worldwide, Inc.	50,283	2,173,231
*	ACM Research, Inc., Class A	12,083	624,570
	Adeia, Inc.	66,896	2,130,638
*	Adobe, Inc.	19,798	4,872,288
*	Akamai Technologies, Inc.	27,351	2,816,606
*	Alarm.com Holdings, Inc.	4,077	181,060
#*	Alithya Group, Inc., Class A	7,489	7,488
*	Alpha & Omega Semiconductor Ltd.	17,378	754,727
*	Ambarella, Inc.	892	61,370
	Amdocs Ltd.	29,925	1,935,250
	Amkor Technology, Inc.	112,209	7,826,578
	Amphenol Corp., Class A	34,872	5,135,599
*	Amtech Systems, Inc.	7,816	136,077
	Analog Devices, Inc.	7,519	3,024,593
	Apple, Inc.	838,642	227,565,507
	Applied Materials, Inc.	32,121	12,671,413
*	Applied Optoelectronics, Inc.	5	822
*	AppLovin Corp., Class A	47,377	21,146,724
*	Arrow Electronics, Inc.	20,195	3,793,227
*	AstroNova, Inc.	7,311	99,430
*	Autodesk, Inc.	24,105	5,712,885
*	Aviat Networks, Inc.	8,195	187,911
	Avnet, Inc.	43,989	3,629,532
*	Axcelis Technologies, Inc.	659	91,673
	Badger Meter, Inc.	757	91,529
	Bel Fuse, Inc. (BELFA US), Class A	862	209,854
	Bel Fuse, Inc. (BELFB US), Class B	3,654	1,007,919
	Belden, Inc.	20,613	2,318,550
	Benchmark Electronics, Inc.	23,086	1,894,206
*	Bill Holdings, Inc.	37,921	1,440,998
*	BK Technologies Corp.	1,780	171,521
*	Blackbaud, Inc.	18,533	688,872
	Broadcom, Inc.	2,603	1,086,570
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CCC Intelligent Solutions Holdings, Inc.	39,543	$207,205
	CDW Corp.	21,949	3,005,038
*	Cerence, Inc.	22,454	204,331
*	CEVA, Inc.	11,017	336,459
#*	Cipher Digital, Inc.	79,073	1,402,755
*	Cirrus Logic, Inc.	18,390	2,999,041
	Cisco Systems, Inc.	104,638	9,574,377
#*	Cleanspark, Inc.	99,075	1,241,410
	Clear Secure, Inc., Class A	32,508	1,735,602
*	Clearfield, Inc.	6,868	198,417
	Climb Global Solutions, Inc.	4,156	69,322
*	Coda Octopus Group, Inc.	1,320	14,929
	Cognizant Technology Solutions Corp., Class A	79,818	4,222,372
*	Coherent Corp.	1,638	523,685
*	Cohu, Inc.	27,155	1,285,789
*	Comtech Telecommunications Corp.	14,120	49,702
*	Consensus Cloud Solutions, Inc.	4,893	126,631
	Corning, Inc.	87,893	14,435,546
*	Corsair Gaming, Inc.	18,331	124,467
	Crane NXT Co.	29,777	1,330,436
*	Crexendo, Inc.	696	4,552
	CSP, Inc.	248	2,304
	CTS Corp.	10,517	600,521
*	CVD Equipment Corp.	5,741	38,924
*	Daily Journal Corp.	417	220,493
*	Daktronics, Inc.	6,742	132,548
*	Data I/O Corp.	1,500	4,065
#*	Diebold Nixdorf, Inc.	14,813	1,137,787
#*	Digi International, Inc.	7,200	403,488
*	Diodes, Inc.	27,096	2,903,336
	Dolby Laboratories, Inc., Class A	14,879	954,339
*	Dropbox, Inc., Class A	20,775	504,625
*	DXC Technology Co.	116,128	1,314,569
#*	Eastman Kodak Co.	22,768	303,497
*	Electro-Sensors, Inc.	1,426	10,895
*	Enphase Energy, Inc.	14,856	489,654
#*	EPAM Systems, Inc.	8,681	987,724
	ePlus, Inc.	7,289	617,305
*	Everforth, Inc.	28,304	597,214
*	Everspin Technologies, Inc.	11,400	208,392
155

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	F5, Inc.	11,007	$3,565,167
*	Fabrinet	553	377,959
*	Fastly, Inc., Class A	5,239	132,311
*	First Solar, Inc.	23,667	4,778,131
*	Flex Ltd.	73,930	6,768,291
*	Fortinet, Inc.	60,967	5,140,128
	Franklin Wireless Corp.	6,922	26,165
	Gen Digital, Inc.	125,411	2,419,178
*	GLOBALFOUNDRIES, Inc.	3,303	213,374
*	Globant SA	1,182	48,734
	Hackett Group, Inc.	15,814	204,159
*	Harmonic, Inc.	26,917	307,661
	Hewlett Packard Enterprise Co.	280,988	8,084,025
*	I3 Verticals, Inc., Class A	7,584	171,019
*	Ichor Holdings Ltd.	19,091	1,259,433
*	Identiv, Inc.	1,852	8,778
	Information Services Group, Inc.	7,246	29,564
*	Insight Enterprises, Inc.	12,166	886,901
*	Intel Corp.	101,108	9,552,684
#	InterDigital, Inc.	15,946	4,728,946
	International Business Machines Corp.	75,433	17,423,514
*	inTEST Corp.	8,305	155,220
*	IPG Photonics Corp.	16,293	1,937,564
*	Itron, Inc.	16,638	1,394,264
	Jabil, Inc.	20,563	6,939,807
*	Key Tronic Corp.	10,062	28,576
*	Kimball Electronics, Inc.	17,579	474,809
	KLA Corp.	10,803	18,909,031
*	Knowles Corp.	59,564	1,857,801
	Kulicke & Soffa Industries, Inc.	5,600	478,800
*	KVH Industries, Inc.	9,686	88,143
*	Kyndryl Holdings, Inc.	44,805	619,205
	Lam Research Corp.	64,767	16,700,819
*	Lantronix, Inc.	8,601	57,713
*	LGL Group, Inc.	2,275	15,811
	Littelfuse, Inc.	4,575	1,849,078
*	LiveRamp Holdings, Inc.	38,401	1,122,461
*	MaxLinear, Inc.	21,600	1,528,200
	Methode Electronics, Inc.	17,071	136,909
	Micron Technology, Inc.	57,368	29,668,435
	Microsoft Corp.	563,895	229,944,305
*	Mirion Technologies, Inc.	6,773	133,767
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Mitek Systems, Inc.	25,235	$352,281
	MKS, Inc.	11,786	3,344,277
	Motorola Solutions, Inc.	18,956	8,322,253
*	M-Tron Industries, Inc.	92	6,144
	Napco Security Technologies, Inc.	382	17,859
*	NCR Voyix Corp.	48,601	334,861
	NetApp, Inc.	38,868	4,305,408
*	NETGEAR, Inc.	23,274	588,134
*	NetScout Systems, Inc.	34,985	1,178,995
*	NetSol Technologies, Inc.	2,729	9,279
*	nLight, Inc.	1,048	73,203
#*	Novanta, Inc.	5,258	681,069
*	Nutanix, Inc., Class A	1,759	71,926
	NVE Corp.	3,159	261,534
	NVIDIA Corp.	1,268,199	253,094,474
	NXP Semiconductors NV	42,199	12,389,204
*	Okta, Inc.	15,102	1,112,262
*	ON Semiconductor Corp.	4,295	432,979
	OneSpan, Inc.	6,338	73,394
*	Optical Cable Corp.	6,626	68,248
	Oracle Corp.	89,367	14,422,940
#*	OSI Systems, Inc.	5,703	1,636,305
*	PAR Technology Corp.	5,407	72,670
	PC Connection, Inc.	18,438	1,175,238
*	PDF Solutions, Inc.	980	41,993
	Pegasystems, Inc.	19,061	696,680
#*	Penguin Solutions, Inc.	31,666	962,963
*	Photronics, Inc.	43,303	2,142,632
*	Plexus Corp.	11,653	2,920,009
	Power Integrations, Inc.	321	23,340
*	Powerfleet, Inc. NJ	15,786	50,831
*	Progress Software Corp.	20,240	563,684
*	PTC, Inc.	16,994	2,316,282
	Qnity Electronics, Inc.	19,103	2,687,028
*	Qorvo, Inc.	20,290	1,911,724
	QUALCOMM, Inc.	73,933	13,276,888
*	Qualys, Inc.	9,993	868,691
	Ralliant Corp.	10,410	473,030
*	Rambus, Inc.	9,396	1,081,574
*	Red Violet, Inc.	3,175	118,840
*	RF Industries Ltd.	7,730	112,317
*	Ribbon Communications, Inc.	32,330	85,351
156

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Richardson Electronics Ltd.	10,614	$152,842
#*	Riot Platforms, Inc.	108,444	1,869,575
*	Rogers Corp.	10,818	1,468,543
	Roper Technologies, Inc.	1,240	439,964
	Salesforce, Inc.	19,183	3,386,375
*	Sandisk Corp.	13,293	14,575,907
*	Sanmina Corp.	23,419	5,101,127
*	ScanSource, Inc.	19,268	792,300
	Seagate Technology Holdings PLC	396	266,761
*	Silicon Laboratories, Inc.	177	38,533
#	Skyworks Solutions, Inc.	43,618	3,060,675
*	SoundThinking, Inc.	2,908	19,833
#*	Super Micro Computer, Inc.	68,654	1,881,120
#*	Synaptics, Inc.	18,436	1,725,425
*	Synopsys, Inc.	2,245	1,083,437
	TD SYNNEX Corp.	16,335	3,727,320
	TE Connectivity PLC	28,563	6,045,645
*	Teledyne Technologies, Inc.	5,049	3,260,897
*	Telos Corp.	5,593	23,882
*	Teradata Corp.	37,761	995,002
	Teradyne, Inc.	3,745	1,286,295
	Texas Instruments, Inc.	40,837	11,478,464
*	TransAct Technologies, Inc.	1,126	3,750
*	Trimble, Inc.	16,807	1,131,447
*	Trio-Tech International	1,316	18,516
*	TTM Technologies, Inc.	82,128	12,994,292
*	Turtle Beach Corp.	1,714	19,745
*	Twilio, Inc., Class A	36,089	5,343,337
#*	UiPath, Inc., Class A	121,110	1,247,433
*	Ultra Clean Holdings, Inc.	26,365	2,060,425
*	Unity Software, Inc.	5,571	147,186
	Universal Display Corp.	5,309	462,361
*	Veeco Instruments, Inc.	30,063	1,498,641
	VeriSign, Inc.	400	107,464
*	Viasat, Inc.	42,081	2,773,559
	Vishay Intertechnology, Inc.	72,093	2,088,534
*	Vishay Precision Group, Inc.	7,144	431,640
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vontier Corp.	59,654	$2,140,386
	Western Digital Corp.	43,594	18,942,465
*	WidePoint Corp.	1,177	7,462
#	Xerox Holdings Corp.	60,797	136,793
*	Xperi, Inc.	14,409	96,396
*	Zebra Technologies Corp., Class A	7,934	1,795,147
*	Zoom Communications, Inc.	36,812	3,576,286
TOTAL INFORMATION TECHNOLOGY			1,208,966,015
MATERIALS — (4.3%)
	AdvanSix, Inc.	15,014	370,245
	Air Products & Chemicals, Inc.	19,671	5,902,284
#	Albemarle Corp.	21,594	4,247,540
	Alcoa Corp.	64,969	4,144,373
*	Alpha Metallurgical Resources, Inc.	8,636	1,610,182
#	Amcor PLC	117,449	4,467,760
*	American Vanguard Corp.	5,287	15,227
*	Ampco-Pittsburgh Corp.	3,898	42,566
	AptarGroup, Inc.	20,087	2,484,360
*	Ascent Industries Co.	9,589	139,712
	Ashland, Inc.	24,097	1,283,406
	Avery Dennison Corp.	17,480	2,865,496
	Avient Corp.	48,655	1,804,127
*	Axalta Coating Systems Ltd.	94,808	2,696,340
	Balchem Corp.	89	14,384
	Ball Corp.	50,241	3,068,720
	Cabot Corp.	27,246	2,096,852
	Caledonia Mining Corp. PLC	1,210	27,709
	Celanese Corp.	16,617	1,125,968
*	Century Aluminum Co.	33,056	1,964,849
	CF Industries Holdings, Inc.	47,029	5,841,002
	Chemours Co.	23,231	626,075
*	Clearwater Paper Corp.	12,278	168,331
*	Cleveland-Cliffs, Inc.	33,418	340,864
*	Coeur Mining, Inc. CDE US	65,078	1,169,452
	Commercial Metals Co.	43,991	3,033,619
*	Compass Minerals International, Inc.	15,277	408,049
157

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	8,981	$242,038
	Corteva, Inc.	75,155	6,088,307
	CRH PLC (CRHCF US)	39,925	4,727,919
	Crown Holdings, Inc.	28,636	2,815,205
	Dow, Inc.	86,734	3,511,860
	DuPont de Nemours, Inc.	53,803	2,456,645
	Eagle Materials, Inc.	13,020	2,735,632
	Eastman Chemical Co.	45,724	3,341,967
	Ecolab, Inc.	9,920	2,585,152
*	Ecovyst, Inc.	53,511	758,786
	Element Solutions, Inc.	27,672	1,178,550
	Flexible Solutions International, Inc.	2,757	17,093
*	Flotek Industries, Inc.	19,731	333,454
	FMC Corp.	4,284	65,888
	Fortitude Gold Corp.	17,074	84,516
	Freeport-McMoRan, Inc.	195,140	11,275,189
	Friedman Industries, Inc.	9,833	202,461
#	Graphic Packaging Holding Co.	117,046	1,115,448
	Greif, Inc. (GEF US), Class A	22,936	1,496,345
	Greif, Inc. (GEF/B US), Class B	8,178	656,203
	Hawkins, Inc.	7,633	1,278,146
#	HB Fuller Co.	36,920	2,234,398
	Hecla Mining Co.	116,021	2,090,698
	Huntsman Corp.	93,640	1,345,607
*	Ingevity Corp.	15,733	1,198,697
	Innospec, Inc.	17,005	1,296,801
	International Flavors & Fragrances, Inc.	32,077	2,251,805
	International Paper Co.	107,943	3,283,626
*	Intrepid Potash, Inc.	8,190	324,078
	Kaiser Aluminum Corp.	11,837	2,017,380
*	Knife River Corp.	22,604	2,092,000
	Koppers Holdings, Inc.	13,632	556,595
	Kronos Worldwide, Inc.	17,014	126,584
	Linde PLC	28,227	14,145,679
	Louisiana-Pacific Corp.	1,346	97,168
*	LSB Industries, Inc.	8,343	124,311
		Shares	Value†
MATERIALS — (Continued)
	LyondellBasell Industries NV, Class A	22,793	$1,700,358
	Martin Marietta Materials, Inc.	1,624	1,005,370
	Materion Corp.	430	79,038
	Mativ Holdings, Inc.	36,512	338,831
*	McEwen, Inc.	1,523	33,019
	Mercer International, Inc.	33,440	37,453
*	Metallus, Inc.	24,539	472,130
	Minerals Technologies, Inc.	17,374	1,249,886
	Mosaic Co.	56,128	1,306,099
	Myers Industries, Inc.	26,133	538,601
	NewMarket Corp.	3,889	2,627,486
	Newmont Corp.	204,681	22,738,012
	Nexa Resources SA	6,124	92,534
	Northern Technologies International Corp.	7,510	60,080
	Nucor Corp.	37,429	8,432,379
*	O-I Glass, Inc.	77,881	709,496
	Olin Corp.	74,255	2,114,782
	Packaging Corp. of America	18,426	3,933,030
*	Perimeter Solutions, Inc.	69,028	2,091,548
	PPG Industries, Inc.	37,135	4,029,148
	Quaker Chemical Corp.	6,232	846,866
#*	Ramaco Resources, Inc. (METC US), Class A	25,100	372,735
*	Ranpak Holdings Corp.	24,217	123,265
*	Rayonier Advanced Materials, Inc.	41,212	391,102
	Reliance, Inc.	11,374	4,123,075
††	Resolute Forest Products, Inc.	66,341	17,667
	Royal Gold, Inc.	1,418	330,933
	RPM International, Inc.	21,325	2,172,804
	Ryerson Holding Corp.	32,897	911,576
#	Sensient Technologies Corp.	19,279	2,190,866
	Sherwin-Williams Co.	17,575	5,652,296
	Silgan Holdings, Inc.	39,928	1,619,080
*	Smith-Midland Corp.	225	7,601
#	Smurfit Westrock PLC	79,384	3,047,552
	Solstice Advanced Materials, Inc.	11,346	929,805
158

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Sonoco Products Co.	49,403	$2,468,174
#	Southern Copper Corp.	7,925	1,360,643
	Steel Dynamics, Inc.	31,155	7,123,902
	Stepan Co.	11,783	589,503
	SunCoke Energy, Inc.	49,070	334,657
	Sylvamo Corp.	22,362	955,528
*	Tredegar Corp.	3,100	29,760
	TriMas Corp.	28,073	1,039,262
	Tronox Holdings PLC	55,040	549,850
	U.S. Lime & Minerals, Inc.	9,815	1,056,781
	Vulcan Materials Co.	12,143	3,664,029
#	Warrior Met Coal, Inc.	35,807	3,217,259
	Westlake Corp.	17,152	1,977,283
	Worthington Steel, Inc.	36,170	1,390,013
TOTAL MATERIALS			234,194,870
REAL ESTATE — (0.3%)
*	Alset, Inc.	751	1,134
*	AMREP Corp.	1,288	35,484
*	CBRE Group, Inc., Class A	27,401	3,910,945
*	CKX Lands, Inc.	465	5,392
*	Comstock Holding Cos., Inc.	1,210	19,360
*	CoStar Group, Inc.	400	13,844
*	Cushman & Wakefield Ltd.	107,290	1,506,352
*	Five Point Holdings LLC, Class A	37,942	188,951
*	Forestar Group, Inc.	18,009	508,934
*	FRP Holdings, Inc.	15,010	315,360
*	Howard Hughes Holdings, Inc.	31,716	1,974,955
*	Jones Lang LaSalle, Inc.	12,794	4,070,155
*»	JW Mays, Inc.	300	12,099
	Kennedy-Wilson Holdings, Inc.	33,595	366,185
	Marcus & Millichap, Inc.	24,934	692,916
	Newmark Group, Inc., Class A	78,522	1,265,775
*	Seaport Entertainment Group, Inc.	5,702	127,097
	St. Joe Co.	5,482	353,973
*	Stratus Properties, Inc.	5,422	164,070
*	Tejon Ranch Co.	15,607	305,429
*	Zillow Group, Inc. (Z US), Class C	4,577	203,219
		Shares	Value†
REAL ESTATE — (Continued)
*	Zillow Group, Inc. (ZG US), Class A	700	$31,227
TOTAL REAL ESTATE			16,072,856
UTILITIES — (0.5%)
	Genie Energy Ltd., Class B	9,207	128,622
*	Hallador Energy Co.	26,044	404,463
	MDU Resources Group, Inc.	115,868	2,610,506
	New Jersey Resources Corp.	50,395	2,837,742
	NRG Energy, Inc.	38,056	5,920,753
	Ormat Technologies, Inc.	23,616	2,713,478
	Vistra Corp.	66,051	10,425,490
TOTAL UTILITIES			25,041,054
TOTAL COMMON STOCKS			5,262,603,219
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	GameStop Corp. Warrants 10/30/2026	2,163	7,938
INFORMATION TECHNOLOGY — (0.0%)
*»	Xerox Holdings Corp. Warrants 02/14/2028	41,109	7,581
TOTAL RIGHTS/WARRANTS			15,519

MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	49,880,589	49,880,589
TOTAL INVESTMENT SECURITIES (Cost $3,138,792,949)			5,312,499,327
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	8,987,546	103,940,973
TOTAL INVESTMENTS — (100.0%)
(Cost $3,242,737,498)			$5,416,440,300
159

U.S. Vector Equity Portfolio
CONTINUED
As of April 30, 2026, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	118	06/18/26	$39,817,584	$42,738,125	$2,920,541
Total Futures Contracts			$39,817,584	$42,738,125	$2,920,541
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$404,446,717	$26,930	—	$404,473,647
Consumer Discretionary	568,128,147	—	—	568,128,147
Consumer Staples	250,870,818	229,994	—	251,100,812
Energy	380,545,337	—	—	380,545,337
Financials	969,542,558	3,239	—	969,545,797
Health Care	416,492,667	—	$214,780	416,707,447
Industrials	787,290,361	536,876	—	787,827,237
Information Technology	1,208,966,015	—	—	1,208,966,015
Materials	234,177,203	—	17,667	234,194,870
Real Estate	16,060,757	12,099	—	16,072,856
Utilities	25,041,054	—	—	25,041,054
Rights/Warrants
Consumer Discretionary	—	7,938	—	7,938
Information Technology	—	7,581	—	7,581
Securities Lending Collateral	—	103,940,973	—	103,940,973
Money Market Funds	49,880,589	—	—	49,880,589
Total Investments in Securities	$5,311,442,223	$104,765,630	$232,447˂˃	$5,416,440,300
Financial Instruments
Assets
Futures Contracts**	2,920,541	—	—	2,920,541
Total Financial Instruments	$2,920,541	—	—	$2,920,541
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
160

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (90.5%)
COMMUNICATION SERVICES — (2.3%)
#*	AMC Global Media, Inc.	141,968	$1,205,308
#*	Angi, Inc.	177,711	1,304,399
*	Anterix, Inc.	76,566	3,699,669
	Array Digital Infrastructure, Inc.	132,207	6,569,366
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	54,554	2,886,998
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	178,152	8,802,490
	ATN International, Inc.	67,861	1,895,358
*	Bandwidth, Inc., Class A	128,408	4,726,699
*	Boston Omaha Corp., Class A	135,323	1,626,582
*	Bumble, Inc., Class A	183,720	762,438
#*	Cable One, Inc.	7,030	643,175
#*	Cargurus, Inc.	382,981	13,963,487
#*	Cars.com, Inc.	273,562	3,006,446
	Cinemark Holdings, Inc.	553,663	16,344,132
*	Cineverse Corp.	35,616	92,602
*	Clear Channel Outdoor Holdings, Inc.	219,802	527,525
*	Creative Realities, Inc.	3,139	11,457
	CuriosityStream, Inc.	60,519	190,635
*	DHI Group, Inc.	166,145	397,087
*	DoubleVerify Holdings, Inc.	299,380	3,299,168
	Entravision Communications Corp., Class A	262,383	989,184
*	EverQuote, Inc., Class A	140,309	2,023,256
*	EW Scripps Co., Class A	194,392	931,138
*	GCI Liberty, Inc. (GLBKV US), Class C	118,234	4,049,515
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc. (GLIBA US), Class A	13,883	$483,961
*	Globalstar, Inc.	28,013	2,305,470
*	Gogo, Inc.	60,306	252,079
	Gray Media, Inc. GTN US	399,338	2,252,266
	Gray Media, Inc. GTNA US, Class A	3,603	38,552
#*	Grindr, Inc.	377,047	5,041,118
*	Harte Hanks, Inc.	6,069	16,811
	IDT Corp., Class B	165,635	8,306,595
*	IMAX Corp.	237,915	9,045,528
*	Intelligent Protection Management Corp.	3,698	6,767
	Iridium Communications, Inc.	448,505	17,523,090
	John Wiley & Sons, Inc. (WLY US), Class A	168,835	6,910,417
*	Liberty Broadband Corp. (LBRDA US), Class A	50,848	1,954,089
*	Liberty Broadband Corp. (LBRDK US), Class C	347,743	13,384,628
*	Liberty Global Ltd. (LBTYA US), Class A	655,885	7,595,148
*	Liberty Global Ltd. (LBTYK US), Class C	547,609	6,209,886
*	Liberty Latin America Ltd. (LILA US), Class A	122,362	993,579
*	Liberty Latin America Ltd. (LILAK US), Class C	711,467	5,912,291
*	Lionsgate Studios Corp.	163,373	2,032,360
*	Lumen Technologies, Inc.	3,366,359	29,758,614
*	Madison Square Garden Entertainment Corp.	180,125	12,053,965
161

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Madison Square Garden Sports Corp.	31,134	$10,662,150
*	Magnite, Inc.	628,087	8,048,935
	Marcus Corp.	105,256	1,854,611
	Match Group, Inc.	785,129	29,379,527
#*	MediaAlpha, Inc., Class A	154,074	1,311,170
#	National CineMedia, Inc.	136,087	461,335
	New York Times Co., Class A	558,181	44,113,044
	Nexstar Media Group, Inc.	122,871	25,574,370
*	Nextdoor Holdings, Inc.	380,958	609,533
*»	Old Market Capital Corp.	32,815	137,823
*	Optimum Communications, Inc., Class A	492,873	778,739
#	Paramount Skydance Corp., Class B	375,535	3,845,478
††	Pegasus Cos., Inc.	24	1,637
#*	Pinterest, Inc., Class A	711,424	13,986,596
*	PubMatic, Inc., Class A	3,871	37,858
*	QuinStreet, Inc.	253,838	3,238,973
*»	Reading International, Inc. (RDIB US), Class B	1,755	16,479
*	Reservoir Media, Inc.	36,804	370,248
	Saga Communications, Inc., Class A	25,532	288,001
#	Scholastic Corp.	115,804	4,673,849
	Shenandoah Telecommunications Co.	242,470	3,814,053
	Shutterstock, Inc.	146,622	2,370,878
	Sinclair, Inc.	206,583	3,212,366
	Sirius XM Holdings, Inc.	615,694	16,586,796
#*	Snap, Inc., Class A	1,416,464	8,597,937
#*	Sphere Entertainment Co.	125,822	17,923,344
	Spok Holdings, Inc.	90,441	966,814
#*	Stagwell, Inc.	786,319	4,930,220
*	Starz Entertainment Corp.	10,891	199,741
#*	TechTarget, Inc.	193,190	1,108,911
	Telephone & Data Systems, Inc.	471,979	21,267,374
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Townsquare Media, Inc., Class A	19,420	$125,453
*	Travelzoo	18,488	180,998
*	TripAdvisor, Inc.	245,572	2,733,216
#*	Uniti Group, Inc.	552,166	6,532,124
#*	Urban One, Inc. UONE US	3,819	19,935
*	Urban One, Inc. UONEK US	4,807	23,074
*	USA TODAY Co., Inc.	658,418	4,760,362
*	Versant Media Group, Inc.	7,638	306,971
#*	Vivid Seats, Inc., Class A	3,369	22,572
#*	Yelp, Inc.	303,242	8,369,479
	Zedge, Inc., Class B	9,282	30,909
#*	Ziff Davis, Inc.	178,483	8,167,382
*	ZoomInfo Technologies, Inc.	485,657	3,035,356
TOTAL COMMUNICATION SERVICES			476,701,949
CONSUMER DISCRETIONARY — (11.9%)
#*	1-800-Flowers.com, Inc., Class A	74,434	263,496
*	1stdibs.com, Inc.	44,443	205,771
*	Abercrombie & Fitch Co., Class A	211,875	18,083,531
#	Academy Sports & Outdoors, Inc.	332,056	18,209,951
*	Accel Entertainment, Inc.	121,562	1,518,309
#	Acushnet Holdings Corp.	279,755	27,085,879
*	Adient PLC	348,869	7,343,692
	ADT, Inc.	2,976,537	22,413,324
#	Advance Auto Parts, Inc.	259,815	15,461,591
	AMCON Distributing Co.	4,620	410,487
	American Eagle Outfitters, Inc.	835,317	14,551,222
*	American Outdoor Brands, Inc.	82,864	779,750
*	American Public Education, Inc.	78,133	4,543,434
*	America's Car-Mart, Inc.	37,163	453,760
	Aramark	713,290	32,590,220
#	Arhaus, Inc.	141,090	1,044,066
*	Ark Restaurants Corp.	16,816	111,490
	Arko Corp.	252,619	1,667,285
162

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Asbury Automotive Group, Inc.	83,153	$16,937,435
#	Autoliv, Inc.	235,873	27,344,757
#*	AutoNation, Inc.	167,662	35,608,056
#*	Bally's Corp.	2,399	31,955
	Bassett Furniture Industries, Inc.	104,698	1,526,497
	Bath & Body Works, Inc.	571,852	11,116,803
*	Beachbody Co., Inc.	2,115	31,640
*	Beazer Homes USA, Inc.	95,286	2,057,225
#*	Bed Bath & Beyond, Inc.	305,113	1,495,054
*	Biglari Holdings, Inc. (BH US), Class B	11,213	3,467,620
*	Biglari Holdings, Inc. (BH/A US), Class A	221	360,272
#*	Birkenstock Holding PLC	393,906	15,259,918
*	BJ's Restaurants, Inc.	98,352	3,776,717
	Bloomin' Brands, Inc.	109,587	668,481
*	Boot Barn Holdings, Inc.	136,055	23,326,630
	BorgWarner, Inc.	752,767	42,885,136
*»	Bowl America, Inc.	9,505	0
*	Bright Horizons Family Solutions, Inc.	230,964	18,733,490
	Brightstar Lottery PLC	149,863	1,967,701
*	Brinker International, Inc.	235,900	35,913,416
	Brunswick Corp.	274,449	21,804,973
	Buckle, Inc.	224,930	12,508,357
#	Build-A-Bear Workshop, Inc.	58,729	2,169,449
	Caleres, Inc.	150,488	1,971,393
*	Callaway Golf Co.	763,435	11,680,556
	Camping World Holdings, Inc., Class A	124,600	1,020,474
*	Capri Holdings Ltd.	503,869	9,830,484
#*	CarMax, Inc.	388,123	15,257,115
	Carriage Services, Inc.	70,021	3,438,031
	Carter's, Inc.	136,711	4,938,001
*	Cato Corp., Class A	61,966	177,842
#*	Cava Group, Inc.	275,894	25,771,259
*	Cavco Industries, Inc.	42,219	21,405,033
	Century Communities, Inc.	155,825	8,729,317
*	Champion Homes, Inc.	254,742	19,418,983
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Cheesecake Factory, Inc.	225,175	$14,156,752
*	Chewy, Inc., Class A	263,439	6,696,619
#	Choice Hotels International, Inc.	157,839	15,638,688
	Churchill Downs, Inc.	7,419	749,245
*	Citi Trends, Inc.	36,984	1,801,491
	Clarus Corp.	130,684	340,432
#	Columbia Sportswear Co.	227,635	13,867,524
#*	Cooper-Standard Holdings, Inc.	78,247	2,352,887
*	Coursera, Inc.	261,161	1,553,908
*	Covista, Inc.	259,438	29,892,446
#	Cracker Barrel Old Country Store, Inc.	42,553	1,332,760
#	Cricut, Inc., Class A	103,144	444,551
*	Crocs, Inc.	148,590	15,153,208
*	Culp, Inc.	31,633	104,073
	Dana, Inc.	597,399	21,775,194
*	Dauch Corp.	892,226	5,094,610
#*	Dave & Buster's Entertainment, Inc.	83,906	945,621
	Designer Brands, Inc., Class A	36,601	274,508
*	Destination XL Group, Inc.	183,666	113,377
#	Dillard's, Inc., Class A	46,633	26,544,436
#	Dine Brands Global, Inc.	54,409	1,511,482
	Domino's Pizza, Inc.	7,905	2,683,115
*	Dorman Products, Inc.	135,687	15,266,144
*	DraftKings, Inc., Class A	372,258	8,681,057
#*	Dream Finders Homes, Inc., Class A	93,397	1,363,596
#*	Driven Brands Holdings, Inc.	483,422	6,560,037
*	Duluth Holdings, Inc., Class B	107,292	354,064
#*	Duolingo, Inc.	40,624	4,472,702
#*	Dutch Bros, Inc., Class A	238,654	13,724,992
*	El Pollo Loco Holdings, Inc.	136,303	1,842,817
*	Envela Corp.	23,133	407,372
	Escalade, Inc.	56,160	1,050,192
	Ethan Allen Interiors, Inc.	113,467	2,421,386
*	Etsy, Inc.	381,967	24,575,757
*	Figs, Inc., Class A	675,333	10,102,982
163

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	First Watch Restaurant Group, Inc.	269,094	$3,530,513
*	Five Below, Inc.	131,388	30,962,896
	Flanigan's Enterprises, Inc.	9,481	304,435
	Flexsteel Industries, Inc.	26,039	1,439,957
*	Floor & Decor Holdings, Inc., Class A	371,505	17,980,842
*	Fossil Group, Inc.	8,174	36,211
*	Fox Factory Holding Corp.	186,118	3,303,595
*	Frontdoor, Inc.	264,595	18,159,155
#*	Full House Resorts, Inc.	17,234	41,706
#*	Funko, Inc., Class A	58,779	259,215
#*	GameStop Corp., Class A	201,828	5,035,609
#	Gap, Inc.	1,400,553	34,439,598
	Garrett Motion, Inc.	802,262	20,545,930
#*	Genesco, Inc.	48,314	1,714,664
	Gentex Corp.	813,195	18,792,936
*	Gentherm, Inc.	137,901	4,150,820
#*	GigaCloud Technology, Inc., Class A	87,428	3,889,672
	G-III Apparel Group Ltd.	197,264	6,152,664
#*	Global Business Travel Group I	499,307	2,925,939
	Gold.com, Inc.	105,010	4,745,402
»	Golden Entertainment, Inc.	29,776	784,252
*	Goodyear Tire & Rubber Co.	1,198,009	8,481,904
	Graham Holdings Co., Class B	25,437	28,553,287
*	Grand Canyon Education, Inc.	128,404	21,709,264
*	Green Brick Partners, Inc.	142,478	9,608,716
	Group 1 Automotive, Inc.	54,518	19,455,839
#*	Groupon, Inc.	144,267	2,050,034
	H&R Block, Inc.	595,381	18,891,439
	Hamilton Beach Brands Holding Co., Class A	44,464	925,296
	Harley-Davidson, Inc.	314,337	7,509,511
#	Hasbro, Inc.	455,044	43,611,417
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc. (HVT US)	66,937	$1,481,985
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	3,785	85,163
*	Helen of Troy Ltd.	5,079	117,579
*	Hilton Grand Vacations, Inc.	353,655	16,611,175
*	Holley, Inc.	284,364	938,401
	Hooker Furnishings Corp.	48,234	586,043
*	Hovnanian Enterprises, Inc., Class A	20,869	2,346,510
*	Inspired Entertainment, Inc.	43,710	306,844
	Installed Building Products, Inc.	122,810	35,436,825
#	J Jill, Inc.	44,058	561,299
	JAKKS Pacific, Inc.	44,916	977,372
	Jerash Holdings U.S., Inc.	8,187	28,573
	Johnson Outdoors, Inc., Class A	40,902	2,152,672
#	KB Home	321,169	17,018,745
#	Kohl's Corp.	484,493	6,865,266
	Kontoor Brands, Inc.	242,048	17,756,641
	Krispy Kreme, Inc.	445,975	1,757,142
#*	Kura Sushi USA, Inc., Class A	45,892	2,527,272
#	Lakeland Industries, Inc.	42,798	435,256
*	Lands' End, Inc.	126,748	1,430,985
*	Latham Group, Inc.	254,567	1,545,222
*	Laureate Education, Inc.	697,477	20,990,570
*††	Lazare Kaplan International, Inc.	9,600	0
	La-Z-Boy, Inc.	182,407	6,336,819
#	LCI Industries	112,609	13,425,245
	Lear Corp.	200,068	25,434,645
*	Legacy Education, Inc.	7,616	82,634
#*	Legacy Housing Corp.	71,725	1,560,019
	Leggett & Platt, Inc.	478,352	5,199,686
#	Levi Strauss & Co., Class A	343,974	7,663,741
*	LGI Homes, Inc.	7,339	359,391
#*	Life Time Group Holdings, Inc.	774,179	20,755,739
	Lifetime Brands, Inc.	66,993	452,203
164

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lincoln Educational Services Corp.	141,524	$5,822,297
*	Lindblad Expeditions Holdings, Inc.	213,934	3,964,197
	Lithia Motors, Inc.	89,528	25,973,863
*	Live Ventures, Inc.	5,483	73,801
	LKQ Corp.	540,833	17,079,506
*	Lovesac Co.	64,851	1,025,294
#*	Lucid Group, Inc.	20,200	128,674
*	M/I Homes, Inc.	119,111	15,661,905
	Macy's, Inc.	1,127,103	22,034,864
*	Malibu Boats, Inc., Class A	87,425	2,238,080
	Marine Products Corp.	112,744	892,932
*	MarineMax, Inc.	99,476	2,858,940
	Marriott Vacations Worldwide Corp.	166,593	11,996,362
*	MasterCraft Boat Holdings, Inc.	72,471	1,692,198
*	Mattel, Inc.	1,268,423	19,127,819
#	Matthews International Corp., Class A	107,119	3,057,176
	Meritage Homes Corp.	319,437	21,510,888
#*	Mister Car Wash, Inc.	834,996	5,911,772
#*	Mobileye Global, Inc., Class A	332,638	2,890,624
*	Mohawk Industries, Inc.	223,439	23,586,221
	Monarch Casino & Resort, Inc.	25,331	3,006,536
#	Monro, Inc.	128,617	2,258,515
*	Motorcar Parts of America, Inc.	84,388	946,833
	Movado Group, Inc.	69,363	1,889,448
#	Murphy USA, Inc.	53,860	31,669,680
#	Nathan's Famous, Inc.	22,609	2,269,491
*	National Vision Holdings, Inc.	343,234	7,969,893
	Newell Brands, Inc.	1,845,075	7,527,906
#*	Norwegian Cruise Line Holdings Ltd.	1,279,919	23,268,927
*	Ollie's Bargain Outlet Holdings, Inc.	275,451	23,829,266
	OneSpaWorld Holdings Ltd.	453,771	11,189,993
#*	OneWater Marine, Inc., Class A	51,756	485,989
#	Oxford Industries, Inc.	60,168	2,577,597
#	Papa John's International, Inc.	145,592	5,268,974
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Patrick Industries, Inc.	147,186	$13,688,298
	Penske Automotive Group, Inc.	22,012	3,775,498
	Perdoceo Education Corp.	304,617	10,338,701
*	Petco Health & Wellness Co., Inc.	979,927	2,782,993
	Phinia, Inc.	159,761	11,526,756
*	Planet Fitness, Inc., Class A	296,461	19,765,055
#	Polaris, Inc.	254,250	16,849,148
	Pool Corp.	64,166	13,687,891
*	Pursuit Attractions & Hospitality, Inc.	118,068	4,968,301
	PVH Corp.	238,349	21,794,633
#*	QuantumScape Corp.	1,712,311	12,482,747
	RCI Hospitality Holdings, Inc.	36,427	911,404
	Red Rock Resorts, Inc., Class A	65,674	3,543,769
*	Revolve Group, Inc.	179,861	4,577,462
#*	RH	82,814	10,928,135
	Rocky Brands, Inc.	47,249	1,732,621
*	Rush Street Interactive, Inc.	183,964	5,169,388
#*	Sabre Corp.	452,336	827,775
#*	Sally Beauty Holdings, Inc.	437,597	6,205,125
#*	Savers Value Village, Inc.	350,808	2,964,328
	Service Corp. International	278,967	22,604,696
*	Shake Shack, Inc., Class A	180,177	18,460,935
#	Shoe Carnival, Inc.	121,970	2,258,884
#	Signet Jewelers Ltd.	183,000	16,292,490
#*	Sleep Number Corp.	12,897	38,820
	Smith & Wesson Brands, Inc.	197,429	3,068,047
*	Smith Douglas Homes Corp.	9,584	135,901
#*	Solid Power, Inc.	874,490	3,016,991
	Somnigroup International, Inc.	1,522	115,459
#	Sonic Automotive, Inc., Class A	144,746	11,398,748
*	Sonos, Inc.	517,319	7,671,841
*	Sportsman's Warehouse Holdings, Inc.	156,922	221,260
	Standard Motor Products, Inc.	97,451	3,641,744
	Steven Madden Ltd.	322,983	12,131,241
165

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stitch Fix, Inc., Class A	525,581	$1,913,115
*	Stoneridge, Inc.	96,758	677,306
	Strategic Education, Inc.	109,347	8,572,805
*	Strattec Security Corp.	15,549	1,170,218
*	Stride, Inc.	285,074	27,697,790
	Sturm Ruger & Co., Inc.	70,236	3,046,838
	Superior Group of Cos., Inc.	52,440	591,523
#*	Sweetgreen, Inc., Class A	160,661	1,105,348
*	Sypris Solutions, Inc.	706	2,351
*	Target Hospitality Corp.	170,234	2,475,202
*	Taylor Morrison Home Corp.	581,617	35,327,417
	Texas Roadhouse, Inc.	138,805	22,346,217
#	Thor Industries, Inc.	204,444	16,159,254
#*	Tilly's, Inc., Class A	51,949	211,432
	Toll Brothers, Inc.	90,262	12,829,841
*	TopBuild Corp.	69,619	30,820,331
	Travel & Leisure Co.	311,945	20,170,364
*	Tri Pointe Homes, Inc.	112,397	5,270,295
*	Udemy, Inc.	369,095	1,749,510
#*	Under Armour, Inc. (UA US), Class C	911,650	5,533,716
#*	Under Armour, Inc. (UAA US), Class A	730,807	4,596,776
*	Unifi, Inc.	83,877	305,312
#*	United Parks & Resorts, Inc.	240,568	8,480,022
*	Universal Electronics, Inc.	6,211	26,148
*	Universal Technical Institute, Inc.	236,401	8,872,130
	Upbound Group, Inc.	194,146	3,836,325
*	Urban Outfitters, Inc.	580,115	40,805,289
#	Vail Resorts, Inc.	134,447	17,098,969
#*	Valvoline, Inc.	836,626	27,801,082
*	Vera Bradley, Inc.	82,174	337,735
	VF Corp.	1,173,775	22,219,561
*	Victoria's Secret & Co.	308,847	16,007,540
*	Vince Holding Corp.	11,282	56,297
	Visteon Corp.	130,526	14,581,059
#*	Warby Parker, Inc., Class A	441,655	9,769,409
*	Wayfair, Inc., Class A	262,164	16,760,145
#	Wendy's Co.	901,219	6,272,484
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Weyco Group, Inc.	56,235	$1,855,193
#	Whirlpool Corp.	169,877	9,523,305
#	Wingstop, Inc.	82,146	13,476,873
	Winmark Corp.	15,984	6,081,752
	Winnebago Industries, Inc.	125,071	4,078,565
	Wolverine World Wide, Inc.	337,864	5,750,445
	Wyndham Hotels & Resorts, Inc.	283,178	23,045,026
#	Wynn Resorts Ltd.	233,534	25,013,827
#*	XPEL, Inc.	102,821	4,896,336
#*	YETI Holdings, Inc.	350,715	13,839,214
*	Zumiez, Inc.	75,765	1,861,546
TOTAL CONSUMER DISCRETIONARY			2,462,620,517
CONSUMER STAPLES — (3.5%)
#	Albertsons Cos., Inc., Class A	1,396,393	23,529,222
	Alico, Inc.	34,410	1,431,800
	Andersons, Inc.	165,038	12,962,085
	B&G Foods, Inc.	301,438	1,669,967
*	BellRing Brands, Inc.	14,395	256,231
#*	BJ's Wholesale Club Holdings, Inc.	224,206	21,050,701
*	Boston Beer Co., Inc. , Class A	30,672	7,270,491
*	Bridgford Foods Corp.	27,242	202,953
#	Brown-Forman Corp. (BFB US), Class B	147,928	3,812,105
	Calavo Growers, Inc.	80,074	2,254,884
#	Cal-Maine Foods, Inc.	215,862	16,677,498
#	Campbell's Co.	743,531	15,458,009
*	Central Garden & Pet Co. (CENT US)	60,154	2,226,901
*	Central Garden & Pet Co. (CENTA US), Class A	213,565	7,167,241
*	Chefs' Warehouse, Inc.	181,013	14,046,609
	Clorox Co.	299,311	28,865,553
	Coca-Cola Consolidated, Inc.	95,519	19,588,081
	Coffee Holding Co., Inc.	700	3,255
	Conagra Brands, Inc.	990,896	14,219,358
*	Coty, Inc., Class A	1,655,524	4,072,589
*	Darling Ingredients, Inc.	491,728	31,583,689
	Dole PLC	383,951	5,828,376
	Edgewell Personal Care Co.	207,825	4,686,454
166

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	elf Beauty, Inc.	183,759	$11,755,063
#	Energizer Holdings, Inc.	276,968	5,423,033
*	Farmer Bros Co.	5,498	7,037
#	Flowers Foods, Inc.	453,379	4,107,614
	Fresh Del Monte Produce, Inc.	233,374	9,776,037
*††	Fresh Market, Inc.	285,242	0
#*	Freshpet, Inc.	261,188	17,598,847
#*	Grocery Outlet Holding Corp.	36,988	292,575
#*	Herbalife Ltd.	421,001	6,988,617
*	HF Foods Group, Inc.	33,872	65,373
*	Honest Co., Inc.	126,108	441,378
	Hormel Foods Corp.	241,279	5,180,260
	Ingles Markets, Inc., Class A	64,138	5,866,703
	Ingredion, Inc.	264,024	29,502,042
#	Interparfums, Inc.	142,859	13,031,598
	J&J Snack Foods Corp.	86,521	7,636,343
	J.M. Smucker Co.	156,653	15,356,694
	John B Sanfilippo & Son, Inc.	39,954	3,267,838
*	Laird Superfood, Inc.	12,003	38,290
	Lamb Weston Holdings, Inc.	550,931	23,993,045
#	Lifevantage Corp.	72,727	367,271
*	Lifeway Foods, Inc.	35,217	945,224
	Limoneira Co.	74,883	953,261
#*	Mama's Creations, Inc.	119,772	1,699,565
*	Maplebear, Inc.	512,688	21,712,337
	Marzetti Co.	122,603	15,972,719
#*	Medifast, Inc.	44,360	482,193
	MGP Ingredients, Inc.	95,246	1,899,205
*	Mission Produce, Inc.	220,564	3,057,017
#	Molson Coors Beverage Co., Class B	409,699	17,510,535
*	National Beverage Corp.	318,602	10,902,560
*	Natural Alternatives International, Inc.	25,533	68,173
	Natural Grocers by Vitamin Cottage, Inc.	107,085	3,101,182
*	Nature's Sunshine Products, Inc.	75,604	2,053,405
*	Niagen Bioscience, Inc.	354,150	1,675,129
	Nu Skin Enterprises, Inc., Class A	150,500	1,098,650
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Oil-Dri Corp. of America	56,224	$4,101,541
	Pilgrim's Pride Corp.	286,750	9,491,425
*	Post Holdings, Inc.	246,681	25,839,835
	PriceSmart, Inc.	136,768	21,461,635
	Primo Brands Corp.	43,817	892,990
#	Reynolds Consumer Products, Inc.	579,029	12,142,238
*	Rocky Mountain Chocolate Factory, Inc.	13,940	34,153
	Seaboard Corp.	3,504	19,923,499
*	Seneca Foods Corp. (SENEA US), Class A	46,180	6,458,735
*»	Seneca Foods Corp. (SENEB US), Class B	2,796	388,728
	Spectrum Brands Holdings, Inc.	127,532	10,534,143
*	Sprouts Farmers Market, Inc.	453,242	37,097,858
#	Tootsie Roll Industries, Inc.	183,908	7,764,596
»	TreeHouse Foods, Inc.	180,400	348,172
	Turning Point Brands, Inc.	100,591	8,115,682
*	United Natural Foods, Inc.	270,596	13,535,212
	United-Guardian, Inc.	8,416	59,164
	Universal Corp.	135,059	7,236,461
*	USANA Health Sciences, Inc.	81,939	1,560,938
	Utz Brands, Inc.	334,016	2,658,767
	Village Super Market, Inc., Class A	61,564	2,652,793
*	Vita Coco Co., Inc.	234,811	15,495,178
#*	Vital Farms, Inc.	170,079	2,321,578
	WD-40 Co.	60,239	12,647,780
	Weis Markets, Inc.	154,154	10,818,528
*	Zevia PBC, Class A	8,079	10,341
TOTAL CONSUMER STAPLES			716,282,835
ENERGY — (5.7%)
*	Amplify Energy Corp.	182,878	1,170,419
	Antero Midstream Corp.	2,072,690	45,309,003
*	Antero Resources Corp.	558,554	21,928,830
	APA Corp.	942,039	38,369,248
	Archrock, Inc.	735,199	28,488,961
167

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ardmore Shipping Corp.	181,261	$3,211,945
#	Atlas Energy Solutions, Inc.	165,711	2,880,057
*	BKV Corp.	214,984	6,778,446
#	Borr Drilling Ltd.	1,173,640	7,077,049
	Bristow Group, Inc.	124,972	6,139,874
	Cactus, Inc., Class A	302,552	16,858,197
	California Resources Corp.	335,252	22,884,302
*	Calumet, Inc.	13,533	442,800
#*	Centrus Energy Corp., Class A	65,989	13,921,039
	Chord Energy Corp. (CHRD US)	44,167	6,430,715
*	Clean Energy Fuels Corp.	995,448	2,289,530
#*	CNX Resources Corp.	654,920	25,482,937
#*	Comstock Resources, Inc.	1,068,688	18,616,545
*	Comstock, Inc.	85,011	278,836
#	Core Laboratories, Inc.	164,926	2,416,166
	Core Natural Resources, Inc.	139,483	12,517,204
	Crescent Energy Co., Class A	1,246,674	16,767,765
*	CVR Energy, Inc.	428,274	14,193,000
	Delek U.S. Holdings, Inc.	25,012	1,165,309
	DHT Holdings, Inc.	721,739	13,337,737
*	DMC Global, Inc.	85,254	526,870
	Dorian LPG Ltd.	188,367	7,261,548
*	Drilling Tools International Corp.	2,970	10,247
*	DT Midstream, Inc.	274,171	40,574,566
#	Energy Services of America Corp.	81,925	1,392,725
#	Epsilon Energy Ltd.	89,943	572,038
	Evolution Petroleum Corp.	93,468	448,646
	Excelerate Energy, Inc., Class A	113,035	3,944,922
*	Expro Group Holdings NV	438,440	7,983,992
	Flowco Holdings, Inc., Class A	4,876	121,071
*	Forum Energy Technologies, Inc.	50,631	3,183,171
	FutureFuel Corp.	149,425	744,137
*	Geospace Technologies Corp.	58,642	536,574
*	Gevo, Inc.	40,698	77,733
		Shares	Value†
ENERGY — (Continued)
*	Gran Tierra Energy, Inc. (GTE US)	35,986	$333,230
	Granite Ridge Resources, Inc.	235,254	1,418,582
*	Green Plains, Inc.	313,945	5,456,364
*	Gulfport Energy Corp.	54,828	10,556,583
*	Helix Energy Solutions Group, Inc.	654,639	6,775,514
	Helmerich & Payne, Inc.	429,338	17,336,668
	HF Sinclair Corp.	529,845	35,610,882
*	Innovex International, Inc.	234,229	6,504,539
#	International Seaways, Inc.	220,143	18,260,862
#	Kinetik Holdings, Inc.	208,140	10,519,396
	Kodiak Gas Services, Inc.	351,670	23,843,226
*	Kosmos Energy Ltd.	45,735	140,864
	Liberty Energy, Inc.	731,958	24,732,861
	Magnolia Oil & Gas Corp., Class A	748,383	22,631,102
*	Mammoth Energy Services, Inc.	156,438	447,413
	Matador Resources Co.	471,767	29,928,899
	Mexco Energy Corp.	11,067	109,121
*	MIND Technology, Inc.	2,455	15,246
#	Murphy Oil Corp.	575,854	24,047,663
*	Nabors Industries Ltd.	36,259	3,720,536
	NACCO Industries, Inc., Class A	38,337	1,847,077
*	National Energy Services Reunited Corp.	235,617	5,876,288
	Natural Gas Services Group, Inc.	56,219	2,287,551
*	NCS Multistage Holdings, Inc.	3,536	193,313
#	Noble Corp. PLC	540,911	27,602,688
#	Nordic American Tankers Ltd.	965,623	5,388,176
#	Northern Oil & Gas, Inc.	395,143	10,732,084
	NOV, Inc.	1,411,214	28,873,438
*	Oceaneering International, Inc.	436,858	16,399,649
*	Oil States International, Inc.	267,793	3,074,264
*	OPAL Fuels, Inc., Class A	14,890	32,162
	Ovintiv, Inc.	376,490	23,172,960
168

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Par Pacific Holdings, Inc.	233,412	$15,328,166
#	Patterson-UTI Energy, Inc.	1,591,477	19,447,849
	PBF Energy, Inc., Class A	441,366	19,137,630
	Peabody Energy Corp.	525,787	14,017,481
*	PEDEVCO Corp.	825	13,184
	Permian Resources Corp., Class A	559,271	12,091,439
*	PrimeEnergy Resources Corp.	6,843	1,516,340
*	ProFrac Holding Corp., Class A	30,475	229,782
*	ProPetro Holding Corp.	497,527	8,522,638
	Range Resources Corp.	841,287	36,595,985
	Ranger Energy Services, Inc., Class A	98,108	1,712,966
*	REX American Resources Corp.	158,667	7,695,350
	Riley Exploration Permian, Inc.	66,917	2,420,388
#	RPC, Inc.	935,759	7,373,781
	SandRidge Energy, Inc.	163,695	2,545,457
	Scorpio Tankers, Inc.	226,179	18,395,138
*	SEACOR Marine Holdings, Inc.	115,407	877,093
*	Seadrill Ltd.	259,832	12,911,052
	Select Water Solutions, Inc.	481,742	8,059,544
	SFL Corp. Ltd.	607,516	7,004,660
	SM Energy Co.	986,973	30,625,772
	Smart Sand, Inc.	30,798	169,697
#	Solaris Energy Infrastructure, Inc.	164,609	12,154,729
*	Talos Energy, Inc.	721,882	11,492,361
	Teekay Corp. Ltd.	377,051	5,037,401
	Teekay Tankers Ltd., Class A	132,815	10,432,618
*	TETRA Technologies, Inc.	596,462	5,678,318
#*	Tidewater, Inc.	220,759	19,720,401
#*	Transocean Ltd.	4,287,339	29,239,652
#*	Uranium Energy Corp.	1,619,299	24,111,362
	VAALCO Energy, Inc.	272,590	1,790,916
*	Valaris Ltd.	269,179	27,450,874
#	Vitesse Energy, Inc.	112,439	2,109,356
	W&T Offshore, Inc.	136,298	573,815
		Shares	Value†
ENERGY — (Continued)
	Weatherford International PLC	214,928	$23,717,305
	Western Midstream Partners LP	8,117	352,927
	World Kinect Corp.	262,278	7,073,638
TOTAL ENERGY			1,171,830,420
FINANCIALS — (18.6%)
	1st Source Corp.	164,414	12,089,361
*	Acacia Research Corp.	360,022	1,828,912
	Acadian Asset Management, Inc.	202,867	13,663,092
	ACNB Corp.	36,727	1,861,692
	Affiliated Managers Group, Inc.	133,025	39,198,477
	Alerus Financial Corp.	105,205	2,834,223
	Ally Financial, Inc.	32,812	1,456,525
*	AlTi Global, Inc.	7,712	27,300
	Amalgamated Financial Corp.	132,410	5,412,921
	Amerant Bancorp, Inc.	180,220	4,139,653
	American Coastal Insurance Corp.	127,097	1,512,454
	American Financial Group, Inc.	73,375	9,778,686
	Ameris Bancorp	321,999	27,450,415
	AMERISAFE, Inc.	86,769	2,629,101
	AmeriServ Financial, Inc.	196,617	778,603
	Ames National Corp.	38,651	1,089,185
	Arrow Financial Corp.	75,117	2,768,061
#	Artisan Partners Asset Management, Inc., Class A	301,902	11,303,211
	Associated Banc-Corp.	744,580	20,967,373
	Associated Capital Group, Inc., Class A	8,141	320,348
	Assurant, Inc.	81,971	19,367,288
	Assured Guaranty Ltd.	229,446	18,791,627
	Atlantic American Corp.	13,763	35,646
	Atlantic Union Bankshares Corp.	630,325	23,731,736
*	Atlanticus Holdings Corp.	58,580	4,651,838
	Auburn National BanCorp, Inc.	3,016	72,294
169

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Axis Capital Holdings Ltd.	322,506	$32,382,827
*	Axos Financial, Inc.	250,698	24,177,315
#*	Baldwin Insurance Group, Inc.	324,621	7,375,389
	Banc of California, Inc.	647,055	12,119,340
	BancFirst Corp.	148,327	16,554,776
*	Bancorp, Inc.	208,415	12,469,469
#	Bank First Corp.	33,337	4,844,199
	Bank of Hawaii Corp.	187,777	14,930,149
	Bank of Marin Bancorp	71,132	1,823,824
	Bank of NT Butterfield & Son Ltd.	192,299	10,662,980
	Bank OZK	600,276	28,909,292
	Bank7 Corp.	15,044	645,989
	BankUnited, Inc.	552,022	25,657,983
	Bankwell Financial Group, Inc.	34,409	1,779,633
	Banner Corp.	230,073	15,394,184
	Bar Harbor Bankshares	72,646	2,488,126
	BayCom Corp.	49,879	1,495,372
	BCB Bancorp, Inc.	77,139	782,961
#	Beacon Financial Corp.	348,087	9,930,922
	BGC Group, Inc., Class A	1,574,312	17,679,524
	Blue Ridge Bankshares, Inc.	216,752	743,459
	BOK Financial Corp.	234,757	31,408,139
*	Bowhead Specialty Holdings, Inc.	61,109	1,453,172
	Bread Financial Holdings, Inc.	216,997	18,397,006
*	Bridgewater Bancshares, Inc.	105,792	1,918,009
*	Brighthouse Financial, Inc.	259,795	16,174,837
	Burke & Herbert Financial Services Corp.	45,815	2,946,363
	Business First Bancshares, Inc.	122,426	3,352,024
*	BV Financial, Inc.	1,545	30,251
	Byline Bancorp, Inc.	195,341	6,280,213
	C&F Financial Corp.	14,393	1,075,877
	California BanCorp	69,826	1,305,048
*»	California First Leasing Corp.	1,063	28,223
	Camden National Corp.	80,616	3,883,273
#	Capital Bancorp, Inc.	57,138	1,799,276
		Shares	Value†
FINANCIALS — (Continued)
	Capital City Bank Group, Inc.	95,094	$4,390,490
	Capitol Federal Financial, Inc.	571,481	4,388,974
*	Carter Bankshares, Inc.	98,816	2,529,690
	Cass Information Systems, Inc.	78,425	3,708,718
	Cathay General Bancorp	312,827	17,527,697
	CB Financial Services, Inc.	6,359	223,710
*	CCUR Holdings, Inc.	16	36,960
	Central Pacific Financial Corp.	117,749	3,918,687
	CF Bankshares, Inc.	11,207	328,365
	Chemung Financial Corp.	20,165	1,339,158
	ChoiceOne Financial Services, Inc.	56,949	1,710,178
	Citizens & Northern Corp.	75,070	1,657,546
	Citizens Community Bancorp, Inc.	13,832	287,014
	Citizens Financial Services, Inc.	1,358	85,771
	City Holding Co.	87,786	10,794,167
	Civista Bancshares, Inc.	91,452	2,274,411
	CNB Financial Corp.	127,994	3,888,458
	CNO Financial Group, Inc.	440,893	19,597,694
*	Coastal Financial Corp.	65,123	4,924,601
	Cohen & Co., Inc.	1,391	32,661
	Cohen & Steers, Inc.	266,931	18,762,580
	Colony Bankcorp, Inc.	61,832	1,226,747
	Columbia Banking System, Inc.	987,018	29,215,733
*	Columbia Financial, Inc.	406,698	7,820,803
	Commerce Bancshares, Inc.	458,470	23,854,194
#	Community Financial System, Inc.	233,459	14,791,962
	Community Trust Bancorp, Inc.	141,741	9,203,243
	Community West Bancshares	120,425	2,856,481
	ConnectOne Bancorp, Inc.	219,999	6,428,371
*	Consumer Portfolio Services, Inc.	145,523	1,321,349
170

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Corebridge Financial, Inc.	3,897	$107,323
	Crawford & Co. (CRD/A US), Class A	179,113	1,923,674
	Crawford & Co. (CRD/B US), Class B	147,712	1,481,551
#*	Credit Acceptance Corp.	41,281	20,843,190
	Cullen/Frost Bankers, Inc.	188,897	27,376,842
*	Customers Bancorp, Inc.	146,570	11,178,894
#	CVB Financial Corp.	821,938	16,742,877
#*	Dave, Inc.	51,373	13,972,942
	DigitalBridge Group, Inc.	456,831	7,108,290
	Dime Community Bancshares, Inc.	190,606	6,840,849
	Donegal Group, Inc. (DGICA US), Class A	166,837	2,806,198
	Donegal Group, Inc. (DGICB US), Class B	5,267	101,390
*	Donnelley Financial Solutions, Inc.	121,439	6,108,382
	Eagle Bancorp Montana, Inc.	22,214	491,374
	Eagle Bancorp, Inc.	138,173	3,571,772
	Eagle Financial Services, Inc.	5,599	210,970
	Eastern Bankshares, Inc.	1,054,172	21,325,900
*	eHealth, Inc.	125,543	258,619
	Employers Holdings, Inc.	194,709	8,201,143
#	Enact Holdings, Inc.	190,647	8,146,346
*	Encore Capital Group, Inc.	144,232	11,938,083
*	Enova International, Inc.	141,929	24,044,192
	Enterprise Financial Services Corp.	163,369	9,445,996
	Equitable Holdings, Inc.	346,238	14,611,244
	Equity Bancshares, Inc., Class A	101,822	4,616,609
#	Erie Indemnity Co., Class A	5,230	1,145,004
#	Esquire Financial Holdings, Inc.	36,826	3,871,149
		Shares	Value†
FINANCIALS — (Continued)
	Essent Group Ltd.	480,224	$29,063,156
*	Euronet Worldwide, Inc.	185,295	13,411,652
	Evercore, Inc., Class A	80,487	25,859,668
	EVERTEC, Inc.	301,927	8,915,904
#*	EZCORP, Inc., Class A	277,112	9,083,731
	F&G Annuities & Life, Inc.	84,163	2,410,428
#	FactSet Research Systems, Inc.	66,248	15,076,720
	Farmers & Merchants Bancorp, Inc.	31,426	841,588
	Farmers National Banc Corp.	184,655	2,598,096
*	FB Bancorp, Inc.	32,489	454,196
	FB Financial Corp.	228,984	12,381,165
	Federal Agricultural Mortgage Corp. (AGM US), Class C	41,319	7,181,242
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,089	281,336
	Federated Hermes, Inc.	443,904	25,786,383
	Fidelis Insurance Holdings Ltd.	462,254	9,767,427
	Fidelity D&D Bancorp, Inc.	1,359	61,277
#*	Finance of America Cos., Inc., Class A	16,761	331,030
	Financial Institutions, Inc.	86,656	2,952,370
	Finward Bancorp	837	26,935
	First American Financial Corp.	394,724	27,681,994
	First BanCorp	1,005,986	24,425,340
	First Bancorp, Inc.	54,707	1,556,961
#	First Bancorp/Southern Pines NC	190,551	11,002,415
	First Bank	107,316	1,592,569
	First Busey Corp.	378,573	9,918,613
	First Business Financial Services, Inc.	47,250	2,655,450
	First Capital, Inc.	1,242	67,167
	First Commonwealth Financial Corp.	499,661	9,198,759
	First Community Bankshares, Inc.	142,138	6,057,922
171

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Community Corp.	27,668	$819,249
#	First Financial Bancorp	595,311	18,026,017
	First Financial Bankshares, Inc.	625,520	20,185,530
	First Financial Corp.	52,666	3,458,576
#	First Hawaiian, Inc.	534,016	14,567,956
	First Horizon Corp.	1,237,022	30,876,069
	First Internet Bancorp	40,388	925,693
#	First Interstate BancSystem, Inc., Class A	448,978	15,934,229
	First Merchants Corp.	272,672	11,026,856
	First Mid Bancshares, Inc.	89,518	3,767,813
	First National Corp.	4,006	107,040
	First Northwest Bancorp	23,200	232,000
	First U.S. Bancshares, Inc.	2,966	48,939
	First United Corp.	35,254	1,310,039
*	First Western Financial, Inc.	29,332	830,389
	FirstCash Holdings, Inc.	197,294	43,053,497
#*	Firstsun Capital Bancorp	112,511	3,978,389
	Five Star Bancorp	50,285	2,034,028
#	Flagstar Bank NA	1,435,219	20,050,009
	Flushing Financial Corp.	152,618	2,460,202
*	Flywire Corp.	506,045	6,836,668
	FNB Corp.	1,616,999	28,863,432
	Franklin Financial Services Corp.	1,411	79,510
	Franklin Resources, Inc.	233,094	6,985,827
	FS Bancorp, Inc.	41,201	1,674,409
	Fulton Financial Corp.	871,886	18,824,019
	FVCBankcorp, Inc.	39,195	613,794
*	GBank Financial Holdings, Inc.	853	25,121
#	GCM Grosvenor, Inc., Class A	188,297	2,056,203
*	Genworth Financial, Inc.	2,349,974	20,656,271
	German American Bancorp, Inc.	161,122	6,939,525
	Glacier Bancorp, Inc.	554,174	27,182,235
	Globe Life, Inc.	184,173	28,417,894
*	GoHealth, Inc., Class A	18,764	21,203
		Shares	Value†
FINANCIALS — (Continued)
*	Goosehead Insurance, Inc., Class A	91,506	$4,098,554
	Great Southern Bancorp, Inc.	82,126	5,602,636
*	Green Dot Corp., Class A	246,332	3,091,467
	Greene County Bancorp, Inc.	21,715	522,246
*	Greenlight Capital Re Ltd., Class A	153,502	2,812,157
*	Hagerty, Inc., Class A	50,403	512,094
	Hamilton Insurance Group Ltd., Class B	198,330	6,499,274
#	Hamilton Lane, Inc., Class A	166,645	15,329,674
	Hancock Whitney Corp.	394,913	26,660,577
	Hanmi Financial Corp.	133,061	3,979,855
	Hanover Bancorp, Inc.	864	20,494
	Hanover Insurance Group, Inc.	154,898	29,072,806
	Hawthorn Bancshares, Inc.	8,989	302,210
	HBT Financial, Inc.	90,455	2,511,031
	HCI Group, Inc.	57,439	8,820,907
	Heritage Financial Corp.	197,330	5,430,522
*	Heritage Insurance Holdings, Inc.	136,791	4,010,712
	Hilltop Holdings, Inc.	286,255	10,783,226
#	Hingham Institution For Savings	9,393	2,669,491
*	Hippo Holdings, Inc.	94,697	2,493,372
	Home Bancorp, Inc.	34,507	2,145,990
	Home BancShares, Inc.	881,067	23,674,270
	HomeTrust Bancshares, Inc.	76,604	3,498,505
	Hope Bancorp, Inc.	697,615	8,685,307
	Horace Mann Educators Corp.	181,953	8,267,944
	Horizon Bancorp, Inc.	295,104	5,341,382
	Houlihan Lokey, Inc.	76,668	11,864,373
	Independent Bank Corp. (IBCP US)	92,455	3,070,431
	Independent Bank Corp. (INDB US)	221,887	17,304,967
	International Bancshares Corp.	435,130	31,216,226
*	International Money Express, Inc.	68,549	1,090,615
172

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Invesco Ltd.	1,345,749	$35,272,081
	Investar Holding Corp.	46,740	1,295,165
	Investors Title Co.	8,626	2,042,464
#	Isabella Bank Corp.	1,665	66,284
	Jack Henry & Associates, Inc.	84,246	12,952,823
	Jackson Financial, Inc., Class A	276,275	31,984,357
	James River Group Holdings, Inc.	164,529	1,020,080
	Janus Henderson Group PLC	244,886	12,638,566
	Jefferies Financial Group, Inc.	179,022	8,632,441
	Kearny Financial Corp.	292,437	2,351,193
	Kemper Corp.	289,599	9,756,590
#*	Kestrel Group Ltd.	20,592	200,154
	Kingstone Cos., Inc.	61,243	1,020,921
#	Kinsale Capital Group, Inc.	40,330	13,051,191
	Lake Shore Bancorp, Inc.	727	11,821
	Lakeland Financial Corp.	115,654	6,999,380
	Landmark Bancorp, Inc.	18,816	499,000
#	Lazard, Inc.	407,074	19,743,089
	LCNB Corp.	55,653	902,135
*	LendingClub Corp.	500,210	8,538,585
*	LendingTree, Inc.	60,648	3,007,534
	Lincoln National Corp.	672,708	25,435,089
	LINKBANCORP, Inc.	33,060	287,291
	Live Oak Bancshares, Inc.	199,233	7,491,161
*	loanDepot, Inc., Class A	24,352	37,746
	Magyar Bancorp, Inc.	5,370	93,438
	MainStreet Bancshares, Inc.	24,371	570,769
	MarketAxess Holdings, Inc.	133,398	20,968,832
*	Marqeta, Inc., Class A	1,777,107	7,712,644
#	Mechanics Bancorp, Class A	73,299	1,082,260
	Mercantile Bank Corp.	103,198	5,295,089
#	Merchants Bancorp	195,598	9,103,131
	Mercury General Corp.	201,976	19,654,285
	Meridian Corp.	51,895	976,664
		Shares	Value†
FINANCIALS — (Continued)
	Metrocity Bankshares, Inc.	87,150	$2,787,929
	Metropolitan Bank Holding Corp.	40,796	3,604,327
	MGIC Investment Corp.	1,074,486	28,452,389
	Mid Penn Bancorp, Inc.	65,982	2,175,427
	Midland States Bancorp, Inc.	95,645	2,487,726
#	Moelis & Co., Class A	257,150	16,745,608
	Morningstar, Inc.	128,553	21,688,177
	MVB Financial Corp.	46,321	1,210,368
	National Bank Holdings Corp., Class A	184,630	7,883,701
	National Bankshares, Inc.	26,692	955,440
	Navient Corp.	731,829	6,762,100
	NB Bancorp, Inc.	112,077	2,200,072
	NBT Bancorp, Inc.	273,088	11,931,215
*	NCR Atleos Corp.	327,748	14,545,456
	Nelnet, Inc., Class A	218,481	30,958,758
#*	NerdWallet, Inc., Class A	189,244	2,051,405
*	NI Holdings, Inc.	28,658	369,115
	Nicolet Bankshares, Inc.	93,707	13,726,201
*	NMI Holdings, Inc.	353,533	13,685,262
	Northeast Bank	36,911	4,589,883
	Northeast Community Bancorp, Inc.	55,000	1,319,725
	Northfield Bancorp, Inc.	216,305	3,017,455
	Northrim BanCorp, Inc.	160,581	3,939,052
	Northwest Bancshares, Inc.	645,787	8,931,234
	Norwood Financial Corp.	28,676	839,347
	Oak Valley Bancorp	15,795	522,499
	OceanFirst Financial Corp.	256,588	4,893,133
*	Octave Specialty Group, Inc.	176,743	782,972
	OFG Bancorp	257,556	11,837,274
	Ohio Valley Banc Corp.	19,083	849,384
	Old National Bancorp	1,399,935	33,556,442
	Old Republic International Corp.	749,056	29,924,787
	Old Second Bancorp, Inc.	230,184	4,744,092
173

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OneMain Holdings, Inc.	477,900	$28,086,183
*	Onity Group, Inc.	36,355	1,672,694
	OP Bancorp	59,236	849,444
#*	Open Lending Corp.	198,390	349,166
*	Oportun Financial Corp.	192,079	1,169,761
	Oppenheimer Holdings, Inc., Class A	49,705	5,690,228
*	OppFi, Inc.	97,190	924,277
	Orange County Bancorp, Inc.	23,591	804,453
	Origin Bancorp, Inc.	133,738	6,261,613
	Orrstown Financial Services, Inc.	85,109	3,126,905
#*	Oscar Health, Inc., Class A	897,760	16,572,650
*	Palomar Holdings, Inc.	112,064	13,490,264
	Park National Corp.	74,895	12,896,170
	Parke Bancorp, Inc.	40,503	1,219,545
#	Pathward Financial, Inc.	147,042	12,769,127
*	Paymentus Holdings, Inc., Class A	204,243	5,729,016
*	Payoneer Global, Inc.	1,445,407	7,198,127
#*	Paysafe Ltd.	105,875	957,110
*	Paysign, Inc.	142,575	935,292
	PCB Bancorp	45,421	1,096,009
	Peapack-Gladstone Financial Corp.	86,512	3,611,876
	PennyMac Financial Services, Inc.	230,141	20,779,431
	Peoples Bancorp of North Carolina, Inc.	22,788	898,303
	Peoples Bancorp, Inc.	161,310	5,549,064
	Peoples Financial Services Corp.	31,316	1,783,759
#	Perella Weinberg Partners	219,832	4,998,980
	Pinnacle Financial Partners, Inc.	537,102	53,140,818
*	Pioneer Bancorp, Inc.	1,272	18,101
	Piper Sandler Cos.	315,868	27,543,690
	PJT Partners, Inc., Class A	105,347	16,090,701
#	Plumas Bancorp	14,576	743,522
*	Ponce Financial Group, Inc.	103,581	1,808,524
	Popular, Inc.	284,065	42,703,491
*	PRA Group, Inc.	177,160	3,860,316
#	Preferred Bank	74,699	7,076,236
	Primerica, Inc.	105,315	29,621,950
		Shares	Value†
FINANCIALS — (Continued)
	Primis Financial Corp.	110,762	$1,623,771
	Princeton Bancorp, Inc.	8,270	295,818
#*	Priority Technology Holdings, Inc.	111,676	578,482
*	ProAssurance Corp.	139,133	3,436,585
	PROG Holdings, Inc.	200,238	7,174,528
	Prosperity Bancshares, Inc.	326,858	22,765,660
	Provident Financial Holdings, Inc.	45,781	785,602
	Provident Financial Services, Inc.	576,939	13,084,977
	QCR Holdings, Inc.	85,024	7,687,870
	Radian Group, Inc.	393,614	14,103,190
	RBB Bancorp	60,355	1,455,763
	Red River Bancshares, Inc.	21,261	1,929,011
	Regional Management Corp.	81,404	3,040,439
*	Remitly Global, Inc.	756,939	16,569,395
	RenaissanceRe Holdings Ltd.	11,449	3,514,500
	Renasant Corp.	403,162	16,082,132
*	Repay Holdings Corp.	278,041	1,053,775
	Republic Bancorp, Inc., Class A	100,654	7,622,527
	Richmond Mutual BanCorp, Inc.	14,309	226,368
	Riverview Bancorp, Inc.	92,942	481,440
	RLI Corp.	408,124	21,128,579
*	Root, Inc., Class A	8,695	473,704
	S&T Bancorp, Inc.	190,713	8,416,165
	Safety Insurance Group, Inc.	93,165	7,002,281
	SB Financial Group, Inc.	16,438	342,568
	Seacoast Banking Corp. of Florida	418,856	13,181,398
*	Security National Financial Corp., Class A	67,353	660,059
	SEI Investments Co.	307,199	27,856,805
	Selective Insurance Group, Inc.	270,271	22,689,250
*	Selectquote, Inc.	291,090	267,745
	ServisFirst Bancshares, Inc.	241,247	19,208,086
#*	Sezzle, Inc.	135,187	10,760,885
#*	Shift4 Payments, Inc., Class A	218,201	9,661,940
	Shore Bancshares, Inc.	147,802	2,852,579
174

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sierra Bancorp	60,338	$2,176,995
	Silvercrest Asset Management Group, Inc., Class A	36,401	478,673
	Simmons First National Corp., Class A	648,957	13,796,826
*	SiriusPoint Ltd.	520,210	12,178,116
*	Skyward Specialty Insurance Group, Inc.	182,159	8,279,127
	SLM Corp.	945,893	21,831,210
	SmartFinancial, Inc.	70,703	2,965,284
	Sound Financial Bancorp, Inc.	100	4,115
	South Plains Financial, Inc.	51,689	2,123,384
*	Southern First Bancshares, Inc.	36,036	2,028,827
	Southern Missouri Bancorp, Inc.	49,165	3,355,020
	Southside Bancshares, Inc.	132,858	4,388,300
	Southstate Bank Corp.	455,654	44,503,726
	SR Bancorp, Inc.	8,431	162,803
	Stellar Bancorp, Inc.	220,170	8,269,585
*††	Sterling Bancorp, Inc.	78,172	0
	Stewart Information Services Corp.	139,002	9,728,750
	Stifel Financial Corp.	368,987	29,079,865
	Stock Yards Bancorp, Inc.	143,974	10,413,639
*	StoneX Group, Inc.	340,374	36,089,855
*	Summit State Bank	1,117	15,359
*	Texas Capital Bancshares, Inc.	207,340	20,879,138
#	TFS Financial Corp.	510,732	7,681,409
*	Third Coast Bancshares, Inc.	41,535	1,550,917
	Timberland Bancorp, Inc.	63,178	2,519,539
	Tiptree, Inc.	266,564	4,595,563
	Tompkins Financial Corp.	62,099	5,233,083
	Towne Bank	372,841	13,258,226
	TriCo Bancshares	175,868	8,840,884
*	Triumph Financial, Inc.	105,644	7,149,986
#*	Trupanion, Inc.	190,937	4,580,579
	TrustCo Bank Corp.	83,820	3,989,832
	Trustmark Corp.	329,916	14,638,373
*	TWFG, Inc.	11,898	221,065
		Shares	Value†
FINANCIALS — (Continued)
	UMB Financial Corp.	380,602	$48,020,554
	Union Bankshares, Inc.	7,329	180,953
	United Bancshares, Inc.	700	26,369
	United Bankshares, Inc.	642,869	28,164,091
	United Community Banks, Inc.	541,959	18,063,493
	United Fire Group, Inc.	112,492	4,535,677
	Unity Bancorp, Inc.	46,697	2,441,319
	Universal Insurance Holdings, Inc.	127,365	5,047,475
	Univest Financial Corp.	124,498	4,729,679
	Unum Group	31,043	2,495,236
#*	Upstart Holdings, Inc.	337,429	10,656,008
	USCB Financial Holdings, Inc.	25,480	464,755
#	UWM Holdings Corp.	570,453	2,019,404
	Valley National Bancorp	2,523,589	34,245,103
	Value Line, Inc.	16,525	581,515
#*	Velocity Financial, Inc.	54,228	1,046,058
#	Victory Capital Holdings, Inc., Class A	265,034	20,807,819
	Virginia National Bankshares Corp.	3,293	138,965
	Virtu Financial, Inc., Class A	389,368	19,336,015
	Virtus Investment Partners, Inc.	29,806	4,338,263
#	Voya Financial, Inc.	317,576	26,028,529
	WaFd, Inc.	357,660	12,661,164
	Walker & Dunlop, Inc.	151,623	7,634,218
	Washington Trust Bancorp, Inc.	85,313	2,681,388
	Waterstone Financial, Inc.	177,610	3,200,532
	Webster Financial Corp.	408,493	29,558,554
	WesBanco, Inc.	427,284	14,690,024
	West BanCorp, Inc.	75,240	1,801,998
	Westamerica BanCorp	162,753	8,922,119
	Western Alliance Bancorp	339,104	27,650,540
	Western New England Bancorp, Inc.	115,811	1,615,563
#	Western Union Co.	1,412,803	12,842,379
175

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Westwood Holdings Group, Inc.	26,316	$432,635
#*	WEX, Inc.	122,322	18,388,666
	White Mountains Insurance Group Ltd.	16,011	35,736,392
	Wintrust Financial Corp.	299,866	45,150,824
#	WisdomTree, Inc.	656,042	11,152,714
*	World Acceptance Corp.	37,631	5,537,778
	WSFS Financial Corp.	329,604	23,721,600
	WVS Financial Corp.	2,672	37,942
	Zions Bancorp NA	458,873	29,101,726
TOTAL FINANCIALS			3,850,747,072
HEALTH CARE — (9.4%)
*	10X Genomics, Inc., Class A	457,757	10,093,542
*	4D Molecular Therapeutics, Inc.	114,910	1,019,252
††	89bio, Inc.	290,598	98,803
#*	Absci Corp.	65,655	326,634
*	AC Immune SA	45,388	137,526
*	Acadia Healthcare Co., Inc.	91,524	2,370,014
*	ACADIA Pharmaceuticals, Inc.	626,423	14,063,196
*	Accendra Health, Inc.	299,130	1,109,772
*	Aclaris Therapeutics, Inc.	91,639	397,713
	Acme United Corp.	16,929	690,026
*	AdaptHealth Corp.	545,012	7,145,107
*	Addus HomeCare Corp.	81,691	7,915,041
#*	ADMA Biologics, Inc.	1,040,157	10,661,609
#††	Aduro Biotech, Inc.	57,164	21,722
#»	Adverum Biotechnologies, Inc.	16,951	13,561
*	Agios Pharmaceuticals, Inc.	251,894	7,053,032
*	Akebia Therapeutics, Inc.	72,264	99,724
††	Akero Therapeutics, Inc.	77,452	50,344
††	Albireo Pharma, Inc.	36,732	234,350
#*	Aldeyra Therapeutics, Inc.	165,087	250,932
*	Align Technology, Inc.	121,133	21,320,619
		Shares	Value†
HEALTH CARE — (Continued)
*	Alignment Healthcare, Inc.	103,710	$2,337,623
#*	Aligos Therapeutics, Inc.	3,347	20,049
#*	Alkermes PLC	734,856	24,771,996
*	Allogene Therapeutics, Inc.	131,123	279,292
*	Alto Neuroscience, Inc.	12,483	320,314
*	American Shared Hospital Services	3,446	4,997
*	American Well Corp., Class A	15,365	97,107
*	AMN Healthcare Services, Inc.	170,823	3,496,747
*	Amneal Pharmaceuticals, Inc.	1,230,984	15,842,764
#*	Amphastar Pharmaceuticals, Inc.	210,331	4,618,869
*	Amylyx Pharmaceuticals, Inc.	200,789	3,212,624
*	AnaptysBio, Inc.	383	25,175
*	AngioDynamics, Inc.	183,958	2,012,501
*	ANI Pharmaceuticals, Inc.	95,887	7,618,222
*	Anika Therapeutics, Inc.	61,098	760,670
*	Annexon, Inc.	202,979	1,191,487
*	Annovis Bio, Inc.	6,747	13,292
*	Apellis Pharmaceuticals, Inc.	298,315	12,215,999
*	Arcus Biosciences, Inc.	291,089	7,422,770
#*	ArriVent Biopharma, Inc.	26,270	816,734
*	Arrowhead Pharmaceuticals, Inc.	197,995	14,548,673
*	Artiva Biotherapeutics, Inc.	2,634	26,972
*	Artivion, Inc.	208,234	7,461,024
*	Arvinas, Inc.	41,480	410,652
#*	Astrana Health, Inc.	185,124	6,320,133
*	Atea Pharmaceuticals, Inc.	349,976	1,928,368
*	Atossa Therapeutics, Inc.	2,842	15,262
*	AtriCure, Inc.	205,360	5,772,670
176

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Aura Biosciences, Inc.	142,403	$1,003,941
*	Avalo Therapeutics, Inc.	10,800	144,720
*	Avanos Medical, Inc.	151,642	3,733,426
*	Avantor, Inc.	1,578,651	12,787,073
*	Aveanna Healthcare Holdings, Inc.	434,962	2,844,651
*	Axogen, Inc.	12	518
*	Azenta, Inc.	65,878	1,618,622
#	Baxter International, Inc.	715,608	12,580,389
#*	Beam Therapeutics, Inc.	444,512	13,482,049
*	Bicara Therapeutics, Inc.	33,939	732,404
*	bioAffinity Technologies, Inc.	10,740	26,689
*	BioAge Labs, Inc.	53,717	905,131
#*	BioCryst Pharmaceuticals, Inc.	935,984	8,573,613
*	BioLife Solutions, Inc.	213,533	4,501,276
*	BioMarin Pharmaceutical, Inc.	365,260	19,691,167
*	Bio-Rad Laboratories, Inc., Class A	64,954	18,194,915
#*	Biote Corp., Class A	165,086	366,491
	Bio-Techne Corp.	372,643	20,614,611
#*	Bioventus, Inc., Class A	167,856	1,656,739
*	Black Diamond Therapeutics, Inc.	190,992	506,129
#*	BrightSpring Health Services, Inc.	387,195	18,573,744
*	Brookdale Senior Living, Inc.	981,706	14,097,298
#	Bruker Corp.	574,096	21,075,064
#*	Butterfly Network, Inc.	602,458	2,885,774
*	C4 Therapeutics, Inc.	64,229	181,768
#*	Cabaletta Bio, Inc.	301,437	901,297
#*	Cardiff Oncology, Inc.	5,896	10,200
*	CareCloud, Inc.	73,006	220,478
*	CareDx, Inc.	226,490	4,713,257
#*	Caribou Biosciences, Inc.	170,883	321,260
*	Castle Biosciences, Inc.	131,365	3,217,129
*	Catalyst Pharmaceuticals, Inc.	530,884	14,933,767
*	Celldex Therapeutics, Inc.	235,633	7,747,613
		Shares	Value†
HEALTH CARE — (Continued)
*	Century Therapeutics, Inc.	8,854	$20,276
*	Certara, Inc.	682,794	4,185,527
#*	CG oncology, Inc.	39,043	2,605,730
*	Charles River Laboratories International, Inc.	178,871	29,866,091
	Chemed Corp.	49,517	21,043,735
*††	Chinook Therapeutics, Inc.	363,217	0
*	Cibus, Inc.	3,556	4,978
*	Climb Bio, Inc.	17,962	159,503
#*	Clover Health Investments Corp.	920,477	2,531,312
*	Coherus Oncology, Inc.	8,977	15,934
*	Collegium Pharmaceutical, Inc.	145,539	4,909,030
#*	Community Health Systems, Inc.	609,167	1,730,034
*	Compass Therapeutics, Inc.	86,021	152,257
	Concentra Group Holdings Parent, Inc.	751,798	16,892,901
	CONMED Corp.	138,051	5,060,950
*	Contineum Therapeutics, Inc., Class A	12,354	158,378
*	Corbus Pharmaceuticals Holdings, Inc.	32,396	320,072
*	Corcept Therapeutics, Inc.	550,039	25,587,814
*	CorVel Corp.	332,327	19,095,509
*	Coya Therapeutics, Inc.	12,306	52,054
#*	Crinetics Pharmaceuticals, Inc.	193,172	7,491,210
*	Cross Country Healthcare, Inc.	255,867	2,589,374
*	CryoPort, Inc.	113,117	1,160,580
*	Cullinan Therapeutics, Inc.	93,442	1,219,418
*	Cumberland Pharmaceuticals, Inc.	6,355	26,627
*	CVRx, Inc.	15,865	119,146
*	Cytek Biosciences, Inc.	566,763	2,584,439
177

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	CytomX Therapeutics, Inc.	434,204	$1,832,341
#*	DaVita, Inc.	200,500	31,105,570
*	Definitive Healthcare Corp.	430,844	410,637
*	Delcath Systems, Inc.	7,138	74,092
*	Denali Therapeutics, Inc.	679,330	12,717,058
	Dentsply Sirona, Inc.	864,327	10,155,842
*	Design Therapeutics, Inc.	105,669	1,437,098
*	Dianthus Therapeutics, Inc.	66,728	5,858,718
*	Disc Medicine, Inc.	74,292	4,899,557
*	Doximity, Inc., Class A	389,724	9,524,855
#*	Dyne Therapeutics, Inc.	206,415	3,622,583
*	Edgewise Therapeutics, Inc.	280,370	8,680,255
*	Elanco Animal Health, Inc.	1,798,803	40,239,223
*	Electromed, Inc.	45,979	1,182,120
*	Eledon Pharmaceuticals, Inc.	5,669	20,635
#	Embecta Corp.	206,208	1,886,803
*	Emergent BioSolutions, Inc.	227,480	1,872,160
*	Enanta Pharmaceuticals, Inc.	61,536	854,735
	Encompass Health Corp.	232,162	23,216,200
*	Enhabit, Inc.	230,266	3,163,855
#*	Enliven Therapeutics, Inc.	179,736	7,410,515
#*	Enovis Corp.	222,385	5,212,704
	Ensign Group, Inc.	179,867	33,579,370
*	Entrada Therapeutics, Inc.	38,550	520,425
*	Envista Holdings Corp.	703,335	18,244,510
*	Erasca, Inc.	336,298	3,581,574
*	Exagen, Inc.	3,129	9,074
*	Exelixis, Inc.	632,817	28,135,044
*	EyePoint, Inc.	98,833	1,304,596
*	Fate Therapeutics, Inc.	121,062	151,328
*	Filana Therapeutics, Inc.	72,850	105,633
*	FONAR Corp.	26,425	500,225
*	Fortrea Holdings, Inc.	141,252	1,624,398
		Shares	Value†
HEALTH CARE — (Continued)
#*	Fulcrum Therapeutics, Inc.	242,312	$1,727,685
*	Fulgent Genetics, Inc.	101,547	1,542,499
*	GeneDx Holdings Corp.	75,887	4,772,533
*	Ginkgo Bioworks Holdings, Inc.	43,377	366,969
*	Glaukos Corp.	5,508	791,334
*	Globus Medical, Inc., Class A	163,704	14,762,827
#*	GoodRx Holdings, Inc., Class A	131,090	309,372
#*	GRAIL, Inc.	72,634	3,957,100
*	Guardian Pharmacy Services, Inc., Class A	59,629	2,212,236
*	Gyre Therapeutics, Inc.	9,831	75,502
*	Haemonetics Corp.	202,247	12,153,022
#*	Halozyme Therapeutics, Inc.	496,955	31,636,155
*	Harmony Biosciences Holdings, Inc.	259,135	8,100,560
#*	Harrow, Inc.	135,420	5,488,573
*	Harvard Bioscience, Inc.	258	1,646
#*	Health Catalyst, Inc.	134,580	168,225
*	HealthEquity, Inc.	367,698	30,162,267
	HealthStream, Inc.	157,793	3,275,783
#*	Henry Schein, Inc.	482,736	36,007,278
#*	Hims & Hers Health, Inc.	537,435	14,602,109
*	ICON PLC	21,892	2,590,480
*	ICU Medical, Inc.	97,053	11,568,718
*	Ideaya Biosciences, Inc.	328,472	9,558,535
*††	IMARA, Inc.	8,795	0
#*	Immuneering Corp., Class A	7,614	39,897
*	Immunome, Inc.	1,299	29,799
*	Indivior Pharmaceuticals, Inc.	323,353	11,892,923
*	InfuSystem Holdings, Inc.	87,815	889,566
*	Innovage Holding Corp.	23,749	193,554
*	Innoviva, Inc.	323,671	7,441,196
*	Inogen, Inc.	120,640	857,750
*	Inspire Medical Systems, Inc.	3,202	179,760
*	Insulet Corp.	4,068	700,266
*	Integer Holdings Corp.	151,117	13,375,366
178

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Integra LifeSciences Holdings Corp.	243,724	$2,568,851
#*	Intellia Therapeutics, Inc.	527,817	7,114,973
#*	Iovance Biotherapeutics, Inc.	807,727	2,713,963
	iRadimed Corp.	56,183	4,687,910
*	Ironwood Pharmaceuticals, Inc.	609,094	2,512,513
*	Jazz Pharmaceuticals PLC	234,386	47,585,046
*	Joint Corp.	17,221	152,750
*	Keros Therapeutics, Inc.	31,636	351,792
*	Kewaunee Scientific Corp.	13,074	483,869
*	Kezar Life Sciences, Inc.	1,272	9,298
*	Kiniksa Pharmaceuticals International PLC	162,852	8,758,181
*	Kodiak Sciences, Inc.	133,972	5,825,103
*	Krystal Biotech, Inc.	132,591	34,773,316
*	Kura Oncology, Inc.	268,920	2,374,564
*	Kymera Therapeutics, Inc.	99,358	8,054,953
*	Kyverna Therapeutics, Inc.	31,215	274,692
#*	Lantern Pharma, Inc.	8,535	17,497
#*	Lantheus Holdings, Inc.	308,422	26,098,670
#*	Larimar Therapeutics, Inc.	101,888	413,665
	LeMaitre Vascular, Inc.	100,480	11,027,680
#*	LENSAR, Inc.	40,133	209,896
*	Lexeo Therapeutics, Inc.	232,132	1,321,992
*	LifeStance Health Group, Inc.	1,373,041	10,393,920
*	Ligand Pharmaceuticals, Inc.	81,422	18,682,278
*	LivaNova PLC	239,545	14,396,655
*	Lyell Immunopharma, Inc.	8,842	174,453
*	MacroGenics, Inc.	900	2,772
*	MannKind Corp.	1,027,146	2,906,823
#*	Maravai LifeSciences Holdings, Inc., Class A	279,324	1,027,912
		Shares	Value†
HEALTH CARE — (Continued)
*	MaxCyte, Inc.	50,593	$44,522
*	MBX Biosciences, Inc.	17,608	532,114
*	Medpace Holdings, Inc.	64,436	26,976,776
*	Merit Medical Systems, Inc.	264,473	18,031,769
*††	Merrimack Pharmaceuticals, Inc.	88,364	0
	Mesa Laboratories, Inc.	17,497	1,749,700
*	MiMedx Group, Inc.	549,262	1,845,520
*	Mineralys Therapeutics, Inc.	16,511	440,018
††	Mirati Therapeutics, Inc.	13,386	39,890
#*	Moderna, Inc.	426,856	19,609,765
*	Molina Healthcare, Inc.	118,554	23,072,980
#*	Monte Rosa Therapeutics, Inc.	227,575	4,358,061
	National HealthCare Corp.	74,683	12,941,817
	National Research Corp.	100,581	1,655,563
*	Nautilus Biotechnology, Inc.	84,067	221,096
*	Neogen Corp.	780,376	7,335,534
*	NeoGenomics, Inc.	139,443	1,291,242
*	Neumora Therapeutics, Inc.	62,855	155,252
*	Neurocrine Biosciences, Inc.	32,170	4,235,824
*	Nexgel, Inc.	152	90
*	Nkarta, Inc.	41,467	114,864
*	Novocure Ltd.	224,434	3,413,641
*	Nurix Therapeutics, Inc.	135,644	2,265,255
#*	Nutex Health, Inc.	1,543	183,926
#*	Nuvation Bio, Inc.	184,907	822,836
#*	Ocular Therapeutix, Inc.	145,537	1,363,682
#*	Olema Pharmaceuticals, Inc.	250,412	3,608,437
#*»	OmniAb, Inc. (2200963D US)	30,196	0
#*»	OmniAb, Inc. (2200964D US)	30,196	0
*	OmniAb, Inc. (OABI UQ)	332,438	462,089
*	Omnicell, Inc.	202,883	8,403,414
179

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OnKure Therapeutics, Inc., Class A	2,807	$14,793
*††	Opiant Pharmaceuticals, Inc.	18,273	0
*	OptimizeRx Corp.	14,982	93,338
*	Option Care Health, Inc.	925,945	18,824,462
	Oramed Pharmaceuticals, Inc.	20,632	80,052
*	OraSure Technologies, Inc.	282,989	860,287
*	Organogenesis Holdings, Inc.	534,512	1,256,103
	Organon & Co.	388,330	5,145,373
#*	ORIC Pharmaceuticals, Inc.	388,005	3,833,489
*	Orthofix Medical, Inc.	180,783	2,126,008
*	OrthoPediatrics Corp.	112,456	1,693,587
*	Oruka Therapeutics, Inc.	19,854	1,358,212
*	Outset Medical, Inc.	12,889	55,036
*	Ovid therapeutics, Inc.	32,509	90,050
*	Pacific Biosciences of California, Inc.	38,386	61,034
*	Pacira BioSciences, Inc.	191,266	4,875,370
*	PACS Group, Inc.	166,936	5,600,703
#*††	PDL BioPharma, Inc.	1,354,466	406,340
*	Pediatrix Medical Group, Inc.	369,648	8,320,776
*	Pennant Group, Inc.	153,506	4,807,808
*	Penumbra, Inc.	64,949	21,204,550
*	PepGen, Inc.	74,579	122,310
#*	Personalis, Inc.	190,560	1,051,891
*	Perspective Therapeutics, Inc.	109,207	425,907
	Phibro Animal Health Corp., Class A	91,462	4,863,949
*	Phreesia, Inc.	74,374	684,985
††	Poseida Therapeutics, Inc.	44,685	63,900
*	Prelude Therapeutics, Inc.	3,449	18,038
#*	Prestige Consumer Healthcare, Inc.	254,874	14,354,504
*	Prime Medicine, Inc.	72,264	256,176
*	Privia Health Group, Inc.	510,784	12,692,982
*	Pro-Dex, Inc.	21,926	1,099,370
*	Progyny, Inc.	46,919	871,755
		Shares	Value†
HEALTH CARE — (Continued)
*	Protagonist Therapeutics, Inc.	87,318	$8,641,862
*	Protalix BioTherapeutics, Inc.	25,082	53,926
*	Protara Therapeutics, Inc.	147,874	788,168
#*	Prothena Corp. PLC	241,752	2,673,777
*	PTC Therapeutics, Inc.	306,747	19,956,960
*	Pulmonx Corp.	15,874	20,319
*	Puma Biotechnology, Inc.	220,843	1,658,531
#*	Q/C Technologies, Inc.	13,189	49,459
*	Quanterix Corp.	92,413	289,253
#*	QuidelOrtho Corp.	298,247	3,668,438
*	RadNet, Inc.	335,531	18,974,278
*	Rafael Holdings, Inc., Class B	17,033	21,632
*	Rapid Micro Biosystems, Inc., Class A	7,879	18,910
#*	Rapport Therapeutics, Inc.	74,217	2,458,809
*	REGENXBIO, Inc.	121,745	1,092,053
*	Relay Therapeutics, Inc.	635,853	8,240,655
*	Relmada Therapeutics, Inc.	2,078	15,627
#*	Repligen Corp.	218,749	25,880,194
#*	Replimune Group, Inc.	269,862	693,545
#	Revvity, Inc.	55,290	4,789,220
*††	Rexahn Pharmaceuticals, Inc.	246	0
*	Rezolute, Inc.	96,633	309,226
*	Rigel Pharmaceuticals, Inc.	70,654	2,041,901
*	Rocket Pharmaceuticals, Inc.	64,152	223,249
*	Roivant Sciences Ltd.	1,194,999	34,093,321
††	Sage Therapeutics, Inc.	81,222	38,174
*	Sagimet Biosciences, Inc., Class A	73,507	590,261
#*	Sana Biotechnology, Inc.	98,990	325,677
#*	Schrodinger, Inc.	62,942	752,786
*	Seer, Inc.	9,759	19,030
180

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Select Medical Holdings Corp.	547,634	$8,986,674
*	Senseonics Holdings, Inc.	7,458	49,297
*	Sensus Healthcare, Inc.	75,124	298,242
*	Septerna, Inc.	4,917	116,828
*	Shattuck Labs, Inc.	15,585	111,433
*	SI-BONE, Inc.	121,911	1,510,477
	SIGA Technologies, Inc.	240,013	1,104,060
*	Sight Sciences, Inc.	36,288	148,418
*	Simulations Plus, Inc.	19,267	273,013
#*	Solid Biosciences, Inc.	262,635	1,906,730
*	Solventum Corp.	32,920	2,217,491
*	Sonida Senior Living, Inc.	51,472	1,953,877
*	Sotera Health Co.	1,072,890	16,694,168
*	STAAR Surgical Co.	206,551	5,444,684
*	Stoke Therapeutics, Inc.	203,051	6,643,829
#*	Strata Critical Medical, Inc.	380,088	1,908,042
*	Supernus Pharmaceuticals, Inc.	257,781	12,373,488
#*	Surgery Partners, Inc.	389,513	5,464,867
*	Tactile Systems Technology, Inc.	97,858	2,252,691
*	Talkspace, Inc.	553,104	2,870,610
#*	Tango Therapeutics, Inc.	171,167	3,700,631
*	Taysha Gene Therapies, Inc.	68,098	435,146
*	Tectonic Therapeutic, Inc.	1,512	42,291
#*	Teladoc Health, Inc.	623,944	3,781,101
	Teleflex, Inc.	195,112	24,176,328
*	Tenax Therapeutics, Inc.	12,694	166,418
*††	Tetraphase Pharmaceuticals, Inc.	2,198	0
#*	TG Therapeutics, Inc.	379,616	12,823,428
*	Theravance Biopharma, Inc.	229,213	3,837,026
*††	Third Harmonic Bio, Inc.	16,199	0
*	Tonix Pharmaceuticals Holding Corp.	1,970	25,472
#*	TransMedics Group, Inc.	127,525	12,853,245
		Shares	Value†
HEALTH CARE — (Continued)
*	Treace Medical Concepts, Inc.	23,933	$43,319
*	Trevi Therapeutics, Inc.	16	220
*	TruBridge, Inc.	59,831	1,537,657
#*	Twist Bioscience Corp.	195,019	11,398,861
*	Tyra Biosciences, Inc.	31,755	1,103,486
#	U.S. Physical Therapy, Inc.	67,559	4,811,552
#*	UFP Technologies, Inc.	34,525	6,616,026
*	Unicycive Therapeutics, Inc.	10,806	82,774
	Universal Health Services, Inc., Class B	31,206	5,251,034
*	Upstream Bio, Inc.	12,726	116,825
	Utah Medical Products, Inc.	21,622	1,414,511
*	Vanda Pharmaceuticals, Inc.	268,928	1,909,389
*	Varex Imaging Corp.	123,026	1,433,253
*	Vaxcyte, Inc.	81,759	4,679,885
*	Vera Therapeutics, Inc.	89,416	3,184,104
*	Veracyte, Inc.	353,124	11,624,842
*	Vericel Corp.	209,406	7,272,670
††	Verve Therapeutics, Inc.	71,840	133,622
	Viatris, Inc.	1,561,476	23,328,451
*	Viking Therapeutics, Inc.	37,875	1,180,943
*	Vir Biotechnology, Inc.	652,447	6,664,746
*	Viridian Therapeutics, Inc.	142,024	1,914,484
*	Voyager Therapeutics, Inc.	243,720	909,076
*	WaVe Life Sciences Ltd.	48,055	339,268
*	Waystar Holding Corp.	537,290	11,484,574
#*	Xencor, Inc.	326,561	3,895,873
*	Xeris Biopharma Holdings, Inc.	41,435	253,789
*	XOMA Royalty Corp.	24,160	989,110
*	Zenas Biopharma, Inc.	1,238	23,918
*	Zentalis Pharmaceuticals, Inc.	24,556	98,470
181

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Zevra Therapeutics, Inc.	132,936	$1,351,959
*	Zymeworks, Inc.	249,939	6,883,320
TOTAL HEALTH CARE			1,937,412,864
INDUSTRIALS — (19.5%)
*	3D Systems Corp.	302,377	743,847
#	A.O. Smith Corp.	270,367	16,719,495
#	AAON, Inc.	363,612	33,928,636
*	AAR Corp.	182,251	20,115,043
	ABM Industries, Inc.	335,612	13,692,970
#	ACCO Brands Corp.	451,718	1,450,015
	Acuity, Inc.	111,778	32,389,911
	Advanced Drainage Systems, Inc.	184,621	27,554,684
	Aebi Schmidt Holding AG	207,433	2,410,371
	AECOM	3,044	256,000
*	AerSale Corp.	63,382	425,927
	AGCO Corp.	209,440	25,346,429
	Alamo Group, Inc.	53,945	9,356,221
#*	Alaska Air Group, Inc.	436,182	17,059,078
	Albany International Corp., Class A	138,356	8,030,182
	Alight, Inc., Class A	78,892	65,275
*	Allegiant Travel Co.	75,548	5,714,451
	Allient, Inc.	94,314	7,184,841
	Allison Transmission Holdings, Inc.	368,705	49,535,517
*	Alpha Pro Tech Ltd.	22,068	101,513
#	Alta Equipment Group, Inc.	55,119	427,172
*	Amentum Holdings, Inc.	21,259	557,624
*	Ameresco, Inc., Class A	153,838	4,552,066
*	American Airlines Group, Inc.	1,953,729	22,878,167
*	American Superconductor Corp.	139,388	7,462,834
*	American Woodmark Corp.	71,228	3,111,239
*	API Group Corp.	450,774	20,609,387
	Apogee Enterprises, Inc.	117,279	4,268,956
	Applied Industrial Technologies, Inc.	169,367	51,783,960
	ArcBest Corp.	102,229	13,041,354
	Arcosa, Inc.	211,501	26,748,531
	Argan, Inc.	92,323	61,854,564
	Armstrong World Industries, Inc.	193,767	33,015,959
	Astec Industries, Inc.	101,034	6,569,231
		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp. (ATRO US)	124,184	$8,866,738
*	Astronics Corp. (ATROB US), Class B	39,434	2,814,405
*	Asure Software, Inc.	113,836	1,030,216
*	ATI, Inc.	50,559	7,859,902
	Atkore, Inc.	150,151	11,734,301
	Atmus Filtration Technologies, Inc.	255,563	16,202,694
*	Avalon Holdings Corp., Class A	27,805	70,486
	AZZ, Inc.	131,230	18,771,139
	Barrett Business Services, Inc.	134,532	4,241,794
*	BlackSky Technology, Inc.	11,501	408,055
*	Blue Bird Corp.	128,074	8,210,824
*	BlueLinx Holdings, Inc.	37,980	2,011,421
	Boise Cascade Co.	167,901	13,309,512
	Booz Allen Hamilton Holding Corp.	228,819	17,795,254
*	Bowman Consulting Group Ltd.	39,653	1,251,449
	Brady Corp., Class A	211,319	17,290,121
*	Bridger Aerospace Group Holdings, Inc.	1,514	3,073
*	BrightView Holdings, Inc.	356,297	4,239,934
	Brink's Co.	187,401	20,005,057
*	Broadwind, Inc.	44,561	118,532
*	Builders FirstSource, Inc.	116,873	9,243,486
	BWX Technologies, Inc.	34,641	7,495,966
#*	Byrna Technologies, Inc.	35,972	210,436
*	CACI International, Inc., Class A	57,920	30,091,757
*	Cadeler AS (CDLR US), ADR	13,597	376,365
#	Cadre Holdings, Inc.	139,714	4,142,520
#*	Casella Waste Systems, Inc., Class A	265,320	21,026,610
*	CBIZ, Inc.	147,443	4,497,011
#*	CECO Environmental Corp.	171,509	12,715,677
*	Centuri Holdings, Inc.	230,515	8,667,364
	Chicago Rivet & Machine Co.	3,422	39,011
#*	Cimpress PLC	108,129	9,565,091
182

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Civeo Corp.	31,446	$1,003,127
#*	Clarivate PLC	173,732	498,611
*	Clean Harbors, Inc.	16,862	5,272,410
	CNH Industrial NV	196,596	2,105,543
#	Columbus McKinnon Corp.	112,784	1,742,513
*	Commercial Vehicle Group, Inc.	146,451	612,165
	CompX International, Inc.	21,289	495,395
#	Concentrix Corp.	134,795	3,210,817
*	Concrete Pumping Holdings, Inc.	129,089	1,022,385
*	Conduent, Inc.	742,971	1,270,480
#*	Construction Partners, Inc., Class A	135,677	16,777,818
#	Copa Holdings SA, Class A	116,054	13,425,127
*	Core & Main, Inc., Class A	356,170	17,940,283
*	Costamare Bulkers Holdings Ltd.	106,167	1,834,566
	Costamare, Inc.	530,834	8,822,461
	Covenant Logistics Group, Inc.	92,120	3,211,303
	CRA International, Inc.	37,391	5,887,961
	Crane Co.	167,244	29,724,276
#	CSW Industrials, Inc.	74,746	21,766,035
*	Custom Truck One Source, Inc.	340,962	3,358,476
	Deluxe Corp.	194,612	6,062,164
*	Distribution Solutions Group, Inc.	160,128	4,333,064
*	DNOW, Inc.	819,239	11,051,534
	Donaldson Co., Inc.	248,953	21,950,186
	Douglas Dynamics, Inc.	105,032	4,845,126
*	Ducommun, Inc.	80,545	11,431,752
*	DXP Enterprises, Inc.	117,535	20,069,101
*	Dycom Industries, Inc.	88,307	36,567,929
	Eastern Co.	30,684	670,752
*	Energy Recovery, Inc.	87,499	968,614
	Enerpac Tool Group Corp.	282,313	9,909,186
	EnerSys	172,200	36,723,372
	Ennis, Inc.	152,005	3,173,864
	Enpro, Inc.	110,763	32,292,953
*	Enviri Corp.	321,860	6,337,423
	Esab Corp.	239,644	23,549,816
	ESCO Technologies, Inc.	153,497	49,725,353
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Mfg. & Electronics Corp.	8,964	$635,458
*	Everus Construction Group, Inc.	199,695	29,441,034
	EVI Industries, Inc.	18,517	343,861
*	ExlService Holdings, Inc.	723,520	23,065,818
#	Exponent, Inc.	225,698	15,096,939
	Federal Signal Corp.	271,135	33,384,853
#*	First Advantage Corp.	302,944	3,865,565
	Flowserve Corp.	487,001	35,862,754
*	Fluence Energy, Inc.	3,299	40,182
*	Fluor Corp.	608,638	32,470,837
#*	Forrester Research, Inc.	13,715	86,267
	Fortune Brands Innovations, Inc.	426,472	17,289,175
*	Forward Air Corp.	63,878	1,345,271
#*	Franklin Covey Co.	59,861	1,269,053
	Franklin Electric Co., Inc.	201,108	20,149,011
*	FreightCar America, Inc.	26,943	222,010
#*	Frontier Group Holdings, Inc.	484,442	1,758,524
#	FTAI Infrastructure, Inc.	110,891	681,425
*	FTI Consulting, Inc.	153,825	27,580,822
#*	FuelCell Energy, Inc.	25,497	331,461
*	Gates Industrial Corp. PLC	922,114	23,615,340
	GATX Corp.	221,432	43,382,957
#	Genco Shipping & Trading Ltd.	191,682	4,646,372
*	Gencor Industries, Inc.	113,025	1,681,812
*	Generac Holdings, Inc.	181,258	46,987,511
	Genpact Ltd.	623,385	21,662,629
*	Gibraltar Industries, Inc.	130,347	5,087,443
	Global Industrial Co.	169,605	5,615,622
	Gorman-Rupp Co.	232,465	17,606,899
*	Graham Corp.	43,763	4,166,238
#	Granite Construction, Inc.	197,929	27,130,128
	Greenbrier Cos., Inc.	137,801	6,768,785
	Griffon Corp.	209,826	19,129,836
*	GXO Logistics, Inc.	429,463	24,535,221
*	Hayward Holdings, Inc.	811,592	12,181,996
*	Healthcare Services Group, Inc.	301,997	6,465,756
183

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Heartland Express, Inc.	278,299	$3,723,641
	Helios Technologies, Inc.	146,434	10,016,086
#	Herc Holdings, Inc.	152,656	19,375,100
#*	Hertz Global Holdings, Inc.	239,400	1,522,584
	Hexcel Corp.	288,031	27,037,470
*	Hillman Solutions Corp.	666,470	5,438,395
	HNI Corp.	298,394	10,903,317
#	Hub Group, Inc., Class A	273,883	12,004,292
*	Hudson Technologies, Inc.	194,008	1,214,490
	Huntington Ingalls Industries, Inc.	75,573	27,530,488
*	Hurco Cos., Inc.	27,089	454,012
*	Huron Consulting Group, Inc.	129,554	16,928,173
*	Hyliion Holdings Corp.	94,681	180,841
	Hyster-Yale, Inc.	62,957	2,484,913
*	IBEX Holdings Ltd.	51,893	1,440,031
	ICF International, Inc.	76,540	5,484,856
#*	IES Holdings, Inc.	177,605	114,391,828
#*	Innodata, Inc.	109,778	4,635,925
#*	Innovative Solutions & Support, Inc.	70,480	1,550,560
#	Insperity, Inc.	158,512	5,638,272
	Insteel Industries, Inc.	97,907	2,563,205
	Interface, Inc.	254,890	7,106,333
#*	Janus International Group, Inc.	135,943	706,904
*	JELD-WEN Holding, Inc.	33,033	45,255
*	JetBlue Airways Corp.	1,608,230	7,486,311
#	Kadant, Inc.	52,369	15,350,925
	Karat Packaging, Inc.	33,460	959,967
	KBR, Inc.	243,810	9,140,437
	Kelly Services, Inc., Class A	137,585	1,342,830
	Kennametal, Inc.	429,084	16,609,842
#	Kforce, Inc.	98,610	4,458,158
*	Kirby Corp.	237,954	35,821,595
	Knight-Swift Transportation Holdings, Inc.	554,478	35,985,622
#	Korn Ferry	232,158	15,424,578
*	Kratos Defense & Security Solutions, Inc.	570,500	35,970,025
*	L.B. Foster Co., Class A	46,837	1,433,681
		Shares	Value†
INDUSTRIALS — (Continued)
	Landstar System, Inc.	114,886	$21,147,066
*	Legalzoom.com, Inc.	676,269	4,361,935
	Leonardo DRS, Inc.	329,817	13,400,465
#*	Limbach Holdings, Inc.	51,354	5,123,589
	Lindsay Corp.	47,649	5,335,259
*	Liquidity Services, Inc.	297,145	10,593,219
#*	Loar Holdings, Inc.	138,526	7,774,079
	LSI Industries, Inc.	260,499	6,332,731
	Luxfer Holdings PLC	50,000	752,500
*	Lyft, Inc., Class A	1,641,197	23,222,938
*	Manitowoc Co., Inc.	151,076	2,053,123
	ManpowerGroup, Inc.	40,394	1,222,726
	Marten Transport Ltd.	485,438	7,320,405
*	Mastech Digital, Inc.	67,197	440,140
*	Masterbrand, Inc.	560,174	5,030,363
*	Matrix Service Co.	120,001	1,622,414
#	Matson, Inc.	145,659	25,407,299
	Maximus, Inc.	224,041	14,701,570
*	Mayville Engineering Co., Inc.	55,052	1,255,736
	McGrath RentCorp	109,449	12,099,587
#*	Mercury Systems, Inc.	260,896	20,587,303
#*	Microvast Holdings, Inc.	230,577	445,014
*	Middleby Corp.	180,367	25,316,312
	Miller Industries, Inc.	58,636	2,813,942
#	MillerKnoll, Inc.	247,327	3,977,018
*	Mistras Group, Inc.	136,415	2,575,515
*	Modine Manufacturing Co.	164,198	41,809,737
*	Montrose Environmental Group, Inc.	137,829	2,901,300
	Moog, Inc., Class A	176,926	53,309,573
	MSA Safety, Inc.	174,798	29,084,639
	MSC Industrial Direct Co., Inc., Class A	175,286	17,926,499
	Mueller Industries, Inc.	429,264	58,135,224
	Mueller Water Products, Inc., Class A	696,762	19,432,692
*	MYR Group, Inc.	69,262	28,037,950
	National Presto Industries, Inc.	30,651	4,286,236
*	Nextpower, Inc., Class A	263,725	31,417,559
	NL Industries, Inc.	130,296	781,776
*	NPK International, Inc.	400,351	6,545,739
	nVent Electric PLC	37,649	5,380,042
184

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NWPX Infrastructure, Inc.	57,461	$5,650,715
	Omega Flex, Inc.	24,963	786,834
*	OPENLANE, Inc.	476,291	14,974,589
*	Optex Systems Holdings, Inc.	657	7,056
*	Orion Group Holdings, Inc.	165,341	2,251,944
	Oshkosh Corp.	234,404	36,637,345
	Owens Corning	94,188	11,617,148
*	PAMT Corp.	145,219	1,466,712
	Pangaea Logistics Solutions Ltd.	171,811	1,316,072
	Park Aerospace Corp.	86,699	2,935,628
	Park-Ohio Holdings Corp.	57,867	1,675,250
#*	Parsons Corp.	372,407	18,773,037
#	Paycom Software, Inc.	78,195	9,911,998
*	Paylocity Holding Corp.	128,692	13,575,719
*»	Pegasus Cos., Inc. PEGX US	6	409
#*	Perma-Fix Environmental Services, Inc.	34,004	430,491
*	Perma-Pipe International Holdings, Inc.	34,325	1,123,457
*	Pioneer Power Solutions, Inc.	22,466	87,168
#	Pitney Bowes, Inc.	489,119	7,561,780
#*	Planet Labs PBC	502,402	18,573,802
#*	Plug Power, Inc.	1,849,468	5,788,835
#	Powell Industries, Inc.	269,907	74,837,114
#*	Power Solutions International, Inc.	43,435	3,182,482
	Preformed Line Products Co.	32,244	10,713,069
	Primoris Services Corp.	257,629	46,669,493
*	Proto Labs, Inc.	106,063	6,873,943
	Quad/Graphics, Inc.	161,068	1,198,346
	Quanex Building Products Corp.	141,596	2,823,424
*	Radiant Logistics, Inc.	295,490	2,485,071
*	RBC Bearings, Inc.	51,988	31,145,491
*	RCM Technologies, Inc.	34,631	1,083,604
	Regal Rexnord Corp.	132,940	28,586,088
*	Resideo Technologies, Inc.	590,428	24,426,006
	Resources Connection, Inc.	155,511	659,367
		Shares	Value†
INDUSTRIALS — (Continued)
#	Robert Half, Inc.	245,705	$6,538,210
	Rush Enterprises, Inc. (RUSHA US), Class A	367,756	27,224,977
	Rush Enterprises, Inc. (RUSHB US), Class B	103,231	7,521,411
#*	RXO, Inc.	319,140	6,373,226
	Ryder System, Inc.	63,902	16,216,411
*	Saia, Inc.	57,537	25,823,756
	Schneider National, Inc., Class B	347,747	10,811,454
	Science Applications International Corp.	191,475	18,529,036
	Sensata Technologies Holding PLC	486,469	20,256,569
*	SES AI Corp.	91,166	95,724
*	Shoals Technologies Group, Inc., Class A	599,832	4,762,666
*	SIFCO Industries, Inc.	12,885	209,381
#	Simpson Manufacturing Co., Inc.	186,014	35,478,450
*	SiteOne Landscape Supply, Inc.	131,109	16,526,289
*	SkyWest, Inc.	180,562	14,827,751
*	SPX Technologies, Inc.	209,340	45,826,619
*	StandardAero, Inc.	9,208	228,911
	Standex International Corp.	66,322	18,105,906
	Stanley Black & Decker, Inc.	243,258	19,013,045
*	Sterling Infrastructure, Inc.	128,798	66,410,825
*	Sun Country Airlines Holdings, Inc.	183,690	2,902,302
*	Sunrun, Inc.	958,819	12,205,766
	TaskUS, Inc., Class A	74,670	483,862
*	Taylor Devices, Inc.	3,544	196,692
*	Team, Inc.	5,530	96,498
	Tecnoglass, Inc.	150,038	6,463,637
	Tennant Co.	81,575	6,773,988
	Terex Corp.	516,993	32,156,965
	Tetra Tech, Inc.	580,932	18,775,722
*	Thermon Group Holdings, Inc.	145,499	8,801,234
*	TIC Solutions, Inc.	460,964	4,213,211
	Timken Co.	319,569	35,437,006
*	Titan International, Inc.	284,086	2,164,735
*	Titan Machinery, Inc.	104,471	2,184,489
185

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Toro Co.	270,878	$25,779,459
*	Transcat, Inc.	41,134	3,130,297
*	Trex Co., Inc.	359,957	14,110,314
	TriNet Group, Inc.	193,279	8,848,313
	Trinity Industries, Inc.	377,425	12,307,829
*	TrueBlue, Inc.	125,942	691,422
	Tutor Perini Corp.	274,287	25,486,748
	Twin Disc, Inc.	43,962	726,252
	UFP Industries, Inc.	268,583	24,035,493
*	U-Haul Holding Co. (UHAL US)	28,512	1,464,376
	U-Haul Holding Co. (UHAL/B US)	77,539	3,697,835
*	Ultralife Corp.	77,993	538,152
	UniFirst Corp.	66,958	17,108,439
#	Universal Logistics Holdings, Inc.	119,639	2,880,907
#*	Upwork, Inc.	566,705	5,865,397
*	V2X, Inc.	126,303	8,564,606
	Valmont Industries, Inc.	91,386	46,427,743
*	Verra Mobility Corp.	646,433	9,586,601
*	Vestis Corp.	68,985	670,534
*	Vicor Corp.	133,022	35,818,834
	Virco Mfg. Corp.	6,276	38,033
*	VirTra, Inc.	11,083	49,430
#	VSE Corp.	88,016	15,110,587
	Wabash National Corp.	291,843	2,536,116
	Watts Water Technologies, Inc., Class A	121,950	36,604,512
#	Werner Enterprises, Inc.	328,793	12,122,598
	WESCO International, Inc.	153,587	53,620,293
*	Willdan Group, Inc.	53,212	4,044,112
	Willis Lease Finance Corp.	32,048	6,222,119
#	WillScot Holdings Corp.	570,097	12,906,996
	Worthington Enterprises, Inc.	224,958	12,208,471
#*	Xometry, Inc., Class A	122,335	6,272,115
	Zurn Elkay Water Solutions Corp.	493,711	25,653,224
TOTAL INDUSTRIALS			4,033,412,981
INFORMATION TECHNOLOGY — (11.4%)
*	8x8, Inc.	103,188	198,121
*	908 Devices, Inc.	30,370	207,427
	A10 Networks, Inc.	319,888	8,534,612
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ACCESS Newswire, Inc.	11,217	$88,614
*	ACI Worldwide, Inc.	517,744	22,376,896
*	ACM Research, Inc., Class A	140,576	7,266,373
	Adeia, Inc.	481,661	15,340,903
*	ADTRAN Holdings, Inc.	277,000	4,900,130
#	Advanced Energy Industries, Inc.	167,459	64,289,185
*	Aeva Technologies, Inc.	5,325	85,147
*	Agilysys, Inc.	99,835	6,395,430
#*	Alarm.com Holdings, Inc.	229,503	10,192,228
#*	Alithya Group, Inc., Class A	47,540	47,535
#*	Alkami Technology, Inc.	19,812	312,633
#*	Allegro MicroSystems, Inc.	619,763	30,058,506
*	Alpha & Omega Semiconductor Ltd.	132,838	5,769,154
*	Ambarella, Inc.	161,916	11,139,821
	Amdocs Ltd.	239,334	15,477,730
	Amkor Technology, Inc.	788,526	54,999,689
*	AmpliTech Group, Inc.	47,843	93,772
*	Amplitude, Inc., Class A	180,617	1,284,187
*	Amtech Systems, Inc.	78,288	1,362,994
#*	Appfolio, Inc., Class A	74,693	12,480,453
#*	Applied Optoelectronics, Inc.	125,632	20,648,876
*	Arlo Technologies, Inc.	13,877	194,972
*	Arrow Electronics, Inc.	211,020	39,635,887
*	AstroNova, Inc.	35,679	485,234
#*	Aurora Innovation, Inc.	2,817,006	16,563,995
*	AvePoint, Inc.	845,004	8,238,789
*	Aviat Networks, Inc.	39,674	909,725
	Avnet, Inc.	454,132	37,470,431
*	Aware, Inc.	28,531	33,096
#*	Axcelis Technologies, Inc.	142,884	19,876,593
#*	AXT, Inc.	39,270	3,110,969
*	Backblaze, Inc., Class A	118,782	508,387
#	Badger Meter, Inc.	130,983	15,837,155
186

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bel Fuse, Inc. (BELFA US), Class A	10,147	$2,470,287
	Bel Fuse, Inc. (BELFB US), Class B	47,221	13,025,441
	Belden, Inc.	227,715	25,613,383
	Benchmark Electronics, Inc.	158,610	13,013,951
#	Bentley Systems, Inc., Class B	87,849	2,865,634
*	Bill Holdings, Inc.	417,229	15,854,702
*	BK Technologies Corp.	17,076	1,645,443
*	Blackbaud, Inc.	144,668	5,377,310
#*	BlackLine, Inc.	257,897	8,059,281
#*	Box, Inc., Class A	691,511	16,734,566
#*	Braze, Inc., Class A	281,069	6,191,950
*	Calix, Inc.	246,284	10,728,131
*	CCC Intelligent Solutions Holdings, Inc.	2,325,740	12,186,878
#*	Cerence, Inc.	23,204	211,156
*	CEVA, Inc.	121,989	3,725,544
#*	Cipher Digital, Inc.	1,068,091	18,947,934
*	Cirrus Logic, Inc.	228,130	37,203,440
#*	Cleanspark, Inc.	1,006,478	12,611,169
	Clear Secure, Inc., Class A	357,929	19,109,829
#*	Clearfield, Inc.	50,846	1,468,941
#	Climb Global Solutions, Inc.	82,148	1,370,229
*	Coda Octopus Group, Inc.	8,061	91,170
	Cognex Corp.	515,901	28,637,665
*	Cohu, Inc.	210,441	9,964,381
*	Commvault Systems, Inc.	172,343	17,041,276
*	Comtech Telecommunications Corp.	76,467	269,164
#*	Consensus Cloud Solutions, Inc.	77,296	2,000,420
#*	Core Scientific, Inc.	128,114	2,562,280
*	Corsair Gaming, Inc.	55,563	377,273
*	CPS Technologies Corp.	23,724	116,959
#	Crane NXT Co.	242,783	10,847,544
*	Crexendo, Inc.	35,575	232,661
*	CS Disco, Inc.	176,482	764,167
	CSP, Inc.	50,132	465,726
	CTS Corp.	140,018	7,995,028
*	CVD Equipment Corp.	8,212	55,677
#*	Daily Journal Corp.	6,051	3,199,527
*	Daktronics, Inc.	219,140	4,308,292
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Data I/O Corp.	31,665	$85,812
#*	Diebold Nixdorf, Inc.	121,184	9,308,143
*	Digi International, Inc.	191,295	10,720,172
#*	Digi Power X, Inc.	108,415	365,359
*	Digital Turbine, Inc.	411,268	1,451,776
#*	DigitalOcean Holdings, Inc.	349,636	33,715,399
*	Diodes, Inc.	208,280	22,317,202
*	Docusign, Inc.	80,681	3,710,519
	Dolby Laboratories, Inc., Class A	237,456	15,230,428
*	Dropbox, Inc., Class A	721,056	17,514,450
*	DXC Technology Co.	876,640	9,923,565
*	Dynatrace, Inc.	234,436	8,488,928
*	Eastman Kodak Co.	358,346	4,776,752
#*	eGain Corp.	116,167	878,223
#*	Enphase Energy, Inc.	463,169	15,266,050
#*	EPAM Systems, Inc.	166,068	18,895,217
#	ePlus, Inc.	118,361	10,023,993
*	Everforth, Inc.	195,433	4,123,636
*	Everspin Technologies, Inc.	80,257	1,467,098
#*	Fastly, Inc., Class A	637,934	16,111,023
*	Five9, Inc.	156,506	2,691,903
*	FormFactor, Inc.	342,769	46,592,590
*	Frequency Electronics, Inc.	43,447	2,179,302
*	Freshworks, Inc., Class A	424,636	3,465,030
	Gen Digital, Inc.	200,648	3,870,500
*	Grid Dynamics Holdings, Inc.	119,605	680,552
*	GSI Technology, Inc.	26,333	196,181
*	Guidewire Software, Inc.	15,464	2,140,063
	Hackett Group, Inc.	192,896	2,490,287
*	Harmonic, Inc.	504,628	5,767,898
*	Hut 8 Corp. (HUT US)	6,871	520,684
#*	I3 Verticals, Inc., Class A	97,769	2,204,691
*	Ichor Holdings Ltd.	156,678	10,336,048
#*	indie Semiconductor, Inc., Class A	227,951	1,028,059
	Information Services Group, Inc.	174,055	710,144
#*	Inseego Corp.	35,861	653,746
*	Insight Enterprises, Inc.	142,847	10,413,546
*	Intapp, Inc.	191,175	4,291,879
*	Intellicheck, Inc.	7,013	56,034
#	InterDigital, Inc.	166,317	49,322,970
*	inTEST Corp.	57,279	1,070,545
*	IPG Photonics Corp.	188,729	22,443,653
187

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Itron, Inc.	206,302	$17,288,108
*	JFrog Ltd.	164,938	7,659,721
*	Key Tronic Corp.	48,645	138,152
*	Kimball Electronics, Inc.	107,714	2,909,355
#*	Klaviyo, Inc., Class A	300,790	6,042,871
*	Knowles Corp.	497,617	15,520,674
	Kulicke & Soffa Industries, Inc.	213,365	18,242,708
*	KVH Industries, Inc.	112,689	1,025,470
*	Kyndryl Holdings, Inc.	980,489	13,550,358
*	Lantronix, Inc.	175,793	1,179,571
*	Lattice Semiconductor Corp.	87,002	10,638,605
*	LGL Group, Inc.	15,751	109,469
#*	Life360, Inc.	31,351	1,350,915
	Littelfuse, Inc.	87,011	35,167,236
*	LiveRamp Holdings, Inc.	297,589	8,698,526
*	MACOM Technology Solutions Holdings, Inc.	46,557	13,110,917
*	Magnachip Semiconductor Corp.	156,700	532,780
*	Manhattan Associates, Inc.	107,864	14,873,367
#*	MARA Holdings, Inc.	1,058,332	12,689,401
*	MaxLinear, Inc.	359,504	25,434,908
	Methode Electronics, Inc.	157,402	1,262,364
#*	Mirion Technologies, Inc.	928,397	18,335,841
*	Mitek Systems, Inc.	200,687	2,801,591
	MKS, Inc.	97,148	27,565,745
*	M-Tron Industries, Inc.	11,797	787,804
*	N-able, Inc.	746,093	3,864,762
	Napco Security Technologies, Inc.	157,487	7,362,517
#*	Navitas Semiconductor Corp.	265,400	4,379,100
*	nCino, Inc.	516,664	9,031,287
#*	NCR Voyix Corp.	619,082	4,265,475
*	NETGEAR, Inc.	129,326	3,268,068
*	NetScout Systems, Inc.	324,714	10,942,862
#	Network-1 Technologies, Inc.	135,577	196,587
*	nLight, Inc.	143,636	10,032,975
#*	Novanta, Inc.	159,966	20,720,396
*	Nutanix, Inc., Class A	358,756	14,669,533
#	NVE Corp.	21,567	1,785,532
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	OneSpan, Inc.	166,883	$1,932,505
*	Onto Innovation, Inc.	135,674	40,031,970
*	Ooma, Inc.	87,810	1,433,059
*	Optical Cable Corp.	42,076	433,383
#*	OSI Systems, Inc.	77,783	22,317,498
#*	Ouster, Inc.	132,215	3,564,516
*	PagerDuty, Inc.	160,477	1,067,172
#*	PAR Technology Corp.	79,597	1,069,784
	PC Connection, Inc.	118,258	7,537,765
#*	PDF Solutions, Inc.	174,058	7,458,385
	Pegasystems, Inc.	578,849	21,156,931
#*	Penguin Solutions, Inc.	233,810	7,110,162
*	Photronics, Inc.	268,386	13,279,739
*	Plexus Corp.	140,129	35,113,525
#*	Porch Group, Inc.	447,346	4,307,942
#	Power Integrations, Inc.	251,163	18,262,062
#*	Powerfleet, Inc. NJ	596,092	1,919,416
*	Procore Technologies, Inc.	53,910	3,050,228
*	Progress Software Corp.	194,955	5,429,497
*	Q2 Holdings, Inc.	235,647	11,959,085
*	Qorvo, Inc.	288,521	27,184,449
*	Qualys, Inc.	161,547	14,043,281
*	QuickLogic Corp.	4,619	73,765
	Ralliant Corp.	158,032	7,180,974
#*	Rambus, Inc.	448,976	51,681,627
*	Red Violet, Inc.	42,708	1,598,560
*	RF Industries Ltd.	32,691	475,000
*	Ribbon Communications, Inc.	701,055	1,850,785
	Richardson Electronics Ltd.	55,605	800,712
*	Rimini Street, Inc.	88,191	300,731
#	RingCentral, Inc., Class A	305,210	12,275,546
#*	Riot Platforms, Inc.	1,615,534	27,851,806
*	Rogers Corp.	82,657	11,220,688
#*	SailPoint, Inc.	247,063	2,821,459
*	Sanmina Corp.	297,290	64,755,708
*»	Sapiens International Corp. NV	21,554	937,599
*	ScanSource, Inc.	116,160	4,776,499
#*	Semtech Corp.	110,351	11,592,373
*	SentinelOne, Inc., Class A	1,216,757	17,229,279
#*††	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	90,262	19,650,037
*	Silvaco Group, Inc.	11,684	119,294
*	SiTime Corp.	36,579	20,562,885
188

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	SkyWater Technology, Inc.	85,873	$2,739,349
#	Skyworks Solutions, Inc.	390,280	27,385,948
#*	SolarEdge Technologies, Inc.	98,139	4,206,238
*	SoundThinking, Inc.	10,561	72,026
#*	Sprinklr, Inc., Class A	627,292	3,086,277
*	SPS Commerce, Inc.	117,252	6,580,182
»	SRAX, Inc.	70,653	7,065
#*	Synaptics, Inc.	171,987	16,096,263
	TD SYNNEX Corp.	83,032	18,946,242
*	Telos Corp.	280,039	1,195,767
*	Tenable Holdings, Inc.	208,990	4,365,801
*	Teradata Corp.	402,374	10,602,555
*	TransAct Technologies, Inc.	9,470	31,535
*	Trio-Tech International	25,480	358,504
*	TTM Technologies, Inc.	568,946	90,018,636
*	Turtle Beach Corp.	75,602	870,935
*	Twilio, Inc., Class A	25	3,702
#*	UiPath, Inc., Class A	1,825,918	18,806,955
*	Ultra Clean Holdings, Inc.	137,515	10,746,797
*	Unisys Corp.	203,941	532,286
#*	Unity Software, Inc.	398,219	10,520,946
	Universal Display Corp.	180,190	15,692,747
*	Varonis Systems, Inc.	72,824	1,915,271
*	Veeco Instruments, Inc.	271,273	13,522,959
#*	Vertex, Inc., Class A	43,338	536,091
*	Viant Technology, Inc., Class A	44,467	482,912
*	Viasat, Inc.	172,122	11,344,561
*	Viavi Solutions, Inc.	696,900	36,517,560
	Vishay Intertechnology, Inc.	558,686	16,185,133
*	Vishay Precision Group, Inc.	54,589	3,298,267
*	Vistance Networks, Inc.	735,971	9,416,749
	Vontier Corp.	578,124	20,743,089
*	WidePoint Corp.	25,315	160,497
*	Xperi, Inc.	207,727	1,389,694
#*	Yext, Inc.	469,165	1,810,977
*	Zebra Technologies Corp., Class A	30,682	6,942,109
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Zeta Global Holdings Corp., Class A	819,612	$15,097,253
TOTAL INFORMATION TECHNOLOGY			2,368,343,218
MATERIALS — (4.9%)
	AdvanSix, Inc.	90,934	2,242,432
	Alcoa Corp.	609,832	38,901,183
#*	Alpha Metallurgical Resources, Inc.	57,734	10,764,504
*	Alto Ingredients, Inc.	125,212	691,170
#*	American Battery Technology Co.	111,500	376,870
*	American Vanguard Corp.	128,602	370,374
*	Ampco-Pittsburgh Corp.	6,318	68,993
	AptarGroup, Inc.	130,773	16,174,005
	Ardagh Metal Packaging SA	1,047,370	4,032,375
*	Arq, Inc.	118,861	269,814
*	Ascent Industries Co.	43,974	640,701
	Ashland, Inc.	192,071	10,229,701
*	Aspen Aerogels, Inc.	66,937	248,336
	Avient Corp.	407,056	15,093,636
*	Axalta Coating Systems Ltd.	834,798	23,741,655
	Balchem Corp.	146,242	23,635,632
	Cabot Corp.	265,626	20,442,577
#	Caledonia Mining Corp. PLC	54,264	1,242,646
	Celanese Corp.	245,697	16,648,429
*	Century Aluminum Co.	414,877	24,660,289
	CF Industries Holdings, Inc.	11,330	1,407,186
	Chemours Co.	572,170	15,419,982
*	Clearwater Paper Corp.	88,038	1,207,001
*	Cleveland-Cliffs, Inc.	2,292,205	23,380,491
*	Coeur Mining, Inc. CDE US	1,670,550	30,019,783
	Commercial Metals Co.	507,959	35,028,853
*	Compass Minerals International, Inc.	177,363	4,737,366
*	Contango Silver & Gold, Inc.	4,516	103,642
*	Core Molding Technologies, Inc.	41,022	1,105,543
	Crown Holdings, Inc.	193,089	18,982,580
#*	Dakota Gold Corp.	235,509	1,267,038
	Eagle Materials, Inc.	117,011	24,585,181
189

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Eastman Chemical Co.	307,798	$22,496,956
*	Ecovyst, Inc.	505,470	7,167,565
#	Element Solutions, Inc.	1,410,553	60,075,452
#	Ferroglobe PLC	408,602	1,895,913
*	Flotek Industries, Inc.	125,515	2,121,204
	Fortitude Gold Corp.	179,751	889,767
	Friedman Industries, Inc.	62,791	1,292,867
#	Graphic Packaging Holding Co.	376,927	3,592,114
	Greif, Inc. (GEF US), Class A	149,487	9,752,532
	Greif, Inc. (GEF/B US), Class B	23,507	1,886,202
	Hawkins, Inc.	97,378	16,305,946
#	HB Fuller Co.	240,782	14,572,127
#	Hecla Mining Co.	2,720,675	49,026,563
	Huntsman Corp.	702,847	10,099,911
*	Idaho Strategic Resources, Inc.	3,352	141,287
*	Ingevity Corp.	153,922	11,727,317
	Innospec, Inc.	109,683	8,364,426
*	Intrepid Potash, Inc.	58,815	2,327,310
*	Ivanhoe Electric, Inc.	114,134	1,464,339
	Kaiser Aluminum Corp.	71,987	12,268,744
*	Knife River Corp.	231,373	21,413,571
	Koppers Holdings, Inc.	87,080	3,555,476
	Kronos Worldwide, Inc.	218,642	1,626,696
	Louisiana-Pacific Corp.	309,471	22,340,711
*	LSB Industries, Inc.	317,727	4,734,132
*	Magnera Corp.	5,353	53,423
	Materion Corp.	96,495	17,736,746
	Mativ Holdings, Inc.	218,684	2,029,388
#*	McEwen, Inc.	264,273	5,729,439
	Mercer International, Inc.	128,912	144,381
*	Metallus, Inc.	237,776	4,574,810
	Minerals Technologies, Inc.	141,586	10,185,697
	Mosaic Co.	838,567	19,513,454
#*	MP Materials Corp.	427,179	28,210,901
	Myers Industries, Inc.	165,232	3,405,432
	NewMarket Corp.	34,767	23,489,281
	Nexa Resources SA	94,203	1,423,407
	Northern Technologies International Corp.	37,749	301,992
*	O-I Glass, Inc.	682,431	6,216,946
	Olin Corp.	408,974	11,647,580
		Shares	Value†
MATERIALS — (Continued)
	Orion SA	238,978	$1,797,115
*	Perimeter Solutions, Inc.	420,626	12,744,968
	Quaker Chemical Corp.	71,231	9,679,581
#*	Ramaco Resources, Inc. (METC US), Class A	197,357	2,930,751
	Ramaco Resources, Inc. (METCB US), Class B	11,948	119,719
*	Ranpak Holdings Corp.	327,584	1,667,403
*	Rayonier Advanced Materials, Inc.	293,848	2,788,618
††	Resolute Forest Products, Inc.	595,780	158,656
	Royal Gold, Inc.	42,974	10,029,272
	Ryerson Holding Corp.	258,815	7,171,764
	Scotts Miracle-Gro Co.	213,686	13,398,112
	Sensient Technologies Corp.	188,820	21,457,505
#	Silgan Holdings, Inc.	543,152	22,024,814
*	Smith-Midland Corp.	13,502	456,098
	Solstice Advanced Materials, Inc.	95,341	7,813,195
#	Sonoco Products Co.	368,065	18,388,527
	Stepan Co.	105,330	5,269,660
	SunCoke Energy, Inc.	379,762	2,589,977
	Sylvamo Corp.	153,091	6,541,578
*	Tredegar Corp.	154,125	1,479,600
	TriMas Corp.	181,385	6,714,873
	Tronox Holdings PLC	696,386	6,956,896
	U.S. Lime & Minerals, Inc.	132,855	14,304,498
	Warrior Met Coal, Inc.	199,918	17,962,632
#	Westlake Corp.	102,772	11,847,556
	Worthington Steel, Inc.	226,400	8,700,552
TOTAL MATERIALS			1,008,515,893
REAL ESTATE — (0.7%)
*	Alset, Inc.	312	471
*	AMREP Corp.	13,793	379,997
*	CKX Lands, Inc.	5,107	59,216
#*	Compass, Inc., Class A	2,207,560	16,711,229
*	Comstock Holding Cos., Inc.	31,146	498,336
*	Cushman & Wakefield Ltd.	945,550	13,275,522
190

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Douglas Elliman, Inc.	243,317	$489,067
#	eXp World Holdings, Inc.	400,200	2,489,244
*	Five Point Holdings LLC, Class A	105,036	523,079
*	Forestar Group, Inc.	211,482	5,976,481
*	FRP Holdings, Inc.	161,708	3,397,485
*	Howard Hughes Holdings, Inc.	202,373	12,601,767
*	Jones Lang LaSalle, Inc.	4,900	1,558,837
*»	JW Mays, Inc.	200	8,066
	Kennedy-Wilson Holdings, Inc.	419,645	4,574,131
	Marcus & Millichap, Inc.	173,912	4,833,015
*	Maui Land & Pineapple Co., Inc.	53,148	824,857
	Newmark Group, Inc., Class A	634,223	10,223,675
#*	Opendoor Technologies, Inc.	3,339,360	17,965,757
*	RE/MAX Holdings, Inc., Class A	50,993	545,625
	RMR Group, Inc., Class A	30,688	546,553
*	Seaport Entertainment Group, Inc.	43,708	974,251
	St. Joe Co.	259,783	16,774,188
*	Star Holdings	6,852	58,722
*	Stratus Properties, Inc.	35,306	1,068,360
*	Tejon Ranch Co.	121,107	2,370,064
*	Zillow Group, Inc. (Z US), Class C	331,851	14,734,184
#*	Zillow Group, Inc. (ZG US), Class A	93,269	4,160,730
TOTAL REAL ESTATE			137,622,909
UTILITIES — (2.6%)
	AES Corp.	1,902,411	27,489,839
	American States Water Co.	171,522	12,913,891
	Artesian Resources Corp., Class A	58,594	1,834,578
	Avista Corp.	364,578	14,984,156
	Black Hills Corp.	293,462	22,094,754
	California Water Service Group	263,158	11,115,794
	Chesapeake Utilities Corp.	103,641	13,071,203
		Shares	Value†
UTILITIES — (Continued)
#	Clearway Energy, Inc. (CWEN US), Class C	324,044	$13,078,416
	Clearway Energy, Inc. (CWENA US), Class A	131,562	5,319,052
	Consolidated Water Co. Ltd.	71,408	2,288,626
	Essential Utilities, Inc.	475,885	18,178,807
	Genie Energy Ltd., Class B	164,390	2,296,528
	Global Water Resources, Inc.	36,122	256,827
	H2O America	162,049	9,105,533
*	Hallador Energy Co.	187,917	2,918,351
#*	Hawaiian Electric Industries, Inc.	668,150	10,069,020
#	IDACORP, Inc.	178,716	26,403,502
	MDU Resources Group, Inc.	779,908	17,571,327
	MGE Energy, Inc.	174,495	13,997,989
	Middlesex Water Co.	81,974	4,170,837
*	Montauk Renewables, Inc.	131,049	191,332
	National Fuel Gas Co.	298,752	25,208,694
	New Jersey Resources Corp.	447,850	25,218,433
	Northwest Natural Holding Co.	167,899	8,898,647
	Northwestern Energy Group, Inc.	277,717	20,090,048
	OGE Energy Corp.	636,610	31,066,568
	ONE Gas, Inc.	248,106	22,136,017
	Ormat Technologies, Inc.	263,882	30,320,042
#	Otter Tail Corp.	225,432	20,117,552
#	Pinnacle West Capital Corp.	284,445	29,502,635
	Portland General Electric Co.	435,678	22,624,759
*	Pure Cycle Corp.	103,069	1,189,416
	RGC Resources, Inc.	32,430	737,134
	Southwest Gas Holdings, Inc.	283,813	26,692,613
	Spire, Inc.	262,276	23,914,326
*	Spruce Power Holding Corp.	14,484	48,232
	UGI Corp.	662,509	23,909,950
	Unitil Corp.	85,122	4,465,500
191

U.S. Small Cap Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co.	94,105	$2,730,927
TOTAL UTILITIES		548,221,855
TOTAL COMMON STOCKS		18,711,712,513
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*» TurnOnGreen, Inc. Warrants 06/26/2028	90,960	250
TOTAL RIGHTS/WARRANTS		250

MONEY MARKET FUNDS — (1.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	217,405,373	217,405,373
TOTAL INVESTMENT SECURITIES (Cost $11,251,243,273)			18,929,118,136
		Shares	Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§	The DFA Short Term Investment Fund	150,198,049	$1,737,040,436
TOTAL INVESTMENTS — (100.0%)
(Cost $12,988,431,462)			$20,666,158,572
As of April 30, 2026, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	612	06/18/26	$205,463,941	$221,658,750	$16,194,809
Total Futures Contracts			$205,463,941	$221,658,750	$16,194,809
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$476,546,010	$154,302	$1,637	$476,701,949
Consumer Discretionary	2,461,836,265	784,252	—	2,462,620,517
Consumer Staples	715,545,935	736,900	—	716,282,835
Energy	1,171,830,420	—	—	1,171,830,420
Financials	3,850,718,849	28,223	—	3,850,747,072
Health Care	1,936,312,158	13,561	1,087,145	1,937,412,864
Industrials	4,033,412,572	409	—	4,033,412,981
192

U.S. Small Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$2,367,398,554	$944,664	—	$2,368,343,218
Materials	1,008,357,237	—	$158,656	1,008,515,893
Real Estate	137,614,843	8,066	—	137,622,909
Utilities	548,221,855	—	—	548,221,855
Rights/Warrants
Industrials	—	250	—	250
Securities Lending Collateral	—	1,737,040,436	—	1,737,040,436
Money Market Funds	217,405,373	—	—	217,405,373
Total Investments in Securities	$18,925,200,071	$1,739,711,063	$1,247,438˂˃	$20,666,158,572
Financial Instruments
Assets
Futures Contracts**	16,194,809	—	—	16,194,809
Total Financial Instruments	$16,194,809	—	—	$16,194,809
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
193

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (92.5%)
COMMUNICATION SERVICES — (2.7%)
#*	Advantage Solutions, Inc.	12,157	$416,620
#*	AMC Global Media, Inc.	98,370	835,161
*	Angi, Inc.	78,538	576,469
#*	Anterix, Inc.	61,200	2,957,184
	Array Digital Infrastructure, Inc.	54,574	2,711,782
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	56,406	2,985,006
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	159,008	7,856,585
	ATN International, Inc.	54,961	1,535,061
*	Bandwidth, Inc., Class A	102,018	3,755,283
*	Boston Omaha Corp., Class A	93,667	1,125,877
*	Bumble, Inc., Class A	109,306	453,620
#*	Cable One, Inc.	15,488	1,416,997
*	Cargurus, Inc.	322,909	11,773,262
#*	Cars.com, Inc.	189,344	2,080,891
	Cinemark Holdings, Inc.	481,703	14,219,873
#*	Clear Channel Outdoor Holdings, Inc.	269,156	645,974
	CuriosityStream, Inc.	35,974	113,318
*	DHI Group, Inc.	70,842	169,312
*	DoubleVerify Holdings, Inc.	285,640	3,147,753
	Entravision Communications Corp., Class A	673,965	2,540,848
*	EverQuote, Inc., Class A	103,854	1,497,575
*	EW Scripps Co., Class A	252,642	1,210,155
#*	fuboTV, Inc., Class A	40,497	498,923
*	Gaia, Inc.	47,027	147,194
*	Gambling.com Group Ltd.	7,406	28,513
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc. (GLBKV US), Class C	93,604	$3,205,937
*	GCI Liberty, Inc. (GLIBA US), Class A	8,551	298,088
*	Gogo, Inc.	212,047	886,356
	Gray Media, Inc. GTN US	314,420	1,773,329
#	Gray Media, Inc. GTNA US, Class A	3,666	39,227
*	Grindr, Inc.	327,362	4,376,830
	IDT Corp., Class B	113,234	5,678,685
*	IMAX Corp.	213,929	8,133,581
	Iridium Communications, Inc.	320,134	12,507,635
	John Wiley & Sons, Inc. (WLY US), Class A	139,390	5,705,233
*	Liberty Global Ltd. (LBTYA US), Class A	338,923	3,924,728
*	Liberty Global Ltd. (LBTYK US), Class C	278,378	3,156,807
*	Liberty Latin America Ltd. (LILA US), Class A	126,483	1,027,042
*	Liberty Latin America Ltd. (LILAK US), Class C	665,774	5,532,582
*	Lionsgate Studios Corp.	67,497	839,663
*»	Machten, Inc.	97	582
*	Madison Square Garden Entertainment Corp.	131,144	8,776,156
*	Magnite, Inc.	414,377	5,310,241
	Marcus Corp.	87,298	1,538,191
*	MediaAlpha, Inc., Class A	138,256	1,176,559
	National CineMedia, Inc.	143,330	485,889
	Nexstar Media Group, Inc.	12,247	2,549,091
*»	Old Market Capital Corp.	52,507	220,529
194

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Optimum Communications, Inc., Class A	215,514	$340,512
††	Pegasus Cos., Inc.	32	2,182
*	PubMatic, Inc., Class A	69,942	684,033
*	QuinStreet, Inc.	198,590	2,534,008
*»	Reading International, Inc. (RDIB US), Class B	11,620	109,112
*	Reservoir Media, Inc.	71,222	716,493
	Saga Communications, Inc., Class A	22,689	255,932
#	Scholastic Corp.	81,580	3,292,569
	Shenandoah Telecommunications Co.	196,839	3,096,277
	Shutterstock, Inc.	133,369	2,156,577
	Sinclair, Inc.	149,724	2,328,208
*	Sphere Entertainment Co.	107,319	15,287,592
	Spok Holdings, Inc.	71,804	767,585
*	Stagwell, Inc.	425,257	2,666,361
*	Starz Entertainment Corp.	4,499	82,512
#*	TechTarget, Inc.	180,160	1,034,118
	Telephone & Data Systems, Inc.	325,306	14,658,288
*	Thryv Holdings, Inc.	13,071	46,794
	Townsquare Media, Inc., Class A	14,233	91,945
*	Travelzoo	42,530	416,369
#*	TripAdvisor, Inc.	136,852	1,523,163
#*	Uniti Group, Inc.	353,150	4,177,764
*	Urban One, Inc. UONEK US	4,788	22,982
*	USA TODAY Co., Inc.	504,224	3,645,540
*	Versant Media Group, Inc.	4,426	177,881
*	Yelp, Inc.	177,679	4,903,940
	Zedge, Inc., Class B	24,863	82,794
*	Ziff Davis, Inc.	130,301	5,962,574
*	ZoomInfo Technologies, Inc.	383,965	2,399,781
TOTAL COMMUNICATION SERVICES			215,306,083
CONSUMER DISCRETIONARY — (11.5%)
#*	1-800-Flowers.com, Inc., Class A	109,331	387,032
*	1stdibs.com, Inc.	28,131	130,247
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Abercrombie & Fitch Co., Class A	119,422	$10,192,668
	Academy Sports & Outdoors, Inc.	200,438	10,992,020
*	Accel Entertainment, Inc.	225,559	2,817,232
#	Acushnet Holdings Corp.	171,900	16,643,358
*	Adient PLC	253,802	5,342,532
#	Advance Auto Parts, Inc.	195,920	11,659,199
*	Allbirds, Inc., Class A	9,131	59,351
	AMCON Distributing Co.	8,655	768,998
	American Eagle Outfitters, Inc.	532,011	9,267,632
*	American Outdoor Brands, Inc.	51,578	485,349
*	American Public Education, Inc.	63,969	3,719,797
#*	America's Car-Mart, Inc.	28,916	353,064
	Arhaus, Inc.	151,503	1,121,122
*	Ark Restaurants Corp.	33,977	225,268
	Arko Corp.	182,729	1,206,011
*	Asbury Automotive Group, Inc.	36,077	7,348,524
#*	Bally's Corp.	7,282	96,996
#*	Barnes & Noble Education, Inc.	8,555	84,352
	Bassett Furniture Industries, Inc.	73,869	1,077,010
	Bath & Body Works, Inc.	327,503	6,366,658
*	Beazer Homes USA, Inc.	94,742	2,045,480
#*	Bed Bath & Beyond, Inc.	43,135	211,361
*	Biglari Holdings, Inc. (BH US), Class B	7,731	2,390,812
*	Biglari Holdings, Inc. (BH/A US), Class A	621	1,012,348
*	BJ's Restaurants, Inc.	98,449	3,780,442
	Bloomin' Brands, Inc.	198,291	1,209,575
*	Boot Barn Holdings, Inc.	43,668	7,486,879
*»	Bowl America, Inc.	55,406	0
*	Bright Horizons Family Solutions, Inc.	35,664	2,892,707
	Brunswick Corp.	118,188	9,390,037
	Buckle, Inc.	198,584	11,043,256
	Build-A-Bear Workshop, Inc.	47,273	1,746,265
195

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Caleres, Inc.	166,991	$2,187,582
*	Callaway Golf Co.	605,354	9,261,916
	Camping World Holdings, Inc., Class A	100,112	819,917
	Canterbury Park Holding Corp.	10,905	172,735
*	Capri Holdings Ltd.	391,111	7,630,576
*	CarMax, Inc.	121,386	4,771,684
	Carriage Services, Inc.	118,291	5,808,088
	Carter's, Inc.	22,480	811,978
*	Cato Corp., Class A	69,657	199,916
*	Cavco Industries, Inc.	29,042	14,724,294
	Century Communities, Inc.	144,153	8,075,451
*	Champion Homes, Inc.	101,697	7,752,362
#	Cheesecake Factory, Inc.	153,936	9,677,956
*	Citi Trends, Inc.	38,837	1,891,750
	Clarus Corp.	34,191	89,068
#	Columbia Sportswear Co.	148,422	9,041,868
#*	Cooper-Standard Holdings, Inc.	61,482	1,848,764
*	Coursera, Inc.	98,619	586,783
*	Covista, Inc.	264,753	30,504,841
#	Cricut, Inc., Class A	94,610	407,769
*	Crocs, Inc.	96,570	9,848,209
*	Culp, Inc.	149,674	492,427
	Dana, Inc.	511,292	18,636,593
*	Dauch Corp.	585,911	3,345,552
#*	Dave & Buster's Entertainment, Inc.	109,589	1,235,068
#	Designer Brands, Inc., Class A	107,337	805,027
*	Destination XL Group, Inc.	110,722	68,349
	Dine Brands Global, Inc.	30,392	844,290
*	Dorman Products, Inc.	106,859	12,022,706
#*	Dream Finders Homes, Inc., Class A	53,326	778,560
*	Driven Brands Holdings, Inc.	222,376	3,017,642
*	Duluth Holdings, Inc., Class B	23,636	77,999
*	Educational Development Corp.	3,317	4,644
*	El Pollo Loco Holdings, Inc.	159,414	2,155,277
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Envela Corp.	1,090	$19,195
	Escalade, Inc.	51,673	966,285
	Ethan Allen Interiors, Inc.	181,668	3,876,795
*	Etsy, Inc.	174,479	11,225,979
*	European Wax Center, Inc., Class A	63,897	370,603
*	Figs, Inc., Class A	521,601	7,803,151
*	First Watch Restaurant Group, Inc.	196,841	2,582,554
	Flanigan's Enterprises, Inc.	21,539	691,617
	Flexsteel Industries, Inc.	18,617	1,029,520
*	Floor & Decor Holdings, Inc., Class A	18,994	919,310
*	Fox Factory Holding Corp.	72,329	1,283,840
*	Frontdoor, Inc.	104,905	7,199,630
#*	Full House Resorts, Inc.	29,198	70,659
#*	Funko, Inc., Class A	30,279	133,530
	Garrett Motion, Inc.	607,991	15,570,649
*	Genesco, Inc.	34,077	1,209,393
	Gentex Corp.	229,220	5,297,274
*	Gentherm, Inc.	107,080	3,223,108
#*	GigaCloud Technology, Inc., Class A	48,794	2,170,845
#	G-III Apparel Group Ltd.	295,525	9,217,425
#*	Global Business Travel Group I	467,075	2,737,059
	Gold.com, Inc.	88,712	4,008,895
»	Golden Entertainment, Inc.	7,760	204,386
*	Goodyear Tire & Rubber Co.	939,488	6,651,575
	Graham Holdings Co., Class B	12,505	14,036,988
*	Grand Canyon Education, Inc.	43,927	7,426,738
*	Green Brick Partners, Inc.	151,865	10,241,776
	Group 1 Automotive, Inc.	8,056	2,874,945
#*	Groupon, Inc.	64,269	913,262
	H&R Block, Inc.	209,180	6,637,281
	Hamilton Beach Brands Holding Co., Class A	39,320	818,249
196

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Harley-Davidson, Inc.	224,089	$5,353,486
	Haverty Furniture Cos., Inc. (HVT US)	81,285	1,799,650
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	18,389	413,752
*	Hilton Grand Vacations, Inc.	186,622	8,765,635
*	Holley, Inc.	94,502	311,857
	Hooker Furnishings Corp.	26,305	319,606
*	Hovnanian Enterprises, Inc., Class A	18,395	2,068,334
*	Inspired Entertainment, Inc.	20,804	146,044
#	J Jill, Inc.	19,218	244,837
	JAKKS Pacific, Inc.	29,204	635,479
	Jerash Holdings U.S., Inc.	7,541	26,318
	Johnson Outdoors, Inc., Class A	50,741	2,670,499
	Kohl's Corp.	375,563	5,321,728
	Kontoor Brands, Inc.	205,389	15,067,337
*	Koss Corp.	4,843	20,970
#	Krispy Kreme, Inc.	381,728	1,504,008
*	Kura Sushi USA, Inc., Class A	36,763	2,024,538
#	Lakeland Industries, Inc.	35,035	356,306
*	Lands' End, Inc.	107,620	1,215,030
*	Latham Group, Inc.	156,047	947,205
*	Laureate Education, Inc.	774,687	23,314,205
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	166,529	5,785,217
	LCI Industries	78,509	9,359,843
	Lear Corp.	6,224	791,257
#*††	Lear Corp.	498,411	0
#*	Legacy Housing Corp.	49,684	1,080,627
	Leggett & Platt, Inc.	303,117	3,294,882
*	LGI Homes, Inc.	74,885	3,667,118
	Lifetime Brands, Inc.	67,974	458,824
*	Lincoln Educational Services Corp.	101,330	4,168,716
*	Lindblad Expeditions Holdings, Inc.	127,456	2,361,760
*	Live Ventures, Inc.	5,460	73,492
*	Lovesac Co.	21,025	332,405
*	M/I Homes, Inc.	91,152	11,985,576
	Macy's, Inc.	736,765	14,403,756
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Malibu Boats, Inc., Class A	69,633	$1,782,605
	Marine Products Corp.	149,233	1,181,925
*	MarineMax, Inc.	81,082	2,330,297
	Marriott Vacations Worldwide Corp.	112,201	8,079,594
*	MasterCraft Boat Holdings, Inc.	50,586	1,181,183
*	Mattel, Inc.	71,669	1,080,769
#	Matthews International Corp., Class A	80,610	2,300,609
*	Mister Car Wash, Inc.	383,649	2,716,235
	Monarch Casino & Resort, Inc.	27,353	3,246,528
#	Monro, Inc.	97,792	1,717,228
*	Motorcar Parts of America, Inc.	69,827	783,459
	Movado Group, Inc.	58,341	1,589,209
*	National Vision Holdings, Inc.	292,072	6,781,912
	Newell Brands, Inc.	689,100	2,811,528
»	Nobility Homes, Inc.	2,100	60,900
*	Ollie's Bargain Outlet Holdings, Inc.	10,999	951,523
	OneSpaWorld Holdings Ltd.	363,994	8,976,092
*	OneWater Marine, Inc., Class A	4,989	46,847
*	Outdoor Holding Co.	20,080	40,762
#	Oxford Industries, Inc.	55,765	2,388,973
#	Papa John's International, Inc.	110,429	3,996,426
	Patrick Industries, Inc.	116,225	10,808,925
*	Penn Entertainment, Inc.	52,898	923,599
	Perdoceo Education Corp.	410,255	13,924,055
#*	Petco Health & Wellness Co., Inc.	314,943	894,438
	Phinia, Inc.	117,219	8,457,351
*	Planet Fitness, Inc., Class A	322	21,468
	Polaris, Inc.	164,214	10,882,462
*	Pursuit Attractions & Hospitality, Inc.	60,709	2,554,635
	PVH Corp.	144,157	13,181,716
#*	QuantumScape Corp.	116,904	852,230
*	Rave Restaurant Group, Inc.	23,757	65,807
#	RCI Hospitality Holdings, Inc.	27,891	697,833
197

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Red Robin Gourmet Burgers, Inc.	15,638	$54,733
*	Revolve Group, Inc.	133,715	3,403,047
*	RH	32,442	4,281,046
	Rocky Brands, Inc.	27,022	990,897
*	Rush Street Interactive, Inc.	150,772	4,236,693
*	Sabre Corp.	24,097	44,098
*	Sally Beauty Holdings, Inc.	320,361	4,542,719
#*	Savers Value Village, Inc.	191,123	1,614,989
*	Shake Shack, Inc., Class A	71,310	7,306,423
	Shoe Carnival, Inc.	96,374	1,784,846
	Signet Jewelers Ltd.	151,527	13,490,449
*	Sleep Number Corp.	800	2,408
	Smith & Wesson Brands, Inc.	155,238	2,412,399
*	Solid Power, Inc.	46,632	160,880
	Sonic Automotive, Inc., Class A	81,608	6,426,630
*	Sonos, Inc.	386,990	5,739,062
	Standard Motor Products, Inc.	80,933	3,024,466
	Steven Madden Ltd.	238,360	8,952,802
*	Stitch Fix, Inc., Class A	384,524	1,399,667
*	Stoneridge, Inc.	173,113	1,211,791
	Strategic Education, Inc.	92,477	7,250,197
*	Strattec Security Corp.	14,748	1,109,934
*	Stride, Inc.	92,288	8,966,702
	Sturm Ruger & Co., Inc.	34,018	1,475,701
	Superior Group of Cos., Inc.	57,759	651,522
*	Sypris Solutions, Inc.	2,941	9,794
*	Target Hospitality Corp.	159,341	2,316,818
*	Taylor Morrison Home Corp.	144	8,747
	Thor Industries, Inc.	98,080	7,752,243
#*	Tilly's, Inc., Class A	30,271	123,203
	Travel & Leisure Co.	262,595	16,979,393
*	Tri Pointe Homes, Inc.	111,936	5,248,679
*	Udemy, Inc.	271,307	1,285,995
#*	Under Armour, Inc. (UA US), Class C	582,720	3,537,110
#*	Under Armour, Inc. (UAA US), Class A	633,206	3,982,866
*	Unifi, Inc.	55,603	202,395
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	United Parks & Resorts, Inc.	180,334	$6,356,773
*	Universal Electronics, Inc.	38,422	161,757
*	Universal Technical Institute, Inc.	190,013	7,131,188
	Upbound Group, Inc.	223,588	4,418,099
#	Vail Resorts, Inc.	72,379	9,205,161
#*	Valvoline, Inc.	277,976	9,237,142
*	Vera Bradley, Inc.	59,746	245,556
*	Victoria's Secret & Co.	242,185	12,552,449
	Visteon Corp.	79,410	8,870,891
#*	Warby Parker, Inc., Class A	324,804	7,184,664
#	Wendy's Co.	247,565	1,723,052
	Weyco Group, Inc.	52,529	1,732,932
#	Whirlpool Corp.	87,052	4,880,135
#	Wingstop, Inc.	10,088	1,655,037
#	Winmark Corp.	16,260	6,186,767
	Winnebago Industries, Inc.	92,955	3,031,263
	Wolverine World Wide, Inc.	222,374	3,784,805
*	WW International, Inc.	120	1,264
	Wyndham Hotels & Resorts, Inc.	44,537	3,624,421
#*	XPEL, Inc.	68,124	3,244,065
#*	YETI Holdings, Inc.	248,936	9,823,015
*	Zumiez, Inc.	59,965	1,473,340
TOTAL CONSUMER DISCRETIONARY			920,668,279
CONSUMER STAPLES — (3.3%)
	Alico, Inc.	54,009	2,247,314
	Andersons, Inc.	118,049	9,271,568
#	B&G Foods, Inc.	184,770	1,023,626
*	BellRing Brands, Inc.	132,280	2,354,584
*	Boston Beer Co., Inc. , Class A	23,104	5,476,572
*	Bridgford Foods Corp.	72,953	543,500
	Calavo Growers, Inc.	62,236	1,752,566
#	Cal-Maine Foods, Inc.	90,608	7,000,374
*	Central Garden & Pet Co. (CENT US)	23,849	882,890
*	Central Garden & Pet Co. (CENTA US), Class A	213,171	7,154,019
*	Chefs' Warehouse, Inc.	151,156	11,729,706
*	Coty, Inc., Class A	1,349,825	3,320,569
	Dole PLC	199,538	3,028,987
198

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Edgewell Personal Care Co.	127,032	$2,864,572
#*	elf Beauty, Inc.	78,667	5,032,328
#	Energizer Holdings, Inc.	172,980	3,386,948
*	FitLife Brands, Inc.	1,711	15,827
	Flowers Foods, Inc.	251,141	2,275,337
#*	Forafric Global PLC	5,000	50,000
	Fresh Del Monte Produce, Inc.	174,866	7,325,137
*	Freshpet, Inc.	136,903	9,224,524
#*	Grocery Outlet Holding Corp.	204,416	1,616,931
*	Herbalife Ltd.	298,630	4,957,258
*	Honest Co., Inc.	89,360	312,760
	Ingles Markets, Inc., Class A	50,716	4,638,992
	Interparfums, Inc.	92,535	8,441,043
	J&J Snack Foods Corp.	48,011	4,237,451
	John B Sanfilippo & Son, Inc.	31,722	2,594,542
#	Lifevantage Corp.	26,845	135,567
*	Lifeway Foods, Inc.	43,788	1,175,270
	Limoneira Co.	57,754	735,208
*	Mama's Creations, Inc.	97,553	1,384,277
	Marzetti Co.	43,991	5,731,147
#*	Medifast, Inc.	21,334	231,901
	MGP Ingredients, Inc.	69,390	1,383,637
#*	Mission Produce, Inc.	224,882	3,116,864
*	National Beverage Corp.	216,640	7,413,421
*	Natural Alternatives International, Inc.	67,137	179,256
	Natural Grocers by Vitamin Cottage, Inc.	82,234	2,381,497
*	Nature's Sunshine Products, Inc.	120,262	3,266,316
*	Niagen Bioscience, Inc.	34,838	164,784
	Nu Skin Enterprises, Inc., Class A	96,687	705,815
	Oil-Dri Corp. of America	97,478	7,111,020
*	Post Holdings, Inc.	73,384	7,686,974
	PriceSmart, Inc.	117,343	18,413,464
#	Reynolds Consumer Products, Inc.	272,098	5,705,895
*	Rocky Mountain Chocolate Factory, Inc.	50,677	124,159
	Seaboard Corp.	1,634	9,290,810
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Seneca Foods Corp. (SENEA US), Class A	40,165	$5,617,477
*»	Seneca Foods Corp. (SENEB US), Class B	11,120	1,546,014
*	Simply Good Foods Co.	244,121	3,263,898
	Spectrum Brands Holdings, Inc.	10,611	876,469
#	Tootsie Roll Industries, Inc.	159,340	6,727,335
»	TreeHouse Foods, Inc.	127,838	246,727
	Turning Point Brands, Inc.	88,044	7,103,390
*	United Natural Foods, Inc.	197,324	9,870,146
	United-Guardian, Inc.	32,274	226,886
	Universal Corp.	91,708	4,913,715
*	USANA Health Sciences, Inc.	14,910	284,035
	Utz Brands, Inc.	48,370	385,025
	Village Super Market, Inc., Class A	55,634	2,397,269
#*	Vita Coco Co., Inc.	160,158	10,568,826
#*	Vital Farms, Inc.	169,909	2,319,258
	WD-40 Co.	47,334	9,938,247
	Weis Markets, Inc.	175,534	12,318,976
*	Willamette Valley Vineyards, Inc.	3,868	10,985
TOTAL CONSUMER STAPLES			267,711,885
ENERGY — (6.7%)
*	Amplify Energy Corp.	129,027	825,773
	Archrock, Inc.	672,069	26,042,674
	Ardmore Shipping Corp.	147,666	2,616,642
#	Atlas Energy Solutions, Inc.	159,500	2,772,110
*	BKV Corp.	153,746	4,847,611
#	Borr Drilling Ltd.	982,737	5,925,904
	Bristow Group, Inc.	103,931	5,106,130
	Cactus, Inc., Class A	132,228	7,367,744
	California Resources Corp.	171,141	11,682,085
*	Calumet, Inc.	20,827	681,459
#*	Centrus Energy Corp., Class A	64,228	13,549,539
*	Clean Energy Fuels Corp.	694,704	1,597,819
199

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	CNX Resources Corp.	289,068	$11,247,636
*	Comstock Resources, Inc.	498	8,675
#*	Comstock, Inc.	69,306	227,324
	Core Laboratories, Inc.	115,692	1,694,888
	Core Natural Resources, Inc.	64,193	5,760,680
	Crescent Energy Co., Class A	887,109	11,931,616
*	CVR Energy, Inc.	279,440	9,260,642
	Delek U.S. Holdings, Inc.	39,632	1,846,455
	DHT Holdings, Inc.	610,270	11,277,790
*	DMC Global, Inc.	56,568	349,590
	Dorian LPG Ltd.	154,736	5,965,073
*	Drilling Tools International Corp.	80	276
	Energy Services of America Corp.	48,914	831,538
	Epsilon Energy Ltd.	40,370	256,753
	Evolution Petroleum Corp.	95,582	458,794
	Excelerate Energy, Inc., Class A	74,396	2,596,420
*	Expro Group Holdings NV	353,419	6,435,760
	Flowco Holdings, Inc., Class A	9,537	236,804
*	Forum Energy Technologies, Inc.	33,141	2,083,575
	FutureFuel Corp.	141,104	702,698
*	Geospace Technologies Corp.	106,860	977,769
*	Gevo, Inc.	917	1,752
*	Gran Tierra Energy, Inc. (GTE US)	39,701	367,631
	Granite Ridge Resources, Inc.	176,467	1,064,096
*	Green Plains, Inc.	229,181	3,983,166
*	Gulfport Energy Corp.	67,786	13,051,516
*	Helix Energy Solutions Group, Inc.	614,763	6,362,797
	Helmerich & Payne, Inc.	324,229	13,092,367
*	Innovex International, Inc.	221,169	6,141,863
	International Seaways, Inc.	181,677	15,070,107
	Kodiak Gas Services, Inc.	249,329	16,904,506
*	Kosmos Energy Ltd.	1,384,100	4,263,028
	Liberty Energy, Inc.	437,057	14,768,156
		Shares	Value†
ENERGY — (Continued)
	Magnolia Oil & Gas Corp., Class A	369,756	$11,181,421
*	Mammoth Energy Services, Inc.	72,149	206,346
	Mexco Energy Corp.	1,906	18,793
*	MIND Technology, Inc.	4,943	30,696
	Murphy Oil Corp.	318,214	13,288,617
*	Nabors Industries Ltd.	37,393	3,836,896
	NACCO Industries, Inc., Class A	37,615	1,812,291
*	National Energy Services Reunited Corp.	183,720	4,581,977
	Natural Gas Services Group, Inc.	59,260	2,411,289
#	Next Bridge Hydrocarbons, Inc.	18,077	0
#	Noble Corp. PLC	151,461	7,729,055
	Nordic American Tankers Ltd.	677,423	3,780,020
#	Northern Oil & Gas, Inc.	281,756	7,652,493
*	Oceaneering International, Inc.	361,792	13,581,672
*	Oil States International, Inc.	211,190	2,424,461
*	OPAL Fuels, Inc., Class A	5,118	11,055
*	Par Pacific Holdings, Inc.	227,036	14,909,454
	Patterson-UTI Energy, Inc.	1,223,452	14,950,583
	PBF Energy, Inc., Class A	254,311	11,026,925
	Peabody Energy Corp.	395,196	10,535,925
*	PEDEVCO Corp.	735	11,745
*	PrimeEnergy Resources Corp.	3,715	823,207
*	ProFrac Holding Corp., Class A	75,225	567,197
*	ProPetro Holding Corp.	400,842	6,866,424
	Ranger Energy Services, Inc., Class A	63,185	1,103,210
*	REX American Resources Corp.	135,585	6,575,873
	Riley Exploration Permian, Inc.	63,602	2,300,484
	RPC, Inc.	697,524	5,496,489
200

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	SandRidge Energy, Inc.	51,951	$807,838
	Scorpio Tankers, Inc.	181,045	14,724,390
*	SEACOR Marine Holdings, Inc.	85,179	647,360
*	Seadrill Ltd.	194,355	9,657,500
	Select Water Solutions, Inc.	392,491	6,566,374
	SFL Corp. Ltd.	662,419	7,637,691
	SM Energy Co.	525,154	16,295,501
	Smart Sand, Inc.	103,559	570,610
	Solaris Energy Infrastructure, Inc.	110,164	8,134,510
*	Talos Energy, Inc.	560,479	8,922,826
	Teekay Corp. Ltd.	309,582	4,136,016
	Teekay Tankers Ltd., Class A	111,593	8,765,630
*	TETRA Technologies, Inc.	467,781	4,453,275
*	Tidewater, Inc.	183,494	16,391,519
*	Transocean Ltd.	392,726	2,678,391
	VAALCO Energy, Inc.	309,753	2,035,077
*	Valaris Ltd.	132,266	13,488,487
#	Vitesse Energy, Inc.	70,515	1,322,861
	W&T Offshore, Inc.	35,424	149,135
	Weatherford International PLC	28,092	3,099,952
	World Kinect Corp.	355,527	9,588,563
TOTAL ENERGY			540,025,335
FINANCIALS — (20.7%)
	1st Source Corp.	129,104	9,493,017
*	Acacia Research Corp.	145,995	741,655
	Acadian Asset Management, Inc.	146,922	9,895,197
	ACNB Corp.	31,966	1,620,357
*	Affinity Bancshares, Inc.	1,853	41,544
	Alerus Financial Corp.	86,776	2,337,745
*	AlTi Global, Inc.	18,616	65,901
	Amalgamated Financial Corp.	104,472	4,270,815
	Amerant Bancorp, Inc.	99,253	2,279,841
	American Coastal Insurance Corp.	73,802	878,244
	Ameris Bancorp	174,338	14,862,314
	AMERISAFE, Inc.	68,788	2,084,276
	AmeriServ Financial, Inc.	111,291	440,712
	Ames National Corp.	30,073	847,457
	Arrow Financial Corp.	94,463	3,480,962
		Shares	Value†
FINANCIALS — (Continued)
#	Artisan Partners Asset Management, Inc., Class A	297,594	$11,141,919
	Associated Banc-Corp.	501,426	14,120,156
	Associated Capital Group, Inc., Class A	7,788	306,458
	Assured Guaranty Ltd.	82,413	6,749,625
	Atlantic American Corp.	7,131	18,469
	Atlantic Union Bankshares Corp.	528,453	19,896,255
*	Atlanticus Holdings Corp.	46,445	3,688,197
	Auburn National BanCorp, Inc.	12,735	305,258
*	Axos Financial, Inc.	174,286	16,808,142
*	Bakkt, Inc.	618	5,327
#*	Baldwin Insurance Group, Inc.	200,823	4,562,699
	Banc of California, Inc.	434,868	8,145,078
	BancFirst Corp.	186,286	20,791,380
*	Bancorp, Inc.	288,894	17,284,528
	Bank First Corp.	18,318	2,661,789
	Bank of Hawaii Corp.	128,423	10,210,913
	Bank of Marin Bancorp	59,211	1,518,170
	Bank of NT Butterfield & Son Ltd.	169,723	9,411,140
	Bank OZK	105,071	5,060,219
	Bank7 Corp.	13,854	594,891
	BankUnited, Inc.	258,267	12,004,250
	Bankwell Financial Group, Inc.	27,461	1,420,283
	Banner Corp.	169,519	11,342,516
	Bar Harbor Bankshares	58,703	2,010,578
	BayCom Corp.	45,730	1,370,985
	BCB Bancorp, Inc.	90,649	920,087
	Beacon Financial Corp.	275,572	7,862,069
	BGC Group, Inc., Class A	1,016,280	11,412,824
	Blue Ridge Bankshares, Inc.	36,948	126,732
*	Bowhead Specialty Holdings, Inc.	32,344	769,140
	Bread Financial Holdings, Inc.	193,285	16,386,702
*	Bridgewater Bancshares, Inc.	50,016	906,790
201

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Brighthouse Financial, Inc.	183,207	$11,406,468
	Burke & Herbert Financial Services Corp.	35,538	2,285,449
	Business First Bancshares, Inc.	83,405	2,283,629
*	BV Financial, Inc.	8,858	173,440
	Byline Bancorp, Inc.	162,932	5,238,264
	C&F Financial Corp.	12,209	912,623
	California BanCorp	30,453	569,167
*»	California First Leasing Corp.	5,329	141,485
	Camden National Corp.	62,435	3,007,494
	Capital Bancorp, Inc.	29,248	921,020
	Capital City Bank Group, Inc.	86,388	3,988,534
#	Capitol Federal Financial, Inc.	468,575	3,598,656
*	Carter Bankshares, Inc.	77,498	1,983,949
	Cass Information Systems, Inc.	47,474	2,245,045
	Cathay General Bancorp	213,069	11,938,256
	CB Financial Services, Inc.	2,538	89,287
	Central Pacific Financial Corp.	93,801	3,121,697
	CF Bankshares, Inc.	4,635	135,806
	Chemung Financial Corp.	13,405	890,226
	ChoiceOne Financial Services, Inc.	20,728	622,462
	Citizens & Northern Corp.	45,902	1,013,516
	Citizens Community Bancorp, Inc.	17,524	363,623
	Citizens Financial Services, Inc.	484	30,569
#*	Citizens, Inc.	84,504	456,322
	City Holding Co.	56,960	7,003,802
	Civista Bancshares, Inc.	55,916	1,390,631
	CNB Financial Corp.	108,609	3,299,541
	CNO Financial Group, Inc.	95,064	4,225,595
*	Coastal Financial Corp.	52,915	4,001,432
	Cohen & Co., Inc.	639	15,004
	Cohen & Steers, Inc.	141,024	9,912,577
	Colony Bankcorp, Inc.	39,890	791,418
		Shares	Value†
FINANCIALS — (Continued)
*	Columbia Financial, Inc.	224,390	$4,315,020
	Community Financial System, Inc.	155,513	9,853,304
	Community Trust Bancorp, Inc.	109,404	7,103,602
	Community West Bancshares	93,778	2,224,414
	ConnectOne Bancorp, Inc.	181,290	5,297,294
*	Consumer Portfolio Services, Inc.	119,526	1,085,296
	Crawford & Co. (CRD/A US), Class A	213,078	2,288,458
	Crawford & Co. (CRD/B US), Class B	25,338	254,140
#*	Credit Acceptance Corp.	11,267	5,688,821
*	Customers Bancorp, Inc.	116,871	8,913,751
	CVB Financial Corp.	529,426	10,784,408
*	Dave, Inc.	39,668	10,789,299
	DigitalBridge Group, Inc.	363,822	5,661,070
	Dime Community Bancshares, Inc.	161,479	5,795,481
	Donegal Group, Inc. (DGICA US), Class A	79,432	1,336,046
	Donegal Group, Inc. (DGICB US), Class B	34,951	672,807
*	Donnelley Financial Solutions, Inc.	93,332	4,694,600
	Eagle Bancorp Montana, Inc.	10,674	236,109
	Eagle Bancorp, Inc.	99,460	2,571,041
	Eagle Financial Services, Inc.	658	24,793
	Eastern Bankshares, Inc.	520,375	10,527,186
*	eHealth, Inc.	20,046	41,295
	Employers Holdings, Inc.	119,334	5,026,348
	Enact Holdings, Inc.	5,165	220,700
*	Encore Capital Group, Inc.	148,739	12,311,127
*	Enova International, Inc.	181,557	30,757,571
	Enterprise Financial Services Corp.	135,780	7,850,800
202

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Equity Bancshares, Inc., Class A	65,071	$2,950,319
#	Esquire Financial Holdings, Inc.	30,049	3,158,751
*	Euronet Worldwide, Inc.	118,657	8,588,394
	EVERTEC, Inc.	226,625	6,692,236
#*	EZCORP, Inc., Class A	199,511	6,539,971
	F&G Annuities & Life, Inc.	64,127	1,836,597
	Farmers & Merchants Bancorp, Inc.	13,457	360,378
	Farmers National Banc Corp.	157,660	2,218,276
*	FB Bancorp, Inc.	10,056	140,583
	FB Financial Corp.	170,049	9,194,549
#	Federal Agricultural Mortgage Corp. (AGM US), Class C	32,293	5,612,523
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	4,105	552,841
	Federated Hermes, Inc.	238,078	13,829,951
	Fidelis Insurance Holdings Ltd.	199,071	4,206,370
	Fidelity D&D Bancorp, Inc.	657	29,624
*	Finance of America Cos., Inc., Class A	6,353	125,472
	Financial Institutions, Inc.	70,174	2,390,828
	Finward Bancorp	1,002	32,244
*	Finwise Bancorp	10,382	161,440
	First BanCorp	1,330,998	32,316,631
	First Bancorp, Inc.	65,183	1,855,108
	First Bancorp/Southern Pines NC	152,903	8,828,619
	First Bank	74,565	1,106,545
	First Busey Corp.	325,194	8,520,083
	First Business Financial Services, Inc.	33,095	1,859,939
	First Capital, Inc.	1,364	73,765
	First Commonwealth Financial Corp.	570,127	10,496,038
	First Community Bankshares, Inc.	90,732	3,866,998
	First Community Corp.	18,879	559,007
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bancorp	450,423	$13,638,808
	First Financial Bankshares, Inc.	76,718	2,475,690
	First Financial Corp.	60,931	4,001,339
#	First Hawaiian, Inc.	399,183	10,889,712
	First Internet Bancorp	32,248	739,124
#	First Interstate BancSystem, Inc., Class A	317,686	11,274,676
	First Merchants Corp.	236,436	9,561,472
	First Mid Bancshares, Inc.	79,409	3,342,325
	First National Corp.	10,570	282,430
	First Northwest Bancorp	21,478	214,780
	First United Corp.	24,024	892,732
*	First Western Financial, Inc.	13,622	385,639
*	Firstsun Capital Bancorp	71,560	2,530,362
	Five Star Bancorp	38,756	1,567,680
	Flagstar Bank NA	748,654	10,458,696
	Flushing Financial Corp.	124,268	2,003,200
*	Flywire Corp.	336,485	4,545,912
	Franklin Financial Services Corp.	1,419	79,961
	FS Bancorp, Inc.	37,285	1,515,262
	Fulton Financial Corp.	727,107	15,698,240
	FVCBankcorp, Inc.	13,400	209,844
*	GBank Financial Holdings, Inc.	2,958	87,113
	GCM Grosvenor, Inc., Class A	148,237	1,618,748
*	Genworth Financial, Inc.	1,730,073	15,207,342
	German American Bancorp, Inc.	132,638	5,712,719
#	Glacier Bancorp, Inc.	146,144	7,168,363
#*	Goosehead Insurance, Inc., Class A	92,270	4,132,773
	Great Southern Bancorp, Inc.	80,425	5,486,593
*	Green Dot Corp., Class A	204,491	2,566,362
	Greene County Bancorp, Inc.	2,096	50,409
*	Greenlight Capital Re Ltd., Class A	124,984	2,289,707
*	Hagerty, Inc., Class A	31,222	317,216
	Hamilton Insurance Group Ltd., Class B	107,743	3,530,738
203

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Lane, Inc., Class A	218	$20,054
	Hancock Whitney Corp.	138,684	9,362,557
	Hanmi Financial Corp.	104,826	3,135,346
	Hanover Bancorp, Inc.	1,750	41,510
	Hawthorn Bancshares, Inc.	19,768	664,600
	HBT Financial, Inc.	98,742	2,741,078
	HCI Group, Inc.	42,932	6,593,067
	Heritage Financial Corp.	151,454	4,168,014
*	Heritage Global, Inc.	53,201	72,353
*	Heritage Insurance Holdings, Inc.	112,043	3,285,101
#	Hingham Institution For Savings	13,877	3,943,843
*	Hippo Holdings, Inc.	41,777	1,099,988
	Home Bancorp, Inc.	28,989	1,802,826
	Home BancShares, Inc.	99,229	2,666,283
	HomeTrust Bancshares, Inc.	60,809	2,777,147
	Hope Bancorp, Inc.	407,791	5,076,998
	Horace Mann Educators Corp.	227,243	10,325,922
	Horizon Bancorp, Inc.	166,579	3,015,080
	Independent Bank Corp. (IBCP US)	74,229	2,465,145
	Independent Bank Corp. (INDB US)	123,114	9,601,661
	International Bancshares Corp.	222,482	15,960,859
*	International Money Express, Inc.	89,356	1,421,654
	Investar Holding Corp.	25,715	712,563
	Investors Title Co.	6,767	1,602,290
	Isabella Bank Corp.	292	11,625
	James River Group Holdings, Inc.	50,136	310,843
	Kearny Financial Corp.	211,022	1,696,617
	Kemper Corp.	177,924	5,994,260
*	Kentucky First Federal Bancorp	40,640	184,099
*	Kestrel Group Ltd.	11,877	115,444
	Kingstone Cos., Inc.	34,059	567,764
	Lake Shore Bancorp, Inc.	5,706	92,780
	Lakeland Financial Corp.	95,866	5,801,810
		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	22,569	$598,530
	Lazard, Inc.	60,212	2,920,282
	LCNB Corp.	37,742	611,798
*	LendingClub Corp.	423,417	7,227,728
*	LendingTree, Inc.	46,962	2,328,846
	LINKBANCORP, Inc.	29,198	253,731
	Live Oak Bancshares, Inc.	164,964	6,202,646
*	loanDepot, Inc., Class A	36,482	56,547
	Magyar Bancorp, Inc.	25,049	435,853
	MainStreet Bancshares, Inc.	8,766	205,300
	MarketWise, Inc.	500	8,410
*	Marqeta, Inc., Class A	1,323,608	5,744,459
#	Mechanics Bancorp, Class A	103,856	1,533,434
	Mercantile Bank Corp.	63,561	3,261,315
#	Merchants Bancorp	139,901	6,510,993
	Mercury General Corp.	203,957	19,847,056
	Meridian Corp.	24,419	459,566
	Metrocity Bankshares, Inc.	63,666	2,036,675
#	Metropolitan Bank Holding Corp.	30,931	2,732,754
	Mid Penn Bancorp, Inc.	51,616	1,701,780
	Midland States Bancorp, Inc.	68,539	1,782,699
	Moelis & Co., Class A	113,785	7,409,679
	MVB Financial Corp.	43,884	1,146,689
	National Bank Holdings Corp., Class A	192,203	8,207,068
	National Bankshares, Inc.	11,833	423,562
	Navient Corp.	312,266	2,885,338
	NB Bancorp, Inc.	42,355	831,429
	NBT Bancorp, Inc.	210,898	9,214,134
*	NCR Atleos Corp.	235,125	10,434,847
	Nelnet, Inc., Class A	63,483	8,995,541
*	NerdWallet, Inc., Class A	134,974	1,463,118
*	NI Holdings, Inc.	44,556	573,881
	Nicolet Bankshares, Inc.	69,264	10,145,791
*	NMI Holdings, Inc.	339,350	13,136,238
	Northeast Bank	30,166	3,751,142
	Northeast Community Bancorp, Inc.	24,473	587,230
204

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	153,598	$2,142,692
	Northrim BanCorp, Inc.	169,100	4,148,023
	Northwest Bancshares, Inc.	757,631	10,478,037
	Norwood Financial Corp.	25,692	752,005
	Oak Valley Bancorp	13,005	430,205
	OceanFirst Financial Corp.	203,729	3,885,112
*	Octave Specialty Group, Inc.	59,993	265,769
	OFG Bancorp	349,111	16,045,142
	Ohio Valley Banc Corp.	16,642	740,735
	Old Second Bancorp, Inc.	167,910	3,460,625
*	Onity Group, Inc.	28,093	1,292,559
	OP Bancorp	29,648	425,152
*	Oportun Financial Corp.	47,942	291,967
	Oppenheimer Holdings, Inc., Class A	37,205	4,259,228
*	OppFi, Inc.	83,415	793,277
*	OptimumBank Holdings, Inc.	3,264	17,821
	Orange County Bancorp, Inc.	10,293	350,991
	Origin Bancorp, Inc.	80,493	3,768,682
	Orrstown Financial Services, Inc.	63,477	2,332,145
#*	Oscar Health, Inc., Class A	511,788	9,447,606
*	Palomar Holdings, Inc.	90,253	10,864,656
	Park National Corp.	59,869	10,308,843
	Parke Bancorp, Inc.	30,979	932,778
	Pathfinder Bancorp, Inc.	100	1,390
	Pathward Financial, Inc.	206,620	17,942,881
*	Paymentus Holdings, Inc., Class A	147,336	4,132,775
*	Payoneer Global, Inc.	843,964	4,202,941
*	Paysafe Ltd.	156,602	1,415,682
#*	Paysign, Inc.	64,768	424,878
	PCB Bancorp	37,436	903,331
	Peapack-Gladstone Financial Corp.	77,448	3,233,454
	PennyMac Financial Services, Inc.	13,489	1,217,922
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp of North Carolina, Inc.	19,492	$768,375
	Peoples Bancorp, Inc.	145,710	5,012,424
	Peoples Financial Services Corp.	22,882	1,303,359
#	Perella Weinberg Partners	155,637	3,539,185
*	Pioneer Bancorp, Inc.	29,009	412,798
	Piper Sandler Cos.	97,364	8,490,141
	Plumas Bancorp	12,900	658,029
*	Ponce Financial Group, Inc.	59,207	1,033,754
*	PRA Group, Inc.	134,864	2,938,687
	Preferred Bank	54,089	5,123,851
	Primis Financial Corp.	77,397	1,134,640
	Princeton Bancorp, Inc.	3,719	133,029
*	Priority Technology Holdings, Inc.	89,245	462,289
*	ProAssurance Corp.	31,162	769,701
	PROG Holdings, Inc.	160,864	5,763,757
	Provident Financial Holdings, Inc.	63,677	1,092,697
	Provident Financial Services, Inc.	493,673	11,196,504
	QCR Holdings, Inc.	81,015	7,325,376
	Radian Group, Inc.	120,729	4,325,720
	RBB Bancorp	49,141	1,185,281
	Red River Bancshares, Inc.	11,199	1,016,085
	Regional Management Corp.	46,531	1,737,933
*	Remitly Global, Inc.	402,914	8,819,787
	Renasant Corp.	297,729	11,876,410
*	Repay Holdings Corp.	216,266	819,648
	Republic Bancorp, Inc., Class A	148,567	11,250,979
	Richmond Mutual BanCorp, Inc.	9,121	144,294
	Riverview Bancorp, Inc.	68,411	354,369
	RLI Corp.	5,617	290,792
*	Root, Inc., Class A	1,234	67,228
	S&T Bancorp, Inc.	160,153	7,067,552
	Safety Insurance Group, Inc.	84,073	6,318,927
	SB Financial Group, Inc.	12,825	267,273
	Seacoast Banking Corp. of Florida	316,624	9,964,157
*	Security National Financial Corp., Class A	78,386	768,183
205

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Selective Insurance Group, Inc.	31,570	$2,650,302
	ServisFirst Bancshares, Inc.	45,735	3,641,421
#*	Sezzle, Inc.	73,786	5,873,366
	Shore Bancshares, Inc.	85,233	1,644,997
*	Siebert Financial Corp.	11,146	19,506
	Sierra Bancorp	70,089	2,528,811
	Silvercrest Asset Management Group, Inc., Class A	29,949	393,829
	Simmons First National Corp., Class A	633,197	13,461,768
*	SiriusPoint Ltd.	538,469	12,605,559
*	Skyward Specialty Insurance Group, Inc.	114,000	5,181,300
	SLM Corp.	93,065	2,147,940
	SmartFinancial, Inc.	59,359	2,489,516
	Sound Financial Bancorp, Inc.	705	29,011
	South Plains Financial, Inc.	49,229	2,022,327
*	Southern First Bancshares, Inc.	34,226	1,926,924
	Southern Missouri Bancorp, Inc.	39,070	2,666,137
	Southside Bancshares, Inc.	108,826	3,594,523
#	SR Bancorp, Inc.	14,286	275,863
	Stellar Bancorp, Inc.	145,734	5,473,769
*††	Sterling Bancorp, Inc.	108,433	0
	Stewart Information Services Corp.	165,191	11,561,718
	Stock Yards Bancorp, Inc.	144,346	10,440,546
*	StoneX Group, Inc.	148,077	15,700,604
*	Summit State Bank	3,397	46,709
*	Texas Capital Bancshares, Inc.	181,601	18,287,221
	TFS Financial Corp.	70,269	1,056,846
*	Third Coast Bancshares, Inc.	28,729	1,072,741
	Timberland Bancorp, Inc.	66,624	2,656,965
	Tiptree, Inc.	215,405	3,713,582
	Tompkins Financial Corp.	53,021	4,468,080
	Towne Bank	288,969	10,275,738
	TriCo Bancshares	119,234	5,993,893
		Shares	Value†
FINANCIALS — (Continued)
*	Triumph Financial, Inc.	124,493	$8,425,686
*	Trupanion, Inc.	58,484	1,403,031
	TrustCo Bank Corp.	64,400	3,065,440
	Trustmark Corp.	207,671	9,214,362
*	TWFG, Inc.	25,234	468,848
	U.S. Global Investors, Inc., Class A	10,779	28,349
*††	Unico American Corp.	95,372	1,240
	Union Bankshares, Inc.	15,310	378,004
	United Bancorp, Inc.	2,991	48,993
	United Bancshares, Inc.	5,483	206,545
	United Bankshares, Inc.	105,564	4,624,759
	United Community Banks, Inc.	229,109	7,636,203
	United Fire Group, Inc.	124,588	5,023,388
	Unity Bancorp, Inc.	35,569	1,859,547
	Universal Insurance Holdings, Inc.	180,246	7,143,149
	Univest Financial Corp.	104,337	3,963,763
#*	Upstart Holdings, Inc.	187,172	5,910,892
	USCB Financial Holdings, Inc.	25,239	460,359
	Valley National Bancorp	693,653	9,412,871
	Value Line, Inc.	8,741	307,596
#*	Velocity Financial, Inc.	49,564	956,090
#	Victory Capital Holdings, Inc., Class A	247,583	19,437,741
	Virginia National Bankshares Corp.	7,577	319,749
	Virtu Financial, Inc., Class A	44,168	2,193,383
	Virtus Investment Partners, Inc.	34,290	4,990,910
	WaFd, Inc.	331,666	11,740,976
	Walker & Dunlop, Inc.	122,383	6,161,984
	Washington Trust Bancorp, Inc.	70,073	2,202,394
	Waterstone Financial, Inc.	130,732	2,355,791
	WesBanco, Inc.	352,292	12,111,799
	West BanCorp, Inc.	83,604	2,002,316
	Westamerica BanCorp	105,094	5,761,253
	Western New England Bancorp, Inc.	113,002	1,576,378
206

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Western Union Co.	1,034,460	$9,403,241
	Westwood Holdings Group, Inc.	27,908	458,808
*	WEX, Inc.	47,391	7,124,289
	White Mountains Insurance Group Ltd.	4,674	10,432,321
	Wintrust Financial Corp.	1	151
#	WisdomTree, Inc.	644,705	10,959,985
*	World Acceptance Corp.	35,228	5,184,152
	WSFS Financial Corp.	256,737	18,477,362
	WVS Financial Corp.	2,497	35,457
TOTAL FINANCIALS			1,654,826,276
HEALTH CARE — (11.1%)
*	10X Genomics, Inc., Class A	382,270	8,429,053
*	4D Molecular Therapeutics, Inc.	110,124	976,800
††	89bio, Inc.	353,147	120,070
#*	Absci Corp.	91,886	457,133
*	AC Immune SA	44,072	133,538
#*	Acadia Healthcare Co., Inc.	206,254	5,340,947
*	ACADIA Pharmaceuticals, Inc.	502,175	11,273,829
*	Accendra Health, Inc.	143,794	533,476
*	Aclaris Therapeutics, Inc.	42,636	185,040
	Acme United Corp.	24,616	1,003,348
*	Acumen Pharmaceuticals, Inc.	16,599	39,672
*	AdaptHealth Corp.	384,596	5,042,054
*	Addus HomeCare Corp.	67,886	6,577,475
*	Adicet Bio, Inc.	4,870	36,769
*	ADMA Biologics, Inc.	837,269	8,582,007
#††	Aduro Biotech, Inc.	3,260	1,239
»	Adverum Biotechnologies, Inc.	9,092	7,274
*	Agios Pharmaceuticals, Inc.	243,989	6,831,692
*	AirSculpt Technologies, Inc.	6,174	16,546
*	Akebia Therapeutics, Inc.	41,577	57,376
		Shares	Value†
HEALTH CARE — (Continued)
††	Akero Therapeutics, Inc.	73,915	$48,045
††	Albireo Pharma, Inc.	44,018	280,835
*	Aldeyra Therapeutics, Inc.	140,334	213,308
*	Alignment Healthcare, Inc.	6,652	149,936
*	Alkermes PLC	405,003	13,652,651
*	Allogene Therapeutics, Inc.	329,861	702,604
*	Altimmune, Inc.	223,496	581,090
*	Alto Neuroscience, Inc.	2,274	58,351
*	American Shared Hospital Services	5,689	8,249
*	American Well Corp., Class A	3,798	24,003
*	AMN Healthcare Services, Inc.	99,792	2,042,742
*	Amneal Pharmaceuticals, Inc.	1,001,197	12,885,405
*	Amphastar Pharmaceuticals, Inc.	191,516	4,205,691
*	Amylyx Pharmaceuticals, Inc.	245,512	3,928,192
*	AN2 Therapeutics, Inc.	8,508	38,711
*	AnaptysBio, Inc.	864	56,791
*	AngioDynamics, Inc.	143,620	1,571,203
*	ANI Pharmaceuticals, Inc.	80,592	6,403,034
*	Anika Therapeutics, Inc.	49,285	613,598
*	Annexon, Inc.	91,188	535,274
*	Apellis Pharmaceuticals, Inc.	243,155	9,957,197
*	Arcturus Therapeutics Holdings, Inc.	1,988	17,137
*	Arcus Biosciences, Inc.	338,311	8,626,930
#*	ArriVent Biopharma, Inc.	37,140	1,154,683
#*	ARS Pharmaceuticals, Inc.	45,737	377,788
#*	Artiva Biotherapeutics, Inc.	8,171	83,671
*	Artivion, Inc.	162,933	5,837,889
*	Arvinas, Inc.	69,778	690,802
*	Astrana Health, Inc.	128,042	4,371,354
207

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Atea Pharmaceuticals, Inc.	234,809	$1,293,798
*	Atossa Therapeutics, Inc.	2,450	13,157
*	AtriCure, Inc.	164,530	4,624,938
*	Aura Biosciences, Inc.	81,616	575,393
*	Avalo Therapeutics, Inc.	6,829	91,509
*	Avanos Medical, Inc.	20,129	495,576
*	Avantor, Inc.	93,362	756,232
*	Aveanna Healthcare Holdings, Inc.	346,473	2,265,933
*	Axogen, Inc.	102,724	4,437,677
*	Azenta, Inc.	152,749	3,753,043
#*	Beam Therapeutics, Inc.	325,735	9,879,543
#*	Bicara Therapeutics, Inc.	47,221	1,019,029
*	bioAffinity Technologies, Inc.	3,953	9,823
*	BioAge Labs, Inc.	41,785	704,077
#*	BioCryst Pharmaceuticals, Inc.	737,177	6,752,541
*	BioLife Solutions, Inc.	156,349	3,295,837
*	Biote Corp., Class A	131,070	290,975
*	Bioventus, Inc., Class A	196,656	1,940,995
*	Black Diamond Therapeutics, Inc.	70,142	185,876
#*	BrightSpring Health Services, Inc.	216,132	10,367,852
#*	Brookdale Senior Living, Inc.	788,180	11,318,265
	Bruker Corp.	722	26,505
#*	Butterfly Network, Inc.	458,031	2,193,968
*	C4 Therapeutics, Inc.	109,875	310,946
#*	Cabaletta Bio, Inc.	80,701	241,296
*	CareCloud, Inc.	53,901	162,781
*	CareDx, Inc.	161,764	3,366,309
*	Caribou Biosciences, Inc.	53,810	101,163
*	Castle Biosciences, Inc.	99,692	2,441,457
#*	Catalyst Pharmaceuticals, Inc.	398,376	11,206,317
*	Celldex Therapeutics, Inc.	170,131	5,593,907
*	Century Therapeutics, Inc.	26,905	61,612
*	Certara, Inc.	381,586	2,339,122
*	CG oncology, Inc.	140,271	9,361,687
		Shares	Value†
HEALTH CARE — (Continued)
	Chemed Corp.	5,151	$2,189,072
*††	Chinook Therapeutics, Inc.	384,400	0
*	Cibus, Inc.	10,644	14,902
*	Climb Bio, Inc.	37,822	335,859
#*	Clover Health Investments Corp.	938,222	2,580,110
*	Codexis, Inc.	56,705	159,908
*	Coherus Oncology, Inc.	11,365	20,173
*	Collegium Pharmaceutical, Inc.	114,823	3,872,980
*	Community Health Systems, Inc.	437,656	1,242,943
*	Compass Therapeutics, Inc.	65,528	115,985
	Concentra Group Holdings Parent, Inc.	392,057	8,809,521
	CONMED Corp.	68,593	2,514,619
*	Contineum Therapeutics, Inc., Class A	15,747	201,877
*	Corbus Pharmaceuticals Holdings, Inc.	18,468	182,464
*	Corcept Therapeutics, Inc.	24,817	1,154,487
*	CorVel Corp.	178,643	10,264,827
*	Coya Therapeutics, Inc.	15,076	63,771
*	Crinetics Pharmaceuticals, Inc.	99,536	3,860,006
#*	CRISPR Therapeutics AG	9,087	475,614
*	Cross Country Healthcare, Inc.	285,995	2,894,269
*	CryoPort, Inc.	148,982	1,528,555
*	Cullinan Therapeutics, Inc.	195,854	2,555,895
*	Cumberland Pharmaceuticals, Inc.	47,772	200,165
*	CVRx, Inc.	6,508	48,875
*	Cytek Biosciences, Inc.	373,572	1,703,488
*	CytomX Therapeutics, Inc.	184,201	777,328
*	DarioHealth Corp.	200	1,432
*	Definitive Healthcare Corp.	289,060	275,503
208

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Delcath Systems, Inc.	11,835	$122,847
*	Denali Therapeutics, Inc.	498,338	9,328,887
	Dentsply Sirona, Inc.	637,499	7,490,613
*	Design Therapeutics, Inc.	56,842	773,051
*	Dianthus Therapeutics, Inc.	52,406	4,601,247
*	Disc Medicine, Inc.	78,230	5,159,268
*	Doximity, Inc., Class A	49,149	1,201,202
#*	Dyne Therapeutics, Inc.	234,981	4,123,917
*	Edgewise Therapeutics, Inc.	259,427	8,031,860
*	Electromed, Inc.	29,778	765,592
*	Eledon Pharmaceuticals, Inc.	27,504	100,115
	Embecta Corp.	191,254	1,749,974
*	Emergent BioSolutions, Inc.	169,339	1,393,660
*	Enanta Pharmaceuticals, Inc.	32,025	444,827
*	Enhabit, Inc.	159,439	2,190,692
*	Enliven Therapeutics, Inc.	101,773	4,196,101
*	Enovis Corp.	63,049	1,477,869
*	Entrada Therapeutics, Inc.	34,153	461,065
*	Envista Holdings Corp.	641,294	16,635,166
*	Equillium, Inc.	7,668	15,643
*	Erasca, Inc.	152,063	1,619,471
*	Exagen, Inc.	8,014	23,241
*	EyePoint, Inc.	100,439	1,325,795
*	Fate Therapeutics, Inc.	24,931	31,164
*	Filana Therapeutics, Inc.	12,228	17,731
*	FONAR Corp.	36,530	691,513
*	Fortrea Holdings, Inc.	157,336	1,809,364
*	Fulcrum Therapeutics, Inc.	210,241	1,499,018
*	Fulgent Genetics, Inc.	100,879	1,532,352
*	GeneDx Holdings Corp.	68,779	4,325,511
*	Ginkgo Bioworks Holdings, Inc.	18,827	159,276
#*	GRAIL, Inc.	66,835	3,641,171
*	Guardian Pharmacy Services, Inc., Class A	58,531	2,171,500
		Shares	Value†
HEALTH CARE — (Continued)
*	Gyre Therapeutics, Inc.	9,892	$75,971
*	Haemonetics Corp.	155,674	9,354,451
*	Harmony Biosciences Holdings, Inc.	187,204	5,851,997
#*	Harrow, Inc.	117,544	4,764,058
#*	Health Catalyst, Inc.	130,722	163,402
	HealthStream, Inc.	133,302	2,767,350
#*	ICU Medical, Inc.	80,041	9,540,887
*	Ideaya Biosciences, Inc.	270,805	7,880,425
*	ImmuCell Corp.	1,763	14,915
*	Immunome, Inc.	18,221	417,990
#*	Immunovant, Inc.	29,368	797,194
#*	Indivior Pharmaceuticals, Inc.	249,835	9,188,931
*	InfuSystem Holdings, Inc.	63,868	646,983
*	Innovage Holding Corp.	34,126	278,127
*	Innoviva, Inc.	271,592	6,243,900
*	Inogen, Inc.	84,571	601,300
*	Inspire Medical Systems, Inc.	43,888	2,463,872
*	Integer Holdings Corp.	128,690	11,390,352
*	Integra LifeSciences Holdings Corp.	138,509	1,459,885
#*	Intellia Therapeutics, Inc.	377,199	5,084,643
#*	Iovance Biotherapeutics, Inc.	1,180,707	3,967,176
	iRadimed Corp.	44,345	3,700,147
*	Ironwood Pharmaceuticals, Inc.	520,058	2,145,239
#*	Joint Corp.	24,937	221,191
*	Keros Therapeutics, Inc.	36,292	403,567
*	Kewaunee Scientific Corp.	21,442	793,568
*	Kezar Life Sciences, Inc.	3,935	28,765
*	Kiniksa Pharmaceuticals International PLC	146,157	7,860,323
*	Korro Bio, Inc.	1,298	17,510
*	Kura Oncology, Inc.	157,321	1,389,144
*	Kymera Therapeutics, Inc.	1,216	98,581
*	Lantheus Holdings, Inc.	161,792	13,690,839
209

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Larimar Therapeutics, Inc.	78,509	$318,747
	LeMaitre Vascular, Inc.	79,082	8,679,249
*	LENSAR, Inc.	22,817	119,333
*	LeonaBio, Inc.	3,774	34,343
#*	Lexeo Therapeutics, Inc.	202,272	1,151,939
*	LifeStance Health Group, Inc.	1,039,207	7,866,797
*	Ligand Pharmaceuticals, Inc.	77,487	17,779,392
*	Lipocine, Inc.	5,040	11,743
*	LivaNova PLC	176,881	10,630,548
*	Lyell Immunopharma, Inc.	10,025	197,793
*	MacroGenics, Inc.	11,701	36,039
*	MannKind Corp.	659,893	1,867,497
#*	Maravai LifeSciences Holdings, Inc., Class A	259,936	956,564
*	MBX Biosciences, Inc.	18,060	545,773
*	Merit Medical Systems, Inc.	81,722	5,571,806
*††	Merrimack Pharmaceuticals, Inc.	145,158	0
	Mesa Laboratories, Inc.	17,720	1,772,000
*	MiMedx Group, Inc.	431,557	1,450,032
††	Mirati Therapeutics, Inc.	65,800	196,084
#*	Monte Rosa Therapeutics, Inc.	153,795	2,945,174
*	Myriad Genetics, Inc.	68,057	323,271
	National HealthCare Corp.	92,566	16,040,762
	National Research Corp.	119,652	1,969,472
*	Nautilus Biotechnology, Inc.	29,630	77,927
*	Neogen Corp.	588,808	5,534,795
#*	NeoGenomics, Inc.	421,892	3,906,720
*††	Neoleukin Therapeutics, Inc.	2,887	0
*	Neumora Therapeutics, Inc.	16,208	40,034
*	Neurogene, Inc.	721	18,811
*	Nexgel, Inc.	198	117
*	NextCure, Inc.	327	3,012
*	Nkarta, Inc.	33,606	93,089
*	Novocure Ltd.	254,546	3,871,645
		Shares	Value†
HEALTH CARE — (Continued)
*	Nurix Therapeutics, Inc.	230,587	$3,850,803
#*	Nutex Health, Inc.	829	98,817
#*	Nuvation Bio, Inc.	956,074	4,254,529
#*	Ocular Therapeutix, Inc.	254,022	2,380,186
*	Olema Pharmaceuticals, Inc.	230,808	3,325,943
#*	Omeros Corp.	0	0
*»	OmniAb, Inc. (2200963D US)	35,754	0
*»	OmniAb, Inc. (2200964D US)	35,754	0
*	OmniAb, Inc. (OABI UQ)	362,621	504,043
*	Omnicell, Inc.	146,493	6,067,740
#	Opiant Pharmaceuticals, Inc.	15,320	0
*	OptimizeRx Corp.	22,633	141,004
*	Option Care Health, Inc.	436,734	8,878,802
*	OraSure Technologies, Inc.	229,542	697,808
*	Organogenesis Holdings, Inc.	202,518	475,917
	Organon & Co.	586,753	7,774,477
#*	ORIC Pharmaceuticals, Inc.	281,039	2,776,665
*	Orthofix Medical, Inc.	130,711	1,537,161
*	OrthoPediatrics Corp.	54,647	822,984
#*	Oruka Therapeutics, Inc.	28,599	1,956,458
*	Ovid therapeutics, Inc.	7,946	22,010
*	Owlet, Inc.	3,002	14,830
*	Pacific Biosciences of California, Inc.	189,044	300,580
*	Pacira BioSciences, Inc.	152,315	3,882,509
*	PACS Group, Inc.	20,671	693,512
#*††	PDL BioPharma, Inc.	616,320	184,896
*	Pediatrix Medical Group, Inc.	312,158	7,026,677
*	Pennant Group, Inc.	120,592	3,776,941
*	PepGen, Inc.	15,785	25,887
	Perrigo Co. PLC	112,049	1,326,660
#*	Personalis, Inc.	205,669	1,135,293
*	Perspective Therapeutics, Inc.	126,957	495,132
	Phibro Animal Health Corp., Class A	73,009	3,882,619
210

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
††	Poseida Therapeutics, Inc.	65,427	$93,561
*	Precipio, Inc.	633	19,560
*	Precision BioSciences, Inc.	1,400	10,010
*	Prelude Therapeutics, Inc.	8,690	45,449
*	Prestige Consumer Healthcare, Inc.	285,192	16,062,013
*	Prime Medicine, Inc.	301	1,067
*	Privia Health Group, Inc.	399,606	9,930,209
*	Pro-Dex, Inc.	3,580	179,501
*	Progyny, Inc.	190,438	3,538,338
*	Protagonist Therapeutics, Inc.	38,907	3,850,626
*	Protalix BioTherapeutics, Inc.	35,851	77,080
*	Protara Therapeutics, Inc.	72,329	385,514
#*	Prothena Corp. PLC	174,964	1,935,102
*	PTC Therapeutics, Inc.	938	61,026
*	Puma Biotechnology, Inc.	141,179	1,060,254
*	Q32 Bio, Inc.	4,890	27,384
*	Quanterix Corp.	74,306	232,578
#*	QuidelOrtho Corp.	214,786	2,641,868
*	RadNet, Inc.	108,486	6,134,883
*	Rafael Holdings, Inc., Class B	92,711	117,743
*	Rallybio Corp.	4,605	41,353
*	Rapid Micro Biosystems, Inc., Class A	21,687	52,049
*	Rapport Therapeutics, Inc.	54,550	1,807,241
*	REGENXBIO, Inc.	93,650	840,040
*	Relay Therapeutics, Inc.	506,516	6,564,447
#*	Replimune Group, Inc.	216,513	556,438
*	Rezolute, Inc.	99,454	318,253
*	Rigel Pharmaceuticals, Inc.	36,000	1,040,400
*	Rocket Pharmaceuticals, Inc.	142,423	495,632
††	Sage Therapeutics, Inc.	87,430	41,092
*	Sagimet Biosciences, Inc., Class A	34,648	278,223
		Shares	Value†
HEALTH CARE — (Continued)
*	Sana Biotechnology, Inc.	17,628	$57,996
*	Sarepta Therapeutics, Inc.	89,840	1,875,859
*	Schrodinger, Inc.	78,551	939,470
*	Seer, Inc.	37,826	73,761
	Select Medical Holdings Corp.	395,382	6,488,219
#*	Sensei Biotherapeutics, Inc.	369	9,823
*	Sensus Healthcare, Inc.	13,502	53,603
*	Septerna, Inc.	7,377	175,278
#*	Seres Therapeutics, Inc.	7,662	56,469
*	Shattuck Labs, Inc.	17,214	123,080
*	SI-BONE, Inc.	112,036	1,388,126
	SIGA Technologies, Inc.	255,849	1,176,905
#*	Sight Sciences, Inc.	81,581	333,666
#*	Soleno Therapeutics, Inc.	24,778	1,308,774
#*	Solid Biosciences, Inc.	139,682	1,014,091
*	Sonida Senior Living, Inc.	23,909	907,586
*	Sotera Health Co.	813,478	12,657,718
*	Spruce Biosciences, Inc.	393	22,527
#*	Spyre Therapeutics, Inc.	46,121	3,433,708
*	STAAR Surgical Co.	126,621	3,337,730
*	Stoke Therapeutics, Inc.	145,582	4,763,443
#*	Strata Critical Medical, Inc.	212,465	1,066,574
*	Supernus Pharmaceuticals, Inc.	210,569	10,107,312
#*	Surgery Partners, Inc.	149,891	2,102,971
*	Tactile Systems Technology, Inc.	68,130	1,568,353
*	Talkspace, Inc.	443,676	2,302,678
#*	Tango Therapeutics, Inc.	153,967	3,328,767
*	Taysha Gene Therapies, Inc.	128,087	818,476
*	Teladoc Health, Inc.	89,711	543,649
	Teleflex, Inc.	72,834	9,024,861
*	Tenax Therapeutics, Inc.	42,320	554,815
211

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Terns Pharmaceuticals, Inc.	218,590	$11,569,969
#*	TG Therapeutics, Inc.	149,209	5,040,280
*	Theravance Biopharma, Inc.	164,082	2,746,733
*††	Third Harmonic Bio, Inc.	11,106	0
#*	Tonix Pharmaceuticals Holding Corp.	6,874	88,881
#*	TransMedics Group, Inc.	80,916	8,155,524
*	Treace Medical Concepts, Inc.	1,847	3,343
*	TruBridge, Inc.	40,498	1,040,799
#*	Twist Bioscience Corp.	190,562	11,138,349
*	Tyra Biosciences, Inc.	13,664	474,824
	U.S. Physical Therapy, Inc.	53,303	3,796,240
#*	UFP Technologies, Inc.	28,975	5,552,479
*	Unicycive Therapeutics, Inc.	16,397	125,601
*	Upstream Bio, Inc.	33,379	306,419
	Utah Medical Products, Inc.	30,301	1,982,291
*	Vanda Pharmaceuticals, Inc.	196,213	1,393,112
*	Varex Imaging Corp.	134,548	1,567,484
*	Vera Therapeutics, Inc.	119,784	4,265,508
*	Veracyte, Inc.	287,050	9,449,686
*	Vericel Corp.	185,377	6,438,143
††	Verve Therapeutics, Inc.	75,441	140,320
#*	Viking Therapeutics, Inc.	350,016	10,913,499
*	Vir Biotechnology, Inc.	515,526	5,266,098
*	Viridian Therapeutics, Inc.	208,799	2,814,611
*	Voyager Therapeutics, Inc.	153,914	574,099
*	WaVe Life Sciences Ltd.	130,331	920,137
*	Waystar Holding Corp.	188,113	4,020,915
#*	Xencor, Inc.	44,361	529,227
*	Xeris Biopharma Holdings, Inc.	43,665	267,448
*	XOMA Royalty Corp.	26,591	1,088,636
		Shares	Value†
HEALTH CARE — (Continued)
*	Zenas Biopharma, Inc.	2,331	$45,035
*	Zentalis Pharmaceuticals, Inc.	44,169	177,118
*	Zevra Therapeutics, Inc.	122,516	1,245,988
*	Zymeworks, Inc.	171,638	4,726,911
TOTAL HEALTH CARE			886,941,975
INDUSTRIALS — (16.5%)
*	3D Systems Corp.	205,754	506,155
*	AAR Corp.	257,097	28,375,796
	ABM Industries, Inc.	235,345	9,602,076
	Aebi Schmidt Holding AG	134,094	1,558,172
*	AerSale Corp.	51,543	346,369
	Alamo Group, Inc.	42,234	7,325,065
*	Alaska Air Group, Inc.	88,198	3,449,424
	Albany International Corp., Class A	106,211	6,164,486
	Alight, Inc., Class A	1,021,067	844,831
*	Allegiant Travel Co.	46,618	3,526,186
	Allient, Inc.	60,897	4,639,133
#	Alta Equipment Group, Inc.	38,062	294,981
*	Ameresco, Inc., Class A	122,465	3,623,739
*	American Superconductor Corp.	99,520	5,328,301
*	American Woodmark Corp.	51,566	2,252,403
	Apogee Enterprises, Inc.	75,480	2,747,472
*	Aqua Metals, Inc.	149	764
	ArcBest Corp.	85,273	10,878,277
	Arcosa, Inc.	85,946	10,869,591
	Argan, Inc.	120,680	80,853,186
	Astec Industries, Inc.	80,008	5,202,120
*	Astronics Corp. (ATRO US)	129,619	9,254,797
*	Astronics Corp. (ATROB US), Class B	36,203	2,583,808
*	Asure Software, Inc.	15,433	139,669
	Atkore, Inc.	93,704	7,322,968
	Atmus Filtration Technologies, Inc.	138,716	8,794,594
	AZZ, Inc.	78,845	11,277,989
	Barrett Business Services, Inc.	89,400	2,818,782
	BGSF, Inc.	11,230	63,899
#*	Blue Bird Corp.	81,770	5,242,275
212

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	BlueLinx Holdings, Inc.	31,137	$1,649,016
	Boise Cascade Co.	207,152	16,420,939
*	Bowman Consulting Group Ltd.	27,474	867,079
	Brady Corp., Class A	118,543	9,699,188
*	BrightView Holdings, Inc.	198,261	2,359,306
	Brink's Co.	94,545	10,092,679
*	Cadeler AS (CDLR US), ADR	1,783	49,353
#	Cadre Holdings, Inc.	93,390	2,769,014
#*	Casella Waste Systems, Inc., Class A	9,432	747,486
*	CBIZ, Inc.	77,904	2,376,072
#*	CECO Environmental Corp.	167,257	12,400,434
*	Centuri Holdings, Inc.	213,716	8,035,722
	Chicago Rivet & Machine Co.	17,700	201,780
#*	Cimpress PLC	87,544	7,744,142
*	Civeo Corp.	40,247	1,283,879
#*	Clarivate PLC	969,285	2,781,848
#	Columbus McKinnon Corp.	81,082	1,252,717
*	Commercial Vehicle Group, Inc.	41,814	174,783
	CompX International, Inc.	21,197	493,254
#	Concentrix Corp.	133,192	3,172,633
*	Concrete Pumping Holdings, Inc.	126,032	998,173
*	Conduent, Inc.	428,789	733,229
	Copa Holdings SA, Class A	48,191	5,574,735
*	Costamare Bulkers Holdings Ltd.	105,497	1,822,988
	Costamare, Inc.	427,621	7,107,061
	Covenant Logistics Group, Inc.	74,998	2,614,430
*»	CPI Aerostructures, Inc.	2,670	9,612
	CRA International, Inc.	30,651	4,826,613
	CSW Industrials, Inc.	21,995	6,404,944
*	Custom Truck One Source, Inc.	173,212	1,706,138
	Deluxe Corp.	154,330	4,807,380
*	Distribution Solutions Group, Inc.	101,931	2,758,253
*	DLH Holdings Corp.	14,417	83,907
*	DNOW, Inc.	692,358	9,339,909
		Shares	Value†
INDUSTRIALS — (Continued)
	Douglas Dynamics, Inc.	103,553	$4,776,900
*	Ducommun, Inc.	54,784	7,775,493
*	DXP Enterprises, Inc.	106,385	18,165,239
	Eastern Co.	45,468	993,930
*	Energy Recovery, Inc.	39,105	432,892
	Enerpac Tool Group Corp.	199,206	6,992,131
	EnerSys	59,819	12,757,000
	Ennis, Inc.	93,050	1,942,884
	Enpro, Inc.	93,306	27,203,364
*	Enviri Corp.	288,418	5,678,950
	ESCO Technologies, Inc.	60,152	19,486,240
	Espey Mfg. & Electronics Corp.	16,582	1,175,498
*	Everus Construction Group, Inc.	153,221	22,589,372
	EVI Industries, Inc.	36,137	671,064
*	ExlService Holdings, Inc.	47,040	1,499,635
	Exponent, Inc.	95,207	6,368,396
#*	First Advantage Corp.	152,167	1,941,651
#*	Forrester Research, Inc.	52,499	330,219
	Fortune Brands Innovations, Inc.	7,921	321,117
#*	Forward Air Corp.	52,695	1,109,757
#*	Franklin Covey Co.	62,592	1,326,950
	Franklin Electric Co., Inc.	57,114	5,722,252
*	FreightCar America, Inc.	23,330	192,239
#*	Frontier Group Holdings, Inc.	157,464	571,594
#	FTAI Infrastructure, Inc.	57,515	353,430
*	FTI Consulting, Inc.	16,417	2,943,568
*	FuelCell Energy, Inc.	11,795	153,335
*	Gates Industrial Corp. PLC	20,801	532,714
	Genco Shipping & Trading Ltd.	150,750	3,654,180
*	Gencor Industries, Inc.	45,380	675,254
*	Gibraltar Industries, Inc.	141,196	5,510,880
	Global Industrial Co.	193,157	6,395,428
	Gorman-Rupp Co.	167,169	12,661,380
*	Graham Corp.	38,304	3,646,541
#	Granite Construction, Inc.	161,055	22,075,809
	Greenbrier Cos., Inc.	116,264	5,710,888
	Griffon Corp.	170,776	15,569,648
213

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	GXO Logistics, Inc.	62,004	$3,542,289
*	Hayward Holdings, Inc.	464,639	6,974,231
*	Healthcare Services Group, Inc.	169,298	3,624,670
	Heartland Express, Inc.	173,603	2,322,808
	Helios Technologies, Inc.	118,885	8,131,734
	Herc Holdings, Inc.	33,184	4,211,713
#*	Hertz Global Holdings, Inc.	391,300	2,488,668
	Hexcel Corp.	66,973	6,286,756
*	Hillman Solutions Corp.	389,481	3,178,165
	HNI Corp.	243,038	8,880,609
	Hub Group, Inc., Class A	353,341	15,486,936
*	Hudson Technologies, Inc.	162,061	1,014,502
*	Hurco Cos., Inc.	40,830	684,311
*	Huron Consulting Group, Inc.	159,461	20,835,972
*	Hyliion Holdings Corp.	75,825	144,826
	Hyster-Yale, Inc.	49,793	1,965,330
*	IBEX Holdings Ltd.	28,714	796,814
	ICF International, Inc.	67,159	4,812,614
#*	Innodata, Inc.	60,747	2,565,346
*	Innovative Solutions & Support, Inc.	62,070	1,365,540
	Insteel Industries, Inc.	71,471	1,871,111
	Interface, Inc.	204,541	5,702,603
*	Janus International Group, Inc.	103,063	535,928
*	JELD-WEN Holding, Inc.	184,777	253,144
*	JetBlue Airways Corp.	1,235,229	5,749,991
	Kadant, Inc.	43,362	12,710,703
	Karat Packaging, Inc.	19,446	557,906
	KBR, Inc.	181,755	6,813,995
	Kelly Services, Inc., Class A	253,843	2,477,508
	Kennametal, Inc.	213,110	8,249,488
	Kforce, Inc.	63,689	2,879,380
	Korn Ferry	139,707	9,282,133
*	L.B. Foster Co., Class A	68,362	2,092,561
	Landstar System, Inc.	48,025	8,839,962
*	Legalzoom.com, Inc.	444,863	2,869,366
#*	Limbach Holdings, Inc.	41,626	4,153,026
	Lindsay Corp.	39,374	4,408,707
		Shares	Value†
INDUSTRIALS — (Continued)
*	Liquidity Services, Inc.	106,808	$3,807,705
*	Loar Holdings, Inc.	248	13,918
	LSI Industries, Inc.	132,210	3,214,025
	Luxfer Holdings PLC	17,474	262,984
*	Lyft, Inc., Class A	76,667	1,084,838
*	Manitowoc Co., Inc.	91,004	1,236,744
	ManpowerGroup, Inc.	107,912	3,266,496
	Marten Transport Ltd.	286,688	4,323,255
*	Mastech Digital, Inc.	46,625	305,394
*	Masterbrand, Inc.	16,718	150,128
*	Matrix Service Co.	98,040	1,325,501
	Matson, Inc.	145,000	25,292,350
	Maximus, Inc.	126,375	8,292,728
*	Mayville Engineering Co., Inc.	45,520	1,038,311
	McGrath RentCorp	85,795	9,484,637
*	Mercury Systems, Inc.	90,895	7,172,524
#*	Microvast Holdings, Inc.	189,796	366,306
	Miller Industries, Inc.	42,076	2,019,227
	MillerKnoll, Inc.	219,706	3,532,872
*	Mistras Group, Inc.	104,430	1,971,638
*	Montrose Environmental Group, Inc.	77,366	1,628,554
	MSC Industrial Direct Co., Inc., Class A	100,371	10,264,942
	Mueller Water Products, Inc., Class A	576,931	16,090,606
*	MYR Group, Inc.	56,937	23,048,667
	National Presto Industries, Inc.	34,842	4,872,305
	NL Industries, Inc.	96,157	576,942
*	NPK International, Inc.	422,961	6,915,412
*	NWPX Infrastructure, Inc.	51,420	5,056,643
	Omega Flex, Inc.	57,373	1,808,397
*	OPENLANE, Inc.	501,425	15,764,802
*	Optex Systems Holdings, Inc.	4,874	52,347
*	Orion Group Holdings, Inc.	139,092	1,894,433
*	PAMT Corp.	158,393	1,599,769
	Pangaea Logistics Solutions Ltd.	105,143	805,395
	Park Aerospace Corp.	80,005	2,708,969
	Park-Ohio Holdings Corp.	97,768	2,830,384
*	Parsons Corp.	133	6,705
214

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Paylocity Holding Corp.	1,483	$156,442
*»	Pegasus Cos., Inc. PEGX US	8	546
#*	Perma-Fix Environmental Services, Inc.	14,680	185,849
*	Perma-Pipe International Holdings, Inc.	32,004	1,047,491
*	Pioneer Power Solutions, Inc.	6,733	26,124
#	Pitney Bowes, Inc.	284,081	4,391,892
#*	Plug Power, Inc.	2,899,446	9,075,266
#	Powell Industries, Inc.	149,700	41,507,319
#*	Power Solutions International, Inc.	25,177	1,844,719
	Preformed Line Products Co.	46,482	15,443,645
*	Proto Labs, Inc.	64,537	4,182,643
	Quad/Graphics, Inc.	259,257	1,928,872
	Quanex Building Products Corp.	114,045	2,274,057
*	Radiant Logistics, Inc.	169,135	1,422,425
*	RCM Technologies, Inc.	21,550	674,300
*	Resideo Technologies, Inc.	343,270	14,201,080
	Resources Connection, Inc.	54,398	230,648
#	Robert Half, Inc.	175,964	4,682,402
	Rush Enterprises, Inc. (RUSHA US), Class A	235,248	17,415,409
	Rush Enterprises, Inc. (RUSHB US), Class B	194,295	14,156,334
#*	RXO, Inc.	282,257	5,636,672
	Schneider National, Inc., Class B	121,298	3,771,155
	Science Applications International Corp.	71,187	6,888,766
	Sensata Technologies Holding PLC	239,682	9,980,358
*	Shoals Technologies Group, Inc., Class A	355,137	2,819,788
*	SIFCO Industries, Inc.	45,608	741,130
*	SkyWest, Inc.	185,529	15,235,641
#*	Spire Global, Inc.	5,166	92,110
#	Standex International Corp.	54,731	14,941,563
		Shares	Value†
INDUSTRIALS — (Continued)
*	Star Equity Holdings, Inc.	2,369	$23,382
*	Sun Country Airlines Holdings, Inc.	112,430	1,776,394
*	Sunrun, Inc.	708,996	9,025,519
	TaskUS, Inc., Class A	28,373	183,857
*	Taylor Devices, Inc.	3,126	173,493
	Tecnoglass, Inc.	174,672	7,524,870
	Tennant Co.	64,216	5,332,497
	Terex Corp.	122,821	7,639,466
*	Thermon Group Holdings, Inc.	128,402	7,767,037
#*	TIC Solutions, Inc.	320,788	2,932,002
*	Titan International, Inc.	237,600	1,810,512
*	Titan Machinery, Inc.	77,754	1,625,836
*	Transcat, Inc.	32,876	2,501,864
*	Trex Co., Inc.	114,622	4,493,182
	TriNet Group, Inc.	99,828	4,570,126
	Trinity Industries, Inc.	341,935	11,150,500
*	TrueBlue, Inc.	93,847	515,220
*	TTEC Holdings, Inc.	1,834	5,337
	Tutor Perini Corp.	225,294	20,934,318
	Twin Disc, Inc.	58,551	967,263
#*††	U.S. Airways Group, Inc.	5,375	0
	UFP Industries, Inc.	33,771	3,022,167
*	Ultralife Corp.	60,767	419,292
	UniFirst Corp.	36,848	9,415,032
	Universal Logistics Holdings, Inc.	83,500	2,010,680
#*	Upwork, Inc.	427,762	4,427,337
*	V2X, Inc.	70,699	4,794,099
*	Verra Mobility Corp.	385,757	5,720,776
*	Vestis Corp.	69,314	673,732
*	Vicor Corp.	3,987	1,073,579
	Virco Mfg. Corp.	59,237	358,976
*	VirTra, Inc.	2,018	9,000
#	VSE Corp.	45,112	7,744,828
	Wabash National Corp.	402,905	3,501,244
	Werner Enterprises, Inc.	184,868	6,816,083
*	Willdan Group, Inc.	48,837	3,711,612
	Willis Lease Finance Corp.	70,078	13,605,644
#	WillScot Holdings Corp.	373,197	8,449,180
	Worthington Enterprises, Inc.	181,141	9,830,522
TOTAL INDUSTRIALS			1,323,493,129
INFORMATION TECHNOLOGY — (11.9%)
*	8x8, Inc.	49,022	94,122
215

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	908 Devices, Inc.	6,110	$41,731
	A10 Networks, Inc.	258,635	6,900,382
*	ACI Worldwide, Inc.	142,889	6,175,663
*	ACM Research, Inc., Class A	112,209	5,800,083
	Adeia, Inc.	392,423	12,498,673
#*	ADTRAN Holdings, Inc.	184,500	3,263,805
*	Agilysys, Inc.	58,334	3,736,876
*	Airgain, Inc.	26,952	190,551
*	Alarm.com Holdings, Inc.	182,870	8,121,257
#*	Alithya Group, Inc., Class A	49,462	49,457
#*	Alkami Technology, Inc.	118	1,862
#*	Allegro MicroSystems, Inc.	66,380	3,219,430
*	Alpha & Omega Semiconductor Ltd.	109,866	4,771,480
*	Ambarella, Inc.	87,523	6,021,582
*	AmpliTech Group, Inc.	23,375	45,815
*	Amplitude, Inc., Class A	116,326	827,078
*	Amtech Systems, Inc.	46,592	811,167
*	Arlo Technologies, Inc.	19,392	272,458
*	AstroNova, Inc.	56,863	773,337
*	AvePoint, Inc.	542,499	5,289,365
*	Aviat Networks, Inc.	38,768	888,950
	Avnet, Inc.	199,585	16,467,758
*	Aware, Inc.	75,640	87,742
*	Axcelis Technologies, Inc.	94,078	13,087,191
*	Backblaze, Inc., Class A	129,860	555,801
	Badger Meter, Inc.	58,220	7,039,380
	Bel Fuse, Inc. (BELFA US), Class A	19,220	4,679,109
	Bel Fuse, Inc. (BELFB US), Class B	34,930	9,635,091
	Belden, Inc.	149,507	16,816,547
	Benchmark Electronics, Inc.	266,736	21,885,689
*	Bill Holdings, Inc.	254,572	9,673,736
*	BK Technologies Corp.	10,653	1,026,523
*	Blackbaud, Inc.	133,763	4,971,971
*	BlackLine, Inc.	193,252	6,039,125
*	Box, Inc., Class A	433,067	10,480,221
*	Braze, Inc., Class A	226,758	4,995,479
#*	C3.ai, Inc., Class A	322,709	2,849,520
*	Calix, Inc.	187,658	8,174,382
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CCC Intelligent Solutions Holdings, Inc.	1,421,522	$7,448,775
#*	Cerence, Inc.	40,946	372,609
*	CEVA, Inc.	90,301	2,757,793
#*	Cipher Digital, Inc.	373,728	6,629,935
#*	Cleanspark, Inc.	838,020	10,500,391
	Clear Secure, Inc., Class A	187,821	10,027,763
*	Clearfield, Inc.	39,489	1,140,837
	Climb Global Solutions, Inc.	64,332	1,073,058
*	Coda Octopus Group, Inc.	2,199	24,871
*	Cohu, Inc.	199,042	9,424,639
*	Commvault Systems, Inc.	3,713	367,141
*	Comtech Telecommunications Corp.	23,727	83,519
*	Consensus Cloud Solutions, Inc.	50,239	1,300,185
#*	Core Scientific, Inc.	238,248	4,764,960
*	Corsair Gaming, Inc.	168,753	1,145,833
*	CPS Technologies Corp.	10,459	51,563
	Crane NXT Co.	160,342	7,164,081
*	Crexendo, Inc.	38,511	251,862
*	CS Disco, Inc.	149,463	647,175
	CSP, Inc.	96,376	895,333
	CTS Corp.	139,990	7,993,429
*	CVD Equipment Corp.	25,326	171,710
#*	Daily Journal Corp.	4,596	2,430,181
*	Daktronics, Inc.	179,621	3,531,349
*	Data I/O Corp.	46,137	125,031
*	Diebold Nixdorf, Inc.	74,413	5,715,663
*	Digi International, Inc.	186,138	10,431,174
*	Digital Turbine, Inc.	24,383	86,072
#*	DigitalOcean Holdings, Inc.	185,573	17,894,804
*	Diodes, Inc.	99,170	10,626,066
*	Dropbox, Inc., Class A	48,418	1,176,073
*	DXC Technology Co.	574,223	6,500,204
*	Eastman Kodak Co.	281,375	3,750,729
*	eGain Corp.	74,056	559,863
*	Electro-Sensors, Inc.	4,550	34,762
*	Enphase Energy, Inc.	152,557	5,028,279
	ePlus, Inc.	92,164	7,805,369
*	Everforth, Inc.	90,420	1,907,862
*	Everspin Technologies, Inc.	64,277	1,174,984
#*	Fastly, Inc., Class A	370,424	9,355,058
216

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Five9, Inc.	18,045	$310,374
*	Frequency Electronics, Inc.	36,406	1,826,125
*	Freshworks, Inc., Class A	799,995	6,527,959
*	Gitlab, Inc., Class A	43,629	965,946
*	Globant SA	68,161	2,810,278
*	Grid Dynamics Holdings, Inc.	53,617	305,081
*	GSI Technology, Inc.	6,523	48,596
	Hackett Group, Inc.	202,586	2,615,385
*	Harmonic, Inc.	405,670	4,636,808
#*	I3 Verticals, Inc., Class A	83,902	1,891,990
*	Ichor Holdings Ltd.	112,928	7,449,860
*	Identiv, Inc.	33,314	157,908
#*	indie Semiconductor, Inc., Class A	232,566	1,048,873
	Information Services Group, Inc.	145,438	593,387
#*	Inseego Corp.	50,533	921,217
*	Insight Enterprises, Inc.	47,100	3,433,590
*	Intapp, Inc.	116,112	2,606,714
*	Intellicheck, Inc.	14,603	116,678
*	inTEST Corp.	45,956	858,918
*	IPG Photonics Corp.	79,132	9,410,377
*	Itron, Inc.	86,514	7,249,873
*	Key Tronic Corp.	62,233	176,742
*	Kimball Electronics, Inc.	150,222	4,057,496
*	Knowles Corp.	428,309	13,358,958
	Kulicke & Soffa Industries, Inc.	194,312	16,613,676
*	KVH Industries, Inc.	71,639	651,915
*	Kyndryl Holdings, Inc.	394,660	5,454,201
*	Lantronix, Inc.	128,734	863,805
*	LGL Group, Inc.	51,187	355,750
#*	Life360, Inc.	7,068	304,560
*	LiveRamp Holdings, Inc.	261,913	7,655,717
*	Magnachip Semiconductor Corp.	91,105	309,757
#*	MARA Holdings, Inc.	353,320	4,236,307
*	MaxLinear, Inc.	278,557	19,707,908
	Methode Electronics, Inc.	113,349	909,059
*	Mirion Technologies, Inc.	231,641	4,574,910
*	Mitek Systems, Inc.	136,719	1,908,597
*	M-Tron Industries, Inc.	10,461	698,586
*	N-able, Inc.	15,882	82,269
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Napco Security Technologies, Inc.	124,324	$5,812,147
#*	Navitas Semiconductor Corp.	266,290	4,393,785
*	nCino, Inc.	151,021	2,639,847
#*	NCR Voyix Corp.	7,505	51,709
*	NETGEAR, Inc.	92,133	2,328,201
*	NetScout Systems, Inc.	288,690	9,728,853
	Network-1 Technologies, Inc.	41,388	60,013
*	nLight, Inc.	127,459	8,903,011
#*	Novanta, Inc.	59,304	7,681,647
	NVE Corp.	15,675	1,297,733
*	One Stop Systems, Inc.	724	6,871
	OneSpan, Inc.	96,049	1,112,247
*	Ooma, Inc.	66,281	1,081,706
*	Optical Cable Corp.	27,967	288,060
#*	OSI Systems, Inc.	61,580	17,668,534
#*	Ouster, Inc.	46,405	1,251,079
*	PagerDuty, Inc.	62,823	417,773
#*	PAR Technology Corp.	39,547	531,512
	PC Connection, Inc.	131,357	8,372,695
*	PDF Solutions, Inc.	126,407	5,416,540
#*	Penguin Solutions, Inc.	260,800	7,930,928
*	Photronics, Inc.	266,467	13,184,787
*	Plexus Corp.	175,122	43,882,071
#*	Porch Group, Inc.	176,937	1,703,903
#	Power Integrations, Inc.	145,375	10,570,216
*	Powerfleet, Inc. NJ	263,032	846,963
*	Progress Software Corp.	160,766	4,477,333
*	Q2 Holdings, Inc.	165,556	8,401,967
*	Qualys, Inc.	97,491	8,474,893
*	QuickLogic Corp.	2,750	43,918
	Ralliant Corp.	19,552	888,443
*	Red Violet, Inc.	32,912	1,231,896
*	Research Solutions, Inc.	4,781	12,144
*	RF Industries Ltd.	38,238	555,598
*	Ribbon Communications, Inc.	450,166	1,188,438
	Richardson Electronics Ltd.	94,921	1,366,862
*	Rimini Street, Inc.	80,984	276,155
	RingCentral, Inc., Class A	245,840	9,887,685
#*	Riot Platforms, Inc.	419,179	7,226,646
217

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rogers Corp.	69,899	$9,488,789
*	ScanSource, Inc.	134,692	5,538,535
*	SentinelOne, Inc., Class A	461,552	6,535,576
*	Silicon Laboratories, Inc.	43,615	9,494,986
*	Silvaco Group, Inc.	9,732	99,364
#*	SkyWater Technology, Inc.	39,298	1,253,606
#*	SolarEdge Technologies, Inc.	34,771	1,490,285
#*	SoundThinking, Inc.	27,367	186,643
*	Sprinklr, Inc., Class A	478,298	2,353,226
*	SPS Commerce, Inc.	50,870	2,854,824
»	SRAX, Inc.	29,242	2,924
#*	Synaptics, Inc.	126,092	11,800,950
*	Tao Synergies, Inc.	800	4,104
*	Telos Corp.	214,658	916,590
*	Tenable Holdings, Inc.	293,056	6,121,940
*	Teradata Corp.	291,935	7,692,487
*	TransAct Technologies, Inc.	35,252	117,389
*	Trio-Tech International	28,056	394,748
*	TSS, Inc.	4,125	63,195
*	TTM Technologies, Inc.	339,288	53,682,147
*	Tucows, Inc., Class A	1,059	16,658
*	Turtle Beach Corp.	57,598	663,529
#*	UiPath, Inc., Class A	295,655	3,045,247
*	Ultra Clean Holdings, Inc.	166,252	12,992,594
*	Unisys Corp.	222,361	580,362
	Universal Display Corp.	27,973	2,436,169
*	Varonis Systems, Inc.	30,477	801,545
*	Veeco Instruments, Inc.	215,404	10,737,889
*	Viant Technology, Inc., Class A	31,785	345,185
*	Viasat, Inc.	233,567	15,394,401
*	Viavi Solutions, Inc.	571,121	29,926,740
	Vishay Intertechnology, Inc.	377,968	10,949,733
*	Vishay Precision Group, Inc.	85,805	5,184,338
*	Vistance Networks, Inc.	655,772	8,390,603
	Vontier Corp.	225,940	8,106,727
*	WidePoint Corp.	3,168	20,085
#	Xerox Holdings Corp.	83,426	187,709
*	Xperi, Inc.	97,202	650,281
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Yext, Inc.	359,254	$1,386,720
#*	Zeta Global Holdings Corp., Class A	371,223	6,837,928
TOTAL INFORMATION TECHNOLOGY			948,279,084
MATERIALS — (4.8%)
	AdvanSix, Inc.	86,155	2,124,582
*	Alpha Metallurgical Resources, Inc.	51,935	9,683,281
*	Alto Ingredients, Inc.	51,347	283,435
#*	American Battery Technology Co.	144,747	489,245
*	American Vanguard Corp.	39,495	113,746
*	Ampco-Pittsburgh Corp.	2,511	27,420
	Ardagh Metal Packaging SA	742,199	2,857,466
*	Ascent Industries Co.	34,453	501,980
	Ashland, Inc.	148,771	7,923,543
*	Aspen Aerogels, Inc.	75,873	281,489
	Avient Corp.	249,781	9,261,879
	Balchem Corp.	7,576	1,224,433
	Cabot Corp.	100,586	7,741,099
#	Caledonia Mining Corp. PLC	43,217	989,669
*	Century Aluminum Co.	343,569	20,421,741
	Chemours Co.	360,670	9,720,056
*	Clearwater Paper Corp.	91,424	1,253,423
*	Cleveland-Cliffs, Inc.	438,427	4,471,955
*	Compass Minerals International, Inc.	136,756	3,652,753
*	Contango Silver & Gold, Inc.	7,321	168,017
*	Core Molding Technologies, Inc.	31,245	842,053
*	Dakota Gold Corp.	115,997	624,064
*	Ecovyst, Inc.	373,850	5,301,193
	Ferroglobe PLC	110,207	511,360
	Flexible Solutions International, Inc.	1,551	9,616
*	Flotek Industries, Inc.	101,371	1,713,170
	FMC Corp.	211,107	3,246,826
	Fortitude Gold Corp.	56,138	277,883
	Friedman Industries, Inc.	60,273	1,241,021
#	Graphic Packaging Holding Co.	437,850	4,172,711
	Greif, Inc. (GEF US), Class A	95,064	6,201,975
218

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc. (GEF/B US), Class B	20,426	$1,638,982
	Hawkins, Inc.	94,522	15,827,709
	HB Fuller Co.	146,567	8,870,235
	Huntsman Corp.	570,361	8,196,088
*	Ingevity Corp.	105,616	8,046,883
	Innospec, Inc.	89,262	6,807,120
*	Intrepid Potash, Inc.	49,346	1,952,621
*	Ivanhoe Electric, Inc.	196,723	2,523,956
	Kaiser Aluminum Corp.	58,520	9,973,564
*	Knife River Corp.	114,945	10,638,160
	Koppers Holdings, Inc.	70,885	2,894,235
	Kronos Worldwide, Inc.	219,683	1,634,442
	Louisiana-Pacific Corp.	28,048	2,024,785
*	LSB Industries, Inc.	76,850	1,145,065
*	Magnera Corp.	13,226	131,995
	Materion Corp.	99,969	18,375,302
	Mativ Holdings, Inc.	84,258	781,914
#*	McEwen, Inc.	184,762	4,005,640
	Mercer International, Inc.	177,449	198,743
*	Metallus, Inc.	195,878	3,768,693
	Minerals Technologies, Inc.	162,479	11,688,739
	Myers Industries, Inc.	131,023	2,700,384
	Nexa Resources SA	89,400	1,350,834
	Northern Technologies International Corp.	62,762	502,096
*	O-I Glass, Inc.	580,473	5,288,109
	Olin Corp.	330,761	9,420,073
*	Perimeter Solutions, Inc.	309,480	9,377,244
	Quaker Chemical Corp.	53,650	7,290,499
#*	Ramaco Resources, Inc. (METC US), Class A	181,381	2,693,508
	Ramaco Resources, Inc. (METCB US), Class B	9,914	99,338
*	Ranpak Holdings Corp.	272,475	1,386,898
*	Rayonier Advanced Materials, Inc.	234,672	2,227,037
††	Resolute Forest Products, Inc.	332,327	88,499
	Ryerson Holding Corp.	183,054	5,072,426
#	Scotts Miracle-Gro Co.	150,999	9,467,637
		Shares	Value†
MATERIALS — (Continued)
	Sensient Technologies Corp.	113,637	$12,913,709
#	Silgan Holdings, Inc.	135,825	5,507,704
*	Smith-Midland Corp.	1,828	61,750
	Sonoco Products Co.	157,677	7,877,543
	Stepan Co.	79,289	3,966,829
	SunCoke Energy, Inc.	309,436	2,110,354
	Sylvamo Corp.	156,064	6,668,615
*	Tredegar Corp.	96,547	926,851
	TriMas Corp.	146,991	5,441,607
#	Trinseo PLC	0	0
	Tronox Holdings PLC	316,615	3,162,984
	U.S. Lime & Minerals, Inc.	234,787	25,279,516
#	Warrior Met Coal, Inc.	193,538	17,389,389
	Worthington Steel, Inc.	156,221	6,003,573
TOTAL MATERIALS			382,732,961
REAL ESTATE — (1.1%)
*	AMREP Corp.	52,125	1,436,044
*	CKX Lands, Inc.	11,773	136,508
*	Cushman & Wakefield Ltd.	673,733	9,459,211
*	Douglas Elliman, Inc.	66,287	133,237
#	eXp World Holdings, Inc.	331,794	2,063,759
*	Five Point Holdings LLC, Class A	61,736	307,445
*	Forestar Group, Inc.	169,769	4,797,672
*	FRP Holdings, Inc.	138,889	2,918,058
*	Howard Hughes Holdings, Inc.	235,476	14,663,091
*»	JW Mays, Inc.	2,700	108,891
	Kennedy-Wilson Holdings, Inc.	335,261	3,654,345
	Marcus & Millichap, Inc.	204,712	5,688,946
*	Maui Land & Pineapple Co., Inc.	20,248	314,249
	Newmark Group, Inc., Class A	497,297	8,016,428
#*	Opendoor Technologies, Inc.	1,582,158	8,512,010
*	RE/MAX Holdings, Inc., Class A	9,648	103,234
	RMR Group, Inc., Class A	29,394	523,507
*	Seaport Entertainment Group, Inc.	53,376	1,189,751
	St. Joe Co.	295,676	19,091,799
*	Star Holdings	11,397	97,672
219

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Stratus Properties, Inc.	51,337	$1,553,458
*	Tejon Ranch Co.	127,150	2,488,325
TOTAL REAL ESTATE			87,257,640
UTILITIES — (2.2%)
	American States Water Co.	127,003	9,562,056
	Artesian Resources Corp., Class A	33,665	1,054,051
	Avista Corp.	266,241	10,942,505
	Black Hills Corp.	136,107	10,247,496
	California Water Service Group	219,510	9,272,102
	Chesapeake Utilities Corp.	82,445	10,397,963
	Consolidated Water Co. Ltd.	55,536	1,779,929
	Genie Energy Ltd., Class B	149,582	2,089,660
	Global Water Resources, Inc.	28,505	202,671
	H2O America	126,906	7,130,848
*	Hallador Energy Co.	152,819	2,373,279
*	Hawaiian Electric Industries, Inc.	466,925	7,036,560
	MDU Resources Group, Inc.	343,578	7,740,812
	MGE Energy, Inc.	127,383	10,218,664
#	Middlesex Water Co.	64,616	3,287,662
	New Jersey Resources Corp.	185,489	10,444,886
	Northwest Natural Holding Co.	146,473	7,763,069
	Northwestern Energy Group, Inc.	149,558	10,819,026
	ONE Gas, Inc.	101,967	9,097,496
	Ormat Technologies, Inc.	19,939	2,290,991
#	Otter Tail Corp.	158,019	14,101,616
	Portland General Electric Co.	195,743	10,164,934
*	Pure Cycle Corp.	88,608	1,022,536
	RGC Resources, Inc.	25,186	572,478
	Southwest Gas Holdings, Inc.	11,540	1,085,337
		Shares	Value†
UTILITIES — (Continued)
	Spire, Inc.	109,557	$9,989,407
*	Spruce Power Holding Corp.	2,197	7,316
	TXNM Energy, Inc.	5,409	319,456
	Unitil Corp.	63,333	3,322,449
	York Water Co.	53,104	1,541,078
TOTAL UTILITIES			175,878,333
TOTAL COMMON STOCKS			7,403,120,980
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	Bed Bath & Beyond, Inc. Warrants 10/07/2026	6,227	3,735
INFORMATION TECHNOLOGY — (0.0%)
*»	Xerox Holdings Corp. Warrants 02/14/2028	94,651	17,454
TOTAL RIGHTS/WARRANTS			21,189

MONEY MARKET FUNDS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	61,931,070	61,931,070
TOTAL INVESTMENT SECURITIES (Cost $4,473,990,473)			7,465,073,239
SECURITIES LENDING COLLATERAL — (6.7%)
@§	The DFA Short Term Investment Fund	46,181,352	534,087,336
TOTAL INVESTMENTS — (100.0%)
(Cost $5,008,125,577)			$7,999,160,575
220

U.S. Micro Cap Portfolio
CONTINUED
As of April 30, 2026, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	185	06/18/26	$66,124,332	$67,004,688	$880,356
Total Futures Contracts			$66,124,332	$67,004,688	$880,356
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$214,973,678	$330,223	$2,182	$215,306,083
Consumer Discretionary	920,402,993	265,286	—	920,668,279
Consumer Staples	265,919,144	1,792,741	—	267,711,885
Energy	540,025,335	—	—	540,025,335
Financials	1,654,683,551	141,485	1,240	1,654,826,276
Health Care	885,828,559	7,274	1,106,142	886,941,975
Industrials	1,323,482,971	10,158	—	1,323,493,129
Information Technology	948,276,160	2,924	—	948,279,084
Materials	382,644,462	—	88,499	382,732,961
Real Estate	87,148,749	108,891	—	87,257,640
Utilities	175,878,333	—	—	175,878,333
Rights/Warrants
Consumer Discretionary	—	3,735	—	3,735
Information Technology	—	17,454	—	17,454
Securities Lending Collateral	—	534,087,336	—	534,087,336
Money Market Funds	61,931,070	—	—	61,931,070
Total Investments in Securities	$7,461,195,005	$536,767,507	$1,198,063˂˃	$7,999,160,575
Financial Instruments
Assets
Futures Contracts**	880,356	—	—	880,356
Total Financial Instruments	$880,356	—	—	$880,356
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
221

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (6.5%)
#*	Charter Communications, Inc., Class A	60,976	$10,071,406
#*	Live Nation Entertainment, Inc.	92,122	14,549,749
	Match Group, Inc.	2,080	77,833
	Meta Platforms, Inc., Class A	431,182	263,844,578
*	Netflix, Inc.	980,969	91,828,508
	Omnicom Group, Inc.	66,817	5,126,200
	T-Mobile U.S., Inc.	94,542	18,482,961
TOTAL COMMUNICATION SERVICES			403,981,235
CONSUMER DISCRETIONARY — (9.8%)
	Best Buy Co., Inc.	78,219	4,731,467
*	Burlington Stores, Inc.	54,747	17,519,588
	Carnival Corp.	141,110	3,740,826
#*	Carvana Co.	24,820	9,823,756
*	Chipotle Mexican Grill, Inc.	411,044	13,971,386
	Darden Restaurants, Inc.	108,581	21,777,005
#	Dick's Sporting Goods, Inc.	21,953	4,981,575
	eBay, Inc.	286,383	29,634,913
	Expedia Group, Inc.	107,533	26,707,971
	General Motors Co.	587,216	45,151,038
	Home Depot, Inc.	367,269	120,758,047
	Las Vegas Sands Corp.	294,296	16,071,505
*	Lululemon Athletica, Inc.	71,760	9,881,352
*	NVR, Inc.	408	2,576,875
	Ralph Lauren Corp.	502	180,037
	Ross Stores, Inc.	301,391	68,653,856
#	Royal Caribbean Cruises Ltd.	240,162	63,345,129
	Service Corp. International	2,262	183,290
	Tapestry, Inc.	100,489	14,574,925
	TJX Cos., Inc.	461,608	72,357,054
	Tractor Supply Co.	438,764	15,400,616
*	Ulta Beauty, Inc.	43,317	23,282,021
	Williams-Sonoma, Inc.	101,786	18,444,641
TOTAL CONSUMER DISCRETIONARY			603,748,873
		Shares	Value†
CONSUMER STAPLES — (7.8%)
	Altria Group, Inc.	131,965	$9,587,257
	Coca-Cola Co.	353,461	27,838,588
	Colgate-Palmolive Co.	390,551	33,337,433
	Costco Wholesale Corp.	142,229	144,295,588
	Hershey Co.	79,965	14,852,699
#	Kimberly-Clark Corp.	214,858	21,148,473
	Kroger Co.	540,632	36,800,820
	PepsiCo, Inc.	602,034	95,416,369
	Procter & Gamble Co.	267,072	39,283,621
	Sysco Corp.	386,499	28,875,340
	Target Corp.	216,391	28,076,732
TOTAL CONSUMER STAPLES			479,512,920
ENERGY — (2.8%)
	Cheniere Energy, Inc.	197,026	54,172,299
	Chevron Corp.	83,184	16,080,299
	ConocoPhillips	61,269	7,706,415
	Devon Energy Corp.	159,190	8,177,590
	Marathon Petroleum Corp.	64,341	15,975,227
	Occidental Petroleum Corp.	25,600	1,550,848
	Targa Resources Corp.	223,781	58,200,962
	TechnipFMC PLC	65,304	4,935,023
	Texas Pacific Land Corp.	12,180	5,403,901
TOTAL ENERGY			172,202,564
FINANCIALS — (8.7%)
	American Express Co.	41,398	13,373,624
	Ameriprise Financial, Inc.	100,666	47,795,210
	Aon PLC, Class A	2,377	740,792
*	Corpay, Inc.	54,867	16,815,090
	Equitable Holdings, Inc.	198,237	8,365,601
	LPL Financial Holdings, Inc.	46,207	15,439,145
	Marsh & McLennan Cos., Inc.	10,072	1,689,175
	Mastercard, Inc., Class A	250,131	125,795,883
	Moody's Corp.	63,552	29,351,491
	Travelers Cos., Inc.	136,335	41,601,262
#	Visa, Inc., Class A	708,372	233,649,420
222

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Willis Towers Watson PLC	6,577	$1,685,027
TOTAL FINANCIALS			536,301,720
HEALTH CARE — (12.8%)
	AbbVie, Inc.	186,411	39,392,372
	Amgen, Inc.	263,714	91,310,972
	Bristol-Myers Squibb Co.	920,829	55,793,029
	Cencora, Inc.	119,999	36,960,892
#*	DaVita, Inc.	19,244	2,985,514
*	Dexcom, Inc.	107	6,372
	Eli Lilly & Co.	280,441	262,100,159
	Gilead Sciences, Inc.	602,445	78,823,904
*	IDEXX Laboratories, Inc.	59,422	33,323,858
	Johnson & Johnson	279,624	64,271,576
	Merck & Co., Inc.	789,422	86,189,094
*	Mettler-Toledo International, Inc.	4,116	5,254,527
*	Solventum Corp.	14,578	981,974
*	Waters Corp.	2,714	839,250
	Zoetis, Inc.	283,139	32,552,491
TOTAL HEALTH CARE			790,785,984
INDUSTRIALS — (16.4%)
	3M Co.	189,499	27,765,394
	Allegion PLC	18,034	2,479,314
	Automatic Data Processing, Inc.	149,795	31,747,552
	Broadridge Financial Solutions, Inc.	83,319	12,829,460
	Carlisle Cos., Inc.	3,043	1,081,056
	Caterpillar, Inc.	194,722	173,323,999
	CH Robinson Worldwide, Inc.	6,414	1,166,129
	Cintas Corp.	143,468	25,065,294
	Comfort Systems USA, Inc.	10,310	18,972,978
	CSX Corp.	692,788	31,473,359
	Delta Air Lines, Inc.	243,319	16,543,259
	EMCOR Group, Inc.	22,724	20,262,309
	Expeditors International of Washington, Inc.	54,335	8,035,603
	Fastenal Co.	224,776	10,099,186
	Ferguson Enterprises, Inc.	153,261	41,029,502
	FTAI Aviation Ltd.	921	229,946
	Honeywell International, Inc.	278,496	59,690,048
	Illinois Tool Works, Inc.	180,320	46,524,363
		Shares	Value†
INDUSTRIALS — (Continued)
	Leidos Holdings, Inc.	522	$77,893
	Lennox International, Inc.	10,955	5,859,720
	Lincoln Electric Holdings, Inc.	3,718	985,270
	Lockheed Martin Corp.	110,834	57,408,687
	Masco Corp.	10,403	747,144
	Paychex, Inc.	246,521	22,835,240
	Rockwell Automation, Inc.	7,302	2,985,861
#	Rollins, Inc.	195,359	10,887,357
	Trane Technologies PLC	68,384	33,681,855
	Union Pacific Corp.	305,139	82,228,858
*	United Airlines Holdings, Inc.	127,142	11,442,780
	United Parcel Service, Inc., Class B	268,373	29,198,982
	United Rentals, Inc.	51,289	49,229,234
	Verisk Analytics, Inc.	77,505	14,298,897
	Vertiv Holdings Co., Class A	259,773	85,332,833
	Waste Management, Inc.	144,918	33,700,681
	WW Grainger, Inc.	31,869	37,011,063
*	XPO, Inc.	10,214	2,248,408
TOTAL INDUSTRIALS			1,008,479,514
INFORMATION TECHNOLOGY — (31.5%)
*	Adobe, Inc.	141,394	34,797,063
	Amphenol Corp., Class A	298,644	43,981,302
	Apple, Inc.	1,383,126	375,311,240
	Applied Materials, Inc.	468	184,621
*	AppLovin Corp., Class A	90,952	40,596,425
*	Autodesk, Inc.	123,122	29,179,914
	CDW Corp.	75,855	10,385,308
*	Fortinet, Inc.	344,556	29,049,516
*	Gartner, Inc.	50,668	7,523,691
*	GoDaddy, Inc., Class A	15,962	1,385,342
	International Business Machines Corp.	369,813	85,419,407
	Jabil, Inc.	58,088	19,604,119
	KLA Corp.	49,562	86,750,847
	Lam Research Corp.	452,417	116,660,248
	Microchip Technology, Inc.	17,831	1,656,678
	Micron Technology, Inc.	95,892	49,591,507
	Microsoft Corp.	586,815	239,291,421
	Motorola Solutions, Inc.	93,427	41,017,256
223

U.S. High Relative Profitability Portfolio
CONTINUED
	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
NetApp, Inc.	144,997	$16,061,318
NVIDIA Corp.	2,291,273	457,269,353
NXP Semiconductors NV	30,549	8,968,881
Oracle Corp.	615,748	99,375,570
QUALCOMM, Inc.	374,004	67,163,638
Seagate Technology Holdings PLC	1,795	1,209,184
Texas Instruments, Inc.	213,520	60,016,201
Western Digital Corp.	44,485	19,329,622
TOTAL INFORMATION TECHNOLOGY		1,941,779,672
MATERIALS — (0.7%)
Avery Dennison Corp.	18,907	3,099,425
Sherwin-Williams Co.	87,713	28,209,378
Solstice Advanced Materials, Inc.	69,974	5,734,369
# Southern Copper Corp.	22,776	3,910,411
TOTAL MATERIALS		40,953,583
UTILITIES — (1.0%)
NRG Energy, Inc.	122,388	19,041,125
	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	257,259	$40,605,761
TOTAL UTILITIES		59,646,886
TOTAL COMMON STOCKS		6,037,392,951

MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	55,050,534	55,050,534
TOTAL INVESTMENT SECURITIES (Cost $3,797,737,596)			6,092,443,485
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	5,853,261	67,692,966
TOTAL INVESTMENTS — (100.0%)
(Cost $3,865,430,561)			$6,160,136,451
As of April 30, 2026, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	125	06/18/26	$41,582,498	$45,273,437	$3,690,939
Total Futures Contracts			$41,582,498	$45,273,437	$3,690,939
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$403,981,235	—	—	$403,981,235
Consumer Discretionary	603,748,873	—	—	603,748,873
Consumer Staples	479,512,920	—	—	479,512,920
Energy	172,202,564	—	—	172,202,564
Financials	536,301,720	—	—	536,301,720
Health Care	790,785,984	—	—	790,785,984
Industrials	1,008,479,514	—	—	1,008,479,514
224

U.S. High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$1,941,779,672	—	—	$1,941,779,672
Materials	40,953,583	—	—	40,953,583
Utilities	59,646,886	—	—	59,646,886
Securities Lending Collateral	—	$67,692,966	—	67,692,966
Money Market Funds	55,050,534	—	—	55,050,534
Total Investments in Securities	$6,092,443,485	$67,692,966	—	$6,160,136,451
Financial Instruments
Assets
Futures Contracts**	3,690,939	—	—	3,690,939
Total Financial Instruments	$3,690,939	—	—	$3,690,939
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
225

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (94.6%)
REAL ESTATE — (94.6%)
#	Acadia Realty Trust	660,989	$14,290,582
#	Agree Realty Corp.	652,774	50,335,403
	Alexander's, Inc.	12,223	3,079,707
	Alexandria Real Estate Equities, Inc.	749,830	30,375,613
	Alpine Income Property Trust, Inc.	75,454	1,418,535
	American Assets Trust, Inc.	108,961	2,259,851
	American Healthcare REIT, Inc.	1,022,472	51,921,128
	American Homes 4 Rent, Class A	1,764,401	56,178,528
	American Tower Corp.	1,684,084	307,698,988
#	Americold Realty Trust, Inc.	1,473,959	18,026,519
	Apartment Investment & Management Co., Class A	187,902	798,584
#	Apple Hospitality REIT, Inc.	1,129,642	15,216,278
*	Ashford Hospitality Trust, Inc.	15,631	45,486
	AvalonBay Communities, Inc.	748,510	136,977,330
	Bluerock Homes Trust, Inc.	21,940	230,589
	Braemar Hotels & Resorts, Inc.	102,360	247,711
	Brandywine Realty Trust	808,797	2,450,655
	Brixmor Property Group, Inc.	1,671,642	50,299,708
#	Broadstone Net Lease, Inc.	1,038,545	20,563,191
	BRT Apartments Corp.	55,519	797,808
	BXP, Inc.	792,387	46,322,944
	Camden Property Trust	553,235	58,100,740
	CareTrust REIT, Inc.	1,217,781	48,041,460
	CBL & Associates Properties, Inc.	83,810	3,773,126
	Centerspace	80,593	5,502,084
	Chatham Lodging Trust	79,114	686,710
	Chiron Real Estate, Inc.	61,990	2,173,989
	Clipper Realty, Inc.	76,438	259,125
		Shares	Value†
REAL ESTATE — (Continued)
	Community Healthcare Trust, Inc.	121,045	$2,084,395
#	COPT Defense Properties	618,226	19,319,563
	Cousins Properties, Inc.	864,476	22,139,230
	Crown Castle, Inc.	2,335,198	207,318,878
	CTO Realty Growth, Inc.	170,770	3,458,093
	CubeSmart	1,165,421	47,176,242
#	Curbline Properties Corp.	541,317	14,940,349
	DiamondRock Hospitality Co.	1,083,049	11,047,100
	Digital Realty Trust, Inc.	1,523,622	306,156,605
	Diversified Healthcare Trust	920,937	6,943,865
	Douglas Emmett, Inc.	647,306	6,997,378
#	Easterly Government Properties, Inc.	156,440	3,662,260
#	EastGroup Properties, Inc.	290,815	58,511,978
#	Empire State Realty Trust, Inc., Class A	585,965	3,263,825
#	EPR Properties	414,689	23,143,793
	Equinix, Inc.	346,945	375,682,454
	Equity LifeStyle Properties, Inc.	962,402	60,910,423
	Equity Residential	1,889,976	123,566,631
	Essential Properties Realty Trust, Inc.	1,148,901	36,109,958
	Essex Property Trust, Inc.	347,794	91,542,859
	Extra Space Storage, Inc.	1,128,804	161,791,477
	Federal Realty Investment Trust	446,032	49,464,949
	First Industrial Realty Trust, Inc.	722,996	44,832,982
	Four Corners Property Trust, Inc.	585,514	14,971,593
	FrontView REIT, Inc.	15,823	280,067
	Gaming & Leisure Properties, Inc.	1,543,768	74,810,997
	Getty Realty Corp.	307,827	10,195,230
#	Gladstone Commercial Corp.	233,447	2,943,767
	Global Net Lease, Inc.	952,469	9,105,604
226

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Global Self Storage, Inc.	43,975	$246,260
#	Healthcare Realty Trust, Inc.	1,628,744	30,457,513
	Healthpeak Properties, Inc.	3,526,653	57,025,979
#	Highwoods Properties, Inc.	549,996	13,370,403
	Host Hotels & Resorts, Inc.	3,731,290	78,842,158
*	Hudson Pacific Properties, Inc.	263,234	2,424,385
	Independence Realty Trust, Inc.	1,213,280	19,788,597
	Industrial Logistics Properties Trust	199,900	1,485,257
#	Innovative Industrial Properties, Inc.	138,302	7,502,884
	InvenTrust Properties Corp.	407,536	13,090,056
	Invitation Homes, Inc.	2,989,079	85,995,803
	Iron Mountain, Inc.	1,614,260	203,380,617
#	JBG SMITH Properties	299,290	4,489,350
#	Kilroy Realty Corp.	567,287	18,867,966
	Kimco Realty Corp.	3,681,147	87,022,315
#	Kite Realty Group Trust	1,108,919	29,009,321
	Lamar Advertising Co., Class A	472,788	65,169,098
#	Lineage, Inc.	328,926	12,130,791
	LTC Properties, Inc.	265,937	10,164,112
	LXP Industrial Trust	312,292	15,901,909
	Macerich Co.	1,337,426	29,062,267
#	Medical Properties Trust, Inc.	2,587,835	12,783,905
	Mid-America Apartment Communities, Inc.	599,107	77,392,642
	Modiv Industrial, Inc.	35,472	566,488
	National Health Investors, Inc.	261,168	20,086,431
#	National Storage Affiliates Trust	390,757	16,630,618
	NET Lease Office Properties	68,842	899,077
#	NETSTREIT Corp.	519,581	10,687,781
	NexPoint Residential Trust, Inc.	109,652	3,167,846
	NNN REIT, Inc.	1,015,112	44,451,754
	Omega Healthcare Investors, Inc.	1,590,265	74,694,747
	One Liberty Properties, Inc.	85,292	1,936,981
	Orion Properties, Inc.	158,580	455,125
		Shares	Value†
REAL ESTATE — (Continued)
	Outfront Media, Inc.	814,952	$25,141,269
#	Park Hotels & Resorts, Inc.	992,810	11,387,531
#	Pebblebrook Hotel Trust	547,888	7,697,826
	Phillips Edison & Co., Inc.	682,541	27,414,259
*	Piedmont Realty Trust, Inc.	272,273	2,276,202
#	Postal Realty Trust, Inc., Class A	132,111	2,890,589
	Prologis, Inc.	3,413,491	484,783,992
	Public Storage	849,196	256,839,330
#	Realty Income Corp.	4,783,035	307,262,168
	Regency Centers Corp.	943,386	73,442,600
	Rexford Industrial Realty, Inc.	1,211,354	43,475,495
	RLJ Lodging Trust	301,246	2,482,267
	Ryman Hospitality Properties, Inc.	321,742	33,811,867
	Sabra Health Care REIT, Inc.	1,352,953	27,952,009
	Saul Centers, Inc.	71,999	2,478,926
	SBA Communications Corp.	581,837	128,702,344
	Service Properties Trust	90,177	139,774
	Sila Realty Trust, Inc.	276,299	8,407,779
	Simon Property Group, Inc.	1,584,845	322,848,775
#	SL Green Realty Corp.	342,793	14,537,851
	STAG Industrial, Inc.	1,037,087	40,010,816
	Strawberry Fields REIT, Inc.	9,196	113,755
	Summit Hotel Properties, Inc.	157,886	784,693
	Sun Communities, Inc.	668,389	85,446,850
	Sunstone Hotel Investors, Inc.	862,547	8,470,212
#	Tanger, Inc.	620,856	23,021,340
	Terreno Realty Corp.	577,513	37,653,848
	UDR, Inc.	1,696,615	61,654,989
	UMH Properties, Inc.	395,197	6,145,313
	Universal Health Realty Income Trust	70,810	2,881,967
	Urban Edge Properties	682,862	14,968,335
#	Ventas, Inc.	2,580,396	226,713,593
#	Veris Residential, Inc.	137,515	2,608,660
	VICI Properties, Inc.	5,667,075	165,478,590
	Vornado Realty Trust	835,362	24,968,970
	Welltower, Inc.	2,396,074	520,762,723
	Whitestone REIT	233,797	4,428,115
227

DFA Real Estate Securities Portfolio
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
WP Carey, Inc.	1,225,879	$89,403,355
Xenia Hotels & Resorts, Inc.	473,939	7,710,988
TOTAL REAL ESTATE		6,876,825,318
TOTAL COMMON STOCKS		6,876,825,318

MONEY MARKET FUNDS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	70,290,301	70,290,301
TOTAL INVESTMENT SECURITIES (Cost $3,976,393,850)			6,947,115,619
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	27,627,393	$319,510,797
TOTAL INVESTMENTS — (100.0%)
(Cost $4,295,904,647)			$7,266,626,416
As of April 30, 2026, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	176	06/18/26	$59,648,694	$63,745,000	$4,096,306
Total Futures Contracts			$59,648,694	$63,745,000	$4,096,306
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$6,876,825,318	—	—	$6,876,825,318
Securities Lending Collateral	—	$319,510,797	—	319,510,797
Money Market Funds	70,290,301	—	—	70,290,301
Total Investments in Securities	$6,947,115,619	$319,510,797	—	$7,266,626,416
Financial Instruments
Assets
Futures Contracts**	4,096,306	—	—	4,096,306
Total Financial Instruments	$4,096,306	—	—	$4,096,306
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
228

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$24,625,348,994	—
Investment Securities at Value (including $4,020,149, $15,132,610, $0 and $829,286,421 of securities on loan, respectively)	$211,262,378	$2,564,967,705	—	$15,811,182,987
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,107,089, $15,445,061, $0 and $768,197,152, respectively)	4,107,089	15,445,061	—	768,149,405
Segregated Cash for Futures Contracts	—	1,447,331	—	11,289,185
Foreign Currencies at Value	73,136	—	—	—
Cash	1,878,920	—	4,939,554	204
Receivables:
Investment Securities Sold	—	1,135,543	—	13,027,914
Dividends and Interest	1,206,029	1,087,853	—	6,952,035
Securities Lending Income	516	1,584	—	126,338
Fund Shares Sold	40,873	141,704	6,417,566	9,521,448
Futures Variation Margin	2,254,322	228,754	—	1,784,108
Unrealized Gain on Forward Currency Contracts	374,339	—	—	—
Prepaid Expenses and Other Assets	12,053	11,227	49,716	73,158
Total Assets	221,209,655	2,584,466,762	24,636,755,830	16,622,106,782
LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,106,758	15,448,452	—	768,156,766
Investment Securities Purchased	996,778	870,164	—	9,451,356
Fund Shares Redeemed	18,885	693,915	19,837,790	6,782,593
Due to Advisor	15,508	203,007	1,773,269	3,431,787
Due to Directors'/Trustees'	5,752	22,302	376,007	163,912
Due to CCO	23	276	2,691	1,701
Unrealized Loss on Forward Currency Contracts	683,833	—	—	—
Accrued Expenses and Other Liabilities	18,918	42,404	715,941	299,429
Total Liabilities	5,846,455	17,280,520	22,705,698	788,287,544
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$215,363,200	$2,567,186,242	$24,614,050,132	$15,833,819,238
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 13,883,373, 65,011,632, 396,352,630 and 379,028,264, respectively, $0.01 Par Value (1)Ж	$15.51	$39.49	$62.10	$41.77
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000
Investment Securities at Cost	$210,660,511	$1,153,724,948	N/A	$11,142,804,431
Foreign Currencies at Cost	$70,923	$—	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$206,398,088	$1,114,098,645	$14,219,499,519	$10,791,678,059
Total Distributable Earnings (Loss)	8,965,112	1,453,087,597	10,394,550,613	5,042,141,179
NET ASSETS	$215,363,200	$2,567,186,242	$24,614,050,132	$15,833,819,238

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
229

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $1,019,096,028, $1,151,913,488, $1,383,322,640 and $101,798,359 of securities on loan, respectively)	$18,709,293,298	$40,161,928,091	$37,721,618,978	$5,312,499,327
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $894,999,532, $1,033,188,077, $857,598,834 and $103,944,549, respectively)	894,932,496	1,033,180,610	857,598,834	103,940,973
Segregated Cash for Futures Contracts	11,385,673	23,157,302	21,951,192	2,846,418
Cash	17	1,272,484	2,375,732	91
Receivables:
Investment Securities Sold	9,332,146	751,487	16,318,501	11,757,737
Dividends and Interest	7,689,413	18,071,408	16,696,978	2,489,419
Securities Lending Income	172,534	169,089	194,731	14,749
Fund Shares Sold	12,356,210	6,876,865	8,038,588	824,060
Futures Variation Margin	1,799,390	3,659,748	3,469,134	449,848
Prepaid Expenses and Other Assets	59,107	144,694	74,426	32,034
Total Assets	19,647,020,284	41,249,211,778	38,648,337,094	5,434,854,656
LIABILITIES:
Payables:
Upon Return of Securities Loaned	895,071,523	1,033,217,821	857,620,527	104,080,746
Investment Securities Purchased	11,275,593	—	2,608,244	388,929
Fund Shares Redeemed	6,258,588	16,964,877	32,489,133	13,776,977
Due to Advisor	4,165,681	3,821,182	4,580,616	848,738
Due to Directors'/Trustees'	304,805	373,928	308,569	78,593
Due to CCO	2,016	4,321	4,074	576
Accrued Expenses and Other Liabilities	424,154	768,654	527,777	83,131
Total Liabilities	917,502,360	1,055,150,783	898,138,940	119,257,690
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$18,729,517,924	$40,194,060,995	$37,750,198,154	$5,315,596,966
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 316,620,396, 756,220,823, 797,082,663 and 160,487,415, respectively, $0.01 Par Value (1)Ж	$59.15	$53.15	$47.36	$33.12
(1) NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000
Investment Securities at Cost	$13,458,390,998	$10,774,341,380	$12,920,257,608	$3,138,792,949
NET ASSETS CONSIST OF:
Paid-In Capital	$12,692,014,803	$10,389,156,281	$12,186,111,695	$3,041,056,684
Total Distributable Earnings (Loss)	6,037,503,121	29,804,904,714	25,564,086,459	2,274,540,282
NET ASSETS	$18,729,517,924	$40,194,060,995	$37,750,198,154	$5,315,596,966

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
230

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,970,782,308, $568,437,157, $66,158,392 and $312,770,567 of securities on loan, respectively)	$18,929,118,136	$7,465,073,239	$6,092,443,485	$6,947,115,619
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,737,188,189, $534,135,104, $67,692,965 and $319,510,797, respectively)	1,737,040,436	534,087,336	67,692,966	319,510,797
Segregated Cash for Futures Contracts	14,762,780	4,462,605	3,015,274	4,245,505
Cash	7,713,975	6,405,655	—	—
Receivables:
Investment Securities Sold	5,901,088	2,217,552	908,269	304,458
Dividends and Interest	5,014,793	1,418,077	2,872,813	3,033,213
Securities Lending Income	368,741	109,095	10,894	35,934
Fund Shares Sold	8,591,057	4,463,362	1,798,094	1,370,623
Futures Variation Margin	2,333,071	705,320	476,517	670,927
Prepaid Expenses and Other Assets	79,288	39,534	51,901	29,639
Total Assets	20,710,923,365	8,018,981,775	6,169,270,213	7,276,316,715
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,737,542,994	534,335,927	67,701,950	319,556,848
Investment Securities Purchased	19,686,714	6,417,361	180,058	1,306,660
Fund Shares Redeemed	25,696,278	6,521,109	2,368,321	3,126,241
Due to Advisor	3,679,725	2,269,829	939,464	671,833
Due to Directors'/Trustees'	249,274	133,668	57,173	106,525
Due to CCO	2,039	803	669	753
Accrued Expenses and Other Liabilities	268,232	168,791	147,770	357,407
Total Liabilities	1,787,125,256	549,847,488	71,395,405	325,126,267
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$18,923,798,109	$7,469,134,287	$6,097,874,808	$6,951,190,448
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Net Assets - Institutional Class	$18,923,798,109	$7,361,647,387	$6,097,874,808	$6,951,190,448
Institutional Class Shares — based on shares outstanding of 324,551,576, 207,031,037, 217,081,454 and 155,810,590, respectively, $0.01 Par Value (1)Ж	$58.31	$35.89	$28.09	$44.61
(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000
Net Assets - ETF Class	$—	$107,486,900	$—	$—
ETF Class Shares — based on shares outstanding of $0, $1,925,000, $0 and $0 respectivelyЖ	$—	$55.84	$—	$—
Investment Securities at Cost	$11,251,243,273	$4,473,990,473	$3,797,737,596	$3,976,393,850
NET ASSETS CONSIST OF:
Paid-In Capital	$10,797,928,409	$4,158,199,973	$3,866,564,353	$3,869,071,443
Total Distributable Earnings (Loss)	8,125,869,700	3,310,934,314	2,231,310,455	3,082,119,005
NET ASSETS	$18,923,798,109	$7,469,134,287	$6,097,874,808	$6,951,190,448

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
231

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Equity Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $163,335 and $0, respectively)	—	—	$242,099,805	—
Income from Securities Lending, Net	—	—	371,558	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,639,401)	—
Total Net Investment Income Allocated from Affiliated Investment Companies	—	—	229,831,962	—
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $5,817, $0 and $147,766, respectively)	—	$14,934,410	—	$129,537,291
Dividend Income from Affiliates	$27,605	319,589	—	11,667,350
Interest	4,258,039	—	—	—
Income from Securities Lending, Net	2,204	14,602	—	661,825
Total Fund Investment Income	4,287,848	15,268,601	—	141,866,466
Fund Expenses
Investment Management Fees	128,800	1,210,703	22,520,009	19,362,661
Accounting Fees	9,191	28,869	50,721	165,085
S&P 500® Fees	4,454	—	—	—
Custodian Fees	4,774	15,547	570	90,301
Transfer Agent Fees
Institutional Class Shares	617	5,959	60,240	35,161
Shareholder Servicing Fees
Institutional Class Shares	16,543	177,101	1,655,963	496,997
Filing Fees
Institutional Class Shares	9,595	16,299	45,035	49,527
Shareholders' Reports
Institutional Class Shares	10,770	17,817	151,990	202,193
Directors'/Trustees' Fees & Expenses	1,014	10,516	107,981	62,198
CCO Fees	61	693	6,735	4,119
Professional Fees	1,257	14,698	87,817	85,195
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	—	—	89,342
Reflow Fees	—	44,574	1,208,362	267,439
Other	4,148	17,507	1,631	114,037
Total Fund Expenses	191,224	1,560,283	25,897,054	21,024,255
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	30,224	—	11,870,272	227,322
Net Expenses	161,000	1,560,283	14,026,782	20,796,933
Net Investment Income (Loss)	4,126,848	13,708,318	215,805,180	121,069,533
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	1,525,233	(4,795,903)	—	(173,621,049)
Affiliated Investment Companies Shares Sold	(121)	(5,666)	—	(71,908)
Transactions Allocated from Affiliated Investment Company	—	—	(307,176,081)	—
Futures	11,275,806	(558,980)	—	4,576,155
Foreign Currency Transactions	2,525	—	—	—
Forward Currency Contracts	(1,265,427)	—	—	—
In-Kind Redemptions	—	75,458,123	1,568,992,817	705,011,059
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	429,898	74,965,481	—	1,871,012,441
Affiliated Investment Companies Shares	—	—	—	(47,747)
Transactions Allocated from Affiliated Investment Company	—	—	2,005,124,918	—
Futures	(4,052,189)	1,484,559	—	4,638,978
Translation of Foreign Currency-Denominated Amounts	7,688	—	—	—
Forward Currency Contracts.	(874,694)	—	—	—
Net Realized and Unrealized Gain (Loss)	7,048,719	146,547,614	3,266,941,654	2,411,497,929
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,175,567	$160,255,932	$3,482,746,834	$2,532,567,462

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
232

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $117,925, $84,338, $80,951 and $25,237, respectively)	$157,738,876	$233,319,050	$229,529,757	$36,304,769
Dividend Income from Affiliates	14,406,243	18,182,002	15,057,017	1,737,098
Income from Securities Lending, Net	845,419	959,464	1,130,503	114,169
Total Investment Income	172,990,538	252,460,516	245,717,277	38,156,036
Expenses
Investment Management Fees	23,964,528	22,756,531	28,644,939	5,026,697
Accounting Fees	197,505	445,031	423,219	62,734
Custodian Fees	109,808	181,361	177,005	38,616
Transfer Agent Fees
Institutional Class Shares	41,025	93,212	88,220	12,481
Shareholder Servicing Fees
Institutional Class Shares	1,033,225	2,868,699	2,427,212	400,817
Filing Fees
Institutional Class Shares	49,850	124,441	108,489	25,995
Shareholders' Reports
Institutional Class Shares	163,935	138,638	137,274	47,032
Directors'/Trustees' Fees & Expenses	74,562	168,124	182,478	22,377
CCO Fees	4,908	10,854	10,246	1,439
Professional Fees	102,169	233,897	221,070	30,943
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	—	3,639	—
Reflow Fees	479,858	588,842	454,737	122,670
Other	117,678	263,575	235,372	37,245
Total Expenses	26,339,051	27,873,205	33,113,900	5,829,046
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	—	—	888,343	—
Net Expenses	26,339,051	27,873,205	32,225,557	5,829,046
Net Investment Income (Loss)	146,651,487	224,587,311	213,491,720	32,326,990
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(8,008,032)	(60,236,202)	(165,920,348)	(51,953,356)
Affiliated Investment Companies Shares Sold	(100,290)	(188,628)	(168,140)	(16,247)
Futures	3,857,751	(3,612,628)	(2,897,794)	(2,161,865)
In-Kind Redemptions	868,394,927	583,594,746	871,076,509	204,506,791
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,259,673,637	2,549,162,415	2,245,185,858	335,583,299
Affiliated Investment Companies Shares	(67,036)	(7,467)	—	(3,576)
Futures	5,839,479	14,778,029	14,174,603	2,198,365
Net Realized and Unrealized Gain (Loss)	3,129,590,436	3,083,490,265	2,961,450,688	488,153,411
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,276,241,923	$3,308,077,576	$3,174,942,408	$520,480,401
See accompanying Notes to Financial Statements.
233

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	U.S. High Relative Profitability Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $127,283, $91,587, $9,293 and $0, respectively)	$96,610,059	$41,525,454	$36,339,324	$113,612,173
Dividend Income from Affiliates	28,606,534	10,235,067	1,424,303	3,953,965
Income from Securities Lending, Net	1,917,541	703,159	61,622	192,908
Total Investment Income	127,134,134	52,463,680	37,825,249	117,759,046
Fund Expenses
Investment Management Fees	21,955,263	13,056,598	5,585,813	5,615,361
Accounting Fees	203,638	85,851	67,594	87,571
Custodian Fees	104,372	58,324	28,748	39,347
Transfer Agent Fees
Institutional Class Shares	42,543	16,857	14,030	17,638
ETF Class Shares	—	1,239	—	—
Shareholder Servicing Fees
Institutional Class Shares	814,733	450,906	470,558	444,694
Filing Fees
Institutional Class Shares	63,285	22,476	39,720	27,895
Shareholders' Reports
Institutional Class Shares	233,377	68,206	64,966	122,369
ETF Class Shares	—	704	—	—
Directors'/Trustees' Fees & Expenses	76,908	30,882	25,686	30,590
CCO Fees	5,035	1,975	1,682	1,880
Professional Fees	105,641	42,376	35,231	42,574
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	37,407	57,911	—
ETF Class Shares	—	13,842	—	—
Reflow Fees	282,334	213,523	48,004	322,679
Organizational/Offering Fees
ETF Class Shares	—	1,555	—	—
Other	125,696	55,185	41,048	54,670
Total Fund Expenses	24,012,825	14,157,906	6,480,991	6,807,268
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	301,142	37,407	13,207	861,591
ETF Class Shares	—	18,355	—	—
Net Expenses	23,711,683	14,102,144	6,467,784	5,945,677
Net Investment Income (Loss)	103,422,451	38,361,536	31,357,465	111,813,369
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(219,917,677)	(109,674,254)	(56,916,412)	(77,019,504)
Affiliated Investment Companies Shares Sold	(108,935)	(45,024)	(24,142)	(50,996)
Futures	2,282,526	3,710,673	4,601,431	2,103,151
In-Kind Redemptions	745,578,698	438,618,024	79,503,193	204,931,694
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,836,962,662	799,003,999	136,530,377	569,037,180
Affiliated Investment Companies Shares	(155,761)	(47,768)	—	—
Futures	11,739,595	(705,359)	3,037,213	2,420,946
Net Realized and Unrealized Gain (Loss)	2,376,381,108	1,130,860,291	166,731,660	701,422,471
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,479,803,559	$1,169,221,827	$198,089,125	$813,235,840
See accompanying Notes to Financial Statements.
234

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,126,848	$10,024,583	$13,708,318	$25,590,494	$215,805,180	$496,838,764
Net Realized Gain (Loss) on:
Investment Securities Sold	1,525,233	(290,408)	(4,795,903)	(28,743,358)	—	—
Affiliated Investment Companies Shares Sold	(121)	288	(5,666)	1,849	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(307,176,081)	(412,427,258)
Futures	11,275,806	28,623,952	(558,980)	(1,020,891)	—	—
Foreign Currency Transactions	2,525	(73,914)	—	—	—	—
Forward Currency Contracts	(1,265,427)	652,954	—	—	—	—
In-Kind Redemptions	—	—	75,458,123	126,983,828	1,568,992,817	3,562,960,589
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	429,898	401,473	74,965,481	253,993,615	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	2,005,124,918	(1,437,217,984)
Futures	(4,052,189)	2,758,700	1,484,559	—	—	—
Translation of Foreign Currency-Denominated Amounts	7,688	(144)	—	—	—	—
Forward Currency Contracts	(874,694)	64,524	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	11,175,567	42,162,008	160,255,932	376,805,537	3,482,746,834	2,210,154,111
Distributions:
Institutional Class Shares	(32,545,567)	(10,618,985)	(11,845,819)	(23,490,312)	(177,004,260)	(455,315,174)
Capital Share Transactions (1):
Shares Issued	7,155,877	37,415,486	208,476,146	684,816,073	3,871,430,929	9,158,558,862
Shares Issued in Lieu of Cash Distributions	32,401,488	10,574,297	10,491,663	20,632,918	161,232,011	413,880,754
Shares Redeemed	(38,556,501)	(62,311,067)	(237,492,032)	(490,892,080)	(6,782,507,250)	(11,809,720,674)
Net Increase (Decrease) from Capital Share Transactions	1,000,864	(14,321,284)	(18,524,223)	214,556,911	(2,749,844,310)	(2,237,281,058)
Total Increase (Decrease) in Net Assets	(20,369,136)	17,221,739	129,885,890	567,872,136	555,898,264	(482,442,121)
Net Assets
Beginning of Period	235,732,336	218,510,597	2,437,300,352	1,869,428,216	24,058,151,868	24,540,593,989
End of Period	$215,363,200	$235,732,336	$2,567,186,242	$2,437,300,352	$24,614,050,132	$24,058,151,868
(1) Shares Issued and Redeemed:
Shares Issued	471,720	2,425,959	5,564,694	20,740,799	67,208,835	178,353,190
Shares Issued in Lieu of Cash Distributions	2,205,025	678,337	291,669	614,927	2,832,027	8,070,435
Shares Redeemed	(2,587,162)	(4,114,523)	(6,333,814)	(14,953,898)	(118,592,585)	(229,170,534)
Net Increase (Decrease) from Shares Issued and Redeemed	89,583	(1,010,227)	(477,451)	6,401,828	(48,551,723)	(42,746,909)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
235

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$121,069,533	$241,575,233	$146,651,487	$285,706,627	$224,587,311	$449,606,456
Net Realized Gain (Loss) on:
Investment Securities Sold	(173,621,049)	18,211,080	(8,008,032)	(132,897,360)	(60,236,202)	(1,479,652)
Affiliated Investment Companies Shares Sold	(71,908)	142,956	(100,290)	135,381	(188,628)	196,030
Futures	4,576,155	18,315,881	3,857,751	30,117,036	(3,612,628)	38,614,569
In-Kind Redemptions	705,011,059	1,776,910,374	868,394,927	1,820,523,872	583,594,746	1,896,245,051
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,871,012,441	(1,170,982,560)	2,259,673,637	(1,218,187,810)	2,549,162,415	3,267,263,097
Affiliated Investment Companies Shares	(47,747)	(3,824)	(67,036)	(11,987)	(7,467)	(14,629)
Futures	4,638,978	3,607,772	5,839,479	9,118,938	14,778,029	6,625,555
Net Increase (Decrease) in Net Assets Resulting from Operations	2,532,567,462	887,776,912	3,276,241,923	794,504,697	3,308,077,576	5,657,056,477
Distributions:
Institutional Class Shares	(108,320,423)	(233,082,015)	(134,479,506)	(275,111,650)	(190,819,573)	(414,172,785)
Capital Share Transactions (1):
Shares Issued	2,667,477,859	4,924,856,245	2,327,226,788	5,325,138,298	1,969,925,994	4,757,902,156
Shares Issued in Lieu of Cash Distributions	103,819,134	221,726,844	120,582,066	248,565,635	184,267,494	398,846,517
Shares Redeemed	(2,677,153,481)	(5,830,226,825)	(2,836,188,871)	(6,564,800,379)	(3,050,163,224)	(7,708,400,446)
Net Increase (Decrease) from Capital Share Transactions	94,143,512	(683,643,736)	(388,380,017)	(991,096,446)	(895,969,736)	(2,551,651,773)
Total Increase (Decrease) in Net Assets	2,518,390,551	(28,948,839)	2,753,382,400	(471,703,399)	2,221,288,267	2,691,231,919
Net Assets
Beginning of Period	13,315,428,687	13,344,377,526	15,976,135,524	16,447,838,923	37,972,772,728	35,281,540,809
End of Period	$15,833,819,238	$13,315,428,687	$18,729,517,924	$15,976,135,524	$40,194,060,995	$37,972,772,728
(1) Shares Issued and Redeemed:
Shares Issued	68,613,110	145,864,025	42,638,110	112,529,402	39,174,639	107,530,176
Shares Issued in Lieu of Cash Distributions	2,741,015	6,472,821	2,263,713	5,181,374	3,800,878	8,928,320
Shares Redeemed	(69,282,028)	(171,642,563)	(52,173,887)	(137,231,758)	(60,802,824)	(173,935,998)
Net Increase (Decrease) from Shares Issued and Redeemed	2,072,097	(19,305,717)	(7,272,064)	(19,520,982)	(17,827,307)	(57,477,502)
See accompanying Notes to Financial Statements.
236

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$213,491,720	$424,214,217	$32,326,990	$66,059,675	$103,422,451	$193,419,498
Net Realized Gain (Loss) on:
Investment Securities Sold	(165,920,348)	(42,202,114)	(51,953,356)	(9,610,255)	(219,917,677)	(67,541,507)
Affiliated Investment Companies Shares Sold	(168,140)	184,087	(16,247)	15,943	(108,935)	154,135
Futures	(2,897,794)	37,771,719	(2,161,865)	5,736,762	2,282,526	9,175,887
In-Kind Redemptions	871,076,509	2,989,429,981	204,506,791	688,869,560	745,578,698	1,625,258,046
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,245,185,858	1,796,991,457	335,583,299	(160,949,418)	1,836,962,662	(611,576,372)
Affiliated Investment Companies Shares	—	(24,764)	(3,576)	(490)	(155,761)	(12,228)
Futures	14,174,603	17,273,094	2,198,365	1,568,743	11,739,595	8,361,666
Net Increase (Decrease) in Net Assets Resulting from Operations	3,174,942,408	5,223,637,677	520,480,401	591,690,520	2,479,803,559	1,157,239,125
Distributions:
Institutional Class Shares	(181,583,238)	(393,201,485)	(27,920,068)	(62,006,000)	(89,366,746)	(182,841,225)
Capital Share Transactions (1):
Shares Issued	2,268,646,015	5,949,674,014	561,201,048	1,445,762,279	2,353,858,029	4,757,923,746
Shares Issued in Lieu of Cash Distributions	178,639,772	386,638,975	27,219,244	60,052,740	83,327,994	171,752,409
Shares Redeemed	(3,444,555,464)	(9,147,136,079)	(707,714,290)	(1,956,144,862)	(2,652,692,404)	(5,368,854,205)
Net Increase (Decrease) from Capital Share Transactions	(997,269,677)	(2,810,823,090)	(119,293,998)	(450,329,843)	(215,506,381)	(439,178,050)
Total Increase (Decrease) in Net Assets	1,996,089,493	2,019,613,102	373,266,335	79,354,677	2,174,930,432	535,219,850
Net Assets
Beginning of Period	35,754,108,661	33,734,495,559	4,942,330,631	4,862,975,954	16,748,867,677	16,213,647,827
End of Period	$37,750,198,154	$35,754,108,661	$5,315,596,966	$4,942,330,631	$18,923,798,109	$16,748,867,677
(1) Shares Issued and Redeemed:
Shares Issued	50,517,099	149,032,786	17,920,858	52,302,991	43,179,365	98,398,926
Shares Issued in Lieu of Cash Distributions	4,120,671	9,703,734	897,492	2,147,588	1,577,209	3,507,779
Shares Redeemed	(76,700,766)	(227,907,787)	(22,714,132)	(70,687,170)	(48,640,338)	(110,601,748)
Net Increase (Decrease) from Shares Issued and Redeemed	(22,062,996)	(69,171,267)	(3,895,782)	(16,236,591)	(3,883,764)	(8,695,043)
See accompanying Notes to Financial Statements.
237

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$38,361,536	$73,387,533	$31,357,465	$64,771,365	$111,813,369	$216,207,624
Net Realized Gain (Loss) on:
Investment Securities Sold	(109,674,254)	(12,072,986)	(56,916,412)	(72,605,127)	(77,019,504)	(19,387,339)
Affiliated Investment Companies Shares Sold	(45,024)	64,913	(24,142)	15,160	(50,996)	5,021
Futures	3,710,673	5,414,217	4,601,431	5,974,517	2,103,151	10,862,580
In-Kind Redemptions	438,618,024	1,799,330,640	79,503,193	485,360,976	204,931,694	476,197,520
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	799,003,999	(1,290,590,376)	136,530,377	225,210,197	569,037,180	(912,934,442)
Affiliated Investment Companies Shares	(47,768)	(8,684)	—	—	—	(393)
Futures	(705,359)	2,982,242	3,037,213	664,218	2,420,946	944,446
Net Increase (Decrease) in Net Assets Resulting from Operations	1,169,221,827	578,507,499	198,089,125	709,391,306	813,235,840	(228,104,983)
Distributions:
Institutional Class Shares	(29,065,287)	(71,300,329)	(28,205,106)	(60,345,265)	(147,418,917)	(178,500,204)
Capital Share Transactions (1):
Shares Issued	913,477,037	2,907,153,672	941,231,379	1,499,902,661	770,726,769	1,648,342,099
Shares Issued in Lieu of Cash Distributions	25,675,703	64,093,670	27,793,029	59,415,687	142,675,061	172,441,031
Shares Redeemed	(1,216,950,216)	(4,256,757,903)	(593,986,093)	(1,941,970,077)	(1,278,984,528)	(2,242,044,129)
Net Increase (Decrease) from Capital Share Transactions	(277,797,476)	(1,285,510,561)	375,038,315	(382,651,729)	(365,582,698)	(421,260,999)
Total Increase (Decrease) in Net Assets	862,359,064	(778,303,391)	544,922,334	266,394	300,234,225	(827,866,186)
Net Assets
Beginning of Period	6,606,775,223	7,385,078,614	5,552,952,474	5,286,558	6,650,956,223	7,478,822,409
End of Period	$7,469,134,287	$6,606,775,223	$6,097,874,808	$5,552,952	$6,951,190,448	$6,650,956,223
(1) Shares Issued and Redeemed:
Shares Issued	25,872,279	101,470,385	34,681,733	59,683,158	18,534,663	40,397,122
Shares Issued in Lieu of Cash Distributions	800,767	2,222,934	1,049,558	2,350,360	3,595,316	4,138,594
Shares Redeemed	(36,232,777)	(148,146,598)	(21,676,205)	(76,703,882)	(30,813,436)	(54,761,957)
Net Increase (Decrease) from Shares Issued and Redeemed	(9,559,731)	(44,453,279)	14,055,086	(14,670,364)	(8,683,457)	(10,226,241)
See accompanying Notes to Financial Statements.
238

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Enhanced U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.09	$14.76	$11.06	$10.36	$18.53	$14.06
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.67	0.54	0.33	0.15	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.51	2.36	3.67	0.68	(2.48)	5.49
Total from Investment Operations	0.80	3.03	4.21	1.01	(2.33)	5.59
Less Distributions:
Net Investment Income	(0.39)	(0.69)	(0.51)	(0.31)	(0.11)	(0.13)
Net Realized Gains	(1.99)	(0.01)	—	—	(5.73)	(0.99)
Total Distributions	(2.38)	(0.70)	(0.51)	(0.31)	(5.84)	(1.12)
Net Asset Value, End of Period	$15.51	$17.09	$14.76	$11.06	$10.36	$18.53
Total Return	5.52%(B)	21.07%	38.62%	9.77%	(19.24%)	41.82%
Net Assets, End of Period (thousands)	$215,363	$235,732	$218,511	$196,372	$258,641	$426,867
Ratio of Expenses to Average Net Assets	0.15%(C)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18%(C)	0.18%	0.18%	0.19%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.84%(C)	4.38%	4.01%	3.02%	1.26%	0.59%
Portfolio Turnover Rate	41%(B)	86%	49%	19%	118%	70%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
239

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$37.22	$31.64	$24.03	$23.10	$28.11	$20.01
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.40	0.39	0.38	0.37	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.24	5.55	8.54	1.62	(4.19)	8.11
Total from Investment Operations	2.45	5.95	8.93	2.00	(3.82)	8.44
Less Distributions:
Net Investment Income	(0.18)	(0.37)	(0.36)	(0.34)	(0.34)	(0.34)
Net Realized Gains	—	—	(0.96)	(0.73)	(0.85)	—
Total Distributions	(0.18)	(0.37)	(1.32)	(1.07)	(1.19)	(0.34)
Net Asset Value, End of Period	$39.49	$37.22	$31.64	$24.03	$23.10	$28.11
Total Return	6.64%(B)	18.94%	38.22%	8.83%	(14.12%)	42.42%
Net Assets, End of Period (thousands)	$2,567,186	$2,437,300	$1,869,428	$1,546,941	$1,613,798	$2,200,814
Ratio of Expenses to Average Net Assets	0.13%(C)	0.13%	0.14%	0.13%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.13%(C)	0.13%	0.14%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.13%(C)	1.20%	1.35%	1.56%	1.45%	1.32%
Portfolio Turnover Rate	3%(B)	8%	12%	8%	7%	7%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
240

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$54.07	$50.32	$40.06	$42.28	$45.91	$31.40
Income from Investment Operations (A)
Net Investment Income (Loss)	0.52	1.06	1.00	0.96	0.91	0.76
Net Gains (Losses) on Securities (Realized and Unrealized)	7.94	3.66	10.91	(1.27)	(2.50)	14.46
Total from Investment Operations	8.46	4.72	11.91	(0.31)	(1.59)	15.22
Less Distributions:
Net Investment Income	(0.43)	(0.97)	(0.91)	(0.87)	(0.82)	(0.71)
Net Realized Gains	—	—	(0.74)	(1.04)	(1.22)	—
Total Distributions	(0.43)	(0.97)	(1.65)	(1.91)	(2.04)	(0.71)
Net Asset Value, End of Period	$62.10	$54.07	$50.32	$40.06	$42.28	$45.91
Total Return	15.73%(B)	9.51%	30.21%	(0.89%)	(3.54%)	48.68%
Net Assets, End of Period (thousands)	$24,614,050	$24,058,152	$24,540,594	$21,162,196	$23,294,887	$25,309,703
Ratio of Expenses to Average Net Assets (D)	0.22%(C)	0.22%	0.23%	0.22%	0.21%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.32%(C)	0.32%	0.33%	0.32%	0.31%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.82%(C)	2.07%	2.13%	2.27%	2.09%	1.80%
Portfolio Turnover Rate	6%(B)	8%	9%	13%	10%	10%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
241

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$35.32	$33.68	$26.76	$28.74	$31.61	$18.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.63	0.51	0.47	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	6.42	1.62	7.16	(0.97)	(0.87)	13.02
Total from Investment Operations	6.74	2.25	7.67	(0.50)	(0.44)	13.48
Less Distributions:
Net Investment Income	(0.29)	(0.61)	(0.49)	(0.44)	(0.40)	(0.44)
Net Realized Gains	—	—	(0.26)	(1.04)	(2.03)	—
Total Distributions	(0.29)	(0.61)	(0.75)	(1.48)	(2.43)	(0.44)
Net Asset Value, End of Period	$41.77	$35.32	$33.68	$26.76	$28.74	$31.61
Total Return	19.17%(B)	6.74%	28.86%	(1.90%)	(1.39%)	72.95%
Net Assets, End of Period (thousands)	$15,833,819	$13,315,429	$13,344,378	$11,037,115	$11,746,736	$12,591,768
Ratio of Expenses to Average Net Assets	0.29%(C)	0.29%	0.29%	0.30%	0.30%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.29%(C)	0.30%	0.30%	0.30%	0.30%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.69%(C)	1.83%	1.60%	1.64%	1.47%	1.65%
Portfolio Turnover Rate	7%(B)	10%	7%	20%	18%	13%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
242

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. Small Cap Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$49.33	$47.90	$38.23	$42.01	$46.33	$27.34
Income from Investment Operations (A)
Net Investment Income (Loss)	0.46	0.86	0.75	0.72	0.68	0.80
Net Gains (Losses) on Securities (Realized and Unrealized)	9.78	1.40	10.59	(1.68)	(0.47)	18.98
Total from Investment Operations	10.24	2.26	11.34	(0.96)	0.21	19.78
Less Distributions:
Net Investment Income	(0.42)	(0.83)	(0.71)	(0.69)	(0.67)	(0.79)
Net Realized Gains	—	—	(0.96)	(2.13)	(3.86)	—
Total Distributions	(0.42)	(0.83)	(1.67)	(2.82)	(4.53)	(0.79)
Net Asset Value, End of Period	$59.15	$49.33	$47.90	$38.23	$42.01	$46.33
Total Return	20.86%(B)	4.79%	30.08%	(2.49%)	0.58%	73.01%
Net Assets, End of Period (thousands)	$18,729,518	$15,976,136	$16,447,839	$12,916,598	$14,344,438	$15,145,347
Ratio of Expenses to Average Net Assets	0.31%(C)	0.31%	0.31%	0.31%	0.33%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31%(C)	0.31%	0.31%	0.31%	0.33%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.71%(C)	1.80%	1.64%	1.77%	1.62%	1.94%
Portfolio Turnover Rate	6%(B)	7%	12%	25%	23%	22%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
243

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$49.06	$42.43	$31.51	$30.70	$36.25	$25.24
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.56	0.54	0.52	0.49	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	4.05	6.59	10.91	1.51	(4.65)	10.99
Total from Investment Operations	4.34	7.15	11.45	2.03	(4.16)	11.43
Less Distributions:
Net Investment Income	(0.25)	(0.52)	(0.53)	(0.47)	(0.45)	(0.42)
Net Realized Gains	—	—	—	(0.75)	(0.94)	—
Total Distributions	(0.25)	(0.52)	(0.53)	(1.22)	(1.39)	(0.42)
Net Asset Value, End of Period	$53.15	$49.06	$42.43	$31.51	$30.70	$36.25
Total Return	8.90%(B)	16.98%	36.48%	6.69%	(11.85%)	45.50%
Net Assets, End of Period (thousands)	$40,194,061	$37,972,773	$35,281,541	$28,100,325	$28,055,282	$33,385,041
Ratio of Expenses to Average Net Assets	0.15%(C)	0.15%	0.15%	0.15%	0.14%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.15%(C)	0.15%	0.15%	0.15%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.18%(C)	1.26%	1.40%	1.61%	1.48%	1.34%
Portfolio Turnover Rate	1%(B)	2%	6%	8%	5%	4%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
244

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. Core Equity 2 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$43.65	$37.98	$28.36	$28.01	$33.16	$22.79
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.50	0.48	0.45	0.42	0.39
Net Gains (Losses) on Securities (Realized and Unrealized)	3.68	5.63	9.72	1.11	(3.98)	10.35
Total from Investment Operations	3.94	6.13	10.20	1.56	(3.56)	10.74
Less Distributions:
Net Investment Income	(0.23)	(0.46)	(0.45)	(0.42)	(0.39)	(0.37)
Net Realized Gains	—	—	(0.13)	(0.79)	(1.20)	—
Total Distributions	(0.23)	(0.46)	(0.58)	(1.21)	(1.59)	(0.37)
Net Asset Value, End of Period	$47.36	$43.65	$37.98	$28.36	$28.01	$33.16
Total Return	9.06%(B)	16.27%	36.20%	5.64%	(11.19%)	47.35%
Net Assets, End of Period (thousands)	$37,750,198	$35,754,109	$33,734,496	$27,933,640	$29,273,947	$35,148,897
Ratio of Expenses to Average Net Assets	0.18%(C)	0.18%	0.18%	0.19%	0.18%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.18%(C)	0.19%	0.19%	0.19%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.19%(C)	1.26%	1.39%	1.57%	1.41%	1.29%
Portfolio Turnover Rate	2%(B)	5%	8%	7%	5%	5%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
245

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$30.07	$26.92	$21.12	$22.25	$26.02	$17.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.38	0.37	0.36	0.35	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	3.02	3.13	6.25	(0.42)	(2.17)	9.00
Total from Investment Operations	3.22	3.51	6.62	(0.06)	(1.82)	9.31
Less Distributions:
Net Investment Income	(0.17)	(0.36)	(0.35)	(0.34)	(0.32)	(0.29)
Net Realized Gains	—	—	(0.47)	(0.73)	(1.63)	—
Total Distributions	(0.17)	(0.36)	(0.82)	(1.07)	(1.95)	(0.29)
Net Asset Value, End of Period	$33.12	$30.07	$26.92	$21.12	$22.25	$26.02
Total Return	10.77%(B)	13.15%	31.81%	(0.41%)	(7.42%)	54.98%
Net Assets, End of Period (thousands)	$5,315,597	$4,942,331	$4,862,976	$4,073,726	$4,425,060	$5,182,775
Ratio of Expenses to Average Net Assets	0.23%(C)	0.25%	0.29%	0.28%	0.28%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.23%(C)	0.25%	0.29%	0.28%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.29%(C)	1.37%	1.48%	1.64%	1.49%	1.31%
Portfolio Turnover Rate	3%(B)	9%	11%	11%	10%	10%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
246

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$51.00	$48.09	$37.47	$41.06	$48.50	$31.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.58	0.56	0.53	0.48	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	7.26	2.88	11.17	(2.06)	(4.93)	17.50
Total from Investment Operations	7.58	3.46	11.73	(1.53)	(4.45)	18.00
Less Distributions:
Net Investment Income	(0.27)	(0.55)	(0.53)	(0.50)	(0.45)	(0.50)
Net Realized Gains	—	—	(0.58)	(1.56)	(2.54)	—
Total Distributions	(0.27)	(0.55)	(1.11)	(2.06)	(2.99)	(0.50)
Net Asset Value, End of Period	$58.31	$51.00	$48.09	$37.47	$41.06	$48.50
Total Return	14.92%(B)	7.25%	31.65%	(3.96%)	(9.62%)	58.30%
Net Assets, End of Period (thousands)	$18,923,798	$16,748,868	$16,213,648	$12,747,820	$13,883,602	$16,747,405
Ratio of Expenses to Average Net Assets	0.27%(C)	0.27%	0.27%	0.28%	0.29%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.27%(C)	0.28%	0.28%	0.28%	0.29%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.18%(C)	1.19%	1.23%	1.31%	1.12%	1.13%
Portfolio Turnover Rate	4%(B)	5%	6%	20%	13%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
247

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. Micro Cap Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$30.50	$28.29	$22.14	$24.45	$29.55	$18.19
Income from Investment Operations
Net Investment Income (Loss) (A)	0.18	0.31	0.31	0.29	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	5.02	2.20	6.51	(1.39)	(2.41)	11.37
Total from Investment Operations	5.20	2.51	6.82	(1.10)	(2.14)	11.61
Less Distributions:
Net Investment Income	(0.14)	(0.30)	(0.29)	(0.28)	(0.26)	(0.25)
Net Realized Gains	—	—	(0.38)	(0.93)	(2.70)	—
Total Distributions	(0.14)	(0.30)	(0.67)	(1.21)	(2.96)	(0.25)
Net Asset Value, End of Period	$35.89	$30.50	$28.29	$22.14	$24.45	$29.55
Total Return	18.18%(B)	8.95%	31.12%	(4.74%)	(7.93%)	64.00%
Net Assets, End of Period (thousands)	$7,361,647	$6,606,775	$7,385,079	$6,023,413	$6,475,434	$7,453,865
Ratio of Expenses to Average Net Assets	0.41%(C)	0.42%	0.41%	0.41%	0.41%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.41%(C)	0.42%	0.41%	0.41%	0.41%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.12%(C)	1.07%	1.17%	1.22%	1.08%	0.90%
Portfolio Turnover Rate	7%(B)(E)	7%	9%	22%	22%	20%
See accompanying Notes to Financial Statements.
248

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
U.S. Micro Cap Portfolio -ETF Class Shares
Period Mar 20, 2026Ʊ to Apr 30, 2026
(Unaudited)
Net Asset Value, Beginning of Period	$50.00
Income from Investment Operations
Net Investment Income (Loss) (A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	5.81
Total from Investment Operations	5.84
Net Asset Value, End of Period	$55.84
Total Return	11.67%(B)
Net Assets, End of Period (thousands)	$107,487
Ratio of Expenses to Average Net Assets	0.41%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.61%(C)
Ratio of Net Investment Income to Average Net Assets	0.67%(C)
Portfolio Turnover Rate	7%(B)(E)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
249

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. High Relative Profitability Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.35	$24.28	$18.07	$17.23	$19.51	$14.61
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.31	0.32	0.32	0.29	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.72	3.05	6.19	1.17	(1.91)	4.89
Total from Investment Operations	0.87	3.36	6.51	1.49	(1.62)	5.15
Less Distributions:
Net Investment Income	(0.13)	(0.29)	(0.30)	(0.30)	(0.27)	(0.25)
Net Realized Gains	—	—	—	(0.35)	(0.39)	—
Total Distributions	(0.13)	(0.29)	(0.30)	(0.65)	(0.66)	(0.25)
Net Asset Value, End of Period	$28.09	$27.35	$24.28	$18.07	$17.23	$19.51
Total Return	3.21%(B)	13.93%	36.16%	8.67%	(8.55%)	35.42%
Net Assets, End of Period (thousands)	$6,097,875	$5,552,952	$5,286,558	$4,374,113	$4,662,298	$5,835,637
Ratio of Expenses to Average Net Assets	0.22%(C)	0.22%	0.23%	0.23%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%(C)	0.23%	0.23%	0.23%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.07%(C)	1.21%	1.45%	1.78%	1.61%	1.46%
Portfolio Turnover Rate	4%(B)	11%	13%	12%	20%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
250

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$40.43	$42.80	$33.10	$38.39	$48.90	$34.21
Income from Investment Operations (A)
Net Investment Income (Loss)	0.69	1.26	1.30	1.26	0.89	0.90
Net Gains (Losses) on Securities (Realized and Unrealized)	4.40	(2.59)	9.87	(4.00)	(10.10)	14.86
Total from Investment Operations	5.09	(1.33)	11.17	(2.74)	(9.21)	15.76
Less Distributions:
Net Investment Income	(0.91)	(1.04)	(1.30)	(1.22)	(0.79)	(0.95)
Net Realized Gains	—	—	(0.17)	(1.33)	(0.51)	(0.12)
Total Distributions	(0.91)	(1.04)	(1.47)	(2.55)	(1.30)	(1.07)
Net Asset Value, End of Period	$44.61	$40.43	$42.80	$33.10	$38.39	$48.90
Total Return	12.88%(B)	(3.16%)	34.33%	(7.83%)	(19.38%)	47.01%
Net Assets, End of Period (thousands)	$6,951,190	$6,650,956	$7,478,822	$6,342,029	$8,068,926	$11,215,098
Ratio of Expenses to Average Net Assets	0.18%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.21%(C)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.39%(C)	3.09%	3.34%	3.39%	1.96%	2.12%
Portfolio Turnover Rate	3%(B)	6%	4%	3%	3%	5%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
251

252

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
U.S. Micro Cap Portfolio offers both mutual fund share classes (“Institutional Class”) and an exchange-traded share class that operates as an ETF (“ETF Class”). Under this structure, the ETF Class shares are listed and traded on the NYSE, a national securities exchange, and are generally bought and sold at market-determined prices, whereas the mutual fund share classes are purchased and redeemed at the Portfolio's net asset value (“NAV”) next determined after receipt of the order. Market prices for the ETF Class may be different from their NAV. The ETF Class shares are issued and redeemed on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind (and an amount of cash). Once created, ETF Class shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. ETF Class shares may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Portfolio's distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem ETF Class shares directly from the Portfolio.
Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund”) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2026, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:
Feeder Fund	Master Fund	Percentage Ownership 04/30/26
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	85%
U.S. Large Cap Value Portfolio III	The U.S. Large Cap Value Series	15%
To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.
The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and
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liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter (“OTC”) securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange. These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund's investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy. The notes to the Series' financial statements included elsewhere in this report provide information about the Series' valuation policy and their period-end security valuations.
254

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.
The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Security Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of
255

investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Organizational costs are expensed during the fiscal year of inception of the Portfolios.
Distributions to shareholders are recorded on the ex-dividend date. The Portfolios intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if there are any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.
The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.
The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
5. Other: Expenses directly attributable to a Portfolio are directly charged. Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios. Institutional Class shares and ETF Class shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on methods approved by the Board, generally based on average net assets. Each class will bear its own class-specific expenses, if any.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.20%
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee
256

Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2026, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a non-feeder Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	—	$30,224
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	11,870,272
U.S. Targeted Value Portfolio (1)	0.29%	—	$89,342	227,322
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.18%	—	3,639	888,343
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—
U.S. Small Cap Portfolio (1)	0.27%	—	—	301,142
U.S. Micro Cap Portfolio (1)	0.41%	—	37,407	37,407
U.S. High Relative Profitability Portfolio (3)	0.22%	—	57,911	13,207
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	861,591
ETF Class Shares
U.S. Micro Cap Portfolio (1)	0.41%	—	13,842	18,355
(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses of a class of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies)
(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the  total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to the rate listed above as a percentage of the average net assets of a class of the
Portfolio on an annualized basis (the "Permanent Fee Waiver").

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).
Prior to February 28, 2025, the Expense Limitation Amount for the U.S. High Relative Profitability Portfolio was 0.25%.

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	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
Enhanced U.S. Large Company Portfolio	$45,825	$68,761	$59,503	$30,225	$204,314
U.S. Targeted Value Portfolio	—	479,932	1,040,533	227,322	1,747,787
U.S. Core Equity 2 Portfolio	—	2,777,739	2,870,276	888,343	6,536,358
U.S. Small Cap Portfolio	—	749,115	1,233,631	301,142	2,283,888
U.S. Micro Cap Portfolio ETF Class Shares	—	—	—	4,513	4,513
U.S. High Relative Profitability Portfolio	—	—	220,052	13,207	233,259
DFA Real Estate Securities Portfolio	1,082,567	1,524,625	1,794,012	861,591	5,262,795

Distribution:
DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the ETF Class shares. The Distributor does not maintain any secondary market in the ETF Class shares. No compensation is paid by the ETF Class shares to the Distributor under the distribution agreement.
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
Enhanced U.S. Large Company Portfolio	$4,486
U.S. Large Cap Equity Portfolio	10,347
U.S. Large Cap Value Portfolio	243,166
U.S. Targeted Value Portfolio	90,160
U.S. Small Cap Value Portfolio	215,959
U.S. Core Equity 1 Portfolio	174,530
U.S. Core Equity 2 Portfolio	182,046
U.S. Vector Equity Portfolio	51,737
U.S. Small Cap Portfolio	158,228
U.S. Micro Cap Portfolio	95,463
U.S. High Relative Profitability Portfolio	27,079
DFA Real Estate Securities Portfolio	67,978

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E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Domestic Equity Portfolios other than the Enhanced U.S. Large Company Portfolio), were as follows:
	U.S. Government Securities	Other Investment Securities
	Purchases	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$13,444,268	$84,785,018	$49,217,678
U.S. Large Cap Equity Portfolio	—	130,400,853	63,523,407
U.S. Targeted Value Portfolio	—	2,281,604,542	1,013,587,778
U.S. Small Cap Value Portfolio	—	2,089,670,250	967,295,981
U.S. Core Equity 1 Portfolio	—	275,276,663	468,907,674
U.S. Core Equity 2 Portfolio	—	768,923,076	720,101,394
U.S. Vector Equity Portfolio	—	343,871,892	172,377,153
U.S. Small Cap Portfolio	—	1,708,504,662	697,704,084
U.S. Micro Cap Portfolio	—	851,882,168	452,374,900
U.S. High Relative Profitability Portfolio	—	811,550,434	253,794,577
DFA Real Estate Securities Portfolio	—	180,629,526	186,658,880
In-kind transactions for the period ended April 30, 2026 were as follows:
	Purchases	Sales
U.S. Micro Cap Portfolio	37,030,456	101,147,515

There were no purchases or sales of long-term U.S. government securities by the Portfolios other than the Enhanced U.S. Large Company Portfolio.
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$1,537,954	$36,439,552	$33,870,296	$(121)	—	$4,107,089	355,131	$27,605	—
Total	$1,537,954	$36,439,552	$33,870,296	$(121)	—	$4,107,089		$27,605	—
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	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$14,426,996	$146,184,109	$145,160,378	$(5,666)	—	$15,445,061	1,335,500	$319,589	—
Total	$14,426,996	$146,184,109	$145,160,378	$(5,666)	—	$15,445,061		$319,589	—
U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$525,266,574	$1,695,368,440	$1,452,365,954	$(71,908)	$(47,747)	$768,149,405	66,420,182	$11,667,350	—
Total	$525,266,574	$1,695,368,440	$1,452,365,954	$(71,908)	$(47,747)	$768,149,405		$11,667,350	—
U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$681,676,915	$2,054,526,376	$1,841,103,469	$(100,290)	$(67,036)	$894,932,496	77,382,836	$14,406,243	—
Total	$681,676,915	$2,054,526,376	$1,841,103,469	$(100,290)	$(67,036)	$894,932,496		$14,406,243	—
U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$943,286,204	$3,683,532,331	$3,593,441,830	$(188,628)	$(7,467)	$1,033,180,610	89,336,845	$18,182,002	—
Total	$943,286,204	$3,683,532,331	$3,593,441,830	$(188,628)	$(7,467)	$1,033,180,610		$18,182,002	—
U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$609,855,959	$2,755,612,118	$2,507,701,103	$(168,140)	—	$857,598,834	74,154,676	$15,057,017	—
Total	$609,855,959	$2,755,612,118	$2,507,701,103	$(168,140)	—	$857,598,834		$15,057,017	—
U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$87,172,474	$271,101,917	$254,313,595	$(16,247)	$(3,576)	$103,940,973	8,987,546	$1,737,098	—
Total	$87,172,474	$271,101,917	$254,313,595	$(16,247)	$(3,576)	$103,940,973		$1,737,098	—
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	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,479,863,111	$2,387,061,338	$2,129,619,317	$(108,935)	$(155,761)	$1,737,040,436	150,198,049	$28,606,534	—
Total	$1,479,863,111	$2,387,061,338	$2,129,619,317	$(108,935)	$(155,761)	$1,737,040,436		$28,606,534	—
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$542,960,738	$838,251,150	$847,031,760	$(45,024)	$(47,768)	$534,087,336	46,181,352	$10,235,067	—
Total	$542,960,738	$838,251,150	$847,031,760	$(45,024)	$(47,768)	$534,087,336		$10,235,067	—
U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$66,476,435	$802,006,157	$800,765,484	$(24,142)	—	$67,692,966	5,853,261	$1,424,303	—
Total	$66,476,435	$802,006,157	$800,765,484	$(24,142)	—	$67,692,966		$1,424,303	—
DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$309,065,992	$1,240,882,388	$1,230,386,587	$(50,996)	—	$319,510,797	27,627,393	$3,953,965	—
Total	$309,065,992	$1,240,882,388	$1,230,386,587	$(50,996)	—	$319,510,797		$3,953,965	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be passive foreign investment companies, non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of
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shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio
2024	$8,394,610	—	$8,394,610
2025	10,420,921	$198,064	10,618,985
U.S. Large Cap Equity Portfolio
2024	22,280,573	60,514,869	82,795,442
2025	23,490,312	—	23,490,312
U.S. Large Cap Value Portfolio
2024	461,652,125	387,137,587	848,789,712
2025	455,315,174	—	455,315,174
U.S. Targeted Value Portfolio
2024	194,951,850	107,197,563	302,149,413
2025	233,082,015	—	233,082,015
U.S. Small Cap Value Portfolio
2024	239,921,108	321,806,683	561,727,791
2025	275,111,650	—	275,111,650
U.S. Core Equity 1 Portfolio
2024	452,134,832	—	452,134,832
2025	414,172,785	—	414,172,785
U.S. Core Equity 2 Portfolio
2024	417,322,413	128,872,868	546,195,281
2025	393,201,485	—	393,201,485
U.S. Vector Equity Portfolio
2024	66,001,568	89,728,671	155,730,239
2025	62,006,000	—	62,006,000
U.S. Small Cap Portfolio
2024	180,087,336	195,629,805	375,717,141
2025	182,841,225	—	182,841,225
U.S. Micro Cap Portfolio - Institutional Class Shares
2024	77,556,643	101,539,176	179,095,819
2025	71,300,329	—	71,300,329
U.S. High Relative Profitability Portfolio
2024	68,460,691	—	68,460,691
2025	60,345,265	—	60,345,265
DFA Real Estate Securities Portfolio
2024	238,501,706	25,864,101	264,365,807
2025	178,500,204	—	178,500,204

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As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$13,135,345	$16,867,244	—	$297,921	$30,300,510
U.S. Large Cap Equity Portfolio	—	—	$(29,806,476)	1,334,491,635	1,304,685,159
U.S. Large Cap Value Portfolio	—	—	(542,236,399)	7,631,358,529	7,089,122,130
U.S. Targeted Value Portfolio	—	—	(159,764,937)	2,777,738,658	2,617,973,721
U.S. Small Cap Value Portfolio	—	—	(93,484,910)	2,989,423,807	2,895,938,897
U.S. Core Equity 1 Portfolio	—	—	(167,954,972)	26,855,736,030	26,687,781,058
U.S. Core Equity 2 Portfolio	—	—	—	22,570,871,895	22,570,871,895
U.S. Vector Equity Portfolio	—	—	(56,953,871)	1,838,980,278	1,782,026,407
U.S. Small Cap Portfolio	—	—	(114,753,801)	5,850,326,717	5,735,572,916
U.S. Micro Cap Portfolio	38,199	—	(17,060,575)	2,187,888,448	2,170,866,072
U.S. High Relative Profitability Portfolio	—	—	(96,539,210)	2,157,986,531	2,061,447,321
DFA Real Estate Securities Portfolio	66,481,802	—	(13,315,810)	2,363,192,744	2,416,358,736
For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
U.S. Large Cap Equity Portfolio	$29,806,476
U.S. Large Cap Value Portfolio	542,236,399
U.S. Targeted Value Portfolio	159,764,937
U.S. Small Cap Value Portfolio	93,484,910
U.S. Core Equity 1 Portfolio	167,954,972
U.S. Vector Equity Portfolio	56,953,871
U.S. Small Cap Portfolio	114,753,801
U.S. Micro Cap Portfolio	17,060,575
U.S. High Relative Profitability Portfolio	96,539,210
DFA Real Estate Securities Portfolio	13,315,810
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
U.S. Targeted Value Portfolio	$38,563,342
U.S. Core Equity 1 Portfolio	42,001,022
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As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$227,808,218	$1,078,921	$(789,448)	$289,473
U.S. Large Cap Equity Portfolio	1,170,978,359	1,420,846,809	(9,626,761)	1,411,220,048
U.S. Large Cap Value Portfolio	14,898,348,923	9,705,774,916	—	9,705,774,916
U.S. Targeted Value Portfolio	11,934,424,106	5,241,521,809	(576,223,871)	4,665,297,938
U.S. Small Cap Value Portfolio	14,360,295,663	6,013,542,322	(766,735,486)	5,246,806,836
U.S. Core Equity 1 Portfolio	11,800,653,446	29,460,851,293	(74,711,443)	29,386,139,850
U.S. Core Equity 2 Portfolio	13,773,211,681	24,912,959,728	(113,290,196)	24,799,669,532
U.S. Vector Equity Portfolio	3,243,009,829	2,258,638,282	(85,342,559)	2,173,295,723
U.S. Small Cap Portfolio	12,984,742,851	8,230,232,594	(554,119,924)	7,676,112,670
U.S. Micro Cap Portfolio	5,014,825,011	3,255,089,570	(264,977,567)	2,990,112,003
U.S. High Relative Profitability Portfolio	3,866,273,548	2,425,592,221	(130,886,331)	2,294,705,890
DFA Real Estate Securities Portfolio	4,411,859,640	3,023,937,911	(129,001,209)	2,894,936,702
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Capital Share Transactions:
ETF Class shares are issued and redeemed solely with Authorized Participants, and only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Portfolio are not redeemable. Transactions in each Portfolio's ETF Class share are disclosed in detail in Capital Shares Transactions table below.
The consideration for the purchase of Creation Units of an ETF Class share generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Portfolio's specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Portfolio the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the ETF class shares.
Such transaction fees are treated as increases in capital and are included in the Capital Shares Transactions table below.
From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from Custodian” and securities related to in-kind redemptions are reflected as “Securities Payable Related to In-Kind Transactions” on the Statements of Assets and Liabilities.
264

When an Authorized Participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription-in-kind), fails to deliver the ETF Class shares (in the case of a redemption-in-kind), or is required by the Portfolio, prior to settlement, to accommodate the trading of foreign securities in local markets, the Portfolio may require the Authorized Participant to deliver and maintain cash collateral in accordance with the Authorized Participant agreement. Daily market fluctuations could cause the value of the missing securities or ETF Class shares to be more or less than the value of the collateral received and when this occurs, the collateral is adjusted. The Portfolio records an asset and a corresponding liability for the return of the collateral that are reflected as “Collateral for ETF Capital Activity - ETF Class Shares” on the Statements of Assets and Liabilities. A shareholder holding Institutional Class shares of a Portfolio may convert those shares to ETF Class shares issued by the same Portfolio to the extent supported by the shareholder's financial intermediary. A conversion from Institutional Class shares to ETF Class shares of a Portfolio will be processed at the relative NAVs of the respective share classes at the time of conversion.
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Micro Cap Portfolio
Institutional Class Shares
Shares Issued	$713,592,439	22,122,279	$2,907,153,672	101,470,385
Shares Issued in Lieu of Cash Distributions	25,675,703	800,767	64,093,670	(2,222,934)
Shares Redeemed	(1,115,875,329)	(34,407,777)	(4,256,757,903)	(148,146,598)
Net Increase (Decrease) — Institutional Class Shares	$(376,607,187)	(11,484,731)	$(1,285,510,561)	(44,453,279)
ETF Class Shares
Shares Issued	$199,884,598	3,750,000	—	—
Shares Redeemed	(101,074,887)	(1,825,000)	—	—
Net Increase (Decrease) — ETF Class Shares	$98,809,711	1,925,000	—	—
H. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through the Feeder Fund's investments in its corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts in an attempt to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward
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currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon in an attempt to hedge against securities prices or as part of its overall investment strategy Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$68,995,698	$214,625,623
U.S. Large Cap Equity Portfolio	—	14,720,696
U.S. Targeted Value Portfolio	—	131,143,745
U.S. Small Cap Value Portfolio	—	173,019,324
U.S. Core Equity 1 Portfolio	—	325,004,232
U.S. Core Equity 2 Portfolio	—	329,828,573
U.S. Vector Equity Portfolio	—	39,732,483
U.S. Small Cap Portfolio	—	182,654,903
U.S. Micro Cap Portfolio	—	67,368,777
U.S. High Relative Profitability Portfolio	—	39,511,357
DFA Real Estate Securities Portfolio	—	65,256,954
*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
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The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$8,921,251	$374,339	$8,546,912
U.S. Large Cap Equity Portfolio	1,484,559	—	1,484,559
U.S. Targeted Value Portfolio	5,412,313	—	5,412,313
U.S. Small Cap Value Portfolio	6,910,269	—	6,910,269
U.S. Core Equity 1 Portfolio	23,772,661	—	23,772,661
U.S. Core Equity 2 Portfolio	22,532,253	—	22,532,253
U.S. Vector Equity Portfolio	2,920,541	—	2,920,541
U.S. Small Cap Portfolio	16,194,809	—	16,194,809
U.S. Micro Cap Portfolio	880,356	—	880,356
U.S. High Relative Profitability Portfolio	3,690,939	—	3,690,939
DFA Real Estate Securities Portfolio	4,096,306	—	4,096,306

Liability Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (3)
Enhanced U.S. Large Company Portfolio	$(683,833)	$(683,833)
(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$10,010,379	$(1,265,427)	$11,275,806
U.S. Large Cap Equity Portfolio	(558,980)	—	(558,980)
U.S. Targeted Value Portfolio	4,576,155	—	4,576,155
U.S. Small Cap Value Portfolio	3,857,751	—	3,857,751
U.S. Core Equity 1 Portfolio	(3,612,628)	—	(3,612,628)
U.S. Core Equity 2 Portfolio	(2,897,794)	—	(2,897,794)
U.S. Vector Equity Portfolio	(2,161,865)	—	(2,161,865)
U.S. Small Cap Portfolio	2,282,526	—	2,282,526
U.S. Micro Cap Portfolio	3,710,673	—	3,710,673
267

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
U.S. High Relative Profitability Portfolio	$4,601,431	—	$4,601,431
DFA Real Estate Securities Portfolio	2,103,151	—	2,103,151
	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(4,926,883)	$(874,694)	$(4,052,189)
U.S. Large Cap Equity Portfolio	1,484,559	—	1,484,559
U.S. Targeted Value Portfolio	4,638,978	—	4,638,978
U.S. Small Cap Value Portfolio	5,839,479	—	5,839,479
U.S. Core Equity 1 Portfolio	14,778,029	—	14,778,029
U.S. Core Equity 2 Portfolio	14,174,603	—	14,174,603
U.S. Vector Equity Portfolio	2,198,365	—	2,198,365
U.S. Small Cap Portfolio	11,739,595	—	11,739,595
U.S. Micro Cap Portfolio	(705,359)	—	(705,359)
U.S. High Relative Profitability Portfolio	3,037,213	—	3,037,213
DFA Real Estate Securities Portfolio	2,420,946	—	2,420,946
(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
268

The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2026:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
Enhanced U.S. Large Company Portfolio
Societe Generale	$43,714	$(43,714)	—	—	—
Royal Bank of Canada	10,423	(10,423)	—	—	—
Citibank, N.A.	316,643	(306,394)	—	—	$10,249
NatWest Markets PLC	3,559	(3,559)	—	—	—
Total	$374,339	$(364,090)	—	—	$10,249
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Enhanced U.S. Large Company Portfolio
Societe Generale	$45,290	$(43,714)	—	—	$1,576
Royal Bank of Canada	10,437	(10,423)	—	—	14
Citibank, N.A.	306,394	(306,394)	—	—	—
NatWest Markets PLC	321,712	(3,559)	—	—	318,153
Total	$683,833	$(364,090)	—	—	$319,743
(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

I. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to
269

each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
J. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Portfolios under Rule 17a-7 were as follows:
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$51,320,137	$26,105,420	$(5,149,202)
U.S. Targeted Value Portfolio	144,948,413	196,957,310	(53,673,565)
U.S. Small Cap Value Portfolio	199,566,011	96,148,174	(7,555,314)
U.S. Core Equity 1 Portfolio	18,765,543	72,799,761	(13,689,110)
U.S. Core Equity 2 Portfolio	59,762,692	172,603,564	(36,938,899)
U.S. Vector Equity Portfolio	49,950,158	23,317,781	(6,819,706)
U.S. Small Cap Portfolio	207,590,374	87,961,083	(57,464,509)
U.S. Micro Cap Portfolio	63,124,951	95,218,664	(37,333,627)
U.S. High Relative Profitability Portfolio	42,141,402	72,367,095	(13,897,425)
DFA Real Estate Securities Portfolio	2,997,582	31,375,465	(10,450,169)
K. Securities Lending:
As of April 30, 2026, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
U.S. Targeted Value Portfolio	$79,974,889
U.S. Small Cap Value Portfolio	148,314,706
U.S. Core Equity 1 Portfolio	143,316,703
U.S. Core Equity 2 Portfolio	555,181,200
U.S. Small Cap Portfolio	278,017,082
U.S. Micro Cap Portfolio	47,695,117

270

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
L. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
M. In-Kind Redemptions:
During the six months ended April 30, 2026, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:
U.S. Large Cap Equity Portfolio	$75,458,123
U.S. Large Cap Value Portfolio	1,568,992,817
U.S. Targeted Value Portfolio	705,011,059
U.S. Small Cap Value Portfolio	868,394,927
U.S. Core Equity 1 Portfolio	583,594,746
U.S. Core Equity 2 Portfolio	871,076,509
U.S. Vector Equity Portfolio	204,506,791
U.S. Small Cap Portfolio	745,578,698
U.S. Micro Cap Portfolio	438,618,024
U.S. High Relative Profitability Portfolio	79,503,193
DFA Real Estate Securities Portfolio	204,931,694
271

N. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker ("CODM"). Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
O. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
P. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Enhanced U.S. Large Company Portfolio	2	68%	0%
U.S. Large Cap Equity Portfolio	3	84%	0%
U.S. Large Cap Value Portfolio	2	69%	0%
U.S. Targeted Value Portfolio	2	51%	0%
U.S. Small Cap Value Portfolio	3	71%	0%
U.S. Core Equity 1 Portfolio	3	73%	0%
U.S. Core Equity 2 Portfolio	4	82%	16%
U.S. Vector Equity Portfolio	3	77%	0%
U.S. Small Cap Portfolio	3	56%	0%
U.S. Micro Cap Portfolio - Institutional Class Shares	3	82%	0%
U.S. High Relative Profitability Portfolio	3	83%	0%
DFA Real Estate Securities Portfolio	2	61%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
272

Q. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares  when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.
For the six months ended April 30, 2026, the Portfolios’ activity in the program is listed below:
	Value of Purchases	Service Fees
U.S. Large Cap Equity Portfolio	$32,911,373	$44,574
U.S. Large Cap Value Portfolio	863,116,091	1,208,362
U.S. Targeted Value Portfolio	197,189,339	267,439
U.S. Small Cap Value Portfolio	354,827,903	479,858
U.S. Core Equity 1 Portfolio	433,378,132	588,842
U.S. Core Equity 2 Portfolio	324,812,332	454,737
U.S. Vector Equity Portfolio	90,224,664	122,670
U.S. Small Cap Portfolio	201,667,158	282,334
U.S. Micro Cap Portfolio	152,516,353	213,523
U.S. High Relative Profitability Portfolio	34,288,743	48,004
DFA Real Estate Securities Portfolio	232,376,849	322,679
R. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
273

DFA Commodity Strategy Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
			Face Amount	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal National Mortgage Association
(r)	SOFR + 0.260%, FRN, 3.890%, 11/05/27		2,500	$2,506,898
BONDS — (77.3%)
AUSTRALIA — (6.9%)
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.680%, FRN, 4.339%, 07/16/27		19,300	19,375,275
(r)Ω	SOFR + 0.680%, FRN, 4.339%, 07/16/27		4,000	4,015,601
Commonwealth Bank of Australia
(r)	SOFR + 0.460%, FRN, 4.121%, 11/27/26		3,400	3,403,100
#(r)Ω	SOFR + 0.460%, FRN, 4.121%, 11/27/26		1,000	1,000,912
(r)Ω	SOFR + 0.640%, FRN, 4.297%, 03/14/28		6,500	6,522,506
Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	4.710%, 04/04/27		517	518,957
Macquarie Bank Ltd.
(r)	SOFR + 0.920%, FRN, 4.578%, 07/02/27		5,000	5,026,967
(r)Ω	SOFR + 0.740%, FRN, 4.398%, 06/12/28		1,500	1,506,247
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.278%, 06/11/27		16,950	16,998,136
	5.400%, 11/16/28	AUD	3,300	2,378,021
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.493%, 03/14/28		2,750	2,759,472
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
Scentre Group Trust 1/Scentre Group Trust 2
Ω	3.750%, 03/23/27		1,000	$994,144
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.118%, 10/20/26		15,550	15,563,686
TOTAL AUSTRALIA				80,063,024
CANADA — (10.7%)
Bank of Montreal
	3.190%, 03/01/28	CAD	4,300	3,157,660
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	10,000	7,335,370
Canada Housing Trust No. 1
Ω	2.650%, 12/15/28	CAD	20,000	14,567,674
Ω	4.250%, 12/15/28	CAD	4,300	3,259,022
CDP Financial, Inc.
	3.700%, 03/08/28	CAD	17,000	12,656,981
Ω	3.700%, 03/08/28	CAD	3,000	2,233,585
City of Montreal
	3.150%, 09/01/28	CAD	2,800	2,062,211
CPPIB Capital, Inc.
	3.000%, 06/15/28	CAD	9,600	7,057,716
Element Fleet Management Corp.
Ω	6.271%, 06/26/26		7,590	7,599,990
Ω	5.643%, 03/13/27		1,000	1,009,835
Emera U.S. Finance LP
	3.550%, 06/15/26		1,138	1,136,200
Province of Alberta
	2.900%, 12/01/28	CAD	7,600	5,569,678
Province of Manitoba
	3.000%, 06/02/28	CAD	10,000	7,354,732
Province of Ontario
	2.900%, 06/02/28	CAD	18,400	13,506,969
	3.400%, 09/08/28	CAD	4,100	3,040,311
Province of Quebec
	2.750%, 09/01/28	CAD	17,800	13,008,735
Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	4.599%, 01/19/27		1,400	1,405,950
South Bow USA Infrastructure Holdings LLC
	4.911%, 09/01/27		6,500	6,523,036
Suncor Energy, Inc.
	7.875%, 06/15/26		2,000	2,007,126
274

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

CANADA — (Continued)
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 4.730%, 07/17/26	2,900	$2,905,226
#(r)	SOFR + 0.580%, FRN, 4.229%, 01/13/28	3,800	3,802,288
(r)	SOFR + 0.820%, FRN, 4.467%, 01/31/28	2,905	2,916,848
(r)	SOFR + 0.910%, FRN, 4.568%, 06/02/28	1,100	1,104,316
TOTAL CANADA			125,221,459
FRANCE — (1.1%)
Banque Federative du Credit Mutuel SA
(r)	SOFR + 1.130%, FRN, 4.778%, 01/23/27	640	643,052
(r)Ω	SOFR + 0.990%, FRN, 4.641%, 10/16/28	3,000	3,015,618
BNP Paribas SA
Ω	3.500%, 11/16/27	2,618	2,581,516
Credit Agricole SA
	5.589%, 07/05/26	250	250,702
(r)Ω	SOFR + 0.870%, FRN, 4.523%, 03/11/27	5,000	5,020,623
Societe Generale SA
Ω	5.250%, 02/19/27	1,600	1,611,704
TOTAL FRANCE			13,123,215
GERMANY — (2.4%)
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.710%, FRN, 4.375%, 08/11/27	2,143	2,148,970
(r)Ω	SOFR + 0.920%, FRN, 4.571%, 03/21/28	1,100	1,105,247
Daimler Truck Finance North America LLC
Ω	5.125%, 09/25/27	1,400	1,411,041
(r)Ω	SOFR + 0.840%, FRN, 4.489%, 01/13/28	4,830	4,835,610
		Face Amount	Value†
		(000)

GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
Ω	4.900%, 11/15/27	2,400	$2,419,313
(r)Ω	SOFR + 0.930%, FRN, 4.581%, 03/31/28	10,600	10,637,499
Volkswagen Group of America Finance LLC
Ω	4.900%, 08/14/26	2,000	2,002,614
Ω	5.700%, 09/12/26	1,300	1,305,005
Ω	4.450%, 09/11/27	850	847,548
Ω	1.625%, 11/24/27	750	716,345
TOTAL GERMANY			27,429,192
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.450%, 10/29/26	1,750	1,735,782
JAPAN — (2.4%)
Mizuho Financial Group, Inc.
	3.170%, 09/11/27	1,500	1,477,213
NTT Finance Corp.
(r)Ω	SOFR + 1.080%, FRN, 4.737%, 07/16/28	8,250	8,307,418
(r)	SOFR + 1.080%, FRN, 4.737%, 07/16/28	1,020	1,027,099
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.300%, FRN, 4.956%, 07/13/26	208	208,452
(r)	SOFR + 0.880%, FRN, 4.536%, 01/14/27	1,657	1,662,365
(r)	SOFR + 0.760%, FRN, 4.419%, 01/15/29	9,300	9,275,277
Sumitomo Mitsui Trust Bank Ltd.
(r)Ω	SOFR + 1.150%, FRN, 4.807%, 09/14/26	1,750	1,755,390
(r)Ω	SOFR + 0.980%, FRN, 4.639%, 09/10/27	3,000	3,019,617
275

DFA Commodity Strategy Portfolio
CONTINUED
			Face Amount	Value†
			(000)

JAPAN — (Continued)
(r)	SOFR + 0.750%, FRN, 4.409%, 09/11/28		1,000	$1,002,323
TOTAL JAPAN				27,735,154
NETHERLANDS — (1.3%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.441%, 07/07/28		5,000	5,010,600
Cooperatieve Rabobank UA
(r)	SOFR + 0.600%, FRN, 4.249%, 01/21/28		5,700	5,716,446
(r)	SOFR + 0.590%, FRN, 4.240%, 10/17/28		2,600	2,601,300
Nederlandse Waterschapsbank NV
	3.450%, 07/17/28	AUD	1,880	1,305,579
TOTAL NETHERLANDS				14,633,925
NEW ZEALAND — (4.5%)
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	48,000	26,463,244
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	45,000	25,747,102
TOTAL NEW ZEALAND				52,210,346
SINGAPORE — (1.9%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.256%, 03/21/28		20,000	20,062,710
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.046%, 08/20/27		1,640	1,638,032
TOTAL SINGAPORE				21,700,742
SPAIN — (0.3%)
Banco Bilbao Vizcaya Argentaria SA
(r)	SOFR + 0.880%, FRN, 4.539%, 03/03/29		3,000	2,997,576
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.7%)
African Development Bank
	3.350%, 08/08/28	AUD	6,295	4,359,369
			Face Amount	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 4.651%, 04/06/27		835	$840,796
	1.125%, 02/10/28	NZD	1,500	846,497
	4.875%, 06/29/28	NZD	4,000	2,410,774
	2.600%, 10/20/28	CAD	15,025	10,939,098
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	3.994%, 02/20/28		10,000	10,007,669
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.001%, 10/04/27		22,000	22,045,320
	1.000%, 08/04/28	AUD	2,760	1,817,824
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 3.923%, 06/15/27		16,000	16,024,125
(r)	SOFR + 0.430%, FRN, 4.095%, 08/19/27		7,368	7,394,451
	1.625%, 05/10/28	NZD	2,900	1,640,312
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				78,326,235
SWEDEN — (0.9%)
Skandinaviska Enskilda Banken AB, SOFR + 0.680%, FRN
(r)Ω	4.333%, 03/12/29		5,910	5,906,896
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	4.903%, 06/15/26		5,000	5,005,911
TOTAL SWEDEN				10,912,807
UNITED KINGDOM — (1.8%)
BAT Capital Corp.
	3.557%, 08/15/27		6,000	5,936,869
276

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED KINGDOM — (Continued)
GlaxoSmithKline Capital PLC, SOFR + 0.500%, FRN
(r)	4.153%, 03/12/27	3,350	$3,356,476
NatWest Markets PLC
(r)Ω	SOFR + 0.950%, FRN, 4.601%, 03/21/28	9,000	9,042,857
(r)Ω	SOFR + 0.800%, FRN, 4.466%, 11/06/28	3,000	3,002,400
TOTAL UNITED KINGDOM			21,338,602
UNITED STATES — (36.3%)
Altria Group, Inc.
	2.625%, 09/16/26	6,000	5,969,717
Amazon.com, Inc., SOFR + 0.590%, FRN
(r)	4.243%, 03/13/29	8,075	8,091,756
American Honda Finance Corp.
(r)	SOFR + 0.720%, FRN, 4.370%, 10/05/26	1,055	1,056,293
(r)	SOFR + 0.770%, FRN, 4.423%, 03/12/27	440	440,528
(r)	SOFR + 0.650%, FRN, 4.313%, 11/19/27	900	898,213
(r)	SOFR + 0.820%, FRN, 4.478%, 03/03/28	7,500	7,498,650
(r)	SOFR + 0.780%, FRN, 4.429%, 01/08/29	2,500	2,492,399
American Tower Corp.
	3.650%, 03/15/27	3,000	2,983,172
Amphenol Corp., SOFR + 0.530%, FRN
(r)	4.194%, 11/15/27	1,098	1,096,789
AT&T, Inc.
	3.800%, 02/15/27	2,200	2,193,994
Atlas Warehouse Lending Co. LP
Ω	6.050%, 01/15/28	1,000	1,014,695
Aviation Capital Group LLC
Ω	4.750%, 04/14/27	182	182,610
Baltimore Gas & Electric Co.
	2.400%, 08/15/26	2,103	2,091,371
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Boeing Co.
	3.100%, 05/01/26	5,000	$5,000,000
	BorgWarner, Inc.
	2.650%, 07/01/27	1,500	1,470,250
Brixmor Operating Partnership LP
	4.125%, 06/15/26	3,920	3,918,066
	3.900%, 03/15/27	4,700	4,686,124
	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	70	69,859
	Capital One Financial Corp.
	3.650%, 05/11/27	2,500	2,483,904
	Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.275%, 02/11/28	3,500	3,506,625
	Carrier Global Corp.
	2.493%, 02/15/27	2,200	2,171,873
Caterpillar Financial Services Corp.
#(r)	SOFR + 0.690%, FRN, 4.341%, 10/16/26	6,500	6,513,000
(r)	SOFR + 0.520%, FRN, 4.185%, 05/14/27	1,066	1,067,745
(r)	SOFR + 0.580%, FRN, 4.245%, 11/14/28	2,000	2,000,451
(r)	SOFR + 0.490%, FRN, 4.150%, 02/23/29	2,500	2,497,303
	Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.185%, 05/13/26	5,000	5,000,470
	Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.129%, 02/26/28	14,178	14,205,583
	Citibank NA, SOFR + 0.781%, FRN
(r)	4.439%, 05/29/27	1,000	1,004,460
	Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.184%, 11/18/27	7,600	7,593,115
Crown Castle, Inc.
	3.700%, 06/15/26	252	251,797
	3.650%, 09/01/27	4,756	4,702,411
	CVS Health Corp.
	2.875%, 06/01/26	2,700	2,696,526
277

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Darden Restaurants, Inc.
	3.850%, 05/01/27	1,400	$1,392,328
	DTE Energy Co.
	4.950%, 07/01/27	3,500	3,521,599
	eBay, Inc.
	1.400%, 05/10/26	1,000	999,179
	Edison International
	5.750%, 06/15/27	2,000	2,014,061
Energy Transfer LP
	3.900%, 07/15/26	1,500	1,499,288
	4.000%, 10/01/27	3,128	3,110,027
	EPR Properties
	4.950%, 04/15/28	5,000	5,000,954
	Equifax, Inc.
	3.250%, 06/01/26	1,250	1,248,410
Equinix, Inc.
	1.450%, 05/15/26	370	369,583
	1.800%, 07/15/27	1,500	1,454,951
	Equitable Holdings, Inc.
	4.350%, 04/20/28	5,000	4,979,733
	Extra Space Storage LP
	3.875%, 12/15/27	3,313	3,280,578
	Fidelity National Information Services, Inc., SOFR + 1.210%, FRN
(r)	4.864%, 03/10/29	8,250	8,241,090
Fiserv, Inc.
	5.150%, 03/15/27	555	557,982
	2.250%, 06/01/27	9,400	9,175,232
	Fortive Corp.
	3.150%, 06/15/26	1,000	998,350
	GATX Corp.
	5.400%, 03/15/27	6,895	6,948,158
	General Electric Co., TSFR3M + 0.642%, FRN
(r)	4.305%, 05/05/26	4,714	4,712,303
General Motors Financial Co., Inc.
(r)	SOFR + 1.350%, FRN, 5.015%, 05/08/27	1,600	1,607,028
	5.400%, 05/08/27	2,400	2,424,508
Global Payments, Inc.
	4.950%, 08/15/27	4,500	4,512,835
	4.550%, 03/15/28	2,500	2,488,925
	Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	3,000	2,963,233
	HCA, Inc., SOFR + 0.870%, FRN
(r)	4.528%, 03/01/28	2,250	2,256,957
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Healthcare Realty Holdings LP
	3.500%, 08/01/26	1,090	$1,087,503
	3.750%, 07/01/27	6,000	5,946,825
Hewlett Packard Enterprise Co.
	4.400%, 09/25/27	1,534	1,532,625
(r)	SOFR + 0.960%, FRN, 4.613%, 09/15/28	7,500	7,510,179
Highmark, Inc.
Ω	1.450%, 05/10/26	500	499,403
Home Depot, Inc.
	5.150%, 06/25/26	450	450,858
HSBC USA, Inc.
(r)	SOFR + 0.960%, FRN, 4.616%, 03/04/27	2,250	2,259,585
(r)	SOFR + 0.970%, FRN, 4.628%, 06/03/28	7,000	7,038,074
Humana, Inc.
	3.950%, 03/15/27	3,554	3,544,340
	5.750%, 03/01/28	250	254,779
Ingredion, Inc.
	3.200%, 10/01/26	2,300	2,289,939
Intercontinental Exchange, Inc.
	4.000%, 09/15/27	4,100	4,086,183
John Deere Capital Corp.
(r)	SOFR + 0.500%, FRN, 4.158%, 03/06/28	7,000	7,013,764
(r)	SOFR + 0.550%, FRN, 4.205%, 03/09/29	2,200	2,200,357
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.654%, 12/08/26	5,250	5,270,475
Keurig Dr. Pepper, Inc.
(r)	SOFR + 0.580%, FRN, 4.244%, 11/15/26	1,500	1,501,125
(r)	SOFR + 0.880%, FRN, 4.533%, 03/15/27	567	567,637
KeyCorp
	2.250%, 04/06/27	2,700	2,651,804
Kraft Heinz Foods Co.
	3.000%, 06/01/26	2,500	2,497,052
Las Vegas Sands Corp.
	5.900%, 06/01/27	4,749	4,798,429
278

DFA Commodity Strategy Portfolio
CONTINUED
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
Lear Corp.
	3.800%, 09/15/27		3,100	$3,072,850
Leggett & Platt, Inc.
#	3.500%, 11/15/27		7,062	6,905,657
Marriott International, Inc.
	5.450%, 09/15/26		1,000	1,003,208
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.093%, 03/15/28		5,100	5,103,723
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.430%, FRN, 4.095%, 08/09/27		8,548	8,550,052
(r)	SOFR + 0.820%, FRN, 4.473%, 09/16/27		750	753,443
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.232%, 05/20/27		3,750	3,754,271
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	4,000	2,849,339
NextEra Energy Capital Holdings, Inc., SOFR + 0.800%, FRN
(r)	4.467%, 02/04/28		1,000	1,003,984
Novartis Capital Corp.
(r)	SOFR + 0.520%, FRN, 4.187%, 11/05/28		14,900	14,956,635
(r)	SOFR + 0.650%, FRN, 4.301%, 03/16/29		8,890	8,938,006
Old Republic International Corp.
	3.875%, 08/26/26		4,065	4,058,231
Omega Healthcare Investors, Inc.
	4.500%, 04/01/27		1,480	1,479,431
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.325%, 03/06/28		7,223	7,234,939
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		6,467	6,446,391
Ω	4.400%, 07/01/27		1,000	997,987
Ω	5.700%, 02/01/28		500	507,974
Ω	5.550%, 05/01/28		500	507,937
Pfizer, Inc., SOFR + 0.500%, FRN
(r)	4.164%, 11/15/27		10,200	10,227,234
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Philip Morris International, Inc.
4.375%, 11/01/27	2,000	$2,004,567
(r) SOFR + 0.660%, FRN, 4.308%, 10/27/28	2,825	2,824,893
Public Storage Operating Co., SOFR + 0.700%, FRN
(r) 4.351%, 04/16/27	10,100	10,117,524
Realty Income Corp.
4.125%, 10/15/26	1,500	1,500,276
Reinsurance Group of America, Inc.
3.950%, 09/15/26	5,000	4,995,571
Royalty Pharma PLC
1.750%, 09/02/27	3,700	3,571,710
RTX Corp.
5.750%, 11/08/26	1,750	1,762,651
Sempra
5.400%, 08/01/26	3,600	3,607,212
Simon Property Group LP
3.375%, 12/01/27	4,000	3,947,056
Synchrony Financial
3.950%, 12/01/27	7,100	7,021,389
Tanger Properties LP
3.125%, 09/01/26	4,000	3,981,762
Toll Brothers Finance Corp.
4.875%, 03/15/27	2,000	2,005,119
Toyota Motor Credit Corp.
(r) SOFR + 0.650%, FRN, 4.301%, 03/19/27	7,900	7,921,724
(r) SOFR + 0.720%, FRN, 4.375%, 09/05/28	1,270	1,274,733
UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r) 4.151%, 07/15/26	3,000	3,001,640
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	5,300	5,295,555
Veralto Corp.
5.500%, 09/18/26	5,000	5,016,173
VICI Properties LP
4.750%, 02/15/28	2,500	2,503,463
VMware LLC
1.400%, 08/15/26	947	939,722
WEC Energy Group, Inc.
5.600%, 09/12/26	785	788,096
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 4.723%, 12/11/26	5,930	5,953,008
279

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Williams Cos., Inc.
	3.750%, 06/15/27	8,500	$8,443,445
TOTAL UNITED STATES			422,436,558
TOTAL BONDS			899,864,617
U.S. TREASURY OBLIGATIONS — (11.8%)
U.S. Treasury Bills
~∞	3.704%, 05/14/26	31,000	30,959,896
∞	3.696%, 07/16/26	30,000	29,772,855
∞	3.689%, 08/20/26	5,000	4,944,631
~∞	3.660%, 09/03/26	32,000	31,601,528
~«∞	3.586%, 10/29/26	41,000	40,263,053
TOTAL U.S. TREASURY OBLIGATIONS			137,541,963
COMMERCIAL PAPER — (10.4%)
AUSTRALIA — (1.4%)
Glencore Funding LLC
Ω	3.936%, 06/30/26	1,750	1,738,049
Ω	3.951%, 06/30/26	4,500	4,469,268
Telstra Group Ltd.
Ω	3.911%, 06/04/26	9,750	9,713,821
TOTAL AUSTRALIA			15,921,138
CANADA — (0.8%)
Rogers Communications, Inc.
Ω	4.073%, 05/14/26	2,750	2,745,646
TELUS Corp.
Ω	4.185%, 06/15/26	4,500	4,474,865
Ω	4.170%, 08/18/26	2,250	2,219,658
TOTAL CANADA			9,440,169
FRANCE — (0.4%)
Societe Generale SA
Ω	3.829%, 05/07/26	5,000	4,996,444
GERMANY — (0.7%)
E.ON SE
Ω	3.942%, 05/26/26	1,750	1,744,881
Ω	3.952%, 05/26/26	250	249,269
Ω	4.109%, 07/08/26	6,500	6,449,295
TOTAL GERMANY			8,443,445
ITALY — (0.2%)
Intesa Sanpaolo Funding LLC
	3.933%, 05/04/26	2,000	1,999,091
		Face Amount	Value†
		(000)

SWEDEN — (0.9%)
Swedbank AB
Ω	3.789%, 07/22/26	10,000	$9,912,298
UNITED KINGDOM — (0.7%)
Lloyds Bank PLC
	3.805%, 05/11/26	8,500	8,490,325
UNITED STATES — (5.3%)
Avangrid, Inc.
Ω	3.877%, 05/13/26	3,000	2,995,668
Campbell's Co.
Ω	4.305%, 07/16/26	6,500	6,443,217
Charles Schwab Corp.
Ω	3.940%, 06/09/26	3,000	2,987,422
Ω	3.958%, 07/10/26	750	744,374
Clorox Co.
Ω	3.882%, 05/07/26	6,000	5,995,369
Constellation Energy Generation LLC
Ω	3.962%, 05/08/26	6,000	5,994,070
CRH America Finance, Inc.
Ω	4.087%, 06/24/26	2,000	1,987,554
Edison International
Ω	4.383%, 06/10/26	3,500	3,482,761
Enbridge U.S., Inc.
Ω	3.921%, 05/27/26	2,000	1,993,922
Entergy Corp.
Ω	3.908%, 05/21/26	7,500	7,482,338
Harley-Davidson Financial Services, Inc.
Ω	4.543%, 07/06/26	3,000	2,976,092
HCA, Inc.
Ω	4.294%, 05/13/26	4,000	3,993,956
Honeywell International, Inc.
Ω	3.796%, 05/08/26	3,000	2,997,512
Keurig Dr. Pepper, Inc.
Ω	4.382%, 05/28/26	4,000	3,986,782
Philip Morris International, Inc.
Ω	3.808%, 05/12/26	2,000	1,997,538
Phillips 66
Ω	4.447%, 06/17/26	6,000	5,967,744
TOTAL UNITED STATES			62,026,319
TOTAL COMMERCIAL PAPER (Cost $121,250,656)			121,229,229
TOTAL INVESTMENT SECURITIES (Cost $1,157,883,412)			1,161,142,707
280

DFA Commodity Strategy Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	311,260	$3,599,718
TOTAL INVESTMENTS — (100.0%)
(Cost $1,161,483,130)			$1,164,742,425
As of April 30, 2026, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	30,443,279	USD	22,294,553	Royal Bank of Canada	05/04/26	$120,174
USD	28,835,379	NZD	48,722,673	Australia and New Zealand Bank	05/15/26	41,517
USD	598,863	NZD	1,011,382	Citibank, N.A.	05/15/26	1,162
Total Appreciation						$162,853
USD	22,336,019	CAD	30,443,279	Royal Bank of Canada	05/04/26	$(78,708)
USD	3,679,471	AUD	5,294,886	Citibank, N.A.	05/07/26	(132,372)
USD	5,995,155	AUD	8,515,040	Societe Generale	05/11/26	(134,457)
USD	2,273,491	NZD	3,890,605	UBS AG	06/12/26	(27,878)
USD	25,803,102	NZD	44,054,099	Citibank, N.A.	06/15/26	(258,194)
USD	86,091,745	CAD	117,515,662	Royal Bank of Canada	06/22/26	(610,355)
USD	22,350,745	CAD	30,443,279	Royal Bank of Canada	07/03/26	(120,332)
Total (Depreciation)						$(1,362,296)
Total Appreciation (Depreciation)						$(1,199,443)
As of April 30, 2026, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	262	07/14/26	$6,132,565	$6,219,225	$86,660
CBOT Soybean Futures	106	07/14/26	6,254,639	6,336,150	81,511
CBOT Soybean Meal Futures	102	07/14/26	3,203,393	3,252,780	49,387
CBOT Soybean Oil Futures	101	07/14/26	4,151,243	4,517,124	365,881
CBOT Wheat Futures	111	07/14/26	3,428,102	3,533,962	105,860
CME Lean Hogs Futures	55	07/15/26	2,334,176	2,311,100	(23,076)
CME Live Cattle Futures	44	08/31/26	4,386,787	4,376,680	(10,107)
COMEX Copper Futures	46	07/29/26	6,441,221	6,877,575	436,354
COMEX Gold 100 Troy Oz. Futures	35	08/27/26	16,052,444	16,325,750	273,306
COMEX Silver Futures	11	07/29/26	3,984,024	4,071,540	87,516
Ice Brent Crude Oil Futures	51	07/10/26	5,150,099	5,848,424	698,325
ICE Brent Crude Oil Futures	147	07/31/26	14,400,503	14,395,710	(4,793)
KCBT Hard Red Winter Wheat Futures	71	07/14/26	2,275,817	2,461,925	186,108
LME Lead Futures	22	07/13/26	1,055,991	1,074,293	18,302
LME Lead Futures	22	05/18/26	1,112,111	1,073,721	(38,390)
LME Nickel Futures	23	07/13/26	2,389,723	2,684,553	294,830
LME Nickel Futures	26	05/18/26	2,825,626	3,013,771	188,145
281

DFA Commodity Strategy Portfolio
CONTINUED
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
LME Primary Aluminum Futures	64	05/18/26	$5,105,191	$5,654,752	$549,561
LME Primary Aluminum Futures	57	07/13/26	4,854,600	4,970,500	115,900
LME Zinc Futures	32	07/13/26	2,563,418	2,696,040	132,622
LME Zinc Futures	35	05/18/26	2,938,046	2,946,195	8,149
Nybot Csc ’c’ Coffee Futures	22	07/21/26	2,366,888	2,355,787	(11,101)
NYBOT CSC Cocoa Futures	31	07/16/26	999,024	1,106,390	107,366
Nybot Csc No. 11 World Sugar Futures	186	06/30/26	3,263,745	3,043,555	(220,190)
NYBOT CTN No. 2 Cotton Futures	52	07/09/26	1,890,073	2,137,200	247,127
NYMEX Henry Hub Natural Gas Futures	261	06/26/26	8,508,574	7,944,840	(563,734)
NYMEX Light Sweet Crude Oil Futures	126	06/22/26	11,293,905	12,491,640	1,197,735
NYMEX NY Harbor ULSD Futures	27	06/30/26	4,028,391	4,409,219	380,828
NYMEX Reformulated Gasoline Blend Futures	32	06/30/26	3,988,584	4,633,171	644,587
Total			$137,378,903	$142,763,572	$5,384,669
Short Position contracts:
LME Lead Futures	(2)	07/13/26	(95,539)	(97,663)	(2,124)
LME Lead Futures	(22)	05/18/26	(1,043,238)	(1,073,721)	(30,483)
LME Nickel Futures	(1)	07/13/26	(102,919)	(116,720)	(13,801)
LME Nickel Futures	(26)	05/18/26	(2,683,543)	(3,013,770)	(330,227)
LME Primary Aluminum Futures	(3)	07/13/26	(259,184)	(261,605)	(2,421)
LME Primary Aluminum Futures	(64)	05/18/26	(5,441,045)	(5,654,752)	(213,707)
LME Zinc Futures	(2)	07/13/26	(160,339)	(168,502)	(8,163)
LME Zinc Futures	(35)	05/18/26	(2,813,077)	(2,946,195)	(133,118)
Total			$(12,598,884)	$(13,332,928)	$(734,044)
Total Futures Contracts			$124,780,019	$129,430,644	$4,650,625
As of April 30, 2026, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty**	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BNP BPCOENHC Custom Strategy (1)	BNP Paribas	USD	115,599,524	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	07/28/26	—	—	$1,876,604	$1,876,604
BNP ENHADYNC Custom Strategy (2)	BNP Paribas	USD	118,729,138	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/28/26	—	—	2,037,902	2,037,902
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (3)	Bank of America Corp.	USD	106,304,140	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/27/26	—	—	3,166,190	3,166,190
BofA Merrill Lynch Total Return Index (4)	Bank of America Corp.	USD	154,628,234	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/27/26	—	—	4,924,187	4,924,187
282

DFA Commodity Strategy Portfolio
CONTINUED
Reference Entity*	Counterparty**	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citi Commodities Pre-Roll RS Total Return Index (5)	Citibank, N.A.	USD	146,131,179	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	06/24/26	—	—	$4,653,352	$4,653,352
Citi Custom CIVICS H Total Return Index (6)	Citibank, N.A.	USD	51,317,043	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/24/26	—	—	1,528,350	1,528,350
RBC Custom RBCADM0T Total Return Index (7)	Royal Bank of Canada	USD	145,304,701	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/26/26	—	—	2,358,799	2,358,799
RBC Custom RBCADMDT Total Return Index (8)	Royal Bank of Canada	USD	135,305,914	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/26/26	—	—	2,322,108	2,322,108
UBS UBSIB190 Custom Strategy (9)	UBS AG	USD	275,550,294	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/29/26	—	—	5,896,202	5,896,202
Total						—	—	$28,763,694	$28,763,694
*
Portfolio receives the price appreciation of the reference entity at maturity.
**
As of April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $3,017,311 in connection with open total return swap contracts.
***
Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.55%	$ 4,099,110
CBOT Corn Futures	3.87%	4,478,264
ICE Cocoa Futures	0.68%	788,697
NYMEX Light Sweet Crude Oil Futures	11.65%	13,461,312
ICE Brent Crude Oil Futures	12.26%	14,163,229
NYBOT CTN No. 2 Cotton Futures	1.65%	1,911,972
COMEX Gold 100 Troy Oz. Futures	10.19%	11,776,783
COMEX Copper Futures	4.28%	4,952,255
NYMEX NY Harbor ULSD Futures	4.11%	4,752,871
NYBOT CSC 'C' Coffee Futures	1.83%	2,111,606
KCBT Hard Red Winter Wheat Futures	1.54%	1,782,827
LME Primary Aluminum Futures	3.71%	4,289,777
CME Live Cattle Futures	3.41%	3,941,246
CME Lean Hogs Futures	2.11%	2,441,922
LME Lead Futures	0.74%	860,532
LME Nickel Futures	2.00%	2,310,016
LME Zinc Futures	1.98%	2,284,128
283

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Henry Hub Natural Gas Futures	6.18%	7,149,341
ICE Gasoil Futures	5.48%	6,336,402
CBOT Soybean Futures	4.93%	5,704,197
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,193,411
COMEX Silver Futures	3.10%	3,581,812
CBOT Soybean Meal Futures	2.52%	2,917,956
CBOT Wheat Futures	2.21%	2,549,655
NYMEX Reformulated Gasoline Blend Futures	4.12%	4,760,203
Total Notional Amount		$ 115,599,524
(2) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.49%	$ 4,142,299
CBOT Corn Futures	4.80%	5,700,734
ICE Cocoa Futures	0.85%	1,003,397
NYMEX Light Sweet Crude Oil Futures	9.62%	11,427,243
ICE Brent Crude Oil Futures	11.17%	13,249,973
NYBOT CTN No. 2 Cotton Futures	1.65%	1,961,839
COMEX Gold 100 Troy Oz. Futures	12.74%	15,108,978
COMEX Copper Futures	5.31%	6,300,016
NYMEX NY Harbor ULSD Futures	3.40%	4,034,690
NYBOT CSC 'C' Coffee Futures	1.81%	2,151,039
KCBT Hard Red Winter Wheat Futures	1.91%	2,267,878
LME Primary Aluminum Futures	3.67%	4,358,106
CME Live Cattle Futures	3.34%	3,969,661
CME Lean Hogs Futures	1.80%	2,138,133
LME Lead Futures	0.74%	876,603
LME Nickel Futures	1.98%	2,355,946
LME Zinc Futures	1.96%	2,326,783
NYMEX Henry Hub Natural Gas Futures	6.15%	7,298,924
ICE Gasoil Futures	4.53%	5,378,941
CBOT Soybean Futures	4.90%	5,822,614
NYBOT CSC No. 11 World Sugar Futures	2.35%	2,793,292
COMEX Silver Futures	3.07%	3,650,108
CBOT Soybean Meal Futures	2.50%	2,972,447
CBOT Wheat Futures	2.73%	3,246,585
NYMEX Reformulated Gasoline Blend Futures	3.53%	4,192,909
Total Notional Amount		$ 118,729,138
(3) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.49%	$ 3,708,808
CBOT Corn Futures	4.80%	5,104,152
ICE Cocoa Futures	0.85%	898,392
NYMEX Light Sweet Crude Oil Futures	9.62%	10,231,383
ICE Brent Crude Oil Futures	11.17%	11,863,365
284

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
NYBOT CTN No. 2 Cotton Futures	1.65%	1,756,532
COMEX Gold 100 Troy Oz. Futures	12.74%	13,527,824
COMEX Copper Futures	5.31%	5,640,719
NYMEX NY Harbor ULSD Futures	3.40%	3,612,460
NYBOT CSC 'C' Coffee Futures	1.81%	1,925,933
KCBT Hard Red Winter Wheat Futures	1.91%	2,030,545
LME Primary Aluminum Futures	3.67%	3,902,030
CME Live Cattle Futures	3.34%	3,554,236
CME Lean Hogs Futures	1.80%	1,914,378
LME Lead Futures	0.74%	784,866
LME Nickel Futures	1.98%	2,109,396
LME Zinc Futures	1.96%	2,083,285
NYMEX Henry Hub Natural Gas Futures	6.15%	6,535,092
ICE Gasoil Futures	4.53%	4,816,035
CBOT Soybean Futures	4.90%	5,213,278
NYBOT CSC No. 11 World Sugar Futures	2.35%	2,500,974
COMEX Silver Futures	3.07%	3,268,125
CBOT Soybean Meal Futures	2.50%	2,661,380
CBOT Wheat Futures	2.73%	2,906,830
NYMEX Reformulated Gasoline Blend Futures	3.53%	3,754,122
Total Notional Amount		$ 106,304,140
(4) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.55%	$ 5,483,052
CBOT Corn Futures	3.87%	5,990,215
ICE Cocoa Futures	0.68%	1,054,977
NYMEX Light Sweet Crude Oil Futures	11.65%	18,006,119
ICE Brent Crude Oil Futures	12.26%	18,945,016
NYBOT CTN No. 2 Cotton Futures	1.65%	2,557,492
COMEX Gold 100 Troy Oz. Futures	10.19%	15,752,861
COMEX Copper Futures	4.28%	6,624,235
NYMEX NY Harbor ULSD Futures	4.11%	6,357,536
NYBOT CSC 'C' Coffee Futures	1.83%	2,824,527
KCBT Hard Red Winter Wheat Futures	1.54%	2,384,745
LME Primary Aluminum Futures	3.71%	5,738,092
CME Live Cattle Futures	3.41%	5,271,890
CME Lean Hogs Futures	2.11%	3,266,364
LME Lead Futures	0.74%	1,151,065
LME Nickel Futures	2.00%	3,089,923
LME Zinc Futures	1.98%	3,055,295
NYMEX Henry Hub Natural Gas Futures	6.18%	9,563,101
ICE Gasoil Futures	5.48%	8,475,698
CBOT Soybean Futures	4.93%	7,630,049
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,933,950
COMEX Silver Futures	3.10%	4,791,103
CBOT Soybean Meal Futures	2.52%	3,903,116
CBOT Wheat Futures	2.21%	3,410,470
NYMEX Reformulated Gasoline Blend Futures	4.12%	6,367,343
Total Notional Amount		$ 154,628,234
285

DFA Commodity Strategy Portfolio
CONTINUED
(5) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.55%	$ 5,181,750
CBOT Corn Futures	3.87%	5,661,044
ICE Cocoa Futures	0.68%	997,004
NYMEX Light Sweet Crude Oil Futures	11.65%	17,016,657
ICE Brent Crude Oil Futures	12.26%	17,903,960
NYBOT CTN No. 2 Cotton Futures	1.65%	2,416,954
COMEX Gold 100 Troy Oz. Futures	10.19%	14,887,217
COMEX Copper Futures	4.28%	6,260,223
NYMEX NY Harbor ULSD Futures	4.11%	6,008,179
NYBOT CSC 'C' Coffee Futures	1.83%	2,669,315
KCBT Hard Red Winter Wheat Futures	1.54%	2,253,699
LME Primary Aluminum Futures	3.71%	5,422,775
CME Live Cattle Futures	3.41%	4,982,191
CME Lean Hogs Futures	2.11%	3,086,872
LME Lead Futures	0.74%	1,087,813
LME Nickel Futures	2.00%	2,920,127
LME Zinc Futures	1.98%	2,887,402
NYMEX Henry Hub Natural Gas Futures	6.18%	9,037,594
ICE Gasoil Futures	5.48%	8,009,946
CBOT Soybean Futures	4.93%	7,210,766
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,772,725
COMEX Silver Futures	3.10%	4,527,825
CBOT Soybean Meal Futures	2.52%	3,688,634
CBOT Wheat Futures	2.21%	3,223,059
NYMEX Reformulated Gasoline Blend Futures	4.12%	6,017,448
Total Notional Amount		$ 146,131,179
(6) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.49%	$ 1,790,382
CBOT Corn Futures	4.80%	2,463,968
ICE Cocoa Futures	0.85%	433,688
NYMEX Light Sweet Crude Oil Futures	9.62%	4,939,077
ICE Brent Crude Oil Futures	11.17%	5,726,896
NYBOT CTN No. 2 Cotton Futures	1.65%	847,945
COMEX Gold 100 Troy Oz. Futures	12.74%	6,530,394
COMEX Copper Futures	5.31%	2,722,989
NYMEX NY Harbor ULSD Futures	3.40%	1,743,871
NYBOT CSC 'C' Coffee Futures	1.81%	929,721
KCBT Hard Red Winter Wheat Futures	1.91%	980,221
LME Primary Aluminum Futures	3.67%	1,883,658
CME Live Cattle Futures	3.34%	1,715,765
CME Lean Hogs Futures	1.80%	924,143
LME Lead Futures	0.74%	378,885
LME Nickel Futures	1.98%	1,018,286
LME Zinc Futures	1.96%	1,005,681
NYMEX Henry Hub Natural Gas Futures	6.15%	3,154,737
ICE Gasoil Futures	4.53%	2,324,883
286

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
CBOT Soybean Futures	4.90%	2,516,647
NYBOT CSC No. 11 World Sugar Futures	2.35%	1,207,315
COMEX Silver Futures	3.07%	1,577,648
CBOT Soybean Meal Futures	2.50%	1,284,749
CBOT Wheat Futures	2.73%	1,403,237
NYMEX Reformulated Gasoline Blend Futures	3.53%	1,812,257
Total Notional Amount		$ 51,317,043
(7) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.49%	$ 5,069,484
CBOT Corn Futures	4.80%	6,976,749
ICE Cocoa Futures	0.85%	1,227,991
NYMEX Light Sweet Crude Oil Futures	9.62%	13,985,044
ICE Brent Crude Oil Futures	11.17%	16,215,762
NYBOT CTN No. 2 Cotton Futures	1.65%	2,400,964
COMEX Gold 100 Troy Oz. Futures	12.74%	18,490,876
COMEX Copper Futures	5.31%	7,710,170
NYMEX NY Harbor ULSD Futures	3.40%	4,937,788
NYBOT CSC 'C' Coffee Futures	1.81%	2,632,513
KCBT Hard Red Winter Wheat Futures	1.91%	2,775,505
LME Primary Aluminum Futures	3.67%	5,333,596
CME Live Cattle Futures	3.34%	4,858,204
CME Lean Hogs Futures	1.80%	2,616,719
LME Lead Futures	0.74%	1,072,816
LME Nickel Futures	1.98%	2,883,286
LME Zinc Futures	1.96%	2,847,595
NYMEX Henry Hub Natural Gas Futures	6.15%	8,932,668
ICE Gasoil Futures	4.53%	6,582,929
CBOT Soybean Futures	4.90%	7,125,910
NYBOT CSC No. 11 World Sugar Futures	2.35%	3,418,525
COMEX Silver Futures	3.07%	4,467,125
CBOT Soybean Meal Futures	2.50%	3,637,780
CBOT Wheat Futures	2.73%	3,973,279
NYMEX Reformulated Gasoline Blend Futures	3.53%	5,131,423
Total Notional Amount		$ 145,304,701
(8) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.55%	$ 4,797,891
CBOT Corn Futures	3.87%	5,241,679
ICE Cocoa Futures	0.68%	923,147
NYMEX Light Sweet Crude Oil Futures	11.65%	15,756,077
ICE Brent Crude Oil Futures	12.26%	16,577,650
NYBOT CTN No. 2 Cotton Futures	1.65%	2,237,908
COMEX Gold 100 Troy Oz. Futures	10.19%	13,784,386
287

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	4.28%	5,796,471
NYMEX NY Harbor ULSD Futures	4.11%	5,563,099
NYBOT CSC 'C' Coffee Futures	1.83%	2,471,574
KCBT Hard Red Winter Wheat Futures	1.54%	2,086,747
LME Primary Aluminum Futures	3.71%	5,021,061
CME Live Cattle Futures	3.41%	4,613,115
CME Lean Hogs Futures	2.11%	2,858,200
LME Lead Futures	0.74%	1,007,229
LME Nickel Futures	2.00%	2,703,807
LME Zinc Futures	1.98%	2,673,506
NYMEX Henry Hub Natural Gas Futures	6.18%	8,368,097
ICE Gasoil Futures	5.48%	7,416,577
CBOT Soybean Futures	4.93%	6,676,599
NYBOT CSC No. 11 World Sugar Futures	1.90%	2,567,324
COMEX Silver Futures	3.10%	4,192,408
CBOT Soybean Meal Futures	2.52%	3,415,383
CBOT Wheat Futures	2.21%	2,984,298
NYMEX Reformulated Gasoline Blend Futures	4.12%	5,571,681
Total Notional Amount		$ 135,305,914
(9) The following table represents the individual positions within the Total Return Swap as of April 30, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.49%	$ 9,613,577
CBOT Corn Futures	4.80%	13,230,440
ICE Cocoa Futures	0.85%	2,328,715
NYMEX Light Sweet Crude Oil Futures	9.62%	26,520,704
ICE Brent Crude Oil Futures	11.17%	30,750,954
NYBOT CTN No. 2 Cotton Futures	1.65%	4,553,097
COMEX Gold 100 Troy Oz. Futures	12.74%	35,065,392
COMEX Copper Futures	5.31%	14,621,273
NYMEX NY Harbor ULSD Futures	3.40%	9,363,834
NYBOT CSC 'C' Coffee Futures	1.81%	4,992,198
KCBT Hard Red Winter Wheat Futures	1.91%	5,263,362
LME Primary Aluminum Futures	3.67%	10,114,428
CME Live Cattle Futures	3.34%	9,212,913
CME Lean Hogs Futures	1.80%	4,962,246
LME Lead Futures	0.74%	2,034,447
LME Nickel Futures	1.98%	5,467,753
LME Zinc Futures	1.96%	5,400,070
NYMEX Henry Hub Natural Gas Futures	6.15%	16,939,570
ICE Gasoil Futures	4.53%	12,483,615
CBOT Soybean Futures	4.90%	13,513,304
NYBOT CSC No. 11 World Sugar Futures	2.35%	6,482,760
COMEX Silver Futures	3.07%	8,471,285
CBOT Soybean Meal Futures	2.50%	6,898,547
CBOT Wheat Futures	2.73%	7,534,775
NYMEX Reformulated Gasoline Blend Futures	3.53%	9,731,035
Total Notional Amount		$ 275,550,294
288

DFA Commodity Strategy Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $293,758,032 or 20.8% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,506,898	—	$2,506,898
Bonds
Australia	—	80,063,024	—	80,063,024
Canada	—	125,221,459	—	125,221,459
France	—	13,123,215	—	13,123,215
Germany	—	27,429,192	—	27,429,192
Ireland	—	1,735,782	—	1,735,782
Japan	—	27,735,154	—	27,735,154
Netherlands	—	14,633,925	—	14,633,925
New Zealand	—	52,210,346	—	52,210,346
Singapore	—	21,700,742	—	21,700,742
Spain	—	2,997,576	—	2,997,576
Supranational Organization Obligations	—	78,326,235	—	78,326,235
Sweden	—	10,912,807	—	10,912,807
United Kingdom	—	21,338,602	—	21,338,602
United States	—	422,436,558	—	422,436,558
U.S. Treasury Obligations	—	137,541,963	—	137,541,963
Commercial Paper	—	121,229,229	—	121,229,229
Securities Lending Collateral	—	3,599,718	—	3,599,718
Total Investments in Securities	—	$1,164,742,425	—	$1,164,742,425
Financial Instruments
Assets
Forward Currency Contracts**	—	162,853	—	162,853
Futures Contracts**	$6,256,060	—	—	6,256,060
Swap Agreements**	—	28,763,694	—	28,763,694
Liabilities
Forward Currency Contracts**	—	(1,362,296)	—	(1,362,296)
Futures Contracts**	(1,605,435)	—	—	(1,605,435)
Total Financial Instruments	$4,650,625	$27,564,251	—	$32,214,876
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
289

DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $3,522,099 of securities on loan)	$1,161,142,707
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,599,718)	3,599,718
Foreign Currencies at Value	146,222
Segregated Cash for Swaps Contracts	13,340,000
Cash	212,742,331
Receivables:
Dividends and Interest	6,563,005
Securities Lending Income	1,577
Fund Shares Sold	983,312
Futures Variation Margin	4,659,250
Unrealized Gain on Swap Contracts	28,763,694
Unrealized Gain on Forward Currency Contracts	162,853
Total Assets	1,432,104,669
LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,600,432
Fund Shares Redeemed	1,323,514
Due to Advisor	309,560
Due to Directors'/Trustees'	17,975
Due to CCO	150
Due to Broker	13,340,000
Unrealized Loss on Forward Currency Contracts	1,362,296
Payable for Swap Contracts Payments	480,389
Accrued Expenses and Other Liabilities	100,621
Total Liabilities	20,534,937
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE D)
NET ASSETS	$1,411,569,732
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	230,015,606
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHAREЖ	$6.14
Investment Securities at Cost	$1,157,883,412
Foreign Currencies at Cost	$146,071
NET ASSETS CONSIST OF:
Paid-In Capital	$1,089,215,033
Total Distributable Earnings (Loss)	322,354,699
NET ASSETS	$1,411,569,732
(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
DFA Commodity Strategy Portfolio
Investment Income
Dividend Income from Affiliates	$182,306
Interest	22,804,256
Income from Securities Lending, Net	16,169
Total Investment Income	23,002,731
Expenses
Investment Management Fees	2,157,062
Accounting Fees	23,771
Custodian Fees	26,589
Transfer Agent Fees
Institutional Class Shares	2,950
Shareholder Servicing Fees
Institutional Class Shares	70,524
Filing Fees
Institutional Class Shares	23,436
Shareholders' Reports
Institutional Class Shares	28,947
Directors'/Trustees' Fees & Expenses	5,064
CCO Fees	343
Professional Fees	9,854
Other	25,619
Total Expenses	2,374,159
Fees Waived, Expenses Reimbursed by Advisor (Note D)	485,052
Net Expenses	1,889,107
Net Investment Income (Loss)	21,113,624
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	96,050
Affiliated Investment Companies Shares Sold	(530)
Futures	21,451,344
Swap Contracts	306,243,727
Foreign Currency Transactions	(1,482)
Forward Currency Contracts	(2,620,901)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,671,010
Futures	3,946,155
Swap Contracts	19,864,585
Translation of Foreign Currency-Denominated Amounts	16,368
Forward Currency Contracts.	(1,199,443)
Net Realized and Unrealized Gain (Loss)	350,466,883
Net Increase (Decrease) in Net Assets Resulting from Operations	$371,580,507
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,113,624	$45,493,204
Net Realized Gain (Loss) on:
Investment Securities Sold	96,050	83,553
Affiliated Investment Companies Shares Sold	(530)	1,154
Futures	21,451,344	4,066,155
Swap Contracts	306,243,727	72,014,523
Foreign Currency Transactions	(1,482)	1,495
Forward Currency Contracts	(2,620,901)	75,186
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,671,010	819,482
Affiliated Investment Companies Shares	—	(46)
Futures	3,946,155	1,437,189
Swap Contracts	19,864,585	19,193,366
Translation of Foreign Currency-Denominated Amounts	16,368	200
Forward Currency Contracts	(1,199,443)	(21,636)
Net Increase (Decrease) in Net Assets Resulting from Operations	371,580,507	143,163,825
Distributions:
Institutional Class Shares	(94,291,236)	(36,897,916)
Capital Share Transactions (1):
Shares Issued	159,548,988	232,229,970
Shares Issued in Lieu of Cash Distributions	90,278,831	35,626,095
Shares Redeemed	(228,429,770)	(329,117,803)
Net Increase (Decrease) from Capital Share Transactions	21,398,049	(61,261,738)
Total Increase (Decrease) in Net Assets	298,687,320	45,003,536
Net Assets
Beginning of Period	1,112,882,412	1,067,878,876
End of Period	$1,411,569,732	$1,112,882,412
(1) Shares Issued and Redeemed:
Shares Issued	30,645,262	49,767,958
Shares Issued in Lieu of Cash Distributions	19,414,964	7,707,262
Shares Redeemed	(44,587,705)	(70,917,835)
Net Increase (Decrease) from Shares Issued and Redeemed	5,472,521	(13,442,615)
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
CONSOLIDATED FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$4.96	$4.49	$4.67	$5.23	$7.26	$5.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.20	0.19	0.14	0.07	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	1.52	0.43	(0.22)	(0.33)	0.07	2.27
Total from Investment Operations	1.61	0.63	(0.03)	(0.19)	0.14	2.28
Less Distributions:
Net Investment Income	(0.43)	(0.16)	(0.15)	(0.37)	(2.17)	(0.02)
Total Distributions	(0.43)	(0.16)	(0.15)	(0.37)	(2.17)	(0.02)
Net Asset Value, End of Period	$6.14	$4.96	$4.49	$4.67	$5.23	$7.26
Total Return	35.18%(B)	14.34%	(0.54%)	(4.12%)	6.38%	45.67%
Net Assets, End of Period (thousands)	$1,411,570	$1,112,882	$1,067,879	$1,312,877	$1,690,089	$1,765,786
Ratio of Expenses to Average Net Assets	0.32%(C)	0.32%	0.32%	0.32%	0.30%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40%(C)	0.39%	0.39%	0.39%	0.38%	0.40%
Ratio of Net Investment Income to Average Net Assets	3.54%(C)	4.25%	4.12%	2.85%	1.25%	0.24%
Portfolio Turnover Rate	11%(B)	69%	56%	36%	134%	114%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2
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or Level 3 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolio and affiliated funds, is categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The
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Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
5. Other: Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.
C. Basis for Consolidation:
The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.
To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.
As of April 30, 2026, the Portfolio held a $322,452,085 investment in the Subsidiary, representing 22.84% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
D. Investment Advisor:
The Advisor provides investment management services to the Portfolio. For the six months ended April 30, 2026, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously
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assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Advisor did not recover previously waived fees/assumed expenses or waive fees/assume expenses pursuant to this Fee Waiver Agreement. As of April 30, 2026, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.
The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.
For the six months ended April 30, 2026, approximately $485,052 of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
E. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows:
DFA Commodity Strategy Portfolio	$11,998

F. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolio's transactions related to investment securities, other than short-term securities and in-kind redemptions, were as follows:
	U.S. Government Securities	Other Investment Securities
	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$13,002,309	$437,224,666	$49,033,883
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$8,167,692	$204,078,496	$208,645,940	$(530)	—	$3,599,718	311,260	$182,306	—
Total	$8,167,692	$204,078,496	$208,645,940	$(530)	—	$3,599,718		$182,306	—
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G. Federal Income Taxes:
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio
2024	$37,968,070	—	$37,968,070
2025	36,897,916	—	36,897,916

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$84,823,039	—	$(49,606,441)	$9,859,589	$45,076,187
For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
DFA Commodity Strategy Portfolio	$49,606,441
During the year ended October 31, 2025, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
DFA Commodity Strategy Portfolio	$194,161

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As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,917,066,158	$3,796,021	$(1,679,595,892)	$(1,675,799,871)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of other investments.
In accordance with GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzedthe Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Financial Instruments:
In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolio’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.
2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts in an attempt to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.
3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.
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4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.
The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.
An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing
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does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
Futures Activities:
The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.
5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the
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writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.
The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$127,067,464	$110,329,559	$1,111,737,685
*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.
The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of  April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$35,182,607	$162,853	$6,256,060	$28,763,694

Liability Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (4)	Commodity Futures Contracts
DFA Commodity Strategy Portfolio	$(2,967,731)	$(1,362,296)	$(1,605,435)
(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Consolidated Statement of Assets and Liabilities.
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The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$325,074,170	$(2,620,901)	$21,451,344	$306,243,727
	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$22,611,297	$(1,199,443)	$3,946,155	$19,864,585
(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
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The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2026:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
DFA Commodity Strategy Portfolio
Bank of America Corp.	$8,090,377	—	$(7,453,847)	—	$636,530
Royal Bank of Canada	4,801,081	$(809,395)	—	$(3,991,686)	—
Australia and New Zealand Bank	41,517	—	—	—	41,517
Citibank, N.A.	6,182,864	(390,565)	—	(5,600,000)	192,299
Societe Generale	—	—	—	—	—
UBS AG	5,896,202	(27,879)	(5,111,915)	—	756,408
BNP Paribas	3,914,506	—	—	—	3,914,506
Total	$28,926,547	$(1,227,839)	$(12,565,762)	$(9,591,686)	$5,541,260
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
DFA Commodity Strategy Portfolio
Bank of America Corp.	—	—	—	—	—
Royal Bank of Canada	$809,395	$(809,395)	—	—	—
Australia and New Zealand Bank	—	—	—	—	—
Citibank, N.A.	390,565	(390,565)	—	—	—
Societe Generale	134,457	—	—	—	$134,457
UBS AG	27,879	(27,879)	—	—	—
BNP Paribas	—	—	—	—	—
Total	$1,362,296	$(1,227,839)	—	—	$134,457
(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statements of Assets and Liabilities.

I. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
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There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolio did not use the interfund lending program during the six months ended April 30, 2026.
J. Securities Lending:
As of April 30, 2026, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
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In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio's chief operating decision maker ("CODM"). The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio's performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA Commodity Strategy Portfolio	4	77%	0%
The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
O. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (10.9%)
	Alphabet, Inc. (GOOG US), Class C	1,064,191	$406,457,110
	Alphabet, Inc. (GOOGL US), Class A	1,324,775	509,773,420
	AT&T, Inc.	1,592,772	41,619,132
#*	Charter Communications, Inc., Class A	19,517	3,223,623
	Comcast Corp., Class A	816,705	22,083,703
#*	EchoStar Corp., Class A	30,770	3,789,018
	Electronic Arts, Inc.	51,126	10,346,369
	Fox Corp. (FOX US), Class B	32,358	1,845,053
#	Fox Corp. (FOXA US), Class A	45,875	2,912,604
#*	Live Nation Entertainment, Inc.	36,241	5,723,903
	Meta Platforms, Inc., Class A	497,703	304,549,443
*	Netflix, Inc.	961,168	89,974,936
#	News Corp. (NWS US), Class B	26,804	816,986
	News Corp. (NWSA US), Class A	82,321	2,166,689
	Omnicom Group, Inc.	71,661	5,497,832
#	Paramount Skydance Corp., Class B	73,900	756,736
*	Take-Two Interactive Software, Inc.	39,593	8,463,400
	TKO Group Holdings, Inc.	14,819	2,757,668
	T-Mobile U.S., Inc.	107,795	21,073,922
*	Trade Desk, Inc., Class A	101,990	2,405,944
	Verizon Communications, Inc.	958,588	46,040,982
	Walt Disney Co.	402,950	41,806,062
*	Warner Bros Discovery, Inc.	563,433	15,240,863
TOTAL COMMUNICATION SERVICES			1,549,325,398
CONSUMER DISCRETIONARY — (9.8%)
*	Airbnb, Inc., Class A	96,240	13,508,246
*	Amazon.com, Inc.	2,222,797	589,174,573
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Aptiv PLC	48,041	$2,894,951
*	AutoZone, Inc.	3,767	13,953,081
	Best Buy Co., Inc.	44,538	2,694,104
	Booking Holdings, Inc.	183,429	30,882,106
	Carnival Corp.	292,490	7,753,910
#*	Carvana Co.	32,082	12,698,056
*	Chipotle Mexican Grill, Inc.	297,708	10,119,095
	Darden Restaurants, Inc.	26,319	5,278,539
*	Deckers Outdoor Corp.	32,447	3,316,083
	Domino's Pizza, Inc.	7,125	2,418,367
*	DoorDash, Inc., Class A	84,935	14,324,288
	DR Horton, Inc.	61,585	9,475,468
	eBay, Inc.	102,588	10,615,806
	Expedia Group, Inc.	26,588	6,603,662
	Ford Motor Co.	890,385	10,755,851
	Garmin Ltd.	37,290	9,365,011
	General Motors Co.	205,347	15,789,131
	Genuine Parts Co.	31,641	3,392,864
	Hasbro, Inc.	30,276	2,901,652
	Hilton Worldwide Holdings, Inc.	52,118	16,889,880
	Home Depot, Inc.	226,647	74,521,534
	Las Vegas Sands Corp.	69,721	3,807,464
	Lennar Corp. (LEN US), Class A	49,322	4,453,777
	Lowe's Cos., Inc.	127,782	30,513,064
*	Lululemon Athletica, Inc.	24,550	3,380,535
	Marriott International, Inc., Class A	50,008	18,087,393
	McDonald's Corp.	162,052	47,576,847
*	MGM Resorts International	43,858	1,707,830
	NIKE, Inc., Class B	271,514	12,044,361
*	Norwegian Cruise Line Holdings Ltd.	102,384	1,861,341
*	NVR, Inc.	633	3,997,946
*	O'Reilly Automotive, Inc.	191,207	19,005,976
	Pool Corp.	7,350	1,567,902
	PulteGroup, Inc.	43,920	5,374,051
	Ralph Lauren Corp.	8,853	3,175,040
	Ross Stores, Inc.	73,491	16,740,515
	Royal Caribbean Cruises Ltd.	57,132	15,069,136
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U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Starbucks Corp.	258,991	$27,279,522
	Tapestry, Inc.	46,009	6,673,145
*	Tesla, Inc.	640,022	244,251,596
	TJX Cos., Inc.	252,543	39,586,115
	Tractor Supply Co.	121,032	4,248,223
*	Ulta Beauty, Inc.	10,075	5,415,111
	Williams-Sonoma, Inc.	27,202	4,929,274
	Wynn Resorts Ltd.	19,124	2,048,372
	Yum! Brands, Inc.	63,449	10,129,633
TOTAL CONSUMER DISCRETIONARY			1,402,250,427
CONSUMER STAPLES — (4.9%)
	Altria Group, Inc.	381,738	27,733,266
	Archer-Daniels-Midland Co.	109,744	8,180,318
#	Brown-Forman Corp. (BFB US), Class B	39,772	1,024,924
	Bunge Global SA	30,393	3,862,039
#	Campbell's Co.	45,947	955,238
	Casey's General Stores, Inc.	8,003	6,579,666
	Church & Dwight Co., Inc.	54,104	5,251,334
	Clorox Co.	27,661	2,667,627
	Coca-Cola Co.	880,467	69,345,581
	Colgate-Palmolive Co.	183,307	15,647,086
	Conagra Brands, Inc.	107,920	1,548,652
	Constellation Brands, Inc., Class A	32,255	5,050,488
	Costco Wholesale Corp.	101,008	102,475,646
	Dollar General Corp.	50,051	5,799,910
*	Dollar Tree, Inc.	42,272	4,105,034
	Estee Lauder Cos., Inc., Class A	56,367	4,323,913
	General Mills, Inc.	121,817	4,301,358
	Hershey Co.	33,717	6,262,596
	Hormel Foods Corp.	65,279	1,401,540
	J.M. Smucker Co.	24,401	2,392,030
	Kenvue, Inc.	433,888	7,606,057
	Keurig Dr. Pepper, Inc.	309,448	9,097,771
#	Kimberly-Clark Corp.	75,486	7,430,087
	Kraft Heinz Co.	192,798	4,368,803
	Kroger Co.	133,084	9,059,028
	McCormick & Co., Inc. (MKC US)	56,766	2,885,983
	Molson Coors Beverage Co., Class B	39,285	1,679,041
	Mondelez International, Inc., Class A	291,269	17,895,567
*	Monster Beverage Corp.	162,587	12,530,580
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PepsiCo, Inc.	310,885	$49,272,164
	Philip Morris International, Inc.	354,016	58,437,421
	Procter & Gamble Co.	529,094	77,824,436
	Sysco Corp.	108,844	8,131,735
	Target Corp.	103,208	13,391,238
	Tyson Foods, Inc., Class A	64,583	4,137,833
»	Walgreens Boots Alliance, Inc.	164,570	87,222
	Walmart, Inc.	997,743	131,632,234
TOTAL CONSUMER STAPLES			694,375,446
ENERGY — (3.4%)
#	APA Corp.	80,486	3,278,195
	Baker Hughes Co.	224,455	15,637,780
	Chevron Corp.	426,760	82,496,975
	ConocoPhillips	278,433	35,021,303
	Coterra Energy, Inc.	173,957	6,246,796
	Devon Energy Corp.	141,748	7,281,595
	Diamondback Energy, Inc.	42,508	8,740,920
	EOG Resources, Inc.	123,199	17,318,083
	EQT Corp.	142,011	8,532,021
	Expand Energy Corp.	54,265	5,543,170
	Exxon Mobil Corp.	951,145	146,790,208
	Halliburton Co.	190,341	8,051,424
	Kinder Morgan, Inc.	444,084	14,597,041
	Marathon Petroleum Corp.	66,984	16,631,457
	Occidental Petroleum Corp.	164,171	9,945,479
	ONEOK, Inc.	143,491	13,267,178
	Phillips 66	91,832	16,451,703
	SLB Ltd.	340,103	19,345,059
	Targa Resources Corp.	48,669	12,657,833
	Texas Pacific Land Corp.	13,166	5,841,359
	Valero Energy Corp.	69,253	17,491,923
	Williams Cos., Inc.	278,399	21,244,628
TOTAL ENERGY			492,412,130
FINANCIALS — (11.9%)
	Aflac, Inc.	105,833	12,030,037
	Allstate Corp.	58,961	12,809,867
	American Express Co.	121,759	39,334,245
	American International Group, Inc.	122,364	9,152,827
	Ameriprise Financial, Inc.	20,869	9,908,392
	Aon PLC, Class A	48,799	15,208,208
308

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Apollo Global Management, Inc.	105,304	$13,554,731
*	Arch Capital Group Ltd.	81,576	7,705,669
#	ARES Management Corp., Class A	46,803	5,494,672
	Arthur J Gallagher & Co.	58,355	12,044,472
	Assurant, Inc.	11,188	2,643,389
	Bank of America Corp.	1,510,662	80,759,990
	Bank of New York Mellon Corp.	156,539	21,034,145
*	Berkshire Hathaway, Inc., Class B	417,319	197,642,278
	Blackrock, Inc.	32,852	35,007,091
	Blackstone, Inc.	170,279	21,383,637
*	Block, Inc.	125,054	8,817,557
	Brown & Brown, Inc.	66,612	4,006,712
	Capital One Financial Corp.	142,372	27,235,764
	Cboe Global Markets, Inc.	23,806	7,143,943
	Charles Schwab Corp.	379,489	34,776,372
	Chubb Ltd.	82,839	27,088,353
	Cincinnati Financial Corp.	35,393	5,790,295
	Citigroup, Inc.	397,751	50,904,173
	Citizens Financial Group, Inc.	96,284	6,263,274
	CME Group, Inc.	82,166	23,649,018
*	Coinbase Global, Inc., Class A	50,983	9,573,078
*	Corpay, Inc.	15,844	4,855,711
#	Erie Indemnity Co., Class A	5,945	1,301,539
	Everest Group Ltd.	9,236	3,295,035
	FactSet Research Systems, Inc.	8,216	1,869,797
	Fidelity National Information Services, Inc.	118,164	5,498,171
	Fifth Third Bancorp	205,338	10,422,957
*	Fiserv, Inc.	122,586	7,680,013
	Franklin Resources, Inc.	71,094	2,130,687
	Global Payments, Inc.	54,836	3,945,999
	Globe Life, Inc.	18,216	2,810,729
	Goldman Sachs Group, Inc.	68,215	63,014,971
	Hartford Insurance Group, Inc.	63,787	8,726,699
	Huntington Bancshares, Inc.	462,643	7,753,897
		Shares	Value†
FINANCIALS — (Continued)
	Interactive Brokers Group, Inc., Class A	100,955	$8,025,922
	Intercontinental Exchange, Inc.	129,037	20,399,459
	Invesco Ltd.	102,443	2,685,031
	Jack Henry & Associates, Inc.	16,720	2,570,700
	JPMorgan Chase & Co.	613,604	192,199,181
	KeyCorp	214,129	4,734,392
	KKR & Co., Inc.	155,691	16,244,799
	Loews Corp.	38,218	4,303,729
	M&T Bank Corp.	34,679	7,581,870
	Marsh & McLennan Cos., Inc.	110,083	18,462,020
	Mastercard, Inc., Class A	185,307	93,194,596
	MetLife, Inc.	125,306	10,037,011
	Moody's Corp.	34,900	16,118,565
	Morgan Stanley	273,837	52,190,594
	MSCI, Inc.	16,795	9,932,731
	Nasdaq, Inc.	102,333	9,405,426
	Northern Trust Corp.	42,593	7,084,920
	PayPal Holdings, Inc.	210,446	10,551,762
	PNC Financial Services Group, Inc.	89,146	19,879,558
	Principal Financial Group, Inc.	44,533	4,493,825
	Progressive Corp.	133,164	26,803,250
	Prudential Financial, Inc.	79,128	7,763,248
	Raymond James Financial, Inc.	39,959	6,326,309
	Regions Financial Corp.	198,408	5,664,548
*	Robinhood Markets, Inc., Class A	180,241	13,137,766
	S&P Global, Inc.	69,710	30,061,043
	State Street Corp.	63,271	9,670,340
	Synchrony Financial	79,454	6,054,395
#	T. Rowe Price Group, Inc.	49,518	5,094,412
	Travelers Cos., Inc.	49,097	14,981,459
	Truist Financial Corp.	286,604	14,760,106
#	U.S. Bancorp	353,433	20,025,514
	Visa, Inc., Class A	382,639	126,209,648
	W.R. Berkley Corp.	67,118	4,485,496
	Wells Fargo & Co.	703,108	57,816,571
	Willis Towers Watson PLC	21,514	5,511,887
TOTAL FINANCIALS			1,688,730,477
HEALTH CARE — (8.4%)
	Abbott Laboratories	395,441	35,902,088
309

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	AbbVie, Inc.	402,367	$85,028,194
††	Abiomed, Inc.	13,246	206,770
	Agilent Technologies, Inc.	63,977	7,392,542
*	Align Technology, Inc.	15,027	2,644,902
	Amgen, Inc.	122,639	42,463,754
	Baxter International, Inc.	117,977	2,074,036
	Becton Dickinson & Co.	65,071	9,698,182
*	Biogen, Inc.	33,133	6,271,414
	Bio-Techne Corp.	35,914	1,986,763
*	Boston Scientific Corp.	337,145	19,422,923
	Bristol-Myers Squibb Co.	462,713	28,035,781
	Cardinal Health, Inc.	53,288	10,278,189
	Cencora, Inc.	44,220	13,620,202
*	Centene Corp.	107,343	5,763,246
*	Charles River Laboratories International, Inc.	11,164	1,864,053
	Cigna Group	59,860	17,394,119
*	Cooper Cos., Inc.	44,991	2,829,934
	CVS Health Corp.	289,751	24,133,361
	Danaher Corp.	143,294	25,642,461
#*	DaVita, Inc.	7,769	1,205,283
*	Dexcom, Inc.	87,572	5,214,913
*	Edwards Lifesciences Corp.	132,041	11,025,424
	Elevance Health, Inc.	50,158	18,880,474
	Eli Lilly & Co.	180,348	168,553,241
*	GE HealthCare Technologies, Inc.	103,962	6,325,048
	Gilead Sciences, Inc.	282,245	36,928,936
	HCA Healthcare, Inc.	35,576	15,455,993
*	Henry Schein, Inc.	22,951	1,711,915
»	Hologic, Inc.	50,310	503
	Humana, Inc.	27,610	6,528,108
*	IDEXX Laboratories, Inc.	18,086	10,142,629
*	Incyte Corp.	38,311	3,649,889
*	Insulet Corp.	16,146	2,779,372
*	Intuitive Surgical, Inc.	80,726	36,941,025
*	IQVIA Holdings, Inc.	38,582	6,110,231
	Johnson & Johnson	548,521	126,077,552
	Labcorp Holdings, Inc.	18,851	4,840,937
	McKesson Corp.	27,883	22,730,222
	Medtronic PLC	291,606	23,611,338
	Merck & Co., Inc.	565,096	61,697,181
*	Mettler-Toledo International, Inc.	4,629	5,909,428
#*	Moderna, Inc.	79,279	3,642,077
	Pfizer, Inc.	1,294,090	34,552,203
	Quest Diagnostics, Inc.	25,018	4,858,496
		Shares	Value†
HEALTH CARE — (Continued)
	Regeneron Pharmaceuticals, Inc.	22,957	$16,231,976
	ResMed, Inc.	32,922	7,039,053
#	Revvity, Inc.	25,985	2,250,821
*	Solventum Corp.	33,545	2,259,591
	STERIS PLC	22,205	4,815,820
	Stryker Corp.	78,309	24,677,515
	Thermo Fisher Scientific, Inc.	85,536	40,968,323
	UnitedHealth Group, Inc.	206,092	76,352,964
	Universal Health Services, Inc., Class B	12,690	2,135,346
*	Vertex Pharmaceuticals, Inc.	57,689	24,655,125
	Viatris, Inc.	261,897	3,912,741
*	Waters Corp.	22,151	6,849,754
	West Pharmaceutical Services, Inc.	16,318	4,856,074
	Zimmer Biomet Holdings, Inc.	45,017	3,710,751
	Zoetis, Inc.	95,634	10,995,041
TOTAL HEALTH CARE			1,193,736,227
INDUSTRIALS — (8.7%)
	3M Co.	119,745	17,545,037
#	A.O. Smith Corp.	26,338	1,628,742
	Allegion PLC	19,263	2,648,277
	AMETEK, Inc.	52,519	12,368,225
	Automatic Data Processing, Inc.	91,488	19,389,967
*	Axon Enterprise, Inc.	17,999	7,231,278
*	Boeing Co.	178,511	40,884,374
	Broadridge Financial Solutions, Inc.	26,627	4,100,025
*	Builders FirstSource, Inc.	25,554	2,021,066
	Carrier Global Corp.	177,953	11,953,103
	Caterpillar, Inc.	105,922	94,282,231
	CH Robinson Worldwide, Inc.	27,013	4,911,234
	Cintas Corp.	77,605	13,558,370
	Comfort Systems USA, Inc.	7,986	14,696,237
*	Copart, Inc.	201,664	6,677,095
	CSX Corp.	423,507	19,239,923
	Cummins, Inc.	31,411	21,077,095
	Deere & Co.	57,297	33,797,781
	Delta Air Lines, Inc.	148,401	10,089,784
	Dover Corp.	30,828	6,979,767
	Eaton Corp. PLC	88,323	38,244,742
310

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	10,144	$9,045,100
	Emerson Electric Co.	127,994	17,975,477
	Equifax, Inc.	27,317	4,751,519
	Expeditors International of Washington, Inc.	30,361	4,490,088
	Fastenal Co.	262,133	11,777,636
	FedEx Corp.	49,190	19,838,819
	Fortive Corp.	71,637	4,283,176
	GE Vernova, Inc.	61,307	66,423,682
*	Generac Holdings, Inc.	13,142	3,406,801
	General Dynamics Corp.	57,668	19,855,092
	General Electric Co.	238,734	69,216,149
	Honeywell International, Inc.	144,570	30,985,688
	Howmet Aerospace, Inc.	91,253	22,178,129
	Hubbell, Inc.	12,070	6,133,612
	Huntington Ingalls Industries, Inc.	9,014	3,283,710
	IDEX Corp.	16,881	3,677,526
	Illinois Tool Works, Inc.	59,576	15,371,204
	Ingersoll Rand, Inc.	81,357	6,497,170
	Jacobs Solutions, Inc.	26,514	3,431,177
	JB Hunt Transport Services, Inc.	16,938	4,260,415
	Johnson Controls International PLC	139,256	20,335,554
	L3Harris Technologies, Inc.	42,589	13,651,904
	Leidos Holdings, Inc.	29,095	4,341,556
	Lennox International, Inc.	7,240	3,872,604
	Lockheed Martin Corp.	46,120	23,888,776
	Masco Corp.	45,756	3,286,196
	Nordson Corp.	12,085	3,485,918
	Norfolk Southern Corp.	51,215	16,175,233
	Northrop Grumman Corp.	30,349	17,586,639
	Old Dominion Freight Line, Inc.	41,771	8,873,414
	Otis Worldwide Corp.	87,825	6,839,811
	PACCAR, Inc.	119,482	14,194,462
	Parker-Hannifin Corp.	28,697	26,097,626
	Paychex, Inc.	73,717	6,828,406
	Pentair PLC	37,360	3,015,326
	Quanta Services, Inc.	33,993	24,739,086
	Republic Services, Inc.	45,655	9,551,939
		Shares	Value†
INDUSTRIALS — (Continued)
	Rockwell Automation, Inc.	25,489	$10,422,707
	Rollins, Inc.	66,043	3,680,576
	RTX Corp.	305,525	53,793,787
	Snap-on, Inc.	11,881	4,555,175
	Southwest Airlines Co.	112,306	4,258,644
	Stanley Black & Decker, Inc.	35,371	2,764,597
	Textron, Inc.	39,589	3,798,960
	Trane Technologies PLC	50,374	24,811,210
	TransDigm Group, Inc.	12,847	14,902,263
*	Uber Technologies, Inc.	467,777	34,900,842
	Union Pacific Corp.	135,191	36,431,271
*	United Airlines Holdings, Inc.	73,321	6,598,890
	United Parcel Service, Inc., Class B	168,542	18,337,370
	United Rentals, Inc.	14,285	13,711,314
	Veralto Corp.	56,051	4,943,698
	Verisk Analytics, Inc.	31,483	5,808,299
	Vertiv Holdings Co., Class A	87,096	28,610,165
	Waste Management, Inc.	84,220	19,585,361
	Westinghouse Air Brake Technologies Corp.	38,878	10,492,783
	WW Grainger, Inc.	9,931	11,533,367
	Xylem, Inc.	55,075	6,507,662
TOTAL INDUSTRIALS			1,237,419,914
INFORMATION TECHNOLOGY — (34.5%)
	Accenture PLC, Class A	140,109	25,038,879
*	Adobe, Inc.	93,397	22,985,002
*	Advanced Micro Devices, Inc.	371,096	131,549,821
*	Akamai Technologies, Inc.	32,637	3,360,958
	Amphenol Corp., Class A	279,540	41,167,856
	Analog Devices, Inc.	111,155	44,713,210
	Apple, Inc.	3,340,462	906,434,364
	Applied Materials, Inc.	180,653	71,265,802
*	AppLovin Corp., Class A	61,700	27,539,795
*	Arista Networks, Inc.	235,109	40,605,675
*	Autodesk, Inc.	48,182	11,419,134
	Broadcom, Inc.	1,078,860	450,348,530
*	Cadence Design Systems, Inc.	62,048	20,450,400
	CDW Corp.	29,302	4,011,737
311

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ciena Corp.	32,067	$16,917,908
	Cisco Systems, Inc.	899,515	82,305,623
	Cognizant Technology Solutions Corp., Class A	109,071	5,769,856
*	Coherent Corp.	42,557	13,605,898
	Corning, Inc.	177,865	29,212,548
*	Crowdstrike Holdings, Inc., Class A	57,284	25,534,343
*	Datadog, Inc., Class A	75,037	9,919,141
	Dell Technologies, Inc., Class C	67,468	14,097,439
#*	EPAM Systems, Inc.	12,887	1,466,283
*	F5, Inc.	12,919	4,184,464
*	Fair Isaac Corp.	5,423	5,558,575
*	First Solar, Inc.	24,179	4,881,498
*	Fortinet, Inc.	143,990	12,139,797
#*	Gartner, Inc.	16,103	2,391,134
	Gen Digital, Inc.	125,633	2,423,461
*	GoDaddy, Inc., Class A	31,132	2,701,946
	Hewlett Packard Enterprise Co.	301,145	8,663,942
	HP, Inc.	207,275	4,323,757
*	Intel Corp.	1,068,415	100,943,849
	International Business Machines Corp.	212,757	49,142,612
	Intuit, Inc.	63,327	24,602,540
	Jabil, Inc.	23,913	8,070,398
*	Keysight Technologies, Inc.	39,128	13,691,278
	KLA Corp.	29,843	52,235,695
	Lam Research Corp.	284,241	73,294,384
#*	Lumentum Holdings, Inc.	16,207	14,623,900
	Microchip Technology, Inc.	122,704	11,400,429
	Micron Technology, Inc.	256,177	132,484,497
	Microsoft Corp.	1,689,609	688,988,758
	Monolithic Power Systems, Inc.	11,072	17,874,748
	Motorola Solutions, Inc.	37,637	16,523,772
	NetApp, Inc.	45,337	5,021,979
	NVIDIA Corp.	5,529,018	1,103,426,122
	NXP Semiconductors NV	57,085	16,759,585
*	ON Semiconductor Corp.	90,065	9,079,453
	Oracle Corp.	385,656	62,241,022
*	Palantir Technologies, Inc., Class A	519,935	72,328,158
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Palo Alto Networks, Inc.	184,111	$33,014,785
*	PTC, Inc.	26,914	3,668,378
	Qnity Electronics, Inc.	47,325	6,656,735
	QUALCOMM, Inc.	242,440	43,537,375
	Roper Technologies, Inc.	24,367	8,645,655
#	Salesforce, Inc.	213,105	37,619,426
*	Sandisk Corp.	33,621	36,865,763
	Seagate Technology Holdings PLC	49,647	33,444,205
*	ServiceNow, Inc.	237,981	21,016,102
#	Skyworks Solutions, Inc.	34,486	2,419,883
#*	Super Micro Computer, Inc.	112,891	3,093,213
*	Synopsys, Inc.	43,509	20,997,443
	TE Connectivity PLC	66,780	14,134,655
*	Teledyne Technologies, Inc.	10,645	6,875,073
	Teradyne, Inc.	35,602	12,228,219
	Texas Instruments, Inc.	206,462	58,032,339
*	Trimble, Inc.	54,423	3,663,756
*	Tyler Technologies, Inc.	9,878	3,369,781
	VeriSign, Inc.	18,865	5,068,271
	Western Digital Corp.	77,201	33,545,379
*	Workday, Inc., Class A	48,688	5,959,411
*	Zebra Technologies Corp., Class A	11,244	2,544,067
TOTAL INFORMATION TECHNOLOGY			4,916,121,869
MATERIALS — (1.9%)
	Air Products & Chemicals, Inc.	50,515	15,157,026
	Albemarle Corp.	26,568	5,225,925
#	Amcor PLC	104,473	3,974,153
	Avery Dennison Corp.	17,498	2,868,447
	Ball Corp.	60,427	3,690,881
	CF Industries Holdings, Inc.	35,264	4,379,789
	Corteva, Inc.	152,472	12,351,757
	CRH PLC (CRHCF US)	152,552	18,065,208
	Dow, Inc.	163,986	6,639,793
	DuPont de Nemours, Inc.	93,042	4,248,298
	Ecolab, Inc.	57,983	15,110,370
	Freeport-McMoRan, Inc.	327,701	18,934,564
	International Flavors & Fragrances, Inc.	58,005	4,071,951
312

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	International Paper Co.	121,149	$3,685,352
	Linde PLC	106,228	53,235,100
	LyondellBasell Industries NV, Class A	59,186	4,415,276
	Martin Marietta Materials, Inc.	13,729	8,499,212
	Mosaic Co.	72,151	1,678,954
	Newmont Corp.	248,527	27,608,864
	Nucor Corp.	52,183	11,756,308
	Packaging Corp. of America	20,370	4,347,976
	PPG Industries, Inc.	51,278	5,563,663
	Sherwin-Williams Co.	52,506	16,886,455
#	Smurfit Westrock PLC	118,031	4,531,210
	Steel Dynamics, Inc.	31,059	7,101,951
	Vulcan Materials Co.	30,168	9,102,892
TOTAL MATERIALS			273,131,375
REAL ESTATE — (1.9%)
	Alexandria Real Estate Equities, Inc.	34,852	1,411,855
	American Tower Corp.	106,646	19,485,291
	AvalonBay Communities, Inc.	32,241	5,900,103
	BXP, Inc.	33,200	1,940,872
	Camden Property Trust	23,575	2,475,846
*	CBRE Group, Inc., Class A	66,053	9,427,745
*	CoStar Group, Inc.	95,890	3,318,753
	Crown Castle, Inc.	99,413	8,825,886
	Digital Realty Trust, Inc.	73,839	14,837,209
	Equinix, Inc.	22,356	24,207,747
	Equity Residential	78,276	5,117,685
	Essex Property Trust, Inc.	14,579	3,837,339
	Extra Space Storage, Inc.	48,397	6,936,742
	Federal Realty Investment Trust	17,735	1,966,811
	Healthpeak Properties, Inc.	160,208	2,590,563
	Host Hotels & Resorts, Inc.	144,954	3,062,878
	Invitation Homes, Inc.	128,805	3,705,720
#	Iron Mountain, Inc.	67,425	8,494,876
	Kimco Realty Corp.	152,276	3,599,805
	Mid-America Apartment Communities, Inc.	26,450	3,416,811
	Prologis, Inc.	211,818	30,082,392
#	Public Storage	35,868	10,848,277
		Shares	Value†
REAL ESTATE — (Continued)
#	Realty Income Corp.	209,032	$13,428,216
	Regency Centers Corp.	37,558	2,923,890
	SBA Communications Corp.	24,033	5,316,100
	Simon Property Group, Inc.	73,809	15,035,631
	UDR, Inc.	68,902	2,503,899
	Ventas, Inc.	108,568	9,538,784
	VICI Properties, Inc.	241,646	7,056,063
	Welltower, Inc.	158,528	34,454,475
	Weyerhaeuser Co.	164,315	4,029,004
TOTAL REAL ESTATE			269,777,268
UTILITIES — (2.3%)
	AES Corp.	163,333	2,360,162
#	Alliant Energy Corp.	58,281	4,279,574
	Ameren Corp.	63,180	7,180,407
	American Electric Power Co., Inc.	122,887	16,849,037
	American Water Works Co., Inc.	44,252	5,682,842
	Atmos Energy Corp.	37,816	7,184,284
	CenterPoint Energy, Inc.	148,164	6,467,359
	CMS Energy Corp.	69,880	5,362,591
	Consolidated Edison, Inc.	81,994	9,141,511
	Constellation Energy Corp.	71,022	22,229,886
	Dominion Energy, Inc.	194,937	12,573,436
	DTE Energy Co.	47,291	7,173,572
	Duke Energy Corp.	176,927	22,920,893
	Edison International	88,129	6,124,084
#	Entergy Corp.	102,516	12,087,661
	Evergy, Inc.	52,242	4,327,727
	Eversource Energy	84,735	5,990,764
	Exelon Corp.	231,681	10,655,009
	FirstEnergy Corp.	118,284	5,620,856
	NextEra Energy, Inc.	474,083	46,403,244
	NiSource, Inc.	109,777	5,300,034
	NRG Energy, Inc.	48,545	7,552,631
#	PG&E Corp.	499,159	8,296,023
	Pinnacle West Capital Corp.	27,342	2,835,912
	PPL Corp.	168,074	6,292,691
	Public Service Enterprise Group, Inc.	114,075	9,315,364
	Sempra	148,676	14,142,061
	Southern Co.	250,806	24,252,940
	Vistra Corp.	72,255	11,404,729
	WEC Energy Group, Inc.	74,286	8,761,291
313

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Xcel Energy, Inc.	134,474	$11,154,618
TOTAL UTILITIES		329,923,193
TOTAL COMMON STOCKS		14,047,203,724

MONEY MARKET FUNDS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	40,060,352	40,060,352
TOTAL INVESTMENT SECURITIES (Cost $3,166,509,005)			14,087,264,076
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	13,365,228	$154,568,866
TOTAL INVESTMENTS — (100.0%)
(Cost $3,321,077,871)			$14,241,832,942
As of April 30, 2026, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	122	06/18/26	$41,236,220	$44,186,875	$2,950,655
Total Futures Contracts			$41,236,220	$44,186,875	$2,950,655
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,549,325,398	—	—	$1,549,325,398
Consumer Discretionary	1,402,250,427	—	—	1,402,250,427
Consumer Staples	694,288,224	$87,222	—	694,375,446
Energy	492,412,130	—	—	492,412,130
Financials	1,688,730,477	—	—	1,688,730,477
Health Care	1,193,528,954	503	$206,770	1,193,736,227
Industrials	1,237,419,914	—	—	1,237,419,914
Information Technology	4,916,121,869	—	—	4,916,121,869
Materials	273,131,375	—	—	273,131,375
Real Estate	269,777,268	—	—	269,777,268
Utilities	329,923,193	—	—	329,923,193
Securities Lending Collateral	—	154,568,866	—	154,568,866
Money Market Funds	40,060,352	—	—	40,060,352
Total Investments in Securities	$14,086,969,581	$154,656,591	$206,770˂˃	$14,241,832,942
314

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$2,950,655	—	—	$2,950,655
Total Financial Instruments	$2,950,655	—	—	$2,950,655
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
315

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $151,437,074 of securities on loan)	$14,087,264,076
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $154,568,866)	154,568,866
Segregated Cash for Futures Contracts	2,942,907
Receivables:
Dividends and Interest	5,873,053
Securities Lending Income	14,006
Fund Shares Sold	2,808,770
Futures Variation Margin	560,484
Prepaid Expenses and Other Assets	39,704
Total Assets	14,254,071,866
LIABILITIES:
Payables:
Upon Return of Securities Loaned	154,584,332
Investment Securities Purchased	785,606
Fund Shares Redeemed	4,655,006
Due to Advisor	572,401
Due to Directors'/Trustees'	231,878
Due to CCO	1,508
Accrued Expenses and Other Liabilities	367,993
Total Liabilities	161,198,724
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,092,873,142
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 294,499,659, $0.01 Par Value (1)Ж	$47.85
(1) NUMBER OF SHARES AUTHORIZED	900,000,000
Investment Securities at Cost	$3,166,509,005
NET ASSETS CONSIST OF:
Paid-In Capital	$2,926,223,816
Total Distributable Earnings (Loss)	11,166,649,326
NET ASSETS	$14,092,873,142

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
316

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
U.S. Large Company Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17,619)	$79,577,165
Dividend Income from Affiliates	1,561,253
Income from Securities Lending, Net	71,347
Total Investment Income	81,209,765
Fund Expenses
Investment Management Fees	4,006,599
Accounting Fees	158,581
S&P 500® Fees	26,081
Custodian Fees	98,694
Transfer Agent Fees
Institutional Class Shares	33,336
Shareholder Servicing Fees
Institutional Class Shares	965,821
Filing Fees
Institutional Class Shares	36,566
Shareholders' Reports
Institutional Class Shares	60,781
Directors'/Trustees' Fees & Expenses	59,508
CCO Fees	3,823
Professional Fees	85,077
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	40,389
Reflow Fees	409,066
Other	94,168
Total Fund Expenses	6,078,490
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	736,357
Net Expenses	5,342,133
Net Investment Income (Loss)	75,867,632
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	11,370,984
Affiliated Investment Companies Shares Sold	(22,158)
Futures	205,847
In-Kind Redemptions	233,917,835
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	475,977,938
Futures	2,925,972
Net Realized and Unrealized Gain (Loss)	724,376,418
Net Increase (Decrease) in Net Assets Resulting from Operations	$800,244,050
See accompanying Notes to Financial Statements.
317

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$75,867,632	$152,519,962
Net Realized Gain (Loss) on:
Investment Securities Sold	11,370,984	59,701,401
Affiliated Investment Companies Shares Sold	(22,158)	4,596
Futures	205,847	4,432,296
In-Kind Redemptions	233,917,835	978,952,269
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	475,977,938	1,302,717,253
Futures	2,925,972	181,360
Net Increase (Decrease) in Net Assets Resulting from Operations	800,244,050	2,498,509,137
Distributions:
Institutional Class Shares	(73,275,301)	(156,138,091)
Capital Share Transactions (1):
Shares Issued	969,582,729	2,216,398,605
Shares Issued in Lieu of Cash Distributions	68,209,249	145,570,243
Shares Redeemed	(1,307,929,462)	(3,308,572,391)
Net Increase (Decrease) from Capital Share Transactions	(270,137,484)	(946,603,543)
Total Increase (Decrease) in Net Assets	456,831,265	1,395,767,503
Net Assets
Beginning of Period	13,636,041,877	12,240,274,374
End of Period	$14,092,873,142	$13,636,041,877
(1) Shares Issued and Redeemed:
Shares Issued	21,453,777	54,964,766
Shares Issued in Lieu of Cash Distributions	1,554,983	3,606,550
Shares Redeemed	(28,839,525)	(81,429,391)
Net Increase (Decrease) from Shares Issued and Redeemed	(5,830,765)	(22,858,075)
See accompanying Notes to Financial Statements.
318

DIMENSIONAL INVESTMENT GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$45.40	$37.87	$28.62	$27.55	$34.56	$25.10
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.49	0.47	0.45	0.44	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	2.44	7.54	10.11	2.26	(5.21)	10.09
Total from Investment Operations	2.70	8.03	10.58	2.71	(4.77)	10.52
Less Distributions:
Net Investment Income	(0.25)	(0.49)	(0.44)	(0.42)	(0.40)	(0.43)
Net Realized Gains	—	(0.01)	(0.89)	(1.22)	(1.84)	(0.63)
Total Distributions	(0.25)	(0.50)	(1.33)	(1.64)	(2.24)	(1.06)
Net Asset Value, End of Period	$47.85	$45.40	$37.87	$28.62	$27.55	$34.56
Total Return	5.99%(B)	21.37%	37.88%	10.12%	(14.71%)	42.87%
Net Assets, End of Period (thousands)	$14,092,873	$13,636,042	$12,240,274	$9,898,734	$9,816,746	$12,307,860
Ratio of Expenses to Average Net Assets	0.08%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09%(C)	0.09%	0.10%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.14%(C)	1.21%	1.38%	1.58%	1.46%	1.39%
Portfolio Turnover Rate	1%(B)	5%	6%	3%	2%	4%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
319

DIMENSIONAL INVESTMENT GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange . These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolio and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
320

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions.
4. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolio. For the six months ended April 30, 2026, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the
321

Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Large Company Portfolio (1)	0.08%	$40,389	$736,357
(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses of a class of the Portfolio (excluding expenses incurred through investment in other investment companies) (“Portfolio
Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses of a class of the Portfolio, on an annualized basis, do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Annualized Expense
Ratio”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
U.S. Large Company Portfolio	$973,288	$1,942,705	$1,564,669	$736,357	$5,217,019

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amounts paid by the Fund to the CCO were $13,977.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows:
U.S. Large Company Portfolio	$161,423

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
U.S. Large Company Portfolio	$147,548,239	$169,652,647
There were no purchases or sales of long-term U.S. government securities.
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
322

The amounts presented below may differ from the respective amounts presented in the Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$50,435,772	$575,946,604	$471,791,352	$(22,158)	—	$154,568,866	13,365,228	$1,561,253	—
Total	$50,435,772	$575,946,604	$471,791,352	$(22,158)	—	$154,568,866		$1,561,253	—
F. Federal Income Taxes:
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2024	$145,592,685	$306,650,900	$452,243,585
2025	156,138,091	—	156,138,091

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$8,633,683	—	—	$10,431,193,633	$10,439,827,316
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.
323

During the year ended October 31, 2025, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,334,775,490	$11,071,638,043	$(150,972,333)	$10,920,665,710
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.
In accordance with GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolio’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolio.
1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
U.S. Large Company Portfolio	$34,938,545
*	Average Notional Value of futures contracts.
324

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1)
U.S. Large Company Portfolio	$2,950,655	$2,950,655

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$205,847	$205,847
	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$2,925,972	$2,925,972
(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2026.
325

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolio did not use the interfund lending program during the six months ended April 30, 2026.
I. Securities Lending:
As of April 30, 2026, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
J. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
326

K. In-Kind Redemptions:
During the six months ended April 30, 2026, the Portfolio realized net gains (losses) on in-kind redemptions as follows:
U.S. Large Company Portfolio	$233,917,835

L. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio's chief operating decision maker ("CODM"). The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio's performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
U.S. Large Company Portfolio	2	65%	0%
The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
O. ReFlow Redemption Service:
The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares
327

when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.
For the six months ended April 30, 2026 the Portfolio’s activity in the program is listed below:
	Value of Purchases	Service Fees
U.S. Large Company Portfolio	$301,425,290	$409,066
P. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
328

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (4.7%)
	AT&T, Inc.	12,459,495	$325,566,604
#*	Charter Communications, Inc., Class A	340,595	56,256,076
	Comcast Corp., Class A	6,266,892	169,456,760
	Electronic Arts, Inc.	465,430	94,189,069
	Fox Corp. (FOX US), Class B	422,883	24,112,789
#	Fox Corp. (FOXA US), Class A	1,001,658	63,595,266
*	GCI Liberty, Inc. (GLBKV US), Class C	2,991	102,442
*	GCI Liberty, Inc. (GLIBA US), Class A	3,699	128,947
*	Liberty Broadband Corp. (LBRDA US), Class A	11,811	453,897
*	Liberty Broadband Corp. (LBRDK US), Class C	14,958	575,733
#*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,111,055
#*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	233,585	20,076,631
	News Corp. (NWS US), Class B	973	29,657
	News Corp. (NWSA US), Class A	377,984	9,948,539
	Omnicom Group, Inc.	213,879	16,408,797
*	Take-Two Interactive Software, Inc.	1	214
	T-Mobile U.S., Inc.	780,597	152,606,714
	Verizon Communications, Inc.	6,885,111	330,691,881
	Walt Disney Co.	850,875	88,278,281
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Warner Bros Discovery, Inc.	1,889,415	$51,108,676
TOTAL COMMUNICATION SERVICES			1,406,698,028
CONSUMER DISCRETIONARY — (7.0%)
*	Amazon.com, Inc.	3,815,810	1,011,418,599
*	Aptiv PLC	350,163	21,100,822
	Aramark	418,174	19,106,370
#	Autoliv, Inc.	113,074	13,108,669
	BorgWarner, Inc.	158,149	9,009,749
	Carnival Corp.	3,479,561	92,243,162
*	Deckers Outdoor Corp.	64	6,541
	Dick's Sporting Goods, Inc.	73,262	16,624,613
	DR Horton, Inc.	694,388	106,838,538
*	Flutter Entertainment PLC	165,600	17,873,208
	Ford Motor Co.	13,310,339	160,788,895
	Garmin Ltd.	314,357	78,947,617
	General Motors Co.	3,735,849	287,249,430
	Gentex Corp.	245,667	5,677,364
	Genuine Parts Co.	106,335	11,402,302
#	Hyatt Hotels Corp., Class A	22,222	3,723,741
	Lennar Corp. (LEN US), Class A	300,353	27,121,876
#	Lennar Corp. (LENB US), Class B	15,338	1,355,572
*	Liberty Live Holdings, Inc., Class A	655	59,743
	LKQ Corp.	14,616	461,573
*	Lululemon Athletica, Inc.	241,698	33,281,815
#*	MGM Resorts International	333,859	13,000,470
	NIKE, Inc., Class B	869,872	38,587,522
*	NVR, Inc.	5,698	35,987,827
#	Penske Automotive Group, Inc.	65,718	11,271,951
	PulteGroup, Inc.	663,387	81,172,033
*	Rivian Automotive, Inc., Class A	5,381	88,248
	Somnigroup International, Inc.	128,300	9,732,838
*	TopBuild Corp.	2,463	1,090,370
329

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Versigent PLC	116,721	$4,081,733
TOTAL CONSUMER DISCRETIONARY			2,112,413,191
CONSUMER STAPLES — (4.0%)
	Archer-Daniels-Midland Co.	799,300	59,579,822
	Bunge Global SA	365,951	46,501,394
	Casey's General Stores, Inc.	32,557	26,766,737
	Church & Dwight Co., Inc.	375,940	36,488,736
#	Constellation Brands, Inc., Class A	460,182	72,055,298
#	Dollar General Corp.	576,534	66,808,760
*	Dollar Tree, Inc.	333,692	32,404,830
	General Mills, Inc.	1,497,880	52,890,143
	J.M. Smucker Co.	135,541	13,287,084
	Kenvue, Inc.	5,388,621	94,462,526
#	Keurig Dr. Pepper, Inc.	1,271,124	37,371,046
	Kraft Heinz Co.	1,122,309	25,431,522
	Kroger Co.	2,303,017	156,766,367
	Mondelez International, Inc., Class A	2,163,301	132,913,213
*	Performance Food Group Co.	56,257	5,094,634
	Procter & Gamble Co.	860,123	126,515,492
	Target Corp.	1,092,695	141,777,176
#	Tyson Foods, Inc., Class A	321,109	20,573,454
*	U.S. Foods Holding Corp.	453,381	42,386,590
TOTAL CONSUMER STAPLES			1,190,074,824
ENERGY — (13.6%)
	Baker Hughes Co.	3,609,986	251,507,725
	Cheniere Energy, Inc.	44,647	12,275,693
	Chevron Corp.	3,115,451	602,247,833
	ConocoPhillips	2,677,553	336,782,616
	Coterra Energy, Inc.	2,183,445	78,407,510
	Devon Energy Corp.	1,808,753	92,915,641
	Diamondback Energy, Inc.	568,654	116,932,322
	EOG Resources, Inc.	1,782,695	250,593,436
	EQT Corp.	1,051,234	63,158,139
	Expand Energy Corp.	106,751	10,904,615
	Exxon Mobil Corp.	6,171,470	952,442,965
	Halliburton Co.	890,611	37,672,845
	Kinder Morgan, Inc.	5,924,552	194,740,024
	Marathon Petroleum Corp.	683,576	169,725,085
		Shares	Value†
ENERGY — (Continued)
	Occidental Petroleum Corp.	2,852,339	$172,794,697
	ONEOK, Inc.	1,398,078	129,266,292
	Ovintiv, Inc.	9,098	559,982
	Permian Resources Corp., Class A	84,979	1,837,246
	Phillips 66	482,574	86,453,132
#	SLB Ltd.	4,746,003	269,952,651
	TechnipFMC PLC	30,371	2,295,136
	Valero Energy Corp.	369,838	93,413,682
	Williams Cos., Inc.	1,999,289	152,565,743
TOTAL ENERGY			4,079,445,010
FINANCIALS — (21.6%)
	Aflac, Inc.	1,037,658	117,950,585
	Allstate Corp.	745,273	161,918,012
	Ally Financial, Inc.	158,292	7,026,582
	American International Group, Inc.	1,298,276	97,111,045
*	Arch Capital Group Ltd.	808,566	76,377,144
	Bank of America Corp.	4,149,901	221,853,708
	Bank of New York Mellon Corp.	956,495	128,524,233
*	Berkshire Hathaway, Inc., Class B	1,096,079	519,103,014
	Blackrock, Inc.	43,496	46,349,338
*	Block, Inc.	313,700	22,118,987
	BOK Financial Corp.	6,114	817,992
	Capital One Financial Corp.	628,863	120,301,492
	Carlyle Group, Inc.	31,843	1,594,379
	Charles Schwab Corp.	402,246	36,861,823
	Chubb Ltd.	439,315	143,656,005
	Cincinnati Financial Corp.	104,874	17,157,386
	Citigroup, Inc.	1,064,045	136,176,479
	Citizens Financial Group, Inc.	645,174	41,968,569
	CME Group, Inc.	85,300	24,551,046
	Everest Group Ltd.	4,472	1,595,431
	Fidelity National Financial, Inc.	242,979	12,707,802
	Fidelity National Information Services, Inc.	1,819,611	84,666,500
	Fifth Third Bancorp	2,268,007	115,124,035
	First Citizens BancShares, Inc., Class A	13,727	27,231,897
*	Fiserv, Inc.	622,552	39,002,883
	Franklin Resources, Inc.	8,604	257,862
	Global Payments, Inc.	224,644	16,165,382
330

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Goldman Sachs Group, Inc.	409,881	$378,635,771
	Hartford Insurance Group, Inc.	975,111	133,404,936
	Huntington Bancshares, Inc.	3,956,669	66,313,773
	Intercontinental Exchange, Inc.	140,768	22,254,013
	Jefferies Financial Group, Inc.	40,953	1,974,754
	JPMorgan Chase & Co.	4,197,381	1,314,745,651
	KeyCorp	2,313,801	51,158,140
	Loews Corp.	239,787	27,002,414
	M&T Bank Corp.	336,823	73,639,613
*	Markel Group, Inc.	19,369	34,330,971
	MetLife, Inc.	1,810,663	145,034,106
	Morgan Stanley	1,352,277	257,730,473
	Nasdaq, Inc.	31,395	2,885,515
	Northern Trust Corp.	410,588	68,297,208
	Old Republic International Corp.	17,558	701,442
	PayPal Holdings, Inc.	2,871,153	143,959,611
	PNC Financial Services Group, Inc.	322,417	71,898,991
	Principal Financial Group, Inc.	1,310,318	132,224,189
	Progressive Corp.	1,200	241,536
	Prudential Financial, Inc.	785,103	77,026,455
	Raymond James Financial, Inc.	479,715	75,948,479
	Regions Financial Corp.	1,056,483	30,162,590
	Reinsurance Group of America, Inc.	32,716	6,918,125
	RenaissanceRe Holdings Ltd.	10,134	3,110,834
#*	SoFi Technologies, Inc.	46,134	742,757
	State Street Corp.	691,046	105,619,471
	Synchrony Financial	1,259,325	95,960,565
#	T. Rowe Price Group, Inc.	291,092	29,947,545
	Travelers Cos., Inc.	777,451	237,231,398
	Truist Financial Corp.	2,319,292	119,443,538
	U.S. Bancorp	2,720,680	154,153,729
	Unum Group	46,438	3,732,686
	W.R. Berkley Corp.	445,892	29,798,962
	Wells Fargo & Co.	3,973,516	326,742,221
	Willis Towers Watson PLC	71,843	18,406,177
TOTAL FINANCIALS			6,459,548,250
		Shares	Value†
HEALTH CARE — (13.1%)
#	Abbott Laboratories	1,843,429	$167,364,919
	Agilent Technologies, Inc.	465,807	53,823,999
#	Becton Dickinson & Co.	635,771	94,755,310
*	Biogen, Inc.	139,082	26,325,441
*	Boston Scientific Corp.	848,003	48,853,453
	Bristol-Myers Squibb Co.	3,238,811	196,239,558
*	Centene Corp.	243,616	13,079,743
*	Charles River Laboratories International, Inc.	2,213	369,505
	Cigna Group	581,439	168,954,545
	CVS Health Corp.	1,483,598	123,568,877
	Danaher Corp.	327,764	58,653,368
*	Edwards Lifesciences Corp.	954,526	79,702,921
	Elevance Health, Inc.	263,612	99,228,829
*	GE HealthCare Technologies, Inc.	1,316,418	80,090,871
*	Henry Schein, Inc.	90,638	6,760,688
	Humana, Inc.	212,864	50,329,564
*	Incyte Corp.	350,140	33,357,838
*	IQVIA Holdings, Inc.	306,155	48,485,767
	Johnson & Johnson	3,212,367	738,362,555
	Labcorp Holdings, Inc.	450,068	115,577,462
	Medtronic PLC	2,003,124	162,192,950
	Merck & Co., Inc.	2,258,919	246,628,776
*	Neurocrine Biosciences, Inc.	9,158	1,205,834
	Pfizer, Inc.	8,773,835	234,261,394
	Quest Diagnostics, Inc.	590,698	114,713,552
	Regeneron Pharmaceuticals, Inc.	117,321	82,952,986
#	ResMed, Inc.	138,465	29,605,202
	Revvity, Inc.	50,487	4,373,184
	STERIS PLC	216,163	46,881,431
	Stryker Corp.	99,886	31,477,075
*	Tenet Healthcare Corp.	218,471	38,695,584
	Thermo Fisher Scientific, Inc.	409,909	196,330,015
*	United Therapeutics Corp.	62,442	35,676,237
	UnitedHealth Group, Inc.	970,113	359,407,464
	Universal Health Services, Inc., Class B	87,938	14,797,327
331

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vertex Pharmaceuticals, Inc.	130,052	$55,581,624
	Viatris, Inc.	606,093	9,055,029
*	Waters Corp.	86,047	26,608,314
	West Pharmaceutical Services, Inc.	32,591	9,698,756
	Zimmer Biomet Holdings, Inc.	216,220	17,823,015
TOTAL HEALTH CARE			3,921,850,962
INDUSTRIALS — (13.9%)
*	Amentum Holdings, Inc.	4,494	117,878
	AMETEK, Inc.	536,550	126,357,525
*	Builders FirstSource, Inc.	127,971	10,121,226
	Carlisle Cos., Inc.	1,130	401,444
	Carrier Global Corp.	1,612,684	108,323,984
*	Copart, Inc.	1,258,806	41,679,067
	CSX Corp.	6,131,405	278,549,729
	Cummins, Inc.	355,400	238,476,954
#	Deere & Co.	479,670	282,942,943
	Delta Air Lines, Inc.	2,785,685	189,398,723
	Dover Corp.	312,239	70,694,032
	Emerson Electric Co.	1,134,797	159,370,891
	Equifax, Inc.	174,565	30,363,836
	FedEx Corp.	761,554	307,142,344
	Fortive Corp.	184,127	11,008,953
#	Fortune Brands Innovations, Inc.	695	28,175
	General Dynamics Corp.	472,813	162,789,516
	Howmet Aerospace, Inc.	1	243
	Hubbell, Inc.	45,598	23,171,536
	IDEX Corp.	257	55,987
	Ingersoll Rand, Inc.	466,066	37,220,031
	Jacobs Solutions, Inc.	124,929	16,167,062
	JB Hunt Transport Services, Inc.	38,684	9,730,187
	Johnson Controls International PLC	342,764	50,053,827
	L3Harris Technologies, Inc.	443,494	142,162,002
	Leidos Holdings, Inc.	444,939	66,393,798
*	MasTec, Inc.	26,730	10,532,956
	Nordson Corp.	23	6,634
	Norfolk Southern Corp.	744,527	235,143,962
	Northrop Grumman Corp.	291,481	168,907,410
	nVent Electric PLC	52,230	7,463,667
		Shares	Value†
INDUSTRIALS — (Continued)
	Old Dominion Freight Line, Inc.	45,746	$9,717,823
	Oshkosh Corp.	2,394	374,182
	Otis Worldwide Corp.	231,037	17,993,162
#	Owens Corning	113,164	13,957,648
	PACCAR, Inc.	1,407,239	167,179,993
	Parker-Hannifin Corp.	23,666	21,522,334
	Pentair PLC	542,545	43,788,807
	Regal Rexnord Corp.	1,060	227,932
	Republic Services, Inc.	353,629	73,986,259
	RTX Corp.	1,972,535	347,304,237
#	Snap-on, Inc.	278,840	106,907,256
	Southwest Airlines Co.	650,395	24,662,978
	SS&C Technologies Holdings, Inc.	537,168	37,225,742
	Stanley Black & Decker, Inc.	105,629	8,255,963
	Textron, Inc.	184,795	17,732,928
#	TransUnion	85,900	6,098,900
*	Uber Technologies, Inc.	531,538	39,658,050
*	U-Haul Holding Co. (UHAL US)	9,000	462,240
	U-Haul Holding Co. (UHAL/B US)	411,843	19,640,793
*	United Airlines Holdings, Inc.	1,151,698	103,652,820
	United Parcel Service, Inc., Class B	441,984	48,087,859
	United Rentals, Inc.	129,624	124,418,300
	Westinghouse Air Brake Technologies Corp.	395,247	106,673,213
	Xylem, Inc.	267,419	31,598,229
TOTAL INDUSTRIALS			4,155,904,170
INFORMATION TECHNOLOGY — (12.5%)
	Accenture PLC, Class A	512,890	91,658,572
*	Advanced Micro Devices, Inc.	584,270	207,117,872
*	Akamai Technologies, Inc.	57,861	5,958,526
	Amdocs Ltd.	213,875	13,831,296
	Analog Devices, Inc.	582,295	234,233,987
#	Cisco Systems, Inc.	7,834,347	716,842,750
	Cognizant Technology Solutions Corp., Class A	1,466,757	77,591,445
*	Coherent Corp.	18,963	6,062,661
	Entegris, Inc.	5,728	809,825
*	F5, Inc.	31,227	10,114,425
*	First Solar, Inc.	247,579	49,983,724
332

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Flex Ltd.	977,680	$89,506,604
#*	GLOBALFOUNDRIES, Inc.	246,437	15,919,830
	Hewlett Packard Enterprise Co.	4,307,630	123,930,515
#	HP, Inc.	317,872	6,630,810
*	Intel Corp.	2,622,218	247,747,157
	International Business Machines Corp.	99,957	23,088,068
	Intuit, Inc.	29,998	11,654,223
*	Keysight Technologies, Inc.	213,311	74,639,652
	Marvell Technology, Inc.	798,675	131,901,176
	Micron Technology, Inc.	1,457,194	753,602,449
	NXP Semiconductors NV	651,444	191,257,444
*	Okta, Inc.	31,252	2,301,710
*	ON Semiconductor Corp.	400,355	40,359,788
*	PTC, Inc.	21,074	2,872,386
	Qnity Electronics, Inc.	235,243	33,089,280
*	Qorvo, Inc.	56,258	5,300,629
	Ralliant Corp.	53,116	2,413,591
	Roper Technologies, Inc.	86,628	30,736,481
#	Salesforce, Inc.	847,641	149,634,066
*	Sandisk Corp.	36,587	40,118,011
#*	Super Micro Computer, Inc.	191,706	5,252,744
*	Synopsys, Inc.	4,640	2,239,264
	TD SYNNEX Corp.	53,561	12,221,549
	TE Connectivity PLC	1,028,868	217,770,201
*	Teledyne Technologies, Inc.	63,273	40,864,867
*	Trimble, Inc.	302,052	20,334,141
#*	Twilio, Inc., Class A	126,491	18,728,257
*	Zoom Communications, Inc.	330,897	32,146,644
TOTAL INFORMATION TECHNOLOGY			3,740,466,620
MATERIALS — (6.4%)
	Air Products & Chemicals, Inc.	454,606	136,404,530
#	Albemarle Corp.	46,686	9,183,136
#	Amcor PLC	372,611	14,174,122
	Ball Corp.	696	42,512
	CF Industries Holdings, Inc.	206,254	25,616,747
	Corteva, Inc.	789,571	63,963,147
		Shares	Value†
MATERIALS — (Continued)
	CRH PLC (CRHCF US)	1,772,048	$209,845,924
	Crown Holdings, Inc.	16,342	1,606,582
	DuPont de Nemours, Inc.	470,486	21,482,391
	Freeport-McMoRan, Inc.	4,570,064	264,058,298
	International Flavors & Fragrances, Inc.	3,699	259,670
	International Paper Co.	514,292	15,644,763
	Linde PLC	692,929	347,254,439
	Martin Marietta Materials, Inc.	140,518	86,990,478
	Newmont Corp.	1,932,138	214,641,210
	Nucor Corp.	532,923	120,062,223
#	Packaging Corp. of America	287,417	61,349,159
	PPG Industries, Inc.	628,201	68,159,808
	Reliance, Inc.	45,838	16,616,275
#	Smurfit Westrock PLC	745,261	28,610,570
	Steel Dynamics, Inc.	340,340	77,822,144
#	Vulcan Materials Co.	353,477	106,658,150
	Westlake Corp.	129,588	14,938,905
TOTAL MATERIALS			1,905,385,183
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	626,217	89,379,952
*	CoStar Group, Inc.	147,988	5,121,865
*	Jones Lang LaSalle, Inc.	36,824	11,714,819
TOTAL REAL ESTATE			106,216,636
TOTAL COMMON STOCKS			29,078,002,874

MONEY MARKET FUNDS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.600%	313,406,489	313,406,489
TOTAL INVESTMENT SECURITIES (Cost $17,979,131,108)			29,391,409,363
333

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	48,056,376	$555,771,989
TOTAL INVESTMENTS — (100.0%)
(Cost $18,534,910,140)			$29,947,181,352
As of April 30, 2026, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	654	06/18/26	$217,559,630	$236,870,625	$19,310,995
Total Futures Contracts			$217,559,630	$236,870,625	$19,310,995
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,406,698,028	—	—	$1,406,698,028
Consumer Discretionary	2,112,413,191	—	—	2,112,413,191
Consumer Staples	1,190,074,824	—	—	1,190,074,824
Energy	4,079,445,010	—	—	4,079,445,010
Financials	6,459,548,250	—	—	6,459,548,250
Health Care	3,921,850,962	—	—	3,921,850,962
Industrials	4,155,904,170	—	—	4,155,904,170
Information Technology	3,740,466,620	—	—	3,740,466,620
Materials	1,905,385,183	—	—	1,905,385,183
Real Estate	106,216,636	—	—	106,216,636
Securities Lending Collateral	—	$555,771,989	—	555,771,989
Money Market Funds	313,406,489	—	—	313,406,489
Total Investments in Securities	$29,391,409,363	$555,771,989	—	$29,947,181,352
Financial Instruments
Assets
Futures Contracts**	19,310,995	—	—	19,310,995
Total Financial Instruments	$19,310,995	—	—	$19,310,995
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
334

THE DFA INVESTMENT TRUST COMPANY
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $547,486,014 of securities on loan)	$29,391,409,363
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $555,779,032)	555,771,989
Segregated Cash for Futures Contracts	15,775,912
Receivables:
Investment Securities Sold	14,515,448
Dividends and Interest	22,803,550
Securities Lending Income	78,546
Futures Variation Margin	2,493,203
Prepaid Expenses and Other Assets	2,647
Total Assets	30,002,850,658
LIABILITIES:
Payables:
Due to Custodian	4,939,554
Upon Return of Securities Loaned	555,776,217
Investment Securities Purchased	11,715,603
Due to Advisor	2,366,092
Due to Directors'/Trustees'	455,268
Due to CCO	3,217
Accrued Expenses and Other Liabilities	347,200
Total Liabilities	575,603,151
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$29,427,247,507
Investment Securities at Cost	$17,979,131,108

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
335

THE DFA INVESTMENT TRUST COMPANY
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
The U.S. Large Cap Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $194,107)	$278,945,705
Dividend Income from Affiliates	8,409,862
Income from Securities Lending, Net	441,379
Total Investment Income	287,796,946
Expenses
Investment Management Fees	14,100,986
Accounting Fees	327,443
Custodian Fees	138,392
Shareholders' Reports	12,959
Trustees' Fees and Expenses	127,394
CCO Fees	8,019
Professional Fees	136,600
Other	163,077
Total Expenses	15,014,870
Net Expenses	15,014,870
Net Investment Income (Loss)	272,782,076
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(347,303,758)
Affiliated Investment Companies Shares Sold	(78,721)
Futures	(4,932,821)
In-Kind Redemptions	1,865,678,090
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,355,009,384
Affiliated Investment Companies Shares	(7,043)
Futures	13,816,959
Net Realized and Unrealized Gain (Loss)	3,882,182,090
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,154,964,166
See accompanying Notes to Financial Statements.
336

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$272,782,076	$606,735,081
Net Realized Gain (Loss) on:
Investment Securities Sold	(347,303,758)	(501,155,146)
Affiliated Investment Companies Shares Sold	(78,721)	81,534
Futures	(4,932,821)	61,100,189
In-Kind Redemptions	1,865,678,090	4,162,311,279
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,355,009,384	(1,720,315,700)
Affiliated Investment Companies Shares	(7,043)	—
Futures	13,816,959	9,856,637
Net Increase (Decrease) in Net Assets Resulting from Operations	4,154,964,166	2,618,613,874
Transactions in Interest:
Contributions	2,276,913,175	6,369,287,796
Withdrawals	(5,295,857,876)	(9,203,132,660)
Net Increase (Decrease) from Transactions in Interest	(3,018,944,701)	(2,833,844,864)
Total Increase (Decrease) in Net Assets	1,136,019,465	(215,230,990)
Net Assets
Beginning of Period	28,291,228,042	28,506,459,032
End of Period	$29,427,247,507	$28,291,228,042
See accompanying Notes to Financial Statements.
337

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS
	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	15.79%(B)	9.64%	30.38%	(0.78%)	(3.45%)	48.85%
Net Assets, End of Period (thousands)	$29,427,248	$28,291,228	$28,506,459	$24,647,979	$27,045,981	$29,820,643
Ratio of Expenses to Average Net Assets	0.11%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.93%(C)	2.16%	2.25%	2.38%	2.20%	1.92%
Portfolio Turnover Rate	6%(B)	8%	9%	13%	10%	10%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
338

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational series, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report and operates as a Master Fund. The remaining operational series are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange. These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Series and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
339

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method.
4. Other: Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Series. For the six months ended April 30, 2026, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
The U.S. Large Cap Value Series	0.10%

340

Fees Paid to Officers and Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2026, the total related amounts paid by the Trust to the CCO were $26,162.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows:
The U.S. Large Cap Value Series	$299,821

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
The U.S. Large Cap Value Series	$1,789,919,979	$1,680,758,490
There were no purchases or sales of long-term U.S. government securities.
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$569,977,734	$2,470,045,661	$2,484,165,642	$(78,721)	$(7,043)	$555,771,989	48,056,376	$8,409,862	—
Total	$569,977,734	$2,470,045,661	$2,484,165,642	$(78,721)	$(7,043)	$555,771,989		$8,409,862	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners. Accordingly, as a pass-through entity, the Series pays no income dividends or capital gain distributions.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$18,527,656,577	$12,123,667,963	$(712,313,324)	$11,411,354,639
341

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.
In accordance with GAAP, the Series recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Series.
1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. When the Series enters into stock index futures, it is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
The U.S. Large Cap Value Series	$198,478,691
*	Average Notional Value of futures contracts.
The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1)
The U.S. Large Cap Value Series	$19,310,995	$19,310,995

342

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(4,932,821)	$(4,932,821)
	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$13,816,959	$13,816,959
(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2026.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
343

The Series did not use the interfund lending program during the six months ended April 30, 2026.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Series pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Series under Rule 17a-7 were as follows:
Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$73,473,172	$236,971,877	$(36,601,848)
J. Securities Lending:
As of April 30, 2026, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$2,953,674

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will
344

receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the six months ended April 30, 2026, the Series realized net gains (losses) on in-kind redemptions as follows:
The U.S. Large Cap Value Series	$1,865,678,090

M. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Trust's Co-Chief Executive Officers and the Chief Financial Officer act as the Series' chief operating decision maker ("CODM"). The Series long-term strategic asset allocation is executed by its Series management team and guided by the Series investment objective and principal investment strategies, as described in the Series' registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process
345

among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Series and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ registration statement. If the Series is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Series, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Series' financial statements. Purchases and redemptions of the feeder portfolio's shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.
The Series did not use the ReFlow liquidity program during the six-months ended April 30, 2026.
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
346

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
347

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
348

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
349

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements.  Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
350

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
351

352

DFA-043026-001SD

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL
EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Global Small Company Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
World ex U.S. Value Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Dimensional Investment Group Inc.

DFA International Value Portfolio
The DFA Investment Trust Company

The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
Dimensional Emerging Markets Value Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

Table of Contents
CONTINUED
ii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CPI	Consumer Price Index
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
REIT	Real Estate Investment Trust
Investment Footnotes
†	See Note B to Financial Statements.
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
Financial Highlights
**	Calculated based on weighted average of each of the Portfolio's underlying investments.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(D)	Annualized
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero, rounded to zero, or less than $1.
SEC	Securities and Exchange Commission

1

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.7%)
U.S. Small Cap Portfolio	1,585,818	$92,469,026
INTERNATIONAL EQUITIES — (38.3%)
The Emerging Markets Small Cap Series		19,015,416
The Continental Small Company Series		15,999,010
The Japanese Small Company Series		8,611,763
The Canadian Small Company Series		5,769,871
The United Kingdom Small Company Series		4,105,800
The Asia Pacific Small Company Series		3,955,290
TOTAL INTERNATIONAL EQUITIES		57,457,150
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $100,966,364)		$149,926,176
Summary of the Portfolio’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$149,926,176	—	—	$149,926,176
Total Investments in Securities	$149,926,176	—	—	$149,926,176
See accompanying Notes to Financial Statements.
2

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (98.9%)
The Continental Small Company Series	$6,478,701,548
The Japanese Small Company Series	3,527,977,311
The Canadian Small Company Series	2,319,797,670
The United Kingdom Small Company Series	1,737,547,839
The Asia Pacific Small Company Series	1,544,729,221
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$15,608,753,589
	Shares
MONEY MARKET FUNDS — (1.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600%	175,670,168	175,670,168
TOTAL INVESTMENTS — (100.0%) (Cost $10,100,765,652)		$15,784,423,757
As of April 30, 2026, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	438	06/18/26	$147,494,596	$158,638,125	$11,143,529
Total Futures Contracts			$147,494,596	$158,638,125	$11,143,529
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$15,608,753,589	—	—	$15,608,753,589
Money Market Funds	175,670,168	—	—	175,670,168
Total Investments in Securities	$15,784,423,757	—	—	$15,784,423,757
Financial Instruments
Assets
Futures Contracts**	11,143,529	—	—	11,143,529
Total Financial Instruments	$11,143,529	—	—	$11,143,529
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
3

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Japanese Small Company Series	$205,685,494
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$205,685,494
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
4

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Asia Pacific Small Company Series	$193,940,073
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$193,940,073
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
5

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The United Kingdom Small Company Series	$23,267,193
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,267,193
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
6

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Continental Small Company Series	$120,854,887
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$120,854,887
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
7

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$340,730,097
Dimensional Emerging Markets Value Fund		207,219,800
DFA International Small Cap Value Portfolio	1,525,542	51,151,437
TOTAL INTERNATIONAL EQUITIES		599,101,334
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $389,616,600)		$599,101,334
Summary of the Portfolio’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$599,101,334	—	—	$599,101,334
Total Investments in Securities	$599,101,334	—	—	$599,101,334
See accompanying Notes to Financial Statements.
8

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$7,944,245,397
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$7,944,245,397
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
9

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Small Cap Series	$3,878,993,892
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,878,993,892
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
10

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Value Fund	$14,015,805,631
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$14,015,805,631
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
11

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	Global Small Company Portfolio	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$149,926,176	$15,608,753,589	$205,685,494	$193,940,073
Investment Securities at Value	—	175,670,168	—	—
Segregated Cash for Futures Contracts	—	10,565,519	—	—
Cash	55,963	—	—	—
Receivables:
Dividends and Interest	—	544,822	—	—
Fund Shares Sold	57,514	8,031,013	62,722	323
Futures Variation Margin	—	1,360,118	—	—
Prepaid Expenses and Other Assets	13,327	147,795	14,035	10,916
Total Assets	150,052,980	15,805,073,024	205,762,251	193,951,312
LIABILITIES:
Payables:
Fund Shares Redeemed	266,247	25,328,918	—	28,985
Due to Advisor	18,220	3,195,590	42,046	39,519
Due to Directors'/Trustees'	1,102	228,876	9,234	5,105
Due to CCO	16	1,735	23	21
Accrued Expenses and Other Liabilities	5,154	428,585	9,116	3,643
Total Liabilities	290,739	29,183,704	60,419	77,273
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$149,762,241	$15,775,889,320	$205,701,832	$193,874,039
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 7,732,528, 576,415,854, 6,554,500 and 8,629,394, respectively, $0.01 Par Value (1)Ж	$19.37	$27.37	$31.38	$22.47
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	3,000,000,000	1,000,000,000	1,000,000,000
Investments in Affiliated Investment Companies at Cost	$100,966,364	N/A	N/A	N/A
Investment Securities at Cost	N/A	$175,670,168	N/A	N/A
NET ASSETS CONSIST OF:
Paid-In Capital	$101,428,214	$10,010,465,289	$98,293,531	$208,629,151
Total Distributable Earnings (Loss)	48,334,027	5,765,424,031	107,408,301	(14,755,112)
NET ASSETS	$149,762,241	$15,775,889,320	$205,701,832	$193,874,039

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
12

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	United Kingdom Small Company Portfolio	Continental Small Company Portfolio	World ex U.S. Value Portfolio	Emerging Markets Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$23,267,193	$120,854,887	$599,101,334	$7,944,245,397
Cash	—	—	378,707	—
Receivables:
Dividends and Interest	—	—	1,545	—
Fund Shares Sold	—	7,944	258,956	6,173,337
Prepaid Expenses and Other Assets	10,970	11,918	15,219	67,428
Total Assets	23,278,163	120,874,749	599,755,761	7,950,486,162
LIABILITIES:
Payables:
Fund Shares Redeemed	2,000	44,818	21,722	5,109,635
Due to Advisor	4,763	24,455	66,314	1,189,359
Due to Directors'/Trustees'	772	3,057	3,569	109,473
Due to CCO	3	13	65	848
Accrued Expenses and Other Liabilities	2,910	15,439	828	66,964
Total Liabilities	10,448	87,782	92,498	6,476,279
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$23,267,715	$120,786,967	$599,663,263	$7,944,009,883
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 767,841, 2,999,668, 31,102,153 and 182,648,551, respectively, $0.01 Par Value (1)Ж	$30.30	$40.27	$19.28	$43.49
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,500,000,000
Investments in Affiliated Investment Companies at Cost	N/A	N/A	$389,616,600	N/A
NET ASSETS CONSIST OF:
Paid-In Capital	$21,398,510	$(15,874,159)	$401,232,841	$3,497,978,100
Total Distributable Earnings (Loss)	1,869,205	136,661,126	198,430,422	4,446,031,783
NET ASSETS	$23,267,715	$120,786,967	$599,663,263	$7,944,009,883

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
13

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	Emerging Markets Small Cap Portfolio	Emerging Markets Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,878,993,892	$14,015,805,631
Receivables:
Fund Shares Sold	2,249,279	7,656,484
Prepaid Expenses and Other Assets	19,472	66,575
Total Assets	3,881,262,643	14,023,528,690
LIABILITIES:
Payables:
Fund Shares Redeemed	6,358,598	11,023,923
Due to Advisor	1,005,222	3,157,362
Due to Directors'/Trustees'	86,640	378,263
Due to CCO	426	1,526
Accrued Expenses and Other Liabilities	95,827	66,563
Total Liabilities	7,546,713	14,627,637
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,873,715,930	$14,008,901,053
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 132,395,539 and 329,357,976, respectively, $0.01 Par Value (1)Ж	$29.26	$42.53
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$2,386,130,566	$9,338,773,920
Total Distributable Earnings (Loss)	1,487,585,364	4,670,127,133
NET ASSETS	$3,873,715,930	$14,008,901,053

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
14

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	Global Small Company Portfolio*	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $66,594, $18,541,634, $328,565 and $34,472, respectively)	$577,633	$184,570,143	$2,966,585	$2,392,717
Income from Securities Lending, Net	68,400	7,010,390	124,522	201,346
Expenses Allocated from Affiliated Investment Companies	(40,430)	(8,335,189)	(133,156)	(113,424)
Total Net Investment Income Allocated from Affiliated Investment Companies	605,603	183,245,344	2,957,951	2,480,639
Fund Investment Income
Dividend Income from Affiliates	417,226	—	—	—
Total Fund Investment Income	417,226	—	—	—
Fund Expenses
Investment Management Fees	231,086	18,534,434	405,518	331,491
Accounting Fees	1,576	26,507	1,753	1,616
Custodian Fees	162	2,420	7	7
Transfer Agent Fees
Institutional Class Shares	308	34,930	634	477
Shareholder Servicing Fees
Institutional Class Shares	8,723	788,442	20,038	16,322
Filing Fees
Institutional Class Shares	10,599	90,783	10,132	8,912
Shareholders' Reports
Institutional Class Shares	4,301	389,383	4,878	3,744
Directors'/Trustees' Fees & Expenses	529	62,599	1,075	804
CCO Fees	38	4,234	65	54
Professional Fees	428	51,261	893	642
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	1,322	—	—	—
Other	2,153	9,715	1,335	1,922
Total Fund Expenses	261,225	19,994,708	446,328	365,991
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	134,389	—	115,862	94,712
Net Expenses	126,836	19,994,708	330,466	271,279
Net Investment Income (Loss)	895,993	163,250,636	2,627,485	2,209,360
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	482,745	—	—	—
Transactions Allocated from Affiliated Investment Company	901,634 [1]	333,875,932	10,234,426	5,328,292
Futures	(10,337)	(543,786)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	11,028,477	—	—	—
Transactions Allocated from Affiliated Investment Company	4,088,904	1,220,031,200	29,728,144	4,942,992
Futures	—	7,425,798	—	—
Net Realized and Unrealized Gain (Loss)	16,491,423	1,560,789,144	39,962,570	10,271,284
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,387,416	$1,724,039,780	$42,590,055	$12,480,644
[1]Net of foreign capital gain taxes withheld of:	$24,078	$—	$—	$—

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
15

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*	World ex U.S. Value Portfolio*	Emerging Markets Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $3,649, $177,286, $672,837 and $8,120,424, respectively)	$349,261	$1,302,576	$6,976,495	$61,494,184
Income from Securities Lending, Net	3,885	54,542	196,552	3,738,183
Expenses Allocated from Affiliated Investment Companies	(13,056)	(66,920)	(436,676)	(4,787,040)
Total Net Investment Income Allocated from Affiliated Investment Companies	340,090	1,290,198	6,736,371	60,445,327
Fund Investment Income
Dividend Income from Affiliates	—	—	622,782	—
Total Fund Investment Income	—	—	622,782	—
Fund Expenses
Investment Management Fees	40,811	205,170	824,391	10,066,244
Accounting Fees	1,351	2,935	1,955	12,041
Custodian Fees	7	7	113	7
Transfer Agent Fees
Institutional Class Shares	81	328	1,049	15,543
Shareholder Servicing Fees
Institutional Class Shares	1,164	7,903	14,579	353,416
Filing Fees
Institutional Class Shares	8,321	9,508	11,719	37,608
Shareholders' Reports
Institutional Class Shares	3,408	4,677	5,813	81,266
Directors'/Trustees' Fees & Expenses	103	622	1,916	28,290
CCO Fees	7	33	148	1,974
Professional Fees	86	677	3,014	22,827
Other	1,635	2,174	3,718	9,471
Total Fund Expenses	56,974	234,034	868,415	10,628,687
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	11,660	58,620	471,639	3,471,118
Net Expenses	45,314	175,414	396,776	7,157,569
Net Investment Income (Loss)	294,776	1,114,784	6,962,377	53,287,758
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	1,439,109	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	—	—	72,617	—
Transactions Allocated from Affiliated Investment Company	(257,025)	7,223,489	3,563,001 [1]	(45,092,746)[1]
Futures	—	—	843	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	—	—	4,592,935	—
Transactions Allocated from Affiliated Investment Company	1,355,716	2,049,458	67,568,337	1,237,958,161 [2]
Net Realized and Unrealized Gain (Loss)	1,098,691	9,272,947	77,236,842	1,192,865,415
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,393,467	$10,387,731	$84,199,219	$1,246,153,173
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$86,501	$1,454,858
[2]Including foreign capital gain taxes of:	$—	$—	$—	$9,267,588

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
16

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	Emerging Markets Small Cap Portfolio*	Emerging Markets Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $4,847,593 and $14,765,700, respectively)	$31,019,151	$130,378,856
Income from Securities Lending, Net	12,053,999	11,989,544
Expenses Allocated from Affiliated Investment Companies	(4,947,937)	(9,503,117)
Total Net Investment Income Allocated from Affiliated Investment Companies	38,125,213	132,865,283
Fund Expenses
Investment Management Fees	9,890,874	24,963,479
Accounting Fees	9,324	23,597
Custodian Fees	7	7
Transfer Agent Fees
Institutional Class Shares	9,793	31,778
Shareholder Servicing Fees
Institutional Class Shares	271,425	542,227
Filing Fees
Institutional Class Shares	15,614	64,220
Shareholders' Reports
Institutional Class Shares	54,571	149,369
Directors'/Trustees' Fees & Expenses	17,056	56,193
CCO Fees	1,080	3,731
Professional Fees	14,063	45,941
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	185,208
Other	7,812	19,786
Total Fund Expenses	10,291,619	26,085,536
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	3,804,182	6,690,612
Net Expenses	6,487,437	19,394,924
Net Investment Income (Loss)	31,637,776	113,470,359
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	114,903,565 [1]	6,010,994 [1]
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	204,955,035	1,917,916,562
Net Realized and Unrealized Gain (Loss)	319,858,600	1,923,927,556
Net Increase (Decrease) in Net Assets Resulting from Operations	$351,496,376	$2,037,397,915
[1]Net of foreign capital gain taxes withheld of:	$5,475,318	$6,806,839

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
17

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	Global Small Company Portfolio#		International Small Company Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$895,993	$1,705,784	$163,250,636	$372,179,554
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	482,745	973,938	—	—
Transactions Allocated from Affiliated Investment Company	901,634	(704,565)	333,875,932	(44,897,187)
Futures	(10,337)	(77,946)	(543,786)	12,977,458
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	11,028,477	3,856,191	—	—
Transactions Allocated from Affiliated Investment Company	4,088,904	7,509,595	1,220,031,200	2,585,143,439
Futures	—	—	7,425,798	9,476,404
Net Increase (Decrease) in Net Assets Resulting from Operations	17,387,416	13,262,997	1,724,039,780	2,934,879,668
Distributions:
Institutional Class Shares	(2,026,720)	(2,532,170)	(195,275,606)	(411,505,648)
Capital Share Transactions (1):
Shares Issued	37,697,923	44,259,069	1,550,883,502	2,313,357,610
Shares Issued in Lieu of Cash Distributions	2,009,338	2,532,170	191,575,943	402,660,392
Shares Redeemed	(14,670,550)	(45,658,501)	(1,508,036,439)	(3,254,618,069)
Net Increase (Decrease) from Capital Share Transactions	25,036,711	1,132,738	234,423,006	(538,600,067)
Total Increase (Decrease) in Net Assets	40,397,407	11,863,565	1,763,187,180	1,984,773,953
Net Assets
Beginning of Period	109,364,834	97,501,269	14,012,702,140	12,027,928,187
End of Period	$149,762,241	$109,364,834	$15,775,889,320	$14,012,702,140
(1) Shares Issued and Redeemed:
Shares Issued	2,111,283	2,738,589	58,278,116	104,220,059
Shares Issued in Lieu of Cash Distributions	113,586	157,669	7,604,178	18,119,176
Shares Redeemed	(805,265)	(2,777,894)	(57,359,656)	(151,222,998)
Net Increase (Decrease) from Shares Issued and Redeemed	1,419,604	118,364	8,522,638	(28,883,763)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
18

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	Japanese Small Company Portfolio#		Asia Pacific Small Company Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,627,485	$5,673,408	$2,209,360	$5,976,297
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	10,234,426	3,732,659	5,328,292	(9,990,062)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	29,728,144	41,469,484	4,942,992	40,797,769
Net Increase (Decrease) in Net Assets Resulting from Operations	42,590,055	50,875,551	12,480,644	36,784,004
Distributions:
Institutional Class Shares	(8,580,784)	(6,630,014)	(8,812,102)	(6,445,066)
Capital Share Transactions (1):
Shares Issued	7,431,228	14,664,508	652,772	2,600,347
Shares Issued in Lieu of Cash Distributions	8,577,808	6,629,174	8,812,102	6,445,066
Shares Redeemed	(86,198,130)	(40,860,857)	(4,085,510)	(8,189,222)
Net Increase (Decrease) from Capital Share Transactions	(70,189,094)	(19,567,175)	5,379,364	856,191
Total Increase (Decrease) in Net Assets	(36,179,823)	24,678,362	9,047,906	31,195,129
Net Assets
Beginning of Period	241,881,655	217,203,293	184,826,133	153,631,004
End of Period	$205,701,832	$241,881,655	$193,874,039	$184,826,133
(1) Shares Issued and Redeemed:
Shares Issued	245,948	583,776	29,557	142,308
Shares Issued in Lieu of Cash Distributions	303,317	292,421	417,437	374,278
Shares Redeemed	(2,679,847)	(1,747,682)	(185,232)	(455,765)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,130,582)	(871,485)	261,762	60,821

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
19

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	United Kingdom Small Company Portfolio#		Continental Small Company Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$294,776	$837,545	$1,114,784	$4,107,783
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	(257,025)	(9,981)	7,223,489	6,279,296
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,355,716	1,900,432	2,049,458	(6,014,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,393,467	2,727,996	10,387,731	4,372,313
Distributions:
Institutional Class Shares	(375,277)	(915,001)	(1,061,953)	(10,345,078)
Capital Share Transactions (1):
Shares Issued	322,546	835,323	3,967,539	8,945,255
Shares Issued in Lieu of Cash Distributions	375,277	915,001	1,061,252	10,341,471
Shares Redeemed	(1,315,135)	(1,679,697)	(9,193,108)	(694,561,959)
Net Increase (Decrease) from Capital Share Transactions	(617,312)	70,627	(4,164,317)	(675,275,233)
Total Increase (Decrease) in Net Assets	400,878	1,883,622	5,161,461	(681,247,998)
Net Assets
Beginning of Period	22,866,837	20,983,215	115,625,506	796,873,504
End of Period	$23,267,715	$22,866,837	$120,786,967	$115,625,506
(1) Shares Issued and Redeemed:
Shares Issued	11,145	30,995	100,958	268,700
Shares Issued in Lieu of Cash Distributions	12,878	32,047	28,113	332,817
Shares Redeemed	(43,766)	(60,973)	(240,370)	(23,263,053)
Net Increase (Decrease) from Shares Issued and Redeemed	(19,743)	2,069	(111,299)	(22,661,536)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
20

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	World ex U.S. Value Portfolio#		Emerging Markets Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,962,377	$11,730,312	$53,287,758	$135,837,668
Capital Gain Distributions Received from Affiliated Investment Companies	1,439,109	192,753	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	—	1,007	—	—
Affiliated Investment Companies Shares Sold	72,617	325,193	—	—
Transactions Allocated from Affiliated Investment Company	3,563,001	665,195	(45,092,746)	35,257,806
Futures	843	1,126	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	4,592,935	7,895,204	—	—
Transactions Allocated from Affiliated Investment Company	67,568,337	66,026,897	1,237,958,161	1,230,249,047
Net Increase (Decrease) in Net Assets Resulting from Operations	84,199,219	86,837,687	1,246,153,173	1,401,344,521
Distributions:
Institutional Class Shares	(8,725,782)	(12,514,994)	(64,414,671)	(163,876,533)
Capital Share Transactions (1):
Shares Issued	176,436,713	71,400,268	1,106,590,595	852,849,526
Shares Issued in Lieu of Cash Distributions	8,710,666	11,980,067	61,574,921	157,339,173
Shares Redeemed	(58,212,566)	(43,075,168)	(769,881,401)	(1,176,759,058)
Net Increase (Decrease) from Capital Share Transactions	126,934,813	40,305,167	398,284,115	(166,570,359)
Total Increase (Decrease) in Net Assets	202,408,250	114,627,335	1,580,022,617	1,070,897,629
Net Assets
Beginning of Period	397,255,013	282,627,678	6,363,987,266	5,293,089,637
End of Period	$599,663,263	$397,255,013	$7,944,009,883	$6,363,987,266
(1) Shares Issued and Redeemed:
Shares Issued	9,891,138	4,868,133	28,416,062	27,429,421
Shares Issued in Lieu of Cash Distributions	508,705	810,900	1,696,635	4,900,028
Shares Redeemed	(3,265,019)	(2,989,901)	(19,623,006)	(37,890,971)
Net Increase (Decrease) from Shares Issued and Redeemed	7,134,824	2,689,132	10,489,691	(5,561,522)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
21

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	Emerging Markets Small Cap Portfolio#		Emerging Markets Value Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$31,637,776	$95,373,933	$113,470,359	$380,627,719
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	114,903,565	(177,643,118)	6,010,994	(37,879,742)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	204,955,035	631,393,033	1,917,916,562	2,110,197,125
Net Increase (Decrease) in Net Assets Resulting from Operations	351,496,376	549,123,848	2,037,397,915	2,452,945,102
Distributions:
Institutional Class Shares	(75,703,212)	(119,965,897)	(201,930,477)	(487,701,637)
Capital Share Transactions (1):
Shares Issued	146,733,083	245,642,088	785,114,306	1,383,176,993
Shares Issued in Lieu of Cash Distributions	69,542,309	110,295,608	194,433,046	468,292,761
Shares Redeemed	(527,590,619)	(691,827,802)	(1,715,682,432)	(1,919,285,099)
Net Increase (Decrease) from Capital Share Transactions	(311,315,227)	(335,890,106)	(736,135,080)	(67,815,345)
Total Increase (Decrease) in Net Assets	(35,522,063)	93,267,845	1,099,332,358	1,897,428,120
Net Assets
Beginning of Period	3,909,237,993	3,815,970,148	12,909,568,695	11,012,140,575
End of Period	$3,873,715,930	$3,909,237,993	$14,008,901,053	$12,909,568,695
(1) Shares Issued and Redeemed:
Shares Issued	5,364,935	9,998,162	19,960,530	43,448,487
Shares Issued in Lieu of Cash Distributions	2,642,449	4,357,613	5,325,027	14,141,714
Shares Redeemed	(19,308,681)	(28,811,015)	(43,636,956)	(59,317,156)
Net Increase (Decrease) from Shares Issued and Redeemed	(11,301,297)	(14,455,240)	(18,351,399)	(1,726,955)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.
22

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Global Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.32	$15.74	$12.62	$12.52	$15.52	$10.50
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.27	0.25	0.24	0.23	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	2.22	1.72	3.24	0.02	(2.68)	4.97
Total from Investment Operations	2.34	1.99	3.49	0.26	(2.45)	5.19
Less Distributions:
Net Investment Income	(0.29)	(0.29)	(0.26)	(0.16)	(0.25)	(0.17)
Net Realized Gains	—	(0.12)	(0.11)	—	(0.30)	—
Total Distributions	(0.29)	(0.41)	(0.37)	(0.16)	(0.55)	(0.17)
Net Asset Value, End of Period	$19.37	$17.32	$15.74	$12.62	$12.52	$15.52
Total Return	13.67%(B)	12.88%	28.04%	2.05%	(16.32%)	49.81%
Net Assets, End of Period (thousands)	$149,762	$109,365	$97,501	$73,599	$82,920	$99,631
Ratio of Expenses to Average Net Assets *(C)	0.42%(D)	0.42%	0.42%	0.42%	0.44%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.62%(D)	0.64%	0.65%	0.64%	0.66%	0.71%
Ratio of Net Investment Income to Average Net Assets	1.36%(D)	1.69%	1.69%	1.81%	1.66%	1.49%
Portfolio Turnover Rate **	6%(B)	8%	14%	18%	13%	14%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%(D)	0.22%	0.22%	0.22%	0.22%	0.24%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
23

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	International Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$24.67	$20.15	$16.90	$15.93	$23.29	$16.84
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.65	0.56	0.52	0.54	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	2.75	4.60	3.32	1.19	(6.44)	6.42
Total from Investment Operations	3.04	5.25	3.88	1.71	(5.90)	6.83
Less Distributions:
Net Investment Income	(0.34)	(0.73)	(0.63)	(0.53)	(0.67)	(0.38)
Net Realized Gains	—	—	—	(0.21)	(0.79)	—
Total Distributions	(0.34)	(0.73)	(0.63)	(0.74)	(1.46)	(0.38)
Net Asset Value, End of Period	$27.37	$24.67	$20.15	$16.90	$15.93	$23.29
Total Return	12.46%(B)	26.50%	23.07%	10.58%	(26.55%)	40.83%
Net Assets, End of Period (thousands)	$15,775,889	$14,012,702	$12,027,928	$10,045,487	$9,320,095	$13,465,853
Ratio of Expenses to Average Net Assets *(C)	0.38%(D)	0.39%	0.39%	0.39%	0.41%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.38%(D)	0.39%	0.39%	0.39%	0.41%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.21%(D)	2.99%	2.82%	2.89%	2.79%	1.90%
Portfolio Turnover Rate **	11%(B)	14%	17%	12%	13%	16%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
24

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Japanese Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.85	$22.73	$20.96	$18.69	$25.80	$23.39
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.62	0.52	0.49	0.48	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	4.19	5.20	2.67	2.87	(6.33)	2.51
Total from Investment Operations	4.52	5.82	3.19	3.36	(5.85)	2.95
Less Distributions:
Net Investment Income	(0.99)	(0.70)	(1.03)	(0.26)	(0.53)	(0.54)
Net Realized Gains	—	—	(0.39)	(0.83)	(0.73)	—
Total Distributions	(0.99)	(0.70)	(1.42)	(1.09)	(1.26)	(0.54)
Net Asset Value, End of Period	$31.38	$27.85	$22.73	$20.96	$18.69	$25.80
Total Return	16.61%(B)	26.32%	15.64%	18.33%	(23.79%)	12.66%
Net Assets, End of Period (thousands)	$205,702	$241,882	$217,203	$248,620	$267,551	$379,837
Ratio of Expenses to Average Net Assets (C)	0.40%(D)	0.40%	0.40%	0.40%	0.42%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.50%(D)	0.50%	0.50%	0.50%	0.52%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.27%(D)	2.56%	2.31%	2.33%	2.24%	1.69%
Portfolio Turnover Rate	12%(B)	14%	14%	9%	11%	11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
25

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$22.09	$18.49	$15.90	$17.39	$26.94	$20.13
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.70	0.59	0.73	0.84	0.75
Net Gains (Losses) on Securities (Realized and Unrealized)	1.18	3.68	2.82	(0.46)	(7.40)	6.74
Total from Investment Operations	1.44	4.38	3.41	0.27	(6.56)	7.49
Less Distributions:
Net Investment Income	(1.06)	(0.78)	(0.82)	(0.75)	(1.07)	(0.68)
Net Realized Gains	—	—	—	(1.01)	(1.92)	—
Total Distributions	(1.06)	(0.78)	(0.82)	(1.76)	(2.99)	(0.68)
Net Asset Value, End of Period	$22.47	$22.09	$18.49	$15.90	$17.39	$26.94
Total Return	6.81%(B)	24.88%	22.05%	0.37%	(26.90%)	37.81%
Net Assets, End of Period (thousands)	$193,874	$184,826	$153,631	$163,212	$230,202	$381,490
Ratio of Expenses to Average Net Assets (C)	0.41%(D)	0.41%	0.41%	0.40%	0.42%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.51%(D)	0.51%	0.51%	0.50%	0.52%	0.58%
Ratio of Net Investment Income to Average Net Assets	2.33%(D)	3.80%	3.36%	4.08%	3.95%	3.01%
Portfolio Turnover Rate	13%(B)	21%	23%	17%	19%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
26

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	United Kingdom Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$29.03	$26.71	$21.17	$19.89	$31.72	$21.35
Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	1.04	0.85	0.82	0.94	0.58
Net Gains (Losses) on Securities (Realized and Unrealized)	1.37	2.45	5.78	0.96	(11.25)	10.31
Total from Investment Operations	1.75	3.49	6.63	1.78	(10.31)	10.89
Less Distributions:
Net Investment Income	(0.48)	(1.17)	(1.09)	(0.50)	(0.97)	(0.52)
Net Realized Gains	—	—	—	—	(0.55)	—
Total Distributions	(0.48)	(1.17)	(1.09)	(0.50)	(1.52)	(0.52)
Net Asset Value, End of Period	$30.30	$29.03	$26.71	$21.17	$19.89	$31.72
Total Return	6.09%(B)	13.18%	31.58%	8.78%	(33.62%)	51.31%
Net Assets, End of Period (thousands)	$23,268	$22,867	$20,983	$18,698	$18,398	$44,133
Ratio of Expenses to Average Net Assets (C)	0.50%(D)	0.51%	0.51%	0.51%	0.56%	0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.60%(D)	0.61%	0.61%	0.61%	0.66%	0.74%
Ratio of Net Investment Income to Average Net Assets	2.53%(D)	3.84%	3.28%	3.50%	3.62%	1.88%
Portfolio Turnover Rate	7%(B)	19%	20%	9%	14%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
27

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Continental Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$37.17	$30.92	$25.68	$23.75	$35.27	$23.82
Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.73	0.86	0.81	0.76	0.57
Net Gains (Losses) on Securities (Realized and Unrealized)	3.08	7.09	5.22	1.96	(10.80)	11.45
Total from Investment Operations	3.45	7.82	6.08	2.77	(10.04)	12.02
Less Distributions:
Net Investment Income	(0.35)	(1.57)	(0.84)	(0.84)	(0.80)	(0.57)
Net Realized Gains	—	—	—	—	(0.68)	—
Total Distributions	(0.35)	(1.57)	(0.84)	(0.84)	(1.48)	(0.57)
Net Asset Value, End of Period	$40.27	$37.17	$30.92	$25.68	$23.75	$35.27
Total Return	9.33%(B)	26.02%	23.74%	11.43%	(29.26%)	50.70%
Net Assets, End of Period (thousands)	$120,787	$115,626	$796,874	$657,020	$616,323	$867,759
Ratio of Expenses to Average Net Assets (C)	0.41%(D)	0.42%	0.40%	0.39%	0.42%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.51%(D)	0.52%	0.50%	0.49%	0.52%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.91%(D)	2.29%	2.82%	2.88%	2.61%	1.76%
Portfolio Turnover Rate	10%(B)	10%	16%	11%	11%	17%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
28

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$16.57	$13.28	$11.34	$10.14	$12.67	$8.99
Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.52	0.47	0.48	0.47	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	2.78	3.33	2.04	1.20	(2.49)	3.66
Total from Investment Operations	3.02	3.85	2.51	1.68	(2.02)	4.04
Less Distributions:
Net Investment Income	(0.31)	(0.56)	(0.57)	(0.48)	(0.51)	(0.36)
Total Distributions	(0.31)	(0.56)	(0.57)	(0.48)	(0.51)	(0.36)
Net Asset Value, End of Period	$19.28	$16.57	$13.28	$11.34	$10.14	$12.67
Total Return	18.46%(B)	29.56%	22.36%	16.53%	(16.23%)	45.23%
Net Assets, End of Period (thousands)	$599,663	$397,255	$282,628	$241,685	$194,259	$308,666
Ratio of Expenses to Average Net Assets *(C)	0.36%(D)	0.37%	0.38%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(C)	0.54%(D)	0.56%	0.57%	0.55%	0.59%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.70%(D)	3.62%	3.65%	4.08%	4.02%	3.14%
Portfolio Turnover Rate **	3%(B)	12%	13%	13%	15%	11%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%(D)	0.19%	0.19%	0.19%	0.19%	0.20%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
29

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Emerging Markets Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$36.97	$29.78	$24.94	$22.78	$33.05	$27.64
Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.77	0.73	0.82	0.88	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	6.59	7.36	5.06	2.17	(9.07)	5.32
Total from Investment Operations	6.89	8.13	5.79	2.99	(8.19)	6.06
Less Distributions:
Net Investment Income	(0.37)	(0.94)	(0.95)	(0.77)	(0.91)	(0.65)
Net Realized Gains	—	—	—	(0.06)	(1.17)	—
Total Distributions	(0.37)	(0.94)	(0.95)	(0.83)	(2.08)	(0.65)
Net Asset Value, End of Period	$43.49	$36.97	$29.78	$24.94	$22.78	$33.05
Total Return	18.83%(B)	27.82%	23.41%	13.02%	(25.94%)	21.91%
Net Assets, End of Period (thousands)	$7,944,010	$6,363,987	$5,293,090	$4,327,065	$3,938,781	$6,225,187
Ratio of Expenses to Average Net Assets (C)	0.34%(D)	0.36%	0.36%	0.35%	0.36%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.44%(D)	0.46%	0.46%	0.45%	0.46%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.54%(D)	2.48%	2.54%	3.11%	3.05%	2.19%
Portfolio Turnover Rate	6%(B)	10%	15%	14%	10%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
30

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.20	$24.13	$20.69	$18.76	$26.03	$19.67
Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.63	0.56	0.55	0.59	0.52
Net Gains (Losses) on Securities (Realized and Unrealized)	2.36	3.25	3.64	2.28	(6.16)	6.41
Total from Investment Operations	2.59	3.88	4.20	2.83	(5.57)	6.93
Less Distributions:
Net Investment Income	(0.53)	(0.81)	(0.76)	(0.49)	(1.00)	(0.57)
Net Realized Gains	—	—	—	(0.41)	(0.70)	—
Total Distributions	(0.53)	(0.81)	(0.76)	(0.90)	(1.70)	(0.57)
Net Asset Value, End of Period	$29.26	$27.20	$24.13	$20.69	$18.76	$26.03
Total Return	9.75%(B)	16.36%	20.44%	15.09%	(22.57%)	35.51%
Net Assets, End of Period (thousands)	$3,873,716	$3,909,238	$3,815,970	$3,804,119	$3,511,909	$5,115,924
Ratio of Expenses to Average Net Assets (C)	0.60%(D)	0.60%	0.61%	0.59%	0.59%	0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.80%(D)	0.80%	0.81%	0.79%	0.79%	0.83%
Ratio of Net Investment Income to Average Net Assets	1.66%(D)	2.61%	2.40%	2.59%	2.57%	2.10%
Portfolio Turnover Rate	5%(B)	11%	13%	19%	12%	16%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
31

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Emerging Markets Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$37.13	$31.51	$26.79	$24.08	$31.48	$23.93
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	1.09	1.02	1.12	1.32	0.90
Net Gains (Losses) on Securities (Realized and Unrealized)	5.66	5.93	5.12	2.68	(7.34)	7.50
Total from Investment Operations	5.99	7.02	6.14	3.80	(6.02)	8.40
Less Distributions:
Net Investment Income	(0.59)	(1.40)	(1.42)	(1.09)	(1.39)	(0.85)
Total Distributions	(0.59)	(1.40)	(1.42)	(1.09)	(1.39)	(0.85)
Net Asset Value, End of Period	$42.53	$37.13	$31.51	$26.79	$24.08	$31.48
Total Return	16.40%(B)	22.89%	23.14%	15.71%	(19.51%)	35.24%
Net Assets, End of Period (thousands)	$14,008,901	$12,909,569	$11,012,141	$9,936,834	$9,600,125	$13,258,001
Ratio of Expenses to Average Net Assets (C)	0.44%(D)	0.44%	0.45%	0.44%	0.45%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) (C)	0.54%(D)	0.55%	0.55%	0.54%	0.55%	0.59%
Ratio of Net Investment Income to Average Net Assets	1.73%(D)	3.34%	3.34%	4.03%	4.49%	2.92%
Portfolio Turnover Rate	2%(B)	11%	13%	12%	14%	14%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
32

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, of which ten (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
Of the Portfolios, seven invest all of their assets in a corresponding series (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”)(each such series within DFAITC and DEM, a “Master Fund”). Three of the Portfolios generally allocate their assets among other funds (each such underlying fund, an "Underlying Fund") managed by Dimensional Fund Advisors LP (the “Advisor”) (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Underlying Funds within DFAITC. The Global Small Company Portfolio invests in six Underlying Funds within DFAITC and one Underlying Fund within the Fund. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM.
As of April 30, 2026, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below.
Feeder Funds	Master Funds	Percentage Ownership 04/30/26
Japanese Small Company Portfolio	The Japanese Small Company Series	5%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	11%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	1%
Continental Small Company Portfolio	The Continental Small Company Series	2%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%
Funds Of Funds	Underlying Funds	Percentage Ownership April 30, 2026
International Small Company Portfolio	The Continental Small Company Series	98%
	The Japanese Small Company Series	94%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	89%
	The Canadian Small Company Series	99%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
33

Funds Of Funds	Underlying Funds	Percentage Ownership April 30, 2026
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—
To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. Each Feeder Fund and Fund of Funds also invests in money market funds and futures. In addition, each Fund of Funds may engage in forward currency contracts.
The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These valuations are generally categorized as Level 2 in the hierarchy.
34

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. OTC derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Underlying Fund(s). These valuations are classified as Level 1 in the hierarchy. The notes to the Series' financial statements included elsewhere in this report provide information about the Series' valuation policy and their period-end security valuations.
A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.
The Portfolios may be subject to taxes imposed by countries in which with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital
35

gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio and World ex U.S. Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
4. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets. Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor and Administrator:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
World ex U.S. Value Portfolio	0.32%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Fund of Funds and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.
36

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Global Small Company Portfolio (1)	0.42%	—	$1,322	$134,389
International Small Company Portfolio (2)	0.45%	—	—	—
Japanese Small Company Portfolio (3)	0.42%	0.35%	—	115,862
Asia Pacific Small Company Portfolio (3)	0.42%	0.35%	—	94,712
United Kingdom Small Company Portfolio (3)	0.42%	0.35%	—	11,660
Continental Small Company Portfolio (3)	0.42%	0.35%	—	58,620
World ex U.S. Value Portfolio (4)	0.60%	0.32%	—	471,639
Emerging Markets Portfolio (5)	0.49%	0.29%	—	3,471,118
Emerging Markets Small Cap Portfolio (6)	—	0.52%	—	3,804,182
Emerging Markets Value Portfolio (6)	0.44%	0.38%	185,208	6,690,612
(1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and The DFA Short Term Investment Fund (the “Short Term Series”), but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio
Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis
(the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis
(the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the
Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset
(the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses of a class of the Portfolio
(including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”)
to the rate listed above as a percentage of the average net assets of such class of the Portfolio on an annualized basis (the “Expense Limitation
Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(5) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis
(the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense
Limitation Amount”).

(6) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to the rate listed above as a percentage of the average net assets of a class of a
Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other expenses of the class of the Emerging Markets Value Portfolio
(including expenses incurred through its investment in other investment companies managed by the Advisor, except for the expenses that the
Portfolio incurs indirectly through investments of securities lending cash collateral in Short Term Series and unaffiliated money market funds)
("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to February 28, 2025, the
Emerging Markets Value Portfolio only had a Permanent Fee Waiver.

37

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
Global Small Company Portfolio	$95,441	$206,382	$222,704	$134,389	$658,916
United Kingdom Small Company Portfolio	—	288	—	—	288
World ex U.S. Value Portfolio	237,143	504,922	597,822	471,639	1,811,526
Emerging Markets Value Portfolio	—	—	398,167	121,275	519,442

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
Global Small Company Portfolio	$523
International Small Company Portfolio	159,045
Japanese Small Company Portfolio	7,983
Asia Pacific Small Company Portfolio	4,220
United Kingdom Small Company Portfolio	651
Continental Small Company Portfolio	2,043
World ex U.S. Value Portfolio	1,683
Emerging Markets Portfolio	78,538
Emerging Markets Small Cap Portfolio	66,383
Emerging Markets Value Portfolio	314,471

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
Global Small Company Portfolio	$21,402,266	$8,810,132
World ex U.S. Value Portfolio	16,317,865	5,749,418
There were no purchases or sales of long-term U.S. government securities.
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
38

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Global Small Company Portfolio
U.S. Small Cap Portfolio	$68,365,683	$21,402,266	$8,810,132	$482,732	$11,028,477	$92,469,026	1,585,818	$417,226	—
Total	$68,365,683	$21,402,266	$8,810,132	$482,732	$11,028,477	$92,469,026		$417,226	—
World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$35,917,437	$16,317,866	$5,749,418	$72,617	$4,592,935	$51,151,437	1,525,542	$622,782	$1,439,109
Total	$35,917,437	$16,317,866	$5,749,418	$72,617	$4,592,935	$51,151,437		$622,782	$1,439,109
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a  result of realized gains on securities considered to be passive foreign investment companies, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Small Company Portfolio
2024	$1,592,060	$645,490	$2,237,550
2025	1,800,015	732,155	2,532,170
International Small Company Portfolio
2024	379,832,025	—	379,832,025
2025	411,505,648	—	411,505,648
Japanese Small Company Portfolio
2024	10,316,752	2,791,371	13,108,123
2025	6,630,014	—	6,630,014
39

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Asia Pacific Small Company Portfolio
2024	$8,400,013	—	$8,400,013
2025	6,445,066	—	6,445,066
United Kingdom Small Company Portfolio
2024	905,002	—	905,002
2025	915,001	—	915,001
Continental Small Company Portfolio
2024	21,345,064	—	21,345,064
2025	10,345,078	—	10,345,078
World ex U.S. Value Portfolio
2024	11,908,887	—	11,908,887
2025	12,514,994	—	12,514,994
Emerging Markets Portfolio
2024	166,181,987	—	166,181,987
2025	163,876,533	—	163,876,533
Emerging Markets Small Cap Portfolio
2024	129,086,495	—	129,086,495
2025	119,965,897	—	119,965,897
Emerging Markets Value Portfolio
2024	498,902,887	—	498,902,887
2025	487,701,637	—	487,701,637

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Global Small Company Portfolio	$1,724,697	—	—	$31,251,094	$32,975,791
International Small Company Portfolio	147,964,406	—	$(129,145,476)	4,218,054,904	4,236,873,834
Japanese Small Company Portfolio	7,974,454	—	(145,623)	65,584,978	73,413,809
Asia Pacific Small Company Portfolio	7,769,246	—	(50,688,001)	24,500,035	(18,418,720)
United Kingdom Small Company Portfolio	253,572	—	(3,545,343)	4,143,872	852,101
Continental Small Company Portfolio	911,364	—	(5,651,784)	132,068,733	127,328,313
World ex U.S. Value Portfolio	5,434,230	—	(12,140,454)	129,663,056	122,956,832
Emerging Markets Portfolio	36,117,420	—	(155,190,588)	3,382,599,800	3,263,526,632
Emerging Markets Small Cap Portfolio	59,647,143	—	(278,201,306)	1,430,452,817	1,211,898,654
40

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Value Portfolio	$147,517,372	—	$(1,200,398,765)	$3,888,104,104	$2,835,222,711
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
International Small Company Portfolio	$129,145,476
Japanese Small Company Portfolio	145,623
Asia Pacific Small Company Portfolio	50,688,001
United Kingdom Small Company Portfolio	3,545,343
Continental Small Company Portfolio	5,651,784
World ex U.S. Value Portfolio	12,140,454
Emerging Markets Portfolio	155,190,588
Emerging Markets Small Cap Portfolio	278,201,306
Emerging Markets Value Portfolio	1,200,398,765
During the year ended October 31, 2025, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
Japanese Small Company Portfolio	$2,536,140
Continental Small Company Portfolio	5,325,138
Emerging Markets Portfolio	39,483,870

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Small Company Portfolio	$103,384,970	$48,582,343	—	$48,582,343
International Small Company Portfolio	10,404,771,139	5,675,954,582	—	5,675,954,582
Japanese Small Company Portfolio	104,642,687	120,522,919	—	120,522,919
Asia Pacific Small Company Portfolio	152,608,910	52,252,156	—	52,252,156
United Kingdom Small Company Portfolio	18,009,542	6,781,783	—	6,781,783
Continental Small Company Portfolio	10,795,060	123,317,932	—	123,317,932
World ex U.S. Value Portfolio	398,341,395	207,201,594	—	207,201,594
Emerging Markets Portfolio	3,130,164,882	4,966,381,887	—	4,966,381,887
Emerging Markets Small Cap Portfolio	2,127,410,829	1,961,053,114	—	1,961,053,114
Emerging Markets Value Portfolio	8,248,324,668	6,258,767,518	—	6,258,767,518
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The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios either directly or indirectly (through their investments in corresponding Master/Underlying Funds), may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio's Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom's (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios' investments.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
International Small Company Portfolio	$138,596,136
*	Average Notional Value of futures contracts.
The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts
International Small Company Portfolio	$11,143,529	$11,143,529

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Global Small Company Portfolio	$(10,337)	$(10,337)
International Small Company Portfolio	(543,786)	(543,786)
World ex U.S. Value Portfolio	843	843
(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (1)
International Small Company Portfolio	$7,425,798	$7,425,798
(1)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment
43

limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the following Portfolios under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
Global Small Company Portfolio	4.46%	$329,300	18	$754	$3,853,700	—
World ex U.S. Value Portfolio	4.43%	820,579	19	1,903	2,458,000	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
I. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
J. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker ("CODM"). Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
K. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The
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ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
L. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Global Small Company Portfolio	3	77%	0%
International Small Company Portfolio	3	78%	0%
Japanese Small Company Portfolio	4	85%	0%
Asia Pacific Small Company Portfolio	2	92%	0%
United Kingdom Small Company Portfolio	4	96%	0%
Continental Small Company Portfolio	3	91%	0%
World ex U.S. Value Portfolio	4	71%	0%
Emerging Markets Portfolio	2	63%	0%
Emerging Markets Small Cap Portfolio	4	73%	0%
Emerging Markets Value Portfolio	3	54%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
M. ReFlow Redemption Service
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC(“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days,determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate(which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolios’ Prospectus. If the Portfolio is part of a “master-feeder” structure, then the“feeder” Portfolio does not generally buy individual securities directly. Instead, the
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feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure,ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.
The Portfolios did not use the Reflow liquidity program during the six months ended April 30, 2026.
N. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$14,042,694,955
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$14,042,694,955
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.
47

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$14,042,694,955
Receivables:
Fund Shares Sold	12,588,311
Prepaid Expenses and Other Assets	71,557
Total Assets	14,055,354,823
LIABILITIES:
Payables:
Fund Shares Redeemed	43,679,787
Due to Advisor	528,628
Due to Directors'/Trustees'	210,666
Due to CCO	1,536
Accrued Expenses and Other Liabilities	174,282
Total Liabilities	44,594,899
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,010,759,924
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 441,643,287, $0.01 Par Value (1)Ж	$31.72
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$8,051,520,279
Total Distributable Earnings (Loss)	5,959,239,645
NET ASSETS	$14,010,759,924

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.
48

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
DFA International Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $19,931,630)	$218,857,938
Income from Securities Lending, Net	1,598,433
Expenses Allocated from Affiliated Investment Companies	(13,393,866)
Total Net Investment Income Allocated from Affiliated Investment Companies	207,062,505
Fund Expenses
Investment Management Fees	15,948,489
Accounting Fees	20,206
Custodian Fees	7
Transfer Agent Fees
Institutional Class Shares	29,271
Shareholder Servicing Fees
Institutional Class Shares	694,729
Filing Fees
Institutional Class Shares	50,233
Shareholders' Reports
Institutional Class Shares	166,315
Directors'/Trustees' Fees & Expenses	52,348
CCO Fees	3,661
Professional Fees	45,122
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	57,234
Reflow Fees	327,293
Other	4,530
Total Fund Expenses	17,399,438
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	12,930,996
Net Expenses	4,468,442
Net Investment Income (Loss)	202,594,063
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	264,903,173
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,823,358,087
Net Realized and Unrealized Gain (Loss)	2,088,261,260
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,290,855,323
See accompanying Notes to Financial Statements.
49

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	DFA International Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income Allocated from Affiliated Investment Company	$202,594,063	$374,964,053
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	264,903,173	134,859,974
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,823,358,087	2,334,150,953
Net Increase (Decrease) in Net Assets Resulting from Operations	2,290,855,323	2,843,974,980
Distributions:
Institutional Class Shares	(260,981,534)	(357,521,425)
Capital Share Transactions (1):
Shares Issued	1,769,840,029	2,274,437,985
Shares Issued in Lieu of Cash Distributions	254,984,805	349,963,278
Shares Redeemed	(1,701,097,464)	(2,268,911,729)
Net Increase (Decrease) from Capital Share Transactions	323,727,370	355,489,534
Total Increase (Decrease) in Net Assets	2,353,601,159	2,841,943,089
Net Assets
Beginning of Period	11,657,158,765	8,815,215,676
End of Period	$14,010,759,924	$11,657,158,765
(1) Shares Issued and Redeemed:
Shares Issued	59,121,968	96,180,646
Shares Issued in Lieu of Cash Distributions	8,975,432	14,473,172
Shares Redeemed	(57,282,508)	(95,207,369)
Net Increase (Decrease) from Shares Issued and Redeemed	10,814,892	15,446,449
See accompanying Notes to Financial Statements.
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51

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	DFA International Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.06	$21.22	$18.17	$16.19	$19.80	$13.54
Income from Investment Operations (A)
Net Investment Income (Loss)	0.47	0.88	0.78	0.80	0.79	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	4.80	5.80	3.17	1.96	(3.49)	6.23
Total from Investment Operations	5.27	6.68	3.95	2.76	(2.70)	6.85
Less Distributions:
Net Investment Income	(0.61)	(0.84)	(0.90)	(0.78)	(0.87)	(0.59)
Net Realized Gains	—	—	—	—	(0.04)	—
Total Distributions	(0.61)	(0.84)	(0.90)	(0.78)	(0.91)	(0.59)
Net Asset Value, End of Period	$31.72	$27.06	$21.22	$18.17	$16.19	$19.80
Total Return	19.74%(B)	32.03%	21.92%	16.93%	(13.90%)	50.90%
Net Assets, End of Period (thousands)	$14,010,760	$11,657,159	$8,815,216	$8,238,127	$7,492,497	$8,312,480
Ratio of Expenses to Average Net Assets (C)	0.28%(D)	0.28%	0.29%	0.29%	0.30%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.48%(D)	0.48%	0.49%	0.49%	0.50%	0.56%
Ratio of Net Investment Income to Average Net Assets	3.18%(D)	3.73%	3.75%	4.27%	4.30%	3.36%
Portfolio Turnover Rate	3%(B)	13%	13%	13%	15%	9%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
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NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2026, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors (the "Board") of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i)the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions.
4. Other: Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolio. For the six months ended April 30, 2026, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. In addition to the permanent fee waiver, the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement, with respect to the total management fees paid to the Advisor, will remain in effect permanently, unless terminated by the Portfolio's Board of Directors. The remaining portion of the Fee Waiver Agreement will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolio had an expense limit and total management fee limit based on a percentage of its average net assets on an annualized basis, as reflected below. The recovered previously waived
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fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below.
Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA International Value Portfolio (1)	0.28%	0.25%	$57,234	$12,930,996
(1) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Short Term Series"), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee
Waiver, effective February 28, 2025, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies managed by the Advisor, except for the expenses that the Portfolio incurs indirectly through investments of securities lending cash collateral in Short Term
Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the
Portfolio to the rate listed above as a percentage of the average net assets of each class of the Portfolio on an annualized basis (the “Expense
Limitation Amount”). Prior to February 28, 2025,  the Advisor had contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the Expense Limitation Amount. At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense
Limitation Amount/Total Management Fee Limit listed above for the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation
Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the
Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
DFA International Value Portfolio	$—	$—	$282,847	$170,958	$453,805

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amounts paid by the Fund to the CCO were $13,977.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows:
DFA International Value Portfolio	$153,852

E. Federal Income Taxes:
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
55

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio
2024	$390,124,735	—	$390,124,735
2025	357,521,425	—	357,521,425

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$183,885,241	—	$(58,659,521)	$3,804,327,741	$3,929,553,461
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
DFA International Value Portfolio	$58,659,521
During the year ended October 31, 2025, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
DFA International Value Portfolio	$23,502,107

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,438,517,017	$5,841,939,237	—	$5,841,939,237
56

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
F. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
G. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio's chief operating decision maker ("CODM"). The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
H. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
I. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio's performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA International Value Portfolio	2	55%	0%
57

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
J. ReFlow Redemption Service:
The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.
During the six months ended April 30, 2026, the Portfolio’s activity in the program was as follows:
	Value of Purchases	Service Fees
DFA International Value Portfolio	$233,780,730	$327,293
K. Subsequent Event Evaluations:
Management has evaluated the impact of all  subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
58

The DFA International Value Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (5.7%)
	Ampol Ltd.	12,146	$307,544
	Ansell Ltd.	19,794	379,714
	ANZ Group Holdings Ltd.	3,810,693	101,217,760
	Aurizon Holdings Ltd.	4,424,711	13,367,136
#	Bendigo & Adelaide Bank Ltd.	701,615	5,423,554
	BlueScope Steel Ltd.	2,726,750	59,276,758
	Challenger Ltd.	916,935	5,707,161
	Cleanaway Waste Management Ltd.	1,393,839	2,236,116
	Dyno Nobel Ltd.	4,245,410	10,080,723
#	Endeavour Group Ltd.	2,291,375	5,547,419
	Evolution Mining Ltd.	4,645,105	41,068,041
	Fortescue Ltd.	2,565,821	36,981,356
	Harvey Norman Holdings Ltd.	2,588,440	8,460,013
	National Australia Bank Ltd.	4,342,063	125,606,004
#*	NEXTDC Ltd.	47,679	494,905
	Northern Star Resources Ltd.	1,216,186	18,641,979
	Orica Ltd.	1,865,299	28,450,504
	Origin Energy Ltd.	3,452,895	30,192,487
	Perseus Mining Ltd.	1,416,439	5,676,645
	QBE Insurance Group Ltd.	2,720,692	44,069,401
	Ramelius Resources Ltd.	61,406	152,408
#	Ramsay Health Care Ltd.	32,901	930,671
	Rio Tinto Ltd.	776,129	95,067,695
*	Sandfire Resources Ltd.	298,378	3,604,884
	Santos Ltd.	11,721,917	67,534,567
	Sonic Healthcare Ltd.	1,254,341	17,947,894
	South32 Ltd. (S32 AU)	9,713,908	28,787,621
	Suncorp Group Ltd.	2,725,857	33,921,590
	TPG Telecom Ltd.	459,315	1,389,232
	Westpac Banking Corp.	5,237,352	146,523,635
	Whitehaven Coal Ltd.	3,326,578	20,327,486
	Woodside Energy Group Ltd. (WDS AU)	3,368,775	80,539,459
	Worley Ltd.	893,658	7,655,273
#	Yancoal Australia Ltd.	1,435,160	7,896,665
TOTAL AUSTRALIA			1,055,464,300
		Shares	Value»
AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	$15,306,016
	OMV AG	240,384	16,968,728
TOTAL AUSTRIA			32,274,744
BELGIUM — (0.9%)
	Ageas SA	487,329	38,189,357
	Anheuser-Busch InBev SA (ABI BB)	777,993	58,786,375
	CMB Tech NV	105,575	1,456,220
	KBC Group NV	432,489	57,563,387
	Syensqo SA	5,489	364,136
TOTAL BELGIUM			156,359,475
CANADA — (12.1%)
	Agnico Eagle Mines Ltd. (AEM US)	5	941
	AltaGas Ltd.	450,341	16,878,463
	ARC Resources Ltd.	695,586	16,499,268
	Bank of Montreal (BMO CN)	1,808	275,310
#	Bank of Montreal (BMO US)	1,308,032	198,951,667
	Bank of Nova Scotia (BNS CN)	503,391	39,163,957
#	Bank of Nova Scotia (BNS US)	1,310,049	101,921,812
	Barrick Mining Corp. (B US)	6,171,672	242,793,576
	BCE, Inc. (BCE US)	52,487	1,248,141
	Brookfield Wealth Solutions Ltd.	5,631	254,127
#	Canadian Imperial Bank of Commerce (CM CN)	842,271	93,983,889
#	Canadian Imperial Bank of Commerce (CM US)	412,141	45,928,993
	Canadian Pacific Kansas City Ltd. (CP CN)	41,072	3,572,162
	Canadian Pacific Kansas City Ltd. (CP US)	289,300	25,157,528
#	Canadian Tire Corp. Ltd., Class A	45,387	6,312,113
	Cenovus Energy, Inc. (CVE CN)	201,738	5,902,064
59

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE US)	3,678,868	$107,570,100
	Equinox Gold Corp. (EQX CN)	179,100	2,502,535
#	Equinox Gold Corp. (EQX US)	141,636	1,977,239
	Fairfax Financial Holdings Ltd.	60,366	104,465,377
*	First Quantum Minerals Ltd.	1,335,542	32,701,528
	iA Financial Corp., Inc.	326,753	42,053,196
	IGM Financial, Inc.	94,256	5,254,910
#	Imperial Oil Ltd. (IMO US)	509	68,216
#*	Ivanhoe Mines Ltd., Class A	33,448	270,864
	Kinross Gold Corp. (K CN)	1,579,614	47,852,995
	Kinross Gold Corp. (KGC US)	62	1,875
#	Lundin Mining Corp.	1,494,240	38,347,411
	Magna International, Inc. (MGA US)	547,938	34,887,212
	Manulife Financial Corp. (MFC CN)	450,447	17,711,469
	Manulife Financial Corp. (MFC US)	2,517,875	98,927,309
	Nutrien Ltd. (NTR US)	1,766,865	134,281,725
	Pan American Silver Corp. (PAAS US)	385,484	20,156,958
	Pembina Pipeline Corp. (PBA US)	423,296	19,691,730
#	Pembina Pipeline Corp. (PPL CN)	68,815	3,203,278
	Rogers Communications, Inc. (RCI US), Class B	345,858	12,599,607
	Rogers Communications, Inc. (RCIB CN), Class B	18,717	681,382
	Saputo, Inc.	34	1,030
	Sun Life Financial, Inc. (SLF CN)	33,100	2,384,877
	Suncor Energy, Inc. (SU CN)	840,913	57,623,018
	Suncor Energy, Inc. (SU US)	2,343,254	160,419,169
	Teck Resources Ltd. (TECK US), Class B	1,715,498	100,236,548
		Shares	Value»
CANADA — (Continued)
	Teck Resources Ltd. (TECKB CN), Class B	83	$4,846
	Toronto-Dominion Bank (TD CN)	196,240	21,140,206
#	Toronto-Dominion Bank (TD US)	2,264,467	243,883,096
#	Tourmaline Oil Corp.	1,579,482	76,511,882
	West Fraser Timber Co. Ltd. (WFG CN)	8,500	538,153
	Whitecap Resources, Inc. WCP CN	2,646,077	31,226,572
TOTAL CANADA			2,218,020,324
DENMARK — (1.8%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	6,529	15,353,670
#	AP Moller - Maersk AS (MAERSKB DC), Class B	9,401	22,320,058
	Carlsberg AS, Class B	291,587	39,506,542
	Danske Bank AS	945,349	48,598,959
#*	Demant AS	56,585	1,794,512
#	DSV AS	390,713	96,091,877
*	Genmab AS (GMAB DC)	69,908	18,509,992
#	Jyske Bank AS	3,144	437,689
#	Novonesis Novozymes B, Class B	925,882	56,891,501
	Rockwool AS ROCKB DC, Class B	31,878	927,984
	Tryg AS	599,696	14,409,846
	Vestas Wind Systems AS	403,888	12,419,311
TOTAL DENMARK			327,261,941
FINLAND — (1.0%)
	Fortum OYJ	7,651	192,752
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	17,183,907
	Nokia OYJ (NOKIA FH)	10,634,499	135,127,931
	Nordea Bank Abp (NDA FH)	4,019	75,577
	Nordea Bank Abp (NDA SS)	1,462,117	27,410,434
#	UPM-Kymmene OYJ	308,637	9,247,640
TOTAL FINLAND			189,238,241
FRANCE — (10.0%)
*	Alstom SA	128,122	2,574,520
60

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	Amundi SA	67,754	$6,548,847
	BNP Paribas SA	1,245,833	130,839,183
	Bollore SE	1,793,750	11,326,711
	Bouygues SA	917,705	54,272,844
	Capgemini SE	124,496	15,140,744
	Carrefour SA	357,606	7,129,181
	Cie de Saint-Gobain SA	1,628,883	149,237,902
	Cie Generale des Etablissements Michelin SCA	2,685,418	97,281,988
	Credit Agricole SA	1,088,951	21,269,509
	Eiffage SA	284,086	45,802,709
	Engie SA	6,468,067	213,203,859
	Kering SA	11,625	3,198,192
	Orange SA (ORA FP)	7,133,543	148,537,083
	Pernod Ricard SA	218,143	16,217,158
	Publicis Groupe SA (PUB FP)	391,084	36,541,826
	Renault SA	608,264	21,367,829
	Rexel SA	489,711	20,711,473
	Sanofi SA (SAN FP)	1,116,059	104,436,840
	Societe Generale SA	2,007,247	161,583,408
#	STMicroelectronics NV (STM FP)	34,165	1,861,172
	STMicroelectronics NV (STM US)	309,897	17,087,721
	TotalEnergies SE (TTE FP)	5,829,143	541,956,026
TOTAL FRANCE			1,828,126,725
GERMANY — (7.6%)
*	Aumovio SE	135,643	5,882,610
	BASF SE	3,226,605	206,943,341
	Bayer AG	2,758,893	123,702,406
	Bayerische Motoren Werke AG	725,332	66,377,418
	Commerzbank AG	2,497,524	103,232,366
	Continental AG	345,236	26,121,607
	Daimler Truck Holding AG	1,908,515	96,261,474
	Deutsche Bank AG (DB US)	1,042,151	32,358,789
	Deutsche Bank AG (DBK GR)	2,533,328	78,708,039
	Deutsche Lufthansa AG	524,114	4,490,840
	Deutsche Post AG	1,994,487	118,101,967
	Deutsche Telekom AG (DTE GR)	1,022,358	33,022,814
Ω	DWS Group GmbH & Co. KGaA	36,632	2,537,503
	E.ON SE	4,815,808	106,933,011
		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG (FME GR)	264,506	$11,968,488
	Fresenius SE & Co. KGaA	565,563	27,389,966
Ω	Hapag-Lloyd AG	7,366	953,737
	Heidelberg Materials AG	515,580	113,759,169
	Henkel AG & Co. KGaA	147,291	10,150,685
	Mercedes-Benz Group AG	2,103,162	122,593,529
	Merck KGaA	96,118	12,446,036
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,745	4,034,669
	RWE AG	956,880	69,672,820
#Ω	Siemens Healthineers AG	47,809	1,960,368
*	Talanx AG	61,585	8,027,003
	Volkswagen AG	60,575	6,254,159
TOTAL GERMANY			1,393,884,814
HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	44,165,300
Ω	Budweiser Brewing Co. APAC Ltd.	2,246,100	2,214,633
	Cathay Pacific Airways Ltd.	7,060,999	10,495,158
	CK Asset Holdings Ltd.	1,259,303	7,932,665
	CK Hutchison Holdings Ltd.	3,694,984	30,853,803
	CK Infrastructure Holdings Ltd.	239,000	2,012,041
	Galaxy Entertainment Group Ltd.	2,930,000	12,500,445
	Hang Lung Properties Ltd.	52,000	61,133
#	Henderson Land Development Co. Ltd.	760,485	3,005,974
	HKT Trust & HKT Ltd.	828,000	1,343,141
	Hong Kong & China Gas Co. Ltd.	4,171,000	3,861,604
#	MTR Corp. Ltd.	709,433	3,031,526
	Sino Land Co. Ltd.	4,782,656	7,669,320
	Sun Hung Kai Properties Ltd.	1,853,420	32,447,968
	Swire Pacific Ltd. (19 HK), Class A	1,088,500	11,839,598
	Swire Pacific Ltd. (87 HK), Class B	2,692,500	4,579,804
61

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	WH Group Ltd.	34,638,196	$42,364,112
#	Xinyi Glass Holdings Ltd.	1,359,633	1,687,456
TOTAL HONG KONG			222,065,681
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	12,398,587
	Bank of Ireland Group PLC	1,531,862	30,173,679
TOTAL IRELAND			42,572,266
ISRAEL — (1.2%)
	Ashtrom Group Ltd.	6,797	168,065
	Bank Hapoalim BM	1,744,949	46,817,033
	Bank Leumi Le-Israel BM	2,824,004	71,488,656
	Clal Insurance Enterprises Holdings Ltd.	232,209	20,065,419
	Delek Group Ltd.	40,265	13,838,449
	Harel Insurance Investments & Financial Services Ltd.	345,286	21,380,782
	ICL Group Ltd.	236,736	1,267,643
	Israel Discount Bank Ltd., Class A	3,035,053	33,764,517
*	Migdal Insurance & Financial Holdings Ltd.	1,344,878	8,592,888
	Phoenix Financial Ltd.	45,853	2,758,912
TOTAL ISRAEL			220,142,364
ITALY — (1.9%)
	Banco BPM SpA	2,118,518	30,868,992
#	BPER Banca SpA	33,502	494,549
	Eni SpA (ENI IM)	5,909,771	167,107,072
#	Intesa Sanpaolo SpA	342,767	2,328,837
*	Stellantis NV (STLA US)	208,034	1,514,488
*	Stellantis NV (STLAM IM)	3,193,828	23,436,229
*	Telecom Italia SpA (TIT IM)	3,633,700	2,867,642
#	Tenaris SA (TS US), ADR	322,197	20,588,388
	UniCredit SpA	1,404,356	108,531,937
TOTAL ITALY			357,738,134
JAPAN — (20.8%)
	77 Bank Ltd.	24,900	479,349
	Acom Co. Ltd.	377,600	1,211,856
		Shares	Value»
JAPAN — (Continued)
	AGC, Inc.	723,500	$25,947,546
	Air Water, Inc.	340,286	4,826,989
	Aisin Corp.	1,850,200	29,339,388
	Alfresa Holdings Corp.	101,599	1,533,808
	ALSOK Co. Ltd.	18,700	141,444
	Amada Co. Ltd.	1,035,600	17,511,545
	Asahi Group Holdings Ltd.	4,587,343	45,165,273
	Asahi Kasei Corp.	3,997,735	39,337,091
	Bridgestone Corp.	1,650,600	34,301,194
	Brother Industries Ltd.	694,400	13,186,804
	Canon Marketing Japan, Inc.	279,800	6,368,031
	Chiba Bank Ltd.	1,064,000	14,686,607
	Coca-Cola Bottlers Japan Holdings, Inc.	195,213	4,232,657
	COMSYS Holdings Corp.	106,299	3,827,989
	Cosmo Energy Holdings Co. Ltd.	547,400	13,993,843
	Credit Saison Co. Ltd.	502,392	13,915,669
	Dai Nippon Printing Co. Ltd.	571,900	10,832,433
	Daiichi Life Group, Inc.	5,762,888	52,763,154
	Daiwa House Industry Co. Ltd.	1,287,300	39,276,755
	Daiwa Securities Group, Inc.	1,687,888	15,887,863
	Denso Corp.	2,565,100	30,647,948
#*	Dentsu Group, Inc.	216,200	4,104,733
	Dowa Holdings Co. Ltd.	1,900	115,618
	ENEOS Holdings, Inc.	10,569,903	88,771,150
	Fuji Media Holdings, Inc.	108,300	2,678,999
	FUJIFILM Holdings Corp.	1,313,200	24,167,642
	Fukuoka Financial Group, Inc.	260,600	10,638,519
	Fuyo General Lease Co. Ltd.	16,900	467,914
	Gunma Bank Ltd.	260,300	3,564,166
	Hachijuni Nagano Bank Ltd.	651,143	8,821,909
	Hakuhodo DY Holdings, Inc.	136,099	913,842
	Hankyu Hanshin Holdings, Inc.	606,000	17,567,399
	Haseko Corp.	682,372	11,783,899
	Hitachi Construction Machinery Co. Ltd.	338,399	11,845,078
	Hokuhoku Financial Group, Inc.	14,900	568,032
62

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co. Ltd. (7267 JP)	8,999,800	$73,028,284
	Hulic Co. Ltd.	108,100	1,219,203
	Idemitsu Kosan Co. Ltd.	3,113,310	26,638,513
	Iida Group Holdings Co. Ltd.	260,151	3,679,668
	INFRONEER Holdings, Inc.	50,600	688,853
#	Inpex Corp.	3,458,483	90,163,276
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,524,047
	Isuzu Motors Ltd.	1,884,400	25,964,226
	Iwatani Corp.	137,200	1,686,677
	Iyogin Holdings, Inc.	184,600	3,557,497
	J Front Retailing Co. Ltd.	828,217	12,053,134
	Japan Airlines Co. Ltd.	333,500	5,244,577
	Japan Post Bank Co. Ltd.	141,100	2,421,314
	Japan Post Holdings Co. Ltd.	635,510	7,370,044
	Japan Post Insurance Co. Ltd.	439,200	4,282,468
	JFE Holdings, Inc.	1,169,460	12,843,411
	JTEKT Corp.	272,401	3,326,935
	Kajima Corp.	263,600	10,302,557
	Kamigumi Co. Ltd.	315,700	10,433,999
#	Kawasaki Kisen Kaisha Ltd.	618,400	10,082,020
	Kinden Corp.	141,700	7,592,425
	Kobe Steel Ltd.	891,477	10,986,585
	Koito Manufacturing Co. Ltd.	372,901	6,050,097
	Komatsu Ltd.	533,800	22,856,248
	Kubota Corp. (6326 JP)	2,021,120	32,993,656
	Kuraray Co. Ltd.	1,089,891	11,446,659
	Kyocera Corp.	1,058,649	18,395,058
	Kyoto Financial Group, Inc.	454,716	12,568,868
	Kyowa Kirin Co. Ltd.	15,600	235,028
	Kyushu Financial Group, Inc.	402,700	3,288,668
	Lixil Corp.	547,485	5,653,321
	LY Corp.	3,325,600	8,747,082
	Makita Corp. (6586 JP)	35,000	1,299,654
	Marubeni Corp.	598,300	23,286,477
	Mazda Motor Corp.	953,256	6,136,034
	Mebuki Financial Group, Inc.	1,565,010	12,993,242
	Medipal Holdings Corp.	285,450	5,100,228
		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	660,562	$15,678,357
	Minebea Mitsumi, Inc.	442,000	8,836,933
	Mitsubishi Chemical Group Corp.	3,645,659	21,372,467
	Mitsubishi Corp.	996,400	31,911,321
	Mitsubishi Electric Corp.	168,200	6,750,030
	Mitsubishi Estate Co. Ltd.	1,171,441	33,383,989
	Mitsubishi Gas Chemical Co., Inc.	554,400	15,608,975
	Mitsubishi HC Capital, Inc.	3,189,000	28,966,018
	Mitsubishi Logistics Corp.	530,500	4,751,687
	Mitsubishi Materials Corp.	6,700	220,783
#	Mitsubishi Motors Corp.	165,938	324,085
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	7,701,450	138,339,877
	Mitsui & Co. Ltd. (8031 JP)	790,964	29,697,461
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	13,711,011
	Mitsui Chemicals, Inc.	1,572,320	19,180,853
	Mitsui Fudosan Co. Ltd.	2,417,700	26,478,707
#	Mitsui OSK Lines Ltd.	793,900	29,988,882
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	105,020,286
	MS&AD Insurance Group Holdings, Inc.	1,064,859	27,381,856
	NGK Corp.	700,300	22,171,870
	NH Foods Ltd.	302,867	12,478,753
	NHK Spring Co. Ltd.	274,000	5,006,285
	Nikon Corp.	232,800	2,575,606
	Nippon Electric Glass Co. Ltd.	44,195	2,307,085
	Nippon Express Holdings, Inc.	925,869	24,317,245
	Nippon Paint Holdings Co. Ltd.	158,900	1,002,187
#	Nippon Steel Corp.	4,813,065	17,719,293
	Nippon Television Holdings, Inc.	56,400	1,072,204
#	Nippon Yusen KK	1,068,700	38,407,670
#*	Nissan Motor Co. Ltd.	1,902,479	4,352,903
63

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nisshin Seifun Group, Inc.	427,656	$5,462,537
	Niterra Co. Ltd.	373,000	20,162,705
#	Nitori Holdings Co. Ltd.	91,300	1,319,903
	NOK Corp.	164,265	2,921,199
	Nomura Holdings, Inc. (8604 JP)	5,116,202	40,979,884
	Nomura Real Estate Holdings, Inc.	2,836,500	18,506,029
	NSK Ltd.	71,500	580,749
	Obayashi Corp.	420,882	9,895,217
	Oji Holdings Corp.	3,428,000	18,022,336
	Omron Corp.	143,652	5,159,956
	Ono Pharmaceutical Co. Ltd.	766,095	11,330,665
	Open House Group Co. Ltd.	122,500	7,209,569
	ORIX Corp. (8591 JP)	2,008,800	67,609,160
	Panasonic Holdings Corp.	4,415,799	90,328,727
	Resona Holdings, Inc.	4,095,139	51,220,614
	Resonac Holdings Corp.	742,924	67,988,001
	Ricoh Co. Ltd.	1,667,600	14,063,081
	Rinnai Corp.	81,100	1,843,154
	Rohm Co. Ltd.	311,765	6,745,018
	SBI Holdings, Inc.	1,237,898	24,978,319
	Seiko Epson Corp.	770,200	10,359,753
	Seino Holdings Co. Ltd.	411,100	6,301,159
	Sekisui Chemical Co. Ltd.	550,100	8,429,658
	Sekisui House Ltd.	1,749,000	38,082,670
	Seven & i Holdings Co. Ltd.	2,432,000	29,011,178
	Shimamura Co. Ltd.	177,200	3,710,817
	Shimizu Corp.	2,126	41,075
	Shizuoka Financial Group, Inc.	745,600	13,089,468
	SoftBank Group Corp.	3,328,500	113,697,585
	Sojitz Corp.	655,840	24,564,293
	Sompo Holdings, Inc.	317,300	11,808,447
	Stanley Electric Co. Ltd.	442,700	8,640,119
	Subaru Corp.	2,044,184	30,448,538
	SUMCO Corp.	921,910	14,708,744
	Sumitomo Chemical Co. Ltd.	1,234,388	4,027,912
	Sumitomo Corp.	1,500,200	55,780,695
	Sumitomo Electric Industries Ltd.	2,995,700	197,219,557
	Sumitomo Forestry Co. Ltd.	1,868,600	16,886,784
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries Ltd.	313,223	$10,597,464
	Sumitomo Metal Mining Co. Ltd.	204,664	12,583,333
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	194,157,372
	Sumitomo Mitsui Trust Group, Inc.	1,091,587	36,495,378
	Sumitomo Realty & Development Co. Ltd.	1,901,400	58,942,626
	Sumitomo Rubber Industries Ltd.	572,655	7,426,685
	Suntory Beverage & Food Ltd.	169,600	4,887,591
	Suzuken Co. Ltd.	117,500	4,159,050
	Suzuki Motor Corp.	2,281,400	25,513,879
	T&D Holdings, Inc.	203,600	4,932,823
	Taiheiyo Cement Corp.	330,146	7,495,570
	Takashimaya Co. Ltd.	776,724	9,234,795
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,496,671	83,470,657
	TBS Holdings, Inc.	65,400	2,313,194
	Tokyo Century Corp.	487,500	6,696,719
	Tokyo Tatemono Co. Ltd.	870,300	20,026,275
	Tokyu Fudosan Holdings Corp.	2,665,000	22,690,159
	TOPPAN Holdings, Inc.	587,100	17,450,699
	Toray Industries, Inc.	2,560,900	18,386,619
	Tosoh Corp.	958,800	14,774,857
	TOTO Ltd.	145,800	5,121,697
	Toyo Seikan Group Holdings Ltd.	385,349	7,992,396
	Toyo Tire Corp.	409,266	10,034,425
	Toyoda Gosei Co. Ltd.	173,000	5,104,700
	Toyota Boshoku Corp.	189,200	2,676,916
	Toyota Motor Corp. (7203 JP)	11,865,838	227,769,601
#	Toyota Motor Corp. (TM US), Sponsored ADR	104,454	20,119,929
	Toyota Tsusho Corp.	1,509,900	59,272,314
	Yakult Honsha Co. Ltd.	75,500	1,314,763
	Yamada Holdings Co. Ltd.	211,728	705,924
	Yamaguchi Financial Group, Inc.	157,706	2,709,857
	Yamaha Corp.	54,300	387,511
64

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yamaha Motor Co. Ltd.	3,081,200	$21,642,269
	Yamato Holdings Co. Ltd.	340,500	3,857,640
	Yamato Kogyo Co. Ltd.	72,400	5,526,416
	Yokohama Financial Group, Inc.	1,803,900	17,123,698
	Yokohama Rubber Co. Ltd.	564,500	22,976,130
TOTAL JAPAN			3,820,286,054
NETHERLANDS — (4.0%)
	ABN AMRO Bank NV	682,217	23,752,624
	Aegon Ltd. (AGN NA)	2,863,375	23,727,638
#	Akzo Nobel NV	335,713	19,705,233
	ArcelorMittal SA (MT NA)	317,689	18,443,476
#	ArcelorMittal SA (MT US)	640,003	36,614,578
#	ASR Nederland NV	633,059	48,086,792
	Coca-Cola Europacific Partners PLC	103,055	9,802,281
	HAL Trust	8,385	1,678,944
	Heineken NV	472,131	36,755,285
	ING Groep NV (INGA NA)	4,971,616	143,885,409
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	187,805,245
	Koninklijke KPN NV	7,233,183	38,679,761
#	Koninklijke Philips NV (PHG US)	630,121	16,597,387
#	Koninklijke Philips NV (PHIA NA)	975,998	25,744,648
	NN Group NV	1,010,877	88,485,906
#	Prosus NV (PRX NA)	205,561	9,951,817
#	Universal Music Group NV	12,589	263,961
TOTAL NETHERLANDS			729,980,985
NEW ZEALAND — (0.1%)
	Auckland International Airport Ltd.	2,944,778	14,374,782
*	Fletcher Building Ltd. (FBU NZ)	1,423,634	2,351,688
	Fonterra Co-Operative Group Ltd.	293,628	1,136,477
	Infratil Ltd.	499,849	3,682,145
	Mercury NZ Ltd.	579,436	2,294,138
	Meridian Energy Ltd.	281,642	945,543
		Shares	Value»
NEW ZEALAND — (Continued)
	Summerset Group Holdings Ltd.	152,761	$736,662
TOTAL NEW ZEALAND			25,521,435
NORWAY — (1.0%)
	Aker BP ASA	622,602	24,338,938
	Austevoll Seafood ASA	156,937	1,588,501
Ω	Bw Lpg Ltd. BWLP US	11,554	230,387
Ω	BW LPG Ltd. BWLPG NO	280,178	5,622,373
	DNB Bank ASA	1,058,098	32,042,740
	Equinor ASA	1,025,603	41,739,196
	Hafnia Ltd.	384,509	3,412,908
	Leroy Seafood Group ASA	24,093	118,172
	Norsk Hydro ASA	2,197,036	24,324,340
	Odfjell Drilling Ltd.	11,323	121,918
	Sparebank 1 Oestlandet	1,244	27,294
	SpareBank 1 Sor-Norge ASA	354,504	7,661,430
	Stolt-Nielsen Ltd.	34,091	1,112,024
	Subsea 7 SA	573,605	20,663,416
	TGS ASA	10,865	176,676
	Wallenius Wilhelmsen ASA	540,692	6,956,828
	Wilh Wilhelmsen Holding ASA, Class A	10,636	795,543
	Yara International ASA	151,606	8,826,033
TOTAL NORWAY			179,758,717
PORTUGAL — (0.0%)
#	EDP Renovaveis SA	354,112	5,921,026
SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	2,777,800	6,092,048
	City Developments Ltd.	12,600	81,093
	Genting Singapore Ltd.	5,312,600	2,850,839
	Hongkong Land Holdings Ltd.	1,460,900	11,549,922
	Jardine Cycle & Carriage Ltd.	221,500	5,688,810
	Keppel Ltd.	4,110,800	35,186,045
	Keppel REIT	456,755	321,585
	Oversea-Chinese Banking Corp. Ltd.	1,793,200	30,937,361
	Seatrium Ltd.	1,638,714	3,037,942
65

The DFA International Value Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Airlines Ltd.	2,192,000	$10,856,378
	United Overseas Bank Ltd.	1,606,700	45,757,305
	UOL Group Ltd.	974,274	8,150,496
	Wilmar International Ltd.	2,996,800	8,547,993
TOTAL SINGAPORE			169,057,817
SPAIN — (3.6%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	3,170,125	70,003,963
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	4,889
	Banco de Sabadell SA	862,269	3,343,015
	Banco Santander SA (SAN SM)	32,206,047	392,988,364
	CaixaBank SA	6,214,356	79,098,443
Ω	Cellnex Telecom SA	66,934	2,253,173
	Mapfre SA	355,435	1,739,970
	Repsol SA (REP SM)	4,193,907	112,653,188
TOTAL SPAIN			662,085,005
SWEDEN — (2.1%)
#	AAK AB	7,125	204,380
*	Asmodee Group AB, Class B	15,312	205,779
	Beijer Ref AB, Class B	930	13,176
*	Boliden AB	1,013,858	53,293,830
	Elekta AB, Class B	4,468	25,949
#	Essity AB (ESSITYB SS), Class B	887,978	23,571,943
#	Getinge AB, Class B	227,238	4,574,720
#	Hexagon AB, Class B	1,217,940	13,305,921
#	Hexpol AB	212,737	1,736,756
	Holmen AB (HOLMA SS), Class A	5,562	190,075
#	Holmen AB (HOLMB SS), Class B	176,174	6,077,992
#	Husqvarna AB (HUSQB SS), Class B	203,840	981,973
#*	International Petroleum Corp. (IPCO SS)	109,891	3,094,687
	Loomis AB	351,788	16,382,645
#	Pandox AB	118,934	2,185,791
#	Peab AB, Class B	87,391	849,037
#	Securitas AB, Class B	1,182,770	19,850,371
*Ω	Sinch AB	313,128	993,465
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	$58,114,182
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	292,552
	Skanska AB, Class B	735,929	19,875,467
#	SKF AB (SKFB SS), Class B	1,223,067	30,795,265
	SSAB AB (SSABA SS), Class A	564,486	5,080,484
#	SSAB AB (SSABB SS), Class B	1,830,262	16,664,150
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	393,101
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	626,961	7,184,098
	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	19,151,009
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	980,727
	Swedbank AB, Class A	1,001,439	35,400,089
*	Swedish Orphan Biovitrum AB	20,004	938,449
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	633,370
	Telia Co. AB	4,570,592	23,897,332
	Trelleborg AB, Class B	537,345	22,062,862
#*	Volvo Car AB, Class B	692,860	1,657,756
TOTAL SWEDEN			390,659,383
SWITZERLAND — (8.1%)
#	Alcon AG	569,260	42,512,009
*	Amrize Ltd.	1,295,000	71,115,680
	Cie Financiere Richemont SA, Class A	697,933	133,945,394
	DSM-Firmenich AG	174,413	13,026,694
	Helvetia Baloise Holding AG	118,885	32,596,368
	Holcim AG (HOLN SW)	1,395,003	129,632,529
	Julius Baer Group Ltd.	495,321	40,713,849
#	Lonza Group AG	100,497	61,787,659
	Novartis AG (NOVN SW)	1,005,063	148,537,928
66

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG (NVS US), Sponsored ADR	205,429	$30,372,678
	Sandoz Group AG (SDZ SW)	332,697	26,686,788
	Sandoz Group AG (SDZNY US), ADR	275,714	22,115,020
#	Swiss Life Holding AG	87,340	102,546,104
	Swiss Prime Site AG	93,913	16,274,718
	Swiss Re AG	742,893	119,671,635
	Swisscom AG	94,854	80,230,138
*	UBS Group AG (UBS US)	102,122	4,483,130
	UBS Group AG (UBSG SW)	4,202,565	185,971,050
	Zurich Insurance Group AG	320,141	223,208,712
TOTAL SWITZERLAND			1,485,428,083
UNITED KINGDOM — (13.2%)
	3i Group PLC	431,742	15,015,005
	Anglo American PLC	493,255	24,408,686
	Associated British Foods PLC	239,677	5,968,315
	Barclays PLC (BARC LN)	7,305,202	42,939,326
	Barclays PLC (BCS US), Sponsored ADR	1,376,289	32,218,926
	Barratt Redrow PLC	100,502	342,285
	BP PLC (BP LN)	7,962,719	63,031,537
	BP PLC (BP US), Sponsored ADR	3,782,975	179,237,356
	British American Tobacco PLC (BATS LN)	2,418,176	142,417,993
	British American Tobacco PLC (BTI US), Sponsored ADR	133,418	7,844,978
	BT Group PLC	30,893,447	90,821,620
	Canal & SA	546,690	1,706,525
	Centrica PLC	2,587,352	7,556,987
	Glencore PLC	13,313,624	103,471,220
	HSBC Holdings PLC (HSBA LN)	10,281,407	189,175,992
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	195,639,661
	Informa PLC	19,500	210,836
	Investec PLC	287,556	2,472,032
	J Sainsbury PLC	5,597,297	25,011,236
	Kingfisher PLC	6,401,753	25,173,639
	Shares	Value»
UNITED KINGDOM — (Continued)
Lloyds Banking Group PLC (LLOY LN)	141,879,076	$192,856,495
# Lloyds Banking Group PLC (LYG US), ADR	1,844,768	10,035,538
NatWest Group PLC (NWG LN)	16,850,471	134,397,186
NatWest Group PLC (NWG US), Sponsored ADR	430,402	6,847,696
Pearson PLC (PSO US), Sponsored ADR	139,690	2,050,649
Shell PLC (SHEL LN)	307,658	13,988,215
# Shell PLC (SHEL US), ADR	8,323,331	754,676,422
Standard Chartered PLC	3,879,521	98,791,319
Vodafone Group PLC (VOD LN)	31,281,786	49,773,859
TOTAL UNITED KINGDOM		2,418,081,534
UNITED STATES — (0.1%)
# International Paper Co.	478,448	14,953,176
TOTAL COMMON STOCKS		17,944,882,224
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG, 5.549%	130,148	11,876,041
Henkel AG & Co. KGaA, 3.334%	368,277	26,798,773
Volkswagen AG, 7.359%	361,104	36,618,914
TOTAL GERMANY		75,293,728
TOTAL INVESTMENT SECURITIES (Cost $9,587,401,489)		18,020,175,952
			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	30,926,819	357,668,667
TOTAL INVESTMENTS — (100.0%)
(Cost $9,945,070,156)			$18,377,844,619
67

The DFA International Value Series
CONTINUED
As of April 30, 2026, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	477	06/18/26	$157,326,289	$172,763,437	$15,437,148
Total Futures Contracts			$157,326,289	$172,763,437	$15,437,148
As of April 30, 2026, the value of Rule 144A securities amounted to $65,678,598 or 0.4% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$1,055,464,300	—	$1,055,464,300
Austria	—	32,274,744	—	32,274,744
Belgium	—	156,359,475	—	156,359,475
Canada	$2,218,020,324	—	—	2,218,020,324
Denmark	—	327,261,941	—	327,261,941
Finland	17,183,907	172,054,334	—	189,238,241
France	17,087,721	1,811,039,004	—	1,828,126,725
Germany	32,358,789	1,361,526,025	—	1,393,884,814
Hong Kong	—	222,065,681	—	222,065,681
Ireland	—	42,572,266	—	42,572,266
Israel	—	220,142,364	—	220,142,364
Italy	22,102,876	335,635,258	—	357,738,134
Japan	33,830,940	3,786,455,114	—	3,820,286,054
Netherlands	53,211,965	676,769,020	—	729,980,985
New Zealand	—	25,521,435	—	25,521,435
Norway	230,387	179,528,330	—	179,758,717
Portugal	—	5,921,026	—	5,921,026
Singapore	—	169,057,817	—	169,057,817
Spain	4,889	662,080,116	—	662,085,005
Sweden	—	390,659,383	—	390,659,383
Switzerland	62,261,397	1,423,166,686	—	1,485,428,083
United Kingdom	1,188,551,226	1,229,530,308	—	2,418,081,534
United States	—	14,953,176	—	14,953,176
Preferred Stocks
Germany	—	75,293,728	—	75,293,728
Securities Lending Collateral	—	357,668,667	—	357,668,667
Total Investments in Securities	$3,644,844,421	$14,733,000,198	—	$18,377,844,619
Financial Instruments
Assets
Futures Contracts**	15,437,148	—	—	15,437,148
Total Financial Instruments	$15,437,148	—	—	$15,437,148
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
68

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.2%)
#	Akatsuki, Inc.	46,800	$828,137
	AlphaPolis Co. Ltd.	22,500	156,247
#	Amuse, Inc.	46,100	576,907
#	Anycolor, Inc.	97,623	1,724,001
#	Asahi Net, Inc.	89,000	355,920
	Ateam Holdings Co. Ltd.	5,900	36,460
	Atrae, Inc.	32,500	135,071
	Avex, Inc.	108,685	821,059
#*	Bank of Innovation, Inc.	6,300	204,379
*	Bengo4.com, Inc.	5,000	78,942
	Bushiroad, Inc.	50,300	80,958
#	Ceres, Inc.	27,601	318,818
#	COLOPL, Inc.	142,028	392,190
*	Cover Corp.	8,300	73,005
	Daiichikosho Co. Ltd.	113,800	1,177,943
	DeNA Co. Ltd.	408,000	6,657,632
#	Freebit Co. Ltd.	65,800	592,742
#	GA Technologies Co. Ltd.	52,800	518,858
#	giftee, Inc.	43,400	316,302
	GREE Holdings, Inc.	223,700	518,195
#*	Gumi, Inc.	50,200	103,476
	GungHo Online Entertainment, Inc.	96,200	1,522,007
#	Hakuhodo DY Holdings, Inc.	898,000	6,029,658
	i-mobile Co. Ltd.	157,700	527,636
#	Intage Holdings, Inc.	57,301	604,615
	Internet Initiative Japan, Inc.	424,200	7,464,277
#	IPS, Inc.	26,199	541,637
#	ITmedia, Inc.	45,000	455,759
#*	Japan Communications, Inc.	556,100	444,239
	Kakaku.com, Inc.	514,067	8,589,601
#	Kamakura Shinsho Ltd.	70,600	212,490
#	LIFULL Co. Ltd.	364,700	443,522
#	Macbee Planet, Inc.	3,400	27,921
	MarkLines Co. Ltd.	52,400	494,957
#	Marvelous, Inc.	146,900	425,033
#	Members Co. Ltd.	34,100	235,648
	MIXI, Inc.	40,500	669,025
#	NexTone, Inc.	28,800	271,878
	Okinawa Cellular Telephone Co.	305,900	6,546,252
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Port, Inc.	39,800	$613,739
	PR Times Corp.	6,374	85,462
#	Rakumachi, Inc.	6,300	35,522
#	Septeni Holdings Co. Ltd.	167,200	449,541
#	Sharingtechnology, Inc.	105,000	784,979
#	Shochiku Co. Ltd.	14,600	964,610
	SKY Perfect JSAT Corp.	547,700	11,957,782
	Synchro Food Co. Ltd.	3,800	10,027
	Toei Animation Co. Ltd.	168,000	2,779,545
	Toei Co. Ltd.	30,700	1,132,043
#	Tohokushinsha Film Corp.	284,400	1,096,475
#	Tow Co. Ltd.	162,100	386,301
	TV Asahi Holdings Corp.	98,100	2,029,976
	Tv Tokyo Holdings Corp.	71,400	1,808,658
	U-Next Holdings Co. Ltd.	352,000	3,446,048
#	ValueCommerce Co. Ltd.	22,400	66,517
	Vector, Inc.	53,345	425,116
	Vision, Inc.	137,200	962,555
	Zenrin Co. Ltd.	102,146	555,399
#	ZIGExN Co. Ltd.	118,135	307,316
TOTAL COMMUNICATION SERVICES			81,071,008
CONSUMER DISCRETIONARY — (15.0%)
	& ST HD Co. Ltd.	124,504	2,377,398
#	&Do Holdings Co. Ltd.	24,600	167,212
	AB & Company Co. Ltd.	2,500	19,246
#	Aeon Fantasy Co. Ltd.	25,786	421,609
#	Aeon Kyushu Co. Ltd.	4,600	82,304
#	Ahresty Corp.	85,898	457,002
	Ainavo Holdings Co. Ltd.	11,200	56,855
	Airtrip Corp.	31,600	137,774
	Aisan Industry Co. Ltd.	198,700	2,195,368
#*	Akebono Brake Industry Co. Ltd.	504,301	408,240
	Alpha Corp.	2,600	20,197
#	Amiyaki Tei Co. Ltd.	68,942	587,821
69

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	AOKI Holdings, Inc.	167,300	$1,657,504
#	Aoyama Trading Co. Ltd.	608,900	3,069,506
	Arata Corp.	130,900	2,322,306
#	ARCLANDS Corp.	277,877	3,150,531
	Asahi Co. Ltd.	69,400	570,757
#	ASKUL Corp.	52,300	393,060
#*	Atsugi Co. Ltd.	46,400	336,901
#*	Aucnet, Inc.	254,400	1,958,683
	Autobacs Seven Co. Ltd.	102,200	992,445
#	Beauty Garage, Inc.	23,000	228,403
	Belluna Co. Ltd.	230,800	1,243,557
	Bic Camera, Inc.	477,100	4,936,968
#	Bookoff Group Holdings Ltd.	61,000	789,292
	B-R31 Ice Cream Co. Ltd.	500	12,996
#	BRONCO BILLY Co. Ltd.	11,100	295,225
	BuySell Technologies Co. Ltd.	77,000	1,650,287
#	Can Do Co. Ltd.	900	18,271
	Casio Computer Co. Ltd.	43,200	438,303
	Central Automotive Products Ltd.	241,500	2,784,682
#	Central Sports Co. Ltd.	35,286	530,339
	Chikaranomoto Holdings Co. Ltd.	8,200	77,042
	Chiyoda Co. Ltd.	51,900	321,157
	Chofu Seisakusho Co. Ltd.	12,500	159,058
	Choushimaru Co. Ltd.	3,700	38,148
#	Chuo Spring Co. Ltd.	54,900	1,313,780
	Cleanup Corp.	48,900	270,523
#	Colowide Co. Ltd.	137,401	1,626,553
#	Create Restaurants Holdings, Inc.	1,342,600	6,123,966
	Curves Holdings Co. Ltd.	276,195	1,444,536
	Daido Metal Co. Ltd.	123,100	694,405
#	Daikoku Denki Co. Ltd.	25,100	378,605
	Daikyonishikawa Corp.	143,551	780,898
	Dainichi Co. Ltd.	19,700	126,920
#	Daisyo Corp.	9,100	59,736
	DCM Holdings Co. Ltd.	614,300	5,739,124
	Doshisha Co. Ltd.	130,800	2,731,381
	Doutor Nichires Holdings Co. Ltd.	151,686	2,679,547
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Eagle Industry Co. Ltd.	146,600	$2,639,240
#	EAT&HOLDINGS Co. Ltd.	9,700	121,768
	EDION Corp.	467,200	6,329,484
	Enigmo, Inc.	13,600	32,685
#	ES-Con Japan Ltd.	230,700	1,739,778
#	Eslead Corp.	47,700	1,772,539
#	Eternal Hospitality Group Co. Ltd.	31,900	613,993
	Exedy Corp.	219,800	8,605,259
	FCC Co. Ltd.	171,000	3,645,464
#	First Juken Co. Ltd.	5,500	38,951
#	Fit Easy, Inc.	22,800	355,412
	FJ Next Holdings Co. Ltd.	91,100	877,778
#	Foster Electric Co. Ltd.	84,500	1,609,158
	F-Tech, Inc.	5,400	25,746
#	Fuji Corp. Ltd.	117,800	604,626
#	Fuji Kyuko Co. Ltd.	44,402	640,280
	Fujibo Holdings, Inc.	171,000	4,311,286
	Fujikura Composites, Inc.	99,500	1,596,650
	Fujishoji Co. Ltd.	1,500	9,271
#	Fujita Kanko, Inc.	196,900	2,588,241
#	FuKoKu Co. Ltd.	63,900	720,158
#	Furyu Corp.	64,400	528,094
	Futaba Industrial Co. Ltd.	275,500	1,720,949
	Gakkyusha Co. Ltd.	47,600	695,114
#	Gamecard Holdings, Inc.	12,200	203,479
#	Genki Global Dining Concepts Corp.	55,700	994,086
	Geo Holdings Corp.	120,900	1,440,773
#	Gift Holdings, Inc.	57,200	1,613,657
#	Global Ltd.	2,000	16,270
#	GLOBERIDE, Inc.	98,698	1,310,125
#*	Gokurakuyu Holdings Co. Ltd.	3,400	10,494
	Goldwin, Inc.	74,097	1,036,989
#	Gourmet Kineya Co. Ltd.	1,800	11,106
	Greens Co. Ltd.	42,805	632,390
	GS Yuasa Corp.	444,683	17,981,050
#	GSI Creos Corp.	63,184	979,780
	G-Tekt Corp.	108,100	1,244,903
	Gunze Ltd.	163,400	3,770,680
#	Hagihara Industries, Inc.	57,100	598,955
	Happinet Corp.	194,000	3,319,542
#	Hard Off Corp. Co. Ltd.	58,800	760,318
	Hiday Hidaka Corp.	132,700	2,409,154
70

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	HI-LEX Corp.	102,381	$1,737,446
#	Himaraya Co. Ltd.	6,700	36,316
	HIS Co. Ltd.	699	4,707
	H-One Co. Ltd.	45,300	364,269
#	Honeys Holdings Co. Ltd.	77,040	717,682
	Hoosiers Holdings Co. Ltd.	171,200	1,290,346
#	Hotland Holdings Co. Ltd.	58,700	592,065
	IBJ, Inc.	46,200	212,543
#	Ichibanya Co. Ltd.	224,890	1,243,157
	Ichikoh Industries Ltd.	196,800	640,311
	IDOM, Inc.	332,500	2,804,321
#	IKK Holdings, Inc.	25,800	134,473
#	Imasen Electric Industrial	15,900	85,230
#	Istyle, Inc.	202,900	603,907
*††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	251,200	1,521,001
#	Jade Group, Inc.	23,900	310,695
#	JANOME Corp.	57,900	412,952
	Japan Eyewear Holdings Co. Ltd.	17,400	248,663
#	Japan Wool Textile Co. Ltd.	302,200	3,452,316
#	JINS Holdings, Inc.	52,600	2,241,676
	Joshin Corp.	80,401	1,493,610
	Joyful Honda Co. Ltd.	239,300	3,143,482
#	JP-Holdings, Inc.	263,200	1,106,320
	JTEKT Corp.	808,958	9,880,105
	JVCKenwood Corp.	864,800	6,518,324
#	Kappa Create Co. Ltd.	80,500	780,797
	Kawai Musical Instruments Manufacturing Co. Ltd.	26,500	463,644
	King Co. Ltd.	26,400	183,633
#	Kintetsu Department Store Co. Ltd.	14,300	151,484
	Ki-Star Real Estate Co. Ltd.	94,798	1,921,861
#*	KNT-CT Holdings Co. Ltd.	46,500	582,336
	Kohnan Shoji Co. Ltd.	140,800	3,642,776
#	Kojima Co. Ltd.	114,700	882,719
#	Komatsu Matere Co. Ltd.	95,199	447,099
	KOMEDA Holdings Co. Ltd.	268,800	5,232,088
#	Komehyo Holdings Co. Ltd.	34,515	1,168,087
	Komeri Co. Ltd.	138,600	2,956,926
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Koshidaka Holdings Co. Ltd.	148,300	$949,686
#	Kourakuen Corp.	24,400	169,254
	K's Holdings Corp.	753,000	8,703,802
	KU Holdings Co. Ltd.	115,500	840,193
#	Kura Sushi, Inc.	127,794	1,405,031
	Kurabo Industries Ltd.	88,500	5,350,297
	KYB Corp.	200,400	5,775,517
	Kyoritsu Maintenance Co. Ltd.	69,100	1,051,317
#	LEC, Inc.	142,200	934,790
#	LITALICO, Inc.	127,400	981,327
#	Look Holdings, Inc.	37,100	613,553
#	Mamiya-Op Co. Ltd.	8,800	70,010
#	Mars Group Holdings Corp.	59,500	1,060,899
#	Maruchiyo Yamaokaya Corp.	55,000	1,081,613
	Matsuoka Corp.	21,200	283,571
#	Matsuyafoods Holdings Co. Ltd.	31,001	1,042,358
#	Media Do Co. Ltd.	21,283	169,667
#	Meiko Network Japan Co. Ltd.	18,900	82,660
#	Meiwa Estate Co. Ltd.	73,200	424,889
*	Mercari, Inc.	551,401	13,415,699
#	Mitsuba Corp.	102,590	747,810
#	Mitsubishi Motors Corp.	2,754,052	5,378,800
	Mizuno Corp.	282,400	5,995,384
	Monogatari Corp.	165,700	4,457,325
	Morito Co. Ltd.	107,800	1,323,679
#	MOS Food Services, Inc.	101,600	2,556,303
	MrMax Holdings Ltd.	94,425	423,957
	Murakami Corp.	31,800	1,389,183
#	Musashi Seimitsu Industry Co. Ltd.	242,500	6,636,401
#	Nafco Co. Ltd.	31,200	433,004
#	Nagase Brothers, Inc.	10,600	157,014
#	Nagawa Co. Ltd.	2,800	92,849
	New Art Holdings Co. Ltd.	36,047	317,699
	Nextage Co. Ltd.	206,100	4,523,964
	NHK Spring Co. Ltd.	379,235	6,929,046
	Nichirin Co. Ltd.	61,160	1,539,268
	Nifco, Inc.	328,900	9,691,755
	Nihon Tokushu Toryo Co. Ltd.	64,200	839,287
	Nikon Corp.	127,700	1,412,822
#	Nippon Felt Co. Ltd.	12,300	69,581
	Nippon Seiki Co. Ltd.	207,500	3,394,686
#	Nippon Ski Resort Development Co. Ltd.	7,300	20,338
71

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nishikawa Rubber Co. Ltd.	35,700	$729,859
	Nishimatsuya Chain Co. Ltd.	33,100	423,480
#	Nissan Shatai Co. Ltd.	41,001	237,671
	Nissan Tokyo Sales Holdings Co. Ltd.	186,200	623,133
	NITTAN Corp.	45,800	175,657
	Nojima Corp.	1,184,700	9,234,549
	NOK Corp.	265,580	4,722,930
#	Noritsu Koki Co. Ltd.	310,300	4,130,693
#	Noritz Corp.	124,700	1,873,359
	NPR-RIKEN Corp.	107,398	2,665,845
	Ohashi Technica, Inc.	122,000	859,130
#	Ohsho Food Service Corp.	198,100	3,701,995
	Onward Holdings Co. Ltd.	374,500	1,771,188
#	Ootoya Holdings Co. Ltd.	13,800	598,923
#	Optimus Group Co. Ltd.	14,300	40,734
	PAL GROUP Holdings Co. Ltd.	473,400	4,550,213
	PALTAC Corp.	142,800	4,217,996
#	PIA Corp.	28,074	626,766
	Piolax, Inc.	155,800	1,543,982
	Press Kogyo Co. Ltd.	351,900	1,775,034
	QB Net Holdings Co. Ltd.	55,583	481,942
#	Raccoon Holdings, Inc.	14,300	58,519
#	Renaissance, Inc.	12,700	82,037
*	RenetJapanGroup, Inc.	3,600	21,643
#	Resol Holdings Co. Ltd.	1,200	54,563
	Resorttrust, Inc.	899,128	10,014,482
#	Rhythm Co. Ltd.	34,000	739,472
#	Ride On Express Holdings Co. Ltd.	3,400	21,436
#	Ringer Hut Co. Ltd.	66,900	948,339
	Rinnai Corp.	247,300	5,620,369
#	Riso Kyoiku Group Corp.	250,165	309,323
#	Rock Field Co. Ltd.	90,200	748,945
#	Roland Corp.	54,100	1,410,881
	Round One Corp.	851,714	4,626,046
#	Royal Holdings Co. Ltd.	316,800	2,777,139
#	Sac's Bar Holdings, Inc.	65,501	308,286
	Sagami Holdings Corp.	54,400	596,224
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Saizeriya Co. Ltd.	143,400	$4,670,620
	San Holdings, Inc.	101,100	894,423
	Sangetsu Corp.	287,250	5,468,123
	Sankyo Co. Ltd.	328,500	3,886,167
#	Sankyo Seiko Co. Ltd.	189,400	1,055,470
#	Sanoh Industrial Co. Ltd.	13,900	66,140
	Sanyo Shokai Ltd.	35,399	870,596
	Scroll Corp.	181,700	1,545,259
#	Sega Sammy Holdings, Inc.	264,548	3,835,325
	Seiko Group Corp.	321,962	11,959,767
	Seiren Co. Ltd.	272,600	5,533,140
	Seria Co. Ltd.	145,123	3,174,410
#	SFP Holdings Co. Ltd.	35,600	517,058
#*	Sharp Corp.	1,003,264	3,594,825
#	Shikibo Ltd.	32,326	220,099
#	Shoei Co. Ltd.	286,600	3,193,119
	Solvvy, Inc.	4,300	43,903
	SPK Corp.	97,200	789,912
	Sprix, Inc.	12,800	114,219
#	SRS Holdings Co. Ltd.	123,400	930,382
	St. Marc Holdings Co. Ltd.	68,600	1,177,063
	Stanley Electric Co. Ltd.	396,000	7,728,681
#	Step Co. Ltd.	56,800	830,237
	Suminoe Co. Ltd.	16,400	133,451
	Sumitomo Rubber Industries Ltd.	401,212	5,203,264
#	Suncall Corp.	75,837	827,467
#	Syuppin Co. Ltd.	20,000	140,271
#	T RAD Co. Ltd.	20,800	1,478,153
#	Tachikawa Corp.	65,400	1,066,904
	Tachi-S Co. Ltd.	125,140	1,637,794
#	Taiho Kogyo Co. Ltd.	22,801	173,484
#	Takashimaya Co. Ltd.	485,198	5,768,721
#	Tama Home Co. Ltd.	80,200	1,816,384
	Tamron Co. Ltd.	814,900	5,638,502
	TASUKI Holdings, Inc.	40,800	208,633
	Temairazu, Inc.	3,001	47,055
	Tigers Polymer Corp.	33,300	210,468
	Toa Corp. (6809 JP)	99,617	1,104,453
	Tokai Rika Co. Ltd.	291,800	5,382,711
#	Token Corp.	39,050	3,168,108
	Tokyo Base Co. Ltd.	65,900	177,013
	Tokyotokeiba Co. Ltd.	79,700	2,824,238
	Tomy Co. Ltd.	304,893	4,953,514
	Topre Corp.	181,900	2,764,382
#	Toridoll Holdings Corp.	179,800	4,646,542
	Tosho Co. Ltd.	78,501	418,316
	Toyoda Gosei Co. Ltd.	420,299	12,401,735
#	Toyota Boshoku Corp.	467,900	6,620,132
	TPR Co. Ltd.	223,324	1,751,070
72

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Treasure Factory Co. Ltd.	66,100	$721,557
	TS Tech Co. Ltd.	309,486	3,389,710
	TSI Holdings Co. Ltd.	251,695	2,120,068
	Tsuburaya Fields Holdings, Inc.	37,100	340,973
	Tsukada Global Holdings, Inc.	38,000	150,719
	Tsutsumi Jewelry Co. Ltd.	20,900	382,402
	Unipres Corp.	117,797	985,627
#	Unisia Holdings Co.	19,000	224,060
#	United Arrows Ltd.	114,300	1,802,284
#*	Universal Entertainment Corp.	111,800	524,090
	Valuence Holdings, Inc.	8,400	130,671
	VT Holdings Co. Ltd.	407,900	1,252,685
#	Wacoal Holdings Corp.	182,300	5,377,529
#	Waseda Academy Co. Ltd.	46,300	575,905
#	WATAMI Co. Ltd.	90,500	558,864
	Workman Co. Ltd.	9,366	426,546
	World Co. Ltd.	238,100	2,307,060
#	Xebio Holdings Co. Ltd.	92,304	587,421
	Yagi & Co. Ltd.	15,300	372,441
	Yamada Holdings Co. Ltd.	1,977,959	6,594,725
#	Yamae Group Holdings Co. Ltd.	78,200	1,426,563
	Yamaha Corp.	678,000	4,838,540
#	Yamato International, Inc.	7,200	25,717
	Yellow Hat Ltd.	402,900	3,899,518
#	Yondoshi Holdings, Inc.	27,420	323,945
	Yonex Co. Ltd.	238,000	4,029,935
	Yorozu Corp.	48,357	262,113
#	Yoshinoya Holdings Co. Ltd.	321,500	6,485,673
#	Yossix Holdings Co. Ltd.	27,600	569,480
*	Yutaka Giken Co. Ltd.	7,800	149,616
#	Zojirushi Corp.	81,800	823,833
TOTAL CONSUMER DISCRETIONARY			558,622,507
CONSUMER STAPLES — (7.3%)
#	Aeon Hokkaido Corp.	224,700	1,217,779
#	AFC-HD AMS Life Science Co. Ltd.	9,500	52,497
#	Ain Holdings, Inc.	37,201	1,348,846
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Albis Co. Ltd.	2,513	$39,551
	Arcs Co. Ltd.	201,000	4,368,002
	Ariake Japan Co. Ltd.	29,800	1,032,800
	Artnature, Inc.	10,200	52,563
	Axial Retailing, Inc.	353,900	2,547,592
	Belc Co. Ltd.	65,100	2,901,654
	Blue Zones Holdings Co. Ltd.	415,700	4,627,150
	Bourbon Corp.	25,500	470,271
#	Bull-Dog Sauce Co. Ltd.	10,400	119,753
	Calbee, Inc.	413,300	7,833,407
#	Cawachi Ltd.	56,609	1,080,455
	Chubu Shiryo Co. Ltd.	130,295	1,401,359
	Chuo Gyorui Co. Ltd.	7,000	169,087
	Coca-Cola Bottlers Japan Holdings, Inc.	237,901	5,158,229
	Cosmos Pharmaceutical Corp.	160,787	6,249,396
#	Cota Co. Ltd.	137,711	986,037
#	Create SD Holdings Co. Ltd.	101,753	2,125,770
#	Daikokutenbussan Co. Ltd.	32,300	993,071
#	DyDo Group Holdings, Inc.	92,700	1,498,841
	Earth Corp.	34,801	1,018,260
	Ebara Foods Industry, Inc.	3,800	61,034
#	Eco's Co. Ltd.	42,500	600,904
	Ensuiko Sugar Refining Co. Ltd.	64,300	205,762
	euglena Co. Ltd.	159,300	410,119
	Ezaki Glico Co. Ltd.	233,900	8,461,036
	Feed One Co. Ltd.	101,137	720,613
#	Fuji Co. Ltd.	88,300	1,147,595
	Fuji Oil Co. Ltd.	205,700	4,379,015
#	Fujicco Co. Ltd.	45,700	445,184
	Fujiya Co. Ltd.	3,700	57,051
	G-7 Holdings, Inc.	139,700	1,148,821
#	Genky DrugStores Co. Ltd.	98,200	2,283,532
	H2O Retailing Corp.	459,787	6,746,638
	Hagoromo Foods Corp.	15,800	347,047
	Halows Co. Ltd.	56,500	1,420,397
	Heiwado Co. Ltd.	171,100	2,899,662
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	1,019,420
	Hokuryo Co. Ltd.	6,700	115,165
	Hokuto Corp.	38,800	453,092
	House Foods Group, Inc.	222,800	4,277,376
73

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Imuraya Group Co. Ltd.	5,101	$76,546
	I-NE Co. Ltd.	1,600	11,090
	Ito En Ltd.	299	5,499
	Itoham Yonekyu Holdings, Inc.	136,680	4,553,855
	Iwatsuka Confectionery Co. Ltd.	15,400	312,912
	JM Holdings Co. Ltd.	137,700	1,193,957
	J-Oil Mills, Inc.	23,224	291,791
	Kadoya Sesame Mills, Inc.	4,800	49,095
#	Kagome Co. Ltd.	29,500	506,873
#	Kameda Seika Co. Ltd.	231,597	2,110,553
#	Kaneko Seeds Co. Ltd.	3,800	34,165
	Kanemi Co. Ltd.	1,200	28,723
#	Kanro, Inc.	81,000	572,715
	Kato Sangyo Co. Ltd.	137,600	5,379,531
#	Kenko Mayonnaise Co. Ltd.	57,177	774,956
#	Key Coffee, Inc.	7,500	94,410
#	Kibun Foods, Inc.	31,800	209,455
	Koike-ya, Inc.	600	17,804
#	Kose Holdings Corp.	154,100	5,497,062
#	Kotobuki Spirits Co. Ltd.	428,531	5,484,515
#	Kusuri No. Aoki Holdings Co. Ltd.	254,300	6,064,529
	Kyokuyo Co. Ltd.	52,500	1,511,583
#	Lacto Japan Co. Ltd.	44,400	942,067
	Life Corp.	215,800	3,546,338
#	Lifedrink Co., Inc.	78,500	692,453
	Lion Corp.	1,091,094	10,673,387
#	Mammy Mart Holdings Corp.	17,400	125,309
#*	Mandom Corp.	163,160	3,202,696
	Marudai Food Co. Ltd.	56,900	823,158
	Maxvalu Tokai Co. Ltd.	50,800	1,117,955
	Medical System Network Co. Ltd.	14,100	47,128
	Megmilk Snow Brand Co. Ltd.	117,400	2,359,032
#	Meito Co. Ltd.	43,900	902,651
	Milbon Co. Ltd.	126,252	2,059,723
	Mitsui DM Sugar Co. Ltd.	82,290	1,741,984
	Miyoshi Oil & Fat Co. Ltd.	21,400	292,655
	Morinaga & Co. Ltd.	342,098	5,837,581
	Morinaga Milk Industry Co. Ltd.	390,300	11,777,877
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Morozoff Ltd.	800	$7,544
#	MTG Co. Ltd.	37,000	1,390,163
	Nakamuraya Co. Ltd.	699	14,104
#	Natori Co. Ltd.	30,500	360,625
	Nichimo Co. Ltd.	29,741	427,867
	Nichirei Corp.	1,088,986	13,087,553
	Niitaka Co. Ltd.	1,860	26,997
	Nippn Corp.	286,400	4,840,881
#	Nippon Beet Sugar Manufacturing Co. Ltd.	33,660	865,327
	Nisshin Oillio Group Ltd.	427,500	4,917,233
	Nisshin Seifun Group, Inc.	4,100	52,370
	Nissui Corp.	1,577,300	12,279,986
	Nitto Fuji Flour Milling Co. Ltd.	56,400	634,112
#	Noevir Holdings Co. Ltd.	62,000	1,731,552
#	Oenon Holdings, Inc.	175,100	464,627
	OIE Sangyo Co. Ltd.	22,000	321,164
#	Oisix ra daichi, Inc.	20,600	184,302
#	Okamura Foods Co. Ltd.	7,500	57,862
#	Okuwa Co. Ltd.	123,800	616,732
	OUG Holdings, Inc.	20,500	518,324
#	Pickles Holdings Co. Ltd.	23,500	166,656
#	Pigeon Corp.	347,925	3,756,330
	Premium Water Holdings, Inc.	13,000	283,379
	Prima Meat Packers Ltd.	149,600	2,387,114
#	Qol Holdings Co. Ltd.	91,401	1,025,036
	Retail Partners Co. Ltd.	13,600	112,423
	Riken Vitamin Co. Ltd.	133,100	2,352,973
	Rohto Pharmaceutical Co. Ltd.	239,100	3,515,957
#	Rokko Butter Co. Ltd.	36,000	258,087
	S Foods, Inc.	87,062	1,577,695
#	S&B Foods, Inc.	69,188	2,039,247
	Sakata Seed Corp.	101,700	2,666,187
	San-A Co. Ltd.	206,700	4,340,347
#	Sato Foods Co. Ltd.	800	36,478
#	Satudora Holdings Co. Ltd.	3,900	21,727
#	Shimadaya Corp.	26,801	291,277
#	Shinnihonseiyaku Co. Ltd.	43,100	547,781
#	Shinobu Foods Products Co. Ltd.	1,600	15,217
#	Shoei Foods Corp.	34,000	888,669
74

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Showa Sangyo Co. Ltd.	103,800	$2,035,015
#	ST Corp.	17,500	163,554
	Starzen Co. Ltd.	262,400	1,905,044
	STI Foods Holdings, Inc.	13,827	99,250
	Sundrug Co. Ltd.	228,800	5,504,620
	Takara Holdings, Inc.	720,277	8,119,867
#	Toho Co. Ltd. (8142 JP)	122,100	1,086,098
#	Torigoe Co. Ltd.	61,000	418,627
#	Transaction Co. Ltd.	173,400	1,249,068
	Umios Corp.	510,158	4,313,527
	United Super Markets Holdings, Inc.	185,114	968,062
	Valor Holdings Co. Ltd.	186,800	4,401,545
	Warabeya Nichiyo Holdings Co. Ltd.	61,160	1,084,838
#	Watahan & Co. Ltd.	70,300	630,027
	Wellneo Sugar Co. Ltd.	69,200	1,180,326
#	YAKUODO Holdings Co. Ltd.	29,101	328,350
#	Yamami Co.	13,800	362,924
#	Yamatane Corp.	114,400	1,475,751
	Yamaya Corp.	16,700	251,330
#	Yokorei Co. Ltd.	247,900	2,595,234
#*	Yoshimura Food Holdings KK	10,700	45,955
	Yuasa Funashoku Co. Ltd.	55,600	560,100
#	Yukiguni Factory Co. Ltd.	88,082	590,194
#	Yutaka Foods Corp.	3,900	52,682
TOTAL CONSUMER STAPLES			273,919,339
ENERGY — (1.0%)
	Itochu Enex Co. Ltd.	333,300	4,055,680
	Iwatani Corp.	851,349	10,466,115
	Japan Petroleum Exploration Co. Ltd.	754,700	10,796,728
	Mitsuuroko Group Holdings Co. Ltd.	195,200	2,477,327
#*	Nippon Coke & Engineering Co. Ltd.	597,900	395,498
	Sala Corp.	241,101	1,593,955
	San-Ai Obbli Co. Ltd.	355,900	5,236,980
#	Sinanen Holdings Co. Ltd.	40,800	1,807,361
		Shares	Value»
ENERGY — (Continued)
	Toyo Kanetsu KK	64,000	$1,112,203
TOTAL ENERGY			37,941,847
FINANCIALS — (11.5%)
	77 Bank Ltd.	652,356	12,558,489
	AEON Financial Service Co. Ltd.	492,200	4,894,734
	Aichi Financial Group, Inc.	294,500	2,793,851
#	Aizawa Securities Group Co. Ltd.	89,400	826,449
	Akatsuki Corp.	130,500	541,403
#	Akita Bank Ltd.	78,040	2,725,244
#	Anicom Holdings, Inc.	240,129	2,302,406
#	Aozora Bank Ltd.	290,700	4,690,323
	Awa Bank Ltd.	133,628	5,421,651
	Bank of Iwate Ltd.	244,328	3,076,582
	Bank of Kochi Ltd.	4,200	28,632
	Bank of Nagoya Ltd.	174,687	6,523,063
	Bank of Saga Ltd.	54,720	1,785,046
#	Bank of the Ryukyus Ltd.	159,567	2,563,562
	CCI Group, Inc.	1,192,700	7,169,446
#	Chiba Kogyo Bank Ltd.	267,058	3,583,272
	Chugin Financial Group, Inc.	723,900	13,472,566
	Daishi Hokuetsu Financial Group, Inc.	1,299,700	16,205,054
	Daito Bank Ltd.	21,900	134,347
#	eGuarantee, Inc.	173,445	1,964,035
	Ehime Bank Ltd.	143,801	1,630,377
	Entrust, Inc.	40,500	284,896
	FIDEA Holdings Co. Ltd.	25,292	308,592
	Financial Partners Group Co. Ltd.	288,300	2,940,805
#	Fintech Global, Inc.	529,300	431,004
#	First Bank of Toyama Ltd.	286,100	4,715,228
#	FP Partner, Inc.	9,100	128,446
#	Fukui Bank Ltd.	34,962	838,131
	Fuyo General Lease Co. Ltd.	144,500	4,000,803
#	GMO Financial Gate, Inc.	6,838	249,262
#	GMO Financial Holdings, Inc.	187,100	1,230,753
#	GMO Payment Gateway, Inc.	43,500	2,184,889
	Hirogin Holdings, Inc.	1,328,400	15,692,917
#*	Hirose Tusyo, Inc.	17,300	419,298
75

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Hokuhoku Financial Group, Inc.	393,253	$14,991,957
*	HS Holdings Co. Ltd.	97,912	704,814
	Hyakugo Bank Ltd.	1,228,209	13,976,294
	Hyakujushi Bank Ltd.	383,200	5,839,422
#	Ichiyoshi Securities Co. Ltd.	57,800	488,097
	IwaiCosmo Holdings, Inc.	120,000	2,853,716
#	J Trust Co. Ltd.	357,834	1,529,358
	Jaccs Co. Ltd.	134,600	3,496,007
	JAFCO Group Co. Ltd.	424,400	5,835,065
#	Japan Investment Adviser Co. Ltd.	141,456	1,982,973
	Japan Securities Finance Co. Ltd.	435,800	5,999,714
	J-Lease Co. Ltd.	63,800	544,571
	Juroku Financial Group, Inc.	825,500	10,845,853
	Keiyo Bank Ltd.	307,515	4,262,579
	Kita-Nippon Bank Ltd.	30,306	910,441
	Kiyo Bank Ltd.	358,390	9,491,036
#	Kyokuto Securities Co. Ltd.	54,800	544,316
	Kyushu Financial Group, Inc.	1,187,677	9,699,220
	Kyushu Leasing Service Co. Ltd.	39,100	351,114
	M&A Capital Partners Co. Ltd.	66,500	1,372,594
	Marui Group Co. Ltd.	411,099	7,869,737
#	Marusan Securities Co. Ltd.	121,400	811,213
	Matsui Securities Co. Ltd.	330,701	1,945,232
#	Mercuria Holdings Co. Ltd.	7,600	36,704
#	Mito Securities Co. Ltd.	234,529	989,368
	Miyazaki Bank Ltd.	343,500	4,349,288
	Mizuho Leasing Co. Ltd.	832,100	7,565,758
	Monex Group, Inc.	49,600	212,945
	Muninova Holdings, Inc.	1,391,600	4,097,909
	Musashino Bank Ltd.	399,063	6,061,964
	Nanto Bank Ltd.	615,500	5,841,706
#	NEC Capital Solutions Ltd.	59,700	1,551,657
#*	Net Protections Holdings, Inc.	30,331	82,325
	Nihon M&A Center Holdings, Inc.	750,400	3,142,843
		Shares	Value»
FINANCIALS — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	651,700	$16,363,613
	North Pacific Bank Ltd.	1,293,400	8,223,880
	Ogaki Kyoritsu Bank Ltd.	144,800	6,482,741
	Oita Bank Ltd.	303,995	4,143,559
#	Okasan Securities Group, Inc.	656,700	3,791,770
	Okinawa Financial Group, Inc.	81,816	2,928,131
	Orient Corp.	218,274	1,417,154
	Premium Group Co. Ltd.	175,200	2,064,709
	Procrea Holdings, Inc.	59,807	1,373,632
	Ricoh Leasing Co. Ltd.	90,200	3,503,702
#	San ju San Financial Group, Inc.	413,252	4,237,366
	San-In Godo Bank Ltd.	882,500	10,607,559
#*	SBI ARUHI Corp.	67,200	370,705
#	SBI Insurance Group Co. Ltd.	21,700	294,686
	Senshu Ikeda Holdings, Inc.	1,101,428	6,480,472
#	Seven Bank Ltd.	2,968,399	5,012,507
	Shiga Bank Ltd.	1,143,500	14,097,945
	Shikoku Bank Ltd.	150,090	2,453,006
#	Shimizu Bank Ltd.	41,900	671,841
	Sparx Group Co. Ltd.	89,560	1,108,727
#	Strike Group Co. Ltd.	125,100	1,067,836
	Suruga Bank Ltd.	807,900	11,978,707
	Taiko Bank Ltd.	13,300	212,839
#	Tochigi Bank Ltd.	446,400	2,730,843
	Toho Bank Ltd.	818,000	3,491,575
	Tohoku Bank Ltd.	201	1,850
	Tokai Tokyo Financial Holdings, Inc.	861,501	3,881,505
	Tokyo Kiraboshi Financial Group, Inc.	143,338	10,667,289
	Tomato Bank Ltd.	4,700	46,991
	TOMONY Holdings, Inc.	835,943	4,720,500
	Towa Bank Ltd.	145,698	972,541
#	Toyo Securities Co. Ltd.	85,000	358,256
	Traders Holdings Co. Ltd.	67,720	452,284
#*	Transaction Media Networks, Inc.	7,700	15,281
#	Tsukuba Bank Ltd.	397,400	1,477,677
	Wellnet Corp.	76,000	316,328
76

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
#	Yamagata Bank Ltd.	37,900	$616,346
	Yamaguchi Financial Group, Inc.	468,030	8,042,144
#	Yamanashi Chuo Bank Ltd.	127,826	4,397,703
	Zenkoku Hosho Co. Ltd.	491,107	9,887,090
TOTAL FINANCIALS			429,556,636
HEALTH CARE — (3.3%)
	Alfresa Holdings Corp.	642,600	9,701,127
#	Amvis Holdings, Inc.	129,900	324,052
	As One Corp.	22,400	310,622
#	ASKA Pharmaceutical Holdings Co. Ltd.	119,100	2,202,294
#	Astena Holdings Co. Ltd.	189,100	582,933
	BML, Inc.	133,700	3,251,035
	CE Holdings Co. Ltd.	14,100	108,209
#	Charm Care Corp. KK	78,985	648,522
	Create Medic Co. Ltd.	7,000	53,887
#*	CUC, Inc.	7,800	46,522
	Daito Pharmaceutical Co. Ltd.	154,818	1,241,315
#	Elan Corp.	81,087	377,551
#	EM Systems Co. Ltd.	82,100	346,536
#	eWeLL Co. Ltd.	9,000	115,468
#	FALCO HOLDINGS Co. Ltd.	51,000	820,341
	FINDEX, Inc.	19,800	100,526
#	France Bed Holdings Co. Ltd.	44,755	365,666
#	Fuji Pharma Co. Ltd.	83,801	1,176,486
	Fukuda Denshi Co. Ltd.	100,200	6,467,116
#	Fuso Pharmaceutical Industries Ltd.	1,400	19,771
	H.U. Group Holdings, Inc.	29,400	586,583
	Hisamitsu Pharmaceutical Co., Inc.	6,068	232,684
#	Japan Animal Referral Medical Center Co. Ltd.	17,100	154,232
	Japan Lifeline Co. Ltd.	101,200	916,910
	Japan Medical Dynamic Marketing, Inc.	26,301	92,311
	Kaken Pharmaceutical Co. Ltd.	111,000	2,889,320
	Kanamic Network Co. Ltd.	113,100	395,630
		Shares	Value»
HEALTH CARE — (Continued)
	Kissei Pharmaceutical Co. Ltd.	165,200	$4,609,040
	Koa Shoji Holdings Co. Ltd.	4,100	22,520
	Kyorin Pharmaceutical Co. Ltd.	188,346	1,863,599
	Mani, Inc.	341,300	3,726,181
*	Medley, Inc.	13,322	191,440
#	Menicon Co. Ltd.	291,999	3,016,281
#	Mizuho Medy Co. Ltd.	56,000	634,384
	Mochida Pharmaceutical Co. Ltd.	68,523	1,474,088
#	Nagaileben Co. Ltd.	48,500	526,086
	Nakanishi, Inc.	234,199	4,137,577
	Nihon Kohden Corp.	213,000	1,983,939
	Nippon Shinyaku Co. Ltd.	244,500	7,496,537
	Nipro Corp.	393,106	3,816,112
#*	Nxera Pharma Co. Ltd.	382,800	2,384,017
#	PHC Holdings Corp.	149,496	953,187
	Rion Co. Ltd.	51,800	1,122,100
	Santen Pharmaceutical Co. Ltd.	632,500	6,518,214
	Sawai Group Holdings Co. Ltd.	421,300	5,673,454
	Seed Co. Ltd.	3,400	11,600
#	Seikagaku Corp.	181,100	812,430
#	Shin Nippon Biomedical Laboratories Ltd.	22,600	207,535
	Ship Healthcare Holdings, Inc.	126,700	1,885,490
	Shofu, Inc.	101,700	1,067,746
	Software Service, Inc.	18,600	1,341,063
	Solasto Corp.	250,260	1,797,634
	Suzuken Co. Ltd.	277,600	9,825,977
#	Tauns Laboratories, Inc.	42,300	131,959
#	Techno Medica Co. Ltd.	4,100	57,616
#	Toho Holdings Co. Ltd.	204,800	5,843,999
#	Tokai Corp.	105,000	1,762,555
	Towa Pharmaceutical Co. Ltd.	161,600	4,078,954
	Tsumura & Co.	213,540	4,980,583
#	Value HR Co. Ltd.	89,800	803,485
#	Vital KSK Holdings, Inc.	216,000	1,923,867
77

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	ZERIA Pharmaceutical Co. Ltd.	114,117	$1,573,929
TOTAL HEALTH CARE			121,782,827
INDUSTRIALS — (29.9%)
#	Advan Group Co. Ltd.	86,100	523,780
	Aichi Corp.	192,400	1,719,174
	Aida Engineering Ltd.	210,100	1,595,310
#	Airman Corp.	137,200	1,790,658
#	Airtech Japan Ltd.	30,300	236,434
#	AIT Corp.	44,300	625,181
	Alconix Corp.	133,500	2,120,585
#	Alinco, Inc.	9,300	60,522
	ALSOK Co. Ltd.	35,900	271,542
#	Altech Corp.	101,070	1,628,074
	Anest Iwata Corp.	204,800	2,072,803
#*	ARCHION Corp.	916,616	1,774,039
#	Artner Co. Ltd.	7,700	93,776
#	Asahi Diamond Industrial Co. Ltd.	194,700	1,612,596
#	Asahi Kogyosha Co. Ltd.	85,300	2,033,257
	Asanuma Corp.	338,000	1,994,568
#	ASIRO, Inc.	4,300	53,732
#	AZ-COM MARUWA Holdings, Inc.	72,600	416,321
#	Bando Chemical Industries Ltd.	191,600	2,480,450
#	Bell System24 Holdings, Inc.	163,000	1,556,345
#	Bewith, Inc.	5,300	63,759
	Bunka Shutter Co. Ltd.	323,000	3,806,640
	Career Design Center Co. Ltd.	14,300	220,546
#	Careerlink Co. Ltd.	28,200	421,987
	Central Glass Co. Ltd.	112,100	2,934,057
	Central Security Patrols Co. Ltd.	7,401	125,052
#*	Chiyoda Corp.	579,200	3,757,654
	Chiyoda Integre Co. Ltd.	66,200	1,270,709
#	Chori Co. Ltd.	65,300	1,775,285
	Chudenko Corp.	165,700	5,034,128
#	Chugai Ro Co. Ltd.	19,700	593,369
#	Chuo Warehouse Co. Ltd.	35,900	454,908
	CKD Corp.	188,200	7,292,398
#	CMC Corp.	17,400	207,797
	Copro-Holdings Co. Ltd.	67,400	359,902
#	Cosel Co. Ltd.	74,200	603,164
#	Creek & River Co. Ltd.	43,800	372,667
		Shares	Value»
INDUSTRIALS — (Continued)
#	CTI Engineering Co. Ltd.	132,800	$2,390,385
#	CTS Co. Ltd.	130,700	723,087
	Dai-Dan Co. Ltd.	355,100	6,342,097
	Daiei Kankyo Co. Ltd.	67,700	1,626,280
	Daihatsu Infinearth Mfg Co. Ltd.	89,700	1,710,900
	Daiho Corp.	297,800	1,410,736
	Dai-Ichi Cutter Kogyo KK	21,347	195,106
#	Daiichi Jitsugyo Co. Ltd.	149,400	3,054,032
	Daiichi Kensetsu Corp.	36,500	861,769
	Daiseki Co. Ltd.	268,755	7,197,048
	Daisue Construction Co. Ltd.	42,400	928,402
	Daiwa Industries Ltd.	170,300	2,081,845
	Denyo Co. Ltd.	93,400	2,146,047
#	Dip Corp.	149,998	1,742,871
	DMG Mori Co. Ltd.	517,200	9,637,731
#	DMW Corp.	4,800	171,539
	Duskin Co. Ltd.	176,700	4,447,417
#	Ebara Jitsugyo Co. Ltd.	129,600	1,984,916
	EJ Holdings, Inc.	58,000	627,997
	en, Inc.	61,899	432,701
	Endo Lighting Corp.	53,100	955,507
#	Envipro Holdings, Inc.	14,100	98,613
	ERI Holdings Co. Ltd.	25,100	670,315
	EXEO Group, Inc.	919,772	16,886,799
	F&M Co. Ltd.	44,400	593,263
#	Fudo Tetra Corp.	71,880	1,362,180
	Fuji Corp. (6134 JP)	2,000	77,916
	Fukuda Corp.	52,300	2,802,622
	Fukuvi Chemical Industry Co. Ltd.	8,200	50,944
	Fukuyama Transporting Co. Ltd.	78,226	2,598,770
#	FULLCAST Holdings Co. Ltd.	105,800	1,099,299
#	Funai Soken Holdings, Inc.	451,040	3,217,966
#	Furukawa Co. Ltd.	98,272	2,621,765
#	Futaba Corp.	148,900	658,781
	Gakken Holdings Co. Ltd.	135,200	831,928
#	Gakujo Co. Ltd.	29,600	302,303
	Galilei Co. Ltd.	151,100	3,442,740
#	Gecoss Corp.	95,900	986,621
#	Giken Ltd.	53,898	619,760
	Glory Ltd.	232,155	5,905,366
#	GMS Group Co. Ltd.	267,277	648,751
	grems, Inc.	42,400	762,609
78

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Hamakyorex Co. Ltd.	391,600	$4,295,821
	Hanwa Co. Ltd.	893,000	9,223,733
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	65,054
	Hazama Ando Corp.	815,100	9,882,124
	Hibiya Engineering Ltd.	135,500	2,602,873
	Hirakawa Hewtech Corp.	16,307	422,173
#	Hirano Tecseed Co. Ltd.	35,800	407,401
	Hirata Corp.	92,997	1,936,926
#	Hisaka Works Ltd.	95,000	972,492
	Hito Communications Holdings, Inc.	1,500	8,308
#	Hoden Seimitsu Kako Kenkyusho Co. Ltd.	8,500	160,258
#	Hokuriku Electrical Construction Co. Ltd.	89,040	962,633
	Hosokawa Micron Corp.	78,000	2,957,370
#	Howa Machinery Ltd.	50,600	491,273
	Ichiken Co. Ltd.	34,194	608,715
#	Ichinen Holdings Co. Ltd.	121,200	1,670,662
#	IDEA Consultants, Inc.	1,200	27,754
	Idec Corp.	148,500	3,170,570
#	Iino Kaiun Kaisha Ltd.	453,500	4,759,448
	Inaba Denki Sangyo Co. Ltd.	616,300	10,396,874
#	Inaba Seisakusho Co. Ltd.	3,301	35,058
	Inabata & Co. Ltd.	264,900	6,530,174
#	Infomart Corp.	908,400	2,522,479
	INFRONEER Holdings, Inc.	472,100	6,427,029
	Insource Co. Ltd.	234,900	1,029,232
*	Intloop, Inc.	1,200	14,598
#	Inui Global Logistics Co. Ltd.	85,780	830,637
#	Iseki & Co. Ltd.	88,049	954,638
	Ishikawa Seisakusho Ltd.	4,500	61,617
#	Itoki Corp.	218,300	4,434,966
#	Iwaki Co. Ltd.	56,800	988,683
	JAC Recruitment Co. Ltd.	416,700	2,300,287
	Japan Airport Terminal Co. Ltd.	273,187	8,779,190
	Japan Elevator Service Holdings Co. Ltd.	646,700	6,542,703
#	Japan Engine Corp.	14,900	1,181,526
		Shares	Value»
INDUSTRIALS — (Continued)
#	Japan Foundation Engineering Co. Ltd.	93,200	$437,339
	Japan Pulp & Paper Co. Ltd.	559,600	3,955,835
#	Japan Transcity Corp.	228,408	1,694,713
	JDC Corp.	187,000	697,208
	JGC Holdings Corp.	1,115,300	16,946,324
	JK Holdings Co. Ltd.	87,140	752,128
#	Juki Corp.	91,900	451,395
	Kamei Corp.	148,700	3,043,805
	Kamigumi Co. Ltd.	142,500	4,709,676
#	Kanaden Corp.	88,100	1,318,120
	Kanadevia Corp.	838,979	6,466,298
#	Kanagawa Chuo Kotsu Co. Ltd.	7,300	150,215
	Kaname Kogyo Co. Ltd.	1,300	12,401
	Kanamoto Co. Ltd.	138,400	4,079,716
	Kanematsu Corp.	919,050	12,641,620
	Katakura Industries Co. Ltd.	120,900	1,979,567
	Kato Works Co. Ltd.	31,000	281,283
	Kawada Technologies, Inc.	270,300	2,587,232
	Kawaden Corp.	4,300	61,393
	Keihan Holdings Co. Ltd.	361,322	7,489,981
	Keihin Co. Ltd.	4,500	85,136
	Keikyu Corp.	842,421	8,259,472
	Keio Corp.	2,147,080	10,122,237
#	Kimura Chemical Plants Co. Ltd.	66,200	550,386
	Kimura Unity Co. Ltd.	94,000	540,533
	King Jim Co. Ltd.	21,100	106,215
	Kitano Construction Corp.	57,888	426,749
	Kitz Corp.	366,900	4,939,528
#	Kobe Electric Railway Co. Ltd.	5,099	77,907
	Koike Sanso Kogyo Co. Ltd.	39,000	463,222
#	Kokuyo Co. Ltd.	111,400	554,883
#	Komatsu Wall Industry Co. Ltd.	82,700	1,375,243
	Komori Corp.	216,205	2,073,501
#	Kondotec, Inc.	114,200	1,056,485
	Konoike Transport Co. Ltd.	166,500	3,004,072
#	Kosaido Holdings Co. Ltd.	436,900	1,685,018
	Kozo Keikaku Engineering Holdings, Inc.	45,000	828,267
79

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	KPP Group Holdings Co. Ltd.	128,200	$794,405
	Kraftia Corp.	105,400	6,500,742
#	KRS Corp.	72,600	1,425,701
	Kumagai Gumi Co. Ltd.	793,600	7,608,556
#	Kyodo Printing Co. Ltd.	117,300	1,157,912
	Kyokuto Boeki Kaisha Ltd.	66,000	788,852
	Kyokuto Kaihatsu Kogyo Co. Ltd.	181,300	3,129,925
	Kyushu Railway Co.	38,200	876,841
#	LIKE, Inc.	27,500	276,999
#	Link & Motivation, Inc.	219,400	778,040
#	Lixil Corp.	990,900	10,232,018
	Luckland Co. Ltd.	6,900	63,183
#	Mabuchi Motor Co. Ltd.	862,536	8,117,735
#	Maezawa Industries, Inc.	49,300	570,410
#	Maezawa Kasei Industries Co. Ltd.	64,200	804,331
#	Maezawa Kyuso Industries Co. Ltd.	117,100	1,118,264
*	Makino Milling Machine Co. Ltd.	84,900	6,448,063
#	Management Solutions Co. Ltd.	44,600	377,673
	Marufuji Sheet Piling Co. Ltd.	2,000	11,880
	Maruzen Co. Ltd.	63,300	1,504,216
	Maruzen Showa Unyu Co. Ltd.	74,600	3,693,740
	Matching Service Japan Co. Ltd.	15,600	94,156
	Matsuda Sangyo Co. Ltd.	72,282	3,080,792
#	Matsui Construction Co. Ltd.	108,300	1,051,942
	Max Co. Ltd.	490,800	5,255,080
	Meidensha Corp.	201,710	11,020,577
	Meiho Facility Works Ltd.	9,500	59,328
#	Meiji Electric Industries Co. Ltd.	29,600	388,144
#*	Meiji Shipping Group Co. Ltd.	84,000	687,888
	Meisei Industrial Co. Ltd.	216,000	2,547,921
	MEITEC Group Holdings, Inc.	407,000	8,151,298
#	Meiwa Corp.	145,600	772,443
	METAWATER Co. Ltd.	125,100	2,705,970
		Shares	Value»
INDUSTRIALS — (Continued)
#	Midac Holdings Co. Ltd.	42,500	$574,538
#	Mie Kotsu Group Holdings, Inc.	244,258	822,448
#	Mirai Industry Co. Ltd.	4,800	91,495
	Mirait One Corp.	491,735	12,671,327
	Mitani Corp.	294,600	4,865,995
#	Mitani Sangyo Co. Ltd.	101,900	455,503
	Mitsubishi Kakoki Kaisha Ltd.	104,500	2,143,103
	Mitsubishi Logistics Corp.	690,900	6,188,389
#	Mitsubishi Pencil Co. Ltd.	156,200	2,336,103
	Mitsuboshi Belting Ltd.	88,700	2,234,766
#	Mitsui Matsushima Holdings Co. Ltd.	313,000	2,708,447
	Mitsui-Soko Holdings Co. Ltd.	349,800	8,819,436
	Miura Co. Ltd.	326,200	6,755,638
#	Miyaji Engineering Group, Inc.	120,269	1,264,564
	Morita Holdings Corp.	200,100	3,215,179
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	15,300	202,964
#	NAC Co. Ltd.	88,200	291,810
	Nachi-Fujikoshi Corp.	65,300	2,121,846
	Nagase & Co. Ltd.	1,999,600	15,039,959
	Nagoya Railroad Co. Ltd.	995,411	11,242,277
#	Naikai Zosen Corp.	2,100	164,122
#	Nakabayashi Co. Ltd.	34,600	127,976
#	Nakakita Seisakusho Co. Ltd.	8,900	330,845
#	Nakamoto Packs Co. Ltd.	9,700	118,726
	Nakanishi Manufacturing Co. Ltd.	5,700	91,947
	Nakano Corp.	17,200	152,306
	Namura Shipbuilding Co. Ltd.	248,028	6,496,636
	NANKAI Co. Ltd.	490,900	9,307,031
	Narasaki Sangyo Co. Ltd.	25,400	699,982
#	Nareru Group, Inc.	11,500	166,046
	Nice Corp.	6,518	80,589
	Nichias Corp.	707,400	14,035,648
#	Nichiban Co. Ltd.	46,100	534,515
	Nichiden Corp.	62,001	923,602
	Nichiha Corp.	149,980	2,972,562
80

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nichireki Group Co. Ltd.	144,700	$1,873,560
#	Nihon Dengi Co. Ltd.	236,800	3,644,209
#	Nihon Flush Co. Ltd.	39,245	198,753
	Nikkiso Co. Ltd.	252,900	4,298,603
	Nikko Co. Ltd.	152,044	775,919
#	Nikkon Holdings Co. Ltd.	563,000	18,191,223
	Nippi, Inc.	11,900	894,698
#	Nippon Air Conditioning Services Co. Ltd.	160,700	1,589,954
	Nippon Aqua Co. Ltd.	10,900	47,983
#	Nippon Carbon Co. Ltd.	5,600	171,512
	Nippon Densetsu Kogyo Co. Ltd.	211,501	6,602,686
#	Nippon Dry-Chemical Co. Ltd.	70,400	1,334,793
	Nippon Kanzai Holdings Co. Ltd.	2,500	46,206
	Nippon Parking Development Co. Ltd.	1,074,800	1,701,235
#	Nippon Rietec Co. Ltd.	40,200	693,319
#	Nippon Seisen Co. Ltd.	63,200	570,346
	Nippon Sharyo Ltd.	24,425	579,655
#*	Nippon Sheet Glass Co. Ltd.	467,000	1,433,194
	Nippon Thompson Co. Ltd.	212,837	1,500,766
	Nippon Tungsten Co. Ltd.	6,700	82,870
	Nishimatsu Construction Co. Ltd.	146,100	5,373,435
	Nishi-Nippon Railroad Co. Ltd.	244,100	4,471,461
	Nishio Holdings Co. Ltd.	92,700	2,557,259
	Nissei ASB Machine Co. Ltd.	48,700	2,528,275
	Nisshinbo Holdings, Inc.	700,780	9,243,950
#	Nisso Holdings Co. Ltd.	18,400	71,096
	Nitta Corp.	105,700	3,004,554
	Nitto Boseki Co. Ltd.	20,600	3,784,855
	Nitto Kogyo Corp.	145,000	4,194,267
#	Nitto Kohki Co. Ltd.	4,500	45,985
	Nitto Seiko Co. Ltd.	94,773	461,660
#	Nittoc Construction Co. Ltd.	117,600	886,228
		Shares	Value»
INDUSTRIALS — (Continued)
#	Nittoku Co. Ltd.	50,398	$787,134
	No.1 Co. Ltd.	1,800	18,607
	Noda Corp.	112,400	483,276
	Nomura Co. Ltd.	190,900	1,425,984
	Nomura Micro Science Co. Ltd.	56,700	1,336,877
	Noritake Co. Ltd.	216,000	4,754,686
	NS Tool Co. Ltd.	300	1,665
#	NS United Kaiun Kaisha Ltd.	56,300	2,741,048
	NSK Ltd.	1,755,632	14,259,875
	NTN Corp.	1,900,100	4,638,621
#	Obara Group, Inc.	55,100	1,947,776
	Ochi Holdings Co. Ltd.	2,600	23,225
	Odawara Engineering Co. Ltd.	1,200	15,240
#	Ohba Co. Ltd.	76,500	604,556
	Ohmoto Gumi Co. Ltd.	24,600	265,719
	Oiles Corp.	115,870	1,922,480
#	Okabe Co. Ltd.	176,501	1,069,807
#	Okada Aiyon Corp.	33,400	469,026
	Okamoto Machine Tool Works Ltd.	15,500	417,354
	Okamura Corp.	330,800	5,308,078
	OKUMA Corp.	234,600	6,732,228
	Okumura Corp.	177,480	6,976,208
	Onamba Co. Ltd.	1,400	16,770
	One Career, Inc.	12,600	147,252
#	Onoken Co. Ltd.	19,000	169,364
	Open Up Group, Inc.	42,200	471,596
#	Oriental Consultants Holdings Co. Ltd.	12,200	238,957
	Oriental Shiraishi Corp.	703,200	1,670,118
#	OSG Corp.	330,100	6,903,605
	Oyo Corp.	125,800	2,199,625
	Paraca, Inc.	3,100	39,994
	Park24 Co. Ltd.	660,672	7,769,163
	Parker Corp.	52,200	461,251
#	Pasona Group, Inc.	123,400	1,285,919
#	Pegasus Co. Ltd.	80,419	451,744
	Penta-Ocean Construction Co. Ltd.	1,498,652	16,791,268
#	People Dreams & Technologies Group Co. Ltd.	5,800	56,880
	Persol Holdings Co. Ltd.	1,026,665	1,528,108
	Pilot Corp.	53,099	1,619,683
	Prestige International, Inc.	565,200	2,400,406
#	Pronexus, Inc.	81,700	559,727
	PS Construction Co. Ltd.	70,560	1,208,329
81

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Quick Co. Ltd.	231,000	$1,241,643
	Raito Kogyo Co. Ltd.	253,900	6,187,191
	Raiznext Corp.	246,800	3,560,445
#	Rasa Corp.	61,100	705,788
#	Rheon Automatic Machinery Co. Ltd.	80,801	786,393
#	Rix Corp.	20,300	433,598
	Ryobi Ltd.	95,640	1,558,601
#	Sakai Heavy Industries Ltd.	29,900	388,696
	Sakai Moving Service Co. Ltd.	125,000	2,321,487
#	Sanki Engineering Co. Ltd.	692,700	10,674,868
	Sanko Gosei Ltd.	107,300	593,829
	Sanko Metal Industrial Co. Ltd.	70,500	559,850
#	Sankyo Tateyama, Inc.	135,505	568,958
	Sankyu, Inc.	235,900	12,676,658
	Sanoyas Holdings Corp.	10,000	19,942
	Sansei Technologies, Inc.	54,578	738,329
	Sansha Electric Manufacturing Co. Ltd.	19,600	130,797
#	Sanyo Denki Co. Ltd.	145,200	6,428,269
#	Sanyo Electric Railway Co. Ltd.	76,298	960,318
	Sanyo Engineering & Construction, Inc.	48,000	481,034
	Sanyo Industries Ltd.	5,800	162,322
#	Sanyo Trading Co. Ltd.	112,439	1,119,952
#	Sata Construction Co. Ltd.	86,199	583,411
	Sato Corp.	58,500	777,782
#	Sato Shoji Corp.	83,100	1,457,132
	SBI Leasing Services Co. Ltd.	13,600	222,189
#	SBS Holdings, Inc.	104,600	2,787,312
	SEC Carbon Ltd.	36,800	588,180
	Seibu Electric & Machinery Co. Ltd.	10,300	189,868
	Seibu Giken Co. Ltd.	5,600	75,818
#	Seika Corp.	123,600	2,361,403
	Seikitokyu Kogyo Co. Ltd.	78,730	730,281
	Seiko Electric Co. Ltd.	25,000	404,506
	Seino Holdings Co. Ltd.	336,000	5,150,059
	Sekisui Jushi Corp.	176,701	2,365,625
	Senko Group Holdings Co. Ltd.	649,000	7,682,308
		Shares	Value»
INDUSTRIALS — (Continued)
#	Senshu Electric Co. Ltd.	67,900	$2,646,901
	Shibaura Machine Co. Ltd.	105,100	2,820,862
#	Shibusawa Logistics Corp.	214,800	1,742,723
	Shibuya Corp.	63,100	1,371,659
	Shima Seiki Manufacturing Ltd.	27,610	164,901
#	Shimojima Co. Ltd.	18,595	153,592
	Shin Maint Holdings Co. Ltd.	29,200	192,359
	Shin Nippon Air Technologies Co. Ltd.	144,960	3,317,642
	Shinki Bus Co. Ltd.	1,300	16,373
	Shinmaywa Industries Ltd.	330,700	5,406,065
	Shinnihon Corp.	164,700	2,028,625
	Shinsho Corp.	86,100	1,272,197
	Shinwa Co. Ltd. (3447 JP)	53,900	336,309
	Shinwa Co. Ltd. (7607 JP)	57,400	1,110,139
#	SHO-BOND Holdings Co. Ltd.	589,800	4,988,945
#	SIGMAXYZ Holdings, Inc.	353,000	1,446,500
	Sinfonia Technology Co. Ltd.	117,700	10,819,422
#	Sinko Industries Ltd.	334,100	2,606,567
	Sintokogio Ltd.	167,500	1,055,001
	Skymark Airlines, Inc.	9,100	18,964
#	SMS Co. Ltd.	187,500	2,136,296
#	Soda Nikka Co. Ltd.	105,700	682,468
	Sodick Co. Ltd.	188,900	1,867,344
	Sotetsu Holdings, Inc.	423,100	7,130,122
#	Space Co. Ltd.	74,362	702,327
#	S-Pool, Inc.	19,501	29,565
#	Studio Alice Co. Ltd.	31,000	354,799
#	Subaru Enterprise Co. Ltd.	32,700	711,402
#	Sugimoto & Co. Ltd.	109,700	852,969
	Sumitomo Heavy Industries Ltd.	282,851	9,569,870
	Sumitomo Warehouse Co. Ltd.	313,800	7,562,200
	Suzumo Machinery Co. Ltd.	1,800	12,332
	SWCC Corp.	163,900	16,776,267
	Tacmina Corp.	700	6,995
	Tadano Ltd.	324,000	2,840,414
	Taihei Dengyo Kaisha Ltd.	170,600	3,123,995
82

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Taikisha Ltd.	279,700	$6,212,630
	Taisei Oncho Co. Ltd.	13,600	452,507
#	Takamatsu Construction Group Co. Ltd.	82,400	1,764,696
#	Takamiya Co. Ltd.	23,522	59,130
#	Takaoka Toko Co. Ltd.	50,180	2,422,846
#	Takara & Co. Ltd.	57,955	1,251,853
	Takara Standard Co. Ltd.	204,600	3,869,102
#	Takashima & Co. Ltd.	145,198	728,527
	Takeuchi Manufacturing Co. Ltd.	199,600	8,997,737
	Takigami Steel Construction Co. Ltd.	3,700	168,193
	Tanabe Engineering Corp.	39,500	653,481
	Tanseisha Co. Ltd.	213,949	1,957,078
#	Techno Ryowa Ltd.	63,390	2,809,279
	Techno Smart Corp.	28,200	342,408
#	Technoflex Corp.	8,100	245,917
#	Teikoku Corp.	104,200	1,833,876
#	Teikoku Sen-I Co. Ltd.	110,000	1,922,945
	Tekken Corp.	42,100	1,308,243
#	Tenpos Holdings Co. Ltd.	4,400	104,340
#	Terasaki Electric Co. Ltd.	24,300	623,719
#	Tess Holdings Co. Ltd.	147,298	734,786
	TKC Corp.	176,101	4,035,197
	Toa Corp. (1885 JP)	300,900	5,376,309
	TOA ROAD Corp.	5,000	50,156
	Toba, Inc.	2,000	48,417
	TOBISHIMA HOLDINGS, Inc.	50,591	649,493
	Tobu Railway Co. Ltd.	209,015	3,732,601
	Tocalo Co. Ltd.	357,200	7,126,479
	Toda Corp.	1,032,200	9,371,027
	Toenec Corp.	237,600	3,702,049
	Togami Electric Manufacturing Co. Ltd.	14,700	595,792
	TOKAI Holdings Corp.	514,900	3,741,580
	Tokyo Energy & Systems, Inc.	89,500	1,078,809
	Tokyo Keiki, Inc.	42,100	2,034,479
#	Tokyo Sangyo Co. Ltd.	113,600	639,229
	Tokyu Construction Co. Ltd.	293,500	2,770,552
	Toli Corp.	215,200	883,191
#	Tomoe Corp.	141,800	1,829,712
		Shares	Value»
INDUSTRIALS — (Continued)
#	Tomoe Engineering Co. Ltd.	127,100	$1,434,324
	Torishima Pump Manufacturing Co. Ltd.	95,500	1,968,814
	Totech Corp.	140,600	3,434,026
	Totetsu Kogyo Co. Ltd.	133,900	4,725,656
	Toyo Denki Seizo KK	26,900	431,043
#	Toyo Tanso Co. Ltd.	59,900	2,333,730
	Transcosmos, Inc.	79,500	1,940,862
	TRE Holdings Corp.	188,200	1,926,844
	Trinity Industrial Corp.	29,600	246,470
	Trusco Nakayama Corp.	215,700	2,978,015
#*	Tsubaki Nakashima Co. Ltd.	32,100	66,975
	Tsubakimoto Chain Co.	454,775	6,817,342
#	Tsubakimoto Kogyo Co. Ltd.	82,700	1,463,325
	Tsugami Corp.	227,500	6,823,651
	Tsukishima Holdings Co. Ltd.	104,800	2,095,153
	Tsurumi Manufacturing Co. Ltd.	199,800	2,783,381
	Ueki Corp.	60,800	976,217
#	UNISOL Holdings Corp.	77,545	1,073,123
	Ushio, Inc.	481,400	9,693,604
#	UT Group Co. Ltd.	2,459,500	2,912,535
#*	Visional, Inc.	110,900	5,236,903
	Wakachiku Construction Co. Ltd.	72,400	1,671,496
	Wakita & Co. Ltd.	187,900	2,172,972
#	WDB Holdings Co. Ltd.	14,600	139,151
	Weathernews, Inc.	133,800	1,732,275
#	West Holdings Corp.	126,603	2,341,865
#	Will Group, Inc.	31,907	230,298
	World Holdings Co. Ltd.	38,600	632,830
*	W-Scope Corp.	223,500	327,216
	Yahagi Construction Co. Ltd.	153,300	2,095,159
	YAMABIKO Corp.	206,328	5,138,311
#	YAMADA Consulting Group Co. Ltd.	22,300	232,210
#	Yamato Corp.	99,500	1,365,094
#	Yamaura Corp.	14,400	132,806
#	Yamazen Corp.	330,500	3,245,824
	Yasuda Logistics Corp.	99,100	1,393,457
83

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Yokogawa Bridge Holdings Corp.	185,600	$3,477,228
	Yondenko Corp.	162,360	2,123,057
	Yuasa Co. Ltd.	96,800	3,694,127
	Yuken Kogyo Co. Ltd.	1,400	26,938
	Yurtec Corp.	254,300	4,073,230
#	Yushin Co.	14,600	62,296
	Zaoh Co. Ltd.	14,000	232,510
#	Zenitaka Corp.	14,700	859,917
#	Zero Co. Ltd.	8,500	181,060
TOTAL INDUSTRIALS			1,112,429,996
INFORMATION TECHNOLOGY — (13.2%)
	A&D HOLON Holdings Co. Ltd.	135,200	2,483,550
#	Ad-sol Nissin Corp.	86,816	821,621
	Adtec Plasma Technology Co. Ltd.	16,300	279,403
#	Advanced Media, Inc.	19,200	132,355
	Ai Holdings Corp.	193,700	3,338,835
	Aichi Tokei Denki Co. Ltd.	44,837	828,726
#	AIMECHATEC Ltd.	34,200	1,402,851
	Aiphone Co. Ltd.	66,100	1,178,647
#	Allied Telesis Holdings KK	117,000	200,144
#	Alpha Systems, Inc.	28,720	606,235
	Alps Alpine Co. Ltd.	989,842	14,853,781
	Amano Corp.	286,000	6,537,908
#	AOI Electronics Co. Ltd.	18,000	324,610
#	Appier Group, Inc.	277,728	1,592,789
	Argo Graphics, Inc.	410,400	3,545,092
	Arisawa Manufacturing Co. Ltd.	193,300	3,365,433
#	Asteria Corp.	7,400	70,854
	Aval Data Corp.	2,000	37,662
#	Avant Group Corp.	107,800	882,590
	Base Co. Ltd.	29,201	595,387
	baudroie, Inc.	24,800	316,866
	BIPROGY, Inc.	185,433	5,333,011
	Broadband Tower, Inc.	75,700	119,659
	Broadleaf Co. Ltd.	194,400	1,124,557
#	Buffalo, Inc.	54,200	854,756
	Business Brain Showa-Ota, Inc.	122,400	715,313
#	Business Engineering Corp.	79,700	614,213
	CAC Holdings Corp.	74,200	849,129
#	CDS Co. Ltd.	11,600	134,932
#	Celsys, Inc.	164,100	1,418,756
	Change Holdings, Inc.	10,200	58,905
#	Chino Corp.	66,600	672,468
	Citizen Watch Co. Ltd.	1,178,200	13,650,710
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	CMK Corp.	228,100	$921,731
	Computer Engineering & Consulting Ltd.	159,900	1,980,499
#	Computer Institute of Japan Ltd.	304,417	967,301
#	Comture Corp.	155,380	1,352,383
#	Core Concept Technologies, Inc.	15,200	134,889
#	Core Corp.	39,200	512,866
	Cresco Ltd.	163,700	1,423,896
#	Cross Cat Co. Ltd.	5,000	30,249
	Cyberlinks Co. Ltd.	2,200	13,750
#	Cybozu, Inc.	123,700	1,648,551
#	Daishinku Corp.	132,396	617,633
	Daitron Co. Ltd.	111,200	2,078,038
	Daiwabo Holdings Co. Ltd.	533,800	10,870,027
#	Densan System Holdings Co. Ltd.	15,400	281,288
	Dentsu Soken, Inc.	283,800	3,991,393
	Dexerials Corp.	457,900	7,146,364
	Digital Arts, Inc.	63,500	2,270,034
#	Digital Garage, Inc.	82,600	1,305,301
#	Digital Hearts Holdings Co. Ltd.	12,100	64,359
	Digital Information Technologies Corp.	88,500	511,853
#	DKK Co. Ltd.	6,600	140,809
	DKK-Toa Corp.	3,400	18,931
#	Double Standard, Inc.	4,400	38,102
	DTS Corp.	965,900	6,294,659
#	Ebase Co. Ltd.	20,438	52,238
	Eizo Corp.	170,100	2,238,921
	Elecom Co. Ltd.	171,900	1,779,910
#	Enomoto Co. Ltd.	21,883	461,807
#	ESPEC Corp.	102,200	2,173,991
#*	ExaWizards, Inc.	166,700	774,384
	Ferrotec Corp.	226,400	10,915,112
#	FFRI Security, Inc.	7,100	268,472
#	Fixstars Corp.	110,800	900,518
#	Focus Systems Corp.	50,500	488,236
#	Forval Corp.	33,600	229,072
#*	Fronteo, Inc.	47,800	237,143
	FTGroup Co. Ltd.	51,000	368,846
	Fukui Computer Holdings, Inc.	45,300	951,504
	Furuno Electric Co. Ltd.	117,900	5,470,434
	Furuya Metal Co. Ltd.	71,601	3,387,887
#	Future Corp.	262,200	2,559,933
#	Global Security Experts, Inc.	13,000	212,130
	GLtechno Holdings, Inc.	45,500	1,509,019
84

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	GMO GlobalSign Holdings KK	1,600	$19,562
	GMO internet group, Inc.	323,420	6,401,184
#	Gunosy, Inc.	89,700	293,269
#	Hakuto Co. Ltd.	65,700	1,756,496
	Hibino Corp.	13,700	276,656
	Himacs Ltd.	960	7,280
#	Hioki EE Corp.	58,300	4,155,328
#	Hochiki Corp.	251,400	3,096,305
	Hokuriku Electric Industry Co. Ltd.	17,739	311,117
	Hosiden Corp.	271,400	4,820,206
	HPC Systems, Inc.	3,100	50,874
	Human Technologies, Inc.	2,500	23,858
#	Icom, Inc.	30,100	582,072
#	ID Holdings Corp.	90,900	584,319
#	I'll, Inc.	27,490	421,281
#	IMV Corp.	14,900	334,769
	Ines Corp.	106,400	1,404,516
	Innotech Corp.	80,300	1,487,752
#	Intelligent Wave, Inc.	50,000	311,191
	Iriso Electronics Co. Ltd.	100,200	2,158,124
#	ISB Corp.	42,600	583,068
#	Itfor, Inc.	159,600	1,759,559
	Japan Aviation Electronics Industry Ltd.	254,500	3,891,032
#	Japan Business Systems, Inc.	19,300	176,044
#	Japan Cash Machine Co. Ltd.	76,500	476,285
	Japan Electronic Materials Corp.	50,300	2,317,560
	Japan Material Co. Ltd.	381,600	4,393,555
#	Japan System Techniques Co. Ltd.	74,300	906,374
	JBCC Holdings, Inc.	344,900	2,652,402
	Jeol Ltd.	181,000	7,281,030
	JFE Systems, Inc.	23,900	290,857
	Justsystems Corp.	64,500	1,533,629
	Kaga Electronics Co. Ltd.	191,000	5,114,870
	KEL Corp.	1,600	14,504
	Koa Corp.	143,000	1,723,020
#	Kohoku Kogyo Co. Ltd.	25,200	885,072
	Konica Minolta, Inc.	1,542,900	4,906,372
	KSK Co. Ltd.	3,000	84,587
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Kyosan Electric Manufacturing Co. Ltd.	150,300	$672,661
#	Kyowa Electronic Instruments Co. Ltd.	50,400	243,878
	Macnica Holdings, Inc.	30,982	523,350
	Marubun Corp.	30,400	226,850
	Maruwa Co. Ltd.	3,300	1,558,942
	Maxell Ltd.	192,711	2,462,376
	Megachips Corp.	43,400	2,705,399
	Meiko Electronics Co. Ltd.	123,200	24,874,943
	Micronics Japan Co. Ltd.	138,900	11,678,094
#	MIMAKI ENGINEERING Co. Ltd.	101,100	968,793
#	Miraini Holdings Co. Ltd.	143,527	1,729,970
#	Miroku Jyoho Service Co. Ltd.	97,600	1,065,229
#	Mitachi Co. Ltd.	12,500	149,898
	Mitsubishi Research Institute, Inc.	46,400	1,332,005
#	Mitsui High-Tec, Inc.	74,899	312,091
	m-up Holdings, Inc.	322,600	1,494,336
#	Nagano Keiki Co. Ltd.	74,900	1,473,206
#	NCD Co. Ltd./Shinagawa	31,500	494,913
#*	NE, Inc.	29,400	57,809
#	Needs Well, Inc.	53,400	154,983
	NEOJAPAN, Inc.	1,800	17,670
	New Cosmos Electric Co. Ltd.	500	18,569
#	NF Holdings Corp.	2,700	23,758
	Nichicon Corp.	152,500	2,332,604
#	Nihon Dempa Kogyo Co. Ltd.	76,900	935,331
	Nihon Denkei Co. Ltd.	35,400	544,728
#	Nippon Avionics Co. Ltd.	28,800	1,211,218
	Nippon Chemi-Con Corp.	86,791	1,473,653
	Nippon Electric Glass Co. Ltd.	362,636	18,930,469
#	Nippon Information Development Co. Ltd.	12,600	198,055
#	Nippon Kodoshi Corp.	38,800	1,580,485
	Nippon Signal Co. Ltd.	210,565	2,268,627
#	Nissha Co. Ltd.	30,100	242,072
	Nohmi Bosai Ltd.	8,200	215,514
#	NPC, Inc.	39,200	189,167
	NSD Co. Ltd.	458,760	7,875,284
85

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	NSW, Inc.	41,700	$652,559
#	Ohara, Inc.	42,400	332,228
	Oki Electric Industry Co. Ltd.	348,864	7,547,172
	ONO Sokki Co. Ltd.	8,200	42,825
	Optex Group Co. Ltd.	156,300	2,907,461
*	Optim Corp.	3,500	9,568
#	Oro Co. Ltd.	9,501	121,715
	Osaki Electric Co. Ltd.	105,040	1,372,045
#	Oval Corp.	34,900	156,824
#*	Oxide Corp.	3,300	97,984
#*	PKSHA Technology, Inc.	15,600	329,308
#*	Plaid, Inc.	13,500	46,024
#	Plus Alpha Consulting Co. Ltd.	54,500	762,661
#	Pole To Win Holdings, Inc.	17,800	34,258
#	Pro-Ship, Inc.	89,800	874,609
	Rakus Co. Ltd.	741,602	4,098,013
	Restar Corp.	93,600	1,718,378
	Riken Keiki Co. Ltd.	158,800	3,410,630
#	Riso Kagaku Corp.	63,300	421,805
	Rorze Corp.	287,003	6,879,858
	RS Technologies Co. Ltd.	41,300	1,598,671
	RYODEN Corp.	89,200	2,019,348
	Ryoyo Ryosan Holdings, Inc.	92,303	1,597,997
	Ryoyu Systems Co. Ltd.	1,200	23,483
*	SAAF Holdings Co. Ltd.	19,500	37,668
#	Sakura Internet, Inc.	14,900	298,313
#	Samco, Inc.	20,900	1,553,456
#*	Sanken Electric Co. Ltd.	98,099	5,911,789
*	Sansan, Inc.	215,200	1,745,004
#	Sanshin Electronics Co. Ltd.	66,400	1,144,546
#	Santec Holdings Corp.	20,400	3,659,329
	SAXA, Inc.	71,400	988,490
	Segue Group Co. Ltd.	11,000	37,014
#	Seikoh Giken Co. Ltd.	13,900	2,584,861
	SEMITEC Corp.	28,400	436,719
	SERAKU Co. Ltd.	6,800	57,837
	Shibaura Mechatronics Corp.	309,000	9,600,031
#*	SHIFT, Inc.	251,000	1,061,371
#	Shindengen Electric Manufacturing Co. Ltd.	18,300	385,440
#	Shinko Shoji Co. Ltd.	171,700	1,792,758
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Shizuki Electric Co., Inc.	25,400	$180,499
	Siix Corp.	163,801	1,342,487
*	Simplex Holdings, Inc.	490,900	2,753,666
#	SK-Electronics Co. Ltd.	40,400	869,065
#	Smaregi, Inc.	5,300	81,415
#	SMK Corp.	5,549	118,815
#	Socionext, Inc.	678,077	8,251,689
#	Softcreate Holdings Corp.	95,000	1,077,848
#	Soliton Systems KK	42,100	480,786
#	SRA Holdings	69,900	2,002,418
	Startia Holdings, Inc.	26,700	478,368
#	Sukegawa Electric Co. Ltd.	5,900	231,843
	SUMCO Corp.	1,205,330	19,230,608
#	Sumida Corp.	139,401	1,193,700
#	Sun-Wa Technos Corp.	51,900	1,060,839
#	Suzuden Corp.	11,500	125,770
	Suzuki Co. Ltd.	58,777	1,184,834
	System D, Inc.	4,400	16,073
	System Research Co. Ltd.	61,300	649,488
#	System Support Holdings, Inc.	63,000	433,120
#	Systems Engineering Consultants Co. Ltd.	27,200	526,328
	Systena Corp.	1,321,700	3,615,592
#	Tachibana Eletech Co. Ltd.	99,760	1,824,688
	Taiyo Yuden Co. Ltd.	542,801	22,254,560
#	TAKEBISHI Corp.	37,600	533,937
	Tamura Corp.	286,801	1,534,066
	Tazmo Co. Ltd.	11,900	224,006
#	TDC Soft, Inc.	192,100	1,161,569
	TechMatrix Corp.	227,400	2,640,126
#	Teikoku Tsushin Kogyo Co. Ltd.	29,500	501,822
#	Tera Probe, Inc.	16,003	1,052,351
	TESEC Corp.	3,400	61,747
#	Tokyo Electron Device Ltd.	103,700	2,304,292
	Tokyo Seimitsu Co. Ltd.	106,816	11,802,702
#	Tomen Devices Corp.	2,900	282,493
#	Toranvia Co. Ltd.	5,143	29,073
#	Torex Semiconductor Ltd.	17,200	218,661
	Toshiba TEC Corp.	105,009	1,808,296
	Toyo Corp.	1,800	20,504
#	Tri Chemical Laboratories, Inc.	28,500	592,880
86

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Tsuzuki Denki Co. Ltd.	47,900	$1,056,326
#	Ubicom Holdings, Inc.	2,000	12,069
	Uchida Yoko Co. Ltd.	232,000	2,999,404
	ULS Group, Inc.	84,900	271,008
	Ulvac, Inc.	1,099	69,207
#	UNITED, Inc.	4,300	13,935
#	User Local, Inc.	9,800	96,677
	V Technology Co. Ltd.	37,800	1,180,313
#*	VRAIN Solution, Inc.	5,200	109,327
	Wacom Co. Ltd.	373,200	1,717,733
*	WingArc1st, Inc.	48,554	828,052
#	YAC Holdings Co. Ltd.	51,276	382,043
	Yamaichi Electronics Co. Ltd.	124,900	8,333,368
#	Yashima Denki Co. Ltd.	117,900	2,196,863
	YE DIGITAL Corp.	8,600	50,790
	Yokowo Co. Ltd.	51,500	1,460,358
	Zuken, Inc.	9,500	268,190
TOTAL INFORMATION TECHNOLOGY			492,407,857
MATERIALS — (12.8%)
	Achilles Corp.	12,500	111,090
	ADEKA Corp.	470,900	11,793,956
	Aica Kogyo Co. Ltd.	149,200	3,340,629
	Aichi Steel Corp.	184,660	3,405,521
	Air Water, Inc.	443,584	6,292,281
	Arakawa Chemical Industries Ltd.	41,700	333,295
#	Araya Industrial Co. Ltd.	35,600	566,165
	ARE Holdings, Inc.	413,400	9,463,357
	Artience Co. Ltd.	177,100	4,417,389
	Asahi Yukizai Corp.	84,300	3,091,073
	Asia Pile Holdings Corp.	166,430	1,488,448
	C Uyemura & Co. Ltd.	63,200	9,461,717
#	Carlit Co. Ltd.	96,913	1,692,661
#	Chubu Steel Plate Co. Ltd.	56,000	804,825
	Chuetsu Pulp & Paper Co. Ltd.	8,800	108,474
#	Chugai Mining Co. Ltd.	13,900	76,364
	Chugoku Marine Paints Ltd.	183,100	3,750,302
#	CK-San-Etsu Co. Ltd.	10,500	279,024
	Dai Nippon Toryo Co. Ltd.	99,800	786,354
	Daicel Corp.	645,773	5,063,399
	Daido Steel Co. Ltd.	544,300	6,363,368
		Shares	Value»
MATERIALS — (Continued)
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,500	$79,990
#	Daiki Aluminium Industry Co. Ltd.	152,500	1,432,927
#	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	249,200	1,701,264
	Daio Paper Corp.	168,200	1,028,608
	Denka Co. Ltd.	425,758	11,088,219
	DIC Corp.	351,300	8,042,715
	DKS Co. Ltd.	37,015	2,002,295
	Dowa Holdings Co. Ltd.	259,100	15,766,631
	Dynapac Co. Ltd.	4,000	60,689
	FP Corp.	162,098	2,394,806
	Fuji Seal International, Inc.	96,628	1,527,022
#	Fujikura Kasei Co. Ltd.	95,600	742,894
	Fujimi, Inc.	188,999	3,909,173
	Fuso Chemical Co. Ltd.	312,000	6,532,288
	Godo Steel Ltd.	46,600	847,975
#	Gun-Ei Chemical Industry Co. Ltd.	18,300	605,727
#	Hakudo Co. Ltd.	24,200	364,252
	Harima Chemicals Group, Inc.	33,000	186,114
	Hodogaya Chemical Co. Ltd.	51,419	822,591
#	Hokkan Holdings Ltd.	48,560	670,375
#	Hokko Chemical Industry Co. Ltd.	111,000	1,208,028
#	Hokuetsu Corp.	669,699	3,803,219
#	Ise Chemicals Corp.	88,600	2,970,734
#	Ishihara Chemical Co. Ltd.	56,200	963,564
	Ishihara Sangyo Kaisha Ltd.	155,250	2,990,298
	JCU Corp.	120,900	5,142,179
#	JSP Corp.	78,126	1,151,050
	Kaneka Corp.	188,400	5,892,561
#	Kansai Paint Co. Ltd.	589,603	8,848,459
	Kanto Denka Kogyo Co. Ltd.	192,200	2,056,598
#	KeePer Technical Laboratory Co. Ltd.	74,700	1,415,151
	KEIWA, Inc.	28,339	217,357
	KH Neochem Co. Ltd.	91,100	1,608,863
	Kimoto Co. Ltd.	19,800	30,022
#	Koatsu Gas Kogyo Co. Ltd.	158,793	1,115,454
87

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	Kohsoku Corp.	49,700	$929,298
	Konishi Co. Ltd.	324,700	2,940,374
#	Konoshima Chemical Co. Ltd.	24,212	282,028
#	Kumiai Chemical Industry Co. Ltd.	503,287	2,441,453
	Kuraray Co. Ltd.	1,208,985	12,697,452
	Kureha Corp.	243,250	6,104,812
#	Kurimoto Ltd.	277,800	2,692,942
	Kuriyama Holdings Corp.	79,300	927,721
	Kyoei Steel Ltd.	83,000	1,007,993
	Kyowa Leather Cloth Co. Ltd.	34,300	200,714
	Lintec Corp.	214,400	6,938,157
	Maeda Kosen Co. Ltd.	232,800	2,716,980
	Maruichi Steel Tube Ltd.	881,000	8,181,450
	MEC Co. Ltd.	57,800	3,476,346
	Mitani Sekisan Co. Ltd.	264,000	2,891,060
	Mitsubishi Materials Corp.	574,500	18,931,341
	Mitsubishi Paper Mills Ltd.	80,800	482,401
#	Mitsubishi Steel Manufacturing Co. Ltd.	41,684	477,930
	Moriroku Co. Ltd.	26,200	406,523
#	Mory Industries, Inc.	136,500	814,884
	Muto Seiko Co.	16,400	203,105
#	Nakayama Steel Works Ltd.	85,594	324,711
	Nasu Denki Tekko Co. Ltd.	3,000	374,912
	Neturen Co. Ltd.	142,300	1,177,988
	Nicca Chemical Co. Ltd.	24,500	288,337
	Nihon Kagaku Sangyo Co. Ltd.	79,800	1,196,665
	Nihon Nohyaku Co. Ltd.	156,100	988,764
	Nihon Parkerizing Co. Ltd.	489,900	4,505,224
#	Nihon Yamamura Glass Co. Ltd.	37,600	755,985
	Nippon Carbide Industries Co., Inc.	22,000	377,871
#	Nippon Chemical Industrial Co. Ltd.	33,300	717,412
#	Nippon Concrete Industries Co. Ltd.	298,717	590,601
	Nippon Denko Co. Ltd.	408,714	1,116,688
		Shares	Value»
MATERIALS — (Continued)
#	Nippon Fine Chemical Co. Ltd.	78,800	$1,272,524
	Nippon Kayaku Co. Ltd.	691,500	7,669,198
	Nippon Light Metal Holdings Co. Ltd.	232,690	4,261,611
	Nippon Paper Industries Co. Ltd.	463,106	3,885,923
	Nippon Shokubai Co. Ltd.	519,100	7,146,429
	Nippon Soda Co. Ltd.	263,500	6,106,729
#	Nippon Yakin Kogyo Co. Ltd.	58,649	1,704,579
	Nitta Gelatin, Inc.	58,100	441,458
	Nittetsu Mining Co. Ltd.	8,100	127,053
#	Oat Agrio Co. Ltd.	49,200	847,267
	Okamoto Industries, Inc.	68,400	2,456,032
#	Okura Industrial Co. Ltd.	33,001	1,048,473
#	Osaka Organic Chemical Industry Ltd.	93,643	2,806,858
#*	Osaka Steel Co. Ltd.	76,000	1,194,331
#	Pacific Metals Co. Ltd.	89,584	1,448,642
	Pack Corp.	235,900	1,963,689
	PILLAR Corp.	102,700	6,038,325
#	Rasa Industries Ltd.	180,500	2,466,416
	Rengo Co. Ltd.	788,500	6,212,700
	Riken Technos Corp.	224,700	2,380,470
	Sakai Chemical Industry Co. Ltd.	74,116	1,762,136
	Sakata INX Corp.	230,600	3,441,943
	Sanyo Chemical Industries Ltd.	53,900	1,717,648
#	Sekisui Kasei Co. Ltd.	52,882	153,334
	Shikoku Kasei Holdings Corp.	215,900	6,908,585
	Shinagawa Refra Co. Ltd.	157,500	1,921,806
	Shin-Etsu Polymer Co. Ltd.	251,300	3,420,494
	SK Kaken Co. Ltd.	15,000	1,004,757
	Soken Chemical & Engineering Co. Ltd.	81,500	1,756,603
#	Stella Chemifa Corp.	46,900	1,608,493
	Sumitomo Bakelite Co. Ltd.	91,848	3,234,973
	Sumitomo Osaka Cement Co. Ltd.	142,599	3,551,202
#	Sumitomo Seika Chemicals Co. Ltd.	243,500	1,867,989
88

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	T Hasegawa Co. Ltd.	132,600	$2,445,620
	Taiheiyo Cement Corp.	398,234	9,041,421
	Taiyo Holdings Co. Ltd.	431,800	13,302,337
	Takasago International Corp.	404,900	3,035,513
	Takemoto Yohki Co. Ltd.	2,600	14,590
#	Taki Chemical Co. Ltd.	27,500	802,023
	Taoka Chemical Co. Ltd.	4,100	23,619
#	Tayca Corp.	67,492	816,904
	Teijin Ltd.	848,401	8,544,116
	Toagosei Co. Ltd.	623,000	6,765,559
	Toho Chemical Industry Co. Ltd.	1,600	7,649
#	Toho Titanium Co. Ltd.	178,500	3,842,659
#*	Toho Zinc Co. Ltd.	63,943	471,679
	Tokai Carbon Co. Ltd.	487,300	3,465,783
#	Tokushu Tokai Paper Co. Ltd.	130,174	1,318,995
	Tokuyama Corp.	328,097	8,428,414
#	Tokyo Printing Ink Manufacturing Co. Ltd.	36,500	310,174
#	Tokyo Rope Manufacturing Co. Ltd.	46,300	502,895
	Tokyo Steel Manufacturing Co. Ltd.	456,500	4,962,310
#	Tokyo Tekko Co. Ltd.	153,000	1,760,663
	Tomoku Co. Ltd.	65,100	1,461,998
	Topy Industries Ltd.	69,800	1,313,912
#	Toyo Gosei Co. Ltd.	25,400	2,478,487
	Toyo Seikan Group Holdings Ltd.	29,300	607,702
	Toyobo Co. Ltd.	307,121	2,806,453
	TYK Corp.	108,200	416,316
	UACJ Corp.	755,164	13,324,058
	UBE Corp.	462,776	7,014,526
#	Ultrafabrics Holdings Co. Ltd.	4,500	19,193
#	Valqua Ltd.	94,012	3,463,108
#	Vertex Corp.	252,588	3,168,120
*	Wavelock Holdings Co. Ltd.	8,200	54,956
	Yamau Holdings Co. Ltd.	5,300	72,668
	Yamax Corp.	17,700	165,708
	Yodoko Ltd.	635,000	5,452,217
#	Yotai Refractories Co. Ltd.	8,700	92,702
		Shares	Value»
MATERIALS — (Continued)
#	Yushiro, Inc.	45,500	$961,230
	Zacros Corp.	345,200	3,029,893
	Zeon Corp.	736,893	8,589,189
TOTAL MATERIALS			478,253,935
REAL ESTATE — (1.3%)
	AD Works Group Co. Ltd.	158,300	412,117
#	Airport Facilities Co. Ltd.	127,670	792,034
	Anabuki Kosan, Inc.	14,200	227,342
#	Aoyama Zaisan Networks Co. Ltd.	98,600	879,039
	Arealink Co. Ltd.	190,292	1,224,717
#	AZOOM Co. Ltd.	21,366	556,475
	B-Lot Co. Ltd.	44,700	409,495
	Cosmos Initia Co. Ltd.	43,300	317,955
#	CREAL, Inc.	23,700	103,263
#	Dear Life Co. Ltd.	150,600	1,007,479
	FaithNetwork Co. Ltd.	28,500	138,433
	Global Link Management KK	33,100	400,442
	Goldcrest Co. Ltd.	77,870	1,660,032
#	Good Com Asset Co. Ltd.	14,800	141,128
#	Grandy House Corp.	84,600	289,893
	Heiwa Real Estate Co. Ltd.	82,100	1,273,793
	Ichigo, Inc.	415,300	1,325,271
#	Innovation Holdings Co. Ltd.	3,100	22,390
	Japan Property Management Center Co. Ltd.	6,800	56,330
#	JINUSHI Co. Ltd.	77,900	1,680,881
#	JSB Co. Ltd.	50,800	1,661,766
	Kasumigaseki Capital Co. Ltd.	11,100	461,365
	Katitas Co. Ltd.	197,600	3,944,610
	Keihanshin Building Co. Ltd.	191,800	2,304,571
#	LA Holdings Co. Ltd.	26,400	1,530,885
	Leopalace21 Corp.	947,400	3,947,641
	Loadstar Capital KK	44,700	868,101
#	Mirarth Holdings, Inc.	261,701	663,626
#	Mugen Estate Co. Ltd.	54,600	775,836
#	Nisshin Group Holdings Co. Ltd.	190,600	844,758
	Relo Group, Inc.	334,356	4,185,597
	Sankyo Frontier Co. Ltd.	38,900	536,253
#	SRE Holdings Corp.	38,800	894,466
	Star Mica Holdings Co. Ltd.	129,371	1,355,542
89

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Starts Corp., Inc.	195,200	$5,959,625
	Sun Frontier Fudousan Co. Ltd.	23,000	394,765
*	TKP Corp.	1,000	10,935
	TOC Co. Ltd.	216,550	1,458,861
	Tosei Corp.	349,400	3,630,247
#	Urbanet Corp. Co. Ltd.	145,300	510,799
TOTAL REAL ESTATE			48,858,758
UTILITIES — (1.4%)
#	Chugoku Electric Power Co., Inc.	1,219,992	6,998,062
#	eRex Co. Ltd.	51,100	330,258
#	Hiroshima Gas Co. Ltd.	9,931	25,115
#	Hokkaido Electric Power Co., Inc.	508,300	3,304,788
	Hokkaido Gas Co. Ltd.	419,500	2,215,902
#	Hokuriku Electric Power Co.	651,571	3,627,233
#	Hokuriku Gas Co. Ltd.	3,900	130,334
	K&O Energy Group, Inc.	73,800	2,248,170
	Nippon Gas Co. Ltd.	638,200	10,955,724
		Shares	Value»
UTILITIES — (Continued)
#	Okinawa Electric Power Co., Inc.	196,305	$1,172,146
#*	RENOVA, Inc.	95,399	683,843
	Saibu Gas Holdings Co. Ltd.	95,700	1,368,434
	Shikoku Electric Power Co., Inc.	895,900	8,919,725
	Shizuoka Gas Co. Ltd.	240,000	2,158,316
#	Toell Co. Ltd.	5,000	27,255
#	Toho Gas Co. Ltd.	885,200	6,646,676
TOTAL UTILITIES			50,811,981
TOTAL COMMON STOCKS Cost ($2,225,214,532)			3,685,656,691
			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	3,540,768	40,948,980
TOTAL INVESTMENTS — (100.0%)
(Cost $2,266,163,512)			$3,726,605,671
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$81,071,008	—	$81,071,008
Consumer Discretionary	—	558,622,507	—	558,622,507
Consumer Staples	—	273,919,339	—	273,919,339
Energy	—	37,941,847	—	37,941,847
Financials	—	429,556,636	—	429,556,636
Health Care	—	121,782,827	—	121,782,827
Industrials	$2,422,790	1,110,007,206	—	1,112,429,996
Information Technology	1,759,043	490,648,814	—	492,407,857
Materials	—	478,253,935	—	478,253,935
Real Estate	—	48,858,758	—	48,858,758
Utilities	—	50,811,981	—	50,811,981
Securities Lending Collateral	—	40,948,980	—	40,948,980
Total Investments in Securities	$4,181,833	$3,722,423,838	—	$3,726,605,671
See accompanying Notes to Financial Statements.
90

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.2%)
AUSTRALIA — (63.0%)
#*	29Metals Ltd.	4,957,726	$879,076
#	Accent Group Ltd.	1,005,433	447,988
*††	ACN Ltd.	1,687	0
#	Acrow Ltd.	1,683,957	1,075,102
	Adairs Ltd.	816,960	771,808
*	Aeris Resources Ltd.	843,097	240,764
	AGL Energy Ltd.	1,886,173	13,069,217
*	AIC Mines Ltd.	955,926	419,737
#*	Alkane Resources Ltd.	5,707,029	6,323,777
#*	Alligator Energy Ltd.	6,084,025	179,040
#*	AMA Group Ltd.	2,386,611	1,015,733
*	Amaero Ltd.	228,801	58,739
*	AML3D Ltd.	248,144	31,843
#	Amotiv Ltd.	639,981	2,976,694
	AMP Ltd.	15,419,283	16,369,749
*	Amplitude Energy Ltd.	1,640,497	2,069,349
	Ansell Ltd.	808,683	15,513,205
#*	Anson Resources Ltd.	569,514	21,557
#*	Antipa Minerals Ltd.	412,449	197,418
#*	Appen Ltd.	1,119,562	926,655
*	Arafura Rare Earths Ltd. (ARU AU)	1,696,509	447,130
#	ARB Corp. Ltd.	525,839	7,110,711
	ARN Media Ltd.	511,979	103,832
*	Aroa Biosurgery Ltd.	259,971	117,103
*	Astral Resources NL	1,023,650	124,094
#	AUB Group Ltd.	761,167	14,175,879
#*	Audinate Group Ltd.	194,917	360,104
*	Aura Energy Ltd.	254,270	24,578
*	Aurelia Metals Ltd.	8,505,115	1,813,660
	Aurizon Holdings Ltd.	1,695,664	5,122,633
*	Aurum Resources Ltd.	531,533	228,471
*	Ausgold Ltd.	279,767	185,482
#	Aussie Broadband Ltd.	1,467,342	5,676,995
#*	Austal Ltd.	2,396,743	7,227,226
#	Austin Engineering Ltd.	488,109	65,611
#*	Australian Agricultural Co. Ltd.	972,018	917,994
#	Australian Clinical Labs Ltd.	644,563	884,142
#	Australian Ethical Investment Ltd.	393,222	1,151,181
		Shares	Value»
AUSTRALIA — (Continued)
	Australian Finance Group Ltd.	1,292,441	$1,865,354
*	Australian Strategic Materials Ltd.	441,208	503,337
*	Australian Vanadium Ltd.	65,619	9,385
#	Autosports Group Ltd.	38,470	67,629
#††	AVZ Minerals Ltd.	263,719	27,651
*	Baby Bunting Group Ltd.	505,166	526,666
#	Bank of Queensland Ltd.	3,679,036	17,860,175
*	Bannerman Energy Ltd.	199,176	595,092
#	Bapcor Ltd.	3,099,033	1,269,328
*	BCI Minerals Ltd.	6,345,562	1,732,083
#	Beach Energy Ltd.	9,447,642	8,025,107
#	Beacon Lighting Group Ltd.	462,905	517,076
	Beacon Minerals Ltd.	91,602	193,272
	Bega Cheese Ltd.	1,663,461	6,651,335
#	Bell Financial Group Ltd.	698,158	671,715
*	Bellevue Gold Ltd.	8,430,579	9,166,135
	Bendigo & Adelaide Bank Ltd.	1,833,406	14,172,412
#*	Berkeley Energia Ltd.	37,692	12,130
#*	Betmakers Technology Group Ltd.	78,805	10,293
#	Bisalloy Steel Group Ltd.	17,380	58,518
#*	Black Cat Syndicate Ltd. (BC8 AU)	2,704,408	2,211,221
#*	Boss Energy Ltd.	1,991,999	2,027,587
#	Bravura Solutions Ltd.	2,457,593	3,797,417
#	Breville Group Ltd.	577,014	12,616,196
#*	Brightstar Resources Ltd.	522,192	147,143
#*	Bubs Australia Ltd.	244,561	18,661
*	Calix Ltd.	27,645	10,961
	Capral Ltd.	84,092	738,619
	Capricorn Metals Ltd.	1,949,670	16,165,283
*	Carnaby Resources Ltd.	510,967	172,556
#*	Carnarvon Energy Ltd.	6,971,875	555,633
#	Cash Converters International Ltd.	1,939,267	423,294
*	Catalyst Metals Ltd.	575,927	2,207,883
91

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Catapult Sports Ltd.	1,324,968	$3,163,050
	Cedar Woods Properties Ltd.	378,906	2,041,622
*	Centrebet International Ltd.	81,336	0
*	Cettire Ltd.	265,617	45,059
*	Chalice Mining Ltd.	136,981	153,629
	Challenger Ltd.	1,828,126	11,378,570
#	Champion Iron Ltd.	2,226,752	7,692,559
#*	Chrysos Corp. Ltd.	278,094	1,507,512
	Civmec Australia Ltd.	194,000	215,885
	Cleanaway Waste Management Ltd.	11,414,204	18,311,646
#*	ClearView Wealth Ltd.	224,865	103,660
#	Clinuvel Pharmaceuticals Ltd.	190,235	1,262,926
#	Clover Corp. Ltd.	344,375	241,473
#*	Coast Entertainment Holdings Ltd.	1,191,966	381,138
#	Cobram Estate Olives Ltd.	211,360	594,925
	Codan Ltd.	473,519	14,349,490
#	COG Financial Services Ltd.	12,471	12,303
#	Cogstate Ltd.	324,118	579,788
	Collins Foods Ltd.	765,604	4,541,535
*	Comet Ridge Ltd.	3,959,956	475,699
#*	Core Lithium Ltd.	1,452,808	342,901
#Ω	Coronado Global Resources, Inc., CDI	3,130,325	628,639
#*††	Corporate Travel Management Ltd.	709,260	1,537,002
	Credit Corp. Group Ltd.	421,200	3,285,109
*	Cyprium Metals Ltd. CYM AU	648,985	173,823
	Dalrymple Bay Infrastructure Ltd.	2,538,427	9,930,479
#	Data#3 Ltd.	913,379	5,370,584
*	Deep Yellow Ltd.	6,393,817	8,565,137
	Deterra Royalties Ltd.	856,304	2,579,085
#*	Develop Global Ltd.	1,340,388	5,208,708
	Dicker Data Ltd.	614,820	3,953,337
#	Domino's Pizza Enterprises Ltd.	269,719	3,234,568
	Downer EDI Ltd.	3,858,487	20,733,280
#*	Dreadnought Resources Ltd.	8,371,269	114,186
*	DUG Technology Ltd.	149,630	231,770
#	Duratec Ltd.	449,580	916,758
	Dyno Nobel Ltd.	9,681,086	22,987,733
		Shares	Value»
AUSTRALIA — (Continued)
#	Eagers Automotive Ltd.	317,116	$5,535,489
#*	Ecograf Ltd.	449,670	113,845
*††	Elanor Investor Group	55,544	6,158
#	Elders Ltd.	1,312,350	6,801,359
#*	Electro Optic Systems Holdings Ltd.	89,975	595,860
	Embark Early Education Ltd.	34,886	10,682
#*	Emeco Holdings Ltd.	1,760,688	1,439,755
*	Emerald Resources NL	3,251,312	13,721,818
#*	EML Payments Ltd.	1,319,556	401,550
#	Endeavour Group Ltd.	743,760	1,800,643
	Energy One Ltd.	25,903	272,420
	Enero Group Ltd.	12,331	4,141
#	EQT Holdings Ltd.	144,139	2,033,292
	Eureka Group Holdings Ltd. (EGH AU)	449,904	188,835
	Euroz Hartleys Group Ltd.	110,085	88,469
#	EVT Ltd.	496,396	4,341,125
	Experience Co. Ltd.	102,579	6,754
*	Felix Gold Ltd.	131,945	24,493
#	Fenix Resources Ltd.	2,407,578	548,757
#	Fiducian Group Ltd.	6,287	40,360
#	Finbar Group Ltd.	260,713	139,039
#††	Firefinch Ltd.	1,569,275	42,367
#*	FireFly Metals Ltd.	1,121,432	1,618,991
	FleetPartners Group Ltd.	1,402,911	2,384,223
#	Fleetwood Ltd.	461,753	559,821
#	Flight Centre Travel Group Ltd.	797,474	5,942,519
#*	Focus Minerals Ltd.	200,676	349,065
#*	Frontier Digital Ventures Ltd.	160,232	44,279
#	G8 Education Ltd.	3,815,451	470,476
*	Galan Lithium Ltd. GLN AU	760,329	292,423
*	Gateway Mining Ltd.	144,962	7,321
*	GBM Resources Ltd.	780,881	15,549
#	Generation Development Group Ltd.	817,452	2,332,637
	GenusPlus Group Ltd.	305,625	2,066,734
*	Global Lithium Resources Ltd.	66,016	28,449
*	Gorilla Gold Mines Ltd.	411,339	100,148
92

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	GR Engineering Services Ltd.	619,283	$2,025,015
	GrainCorp Ltd., Class A	1,414,173	6,286,525
*	Grange Resources Ltd.	3,060,843	398,403
*	Great Boulder Resources Ltd.	2,279,494	148,097
#	GWA Group Ltd.	836,033	1,206,689
#	Hansen Technologies Ltd.	1,047,455	3,809,073
	Harvey Norman Holdings Ltd.	414,939	1,356,180
*	Hastings Technology Metals Ltd.	208,124	67,142
*	Havilah Resources Ltd.	7,158	3,167
#	Healius Ltd.	3,364,129	1,228,821
	Helia Group Ltd.	1,865,902	7,261,354
#	Helloworld Travel Ltd.	46,379	48,599
#*	Hillgrove Resources Ltd.	3,573,350	102,635
#	Horizon Oil Ltd.	3,251,557	553,052
*	Hot Chili Ltd.	100,484	120,871
#	Humm Group Ltd.	1,372,870	634,424
#	IDP Education Ltd.	1,355,422	3,257,022
*	IGO Ltd.	2,730,055	15,021,562
	Iluka Resources Ltd.	2,171,036	12,916,663
	Imdex Ltd.	3,873,954	11,395,541
*	Immutep Ltd. (IMM AU)	6,507,904	276,207
#	Inghams Group Ltd.	825,160	1,126,285
#	Integral Diagnostics Ltd.	1,635,925	2,631,615
#*	Investigator Silver Ltd.	918,733	39,629
#*	Invictus Energy Ltd.	525,574	24,338
#*	ioneer Ltd.	8,075,246	758,610
*	Ionic Rare Earths Ltd.	24,170	5,145
#	IPD Group Ltd.	188,598	767,960
#	IPH Ltd.	1,061,607	2,790,399
	IRESS Ltd.	1,082,458	5,328,804
#	IVE Group Ltd.	652,339	1,219,123
*	Judo Capital Holdings Ltd.	6,277,952	6,526,108
#	Jumbo Interactive Ltd.	208,843	1,117,112
#	Jupiter Mines Ltd.	8,721,372	1,739,992
#	Karoon Energy Ltd.	4,432,033	6,986,727
#*	Kelly Partners Group Holdings Ltd.	5,476	17,090
	Kelsian Group Ltd.	816,331	2,259,986
#	Kingsgate Consolidated Ltd.	1,113,822	5,081,629
		Shares	Value»
AUSTRALIA — (Continued)
*	Kingston Resources Ltd.	307,996	$20,859
#	Kogan.com Ltd.	441,100	1,177,515
#	L1 Group Ltd.	3,301,967	2,677,577
*	Lake Resources NL	1,513,141	104,025
#	Lendlease Corp. Ltd.	3,566,029	8,698,170
	Liberty Financial Group Ltd.	4,470	10,745
#*	Lifestyle Communities Ltd.	264,907	905,155
#	Lindsay Australia Ltd.	471,499	202,610
#*	Lotus Resources Ltd.	866,156	610,541
	Lovisa Holdings Ltd.	404,882	7,009,484
#	Lycopodium Ltd.	129,244	1,188,807
#	MA Financial Group Ltd.	690,403	3,502,278
#	Maas Group Holdings Ltd.	677,347	2,164,543
	Macmahon Holdings Ltd.	7,384,962	3,891,061
#*	Macquarie Technology Group Ltd.	77,566	3,931,506
#	Mader Group Ltd.	107,666	583,113
#	Magellan Financial Group Ltd.	1,133,933	8,407,300
*	Maritana Minerals Ltd.	274,066	152,433
	Maxiparts Ltd.	68,304	89,245
#*	Mayne Pharma Group Ltd.	298,689	613,086
#	McMillan Shakespeare Ltd.	437,148	4,998,950
*	Meeka Metals Ltd.	1,416,665	146,907
#*	Megaport Ltd.	1,040,541	7,047,309
*	Melbana Energy Ltd.	786,335	5,060
#*	Mesoblast Ltd. (MSB AU)	4,682,645	7,319,653
*	Metal Bank Ltd.	40,226	525
#*	Metals X Ltd.	5,271,559	5,335,536
	Metcash Ltd.	6,428,419	12,658,610
#*	Metro Mining Ltd. MMIDA AU	806,577	746,193
*	MGX Resources Ltd.	3,377,647	963,216
*	Michael Hill International Ltd. (MHJ NZ)	1,088,653	299,313
	Monadelphous Group Ltd.	567,386	11,523,980
#	Monash IVF Group Ltd.	1,426,979	751,146
*	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	39,383	68,696
#*	Myer Holdings Ltd.	4,975,856	935,167
93

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	MyState Ltd.	1,032,413	$3,432,650
#*	Nanosonics Ltd.	1,132,881	2,839,890
	Navigator Global Investments Ltd.	2,293,255	4,119,741
	Netwealth Group Ltd.	532,267	9,141,379
#*	Neuren Pharmaceuticals Ltd.	597,834	5,435,917
#	New Hope Corp. Ltd.	3,054,385	12,108,702
#	nib holdings Ltd.	2,791,810	13,482,707
#	Nick Scali Ltd.	489,765	5,338,126
*	Nickel Industries Ltd.	12,077,096	9,159,746
#	Nine Entertainment Co. Holdings Ltd.	7,206,780	4,986,741
*	Nova Minerals Ltd.	14,347	6,601
	NRW Holdings Ltd.	2,836,956	12,649,345
#*	Nufarm Ltd.	1,486,151	2,637,687
#*	Nuix Ltd.	251,634	277,194
#	Objective Corp. Ltd.	163,469	1,361,726
#*	OFX Group Ltd.	1,195,634	428,075
	OM Holdings Ltd.	37,137	7,273
#*	Omni Bridgeway Ltd.	1,247,557	1,478,454
	oOh!media Ltd.	2,984,217	2,519,708
#*	Ora Banda Mining Ltd.	6,790,884	6,639,293
	Orora Ltd.	4,936,898	4,713,317
	Pacific Current Group Ltd.	87,023	672,057
#*	Paladin Energy Ltd.	2,282,757	19,461,581
*	Pantoro Gold Ltd.	2,487,505	5,947,416
*	Paradigm Biopharmaceuticals Ltd.	60,817	7,445
#*	Paragon Care Ltd.	1,332,410	144,762
	Peet Ltd.	1,496,302	1,945,663
#*	Peninsula Energy Ltd.	642,121	237,718
*	PeopleIN Ltd.	31,612	13,465
#	Pepper Money Ltd.	554,635	694,454
	Perenti Ltd.	5,198,057	7,035,510
	Perpetual Ltd.	628,893	7,600,643
#	Peter Warren Automotive Holdings Ltd.	406,016	344,853
#*	PEXA Group Ltd.	806,634	7,329,375
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
	Praemium Ltd.	1,694,045	835,137
*	Predictive Discovery Ltd.	2,304,218	1,551,832
#	Premier Investments Ltd.	418,665	3,760,545
#	Propel Funeral Partners Ltd.	332,400	907,989
		Shares	Value»
AUSTRALIA — (Continued)
#	PWR Holdings Ltd.	606,609	$3,815,612
*	PYC Therapeutics Ltd.	164,596	149,912
#*	QPM Energy Ltd.	831,943	16,114
*	ReadyTech Holdings Ltd.	113,884	110,331
#	Redox Ltd.	188,733	447,722
#	Regal Partners Ltd.	40,660	68,070
	Regis Healthcare Ltd.	1,199,229	5,726,533
	Regis Resources Ltd.	4,217,379	21,624,803
	Reliance Worldwide Corp. Ltd.	4,083,786	9,684,625
*	Renascor Resources Ltd.	411,869	19,350
#	Resimac Group Ltd.	59,453	38,481
*	Resolute Mining Ltd.	13,419,874	11,483,730
*	Retail Food Group Ltd.	14,898	8,848
#	Ricegrowers Ltd.	7,954	73,015
#	Ridley Corp. Ltd.	1,773,927	3,573,277
*	Saturn Metals Ltd.	353,010	121,711
	SEEK Ltd.	1,006,017	10,098,974
#*	Select Harvests Ltd.	759,705	2,100,245
#	Servcorp Ltd.	292,637	1,369,256
	Service Stream Ltd.	3,709,486	5,229,817
	Shape Australia Pty. Ltd.	67,747	291,471
	Shaver Shop Group Ltd.	606,728	606,444
	Shriro Holdings Ltd.	1,144	660
#*	Silver Mines Ltd.	7,382,220	875,847
	Sims Ltd. (SGM AU)	1,029,350	15,556,643
#*	SiteMinder Ltd.	1,035,783	2,322,342
	SKS Technologies Group Ltd.	104,895	507,632
#*	Smart Parking Ltd.	367,887	229,201
	SmartGroup Corp. Ltd.	896,646	5,847,964
#	Solvar Ltd.	957,933	1,095,234
	Southern Cross Electrical Engineering Ltd.	1,688,745	4,622,894
#	Southern Cross Media Group Ltd.	1,288,848	532,130
	SRG Global Ltd.	3,837,579	8,015,822
#*	St Barbara Ltd.	8,782,575	3,956,659
	Stanmore Resources Ltd.	1,994,397	3,383,314
#	Steadfast Group Ltd.	4,991,296	15,352,383
*	Strickland Metals Ltd.	626,356	78,252
#*	Strike Energy Ltd.	1,664,786	132,251
*	Sunstone Metals Ltd.	87,084	23,139
	Super Retail Group Ltd.	966,039	8,306,511
94

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Superloop Ltd.	3,127,655	$7,638,424
#	Supply Network Ltd.	38,463	886,474
#*	Syrah Resources Ltd.	3,513,733	293,171
	Tabcorp Holdings Ltd.	12,417,409	10,206,040
#	Tasmea Ltd.	307,890	1,233,802
#*	Telix Pharmaceuticals Ltd.	920,502	10,124,160
#*	Temple & Webster Group Ltd.	310,132	1,290,549
	Ten Sixty Four Ltd.	1,044,721	82,736
#*	Terracom Ltd.	1,483,251	76,267
*	Tesoro Gold Ltd.	54,187	43,450
*	Titan Minerals Ltd.	606,854	365,694
*	Torque Metals Ltd.	211,228	69,257
#	Treasury Wine Estates Ltd.	2,448,514	7,695,800
	Tribune Resources Ltd.	29,446	113,439
*	Tuas Ltd.	1,506,470	6,481,754
#*	Tyro Payments Ltd.	2,313,970	1,225,903
#	Universal Store Holdings Ltd.	31,759	169,440
	Vault Minerals Ltd.	5,627,964	18,776,339
	Ventia Services Group Pty. Ltd.	4,810,257	18,517,951
Ω	Viva Energy Group Ltd.	5,772,316	10,262,915
*	Viva Leisure Ltd.	84,404	91,560
#*	Vulcan Energy Resources Ltd.	1,821,668	5,187,150
#	Vulcan Steel Ltd.	216,533	806,638
*	Vysarn Ltd.	710,139	386,227
	Wagners Holding Co. Ltd.	285,716	942,874
#	Washington H Soul Pattinson & Co. Ltd.	364,038	11,100,955
#*	WEB Travel Group Ltd.	1,840,722	3,558,678
#	Webjet Group Ltd.	2,089,682	796,699
*	West African Resources Ltd.	6,987,249	15,214,137
	Westgold Resources Ltd.	3,142,658	12,480,094
#*	Wildcat Resources Ltd.	1,661,846	715,311
	Worley Ltd.	1,147,953	9,833,620
	XRF Scientific Ltd.	361,641	474,966
#*	Zip Co. Ltd.	7,218,788	13,016,099
TOTAL AUSTRALIA			1,108,755,255
HONG KONG — (18.6%)
	Aeon Credit Service Asia Co. Ltd.	638,248	688,992
		Shares	Value»
HONG KONG — (Continued)
*	Allied Group Ltd.	2,842,000	$965,266
	Analogue Holdings Ltd.	842,000	111,082
	APAC Resources Ltd. 1104 HK	3,404,740	1,040,279
	Asia Financial Holdings Ltd.	1,626,908	967,813
*	Asia Standard International Group Ltd.	3,336,917	86,344
	ASMPT Ltd.	1,439,100	30,145,421
	Associated International Hotels Ltd.	598,000	406,335
	Bank of East Asia Ltd.	4,607,988	8,063,347
	Best Mart 360 Holdings Ltd.	1,180,000	270,133
*	Bitfire Group Holdings Ltd.	213,000	71,163
#*	Bright Smart Securities & Commodities Group Ltd.	4,590,000	7,285,690
	Build King Holdings Ltd.	730,000	169,168
#	Cafe de Coral Holdings Ltd.	824,000	422,963
	Chen Hsong Holdings	932,000	188,686
	Cheuk Nang Holdings Ltd.	144,714	23,300
	Chevalier International Holdings Ltd.	516,989	263,817
*	Chi Kan Holdings Ltd.	84,000	24,243
	China Motor Bus Co. Ltd.	72,200	531,526
#*	China Star Entertainment Ltd.	8,110,000	9,813,340
	Chinese Estates Holdings Ltd.	1,443,500	223,562
	Chow Sang Sang Holdings International Ltd.	1,896,000	2,843,966
*	Chuang's Consortium International Ltd.	2,911,043	111,373
	CITIC Telecom International Holdings Ltd.	8,787,125	3,119,911
#*	CK Life Sciences International Holdings, Inc.	14,716,000	1,356,940
#*	CMBC Capital Holdings Ltd.	127,000	34,485
95

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	C-Mer Medical Holdings Ltd.	2,520,000	$395,671
	CN Logistics International Holdings Ltd.	33,000	13,942
*	CNT Group Ltd.	37,264	640
#††	Convoy, Inc.	32,922,000	131,562
#*	Cowell e Holdings, Inc.	1,329,000	5,381,662
Ω	Crystal International Group Ltd.	3,572,000	3,031,752
*	CSC Holdings Ltd.	37,641,250	121,668
*	CSI Properties Ltd.	42,942,934	1,174,183
	CTF Services Ltd.	5,765,925	5,987,737
*††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,291,916	3,688,575
	Dah Sing Financial Holdings Ltd.	1,000,944	5,270,242
#*	Deep Source Holdings Ltd.	26,960,000	2,753,087
	Dickson Concepts International Ltd.	810,000	639,808
*	DL Holdings Group Ltd.	668,000	88,871
	Dream International Ltd.	560,000	539,731
#	Dynamic Holdings Ltd.	152,000	230,250
	Eagle Nice International Holdings Ltd.	844,000	327,974
*	EC Healthcare	325,097	18,930
*††	EcoGreen International Group Ltd.	1,994,640	0
*	Emperor Capital Group Ltd.	5,010,000	55,345
	Emperor Watch & Jewellery Ltd.	14,140,000	545,108
*	ENM Holdings Ltd.	12,820,000	654,985
*	Esprit Holdings Ltd.	637,532	58,447
	Fairwood Holdings Ltd.	183,958	92,935
*	Far East Consortium International Ltd.	6,582,629	642,497
	First Pacific Co. Ltd.	11,802,000	8,280,779
#*Ω	FIT Hon Teng Ltd.	7,744,000	7,653,609
	Four Seas Mercantile Holdings Ltd.	610,000	199,298
*Ω	Frontage Holdings Corp.	826,000	103,748
		Shares	Value»
HONG KONG — (Continued)
	FSE Lifestyle Services Ltd.	541,000	$386,726
	Get Nice Holdings Ltd.	487,720	193,010
	Giordano International Ltd.	4,092,000	780,014
	Glorious Sun Enterprises Ltd.	2,164,000	386,968
	Gold Peak Technology Group Ltd.	3,029,642	274,669
	Golden Resources Development International Ltd.	784,500	35,429
*	GR Life Style Co. Ltd.	2,568,000	806,508
	Great Eagle Holdings Ltd.	1,072,472	2,442,484
	G-Resources Group Ltd.	1,243,810	1,251,571
	Guoco Group Ltd.	19,000	167,189
#	Guotai Junan International Holdings Ltd.	13,475,797	4,174,970
	Hang Lung Group Ltd.	3,953,000	8,209,434
	Hang Lung Properties Ltd.	8,096,368	9,518,382
#*	Hao Tian International Construction Investment Group Ltd.	2,848,000	7,653
	Harbour Centre Development Ltd.	820,500	475,922
*	HKR International Ltd.	2,519,369	382,206
	Hong Kong Ferry Holdings Co. Ltd.	1,159,300	759,838
	Hong Kong Technology Venture Co. Ltd.	2,043,784	283,169
#*	Hong Kong Zcloud Technology Construction Ltd.	320,000	182,854
*	Hongkong & Shanghai Hotels Ltd.	2,164,489	1,628,472
*	Hongkong Chinese Ltd.	863,774	35,902
*Ω	Honma Golf Ltd.	738,500	268,030
	Hung Hing Printing Group Ltd.	1,426,000	146,883
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,536,000	375,460
96

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hysan Development Co. Ltd.	3,160,000	$7,921,482
	IGG, Inc.	3,638,000	1,446,716
#Ω	Impro Precision Industries Ltd.	1,520,000	2,024,603
	International Housewares Retail Co. Ltd.	447,000	38,832
*	IPE Group Ltd.	530,000	41,461
*	ITC Properties Group Ltd.	87,000	10,718
	Jacobson Pharma Corp. Ltd.	3,092,000	447,276
	JBM Healthcare Ltd.	620,000	195,641
	Johnson Electric Holdings Ltd.	1,862,668	5,054,666
#	K Wah International Holdings Ltd.	3,790,000	1,107,179
	Karrie International Holdings Ltd.	2,844,000	877,095
	Keck Seng Investments Hong Kong Ltd.	856,600	258,448
	Kerry Properties Ltd.	3,002,500	9,138,854
	KLN Logistics Group Ltd.	1,536,000	1,322,959
	Kowloon Development Co. Ltd.	1,840,301	1,102,167
*	Lai Sun Development Co. Ltd.	211,794	25,253
	Lam Soon Hong Kong Ltd.	302,310	485,595
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,235,346	310,619
	Liu Chong Hing Investment Ltd.	782,200	463,260
	Luk Fook Holdings International Ltd.	1,868,000	5,357,285
	Man Wah Holdings Ltd.	7,466,800	4,064,909
*	MECOM Power & Construction Ltd.	25,999	526
	Melbourne Enterprises Ltd.	39,500	310,164
*	Melco International Development Ltd.	3,849,499	2,106,349
#	MGM China Holdings Ltd.	1,792,400	2,690,682
*	Midland Holdings Ltd.	2,649,987	966,405
	Miramar Hotel & Investment	1,144,000	1,582,629
		Shares	Value»
HONG KONG — (Continued)
#	Modern Dental Group Ltd.	1,743,000	$1,336,207
#*	Modern Innovative Digital Technology Co. Ltd.	1,640,000	21,548
*	Mongolian Mining Corp.	2,979,000	3,612,168
	NagaCorp Ltd.	3,739,359	1,908,466
	Nameson Holdings Ltd.	3,186,000	413,024
	Nanyang Holdings Ltd.	87,000	333,912
*	National United Resources Holdings Ltd.	182,800	15,422
*	New World Development Co. Ltd.	5,013,000	5,470,396
*††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	1,094,000	1,001,948
	Orbusneich Medical Group Holdings Ltd.	101,500	49,191
	Oriental Watch Holdings	1,950,536	816,180
*	Oshidori International Holdings Ltd.	18,338,400	4,627,788
	Pacific Basin Shipping Ltd.	25,823,000	10,104,130
#	Pacific Textiles Holdings Ltd.	3,215,000	480,372
#	PAX Global Technology Ltd.	4,023,000	2,006,520
	PCCW Ltd.	13,794,545	10,661,784
#*††	Peace Mark Holdings Ltd.	2,479,870	0
#	Perfect Medical Health Management Ltd.	1,754,000	269,735
	Pico Far East Holdings Ltd.	4,100,000	1,273,402
	Playmates Holdings Ltd.	5,048,000	339,030
#	Plover Bay Technologies Ltd.	1,690,000	1,633,572
	Public Financial Holdings Ltd.	1,696,000	316,968
*††	Pyxis Group Ltd.	1,936,000	0
Ω	Regina Miracle International Holdings Ltd.	1,105,000	256,094
#	Sa Sa International Holdings Ltd.	1,142,000	141,223
97

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Safety Godown Co. Ltd.	1,200,000	$354,308
Ω	Samsonite Group SA	4,380,600	8,021,445
	SAS Dragon Holdings Ltd.	854,368	630,545
#	SEA Holdings Ltd.	1,271,523	221,370
*	Shandong Hi-Speed Holdings Group Ltd.	1,500,000	252,738
	Shangri-La Asia Ltd.	4,980,000	2,832,644
*	Shenwan Hongyuan HK Ltd.	2,085,000	301,628
*	Shun Tak Holdings Ltd.	4,229,419	314,231
	Singamas Container Holdings Ltd.	6,710,000	512,115
#*	SJM Holdings Ltd.	12,551,750	3,315,640
*	Smart Digital Technology Group Ltd.	80,000	29,544
	SmarTone Telecommunications Holdings Ltd.	356,981	228,790
#*	Solomon Systech International Ltd.	8,904,000	458,064
*	Soundwill Holdings Ltd.	435,286	390,850
*	South China Holdings Co. Ltd.	638,503	2,042
*	Starcoin Group Ltd.	1,065,000	7,766
#	Stella International Holdings Ltd.	2,970,000	5,637,068
	Sun Hung Kai & Co. Ltd.	3,078,327	1,686,570
#	SUNeVision Holdings Ltd.	3,696,000	2,909,392
	TAI Cheung Holdings Ltd.	1,557,000	789,229
	Tai Sang Land Development Ltd.	596,910	173,647
	Tan Chong International Ltd.	1,176,000	244,577
*	Taung Gold International Ltd.	5,697,000	323,411
*	Television Broadcasts Ltd.	221,300	77,856
	Texhong International Group Ltd.	700,500	633,340
	Texwinca Holdings Ltd.	1,010,000	159,403
	Tian Teck Land Ltd.	1,024,000	252,855
*	Tongda Group Holdings Ltd.	103,200	41,059
		Shares	Value»
HONG KONG — (Continued)
	Town Health International Medical Group Ltd.	9,466,115	$286,600
	Tradelink Electronic Commerce Ltd.	2,870,000	416,795
#	Transport International Holdings Ltd.	893,129	1,161,369
	Truly International Holdings Ltd.	1,370,000	175,572
#	United Laboratories International Holdings Ltd.	5,224,000	6,281,828
*	Unity Group Holdings International Ltd.	3,570,000	181,459
*	Universal Technologies Holdings Ltd.	1,730,000	15,913
#	Value Partners Group Ltd.	3,366,000	911,802
	Vedan International Holdings Ltd.	3,416,000	346,059
#	Vitasoy International Holdings Ltd.	2,675,000	2,115,519
*	Viva Goods Co. Ltd.	3,280,000	246,482
#*	Vobile Group Ltd.	4,381,000	1,763,898
	VSTECS Holdings Ltd.	4,029,600	5,279,001
#	VTech Holdings Ltd.	846,200	6,516,659
	Wing On Co. International Ltd.	490,000	960,966
	Wing Tai Properties Ltd.	1,405,331	398,081
	Wynn Macau Ltd.	8,216,000	5,990,333
	Xinyi Glass Holdings Ltd.	6,756,885	8,386,046
	YesAsia Holdings Ltd.	392,000	156,777
#	Yue Yuen Industrial Holdings Ltd.	3,781,500	7,033,245
#*	Yunfeng Financial Group Ltd.	2,328,000	798,025
*	ZO Future Group	902,000	265,718
TOTAL HONG KONG			327,417,051
NEW ZEALAND — (2.3%)
	AFT Pharmaceuticals Ltd.	34,226	70,849
#	Air New Zealand Ltd.	6,124,129	1,537,954
#	Briscoe Group Ltd.	45,560	122,690
	Channel Infrastructure NZ Ltd.	1,565,383	2,809,250
#	Colonial Motor Co. Ltd.	70,115	323,619
	Delegat Group Ltd.	6,400	14,703
98

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#*	Eroad Ltd.	39,322	$22,540
*	Fletcher Building Ltd. (FBU NZ)	871,381	1,439,426
	Freightways Group Ltd.	612,546	4,575,714
#	Genesis Energy Ltd.	2,089,316	3,045,820
#*	Gentrack Group Ltd.	152,301	543,962
	Hallenstein Glasson Holdings Ltd.	194,394	1,124,829
#	Heartland Group Holdings Ltd.	3,228,265	2,149,835
	Investore Property Ltd.	1,072,729	666,878
#*	KMD Brands Ltd.	4,140,592	150,787
	Napier Port Holdings Ltd.	115,757	253,469
#	NZME Ltd. (NZM AU)	513,703	327,493
	NZME Ltd. (NZM NZ)	78,724	51,642
	NZX Ltd.	1,294,347	1,069,769
#*	Oceania Healthcare Ltd.	2,433,793	1,074,665
#*	Pacific Edge Ltd.	279,464	27,938
	PGG Wrightson Ltd.	110,896	142,757
#*	Rakon Ltd.	130,325	118,024
*	Ryman Healthcare Ltd.	2,992,263	3,763,436
	Sanford Ltd.	161,391	713,926
	Scales Corp. Ltd.	519,555	1,860,572
#	Scott Technology Ltd.	57,907	75,817
*	Serko Ltd.	214,319	213,392
	Skellerup Holdings Ltd.	718,386	2,496,727
	SKY Network Television Ltd.	489,545	933,629
#*	SKYCITY Entertainment Group Ltd.	2,552,929	954,762
*	Steel & Tube Holdings Ltd.	284,548	68,030
#	Summerset Group Holdings Ltd.	998,318	4,814,203
#	Tourism Holdings Ltd.	558,453	683,442
	TOWER Ltd.	1,132,309	1,355,461
#	Turners Automotive Group Ltd.	147,007	745,660
#*	Vista Group International Ltd.	636,706	704,326
TOTAL NEW ZEALAND			41,047,996
SINGAPORE — (14.3%)
*††	Abterra Ltd.	230,320	0
#*	AEM Holdings Ltd.	1,372,974	7,966,235
	ASL Marine Holdings Ltd.	359,000	108,922
		Shares	Value»
SINGAPORE — (Continued)
	Aztech Global Ltd.	1,143,800	$927,862
	Banyan Tree Holdings Ltd.	933,200	455,446
	Bonvests Holdings Ltd.	950,000	729,367
	Boustead Singapore Ltd.	1,400,269	2,636,714
	BRC Asia Ltd.	130,800	461,351
	Bukit Sembawang Estates Ltd.	608,203	2,261,275
	Bund Center Investment Ltd.	234,125	91,919
	Capitaland India Trust	5,242,221	4,331,698
#	Centurion Corp. Ltd.	1,431,700	1,846,896
#	China Aviation Oil Singapore Corp. Ltd.	1,402,999	2,339,974
#	China Sunsine Chemical Holdings Ltd.	1,589,700	862,461
	Chuan Hup Holdings Ltd.	1,861,300	359,273
	City Developments Ltd.	2,210,000	14,223,420
	ComfortDelGro Corp. Ltd.	10,768,000	12,536,801
#*	COSCO Shipping International Singapore Co. Ltd.	6,113,500	576,853
	CSE Global Ltd.	2,672,066	2,893,647
	Delfi Ltd.	969,800	808,226
	DFI Retail Group Holdings Ltd.	1,269,800	5,317,338
#*††	Ezion Holdings Ltd.	9,845,878	0
#*††	Ezra Holdings Ltd.	6,266,171	0
	Far East Orchard Ltd.	872,195	870,626
	First Resources Ltd.	2,879,900	7,911,095
	First Sponsor Group Ltd.	484,727	384,273
	Food Empire Holdings Ltd.	971,400	2,504,129
	Fraser & Neave Ltd.	446,100	508,640
#	Frasers Property Ltd.	409,500	368,645
#	Frencken Group Ltd.	1,732,400	3,668,971
*	Fu Yu Corp. Ltd.	1,699,000	139,237
#*	Gallant Venture Ltd.	4,945,500	272,177
#	Genting Singapore Ltd.	4,858,800	2,607,322
	Geo Energy Resources Ltd.	4,189,300	2,044,064
	Golden Agri-Resources Ltd.	29,393,600	7,325,399
	GuocoLand Ltd.	960,814	1,857,227
99

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Haw Par Corp. Ltd.	555,100	$7,520,101
	Hiap Hoe Ltd.	498,000	265,805
#	Ho Bee Land Ltd.	736,200	1,241,001
	Hong Fok Corp. Ltd.	1,433,994	1,127,834
	Hong Leong Asia Ltd.	999,800	2,284,892
	Hong Leong Finance Ltd.	1,109,000	2,259,031
	Hotel Grand Central Ltd.	698,254	423,462
	Hour Glass Ltd.	808,532	1,496,985
	HRnetgroup Ltd.	678,400	398,028
	Hutchison Port Holdings Trust	21,334,800	4,488,565
#*††	Hyflux Ltd.	3,238,900	0
#	iFAST Corp. Ltd.	792,600	5,456,028
	Indofood Agri Resources Ltd.	408,800	134,867
#	InnoTek Ltd.	336,600	229,673
	ISDN Holdings Ltd.	852,802	408,379
#*††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,539,587	8,292,412
	KSH Holdings Ltd.	83,800	23,165
#	LHN Ltd.	304,100	153,026
#	Marco Polo Marine Ltd.	11,841,700	1,461,326
#*	Mermaid Maritime PCL	994,400	94,355
	Metro Holdings Ltd.	1,750,192	684,715
	Mewah International, Inc.	89,000	20,647
#	Micro-Mechanics Holdings Ltd.	96,300	253,545
#*††	Midas Holdings Ltd.	8,576,553	0
	Nanofilm Technologies International Ltd.	375,800	431,905
	Netlink NBN Trust	11,567,100	9,183,458
*	Oceanus Group Ltd.	4,959,300	11,903
	OKP Holdings Ltd.	304,375	190,715
#	Olam Group Ltd.	3,806,800	3,049,735
#	OUE Ltd.	1,049,100	914,161
*	Oxley Holdings Ltd.	2,438,541	153,625
	Pacific Century Regional Developments Ltd.	179,000	73,174
	Pan-United Corp. Ltd.	1,117,950	1,379,886
#	Propnex Ltd.	688,800	948,806
#	Q&M Dental Group Singapore Ltd.	1,422,860	653,284
	QAF Ltd.	797,480	651,997
#	Raffles Education Ltd.	326,400	38,026
	Raffles Medical Group Ltd.	4,093,032	3,199,575
		Shares	Value»
SINGAPORE — (Continued)
#*	Rex International Holding Ltd.	3,062,200	$230,752
#	Riverstone Holdings Ltd.	2,831,300	1,659,164
	Samudera Shipping Line Ltd.	1,365,300	1,225,063
	SATS Ltd.	3,423,500	8,910,355
#	SBS Transit Ltd.	328,700	952,986
	Seatrium Ltd.	10,098,500	18,721,181
	Sheng Siong Group Ltd.	3,526,400	8,405,984
	SIA Engineering Co. Ltd.	1,343,500	3,317,317
#	Sing Holdings Ltd.	918,900	545,463
#	Sing Investments & Finance Ltd.	543,612	691,611
	Singapore Land Group Ltd.	374,569	1,101,843
#	Singapore Post Ltd.	6,295,800	1,709,596
	Singapore Shipping Corp. Ltd.	1,642,504	394,272
	Stamford Land Corp. Ltd.	2,172,518	812,020
#	StarHub Ltd.	2,866,100	2,388,001
	Straco Corp. Ltd.	130,000	38,177
	Straits Trading Co. Ltd.	664,194	919,910
#*††	Swiber Holdings Ltd.	2,895,250	0
#*	Thomson Medical Group Ltd.	4,533,400	202,357
	Tiong Woon Corp. Holding Ltd.	159,500	137,994
	Tuan Sing Holdings Ltd.	2,683,018	698,373
#	UMS Integration Ltd.	3,897,710	6,702,861
	United Overseas Insurance Ltd.	18,450	119,397
#	UOB-Kay Hian Holdings Ltd.	1,972,971	6,318,697
	UOL Group Ltd.	1,407,200	11,772,231
	Valuetronics Holdings Ltd.	1,585,350	1,272,697
	Venture Corp. Ltd.	1,301,700	16,614,805
	Vicom Ltd.	540,700	763,062
#	Wee Hur Holdings Ltd.	2,502,900	1,435,079
	Wing Tai Holdings Ltd.	1,468,467	1,862,572
	Yeo Hiap Seng Ltd.	41,159	20,111
TOTAL SINGAPORE			251,739,506
TOTAL COMMON STOCKS			1,728,959,808
100

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	130,619	$16,457
*	Silver Mines Ltd. Warrants 06/17/26	210,409	6,120
*††	Wiluna Mining Corp. Ltd. Warrants	248,265	6,792
TOTAL AUSTRALIA			29,369
TOTAL INVESTMENT SECURITIES (Cost $1,347,492,923)			1,728,989,177
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	2,800,627	$32,389,253
TOTAL INVESTMENTS — (100.0%)
(Cost $1,379,886,357)			$1,761,378,430
As of April 30, 2026, the value of Rule 144A securities amounted to $32,250,835 or 1.9% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$746,193	$1,106,395,884	$1,613,178	$1,108,755,255
Hong Kong	—	327,285,489	131,562	327,417,051
New Zealand	—	41,047,996	—	41,047,996
Singapore	—	251,739,506	—	251,739,506
Rights/Warrants
Australia	—	22,577	6,792	29,369
Securities Lending Collateral	—	32,389,253	—	32,389,253
Total Investments in Securities	$746,193	$1,758,880,705	$1,751,532˂˃	$1,761,378,430
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
101

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (5.2%)
	4imprint Group PLC	158,093	$7,837,548
Ω	Autotrader Group PLC	1,929,853	12,981,973
#	Bloomsbury Publishing PLC	500,492	4,156,612
*	Canal & SA	1,513,469	4,715,236
	Centaur Media PLC	14,715	2,183
	Everplay Group PLC	174,003	620,575
*	Frontier Developments PLC	52,854	223,256
	Future PLC	145,194	663,492
*	Gaming Realms PLC	438,911	202,547
	Gamma Communications PLC	366,506	4,498,398
*	Helios Towers PLC	3,390,668	9,236,661
	ITV PLC	16,649,174	18,116,607
	M&C Saatchi PLC	4,260	7,619
	MONY Group PLC	2,747,870	6,675,596
	Next 15 Group PLC	175,714	571,019
	Reach PLC	1,590,842	1,259,670
	Rightmove PLC	2,393,622	14,123,529
	S4 Capital PLC	237,273	140,409
#*	Team Internet Group PLC	390,220	173,098
*Ω	Trustpilot Group PLC	790,255	2,778,149
	WPP PLC (WPP LN)	629,649	2,279,687
#	WPP PLC (WPP US), Sponsored ADR	4,844	87,628
#	YouGov PLC	354,504	921,161
TOTAL COMMUNICATION SERVICES			92,272,653
CONSUMER DISCRETIONARY — (20.5%)
	AB Dynamics PLC	11,640	154,092
*	AO World PLC	556,609	664,825
*	ASOS PLC	3,926	11,987
#*Ω	Aston Martin Lagonda Global Holdings PLC	395,053	220,023
*	Auction Technology Group PLC	165,253	792,987
#	B&M European Value Retail PLC	986,583	2,254,352
	Barratt Redrow PLC	5,222,203	17,785,516
	Bellway PLC	617,098	16,002,493
	Berkeley Group Holdings PLC	462,974	20,157,625
#*	boohoo Group PLC	328,603	75,847
*	Burberry Group PLC	1,216,857	19,309,285
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Card Factory PLC	1,026,444	$942,929
	Coats Group PLC	7,571,796	8,588,610
	Crest Nicholson Holdings PLC	352,612	316,587
	Currys PLC	5,383,854	9,165,846
*	Dauch Corp.	126,645	723,794
*	DFS Furniture PLC	1,107,335	1,878,292
#	Domino's Pizza Group PLC	2,611,913	6,896,574
#	Dr. Martens PLC	1,380,940	1,165,926
	Dunelm Group PLC	732,209	7,486,844
*	Evoke PLC	20,108	10,596
#*	Frasers Group PLC	727,520	6,480,873
	Fuller Smith & Turner PLC, Class A	163,787	1,439,850
	Games Workshop Group PLC	133,329	35,362,392
#	Greggs PLC	546,131	11,298,869
*Ω	Gym Group PLC	780,957	1,884,917
	Halfords Group PLC	1,045,860	2,072,698
*	Headlam Group PLC	271,660	143,035
	Henry Boot PLC	515,452	1,142,831
	Hollywood Bowl Group PLC	781,790	2,704,726
Ω	Hostelworld Group PLC	71,032	102,646
	Inchcape PLC	1,908,518	21,532,345
#	J D Wetherspoon PLC	486,587	3,896,668
	JD Sports Fashion PLC	8,469,019	7,774,604
	Kingfisher PLC	6,301,344	24,778,801
*	Marston's PLC	2,805,385	1,970,922
	Me Group International PLC	1,540,381	3,068,538
*	Mitchells & Butlers PLC	1,498,657	5,094,335
	MJ Gleeson PLC	221,280	692,146
	Moonpig Group PLC	1,414,723	4,103,825
Ω	On the Beach Group PLC	606,895	1,351,339
	Persimmon PLC	1,613,139	23,260,610
	Pets at Home Group PLC	2,556,665	6,283,489
	Playtech PLC	1,232,321	6,103,702
	PPHE Hotel Group Ltd.	42,574	873,861
	Rank Group PLC	403,455	524,034
	Smiths News PLC	363,558	335,168
	SSP Group PLC	3,715,909	8,040,734
	Taylor Wimpey PLC	18,617,972	19,694,025
102

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#*	THG PLC	2,611,429	$1,107,307
	Topps Tiles PLC	251,830	125,613
*Ω	Trainline PLC	1,087,665	3,486,466
	Vertu Motors PLC	1,535,509	1,344,116
	Victorian Plumbing Group PLC	25,510	28,690
#*	Vistry Group PLC	1,364,004	6,087,745
*Ω	Watches of Switzerland Group PLC	859,071	6,012,563
	WH Smith PLC	450,605	3,165,415
	Whitbread PLC	696,169	21,162,098
	Wickes Group PLC	1,432,191	3,892,548
	Young & Co.'s Brewery PLC (YNGA LN), Class A	132,229	1,383,575
	Young & Co.'s Brewery PLC (YNGN LN)	11,970	104,245
TOTAL CONSUMER DISCRETIONARY			364,517,394
CONSUMER STAPLES — (4.0%)
	AEP Plantations PLC	128,393	3,331,341
	AG Barr PLC	531,497	4,654,902
#	C&C Group PLC	1,848,217	2,967,588
	Cranswick PLC	332,030	24,306,153
#	Fevara PLC	141,570	258,129
	Greencore Group PLC	829,558	169,703
	Greencore Group PLC GNC LN	2,948,205	10,114,260
	Hilton Food Group PLC	311,933	2,288,749
	McBride PLC	805,142	1,708,470
	MP Evans Group PLC	25,436	620,972
	Nichols PLC	16,891	224,460
#*	Ocado Group PLC	2,059,271	5,568,056
	Premier Foods PLC	4,083,009	10,944,088
	PZ Cussons PLC	505,449	523,946
	Tate & Lyle PLC	845,834	4,221,534
TOTAL CONSUMER STAPLES			71,902,351
ENERGY — (3.8%)
*	Afentra PLC	339,285	354,812
*	Capricorn Energy PLC	307,119	1,297,868
	DCC PLC	300,023	22,613,639
#	Diversified Energy Co. DEC LN	193,262	3,180,735
	Diversified Energy Co. DEC US	5,324	88,645
	Energean PLC	681,669	8,265,532
	EnQuest PLC	8,984,632	2,565,665
*	Genel Energy PLC	819,525	605,899
		Shares	Value»
ENERGY — (Continued)
	Gulf Keystone Petroleum Ltd.	1,412,541	$3,815,925
*	Gulf Marine Services PLC	363,413	94,628
	Harbour Energy PLC	2,760,437	10,977,918
	Hunting PLC	706,228	4,885,500
	Ithaca Energy PLC	869,406	3,180,816
#*	Pantheon Resources PLC	2,152,536	308,342
	Pharos Energy PLC	1,305,299	494,811
	Serica Energy PLC	1,243,177	4,854,089
#*	Tullow Oil PLC	866,132	176,964
TOTAL ENERGY			67,761,788
FINANCIALS — (23.9%)
	Aberdeen Group PLC	9,506,777	26,866,950
	AJ Bell PLC	1,489,249	10,450,522
#	Ashmore Group PLC	1,739,637	4,922,278
	Beazley PLC	1,950,709	33,882,610
Ω	Bridgepoint Group PLC	350,750	1,190,559
	Brooks Macdonald Group PLC	1,612	30,367
#	Burford Capital Ltd.	739,209	3,531,232
	Chesnara PLC	1,249,322	5,196,555
*	Close Brothers Group PLC	834,967	5,029,821
Ω	CMC Markets PLC	617,962	3,106,277
	Conduit Holdings Ltd.	279,187	1,676,888
	Foresight Group Holdings Ltd.	249,093	1,354,112
#*Ω	Funding Circle Holdings PLC	301,603	595,219
*	Georgia Capital PLC	112,330	5,984,504
	Hiscox Ltd.	1,578,945	33,224,540
	ICG PLC	950,869	23,443,397
	IG Group Holdings PLC	1,731,490	35,383,159
	Impax Asset Management Group PLC	54,696	73,133
	IntegraFin Holdings PLC	225,489	997,234
	International Personal Finance PLC	1,191,113	4,019,506
	Investec PLC	368,850	3,170,892
*	IP Group PLC	4,794,708	3,955,527
	Jupiter Fund Management PLC	1,925,206	3,975,863
	Lancashire Holdings Ltd.	1,207,878	9,433,820
	Lion Finance Group PLC	258,093	38,679,191
103

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Liontrust Asset Management PLC	63,146	$227,141
	London Investment Group PLC	887	4,985
	M&G PLC	44,952	184,750
	Man Group PLC	5,913,832	20,434,370
*	Metro Bank Holdings PLC	1,156,092	2,362,295
	Mortgage Advice Bureau Holdings Ltd.	56,532	407,542
	Ninety One PLC	1,470,728	4,315,970
	OSB Group PLC	1,826,039	13,126,942
	Paragon Banking Group PLC	1,682,949	17,140,283
#	PayPoint PLC	273,468	2,366,060
	Plus500 Ltd.	515,168	31,293,168
	Polar Capital Holdings PLC	438,158	4,083,729
	Pollen Street Group Ltd.	70,405	814,224
Ω	Quilter PLC	7,401,878	18,483,206
	Rathbones Group PLC	259,126	6,925,124
	S&U PLC	33,109	857,311
Ω	Sabre Insurance Group PLC	591,404	1,221,431
*	Saga PLC	641,152	5,126,868
	Schroders PLC	43,846	345,243
	Secure Trust Bank PLC	36,552	623,836
	Tatton Asset Management PLC	1,575	13,281
	TBC Bank Group PLC	199,521	13,210,916
	TP ICAP Group PLC	4,121,116	17,711,548
*	Vanquis Banking Group PLC	351,532	529,466
#	WAG Payment Solutions PLC	22,048	34,551
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	816,025	3,363,763
TOTAL FINANCIALS			425,383,559
HEALTH CARE — (2.4%)
	Advanced Medical Solutions Group PLC	957,716	3,189,283
Ω	Convatec Group PLC	5,273,664	15,123,938
	CVS Group PLC	365,951	5,798,504
*	EKF Diagnostics Holdings PLC	79,384	28,517
		Shares	Value»
HEALTH CARE — (Continued)
	Hikma Pharmaceuticals PLC	759,798	$14,446,021
Ω	Integrated Diagnostics Holdings PLC	1,220,599	683,569
*	Oxford Nanopore Technologies PLC	44,678	68,245
#*	PureTech Health PLC (PRTC LN)	640,931	1,110,136
Ω	Spire Healthcare Group PLC	1,223,378	2,708,798
TOTAL HEALTH CARE			43,157,011
INDUSTRIALS — (22.5%)
#	Ashtead Technology Holdings PLC	69,805	451,719
	Babcock International Group PLC	1,796,495	27,064,665
	Balfour Beatty PLC	2,403,596	26,708,306
	Bodycote PLC	1,087,943	10,103,393
	Braemar PLC	80,822	236,624
	BRCK Group PLC	143,996	96,518
*	Capita PLC	135,264	530,877
	Chemring Group PLC	1,247,909	8,847,666
	Clarkson PLC	153,185	10,072,043
	Costain Group PLC	1,265,591	3,197,281
	DiscoverIE Group PLC	487,755	4,333,000
	easyJet PLC	966,101	4,624,086
#	Fintel PLC	6,561	16,326
	Firstgroup PLC	3,339,569	7,399,112
	FW Thorpe PLC	2,919	10,000
	Galliford Try Holdings PLC	634,237	4,516,367
	Genuit Group PLC	1,413,603	4,982,118
	Goodwin PLC	2,674	416,111
	Grafton Group PLC, CDI	1,374,546	16,451,132
	Hargreaves Services PLC	9,674	104,302
	Hays PLC	3,782,438	1,713,116
	Howden Joinery Group PLC	2,409,358	25,419,432
	IMI PLC	467,321	17,799,351
*††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	184,515	1,143,643
#	James Halstead PLC	355,751	659,243
	JET2 PLC	813,756	12,079,949
	Johnson Service Group PLC	1,660,603	2,901,320
	Keller Group PLC	482,853	14,677,343
	Kier Group PLC	1,974,392	5,494,604
104

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
Ω	Luceco PLC	371,359	$1,096,702
	Macfarlane Group PLC	69,670	59,618
	Mears Group PLC	775,299	4,179,258
	Mitie Group PLC	6,584,223	15,612,637
	Morgan Advanced Materials PLC	1,557,354	4,630,925
	Morgan Sindall Group PLC	262,706	16,798,697
	Norcros PLC	214,076	819,220
	Pagegroup PLC	980,095	1,786,904
	Porvair PLC	9,952	97,846
	QinetiQ Group PLC	2,761,415	16,734,166
	Renew Holdings PLC	275,578	3,417,531
#*	Robert Walters PLC	333,782	430,610
	Rotork PLC	4,112,554	17,287,032
	RS Group PLC	2,288,056	18,795,053
	RWS Holdings PLC	405,169	490,623
	Senior PLC	2,191,421	8,537,682
	Serco Group PLC	5,604,633	21,513,213
*	Severfield PLC	517,005	177,764
*	SIG PLC	1,114,211	122,415
	Speedy Hire PLC	2,337,991	630,729
	Spirax Group PLC	175,599	17,137,929
	SThree PLC	311,609	714,594
	Travis Perkins PLC	529,618	3,760,168
#	Trifast PLC	531,372	453,081
	Vesuvius PLC	1,132,169	6,820,546
	Volex PLC	732,940	5,982,014
	Volution Group PLC	1,031,334	8,648,706
	Vp PLC	153,784	1,021,109
	Wilmington PLC	309,004	982,400
*	XP Power Ltd.	59,144	1,410,450
	Zigup PLC	1,377,758	7,539,120
TOTAL INDUSTRIALS			399,738,389
INFORMATION TECHNOLOGY — (3.1%)
*	Accesso Technology Group PLC	28,799	103,296
Ω	Alfa Financial Software Holdings PLC	296,974	599,217
#	Bytes Technology Group PLC (BYIT LN)	1,124,811	4,652,838
	Computacenter PLC	433,414	21,943,878
	dotdigital group PLC	440,167	279,397
	FDM Group Holdings PLC	109,011	154,847
	GB Group PLC	1,073,994	3,113,727
	Gooch & Housego PLC	15,275	191,459
#*	IDOX PLC	101,694	98,909
#*	IQE PLC	2,903,015	1,683,596
	Kainos Group PLC	457,630	5,177,890
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Midwich Group PLC	25,107	$48,735
#	NCC Group PLC	1,240,261	2,016,078
#*	Pinewood Technologies Group PLC	392,305	1,331,507
*	RM PLC	33,750	45,824
	Softcat PLC	652,004	12,242,135
#*	Strix Group PLC	247,902	137,462
*	TT Electronics PLC	804,382	1,305,699
*	Xaar PLC	455,438	863,602
TOTAL INFORMATION TECHNOLOGY			55,990,096
MATERIALS — (8.9%)
*	Accsys Technologies PLC	9,505	8,677
	Atalaya Mining Copper SA	470,896	4,760,438
	Breedon Group PLC	1,554,808	6,490,161
	Capital Ltd.	104,810	163,202
	Castings PLC	172,431	624,902
	Central Asia Metals PLC	912,062	1,810,710
	Croda International PLC	494,214	19,168,766
	Ecora Royalties PLC	958,713	1,807,484
	Elementis PLC	3,842,447	7,733,918
	Essentra PLC	834,129	928,738
Ω	Forterra PLC	1,018,450	2,184,557
	Hill & Smith PLC	502,644	17,675,111
	Hochschild Mining PLC	2,307,041	19,696,517
Ω	Ibstock PLC	669,115	932,032
	International Paper Co.	46,623	1,457,132
	Johnson Matthey PLC	882,547	24,926,859
	Marshalls PLC	638,767	1,133,121
	Mondi PLC	1,825,338	18,858,316
	Pan African Resources PLC	8,821,033	16,844,692
	RHI Magnesita NV	47,413	1,710,523
*	SigmaRoc PLC	2,856,553	4,791,431
#*	Synthomer PLC	288,525	272,332
	Treatt PLC	24,863	101,741
	Victrex PLC	335,665	2,753,181
	Zotefoams PLC	137,268	732,457
TOTAL MATERIALS			157,566,998
REAL ESTATE — (1.3%)
	Foxtons Group PLC	1,243,718	727,700
	Grainger PLC	948,554	2,071,685
	Harworth Group PLC	153,210	278,866
	Helical PLC	28,412	73,906
105

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	International Workplace Group PLC	3,877,375	$9,760,906
	LSL Property Services PLC	352,540	1,063,732
*	Phoenix Spree Deutschland Ltd.	15,813	37,790
	Savills PLC	802,244	9,048,638
*	Watkin Jones PLC	131,807	40,498
TOTAL REAL ESTATE			23,103,721
UTILITIES — (2.4%)
	Drax Group PLC	1,792,797	21,570,654
	Pennon Group PLC	2,051,312	15,344,314
	Shares	Value»
UTILITIES — (Continued)
Telecom Plus PLC	386,345	$6,174,677
TOTAL UTILITIES		43,089,645
TOTAL COMMON STOCKS Cost ($1,296,461,857)		1,744,483,605
			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	3,119,789	36,080,359
TOTAL INVESTMENTS — (100.0%)
(Cost $1,332,544,311)			$1,780,563,964
As of April 30, 2026, the value of Rule 144A securities amounted to $76,743,581 or 4.3% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$87,628	$92,185,025	—	$92,272,653
Consumer Discretionary	723,794	363,793,600	—	364,517,394
Consumer Staples	—	71,902,351	—	71,902,351
Energy	88,645	67,673,143	—	67,761,788
Financials	—	425,383,559	—	425,383,559
Health Care	—	43,157,011	—	43,157,011
Industrials	—	399,738,389	—	399,738,389
Information Technology	—	55,990,096	—	55,990,096
Materials	—	157,566,998	—	157,566,998
Real Estate	—	23,103,721	—	23,103,721
Utilities	—	43,089,645	—	43,089,645
Securities Lending Collateral	—	36,080,359	—	36,080,359
Total Investments in Securities	$900,067	$1,779,663,897	—˂˃	$1,780,563,964
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
106

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (90.9%)
AUSTRIA — (3.8%)
	Agrana Beteiligungs AG	57,887	$810,927
	ANDRITZ AG	311,663	26,482,196
*	AT&S Austria Technologie & Systemtechnik AG	124,452	13,786,001
Ω	BAWAG Group AG	466,884	79,954,241
#	CA Immobilien Anlagen AG	158,218	5,069,938
#*	CPI Europe AG	143,359	2,626,108
	DO & Co. AG	41,737	8,511,533
*	Eurotelesites AG	289,656	1,596,174
	EVN AG	232,002	7,882,950
*	FACC AG	97,572	1,509,586
	Frequentis AG	174	15,005
*	Immofinanz AG (IIA AV)	681,827	0
	Josef Manner & Comp AG	870	105,965
*	Kapsch TrafficCom AG	3,508	22,008
#*	Lenzing AG	27,255	745,989
#	Mayr Melnhof Karton AG	49,317	4,629,970
	Oberbank AG	44,385	4,250,509
#	Oesterreichische Post AG	137,098	5,160,869
	Palfinger AG	77,895	3,205,376
*	POLYTEC Holding AG	45,139	215,037
	Porr AG	89,819	4,118,988
#	SBO AG	22,260	966,106
*	Semperit AG Holding	17,747	311,431
	Strabag SE (STR AV), Class BR	56,000	5,909,922
	Telekom Austria AG	1,067,703	12,137,351
#*	UBM Development AG	5,302	106,622
	UNIQA Insurance Group AG	776,594	14,901,253
	Vienna Insurance Group AG Wiener Versicherung Gruppe	272,951	20,551,983
	voestalpine AG	537,157	27,772,621
	Wienerberger AG	569,008	16,497,935
	Zumtobel Group AG	64,615	273,341
TOTAL AUSTRIA			270,127,935
		Shares	Value»
BELGIUM — (3.4%)
	Ackermans & van Haaren NV	152,497	$50,295,436
	Ageas SA	100,978	7,913,104
*	AGFA-Gevaert NV	196,660	109,452
*	Atenor	95,850	191,210
#	Azelis Group NV	204,569	2,710,435
	Barco NV	389,825	4,363,336
	Bekaert SA	218,463	10,787,938
#*††	Biocartis Group NV	357,370	0
*	bpost SA	78,372	167,011
	Cie d'Entreprises CFE	49,898	666,407
	Colruyt Group NV	217,821	8,396,038
	Deceuninck NV	410,459	1,031,036
#	Deme Group NV	48,230	11,005,883
#	D'ieteren Group	62,633	12,942,564
	Econocom Group SA NV	509,837	845,678
	EVS Broadcast Equipment SA	69,289	3,055,665
	Fagron	351,158	9,906,142
*	Galapagos NV (GLPG BB)	207,806	5,887,540
*	Galapagos NV (GLPG NA)	44,496	1,249,380
	Gimv NV	167,831	9,456,871
*	Immobel SA	10,624	275,716
#	Ion Beam Applications	101,113	1,590,095
	Jensen-Group NV	20,961	1,691,581
#	Kinepolis Group NV	90,123	3,239,118
#	Lotus Bakeries NV	2,046	24,630,580
#	Melexis NV	93,363	7,856,917
#*	Ontex Group NV	172,765	590,413
*	Onward Medical NV	87,734	273,544
	Proximus SADP	440,022	3,356,335
#	Recticel SA	268,765	3,188,560
	Sipef NV	38,744	4,622,323
	Solvay SA	315,984	10,318,056
#	Syensqo SA	212,179	14,075,782
#	Tessenderlo Group SA	127,540	3,199,898
	Umicore SA	383,548	7,757,351
	Van de Velde NV	32,510	1,250,212
	VGP NV	33,683	3,457,994
	Viohalco SA	498,361	8,550,138
	What's Cooking BV	3,904	656,471
TOTAL BELGIUM			241,562,210
107

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (5.5%)
	AL Sydbank	387,768	$33,071,819
#	ALK-Abello AS	815,920	30,560,794
	Alm Brand AS	5,389,801	12,607,916
#	Ambu AS, Class B	121,657	1,205,971
*	Bang & Olufsen AS	330,116	450,821
*	Bavarian Nordic AS	296,204	8,718,699
#	cBrain AS	16,018	163,419
	Chemometec AS	44,616	2,249,633
	Columbus AS	430,344	681,008
	D/S Norden AS	147,651	6,986,884
#*	Demant AS	185,337	5,877,698
*	Dfds AS	138,502	2,974,894
	Djurslands Bank AS	6,232	907,865
	FLSmidth & Co. AS	224,017	16,638,227
	Fluegger Group AS	3,099	169,549
	Foroya Banki P	10,800	384,038
#*	GN Store Nord AS	66,726	1,003,663
#	GronlandsBANKEN AS	1,125	172,844
	Gubra AS	2,336	116,771
	H Lundbeck AS (HLUNA DC), Class A	78,578	436,107
	H Lundbeck AS (HLUNB DC)	1,500,652	10,088,283
#*	H&H International AS, Class B	79,154	1,319,271
#	Harboes Bryggeri AS, Class B	5,094	89,437
	ISS AS	740,755	27,174,307
	Jeudan AS	42,605	1,390,694
	Jyske Bank AS	262,592	36,556,504
#	Lan & Spar Bank	4,895	938,174
#	Matas AS	243,336	3,868,458
#	MT Hoejgaard Holding AS	2,847	152,525
#*Ω	Netcompany Group AS	206,001	11,767,850
#*	NKT AS	272,775	40,292,229
#*Ω	NNIT AS	46,671	323,248
*	North Media AS	15,915	121,080
#*	NTG Nordic Transport Group AS	24,646	721,368
	Pandora AS	99,817	7,595,969
#	Parken Sport & Entertainment AS	4,695	132,582
	Per Aarsleff Holding AS	123,143	14,341,715
	Ringkjoebing Landbobank AS	178,454	44,588,628
#	Rockwool AS ROCKA DC, Class A	41,747	1,283,077
	Rockwool AS ROCKB DC, Class B	357,485	10,406,561
		Shares	Value»
DENMARK — (Continued)
	Royal Unibrew AS	274,075	$18,329,656
*	RTX AS	44,105	658,513
Ω	Scandinavian Tobacco Group AS	140,072	1,483,103
	Schouw & Co. AS	84,727	8,735,103
	SJF Bank AS	18,082	887,019
#*	Solar AS, Class B	8,510	277,367
	SP Group AS	10,785	629,920
	TCM Group AS	2,578	26,336
#	Tivoli AS	10,004	1,023,075
	TORM PLC, Class A	206,976	6,634,494
	UIE PLC	102,040	6,146,540
*	Zealand Pharma AS	173,576	8,209,483
TOTAL DENMARK			391,571,189
FINLAND — (5.4%)
#	Aktia Bank OYJ	329,414	4,211,062
#	Alandsbanken Abp, Class B	23,036	1,298,225
	Alma Media OYJ	135,302	1,985,586
	Anora Group OYJ	24,294	99,364
	Apetit OYJ	13,543	205,470
#	Aspo OYJ	114,344	819,252
	Atria OYJ	98,413	1,711,687
#	Bittium OYJ	192,809	7,200,867
	Digia OYJ	83,872	562,134
*	Easor OYJ	386	295
	Elisa OYJ	449,157	21,814,623
Ω	Enento Group OYJ	36,538	693,149
#*	Exel Composites OYJ	4,667	42,310
#	Finnair OYJ	622,533	2,343,084
#	Fiskars OYJ Abp	217,678	3,510,702
#	F-Secure OYJ	600,789	1,242,775
#	Gofore OYJ	574	7,854
#	Harvia OYJ	40,240	1,678,924
	Hiab OYJ	271,845	16,170,960
	HKFoods OYJ	60,594	113,448
	Huhtamaki OYJ	515,675	16,503,477
	Ilkka OYJ	20,833	101,409
#	Kalmar OYJ, Class B	271,845	14,578,211
	Kemira OYJ	639,975	13,270,710
*	Kempower OYJ	3,147	52,976
	Kesko OYJ (KESKOA FH), Class A	84,943	2,028,392
#	Kesko OYJ (KESKOB FH), Class B	1,121,254	27,635,687
	Konecranes OYJ	1,301,382	42,741,280
*	Lassila & Tikanoja OYJ	91,244	780,465
#*	Lindex Group OYJ	101,573	258,293
#	Lumo Kodit OYJ	225,489	2,147,457
	Luotea PLC	103,621	298,295
#	Mandatum OYJ	1,650,888	13,203,560
	Marimekko OYJ	63,890	743,772
108

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#*	Metsa Board OYJ (METSB FH), Class B	944,884	$3,161,769
#	Metso OYJ	1,190,467	20,564,505
#	Nokian Renkaat OYJ	429,699	5,286,488
	Olvi OYJ, Class A	95,777	3,487,041
#	Oma Saastopankki OYJ	19,914	278,891
	Oriola OYJ (OKDBV FH), Class B	208,902	226,492
#	Orion OYJ (ORNBV FH), Class B	600,779	48,535,933
	Outokumpu OYJ	1,521,116	10,231,670
#	Pihlajalinna OYJ	45,220	595,440
#	Ponsse OYJ	69,648	1,825,461
	Puuilo OYJ	202,409	3,085,916
#*	QT Group OYJ	54,468	1,231,308
#	Raisio OYJ, Class V	643,272	1,928,462
#	Raute OYJ, Class A	648	10,948
#	Revenio Group OYJ	127,255	2,077,968
	Sampo OYJ, Class A	1,831,002	18,990,816
	Sanoma OYJ	452,468	4,920,934
	Scanfil OYJ	5,023	74,643
#	Stora Enso OYJ, Class R	1,657,207	18,452,285
	Taaleri PLC	25,782	231,432
#	Talenom OYJ	386	550
	Teleste OYJ	22,892	92,367
#Ω	Terveystalo OYJ	365,531	3,345,900
#	Tieto OYJ	350,695	7,834,853
#	Tokmanni Group Corp.	274,000	2,446,370
	Vaisala OYJ, Class A	125,505	7,342,403
#	Valmet OYJ	658,694	17,199,324
*	Verkkokauppa.com OYJ	27,116	71,373
	Viking Line Abp	11,073	267,436
*	YIT OYJ	172,108	510,474
TOTAL FINLAND			384,365,207
FRANCE — (12.0%)
#*	74Software SA	35,962	1,508,265
	ABC arbitrage	111,168	700,796
	Accor SA	393,229	19,460,404
#	Aeroports de Paris SA	56,609	6,873,670
*	Air France-KLM	213,395	2,271,574
	AKWEL SADIR	46,380	394,392
*	Alstom SA	1,466,690	29,472,089
	Altamir	136,094	3,930,706
	Alten SA	121,267	8,078,963
*Ω	Aramis Group SAS	10,052	46,403
	Arkema SA	224,796	16,406,494
#	Assystem SA	21,195	1,142,853
		Shares	Value»
FRANCE — (Continued)
	Aubay	20,599	$1,208,632
Ω	Ayvens SA	880,244	11,911,687
#*	Bastide le Confort Medical	13,099	385,792
#	Beneteau SACA	79,504	639,804
	BioMerieux	109,829	9,267,915
	Boiron SA	28,677	921,239
	Bonduelle SCA	41,715	423,971
*††	Bourbon Corp. SA	28,851	0
	Carrefour SA	1,965,800	39,189,902
*	Cegedim SA	3,771	53,005
	Cie des Alpes	125,439	3,269,724
*	Clariane SE	639,789	3,041,549
	Coface SA	734,846	13,626,866
	Derichebourg SA	647,148	6,894,459
#	Edenred SE	621,245	15,558,489
	Eiffage SA	64,139	10,341,023
	Electricite de Strasbourg SA	21,112	5,702,786
#Ω	Elior Group SA	226,442	702,914
	Elis SA	1,130,371	34,928,694
*	Emeis SA	223,420	3,776,020
	Equasens	10,975	484,241
#	Eramet SA	40,848	2,818,083
	Etablissements Maurel et Prom SA	387,272	4,521,793
	Eurazeo SE	215,488	11,761,182
#*	Euroapi SA	87,484	140,966
	Eurofins Scientific SE	260,734	18,124,234
*	Eutelsat Communications SACA	474,843	1,516,403
	Exel Industries SA, Class A	10,459	381,453
	Exosens SAS	72,464	5,533,731
#	FDJ UNITED	336,918	9,153,077
*	Figeac Aero	7,712	90,005
	Fnac Darty SA	10,597	439,036
	Fnac Darty SA (FNAC FP)	9,302	385,953
*	Forvia SE (FRVIA FP)	461,033	5,434,896
*	Gaumont SA	10,715	1,284,029
	Gaztransport Et Technigaz SA	181,908	44,257,145
	GEA	2,433	259,650
	GL Events SACA	55,367	2,179,577
	Groupe Crit SA	22,324	1,456,202
#	Groupe SFPI	21,754	47,057
#*	Guerbet	23,531	320,790
	Haulotte Group SA	9,331	21,859
*	ID Logistics Group SACA	17,972	7,632,346
	Imerys SA	112,115	2,934,599
	Infotel SA	1,606	65,376
109

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Interparfums SA	79,624	$2,215,435
	Ipsen SA	98,626	19,370,313
	IPSOS SA	252,618	10,713,469
	Jacquet Metals SACA	82,260	2,144,122
	JCDecaux SE	304,639	6,776,140
	Kaufman & Broad SA	91,469	2,971,546
#	Laurent-Perrier	14,168	1,400,989
	Lectra	37,874	716,531
#	Linedata Services	3,353	170,597
	LISI SA	1,202	87,993
	LNA Sante SA	26,445	894,369
*	Lumibird	1,093	27,672
	Maison Pommery & Associes SA	1,464	16,725
#*Ω	Maisons du Monde SA	29,713	18,884
	Manitou BF SA	52,223	1,252,864
	Mersen SA	119,669	4,502,685
#	Metropole Television SA	123,332	1,883,680
	Neurones	6,767	286,582
	Nexans SA	195,817	36,549,986
#*	Nexity SA	140,543	1,395,140
	North Atlantic Energies	5,596	410,029
	NRJ Group	88,443	741,931
#	Oeneo SA	91,324	972,923
	Opmobility	292,231	4,937,833
*	OSE Immuno	2,885	12,967
#*	OVH Groupe SA	12,495	152,813
*	Pierre Et Vacances SA	445,005	971,872
#	Planisware SA	16,802	354,690
#	Pluxee NV	173,552	2,466,111
	Quadient SA	90,466	1,237,087
#	Remy Cointreau SA	82,412	3,884,971
#	Renault SA	684,547	24,047,590
	Rexel SA	1,211,850	51,253,083
#	Robertet SA	2,975	2,795,004
	Rubis SCA	421,748	17,382,114
	Samse SACA	7,930	1,133,007
	Savencia SA	34,499	2,688,844
	SCOR SE	793,895	29,622,435
#	SEB SA	83,186	5,105,229
#	Seche Environnement SACA	21,449	2,099,997
	SES SA	1,498,646	12,371,418
*Ω	SMCP SA	90,467	551,046
	Societe BIC SA	96,818	6,677,651
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,570	5,810,632
	Societe LDC SADIR	11,065	1,452,040
#	Sodexo SA	277,540	14,116,656
		Shares	Value»
FRANCE — (Continued)
*	SOITEC	10,094	$1,518,530
	Sopra Steria Group	82,550	12,880,546
	SPIE SA	753,218	43,703,661
#	Stef SA	25,963	3,548,493
#	Sword Group	39,003	1,433,814
	Synergie SE	67,764	2,241,680
	Technip Energies NV	640,629	30,306,583
#	Teleperformance SE	211,327	14,312,994
	Television Francaise 1 SA	268,368	2,134,703
	TFF Group	9,478	177,128
	Thermador Groupe	39,148	3,182,941
#	Tikehau Capital SCA	66,921	1,387,822
	Trigano SA	46,249	8,505,185
#*	Ubisoft Entertainment SA	144,380	842,285
	Valeo SE	729,709	9,185,098
#	Vallourec SACA	845,180	25,466,687
	Vetoquinol SA	13,935	1,260,020
	Vicat SACA	100,090	7,067,773
	VIEL & Cie SA	156,945	3,443,491
	Virbac SACA	12,900	5,634,659
*	Viridien	31,474	5,353,274
	Vivendi SE	2,406,774	5,618,593
#*	Voltalia SA	97,472	809,999
#	Vusion	12,539	1,788,531
#	Wavestone	13,166	710,512
*Ω	X-Fab Silicon Foundries SE	120,805	897,047
TOTAL FRANCE			853,432,507
GERMANY — (13.6%)
	1&1 AG	218,379	5,785,349
*	7C Solarparken AG	265,514	588,838
	Adesso SE	2,671	182,859
	Adtran Networks SE	2,822	76,223
	AIXTRON SE	265,331	14,660,560
#	All for One Group SE	3,448	145,387
#	Allgeier SE	46,734	890,153
	Alzchem Group AG	22,965	4,464,693
	Amadeus Fire AG	7,658	216,756
*	Aroundtown SA	5,268,211	15,231,985
	Atoss Software SE	37,065	3,448,840
*	Aumovio SE	115,187	4,995,486
	Aurubis AG	158,734	34,157,937
#*	Auto1 Group SE	102,952	2,199,002
*	Basler AG	32,144	692,084
#*	BayWa AG (BYW6 GR)	10,341	34,121
	Bechtle AG	383,538	13,053,455
Ω	Befesa SA	168,705	6,466,810
*	Bertrandt AG	23,333	298,158
	Bijou Brigitte AG	15,235	887,683
	Bilfinger SE	171,739	19,806,810
110

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Borussia Dortmund GmbH & Co. KGaA	435,678	$1,631,174
*	BRANICKS Group AG	260,704	417,104
	Brenntag SE	357,981	26,069,933
*Ω	Brockhaus Technologies AG	163	3,599
	CANCOM SE (COK GR)	155,928	4,532,785
#	Carl Zeiss Meditec AG	107,545	3,349,278
*	Ceconomy AG	536,475	2,764,152
*	CENIT AG	27,952	217,057
	Cewe Stiftung & Co. KGaA	45,539	5,045,958
	CTS Eventim AG & Co. KGaA	216,531	14,291,846
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	378,945
#*Ω	Delivery Hero SE	453,822	11,045,198
	Dermapharm Holding SE DMP GR	6,110	332,591
	Deutsche Beteiligungs AG	82,898	2,490,222
	Deutsche EuroShop AG	6,828	158,441
#Ω	Deutsche Pfandbriefbank AG	299,076	1,140,802
	Deutsche Wohnen SE	3,284	76,270
	Deutz AG	612,047	7,156,943
	Draegerwerk AG & Co. KGaA	17,892	1,468,784
	Duerr AG	265,997	6,600,636
Ω	DWS Group GmbH & Co. KGaA	135,211	9,366,082
	Eckert & Ziegler SE	269,913	4,839,914
*	EDAG Engineering Group AG	20,233	88,061
	Elmos Semiconductor SE	36,953	7,992,918
	ElringKlinger AG	115,460	745,624
#	Energiekontor AG	5,663	270,688
	Evonik Industries AG	1,281,521	26,505,937
#*	Evotec SE	237,485	1,469,836
	Fabasoft AG	2,747	37,192
	Fielmann Group AG	103,573	5,170,087
	flatexDEGIRO SE	411,467	14,722,170
*	Fraport AG Frankfurt Airport Services Worldwide	182,432	14,969,057
		Shares	Value»
GERMANY — (Continued)
	Freenet AG	771,838	$24,582,881
	Fresenius Medical Care AG (FME GR)	788,297	35,669,221
	Friedrich Vorwerk Group SE	30,191	2,589,732
	FUCHS SE	126,009	4,829,950
	GEA Group AG	586,696	40,119,202
#	Gerresheimer AG	80,526	2,324,523
	Gesco SE	38,026	662,605
	GFT Technologies SE	119,509	2,606,094
*	Grand City Properties SA	40,249	453,011
	Grenke AG	30,306	453,140
	Hawesko Holding SE	313	7,496
#*	Heidelberger Druckmaschinen AG	317,343	548,287
#*	HelloFresh SE	375,049	2,036,750
#	Hensoldt AG	338,981	30,587,578
*	Hoenle AG	14,291	149,989
*	HomeToGo SE	13,461	20,250
	Hornbach Holding AG & Co. KGaA	48,541	4,614,990
#	HUGO BOSS AG	242,968	10,303,460
#*	Hypoport SE	5,558	536,833
	Indus Holding AG	56,755	1,990,531
	Init Innovation in Traffic Systems SE	38,395	2,294,182
Ω	Instone Real Estate Group SE	83,326	863,655
#*	IONOS Group SE	119,874	3,689,916
	IVU Traffic Technologies AG	52,179	1,163,278
	Jenoptik AG	267,523	10,528,104
Ω	JOST Werke SE	61,750	3,758,569
	K&S AG	751,775	14,064,796
	KION Group AG	417,583	21,794,240
#*	Kloeckner & Co. SE	32,332	451,563
*	Koenig & Bauer AG	57,052	623,906
#	Kontron AG	258,677	6,485,823
	Krones AG	100,284	14,513,714
	KSB SE & Co. KGaA	3,257	3,747,328
#	KWS Saat SE & Co. KGaA	79,102	7,138,631
	Lanxess AG	213,832	4,556,829
	LEG Immobilien SE	402,018	28,209,065
#	Leifheit AG	37,829	754,002
#*	Medios AG	10,185	163,669
#	MLP SE	321,566	3,010,301
	Multitude AG	1,042	7,303
#	Mutares SE & Co. KGaA	28,793	834,023
#	Nagarro SE	49,669	2,523,808
	Nemetschek SE	193,506	14,043,515
#*	Nordex SE	499,584	28,487,486
111

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Norma Group SE	75,113	$1,294,909
	Patrizia SE	293,577	2,581,043
	Pfeiffer Vacuum Technology AG	1,413	277,561
	PNE AG	2,887	32,112
	ProCredit Holding AG	9,266	88,934
	ProSiebenSat.1 Media SE	208,467	992,136
	Puma SE (PUM GR)	406,195	12,435,214
#*	PVA TePla AG	105,701	4,553,478
	PWO AG	7,732	243,642
#*	Q Beyond Ag Konv Namens Aktien	41,199	177,104
#	Qiagen NV QGEN US	103,780	3,588,712
#	Qiagen NV QIA GR	480,826	16,401,739
*	R Stahl AG	5,596	87,262
	Rational AG	13,650	9,980,827
	RENK Group AG	234,119	14,879,437
#	RTL Group SA	152,209	5,848,589
	SAF-Holland SE	234,830	4,846,700
	Salzgitter AG	125,542	7,101,344
	Schaeffler AG	771,489	7,335,077
	Schloss Wachenheim AG	6,929	113,793
#	Schott Pharma AG & Co. KGaA	64,146	1,121,829
Ω	Scout24 SE	263,138	21,909,475
	Secunet Security Networks AG	7,571	1,627,531
*	SGL Carbon SE	11,015	56,590
#	Siltronic AG	54,374	5,094,550
	Sixt SE	80,620	6,451,155
#*	SMA Solar Technology AG	47,034	3,013,735
	Stabilus SE	6,548	132,701
	STRATEC SE	11,109	230,199
	Stroeer SE & Co. KGaA	193,372	8,444,159
#	Suedzucker AG	377,566	5,492,173
	Surteco Group SE	38,871	462,127
	SUSS MicroTec SE	143,891	12,881,665
	Symrise AG	398,563	35,257,139
	TAG Immobilien AG	1,204,980	21,013,550
	Takkt AG	88,475	283,521
*Ω	TeamViewer SE	196,966	1,100,521
	Technotrans SE	36,431	1,401,331
	thyssenkrupp AG	2,674,279	31,826,849
*	Tkms AG& Co. KGaA	2,807	288,623
	TUI AG	2,283,309	16,991,871
	United Internet AG	435,652	13,687,013
#*	Verbio SE	100,018	4,437,922
	Vossloh AG	68,864	6,114,377
	Wacker Chemie AG	29,208	3,205,143
	Wacker Neuson SE	207,598	4,686,717
		Shares	Value»
GERMANY — (Continued)
	Washtec AG	72,499	$3,721,415
*	Westwing Group SE	23,112	360,497
	Wuestenrot & Wuerttembergische AG	145,171	2,528,170
#*Ω	Zalando SE	653,830	16,149,532
	Zeal Network SE	13,196	757,833
TOTAL GERMANY			966,016,228
GREECE — (0.0%)
*††	Neorion Holdings SA	14,991	0
IRELAND — (0.9%)
	Cairn Homes PLC	2,629,336	6,727,539
	FBD Holdings PLC (FBD ID)	18,582	349,524
	FBD Holdings PLC (FBH LN)	125,459	2,363,281
	Glanbia PLC (GLB ID)	298,453	6,931,953
	Glanbia PLC (GLB LN)	700,613	15,366,302
*Ω	Glenveagh Properties PLC	1,567,836	3,890,479
	Irish Continental Group PLC (IR5B ID)	825,575	6,306,802
	Kerry Group PLC (KYGA ID), Class A	241,439	20,461,537
*	Permanent TSB Group Holdings PLC	362,792	1,242,183
TOTAL IRELAND			63,639,600
ISRAEL — (2.1%)
#	Ackerstein Group Ltd.	74,808	233,957
*	Adgar Investment & Development Ltd.	62,908	92,056
	Afcon Holdings Ltd.	3,064	430,760
*	AFI Properties Ltd.	72,150	5,633,897
#	Africa Israel Residences Ltd.	22,389	1,793,643
*	Allot Ltd.	44,261	318,231
	Alrov Properties & Lodgings Ltd.	49,832	4,509,108
#	Altshuler Shaham Finance Ltd.	217,158	527,543
#	Analyst IMS Investment Management Services Ltd.	17,395	844,462
	Arad Ltd.	32,408	465,243
#*	Argo Properties NV	38,274	1,798,924
112

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Ari Real Estate Arena Investment Ltd.	8,453	$16,775
#	Aryt Industries Ltd.	18,534	263,860
*	Ashdod Refinery Ltd.	22,197	758,467
#	Ashot -Ashkelon Industries Ltd.	1,580	50,556
#	AudioCodes Ltd. (AUDC IT)	23,892	211,274
	AudioCodes Ltd. (AUDC US)	2,946	27,280
#	Aura Investments Ltd.	89,986	642,415
#	Automatic Bank Services Ltd.	38,324	341,358
*	Avgol Industries 1953 Ltd.	74,505	30,567
	Ayalon Holdings Ltd.	8,941	462,902
#	Azorim-Investment Development & Construction Co. Ltd.	507,009	3,383,955
*	Bet Shemesh Engines Holdings 1997 Ltd.	14,196	3,471,414
#	Blue Square Real Estate Ltd.	36,303	4,870,047
*	Carasso Motors Ltd.	146,621	1,583,853
#	Carasso Real Estate Ltd.	6,974	93,884
	Castro Model Ltd.	368	16,128
	Cellcom Israel Ltd. (CEL IT)	364,828	4,481,412
*	Ceragon Networks Ltd.	266,244	668,272
*	Cielo-Blu Group Ltd.	40,237	43,972
*	Compugen Ltd.	25,620	66,046
	Danel Adir Yeoshua Ltd.	24,067	3,831,024
	Danya Cebus Ltd.	15,732	811,834
#	Delek Automotive Systems Ltd.	78,335	595,874
#	Delta Galil Ltd.	65,527	3,796,755
	Delta Israel Brands Ltd.	4,998	201,210
	Diplomat Holdings Ltd.	1,459	26,144
#	Direct Finance of Direct Group 2006 Ltd.	2,985	546,263
#	Dor Alon Energy in Israel 1988 Ltd.	10,173	837,160
#	Duniec Brothers Ltd.	7,400	618,269
#	Electra Consumer Products 1970 Ltd.	60,700	1,700,723
*	Ellomay Capital Ltd.	1,257	31,828
*	Equital Ltd.	99,583	4,284,146
		Shares	Value»
ISRAEL — (Continued)
#	FMS Enterprises Migun Ltd.	19,186	$1,518,006
	Formula Systems 1985 Ltd. (FORTY IT)	19,163	2,688,398
#	Fox Wizel Ltd.	34,368	3,710,341
#*	Gilat Satellite Networks Ltd.	207,925	3,765,421
#*	Hagag Group Real Estate Development	49,307	525,102
	Hilan Ltd.	29,944	2,145,984
	IDI Insurance Co. Ltd.	39,728	3,069,423
*	IES Holdings Ltd.	2,911	600,850
	Ilex Medical Ltd.	2,744	51,739
#	Inrom Construction Industries Ltd.	431,493	4,048,657
	Isracard Ltd.	523,663	2,674,693
#	Israel Canada TR Ltd.	129,481	902,965
#	Israel Shipyards Industries Ltd.	2,059	96,976
	Isras Investment Co. Ltd.	6,883	1,988,224
	Issta Ltd.	27,334	975,353
	Kamada Ltd. (KMDA IT)	203,071	1,657,655
	Kardan Real Estate Enterprise & Development Ltd.	61,338	125,507
	Kerur Holdings Ltd.	32,360	900,627
#	Klil Industries Ltd.	1,188	76,675
#	Kvutzat Acro Ltd.	39,149	627,436
	Lahav L.R. Real Estate Ltd.	112,645	443,417
	Land Development Nimrodi Group Ltd.	101,969	1,305,635
#	Lapidoth Capital Ltd.	14,899	412,550
	Libra Insurance Co. Ltd.	61,329	404,779
	M Yochananof & Sons Ltd.	12,972	1,502,785
*	Malam - Team Ltd.	3,450	98,566
	Matrix IT Ltd.	825	25,231
	Matrix IT Ltd. MTRX IT	48,257	1,481,673
	Max Stock Ltd.	287,526	2,863,686
*	Maytronics Ltd.	55,776	58,005
	Mediterranean Towers Ltd.	379,849	2,186,483
	Mega Or Holdings Ltd.	10,017	2,049,000
	Meitav Investment House Ltd.	177,965	8,142,342
113

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	MENIF - Financial Services Ltd.	10,114	$96,065
*	Meshek Energy Renewable Energies Ltd.	83,667	363,804
	Meshulam Levinstein Contracting & Engineering Ltd.	1,986	354,453
#	Mivtach Shamir Holdings Ltd.	31,365	4,721,072
	Nawi Group Ltd.	73,059	1,262,381
*	Nayax Ltd.	1,200	83,687
	Neto Malinda Trading Ltd.	31,255	1,799,819
*	Neto ME Holdings Ltd.	6,915	643,057
	Oil Refineries Ltd.	9,143,494	4,674,977
#	One Software Technologies Ltd.	84,006	1,833,851
*	OY Nofar Energy Ltd.	2,634	165,980
#	Palram Industries 1990 Ltd.	11,715	203,123
	Paz Retail & Energy Ltd.	2,681	741,996
*	Perion Network Ltd.	66,624	682,945
	Plasson Industries Ltd.	20,159	1,095,673
*	Prashkovsky Investments & Construction Ltd.	29,922	1,603,288
*	Priortech Ltd.	11,233	1,203,305
	Qualitau Ltd.	12,473	2,354,158
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	47,534	5,873,939
*	Rani Zim Shopping Centers Ltd.	26,927	46,566
#	Retailors Ltd.	23,090	281,200
#	Scope Metals Group Ltd.	45,767	3,487,536
#*	Shikun & Binui Soltec Renewable Energy	438,782	581,320
	Summit Real Estate Holdings Ltd.	215,637	4,037,969
	Suny Cellular Communication Ltd.	187,376	93,035
#	Tadiran Group Ltd.	14,575	961,764
Ω	Tamar Petroleum Ltd.	95,059	989,229
*	TAT Technologies Ltd.	5,287	196,244
	Telsys Ltd.	3,541	379,832
*	Tera Light Ltd.	24,211	155,295
		Shares	Value»
ISRAEL — (Continued)
	Tiv Taam Holdings 1 Ltd.	142,292	$667,840
*	Veridis Environment Ltd.	21,250	319,572
	Victory Supermarket Chain Ltd.	5,034	97,407
	Villar International Ltd.	256	16,057
#	YD More Investments Ltd.	124,392	1,709,278
TOTAL ISRAEL			152,315,392
ITALY — (8.4%)
	A2A SpA	8,218,896	23,405,202
#*	Abitare In SpA	1,909	6,001
	ACEA SpA	245,241	6,434,807
#	Aeroporto Guglielmo Marconi Di Bologna SpA	6,180	66,790
#	Amplifon SpA	168,812	1,869,971
*	Aquafil SpA	13,759	23,192
	Ariston Holding NV	65,816	303,868
	Arnoldo Mondadori Editore SpA	992,688	2,401,240
	Ascopiave SpA	432,784	1,769,630
#	Avio SpA	139,308	5,174,594
#	Azimut Holding SpA	552,386	23,457,033
#	Banca Generali SpA	331,041	21,713,401
	Banca IFIS SpA	172,132	4,689,489
#	Banca Profilo SpA	825,217	180,115
*Ω	Banca Sistema SpA	289,563	560,737
	Banco di Desio e della Brianza SpA	244,337	2,649,977
#*Ω	BFF Bank SpA	6,924	16,851
#	Biesse SpA	15,436	107,069
	Brembo NV	564,136	5,316,118
#	Brunello Cucinelli SpA	190,261	18,566,111
#	Buzzi SpA	441,099	24,151,855
*	Cairo Communication SpA	349,136	1,025,726
	Cembre SpA	12,101	1,108,075
	Cementir Holding NV	344,436	6,161,983
*	CIR SpA-Compagnie Industriali	2,713,555	2,130,221
	Comer Industries SpA	384	20,816
	Credito Emiliano SpA	494,654	8,766,207
	d'Amico International Shipping SA	252,474	2,368,724
#	Danieli & C Officine Meccaniche SpA (DAN IM)	89,250	6,990,031
114

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA (DANR IM)	148,854	$8,376,570
	Datalogic SpA	51,501	330,782
#	Davide Campari-Milano NV	1,839,293	13,646,747
	De' Longhi SpA	195,461	7,600,750
#	DiaSorin SpA	15,394	1,050,258
#*	Digital Bros SpA	8,749	100,748
#	Digital Value SpA	1,321	45,116
*Ω	doValue SpA	227,805	562,789
	Emak SpA	221,657	235,025
Ω	Enav SpA	812,628	4,757,032
	Equita Group SpA	60,760	422,625
#	ERG SpA	202,488	5,472,359
	Esprinet SpA	164,535	1,107,605
#	Ferretti SpA	290,215	1,355,235
	Fiera Milano SpA	48,067	419,876
#	Fila SpA	60,489	660,453
*	Fincantieri SpA	335,754	4,721,901
#*††	Finmatica SpA	5,960	0
	FNM SpA	940,435	560,066
	Garofalo Health Care SpA	8,353	50,280
	Gefran SpA	35,925	493,554
#*	Geox SpA	150,451	49,465
#	GPI SpA	24,149	457,098
#*Ω	GVS SpA	84,744	421,856
	Hera SpA	4,283,801	20,215,161
#	IMMSI SpA	997,787	577,923
	Industrie De Nora SpA	34,656	252,229
#Ω	Infrastrutture Wireless Italiane SpA	782,547	6,637,824
#	Intercos SpA	127,719	1,821,915
	Interpump Group SpA	224,055	9,445,722
	Iren SpA	3,483,285	10,659,054
#	Italgas SpA	2,853,412	34,468,686
#	Italmobiliare SpA	79,015	2,699,692
	Iveco Group NV	688,924	11,300,724
	Lottomatica Group SpA	860,523	25,300,911
	LU-VE SpA	7,620	493,486
	Maire SpA	956,295	17,684,767
#*††	Mariella Burani Fashion Group SpA	22,744	0
#	MARR SpA	76,518	775,224
	MFE-MediaForEurope NV, Class A	590,200	1,946,453
	MFE-MediaForEurope NV (MFEA IM), Class A	897,309	3,062,026
		Shares	Value»
ITALY — (Continued)
#	MFE-MediaForEurope NV (MFEB IM), Class B	316,964	$1,375,903
#	Moltiply Group SpA	126,668	5,069,770
#*	NewPrinces SpA	34,769	688,679
#Ω	Nexi SpA	1,485,160	7,079,132
	Orsero SpA	44,592	852,282
Ω	OVS SpA	1,174,566	6,990,040
	Pharmanutra SpA	9,710	899,559
*Ω	Philogen SpA	4,854	123,670
#	Piaggio & C SpA	794,675	1,501,698
Ω	Pirelli & C SpA	1,699,980	11,692,818
Ω	RAI Way SpA	505,631	3,635,743
	Recordati Industria Chimica e Farmaceutica SpA	325,937	19,030,704
#	Reply SpA	123,280	13,668,580
#*	Revo Insurance SpA	6,386	191,116
	Rizzoli Corriere Della Sera Mediagroup SpA	837,029	949,332
	Sabaf SpA	45,347	725,865
*	Safilo Group SpA	634,902	1,194,033
#	Saipem SpA	6,407,732	34,717,431
#*	Salvatore Ferragamo SpA	161,260	1,406,044
#	Sanlorenzo SpA	42,692	1,668,891
#*	Seco SpA	21,231	71,605
#*	Seri Industrial SpA	3,574	9,601
#	Sesa SpA	52,658	5,331,747
	Sogefi SpA	312,879	754,503
	SOL SpA	219,864	14,870,399
	Tamburi Investment Partners SpA	790,266	7,821,484
Ω	Technogym SpA	756,838	17,831,009
*	Telecom Italia SpA (TIT IM)	50,912,418	40,179,044
*	Telecom Italia SpA (TITR IM)	7,309,122	6,748,819
*	Tesmec SpA	225,748	37,981
#*	TREVI - Finanziaria Industriale SpA	405,238	147,579
#	TXT e-solutions SpA	6,868	264,616
	Unipol Assicurazioni SpA	229,736	6,002,680
#	Webuild SpA	2,477,243	7,363,251
#	Wiit SpA	29,432	1,048,048
#	Zignago Vetro SpA	66,309	548,613
TOTAL ITALY			594,168,090
NETHERLANDS — (4.8%)
#	Aalberts NV	623,215	23,673,797
	Acomo NV	65,591	1,995,068
#	Aegon Ltd. (AEG US)	350,780	2,886,919
115

The Continental Small Company Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Aegon Ltd. (AGN NA)	2,886,119	$23,916,109
*	AFC Ajax NV	13,955	140,661
#	Akzo Nobel NV	550,572	32,316,772
	Allfunds Group PLC	1,312,909	13,436,485
	AMG Critical Materials NV	130,586	5,511,914
#	Aperam SA	191,903	10,265,206
#	Arcadis NV	455,920	19,525,943
*Ω	Basic-Fit NV	189,747	6,374,484
	BE Semiconductor Industries NV	5,911	1,729,053
#	Brunel International NV	97,045	825,699
	Corbion NV	302,641	6,763,253
Ω	CTP NV	366,243	6,923,026
#*	Fastned BV	409	13,691
*	Flow Traders Ltd.	156,049	5,009,418
	ForFarmers NV	48,668	347,720
#	Fugro NV	135,304	1,962,123
	Havas NV	82,238	1,565,321
#	IMCD NV	136,640	16,066,779
	Kendrion NV	49,348	1,058,634
	Koninklijke BAM Groep NV	1,911,457	21,025,316
	Koninklijke Heijmans NV	154,593	15,641,345
	Koninklijke Vopak NV	381,357	19,086,432
*	Magnum Ice Cream Co. NV MICC NA	1,096,260	16,034,859
#*	Magnum Ice Cream Co. NV MICC US	79,372	1,185,024
	Nedap NV	33,400	3,317,589
#*	Pharming Group NV	2,753,627	4,650,308
	PostNL NV	449,615	501,188
#	Randstad NV	376,320	11,150,886
#	SBM Offshore NV	613,536	26,247,925
#Ω	Signify NV	505,294	11,492,396
#	Sligro Food Group NV	67,181	1,027,377
	TKH Group NV	219,835	11,266,393
*	TomTom NV	52,677	289,093
	Van Lanschot Kempen NV	158,421	12,138,069
TOTAL NETHERLANDS			337,362,275
NORWAY — (1.6%)
	2020 Bulkers Ltd.	97,040	31,571
	ABG Sundal Collier Holding ASA	1,828,593	1,417,474
	AF Gruppen ASA	41,049	792,464
	Akastor ASA	547,989	922,835
*	Aker BioMarine ASA	29,940	325,648
	Aker Solutions ASA	652,584	2,973,570
	Archer Ltd.	175,649	550,791
		Shares	Value»
NORWAY — (Continued)
*	ArcticZymes Technologies ASA	15,976	$37,919
	Arendals Fossekompani ASA	2,826	57,484
	Atea ASA	360,236	6,077,446
	Austevoll Seafood ASA	185,412	1,876,722
#*	Axactor ASA	204,713	109,992
	B2 Impact ASA	1,080,438	2,785,221
	Bluenord ASA	65,648	4,178,198
	Bonheur ASA	137,587	4,004,584
#	Borregaard ASA	207,197	3,407,994
	Bouvet ASA	130,169	727,120
*	BW Energy Ltd.	92,941	584,329
	BW Offshore Ltd.	454,614	2,601,530
*	Cloudberry Clean Energy ASA	256,618	361,909
	DNO ASA	1,731,454	3,740,847
Ω	Elkem ASA	1,126,072	3,299,033
Ω	Elmera Group ASA	282,468	1,056,344
	Elopak ASA	303,310	1,170,179
*	Ensurge Micropower ASA	320,804	22,409
Ω	Entra ASA	72,957	827,436
Ω	Europris ASA	1,007,539	10,278,201
#	FLEX LNG Ltd. (FLNG NO)	118,691	3,849,169
#	FLEX LNG Ltd. (FLNG US)	2,441	79,162
#*	Grieg Seafood ASA	205,095	805,552
#*	Hexagon Composites ASA	263,466	316,248
	Himalaya Shipping Ltd. HSHP NO	39,621	543,878
	Himalaya Shipping Ltd. HSHP US	10,406	141,938
Ω	Kid ASA	89,664	1,275,981
	Kitron ASA	898,370	9,696,884
Ω	Klaveness Combination Carriers ASA	91,610	1,017,827
*	Kongsberg Automotive ASA	3,225,232	665,306
#*	LINK Mobility Group Holding ASA	704,791	1,884,441
	Magnora ASA	83,833	272,803
	Medistim ASA	15,481	379,293
	MPC Container Ships ASA	953,317	2,267,550
#Ω	Multiconsult ASA	11,115	189,780
*	Napatech AS	75,063	270,045
*	Nekkar ASA	25,733	39,887
#*	NEL ASA	1,192,338	383,372
	Norbit ASA	92,366	2,276,090
116

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Norconsult Norge AS	313,016	$1,333,356
*	Nordic Mining ASA	71,130	94,043
*Ω	Norske Skog ASA	100,074	507,332
*	Northern Ocean Ltd.	63,725	59,666
	Norwegian Air Shuttle ASA	842,208	1,320,372
*	NRC Group ASA	288,230	267,067
	Nykode Therapeutics ASA	442,655	154,971
	Odfjell SE, Class A	129,774	1,619,942
	Odfjell Technology Ltd.	107,420	812,089
*	OKEA ASA	32,193	136,787
Ω	Okeanis Eco Tankers Corp.	44,427	2,471,695
*	Otello Corp. ASA	160,805	327,084
	Panoro Energy ASA	332,889	1,266,151
	Paratus Energy Services Ltd.	188,802	1,052,442
	Pareto Bank ASA	102,573	740,012
	Pexip Holding ASA	268,942	1,973,527
*	PhotoCure ASA	108,261	770,619
*Ω	poLight ASA	129,487	82,835
	Public Property Invest AS	166,280	353,791
	Reach Subsea ASA	19,435	14,686
	Rogaland Sparebank	788	12,866
#*	Salmon Evolution ASA	441,807	225,908
	SATS ASA	470,293	2,101,386
*Ω	Scatec ASA	527,507	6,865,500
*	Sea1 offshore, Inc.	96,550	310,031
	SED Energy Holdings PLC	173,492	163,069
	Selvaag Bolig ASA	120,926	454,568
	Solstad Maritime ASA	291,056	899,023
	Solstad Offshore ASA	50,847	361,149
	Sparebanken More	4,408	54,824
	Stolt-Nielsen Ltd.	72,228	2,356,025
*	Thor Medical ASA	228,264	109,029
	Veidekke ASA	170,286	3,428,068
*	Vow ASA	434,072	116,809
	Zalaris ASA	3,463	36,889
*	Zaptec ASA	204,460	809,366
TOTAL NORWAY			114,237,433
PORTUGAL — (1.0%)
#	Altri SGPS SA	332,589	1,949,662
	Banco Comercial Portugues SA, Class R	20,899,869	22,339,459
	Corticeira Amorim SGPS SA	8,868	66,857
		Shares	Value»
PORTUGAL — (Continued)
	CTT-Correios de Portugal SA	429,193	$3,234,810
	Galp Energia SGPS SA	375,659	8,786,644
	Ibersol SGPS SA	77,675	1,093,448
#	Mota-Engil SGPS SA	224,824	1,275,605
#	Navigator Co. SA	1,487,163	5,847,712
	NOS SGPS SA	868,310	5,733,841
	REN - Redes Energeticas Nacionais SGPS SA	2,287,055	10,128,005
	Semapa-Sociedade de Investimento e Gestao	18,962	516,869
	Sonae SGPS SA	5,742,005	13,147,483
*	Teixeira Duarte SA	278,221	145,407
TOTAL PORTUGAL			74,265,802
SPAIN — (5.2%)
#	Acciona SA	107,816	31,383,349
	Acerinox SA	675,799	11,091,019
*††	Adveo Group International SA	84,445	0
	Alantra Partners SA	42,688	536,214
	Almirall SA	395,422	5,853,427
#*	Amper SA	7,984,073	1,741,546
#	Atresmedia Corp. de Medios de Comunicacion SA	169,392	1,030,943
#	Audax Renovables SA	252,705	429,095
	Azkoyen SA	67,253	839,503
	Bankinter SA	1,673,353	27,846,390
	CIE Automotive SA	342,627	11,679,907
	Construcciones y Auxiliar de Ferrocarriles SA	103,752	7,810,999
	Corp. ACCIONA Energias Renovables SA	123,517	3,247,364
*	Deoleo SA	179,008	66,201
*	Distribuidora Internacional de Alimentacion SA	30,238	1,396,551
	Ebro Foods SA	401,533	8,567,900
#*	eDreams ODIGEO SA	383,610	1,566,728
	Elecnor SA	194,344	8,637,789
	Enagas SA	1,020,450	20,431,075
#*	Ence Energia y Celulosa SA	596,521	1,716,618
	Faes Farma SA	1,808,882	10,315,875
117

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Fluidra SA	405,339	$9,485,599
Ω	Gestamp Automocion SA	693,014	2,626,500
Ω	Global Dominion Access SA	385,250	1,502,534
*	Grenergy Renovables SA	44,821	6,360,784
#	Grifols SA	741,772	7,821,290
	Grupo Empresarial San Jose SA	141,180	1,384,449
	Iberpapel Gestion SA (IBG SM)	45,155	1,053,301
#	Indra Sistemas SA	533,795	30,700,868
	Laboratorio Reig Jofre SA	7,442	24,012
	Laboratorios Farmaceuticos Rovi SA	92,151	8,613,608
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,889,715	4,036,731
	Logista Integral SA	310,609	12,134,923
	Mapfre SA	3,120,990	15,278,263
	Melia Hotels International SA	408,090	5,322,650
	Miquel y Costas & Miquel SA	185,363	3,038,273
Ω	Neinor Homes SA	99,054	1,937,974
*	Nueva Expresion Textil SA	88,660	88,045
*	Obrascon Huarte Lain SA	1,894,465	982,520
*	Oryzon Genomics SA	35,547	116,048
	Pharma Mar SA	60,597	6,833,269
	Prim SA	40,283	624,650
*	Promotora de Informaciones SA, Class A	634,514	225,866
#Ω	Prosegur Cash SA	778,516	596,182
*	Realia Business SA	1,512,200	1,839,997
#	Redeia Corp. SA	910,931	15,947,653
	Renta 4 Banco SA	442	10,098
	Sacyr SA	2,085,179	11,478,813
*	Solaria Energia y Medio Ambiente SA	271,852	7,752,268
#*Ω	Talgo SA	299,901	973,784
*	Tecnicas Reunidas SA	197,950	8,202,359
#	Tubacex SA	614,854	2,086,584
*	Tubos Reunidos SA	83,289	14,063
#Ω	Unicaja Banco SA	4,091,320	13,281,786
	Vidrala SA	135,699	12,241,502
		Shares	Value»
SPAIN — (Continued)
	Viscofan SA	273,018	$19,242,567
TOTAL SPAIN			370,048,306
SWEDEN — (5.6%)
Ω	AcadeMedia AB	491,095	5,255,243
#	AddLife AB, Class B	581,462	9,066,317
#	Addnode Group AB	383,034	1,990,915
#	AFRY AB	380,431	4,643,477
Ω	Alimak Group AB	375,399	4,446,839
#	Alleima AB	608,309	5,450,150
	Alligo AB, Class B	165,054	2,475,826
Ω	Ambea AB	367,624	5,579,560
*	Annehem Fastigheter AB, Class B	231,182	440,583
	AQ Group AB	130,190	3,108,505
#	Arjo AB, Class B	868,669	2,292,971
#	Atrium Ljungberg AB, Class B	218,605	702,729
Ω	Attendo AB	529,724	6,128,639
#	Avarda Bank AB	69,184	1,253,851
	Beijer Alma AB	296,567	9,330,955
	Bergman & Beving AB	200,531	6,825,281
	Betsson AB, Class B	541,103	5,512,402
#*	Better Collective AS	58,641	905,073
*	BHG Group AB	486,686	1,220,294
*	BICO Group AB	25,357	59,339
	Bilia AB, Class A	514,700	7,021,629
	Billerud Aktiebolag	825,531	5,674,809
	BioGaia AB, Class B	268,076	3,460,246
*	BioInvent International AB	11,140	26,455
	Bjorn Borg AB	13,009	94,763
*	Bonava AB, Class B	679,639	641,095
#*Ω	BoneSupport Holding AB	111,236	2,685,497
#*Ω	Boozt AB	177,087	2,285,796
Ω	Bravida Holding AB	938,798	9,727,489
#	Bufab AB	1,073,880	13,895,185
*	Bulten AB	48,316	241,959
	Bure Equity AB	235,356	6,850,616
	Byggmax Group AB	325,457	1,687,426
*	Carasent AB	37,276	96,526
	Catella AB	77,470	180,104
*	Cavotec Group AB	44,730	62,763
#	Cellavision AB	10,755	140,668
#	Cibus Real Estate AB publ	204,030	3,252,494
#*	Cint Group AB	74,205	46,689
	Clas Ohlson AB, Class B	229,409	9,927,609
	Cloetta AB, Class B	1,140,217	5,861,099
*	Coffee Stain Group AB, Class B	29,315	69,247
118

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Coor Service Management Holding AB	418,628	$2,482,007
#	Corem Property Group AB (COREB SS), Class B	931,615	323,415
	Corem Property Group AB (CORED SS), Class D	460	11,863
	CTT Systems AB	28,290	372,006
	Dios Fastigheter AB	758,776	5,229,964
#*Ω	Dometic Group AB	957,324	3,270,708
#	Duni AB	11,884	109,463
*Ω	Dustin Group AB	360,322	65,178
#*	Dynavox Group AB	361,537	3,213,201
	Eastnine AB	505,684	2,430,509
	Elanders AB, Class B	25,129	132,304
#*	Electrolux AB, Class B	513,329	2,869,940
	Electrolux Professional AB, Class B	580,569	2,920,047
	Elekta AB, Class B	1,064,712	6,183,663
*	Eltel AB	52,783	55,932
#*	Embracer Group AB	362,913	2,502,990
*	Enea AB	39,147	339,997
#	Engcon AB	131,422	951,731
	Eolus AB, Class B	12,246	57,392
#	Ependion AB	100,183	1,380,714
	Ework Group AB	31,266	217,051
#	Fagerhult Group AB	422,772	1,019,174
#*	Fasadgruppen Group AB FG SS	30,024	65,729
*	Fastighets AB Trianon	20,413	38,686
*	Fastighetsbolaget Emilshus AB, Class B	20,735	119,208
#	FastPartner AB (FPARA SS), Class A	135,549	580,248
#	FastPartner AB (FPARD SS), Class D	35	277
#	Fenix Outdoor International AG	14,529	666,343
	G5 Entertainment AB	1,560	9,312
	Granges AB	803,061	15,156,614
*	Gruvaktiebolaget Viscaria	33,871	59,959
	Hanza AB	155,807	2,312,905
#	Heba Fastighets AB, Class B	363,054	1,004,081
	Hemnet Group AB	60,633	786,011
*	Hexatronic Group AB	227,616	943,521
		Shares	Value»
SWEDEN — (Continued)
*	HMS Networks AB	9,565	$557,466
Ω	Hoist Finance AB	292,360	4,515,174
	Hufvudstaden AB, Class A	6,528	86,939
	Humana AB	106,605	562,741
*	Humble Group AB	241,919	192,018
#	Husqvarna AB (HUSQB SS), Class B	491,163	2,366,114
#	Instalco AB	925,725	3,867,835
#*	International Petroleum Corp. (IPCO SS)	481,608	13,562,768
*	Intrum AB	17,770	68,788
#	INVISIO AB	99,988	2,896,120
	Inwido AB	449,118	6,857,050
#	JM AB	436,858	5,491,431
*	John Mattson Fastighetsforetagen AB	1,538	9,821
*	Karnell Group AB	26,893	202,231
*	Karnov Group AB	6,822	49,719
#*	K-fast Holding AB	74,466	83,907
*	Klarabo Sverige AB, Class B	22,416	34,827
#	KNOW IT AB	154,013	1,328,434
#	Lime Technologies AB	30,141	725,009
#	Lindab International AB	565,453	9,355,459
#	Logistea AB, Class B	240,446	364,852
*	Maha Capital AB	86,565	103,616
*	Medcap AB	22,514	1,169,809
	MEKO AB	87,242	642,024
#	MIPS AB	107,630	3,191,070
*	Modern Times Group MTG AB, Class B	324,924	4,419,550
#	Momentum Group AB	172,716	2,006,283
*	Morrow Bank AB	33,724	47,151
#*	NCAB Group AB	568,956	4,474,333
	NCC AB, Class B	460,238	9,969,802
#	Nederman Holding AB	44,054	559,004
*	Nelly Group AB	49,056	193,484
*	Neobo Fastigheter AB	163,294	286,450
*	Net Insight AB, Class B	1,050,857	381,684
#	New Wave Group AB, Class B	644,123	6,776,918
	Nivika Fastigheter AB, Class B	10,217	43,384
#*	Nobia AB	2,768,898	518,018
	Nolato AB, Class B	1,536,277	8,268,929
*	Norion Bank AB	302,798	1,732,804
119

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Note AB	85,464	$1,584,745
#	NP3 Fastigheter AB	157,465	4,444,804
#	Nyfosa AB	1,067,086	7,755,715
	OEM International AB, Class B	361,358	5,677,973
#*	Orron Energy AB	722,350	743,644
	Platzer Fastigheter Holding AB, Class B	355,785	2,662,075
	Prevas AB, Class B	11,239	101,690
*	Pricer AB, Class B	231,435	95,268
	Proact IT Group AB	206,921	2,551,178
	Ratos AB, Class B	1,178,695	4,189,096
#	RaySearch Laboratories AB	161,910	3,340,727
#	Rejlers AB	6,770	106,650
*	Rottneros AB	212,938	52,960
	Rusta AB	26,860	294,468
	Rvrc Holding AB	332,065	2,000,201
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	2,781,661	1,017,805
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	54,283	48,431
	Scandi Standard AB	360,822	5,856,724
Ω	Scandic Hotels Group AB	920,206	8,974,244
*	Sdiptech AB, Class B	63,414	1,553,505
*	Sedana Medical AB	46,227	51,985
*	Sensys Gatso Group AB	2,799	11,935
#*Ω	Sinch AB	2,188,686	6,944,068
#*	Sivers Semiconductors AB	68,258	284,901
	SkiStar AB	305,022	5,288,093
#*	Smartcraft Group AB	10,481	19,321
	Solid Forsakring AB	89,141	923,122
*	Stendorren Fastigheter AB	9,289	188,763
	Stenhus Fastigheter I Norden AB	21,368	26,331
*	Stillfront Group AB	293,970	166,667
#	Storskogen Group AB, Class B	5,244,337	5,182,017
	Svedbergs Group AB	28,061	166,884
*	Swedish Logistic Property AB, Class B	105,628	434,814
	Synsam AB	290,161	1,787,953
	Systemair AB	425,161	3,281,242
#Ω	Thule Group AB	24,876	621,367
#	Troax Group AB	210,818	2,434,073
		Shares	Value»
SWEDEN — (Continued)
	Truecaller AB, Class B	393,379	$517,892
#	VBG Group AB, Class B	66,090	2,416,072
*	Vestum AB	188,965	221,051
#*	Vimian Group AB	90,377	296,651
	Vitec Software Group AB, Class B	48,371	1,341,033
#	Vitrolife AB	154,927	1,764,838
#	Volati AB	51,810	467,901
TOTAL SWEDEN			394,355,149
SWITZERLAND — (17.6%)
	Accelleron Industries AG (ACLN SW)	396,725	42,505,044
#	Adecco Group AG	618,889	14,262,285
	Allreal Holding AG	110,728	30,238,780
	ALSO Holding AG	31,533	6,502,896
*	ams-OSRAM AG	137,929	2,215,368
	APG SGA SA	8,077	1,867,465
*	Arbonia AG	184,017	972,354
*	Aryzta AG	86,136	6,893,158
	Ascom Holding AG	68,990	465,116
#	Autoneum Holding AG	22,372	3,267,447
	Avolta AG	431,730	23,858,930
#	Bachem Holding AG	12,551	1,141,091
	Banque Cantonale de Geneve	101,770	4,657,134
	Banque Cantonale du Jura SA	3,848	520,544
#	Banque Cantonale Vaudoise	104,812	16,515,708
#	Barry Callebaut AG	8,352	12,518,470
*	Basilea Pharmaceutica Ag Allschwil	31,670	2,204,386
#	Belimo Holding AG	52,851	48,398,779
	Bell Food Group AG	13,638	3,252,749
#	Bellevue Group AG	23,855	230,954
#	Berner Kantonalbank AG	31,526	16,414,917
#	BKW AG	88,043	17,599,269
#	Bossard Holding AG, Class A	39,753	8,125,207
#	Bucher Industries AG	45,417	18,034,927
	Burckhardt Compression Holding AG	14,686	9,834,193
	Burkhalter Holding AG	27,531	6,536,268
#	Bystronic AG	6,305	1,572,296
#	Calida Holding AG	2,321	46,615
120

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Carlo Gavazzi Holding AG	2,308	$444,451
	Cembra Money Bank AG	161,550	19,747,464
#	Cham Swiss Properties AG	25,234	859,281
#*	Cicor Technologies Ltd.	14,675	2,587,332
	Cie Financiere Tradition SA, Class BR	10,201	3,838,932
	Clariant AG	652,480	6,720,167
#	Coltene Holding AG	18,021	1,076,088
#	Cosmo NV	20,432	2,149,065
	CPH Group AG	229	16,902
	Daetwyler Holding AG, Class BR	24,060	4,832,458
	DKSH Holding AG	193,753	14,790,901
#*	DocMorris AG	20,803	190,090
	dormakaba Holding AG	194,130	12,926,244
	EFG International AG	601,176	12,934,759
#	Emmi AG	14,183	14,842,736
#*	Feintool International Holding AG	18,293	218,148
	Flughafen Zurich AG	114,334	32,465,858
#	Forbo Holding AG	6,528	6,150,032
	Fundamenta Real Estate AG	7,282	167,809
Ω	Galenica AG	265,647	28,301,881
#	Georg Fischer AG	482,759	26,407,429
#*	Gurit Holding AG, Class BR	14,679	694,698
	Helvetia Baloise Holding AG	183,715	50,371,718
#	Hiag Immobilien Holding AG	30,400	5,307,438
	Huber & Suhner AG	103,518	30,064,633
	Hypothekarbank Lenzburg AG	6	31,904
	Implenia AG	88,228	6,963,072
	Inficon Holding AG	126,120	23,344,855
	Interroll Holding AG	4,298	9,002,700
	Intershop Holding AG	53,477	11,608,101
	Investis Holding SA	7,331	1,491,865
	Jungfraubahn Holding AG	20,143	7,042,972
	Kardex Holding AG	44,989	16,074,006
#*	Komax Holding AG	13,024	902,685
#*	Kudelski SA, Class BR	67,769	108,574
	Landis & Gyr Group AG	94,723	6,362,802
#*	LEM Holding SA	3,234	1,262,861
		Shares	Value»
SWITZERLAND — (Continued)
	Liechtensteinische Landesbank AG	65,937	$8,108,565
#	Logitech International SA (LOGI US)	90,393	8,974,217
	Logitech International SA (LOGN SW)	197,878	19,533,028
	Luzerner Kantonalbank AG	113,127	14,917,602
Ω	Medacta Group SA	16,951	3,075,680
Ω	Medmix AG	43,883	468,073
#	Meier Tobler Group AG	45,826	1,984,039
#	Metall Zug AG, Class B	876	813,843
	Mikron Holding AG	14,143	295,263
	Mobilezone Holding AG	271,535	5,054,901
	Mobimo Holding AG	61,314	29,274,546
*Ω	Montana Aerospace AG	79,403	2,087,728
	Naturenergie Holding AG	84,245	3,613,361
	Novavest Real Estate AG	1,614	90,040
	OC Oerlikon Corp. AG Pfaeffikon	395,880	1,731,751
	Orell Fuessli AG	5,028	1,062,867
#*	Orior AG	10,351	172,371
	Phoenix Mecano AG	4,038	2,190,769
	Plazza AG, Class A	7,288	4,161,501
*Ω	PolyPeptide Group AG	29,296	1,434,075
	PSP Swiss Property AG	294,218	58,805,625
#*	Rieter Holding AG	99,138	413,343
	Romande Energie Holding SA	68,991	4,569,741
#	Schweiter Technologies AG	4,068	1,441,483
	Schweizerische Nationalbank	23	101,624
*Ω	Sensirion Holding AG	6,415	555,439
	SFS Group AG	110,663	16,860,014
#	Siegfried Holding AG	301,110	30,369,254
*	SIG Group AG	986,264	15,981,721
#*	Softwareone Holding AG SWON NO	240,261	2,114,609
#	Softwareone Holding AG SWON SW	401,080	3,549,225
	Sonova Holding AG	88,487	19,397,066
	St. Galler Kantonalbank AG	16,805	13,827,260
#	Stadler Rail AG	158,651	4,634,841
121

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	StarragTornos Group AG	225	$9,478
	Sulzer AG	127,241	24,220,118
#	Sunrise Communications AG, Class A	173,590	10,355,541
#	Swatch Group AG (UHR SW), Class BR	93,168	21,626,946
#	Swatch Group AG (UHRN SW)	100,477	4,669,719
	Swiss Prime Site AG	321,557	55,724,347
	Swissquote Group Holding SA	72,853	36,870,086
#	Tecan Group AG	18,989	2,873,044
#	Temenos AG	281,663	26,713,901
	Thurgauer Kantonalbank	2,788	678,954
	TX Group AG	18,706	2,971,255
#	Valiant Holding AG	97,848	22,731,541
Ω	VAT Group AG	28,962	21,757,713
	Vaudoise Assurances Holding SA	6,782	7,095,771
#	Vetropack Holding AG	62,630	1,624,817
	Vontobel Holding AG	191,371	16,233,394
	VP Bank AG, Class A	17,991	1,983,869
	VZ Holding AG	81,039	15,810,289
#	V-ZUG Holding AG	9,063	461,727
	Walliser Kantonalbank	19,673	3,877,508
	Warteck Invest AG	139	364,577
#	Ypsomed Holding AG	17,535	6,126,181
	Zehnder Group AG	66,152	5,587,482
	Zug Estates Holding AG, Class B	1,242	3,782,032
	Zuger Kantonalbank, Class BR	711	10,560,327
TOTAL SWITZERLAND			1,249,331,343
TOTAL COMMON STOCKS			6,456,798,666
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA, 2.263%	47,625	5,032,871
	Shares	Value»

GERMANY — (Continued)
Einhell Germany AG, 1.976%	1,790	$160,631
FUCHS SE, 2.913%	425,341	20,036,247
Jungheinrich AG, 3.118%	292,088	8,800,258
Porsche Automobil Holding SE, 6.171%	568,597	20,689,048
Sixt SE, 4.610%	101,360	6,967,046
STO SE & Co. KGaA, 3.245%	14,183	1,711,637
Villeroy & Boch AG, 5.187%	41,086	845,267
TOTAL GERMANY		64,243,005
RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	116,038	0
SPAIN — (0.0%)
* Deoleo SA Rights 05/27/2026	179,008	0
TOTAL RIGHTS/WARRANTS		0
TOTAL INVESTMENT SECURITIES (Cost $3,901,981,957)		6,521,041,671
			Value†
SECURITIES LENDING COLLATERAL — (8.2%)
@§	The DFA Short Term Investment Fund	50,355,519	582,361,578
TOTAL INVESTMENTS — (100.0%)
(Cost $4,484,425,366)			$7,103,403,249
122

The Continental Small Company Series
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $442,931,952 or 6.7% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$270,127,935	—	$270,127,935
Belgium	—	241,562,210	—	241,562,210
Denmark	—	391,571,189	—	391,571,189
Finland	$295	384,364,912	—	384,365,207
France	—	853,432,507	—	853,432,507
Germany	4,040,275	961,975,953	—	966,016,228
Ireland	—	63,639,600	—	63,639,600
Israel	695,552	151,619,840	—	152,315,392
Italy	1,946,453	592,221,637	—	594,168,090
Netherlands	4,071,943	333,290,332	—	337,362,275
Norway	221,100	114,016,333	—	114,237,433
Portugal	—	74,265,802	—	74,265,802
Spain	—	370,048,306	—	370,048,306
Sweden	19,321	394,335,828	—	394,355,149
Switzerland	8,974,217	1,240,357,126	—	1,249,331,343
Preferred Stocks
Germany	—	64,243,005	—	64,243,005
Rights/Warrants
Italy	—	—	—	—
Spain	—	—	—	—
Securities Lending Collateral	—	582,361,578	—	582,361,578
Total Investments in Securities	$19,969,156	$7,083,434,093	—˂˃	$7,103,403,249
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
123

The Canadian Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (91.9%)
COMMUNICATION SERVICES — (1.3%)
#*	Cineplex, Inc.	28,705	$240,274
	Cogeco Communications, Inc.	83,224	3,856,236
	Cogeco, Inc.	31,967	1,485,682
	Quebecor, Inc., Class B	588,740	24,783,122
	TELUS Corp.	184,400	2,309,157
	Yellow Pages Ltd.	60,945	603,012
TOTAL COMMUNICATION SERVICES			33,277,483
CONSUMER DISCRETIONARY — (5.7%)
	A&W Food Services of Canada, Inc.	1,900	51,712
*	Aritzia, Inc.	450,762	47,576,654
#*	AutoCanada, Inc.	96,759	1,642,627
»	BMTC Group, Inc.	20,581	195,757
	BRP, Inc. (DOO CN)	4,600	257,405
	BRP, Inc. (DOOO US)	117,292	6,562,487
*	Canada Goose Holdings, Inc. (GOOS CN)	28,000	318,887
#*	Canada Goose Holdings, Inc. (GOOS US)	212,033	2,412,936
#	Canadian Tire Corp. Ltd., Class A	215,890	30,024,500
*	D-BOX Technologies, Inc.	322,000	194,383
*	Dorel Industries, Inc., Class B	16,577	20,258
	Exco Technologies Ltd.	72,524	394,027
	Gamehost, Inc.	75,333	742,599
#	Gildan Activewear, Inc. (GIL CN)	88,212	5,474,489
#	Gildan Activewear, Inc. (GIL US)	328,069	20,336,997
*	GoldMoney, Inc.	18,995	226,818
#	Leon's Furniture Ltd.	129,679	2,506,036
	Linamar Corp.	227,439	15,218,413
	Martinrea International, Inc.	107,119	791,751
#	MTY Food Group, Inc.	96,347	2,879,012
#	Pet Valu Holdings Ltd.	257,946	4,039,100
#	Pizza Pizza Royalty Corp.	143,346	1,646,260
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Pollard Banknote Ltd.	26,129	$343,167
Ω	Spin Master Corp.	79,224	1,203,801
TOTAL CONSUMER DISCRETIONARY			145,060,076
CONSUMER STAPLES — (2.5%)
	Andrew Peller Ltd., Class A	36,838	152,141
	Canada Packers, Inc.	88,417	1,197,683
	Corby Spirit & Wine Ltd.	36,667	396,809
	Empire Co. Ltd., Class A	387,565	13,267,400
	High Liner Foods, Inc.	93,008	941,480
Ω	Jamieson Wellness, Inc.	226,915	5,648,026
#	KP Tissue, Inc.	39,800	333,437
	Lassonde Industries, Inc., Class A	17,100	2,813,849
	Maple Leaf Foods, Inc.	445,215	9,406,759
	North West Co., Inc.	262,027	9,814,800
	Premium Brands Holdings Corp.	249,491	15,658,047
	Rogers Sugar, Inc.	604,440	2,923,525
	Saputo, Inc.	29,604	896,391
*	SunOpta, Inc. (SOY CN)	63,405	412,166
TOTAL CONSUMER STAPLES			63,862,513
ENERGY — (18.9%)
#*	Advantage Energy Ltd.	1,207,423	9,182,228
	ARC Resources Ltd.	706,433	16,756,559
#*	Athabasca Oil Corp.	2,931,609	25,812,231
	Baytex Energy Corp.	3,319,538	16,837,794
	Birchcliff Energy Ltd.	1,704,566	8,068,877
#*	Bonterra Energy Corp.	33,162	175,777
*	Calfrac Well Services Ltd.	13,937	54,892
*	Canacol Energy Ltd.	121,631	0
	Cardinal Energy Ltd.	772,119	7,054,141
#*	Cavvy Energy Ltd.	23,000	23,028
	CES Energy Solutions Corp.	1,451,076	20,660,220
	Enerflex Ltd. (EFX CN)	501,298	13,451,844
124

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Enerflex Ltd. (EFXT US)	86,038	$2,307,539
*	Ensign Energy Services, Inc.	500,778	1,411,992
#	Freehold Royalties Ltd.	774,829	10,261,842
	Frontera Energy Corp.	178,762	1,933,238
	Gibson Energy, Inc.	849,068	18,595,924
*	Gran Tierra Energy, Inc. (GTE CN)	1,624	15,078
*	Greenfire Resources Ltd.	27,195	183,022
	Headwater Exploration, Inc.	1,275,210	12,598,607
	InPlay Oil Corp.	22,661	295,124
*	IsoEnergy Ltd.	5,405	64,780
*	Journey Energy, Inc.	15,800	67,115
*	Kelt Exploration Ltd.	959,125	7,096,261
#	Keyera Corp.	641,855	24,798,138
*	Kolibri Global Energy, Inc.	5,600	32,198
*	Laramide Resources Ltd.	37,000	20,702
*††	Lightstream Resources Ltd.	687,816	0
#*	Mattr Corp.	169,977	1,192,536
*	Mega Uranium Ltd.	39,600	21,282
	Meren Energy, Inc.	84,571	155,028
	North American Construction Group Ltd. (NOA CN)	121,746	1,788,972
	North American Construction Group Ltd. (NOA US)	29,952	439,396
#*	Obsidian Energy Ltd. (OBE CN)	5,660	80,753
#*	Obsidian Energy Ltd. (OBE US)	323,765	4,623,364
#	Paramount Resources Ltd., Class A	393,080	8,895,561
	Parex Resources, Inc.	639,121	13,466,075
	Pason Systems, Inc.	322,772	3,319,560
#	Peyto Exploration & Development Corp.	1,128,933	21,617,070
	PHX Energy Services Corp.	136,923	1,240,860
	Pine Cliff Energy Ltd.	108,200	50,979
#	PrairieSky Royalty Ltd.	1,144,791	28,915,802
*	Precision Drilling Corp. (PD CN)	28,093	2,620,354
*	Precision Drilling Corp. (PDS US)	36,231	3,381,439
#*	Questerre Energy Corp., Class A	794,460	193,008
		Shares	Value»
ENERGY — (Continued)
*	Saturn Oil & Gas, Inc.	63,600	$315,577
#	Secure Waste Infrastructure Corp.	1,811,433	30,871,771
#*	Source Energy Services Ltd.	2,400	31,503
	South Bow Corp. SOBO CN	111,261	3,808,765
	South Bow Corp. SOBO US	652,767	22,350,742
*	Spartan Delta Corp.	390,411	4,009,448
	Strathcona Resources Ltd.	118,847	3,734,229
#	Sunococorp LLC	199,344	13,292,253
#	Surge Energy, Inc.	407,103	3,000,035
	Tamarack Valley Energy Ltd.	2,856,995	26,795,830
#	TerraVest Industries, Inc.	68,484	6,985,786
#*	Tidewater Midstream & Infrastructure Ltd.	40,146	418,203
#	Topaz Energy Corp.	591,025	13,723,215
	Total Energy Services, Inc.	249,286	4,316,423
	Trican Well Service Ltd.	1,249,399	6,631,699
*	Valeura Energy, Inc.	101,328	1,001,083
#	Vermilion Energy, Inc. (VET CN)	274,125	3,701,147
	Vermilion Energy, Inc. (VET US)	455,591	6,136,811
	Whitecap Resources, Inc. WCP CN	2,096,325	24,738,900
	Whitecap Resources, Inc. WCPRF US	1,192,209	14,103,835
*	Yangarra Resources Ltd.	46,903	49,722
TOTAL ENERGY			479,778,167
FINANCIALS — (5.6%)
	AGF Management Ltd., Class B	367,701	4,385,288
	Alaris Equity Partners Income	30,816	511,123
	Canaccord Genuity Group, Inc.	432,506	3,773,104
*††	Chesswood Group Ltd.	27,283	3,415
	Clairvest Group, Inc.	1,900	103,228
	Definity Financial Corp.	387,904	19,775,722
	E-L Financial Corp. Ltd.	740,300	9,292,241
#	EQB, Inc.	165,215	14,994,446
125

The Canadian Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
#	Fiera Capital Corp.	144,294	$611,870
	Firm Capital Mortgage Investment Corp.	189,321	1,719,896
#	goeasy Ltd.	39,859	997,979
	iA Financial Corp., Inc.	59,683	7,681,218
	IGM Financial, Inc.	175,073	9,760,576
	Laurentian Bank of Canada	30,086	891,937
	Onex Corp.	285,736	24,075,154
#	Propel Holdings, Inc.	26,500	426,856
	Sprott, Inc. (SII CN)	122,217	15,962,348
#	Timbercreek Financial Corp.	55,830	278,256
	TMX Group Ltd.	450,319	18,366,159
*	Trisura Group Ltd. (TSU CN)	249,797	8,091,485
	VersaBank (VBNK CN)	3,400	60,749
TOTAL FINANCIALS			141,763,050
HEALTH CARE — (1.5%)
#*	Bausch Health Cos., Inc. (BHC US)	1,387,468	7,936,317
#*	Cronos Group, Inc. (CRON CN)	150,212	400,315
*	Cronos Group, Inc. (CRON US)	752,870	2,010,163
#	Extendicare, Inc.	420,755	9,286,439
*	HLS Therapeutics, Inc.	4,504	15,419
*	Knight Therapeutics, Inc.	480,800	2,654,691
*	Medexus Pharmaceuticals, Inc.	4,600	13,410
	Medical Facilities Corp.	139,329	1,761,165
*	Organigram Global, Inc.	56,549	79,514
*	Profound Medical Corp.	4,590	30,753
#	Sienna Senior Living, Inc.	578,767	9,970,293
*	TerrAscend Corp.	39,000	29,860
*	Viemed Healthcare, Inc.	93,487	931,131
*	Vitalhub Corp.	21,988	129,822
#*	Well Health Technologies Corp.	1,231,663	3,917,094
††	Zenith Capital Corp.	111,820	14,818
TOTAL HEALTH CARE			39,181,204
		Shares	Value»
INDUSTRIALS — (13.4%)
	ADENTRA, Inc.	65,788	$1,652,025
	Aecon Group, Inc.	354,709	13,046,167
#	AG Growth International, Inc.	13,483	192,565
#*	Air Canada	722,766	9,923,500
	Algoma Central Corp.	53,600	871,269
#*	ATS Corp. (ATS CN)	428,384	13,898,394
*	ATS Corp. (ATS US)	11,767	381,839
	Badger Infrastructure Solutions Ltd.	180,224	8,716,985
#*	Ballard Power Systems, Inc. (BLDP US)	941,745	3,201,933
#	Bird Construction, Inc.	315,414	11,631,087
	Black Diamond Group Ltd.	293,060	3,656,912
*	Bombardier, Inc. (BBD/A CN), Class A	7,000	1,491,368
*	Bombardier, Inc. (BBD/B CN), Class B	98,710	20,975,194
	Boyd Group, Inc.	121,562	15,026,669
*	CAE, Inc. (CAE CN)	58,387	1,525,924
*	CAE, Inc. (CAE US)	591,095	15,433,490
	Calian Group Ltd.	54,137	2,817,348
	Dexterra Group, Inc.	159,643	1,378,592
	Doman Building Materials Group Ltd.	389,975	2,957,075
#*	Electrovaya, Inc.	769	7,121
#	Element Fleet Management Corp.	586,978	14,013,838
#	Exchange Income Corp.	121,007	8,912,836
#	Finning International, Inc.	746,988	54,706,347
#	Hammond Power Solutions, Inc.	37,225	7,924,580
	K-Bro Linen, Inc.	44,578	1,244,121
*»	Lion Electric Co. (LEV CN)	67,500	2,565
	Magellan Aerospace Corp.	88,957	1,641,155
*	MDA Space Ltd.	590,751	18,065,886
	Mullen Group Ltd.	496,671	7,517,618
*	NFI Group, Inc.	304,523	4,878,286
#	Richelieu Hardware Ltd.	305,993	8,947,651
#	Russel Metals, Inc.	324,650	12,636,099
	Savaria Corp.	289,384	6,365,660
	Stantec, Inc. (STN CN)	13,138	1,199,912
	Stantec, Inc. (STN US)	42,698	3,898,327
126

The Canadian Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	TFI International, Inc. (TFII US)	106,066	$15,186,530
	Toromont Industries Ltd.	229,056	35,617,630
#*	Transat AT, Inc.	19,900	37,504
	Wajax Corp.	119,045	2,963,965
#	Westshore Terminals Investment Corp.	162,204	4,242,727
TOTAL INDUSTRIALS			338,788,694
INFORMATION TECHNOLOGY — (6.1%)
#*	BlackBerry Ltd. BB CN	211,236	1,142,993
#*	BlackBerry Ltd. BB US	2,353,438	12,708,565
*	Celestica, Inc. (CLS CN)	203,357	83,489,625
	Computer Modelling Group Ltd.	167,940	501,959
*	Coveo Solutions, Inc.	20,907	68,184
#*	Descartes Systems Group, Inc. (DSG CN)	28,800	2,078,027
*	Descartes Systems Group, Inc. (DSGX US)	138,384	9,978,870
#*	Docebo, Inc.	7,890	150,847
#	Dye & Durham Ltd.	140,244	361,361
#	Enghouse Systems Ltd.	201,318	2,512,121
	Evertz Technologies Ltd.	61,951	729,721
*	Firan Technology Group Corp.	25,900	380,392
*	Haivision Systems, Inc.	15,951	77,621
*	Keel Infrastructure Corp. KEEL CN	581,933	1,760,772
#*	Keel Infrastructure Corp. KEEL US	2,618,091	7,932,816
*	Kinaxis, Inc.	22,281	2,301,996
*	Lightspeed Commerce, Inc. (LSPD CN)	37,467	347,267
#*	Lightspeed Commerce, Inc. (LSPD US)	601,425	5,563,181
#	Open Text Corp. (OTEX CN)	59,231	1,342,601
#	Open Text Corp. (OTEX US)	936,662	21,224,761
#*	Quarterhill, Inc.	841,258	910,405
	TECSYS, Inc.	1,806	47,704
	Vecima Networks, Inc.	6,059	56,649
TOTAL INFORMATION TECHNOLOGY			155,668,438
		Shares	Value»
MATERIALS — (28.2%)
*	5N Plus, Inc.	606,994	$14,643,644
#	Acadian Timber Corp.	66,067	836,568
*	Aclara Resources, Inc.	10,600	37,925
	ADF Group, Inc.	19,985	150,364
#*	Aimia, Inc.	349,697	700,244
#	AirBoss of America Corp.	87,997	450,237
	Algoma Steel Group, Inc. (ASTL US)	104,636	488,650
*	Allied Gold Corp.	12,196	366,694
	Altius Minerals Corp.	243,393	8,828,338
	Amerigo Resources Ltd.	291,587	1,232,164
*	Andean Precious Metals Corp.	8,585	39,501
#*	Avino Silver & Gold Mines Ltd. (ASM US)	310,219	1,997,810
	B2Gold Corp. (BTG US)	5,234,539	23,555,425
	B2Gold Corp. (BTO CN)	1,376,372	6,221,464
#*	Canfor Corp.	469,375	4,181,130
*	Capstone Copper Corp.	3,319,114	27,660,301
	Cascades, Inc.	637,040	5,046,233
	Centerra Gold, Inc.	1,209,372	21,047,270
	China Gold International Resources Corp. Ltd. (CGG CN)	645,529	13,867,218
*	Coeur Mining, Inc. CDE CN	1,526,902	27,427,694
	DPM Metals, Inc.	1,053,116	35,361,005
	Dynacor Group, Inc.	23,136	98,958
	Eldorado Gold Corp. (EGO US)	469,393	14,593,428
	Eldorado Gold Corp. (ELD CN)	670,448	20,715,349
*	Eloro Resources Ltd.	131,618	177,319
	Endeavour Mining PLC	135,364	7,794,878
#*	Endeavour Silver Corp.	1,449,343	13,377,436
	Equinox Gold Corp. (EQX CN)	148,201	2,070,792
#	Equinox Gold Corp. (EQX US)	1,235,504	17,247,636
*	ERO Copper Corp. (ERO CN)	356,937	9,225,942
*	ERO Copper Corp. (ERO US)	152,066	3,930,906
#	First Majestic Silver Corp. (AG US)	901,191	17,762,475
127

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	First Majestic Silver Corp. (FR CN)	626,941	$12,350,976
*	First Mining Gold Corp.	935,905	296,271
*	Foraco International SA	373,741	866,702
#*	Fortuna Mining Corp. (FSM US)	1,113,846	10,748,614
*	Fortuna Mining Corp. (FVI CN)	858,461	8,279,038
*	Freegold Ventures Ltd.	280,450	235,369
*	Galiano Gold, Inc. GAU CN	319,459	743,174
*	Galiano Gold, Inc. GAU US	284,675	660,446
*	Global Atomic Corp.	443,500	257,934
*	Globex Mining Enterprises, Inc.	6,100	10,149
*	GoGold Resources, Inc.	619,828	1,195,531
*	GoldMining, Inc.	27,863	32,204
*	Highlander Silver Corp.	3,000	17,602
	Hudbay Minerals, Inc. (HBM CN)	1,347,989	31,180,329
	Hudbay Minerals, Inc. (HBM US)	977,377	22,587,182
*	IAMGOLD Corp. (IAG US)	870,738	14,689,350
*	IAMGOLD Corp. (IMG CN)	2,152,996	36,233,289
*	Imperial Metals Corp.	218,177	1,084,179
*	Interfor Corp.	249,588	1,795,174
*	K92 Mining, Inc.	954,233	17,534,255
#	Labrador Iron Ore Royalty Corp.	386,690	8,081,959
#*	Lithium Americas Corp.	839,911	4,812,690
#*	Lucara Diamond Corp.	1,577,773	278,769
	Lundin Gold, Inc.	462,510	31,083,696
*	Major Drilling Group International, Inc.	546,298	6,302,124
	Methanex Corp. (MEOH US)	145,713	9,550,030
#	Methanex Corp. (MX CN)	193,398	12,654,481
	Neo Performance Materials, Inc.	132,578	2,469,337
	OceanaGold Corp.	1,317,609	40,798,494
	OR Royalties, Inc. (OR CN)	291,656	10,742,113
	OR Royalties, Inc. (OR US)	223,751	8,258,649
		Shares	Value»
MATERIALS — (Continued)
*††	Orbite Technologies, Inc.	73,500	$0
*	Orezone Gold Corp.	986,628	1,474,476
*	Orvana Minerals Corp.	14,629	18,308
*	PMET Resources, Inc.	19,200	84,385
#*	Seabridge Gold, Inc. (SA US)	310,104	8,667,407
#*	Seabridge Gold, Inc. (SEA CN)	76,784	2,142,954
*	SSR Mining, Inc. (SSRM CN)	883,516	25,444,943
*	SSR Mining, Inc. (SSRM US)	140,822	4,057,082
	Stella-Jones, Inc.	317,270	19,633,906
	Torex Gold Resources, Inc.	466,858	19,226,294
	Transcontinental, Inc., Class A	299,256	1,169,838
*††	Trevali Mining Corp.	255,929	0
#	Triple Flag Precious Metals Corp. (TFPM CN)	17,464	557,467
	Triple Flag Precious Metals Corp. (TFPM US)	245,983	7,849,320
*††	Victoria Gold Corp./Vancouver	2,100	139
#*	Vizsla Silver Corp.	95,519	324,175
#*	Wesdome Gold Mines Ltd.	900,517	16,003,593
	West Fraser Timber Co. Ltd. (WFG CN)	21,339	1,351,017
#	West Fraser Timber Co. Ltd. (WFG US)	87,891	5,564,379
*	Western Copper & Gold Corp.	27,900	77,640
*	Western Forest Products, Inc.	7,350	80,032
	Winpak Ltd.	178,334	5,272,495
TOTAL MATERIALS			715,964,958
REAL ESTATE — (1.3%)
#	Altus Group Ltd.	204,978	6,814,743
	Colliers International Group, Inc. (CIGI CN)	19,439	2,032,126
	Colliers International Group, Inc. (CIGI US)	6,366	665,756
	DREAM Unlimited Corp., Class A	207,598	2,827,374
	FirstService Corp. (FSV CN)	14,422	1,932,454
128

The Canadian Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	FirstService Corp. (FSV US)	55,263	$7,394,742
	Information Services Corp.	45,405	1,521,912
	Mainstreet Equity Corp.	31,049	4,150,762
	Melcor Developments Ltd.	43,540	594,274
	Morguard Corp.	19,300	1,712,114
*	Real Matters, Inc.	18,806	79,607
#	StorageVault Canada, Inc.	977,654	3,166,840
TOTAL REAL ESTATE			32,892,704
UTILITIES — (7.4%)
	Algonquin Power & Utilities Corp. (AQN CN)	524,908	3,292,389
	Algonquin Power & Utilities Corp. (AQN US)	3,383,655	21,249,353
	AltaGas Ltd.	394,642	14,790,904
	Atco Ltd., Class I	390,646	19,587,661
#	Boralex, Inc., Class A	431,749	11,684,097
#	Brookfield Infrastructure Corp. BIPC CN, Class A	11,033	408,167
	Brookfield Infrastructure Corp. BIPC US, Class A	448,733	16,603,121
#	Canadian Utilities Ltd., Class A	496,283	17,716,172
		Shares	Value»
UTILITIES — (Continued)
#	Capital Power Corp.	711,074	$34,021,202
*	Maxim Power Corp.	19,290	62,343
	Northland Power, Inc.	1,379,059	23,716,139
	Polaris Renewable Energy, Inc.	73,952	697,953
#	Superior Plus Corp.	1,157,680	6,392,020
	TransAlta Corp.	1,368,099	17,051,508
TOTAL UTILITIES			187,273,029
TOTAL COMMON STOCKS			2,333,510,316
PREFERRED STOCKS — (0.0%)
ENERGY — (0.0%)
#	Questerre Energy Corp.	794,460	5,849
TOTAL PREFERRED STOCKS			5,849
TOTAL INVESTMENT SECURITIES (Cost $1,250,013,539)			2,333,516,165
			Value†
SECURITIES LENDING COLLATERAL — (8.1%)
@§	The DFA Short Term Investment Fund	17,717,867	204,907,130
TOTAL INVESTMENTS — (100.0%)
(Cost $1,454,942,308)			$2,538,423,295
As of April 30, 2026, the value of Rule 144A securities amounted to $6,851,827 or 0.3% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$33,277,483	—	—	$33,277,483
Consumer Discretionary	144,864,319	$195,757	—	145,060,076
Consumer Staples	63,862,513	—	—	63,862,513
Energy	479,778,167	—	—	479,778,167
Financials	141,759,635	—	$3,415	141,763,050
Health Care	39,166,386	—	14,818	39,181,204
Industrials	338,786,129	2,565	—	338,788,694
Information Technology	155,668,438	—	—	155,668,438
129

The Canadian Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$715,964,819	—	$139	$715,964,958
Real Estate	32,892,704	—	—	32,892,704
Utilities	187,273,029	—	—	187,273,029
Preferred Stocks
Energy	—	$5,849	—	5,849
Securities Lending Collateral	—	204,907,130	—	204,907,130
Total Investments in Securities	$2,333,293,622	$205,111,301	$18,372˂˃	$2,538,423,295
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
130

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.4%)
BRAZIL — (3.1%)
#	Ambev SA (ABEV US), ADR	1,844,881	$5,387,052
	Ambev SA (ABEV3 BZ)	162,900	477,337
	Axia Energia SA	804,990	10,087,166
	B3 SA - Brasil Bolsa Balcao	2,739,494	9,974,772
	Banco Bradesco SA (BBDC3 BZ)	410,259	1,385,260
	Banco BTG Pactual SA	495,906	5,942,700
	Banco do Brasil SA	1,124,309	5,042,793
	Banco Santander Brasil SA	2,130,867	12,496,542
	BB Seguridade Participacoes SA	534,926	3,659,940
	Caixa Seguridade Participacoes SA	199,495	728,799
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	135,699	4,563,557
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	1,151,965	7,711,871
	Cia de Saneamento de Minas Gerais Copasa MG	54,700	596,952
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	1,105,336
	Cia Paranaense de Energia - Copel CPLE3 BZ	1,637,163	5,256,854
#	Cia Paranaense de Energia - Copel ELPC US, ADR	21,749	279,910
	CPFL Energia SA	173,333	1,712,748
	Embraer SA	148,600	2,311,916
	Embraer SA (ERJ US), Sponsored ADR	91,689	5,748,900
	Energisa SA	332,333	3,544,939
*	Eneva SA	810,711	4,433,550
	Engie Brasil Energia SA	263,586	1,879,563
	Equatorial SA	934,386	7,985,624
		Shares	Value»
BRAZIL — (Continued)
	Gerdau SA, Sponsored ADR	485,967	$2,220,869
*	JBS NV, BDR	183,420	2,932,172
	Klabin SA	1,211,138	4,275,353
	Localiza Rent a Car SA	673,931	6,248,268
	MBRF Global Foods Co. SA	313,048	1,101,908
	Motiva Infraestrutura de Mobilidade SA	832,187	2,688,920
	Petroleo Brasileiro SA - Petrobras	2,899,815	32,050,340
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	3,140,619
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	354,803	7,053,484
	Porto Seguro SA	177,474	1,784,489
*	PRIO SA	727,421	9,755,650
	Raia Drogasil SA	896,062	3,970,193
Ω	Rede D'Or Sao Luiz SA	219,456	1,700,498
	Rumo SA	690,090	2,192,156
	Suzano SA (SUZB3 BZ)	551,843	4,885,657
	Telefonica Brasil SA (VIVT3 BZ)	564,810	4,476,916
	TIM SA	796,600	4,142,423
	TOTVS SA	289,047	1,859,735
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	7,506	44,961
	Ultrapar Participacoes SA (UGPA3 BZ)	688,793	4,164,640
	Vale SA (VALE US), Sponsored ADR	282,026	4,613,954
	Vale SA (VALE3 BZ)	2,062,628	33,814,796
	Vibra Energia SA	931,523	6,264,331
	WEG SA	827,916	7,500,366
TOTAL BRAZIL			255,196,779
CHILE — (0.5%)
#	Banco de Chile (BCH US), ADR	127,244	4,818,741
	Banco de Credito e Inversiones SA	52,566	3,551,875
	Banco Itau Chile SA	28,569	584,201
131

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile (BSAC US), ADR	119,763	$3,830,021
	Banco Santander Chile (BSAN CI)	5,495,021	439,389
	Cencosud SA	919,019	2,323,566
	Cencosud Shopping SA	430,468	1,305,072
	Colbun SA	1,370,050	204,028
	Embotelladora Andina SA, ADR, Class B	9,699	273,609
	Empresas CMPC SA	815,836	1,011,941
	Empresas Copec SA	240,670	1,685,848
	Enel Americas SA (ENELAM CI)	4,681,221	437,006
	Enel Chile SA (ENELCHIL CI)	25,211,588	2,263,918
	Falabella SA	319,372	1,934,383
	Latam Airlines Group SA LTM CI	72,621,167	1,727,135
#	Latam Airlines Group SA LTM US, ADR	36,447	1,732,326
	Parque Arauco SA	306,482	1,369,242
	Plaza SA	592,623	2,943,917
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	69,308	6,388,118
TOTAL CHILE			38,824,336
CHINA — (20.3%)
	360 Security Technology, Inc., Class A	30,100	49,427
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	146,963	464,333
	Accelink Technologies Co. Ltd., Class A	28,700	611,015
	ACM Research Shanghai, Inc., Class A	6,881	156,726
*	Addsino Co. Ltd., Class A	15,000	53,961
	Advanced Fiber Resources Zhuhai Ltd., Class A	6,000	211,084
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,664	259,099
		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co. Ltd., Class A	54,200	$170,874
	AECC Aero-Engine Control Co. Ltd., Class A	53,757	163,414
	AECC Aviation Power Co. Ltd., Class A	79,700	540,932
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	36,200	127,804
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	153,165
	Agricultural Bank of China Ltd., Class H	14,493,000	11,305,965
	Aier Eye Hospital Group Co. Ltd., Class A	160,881	254,187
*	Air China Ltd., Class H	1,822,000	1,095,938
	Aisino Corp., Class A	136,900	168,921
#*Ω	Akeso, Inc.	169,000	2,964,592
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	66,654,145
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	491,243	64,785,127
#*	Alibaba Health Information Technology Ltd.	650,000	367,350
	All Winner Technology Co. Ltd., Class A	24,120	127,283
	Aluminum Corp. of China Ltd., Class H	4,888,000	7,158,757
*	Amlogic Shanghai Co. Ltd., Class A	18,181	283,335
	An Hui Wenergy Co. Ltd., Class A	151,618	179,617
	Andon Health Co. Ltd., Class A	28,200	304,300
	Angel Yeast Co. Ltd., Class A	60,400	332,491
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	154,301
	Anhui Conch Cement Co. Ltd., Class H	961,500	2,408,981
	Anhui Gujing Distillery Co. Ltd., Class A	10,916	171,429
	Anhui Heli Co. Ltd., Class A	64,900	171,684
132

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	51,500	$146,662
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	56,600	393,499
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	144,813
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	72,300	120,507
	Anhui XDLK Microsystem Corp. Ltd., Class A	9,440	70,431
	Anhui Yingjia Distillery Co. Ltd., Class A	55,800	310,834
	Anhui Yingliu Electromechanical Co. Ltd., Class A	26,500	295,066
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	110,800	284,219
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	8,333	307,333
	Anjoy Foods Group Co. Ltd., Class A	11,900	191,042
	Anker Innovations Technology Co. Ltd., Class A	38,680	712,766
	ANTA Sports Products Ltd.	1,333,600	13,970,823
	Aoshikang Technology Co. Ltd., Class A	5,100	39,150
	Apeloa Pharmaceutical Co. Ltd., Class A	85,000	228,046
*	ApicHope Pharmaceutical Group Co. Ltd.	11,700	71,145
	APT Medical, Inc., Class A	8,179	284,793
	Arcsoft Corp. Ltd., Class A	14,757	92,517
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	74,874	595,110
		Shares	Value»
CHINA — (Continued)
	Asymchem Laboratories Tianjin Co. Ltd., Class A	6,570	$121,461
	Autel Intelligent Technology Corp. Ltd., Class A	53,263	265,614
	Autobio Diagnostics Co. Ltd., Class A	26,000	127,552
	Avary Holding Shenzhen Co. Ltd., Class A	122,076	1,302,322
	Avicopter PLC, Class A	24,204	110,728
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	111,000	116,025
*	BAIC Foton Motor Co. Ltd., Class A	708,000	366,587
*	Baidu, Inc. (9888 HK), Class A	1,812,350	28,618,823
#*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	290,007
	Baimtec Material Co. Ltd., Class A	17,580	147,823
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	385,125
	Bank of Beijing Co. Ltd., Class A	880,308	682,230
	Bank of Changsha Co. Ltd., Class A	328,284	479,348
	Bank of Chengdu Co. Ltd., Class A	338,750	949,920
	Bank of China Ltd., Class H	39,951,181	25,942,683
	Bank of Communications Co. Ltd., Class H	5,531,515	5,059,594
	Bank of Guiyang Co. Ltd., Class A	242,623	213,654
	Bank of Hangzhou Co. Ltd., Class A	356,304	907,425
	Bank of Jiangsu Co. Ltd., Class A	1,142,270	1,886,570
	Bank of Nanjing Co. Ltd., Class A	515,580	886,440
	Bank of Ningbo Co. Ltd., Class A	283,242	1,376,467
	Bank of Shanghai Co. Ltd., Class A	597,183	819,339
	Bank of Suzhou Co. Ltd., Class A	341,360	425,607
133

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Xi'an Co. Ltd., Class A	287,500	$155,346
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	96,000	211,715
	Baoji Titanium Industry Co. Ltd., Class A	29,300	143,759
	Baoshan Iron & Steel Co. Ltd., Class A	843,900	780,786
	Baowu Magnesium Technology Co. Ltd., Class A	60,300	139,250
	Beibuwan Port Co. Ltd., Class A	161,100	272,964
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	17,400	67,247
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	13,200	32,911
	Beijing Balance Medical Technology Co. Ltd., Class A	1,963	27,831
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	160,422
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	282,640
	Beijing Compass Technology Development Co. Ltd., Class A	20,045	290,456
	Beijing Dabeinong Technology Group Co. Ltd., Class A	251,461	143,288
	Beijing Dahao Technology Corp. Ltd., Class A	48,200	116,230
	Beijing Easpring Material Technology Co. Ltd., Class A	20,600	192,709
	Beijing Enlight Media Co. Ltd., Class A	132,906	288,823
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	73,700	157,718
		Shares	Value»
CHINA — (Continued)
*	Beijing Highlander Digital Technology Co. Ltd., Class A	22,672	$86,484
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	5,744	295,570
	Beijing Jetsen Technology Co. Ltd., Class A	227,900	187,424
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	4,319	76,843
	Beijing Kingsoft Office Software, Inc., Class A	7,538	279,135
*	Beijing Leike Defense Technology Co. Ltd., Class A	54,500	106,318
	Beijing New Building Materials PLC, Class A	79,303	301,419
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	74,238
	Beijing Shougang Co. Ltd., Class A	373,100	249,697
	Beijing Sifang Automation Co. Ltd., Class A	46,600	384,653
	Beijing Sinnet Technology Co. Ltd., Class A	111,088	260,611
	Beijing Teamsun Technology Co. Ltd., Class A	57,000	184,540
	Beijing Tiantan Biological Products Corp. Ltd., Class A	33,507	70,031
	Beijing Tong Ren Tang Co. Ltd., Class A	36,400	147,990
	Beijing Ultrapower Software Co. Ltd., Class A	80,600	115,202
	Beijing United Information Technology Co. Ltd., Class A	55,486	221,268
134

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	15,880	$91,658
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	360,009
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	64,400	114,371
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,506,000	1,080,943
*	BeOne Medicines Ltd., Class H	206,000	4,676,028
*	BeOne Medicines Ltd. (BGNE US), ADR	11,697	3,453,773
	Bethel Automotive Safety Systems Co. Ltd., Class A	42,940	290,280
	Betta Pharmaceuticals Co. Ltd., Class A	12,706	97,109
*	Bilibili, Inc., Class Z	12,520	275,117
*	Biwin Storage Technology Co. Ltd., Class A	5,669	224,209
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	39,747
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	62,980	158,765
	Bluestar Adisseo Co., Class A	80,300	156,368
	BOC International China Co. Ltd., Class A	126,000	230,056
*	BOE HC SemiTek Corp.	15,800	28,109
	BOE Technology Group Co. Ltd., Class A	2,073,452	1,242,300
*	Bohai Leasing Co. Ltd., Class A	526,300	361,821
	BrightGene Bio-Medical Technology Co. Ltd., Class A	15,614	144,689
	BTG Hotels Group Co. Ltd., Class A	83,000	190,242
	BYD Co. Ltd., Class H	2,504,157	33,310,707
		Shares	Value»
CHINA — (Continued)
	By-health Co. Ltd., Class A	93,100	$143,431
	Caitong Securities Co. Ltd., Class A	126,390	153,434
*	Cambricon Technologies Corp. Ltd., Class A	7,106	1,787,267
	Canmax Technologies Co. Ltd., Class A	36,870	598,896
*	Capitalonline Data Service Co. Ltd., Class A	10,700	42,336
	Castech, Inc., Class A	21,000	267,269
	Cathay Biotech, Inc., Class A	16,902	119,189
	CCCC Design & Consulting Group Co. Ltd., Class A	93,600	91,408
	CECEP Solar Energy Co. Ltd., Class A	110,700	81,016
	CECEP Wind-Power Corp., Class A	536,160	335,288
	Central China Land Media Co. Ltd., Class A	65,400	128,697
*	CETC Chips Technology, Inc., Class A	38,100	91,989
	CETC Cyberspace Security Technology Co. Ltd., Class A	16,700	38,411
	CETC Digital Technology Co. Ltd., Class A	42,000	119,569
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	94,689
Ω	CGN Power Co. Ltd., Class H	9,944,000	4,430,643
	Changchun High-Tech Industry Group Co. Ltd., Class A	4,800	59,897
	Changjiang Securities Co. Ltd., Class A	232,970	274,008
	Changzheng Engineering Technology Co. Ltd., Class A	23,000	148,319
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,200	313,959
135

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chaozhou Three-Circle Group Co. Ltd., Class A	60,905	$772,900
	Chengdu Hi-tech Development Co. Ltd., Class A	13,400	130,361
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	53,400	193,166
	Chengdu Wintrue Holding Co. Ltd., Class A	99,700	225,205
	Chengdu Xingrong Environment Co. Ltd., Class A	207,200	209,507
	Chengtun Mining Group Co. Ltd., Class A	62,700	127,674
*	Chengxin Lithium Group Co. Ltd., Class A	43,900	385,030
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	656,516
	China Automotive Engineering Research Institute Co. Ltd., Class A	60,000	141,908
	China Baoan Group Co. Ltd., Class A	161,734	205,565
	China CITIC Bank Corp. Ltd., Class H	6,753,928	7,082,842
	China Coal Energy Co. Ltd., Class H	3,112,777	5,823,499
	China Coal Xinji Energy Co. Ltd., Class A	213,680	280,370
*††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	51,552,590	58,192,518
	China CSSC Holdings Ltd., Class A	82,717	506,622
*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	792,470
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,620,000	765,248
		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	$1,038,967
*	China Enterprise Co. Ltd., Class A	55,900	21,168
	China Everbright Bank Co. Ltd., Class H	2,191,000	868,456
	China Film Group Co. Ltd., Class A	125,500	253,894
*	China First Heavy Industries Co. Ltd., Class A	283,100	188,820
	China Galaxy Securities Co. Ltd., Class H	3,763,500	4,012,986
	China Great Wall Securities Co. Ltd., Class A	25,400	33,180
*	China Greatwall Technology Group Co. Ltd., Class A	58,400	169,453
	China Hainan Rubber Industry Group Co. Ltd., Class A	231,200	244,016
	China Hongqiao Group Ltd.	3,607,000	15,268,596
Ω	China International Capital Corp. Ltd., Class H	1,660,400	4,334,793
	China Jushi Co. Ltd., Class A	302,698	1,536,420
	China Kings Resources Group Co. Ltd., Class A	48,020	129,495
	China Life Insurance Co. Ltd., Class H	2,686,000	9,908,792
	China Longyuan Power Group Corp. Ltd., Class H	2,330,000	1,985,234
	China Meheco Group Co. Ltd., Class A	108,671	165,320
	China Merchants Bank Co. Ltd., Class H	3,045,554	18,433,322
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	1,559,711
Ω	China Merchants Securities Co. Ltd., Class H	494,860	871,499
	China Minsheng Banking Corp. Ltd., Class H	3,915,600	1,786,894
136

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Chemical Engineering Co. Ltd., Class A	283,200	$357,224
	China National Gold Group Gold Jewellery Co. Ltd., Class A	81,687	107,174
	China National Medicines Corp. Ltd., Class A	59,200	248,593
	China National Nuclear Power Co. Ltd., Class A	1,316,390	1,734,023
*	China National Software & Service Co. Ltd., Class A	7,300	40,461
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	106,300	828,697
	China Overseas Land & Investment Ltd.	2,742,500	4,710,724
	China Pacific Insurance Group Co. Ltd., Class H	2,910,200	12,704,089
	China Petroleum & Chemical Corp., Class H	19,492,800	11,516,147
	China Petroleum Engineering Corp., Class A	305,400	182,195
#	China Railway Group Ltd., Class H	2,964,000	1,436,892
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	190,087
	China Railway Materials Co. Ltd., Class A	385,100	158,599
*	China Rare Earth Nonferrous Metals Co. Ltd., Class A	20,500	277,334
*	China Rare Earth Resources & Technology Co. Ltd., Class A	15,891	127,363
	China Resources Beer Holdings Co. Ltd.	372,111	1,282,184
		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	96,800	$253,258
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	56,700	198,789
	China Resources Land Ltd.	3,260,666	13,699,789
	China Resources Microelectronics Ltd., Class A	34,190	285,301
#Ω	China Resources Mixc Lifestyle Services Ltd.	640,800	3,870,164
#	China Resources Power Holdings Co. Ltd.	1,942,517	4,790,164
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	103,064	391,202
	China Science Publishing & Media Ltd., Class A	29,000	108,003
	China Shenhua Energy Co. Ltd., Class H	2,505,000	15,560,734
	China South Publishing & Media Group Co. Ltd., Class A	177,190	295,237
*	China Southern Airlines Co. Ltd., Class H	2,084,000	1,059,988
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	145,000	157,178
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	63,305
	China Southern Power Grid Technology Co. Ltd., Class A	14,866	120,110
137

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	$1,263,514
	China Tianying, Inc., Class A	160,900	154,150
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	73,500	598,676
Ω	China Tower Corp. Ltd., Class H	5,310,500	7,525,584
	China TransInfo Technology Co. Ltd., Class A	92,200	121,411
	China Tungsten & Hightech Materials Co. Ltd., Class A	75,700	650,583
	China Wafer Level CSP Co. Ltd., Class A	22,700	104,084
	China World Trade Center Co. Ltd., Class A	41,700	128,305
	China XD Electric Co. Ltd., Class A	238,300	593,526
	China Yangtze Power Co. Ltd., Class A	947,947	3,790,505
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	155,912
	China Zheshang Bank Co. Ltd., Class H	1,776,499	553,463
*	Chongqing Afari Technology Co. Ltd., Class A	104,500	172,091
	Chongqing Brewery Co. Ltd., Class A	32,200	259,718
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	363,358
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	117,300	199,567
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	64,400	118,800
	Chongqing Rural Commercial Bank Co. Ltd., Class H	475,000	421,984
		Shares	Value»
CHINA — (Continued)
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	38,400	$46,327
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	142,429
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	54,500	271,891
	Chow Tai Fook Jewellery Group Ltd.	1,880,000	2,577,170
	CIG Shanghai Co. Ltd., Class A	10,100	260,059
	CITIC Heavy Industries Co. Ltd., Class A	226,600	201,651
	CITIC Ltd.	3,252,000	5,404,350
	CITIC Securities Co. Ltd., Class H	1,344,800	4,774,620
	CMOC Group Ltd., Class H	3,870,966	8,850,934
	CNGR Advanced Material Co. Ltd., Class A	43,300	406,725
	CNOOC Energy Technology & Services Ltd., Class A	655,100	425,322
	COFCO Capital Holdings Co. Ltd., Class A	115,600	173,837
	COFCO Sugar Holding Co. Ltd., Class A	173,300	382,030
*	COL Global Co. Ltd., Class A	15,600	66,189
	Contemporary Amperex Technology Co. Ltd., Class A	243,116	15,605,933
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	926,000	2,168,012
#	COSCO SHIPPING Holdings Co. Ltd., Class H	3,712,799	6,833,458
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	221,300	277,840
	CRRC Corp. Ltd., Class H	3,805,000	2,532,825
	Crystal Clear Electronic Material Co. Ltd., Class A	42,900	91,230
138

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	CSC Financial Co. Ltd., Class H	627,500	$933,493
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	155,080
	CSPC Pharmaceutical Group Ltd.	7,339,200	7,996,618
	CSSC Science & Technology Co. Ltd., Class A	29,800	59,803
	Dajin Heavy Industry Co. Ltd., Class A	32,200	397,627
	Dalian Bio-Chem Co. Ltd., Class A	32,900	109,465
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	90,800	248,983
*	Dawei Technology Guangdong Group Co. Ltd., Class A	47,400	70,309
	DBG Technology Co. Ltd., Class A	25,500	78,222
	DHC Software Co. Ltd., Class A	136,800	165,709
	Digital China Group Co. Ltd., Class A	51,800	287,877
	Do-Fluoride New Materials Co. Ltd., Class A	30,620	163,926
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	343,508
	Dongfang Electric Corp. Ltd., Class H	221,200	1,108,064
	Dongfang Electronics Co. Ltd., Class A	78,900	151,200
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	5,906	192,120
	Dongxing Securities Co. Ltd., Class A	154,418	299,752
	Double Medical Technology, Inc., Class A	12,600	80,181
*	Doushen Beijing Education & Technology, Inc., Class A	25,600	19,143
	Eaglerise Electric & Electronic China Co. Ltd., Class A	17,400	101,273
		Shares	Value»
CHINA — (Continued)
	East Money Information Co. Ltd., Class A	396,373	$1,186,347
	Eastern Communications Co. Ltd., Class A	46,200	113,024
*	Easyhome New Retail Group Co. Ltd., Class A	405,300	153,767
	Ecovacs Robotics Co. Ltd., Class A	37,800	362,061
	Electric Connector Technology Co. Ltd., Class A	19,200	126,769
	ENN Energy Holdings Ltd.	405,800	3,181,193
	ENN Natural Gas Co. Ltd., Class A	170,300	505,457
	Eoptolink Technology, Inc. Ltd., Class A	36,940	2,859,595
	Espressif Systems Shanghai Co. Ltd., Class A	5,166	131,080
*	Estun Automation Co. Ltd., Class A	30,700	98,660
	Eve Energy Co. Ltd., Class A	65,605	701,753
Ω	Everbright Securities Co. Ltd., Class H	16,800	17,248
	EverProX Technologies Co. Ltd., Class A	9,700	365,276
	Explosive Co. Ltd., Class A	48,437	77,269
	Fangda Carbon New Material Co. Ltd., Class A	216,840	180,547
	Fangda Special Steel Technology Co. Ltd., Class A	51,200	43,728
*	Far East Smarter Energy Co. Ltd., Class A	119,400	298,481
*	Farasis Energy Gan Zhou Co. Ltd., Class A	85,392	175,374
	FAW Jiefang Group Co. Ltd., Class A	58,300	57,560
	Feilong Auto Components Co. Ltd., Class A	33,100	175,128
139

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ferrotec Anhui Technology Development Co. Ltd., Class A	8,400	$53,315
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	54,400	374,440
	Fibocom Wireless, Inc., Class A	14,000	46,259
	First Capital Securities Co. Ltd., Class A	188,100	210,808
	Focus Media Information Technology Co. Ltd., Class A	740,097	682,599
*	Focuslight Technologies, Inc., Class A	2,430	128,426
	Foran Energy Group Co. Ltd., Class A	12,600	22,575
	Foryou Corp., Class A	38,300	169,385
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	85,572	484,562
	Foxconn Industrial Internet Co. Ltd., Class A	729,300	6,771,310
*	Fujian Cosunter Pharmaceutical Co. Ltd., Class A	4,800	82,566
	Fujian Funeng Co. Ltd., Class A	203,570	298,673
*	Fujian Kuncai Material Technology Co. Ltd., Class A	20,300	100,589
	Fujian Longking Co. Ltd., Class A	92,300	252,230
	Fujian Star-net Communication Co. Ltd., Class A	36,500	142,147
	Fujian Sunner Development Co. Ltd., Class A	97,480	265,859
	Fulin Precision Co. Ltd., Class A	57,414	238,023
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	4,409,504
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	153,869
		Shares	Value»
CHINA — (Continued)
Ω	Ganfeng Lithium Group Co. Ltd., Class H	261,200	$2,809,495
	Gansu Energy Chemical Co. Ltd., Class A	216,600	91,402
	G-bits Network Technology Xiamen Co. Ltd., Class A	5,400	323,013
	GCL Energy Technology Co. Ltd., Class A	129,100	336,458
*	GCL System Integration Technology Co. Ltd., Class A	195,100	121,631
	GD Power Development Co. Ltd., Class A	702,300	487,557
	Geely Automobile Holdings Ltd.	6,292,000	18,713,458
	GEM Co. Ltd., Class A	272,276	366,917
	Geovis Technology Co. Ltd., Class A	22,022	183,479
	GEPIC Energy Development Co. Ltd., Class A	150,200	177,590
	GF Securities Co. Ltd., Class H	981,600	2,225,407
	Giant Network Group Co. Ltd., Class A	73,200	352,609
	Giantec Semiconductor Corp., Class A	2,428	44,487
	GigaDevice Semiconductor, Inc., Class A	10,674	496,109
	Ginlong Technologies Co. Ltd., Class A	31,325	436,496
	Glarun Technology Co. Ltd., Class A	69,600	280,058
	GoerTek, Inc., Class A	189,700	687,626
	Goke Microelectronics Co. Ltd., Class A	9,000	236,167
	Goldenmax International Group Ltd., Class A	25,800	170,670
#	Goldwind Science & Technology Co. Ltd., Class H	503,000	1,116,522
	Goneo Group Co. Ltd., Class A	17,311	113,780
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	8,690	138,165
140

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gotion High-tech Co. Ltd., Class A	81,500	$440,485
*	Grace Fabric Technology Co. Ltd., Class A	9,700	171,434
	Grandblue Environment Co. Ltd., Class A	56,700	266,024
	Great Wall Motor Co. Ltd., Class H	2,316,000	3,503,027
	Gree Electric Appliances, Inc. of Zhuhai, Class A	23,033	135,207
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	147,400	213,274
	GRG Banking Equipment Co. Ltd., Class A	102,500	175,473
	Grinm Advanced Materials Co. Ltd., Class A	28,100	113,267
	Guangdong Advertising Group Co. Ltd., Class A	83,700	110,225
	Guangdong Aofei Data Technology Co. Ltd., Class A	58,500	215,217
	Guangdong Construction Engineering Group Co. Ltd., Class A	140,600	77,698
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	21,800	32,738
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	71,200	180,397
	Guangdong Dowstone Technology Co. Ltd., Class A	35,100	139,220
	Guangdong Electric Power Development Co. Ltd., Class A	206,100	196,793
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	260,631
		Shares	Value»
CHINA — (Continued)
	Guangdong Haid Group Co. Ltd., Class A	85,400	$624,763
*	Guangdong HEC Technology Holding Co. Ltd., Class A	111,800	583,596
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	275,872
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	22,264	165,027
*	Guangdong Kingshine Electronic Technology Co. Ltd., Class A	13,700	100,644
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	284,449
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,000	29,648
	Guanghui Energy Co. Ltd., Class A	470,600	465,334
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	42,200	315,612
	Guangxi Liugong Machinery Co. Ltd., Class A	53,800	76,441
	Guangzhou Baiyun International Airport Co. Ltd., Class A	190,200	243,586
	Guangzhou Development Group, Inc., Class A	264,400	275,696
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	21,300	270,243
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	228,098
	Guangzhou Port Co. Ltd., Class A	277,300	131,714
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	41,300	224,181
141

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	78,140	$695,426
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	272,581
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	144,205
	Guizhou Chanhen Chemical Corp., Class A	42,700	229,373
*	Guocheng Mining Co. Ltd., Class A	38,600	291,136
	Guosen Securities Co. Ltd., Class A	251,200	395,122
*	Guosheng Securities, Inc., Class A	124,300	230,847
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	3,039,775
	Guoyuan Securities Co. Ltd., Class A	208,440	224,970
	H World Group Ltd. (1179 HK)	909,100	4,693,800
#	H World Group Ltd. (HTHT US), ADR	53,678	2,771,932
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	760,187
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,144,800	6,057,890
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,700	32,026
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	316,898
	Hainan Mining Co. Ltd., Class A	98,900	177,845
	Hainan Strait Shipping Co. Ltd., Class A	155,300	193,271
	Haisco Pharmaceutical Group Co. Ltd., Class A	21,200	181,984
	Hand Enterprise Solutions Co. Ltd., Class A	45,900	134,309
	Hangcha Group Co. Ltd., Class A	103,180	411,484
		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	177,900	$249,007
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	18,394	471,180
	Hangzhou First Applied Material Co. Ltd., Class A	106,929	294,410
	Hangzhou GreatStar Industrial Co. Ltd.	98,300	494,076
*	Hangzhou Iron & Steel Co., Class A	198,300	254,938
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	189,972
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	79,300	366,574
	Hangzhou Robam Appliances Co. Ltd., Class A	54,621	143,592
	Hangzhou Shunwang Technology Co. Ltd., Class A	39,400	146,557
	Hangzhou Silan Microelectronics Co. Ltd., Class A	85,322	362,982
	Hangzhou Zhongheng Electric Co. Ltd., Class A	23,900	143,866
	Han's Laser Technology Industry Group Co. Ltd., Class A	19,817	294,710
Ω	Hansoh Pharmaceutical Group Co. Ltd.	876,000	4,195,749
	Hanwei Electronics Group Corp., Class A	6,500	41,141
	Haohua Chemical Science & Technology Co. Ltd., Class A	63,800	341,563
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	8,800	53,384
142

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	16,760	$304,543
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	85,300	469,998
	Hefei Meiya Optoelectronic Technology, Inc., Class A	55,900	143,575
	Heilongjiang Agriculture Co. Ltd., Class A	114,705	281,092
	Henan Mingtai Al Industrial Co. Ltd., Class A	95,300	248,781
	Henan Pinggao Electric Co. Ltd., Class A	99,800	322,498
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	205,500	974,508
	Henan Shijia Photons Technology Co. Ltd., Class A	23,545	460,610
	Henan Shuanghui Investment & Development Co. Ltd., Class A	114,629	465,732
	Henan Yuguang Gold & Lead Co. Ltd., Class A	84,900	184,472
*	Henan Yuneng Holdings Co. Ltd., Class A	106,000	237,604
*	Henan Zhongfu Industry Co. Ltd., Class A	273,100	311,385
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	112,121	312,958
	Hengli Petrochemical Co. Ltd., Class A	402,600	1,308,120
	Hengtong Optic-electric Co. Ltd., Class A	141,800	1,374,277
	Hengyi Petrochemical Co. Ltd., Class A	183,888	476,147
	Hesteel Co. Ltd., Class A	778,953	266,387
		Shares	Value»
CHINA — (Continued)
	Hexing Electrical Co. Ltd., Class A	28,300	$119,294
	Hgtech Co. Ltd., Class A	24,200	425,179
	Hisense Visual Technology Co. Ltd., Class A	92,200	346,276
	Hithink RoyalFlush Information Network Co. Ltd., Class A	29,513	1,021,304
	HLA Group Corp. Ltd., Class A	422,600	409,340
	HMT Xiamen New Technical Materials Co. Ltd., Class A	16,300	243,790
*	Holitech Technology Co. Ltd., Class A	62,400	26,835
	Hongfa Technology Co. Ltd., Class A	8,400	38,459
	Hongta Securities Co. Ltd., Class A	138,020	152,524
*	Hongyuan Green Energy Co. Ltd., Class A	43,900	140,191
	Hoshine Silicon Industry Co. Ltd., Class A	54,700	358,901
	Hoymiles Power Electronics, Inc., Class A	1,923	31,863
#*Ω	Hua Hong Semiconductor Ltd., Class H	422,000	6,216,340
	Huaan Securities Co. Ltd., Class A	345,700	282,720
	Huada Automotive Technology Corp. Ltd., Class A	21,100	96,742
	Huadong Medicine Co. Ltd., Class A	98,400	482,241
	Huafon Chemical Co. Ltd., Class A	294,683	508,504
	Huaibei Mining Holdings Co. Ltd., Class A	178,800	387,920
*	Huaihe Energy Group Co. Ltd., Class A	239,300	126,707
	Hualan Biological Engineering, Inc., Class A	50,700	107,213
	Huaming Power Equipment Co. Ltd., Class A	47,800	172,083
143

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Huaneng Power International, Inc., Class H	3,914,000	$3,133,502
Ω	Huatai Securities Co. Ltd., Class H	1,102,600	2,287,933
	Huaxi Securities Co. Ltd., Class A	175,000	224,202
	Huaxia Bank Co. Ltd., Class A	604,256	609,393
	Huayu Automotive Systems Co. Ltd., Class A	232,600	636,179
	Hubei Dinglong Co. Ltd., Class A	44,900	412,057
	Hubei Energy Group Co. Ltd., Class A	256,983	183,152
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	19,100	307,633
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	68,848	279,607
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	84,100	403,254
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	195,396
	Hubei Zhenhua Chemical Co. Ltd., Class A	36,000	186,525
	Hui Lyu Ecological Technology Groups Co. Ltd., Class A	25,500	203,757
	Huizhou Desay Sv Automotive Co. Ltd., Class A	23,500	356,897
	Hunan Gold Corp. Ltd., Class A	85,080	365,371
*	Hunan Silver Co. Ltd., Class A	120,400	205,488
	Hunan Valin Steel Co. Ltd., Class A	497,400	339,066
	Hunan Zhongke Electric Co. Ltd., Class A	8,700	26,864
	Hundsun Technologies, Inc., Class A	59,229	233,777
	Hygon Information Technology Co. Ltd., Class A	51,772	2,273,143
		Shares	Value»
CHINA — (Continued)
*	Hytera Communications Corp. Ltd., Class A	26,845	$39,225
	IEIT Systems Co. Ltd., Class A	49,284	506,534
	Iflytek Co. Ltd., Class A	66,700	469,830
	IKD Co. Ltd., Class A	41,600	103,783
	Industrial & Commercial Bank of China Ltd., Class H	35,501,185	31,984,798
	Industrial Bank Co. Ltd., Class A	955,539	2,507,594
	Industrial Securities Co. Ltd., Class A	174,348	155,305
	INESA Intelligent Tech, Inc., Class A	47,000	150,596
	Infore Environment Technology Group Co. Ltd., Class A	233,424	466,355
	Ingenic Semiconductor Co. Ltd., Class A	13,600	249,807
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	549,767
	Inner Mongolia Berun Chemical Co. Ltd., Class A	263,600	347,065
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	242,000	1,150,925
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	261,391
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	669,203	549,163
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	336,300	228,743
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	108,600	685,193
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	366,000	1,472,431
*Ω	Innovent Biologics, Inc.	612,500	7,152,427
144

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Intco Medical Technology Co. Ltd., Class A	38,000	$317,505
	iRay Group, Class A	12,723	213,798
*	IRICO Display Devices Co. Ltd., Class A	274,400	325,572
*	J&T Global Express Ltd.	240,600	301,265
*	JA Solar Technology Co. Ltd., Class A	28,104	44,892
	Jack Technology Co. Ltd., Class A	13,400	77,674
	Jason Furniture Hangzhou Co. Ltd., Class A	47,680	202,954
	JCET Group Co. Ltd., Class A	100,900	679,212
	JCHX Mining Management Co. Ltd., Class A	43,000	396,308
*Ω	JD Health International, Inc.	829,900	4,904,616
*Ω	JD Logistics, Inc.	538,900	1,049,557
	JD.com, Inc. (9618 HK), Class A	1,269,321	19,230,368
	JD.com, Inc. (JD US), ADR	116,630	3,536,222
	Jiangsu Azure Corp., Class A	79,300	241,035
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	10,200	197,158
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	179,929
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	284,806	305,207
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	58,400	255,816
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	273,440	532,969
	Jiangsu Etern Co. Ltd., Class A	45,100	281,878
	Jiangsu Financial Leasing Co. Ltd., Class A	462,200	466,787
	Shares	Value»
CHINA — (Continued)
Jiangsu Guotai International Group Co. Ltd., Class A	61,800	$81,359
Jiangsu Guoxin Corp. Ltd., Class A	105,600	117,975
Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	10,000	91,741
Jiangsu Hengli Hydraulic Co. Ltd., Class A	44,786	693,124
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	156,675	1,240,945
Jiangsu Hoperun Software Co. Ltd., Class A	19,600	130,569
Jiangsu Jiejie Microelectronics Co. Ltd., Class A	56,680	242,289
Jiangsu Leili Motor Co. Ltd., Class A	6,900	43,207
Jiangsu Lihua Foods Group Co. Ltd.	67,900	225,934
Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	245,215
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	52,900	173,890
Jiangsu Pacific Quartz Co. Ltd., Class A	26,252	213,252
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	200,300	276,752
Jiangsu Shemar Electric Co. Ltd., Class A	18,500	165,062
Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	26,000	283,340
Jiangsu ToLand Alloy Co. Ltd., Class A	17,200	99,209
Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	246,442
145

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	59,456	$631,281
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	232,080
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	59,700	256,418
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	779,257
	Jiangxi Copper Co. Ltd., Class H	786,000	3,735,437
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	16,000	112,803
*	Jiangxi Special Electric Motor Co. Ltd., Class A	63,400	150,305
*	Jianshe Industry Group Yunnan Co. Ltd., Class A	24,200	79,917
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	61,000	119,595
	Jiayou International Logistics Co. Ltd., Class A	107,996	201,652
	Jiaze Renewables Co. Ltd.	140,000	115,780
*	Jihua Group Corp. Ltd., Class A	143,000	61,313
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	84,200	233,648
	Jinduicheng Molybdenum Co. Ltd., Class A	255,400	736,342
*	Jinko Solar Co. Ltd., Class A	151,554	148,202
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	140,700	399,111
	Jizhong Energy Resources Co. Ltd., Class A	122,800	101,090
		Shares	Value»
CHINA — (Continued)
	Jointo Energy Investment Co. Ltd. Hebei, Class A	125,200	$175,175
	Jointown Pharmaceutical Group Co. Ltd., Class A	280,925	212,919
	Jones Tech PLC, Class A	16,800	134,600
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	12,800	38,997
	Juneyao Airlines Co. Ltd., Class A	206,240	345,638
*	Jushri Technologies, Inc., Class A	19,500	124,497
	Kaishan Group Co. Ltd., Class A	52,300	236,762
	KE Holdings, Inc., Class A	1,042,400	5,788,059
	Keboda Technology Co. Ltd., Class A	13,400	105,934
	Keda Industrial Group Co. Ltd., Class A	105,200	298,586
	Kehua Data Co. Ltd., Class A	29,200	263,284
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,600	21,475
*	KingClean Electric Co. Ltd., Class A	11,700	54,969
	Kingfa Sci & Tech Co. Ltd., Class A	168,600	425,323
	Kingnet Network Co. Ltd., Class A	138,100	365,453
	Kingsemi Co. Ltd., Class A	4,797	164,101
	Konfoong Materials International Co. Ltd., Class A	13,800	365,891
Ω	Kuaishou Technology	2,278,200	12,682,350
*	Kuang-Chi Technologies Co. Ltd., Class A	30,300	174,366
*	Kunlun Tech Co. Ltd., Class A	21,100	152,003
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	15,200	115,791
	Kweichow Moutai Co. Ltd., Class A	66,960	13,572,192
146

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lakala Payment Co. Ltd., Class A	42,400	$167,810
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	46,000	57,019
	Lao Feng Xiang Co. Ltd., Class A	27,700	160,046
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	106,229
#	Lenovo Group Ltd.	9,715,278	14,609,075
	Lens Technology Co. Ltd., Class A	200,200	762,759
	Leo Group Co. Ltd., Class A	305,600	290,641
	Lepu Medical Technology Beijing Co. Ltd., Class A	15,631	32,933
	Levima Advanced Materials Corp., Class A	71,200	251,827
	Leyard Optoelectronic Co. Ltd., Class A	143,200	133,809
*	Li Auto, Inc. (2015 HK), Class A	626,800	5,515,980
	Lianhe Chemical Technology Co. Ltd., Class A	11,000	26,695
	Liaoning Cheng Da Co. Ltd., Class A	97,556	170,417
	Lingyi iTech Guangdong Co., Class A	280,018	581,462
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	41,677	131,047
	Loncin Motor Co. Ltd., Class A	150,000	337,533
*	LONGi Green Energy Technology Co. Ltd., Class A	180,388	436,558
	Longshine Technology Group Co. Ltd., Class A	57,600	115,956
	Luenmei Quantum Co. Ltd., Class A	106,600	104,065
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	20,100	126,516
	Luxi Chemical Group Co. Ltd., Class A	151,900	380,567
		Shares	Value»
CHINA — (Continued)
	Luxshare Precision Industry Co. Ltd., Class A	389,124	$3,863,600
	Luzhou Laojiao Co. Ltd., Class A	95,329	1,397,900
	Mango Excellent Media Co. Ltd., Class A	46,892	133,856
	Maxscend Microelectronics Co. Ltd., Class A	19,300	282,137
	Mehow Innovative Ltd., Class A	13,600	53,461
	Meihua Holdings Group Co. Ltd., Class A	226,400	329,052
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	204,757	162,984
*Ω	Meituan, Class B	896,440	9,644,963
	Micro-Tech Nanjing Co. Ltd., Class A	2,560	31,916
	Midea Group Co. Ltd. 000333 C2, Class A	274,401	3,263,112
	Midea Group Co. Ltd. 300 HK, Class H	82,400	952,186
	Ming Yang Smart Energy Group Ltd., Class A	79,304	184,859
	Minmetals Capital Co. Ltd., Class A	280,100	215,563
	Mloptic Corp., Class A	1,706	119,164
*	MMG Ltd.	2,216,000	2,390,811
	Montage Technology Co. Ltd., Class A	14,543	373,466
	Moon Environment Technology Co. Ltd., Class A	39,240	144,078
	Muyuan Foods Co. Ltd., Class A	248,461	1,629,472
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,500	24,924
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	529,759
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	22,046	29,699
	Nanjing Securities Co. Ltd., Class A	219,800	237,177
*	Nanjing Tanker Corp., Class A	382,500	250,890
147

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nantong Jianghai Capacitor Co. Ltd., Class A	60,600	$342,525
	NARI Technology Co. Ltd., Class A	387,842	1,478,177
*	National Silicon Industry Group Co. Ltd., Class A	91,819	279,244
	NAURA Technology Group Co. Ltd., Class A	20,250	1,602,026
*	NavInfo Co. Ltd., Class A	58,550	77,813
	NBTM New Materials Group Co. Ltd., Class A	52,300	261,669
	NetEase, Inc. (9999 HK)	624,600	14,621,372
	NetEase, Inc. (NTES US), ADR	224,347	26,363,016
	New China Life Insurance Co. Ltd., Class H	1,093,400	7,180,623
	New Hope Dairy Co. Ltd., Class A	57,800	168,472
	New Hope Liuhe Co. Ltd., Class A	165,266	211,508
	Neway Valve Suzhou Co. Ltd., Class A	50,800	468,601
	Newland Digital Technology Co. Ltd., Class A	64,700	189,152
	Ningbo Boway Alloy Material Co. Ltd., Class A	62,600	161,123
	Ningbo Deye Technology Co. Ltd., Class A	28,500	630,918
	Ningbo Huaxiang Electronic Co. Ltd., Class A	55,100	211,182
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	89,900	160,345
	Ningbo Jintian Copper Group Co. Ltd., Class A	124,300	185,440
	Ningbo Joyson Electronic Corp., Class A	97,400	410,499
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	316,604
		Shares	Value»
CHINA — (Continued)
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	33,961	$173,213
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	318,453
*	Ningbo Shanshan Co. Ltd., Class A	93,700	229,273
	Ningbo Tuopu Group Co. Ltd., Class A	65,589	584,896
	Ningbo Xusheng Group Co. Ltd., Class A	74,000	168,158
	Ningbo Yunsheng Co. Ltd., Class A	21,000	41,078
	Ningbo Zhoushan Port Co. Ltd., Class A	406,200	220,298
	Ningxia Baofeng Energy Group Co. Ltd., Class A	378,800	1,701,875
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	19,629	126,745
*	NIO, Inc., Class A	452,280	2,918,349
Ω	Nongfu Spring Co. Ltd., Class H	1,677,800	10,146,763
	Norinco International Cooperation Ltd., Class A	73,100	137,261
	North Copper Co. Ltd., Class A	139,800	296,642
*	North Industries Group Red Arrow Co. Ltd., Class A	58,100	150,612
	Northeast Securities Co. Ltd., Class A	154,000	196,338
	Novoray Corp., Class A	13,315	171,600
	Offshore Oil Engineering Co. Ltd., Class A	334,000	331,329
*	OFILM Group Co. Ltd., Class A	182,900	234,056
	Olympic Circuit Technology Co. Ltd., Class A	27,100	211,084
	OmniVision Integrated Circuits Group, Inc.	50,321	727,907
	Oppein Home Group, Inc., Class A	31,395	216,500
	ORG Technology Co. Ltd., Class A	52,400	42,289
148

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CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Orient Overseas International Ltd.	123,000	$2,147,345
Ω	Orient Securities Co. Ltd., Class H	148,000	117,646
	Oriental Pearl Group Co. Ltd., Class A	141,200	207,526
*	Ourpalm Co. Ltd., Class A	55,500	40,785
*	Pacific Securities Co. Ltd., Class A	394,700	213,504
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	214,205
*	Pantum Technology Co. Ltd.	13,551	38,152
*	PDD Holdings, Inc., ADR	554,021	55,335,617
*	Pengxin International Mining Co. Ltd., Class A	134,500	162,841
	People.cn Co. Ltd., Class A	52,100	145,152
	People's Insurance Co. Group of China Ltd. , Class H	9,413,000	6,440,527
	Perfect World Co. Ltd., Class A	64,785	144,646
	PetroChina Co. Ltd., Class H	18,890,000	29,138,090
	PhiChem Corp., Class A	35,700	160,076
	PICC Property & Casualty Co. Ltd., Class H	6,269,198	11,324,444
	Ping An Bank Co. Ltd., Class A	839,600	1,413,159
	Ping An Insurance Group Co. of China Ltd., Class H	5,357,000	43,542,221
	Piotech, Inc., Class A	6,496	425,921
	POCO Holding Co. Ltd., Class A	15,000	214,229
*	Polaris Bay Group Co. Ltd., Class A	38,100	35,111
	Poly Developments & Holdings Group Co. Ltd., Class A	71,200	64,153
#Ω	Pop Mart International Group Ltd.	451,800	9,195,852
Ω	Postal Savings Bank of China Co. Ltd., Class H	7,311,000	4,701,134
		Shares	Value»
CHINA — (Continued)
	Power Construction Corp. of China Ltd., Class A	1,073,311	$880,347
*	Qi An Xin Technology Group, Inc., Class A	36,567	162,281
	Qingdao East Steel Tower Stock Co. Ltd., Class A	75,600	266,601
	Qingdao Gon Technology Co. Ltd., Class A	5,800	45,019
	Qingdao Hanhe Cable Co. Ltd., Class A	79,800	102,193
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	5,000	51,217
	Qingdao Rural Commercial Bank Corp., Class A	379,429	168,867
	Qingdao Sentury Tire Co. Ltd., Class A	21,500	54,265
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	237,965
*	Qinghai Salt Lake Industry Co. Ltd., Class A	201,400	1,167,478
*	QuantumCTek Co. Ltd., Class A	1,626	136,656
	Quectel Wireless Solutions Co. Ltd., Class A	13,000	138,256
	Range Intelligent Computing Technology Group Co. Ltd., Class A	38,200	503,007
	Raytron Technology Co. Ltd., Class A	21,575	463,125
	Red Avenue New Materials Group Co. Ltd., Class A	24,139	191,419
*	Risen Energy Co. Ltd., Class A	32,300	84,378
	Riyue Heavy Industry Co. Ltd., Class A	20,200	37,821
	RoboTechnik Intelligent Technology Co. Ltd., Class A	3,100	221,075
	Rockchip Electronics Co. Ltd., Class A	15,600	421,068
149

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	$1,067,745
*	Roshow Technology Co. Ltd., Class A	37,082	41,846
*	Ruyi Film Entertainment Co. Ltd., Class A	123,900	183,904
*	Sai Micro Electronics, Inc., Class A	29,700	200,884
	Sailun Group Co. Ltd., Class A	250,100	511,127
	Sanan Optoelectronics Co. Ltd., Class A	211,300	423,801
	Sangfor Technologies, Inc., Class A	11,400	197,020
	Sany Heavy Industry Co. Ltd., Class A	286,434	855,633
	Satellite Chemical Co. Ltd., Class A	303,861	1,318,711
	SDIC Capital Co. Ltd., Class A	211,204	207,976
	SDIC Power Holdings Co. Ltd., Class A	282,500	563,406
	Sealand Securities Co. Ltd., Class A	313,590	180,094
*	Seazen Holdings Co. Ltd., Class A	99,000	214,532
	Seres Group Co. Ltd., Class A	57,600	751,609
	SF Holding Co. Ltd. 002352 C2, Class A	143,161	779,055
#	SF Holding Co. Ltd. 6936 HK, Class H	12,200	55,384
	SG Micro Corp., Class A	15,369	208,028
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd., Class A	22,100	112,475
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	267,410	153,227
	Shaanxi Coal Industry Co. Ltd., Class A	638,500	2,440,799
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	133,507
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	239,450	367,011
		Shares	Value»
CHINA — (Continued)
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	69,400	$165,629
	Shandong Dongyue Silicone Material Co. Ltd., Class A	61,632	137,469
Ω	Shandong Gold Mining Co. Ltd., Class H	723,500	2,650,249
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	68,300	876,735
	Shandong Hi-speed Co. Ltd., Class A	103,100	161,372
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	787,615
	Shandong Humon Smelting Co. Ltd., Class A	92,100	225,249
	Shandong Nanshan Aluminum Co. Ltd., Class A	760,210	601,794
	Shandong Publishing & Media Co. Ltd., Class A	27,200	29,697
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	572,772
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	19,800	245,580
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	30,800	65,761
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	47,200	107,014
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	32,242	438,817
	Shanghai AtHub Co. Ltd., Class A	46,500	253,138
	Shanghai Bailian Group Co. Ltd., Class A	19,300	23,386
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	37,436	104,422
150

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Baosight Software Co. Ltd., Class A	99,218	$330,613
	Shanghai Belling Co. Ltd., Class A	18,000	76,046
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	14,480	301,678
	Shanghai Chinafortune Co. Ltd., Class A	61,600	127,987
	Shanghai Construction Group Co. Ltd., Class A	614,976	243,649
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	101,800	164,020
*	Shanghai DZH Ltd., Class A	46,200	69,673
*	Shanghai Electric Group Co. Ltd., Class H	2,092,000	1,045,817
	Shanghai Electric Power Co. Ltd., Class A	150,900	376,367
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	17,500	42,951
	Shanghai Huace Navigation Technology Ltd., Class A	44,660	207,918
	Shanghai Huafon Aluminium Corp., Class A	80,800	219,819
	Shanghai Huayi Group Co. Ltd., Class A	131,700	210,480
	Shanghai Jahwa United Co. Ltd., Class A	7,500	22,141
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	70,300	263,121
	Shanghai Lingang Holdings Corp. Ltd., Class A	50,060	66,074
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	39,820	48,077
		Shares	Value»
CHINA — (Continued)
	Shanghai M&G Stationery, Inc., Class A	53,669	$193,122
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	52,000	184,275
	Shanghai Moons' Electric Co. Ltd., Class A	12,900	112,801
	Shanghai Pret Composites Co. Ltd., Class A	58,700	126,203
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,197,462
	Shanghai Putailai New Energy Technology Group Co. Ltd.	77,056	410,810
	Shanghai Rural Commercial Bank Co. Ltd., Class A	361,900	475,258
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	15,700	22,084
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	12,800	178,241
*	Shanghai Stonehill Technology Co. Ltd., Class A	222,300	282,095
	Shanghai Tunnel Engineering Co. Ltd., Class A	245,100	213,548
	Shanghai Vital Microtech Co. Ltd.	57,500	233,216
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	84,519	61,076
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	73,200	394,962
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	223,800	178,001
	Shanghai Zhonggu Logistics Co. Ltd., Class A	180,399	286,716
	Shanjin International Gold Co. Ltd., Class A	195,817	752,203
151

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shannon Semiconductor Technology Co. Ltd., Class A	16,500	$427,380
	Shantui Construction Machinery Co. Ltd., Class A	94,700	165,661
	Shanxi Coal International Energy Group Co. Ltd., Class A	131,800	272,044
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	324,930	334,712
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	219,930	521,278
*	Shanxi Meijin Energy Co. Ltd., Class A	67,417	44,103
	Shanxi Securities Co. Ltd., Class A	195,180	161,882
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	323,500	201,875
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	49,707	1,042,834
	Sharetronic Data Technology Co. Ltd., Class A	20,132	773,479
	Shenergy Co. Ltd., Class A	286,800	380,600
	Shengda Resources Co. Ltd., Class A	35,900	193,613
	Shenghe Resources Holding Co. Ltd., Class A	80,000	307,085
	Shengyi Electronics Co. Ltd., Class A	24,628	400,574
	Shengyi Technology Co. Ltd., Class A	91,000	1,031,579
	Shennan Circuits Co. Ltd., Class A	25,399	1,176,375
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,430,400	511,563
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	13,300	135,577
	Shares	Value»
CHINA — (Continued)
Shenzhen Agricultural Power Group Co. Ltd., Class A	84,600	$91,567
Shenzhen Airport Co. Ltd., Class A	23,600	24,677
Shenzhen Aisidi Co. Ltd., Class A	83,700	169,319
Shenzhen Capchem Technology Co. Ltd., Class A	47,840	487,452
Shenzhen Energy Group Co. Ltd., Class A	144,019	144,436
Shenzhen Envicool Technology Co. Ltd., Class A	30,455	425,917
Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	381,561
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	61,300	250,028
Shenzhen Forms Syntron Information Co. Ltd.	8,900	37,227
Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,322	103,408
Shenzhen FRD Science & Technology Co. Ltd., Class A	30,700	162,222
Shenzhen Gas Corp. Ltd., Class A	153,700	156,000
Shenzhen Goodix Technology Co. Ltd., Class A	16,200	154,599
Shenzhen H&T Intelligent Control Co. Ltd., Class A	34,700	161,267
Shenzhen Honor Electronic Co. Ltd., Class A	5,300	318,302
Shenzhen Hopewind Electric Co. Ltd., Class A	5,000	32,298
Shenzhen Huaqiang Industry Co. Ltd., Class A	54,600	296,339
152

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Infogem Technologies Co. Ltd., Class A	4,400	$24,187
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	408,234
	Shenzhen JPT Opto-Electronics Co. Ltd., Class A	4,151	217,105
	Shenzhen Kaifa Technology Co. Ltd., Class A	83,800	361,779
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	21,520	44,538
	Shenzhen Kedali Industry Co. Ltd., Class A	19,166	539,601
	Shenzhen Kinwong Electronic Co. Ltd., Class A	71,964	749,538
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	31,000	213,730
	Shenzhen Megmeet Electrical Co. Ltd., Class A	7,400	131,631
	Shenzhen MTC Co. Ltd., Class A	377,400	613,516
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	359,480	119,297
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	45,500	342,693
	Shenzhen SC New Energy Technology Corp., Class A	24,759	339,915
*	Shenzhen SDG Information Co. Ltd., Class A	28,700	76,347
	Shenzhen SED Industry Co. Ltd., Class A	70,500	179,283
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	227,424
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	266,276
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunway Communication Co. Ltd., Class A	40,400	$542,467
	Shenzhen Topband Co. Ltd., Class A	87,600	137,685
	Shenzhen Transsion Holdings Co. Ltd., Class A	40,471	342,633
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	219,284
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	224,100	148,728
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	176,855
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	30,700	73,472
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	74,571	413,987
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	88,208
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	302,791
	Shenzhou International Group Holdings Ltd.	222,100	1,353,792
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	140,736
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	16,856	42,204
*	Siasun Robot & Automation Co. Ltd., Class A	62,200	136,958
	Sichuan Changhong Electric Co. Ltd., Class A	269,105	345,553
	Sichuan Chuantou Energy Co. Ltd., Class A	169,300	379,742
153

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	115,700	$185,935
	Sichuan EM Technology Co. Ltd., Class A	51,700	298,637
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	625,500	272,059
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	177,848
*	Sichuan Hongda Co. Ltd., Class A	62,800	167,647
	Sichuan Jiuzhou Electric Co. Ltd., Class A	40,500	76,047
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	107,801	546,324
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	18,700	1,131,109
	Sichuan New Energy Power Co. Ltd., Class A	119,900	307,124
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	514,905
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	272,117
	Sineng Electric Co. Ltd., Class A	27,800	155,029
	Sino Biopharmaceutical Ltd.	10,703,500	7,450,317
*	Sinochem International Corp., Class A	63,500	42,803
	Sinofibers Technology Co. Ltd., Class A	26,900	146,077
	Sinolink Securities Co. Ltd., Class A	166,800	220,030
	Sinoma International Engineering Co., Class A	221,900	304,005
	Sinoma Science & Technology Co. Ltd., Class A	79,594	647,291
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	236,400	149,044
	Shares	Value»
CHINA — (Continued)
Sinomach Precision Industry Group Co. Ltd., Class A	23,800	$182,809
Sinomine Resource Group Co. Ltd., Class A	26,700	356,954
Sino-Platinum Metals Co. Ltd., Class A	57,200	169,034
Sinotruk Hong Kong Ltd.	562,500	2,766,772
Sinotruk Jinan Truck Co. Ltd., Class A	89,500	286,726
Skshu Paint Co. Ltd., Class A	31,289	195,668
Songcheng Performance Development Co. Ltd., Class A	121,800	137,692
SooChow Securities Co. Ltd., Class A	145,050	171,245
Southwest Securities Co. Ltd., Class A	109,536	68,154
SPIC Green Energy Co. Ltd., Class A	200,600	191,644
SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	140,731
Spring Airlines Co. Ltd., Class A	52,800	365,274
StarPower Semiconductor Ltd., Class A	12,760	194,702
State Grid Information & Communication Co. Ltd., Class A	70,300	176,767
State Grid Yingda Co. Ltd., Class A	211,600	184,328
STO Express Co. Ltd., Class A	117,700	282,213
Sumec Corp. Ltd., Class A	105,400	189,076
Sungrow Power Supply Co. Ltd., Class A	78,920	1,604,915
Sunresin New Materials Co. Ltd., Class A	25,400	238,147
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	56,383
Suntak Technology Co. Ltd., Class A	90,300	184,814
154

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunwoda Electronic Co. Ltd., Class A	66,300	$268,397
	SUPCON Technology Co. Ltd., Class A	26,443	308,344
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	139,000	3,831,199
	Suzhou Maxwell Technologies Co. Ltd., Class A	14,461	509,603
	Suzhou TFC Optical Communication Co. Ltd., Class A	31,360	1,417,640
	Suzhou Veichi Electric Co. Ltd., Class A	2,731	27,575
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	7,983	122,061
	T&S Communications Co. Ltd., Class A	10,800	215,988
*	Talkweb Information System Co. Ltd., Class A	26,200	137,050
	TangShan Port Group Co. Ltd., Class A	531,500	361,915
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	133,300	151,661
	Tasly Pharmaceutical Group Co. Ltd., Class A	119,940	265,893
	TBEA Co. Ltd., Class A	291,720	1,154,708
	TCL Technology Group Corp., Class A	1,182,998	740,879
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	176,325	224,325
	TDG Holdings Co. Ltd., Class A	75,100	307,793
	Tencent Holdings Ltd.	2,822,300	171,404,589
	Tencent Music Entertainment Group, ADR	544,803	4,995,844
	Thunder Software Technology Co. Ltd., Class A	12,900	121,507
	Tian Di Science & Technology Co. Ltd., Class A	381,520	318,322
		Shares	Value»
CHINA — (Continued)
*	Tianfeng Securities Co. Ltd., Class A	342,800	$180,783
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	157,263
	Tianjin Port Co. Ltd., Class A	35,304	24,537
*	Tianma Microelectronics Co. Ltd., Class A	186,755	208,746
	Tianneng Battery Group Co. Ltd., Class A	23,919	107,108
#*	Tianqi Lithium Corp., Class H	147,600	1,258,725
	Tianshan Aluminum Group Co. Ltd., Class A	367,400	903,397
*	TianShan Material Co. Ltd., Class A	57,900	39,486
	Tianshui Huatian Technology Co. Ltd., Class A	229,800	443,365
	Tibet Huayu Mining Co. Ltd., Class A	44,300	186,849
	Tibet Mineral Development Co. Ltd., Class A	18,500	105,615
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,810	22,563
	Tinergy Chemical Co. Ltd., Class A	37,235	25,044
	Titan Wind Energy Suzhou Co. Ltd., Class A	84,400	149,007
	TongFu Microelectronics Co. Ltd., Class A	117,200	890,325
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	111,500	150,996
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	72,816
	Tongkun Group Co. Ltd., Class A	147,609	524,326
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	120,200	230,338
155

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	$919,475
*	Tongwei Co. Ltd., Class A	184,500	472,891
*	Tonze New Energy Technology Co. Ltd., Class A	23,400	131,137
	Topchoice Medical Corp., Class A	26,811	166,044
	Transfar Zhilian Co. Ltd., Class A	165,100	141,287
*	Trina Solar Co. Ltd., Class A	9,490	24,204
	Trip.com Group Ltd. (9961 HK)	101,650	5,488,995
	Trip.com Group Ltd. (TCOM US), ADR	293,024	15,884,831
*	TRS Information Technology Corp. Ltd., Class A	23,800	62,625
*	Tsinghua Tongfang Co. Ltd., Class A	160,300	188,232
	Tsingtao Brewery Co. Ltd., Class H	74,000	511,607
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	241,679
	Unisplendour Corp. Ltd., Class A	112,760	531,376
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	90,789	505,754
	Valiant Co. Ltd., Class A	10,500	25,585
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	4,400	16,728
*	Venustech Group, Inc., Class A	40,400	92,693
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	233,045
	Victory Giant Technology Huizhou Co. Ltd., Class A	56,100	2,741,582
	Visual China Group Co. Ltd., Class A	36,000	115,603
	Walvax Biotechnology Co. Ltd., Class A	91,600	174,819
		Shares	Value»
CHINA — (Continued)
	Wangsu Science & Technology Co. Ltd., Class A	138,500	$327,055
	Wanhua Chemical Group Co. Ltd., Class A	180,000	2,366,656
	Wanxiang Qianchao Co. Ltd., Class A	184,000	436,752
	Wasu Media Holding Co. Ltd., Class A	37,800	41,070
	Weichai Power Co. Ltd., Class H	2,380,800	11,834,689
	Weifu High-Technology Group Co. Ltd., Class A	48,000	137,779
	Weihai Guangwei Composites Co. Ltd., Class A	40,326	195,299
	Wens Foodstuff Group Co. Ltd., Class A	432,260	1,040,164
	Western Metal Materials Co. Ltd., Class A	18,300	171,516
	Western Mining Co. Ltd., Class A	168,200	735,232
	Western Region Gold Co. Ltd., Class A	41,400	199,034
	Western Securities Co. Ltd., Class A	238,600	251,695
	Western Superconducting Technologies Co. Ltd., Class A	29,292	278,622
	Wharf Holdings Ltd.	122,000	403,921
	Willfar Information Technology Co. Ltd., Class A	25,730	141,378
*	Wingtech Technology Co. Ltd., Class A	18,548	76,324
	Winner Medical Co. Ltd., Class A	15,277	70,139
	Winning Health Technology Group Co. Ltd., Class A	125,560	159,049
	Wolong Electric Group Co. Ltd., Class A	94,240	523,865
	Wuchan Zhongda Group Co. Ltd., Class A	358,650	269,402
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	16,100	247,638
156

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wuhan Guide Infrared Co. Ltd., Class A	44,693	$97,409
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	8,600	183,763
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,200	138,152
	Wuhu Token Science Co. Ltd., Class A	173,000	166,630
	Wuliangye Yibin Co. Ltd., Class A	254,106	3,614,833
	WUS Printed Circuit Kunshan Co. Ltd., Class A	117,900	1,794,820
Ω	WuXi AppTec Co. Ltd., Class H	356,660	6,265,768
	Wuxi Autowell Technology Co. Ltd., Class A	13,928	167,279
*Ω	Wuxi Biologics Cayman, Inc.	2,908,000	12,425,145
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	24,300	198,352
	Wuxi NCE Power Co. Ltd., Class A	21,100	126,423
	Wuxi Taiji Industry Ltd. Co., Class A	165,700	235,527
	XCMG Construction Machinery Co. Ltd., Class A	636,270	929,512
	XGD, Inc., Class A	7,000	22,777
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	182,060
	Xiamen Bank Co. Ltd., Class A	213,800	241,314
	Xiamen C & D, Inc., Class A	162,900	226,817
	Xiamen Changelight Co. Ltd., Class A	25,000	121,881
	Xiamen Faratronic Co. Ltd., Class A	18,500	320,777
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	17,700	93,225
	Xiamen Intretech, Inc., Class A	40,100	113,333
	Xiamen ITG Group Corp. Ltd., Class A	26,700	24,195
		Shares	Value»
CHINA — (Continued)
	Xiamen Leading Optics Co. Ltd., Class A	11,000	$78,062
	Xiamen Tungsten Co. Ltd., Class A	117,280	997,847
	Xiamen Xiangyu Co. Ltd., Class A	206,400	218,346
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	155,101
	Xi'An Shaangu Power Co. Ltd., Class A	127,500	171,693
	Xi'an Triangle Defense Co. Ltd., Class A	25,000	109,272
*	Xiangcai Co. Ltd., Class A	122,300	159,800
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	114,619
	Xianhe Co. Ltd., Class A	54,500	175,779
*Ω	Xiaomi Corp., Class B	8,691,400	32,611,869
	Xinfengming Group Co. Ltd., Class A	138,600	376,815
*	Xinjiang Daqo New Energy Co. Ltd., Class A	84,156	276,244
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	195,500	198,386
	Xinxiang Richful Lube Additive Co. Ltd., Class A	23,900	163,198
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	260,600	176,046
	Xizang Zhufeng Resources Co. Ltd., Class A	66,200	269,501
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	15,800	40,848
*	XPeng, Inc., Class A	806,800	6,448,361
	Xuji Electric Co. Ltd., Class A	72,200	267,720
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	145,000	3,738,669
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	32,800	366,528
157

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	11,500	$98,969
	Yankuang Energy Group Co. Ltd., Class H	3,732,300	7,830,956
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	169,628
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	67,155	1,349,730
	Yealink Network Technology Corp. Ltd., Class A	60,976	326,476
	Yifeng Pharmacy Chain Co. Ltd., Class A	43,880	149,156
	Yonfer Agricultural Technology Co. Ltd., Class A	103,600	231,453
*	Yonghui Superstores Co. Ltd., Class A	287,400	162,231
	YongXing Special Materials Technology Co. Ltd., Class A	32,970	422,008
*	Yonyou Network Technology Co. Ltd., Class A	83,600	143,553
	Youngor Fashion Co. Ltd., Class A	231,604	260,762
	Youngy Co. Ltd., Class A	9,200	146,882
	YTO Express Group Co. Ltd., Class A	218,962	689,890
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	39,810	53,272
	Yum China Holdings, Inc. (9987 HK)	145,200	7,105,107
	Yum China Holdings, Inc. (YUMC US)	240,624	11,658,233
	YUNDA Holding Group Co. Ltd., Class A	45,090	51,921
	Yunnan Aluminium Co. Ltd., Class A	320,700	1,507,711
	Yunnan Baiyao Group Co. Ltd., Class A	49,040	381,397
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	577,200	763,275
	Yunnan Copper Co. Ltd., Class A	223,600	632,367
		Shares	Value»
CHINA — (Continued)
*	Yunnan Energy New Material Group Co. Ltd., Class A	36,362	$444,613
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	25,900	266,787
	Yunnan Tin Co. Ltd., Class A	166,800	871,619
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	550,585
	Zangge Mining Co. Ltd., Class A	52,700	694,842
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	17,550	368,743
	Zhaojin Mining Industry Co. Ltd., Class H	1,326,500	4,873,963
	Zhefu Holding Group Co. Ltd., Class A	354,923	275,145
*	Zhejiang Century Huatong Group Co. Ltd., Class A	222,400	522,757
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	455,375
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	6,000	62,152
	Zhejiang China Commodities City Group Co. Ltd., Class A	311,679	607,403
	Zhejiang Chint Electrics Co. Ltd., Class A	117,221	563,459
	Zhejiang Crystal-Optech Co. Ltd., Class A	84,800	412,245
	Zhejiang Dahua Technology Co. Ltd., Class A	105,613	287,294
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	91,700	177,078
	Zhejiang Dingli Machinery Co. Ltd., Class A	10,170	82,355
158

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	21,900	$21,213
	Zhejiang Hailiang Co. Ltd., Class A	96,700	255,288
	Zhejiang HangKe Technology, Inc. Co., Class A	25,356	118,997
	Zhejiang Huace Film & Television Co. Ltd., Class A	27,300	35,060
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	103,140	246,424
	Zhejiang Huayou Cobalt Co. Ltd., Class A	64,611	636,201
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	6,900	51,702
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	64,600	404,341
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	10,900	23,630
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	85,717
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	89,600	395,713
	Zhejiang Juhua Co. Ltd., Class A	222,400	1,197,750
	Zhejiang Lante Optics Co. Ltd., Class A	22,256	251,261
	Zhejiang Longsheng Group Co. Ltd., Class A	124,200	239,073
	Zhejiang Medicine Co. Ltd., Class A	68,900	147,199
	Zhejiang NHU Co. Ltd., Class A	254,788	1,300,667
	Zhejiang Orient Holdings Group Co. Ltd., Class A	181,100	149,166
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	469,956
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	26,200	$251,134
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	24,800	143,692
	Zhejiang Supor Co. Ltd., Class A	17,054	117,600
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	228,716
	Zhejiang Wanma Co. Ltd., Class A	57,500	109,232
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	136,103	428,726
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	101,434	164,655
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	6,600	24,631
	Zhejiang XCC Group Co. Ltd., Class A	16,000	157,236
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	93,400	171,683
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	385,520
*	Zhejiang Yongtai Technology Co. Ltd., Class A	28,400	102,350
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	14,640	113,475
	Zhende Medical Co. Ltd., Class A	14,000	188,939
	Zheshang Securities Co. Ltd., Class A	18,863	27,291
*	Zhewen Interactive Group Co. Ltd., Class A	68,600	101,111
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	57,700	90,795
	Zhongji Innolight Co. Ltd., Class A	41,237	5,207,111
159

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongjin Gold Corp. Ltd., Class A	392,300	$1,504,418
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	8,300	41,040
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	196,847
	Zhongshan Public Utilities Group Co. Ltd., Class A	103,000	177,083
	Zhongtai Securities Co. Ltd., Class A	371,000	327,801
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	170,743
	Zhuzhou Kibing Group Co. Ltd., Class A	139,401	129,558
*	Zhuzhou Smelter Group Co. Ltd., Class A	73,400	287,341
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	214,600	207,159
	Zijin Mining Group Co. Ltd., Class H	5,015,000	23,289,652
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	36,000	36,255
#	ZTE Corp., Class H	667,085	2,141,420
	ZTO Express Cayman, Inc. (2057 HK)	245,350	6,216,886
	ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	6,259,468
TOTAL CHINA			1,653,729,741
COLOMBIA — (0.1%)
	Cementos Argos SA	216,110	706,807
	Grupo Argos SA	258,107	1,120,819
	Grupo Aval Acciones y Valores SA, ADR	3,517	15,686
	Grupo Cibest SA CIB US, ADR	47,711	3,253,413
	Grupo Cibest SA CIBEST CB	147,787	3,064,197
	Grupo de Inversiones Suramericana SA	66,026	930,192
	Grupo Energia Bogota SA ESP	1,037,070	867,909
	Shares	Value»
COLOMBIA — (Continued)
Interconexion Electrica SA ESP	257,551	$1,991,894
TOTAL COLOMBIA		11,950,917
CZECH REPUBLIC — (0.1%)
CEZ AS	91,935	5,300,033
Komercni Banka AS	56,670	3,019,364
TOTAL CZECH REPUBLIC		8,319,397
EGYPT — (0.1%)
Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,634,917	4,098,683
Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	134,573	334,414
TOTAL EGYPT		4,433,097
GREECE — (0.5%)
# Allwyn AG	107,743	1,538,685
Alpha Bank SA	1,758,982	7,059,198
Athens International Airport SA	10,911	124,413
Cenergy Holdings SA	13,968	393,155
Eurobank SA	1,681,269	7,315,288
GEK Terna SA	6,380	306,601
Hellenic Telecommunications Organization SA	97,050	2,074,912
#* Metlen Energy & Metals PLC	74,839	3,077,408
Motor Oil Hellas Corinth Refineries SA	40,122	1,790,858
National Bank of Greece SA	384,309	6,090,599
Piraeus Bank SA	535,170	5,066,480
Public Power Corp. SA	126,057	2,676,520
Titan SA (TITC GA)	23,742	1,276,189
TOTAL GREECE		38,790,306
HUNGARY — (0.4%)
MOL Hungarian Oil & Gas PLC	463,711	6,193,415
OTP Bank Nyrt	125,562	16,841,493
Richter Gedeon Nyrt	123,338	5,202,364
TOTAL HUNGARY		28,237,272
160

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (12.7%)
	360 ONE WAM Ltd.	171,402	$1,885,098
	3M India Ltd.	1,562	550,672
	ABB India Ltd.	26,388	2,023,873
	ACC Ltd.	30,414	455,905
*	Adani Energy Solutions Ltd.	216,444	3,083,327
	Adani Enterprises Ltd. ADE IN	45,622	1,164,819
*	Adani Green Energy Ltd.	131,892	1,722,182
	Adani Ports & Special Economic Zone Ltd.	402,117	7,143,142
*	Adani Power Ltd.	3,090,330	7,279,256
	Adani Total Gas Ltd.	113,975	766,290
*	Aditya Birla Capital Ltd.	835,604	3,060,539
*	Aditya Birla Lifestyle Brands Ltd.	177,988	194,362
	AIA Engineering Ltd.	17,226	720,177
	Ajanta Pharma Ltd.	32,287	965,601
	Alkem Laboratories Ltd.	35,147	2,016,705
	Ambuja Cements Ltd.	409,686	1,925,743
	Apar Industries Ltd.	15,600	2,042,711
	APL Apollo Tubes Ltd.	162,807	3,286,359
	Apollo Hospitals Enterprise Ltd.	74,506	6,024,813
	Ashok Leyland Ltd.	4,027,856	6,942,678
	Asian Paints Ltd.	197,685	5,141,157
Ω	Aster DM Healthcare Ltd.	73,313	548,475
	Astral Ltd.	88,885	1,443,040
Ω	AU Small Finance Bank Ltd.	395,786	4,240,552
	Aurobindo Pharma Ltd.	288,162	4,228,554
*Ω	Avenue Supermarts Ltd.	35,843	1,750,726
	Axis Bank Ltd. (AXSB IN)	1,416,092	19,101,253
	Bajaj Auto Ltd.	50,149	5,322,338
	Bajaj Finance Ltd.	1,665,720	16,592,667
	Bajaj Finserv Ltd.	240,357	4,432,025
	Bajaj Holdings & Investment Ltd.	33,140	3,594,733
	Balkrishna Industries Ltd.	93,488	2,139,032
	Bank of Baroda	904,824	2,530,620
	Bank of India	561,814	833,979
	Bank of Maharashtra	1,454,625	1,210,391
	Berger Paints India Ltd.	198,042	988,148
	Bharat Dynamics Ltd.	17,489	254,318
	Bharat Electronics Ltd.	1,934,297	8,840,710
		Shares	Value»
INDIA — (Continued)
	Bharat Forge Ltd.	261,827	$5,242,628
	Bharat Heavy Electricals Ltd.	809,243	3,017,066
	Bharat Petroleum Corp. Ltd.	1,234,414	3,946,944
	Bharti Airtel Ltd.	1,645,836	32,973,376
	Biocon Ltd.	378,817	1,436,980
	Blue Star Ltd.	90,802	1,712,946
	Bosch Ltd.	4,147	1,584,332
	Britannia Industries Ltd.	76,394	4,615,338
	BSE Ltd.	148,818	5,739,334
	Canara Bank	1,973,841	2,818,195
	CG Power & Industrial Solutions Ltd.	541,263	4,653,049
	Cholamandalam Financial Holdings Ltd.	33,515	548,738
	Cholamandalam Investment & Finance Co. Ltd.	429,365	7,152,302
	Cipla Ltd.	483,014	6,670,278
	Coal India Ltd.	930,060	4,731,790
Ω	Cochin Shipyard Ltd.	18,014	332,026
	Coforge Ltd.	230,890	2,940,092
	Colgate-Palmolive India Ltd.	122,914	2,728,063
	Container Corp. of India Ltd.	213,239	1,147,507
	Coromandel International Ltd.	112,977	2,386,055
	CRISIL Ltd.	1,167	52,849
	Cummins India Ltd.	102,595	5,719,696
	Dabur India Ltd.	368,429	1,724,755
	Dalmia Bharat Ltd.	43,127	868,952
*	Delhivery Ltd.	187,681	927,371
	Divi's Laboratories Ltd.	68,881	4,743,568
	Dixon Technologies India Ltd.	27,187	3,234,948
	DLF Ltd.	440,685	2,743,803
#	Dr. Reddy's Laboratories Ltd., ADR	511,886	6,982,125
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	122,796	1,717,676
	Eicher Motors Ltd.	114,941	8,649,937
Ω	Endurance Technologies Ltd.	25,870	639,159
	Escorts Kubota Ltd.	17,920	621,882
*	Eternal Ltd.	1,053,757	2,760,152
	Federal Bank Ltd.	1,697,986	5,174,510
	Fortis Healthcare Ltd.	297,272	2,904,502
161

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	FSN E-Commerce Ventures Ltd.	1,051,809	$2,974,734
	GAIL India Ltd. (GAID LI), GDR	46,634	494,734
	GAIL India Ltd. (GAIL IN)	2,001,507	3,472,772
	GE Vernova T&D India Ltd.	123,114	5,802,881
	GlaxoSmithKline Pharmaceuticals Ltd.	33,256	825,383
	Glenmark Pharmaceuticals Ltd.	167,443	4,247,036
*	GMR Airports Ltd.	2,072,479	2,107,973
	Godfrey Phillips India Ltd.	30,767	735,060
	Godrej Consumer Products Ltd.	250,207	2,835,538
*	Godrej Industries Ltd.	6,786	68,231
*	Godrej Properties Ltd.	101,763	1,972,647
	Grasim Industries Ltd.	217,483	6,430,224
	Gujarat Fluorochemicals Ltd.	17,400	660,910
	Havells India Ltd.	140,576	1,844,637
	HCL Technologies Ltd.	748,715	9,541,127
Ω	HDFC Asset Management Co. Ltd.	164,362	4,728,229
	HDFC Bank Ltd.	4,008,105	32,912,141
Ω	HDFC Life Insurance Co. Ltd.	311,608	1,942,458
	Hero MotoCorp Ltd. (HMCL IN)	148,958	8,066,592
	Hindalco Industries Ltd.	1,268,841	13,926,799
	Hindustan Aeronautics Ltd.	133,522	6,117,948
	Hindustan Copper Ltd.	232,601	1,332,769
	Hindustan Petroleum Corp. Ltd.	828,280	3,284,071
	Hindustan Unilever Ltd.	302,576	7,202,966
	Hitachi Energy India Ltd.	7,055	2,507,544
	Housing & Urban Development Corp. Ltd.	301,031	714,825
	Hyundai Motor India Ltd.	64,753	1,253,147
		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	$17,283,194
	ICICI Bank Ltd. (ICICIBC IN)	2,117,842	28,469,643
Ω	ICICI Lombard General Insurance Co. Ltd.	138,501	2,580,517
Ω	ICICI Prudential Life Insurance Co. Ltd.	177,682	963,776
	IDFC First Bank Ltd.	2,456,209	1,815,006
	Indian Bank	219,416	1,973,665
	Indian Hotels Co. Ltd.	571,497	3,864,033
	Indian Oil Corp. Ltd.	2,031,413	3,062,213
	Indian Railway Catering & Tourism Corp. Ltd.	238,383	1,366,655
Ω	Indian Railway Finance Corp. Ltd.	1,076,163	1,195,164
*	Indus Towers Ltd.	1,387,394	6,020,615
*	IndusInd Bank Ltd.	374,271	3,649,656
	Info Edge India Ltd.	236,034	2,425,476
	Infosys Ltd. (INFO IN)	2,050,258	25,828,407
#	Infosys Ltd. (INFY US), Sponsored ADR	292,788	3,648,138
Ω	InterGlobe Aviation Ltd.	158,023	7,224,833
	Ipca Laboratories Ltd.	74,061	1,195,640
	ITC Ltd.	1,903,271	6,343,055
	JB Chemicals & Pharmaceuticals Ltd.	54,507	1,178,849
	Jindal Stainless Ltd.	394,916	3,215,846
	Jindal Steel Ltd.	460,508	5,992,183
	Jio Financial Services Ltd.	1,848,237	4,834,688
	JK Cement Ltd.	25,494	1,430,901
	JSW Energy Ltd.	426,050	2,526,189
	JSW Steel Ltd.	562,687	7,523,525
	Jubilant Foodworks Ltd.	251,454	1,273,597
	Kalyan Jewellers India Ltd.	6,886	30,126
	KEI Industries Ltd.	36,348	1,877,374
	Kotak Mahindra Bank Ltd.	2,034,300	8,271,555
	L&T Finance Ltd.	591,068	1,757,988
Ω	L&T Technology Services Ltd.	7,612	293,727
	Larsen & Toubro Ltd.	407,984	17,361,308
Ω	Laurus Labs Ltd.	285,414	3,349,055
	Linde India Ltd.	11,530	896,375
	Lloyds Metals & Energy Ltd.	94,251	1,753,381
Ω	Lodha Developers Ltd.	213,133	2,021,659
162

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	LTM Ltd.	50,591	$2,294,224
	Lupin Ltd.	242,314	5,941,152
	Mahindra & Mahindra Financial Services Ltd.	504,361	1,662,744
	Mahindra & Mahindra Ltd.	793,184	25,986,540
	Malco Energy Ltd.	1,388,095	495,635
	Mangalore Refinery & Petrochemicals Ltd.	113,128	201,484
	Mankind Pharma Ltd.	69,237	1,646,043
	Marico Ltd.	528,814	4,335,660
	Maruti Suzuki India Ltd.	61,939	8,742,338
*	Max Financial Services Ltd.	131,466	2,210,092
	Max Healthcare Institute Ltd.	448,222	4,710,990
	Mazagon Dock Shipbuilders Ltd.	14,184	410,999
	Motherson Sumi Wiring India Ltd.	614,101	265,802
	Motilal Oswal Financial Services Ltd.	72,700	621,226
	Mphasis Ltd.	124,074	2,993,318
	MRF Ltd.	2,197	3,020,170
	Multi Commodity Exchange of India Ltd.	122,916	3,869,328
	Muthoot Finance Ltd.	229,466	8,333,819
	Narayana Hrudayalaya Ltd.	77,337	1,449,182
	National Aluminium Co. Ltd.	879,330	3,683,751
	Navin Fluorine International Ltd.	20,543	1,481,131
	Nestle India Ltd.	384,606	5,946,451
	NHPC Ltd.	1,619,197	1,430,293
Ω	Nippon Life India Asset Management Ltd.	137,592	1,473,309
	NLC India Ltd.	278,243	932,056
	NMDC Ltd.	4,246,697	4,066,140
*	NMDC Steel Ltd.	1,251,805	567,002
	NTPC Ltd.	2,211,859	9,357,089
	Oberoi Realty Ltd.	101,713	1,797,905
	Oil & Natural Gas Corp. Ltd.	1,561,187	4,936,772
	Oil India Ltd.	386,172	2,001,820
	One 97 Communications Ltd.	203,377	2,363,876
	Oracle Financial Services Software Ltd.	27,889	2,884,833
		Shares	Value»
INDIA — (Continued)
	Page Industries Ltd.	5,755	$2,264,118
	Patanjali Foods Ltd.	163,012	791,845
*	PB Fintech Ltd.	153,720	2,709,188
	Persistent Systems Ltd.	99,777	5,102,192
	Petronet LNG Ltd.	1,034,909	3,052,585
	Phoenix Mills Ltd.	121,961	2,278,447
	PI Industries Ltd.	41,137	1,338,069
	Pidilite Industries Ltd.	225,220	3,284,329
*	Piramal Finance Ltd.	20,480	432,130
	Polycab India Ltd.	41,810	3,581,216
*	Poonawalla Fincorp Ltd.	23,907	106,146
	Power Finance Corp. Ltd.	1,781,182	8,467,233
	Power Grid Corp. of India Ltd.	2,200,898	7,426,666
	Prestige Estates Projects Ltd.	109,654	1,636,751
	Procter & Gamble Hygiene & Health Care Ltd.	10,034	1,081,428
	Punjab National Bank	1,807,490	2,096,582
	Radico Khaitan Ltd.	51,912	1,884,017
	Rail Vikas Nigam Ltd.	196,294	620,513
	REC Ltd.	1,844,827	6,944,359
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	4,596	278,619
	Reliance Industries Ltd. (RIL IN)	3,290,177	50,081,472
	Samvardhana Motherson International Ltd.	5,022,432	6,474,962
	SBI Cards & Payment Services Ltd.	82,745	565,491
Ω	SBI Life Insurance Co. Ltd.	267,229	5,135,143
	Schaeffler India Ltd.	33,548	1,471,590
	Shree Cement Ltd.	6,418	1,647,454
	Shriram Finance Ltd.	1,643,538	16,366,027
	Siemens Energy India Ltd.	25,747	894,606
*	Siemens Ltd.	25,747	1,042,269
	Solar Industries India Ltd.	25,227	4,129,131
Ω	Sona Blw Precision Forgings Ltd.	169,651	1,090,132
	SRF Ltd.	135,219	3,619,404
	State Bank of India (SBID LI), GDR	128	14,615
	State Bank of India (SBIN IN)	1,072,406	12,169,714
163

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	State Bank of India (SBKFF US), GDR	1,669	$190,600
	Steel Authority of India Ltd.	950,894	1,865,511
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	408,584	7,834,116
	Sundaram Finance Ltd.	61,172	2,925,177
	Supreme Industries Ltd.	53,095	2,043,823
*	Suzlon Energy Ltd.	5,966,226	3,520,999
	Talwandi Sabo Power Ltd.	1,388,095	495,635
	Tata Communications Ltd.	86,902	1,458,806
	Tata Consultancy Services Ltd.	555,544	14,584,054
	Tata Consumer Products Ltd.	281,776	3,414,266
*	Tata Motors Ltd./new	1,305,010	5,703,369
	Tata Motors Passenger Vehicles Ltd.	1,305,010	4,730,313
	Tata Power Co. Ltd.	1,129,055	5,324,658
	Tata Steel Ltd.	6,555,164	14,661,147
	Tech Mahindra Ltd.	490,966	7,676,117
	Thermax Ltd.	4,549	195,462
	Titan Co. Ltd.	188,444	8,754,031
	Torrent Pharmaceuticals Ltd.	118,651	5,250,817
	Torrent Power Ltd.	153,081	2,839,727
	Trent Ltd.	113,086	4,968,842
	Tube Investments of India Ltd.	79,804	2,498,056
	TVS Motor Co. Ltd.	217,577	8,055,211
	UltraTech Cement Ltd.	61,650	7,571,550
	Union Bank of India Ltd.	1,395,817	2,455,019
	United Breweries Ltd.	39,159	602,444
	United Spirits Ltd.	217,067	3,046,480
	UNO Minda Ltd.	131,150	1,545,898
	UPL Ltd.	556,261	3,787,558
	Varun Beverages Ltd.	879,412	4,814,399
	Vedanta Aluminium Metal Ltd.	1,388,095	5,805,462
	Vedanta Iron & Steel Ltd.	1,388,095	212,352
	Vedanta Ltd.	1,388,095	4,007,588
*	Vodafone Idea Ltd.	21,356,038	2,302,177
	Voltas Ltd.	129,726	1,974,882
	Wipro Ltd.	1,779,534	3,802,164
*	Yes Bank Ltd.	10,310,106	2,185,299
		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	252,848	$2,392,891
TOTAL INDIA			1,032,479,799
INDONESIA — (0.8%)
	Alamtri Minerals Indonesia Tbk. PT	4,192,200	448,963
	Alamtri Resources Indonesia Tbk. PT	16,647,200	2,427,893
*	Amman Mineral Internasional PT	238,500	70,378
	Aneka Tambang Tbk. PT	8,978,300	1,948,421
	Astra International Tbk. PT	15,034,610	5,208,573
	Bank Central Asia Tbk. PT	31,687,900	10,743,469
	Bank Mandiri Persero Tbk. PT	27,348,268	6,958,804
	Bank Negara Indonesia Persero Tbk. PT	11,716,444	2,524,412
	Bank Rakyat Indonesia Persero Tbk. PT	32,740,776	5,663,976
	Bank Syariah Indonesia Persero Tbk. PT	8,645,123	887,862
*	Barito Pacific Tbk. PT	13,950,128	1,482,180
*	Barito Renewables Energy Tbk. PT	2,860,700	742,054
*	Bumi Resources Minerals Tbk. PT	30,671,800	1,428,343
*	Bumi Resources Tbk. PT	74,898,500	1,041,646
*	Capital Financial Indonesia Tbk. PT	4,823,600	375,584
	Chandra Asri Pacific Tbk. PT	1,252,700	384,072
	Charoen Pokphand Indonesia Tbk. PT	6,883,800	1,595,260
	Dayamitra Telekomunikasi PT	10,333,700	307,992
*	Dian Swastatika Sentosa Tbk. PT	14,157,500	1,326,227
	Elang Mahkota Teknologi Tbk. PT	4,847,700	231,654
*	Impack Pratama Industri Tbk. PT	6,874,600	882,382
	Indah Kiat Pulp & Paper Tbk. PT	979,500	553,757
	Indofood CBP Sukses Makmur Tbk. PT	1,537,500	603,025
164

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indofood Sukses Makmur Tbk. PT	3,993,100	$1,557,670
	Indosat Tbk. PT	5,025,400	580,000
	Kalbe Farma Tbk. PT	5,856,500	293,587
	Mayora Indah Tbk. PT	2,476,525	244,152
*	Merdeka Battery Materials Tbk. PT	24,789,100	972,408
*	Merdeka Copper Gold Tbk. PT	5,782,895	1,082,178
	Pantai Indah Kapuk Dua Tbk. PT	441,996	216,099
	Perusahaan Gas Negara Persero Tbk. PT	3,447,300	387,816
	Petrindo Jaya Kreasi Tbk. PT	15,216,000	1,058,120
	Sumber Alfaria Trijaya Tbk. PT	13,653,700	1,044,898
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	6,051,913
	Tower Bersama Infrastructure Tbk. PT	407,000	41,075
	Transcoal Pacific Tbk. PT	810,200	538,150
	Trimegah Bangun Persada Tbk. PT	9,312,400	562,872
	Unilever Indonesia Tbk. PT	5,092,400	452,270
	United Tractors Tbk. PT	1,725,996	2,900,043
	Vale Indonesia Tbk. PT	1,839,600	729,977
	XLSMART Telecom Sejahtera Tbk. PT	6,082,400	1,033,615
TOTAL INDONESIA			67,583,770
KUWAIT — (0.5%)
	Al Ahli Bank of Kuwait KSCP	994,645	903,497
	Boubyan Bank KSCP	407,266	900,128
	Burgan Bank SAK	869,354	568,232
	Gulf Bank KSCP	2,723,794	3,007,175
	Kuwait Finance House KSCP	5,098,020	13,098,397
	Kuwait Telecommunications Co.	276,693	582,616
	Mabanee Co. KPSC	742,053	2,427,008
	Mobile Telecommunications Co. KSCP	2,459,186	4,558,955
		Shares	Value»
KUWAIT — (Continued)
	National Bank of Kuwait SAKP	4,162,293	$11,646,258
	National Industries Group Holding SAK	1,626,920	1,372,750
*	Warba Bank KSCP	2,192,595	2,077,924
TOTAL KUWAIT			41,142,940
MALAYSIA — (1.3%)
	99 Speed Mart Retail Holdings Bhd.	1,046,000	910,341
	Alliance Bank Malaysia Bhd.	1,015,270	1,192,822
	AMMB Holdings Bhd. (AMM MK)	2,154,159	3,337,932
#	Axiata Group Bhd.	2,965,732	1,756,192
	Batu Kawan Bhd.	122,700	648,382
#	Bursa Malaysia Bhd.	431,100	928,248
#	CelcomDigi Bhd.	2,444,520	1,847,679
*	Chin Hin Group Bhd.	239,300	126,085
#	CIMB Group Holdings Bhd.	5,567,870	10,752,721
#	Dialog Group Bhd.	2,254,018	1,289,810
#	Eco World Development Group Bhd.	820,900	426,873
#	Fraser & Neave Holdings Bhd.	115,900	913,734
#	Frontken Corp. Bhd.	1,053,300	1,124,106
	Gamuda Bhd.	3,404,909	3,799,440
#	Genting Bhd.	1,872,800	1,214,324
	Genting Malaysia Bhd.	2,461,200	1,227,538
	HAP Seng Consolidated Bhd.	362,800	265,104
	Heineken Malaysia Bhd.	98,700	568,685
	Hong Leong Bank Bhd.	239,466	1,342,960
	Hong Leong Financial Group Bhd.	209,483	994,629
#	IHH Healthcare Bhd.	853,800	1,896,710
	IJM Corp. Bhd.	2,122,200	1,292,084
	IOI Corp. Bhd.	1,281,405	1,393,366
	IOI Properties Group Bhd.	1,450,429	1,517,955
	KPJ Healthcare Bhd.	1,728,500	1,450,595
#	Kuala Lumpur Kepong Bhd.	368,802	1,970,771
#	Malayan Banking Bhd.	3,197,119	8,928,366
	Malayan Cement Bhd.	398,900	698,534
	Maxis Bhd.	1,729,500	1,522,200
	MISC Bhd.	598,498	1,262,724
#Ω	Mr. DIY Group M Bhd.	2,527,150	1,064,353
#	Nestle Malaysia Bhd.	53,800	1,470,219
165

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CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Petronas Chemicals Group Bhd.	1,381,400	$2,061,781
#	Petronas Dagangan Bhd.	232,200	1,182,656
	Petronas Gas Bhd.	383,200	1,718,305
#	PPB Group Bhd.	542,580	1,575,218
	Press Metal Aluminium Holdings Bhd.	2,060,800	4,478,570
	Public Bank Bhd.	7,869,170	9,279,211
#	QL Resources Bhd.	1,595,677	1,526,967
	RHB Bank Bhd.	1,765,080	3,619,255
	SD Guthrie Bhd.	1,466,921	2,290,170
	Sime Darby Bhd.	3,795,661	2,068,749
#	Sime Darby Property Bhd.	2,592,500	927,982
#	Sunway Bhd.	1,579,882	2,139,527
#	Sunway Construction Group Bhd.	528,600	911,469
*	Sunway Healthcare Holdings Bhd., Class B	157,988	75,185
#*	Tanco Holdings Bhd.	431,700	169,625
#	Telekom Malaysia Bhd.	803,529	1,515,242
	Tenaga Nasional Bhd.	1,305,750	4,785,567
	TIME dotCom Bhd.	897,000	1,364,694
	United Plantations Bhd.	233,150	1,863,772
	ViTrox Corp. Bhd.	333,600	458,738
#	Westports Holdings Bhd.	636,023	913,626
#	Yinson Holdings Bhd.	745,800	402,786
#	YTL Corp. Bhd.	3,814,554	1,964,579
#	YTL Power International Bhd.	2,014,899	1,941,231
	Zetrix Ai Bhd.	1,661,737	344,140
TOTAL MALAYSIA			108,714,527
MEXICO — (1.7%)
	America Movil SAB de CV (2228390D US), ADR	82,077	2,183,248
#	America Movil SAB de CV (AMXB MM)	12,430,805	16,537,877
#	Arca Continental SAB de CV	325,180	3,909,010
	Cemex SAB de CV (CEMEXCPO MM)	9,114,032	11,196,561
	Cemex SAB de CV (CX US), Sponsored ADR	285,199	3,507,948
		Shares	Value»
MEXICO — (Continued)
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,577	$160,192
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	366,297	3,710,465
*	Controladora AXTEL SAB de CV	3,493,876	167,208
	El Puerto de Liverpool SAB de CV, Class C1	163,857	968,406
#	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	7,173,341
#	Gruma SAB de CV, Class B	178,279	3,099,382
	Grupo Aeroportuario del Centro Norte SAB de CV	26,333	347,469
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	5,472,649
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	13,013	3,277,584
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,915	3,644,084
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	90,920
#	Grupo Bimbo SAB de CV	1,102,316	3,747,060
	Grupo Carso SAB de CV	435,634	3,325,018
	Grupo Comercial Chedraui SA de CV	252,510	1,477,462
	Grupo Financiero Banorte SAB de CV, Class O	1,638,910	17,860,680
#	Grupo Financiero Inbursa SAB de CV, Class O	1,422,803	3,502,334
	Grupo Mexico SAB de CV	1,862,727	20,420,312
*	Industrias Penoles SAB de CV	201,231	10,206,410
166

The Emerging Markets Series
CONTINUED
	Shares	Value»
MEXICO — (Continued)
Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	$3,498,199
Organizacion Soriana SAB de CV, Class B	169,864	325,755
Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	185,070	2,930,226
Wal-Mart de Mexico SAB de CV	2,157,015	6,819,815
TOTAL MEXICO		139,559,615
PERU — (0.1%)
Cementos Pacasmayo SAA, ADR	17,152	182,672
Cia de Minas Buenaventura SAA, ADR	35,679	1,162,779
Credicorp Ltd.	31,265	10,135,175
TOTAL PERU		11,480,626
PHILIPPINES — (0.3%)
Aboitiz Equity Ventures, Inc.	1,075,020	508,636
Aboitiz Power Corp.	1,003,100	742,626
Ayala Corp.	139,782	1,062,823
Ayala Land, Inc.	2,940,018	723,388
Bank of the Philippine Islands	1,306,982	1,902,884
BDO Unibank, Inc.	1,877,628	3,511,078
China Banking Corp.	473,650	463,531
DMCI Holdings, Inc.	2,013,600	313,573
Emperador, Inc.	1,167,000	289,072
Globe Telecom, Inc.	23,412	627,975
International Container Terminal Services, Inc.	556,400	6,448,487
JG Summit Holdings, Inc.	1,773,600	783,038
Jollibee Foods Corp.	297,240	768,999
LT Group, Inc.	937,100	228,705
Manila Electric Co.	135,740	1,440,308
Metropolitan Bank & Trust Co.	1,653,498	1,803,157
PLDT, Inc. (TEL PM)	68,690	1,401,354
San Miguel Corp.	856,840	1,002,183
SM Investments Corp.	76,213	751,516
SM Prime Holdings, Inc.	3,779,510	1,169,566
		Shares	Value»
PHILIPPINES — (Continued)
	Universal Robina Corp.	559,050	$555,351
TOTAL PHILIPPINES			26,498,250
POLAND — (1.1%)
	Alior Bank SA	113,791	3,886,731
*Ω	Allegro.eu SA	126,634	1,042,823
	Asseco Poland SA	38,891	1,961,811
	Bank Handlowy w Warszawie SA	30,810	971,071
*	Bank Millennium SA	463,894	2,287,886
	Bank Polska Kasa Opieki SA	133,639	8,365,596
	BNPP Bank Polska SA	2,626	107,283
#	Budimex SA	11,804	2,146,005
	CD Projekt SA	38,715	2,949,681
*Ω	Dino Polska SA	274,720	2,431,958
#	ING Bank Slaski SA	26,990	2,931,635
*	KGHM Polska Miedz SA	96,352	8,093,562
#	LPP SA	744	4,498,532
*	mBank SA	13,901	4,393,290
*	Modivo SA	6,767	148,553
	Orange Polska SA	520,008	2,134,371
	ORLEN SA	335,253	12,321,405
#	Pepco Group NV	154,163	1,374,902
*	PGE Polska Grupa Energetyczna SA	1,029,752	3,028,729
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	9,017,103
	Powszechny Zaklad Ubezpieczen SA	370,671	6,521,167
	Santander Bank Polska SA	16,241	2,767,485
*	Tauron Polska Energia SA	1,241,086	3,243,211
TOTAL POLAND			86,624,790
QATAR — (0.5%)
	Al Rayan Bank	2,077,946	1,235,865
	Commercial Bank PSQC	2,034,252	2,405,632
	Dukhan Bank	1,186,160	1,130,202
*	Estithmar Holding QPSC	454,098	492,358
	Industries Qatar QSC	231,604	760,536
	Mesaieed Petrochemical Holding Co.	2,324,863	757,474
	Nebras Energy	357,684	1,438,544
	Ooredoo QPSC	1,014,178	3,819,282
167

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Fuel QSC	305,936	$1,204,071
	Qatar Gas Transport Co. Ltd.	2,385,438	2,805,908
	Qatar International Islamic Bank QSC	712,622	2,214,119
	Qatar Islamic Bank QPSC	527,711	3,222,936
	Qatar National Bank QPSC	3,464,678	16,498,502
	Qatar Navigation QSC	744,069	2,103,867
TOTAL QATAR			40,089,296
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
*††	PhosAgro PJSC	582	0
*††	Polyus PJSC (PLZL LI), GDR	20,177	0
*††	RusHydro PJSC (HYDR LI), ADR	801,602	0
*††	RusHydro PJSC (RSHYY US), ADR	6,421	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
*††	Severstal PAO (SVJTY US), GDR	110	0
*††	Severstal PAO (SVST LI), GDR	67,765	0
*††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (2.4%)
*	ACWA Power Co.	41,642	1,872,637
	Ades Holding Co.	319,117	1,676,683
	Al Rajhi Bank	1,548,895	28,397,334
	Aldrees Petroleum & Transport Services Co.	44,369	1,422,878
	Alinma Bank	1,088,777	7,073,837
	Almarai Co. JSC	364,379	4,030,368
	Arab National Bank	762,016	4,387,053
	Arabian Internet & Communications Services Co.	6,187	367,235
		Shares	Value»
SAUDI ARABIA — (Continued)
	Astra Industrial Group Co.	33,646	$1,267,498
	Bank AlBilad	633,158	4,243,345
	Bank Al-Jazira	622,708	1,953,003
	Banque Saudi Fransi	958,286	4,942,342
	Bupa Arabia for Cooperative Insurance Co.	60,442	2,948,015
	Co. for Cooperative Insurance	79,101	2,753,413
	Dallah Healthcare Co.	14,144	470,035
*	Dar Al Arkan Real Estate Development Co.	546,845	2,588,401
	Dr. Sulaiman Al Habib Medical Services Group Co.	60,063	3,888,872
	Electrical Industries Co.	478,936	2,326,344
	Elm Co.	21,452	3,359,364
	Etihad Etisalat Co.	520,555	9,038,287
*	Jabal Omar Development Co.	307,197	1,299,557
	Jamjoom Pharmaceuticals Factory Co.	13,543	562,081
	Jarir Marketing Co.	531,067	2,132,614
	Mobile Telecommunications Co. Saudi Arabia	201,146	629,997
	Mouwasat Medical Services Co.	95,550	1,735,931
	Nahdi Medical Co.	3,491	97,992
*	Rabigh Refining & Petrochemical Co.	408,020	1,613,273
*	Rasan Information Technology Co.	34,905	1,316,413
	Riyad Bank	1,535,284	8,502,115
	Riyadh Cables Group Co.	33,438	1,180,220
	SABIC Agri-Nutrients Co.	179,530	6,981,014
	Sahara International Petrochemical Co.	336,949	1,444,506
	SAL Saudi Logistics Services	25,140	1,106,438
*	Saudi Arabian Mining Co.	432,137	7,578,237
Ω	Saudi Arabian Oil Co.	2,942,328	21,823,882
	Saudi Aramco Base Oil Co.	25,217	850,808
	Saudi Awwal Bank	645,952	5,875,732
168

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Basic Industries Corp.	216,276	$3,534,510
	Saudi Energy Co.	586,852	2,783,284
	Saudi Industrial Investment Group	138,424	515,653
	Saudi Investment Bank	614,846	2,173,042
	Saudi National Bank	1,208,763	12,673,095
*	Saudi Research & Media Group	20,583	422,569
	Saudi Tadawul Group Holding Co.	18,336	648,642
	Saudi Telecom Co.	1,584,604	18,417,839
	Yanbu National Petrochemical Co.	212,688	2,086,252
TOTAL SAUDI ARABIA			196,992,640
SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	684,971	9,604,054
	Anglogold Ashanti PLC (AU US)	236,847	22,199,669
	Bid Corp. Ltd.	238,374	5,855,010
	Bidvest Group Ltd.	355,274	4,992,511
	Capitec Bank Holdings Ltd.	32,018	8,311,858
	Clicks Group Ltd.	223,625	3,550,168
	Discovery Ltd.	551,054	8,576,722
	Exxaro Resources Ltd.	68,777	907,817
	FirstRand Ltd.	2,638,155	13,987,706
	Gold Fields Ltd. (GFI US), Sponsored ADR	568,611	24,154,595
#	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	5,610,470
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	3,703,853
	Impala Platinum Holdings Ltd.	695,506	9,748,937
	Investec Ltd.	230,182	1,919,185
	Kumba Iron Ore Ltd.	61,083	1,145,706
#	Mr. Price Group Ltd.	15,974	149,905
	MTN Group Ltd.	1,367,609	17,215,571
	Naspers Ltd., Class N	250,922	13,587,401
	Nedbank Group Ltd.	421,077	6,723,097
	NEPI Rockcastle NV	453,870	3,849,495
	Northam Platinum Holdings Ltd.	217,313	4,190,077
	Old Mutual Ltd. (OMU SJ)	4,417,897	3,612,031
	OUTsurance Group Ltd.	781,295	3,321,687
Ω	Pepkor Holdings Ltd.	2,593,421	3,426,241
	Sanlam Ltd.	1,355,449	6,981,114
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Sasol Ltd. (SOL SJ)	586,406	$8,150,781
	Shoprite Holdings Ltd.	392,269	6,613,633
	Sibanye Stillwater Ltd. (SBSW US), ADR	751,970	9,038,680
	Standard Bank Group Ltd.	994,143	19,158,490
	Tiger Brands Ltd.	10,967	191,417
	Valterra Platinum Ltd.	89,868	7,238,234
	Vodacom Group Ltd.	596,061	5,063,739
TOTAL SOUTH AFRICA			242,779,854
SOUTH KOREA — (18.7%)
*	ABLBio, Inc.	10,380	965,604
#	Alteogen, Inc.	17,464	4,410,043
	Amorepacific Corp.	23,663	2,169,497
	BNK Financial Group, Inc.	280,250	3,558,392
#	Caregen Co. Ltd.	7,103	510,133
	Celltrion Pharm, Inc.	5,331	203,954
	Celltrion, Inc.	40,734	5,548,492
	CJ Corp.	20,934	3,187,781
	CJ Logistics Corp.	738	50,679
#	Classys, Inc.	17,370	656,957
#*	Coway Co. Ltd.	62,794	3,650,732
#	DB HiTek Co. Ltd.	27,804	3,010,647
#	DB Insurance Co. Ltd.	61,354	6,981,688
	Dongsuh Cos., Inc.	8,667	156,826
	Doosan Bobcat, Inc.	62,204	3,059,422
	Doosan Co. Ltd.	6,919	7,638,837
*	Doosan Enerbility Co. Ltd.	221,522	19,306,232
	Ecopro BM Co. Ltd.	16,046	2,259,386
	Ecopro Co. Ltd.	50,001	5,233,409
	E-MART, Inc.	4,139	299,756
#	Eo Technics Co. Ltd.	2,954	953,750
	GS Holdings Corp. (078930 KS)	55,047	3,057,328
	GS P&L Co. Ltd.	6,432	241,554
	Hana Financial Group, Inc.	312,933	27,188,103
#	Hanjin Kal Corp.	15,924	1,221,200
#	Hankook Tire & Technology Co. Ltd.	92,451	3,720,327
#	Hanmi Pharm Co. Ltd.	4,951	1,550,242
	Hanmi Science Co. Ltd.	2,719	69,648
	Hanmi Semiconductor Co. Ltd.	33,045	8,371,929
	Hansol Chemical Co. Ltd.	5,176	1,012,797
	Hanwha Aerospace Co. Ltd.	19,602	18,828,694
	Hanwha Corp.	13,652	1,241,063
*	Hanwha Engine	23,711	1,419,840
169

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hanwha Life Insurance Co. Ltd.	109,339	$362,570
*	Hanwha Ocean Co. Ltd.	30,775	2,753,508
*	Hanwha Solutions Corp.	92,221	3,198,426
	Hanwha Systems Co. Ltd.	46,033	3,650,828
#*	Hanwha Vision Co. Ltd.	20,731	1,227,859
	HD Construction Equipment Co. Ltd.	12,216	1,534,756
	HD Hyundai Co. Ltd.	55,508	11,785,219
#	HD Hyundai Electric Co. Ltd.	17,533	15,076,952
#	HD Hyundai Heavy Industries Co. Ltd.	13,518	6,295,281
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,798	11,522,473
*	HD-Hyundai Marine Engine	987	70,901
#*	HLB, Inc.	45,336	1,877,605
#	HMM Co. Ltd.	169,460	2,362,132
	HPSP Co. Ltd.	49,793	1,803,207
*	Hugel, Inc.	3,972	682,698
#	HYBE Co. Ltd.	11,798	2,114,004
	Hyosung Heavy Industries Corp.	3,665	9,872,813
#	Hyundai Autoever Corp.	6,172	1,907,089
	Hyundai Elevator Co. Ltd.	15,545	1,043,164
#	Hyundai Engineering & Construction Co. Ltd.	68,357	7,570,552
	Hyundai Glovis Co. Ltd.	51,597	7,966,763
*	Hyundai Marine & Fire Insurance Co. Ltd.	6,056	124,815
	Hyundai Mobis Co. Ltd.	35,390	10,235,458
	Hyundai Motor Co.	81,301	29,468,342
	Hyundai Rotem Co. Ltd.	66,286	12,130,025
	Hyundai Steel Co.	77,199	2,244,118
	Iljin Electric Co. Ltd.	18,758	1,576,127
	Industrial Bank of Korea	320,054	4,906,061
#	ISC Co. Ltd.	3,977	665,248
	IsuPetasys Co. Ltd.	38,208	3,966,576
	JB Financial Group Co. Ltd.	154,394	2,857,051
		Shares	Value»
SOUTH KOREA — (Continued)
	Kakao Corp.	161,122	$5,187,009
#	KakaoBank Corp.	128,795	2,129,105
*	Kakaopay Corp.	16,843	641,263
	Kangwon Land, Inc.	68,656	799,088
	KB Financial Group, Inc. (105560 KS)	261,915	28,680,998
#	KCC Corp.	4,017	1,523,598
	KEPCO Engineering & Construction Co., Inc.	8,024	1,035,665
	KEPCO Plant Service & Engineering Co. Ltd.	3,955	167,896
	Kia Corp.	207,178	21,368,694
	KIWOOM Securities Co. Ltd.	22,126	6,032,651
#	Korea Aerospace Industries Ltd.	62,023	7,105,775
	Korea Electric Power Corp. (015760 KS)	174,466	5,227,325
	Korea Investment Holdings Co. Ltd.	51,532	8,467,917
	Korea Zinc Co. Ltd.	2,408	2,581,160
	Korean Air Lines Co. Ltd.	201,280	3,368,927
	Krafton, Inc.	29,639	5,328,980
*	KT Corp. (KT US), Sponsored ADR	82,100	1,759,403
	KT&G Corp.	75,041	9,047,077
	Kumho Petrochemical Co. Ltd.	14,493	1,441,910
*	L&F Co. Ltd.	10,217	1,364,705
	LEENO Industrial, Inc.	52,270	4,268,314
	LG Chem Ltd.	31,644	8,570,556
	LG Corp.	75,623	5,103,697
#*	LG Display Co. Ltd. (034220 KS)	157,673	1,316,484
#*	LG Display Co. Ltd. (LPL US), ADR	217,417	930,545
	LG Electronics, Inc.	149,323	14,381,748
*	LG Energy Solution Ltd.	10,543	3,309,798
#	LG H&H Co. Ltd.	4,413	760,620
	LG Innotek Co. Ltd.	15,931	6,228,317
	LG Uplus Corp.	256,809	2,753,695
	LIG Defense&Aerospace Co. Ltd.	12,128	7,693,584
#*	LigaChem Biosciences, Inc.	11,496	1,446,663
	Lotte Chemical Corp.	2,349	182,271
#	Lotte Corp.	17,807	370,647
	Lotte Shopping Co. Ltd.	2,374	217,537
170

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Corp.	22,166	$6,896,141
	LS Electric Co. Ltd.	104,155	20,002,536
	Macquarie Korea Infrastructure Fund	283,172	2,168,132
*	Meritz Financial Group, Inc.	90,010	6,811,982
*	Mezzion Pharma Co. Ltd.	3,179	189,796
#	Mirae Asset Securities Co. Ltd.	210,131	9,333,593
	NAVER Corp.	30,019	4,311,994
	NC Corp.	10,567	1,950,986
Ω	Netmarble Corp.	18,262	615,382
#	NH Investment & Securities Co. Ltd.	170,869	3,917,853
	Orion Corp.	24,638	2,393,476
#*	Peptron, Inc.	5,697	1,017,071
	PharmaResearch Co. Ltd.	3,718	792,522
	Poongsan Corp.	1,457	97,825
	Posco DX Co. Ltd.	33,027	782,062
	POSCO Future M Co. Ltd.	11,721	2,014,260
	POSCO Holdings, Inc. (005490 KS)	40,617	12,810,641
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	204,773
#	Posco International Corp.	43,584	2,572,029
*	Rainbow Robotics	4,141	1,885,786
#*	Robotis Co. Ltd.	3,513	764,231
#	S-1 Corp.	15,723	915,847
#	Sam Chun Dang Pharm Co. Ltd.	7,088	2,026,658
*Ω	Samsung Biologics Co. Ltd.	5,212	5,196,572
	Samsung C&T Corp.	47,044	9,611,345
	Samsung Card Co. Ltd. (029780 KS)	30,927	1,116,021
	Samsung Electro-Mechanics Co. Ltd.	36,362	20,860,337
	Samsung Electronics Co. Ltd. (005930 KS)	3,156,038	475,260,140
	Samsung Engineering Co. Ltd.	163,107	5,907,243
*	Samsung Episholdings Co. Ltd.	3,300	1,218,892
	Samsung Fire & Marine Insurance Co. Ltd.	29,798	9,305,485
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Heavy Industries Co. Ltd.	488,876	$10,768,273
#	Samsung Life Insurance Co. Ltd.	47,725	8,117,030
*	Samsung SDI Co. Ltd.	36,097	17,095,791
#	Samsung SDS Co. Ltd.	39,127	4,428,790
	Samsung Securities Co. Ltd.	106,300	7,789,059
	Samyang Foods Co. Ltd.	3,451	3,133,260
	Sanil Electric Co. Ltd.	7,867	1,436,097
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	19,805,329
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	18,122	1,247,518
#*	SK Biopharmaceuticals Co. Ltd.	16,225	1,107,891
*	SK Bioscience Co. Ltd.	1,560	45,730
	SK Hynix, Inc.	350,913	312,932,982
	SK Innovation Co. Ltd.	37,174	3,690,524
	SK Telecom Co. Ltd. (017670 KS)	83,702	5,424,063
	SK, Inc.	32,893	9,574,893
#*	SKC Co. Ltd.	10,347	834,449
#*	S-Oil Corp.	38,378	3,492,853
	ST Pharm Co. Ltd.	1,588	164,540
*	Taihan Cable & Solution Co. Ltd.	43,396	1,668,769
#*	Voronoi, Inc.	4,029	782,473
#	WONIK IPS Co. Ltd.	15,802	1,276,995
	Woori Financial Group, Inc. (316140 KS)	728,196	16,605,885
	Youngone Corp.	19,151	1,073,807
#	Yuhan Corp.	28,761	1,794,138
TOTAL SOUTH KOREA			1,522,623,935
TAIWAN — (26.3%)
	Accton Technology Corp.	377,000	27,610,176
#	Acer, Inc.	2,913,811	2,561,962
#	Acter Group Corp. Ltd.	77,000	2,058,327
#	ADATA Technology Co. Ltd.	260,000	3,714,489
	Advanced Echem Materials Co. Ltd.	4,000	127,305
#	Advanced Energy Solution Holding Co. Ltd.	21,000	752,513
#	Advantech Co. Ltd.	503,089	5,753,047
171

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Airtac International Group	157,602	$7,358,423
	Alchip Technologies Ltd.	61,000	8,159,049
	ASE Technology Holding Co. Ltd.	3,031,782	47,522,120
#	Asia Cement Corp.	2,601,758	2,885,013
	Asia Vital Components Co. Ltd.	269,000	24,627,835
	ASMedia Technology, Inc.	12,000	527,992
	ASPEED Technology, Inc.	31,300	16,826,015
#	Asustek Computer, Inc.	553,180	10,249,321
#	AUO Corp. (2409 TT)	7,603,498	4,181,176
	AURAS Technology Co. Ltd.	72,000	2,658,755
	Bizlink Holding, Inc.	184,950	16,607,239
*	Caliway Biopharmaceuticals Co. Ltd.	390,000	1,293,876
	Capital Securities Corp.	127,000	113,235
#	Catcher Technology Co. Ltd.	708,429	4,666,201
	Cathay Financial Holding Co. Ltd.	6,553,393	15,997,572
	Chailease Holding Co. Ltd.	1,506,651	5,521,810
	Chang Hwa Commercial Bank Ltd.	6,889,570	4,605,374
	Chenbro Micom Co. Ltd.	24,000	872,258
	Cheng Shin Rubber Industry Co. Ltd.	1,901,965	1,882,065
#	Chicony Electronics Co. Ltd.	810,497	3,191,376
#	China Airlines Ltd.	4,117,536	2,333,648
	China Steel Corp.	11,515,932	6,837,759
	Chroma ATE, Inc.	326,000	22,275,682
	Chung-Hsin Electric & Machinery Manufacturing Corp.	65,000	306,643
	Chunghwa Precision Test Tech Co. Ltd.	5,000	559,834
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,664,000	7,144,727
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	141,387	6,127,712
		Shares	Value»
TAIWAN — (Continued)
#	Compal Electronics, Inc.	5,016,541	$4,637,604
#	Compeq Manufacturing Co. Ltd.	1,260,000	9,825,405
	CTBC Financial Holding Co. Ltd.	11,441,175	18,923,971
	Delta Electronics, Inc.	964,486	67,635,011
#	E Ink Holdings, Inc.	586,000	2,578,558
	E.Sun Financial Holding Co. Ltd.	10,620,602	10,716,347
#	Eclat Textile Co. Ltd.	132,402	1,406,626
	Elite Material Co. Ltd.	190,000	28,310,878
#	eMemory Technology, Inc.	62,000	7,851,853
	Eva Airways Corp.	4,456,758	4,719,963
#	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,686,880
#	EZconn Corp.	27,000	1,840,143
	Far Eastern International Bank	468,200	181,542
#	Far Eastern New Century Corp.	3,591,085	2,931,492
	Far EasTone Telecommunications Co. Ltd.	2,171,000	6,474,712
#	Feng TAY Enterprise Co. Ltd.	297,666	663,045
	First Financial Holding Co. Ltd.	9,944,409	9,082,859
#	Formosa Chemicals & Fibre Corp.	2,547,518	4,239,536
	Formosa Petrochemical Corp.	376,000	671,848
	Formosa Plastics Corp.	2,750,153	4,490,792
	Fortune Electric Co. Ltd.	138,620	3,947,406
	Fositek Corp.	30,000	2,012,771
#	Foxconn Technology Co. Ltd.	683,627	1,133,277
#	Fubon Financial Holding Co. Ltd.	5,539,933	15,789,305
	Getac Holdings Corp.	191,000	591,884
#	Gigabyte Technology Co. Ltd.	433,000	3,770,455
	Global Unichip Corp.	69,000	9,540,106
#	Globalwafers Co. Ltd.	282,000	5,298,989
	Gold Circuit Electronics Ltd.	335,000	15,164,087
#	Highwealth Construction Corp.	931,416	1,181,826
	Hiwin Technologies Corp.	66,291	664,354
172

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	$40,555,480
#	Hotai Motor Co. Ltd.	224,960	3,396,210
	Hua Nan Financial Holdings Co. Ltd.	7,563,531	7,673,488
#	Innolux Corp.	6,916,372	5,284,537
#	International Games System Co. Ltd.	284,000	6,750,422
#	Inventec Corp.	2,626,550	3,847,981
	Jentech Precision Industrial Co. Ltd.	50,000	8,704,794
	KGI Financial Holding Co. Ltd.	17,412,108	11,867,191
	King Slide Works Co. Ltd.	34,000	4,313,525
#	King Yuan Electronics Co. Ltd.	1,488,000	14,548,773
#	L&K Engineering Co. Ltd.	162,000	3,494,433
	LandMark Optoelectronics Corp.	14,000	1,214,402
#	Largan Precision Co. Ltd. (3008 TT)	97,860	7,857,946
#	Lien Hwa Industrial Holdings Corp.	880,859	1,151,149
	Lite-On Technology Corp.	1,515,410	8,125,443
	Lotes Co. Ltd.	103,700	8,728,292
	Lotus Pharmaceutical Co. Ltd.	32,000	224,510
*	Macronix International Co. Ltd.	1,668,000	8,336,518
	Makalot Industrial Co. Ltd.	33,020	222,316
	MediaTek, Inc.	735,995	61,442,049
	Mega Financial Holding Co. Ltd.	8,071,541	9,993,489
	Micro-Star International Co. Ltd.	423,000	1,313,715
#	Mitac Holdings Corp.	861,000	2,256,491
	MPI Corp.	50,000	8,028,188
	Nan Ya Plastics Corp.	4,051,599	11,629,646
	Nan Ya Printed Circuit Board Corp.	199,000	6,445,268
*	Nanya Technology Corp.	1,217,010	8,615,660
	Nien Made Enterprise Co. Ltd.	246,000	2,753,035
#	Novatek Microelectronics Corp.	474,000	6,156,721
		Shares	Value»
TAIWAN — (Continued)
	Pegatron Corp.	2,125,345	$5,560,420
#	PharmaEssentia Corp.	264,045	5,524,095
#	Phison Electronics Corp.	169,000	10,575,327
	Pou Chen Corp.	2,373,487	1,940,711
#*	Powerchip Semiconductor Manufacturing Corp.	2,791,000	4,731,838
#	Powertech Technology, Inc.	902,819	5,921,057
	President Chain Store Corp.	619,831	4,381,193
#	Quanta Computer, Inc.	2,360,000	23,531,242
#	Realtek Semiconductor Corp.	442,950	7,562,225
	Ruentex Development Co. Ltd.	924,101	691,373
	Sakura Development Co. Ltd.	25,800	33,392
#	Shanghai Commercial & Savings Bank Ltd.	3,077,718	3,797,360
#	Shihlin Electric & Engineering Corp.	252,000	1,523,129
	Silergy Corp.	173,000	2,367,647
	Simplo Technology Co. Ltd.	142,000	1,612,007
	Sino-American Silicon Products, Inc.	56,000	242,470
	SinoPac Financial Holdings Co. Ltd.	10,368,699	10,159,885
	Synnex Technology International Corp.	1,370,343	3,592,276
#	TA Chen Stainless Pipe	2,140,636	2,561,323
	Taichung Commercial Bank Co. Ltd.	4,220,555	2,646,415
#	Taiwan Business Bank	8,943,181	4,630,103
	Taiwan Cooperative Financial Holding Co. Ltd.	7,873,932	5,712,607
#*	Taiwan Glass Industry Corp.	408,375	883,446
#	Taiwan High Speed Rail Corp.	2,052,000	1,716,929
#	Taiwan Mobile Co. Ltd.	1,674,300	5,895,168
	Taiwan Secom Co. Ltd.	67,670	241,662
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	14,333,809	995,079,444
#	Taiwan Union Technology Corp.	203,000	6,689,629
173

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tatung Co. Ltd.	1,110,600	$1,065,326
#	TCC Group Holdings Co. Ltd.	6,607,701	5,126,702
#	Teco Electric & Machinery Co. Ltd.	1,557,000	3,133,573
#	Transcend Information, Inc.	169,000	1,374,401
	Tripod Technology Corp.	561,870	8,094,992
	TS Financial Holding Co. Ltd (2887 TT)	21,572,398	16,272,389
*	TS Financial Holding Co. Ltd (28871 TT)	2,370,628	704,617
#	Unimicron Technology Corp.	1,295,622	36,799,993
	Union Bank of Taiwan	1,077,370	681,172
#	Uni-President Enterprises Corp.	4,581,033	10,034,134
#	United Integrated Services Co. Ltd.	170,000	5,186,401
#	United Microelectronics Corp. (2303 TT)	9,504,000	23,872,685
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	771,611
	Vanguard International Semiconductor Corp.	1,125,126	5,228,728
	VisEra Technologies Co. Ltd.	104,000	1,948,460
	Voltronic Power Technology Corp.	69,224	1,720,157
#	Walsin Lihwa Corp.	2,539,952	2,434,565
	Wan Hai Lines Ltd.	886,747	2,088,882
	Win Semiconductors Corp.	332,000	5,749,078
#	Winbond Electronics Corp.	3,797,591	11,203,824
*††	Wintek Corp.	604,760	0
	WinWay Technology Co. Ltd.	15,000	5,043,714
#	Wistron Corp.	2,537,699	11,176,383
#	Wiwynn Corp.	113,000	16,965,873
	WNC Corp.	21,172	145,762
	WPG Holdings Ltd.	1,741,039	5,578,804
#	WT Microelectronics Co. Ltd.	740,945	4,814,229
	Yageo Corp.	1,366,536	13,932,771
#	Yang Ming Marine Transport Corp.	2,002,000	3,119,156
#	Yuanta Financial Holding Co. Ltd.	9,309,018	15,422,843
		Shares	Value»
TAIWAN — (Continued)
	Zhen Ding Technology Holding Ltd.	936,700	$12,638,203
TOTAL TAIWAN			2,137,939,527
THAILAND — (1.1%)
	Advanced Info Service PCL	616,200	6,435,853
	Airports of Thailand PCL	2,094,200	3,310,176
#	Asset World Corp. PCL	4,401,800	284,917
	B Grimm Power PCL	654,300	259,962
	Bangchak Corp. PCL	656,200	720,574
	Bangkok Bank PCL (BBLF TB)	529,400	2,641,360
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	632,150
	Bangkok Dusit Medical Services PCL, Class F	5,378,700	3,020,671
	Banpu PCL	5,603,866	1,015,899
#	Berli Jucker PCL	95,500	41,405
	Bumrungrad Hospital PCL	338,400	1,875,125
#	Cal-Comp Electronics Thailand PCL, Class F	2,533,600	476,115
	Central Pattana PCL	1,428,800	2,732,051
#	Central Plaza Hotel PCL	608,000	579,537
#	Charoen Pokphand Foods PCL	3,273,523	1,941,457
	Com7 PCL	648,800	455,636
	CP ALL PCL	2,210,200	2,955,578
	CP Axtra PCL	103,061	46,651
	Delta Electronics Thailand PCL	1,294,200	12,678,040
	Electricity Generating PCL	203,700	705,484
	Global Power Synergy PCL	465,400	498,879
	Gulf Development PCL	1,917,625	3,398,713
#	Home Product Center PCL	3,954,613	737,634
	Indorama Ventures PCL	1,320,300	1,045,581
	I-TAIL Corp. PCL	176,600	92,259
*	Jasmine Technology Solution PCL	32,700	41,925
	Kasikornbank PCL (KBANKF TB)	220,900	1,315,110
174

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	$32,744
#	Kiatnakin Phatra Bank PCL	219,787	533,238
	Krung Thai Bank PCL	1,595,187	1,616,001
	Krungthai Card PCL	906,500	814,588
#	Land & Houses PCL (LHF TB)	2,106,300	232,960
	MBK PCL	589,604	308,169
	Minor International PCL	2,448,883	1,558,637
	Muangthai Capital PCL	811,400	736,995
	Osotspa PCL	404,900	185,512
	PTT Exploration & Production PCL	1,146,255	5,442,251
	PTT Global Chemical PCL	1,386,625	1,685,751
	PTT Oil & Retail Business PCL	150,600	57,038
	PTT PCL	6,050,800	6,545,896
	Ratch Group PCL	791,400	705,287
	SCB X PCL	397,466	1,598,767
	SCG Packaging PCL	183,101	141,161
	Siam Cement PCL	440,100	3,251,933
#	Siam Global House PCL	926,488	189,872
	Srisawad Corp. PCL	161,800	116,019
#	Supalai PCL	128,900	64,166
*	Thai Airways International PCL	130,100	23,980
#	Thai Life Insurance PCL	1,233,000	398,483
	Thai Oil PCL	1,118,117	1,653,416
	Thai Union Group PCL	344,140	121,641
	Thaifoods Group PCL	1,293,200	396,520
	Thanachart Capital PCL	314,900	541,196
	Tisco Financial Group PCL (TISCO/F TB)	173,900	584,232
#	TMBThanachart Bank PCL	19,015,797	1,320,394
	True Corp. PCL	9,077,286	3,819,550
	TTW PCL	536,528	152,187
	WHA Corp. PCL	6,825,800	941,297
TOTAL THAILAND			85,708,623
TURKEY — (0.6%)
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	232,432	141,709
		Shares	Value»
TURKEY — (Continued)
	Akbank TAS	2,245,240	$3,636,280
*	Aksa Enerji Uretim AS	293,985	535,643
	Anadolu Anonim Turk Sigorta Sirketi	24,714	15,807
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,950,572	820,574
#*	Arcelik AS	54,843	135,909
	Aselsan Elektronik Sanayi Ve Ticaret AS	372,393	3,467,644
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	328,778	2,066,146
	Aygaz AS	58,249	371,074
*	BatiSoke Soke Cimento Sanayii TAS	29,055	24,650
	BIM Birlesik Magazalar AS	205,957	3,383,562
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	14,476	175,285
	Borusan Yatirim ve Pazarlama AS	2,287	106,611
	Coca-Cola Icecek AS	710,124	1,180,583
	Dogan Sirketler Grubu Holding AS	698,372	351,506
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	100,717	190,936
Ω	Enerjisa Enerji AS	197,327	536,995
	Enerya Enerji AS	631,553	124,643
#	Enka Insaat ve Sanayi AS	658,060	1,525,721
	Eregli Demir ve Celik Fabrikalari TAS	2,057,610	1,600,361
#	Ford Otomotiv Sanayi AS	315,388	684,673
*	Gubre Fabrikalari TAS	56,829	667,461
	Is Yatirim Menkul Degerler AS	467,208	437,739
	Katilimevim Tasarruf Finansman AS	260,644	664,841
	Kiler Holding AS	102,364	232,116
	KOC Holding AS	400,630	1,793,828
*	LDR Turizm AS	32,515	85,106
*	Margun Enerji Uretim Sanayi VE Ticaret AS	565,355	801,794
#	Migros Ticaret AS	57,340	815,319
175

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*Ω	MLP Saglik Hizmetleri AS	73,727	$725,778
#	Oyak Cimento Fabrikalari AS	780,529	410,053
*	Pasifik Eurasia Lojistik Dis Ticaret AS	41,919	122,491
#*	Pegasus Hava Tasimaciligi AS	223,453	892,256
	Ronesans Gayrimenkul Yatirim AS	37,046	152,034
#*	Sasa Polyester Sanayi AS	2,129,384	148,348
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,910	48,023
	TAB Gida Sanayi Ve Ticaret AS	49,705	295,955
*	TAV Havalimanlari Holding AS	174,734	1,078,109
*	Tera Yatirim Menkul Degerler AS	120,157	640,528
	Tofas Turk Otomobil Fabrikasi AS	67,787	442,642
#*	Turk Altin Isletmeleri AS	697,595	638,637
#	Turk Hava Yollari AO	401,233	2,731,798
*	Turk Telekomunikasyon AS	548,051	754,458
	Turkcell Iletisim Hizmetleri AS	1,340,283	3,332,438
#	Turkiye Garanti Bankasi AS	391,168	1,158,152
	Turkiye Is Bankasi AS, Class C	5,839,000	1,853,720
#	Turkiye Petrol Rafinerileri AS	578,282	3,476,509
#	Turkiye Sigorta AS	1,895,809	591,010
	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,032,277
*	Turkiye Vakiflar Bankasi TAO, Class D	1,068,178	749,668
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	4,581
*	Yapi ve Kredi Bankasi AS	2,751,893	2,256,010
	Ziraat Gayrimenkul Yatirim Ortakligi AS	267,553	129,387
TOTAL TURKEY			50,239,378
		Shares	Value»
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	2,375,851	$8,931,953
	Abu Dhabi Islamic Bank PJSC	1,455,556	8,691,715
	Abu Dhabi National Oil Co. for Distribution PJSC	1,776,019	1,774,891
	ADNOC Drilling Co. PJSC	2,592,635	3,995,272
	ADNOC Logistics & Services	703,412	1,123,777
	Aldar Properties PJSC	1,952,565	4,106,447
	Alpha Dhabi Holding PJSC	264,063	542,077
	Dubai Electricity & Water Authority PJSC	3,836,233	2,768,347
	Dubai Islamic Bank PJSC	3,342,794	6,505,857
	Emaar Development PJSC	888,135	3,528,616
	Emaar Properties PJSC	5,060,909	16,296,119
	Emirates Integrated Telecommunications Co. PJSC	1,153,851	3,388,514
	Emirates NBD Bank PJSC	1,924,678	15,206,626
	Emirates Telecommunications Group Co. PJSC	1,603,980	8,123,650
	First Abu Dhabi Bank PJSC	1,807,134	8,645,418
*	International Holding Co. PJSC	23,416	2,491,754
*	Modon Holding PSC	1,628,110	1,300,395
	Salik Co. PJSC	1,663,613	2,538,357
*	Two Point Zero Group PJSC	399,219	222,556
TOTAL UNITED ARAB EMIRATES			100,182,341
TOTAL COMMON STOCKS			7,930,121,756
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Axia Energia SA Class B, 5.844%	156,346	2,167,525
*	Axia Energia SA Class C	252,675	3,059,063
	Banco Bradesco SA, 7.793%	2,039,114	7,955,831
176

The Emerging Markets Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Cia Energetica de Minas Gerais, 13.489%	1,422,778	$3,603,061
Energisa SA, 3.848%	702	1,409
Gerdau SA, 2.742%	579,335	2,645,253
Isa Energia Brasil SA, 6.271%	31,900	190,106
Itau Unibanco Holding SA, 7.892%	1,883,250	16,425,859
Klabin SA, 9.166%	4	3
Localiza Rent a Car SA, 1.183%	26,035	232,074
Petroleo Brasileiro SA - Petrobras, 7.287%	3,320,647	32,912,750
TOTAL BRAZIL		69,192,934
CHILE — (0.0%)
Embotelladora Andina SA, 1.442%	234,235	1,091,870
COLOMBIA — (0.0%)
Grupo Argos SA, 5.776%	25,794	86,347
Grupo Cibest SA, 7.224%	43,250	742,449
Grupo de Inversiones Suramericana SA, 4.014%	121,808	1,355,174
TOTAL COLOMBIA		2,183,970
	Shares	Value»

INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	870,308	$93,529
TOTAL PREFERRED STOCKS		72,562,303
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
* Parque Arauco SA Rights 06/02/2026	23,173	0
SOUTH KOREA — (0.0%)
* SKC Co. Ltd. Rights 05/15/2026	3,544	112,781
TOTAL RIGHTS/WARRANTS		112,781
TOTAL INVESTMENT SECURITIES (Cost $3,077,132,249)		8,002,796,840
			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	11,670,516	134,969,521
TOTAL INVESTMENTS — (100.0%)
(Cost $3,212,101,770)			$8,137,766,361
As of April 30, 2026, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	165	06/18/26	$57,562,499	$59,760,938	$2,198,439
Total Futures Contracts			$57,562,499	$59,760,938	$2,198,439
177

The Emerging Markets Series
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $246,950,324 or 3.1% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$255,196,779	—	—	$255,196,779
Chile	38,824,336	—	—	38,824,336
China	195,334,070	$1,458,395,671	—	1,653,729,741
Colombia	11,244,110	706,807	—	11,950,917
Czech Republic	—	8,319,397	—	8,319,397
Egypt	334,414	4,098,683	—	4,433,097
Greece	—	38,790,306	—	38,790,306
Hungary	—	28,237,272	—	28,237,272
India	28,104,057	1,004,375,742	—	1,032,479,799
Indonesia	—	67,583,770	—	67,583,770
Kuwait	—	41,142,940	—	41,142,940
Malaysia	75,185	108,639,342	—	108,714,527
Mexico	139,559,615	—	—	139,559,615
Peru	11,480,626	—	—	11,480,626
Philippines	—	26,498,250	—	26,498,250
Poland	—	86,624,790	—	86,624,790
Qatar	—	40,089,296	—	40,089,296
Saudi Arabia	—	196,992,640	—	196,992,640
South Africa	59,096,797	183,683,057	—	242,779,854
South Korea	4,142,239	1,518,481,696	—	1,522,623,935
Taiwan	6,899,323	2,131,040,204	—	2,137,939,527
Thailand	—	85,708,623	—	85,708,623
Turkey	—	50,239,378	—	50,239,378
United Arab Emirates	—	100,182,341	—	100,182,341
Preferred Stocks
Brazil	69,192,934	—	—	69,192,934
Chile	1,091,870	—	—	1,091,870
Colombia	2,183,970	—	—	2,183,970
India	93,529	—	—	93,529
Rights/Warrants
Chile	—	—	—	—
South Korea	—	112,781	—	112,781
Securities Lending Collateral	—	134,969,521	—	134,969,521
Total Investments in Securities	$822,853,854	$7,314,912,507	—	$8,137,766,361
Financial Instruments
Assets
Futures Contracts**	2,198,439	—	—	2,198,439
Total Financial Instruments	$2,198,439	—	—˂˃	$2,198,439
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
178

The Emerging Markets Series
CONTINUED
The Emerging Markets Series
Communication Services	6.5%
Consumer Discretionary	8.5%
Consumer Staples	3.0%
Energy	4.4%
Financials	19.0%
Health Care	2.6%
Industrials	8.6%
Information Technology	36.3%
Materials	7.5%
Real Estate	1.2%
Utilities	2.4%
100.0%
See accompanying Notes to Financial Statements.
179

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.0%)
	Allied Tecnologia SA	38,400	$48,467
	Allos SA	869,232	5,380,258
	Alupar Investimento SA	483,937	3,371,668
	Anima Holding SA	436,200	349,714
	Auren Energia SA	319,131	895,175
	Bemobi Mobile Tech SA	142,619	754,598
*	Blau Farmaceutica SA	21,743	44,041
	BR Advisory Partners Participacoes SA	71,013	264,589
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	139,492	523,961
*	Brava Energia	195,477	755,175
	C&A Modas SA	312,520	714,432
	Camil Alimentos SA	9,800	12,567
*	Cia Brasileira de Aluminio	195,702	418,532
	Cia de Saneamento de Minas Gerais Copasa MG	533,374	5,820,819
	Cia De Sanena Do Parana (SAPR11 BZ)	888,109	7,270,879
	Cia De Sanena Do Parana (SAPR3 BZ)	547,196	1,031,007
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	105,555	132,802
	Cogna Educacao SA	3,917,384	2,199,266
	Construtora Tenda SA	36,000	204,289
*	Cosan SA	153,575	156,310
	Cruzeiro do Sul Educacional SA	258,997	281,393
	CSU Digital SA	65,014	235,672
	Cury Construtora e Incorporadora SA	428,649	2,602,122
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	642,168	3,046,271
Ω	Desktop SA	64,210	238,593
	Dexco SA	716,587	753,952
		Shares	Value»
BRAZIL — (Continued)
	Dimed SA Distribuidora da Medicamentos	180,980	$495,961
	Direcional Engenharia SA	300,837	780,677
	EcoRodovias Infraestrutura e Logistica SA	593,378	1,053,312
	Embraer SA	478,410	7,443,093
	Embraer SA (ERJ US), Sponsored ADR	137,793	8,639,621
	Empreendimentos Pague Menos SA PGMN3 BZ	94,142	105,705
	Even Construtora e Incorporadora SA	297,894	374,789
	Ez Tec Empreendimentos e Participacoes SA	309,822	872,818
	Fleury SA	560,030	1,818,587
	Fras-Le SA	166,268	725,941
Ω	GPS Participacoes e Empreendimentos SA	853,926	2,600,510
	Grendene SA	514,179	454,805
	Grupo Mateus SA	865,576	758,633
	Grupo SBF SA	95,900	213,421
	Guararapes Confeccoes SA	170,211	329,642
*Ω	Hapvida Participacoes e Investimentos SA	37,038	92,674
	Hospital Mater Dei SA	4,700	5,448
	Hypera SA HYPE3 BZ	339,445	1,544,427
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	111,000	319,878
	Irani Papel e Embalagem SA	235,917	371,613
*	IRB-Brasil Resseguros SA	113,921	1,230,817
	JHSF Participacoes SA	912,076	2,311,595
	JSL SA	49,571	70,676
	Kepler Weber SA	345,524	542,869
180

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Klabin SA	175,485	$619,467
	Lavvi Empreendimentos Imobiliarios SA	293,400	773,228
	LOG Commercial Properties e Participacoes SA	102,472	551,076
*	Log-in Logistica Intermodal SA	71,124	443,825
	Lojas Renner SA	1,840,982	5,056,213
Ω	LWSA SA	253,401	193,948
	M Dias Branco SA	39,969	189,521
	Magazine Luiza SA	408,240	678,504
	Mahle Metal Leve SA	34,254	235,540
	Marcopolo SA	651,090	846,767
	MBRF Global Foods Co. SA	656,483	2,310,776
*Ω	Meliuz SA	85,500	70,447
	Melnick Even Desenvolvimento Imobiliario SA	101,700	69,213
	Mills Locacao Servicos e Logistica SA	482,620	1,238,762
	Minerva SA	231,200	177,422
	Moura Dubeux Engenharia SA	218,920	1,334,706
	Movida Participacoes SA MOVI3 BZ	153,466	376,242
*	Movida Participacoes SA MOVI9 BZ	29,041	70,846
*	MRV Engenharia e Participacoes SA	460,200	643,116
	Multiplan Empreendimentos Imobiliarios SA	217,722	1,394,673
*	Natura Cosmeticos SA	864,979	1,779,986
*	Oceanpact Servicos Maritimos SA	43,800	91,372
	Odontoprev SA	626,436	1,929,228
	Petroreconcavo SA	178,870	468,144
	Plano & Plano Desenvolvimento Imobiliario SA	125,977	259,240
	Profarma Distribuidora de Produtos Farmaceuticos SA	15,000	24,052
	Qualicorp Consultoria e Corretora de Seguros SA	79,500	28,738
	Romi SA	119,251	164,964
	Sao Martinho SA	293,894	959,705
		Shares	Value»
BRAZIL — (Continued)
#	Sendas Distribuidora SA (ASAI US), ADR	61,269	$555,097
	Sendas Distribuidora SA (ASAI3 BZ)	130,411	233,074
Ω	Ser Educacional SA	80,210	205,879
	Simpar SA SIMH3 BZ	336,356	748,545
*	Simpar SA SIMH9 BZ	148,484	330,444
	SLC Agricola SA	226,938	779,099
	Smartfit Escola de Ginastica e Danca SA	589,930	2,057,452
	SYN prop e tech SA	18,000	14,395
	Tegma Gestao Logistica SA	110,892	714,378
	TOTVS SA	846,812	5,448,410
	Transmissora Alianca de Energia Eletrica SA	952,123	8,175,667
	Tres Tentos Agroindustrial SA	253,677	860,651
	Trisul SA	278,302	273,705
	Ultrapar Participacoes SA (UGPA3 BZ)	39,600	239,433
	Uniao Pet Participacoes SA	355,129	245,273
	Unifique Telecomunicacoes SA	40,634	56,210
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	99,421	161,626
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	105,832	421,678
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	77,700	62,137
	Vivara Participacoes SA	281,193	1,465,647
	Vulcabras SA	433,440	1,381,252
	Wiz Co.	90,444	162,009
	YDUQS Participacoes SA	85,673	170,592
TOTAL BRAZIL			118,406,438
CHILE — (0.8%)
	Aguas Andinas SA, Class A	4,856,613	1,837,752
181

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Besalco SA	1,016,226	$1,425,275
	BICECORP SA	1,111,448	497,787
	Camanchaca SA	1,313,022	123,625
*	CAP SA	148,607	1,158,554
	Cia Cervecerias Unidas SA (CCU CI)	44,325	251,228
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	205,283
	Cia Sud Americana de Vapores SA	5,956,511	337,607
	Colbun SA	10,468,559	1,558,981
	Cristalerias de Chile SA	130,323	331,670
	Embotelladora Andina SA, ADR, Class B	42,582	1,201,238
	Empresa Nacional de Telecomunicaciones SA	404,920	1,602,022
	Empresas Lipigas SA	6,383	58,076
	Engie Energia Chile SA	866,969	1,657,706
	Forus SA	128,154	313,616
	Inversiones Aguas Metropolitanas SA	628,446	684,452
	Inversiones La Construccion SA	65,009	1,515,752
*	Multiexport Foods SA	1,780,116	691,543
	Parque Arauco SA	1,534,299	6,854,648
	PAZ Corp. SA	881,968	806,505
	Ripley Corp. SA	1,463,147	618,717
	Salfacorp SA	946,067	1,469,762
	Sigdo Koppers SA	874,972	1,653,074
	SMU SA	1,091,350	165,423
	Sociedad Matriz SAAM SA	31,684,439	5,176,218
	SONDA SA	491,125	158,388
	Vina Concha y Toro SA	363,507	357,120
TOTAL CHILE			32,712,022
CHINA — (26.4%)
*	263 Network Communications Co. Ltd., Class A	150,800	151,051
#	361 Degrees International Ltd.	3,516,000	2,443,649
Ω	3SBio, Inc.	5,441,000	16,274,768
#*	5100 Xizang Glacier Co. Ltd.	770,000	48,790
		Shares	Value»
CHINA — (Continued)
	5I5J Holding Group Co. Ltd., Class A	420,300	$182,914
	AAC Technologies Holdings, Inc.	1,753,000	8,118,819
*	ABA Chemicals Corp., Class A	104,700	91,573
*	ADAMA Ltd., Class A	78,800	78,835
*	Addsino Co. Ltd., Class A	60,900	219,081
*	Adicon Holdings Ltd.	45,000	23,703
	Advanced Fiber Resources Zhuhai Ltd., Class A	10,700	376,434
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	446,732
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	8,700	30,715
*	Agora, Inc., ADR	83,510	295,625
*Ω	AInnovation Technology Group Co. Ltd., Class H	45,700	22,111
Ω	AK Medical Holdings Ltd.	874,000	706,283
#*	Alibaba Health Information Technology Ltd.	8,156,000	4,609,396
#Ω	A-Living Smart City Services Co. Ltd., Class H	379,000	104,893
	Allmed Medical Products Co. Ltd., Class A	107,400	216,959
*Ω	Alphamab Oncology	471,000	626,139
	Amoy Diagnostics Co. Ltd., Class A	39,169	116,188
	Amrita Global Development Ltd.	1,794,000	137,427
*	Angang Steel Co. Ltd., Class H	958,999	180,145
Ω	Angelalign Technology, Inc.	95,800	1,094,278
	Anhui Anfu Battery Technology Co. Ltd., Class A	44,515	272,620
	Anhui Construction Engineering Group Co. Ltd., Class A	630,390	497,664
	Anhui Expressway Co. Ltd., Class H	1,706,000	3,459,139
182

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anhui Genuine New Materials Co. Ltd., Class A	18,100	$27,431
*	Anhui Golden Seed Winery Co. Ltd., Class A	53,600	62,371
	Anhui Gourgen Traffic Construction Co. Ltd., Class A	67,000	71,606
	Anhui Guangxin Agrochemical Co. Ltd., Class A	120,900	263,249
*	Anhui Guofeng New Materials Co. Ltd., Class A	106,200	141,305
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	165,800	201,534
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,000	148,086
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	84,200	78,272
	Anhui Jinhe Industrial Co. Ltd., Class A	51,600	176,547
	Anhui Korrun Co. Ltd., Class A	14,100	43,879
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	87,900	94,513
*	Anhui Tatfook Technology Co. Ltd., Class A	152,900	246,589
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	107,796	121,917
	Anhui Xinhua Media Co. Ltd., Class A	205,100	181,361
*	Anshan Hifichem Co. Ltd., Class A	48,000	94,064
*	Anshan Senyuan Road & Bridge Co. Ltd., Class A	33,900	53,714
*Ω	Antengene Corp. Ltd.	414,000	266,674
	Anton Oilfield Services Group	4,908,000	659,287
*	Anyang Iron & Steel, Inc., Class A	200,000	61,373
		Shares	Value»
CHINA — (Continued)
	Aoshikang Technology Co. Ltd., Class A	69,350	$532,364
	Aotecar New Energy Technology Group Co. Ltd., Class A	809,100	343,958
*	Aowei Holdings Ltd.	148,000	4,556
*	ApicHope Pharmaceutical Group Co. Ltd.	79,970	486,276
	Appotronics Corp. Ltd., Class A	82,458	180,701
	APT Satellite Holdings Ltd.	740,000	363,292
	Arctech Solar Holding Co. Ltd., Class A	9,025	53,751
*††Ω	Arrail Group Ltd.	396,500	69,353
*	Asia Cement China Holdings Corp.	990,000	266,580
#Ω	AsiaInfo Technologies Ltd.	473,200	340,394
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	178,300	285,526
	Aurisco Pharmaceutical Co. Ltd., Class A	29,800	98,840
	Autohome, Inc., ADR	120,389	2,242,847
*	Autostreets Development Ltd.	452,200	112,568
	AviChina Industry & Technology Co. Ltd., Class H	6,443,000	2,838,351
	Bafang Electric Suzhou Co. Ltd., Class A	30,700	167,722
*Ω	BAIC Motor Corp. Ltd., Class H	2,772,500	494,484
#*Ω	Bairong, Inc.	466,500	419,051
	Bank of Chongqing Co. Ltd., Class H	1,872,000	1,990,603
Ω	Bank of Qingdao Co. Ltd., Class H	1,922,000	1,264,709
#	Bank of Tianjin Co. Ltd., Class H	288,000	92,995
Ω	Bank of Zhengzhou Co. Ltd., Class H	856,000	111,844
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	182,202	194,961
*	Baotailong New Materials Co. Ltd., Class A	210,100	96,349
183

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Baoye Group Co. Ltd., Class H	1,132,000	$572,921
*	Baozun, Inc. (BZUN US), Sponsored ADR	25,883	70,402
#	BBMG Corp., Class H	3,591,000	349,282
	BBMG Jidong Cement Group Co. Ltd., Class A	312,517	196,144
	Bear Electric Appliance Co. Ltd., Class A	11,247	68,141
	Beauty Farm Medical & Health Industry, Inc.	126,000	329,092
	Befar Group Co. Ltd., Class A	360,000	282,507
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	70,500	175,777
	Beijing Balance Medical Technology Co. Ltd., Class A	12,178	172,656
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	76,220	398,518
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd., Class A	109,500	90,196
*	Beijing Capital Development Co. Ltd., Class A	339,600	226,407
*	Beijing Capital International Airport Co. Ltd., Class H	1,474,000	358,529
	Beijing Career International Co. Ltd., Class A	17,100	61,145
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	186,000	250,743
	Beijing CTJ Information Technology Co. Ltd., Class A	67,000	202,991
#	Beijing Energy International Holding Co. Ltd.	648,200	87,812
	Beijing Enterprises Holdings Ltd.	1,476,000	5,845,633
		Shares	Value»
CHINA — (Continued)
#	Beijing Enterprises Water Group Ltd.	9,266,000	$3,273,737
	Beijing Fengjing Automotive Parts Co. Ltd.	286,600	165,437
	Beijing Gehua CATV Network Co. Ltd., Class A	199,700	234,180
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	139,368	298,248
*	Beijing Haixin Energy Technology Co. Ltd., Class A	156,400	104,994
	Beijing Haohua Energy Resource Co. Ltd., Class A	184,440	315,768
*	Beijing Jingcheng Machinery Electric Co. Ltd., Class H	80,000	42,181
#	Beijing Jingneng Clean Energy Co. Ltd., Class H	3,592,000	1,016,991
	Beijing Jingyeda Technology Co. Ltd., Class A	14,600	38,520
*	Beijing Jingyuntong Technology Co. Ltd., Class A	268,500	155,234
*	Beijing Join-Cheer Software Co. Ltd., Class A	70,800	78,031
*	Beijing Leike Defense Technology Co. Ltd., Class A	111,307	217,136
*	Beijing North Star Co. Ltd., Class H	398,000	42,402
	Beijing Oriental Jicheng Co. Ltd., Class A	37,100	143,743
	Beijing Originwater Technology Co. Ltd., Class A	439,300	252,661
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	46,350
	Beijing Sanyuan Foods Co. Ltd., Class A	283,604	253,115
184

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	43,300	$69,454
	Beijing Shunxin Agriculture Co. Ltd., Class A	98,100	182,625
*	Beijing Sinohytec Co. Ltd., Class H	36,950	90,624
	Beijing SL Pharmaceutical Co. Ltd., Class A	110,000	104,999
*	Beijing Sojo Electric Co. Ltd., Class A	55,400	128,680
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	57,400	31,452
	Beijing Strong Biotechnologies, Inc., Class A	42,200	78,473
*	Beijing SuperMap Software Co. Ltd., Class A	88,400	194,485
	Beijing Teamsun Technology Co. Ltd., Class A	61,500	199,108
*	Beijing Thunisoft Corp. Ltd., Class A	73,700	68,679
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	400,000	376,656
	Beijing Tricolor Technology Co. Ltd., Class A	7,081	147,608
#*	Beijing UBOX Online Technology Corp., Class H	264,500	68,312
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	86,000	13,477
	Beijing Wandong Medical Technology Co. Ltd., Class A	58,500	123,755
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	179,168
		Shares	Value»
CHINA — (Continued)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	37,300	$289,877
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	90,500	160,723
*	Beisen Holding Ltd.	65,400	29,360
*	Beken Corp., Class A	17,400	90,988
*	Bengang Steel Plates Co. Ltd., Class A	128,700	55,682
	Best Pacific International Holdings Ltd.	336,000	125,689
	Bestore Co. Ltd., Class A	20,600	33,494
	Bestsun Energy Co. Ltd., Class A	144,300	85,928
*	Bestway Marine & Energy Technology Co. Ltd., Class A	185,400	222,227
*	Better Life Commercial Chain Share Co. Ltd., Class A	361,400	219,938
	Beyondsoft Corp., Class A	47,200	72,718
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	16,490	64,721
	Biem.L.Fdlkk Garment Co. Ltd., Class A	76,300	226,474
#*	Bilibili, Inc., Sponsored ADR	45,410	1,000,382
#*	Bilibili, Inc., Class Z	374,960	8,239,434
*	Billion Industrial Holdings Ltd.	44,000	27,115
#*	BingEx Ltd., ADR	7,329	20,301
	Binjiang Service Group Co. Ltd.	192,000	573,806
#*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	71,000	476,823
	Black Peony Group Co. Ltd., Class A	203,349	330,223
#Ω	Blue Moon Group Holdings Ltd.	846,000	343,219
*	Blue Sail Medical Co. Ltd., Class A	124,000	134,975
Ω	BOC Aviation Ltd.	554,400	5,692,766
185

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	BOE HC SemiTek Corp.	152,100	$270,595
#	BOE Varitronix Ltd.	218,000	119,152
*	Bomin Electronics Co. Ltd., Class A	104,700	238,917
#	Bosideng International Holdings Ltd.	10,770,000	5,893,752
	BOTH Engineering Technology Co. Ltd., Class A	23,800	79,468
	Bright Dairy & Food Co. Ltd., Class A	185,300	201,153
*	Bright Real Estate Group Co. Ltd., Class A	269,300	149,878
	Brilliance China Automotive Holdings Ltd.	5,246,000	1,830,673
	Bros Eastern Co. Ltd., Class A	255,672	348,016
*	Brother Enterprises Holding Co. Ltd., Class A	77,500	67,006
*	B-Soft Co. Ltd., Class A	147,848	95,780
#*	Burning Rock Biotech Ltd., ADR	917	15,589
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	74,600	169,439
	BXN Holding Co. Ltd., Class A	215,900	131,722
	BYD Electronic International Co. Ltd.	1,230,000	4,203,342
*	C C Land Holdings Ltd.	8,135,015	1,246,863
#	C&D International Investment Group Ltd.	2,001,178	3,806,593
	C&D Property Management Group Co. Ltd.	783,000	280,729
	C&S Paper Co. Ltd., Class A	252,900	316,322
*Ω	CALB Group Co. Ltd., Class H	595,400	2,711,832
	Camel Group Co. Ltd., Class A	137,135	200,279
	Cangzhou Dahua Co. Ltd., Class A	27,600	76,803
		Shares	Value»
CHINA — (Continued)
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	262,300	$216,922
	Canny Elevator Co. Ltd., Class A	84,800	76,595
*Ω	CanSino Biologics, Inc., Class H	155,400	588,479
	Center International Group Co. Ltd., Class A	59,300	123,877
	Central China Land Media Co. Ltd., Class A	138,200	271,956
*††	Central China Management Co. Ltd.	1,270,626	13,440
	Central China Securities Co. Ltd., Class H	2,947,000	714,217
	CGN New Energy Holdings Co. Ltd.	4,934,000	1,657,047
*	CGN Nuclear Technology Development Co. Ltd., Class A	226,800	259,990
	Changbai Mountain Tourism Co. Ltd., Class A	81,100	415,280
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	232,323
	Changchun UP Optotech Co. Ltd., Class A	54,000	483,367
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	382,200	232,665
	Changjiang Publishing & Media Co. Ltd., Class A	161,700	204,007
	Changshu Fengfan Power Equipment Co. Ltd., Class A	98,400	78,317
	Changzheng Engineering Technology Co. Ltd., Class A	8,400	54,169
	Changzhou Qianhong Biopharma Co. Ltd., Class A	216,600	222,872
186

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chaoju Eye Care Holdings Ltd.	136,500	$52,450
Ω	Cheerwin Group Ltd.	370,500	117,771
*	Chen Lin Education Group Holdings Ltd.	292,000	45,947
	Cheng De Lolo Co. Ltd., Class A	108,650	141,737
*	Chengdu ALD Aviation Manufacturing Corp., Class A	26,400	151,924
	Chengdu B-Ray Media Co. Ltd., Class A	160,300	120,686
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	39,800	70,825
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	162,920
	Chengdu Guibao Science & Technology Co. Ltd., Class A	45,100	118,228
	Chengdu Hongqi Chain Co. Ltd., Class A	158,500	120,793
	Chengdu Kanghua Biological Products Co. Ltd., Class A	14,500	121,109
	Chengdu Leejun Industrial Co. Ltd., Class A	185,300	261,331
*	Chengdu M&S Electronics Technology Co. Ltd., Class A	14,076	71,109
	Chengdu Spaceon Electronics Co. Ltd., Class A	81,100	271,274
	Chengdu Wintrue Holding Co. Ltd., Class A	32,800	74,090
	Chenguang Biotech Group Co. Ltd., Class A	83,400	141,108
*	Chengxin Lithium Group Co. Ltd., Class A	45,100	395,555
	Chengzhi Co. Ltd., Class A	232,800	429,942
		Shares	Value»
CHINA — (Continued)
#	Chervon Holdings Ltd.	315,200	$655,412
*	China Aerospace International Holdings Ltd.	8,284,500	485,512
*	China Agriculture Development Seed Group Co. Ltd., Class A	219,100	228,160
	China Aircraft Leasing Group Holdings Ltd.	80,726	39,865
*	China Aluminum International Engineering Corp. Ltd., Class H	352,000	117,134
*	China Anchu Energy Storage Group Ltd.	1,359,000	73,283
	China Animal Husbandry Industry Co. Ltd., Class A	198,000	218,516
	China BlueChemical Ltd., Class H	4,332,000	1,494,960
*Ω	China Bohai Bank Co. Ltd., Class H	3,599,000	408,702
	China CAMC Engineering Co. Ltd., Class A	144,600	214,756
*	China Chunlai Education Group Co. Ltd.	187,000	30,161
#	China Cinda Asset Management Co. Ltd., Class H	21,897,000	3,093,517
*††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Communications Services Corp. Ltd., Class H	7,274,000	4,001,441
	China Conch Venture Holdings Ltd.	3,232,000	5,011,370
	China CYTS Tours Holding Co. Ltd., Class A	124,600	164,698
#	China Datang Corp. Renewable Power Co. Ltd., Class H	7,988,000	1,556,788
*	China Daye Non-Ferrous Metals Mining Ltd.	2,672,000	41,428
187

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Design Group Co. Ltd., Class A	122,000	$134,583
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	3,702,000	726,732
#††	China Dili Group	12,561,699	198,549
	China Dongxiang Group Co. Ltd.	2,155,985	114,702
Ω	China East Education Holdings Ltd.	1,088,000	737,590
#*	China Education Group Holdings Ltd.	1,587,158	471,366
	China Electronics Huada Technology Co. Ltd.	1,988,000	282,999
	China Everbright Environment Group Ltd.	8,497,000	6,109,749
	China Everbright Ltd.	1,244,000	997,545
*	China Express Airlines Co. Ltd., Class A	175,500	204,368
Ω	China Feihe Ltd.	4,590,000	2,047,996
	China Foods Ltd.	2,444,000	1,159,653
#	China Gas Holdings Ltd.	6,279,544	5,824,913
	China Gold International Resources Corp. Ltd. (2099 HK)	727,700	15,631,247
	China Haisum Engineering Co. Ltd., Class A	40,300	57,651
*	China High Speed Railway Technology Co. Ltd., Class A	497,400	196,201
#*	China High Speed Transmission Equipment Group Co. Ltd.	151,000	37,593
#††	China Huiyuan Juice Group Ltd.	3,902,101	174,667
#	China International Marine Containers Group Co. Ltd., Class H	2,983,380	4,108,757
	China Isotope & Radiation Corp., Class H	15,800	38,156
	China Jinmao Holdings Group Ltd.	12,217,141	2,606,744
		Shares	Value»
CHINA — (Continued)
	China Leadshine Technology Co. Ltd., Class A	25,300	$163,431
	China Lesso Group Holdings Ltd.	3,119,000	1,855,151
	China Lilang Ltd.	561,000	274,965
#*Ω	China Literature Ltd.	530,800	1,678,817
*	China Longevity Group Co. Ltd.	1,076,350	1,374
#	China Medical System Holdings Ltd.	3,716,500	6,109,263
#	China Meidong Auto Holdings Ltd.	692,000	83,909
	China Mengniu Dairy Co. Ltd.	5,687,000	12,665,013
	China Merchants Port Holdings Co. Ltd.	4,444,107	8,839,235
	China Merchants Property Operation & Service Co. Ltd., Class A	189,300	284,372
#*††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	5,789,000	973,791
	China National Accord Medicines Corp. Ltd., Class A	65,630	236,056
	China National Building Material Co. Ltd., Class H	6,750,057	4,398,662
	China National Electric Apparatus Research Institute Co. Ltd., Class A	49,875	194,024
*Ω	China New Higher Education Group Ltd.	296,000	28,027
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	175,400	180,990
	China Nonferrous Mining Corp. Ltd.	3,834,000	6,666,188
*	China Oil & Gas Group Ltd.	1,820,000	40,234
	China Oilfield Services Ltd., Class H	3,164,000	3,820,312
#	China Oriental Group Co. Ltd.	1,384,000	228,018
188

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Overseas Grand Oceans Group Ltd.	1,725,434	$627,415
#	China Overseas Property Holdings Ltd.	4,565,000	2,325,037
#	China Power International Development Ltd.	14,719,333	6,152,375
*††	China Properties Investment Holdings Ltd.	2,045,000	0
	China Publishing & Media Co. Ltd., Class A	211,400	181,970
	China Qinfa Group Ltd.	1,180,000	466,938
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,558,000	1,190,266
	China Railway Tielong Container Logistics Co. Ltd., Class A	249,800	224,649
*††	China Rare Earth Holdings Ltd.	3,990,799	134,003
	China Reinsurance Group Corp., Class H	17,807,000	2,807,902
*Ω	China Renaissance Holdings Ltd.	87,300	39,442
*	China Resource & Environment Co. Ltd., Class A	282,900	156,688
	China Resources Beer Holdings Co. Ltd.	2,681,500	9,239,656
	China Resources Building Materials Technology Holdings Ltd.	4,556,000	788,524
	China Resources Gas Group Ltd.	1,665,800	4,001,673
#	China Resources Medical Holdings Co. Ltd.	1,559,000	569,075
Ω	China Resources Pharmaceutical Group Ltd.	4,345,000	2,916,654
#	China Resources Power Holdings Co. Ltd.	2,170,000	5,351,127
#	China Risun Group Ltd.	1,299,000	504,863
		Shares	Value»
CHINA — (Continued)
*	China Ruifeng Renewable Energy Holdings Ltd.	420,000	$33,503
#*	China Ruyi Holdings Ltd.	21,420,000	4,006,474
#*	China Sanjiang Fine Chemicals Co. Ltd.	1,686,000	1,130,167
*Ω	China Shengmu Organic Milk Ltd.	3,263,000	134,125
	China Shineway Pharmaceutical Group Ltd.	761,200	944,460
*	China Silver Group Ltd.	3,208,000	171,148
	China State Construction International Holdings Ltd.	3,044,000	3,535,524
	China Sunshine Paper Holdings Co. Ltd.	1,420,000	202,300
#	China Suntien Green Energy Corp. Ltd., Class H	6,194,000	3,039,583
	China Taiping Insurance Holdings Co. Ltd.	4,016,200	11,481,903
	China Testing & Certification International Group Co. Ltd., Class A	77,800	76,265
	China Tobacco International HK Co. Ltd.	619,000	2,373,477
	China Traditional Chinese Medicine Holdings Co. Ltd.	2,516,000	545,131
#*	China Travel International Investment Hong Kong Ltd.	9,387,900	1,349,478
*	China Union Holdings Ltd., Class A	221,030	181,060
	China Vered Financial Holding Corp. Ltd.	1,468,500	187,388
	China Water Affairs Group Ltd.	3,714,000	2,345,089
	China West Construction Group Co. Ltd., Class A	150,200	122,216
	China XLX Fertiliser Ltd.	1,888,000	2,670,095
189

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Yongda Automobiles Services Holdings Ltd.	1,601,500	$208,746
*Ω	China Youran Dairy Group Ltd.	4,116,000	2,024,884
*Ω	China Yuhua Education Corp. Ltd.	520,000	30,129
	China Zheshang Bank Co. Ltd., Class H	1,509,000	470,124
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	89,900	132,965
#	Chinasoft International Ltd.	8,914,000	3,954,374
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	168,100	204,525
	Chongqing Chuanyi Automation Co. Ltd., Class A	67,400	192,899
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	251,800	112,813
	Chongqing Department Store Co. Ltd., Class A	38,000	118,890
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	140,900	259,922
	Chongqing Gas Group Corp. Ltd., Class A	298,600	230,463
	Chongqing Machinery & Electric Co. Ltd., Class H	2,834,000	1,074,593
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	42,200	86,337
	Chongqing Port Co. Ltd., Class A	129,100	92,303
	Chongqing Road & Bridge Co. Ltd., Class A	200,700	175,201
	Chongqing Rural Commercial Bank Co. Ltd., Class H	4,394,000	3,903,576
		Shares	Value»
CHINA — (Continued)
	Chongqing Shunbo Aluminum Co. Ltd., Class A	72,200	$79,925
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	106,510	531,359
	Chow Tai Seng Jewellery Co. Ltd., Class A	122,300	237,414
*	CIFI Holdings Group Co. Ltd.	11,146,000	99,943
	CIG Shanghai Co. Ltd., Class A	16,200	417,125
	CIMC Enric Holdings Ltd.	2,658,000	3,567,529
*	Cinda Real Estate Co. Ltd., Class A	317,300	144,904
	Cisen Pharmaceutical Co. Ltd., Class A	83,100	189,636
*	CITIC Niya Wine Co. Ltd., Class A	199,800	156,894
	CITIC Press Corp., Class A	24,500	127,867
	CITIC Resources Holdings Ltd.	3,574,600	244,148
	City Development Environment Co. Ltd., Class A	147,700	305,324
	CMST Development Co. Ltd., Class A	264,100	204,190
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	169,400	201,068
*	COFCO Biotechnology Co. Ltd., Class A	209,500	186,556
*	COFCO Joycome Foods Ltd.	759,000	133,430
	Cofoe Medical Technology Co. Ltd., Class A	38,920	303,004
	Comba Telecom Systems Holdings Ltd.	644,001	125,478
	Concord New Energy Group Ltd.	18,414,964	859,039
	Consun Pharmaceutical Group Ltd.	2,125,000	4,403,320
	Contec Medical Systems Co. Ltd., Class A	40,300	76,381
190

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Continental Aerospace Technologies Holding Ltd.	6,297,722	$144,142
	COSCO SHIPPING Development Co. Ltd., Class H	8,912,000	1,265,276
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	436,000	1,020,792
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,287,000	2,679,607
#	COSCO SHIPPING Ports Ltd.	2,716,597	1,895,138
	COSCO SHIPPING Technology Co. Ltd., Class A	60,700	126,434
	Cosonic Intelligent Technologies Co. Ltd., Class A	30,900	64,012
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	318,917
	Crystal Clear Electronic Material Co. Ltd., Class A	144,400	307,077
	CSG Holding Co. Ltd., Class A	233,400	137,841
*	CSG Smart Science&Technology Co. Ltd., Class A	79,100	130,183
	CSPC Pharmaceutical Group Ltd.	11,084,000	12,076,863
	CSSC Hong Kong Shipping Co. Ltd.	3,516,000	1,108,234
	CTS International Logistics Corp. Ltd., Class A	195,520	159,727
*	Cutia Therapeutics, Class H	53,600	31,640
*	CWT International Ltd.	5,370,000	156,205
*	Cybrid Technologies, Inc., Class A	53,700	108,180
*	Daan Gene Co. Ltd., Class A	177,400	150,456
*	Daheng New Epoch Technology, Inc., Class A	49,300	110,098
#*	Dalipal Holdings Ltd.	1,184,000	658,156
*	Damai Entertainment Holdings Ltd.	10,550,000	789,687
		Shares	Value»
CHINA — (Continued)
	Dashang Co. Ltd., Class A	61,314	$163,536
#	Datang International Power Generation Co. Ltd., Class H	8,890,000	3,069,969
*	Datang Telecom Technology Co. Ltd., Class A	250,500	309,225
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	371,474
	Dazhong Transportation Group Co. Ltd., Class A	133,478	88,817
	Dazzle Fashion Co. Ltd., Class A	36,400	71,225
*	DBAPP Security Ltd., Class A	9,871	64,867
	DeHua TB New Decoration Materials Co. Ltd., Class A	166,016	360,876
*	Dezhan Healthcare Co. Ltd., Class A	421,300	224,956
	Dian Diagnostics Group Co. Ltd., Class A	77,800	221,231
#	Digital China Holdings Ltd.	1,036,500	267,225
	Dongfang Electric Corp. Ltd., Class H	169,000	846,577
	Dongfeng Electronic Technology Co. Ltd., Class A	71,400	118,384
	Dongguan Aohai Technology Co. Ltd., Class A	56,200	392,974
	Dongguan Development Holdings Co. Ltd., Class A	122,700	186,769
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	13,971	454,472
*	Dongguan Eontec Co. Ltd., Class A	79,300	211,345
	Dongguan Yutong Optical Technology Co. Ltd., Class A	12,500	53,337
191

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Donghua Testing Technology Co. Ltd., Class A	14,400	$75,675
*	Dongjiang Environmental Co. Ltd., Class H	479,800	126,808
	Dongyue Group Ltd.	4,867,000	8,015,079
*	Doushen Beijing Education & Technology, Inc., Class A	120,000	89,732
*	DouYu International Holdings Ltd., ADR	9,142	44,612
	Dynagreen Environmental Protection Group Co. Ltd., Class H	822,000	671,829
	Eaglerise Electric & Electronic China Co. Ltd., Class A	45,800	266,568
*	Easou Technology Holdings Ltd.	486,500	123,502
#*Ω	East Buy Holding Ltd.	611,000	2,013,600
	East Group Co. Ltd., Class A	140,800	120,490
	Eastcompeace Technology Co. Ltd., Class A	96,200	268,627
	E-Commodities Holdings Ltd.	2,898,000	278,637
	Edan Instruments, Inc., Class A	96,800	211,476
*Ω	Edding Genor Group Holdings Ltd.	323,500	126,684
	Edifier Technology Co. Ltd., Class A	133,699	218,260
	Edvantage Group Holdings Ltd.	395,516	39,594
	EEKA Fashion Holdings Ltd.	54,500	44,639
	EIT Environmental Development Group Co. Ltd., Class A	41,200	129,508
*††	Elion Energy Co. Ltd., Class A	780,761	7,998
	EmbedWay Technologies Shanghai Corp., Class A	63,000	281,827
	ENN Energy Holdings Ltd.	264,000	2,069,578
	Era Co. Ltd., Class A	219,200	137,067
		Shares	Value»
CHINA — (Continued)
	Essex Bio-technology Ltd.	539,000	$223,955
	Eternal Asia Supply Chain Management Ltd., Class A	286,500	235,246
	EVA Precision Industrial Holdings Ltd.	1,060,435	102,032
	Ever Sunshine Services Group Ltd.	1,154,000	291,179
Ω	Everbright Securities Co. Ltd., Class H	67,800	69,610
#*Ω	Everest Medicines Ltd.	505,500	2,255,795
	Explosive Co. Ltd., Class A	32,200	51,367
	Eyebright Medical Technology Beijing Co. Ltd., Class A	23,220	174,611
	Fangda Special Steel Technology Co. Ltd., Class A	280,000	239,136
	Far East Horizon Ltd.	5,369,000	5,146,371
	FAWER Automotive Parts Co. Ltd., Class A	279,800	209,088
	Feilong Auto Components Co. Ltd., Class A	50,800	268,777
*Ω	Feiyu Technology International Co. Ltd.	1,179,000	84,465
	Fengzhushou Co. Ltd., Class A	18,100	117,720
	FESCO Group Co. Ltd., Class A	63,200	147,216
#*	FIH Mobile Ltd.	894,700	2,868,760
*	Financial Street Holdings Co. Ltd., Class A	498,800	231,733
#	FinVolution Group, ADR	177,679	881,288
	First Tractor Co. Ltd., Class H	1,071,176	1,262,173
#*	Flat Glass Group Co. Ltd., Class H	302,000	345,744
	Focus Lightings Tech Co. Ltd., Class A	180,960	235,360
	Focused Photonics Hangzhou, Inc., Class A	72,100	144,084
192

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Foshan Electrical & Lighting Co. Ltd., Class A	223,300	$185,447
*	Foshan Golden Milky Way Intelligent Equipment Co. Ltd., Class A	11,600	70,068
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	73,971
	Fosun International Ltd.	3,795,500	1,998,284
	Friend Co. Ltd., Class A	61,200	113,555
#	Fu Shou Yuan International Group Ltd.	1,892,000	637,712
	Fuan Pharmaceutical Group Co. Ltd., Class A	112,400	68,141
#	Fufeng Group Ltd.	6,010,600	5,039,951
#*††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Apex Software Co. Ltd., Class A	35,100	167,664
	Fujian Fuxin Software Development JSC Ltd., Class A	10,466	121,235
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	119,740
	Fujian Yongfu Power Engineering Co. Ltd., Class A	12,600	49,383
	Fujian Yuanli Active Carbon Co. Ltd., Class A	44,900	117,237
	Fushun Special Steel Co. Ltd., Class A	210,600	168,825
*	Future Machine Ltd.	1,333,000	133,543
Ω	Ganfeng Lithium Group Co. Ltd., Class H	67,800	729,264
	Gansu Energy Chemical Co. Ltd., Class A	930,600	392,698
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	835,000	216,969
	Gansu Shangfeng Cement Co. Ltd., Class A	114,361	235,065
		Shares	Value»
CHINA — (Continued)
	Gansu Yasheng Industrial Group Co. Ltd., Class A	304,900	$193,903
*	GCL New Energy Holdings Ltd.	1,890,000	215,997
#*	GCL Technology Holdings Ltd.	50,623,000	5,856,646
*	GDS Holdings Ltd. (9698 HK), Class A	2,853,200	15,057,939
*	Gemdale Corp., Class A	543,800	231,560
#*	Gemdale Properties & Investment Corp. Ltd.	1,844,000	27,044
	GemPharmatech Co. Ltd., Class A	37,823	114,352
Ω	Genertec Universal Medical Group Co. Ltd.	2,260,000	1,677,872
*	Genimous Technology Co. Ltd., Class A	147,400	159,999
#*	Genscript Biotech Corp.	2,344,000	4,173,203
*	Geo-Jade Petroleum Corp., Class A	408,000	279,513
	Getein Biotech, Inc., Class A	45,600	64,492
#*	Global New Material International Holdings Ltd.	1,151,000	1,245,599
	Goldcard Smart Group Co. Ltd., Class A	45,500	87,481
Ω	Golden Throat Holdings Group Co. Ltd.	523,500	236,986
	Goldenmax International Group Ltd., Class A	61,100	404,185
#	Goldwind Science & Technology Co. Ltd., Class H	2,072,400	4,600,158
	Goodbaby International Holdings Ltd.	1,382,000	156,331
*	Gosuncn Technology Group Co. Ltd., Class A	26,500	21,512
#	Grand Pharmaceutical Group Ltd.	3,333,000	2,662,407
*	Grandjoy Holdings Group Co. Ltd., Class A	609,200	273,759
193

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Greentown China Holdings Ltd.	3,298,648	$4,074,270
Ω	Greentown Management Holdings Co. Ltd.	284,000	81,134
	Greentown Service Group Co. Ltd.	1,824,000	1,068,796
	GRG Metrology & Test Group Co. Ltd., Class A	146,300	459,242
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	215,700	167,031
	Guangdong Construction Engineering Group Co. Ltd., Class A	473,100	261,442
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	114,500	171,948
	Guangdong Dongpeng Holdings Co. Ltd., Class A	171,500	148,061
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	194,500	327,871
	Guangdong Goworld Co. Ltd., Class A	47,800	104,586
*	Guangdong Guanghua Sci-Tech Co. Ltd., Class A	44,900	143,126
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	303,300	735,758
	Guangdong Guanhao High-Tech Co. Ltd., Class A	219,300	155,812
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	108,900	160,091
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	31,000	114,548
	Guangdong Huate Gas Co. Ltd., Class A	19,861	549,735
	Guangdong Investment Ltd.	6,782,000	7,098,822
		Shares	Value»
CHINA — (Continued)
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,090	$82,202
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	66,800	180,005
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	44,900	123,839
	Guangdong Marubi Biotechnology Co. Ltd., Class A	28,900	106,386
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	15,700	29,852
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	168,400	247,212
	Guangdong South New Media Co. Ltd., Class A	39,200	218,533
	Guangdong Tapai Group Co. Ltd., Class A	198,600	249,310
*	Guangdong TCL Smart Home Appliances Co. Ltd.	164,700	230,834
	Guangdong Vanward New Electric Co. Ltd., Class A	135,400	163,903
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	92,400	205,838
*	Guangdong Yowant Technology Group Co. Ltd., Class A	141,000	139,075
	Guangdong Yussen Energy Technology Co. Ltd., Class A	20,000	42,166
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	239,100	87,032
*	Guanghui Logistics Co. Ltd., Class A	150,700	129,563
	Guangshen Railway Co. Ltd., Class H	3,350,000	1,024,124
	Guangxi Energy Co. Ltd., Class A	40,600	29,407
194

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangxi LiuYao Group Co. Ltd., Class A	38,880	$95,440
	Guangxi Wuzhou Communications Co. Ltd., Class A	177,800	101,448
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	570,800	205,958
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	43,602	107,055
#	Guangzhou Automobile Group Co. Ltd., Class H	4,548,000	1,646,295
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	508,000	1,088,954
	Guangzhou Grandbuy Co. Ltd., Class A	43,400	39,491
	Guangzhou Haoyang Electronic Co. Ltd., Class A	20,150	110,431
	Guangzhou KDT Machinery Group Co. Ltd., Class A	46,598	139,469
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	54,500	218,446
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	120,500	179,556
*	Guangzhou Pearl River Piano Group Co. Ltd., Class A	42,000	36,856
	Guangzhou Restaurant Group Co. Ltd., Class A	68,700	156,303
	Guangzhou Sie Consulting Co. Ltd., Class A	77,200	286,841
	Guangzhou Wondfo Biotech Co. Ltd., Class A	52,100	139,731
	Guangzhou Zhiguang Electric Co. Ltd., Class A	22,200	42,784
		Shares	Value»
CHINA — (Continued)
	Guilin Layn Natural Ingredients Corp., Class A	130,630	$168,233
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	85,500	179,303
	Guizhou Gas Group Corp. Ltd., Class A	140,928	133,353
	Guizhou Guihang Automotive Components Co. Ltd., Class A	41,200	82,809
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	267,700	216,848
	Guizhou Qianyuan Power Co. Ltd., Class A	69,900	207,955
	Guizhou Red Star Developing Co. Ltd., Class A	28,200	96,957
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	53,100	87,667
	Guizhou Tyre Co. Ltd., Class A	276,600	204,195
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	352,600	174,428
*	Guizhou Zhenhua E-chem, Inc., Class A	43,914	106,739
*	Guoguang Electric Co. Ltd., Class A	108,600	180,320
	Guomai Technologies, Inc., Class A	172,600	210,869
#	Guoquan Food Shanghai Co. Ltd., Class H	1,204,400	536,335
#	Gushengtang Holdings Ltd.	265,800	1,007,748
	H World Group Ltd. (1179 HK)	124,900	644,875
#*Ω	Haichang Ocean Park Holdings Ltd.	1,203,000	66,671
#Ω	Haidilao International Holding Ltd.	3,772,000	6,956,937
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	55,748
*	Hainan Haide Capital Management Co. Ltd., Class A	155,400	151,829
195

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	58,100	$144,982
*	Hainan Meilan International Airport Co. Ltd., Class H	416,000	325,800
	Haitian International Holdings Ltd.	2,439,000	6,617,355
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,992,000	299,318
	Hangxiao Steel Structure Co. Ltd., Class A	283,708	125,779
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	35,300	82,483
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	22,700	56,785
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	23,600	134,806
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	41,354	174,396
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	40,649	358,223
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	104,300	150,276
	Hangzhou Onechance Tech Corp., Class A	42,070	215,710
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	225,000	301,599
	Hangzhou Sunrise Technology Co. Ltd., Class A	101,300	215,531
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	344,000	1,780,480
	Hangzhou Weiguang Electronic Co. Ltd., Class A	13,400	63,924
		Shares	Value»
CHINA — (Continued)
	Hangzhou Youngsun Intelligent Equipment Co. Ltd., Class A	19,000	$34,023
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	52,400	181,402
#	Hanking Gold International Ltd.	1,710,000	793,982
	Haosen Fintech Group Ltd.	7,000	10,028
	Harbin Boshi Automation Co. Ltd., Class A	87,400	164,280
	Harbin Electric Co. Ltd., Class H	1,957,413	5,844,322
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	83,900	182,299
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	277,900	143,980
*	Harbin Pharmaceutical Group Co. Ltd., Class A	465,800	244,678
	HBIS Resources Co. Ltd., Class A	82,100	203,487
*Ω	HBM Holdings Ltd.	1,203,000	2,000,275
	Health & Happiness H&H International Holdings Ltd.	384,500	704,645
*	Healthcare Co. Ltd., Class A	17,700	16,691
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	108,000	214,724
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	181,578	350,316
	Hefei Urban Construction Development Co. Ltd., Class A	161,200	326,638
	Hello Group, Inc., Sponsored ADR	123,346	769,679
*	Henan Dayou Energy Co. Ltd., Class A	66,700	56,576
196

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Hengxing Science & Technology Co. Ltd., Class A	121,400	$86,051
	Henan Liliang Diamond Co. Ltd., Class A	49,200	391,377
	Henan Lingrui Pharmaceutical Co., Class A	50,200	164,383
	Henan Thinker Automatic Equipment Co. Ltd., Class A	67,900	260,214
*	Henan Yicheng New Energy Co. Ltd., Class A	321,100	212,456
	Henan Yuguang Gold & Lead Co. Ltd., Class A	107,100	232,708
*	Henan Yuneng Holdings Co. Ltd., Class A	125,400	281,090
	Henan Zhongyuan Expressway Co. Ltd., Class A	278,800	164,981
	Hengan International Group Co. Ltd.	1,134,500	3,889,473
	Hengbao Co. Ltd., Class A	21,900	45,819
	Hengdian Group Tospo Lighting Co. Ltd., Class A	17,600	46,675
	Hengtong Logistics Co. Ltd., Class A	85,200	112,773
	HG Technologies Co. Ltd., Class A	25,450	60,003
*	Hi Sun Technology China Ltd.	657,000	36,607
	Hichain Logistics Co. Ltd., Class A	18,500	57,313
*	Hiconics Eco-energy Technology Co. Ltd., Class A	78,500	74,188
	Hiecise Precision Equipment Co. Ltd., Class A	20,200	94,984
*	High Templar Tech Ltd., Sponsored ADR	276,975	656,431
		Shares	Value»
CHINA — (Continued)
	Hisense Home Appliances Group Co. Ltd., Class H	1,325,000	$3,900,494
*	Hitevision Co. Ltd., Class A	39,400	149,106
	HitGen, Inc., Class A	41,970	176,858
*	HNA Technology Co. Ltd., Class A	393,400	212,481
	Hongli Zhihui Group Co. Ltd., Class A	79,400	89,419
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	244,880	123,953
#*	Hopson Development Holdings Ltd.	4,531,026	1,527,215
	Horizon Construction Development Ltd.	2,630,591	305,124
	Hoymiles Power Electronics, Inc., Class A	16,187	268,209
*Ω	Hua Medicine	684,500	295,056
	Huabao Flavours & Fragrances Co. Ltd., Class A	8,500	20,646
	Huabao International Holdings Ltd.	951,000	542,647
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	91,100	64,677
	Huadian Heavy Industries Co. Ltd., Class A	189,000	246,321
#	Huadian Power International Corp. Ltd., Class H	3,826,000	2,080,557
*	Huafu Fashion Co. Ltd., Class A	318,552	230,540
*	Huakai Yibai Technology Co. Ltd., Class A	39,400	75,110
	Huangshan Novel Co. Ltd., Class A	101,840	166,966
	Huangshan Tourism Development Co. Ltd., Class A	89,300	155,616
	Huapont Life Sciences Co. Ltd., Class A	213,300	155,674
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	643,900	1,368,374
197

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	297,100	$209,163
	Hubei Chutian Smart Communication Co. Ltd., Class A	303,300	170,664
	Hubei Huitian New Materials Co. Ltd., Class A	37,400	63,304
	Hubei Zhenhua Chemical Co. Ltd., Class A	77,480	401,443
	Huishang Bank Corp. Ltd., Class H	1,391,000	914,192
*	Huizhou CEE Technology, Inc., Class A	75,100	131,138
	Hunan Aihua Group Co. Ltd., Class A	32,600	95,105
*	Hunan Corun New Energy Co. Ltd., Class A	382,300	427,740
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	370,100	237,500
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	266,380	241,657
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	47,200	88,997
*	Hunan Kaimeite Gases Co. Ltd., Class A	63,400	185,167
*	Hunan New Wellful Co. Ltd., Class A	157,200	129,375
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	191,100	245,505
	Hunan Zhongke Electric Co. Ltd., Class A	19,000	58,669
#*	HUTCHMED China Ltd. 13 HK	1,089,000	2,962,754
#*	HUTCHMED China Ltd. HCM US, ADR	3,324	44,675
	HUYA, Inc., ADR	160,771	504,821
*Ω	Hygeia Healthcare Holdings Co. Ltd.	400,200	589,156
*	HyUnion Holding Co. Ltd., Class A	244,800	262,509
		Shares	Value»
CHINA — (Continued)
*	IAT Automobile Technology Co. Ltd., Class A	76,200	$110,102
*	ImmuneOnco Biopharmaceuticals Shanghai, Class H	2,400	1,449
*	Inkeverse Group Ltd.	634,000	55,474
*	INKON Life Technology Co. Ltd., Class A	109,700	181,493
	Inmyshow Digital Technology Group Co. Ltd., Class A	341,900	299,516
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	40,009
*Ω	InnoCare Pharma Ltd., Class H	1,068,000	1,890,571
	Innuovo Technology Co. Ltd., Class A	81,100	109,946
*	Insigma Technology Co. Ltd., Class A	171,400	220,962
	Inspur Digital Enterprise Technology Ltd.	746,000	216,989
*	Inspur Software Co. Ltd., Class A	37,600	91,058
	Intron Technology Holdings Ltd.	316,000	74,058
#*	iQIYI, Inc., ADR	717,125	846,207
	IReader Technology Co. Ltd., Class A	87,800	322,599
*	J&T Global Express Ltd.	4,241,400	5,310,823
	Jack Technology Co. Ltd., Class A	5,700	33,040
	Jade Bird Integrated Technologies Co. Ltd.	165,360	293,857
	Jafron Biomedical Co. Ltd., Class A	86,000	240,227
	Jangho Group Co. Ltd., Class A	203,600	286,023
*Ω	JD Logistics, Inc.	2,716,800	5,291,214
*Ω	Jenscare Scientific Co. Ltd., Class H	118,200	148,614
*	Jia Yao Holdings Ltd.	81,000	85,914
	Jiajiayue Group Co. Ltd., Class A	76,400	121,168
	Jiang Su Suyan Jingshen Co. Ltd., Class A	150,100	239,331
198

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangling Motors Corp. Ltd., Class A	66,000	$181,714
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	17,500	155,002
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	227,700	202,154
*	Jiangsu Baichuan High-tech New Materials Co. Ltd., Class A	63,000	95,713
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	61,600	206,633
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	18,000	347,926
	Jiangsu Changbao Steeltube Co. Ltd., Class A	76,200	100,256
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	42,900	123,142
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	53,600	106,120
	Jiangsu Chint Power Technology Co. Ltd., Class A	39,000	166,370
*	Jiangsu Dagang Co. Ltd., Class A	124,600	302,982
	Jiangsu Etern Co. Ltd., Class A	66,700	416,879
	Jiangsu Expressway Co. Ltd., Class H	542,000	737,466
*	Jiangsu General Science Technology Co. Ltd., Class A	203,700	139,144
	Jiangsu Gian Technology Co. Ltd., Class A	35,200	215,477
	Jiangsu Guomao Reducer Co. Ltd., Class A	87,800	202,857
	Jiangsu Guotai International Group Co. Ltd., Class A	69,300	91,232
		Shares	Value»
CHINA — (Continued)
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	23,900	$219,261
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	182,200	201,092
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	376,500	152,848
	Jiangsu Hongtian Technology Co. Ltd., Class A	19,400	147,992
	Jiangsu Huachang Chemical Co. Ltd., Class A	177,400	175,272
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	70,000	264,774
	Jiangsu Huaxicun Co. Ltd., Class A	95,671	100,905
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	277,100	185,579
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	22,171	91,210
	Jiangsu Jiuding New Material Co. Ltd.	70,800	139,203
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	100,940	199,191
	Jiangsu Lianyungang Port Co. Ltd., Class A	134,600	94,339
	Jiangsu Linyang Energy Co. Ltd., Class A	257,200	229,550
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	83,200	408,707
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	120,700	145,113
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	78,700	130,853
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	164,300	239,458
199

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	98,100	$94,236
	Jiangsu Rongtai Industry Co. Ltd., Class A	28,300	135,988
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	466,700	174,176
	Jiangsu Shentong Valve Co. Ltd., Class A	86,100	203,799
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	140,200	159,558
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	76,873	837,739
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	14,784	161,112
	Jiangsu Soho High Hope Group Corp., Class A	428,400	179,489
*	Jiangsu Sopo Chemical Co., Class A	92,401	111,855
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	262,221	190,779
	Jiangsu ToLand Alloy Co. Ltd., Class A	23,300	134,394
*	Jiangsu Transimage Technology Co. Ltd., Class A	34,900	132,362
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	161,700	192,784
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	275,200	183,780
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	412,100	162,470
*	Jiangsu Zongyi Co. Ltd., Class A	130,900	147,164
		Shares	Value»
CHINA — (Continued)
	Jiangxi Bank Co. Ltd., Class H	1,112,500	$98,087
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	115,900	161,670
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	75,500	214,756
	Jiangxi Ganneng Co. Ltd., Class A	161,100	295,287
	Jiangxi Ganyue Expressway Co. Ltd., Class A	264,600	171,757
	Jiangxi Guotai Group Co. Ltd., Class A	121,900	247,936
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	56,200	102,868
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	46,460	192,172
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	79,100	110,592
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	60,300	231,234
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	63,900	233,156
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	243,200	130,272
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	108,234	212,200
*	Jihua Group Corp. Ltd., Class A	515,900	221,198
*	Jilin Chemical Fibre, Class A	419,602	314,448
	Jilin OLED Material Tech Co. Ltd., Class A	23,525	153,302
*	Jilin Quanyangquan Co. Ltd., Class A	90,200	109,576
*	Jinbei Automotive Co. Ltd., Class A	217,100	128,071
200

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*††	Jinchuan Group International Resources Co. Ltd.	7,638,000	$117,020
	Jinghua Pharmaceutical Group Co. Ltd., Class A	144,900	159,968
	Jingjin Equipment, Inc., Class A	141,400	388,325
	Jinhong Gas Co. Ltd., Class A	61,973	317,807
	Jinhui Liquor Co. Ltd., Class A	53,400	138,899
*	JinJian Cereals Industry Co. Ltd., Class A	57,500	57,325
	JinkoSolar Holding Co. Ltd., ADR	129,309	3,019,365
	Jinlei Technology Co. Ltd., Class A	66,900	297,763
	Jinlongyu Group Co. Ltd., Class A	99,400	394,646
	Jinmao Property Services Co. Ltd.	302,279	99,208
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	298,110
	Jinneng Science&Technology Co. Ltd., Class A	103,400	101,737
#*Ω	Jinxin Fertility Group Ltd.	3,915,500	1,200,419
	Jinzai Food Group Co. Ltd., Class A	76,700	126,806
*	Jinzhou Yongshan Lithium Co. Ltd., Class A	34,700	99,186
	JiuGui Liquor Co. Ltd., Class A	38,100	238,641
#Ω	Jiumaojiu International Holdings Ltd.	481,000	107,770
	Jiuzhitang Co. Ltd., Class A	76,900	108,835
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	224,800	560,396
	JNBY Design Ltd.	631,000	1,723,916
#Ω	Joinn Laboratories China Co. Ltd., Class H	140,700	389,337
		Shares	Value»
CHINA — (Continued)
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	201,100	$300,244
	Jones Tech PLC, Class A	24,760	198,375
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	72,700	221,491
	Joyoung Co. Ltd., Class A	92,000	146,986
	JOYY, Inc., ADR	46,746	2,757,547
	JS Corrugating Machinery Co. Ltd., Class A	95,000	143,856
#*Ω	JS Global Lifestyle Co. Ltd.	1,699,000	373,406
	JSTI Group, Class A	113,500	112,789
#*	Ju Teng International Holdings Ltd.	1,932,000	998,991
	Jutze Intelligent Technology Co. Ltd., Class A	31,800	93,947
*Ω	JW Cayman Therapeutics Co. Ltd.	5,500	1,644
	Kailuan Energy Chemical Co. Ltd., Class A	149,900	129,368
	Kaishan Group Co. Ltd., Class A	73,500	332,734
	Kanzhun Ltd.	97,400	653,214
	KEDE Numerical Control Co. Ltd., Class A	23,357	207,419
*	Keep, Inc.	384,600	147,909
	Keeson Technology Corp. Ltd., Class A	37,900	94,121
	Keli Motor Group Co. Ltd., Class A	133,500	203,451
	Keli Sensing Technology Ningbo Co. Ltd., Class A	29,700	245,306
	Keshun Waterproof Technologies Co. Ltd., Class A	129,100	128,800
	Kidswant Children Products Co. Ltd., Class A	150,300	195,401
	Kinco Automation Shanghai Co. Ltd., Class A	7,843	124,253
201

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Kinetic Development Group Ltd.	4,804,000	$1,433,029
	Kingboard Holdings Ltd.	2,259,921	12,810,910
	Kingboard Laminates Holdings Ltd.	3,510,500	15,671,430
*	Kingdee International Software Group Co. Ltd.	4,900,000	5,421,028
*	Kingsignal Technology Co. Ltd., Class A	51,200	111,072
#*	Kingsoft Cloud Holdings Ltd.	1,882,000	1,897,756
#	Kingsoft Corp. Ltd.	477,000	1,409,081
	KPC Pharmaceuticals, Inc., Class A	95,000	132,354
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	75,100	197,157
	Kuangda Technology Group Co. Ltd., Class A	287,400	256,165
	Kunlun Energy Co. Ltd.	5,972,000	5,747,128
	Kunming Chuan Jin Nuo Chemical Co. Ltd., Class A	33,300	123,783
	Kunshan Dongwei Technology Co. Ltd., Class A	47,829	430,164
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	36,820	280,488
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	55,100	88,222
*	Kyland Technology Co. Ltd., Class A	104,600	285,381
	Lancy Co. Ltd., Class A	80,100	189,491
*	Landai Technology Group Corp. Ltd., Class A	85,300	118,172
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	156,100	193,492
	Laobaixing Pharmacy Chain JSC, Class A	85,300	175,234
	Launch Tech Co. Ltd., Class H	273,500	276,834
	Lee & Man Chemical Co. Ltd.	528,785	331,325
		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	2,361,000	$1,021,520
*Ω	Legend Holdings Corp., Class H	1,319,300	1,603,686
*	Leoch Energy, Inc.	720	6,142
	Leoch International Technology Ltd.	36,000	4,268
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	68,400	188,187
#	LexinFintech Holdings Ltd., ADR	8,846	18,665
	Li Ning Co. Ltd.	5,678,000	14,782,494
*	LianChuang Electronic Technology Co. Ltd., Class A	30,400	34,372
	Lianhe Chemical Technology Co. Ltd., Class A	81,400	197,546
#*	Lianlian DigiTech Co. Ltd., Class H	227,500	164,808
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	55,700	95,637
	Liaoning Chengda Biotechnology Co. Ltd., Class A	51,643	174,352
	Liaoning Energy Industry Co. Ltd., Class A	164,000	95,664
	Liaoning Port Co. Ltd., Class H	968,000	106,809
	Lier Chemical Co. Ltd., Class A	149,980	283,975
*	Lifetech Scientific Corp.	8,522,000	2,361,071
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	179,591
	Lily Group Co. Ltd., Class A	46,500	114,294
*	Linewell Software Co. Ltd., Class A	61,500	81,045
#	Lingbao Gold Group Co. Ltd., Class H	870,000	2,338,937
#Ω	Linklogis, Inc., Class B	2,001,500	625,461
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	189,711
	Livzon Pharmaceutical Group, Inc., Class H	622,403	2,237,379
202

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	17,800	$55,969
*	Long Yuan Construction Group Co. Ltd., Class A	180,600	52,592
#Ω	Longfor Group Holdings Ltd.	2,779,114	2,877,570
	Longhua Technology Group Luoyang Co. Ltd., Class A	189,100	293,544
	Longyan Zhuoyue New Energy Co. Ltd., Class A	7,470	57,685
	Lonking Holdings Ltd.	5,962,000	2,537,996
	Lontium Semiconductor Corp., Class A	21,565	253,149
*	Lotus Holdings Co. Ltd.	164,799	259,724
	Lucky Harvest Co. Ltd., Class A	34,190	148,125
*††	Lumena Newmat	363,249	0
	Luolai Lifestyle Technology Co. Ltd., Class A	106,300	175,258
	Luoniushan Co. Ltd., Class A	125,428	121,084
	Lushang Freda Pharmaceutical Co. Ltd., Class A	161,500	155,014
	Luxin Venture Capital Group Co. Ltd., Class A	109,200	348,951
	Luyang Energy-Saving Materials Co. Ltd.	94,900	137,422
*Ω	Luye Pharma Group Ltd.	4,823,500	1,593,348
	Luyuan Group Holding Cayman Ltd.	81,500	126,849
	Lygend Resources & Technology Co. Ltd.-H, Class H	160,800	246,373
*	Maanshan Iron & Steel Co. Ltd., Class H	3,244,048	1,056,921
	Maccura Biotechnology Co. Ltd., Class A	106,861	164,593
*	Malion New Materials Co. Ltd., Class A	83,800	143,547
	Maxvision Technology Corp., Class A	39,800	314,895
		Shares	Value»
CHINA — (Continued)
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	42,200	$160,997
#Ω	Medlive Technology Co. Ltd.	344,500	381,812
	MeiG Smart Technology Co. Ltd., Class A	44,800	257,168
#Ω	Meitu, Inc.	5,321,000	2,865,017
	Mesnac Co. Ltd., Class A	196,900	195,952
#	Metallurgical Corp. of China Ltd., Class H	2,108,000	429,887
	M-Grass Ecology & Environment Group Co. Ltd., Class A	384,500	205,350
#*Ω	Microport Cardioflow Medtech Corp.	669,200	206,945
#	MicroPort NeuroScientific Corp.	319,224	425,004
*	Microport Scientific Corp.	1,702,100	1,911,954
Ω	Midea Real Estate Holding Ltd.	311,000	129,374
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	28,971	241,564
#	Ming Yuan Cloud Group Holdings Ltd.	1,847,000	497,781
*	Mingfa Group International Co. Ltd.	260,000	3,075
	MINISO Group Holding Ltd.	440,600	1,625,745
*	Minmetals Development Co. Ltd., Class A	196,200	321,141
	Minth Group Ltd.	1,963,000	8,584,737
*	Miracle Automation Engineering Co. Ltd., Class A	14,000	47,903
	Miracll Chemicals Co. Ltd., Class A	43,640	114,173
	MLS Co. Ltd., Class A	197,100	274,713
*	MMG Ltd.	8,402,598	9,065,443
*Ω	Mobvista, Inc.	968,000	2,024,129
	Monalisa Group Co. Ltd., Class A	12,800	20,354
203

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Montnets Cloud Technology Group Co. Ltd., Class A	77,800	$108,391
	Moon Environment Technology Co. Ltd., Class A	88,980	326,708
	Morimatsu International Holdings Co. Ltd.	612,000	549,685
	Motic Xiamen Electric Group Co. Ltd., Class A	29,500	66,362
	MYS Group Co. Ltd., Class A	174,100	86,787
	Nancal Technology Co. Ltd., Class A	43,300	250,269
*	Nanfang Pump Industry Co. Ltd., Class A	318,400	226,554
	Nanhua Futures Co. Ltd., Class A	51,500	158,489
	NanJi E-Commerce Co. Ltd., Class A	258,000	114,621
	Nanjing Cosmos Chemical Co. Ltd., Class A	62,500	127,949
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,300	422,291
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	47,907	64,538
	Nanjing Pharmaceutical Group Co. Ltd.	244,800	189,625
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	241,200	240,627
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	77,905	330,798
	Natural Food International Holding Ltd.	452,000	98,440
#	NetDragon Websoft Holdings Ltd.	250,500	276,993
#*Ω	NetEase Cloud Music, Inc.	156,250	2,307,470
	Neusoft Corp., Class A	148,800	193,475
		Shares	Value»
CHINA — (Continued)
	New Guomai Digital Culture Co. Ltd., Class A	78,400	$142,837
*	New Journey Health Technology Group Co. Ltd., Class A	554,900	188,447
	New Trend International Logis-Tech Co. Ltd., Class A	52,700	88,782
#*	Newborn Town, Inc.	1,330,000	1,568,328
	Nexteer Automotive Group Ltd.	634,000	393,878
*	Nine Dragons Paper Holdings Ltd.	3,319,000	2,695,423
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	20,400	20,958
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	60,200	106,452
	Ningbo Exciton Technology Co. Ltd., Class A	32,800	91,713
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	72,600	213,722
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	16,600	139,716
	Ningbo Menovo Pharmaceutical Co. Ltd., Class A	24,000	220,683
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,600	138,988
*	Ningbo Solartron Technology Co. Ltd., Class A	22,535	59,184
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	55,800	274,673
	Ningbo Yongxin Optics Co. Ltd., Class A	21,000	354,416
	Ningbo Yunsheng Co. Ltd., Class A	118,900	232,579
	Ningxia Building Materials Group Co. Ltd., Class A	84,200	159,298
204

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	33,700	$217,602
	Ningxia Western Venture Industrial Co. Ltd., Class A	265,100	182,540
*	Niu Technologies, Sponsored ADR	15,777	48,909
	NKY Medical Holdings Ltd., Class A	84,300	234,179
	Noah Holdings Ltd., Sponsored ADR	52,669	548,284
	North Chemical Industries Co. Ltd., Class A	44,800	159,617
	North China Pharmaceutical Co. Ltd., Class A	171,300	130,905
*	North Electro-Optic Co. Ltd., Class A	57,200	183,244
	North Huajin Chemical Industries Co. Ltd., Class A	272,000	226,741
	Northeast Pharmaceutical Group Co. Ltd., Class A	217,203	157,008
	Novoray Corp., Class A	3,272	42,169
*	NSFOCUS Technologies Group Co. Ltd., Class A	95,400	103,135
*	Nuode New Materials Co. Ltd., Class A	306,700	485,216
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	42,800	39,894
#*Ω	Ocumension Therapeutics	478,000	454,547
#	Onewo, Inc., Class H	311,100	673,617
	Opple Lighting Co. Ltd., Class A	46,400	137,889
	OPT Machine Vision Tech Co. Ltd., Class A	12,615	202,830
	ORG Technology Co. Ltd., Class A	306,700	247,522
	Orient International Enterprise Ltd., Class A	148,200	153,488
#	Orient Overseas International Ltd.	228,500	3,989,174
		Shares	Value»
CHINA — (Continued)
*	Oriental Energy Co. Ltd., Class A	213,400	$251,460
#*	OSL Group Ltd.	706,500	1,135,622
*	Ourpalm Co. Ltd., Class A	101,800	74,809
	Ovctek China, Inc., Class A	45,600	96,463
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	117,700	205,930
*	PCI Technology Group Co. Ltd., Class A	249,500	195,891
*Ω	Peijia Medical Ltd.	760,000	604,465
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	0
*	Pengxin International Mining Co. Ltd., Class A	185,200	224,224
*	Perennial Energy Holdings Ltd.	40,000	5,123
#*	Phancy Group Co. Ltd., Class H	304,300	1,467,189
	PharmaBlock Sciences Nanjing, Inc., Class A	30,200	176,743
Ω	Pharmaron Beijing Co. Ltd., Class H	754,500	2,037,022
*	Phenix Optical Co. Ltd., Class A	25,200	71,826
	PhiChem Corp., Class A	82,131	368,270
#*Ω	Ping An Healthcare & Technology Co. Ltd.	2,757,658	3,814,052
	PNC Process Systems Co. Ltd., Class A	59,680	218,820
*	Polaris Bay Group Co. Ltd., Class A	269,000	247,900
	Poly Property Group Co. Ltd.	4,407,500	1,089,641
	Poly Property Services Co. Ltd., Class H	142,200	569,681
*	Pony Testing International Group Co. Ltd., Class A	47,200	66,859
*	Porton Pharma Solutions Ltd., Class A	106,500	333,246
205

The Emerging Markets Small Cap Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Pou Sheng International Holdings Ltd.	3,276,806	$163,343
Precision Tsugami China Corp. Ltd.	128,000	788,921
Prinx Chengshan Holdings Ltd.	256,000	261,792
Pulike Biological Engineering, Inc., Class A	20,800	36,470
Puyang Huicheng Electronic Material Co. Ltd., Class A	9,700	20,792
PW Medtech Group Ltd.	859,000	124,241
Q Technology Group Co. Ltd.	1,418,000	1,488,119
Qfin Holdings, Inc., ADR	108,615	1,420,684
Qianhe Condiment & Food Co. Ltd., Class A	158,650	212,734
Qiming Information Technology Co. Ltd., Class A	49,800	129,158
Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	197,600	322,600
Qingdao Citymedia Co. Ltd., Class A	32,400	30,033
Qingdao East Steel Tower Stock Co. Ltd., Class A	32,100	113,200
Qingdao Eastsoft Communication Technology Co. Ltd., Class A	86,722	165,762
Qingdao Gaoce Technology Co. Ltd., Class A	114,045	224,104
Qingdao Gon Technology Co. Ltd., Class A	2,600	20,181
Qingdao Haier Biomedical Co. Ltd., Class A	37,811	173,993
Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	43,714	89,452
		Shares	Value»
CHINA — (Continued)
	Qingdao NovelBeam Technology Co. Ltd., Class A	10,727	$173,125
Ω	Qingdao Port International Co. Ltd., Class H	1,097,000	1,073,577
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	81,000	96,079
*	Qingling Motors Co. Ltd., Class H	762,000	100,925
	Qinhuangdao Port Co. Ltd., Class H	1,932,500	611,575
*	QuakeSafe Technologies Co. Ltd., Class A	10,100	34,646
	Queclink Wireless Solutions Co. Ltd., Class A	71,900	154,886
	Quick Intelligent Equipment Co. Ltd., Class A	58,300	401,831
*	Quzhou DFP New Material Group Co. Ltd.	262,400	174,541
	Rainbow Digital Commercial Co. Ltd., Class A	142,400	114,942
	Rayhoo Motor Dies Co. Ltd., Class A	36,300	159,915
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	925,120	167,109
	Renhe Pharmacy Co. Ltd., Class A	253,900	211,672
*	REPT BATTERO Energy Co. Ltd., Class H	345,800	783,590
	Rianlon Corp., Class A	38,750	246,706
	Richinfo Technology Co. Ltd., Class A	22,000	73,082
	Riyue Heavy Industry Co. Ltd., Class A	123,600	231,422
	Rizhao Port Co. Ltd., Class A	359,300	155,834
#*	RoboSense Technology Co. Ltd.	299,200	1,282,908
	Ruida Futures Co. Ltd., Class A	68,700	250,623
206

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ruifeng Power Group Co. Ltd.	34,000	$42,621
	Runjian Co. Ltd., Class A	25,000	219,783
	Sanchuan Wisdom Technology Co. Ltd., Class A	93,400	85,994
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	166,700	167,799
	Sanjiang Shopping Club Co. Ltd., Class A	60,900	121,605
	Sanquan Food Co. Ltd., Class A	103,400	217,869
*	Sansteel Minguang Co. Ltd. Fujian, Class A	247,900	124,588
	Sansure Biotech, Inc., Class A	72,284	181,779
*	Sanwei Holding Group Co. Ltd., Class A	83,600	137,901
	Sany Heavy Equipment International Holdings Co. Ltd.	4,159,000	5,748,931
#*	Seazen Group Ltd.	5,392,571	1,536,480
	SF Diamond Co. Ltd., Class A	30,100	128,699
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	332,700	169,663
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	116,000	162,005
*	Shaanxi Heimao Coking Co. Ltd., Class A	352,600	207,825
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	109,500	127,387
	Shandong Bohui Paper Industrial Co. Ltd., Class A	166,103	154,615
*	Shandong Chenming Paper Holdings Ltd., Class H	72,000	9,467
	Shandong Dawn Polymer Co. Ltd., Class A	79,900	352,629
	Shandong Denghai Seeds Co. Ltd., Class A	151,100	226,478
		Shares	Value»
CHINA — (Continued)
*	Shandong Haihua Co. Ltd., Class A	134,000	$116,854
	Shandong Head Group Co. Ltd., Class A	40,100	157,235
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	235,600	191,287
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,200	104,019
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	41,100	93,710
	Shandong Jinjing Science & Technology Co. Ltd., Class A	246,800	212,856
	Shandong Lukang Pharma, Class A	169,300	202,166
	Shandong New Beiyang Information Technology Co. Ltd., Class A	85,500	92,615
*	Shandong Oriental Ocean Sci-Tech Co. Ltd., Class A	62,500	18,848
	Shandong Pharmaceutical Glass Co. Ltd., Class A	82,400	225,108
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,391,600	2,376,226
	Shandong WIT Dyne Health Co. Ltd., Class A	43,400	184,158
	Shandong Xiantan Group Co. Ltd.	148,800	139,655
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	460,946
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	134,000	220,183
	Shanghai Acrel Co. Ltd., Class A	27,600	98,165
207

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	101,800	$217,353
*	Shanghai AJ Group Co. Ltd., Class A	272,700	193,135
	Shanghai AtHub Co. Ltd., Class A	15,333	83,470
	Shanghai Bailian Group Co. Ltd., Class A	190,000	230,225
	Shanghai Baolong Automotive Corp., Class A	24,400	121,384
	Shanghai Baosteel Packaging Co. Ltd., Class A	213,800	161,564
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	112,400	57,691
	Shanghai Bright Meat Group Co. Ltd., Class A	169,000	145,809
#	Shanghai Chicmax Cosmetic Co. Ltd., Class H	124,600	749,914
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	139,200	263,573
	Shanghai Datun Energy Resources Co. Ltd., Class A	96,200	195,733
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	413,000	161,462
	Shanghai Environment Group Co. Ltd., Class A	149,986	180,010
*	Shanghai Feilo Acoustics Co. Ltd., Class A	243,400	245,957
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	67,800	96,915
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	783,500	1,922,965
		Shares	Value»
CHINA — (Continued)
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	779,000	$3,893,209
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	347,000	125,868
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	18,100	157,359
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	197,096
	Shanghai Gench Education Group Ltd.	65,500	17,290
	Shanghai Gentech Co. Ltd., Class A	51,384	246,336
*	Shanghai Golden Bridge InfoTech Co. Ltd., Class A	13,900	27,444
	Shanghai Haixin Group Co., Class A	75,700	92,653
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	76,600	310,885
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	22,400	63,500
*Ω	Shanghai Henlius Biotech, Inc., Class H	160,100	1,537,222
*	Shanghai Industrial Development Co. Ltd., Class A	323,300	251,008
#	Shanghai Industrial Holdings Ltd.	865,000	1,702,861
*	Shanghai INT Medical Instruments Co. Ltd., Class H	152,200	766,245
	Shanghai Jahwa United Co. Ltd., Class A	81,300	240,005
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	100,200	151,513
208

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	194,559	$165,130
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	46,489	152,129
	Shanghai Liangxin Electrical Co. Ltd., Class A	153,265	260,603
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	9,142	136,980
*	Shanghai Milkground Food Tech Co. Ltd., Class A	77,599	235,024
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	24,900	30,374
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,208,500	1,820,874
	Shanghai Pioneer Holding Ltd.	1,330,000	385,540
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	248,063
	Shanghai QiFan Cable Co. Ltd., Class A	32,200	172,186
	Shanghai Runda Medical Technology Co. Ltd., Class A	45,300	89,355
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	256,012	181,819
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	164,400	231,245
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	140,900	263,945
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	110,200	161,953
		Shares	Value»
CHINA — (Continued)
	Shanghai Yaoji Technology Co. Ltd., Class A	53,833	$161,926
	Shanghai Yct Electronics Group Co. Ltd., Class A	16,120	139,836
	Shanghai Zhezhong Group Co. Ltd., Class A	48,500	126,345
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	389,681
	Shantou Wanshun New Material Group Co. Ltd., Class A	83,800	120,222
	Shanxi Blue Flame Holding Co. Ltd., Class A	181,300	243,493
	Shanxi Coking Co. Ltd., Class A	220,800	139,142
*	Shanxi Guoxin Energy Corp. Ltd., Class A	189,860	100,058
	Shanxi Hi-speed Group Co. Ltd., Class A	189,200	139,704
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	198,900	206,274
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	196,000	96,323
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	93,500	78,601
	Shengda Resources Co. Ltd., Class A	51,307	276,705
	Shenma Industry Co. Ltd., Class A	201,400	226,289
	Shenzhen Absen Optoelectronic Co. Ltd., Class A	28,700	68,947
	Shenzhen Agricultural Power Group Co. Ltd., Class A	246,021	266,280
	Shenzhen Airport Co. Ltd., Class A	238,400	249,277
*	Shenzhen Baoming Technology Co. Ltd., Class A	16,500	127,091
209

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	109,100	$222,999
	Shenzhen Bingchuan Network Co. Ltd., Class A	16,500	64,622
	Shenzhen BSC Technology Co. Ltd., Class A	22,340	107,823
	Shenzhen Center Power Tech Co. Ltd., Class A	68,300	277,636
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	178,215
	Shenzhen Changhong Technology Co. Ltd., Class A	66,900	173,793
	Shenzhen Click Technology Co. Ltd., Class A	111,600	316,748
*	Shenzhen Clou Electronics Co. Ltd., Class A	153,400	156,928
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	561,992
	Shenzhen Comix Group Co. Ltd., Class A	62,300	63,194
	Shenzhen Desay Battery Technology Co., Class A	43,574	186,299
*	Shenzhen Dynanonic Co. Ltd., Class A	24,238	257,068
#	Shenzhen Expressway Corp. Ltd., Class H	2,482,400	2,347,776
	Shenzhen Farben Information Technology Co. Ltd., Class A	52,900	144,684
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	301,000	131,491
*	Shenzhen Fenda Technology Co. Ltd., Class A	117,200	90,069
		Shares	Value»
CHINA — (Continued)
	Shenzhen Forms Syntron Information Co. Ltd.	49,800	$208,307
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	88,000	95,064
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	138,600	297,968
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	238,000	147,565
#	Shenzhen International Holdings Ltd.	4,712,256	4,466,958
#*	Shenzhen Investment Ltd.	10,091,720	1,060,216
	Shenzhen Invt Electric Co. Ltd., Class A	91,100	104,472
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	112,798
*	Shenzhen Jinjia Group Co. Ltd., Class A	176,500	98,232
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	237,200	309,434
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	93,800	202,470
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	123,100	189,927
	Shenzhen Leaguer Co. Ltd., Class A	211,200	264,585
	Shenzhen Lifotronic Technology Co. Ltd., Class A	76,939	147,197
	Shenzhen Longtech Smart Control Co. Ltd., Class A	6,700	36,813
	Shenzhen Microgate Technology Co. Ltd., Class A	175,100	320,755
210

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	264,600	$97,738
	Shenzhen Noposin Crop Science Co. Ltd., Class A	201,300	323,013
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	108,000	22,763
	Shenzhen Qingyi Photomask Ltd., Class A	49,231	224,143
	Shenzhen SEG Co. Ltd., Class A	113,400	136,387
	Shenzhen Sinexcel Electric Co. Ltd., Class A	60,400	414,981
	Shenzhen Sunline Tech Co. Ltd., Class A	149,700	259,778
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	12,800	58,177
	Shenzhen Tagen Group Co. Ltd., Class A	454,710	234,617
	Shenzhen Topraysolar Co. Ltd., Class A	114,700	92,138
	Shenzhen Topway Video Communication Co. Ltd., Class A	142,600	152,957
	Shenzhen United Winners Laser Co. Ltd., Class A	46,617	195,612
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,500	122,446
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	121,700	291,257
	Shenzhou International Group Holdings Ltd.	727,300	4,433,198
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	9,748	165,580
	Shinva Medical Instrument Co. Ltd., Class A	79,400	160,163
		Shares	Value»
CHINA — (Continued)
	Shoucheng Holdings Ltd.	6,317,600	$1,313,849
	Shougang Fushan Resources Group Ltd.	5,749,565	2,039,705
††	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	2,762
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	295,800	264,139
	Shui On Land Ltd.	6,376,643	433,078
*	Sichuan Chengfei Integration Technology Corp., Class A	93,300	405,574
	Sichuan EM Technology Co. Ltd., Class A	63,200	365,065
#	Sichuan Expressway Co. Ltd., Class H	3,234,000	2,436,084
	Sichuan Furong Technology Co. Ltd., Class A	70,520	111,853
*	Sichuan Haite High-tech Co. Ltd., Class A	138,776	256,779
	Sichuan Injet Electric Co. Ltd., Class A	51,100	370,842
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	166,656
*	Sichuan Lutianhua Co. Ltd., Class A	277,700	198,395
	Sichuan Teway Food Group Co. Ltd., Class A	164,132	411,917
#	Sihuan Pharmaceutical Holdings Group Ltd.	7,416,000	1,213,710
	SIIC Environment Holdings Ltd. (807 HK)	128,000	17,681
Ω	Simcere Pharmaceutical Group Ltd.	1,299,000	1,971,482
*	Sinic Holdings Group Co. Ltd.	235,000	0
211

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sino Biopharmaceutical Ltd.	2,624,000	$1,826,471
*	Sino GeoPhysical Co. Ltd., Class A	38,100	243,636
	Sino Wealth Electronic Ltd., Class A	29,600	119,170
	Sinocare, Inc., Class A	56,785	138,312
	Sinofert Holdings Ltd.	6,383,327	1,277,407
	Sinomach Automobile Co. Ltd., Class A	202,000	179,766
	Sinomach Precision Industry Group Co. Ltd., Class A	51,400	394,807
	Sinopec Engineering Group Co. Ltd., Class H	3,836,500	3,083,885
#	Sinopec Kantons Holdings Ltd.	3,076,000	1,599,868
*	Sinopec Oilfield Equipment Corp., Class A	170,200	181,685
#*	Sinopec Oilfield Service Corp., Class H	6,360,000	665,267
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,842,000	1,140,656
	Sinopharm Group Co. Ltd., Class H	2,624,400	6,242,822
	Sinoseal Holding Co. Ltd., Class A	35,100	174,527
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	300,776
	Sinosteel New Materials Co. Ltd., Class A	124,300	176,652
	Sinotrans Ltd., Class H	7,449,000	4,860,306
	Sinotruk Hong Kong Ltd.	1,934,000	9,512,778
	Sirio Pharma Co. Ltd., Class A	38,841	110,939
	Skyworth Digital Co. Ltd., Class A	134,600	250,937
*	Skyworth Group Ltd.	1,222,000	982,465
	Snowsky Salt Industry Group Co. Ltd., Class A	198,412	201,339
#*	SOHO China Ltd.	2,844,000	161,839
		Shares	Value»
CHINA — (Continued)
	Soho Holly Futures Co. Ltd., Class H	94,000	$34,616
	Sokan New Materials Group Co. Ltd., Class A	15,995	84,468
	Solareast Holdings Co. Ltd., Class A	86,400	106,237
	Sonoscape Medical Corp., Class A	19,308	68,995
*	South Manganese Investment Ltd.	1,351,000	92,053
	Southern Publishing & Media Co. Ltd., Class A	117,500	215,387
#*	So-Young International, Inc., ADR	92,433	279,148
#	SSY Group Ltd.	5,457,152	1,606,450
	Stanley Agricultural Group Co. Ltd., Class A	223,700	358,591
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	230,400	196,818
#*	Star Plus Legend Holdings Ltd., Class H	389,000	282,885
	Sufa Technology Industry Co. Ltd. CNNC, Class A	88,000	256,972
	Sumavision Technologies Co. Ltd., Class A	245,300	200,224
#	Sun Art Retail Group Ltd.	3,105,000	577,768
*	Sun Create Electronics Co. Ltd., Class A	30,100	101,864
	Sun King Technology Group Ltd.	3,180,000	657,503
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,000	54,898
	Sunny Optical Technology Group Co. Ltd.	988,200	8,135,465
	Sunrise Group Co. Ltd., Class A	80,700	87,728
#*	Sunshine Lake Pharma Co. Ltd., Class H	215,847	1,135,274
212

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunstone Development Co. Ltd., Class A	54,200	$198,615
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	396,925
	Sunyard Technology Co. Ltd., Class A	28,800	53,745
	Suofeiya Home Collection Co. Ltd., Class A	57,600	101,340
	Suzhou Anjie Technology Co. Ltd., Class A	151,900	368,194
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	353,100	305,691
	Suzhou Good-Ark Electronics Co. Ltd., Class A	99,900	171,657
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	165,900	198,271
	Suzhou Secote Precision Electronic Co. Ltd., Class A	46,300	368,598
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	71,200	163,108
	Suzhou Sushi Testing Group Co. Ltd., Class A	90,200	225,580
	Suzhou TZTEK Technology Co. Ltd., Class A	37,593	397,896
*	SVG Optronics Co. Ltd., Class A	21,000	163,906
#	SY Holdings Group Ltd.	1,217,000	1,386,165
#	Symphony Holdings Ltd.	6,450,000	1,165,178
*	SYoung Group Co. Ltd., Class A	50,900	191,636
	Taiji Computer Corp. Ltd., Class A	51,700	131,142
*	Taiyuan Heavy Industry Co. Ltd., Class A	368,700	129,195
*	Tangrenshen Group Co. Ltd., Class A	92,527	56,420
		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	71,600	$81,462
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	41,100	171,719
	Tansun Technology Co. Ltd., Class A	61,200	148,777
*	Tanwan, Inc.	298,200	582,281
	Tayho Advanced Materials Group Co. Ltd., Class A	85,700	142,507
	TCL Electronics Holdings Ltd.	2,874,347	5,554,568
	TDG Holdings Co. Ltd., Class A	102,300	419,271
*††	Tech-Pro, Inc.	43,862,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	77,570	179,347
	Telling Telecommunication Holding Co. Ltd., Class A	98,500	169,134
	Ten Pao Group Holdings Ltd.	32,000	9,705
	Tenfu Cayman Holdings Co. Ltd.	286,000	104,956
	Three's Co. Media Group Co. Ltd., Class A	30,907	213,828
	Tian An China Investment Co. Ltd.	1,092,000	583,771
#	Tian Lun Gas Holdings Ltd.	318,000	115,942
#	Tiangong International Co. Ltd.	3,496,000	1,530,941
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,602,000	883,143
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	395,800	198,474
	Tianjin Development Holdings Ltd.	752,000	224,321
	Tianjin Port Co. Ltd., Class A	342,300	237,907
	Tianjin Port Development Holdings Ltd.	3,762,800	337,069
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	81,135	214,105
213

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	276,400	$174,065
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	182,900	149,180
	Tianneng Power International Ltd.	2,554,048	1,877,657
*	Tianqi Lithium Corp., Class H	208,200	1,775,518
	Tianrun Industry Technology Co. Ltd., Class A	168,300	277,623
	Tibet Mineral Development Co. Ltd., Class A	14,200	81,067
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	27,100	160,489
	Time Interconnect Technology Ltd.	1,630,000	4,307,015
	Tingyi Cayman Islands Holding Corp.	2,842,000	4,385,044
	Titan Wind Energy Suzhou Co. Ltd., Class A	42,200	74,504
	TK Group Holdings Ltd.	174,000	52,610
	TKD Science & Technology Co. Ltd., Class A	66,200	372,791
	Tofflon Science & Technology Group Co. Ltd., Class A	147,600	284,938
	Toly Bread Co. Ltd., Class A	213,868	156,211
	Tomson Group Ltd.	679,139	205,845
#	Tong Ren Tang Technologies Co. Ltd., Class H	1,328,000	653,245
	Tongcheng Travel Holdings Ltd.	3,313,600	7,563,222
*	Tongdao Liepin Group	250,000	80,562
*	Tongding Interconnection Information Co. Ltd., Class A	76,800	178,557
#	Tongguan Gold Group Ltd.	3,534,000	1,300,294
		Shares	Value»
CHINA — (Continued)
	Tongyu Heavy Industry Co. Ltd., Class A	529,953	$246,940
	Topsec Technologies Group, Inc., Class A	208,127	223,845
Ω	Topsports International Holdings Ltd.	4,067,000	1,558,746
	Toread Holdings Group Co. Ltd., Class A	78,400	192,016
#	Towngas Smart Energy Co. Ltd.	2,576,853	1,165,403
*	TPV Technology Co. Ltd., Class A	344,600	134,017
*Ω	Transcenta Holding Ltd.	19,500	5,538
	TravelSky Technology Ltd., Class H	539,000	667,346
	Triangle Tyre Co. Ltd., Class A	105,600	227,319
*	Triumph New Energy Co. Ltd., Class H	174,000	77,126
	Triumph Science & Technology Co. Ltd., Class A	148,800	339,880
*††	Trony Solar Holdings Co. Ltd.	1,757,000	0
*	Truking Technology Ltd., Class A	64,300	92,688
	Tsingtao Brewery Co. Ltd., Class H	1,030,000	7,121,019
	TSP Wind Power Group Co. Ltd.	176,900	296,027
*Ω	Tuhu Car, Inc.	21,400	36,478
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	0
	Tungkong, Inc., Class A	51,300	76,878
	Tuya, Inc., ADR	154,494	355,336
	Unilumin Group Co. Ltd., Class A	95,400	89,230
	Uni-President China Holdings Ltd.	4,377,000	4,028,796
#	United Energy Group Ltd.	2,112,900	129,254
*	UTour Group Co. Ltd., Class A	225,600	208,273
	V V Food & Beverage Co. Ltd., Class A	253,300	138,744
214

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Valiant Co. Ltd., Class A	189,900	$462,723
	Vatti Corp. Ltd., Class A	147,700	127,650
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	436,821
*Ω	Venus MedTech Hangzhou, Inc., Class H	202,500	47,605
	Vipshop Holdings Ltd., ADR	577,801	8,314,556
	Visual China Group Co. Ltd., Class A	18,500	59,407
#*Ω	Viva Biotech Holdings	2,444,500	530,329
#*	Vnet Group, Inc., ADR	292,747	2,432,728
*	VOYAH Automobile Technology Co. Ltd., Class H	1,937,592	1,484,271
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	40,900	170,515
	Wangfujing Group Co. Ltd., Class A	140,700	255,182
	Wangneng Environment Co. Ltd., Class A	77,245	198,170
	Wanguo Gold Group Ltd.	1,640,000	2,365,216
	Want Want China Holdings Ltd.	7,162,000	4,044,476
	Warom Technology, Inc. Co., Class A	58,700	160,752
	Wasion Holdings Ltd.	1,858,000	6,443,006
	Wasu Media Holding Co. Ltd., Class A	227,800	247,504
	Weaver Network Technology Co. Ltd., Class A	27,300	183,061
	Weibo Corp. (9898 HK), Class A	112,300	929,755
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	85,600	138,191
	Weilong Delicious Global Holdings Ltd.	952,400	1,158,419
#*Ω	Weimob, Inc.	6,999,000	1,316,554
#*	WellCell Holdings Co. Ltd. 2940 HK	1,187,200	474,425
		Shares	Value»
CHINA — (Continued)
	Wellhope Foods Co. Ltd., Class A	142,900	$146,767
	Wencan Group Co. Ltd., Class A	59,322	162,052
	Wenzhou Yihua Connector Co. Ltd., Class A	39,600	334,299
#	West China Cement Ltd.	5,844,000	1,891,391
	Western Metal Materials Co. Ltd., Class A	37,800	354,278
#	Wharf Holdings Ltd.	1,817,000	6,015,771
	Winall Hi-Tech Seed Co. Ltd., Class A	111,168	138,239
	Windey Energy Technology Group Co. Ltd., Class A	79,350	188,775
*	Wison Engineering Services Co. Ltd.	129,000	10,312
*	World Union Group, Inc., Class A	271,900	124,350
	Wuhan East Lake High Technology Group Co. Ltd., Class A	105,200	138,758
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	77,500	125,205
*	Wuhan P&S Information Technology Co. Ltd., Class A	70,400	138,878
	Wushang Group Co. Ltd., Class A	124,182	152,863
	Wuxi Best Precision Machinery Co. Ltd., Class A	70,100	298,806
	Wuxi Boton Technology Co. Ltd., Class A	54,100	184,000
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	149,674
	Wuxi DK Electronic Materials Co. Ltd., Class A	10,400	139,258
	Wuxi Longsheng Technology Co. Ltd., Class A	23,600	139,518
215

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuxi Paike New Materials Technology Co. Ltd., Class A	22,100	$347,348
	Wuxi Rural Commercial Bank Co. Ltd., Class A	261,500	219,284
*	WuXi XDC Cayman, Inc.	543,000	4,123,124
	Wuxi Xinje Electric Co. Ltd., Class A	29,200	233,488
#	XD, Inc.	466,200	3,748,777
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	535,000	27,682
	Xiamen Changelight Co. Ltd., Class A	70,400	343,216
	Xiamen International Airport Co. Ltd., Class A	52,000	122,750
	Xiamen ITG Group Corp. Ltd., Class A	252,900	229,169
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	187,068
	Xiamen Kingdomway Group Co., Class A	68,300	152,617
*	Xian International Medical Investment Co. Ltd., Class A	220,600	148,699
	Xi'an Manareco New Materials Co. Ltd., Class A	16,133	94,365
	Xiandai Investment Co. Ltd., Class A	356,794	220,705
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	111,500	250,555
	Ximei Resources Holding Ltd.	125,000	254,332
	Xin Point Holdings Ltd.	82,000	44,656
	Xingda International Holdings Ltd.	80,000	12,329
	Xingfa Aluminium Holdings Ltd.	481,000	459,734
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,617,103	2,140,300
	Xinhuanet Co. Ltd., Class A	17,800	52,562
		Shares	Value»
CHINA — (Continued)
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	$207,449
	Xinjiang Joinworld Co. Ltd., Class A	182,800	231,877
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	240,700	144,836
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	47,300	218,668
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,597,000	588,884
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	220,300	277,971
*	Xinte Energy Co. Ltd., Class H	40,800	34,081
*	Xinxiang Chemical Fiber Co. Ltd., Class A	301,700	357,536
#	Xinyi Energy Holdings Ltd.	5,980,780	911,389
	Xinyi Solar Holdings Ltd.	6,042,929	2,224,578
	Xinyu Iron & Steel Co. Ltd., Class A	278,200	126,220
*	Xinzhi Group Co. Ltd., Class A	71,300	211,776
*	Xizang Tianlu Co. Ltd., Class A	194,100	267,040
	Xizang Zhufeng Resources Co. Ltd., Class A	97,700	397,737
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	85,600	221,303
#	Xtep International Holdings Ltd.	5,055,836	2,776,894
#*	Xunlei Ltd., ADR	181,470	1,103,338
Ω	Yadea Group Holdings Ltd.	3,721,281	5,712,442
	Yangling Metron New Material, Inc., Class A	78,600	228,498
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	106,000	2,733,096
216

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	21,600	$185,890
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	46,200	131,044
	Yantai China Pet Foods Co. Ltd., Class A	32,811	161,895
	Yantai North Andre Juice Co. Ltd., Class H	62,000	123,634
	YanTai Shuangta Food Co. Ltd., Class A	202,100	135,083
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	134,600	262,350
*	Yatsen Holding Ltd., ADR	36,365	105,822
	YD Electronic Technology Co. Ltd., Class A	23,600	234,413
*	Yechiu Metal Recycling China Ltd., Class A	305,500	183,398
	Yeebo International Holdings Ltd.	132,000	56,952
*	YH Entertainment Group	159,000	40,240
*	Yibin Tianyuan Group Co. Ltd., Class A	158,000	162,117
	Yifan Pharmaceutical Co. Ltd., Class A	30,000	49,294
	Yihai International Holding Ltd.	996,000	2,094,882
*	Yijiahe Technology Co. Ltd., Class A	20,400	84,937
	Yinbang Clad Material Co. Ltd., Class A	156,200	321,183
	Yindu Kitchen Equipment Co. Ltd., Class A	49,395	94,361
	Yiren Digital Ltd., Sponsored ADR	143,597	277,142
Ω	Yixin Group Ltd.	3,926,000	952,922
	Yixintang Pharmaceutical Group Co. Ltd., Class A	100,100	186,306
	Yizumi Holdings Co. Ltd., Class A	86,500	307,442
	Yongjin Technology Group Co. Ltd.	64,300	182,748
		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co. Ltd., Class A	363,000	$173,231
*	Youcare Pharmaceutical Group Co. Ltd., Class A	46,828	135,108
#*	Youdao, Inc., ADR	5,385	63,220
	Youngy Co. Ltd., Class A	6,500	103,775
*	Youzu Interactive Co. Ltd., Class A	163,800	245,958
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	131,000	175,297
#	Yuexiu Property Co. Ltd.	1,360,456	677,256
	Yuexiu Transport Infrastructure Ltd.	1,846,018	940,211
	Yueyang Forest & Paper Co. Ltd., Class A	314,477	214,135
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	64,600	155,061
	Yunnan Energy Investment Co. Ltd., Class A	98,300	166,951
	Yunnan Nantian Electronics Information Co. Ltd., Class A	42,200	89,862
	Yutong Heavy Industries Co. Ltd., Class A	55,300	96,221
*	Zai Lab Ltd. 9688 HK	1,401,800	3,008,598
#*	Zai Lab Ltd. ZLAB US, ADR	46,914	1,015,219
	Zanyu Technology Group Co. Ltd., Class A	49,300	92,552
	ZCZL Industrial Technology Group Co. Ltd., Class H	989,600	2,206,867
	Zengame Technology Holding Ltd.	552,000	198,150
	Zhangjiagang Guangda Special Material Co. Ltd., Class A	33,772	98,139
	Zhaojin Mining Industry Co. Ltd., Class H	2,969,000	10,909,005
217

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	132,400	$258,563
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	159,100	229,124
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	10,200	105,659
	Zhejiang Communications Technology Co. Ltd., Class A	322,100	183,753
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	183,200	120,211
	Zhejiang Dafeng Industry Co. Ltd., Class A	36,500	66,747
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	107,300	184,256
	Zhejiang Expressway Co. Ltd., Class H	4,415,920	4,376,974
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	92,000	175,845
#*††	Zhejiang Glass Co. Ltd., Class H	415,000	0
*	Zhejiang Great Southeast Co. Ltd., Class A	221,800	131,208
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	177,400	231,537
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	249,900	242,066
	Zhejiang Hailide New Material Co. Ltd., Class A	97,400	88,344
	Zhejiang Hangmin Co. Ltd., Class A	194,400	202,780
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	181,900	169,072
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	142,700	$236,922
	Zhejiang Huace Film & Television Co. Ltd., Class A	230,700	296,274
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	16,300	40,739
	Zhejiang Huangma Technology Co. Ltd., Class A	86,100	192,310
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	91,000	169,638
	Zhejiang International Group Co. Ltd., Class A	46,200	71,856
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	147,400	176,544
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	90,100	235,797
	Zhejiang Jingu Co. Ltd., Class A	63,400	115,784
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	96,800	209,850
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	79,600	161,635
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	82,600	184,325
	Zhejiang Lante Optics Co. Ltd., Class A	39,901	450,467
	Zhejiang Meida Industrial Co. Ltd., Class A	99,100	116,017
*	Zhejiang Narada Power Source Co. Ltd., Class A	124,100	161,403
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	19,313	63,239
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	58,500	115,748
218

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Runtu Co. Ltd., Class A	192,334	$306,757
	Zhejiang Semir Garment Co. Ltd., Class A	334,400	297,025
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	203,000	155,424
#	Zhejiang Shibao Co. Ltd., Class H	664,000	386,837
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	57,428	190,520
	Zhejiang Southeast Space Frame Co. Ltd., Class A	111,200	138,755
	Zhejiang Sunoren Solar Technology Co. Ltd.	31,600	45,169
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	131,900	115,313
	Zhejiang Taihua New Material Group Co. Ltd., Class A	99,000	131,786
	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	149,000	134,714
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	31,305	96,607
	Zhejiang Wanliyang Co. Ltd., Class A	141,470	147,738
	Zhejiang Wanma Co. Ltd., Class A	101,000	191,868
	Zhejiang Wansheng Co. Ltd., Class A	101,200	193,139
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	123,800	181,395
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	47,800	178,388
	Zhejiang XCC Group Co. Ltd., Class A	45,800	450,087
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	119,500	153,592
		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinao Textiles, Inc., Class A	57,100	$72,902
	Zhejiang Xinhua Chemical Co. Ltd., Class A	20,500	103,223
	Zhejiang Yasha Decoration Co. Ltd., Class A	256,100	156,830
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	71,900	240,308
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	59,400	234,811
*	Zhejiang Zhongxin Fluoride Materials Co. Ltd., Class A	7,100	19,305
	Zhende Medical Co. Ltd., Class A	19,700	265,864
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	150,800	94,130
	Zhengzhou GL Tech Co. Ltd., Class A	29,800	157,353
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	264,800	199,266
*	Zhewen Interactive Group Co. Ltd., Class A	126,500	186,450
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,067,900	3,107,373
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	138,891	218,555
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	13,400	66,257
	Zhongsheng Group Holdings Ltd.	930,500	849,398
*††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Holding Co. Ltd., Class A	113,900	199,915
219

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZhongYeDa Electric Co. Ltd., Class A	66,200	$98,544
	Zhongyin Babi Food Co. Ltd., Class A	27,100	92,306
	Zhongyuan Environment-Protection Co. Ltd., Class A	146,000	180,951
Ω	Zhou Hei Ya International Holdings Co. Ltd.	62,500	11,754
	Zhuhai Enpower Electric Co. Ltd., Class A	23,257	104,783
	Zhuhai Port Co. Ltd., Class A	93,400	71,072
*	Zhuhai Zhumian Group Co. Ltd.	207,400	180,641
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	585,600	2,675,707
	Zhuzhou Huarui Precision Cutting Tools Co. Ltd., Class A	4,305	90,107
*	Zhuzhou Smelter Group Co. Ltd., Class A	11,100	43,454
	Zhuzhou Times New Material Technology Co. Ltd., Class A	163,168	287,769
	ZJAMP Group Co. Ltd., Class A	50,400	67,699
#Ω	ZJLD Group, Inc.	596,600	621,835
	ZJMI Environmental Energy Co. Ltd., Class A	78,900	162,196
	Zkteco Co. Ltd., Class A	23,700	107,789
*	Zonqing Environmental Ltd.	132,000	4,549
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,527,000	1,537,826
	ZWSOFT Co. Ltd. Guangzhou, Class A	33,936	282,466
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	236,000	695,333
TOTAL CHINA			1,045,353,627
		Shares	Value»
COLOMBIA — (0.1%)
	Almacenes Exito SA	9,125	$10,583
	Bolsa de Valores de Colombia	22,199	92,249
	Celsia SA	393,020	540,087
	Cementos Argos SA	290,239	949,252
*	Corp. Financiera Colombiana SA	109,392	466,013
	Grupo Argos SA	90,312	392,176
	Grupo de Inversiones Suramericana SA	27,099	381,778
	Mineros SA	93,364	347,951
	Promigas SA ESP	10,240	17,787
TOTAL COLOMBIA			3,197,876
GREECE — (0.9%)
#	Aegean Airlines SA	125,190	1,641,552
#*	Aktor SA Holding Co. Technical & Energy Projects	150,373	1,913,705
	Athens International Airport SA	35,252	401,961
	Athens Water Supply & Sewage Co. SA	80,877	976,453
	Autohellas Tourist & Trading SA	61,105	777,444
#	Avax SA	103,049	369,991
#*	Ballys Intralot SA	210,350	275,950
#	Bank of Greece	35,827	627,384
	Cenergy Holdings SA	5,948	167,417
#	ElvalHalcor SA	124,834	583,799
	Fourlis Holdings SA	68,675	366,537
	GEK Terna SA	228,704	10,990,749
	Helleniq Energy Holdings SA	105,970	1,223,272
	Holding Co. ADMIE IPTO SA	305,384	1,177,570
#	Ideal Holdings SA	20,091	137,762
#	Intracom Holdings SA	144,281	564,849
	Jumbo SA	6,861	187,269
	Kri-Kri Milk Industry SA	7,535	218,101
*	LAMDA Development SA	128,290	913,876
	Motor Oil Hellas Corinth Refineries SA	55,328	2,469,582
	Optima bank SA	55,204	577,548
	Piraeus Port Authority SA	25,327	1,124,067
	Profile Systems & Software SA	10,038	88,929
	Quest Holdings SA	58,079	477,407
	Sarantis SA	130,238	2,184,023
220

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Thrace Plastics Holding & Co.	10,688	$51,551
	Titan SA (TITC GA)	85,095	4,574,057
TOTAL GREECE			35,062,805
HONG KONG — (0.0%)
	NH Health	269,500	91,181
	Truly International Holdings Ltd.	1,023,573	131,176
TOTAL HONG KONG			222,357
HUNGARY — (0.2%)
#*	4iG Nyrt	113,545	851,930
	Magyar Telekom Telecommunications PLC	615,145	4,872,741
#	Opus Global Nyrt	590,242	625,026
	Richter Gedeon Nyrt	25,220	1,063,773
TOTAL HUNGARY			7,413,470
INDIA — (15.9%)
	360 ONE WAM Ltd.	444,231	4,885,702
	3M India Ltd.	2,424	854,565
	63 Moons Technologies Ltd.	5,065	40,146
	Aarti Drugs Ltd.	83,364	333,172
	Aarti Industries Ltd.	452,888	2,432,436
	Aarti Pharmalabs Ltd.	109,660	867,691
	Abbott India Ltd.	13,370	3,595,165
	Accelya Solutions India Ltd.	1,635	20,072
	Action Construction Equipment Ltd.	93,884	880,451
	Acutaas Chemicals Ltd.	5,664	155,583
	ADF Foods Ltd.	14,720	41,156
	Aditya Birla Real Estate Ltd.	143,250	2,258,086
	Aditya Birla Sun Life Asset Management Co. Ltd.	8,656	93,114
	Advanced Enzyme Technologies Ltd.	116,481	425,151
	Aegis Logistics Ltd.	454,075	3,375,074
	Aeroflex Industries Ltd.	30,906	99,680
*	Aether Industries Ltd.	3,719	46,323
	AGI Greenpac Ltd.	39,239	263,165
	Ahluwalia Contracts India Ltd.	52,561	497,600
	AIA Engineering Ltd.	149,695	6,258,382
	Ajanta Pharma Ltd.	136,011	4,067,646
	Alembic Ltd.	269,593	263,654
		Shares	Value»
INDIA — (Continued)
	Alembic Pharmaceuticals Ltd.	186,858	$1,489,173
	Alkyl Amines Chemicals	48,225	772,139
	Allcargo Global Ltd.	851,660	208,801
	Amara Raja Energy & Mobility Ltd.	202,047	1,868,028
*	Amber Enterprises India Ltd.	50,515	4,292,197
	Amrutanjan Health Care Ltd.	13,418	80,676
	Anant Raj Ltd.	241,161	1,244,436
	Angel One Ltd.	481,130	1,576,728
	Anupam Rasayan India Ltd.	3,510	49,707
	Apar Industries Ltd.	27,182	3,559,293
	Apcotex Industries Ltd.	15,529	65,078
	APL Apollo Tubes Ltd.	163,620	3,302,770
	Apollo Tyres Ltd.	1,000,029	4,328,455
	Arvind Fashions Ltd.	178,503	841,853
	Arvind Ltd.	531,249	2,239,273
	Asahi India Glass Ltd.	328,255	2,903,586
	Ashiana Housing Ltd.	74,655	270,671
*	Ashoka Buildcon Ltd.	293,754	417,479
Ω	Aster DM Healthcare Ltd.	21,593	161,543
	Astra Microwave Products Ltd.	141,008	1,685,699
	AstraZeneca Pharma India Ltd.	4,051	353,892
	Atul Ltd.	51,474	3,714,745
	AurionPro Solutions Ltd.	16,984	157,041
	Automotive Axles Ltd.	15,893	308,212
*Ω	Avalon Technologies Ltd.	3,435	38,711
	Avantel Ltd.	44,030	69,139
	Avanti Feeds Ltd.	99,660	1,465,026
*	AvenuesAI Ltd.	3,370,385	493,917
*	Bajaj Consumer Care Ltd.	112,119	534,331
*	Bajaj Hindusthan Sugar Ltd.	2,211,400	475,789
	Bajaj Holdings & Investment Ltd.	5,659	613,838
	Balaji Amines Ltd.	38,797	550,075
	Balmer Lawrie & Co. Ltd.	230,549	461,177
	Balrampur Chini Mills Ltd.	395,473	2,184,263
221

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Banco Products India Ltd.	109,392	$714,280
Ω	Bandhan Bank Ltd.	787,738	1,677,903
	Bank of Maharashtra	348,978	290,384
	Bannari Amman Sugars Ltd.	12,348	483,771
	BASF India Ltd.	43,424	1,674,495
	Bata India Ltd.	103,949	790,119
	Bayer CropScience Ltd.	22,462	1,139,151
	BEML Ltd.	125,723	2,385,736
*	BF Utilities Ltd.	59,511	349,423
	Bhansali Engineering Polymers Ltd.	235,494	238,962
	Bharat Bijlee Ltd.	14,396	476,225
	Bharat Dynamics Ltd.	86,089	1,251,873
	Bharat Heavy Electricals Ltd.	45,764	170,620
	Bharat Rasayan Ltd.	10,482	153,881
	Birla Corp. Ltd.	92,209	895,918
	BirlaNu Ltd.	2,850	40,797
	Birlasoft Ltd.	440,592	1,723,361
	Black Box Ltd.	29,029	197,865
	Blue Dart Express Ltd.	16,807	970,001
	Blue Star Ltd.	243,763	4,598,498
	Bombay Burmah Trading Co.	58,043	920,559
	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	278,361
*	Borosil Ltd.	16,007	41,483
*	Borosil Renewables Ltd.	18,113	96,480
	Brigade Enterprises Ltd.	336,769	2,800,583
	BSE Ltd.	279,963	10,797,089
	Can Fin Homes Ltd.	219,068	2,021,130
	Cantabil Retail India Ltd.	4,821	12,290
*	Capacit'e Infraprojects Ltd.	76,517	204,646
	Caplin Point Laboratories Ltd.	71,908	1,299,183
	Carborundum Universal Ltd.	259,767	2,639,123
	Care Ratings Ltd.	65,669	1,156,718
*	Cartrade Tech Ltd.	32,684	562,077
	Carysil Ltd.	18,432	175,125
	Castrol India Ltd.	781,810	1,529,564
	CCL Products India Ltd.	261,418	3,131,552
	Ceat Ltd.	70,997	2,597,182
		Shares	Value»
INDIA — (Continued)
	Central Depository Services India Ltd.	301,691	$4,073,509
	Century Enka Ltd.	7,650	34,059
	Century Plyboards India Ltd.	196,359	1,662,503
	Cera Sanitaryware Ltd.	17,078	945,607
	CESC Ltd.	1,818,831	3,625,670
	Chalet Hotels Ltd.	6,485	51,737
	Chambal Fertilisers & Chemicals Ltd.	465,051	2,145,387
	Chennai Petroleum Corp. Ltd.	157,831	1,876,615
*	Choice International Ltd.	13,377	93,977
	Cholamandalam Financial Holdings Ltd.	356,056	5,829,674
	CIE Automotive India Ltd.	431,037	2,164,629
	City Union Bank Ltd.	1,059,281	3,028,238
	CMS Info Systems Ltd.	18,089	55,406
Ω	Cochin Shipyard Ltd.	177,570	3,272,892
	Coforge Ltd.	432,935	5,512,879
	Computer Age Management Services Ltd.	509,680	3,998,507
	Coromandel International Ltd.	139,926	2,955,214
*	CreditAccess Grameen Ltd.	124,441	1,709,999
	CRISIL Ltd.	40,220	1,821,404
	Crompton Greaves Consumer Electricals Ltd.	1,391,327	4,002,606
*	CSB Bank Ltd.	134,975	550,363
	Cyient Ltd.	149,889	1,387,006
	Dalmia Bharat Ltd.	63,329	1,275,995
*	Dalmia Bharat Refractories Ltd.	467	0
	Datamatics Global Services Ltd.	10,803	84,581
	DB Corp. Ltd.	115,519	263,407
	DCB Bank Ltd.	653,604	1,298,255
*	DCM Shriram International Ltd.	8,486	5,861
	DCM Shriram Ltd.	124,334	1,586,901
	DCW Ltd.	298,579	149,999
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	2,467,939
	Deepak Nitrite Ltd.	116,408	2,145,984
*	Delhivery Ltd.	174,840	863,921
222

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Delta Corp. Ltd.	158,164	$118,737
	Dhanuka Agritech Ltd.	33,658	384,725
*	Digitide Solutions Ltd.	139,386	142,459
Ω	Dilip Buildcon Ltd.	40,150	195,628
*	Dishman Carbogen Amcis Ltd.	171,479	334,104
	Dixon Technologies India Ltd.	2,358	280,576
	D-Link India Ltd.	2,113	10,123
Ω	Dr. Lal PathLabs Ltd.	202,504	2,946,468
	eClerx Services Ltd.	162,834	2,466,239
	Edelweiss Financial Services Ltd.	1,280,420	1,546,842
*	EID Parry India Ltd.	250,294	2,238,758
	EIH Associated Hotels	17,756	60,891
	EIH Ltd.	200,059	678,187
	Elecon Engineering Co. Ltd.	16,991	91,534
	Electrosteel Castings Ltd.	954,477	828,725
	Elgi Equipments Ltd.	508,992	2,952,326
	Emami Ltd.	467,453	2,202,335
*	Embassy Developments Ltd.	312,135	152,197
Ω	Endurance Technologies Ltd.	51,433	1,270,733
	Engineers India Ltd.	737,796	1,977,269
	Epigral Ltd.	47,103	596,223
	EPL Ltd.	340,080	818,196
*Ω	Equitas Small Finance Bank Ltd.	857,961	605,812
*Ω	Eris Lifesciences Ltd.	110,810	1,546,505
	ESAB India Ltd.	10,199	678,933
	Escorts Kubota Ltd.	55,713	1,933,423
*	Eureka Forbes Ltd.	2,102	11,242
	Exide Industries Ltd.	784,422	2,984,732
	FDC Ltd.	169,618	659,733
*	Federal-Mogul Goetze India Ltd.	26,987	133,489
	FIEM Industries Ltd.	19,282	444,796
	Fine Organic Industries Ltd.	14,125	690,677
	Finolex Cables Ltd.	243,441	2,549,970
	Finolex Industries Ltd.	874,402	1,594,430
	Firstsource Solutions Ltd.	1,050,640	2,376,054
	Force Motors Ltd.	12,314	2,606,935
	Fortis Healthcare Ltd.	919,017	8,979,275
	Gabriel India Ltd.	222,859	2,422,396
	Galaxy Surfactants Ltd.	11,760	232,686
	Ganesh Housing Ltd.	27,513	192,446
		Shares	Value»
INDIA — (Continued)
	Garware Hi-Tech Films Ltd.	817	$34,678
	Garware Technical Fibres Ltd.	172,950	1,124,749
	Gateway Distriparks Ltd.	791,571	483,530
	GE Vernova T&D India Ltd.	19,662	926,753
	GHCL Ltd.	161,675	868,240
	GHCL Textiles Ltd.	185,148	177,039
	GIC Housing Finance Ltd.	72,024	115,234
	Gillette India Ltd.	17,999	1,517,939
	GlaxoSmithKline Pharmaceuticals Ltd.	17,027	422,594
	Glenmark Pharmaceuticals Ltd.	188,391	4,778,363
	Global Health Ltd.	25,989	307,986
	GMM Pfaudler Ltd.	13,315	126,963
	Godawari Power & Ispat Ltd.	547,630	1,722,168
	Godfrey Phillips India Ltd.	128,229	3,063,541
Ω	Godrej Agrovet Ltd.	48,105	305,030
*	Godrej Industries Ltd.	177,377	1,783,464
	Granules India Ltd.	395,978	2,939,398
	Graphite India Ltd.	200,922	1,495,321
	Gravita India Ltd.	675	11,645
	Great Eastern Shipping Co. Ltd.	267,452	4,475,770
	Greaves Cotton Ltd.	283,358	496,291
	Greenlam Industries Ltd.	87,541	211,211
*	Greenpanel Industries Ltd.	54,103	131,309
	Greenply Industries Ltd.	92,473	258,721
	Grindwell Norton Ltd.	106,547	1,754,795
	Gujarat Alkalies & Chemicals Ltd.	97,139	817,361
	Gujarat Ambuja Exports Ltd.	477,587	785,099
	Gujarat Fluorochemicals Ltd.	66,746	2,535,237
	Gujarat Industries Power Co. Ltd.	128,660	215,207
	Gujarat Mineral Development Corp. Ltd.	235,508	1,835,636
223

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	207,218	$1,034,765
	Gujarat Pipavav Port Ltd.	604,958	994,169
	Gujarat State Fertilizers & Chemicals Ltd.	517,187	935,905
	Gujarat State Petronet Ltd.	856,449	2,584,609
	Gulf Oil Lubricants India Ltd.	44,273	462,831
	Gulshan Chemfill Ltd.	5,482	1,557
	Hatsun Agro Product Ltd.	122,691	1,251,240
	HBL Engineering Ltd.	305,656	2,582,816
*	HealthCare Global Enterprises Ltd. HCG IN	75,323	458,646
	HEG Ltd.	182,158	1,142,487
	HeidelbergCement India Ltd.	200,096	335,208
	Heritage Foods Ltd.	101,140	384,551
	HFCL Ltd.	1,944,049	2,393,417
	HG Infra Engineering Ltd.	23,929	151,463
	Hikal Ltd.	152,070	303,416
	Himadri Speciality Chemical Ltd.	612,316	3,941,614
*	Hinduja Global Solutions Ltd.	30,211	129,932
	Hindustan Copper Ltd.	389,582	2,232,246
*	Hindustan Foods Ltd.	9,243	47,989
*	Hindustan Oil Exploration Co. Ltd.	184,741	307,418
*	Hindware Home Innovation Ltd.	41,066	93,493
	Hitachi Energy India Ltd.	1,812	644,035
Ω	Home First Finance Co. India Ltd.	2,362	29,180
	Honda India Power Products Ltd.	11,750	287,729
	ICICI Bank Ltd. (ICICIBC IN)	41,683	560,335
	ICRA Ltd.	7,574	434,629
	IDFC First Bank Ltd.	880,609	650,722
*	IFB Industries Ltd.	32,347	387,883
	IIFL Capital Services Ltd.	183,211	610,815
	IIFL Finance Ltd.	592,303	2,893,846
*	India Cements Ltd.	203,480	846,843
		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	82,498	$909,649
Ω	Indian Energy Exchange Ltd.	596,401	789,205
	Indian Metals & Ferro Alloys Ltd.	2,364	37,530
	Indo Count Industries Ltd.	168,998	503,943
	Indoco Remedies Ltd.	113,141	250,764
	Indraprastha Gas Ltd.	621,847	1,089,588
	Ingersoll Rand India Ltd.	21,715	1,014,242
	INOX India Ltd.	4,064	62,962
*	Inox Wind Ltd.	141,213	151,503
	Insecticides India Ltd.	5,021	37,167
	Intellect Design Arena Ltd.	208,310	1,647,644
	IOL Chemicals & Pharmaceuticals Ltd.	235,470	235,276
	Ipca Laboratories Ltd.	346,944	5,601,060
	IRB Infrastructure Developers Ltd.	1,133,897	259,753
Ω	IRCON International Ltd.	843,731	1,369,500
	ISGEC Heavy Engineering Ltd.	48,631	554,385
	J Kumar Infraprojects Ltd.	94,348	518,691
	Jai Corp. Ltd.	44,121	53,859
*	Jaiprakash Power Ventures Ltd.	9,172,137	1,916,668
	Jammu & Kashmir Bank Ltd.	877,546	1,205,815
	Jamna Auto Industries Ltd.	546,532	704,470
	JB Chemicals & Pharmaceuticals Ltd.	259,527	5,612,916
	JBM Auto Ltd.	114,075	760,575
	Jindal Poly Films Ltd.	54,125	414,784
	Jindal Saw Ltd.	1,070,503	2,545,208
	Jindal Stainless Ltd.	437,690	3,564,163
	JK Cement Ltd.	90,083	5,056,088
	JK Lakshmi Cement Ltd.	155,468	1,061,533
	JK Paper Ltd.	225,536	858,789
	JK Tyre & Industries Ltd.	318,098	1,385,903
	JM Financial Ltd.	1,194,618	1,746,157
	JSW Dulux Ltd.	41,770	1,303,788
	JTEKT India Ltd.	166,206	240,335
	Jubilant Ingrevia Ltd.	400,207	2,981,209
	Jubilant Pharmova Ltd.	234,336	2,313,018
224

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Just Dial Ltd.	26,629	$149,228
	Jyothy Labs Ltd.	475,110	1,338,920
	Kajaria Ceramics Ltd.	276,272	3,451,101
	Kalpataru Projects International Ltd.	277,203	3,668,638
	Kalyani Steels Ltd.	73,704	665,634
	Kansai Nerolac Paints Ltd.	174,538	361,832
	Karnataka Bank Ltd.	651,690	1,850,923
	Karur Vysya Bank Ltd.	1,641,666	5,079,963
	Kaveri Seed Co. Ltd.	67,846	698,072
	KCP Ltd.	138,614	263,730
	KDDL Ltd.	1,486	37,324
	KEC International Ltd.	324,440	1,921,818
	KEI Industries Ltd.	54,774	2,829,077
	Kennametal India Ltd.	2,342	67,501
	Kewal Kiran Clothing Ltd.	25,556	129,228
	Kfin Technologies Ltd.	6,558	62,655
	Kirloskar Brothers Ltd.	62,533	1,147,284
	Kirloskar Ferrous Industries Ltd.	40,531	186,171
	Kirloskar Industries Ltd.	264	9,193
	Kirloskar Oil Engines Ltd.	215,309	3,887,448
	Kirloskar Pneumatic Co. Ltd.	3,688	58,212
	KNR Constructions Ltd.	272,167	362,244
*	Kolte-Patil Developers Ltd.	56,724	230,119
	KPIT Technologies Ltd.	110,248	888,534
	KPR Mill Ltd.	377,479	3,751,021
	KRBL Ltd.	147,046	569,353
*Ω	Krishna Institute of Medical Sciences Ltd.	276,690	1,951,413
	Krsnaa Diagnostics Ltd.	12,943	80,122
	KSB Ltd.	233,155	2,398,271
	L&T Finance Ltd.	528,429	1,571,683
	LA Opala RG Ltd.	23,219	44,068
Ω	Laurus Labs Ltd.	644,936	7,567,696
*Ω	Lemon Tree Hotels Ltd.	463,144	578,771
	LG Balakrishnan & Bros Ltd.	51,169	961,284
	LIC Housing Finance Ltd.	605,311	3,557,087
	Linde India Ltd.	14,414	1,120,585
		Shares	Value»
INDIA — (Continued)
	Lloyds Engineering Works Ltd.	30,756	$18,831
	LMW Ltd.	8,945	1,364,803
	LT Foods Ltd.	473,460	2,158,221
	Lumax Auto Technologies Ltd.	70,535	1,214,828
	Lumax Industries Ltd.	3,899	210,853
	LUX Industries Ltd.	6,144	91,597
	Madhya Bharat Agro Products Ltd.	9,367	51,802
	Mahanagar Gas Ltd.	116,676	1,397,900
	Maharashtra Scooters Ltd.	3,724	481,117
	Maharashtra Seamless Ltd.	184,702	1,250,727
	Mahindra & Mahindra Financial Services Ltd.	859,755	2,834,384
*	Mahindra Holidays & Resorts India Ltd.	232,632	608,508
	Mahindra Lifespace Developers Ltd.	400,815	1,437,727
	Maithan Alloys Ltd.	14,578	152,196
*	Man Industries India Ltd.	5,439	30,578
	Man Infraconstruction Ltd.	137,253	175,079
	Manappuram Finance Ltd.	1,740,298	5,455,965
	Mangalam Cement Ltd.	22,675	222,485
	Mangalore Refinery & Petrochemicals Ltd.	418,494	745,349
	Manorama Industries Ltd.	3,302	52,269
	Marksans Pharma Ltd.	631,683	1,240,565
Ω	MAS Financial Services Ltd.	123,304	444,346
	Mastek Ltd.	33,678	608,133
*	Max Estates Ltd.	12,800	52,690
*	Max Financial Services Ltd.	11,941	200,742
	Mayur Uniquoters Ltd.	44,421	257,769
*	Medplus Health Services Ltd.	22,347	207,695
*	Meghmani Organics Ltd.	200,152	104,305
Ω	Metropolis Healthcare Ltd.	175,966	889,532
	Minda Corp. Ltd.	188,825	1,034,409
Ω	Mishra Dhatu Nigam Ltd.	113,365	470,486
225

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	MM Forgings Ltd.	13,459	$69,686
	MOIL Ltd.	185,346	609,440
	Monte Carlo Fashions Ltd.	14,854	88,503
	Morepen Laboratories Ltd.	1,033,156	454,551
	Motherson Sumi Wiring India Ltd.	5,953,623	2,576,912
	Motilal Oswal Financial Services Ltd.	276,352	2,361,447
	Mrs Bectors Food Specialities Ltd.	279,752	580,149
	MSTC Ltd.	94,763	435,526
	Narayana Hrudayalaya Ltd.	187,278	3,509,314
	Natco Pharma Ltd.	258,069	2,985,003
	National Aluminium Co. Ltd.	480,931	2,014,750
	National Fertilizers Ltd.	169,354	140,591
	Nava Ltd.	226,977	1,584,472
	Navin Fluorine International Ltd.	4,945	356,530
	Navneet Education Ltd.	303,914	466,309
*	Nazara Technologies Ltd.	41,594	116,089
	NCC Ltd.	1,175,812	2,043,323
	NELCO Ltd.	16,569	122,894
	Neogen Chemicals Ltd.	2,265	39,073
	NESCO Ltd.	76,896	1,004,073
	Netweb Technologies India Ltd.	6,534	281,679
	Neuland Laboratories Ltd.	18,322	2,892,840
	Newgen Software Technologies Ltd.	136,406	734,534
	NIIT Learning Systems Ltd.	281,819	923,574
	NIIT Ltd.	285,432	212,085
	Nilkamal Ltd.	18,446	253,933
Ω	Nippon Life India Asset Management Ltd.	182,810	1,957,495
	NLC India Ltd.	519,222	1,739,286
	NOCIL Ltd.	241,718	461,323
	NRB Bearings Ltd.	156,167	466,120
	Nucleus Software Exports Ltd.	26,426	225,788
	Nuvama Wealth Management Ltd.	76,020	1,071,582
		Shares	Value»
INDIA — (Continued)
*	Onesource Specialty Pharma Ltd.	2,695	$49,921
	Oracle Financial Services Software Ltd.	439	45,410
	Orient Cement Ltd.	247,251	377,641
	Orient Electric Ltd.	270,512	531,292
	Oriental Hotels Ltd.	130,729	136,293
	Paisalo Digital Ltd.	887,687	469,659
	Panama Petrochem Ltd.	42,278	126,161
Ω	Parag Milk Foods Ltd., Class F	140,518	335,367
*	Patel Engineering Ltd.	578,177	173,504
*	PC Jeweller Ltd.	3,986,540	398,069
	PCBL Chemical Ltd.	52,058	159,472
	Pearl Global Industries Ltd.	1,125	18,474
	Petronet LNG Ltd.	29,727	87,683
	Phoenix Mills Ltd.	478,783	8,944,513
*	Piramal Finance Ltd.	279,570	5,898,948
	Piramal Pharma Ltd.	1,199,509	2,057,877
Ω	PNB Housing Finance Ltd.	346,684	3,829,903
	PNC Infratech Ltd.	201,113	453,907
	Polyplex Corp. Ltd.	53,588	537,368
	Pondy Oxides & Chemicals Ltd.	7,484	109,886
*	Poonawalla Fincorp Ltd.	297,680	1,321,685
	Power Mech Projects Ltd.	31,344	830,569
	Praj Industries Ltd.	287,313	1,241,665
	Prakash Industries Ltd.	291,132	439,742
Ω	Prataap Snacks Ltd.	8,396	88,667
	Precision Wires India Ltd.	5,853	26,395
	Prestige Estates Projects Ltd.	146,920	2,193,002
	Pricol Ltd.	140,462	851,137
*	Prism Johnson Ltd.	417,838	594,264
	Privi Speciality Chemicals Ltd.	5,871	208,191
	Procter & Gamble Health Ltd.	28,843	1,584,912
*	PTC India Financial Services Ltd.	487,922	160,940
	PTC India Ltd.	645,691	1,439,372
*	PVR Inox Ltd.	23,644	268,611
Ω	Quess Corp. Ltd.	12,441	26,007
	Radico Khaitan Ltd.	11,102	402,920
	Rain Industries Ltd.	450,114	600,463
226

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rallis India Ltd.	269,292	$755,510
	Ram Ratna Wires Ltd.	1,050	4,936
	Ramco Cements Ltd.	282,898	2,782,811
	Ramco Industries Ltd.	81,093	229,517
*	Ramco Systems Ltd.	7,706	33,577
	Ramkrishna Forgings Ltd.	184,421	1,165,771
*	Ramky Infrastructure Ltd.	3,940	20,983
	Rane Holdings Ltd.	10,752	128,011
	Rashtriya Chemicals & Fertilizers Ltd.	459,156	629,825
*	Rategain Travel Technologies Ltd.	17,834	114,265
	Ratnamani Metals & Tubes Ltd.	90,764	2,538,016
*	RattanIndia Power Ltd.	3,444,681	371,508
*	Raymond Lifestyle Ltd.	94,348	801,162
*	Raymond Ltd.	112,180	556,884
*	Raymond Realty Ltd.	117,935	556,130
Ω	RBL Bank Ltd.	241,487	864,756
	Redington Ltd.	1,844,949	4,222,631
	Redtape Ltd.	256,716	350,146
	Relaxo Footwears Ltd.	100,521	320,244
	Reliance Industrial Infrastructure Ltd.	8,661	71,639
*	Reliance Infrastructure Ltd.	406,237	336,670
*	Reliance Power Ltd.	7,901,815	2,422,956
*	Religare Enterprises Ltd.	26,994	63,023
	Repco Home Finance Ltd.	96,347	416,750
*	Restaurant Brands Asia Ltd.	200,003	138,851
	Rico Auto Industries Ltd.	215,461	258,982
	RITES Ltd.	278,715	645,740
*	RPSG Ventures Ltd.	962	8,658
	Safari Industries India Ltd.	30,081	447,983
*	Sagar Cements Ltd.	38,011	72,324
*	Sammaan Capital Ltd.	140,241	215,841
	Sandhar Technologies Ltd.	11,788	62,315
	Sanghvi Movers Ltd.	75,230	255,200
	Sanofi India Ltd.	23,942	861,180
Ω	Sansera Engineering Ltd.	11,831	317,394
		Shares	Value»
INDIA — (Continued)
*	Sapphire Foods India Ltd.	47,343	$102,612
	Sarda Energy & Minerals Ltd.	223,926	1,401,990
	Saregama India Ltd.	37,223	134,528
	Sasken Technologies Ltd.	15,674	218,654
*	Satin Creditcare Network Ltd.	56,678	105,415
	Savita Oil Technologies Ltd.	44,897	170,755
*	SBFC Finance Ltd.	16,897	16,496
	Schaeffler India Ltd.	2,890	126,770
*	Schneider Electric Infrastructure Ltd.	180,508	2,378,302
*	SEAMEC Ltd.	1,657	28,018
	Senco Gold Ltd.	5,182	17,213
	Seshasayee Paper & Boards Ltd.	66,070	186,845
Ω	SH Kelkar & Co. Ltd.	101,679	156,681
	Shaily Engineering Plastics Ltd.	5,837	156,557
	Shakti Pumps India Ltd.	34,950	210,031
*	Shankara Buildpro Ltd.	21,255	251,639
	Shanthi Gears Ltd.	29,927	152,395
	Sharda Cropchem Ltd.	67,329	764,560
	Sharda Motor Industries Ltd.	18,570	169,548
*	Sheela Foam Ltd.	5,359	29,124
	Shilpa Medicare Ltd.	213,171	925,503
	Shipping Corp. of India Land & Assets Ltd.	371,784	174,718
	Shipping Corp. of India Ltd.	451,179	1,456,028
	Shivalik Bimetal Controls Ltd.	4,101	25,511
*	Shoppers Stop Ltd.	50,404	157,339
	Shriram Pistons & Rings Ltd.	6,795	251,885
	SIS Ltd.	17,782	66,171
	Siyaram Silk Mills Ltd.	26,830	162,989
	SJS Enterprises Ltd.	7,388	142,215
*	SKF India Industrial Ltd.	76,229	1,774,228
	SKF India Ltd.	76,229	1,387,379
	Skipper Ltd.	19,548	98,657
	SML Mahindra Ltd.	614	24,340
	Sobha Ltd.	113,651	1,722,544
227

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Solar Industries India Ltd.	547	$89,532
*	Solara Active Pharma Sciences Ltd.	22,354	118,678
	Somany Ceramics Ltd.	1,740	8,673
Ω	Sona Blw Precision Forgings Ltd.	35,759	229,778
	Sonata Software Ltd.	474,842	1,285,573
	South Indian Bank Ltd.	4,872,411	2,041,340
	SP Apparels Ltd.	4,719	40,743
	Star Cement Ltd.	226,872	552,071
*	Star Health & Allied Insurance Co. Ltd.	28,943	160,691
	Steelcast Ltd.	10,471	32,561
*	Sterlite Technologies Ltd.	539,079	1,689,471
*	STL Networks Ltd.	539,079	159,942
	Strides Pharma Science Ltd.	141,382	1,556,337
*	Stylam Industries Ltd.	10,286	243,328
	Subros Ltd.	74,451	613,554
	Sudarshan Chemical Industries Ltd.	8,156	79,091
	Sumitomo Chemical India Ltd.	171,787	763,043
	Sun TV Network Ltd.	234,515	1,510,232
	Sundaram Finance Ltd.	84,421	4,036,919
	Sundram Fasteners Ltd.	312,251	2,812,549
	Sunflag Iron & Steel Co. Ltd.	74,248	228,629
	Sunteck Realty Ltd.	83,710	301,743
	Suprajit Engineering Ltd.	225,030	990,087
	Supreme Industries Ltd.	31,673	1,219,211
	Supreme Petrochem Ltd.	293,904	2,345,715
	Supriya Lifescience Ltd.	3,146	23,268
	Surya Roshni Ltd.	160,940	429,385
	Swaraj Engines Ltd.	19,779	829,920
Ω	Syngene International Ltd.	385,900	1,912,517
	Talbros Automotive Components Ltd.	5,476	19,164
	Tamilnad Mercantile Bank Ltd.	9,853	76,711
	Tanla Platforms Ltd.	53,932	292,747
*	TARC Ltd.	153,004	217,162
	Tata Chemicals Ltd.	332,551	2,837,622
		Shares	Value»
INDIA — (Continued)
	Tata Elxsi Ltd.	2,231	$97,760
	Tata Technologies Ltd.	13,926	85,667
	TCI Express Ltd.	55,854	309,081
	TD Power Systems Ltd.	162,475	1,997,245
	Techno Electric & Engineering Co. Ltd.	182,639	2,483,090
	Tega Industries Ltd.	4,511	80,154
	Texmaco Rail & Engineering Ltd.	490,675	550,043
	Thirumalai Chemicals Ltd.	63,854	137,925
	Thomas Cook India Ltd.	337,817	334,932
Ω	Thyrocare Technologies Ltd.	145,512	617,156
	Time Technoplast Ltd.	717,681	1,475,187
	Timken India Ltd.	81,973	2,960,274
	Tips Music Ltd.	10,362	70,849
	Titagarh Rail System Ltd.	155,184	1,270,069
	Torrent Power Ltd.	164,223	3,046,416
	Tourism Finance Corp. of India Ltd.	693,920	531,140
	Transformers & Rectifiers India Ltd.	8,248	29,189
	Transport Corp. of India Ltd.	96,643	948,796
	Trident Ltd.	4,031,040	1,112,815
	Triveni Engineering & Industries Ltd.	253,714	1,106,808
	Triveni Turbine Ltd.	372,523	2,262,263
	TTK Prestige Ltd.	141,160	753,421
	Tube Investments of India Ltd.	45,321	1,418,656
	TVS Holdings Ltd.	12,192	1,829,441
	TVS Srichakra Ltd.	7,720	315,831
	Uflex Ltd.	108,416	511,983
*Ω	Ujjivan Small Finance Bank Ltd.	3,621,275	2,185,077
*	Unichem Laboratories Ltd.	91,800	377,935
	UNO Minda Ltd.	131,265	1,547,254
	Usha Martin Ltd.	399,004	1,895,342
	UTI Asset Management Co. Ltd.	91,049	915,289
	VA Tech Wabag Ltd.	109,564	1,746,629
	Vaibhav Global Ltd.	216,985	501,594
*	Valor Estate Ltd.	179,173	196,995
	Vardhman Textiles Ltd.	445,006	2,896,983
228

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Varroc Engineering Ltd.	92,208	$517,356
	Veedol Corp. Ltd.	14,210	213,520
	Venky's India Ltd.	12,977	218,183
	Vesuvius India Ltd.	183,230	997,557
	V-Guard Industries Ltd.	543,229	1,916,543
	Vijaya Diagnostic Centre Ltd.	15,146	181,598
	Vimta Labs Ltd.	35,296	170,875
	Vinati Organics Ltd.	91,094	1,280,093
	Vindhya Telelinks Ltd.	13,368	194,609
	Voltamp Transformers Ltd.	13,143	1,629,373
	VRL Logistics Ltd.	195,813	522,633
	VST Industries Ltd.	187,500	513,778
	VST Tillers Tractors Ltd.	12,701	703,580
*	Waaree Renewable Technologies Ltd.	1,059	11,442
*	Walchandnagar Industries Ltd.	3,493	8,791
	Welspun Corp. Ltd.	378,783	5,076,265
	Welspun Enterprises Ltd.	230,852	1,280,071
	Welspun Living Ltd.	1,100,177	1,505,271
	West Coast Paper Mills Ltd.	100,504	515,666
	Westlife Foodworld Ltd.	97,864	492,701
	Whirlpool of India Ltd.	36,837	384,449
*	Wockhardt Ltd.	165,786	2,449,037
	Wonderla Holidays Ltd.	34,714	194,031
	Zee Entertainment Enterprises Ltd.	50,332	47,968
	Zensar Technologies Ltd.	339,455	1,850,639
	Zydus Wellness Ltd.	146,530	786,531
TOTAL INDIA			631,451,420
INDONESIA — (1.3%)
	ABM Investama Tbk. PT	653,300	111,281
	Adi Sarana Armada Tbk. PT	1,883,300	87,856
	AKR Corporindo Tbk. PT	12,350,100	1,129,803
*	Alam Sutera Realty Tbk. PT	6,427,000	49,393
	Aneka Tambang Tbk. PT	2,094,000	454,428
		Shares	Value»
INDONESIA — (Continued)
*††	Armidian Karyatama Tbk. PT	844,800	$0
	Arwana Citramulia Tbk. PT	5,637,700	161,143
	Aspirasi Hidup Indonesia Tbk. PT	3,437,300	71,147
	Astra Agro Lestari Tbk. PT	69,400	32,472
	Astra Otoparts Tbk. PT	2,355,600	350,047
	Avia Avian Tbk. PT	3,171,000	70,793
*††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Aladin Syariah Tbk. PT	2,920,700	97,940
*	Bank Ganesha Tbk. PT	14,365,100	100,370
*	Bank Ina Perdana PT	3,565,300	917,318
*	Bank Jago Tbk. PT	667,800	50,446
*	Bank Mayapada International Tbk. PT	1,718,100	19,766
	Bank Maybank Indonesia Tbk. PT	798,900	9,422
*	Bank Neo Commerce Tbk. PT	10,242,600	181,543
	Bank OCBC Nisp Tbk. PT	6,387,800	488,920
	Bank Pan Indonesia Tbk. PT	10,830,300	638,844
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	4,531,912	227,860
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	5,539,900	185,623
	Bank Tabungan Negara Persero Tbk. PT	7,872,125	617,856
	BFI Finance Indonesia Tbk. PT	2,969,700	137,289
	BISI International Tbk. PT	1,427,100	61,917
	Blue Bird Tbk. PT	749,200	66,871
*	Buana Lintas Lautan Tbk. PT	16,125,400	475,930
*	Bukalapak.com Tbk. PT	11,796,200	101,714
	Bukit Asam Persero Tbk. PT	9,041,900	1,500,344
*	Buma Internasional Grup Tbk. PT	6,407,600	93,410
229

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Resources Minerals Tbk. PT	11,679,900	$543,917
*	Bumi Serpong Damai Tbk. PT	6,041,700	269,380
*	Capital Financial Indonesia Tbk. PT	3,913,800	304,744
*	Cemindo Gemilang PT	3,571,300	168,024
Ω	Cikarang Listrindo Tbk. PT	4,220,900	179,000
	Ciputra Development Tbk. PT	25,015,620	997,791
	Cisarua Mountain Dairy Tbk. PT	194,200	47,495
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,221,008
*	City Retail Developments Tbk. PT	12,056,400	144,689
*	Darma Henwa Tbk. PT	12,726,000	365,741
	Dayamitra Telekomunikasi PT	711,300	21,200
	Dharma Satya Nusantara Tbk. PT	5,886,600	598,059
*	Eagle High Plantations Tbk. PT	8,519,600	65,903
	Elnusa Tbk. PT	7,160,900	327,748
*	Energi Mega Persada Tbk. PT	12,486,100	1,233,676
	Erajaya Swasembada Tbk. PT	23,200,400	549,749
	ESSA Industries Indonesia Tbk. PT	16,908,600	854,648
	Gajah Tunggal Tbk. PT	3,960,900	273,669
	Garudafood Putra Putri Jaya Tbk. PT	11,575,900	233,748
	Gudang Garam Tbk. PT	363,200	336,395
*	Harum Energy Tbk. PT	5,295,600	305,515
*	Impack Pratama Industri Tbk. PT	8,572,700	1,100,340
	Indah Kiat Pulp & Paper Tbk. PT	1,566,300	885,502
	Indika Energy Tbk. PT	5,046,700	1,066,685
	Indo Tambangraya Megah Tbk. PT	509,200	784,267
	Indocement Tunggal Prakarsa Tbk. PT	577,800	173,953
		Shares	Value»
INDONESIA — (Continued)
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	7,817,900	$41,951
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	616,609
*††	Inti Agri Resources Tbk. PT	92,782,800	0
	Japfa Comfeed Indonesia Tbk. PT	12,381,800	1,776,849
	Jasa Marga Persero Tbk. PT	2,329,500	398,994
	Jaya Real Property Tbk. PT	10,463,000	660,987
	Kawasan Industri Jababeka Tbk. PT	72,814,457	757,814
*	Krakatau Steel Persero Tbk. PT	1,452,800	24,396
	Map Aktif Adiperkasa PT	10,868,800	384,013
	Mayora Indah Tbk. PT	1,418,000	139,795
*	MD Entertainment Tbk. PT	2,900,210	399,105
	Medco Energi Internasional Tbk. PT	17,037,507	1,727,584
*	Media Nusantara Citra Tbk. PT	10,452,000	146,344
	Medikaloka Hermina Tbk. PT	12,372,100	821,913
*	Metro Healthcare Indonesia Tbk. PT	3,892,600	91,977
	Metrodata Electronics Tbk. PT	15,657,100	511,472
	Metropolitan Kentjana Tbk. PT	100,000	129,055
	Mitra Adiperkasa Tbk. PT	24,736,900	1,741,190
	Mitra Keluarga Karyasehat Tbk. PT	2,349,200	261,677
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	221,104
*	MNC Digital Entertainment Tbk. PT	5,496,700	254,286
*	MNC Tourism Indonesia Tbk. PT	52,756,800	338,578
	Pabrik Kertas Tjiwi Kimia Tbk. PT	2,538,000	1,270,736
230

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Pacific Strategic Financial Tbk. PT	8,490,500	$929,925
	Pakuwon Jati Tbk. PT	23,570,200	430,341
*	Panin Financial Tbk. PT	48,098,900	674,130
*	Paninvest Tbk. PT	2,190,800	98,051
	Perusahaan Gas Negara Persero Tbk. PT	18,669,900	2,100,335
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	5,041,500	502,695
*††	Pool Advista Indonesia Tbk. PT	10,473,500	5,672
*	PP Persero Tbk. PT	1,302,400	19,589
	Puradelta Lestari Tbk. PT	4,941,900	40,318
	Rukun Raharja Tbk. PT	650,300	155,941
	Salim Ivomas Pratama Tbk. PT	3,756,200	167,091
	Samudera Indonesia Tbk. PT	7,035,800	141,646
*	Sarana Meditama Metropolitan Tbk. PT	951,700	18,247
	Sarana Menara Nusantara Tbk. PT	11,469,800	315,314
	Sariguna Primatirta Tbk. PT	11,881,800	268,124
	Sawit Sumbermas Sarana Tbk. PT	6,015,900	479,146
*††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,356,445
	Semen Indonesia Persero Tbk. PT	2,456,100	284,503
	Sumber Tani Agung Resources Tbk. PT	882,600	62,781
	Summarecon Agung Tbk. PT	8,606,946	154,190
	Surya Citra Media Tbk. PT	12,995,300	187,895
	Surya Semesta Internusa Tbk. PT	8,146,800	841,027
*††	Suryainti Permata Tbk. PT	7,252,000	0
	Tempo Scan Pacific Tbk. PT	739,500	104,267
	Timah Tbk. PT	6,562,514	1,361,817
		Shares	Value»
INDONESIA — (Continued)
	Total Bangun Persada Tbk. PT	376,600	$26,015
	Transcoal Pacific Tbk. PT	1,298,500	862,488
	Trias Sentosa Tbk. PT	32,818,400	909,859
*	Trimegah Sekuritas Indonesia Tbk. PT	1,698,100	55,982
	Triputra Agro Persada PT	9,220,900	1,118,491
	Tunas Baru Lampung Tbk. PT	4,516,028	189,122
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	8,431,500	824,636
	Unggul Indah Cahaya Tbk. PT	48,239	34,543
	Vale Indonesia Tbk. PT	154,700	61,387
*††	Waskita Karya Persero Tbk. PT	30,184,766	66,054
*††	Wijaya Karya Persero Tbk. PT	3,114,900	6,883
	XLSMART Telecom Sejahtera Tbk. PT	3,941,879	669,865
TOTAL INDONESIA			49,785,836
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	1,325,292	1,093,566
	A'ayan Real Estate Co. SAK	266,314	144,017
*	Acico Industries Co. KSC	237,096	338,288
	Agility Public Warehousing Co. KSCC	922,002	432,588
††	Al-Eid Food KSC	235,106	61,930
	Ali Alghanim Sons Automotive Co. KSCC	270,639	887,308
*	Alimtiaz Investment Group KSC	1,004,688	182,785
††	Arabi Group Holding KSC	502,885	117,749
	Arkan Al-Kuwait Real Estate Co. KSC	75,945	75,394
	Arzan Financial Group for Financing & Investment KPSC	1,350,371	1,594,716
231

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	Asiya Capital Investments Co. KSCP	977,383	$132,298
	Beyout Holding Co. KPSC	42,181	51,050
	Boubyan Petrochemicals Co. KSCP	543,432	1,085,560
	Boursa Kuwait Securities Co. KPSC	197,000	1,806,773
	Combined Group Contracting Co. SAK	198,925	621,515
	Commercial Facilities Co. SAKP	41,311	41,431
	Commercial Real Estate Co. KSC	3,218,090	2,016,701
	Gulf Cables & Electrical Industries Group Co. KSCP	159,607	1,005,420
	Heavy Engineering & Ship Building Co. KSCP	167,779	421,389
	Humansoft Holding Co. KSC	149,736	1,169,947
	Injazzat Real Estate Development Co. KSCP	20,071	11,584
	Integrated Holding Co. KCSC	281,845	386,147
	KAMCO Investment Co. KSC	24,763	16,244
*††	Kuwait & Gulf Link Transport Co. KSC	59,505	10,450
	Kuwait Cement Co. KSC	104,143	148,515
	Kuwait Financial Centre SAK	207,204	96,529
	Kuwait Insurance Co. SAK	18,311	44,568
	Kuwait International Bank KSCP	2,139,172	1,893,442
	Kuwait Investment Co. SAK	413,682	262,827
*	Kuwait Real Estate Co. KSC	2,498,044	2,827,225
	Kuwait Telecommunications Co.	124,889	262,972
	Mezzan Holding Co. KSCC	239,144	996,796
		Shares	Value»
KUWAIT — (Continued)
*	Munshaat Real Estate Projects Co. KSCP	110,326	$74,695
*	National Consumer Holding Co. SAK	324,062	112,833
	National Industries Group Holding SAK	2,103,788	1,775,118
	National Investments Co. KSCP	1,082,323	919,672
	Oula Fuel Marketing Co.	73,442	64,616
*	Privatization Holding Co. KSCP	910,033	210,494
*	Rasiyat Holding Co.	39,627	61,913
	Salhia Real Estate Co. KSCP	819,182	1,051,694
*	Securities House KSC	576,093	152,902
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	624,898	300,613
	Specialities Group Holding Co. KSCC	114,737	68,510
	Tijara & Real Estate Investment Co. KSCP	109,338	42,801
*	Warba Bank KSCP	558,021	528,837
TOTAL KUWAIT			25,602,422
MALAYSIA — (1.4%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	1,044,211
#	Able Global Bhd.	59,300	22,596
#	Aeon Co. M Bhd.	1,045,200	305,509
#	AEON Credit Service M Bhd.	624,000	929,253
#*	AFFIN Bank Bhd.	513,183	325,994
	Ajinomoto Malaysia Bhd.	33,900	105,749
	Alliance Bank Malaysia Bhd.	458,511	538,696
	Allianz Malaysia Bhd.	134,100	698,869
#	AME Elite Consortium Bhd.	201,100	77,071
	Ancom Nylex Bhd.	864,961	195,100
#	Bank Islam Malaysia Bhd.	1,307,700	771,188
#*	Berjaya Corp. Bhd.	6,025,107	395,724
#*	Berjaya Property Bhd.	1,516,100	99,369
#*	Bermaz Auto Bhd.	1,145,300	272,885
232

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	British American Tobacco Malaysia Bhd.	45,900	$71,483
#*	Bumi Armada Bhd.	668,800	67,589
#	Bursa Malaysia Bhd.	595,400	1,282,019
#	Cahya Mata Sarawak Bhd.	1,403,100	440,650
#	Carlsberg Brewery Malaysia Bhd.	370,400	1,552,249
	CB Industrial Product Holding Bhd.	550,840	168,291
	CCK Consolidated Holdings Bhd.	145,100	45,333
	Dayang Enterprise Holdings Bhd.	1,331,175	678,938
#	DRB-Hicom Bhd.	825,600	245,750
#	Duopharma Biotech Bhd.	1,029,238	332,239
	Dutch Lady Milk Industries Bhd.	79,100	650,168
	DXN Holdings Bhd.	108,400	12,694
	Eastern & Oriental Bhd.	894,600	182,729
	Eco World Development Group Bhd.	2,221,100	1,154,985
	EG Industries Bhd.	487,000	149,308
*	Ekovest Bhd.	1,369,250	79,599
	FAR East Holdings Bhd.	258,300	254,432
	Farm Fresh Bhd.	821,700	526,212
#	Frontken Corp. Bhd.	2,648,750	2,826,806
#	Gas Malaysia Bhd.	597,600	813,166
#	Genting Plantations Bhd.	323,800	423,273
*††	Golden Plus Holding Bhd.	216,000	0
*	Greatech Technology Bhd.	144,600	87,588
	Guan Chong Bhd.	436,866	90,842
	Hap Seng Plantations Holdings Bhd.	170,200	92,256
*	Hartalega Holdings Bhd.	1,465,300	414,562
	Heineken Malaysia Bhd.	6,400	36,875
	Hextar Global Bhd.	1,164,300	221,357
	Hiap Teck Venture Bhd.	2,284,500	178,420
#	Hibiscus Petroleum Bhd.	1,362,519	756,546
	Hong Leong Industries Bhd.	350,400	1,530,106
		Shares	Value»
MALAYSIA — (Continued)
#	Hume Cement Industries Bhd.	25,600	$20,337
	Hup Seng Industries Bhd.	97,200	24,368
*	IGB Bhd.	1,499,071	901,616
	ITMAX SYSTEM Bhd.	204,300	249,676
	Jaya Tiasa Holdings Bhd.	973,927	284,585
	Keck Seng Malaysia Bhd.	289,650	392,713
#	Kelington Group Bhd.	631,700	951,733
#	Kenanga Investment Bank Bhd.	346,300	68,528
#	Kerjaya Prospek Group Bhd.	632,890	355,979
#	Kim Loong Resources Bhd.	838,580	541,195
#*	Kinergy Advancement Bhd.	983,100	94,208
#	Kossan Rubber Industries Bhd.	2,556,800	708,482
	KPJ Healthcare Bhd.	327,900	275,181
#	Kretam Holdings Bhd.	1,129,400	182,847
#	KSL Holdings Bhd.	877,933	678,326
#	Lagenda Properties Bhd.	71,200	26,042
	Land & General Bhd.	1,061,900	40,068
	LBS Bina Group Bhd.	1,512,016	179,489
#	Leong Hup International Bhd.	957,700	178,744
#	Lianson Fleet Group Bhd.	211,500	94,370
#	LPI Capital Bhd.	397,224	1,483,720
#	Magni-Tech Industries Bhd.	561,433	266,283
	Magnum Bhd.	871,263	281,164
#	Mah Sing Group Bhd.	2,487,487	691,754
#	Malakoff Corp. Bhd.	3,623,100	780,305
#	Malayan Flour Mills Bhd.	1,438,875	203,409
#	Malaysia Smelting Corp. Bhd.	567,200	263,463
	Malaysian Pacific Industries Bhd.	75,700	700,938
#	Matrix Concepts Holdings Bhd.	3,731,005	1,270,698
#	MBM Resources Bhd.	418,496	535,780
	MBSB Bhd.	821,190	141,892
	Mega First Corp. Bhd.	1,538,100	1,201,654
	Mi Technovation Bhd.	301,700	253,331
#	MKH Bhd.	589,234	136,614
	MKH Oil Palm East Kalimantan Bhd.	148,215	22,762
233

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	MNRB Holdings Bhd.	667,088	$417,411
	Muhibbah Engineering M Bhd.	866,825	118,015
*	Nextgreen Global Bhd.	476,500	93,574
††	Nylex Malaysia Bhd.	4,205	48
#	OCK Group Bhd.	178,600	17,567
	Oriental Holdings Bhd.	426,300	774,927
#	OSK Holdings Bhd.	5,764,382	2,617,786
	Padini Holdings Bhd.	1,997,700	739,753
#	Pantech Group Holdings Bhd.	643,619	105,476
#	Paramount Corp. Bhd.	584,955	149,033
	Pecca Group Bhd.	334,100	124,620
*	Pharmaniaga Bhd.	4,683,000	289,460
*	Ranhill Utilities Bhd.	1,590,149	730,010
#	RCE Capital Bhd.	925,100	265,997
#	Sam Engineering & Equipment M Bhd.	412,749	407,427
#	Sarawak Oil Palms Bhd.	830,255	950,057
	Scientex Bhd.	1,382,872	1,317,378
#	Shangri-La Hotels Malaysia Bhd.	117,700	51,889
	Sime Darby Property Bhd.	395,200	141,461
	SKP Resources Bhd.	536,724	54,154
#*	Solarvest Holdings Bhd.	312,600	214,447
#	Southern Cable Group Bhd.	72,500	34,624
	SP Setia Bhd. Group	3,453,400	907,005
	Sunway Construction Group Bhd.	178,136	307,161
	Suria Capital Holdings Bhd.	269,560	87,622
#	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	612,618
#	Ta Ann Holdings Bhd.	494,189	675,923
	Taliworks Corp. Bhd.	476,616	53,963
	Top Glove Corp. Bhd.	4,875,800	890,428
#*	Tropicana Corp. Bhd.	1,470,490	449,544
#*	TSH Resources Bhd.	572,500	189,120
#	Uchi Technologies Bhd.	887,200	626,510
#	UEM Sunrise Bhd.	2,379,300	388,302
	Unisem M Bhd.	174,100	147,455
	United Malacca Bhd.	389,750	580,523
	UOA Development Bhd.	2,989,200	1,352,889
#	Velesto Energy Bhd.	7,856,208	672,311
		Shares	Value»
MALAYSIA — (Continued)
	Wasco Bhd.	103,100	$28,882
*	WCT Holdings Bhd.	456,993	54,764
	Wellcall Holdings Bhd.	682,000	211,447
#	Zetrix Ai Bhd.	4,806,300	995,367
TOTAL MALAYSIA			54,477,881
MEXICO — (2.8%)
#*	Alpek SAB de CV	60,635	43,389
#	Alsea SAB de CV	1,115,662	3,289,793
*	Axtel SAB de CV	1,748,691	273,288
Ω	Banco del Bajio SA	2,074,626	6,528,448
#	Becle SAB de CV	53,285	43,162
	Bolsa Mexicana de Valores SAB de CV	798,414	1,796,243
	Consorcio ARA SAB de CV	478,487	126,822
*	Controladora AXTEL SAB de CV	858,225	41,073
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	605,552	452,383
	Corp. Actinver SAB de CV	179,820	231,614
#	Corp. Inmobiliaria Vesta SAB de CV	1,489,679	5,316,231
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	950,881	2,231,796
	Corp. Moctezuma SAB de CV	696,531	3,248,498
	Corporativo Fragua SAB de CV	3	85
#*††	Empresas ICA SAB de CV	3,768,186	0
	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,516
#	GCC SAB de CV	519,079	6,122,211
#	Genomma Lab Internacional SAB de CV, Class B	991,954	932,982
	Gentera SAB de CV	2,810,542	7,344,720
	Grupo Aeroportuario del Centro Norte SAB de CV	551,420	7,276,086
	Grupo Comercial Chedraui SA de CV	1,129,685	6,609,904
234

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Herdez SAB de CV	1,367,911	$5,215,266
*	Grupo Hotelero Santa Fe SAB de CV	566,863	162,253
*	Grupo Industrial Saltillo SAB de CV	927,318	663,564
*	Grupo Nutrisa SAB de CV	1,367,911	307,748
*	Grupo Posadas SAB de CV	69,065	117,820
#	Grupo Rotoplas SAB de CV	160,013	117,432
*	Grupo Simec SAB de CV (SIMECB MM)	941,651	8,948,070
	Grupo Televisa SAB (TLEVICPO MM)	710,723	405,639
#*Ω	Grupo Traxion SAB de CV	338,293	201,599
*	Industrias CH SAB de CV	1,664,175	15,052,693
	KUO SAB de CV	712,836	2,366,394
	La Comer SAB de CV	2,941,192	6,643,927
	Megacable Holdings SAB de CV	1,287,006	4,525,905
*	Minera Frisco SAB de CV, Class A1	5,058,489	2,736,510
*Ω	Nemak SAB de CV	597,964	112,962
*	Ollamani SAB	12,275	54,107
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	181,460	172,646
*	Orbia Advance Corp. SAB de CV	112,031	133,589
#	Organizacion Cultiba SAB de CV	935,406	694,520
	Organizacion Soriana SAB de CV, Class B	358,274	687,076
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	162,040	2,565,591
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	3,302	37,805
#	Qualitas Controladora SAB de CV	374,606	3,745,953
	Regional SAB de CV	497,539	4,177,180
*††	San Luis Rassini	3,300	0
		Shares	Value»
MEXICO — (Continued)
*††	Sanluis Corp. SA (SANLUISB MM)	4,642	$0
*††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
	Sigma Foods SAB de CV	195,467	185,749
*	Vista Energy SAB de CV (VIST US), ADR	2,874	213,596
*	Vitro SAB de CV	239,494	77,050
TOTAL MEXICO			112,232,888
PHILIPPINES — (0.6%)
	A Soriano Corp.	2,931,411	725,369
	ACEN Corp.	3,350,000	155,050
*††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	3,619,000	503,426
	Apex Mining Co., Inc.	5,719,800	1,524,337
	Belle Corp.	12,306,400	260,295
	Century Pacific Food, Inc.	2,628,900	1,221,374
	China Banking Corp.	5,272,064	5,159,438
	Converge Information & Communications Technology Solutions, Inc.	1,163,300	240,576
	Cosco Capital, Inc.	2,304,200	251,423
	D&L Industries, Inc.	2,272,300	132,139
	DigiPlus Interactive Corp.	259,600	57,403
	DMCI Holdings, Inc.	5,003,100	779,120
	East West Banking Corp.	437,200	99,991
	Filinvest Land, Inc.	30,065,620	371,048
	First Philippine Holdings Corp.	1,527,600	2,000,853
	GT Capital Holdings, Inc.	100,950	776,462
	Keepers Holdings, Inc.	378,000	11,442
	LT Group, Inc.	1,715,800	418,751
	Manila Water Co., Inc.	3,346,500	2,397,812
	Megaworld Corp.	3,888,000	131,324
Ω	Monde Nissin Corp.	1,589,400	175,874
	Nickel Asia Corp.	3,492,100	285,673
	OceanaGold Philippines, Inc.	21,800	11,883
	Philcomsat Holdings Corp.	316,021	616,878
	Philex Mining Corp.	1,221,300	187,485
235

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philippine National Bank	767,726	$717,279
*††	Philippine National Construction Corp.	173,000	0
	Philippine Savings Bank	323,897	299,974
	Philippine Stock Exchange, Inc.	42,102	149,816
*††	Philtown Properties, Inc.	111,562	0
*††	Phoenix Petroleum Philippines, Inc.	929,580	11,795
	Puregold Price Club, Inc.	1,517,490	1,061,746
	RFM Corp.	7,485,068	673,741
	Rizal Commercial Banking Corp.	2,651,952	992,233
	Robinsons Land Corp.	3,638,151	1,028,376
	Robinsons Retail Holdings, Inc.	58,740	45,133
	Security Bank Corp.	134,190	141,867
	Semirara Mining & Power Corp.	689,100	291,650
	Synergy Grid & Development Phils, Inc.	863,200	320,625
	Union Bank of the Philippines	1,270,403	540,153
	Universal Robina Corp.	114,580	113,822
	Vista Land & Lifescapes, Inc.	1,051,200	17,077
	Vistamalls, Inc.	140,600	2,400
	Wilcon Depot, Inc.	140,900	14,230
TOTAL PHILIPPINES			24,917,343
POLAND — (1.8%)
	AB SA	2,990	104,086
	Agora SA	67,512	158,611
	Alior Bank SA	29,361	1,002,876
#	AmRest Holdings SE	38,340	118,103
	Apator SA	37,109	261,441
	ASBISc Enterprises PLC	51,549	913,355
#	Asseco Poland SA	75,216	3,794,184
	Asseco South Eastern Europe SA	805	13,433
#	Auto Partner SA	53,392	316,453
*	Bank Millennium SA	451,218	2,225,368
*	Bank Ochrony Srodowiska SA	64,719	180,376
#*	Benefit Systems SA	2,817	3,110,037
		Shares	Value»
POLAND — (Continued)
#	Boryszew SA	133,234	$181,396
#	Budimex SA	14,712	2,674,688
*	Celon Pharma SA	19,996	117,263
*	Cognor Holding SA	86,852	122,186
#	Cyber Folks SA	4,935	246,383
#*	Cyfrowy Polsat SA	104,844	434,862
#*	Datawalk SA	3,653	127,764
	Develia SA	1,486,855	4,315,104
	Dom Development SA	15,579	1,111,415
	Echo Investment SA	22,550	32,060
	Elektrotim SA	5,002	79,443
*	Enea SA	559,136	3,405,547
*	Fabryki Mebli Forte SA	48,823	268,962
#*	Globe Trade Centre SA	324,771	241,464
#*	Grupa Azoty SA	32,256	162,975
	Grupa Kety SA	51,495	15,727,728
	Grupa Pracuj SA	6,366	77,919
#	Inter Cars SA	33,276	6,791,680
#*	Jastrzebska Spolka Weglowa SA	48,515	379,797
	KRUK SA	57,949	6,977,746
#*	Lubawa SA	30,768	68,706
#*	Lubelski Wegiel Bogdanka SA	11,215	78,321
#*	Medicalgorithmics SA	1,343	9,785
#	Mirbud SA	82,029	250,325
	Mo-BRUK SA	2,384	233,592
#*	Modivo SA	57,277	1,257,379
	Neuca SA	2,512	492,913
	Newag SA	1,122	34,569
*	PKP Cargo SA	34,072	134,710
	PlayWay SA	1,040	69,958
*	Polimex-Mostostal SA	28,040	61,894
#	Rainbow Tours SA	6,497	239,810
#	Stalexport Autostrady SA	164,889	128,973
#*	Syn2bio SA	8,531	68,252
	Synektik SA	8,531	677,732
*	Tauron Polska Energia SA	2,405,636	6,286,418
	TEN Square Games SA	6,067	179,748
#	Text SA	6,638	71,373
	Torpol SA	24,822	492,091
*	VRG SA	873,743	1,269,183
#	Warsaw Stock Exchange	57,560	1,193,677
	Wawel SA	365	78,646
#	Wirtualna Polska Holding SA	2,566	41,040
Ω	XTB SA	83,945	2,363,541
236

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	$13,796
*	Zespol Elektrowni Patnow Adamow Konin SA	32,217	163,181
TOTAL POLAND			71,634,318
QATAR — (0.7%)
	Aamal Co.	3,572,787	761,571
	Al Khaleej Takaful Group QSC	484,929	338,716
	Al Meera Consumer Goods Co. QSC	179,447	668,169
	Alijarah Holding Co. QPSC	496,306	89,735
*	Baladna	1,337,190	474,904
	Barwa Real Estate Co.	2,452,814	1,588,981
	Doha Bank QPSC	4,061,916	3,010,830
	Doha Insurance Co. QSC	249,552	202,162
*	Estithmar Holding QPSC	1,457,721	1,580,541
	Gulf International Services QSC	2,627,664	1,499,020
	Gulf Warehousing Co.	252,513	151,991
	Lesha Bank LLC	2,864,210	1,522,915
	Mannai Corp. QSC	185,644	264,063
*	Mazaya Real Estate Development QPSC	684,824	107,268
	Medicare Group	332,626	503,585
	Meeza QSTP LLC	135,805	120,809
	Qatar Aluminum Manufacturing Co.	4,323,188	1,921,395
	Qatar Industrial Manufacturing Co. QSC	38,184	23,463
	Qatar Insurance Co. SAQ	3,614,391	2,275,693
	Qatar Islamic Insurance Group	47,294	110,118
	Qatar National Cement Co. QSC	490,827	378,574
	Qatar Navigation QSC	1,362,504	3,852,503
	Salam International Investment Ltd. QSC	2,225,787	475,710
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	2,993,330	$699,671
	Vodafone Qatar PQSC	5,060,119	3,704,474
*	Widam Food Co.	55,856	23,403
	Zad Holding Co.	52,382	211,073
TOTAL QATAR			26,561,337
RUSSIA — (0.0%)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	0
*††	Mechel PJSC, Sponsored ADR	123,618	0
*††	PhosAgro PJSC	779	0
*††	RusHydro PJSC (RSHYY US), ADR	952,144	0
*††	VTB Bank PJSC (VTBR LI), GDR	27,705	0
SAUDI ARABIA — (2.2%)
	Abdullah Al Othaim Markets Co.	268,021	439,255
*	Advanced Building Industries Co.	22,737	240,637
*	Advanced Petrochemical Co.	24,762	182,988
	Al Babtain Power & Telecommunication Co.	116,921	2,080,636
	Al Hammadi Holding	246,494	1,733,485
	Al Hassan Ghazi Ibrahim Shaker Co.	125,992	534,101
	Al Jouf Agricultural Development Co.	30,002	387,180
*	Al Khaleej Training & Education Co.	25,351	111,686
	Al Masane Al Kobra Mining Co.	28,323	616,441
	Al Taiseer Group TALCO Industrial Co.	6,900	64,608
*	Al Yamamah Steel Industries Co.	76,456	856,439
	Alamar Foods	12,848	157,030
	Alandalus Property Co.	185,419	739,993
	Alaseel Co.	379,916	377,861
	Al-Dawaa Medical Services Co.	2,783	34,727
237

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Aldrees Petroleum & Transport Services Co.	137,169	$4,398,900
	AlJazira Takaful Ta'awuni Co.	36,972	112,283
	AlKhorayef Water & Power Technologies Co.	41,162	1,386,197
	Almawarid Manpower Co.	6,464	147,540
	Alujain Corp.	13,787	110,877
*	Amlak International Finance Co.	22,977	64,718
	Arabian Cement Co.	73,188	462,917
Ω	Arabian Centres Co.	253,508	1,188,540
	Arabian Drilling Co.	27,942	678,276
	Arabian Pipes Co.	316,501	613,641
	Arriyadh Development Co.	271,400	1,310,288
*	ARTEX Industrial Investment Co.	44,058	121,098
	Astra Industrial Group Co.	122,994	4,633,377
*	BAAN Holding Group Co.	271,491	141,388
	Basic Chemical Industries Ltd.	24,620	169,862
*	Bawan Co.	90,760	1,060,127
	BinDawood Holding Co.	456,035	638,674
	Catrion Catering Holding Co.	103,480	1,945,339
*	Chubb Arabia Cooperative Insurance Co.	34,108	169,740
	City Cement Co.	92,199	307,309
	Dallah Healthcare Co.	71,775	2,385,236
*	Dar Al Arkan Real Estate Development Co.	784,563	3,713,600
	East Pipes Integrated Co. for Industry	23,331	1,234,964
	Eastern Province Cement Co.	58,665	366,833
	Electrical Industries Co.	1,465,101	7,116,460
*	Emaar Economic City	414,514	1,224,481
	Etihad GO Telecom Co.	22,049	568,084
	First Milling Co.	23,705	345,565
	Fitaihi Holding Group	237,961	168,642
	Gulf Insurance Group	23,514	156,850
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Gulf Union Cooperative Insurance Co.	30,200	$89,802
*	Halwani Brothers Co.	11,352	96,175
*	Herfy Food Services Co.	11,974	47,905
*	L'Azurde Co. for Jewelry	36,738	111,109
	Leejam Sports Co. JSC	77,737	1,654,446
	Maharah Human Resources Co.	134,066	215,836
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	20,346	75,662
*	Methanol Chemicals Co.	10,107	23,903
	Middle East Healthcare Co.	65,757	648,902
*	Middle East Paper Co.	112,430	525,289
	Middle East Pharmaceutical Co.	1,394	38,137
	Middle East Specialized Cables Co.	38,882	325,397
	Mobile Telecommunications Co. Saudi Arabia	702,670	2,200,788
	Modern Mills Co.	2,869	21,804
*	Najran Cement Co.	63,603	102,682
*	National Agriculture Development Co.	347,981	1,490,167
	National Co. for Glass Industries	60,985	618,876
	National Co. for Learning & Education	41,585	1,307,421
*	National Gypsum	16,803	66,890
*	National Industrialization Co.	300,350	839,529
	National Medical Care Co.	19,673	623,041
	Nayifat Finance Co.	83,523	225,177
	Northern Region Cement Co.	148,203	278,423
	Qassim Cement Co.	63,627	739,062
	Retal Urban Development Co.	346,110	1,371,761
	Riyadh Cement Co.	58,121	371,844
*	Saudi Automotive Services Co.	128,841	1,751,410
238

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Cement Co.	133,992	$1,218,439
	Saudi Ceramic Co.	121,999	1,005,066
	Saudi Chemical Co. Holding	1,505,254	3,375,894
	Saudi Co. For Hardware CJSC	8,276	54,775
	Saudi Industrial Investment Group	5,028	18,729
*	Saudi Kayan Petrochemical Co.	131,924	211,210
	Saudi Manpower Solutions Co.	67,650	101,043
*	Saudi Marketing Co.	3,918	13,675
*	Saudi Paper Manufacturing Co.	49,170	762,715
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	105,184	882,472
*	Saudi Public Transport Co.	61,328	186,486
*	Saudi Real Estate Co.	353,146	1,300,809
*	Saudi Reinsurance Co.	250,471	1,773,717
*	Saudi Research & Media Group	36,925	758,071
	Saudi Steel Pipe Co.	13,457	207,050
	Saudia Dairy & Foodstuff Co.	48,176	2,651,985
*	Savola Group	94,232	680,710
	Scientific & Medical Equipment House Co.	10,631	87,466
*	Seera Group Holding	535,616	3,061,803
*	SHL Finance Co.	50,128	211,801
*	Sinad Holding Co.	126,003	293,036
	Southern Province Cement Co.	57,294	322,468
	Sumou Real Estate Co.	2,393	19,258
	Sustained Infrastructure Holding Co.	97,526	901,806
	Tabuk Cement Co.	54,206	115,700
	Tanmiah Food Co.	4,017	69,975
*	Umm Al-Qura Cement Co.	7,150	27,106
	United Electronics Co.	131,903	2,838,883
	United International Transportation Co.	155,589	1,726,875
*	Walaa Cooperative Insurance Co.	38,002	98,413
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Wataniya Insurance Co.	44,163	$159,652
	Yamama Cement Co.	247,204	1,751,764
	Zahrat Al Waha For Trading Co.	90,920	63,273
TOTAL SAUDI ARABIA			88,312,436
SOUTH AFRICA — (2.9%)
	Advtech Ltd.	2,560,402	6,565,364
	AECI Ltd.	231,908	1,536,067
	African Rainbow Minerals Ltd.	257,204	3,443,844
#	Afrimat Ltd.	166,595	325,123
	Alexander Forbes Group Holdings Ltd.	1,437,620	648,895
	Altron Ltd., Class A	631,230	856,228
	Aspen Pharmacare Holdings Ltd.	224,156	1,861,721
	Astral Foods Ltd.	94,302	1,387,251
	AVI Ltd.	931,620	5,562,468
#	Blu Label Unlimited Group Ltd.	812,112	431,497
*	Brait PLC	83,369	11,028
	Cashbuild Ltd.	43,043	334,410
	Caxton & CTP Publishers & Printers Ltd.	43,251	33,589
	City Lodge Hotels Ltd.	225,045	57,759
	Coronation Fund Managers Ltd.	512,728	1,366,428
	DataTec Ltd.	1,149,304	4,951,000
#Ω	Dis-Chem Pharmacies Ltd.	1,025,790	2,241,850
	DRDGOLD Ltd. (DRD SJ)	1,386,609	3,744,812
	Exxaro Resources Ltd.	184,499	2,435,282
	Famous Brands Ltd.	89,543	286,631
#	Foschini Group Ltd.	340,163	1,430,167
	Grindrod Ltd.	1,313,728	1,773,917
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	904,085	14,257,420
	Hudaco Industries Ltd.	88,913	1,032,116
	Italtile Ltd.	118,226	64,266
	JSE Ltd.	223,103	2,113,806
*	KAP Ltd.	1,301,728	189,535
*	Lesaka Technologies, Inc.	776	3,784
	Lewis Group Ltd.	170,216	870,499
239

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Life Healthcare Group Holdings Ltd.	537,657	$400,811
	Merafe Resources Ltd.	2,141,711	147,681
	Momentum Group Ltd.	2,861,207	6,503,048
	Motus Holdings Ltd.	336,480	2,251,196
	Mpact Ltd.	218,055	283,315
	Mr. Price Group Ltd.	229,168	2,150,584
*	Nampak Ltd.	2,378	70,441
	Netcare Ltd.	1,550,978	1,608,656
	Ninety One Ltd.	505,784	1,417,680
	Northam Platinum Holdings Ltd.	359,112	6,924,146
	Oceana Group Ltd.	223,491	750,222
	Old Mutual Ltd. (OMU SJ)	1,414,022	1,156,091
	Omnia Holdings Ltd.	393,703	2,284,146
*	Pick n Pay Stores Ltd.	337,083	399,485
	PPC Ltd.	527,692	192,921
	Premier Group Ltd.	10,292	112,491
	PSG Financial Services Ltd.	2,017,236	3,429,913
	Rainbow Chicken	535,302	199,882
	Raubex Group Ltd.	483,682	1,492,444
	RCL Foods Ltd.	535,302	273,556
	Reunert Ltd.	315,784	1,322,009
	Santam Ltd.	129,444	3,099,030
*	Sappi Ltd.	610,565	592,363
	Southern Sun Ltd.	412,732	249,499
#*	SPAR Group Ltd.	266,349	1,033,828
	Spur Corp. Ltd.	179,094	451,258
	Stadio Holdings Ltd.	12,572	8,960
	Sun International Ltd.	788,878	2,228,537
	Super Group Ltd.	203,015	194,475
	Telkom SA SOC Ltd.	674,924	2,437,589
#	Thungela Resources Ltd. (TGA SJ)	28,352	246,490
	Tiger Brands Ltd.	394,877	6,892,144
#	Truworths International Ltd.	56,284	175,210
	Tsogo Sun Ltd.	173,438	72,893
	We Buy Cars Holdings Ltd.	465,266	1,062,285
	Wilson Bayly Holmes-Ovcon Ltd.	176,413	1,823,056
	Woolworths Holdings Ltd.	142,949	449,235
	Zeda Ltd.	106,799	93,407
TOTAL SOUTH AFRICA			114,297,734
SOUTH KOREA — (12.7%)
#	Able C&C Co. Ltd.	11,142	112,752
		Shares	Value»
SOUTH KOREA — (Continued)
#	ABOV Semiconductor Co. Ltd.	12,908	$123,451
#*	Ace Technologies Corp.	32,224	101,648
#*	ADTechnology Co. Ltd.	20,426	738,617
#	Advanced Nano Products Co. Ltd.	12,463	704,852
#	Advanced Process Systems Corp.	16,198	289,280
#	Aekyung Chemical Co. Ltd.	23,069	243,429
	Aekyung Industrial Co. Ltd.	1,219	12,289
*	AeroSpace Technology of Korea, Inc.	121,371	64,689
#*	Agabang & Co.	38,009	135,785
	Ahnlab, Inc.	19,339	826,961
*	Air Busan Co. Ltd.	44,777	61,982
	AJ Networks Co. Ltd.	15,374	55,161
	Ajin Industrial Co. Ltd.	31,804	80,436
#*	ALUKO Co. Ltd.	56,572	115,177
	Amorepacific Holdings Corp.	35,137	665,521
*	Anam Electronics Co. Ltd.	17,748	17,950
#*	Ananti, Inc.	61,954	298,303
	Anapass, Inc.	9,197	108,816
	ANIPLUS, Inc.	25,769	49,642
#*	Anterogen Co. Ltd.	6,548	159,253
*	Apact Co. Ltd.	5,474	32,547
#	Aplus Asset Advisor Co. Ltd.	24,140	175,642
*	APS Innovation Co. Ltd.	892	4,028
*	APS, Inc.	5,274	24,457
#	Asia Cement Co. Ltd.	50,335	399,630
#	ASIA Holdings Co. Ltd.	3,528	645,334
#*	Asia Pacific Satellite, Inc.	12,527	140,874
#	Asia Paper Manufacturing Co. Ltd.	81,215	497,050
*	Asiana Airlines, Inc.	82,372	392,125
	Atinum Investment Co. Ltd.	43,333	99,007
	ATON, Inc.	11,646	63,886
#	Avaco Co. Ltd.	31,776	343,566
#	Baiksan Co. Ltd.	44,605	372,945
#	BGF Co. Ltd.	31,318	111,033
	BGF retail Co. Ltd.	12,750	1,139,690
240

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	BH Co. Ltd.	75,524	$1,782,119
*	BHI Co. Ltd.	43,958	2,943,520
#	Binggrae Co. Ltd.	14,995	762,283
#	Bio Plus Co. Ltd.	106,293	417,604
#*	Biodyne Co. Ltd.	29,798	236,054
#	BioNote, Inc.	75,871	262,217
#*	BioSmart Co. Ltd.	7,291	21,970
#	BNC Korea, Inc.	32,628	88,347
#	Boditech Med, Inc.	7,338	58,125
#	Bookook Securities Co. Ltd.	9,028	449,698
	Boryung	98,240	662,224
#*	Bosung Power Technology Co. Ltd.	116,334	961,460
*††	Bucket Studio Co. Ltd.	55,178	8,036
#	Bukwang Pharmaceutical Co. Ltd.	51,102	219,208
	BYC Co. Ltd.	7,100	240,479
*	Cafe24 Corp.	29,839	510,009
#	Cape Industries Ltd.	28,205	304,810
	Caregen Co. Ltd.	31,827	2,285,795
	Celltrion Pharm, Inc.	18,372	702,879
*	Chabiotech Co. Ltd.	58,549	679,284
#	Cheil Electric Co. Ltd.	18,057	212,366
	Cheil Worldwide, Inc.	48,470	657,164
#	Chemtronics Co. Ltd.	39,956	1,025,752
*	Chemtros Co. Ltd.	7,992	32,490
#	Cheryong Electric Co. Ltd.	18,387	884,959
	Cheryong Industrial Co. Ltd.	5,779	45,922
#	Chips&Media, Inc.	37,182	464,925
*	Choil Aluminum Co. Ltd.	25,377	29,808
#	Chong Kun Dang Pharmaceutical Corp.	10,542	612,440
	Chongkundang Holdings Corp.	11,961	399,146
#*	Chunbo Co. Ltd.	6,228	265,627
*	CJ CGV Co. Ltd.	88,033	293,407
	CJ CheilJedang Corp.	8,096	1,353,986
*	CJ ENM Co. Ltd.	7,788	286,153
#	CJ Freshway Corp.	3,351	65,335
	CLIO Cosmetics Co. Ltd.	1,927	17,305
#*	CMG Pharmaceutical Co. Ltd.	83,794	100,549
*	Com2uS Holdings Corp.	3,371	42,194
	Com2uSCorp	7,691	170,413
		Shares	Value»
SOUTH KOREA — (Continued)
	Coocon Corp.	1,906	$38,911
*	CORESTEMCHEMON, Inc.	16,338	36,860
#	Cosmax, Inc.	23,785	3,404,396
#	Cosmecca Korea Co. Ltd.	16,670	913,271
#*	CosmoAM&T Co. Ltd.	20,498	825,434
#*	Cosmochemical Co. Ltd.	23,372	282,709
	Cowintech Co. Ltd.	8,604	99,322
	CR Holdings Co. Ltd.	23,450	81,152
#*	Creative & Innovative System	162,892	1,893,582
*	CS Bearing Co. Ltd.	6,477	40,346
	CS Wind Corp.	28,030	1,364,477
#*	Cube Entertainment, Inc.	11,814	83,759
#	Cuckoo Holdings Co. Ltd.	24,333	484,640
	Cuckoo Homesys Co. Ltd.	6,062	99,756
#*	Curexo, Inc.	32,233	363,315
	D.I Corp.	73,014	1,675,829
*††	DA Technology Co. Ltd.	133,285	3,415
#	Dae Hwa Pharmaceutical Co. Ltd.	24,386	244,189
#	Dae Won Kang Up Co. Ltd.	103,903	306,786
#*	Daea TI Co. Ltd.	195,936	606,142
	Daechang Forging Co. Ltd.	9,694	46,673
#	Daedong Corp.	53,430	366,728
#	Daedong Gear Co. Ltd.	4,924	67,159
#	Daeduck Co. Ltd.	25,651	289,369
	Daeduck Electronics Co. Ltd.	98,641	7,655,559
	Daehan Flour Mill Co. Ltd.	2,263	238,781
	Daehan Steel Co. Ltd.	13,726	117,368
*	Dae-Il Corp.	53,006	274,144
#	Daejoo Electronic Materials Co. Ltd.	21,066	2,272,110
#*	DaeMyoung Energy Co. Ltd.	3,402	56,270
#	Daesang Corp.	62,955	882,374
#	Daesang Holdings Co. Ltd.	46,079	297,953
#	Daesung Energy Co. Ltd.	22,772	140,848
241

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daesung Industrial Co. Ltd.	12,643	$60,554
#*	Daewon Cable Co. Ltd.	92,840	953,095
#	Daewon Pharmaceutical Co. Ltd.	54,458	394,686
	Daewon San Up Co. Ltd.	9,014	84,069
*	Daewoo Engineering & Construction Co. Ltd.	476,610	11,422,316
	Daewoong Co. Ltd.	4,752	73,174
#	Daewoong Pharmaceutical Co. Ltd.	12,821	1,292,544
	Daeyang Electric Co. Ltd.	3,683	78,140
*††	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	9,263	179,484
	Daishin Securities Co. Ltd.	111,953	2,900,437
#*	Danal Co. Ltd.	141,692	710,472
#	Daol Investment & Securities Co. Ltd.	107,802	323,746
#	Daou Data Corp.	46,710	734,338
#	Daou Technology, Inc.	88,738	2,809,561
	Dasan Networks, Inc.	35,641	120,893
#*	Dawonsys Co. Ltd.	57,564	98,191
	DB HiTek Co. Ltd.	24,304	2,631,663
#	DB Securities Co. Ltd.	82,322	764,543
#*	DB, Inc.	207,239	281,764
#	Dear U Co. Ltd.	14,491	318,170
	Dentium Co. Ltd.	1,353	48,931
	Deutsch Motors, Inc.	44,624	169,075
*	Devsisters Co. Ltd.	2,204	33,981
#	DI Dong Il Corp.	55,962	1,142,093
#	Digital Daesung Co. Ltd.	20,597	115,071
#*	DIO Corp.	26,897	313,595
#	DIT Corp.	13,032	221,716
*††	DKME	33,369	2,115
#	DL E&C Co. Ltd.	75,306	5,076,182
*	DL Holdings Co. Ltd.	8,270	402,497
*	DMOA Co. Ltd.	13,817	36,439
††	DMS Co. Ltd.	16,239	90,655
	DN Automotive Corp.	46,445	1,515,759
	Dohwa Engineering Co. Ltd.	8,234	39,622
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dong-A Socio Holdings Co. Ltd.	9,155	$607,138
#	Dong-A ST Co. Ltd.	7,458	224,112
	Dong-Ah Geological Engineering Co. Ltd.	4,466	54,348
#	Dongbang Transport Logistics Co. Ltd.	76,445	150,800
#	Dongjin Semichem Co. Ltd.	79,132	3,070,944
	Dongkoo Bio & Pharma Co. Ltd.	9,400	32,770
#	DongKook Pharmaceutical Co. Ltd.	80,801	1,310,096
#*	Dongkuk Holdings Co. Ltd.	34,437	264,686
	Dongkuk Industries Co. Ltd.	5,193	12,730
#	Dongkuk Steel Mill Co. Ltd.	68,951	720,270
#	Dongsuh Cos., Inc.	10,876	196,797
#	Dongsung Chemical Co. Ltd.	61,469	182,730
#	Dongsung Finetec Co. Ltd.	56,726	1,117,873
#*	Dongwha Enterprise Co. Ltd.	37,824	298,444
#	Dongwha Pharm Co. Ltd.	62,525	255,805
	Dongwon Development Co. Ltd.	36,381	70,462
#	Dongwon Industries Co. Ltd.	20,941	548,210
	Dongwon Systems Corp.	3,375	64,252
#	Dongwoon Anatech Co. Ltd.	45,624	1,592,187
#	Dongyang E&P, Inc.	14,152	326,963
#*	Doosan Fuel Cell Co. Ltd.	101,687	4,255,294
	Doosan Tesna, Inc.	12,912	1,167,903
#	DoubleUGames Co. Ltd.	38,201	1,579,012
#*	Dream Security Co. Ltd.	88,382	165,182
#	Dreamtech Co. Ltd.	55,981	255,605
*	DRTECH Corp.	75,506	97,504
#	DS Dansuk Co. Ltd.	10,495	171,372
#	DSC Investment, Inc.	31,495	366,680
*	Duchembio Co. Ltd.	10,365	63,633
242

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Duk San Neolux Co. Ltd.	38,011	$1,306,268
#*	Duksan Hi-Metal Co. Ltd.	16,423	206,574
#*	Duksan Techopia Co. Ltd.	15,901	259,419
	DY Corp.	22,744	80,999
	DY POWER Corp.	5,952	62,365
#	E1 Corp.	4,505	329,219
	Easy Bio, Inc.	16,252	85,503
#	Easy Holdings Co. Ltd.	88,398	326,958
#*	Eco&Dream Co. Ltd.	15,010	197,684
	Ecoplastic Corp.	15,781	39,408
#	Ecopro HN Co. Ltd.	12,806	278,692
	Elentec Co. Ltd.	16,741	145,193
	E-MART, Inc.	23,004	1,666,007
*	EM-Tech Co. Ltd.	12,437	63,671
#	ENF Technology Co. Ltd.	28,570	1,138,186
*	Enzychem Lifesciences Corp.	27,857	18,594
	Eo Technics Co. Ltd.	5,903	1,905,886
*	Eubiologics Co. Ltd.	63,059	548,840
#	Eugene Corp.	107,821	297,985
#	Eugene Investment & Securities Co. Ltd.	188,630	718,933
	Eugene Technology Co. Ltd.	43,873	3,942,726
	Eusu Holdings Co. Ltd.	28,440	120,157
*	EV Advanced Material Co. Ltd.	14,162	17,852
*	Everybot, Inc.	5,322	69,537
*	E-World	32,791	42,562
#	Exicon Co. Ltd.	9,043	228,288
#	F&F Co. Ltd.	4,597	208,874
#	FIBERPRO, Inc./Yuseong	5,731	91,671
*	Fine M-Tec Co. Ltd.	20,276	143,438
#*	Fine Semitech Corp.	40,744	1,191,826
#*	FINO, Inc.	31,745	292,426
#*	Firstec Co. Ltd.	96,567	878,985
*††	Flask Co. Ltd.	23,357	6,992
*	FLITTO, Inc.	6,551	51,582
#*	Foosung Co. Ltd.	143,341	1,289,310
*	Furonteer Co. Ltd.	2,662	25,360
	Fursys, Inc.	10,910	264,089
	G2Power Co. Ltd.	3,219	32,035
	Gabia, Inc.	41,698	854,413
#*	GAEASOFT	20,287	103,417
#	Galaxia Moneytree Co. Ltd.	61,913	359,424
*	GAMSUNG Corp. Co. Ltd.	155,481	687,324
		Shares	Value»
SOUTH KOREA — (Continued)
#	Gaon Cable Co. Ltd.	8,771	$1,444,864
#	GC Biopharma Corp.	11,208	1,044,456
#*	GC Cell Corp.	9,095	147,230
#	GC Corp.	25,139	237,901
#	GC MediAI Corp.	52,958	145,781
*	Genexine, Inc.	45,196	166,011
#*	Genic Co. Ltd.	5,587	107,020
*	Genome & Co.	23,388	112,249
*	Genomictree, Inc.	5,552	64,962
	Geumhwa PSC Co. Ltd.	2,969	81,133
	Global Standard Technology Co. Ltd.	33,319	1,116,913
#*	Global Tax Free Co. Ltd.	70,125	284,187
	GnBS eco Co. Ltd.	8,665	53,313
	GnCenergy Co. Ltd.	13,947	350,257
#	GOLFZON Co. Ltd.	8,582	297,830
	Golfzon Holdings Co. Ltd.	17,066	60,530
	Gradiant Corp.	1,295	10,601
	Grand Korea Leisure Co. Ltd.	4,506	36,808
#	GS Engineering & Construction Corp.	151,435	3,930,770
#	GS Global Corp.	98,337	340,547
#	GS Retail Co. Ltd.	44,962	715,381
	Gwangju Shinsegae Co. Ltd.	2,154	56,107
#	HAESUNG DS Co. Ltd.	27,800	1,533,207
	Haesung Industrial Co. Ltd.	29,868	162,662
	Han Kuk Carbon Co. Ltd.	95,356	3,200,001
	Hana Micron, Inc.	122,607	3,362,246
	Hana Pharm Co. Ltd.	2,605	17,260
*	Hana Technology Co. Ltd.	5,796	125,585
	Hana Tour Service, Inc.	2,864	81,248
#*	Hanall Biopharma Co. Ltd.	17,615	571,379
	Hancom, Inc.	36,048	503,157
#	Handsome Co. Ltd.	11,842	213,159
#	Hanil Cement Co. Ltd.	16,649	197,347
	Hanil Feed Co. Ltd.	10,839	28,832
#	Hanil Holdings Co. Ltd.	42,979	510,264
	Hanjin Logistics Corp.	16,938	222,673
243

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	HanJung Natural Connectivity System Co. Ltd.	6,398	$296,227
	Hankook Cosmetics Manufacturing Co. Ltd.	19,755	134,707
	Hankook Shell Oil Co. Ltd.	2,067	708,476
	Hanla IMS Co. Ltd.	3,124	44,482
#	HanmiGlobal Co. Ltd.	23,691	450,659
#	Hannong Chemicals, Inc.	20,225	324,703
#	Hansae Co. Ltd.	23,238	181,673
	Hansae Yes24 Holdings Co. Ltd.	9,629	29,554
	Hanshin Construction Co. Ltd.	6,660	67,196
#	Hanshin Machinery Co.	52,839	165,981
	Hansol Chemical Co. Ltd.	14,160	2,770,712
	Hansol Holdings Co. Ltd.	6,680	15,161
	Hansol Paper Co. Ltd.	3,961	22,798
#	Hansol Technics Co. Ltd.	61,159	339,484
#*	Hanssem Co. Ltd.	5,770	176,772
*	Hanwha Engine	82,867	4,962,194
#*	Hanwha Galleria Corp.	87,305	181,589
#*	Hanwha General Insurance Co. Ltd.	121,139	544,701
#*	Hanwha Investment & Securities Co. Ltd.	380,146	1,956,869
#*	Hanwha Life Insurance Co. Ltd.	159,154	527,758
*	Hanyang Digitech Co. Ltd.	3,034	64,400
#*	Hanyang Eng Co. Ltd.	32,984	721,595
	Hanyang Securities Co. Ltd.	27,737	538,575
	Harim Co. Ltd.	112,482	249,864
#	Harim Holdings Co. Ltd.	51,454	456,901
#	HB Technology Co. Ltd.	94,978	184,429
	HD Construction Equipment Co. Ltd.	21,444	2,694,114
#*	HD Hyundai Energy Solutions Co. Ltd.	10,284	1,624,654
		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Holdings Co. Ltd.	76,944	$1,467,590
#	HDC Hyundai Development Co-Engineering & Construction	87,437	1,362,395
*	HD-Hyundai Marine Engine	40,801	2,930,928
#	Hecto Financial Co. Ltd.	11,687	256,129
#	Hecto Innovation Co. Ltd.	13,399	187,489
#*	Helixmith Co. Ltd.	33,131	193,819
#*	Heung-A Shipping Co. Ltd.	78,758	152,642
#	Heunggu Oil Co. Ltd.	10,187	122,719
#*	HFR, Inc.	10,061	200,860
	Hite Jinro Co. Ltd.	47,845	554,097
*	HJ Shipbuilding & Construction Co. Ltd.	14,292	281,926
	HK inno N Corp.	38,595	1,382,137
	HL Holdings Corp.	4,848	142,428
	HL Mando Co. Ltd.	73,278	2,854,280
*	HLB Biostep Co. Ltd.	69,059	59,225
*	HLB Global Co. Ltd.	32,870	49,095
#*	Hlb Pharma Ceutical Co. Ltd.	22,860	268,682
#*	HLB Therapeutics Co. Ltd.	77,379	185,854
*	Hotel Shilla Co. Ltd.	36,737	1,637,236
	HPSP Co. Ltd.	10,766	389,881
	HRS Co. Ltd.	4,048	14,664
	HS Hyosung Advanced Materials Corp.	139	25,483
	HS Hyosung Corp.	1,223	54,754
	HS Industries Co. Ltd.	20,787	49,107
*	Hugel, Inc.	4,140	711,573
#	Humedix Co. Ltd.	15,276	366,990
	Huons Co. Ltd.	26,666	475,807
#	Huons Global Co. Ltd.	19,370	831,205
#*	Husteel Co. Ltd.	68,021	313,663
#	Hwa Shin Co. Ltd.	48,675	409,924
	Hwaseung Enterprise Co. Ltd.	24,781	81,254
#	Hy-Lok Corp.	20,117	602,744
#	Hyosung Corp.	12,405	1,933,782
	Hyosung Heavy Industries Corp.	306	824,306
	Hyosung TNC Corp.	88	30,963
244

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Bioland Co. Ltd.	17,490	$54,254
#	Hyundai BNG Steel Co. Ltd.	22,603	264,063
#	HYUNDAI Corp.	15,195	319,962
#	Hyundai Department Store Co. Ltd.	30,200	2,233,348
	Hyundai Elevator Co. Ltd.	8,506	570,804
	HYUNDAI EVERDIGM Corp.	7,695	47,904
	Hyundai Futurenet Co. Ltd.	73,607	166,400
#	Hyundai GF Holdings	23,930	233,544
#	Hyundai Green Food	34,518	385,250
	Hyundai Home Shopping Network Corp.	3,225	185,596
#	Hyundai Hyms Co. Ltd.	4,169	56,260
	Hyundai Livart Furniture Co. Ltd.	5,597	30,226
*	Hyundai Marine & Fire Insurance Co. Ltd.	18,732	386,068
#	Hyundai Motor Securities Co. Ltd.	49,990	373,923
#	Hyundai Movex Co. Ltd.	82,239	1,766,097
#	Hyundai Wia Corp.	42,316	2,382,349
#	HyVision System, Inc.	35,874	448,516
#	i3system, Inc.	15,256	1,075,541
#*	IL Co. Ltd.	15,840	68,242
	Il Dong Pharmaceutical Co. Ltd.	46,117	833,261
#	Iljin Diamond Co. Ltd.	10,553	105,307
	Iljin Electric Co. Ltd.	60,843	5,112,287
	Iljin Holdings Co. Ltd.	30,168	211,608
*	Iljin Hysolus Co. Ltd.	1,851	23,103
	Iljin Power Co. Ltd.	3,096	45,888
	Ilshin Spinning Co. Ltd.	36,557	330,960
*	Ilshin Stone Co. Ltd.	9,923	11,017
††	Ilyang Pharmaceutical Co. Ltd.	9,185	69,949
	iM Financial Group Co. Ltd.	428,318	5,542,906
	iMarketKorea, Inc.	13,893	71,241
	InBody Co. Ltd.	37,794	755,632
#	Incar Financial Service Co. Ltd.	31,859	233,543
	Infinitt Healthcare Co. Ltd.	921	4,593
	INFOvine Co. Ltd.	4,555	38,716
		Shares	Value»
SOUTH KOREA — (Continued)
#	Inhwa Precision Co. Ltd.	22,840	$209,474
	Innocean Worldwide, Inc.	27,171	363,993
#	Innox Advanced Materials Co. Ltd.	42,455	993,403
#*	Insun ENT Co. Ltd.	58,689	184,258
*	Intekplus Co. Ltd.	1,300	27,431
	Intellian Technologies, Inc.	11,262	1,012,567
	Intelligent Digital Integrated Security Co. Ltd.	11,403	137,313
*	Interflex Co. Ltd.	11,878	108,910
	Interojo Co. Ltd.	11,395	166,238
#	INTOPS Co. Ltd.	32,084	405,080
*	iNtRON Biotechnology, Inc.	9,832	24,034
	INVENI Co. Ltd.	16,710	181,674
#	IS Dongseo Co. Ltd.	43,894	793,967
#	ISC Co. Ltd.	28,505	4,768,140
	i-SENS, Inc.	51,605	741,923
*	ISU Chemical Co. Ltd.	33,498	254,323
#*	ISU Specialty Chemical	47,981	3,970,852
#*	Itcenglobal Co. Ltd.	9,977	368,169
*	ITM Semiconductor Co. Ltd.	1,843	21,343
*	Jaeyoung Solutec Co. Ltd.	2,606	30,156
#*	Jahwa Electronics Co. Ltd.	32,011	1,064,430
	JB Financial Group Co. Ltd.	96,120	1,778,700
*	Jeil Pharmaceutical Co. Ltd.	3,757	35,673
*	Jeju Air Co. Ltd.	25,397	91,401
#*	Jeju Semiconductor Corp.	98,093	3,546,370
#*	JETEMA Co. Ltd.	29,885	142,368
*	Jin Air Co. Ltd.	19,064	80,974
#	Jinsung T.E.C.	32,603	397,374
#*	JNTC Co. Ltd.	19,761	261,224
*	JoyCity Corp.	40,710	67,391
#	JS Corp.	12,208	122,527
	Jungdawn Co. Ltd.	6,003	10,290
	Jusung Engineering Co. Ltd.	82,875	7,168,691
#	JVM Co. Ltd.	13,712	231,858
	JW Holdings Corp.	189,488	549,730
	JW Life Science Corp.	9,714	84,942
245

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	JW Pharmaceutical Corp.	40,363	$854,465
*	JW Shinyak Corp.	35,377	47,772
	JYP Entertainment Corp.	6,583	282,401
	K Car Co. Ltd.	25,538	189,851
*	Kakao Games Corp.	36,272	297,352
	Kangnam Jevisco Co. Ltd.	17,452	198,330
#*	Kangstem Biotech Co. Ltd.	89,163	242,292
#*	Kangwon Energy Co. Ltd.	15,097	157,087
#	KC Co. Ltd.	27,573	737,767
	KC Tech Co. Ltd.	27,398	1,158,101
	KCC Glass Corp.	3,836	76,021
#	KCTC	21,364	85,995
#*	KEC Corp.	176,714	218,986
*	Keeps Biopharma, Inc.	7,612	42,486
#*	Kencoa Aerospace Co.	9,023	132,650
#	KEPCO Plant Service & Engineering Co. Ltd.	43,340	1,839,850
*	KG Chemical Corp.	16,648	79,804
	KG Dongbusteel	64,157	305,174
	KG Eco Solution Co. Ltd.	9,399	46,905
	KG Financial Co. Ltd.	9,638	34,161
#*	KG Mobility Corp.	62,520	183,903
#	KH Vatec Co. Ltd.	49,877	475,837
#	KINX, Inc.	8,997	637,584
#	KISCO Corp.	60,091	430,628
#	KISCO Holdings Co. Ltd.	31,963	584,700
	KISWIRE Ltd.	35,588	619,760
#*	KMW Co. Ltd.	21,612	438,528
*	KNJ Co. Ltd.	14,378	392,260
	Koh Young Technology, Inc.	154,156	4,248,830
#	Kolmar Holdings Co. Ltd.	60,370	402,467
	Kolmar Korea Co. Ltd.	34,848	2,094,777
	Kolon Corp.	18,695	922,188
	Kolon Global Corp.	1,975	15,298
#	Kolon Industries, Inc.	40,999	2,642,588
#*	Kolon Life Science, Inc.	11,788	468,870
	KoMiCo Ltd.	19,025	1,862,560
*	Komipharm International Co. Ltd.	46,449	305,196
		Shares	Value»
SOUTH KOREA — (Continued)
#	KONA I Co. Ltd.	10,350	$383,535
#	Korea Alcohol Industrial Co. Ltd.	45,206	430,107
#	Korea Asset In Trust Co. Ltd.	90,513	162,189
	Korea Cast Iron Pipe Industries Co. Ltd.	7,969	39,642
#	Korea Circuit Co. Ltd.	28,928	1,847,273
#	Korea District Heating Corp.	5,230	271,545
	Korea Electric Terminal Co. Ltd.	16,982	1,050,882
#	Korea Electronic Power Industrial Development Co. Ltd.	52,760	723,013
	Korea Export Packaging Industrial Co. Ltd.	44,390	83,699
	Korea Fuel-Tech Corp.	24,273	115,200
#	Korea Information & Communications Co. Ltd.	27,427	211,837
	Korea Information Certificate Authority, Inc.	14,595	64,144
#*	Korea Line Corp.	370,347	648,244
	Korea Petrochemical Ind Co. Ltd.	1,059	130,785
#	Korea Petroleum Industries Co.	3,083	33,221
	Korea Ratings Corp.	289	20,722
#	Korea Real Estate Investment & Trust Co. Ltd.	169,951	183,493
	Korea United Pharm, Inc.	33,488	457,681
	Korean Reinsurance Co.	445,222	3,720,683
	Kortek Corp.	2,290	18,254
	Koryo Credit Information Co. Ltd.	7,698	52,211
*	KOSES Co. Ltd.	4,945	159,964
	KPX Chemical Co. Ltd.	1,771	64,811
*	KPX Electrochem Co. Ltd.	1,968	11,780
#	KSS LINE Ltd.	40,321	348,808
	KT Millie Seojae Co. Ltd.	1,173	10,664
	KT Skylife Co. Ltd.	32,005	106,439
246

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kuk-il Paper Manufacturing Co. Ltd.	190,710	$56,061
*	Kumho Tire Co., Inc.	126,231	498,953
	KUMHOE&C Co. Ltd.	10,036	37,601
*	Kumyang Green Power Co. Ltd.	3,030	33,044
#	Kwang Dong Pharmaceutical Co. Ltd.	112,403	629,278
*	Kwangmu Co. Ltd.	52,554	76,058
#	Kyeryong Construction Industrial Co. Ltd.	17,248	339,793
#	Kyobo Securities Co. Ltd.	47,296	439,746
	Kyung Dong Navien Co. Ltd.	21,138	1,114,165
	Kyungbang Co. Ltd.	8,346	57,184
	KyungDong City Gas Co. Ltd.	6,435	99,923
#	Kyung-In Synthetic Corp.	42,609	146,734
#	KZ Precision Corp.	17,846	177,180
	L&C Bio Co. Ltd.	6,759	293,202
*	L&K Biomed Co. Ltd.	17,211	85,179
#	Lake Materials Co. Ltd.	115,339	1,811,963
*	LB Semicon, Inc.	28,242	108,206
#	Lee Ku Industrial Co. Ltd.	40,118	163,365
	LF Corp.	30,544	512,577
*	LG HelloVision Co. Ltd.	42,776	68,230
#	LIG Accuver Co. Ltd.	12,555	449,445
#*	LOT Vacuum Co. Ltd.	30,677	331,228
	Lotte Chilsung Beverage Co. Ltd.	4,926	408,172
*	Lotte Data Communication Co.	2,435	38,105
#*	Lotte Energy Materials Corp.	22,947	1,041,559
	LOTTE Fine Chemical Co. Ltd.	39,300	1,851,347
	LOTTE Himart Co. Ltd.	34,338	186,376
*	Lotte Non-Life Insurance Co. Ltd.	23,481	33,566
#	Lotte Rental Co. Ltd.	35,242	801,999
#	Lotte Shopping Co. Ltd.	19,802	1,814,520
*	Lotte Tour Development Co. Ltd.	65,068	917,983
		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Wellfood Co. Ltd.	1,382	$113,369
#	LS Eco Energy Ltd.	35,473	2,114,671
#	LS Materials Ltd.	25,510	523,679
	LS SECURITIES Co. Ltd.	8,316	44,280
#	LTC Co. Ltd.	6,016	189,033
#*	LVMC Holdings	240,975	277,650
*	LX Hausys Ltd.	8,003	196,156
#	LX Holdings Corp.	72,830	449,973
	LX International Corp.	80,294	2,909,909
#	LX Semicon Co. Ltd.	26,049	1,107,315
#	Macrogen, Inc.	12,209	133,721
	Maeil Dairies Co. Ltd.	2,274	55,803
#	MAKUS, Inc.	3,709	67,153
*	Manyo Co. Ltd.	5,604	60,110
#	Mcnex Co. Ltd.	36,111	566,084
*	ME2ON Co. Ltd.	3,731	8,094
#*	Mediana Co. Ltd.	6,247	88,719
#*	Medipost Co. Ltd.	25,858	490,081
#*	MedPacto, Inc.	48,964	169,706
	MegaStudy Co. Ltd.	18,545	169,187
#	MegaStudyEdu Co. Ltd.	26,459	846,975
	META BIOMED Co. Ltd.	21,498	64,762
#	Mgame Corp.	38,519	139,835
	Mi Chang Oil Industrial Co. Ltd.	981	82,536
#*	MiCo Ltd.	74,179	1,152,306
	Micro Contact Solution Co. Ltd.	2,578	66,341
#*	Mirae Asset Life Insurance Co. Ltd.	96,982	1,047,505
#*	Mirae Asset Venture Investment Co. Ltd.	32,950	1,176,453
	Misto Holdings Corp.	10,628	292,353
	Miwon Chemicals Co. Ltd.	36,540	316,968
#	Miwon Commercial Co. Ltd.	5,072	521,081
#	Miwon Specialty Chemical Co. Ltd.	5,925	489,995
#	MK Electron Co. Ltd.	57,809	1,102,041
#	MNTech Co. Ltd.	59,123	417,347
	Mobase Electronics Co. Ltd.	14,254	36,867
#*	Modetour Network, Inc.	5,809	44,822
#*	MONAYONGPYONG	22,677	48,067
#*	Motrex Co. Ltd.	21,274	130,439
#	mPlus Corp.	11,058	131,615
	Muhak Co. Ltd.	14,237	85,513
*	MX Robotics, Inc.	5,700	20,116
247

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Myoung Shin Industrial Co. Ltd.	61,185	$553,932
*	Naintech Co. Ltd.	18,711	44,376
#	Namhae Chemical Corp.	65,840	521,805
#*	Namsun Aluminum Co. Ltd.	225,789	320,537
#	Namuga Co. Ltd.	27,708	359,317
#	Namyang Dairy Products Co. Ltd.	4,776	169,597
#*	NanoenTek, Inc.	19,765	91,586
#	NeoPharm Co. Ltd.	21,216	292,914
	Neosem, Inc.	19,145	246,253
#	Neowiz	42,457	634,019
	Neowiz Holdings Corp.	6,517	96,103
#*	NEPES Corp.	45,134	995,365
#	New Power Plasma Co. Ltd.	52,076	238,907
	Nexen Corp.	108,320	527,973
	Nexen Tire Corp.	13,328	67,043
#*	Nexon Games Co. Ltd.	23,894	192,115
#	NEXTIN, Inc.	13,447	641,059
	NHN Corp.	9,812	274,547
#	NHN KCP Corp.	80,285	1,077,627
	NICE Holdings Co. Ltd.	55,992	551,683
	Nice Information & Telecommunication, Inc.	3,385	64,471
#	NICE Information Service Co. Ltd.	119,682	1,237,286
	Nong Shim Holdings Co. Ltd.	5,155	340,832
	NongShim Co. Ltd.	3,831	983,701
	NOROO Paint & Coatings Co. Ltd.	10,940	65,291
	NOVAREX Co. Ltd.	9,991	101,217
	Novatech Co. Ltd.	4,380	69,433
	NPC	52,041	137,837
	NUVOTEC Co. Ltd.	50,183	50,321
#*	OCI Co. Ltd.	7,184	734,623
	OCI Holdings Co. Ltd.	32,602	8,221,661
#*	Okins Electronics Co. Ltd.	12,310	185,818
#*	OptoElectronics Solutions Co. Ltd.	5,572	146,147
*	OPTUS Pharmaceutical Co. Ltd.	3,384	20,860
#*	Orbitech Co. Ltd.	28,054	223,056
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Oriental Precision & Engineering Co. Ltd.	52,444	$285,538
#	Orion Holdings Corp.	53,203	935,202
*	OSTEONIC Co. Ltd.	29,285	131,370
*	Osung Advanced Materials Co. Ltd.	56,394	55,369
#	Otoki Corp.	1,818	449,399
	Pang Rim Co. Ltd.	10,798	41,694
#	Paradise Co. Ltd.	112,107	1,206,830
#	Park Systems Corp.	13,163	2,591,281
	Partron Co. Ltd.	25,847	144,957
#*	Pearl Abyss Corp.	33,230	1,324,950
#	People & Technology, Inc.	42,761	1,633,783
	PHA Co. Ltd.	12,171	107,836
	PharmaResearch Co. Ltd.	11,523	2,456,222
#	Pharmicell Co. Ltd.	129,668	1,610,119
#	Philenergy Co. Ltd.	16,792	228,429
#*	Philoptics Co. Ltd.	44,336	1,460,775
#	PI Advanced Materials Co. Ltd.	52,721	921,874
#	PKC Co. Ltd.	98,951	492,710
#*	Polaris AI Corp.	13,511	85,507
#*	Polaris Office Corp.	42,087	142,025
	Pond Group Co. Ltd.	8,283	32,869
#	Poongsan Corp.	36,327	2,439,033
#	Poongsan Holdings Corp.	37,452	1,142,633
#	Posco M-Tech Co. Ltd.	72,480	974,086
	POSCO Steeleon Co. Ltd.	31,920	181,648
#*	Power Logics Co. Ltd.	62,997	220,908
#	Protec Co. Ltd.	14,082	791,930
#	PSK Holdings, Inc.	7,153	613,090
#	PSK, Inc.	61,581	3,763,532
#	Pulmuone Co. Ltd.	26,098	217,952
#	Pumtech Korea Co. Ltd.	13,185	369,773
	Refine Co. Ltd.	15,771	135,090
*	Reyon Pharmaceutical Co. Ltd.	3,654	26,651
#	RFHIC Corp.	16,463	1,056,976
#*	Robostar Co. Ltd.	21,039	1,053,595
*	Robotis Co. Ltd.	11,979	2,605,957
	S&S Tech Corp.	46,108	3,195,527
#	Sajo Industries Co. Ltd.	6,890	248,223
	Sajodaerim Corp.	3,272	72,458
#	Sam Young Electronics Co. Ltd.	21,114	219,070
248

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sam Yung Trading Co. Ltd.	53,605	$735,779
#	Sam-A Aluminum Co. Ltd.	5,381	251,234
	Samchully Co. Ltd.	4,272	427,152
#	Samhyun Co. Ltd.	8,294	302,655
#††	Samick THK Co. Ltd.	29,411	234,979
#*	Samil Pharmaceutical Co. Ltd.	36,805	221,834
	Samji Electronics Co. Ltd.	13,833	305,875
#	Samjin Pharmaceutical Co. Ltd.	27,872	352,274
#	Sammok S-Form Co. Ltd.	16,158	205,538
#	SAMPYO Cement Co. Ltd.	55,860	642,327
*	Samsung Pharmaceutical Co. Ltd.	91,876	126,188
#	SAMT Co. Ltd.	202,951	976,216
#	Samwha Capacitor Co. Ltd.	26,881	1,235,082
#	Samwha Electric Co. Ltd.	3,974	132,110
#*	Samyang Biopharmaceuticals Corp.	9,823	510,257
	Samyang Foods Co. Ltd.	362	328,670
	Samyang Holdings Corp.	9,241	437,286
#	Samyoung Co. Ltd.	58,165	447,533
#	Sang-A Frontec Co. Ltd.	33,799	629,417
#	Sangsin Energy Display Precision Co. Ltd.	10,721	193,990
#	Saramin Co. Ltd.	12,291	142,058
#	Satrec Initiative Co. Ltd.	22,920	2,568,655
	SD Biosensor, Inc.	5,701	32,510
	SeAH Besteel Holdings Corp.	34,022	1,741,213
#	SeAH Holdings Corp.	3,283	359,665
#	SeAH Steel Corp.	3,625	435,440
#	SeAH Steel Holdings Corp.	5,667	919,793
#	Sebang Co. Ltd.	23,435	252,750
#	Sebang Global Battery Co. Ltd.	18,787	843,232
		Shares	Value»
SOUTH KOREA — (Continued)
	Sebo Manufacturing Engineer Corp.	1,045	$16,624
#	Seegene, Inc.	76,033	1,264,632
	Segyung Hitech Co. Ltd.	12,867	41,859
#	Sejin Heavy Industries Co. Ltd.	51,963	730,089
#	Sejong Industrial Co. Ltd.	15,140	81,918
#*	Selvas AI, Inc.	28,245	253,700
#*	SEMCNS Co. Ltd.	13,836	135,143
	Semyung Electric Machinery Co. Ltd.	9,763	96,442
#	Seobu T&D	89,612	910,811
	Seohan Co. Ltd.	29,857	21,890
††	Seohee Construction Co. Ltd.	21,370	8,774
#*	Seojin System Co. Ltd.	53,663	2,179,224
#*	Seoul Auction Co. Ltd.	14,217	66,727
	Seoul City Gas Co. Ltd.	652	28,808
#*	Seoul Semiconductor Co. Ltd.	12,690	143,024
#	Seoyon Co. Ltd.	52,444	337,118
#	Seoyon E-Hwa Co. Ltd.	34,258	328,633
*††	Sewon E&C Co. Ltd.	103,618	3,144
	SFA Engineering Corp.	35,920	768,768
#*	SFA Semicon Co. Ltd.	212,634	1,217,767
#*	SG Co. Ltd.	93,770	167,668
#	SGC Energy Co. Ltd.	10,059	404,870
#*	SHIFT UP Corp.	12,716	281,225
#*	Shin Heung Energy & Electronics Co. Ltd.	34,347	245,993
#*	Shin Poong Pharmaceutical Co. Ltd.	11,704	92,543
	Shindaeyang Paper Co. Ltd.	2,709	23,873
*	SHINHWAPRITECH Co. Ltd.	16,095	27,847
#	Shinil Electronics Co. Ltd.	153,226	152,740
#	Shinsegae Information & Communication Co. Ltd.	10,049	144,542
	Shinsegae, Inc.	17,274	4,774,017
#	Shinsung Delta Tech Co. Ltd.	17,429	688,888
249

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Shinsung E&G Co. Ltd.	363,332	$978,635
	Shinsung ST Co. Ltd.	4,938	124,893
	Shinwon Corp.	10,775	10,123
#*	Shinyoung Securities Co. Ltd.	16,684	2,247,916
#	Silicon2 Co. Ltd.	21,941	657,576
#*	SillaJen, Inc.	106,947	253,042
	SIMMTECH Co. Ltd.	56,473	3,390,561
	SIMPAC, Inc.	15,838	62,822
#	Sindoh Co. Ltd.	6,223	210,139
#	SK Chemicals Co. Ltd.	25,289	1,018,848
	SK Discovery Co. Ltd.	30,555	1,153,116
#*	SK Eternix Co. Ltd.	38,974	1,541,068
#	SK Gas Ltd.	6,987	1,362,003
#*Ω	SK IE Technology Co. Ltd.	32,513	585,484
#	SK Networks Co. Ltd.	263,064	1,044,917
#*	SK oceanplant Co. Ltd.	79,243	1,322,018
#*	SK Securities Co. Ltd.	373,143	1,327,944
#	SL Corp.	48,829	2,091,471
#	SM Entertainment Co. Ltd.	7,955	521,683
*	SMEC Co. Ltd.	97,327	294,330
#	SNT Dynamics Co. Ltd.	39,019	1,584,076
	SNT Holdings Co. Ltd.	24,118	1,017,211
#	SNT Motiv Co. Ltd.	56,229	1,334,715
#	Solid, Inc.	134,385	1,559,382
#	SOLUM Co. Ltd.	62,718	826,410
#	Solus Advanced Materials Co. Ltd.	11,657	104,146
*	Solux Co. Ltd.	8,140	20,791
#	Songwon Industrial Co. Ltd.	38,809	415,915
#	Soop Co. Ltd.	24,718	978,694
#	Soosan Industries Co. Ltd.	8,489	196,803
	Soulbrain Co. Ltd.	3,962	1,246,582
	Soulbrain Holdings Co. Ltd.	18,254	912,715
	SP SAMHWA Co. Ltd.	11,465	73,397
#	SPG Co. Ltd.	39,138	3,420,098
#	ST Pharm Co. Ltd.	17,851	1,849,629
#*	STIC Investments, Inc.	123,274	844,183
*	Studio Dragon Corp.	8,849	209,140
*	STX Engine Co. Ltd.	5,881	248,263
		Shares	Value»
SOUTH KOREA — (Continued)
#	Suheung Co. Ltd.	15,919	$216,017
#*	Sukgyung AT Co. Ltd.	7,443	288,076
	Sun Kwang Co. Ltd.	3,375	54,414
	Sung Kwang Bend Co. Ltd.	53,485	1,686,076
#	Sungshin Cement Co. Ltd.	44,933	348,776
#	Sungwoo Hitech Co. Ltd.	122,192	739,919
	Sunjin Co. Ltd.	25,264	183,996
#*	Suprema, Inc.	13,237	500,668
#*	Suresoft Technologies, Inc.	20,632	105,415
*	SY Steel Tech, Inc.	5,813	14,730
*	Synergy Innovation Co. Ltd.	104,160	148,468
*	Synopex, Inc.	265,939	1,077,262
	Systems Technology, Inc.	37,695	971,931
	SYTS Corp.	2,102	85,571
#	T&L Co. Ltd.	11,198	466,555
	Tae Kyung Industrial Co. Ltd.	33,888	117,196
#	Taekwang Industrial Co. Ltd.	595	479,815
#*	Taewoong Co. Ltd.	24,606	892,369
*	Taeyoung Engineering & Construction Co. Ltd.	62,226	82,457
#	TCC Steel	28,212	380,190
#	TechWing, Inc.	97,261	3,853,145
#*	Telechips, Inc.	28,079	274,443
#	TEMC Co. Ltd.	6,303	74,108
	TES Co. Ltd.	45,212	2,625,435
#*	TFE Co. Ltd.	4,178	191,140
*	Theragen Etex Co. Ltd.	25,688	52,620
*	TigerElec Co. Ltd.	1,097	34,031
#	TK Corp.	47,666	1,489,462
	TKG Huchems Co. Ltd.	52,809	675,218
#	TLB Co. Ltd.	18,038	1,094,321
	Tokai Carbon Korea Co. Ltd.	16,698	3,369,407
*	Tongyang Life Insurance Co. Ltd.	68,394	384,418
*	Tongyang, Inc.	101,035	54,986
	Toptec Co. Ltd.	17,399	53,935
#	Tovis Co. Ltd.	39,177	469,957
*	Trinity Airways Co. Ltd.	15,771	9,868
#	TS Corp.	140,490	276,269
	TSE Co. Ltd.	8,349	968,248
250

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tuksu Construction Co. Ltd.	10,642	$48,736
#	TYM Corp.	89,222	486,191
#	Ubiquoss Holdings, Inc.	32,753	342,027
#	Ubiquoss, Inc.	39,775	400,523
#	Uju Electronics Co. Ltd.	15,673	422,303
#	Unid Co. Ltd.	12,450	799,237
#	Union Semiconductor Equipment & Materials Co. Ltd.	60,412	478,302
	Uniquest Corp.	4,447	22,175
#*	Unison Co. Ltd.	179,858	164,459
#*	UniTest, Inc.	50,562	635,802
#	Value Added Technology Co. Ltd.	26,781	418,442
#	VICTEK Co. Ltd.	42,856	166,424
*††	Vidente Co. Ltd.	57,951	24,342
#	Vieworks Co. Ltd.	29,404	541,741
*	Vina Tech Co. Ltd.	6,726	811,312
#	Vitzro Tech Co. Ltd.	10,691	123,414
#	Vitzrocell Co. Ltd.	97,136	3,764,581
#*	VM, Inc.	21,402	784,532
*	VT Co. Ltd.	54,440	627,750
	Webzen, Inc.	33,485	276,049
	Wemade Co. Ltd.	4,439	75,130
#	Whanin Pharmaceutical Co. Ltd.	24,458	195,937
	WiSoL Co. Ltd.	35,224	179,496
#	Won Tech Co. Ltd.	42,840	212,903
*	Wonik Holdings Co. Ltd.	94,309	2,124,040
	WONIK IPS Co. Ltd.	6,400	517,198
#	Wonik Materials Co. Ltd.	13,798	497,392
*	Wonik Pne Co. Ltd.	24,818	66,920
#	Wonik QnC Corp.	52,975	1,376,020
#	Woojin Ntec, Inc.	6,333	117,866
#	Woojin, Inc.	34,048	654,473
#*	Woori Technology Investment Co. Ltd.	101,045	450,429
#*	Woori Technology, Inc.	480,804	7,097,731
#	Worldex Industry & Trading Co. Ltd.	40,391	908,648
#*	W-Scope Chungju Plant Co. Ltd.	23,281	310,560
*	Xperix, Inc.	11,779	29,583
	Y G-1 Co. Ltd.	9,704	103,713
#*	YC Corp.	94,783	1,427,788
*	Ycchem Co. Ltd.	5,742	55,951
		Shares	Value»
SOUTH KOREA — (Continued)
	Y-entec Co. Ltd.	3,370	$17,077
#*	Yest Co. Ltd.	9,550	178,225
	YG Entertainment, Inc.	36,027	1,322,013
#	YG PLUS	37,071	128,719
*	YMT Co. Ltd.	3,786	46,266
#	Youlchon Chemical Co. Ltd.	35,492	621,700
#	Young Poong Corp.	5,005	223,596
	Youngone Corp.	40,434	2,267,157
#	Youngone Holdings Co. Ltd.	19,822	2,801,664
#	Yuanta Securities Korea Co. Ltd.	179,635	642,366
#*	Yungjin Pharmaceutical Co. Ltd.	68,666	82,200
#	Yunsung F&C Co. Ltd.	4,704	116,945
#	Zeus Co. Ltd.	66,051	729,286
	Zinus, Inc.	11,205	97,671
TOTAL SOUTH KOREA			503,270,295
TAIWAN — (20.7%)
	104 Corp.	1,000	6,971
	Abico Avy Co. Ltd.	326,918	423,952
#	Ability Enterprise Co. Ltd.	685,087	1,718,027
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	775,368
#	AcBel Polytech, Inc.	1,668,356	2,539,763
	Acer E-Enabling Service Business, Inc.	6,000	37,022
#	ACES Electronic Co. Ltd.	333,822	931,025
*	Acon Holding, Inc.	583,560	129,065
#	Acter Group Corp. Ltd.	205,980	5,506,158
#	Action Electronics Co. Ltd.	578,000	233,336
#	Actron Technology Corp.	88,151	383,696
#	ADATA Technology Co. Ltd.	922,243	13,175,619
#	Addcn Technology Co. Ltd.	85,526	418,507
	Adlink Technology, Inc.	4,000	9,544
#	Advanced Ceramic X Corp.	156,000	853,695
251

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced International Multitech Co. Ltd.	384,000	$716,463
#*	Advanced Optoelectronic Technology, Inc.	111,000	94,540
#	Advanced Power Electronics Corp.	138,000	526,115
	Advancetek Enterprise Co. Ltd.	1,030,519	857,859
#	Aero Win Technology Corp.	37,000	41,199
	Aerospace Industrial Development Corp.	2,123,000	3,165,847
#	AGV Products Corp.	1,432,433	448,418
#	AIC, Inc.	16,934	364,822
#	Alexander Marine Co. Ltd.	46,618	251,204
#	Allied Circuit Co. Ltd.	107,845	1,443,927
#	Allied Supreme Corp.	57,000	405,953
#	Allis Electric Co. Ltd.	550,811	1,928,593
	Alltek Technology Corp.	554,423	918,054
	Alltop Technology Co. Ltd.	121,774	1,284,023
#	Alpha Networks, Inc.	800,158	857,817
#	Altek Corp.	803,095	1,035,704
#	Amazing Microelectronic Corp.	278,352	687,752
#	Ambassador Hotel	1,092,000	1,444,201
	Ampak Technology, Inc.	40,000	79,272
	Ampire Co. Ltd.	317,000	253,177
#	Ample Electronic Technology Co. Ltd.	35,700	279,022
#	AMPOC Far-East Co. Ltd.	336,727	1,329,948
#	AmTRAN Technology Co. Ltd.	948,394	1,260,259
*	Amulaire Thermal Technology, Inc.	51,017	48,448
#	Anderson Industrial Corp.	72,000	66,416
	Anji Technology Co. Ltd.	81,317	86,289
	Aopen, Inc.	51,000	78,709
	Apac Opto Electronics, Inc.	147,000	1,017,671
#	Apacer Technology, Inc.	315,325	2,248,143
		Shares	Value»
TAIWAN — (Continued)
	APAQ Technology Co. Ltd.	484	$2,499
#	Apex Biotechnology Corp.	226,483	204,484
	Apex Dynamics, Inc.	4,000	97,866
#*	Apex International Co. Ltd.	406,749	682,302
	Apex Science & Engineering	205,255	69,391
	ARBOR Technology Corp.	88,000	147,446
	Arcadyan Technology Corp.	473,055	2,395,329
	Ardentec Corp.	1,249,274	7,843,102
#	ARES International Corp.	62,000	103,653
#	Argosy Research, Inc.	185,396	989,296
	Arizon RFID Technology Cayman Co. Ltd.	9,000	29,150
#	Asia Optical Co., Inc.	741,000	3,306,494
#	Asia Polymer Corp.	1,156,996	550,529
#	Asia Tech Image, Inc.	198,000	452,755
#	ASIX Electronics Corp.	53,000	173,887
#	ASROCK, Inc.	126,000	954,097
#	ATE Energy International Co. Ltd.	243,370	185,552
	Aten International Co. Ltd.	204,479	446,708
	Audix Corp.	279,600	590,764
#	AURAS Technology Co. Ltd.	108,148	3,993,598
	Aurora Corp.	262,349	473,590
#	Avalue Technology, Inc.	164,000	475,749
	Avermedia Technologies	36,000	54,225
#	Axiomtek Co. Ltd.	218,765	752,314
#	Azurewave Technologies, Inc.	214,000	415,881
	Bafang Yunji International Co. Ltd.	73,000	409,232
#	Bank of Kaohsiung Co. Ltd.	3,611,343	1,352,391
#	Basso Industry Corp.	439,900	451,756
#	BenQ Materials Corp.	556,000	455,070
#*	BES Engineering Corp.	4,468,763	1,850,310
#*	Bin Chuan Enterprise Co. Ltd.	224,070	416,235
252

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Bionime Corp.	94,908	$185,666
#*	Biostar Microtech International Corp.	567,975	769,863
#	Bioteque Corp.	157,308	574,289
	Brave C&H Supply Co. Ltd.	15,000	35,753
#	Bright Led Electronics Corp.	375,520	376,821
	Brighton-Best International Taiwan, Inc.	1,344,318	1,429,595
#	Brillian Network & Automation Integrated System Co. Ltd.	63,008	904,009
	Brogent Technologies, Inc.	11,429	33,939
	C Sun Manufacturing Ltd.	356,969	6,975,988
*	Cameo Communications, Inc.	631,645	176,383
#	Capital Futures Corp.	338,280	601,230
#	Capital Securities Corp.	5,089,501	4,537,887
#*	Career Technology MFG. Co. Ltd.	370,003	212,749
#	Castles Technology Co. Ltd.	78,651	118,995
#	Caswell, Inc.	89,000	229,444
	Cathay Chemical Works	39,000	57,168
	Cathay Consolidated, Inc.	28,598	83,322
	Cathay Real Estate Development Co. Ltd.	1,613,700	1,187,034
*	CCP Contact Probes Co. Ltd.	163,978	1,474,622
#	Celxpert Energy Corp.	244,919	264,979
	Cenra, Inc.	419,500	420,136
#	Center Laboratories, Inc.	1,604,439	1,995,536
	Central Reinsurance Co. Ltd.	832,905	791,548
	Century Iron & Steel Industrial Co. Ltd.	236,000	758,018
*	ChainQui Construction Development Co. Ltd.	363,080	155,296
	Chaintech Technology Corp.	20,000	19,327
		Shares	Value»
TAIWAN — (Continued)
	Champion Building Materials Co. Ltd.	586,465	$158,866
	Champion Microelectronic Corp.	51,000	87,308
#	Chang Wah Electromaterials, Inc.	1,217,350	1,858,326
#	Chang Wah Technology Co. Ltd.	1,084,425	1,798,903
#	Channel Well Technology Co. Ltd.	623,000	1,105,742
	Chant Sincere Co. Ltd.	21,000	57,799
#	Charoen Pokphand Enterprise	586,483	2,567,665
#	CHC Healthcare Group	275,000	253,575
#	CHC Resources Corp.	346,282	763,123
	Chen Full International Co. Ltd.	342,000	688,875
	Chenbro Micom Co. Ltd.	77,000	2,798,493
#	Chenfull Precision Co. Ltd.	29,000	230,607
	Cheng Fwa Industrial Co. Ltd.	20,000	11,305
	Cheng Loong Corp.	2,720,383	1,514,349
#*	Cheng Mei Materials Technology Corp.	801,524	1,000,100
#	Cheng Uei Precision Industry Co. Ltd.	615,331	728,648
#	Chenming Electronic Technology Corp.	287,437	964,876
	Chia Chang Co. Ltd.	378,000	455,393
#	Chia Hsin Cement Corp.	1,760,643	748,603
#	Chicony Power Technology Co. Ltd.	408,454	1,049,765
#	Chief Telecom, Inc.	57,900	628,506
	Chien Kuo Construction Co. Ltd.	324,999	418,850
	China Bills Finance Corp.	2,443,000	1,296,111
#	China Ecotek Corp.	145,000	233,018
#	China Electric Manufacturing Corp.	595,959	226,152
253

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	China General Plastics Corp.	1,397,461	$657,342
#	China Glaze Co. Ltd.	235,002	192,675
#*	China Man-Made Fiber Corp.	3,001,390	623,899
#	China Metal Products	714,603	471,603
	China Motor Corp.	472,600	811,711
#*	China Petrochemical Development Corp.	4,905,673	1,154,015
#	China Steel Chemical Corp.	362,554	896,609
	China Steel Structure Co. Ltd.	282,000	381,258
#	China Wire & Cable Co. Ltd.	252,160	255,519
#	Chinese Maritime Transport Ltd.	266,594	458,147
#	Ching Feng Home Fashions Co. Ltd.	275,360	159,072
	Chin-Poon Industrial Co. Ltd.	1,209,207	1,978,105
#	Chipbond Technology Corp.	2,027,000	10,565,720
#	ChipMOS Technologies, Inc. (8150 TT)	1,530,076	3,439,174
#	Chlitina Holding Ltd.	104,191	351,039
#	Chong Hong Development Co. Ltd.	668,200	1,646,353
	Chun YU Works & Co. Ltd.	526,050	244,841
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,414,047
#*	Chung Hung Steel Corp.	498,979	278,976
	Chung Hwa Food Industrial Co. Ltd.	129,288	303,401
#*	Chung Hwa Pulp Corp.	1,310,405	538,940
	Chunghwa Precision Test Tech Co. Ltd.	50,000	5,598,337
#	Cleanaway Co. Ltd. (8422 TT)	2,180,000	1,912,111
	Clevo Co.	1,450,200	1,767,309
#	CMC Magnetics Corp.	2,455,108	793,240
#	C-Media Electronics, Inc.	124,000	156,113
	Complex Micro Interconnection Co. Ltd.	54,000	64,974
		Shares	Value»
TAIWAN — (Continued)
#	Concord International Securities Co. Ltd.	478,816	$437,147
	Concord Securities Co. Ltd.	1,895,118	1,175,301
#	Continental Holdings Corp.	1,287,320	843,757
#	Contrel Technology Co. Ltd.	480,000	1,602,510
#	Coremax Corp.	266,639	724,165
#	Coretronic Corp.	965,200	2,051,677
#	Co-Tech Development Corp.	624,533	7,951,678
	CS Group Investment Holding Ltd.	304,000	182,406
	CTCI Corp.	1,425,465	1,661,589
	Cub Elecparts, Inc.	15,000	57,434
#	CviLux Corp.	185,334	738,106
	Cyberlink Corp.	53,000	110,241
	CyberPower Systems, Inc.	213,650	1,272,327
#*	CyberTAN Technology, Inc.	972,779	774,941
	Cystech Electronics Corp.	4,646	15,809
#	DA CIN Construction Co. Ltd.	881,368	2,010,883
	Dafeng TV Ltd.	304,870	451,232
	Dah San Electric Wire & Cable Co. Ltd.	145,880	210,499
#	Da-Li Development Co. Ltd.	1,501,581	2,159,081
#	Darfon Electronics Corp.	658,550	558,156
	Darwin Precisions Corp.	490,771	200,097
	Daxin Materials Corp.	179,200	2,549,172
	De Licacy Industrial Co. Ltd.	256,803	81,357
	Depo Auto Parts Ind Co. Ltd.	302,000	1,196,485
*	DER PAO Construction	130,449	0
	DFI, Inc.	8,000	14,364
#	Dimerco Data System Corp.	208,612	618,927
#	Dimerco Express Corp.	453,945	1,119,152
#	D-Link Corp.	1,169,855	517,906
	Donpon Precision, Inc.	96,600	143,125
	Dr. Wu Skincare Co. Ltd.	57,000	179,835
#	Draytek Corp.	145,000	111,571
254

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Drewloong Precision, Inc.	44,412	$203,453
#	Dynamic Holding Co. Ltd.	745,160	4,210,474
#	Dynapack International Technology Corp.	433,000	5,054,281
	Eastech Holding Ltd.	101,000	245,391
	Eastern Media International Corp.	640,353	410,976
#	ECOVE Environment Corp.	113,000	1,030,887
#	Edimax Technology Co. Ltd.	599,108	278,293
	Edison Opto Corp.	204,749	151,844
#*	Edom Technology Co. Ltd.	732,964	894,193
	eGalax_eMPIA Technology, Inc.	127,777	206,039
#*	Egis Technology, Inc.	85,000	333,405
#	Elan Microelectronics Corp.	898,400	3,898,994
	E-LIFE MALL Corp.	295,000	465,653
	Elite Advanced Laser Corp.	418,226	4,093,347
	Elite Semiconductor Microelectronics Technology, Inc.	8,200	45,160
#	Elitegroup Computer Systems Co. Ltd.	786,254	516,184
#	Emerging Display Technologies Corp.	462,000	334,628
	Ennoconn Corp.	204,938	2,105,075
#	Ennostar, Inc.	1,372,462	3,237,217
	EnTie Commercial Bank Co. Ltd.	1,631,603	704,159
	EOI Investment Holdings Co. Ltd.	220,000	135,681
#*	Epileds Technologies, Inc.	108,000	163,877
	Eson Precision Ind Co. Ltd.	272,000	919,741
#	Eternal Materials Co. Ltd.	2,656,985	6,690,452
	Eurocharm Holdings Co. Ltd.	102,000	537,425
#	Ever Supreme Bio Technology Co. Ltd.	139,225	566,847
*	Everest Textile Co. Ltd.	610,762	134,650
#	Evergreen Aviation Technologies Corp.	171,000	833,714
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	795,000	$1,199,207
#	EVERGREEN Steel Corp.	421,000	1,301,627
#	Everlight Chemical Industrial Corp.	1,420,606	2,589,684
	Everlight Electronics Co. Ltd.	1,212,000	2,732,918
#	Evertop Wire Cable Corp.	197,000	138,573
#	Excelsior Medical Co. Ltd.	469,988	1,059,711
	Far Eastern Department Stores Ltd.	2,910,000	2,044,514
#	Far Eastern International Bank	8,657,051	3,356,723
#	Faraday Technology Corp.	95,000	512,934
	Farglory F T Z Investment Holding Co. Ltd.	445,709	655,214
	Farglory Land Development Co. Ltd.	657,000	1,429,273
#*	Federal Corp.	1,194,238	710,512
	Feedback Technology Corp.	102,222	628,780
	Feng Hsin Steel Co. Ltd.	1,632,100	3,139,934
#	FineTek Co. Ltd.	54,557	173,255
	Firich Enterprises Co. Ltd.	530,514	376,784
#	First Copper Technology Co. Ltd.	111,000	132,670
	First Hotel	606,350	238,147
	First Insurance Co. Ltd.	900,179	743,061
*	First Steamship Co. Ltd.	1,587,612	251,935
	FIT Holding Co. Ltd.	118,456	75,760
#	Fitipower Integrated Technology, Inc.	89,350	433,022
#*	Fittech Co. Ltd.	53,785	261,507
*	FLEXium Interconnect, Inc.	736,087	1,545,221
#	Flytech Technology Co. Ltd.	353,309	1,216,934
	FocalTech Systems Co. Ltd.	29,000	46,484
255

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Forcecon Tech Co. Ltd.	142,685	$430,298
	Forest Water Environment Engineering Co. Ltd.	45,408	51,882
#	Formosa Advanced Technologies Co. Ltd.	514,000	1,005,897
#	Formosa International Hotels Corp.	152,329	811,392
	Formosa Laboratories, Inc.	213,089	365,324
	Formosa Oilseed Processing Co. Ltd.	246,548	249,645
#	Formosa Optical Technology Co. Ltd.	128,000	395,782
#	Formosa Sumco Technology Corp.	62,000	377,299
	Formosa Taffeta Co. Ltd.	382,000	192,773
#	Formosan Rubber Group, Inc.	644,956	535,497
#	Formosan Union Chemical Corp.	746,733	440,331
	Founding Construction & Development Co. Ltd.	406,623	183,975
#	Foxsemicon Integrated Technology, Inc.	248,027	2,465,198
	Froch Enterprise Co. Ltd.	581,189	293,910
#	FSP Technology, Inc.	543,427	856,726
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	146,000	119,330
#	Fu Hua Innovation Co. Ltd.	1,044,627	458,900
#	Fulgent Sun International Holding Co. Ltd.	453,958	1,118,717
	Fullerton Technology Co. Ltd.	205,600	164,805
#*	Fulltech Fiber Glass Corp.	1,575,312	5,575,129
#	Fusheng Precision Co. Ltd.	256,000	2,039,106
	Fwusow Industry Co. Ltd.	627,943	268,000
		Shares	Value»
TAIWAN — (Continued)
#	G Shank Enterprise Co. Ltd.	478,474	$1,798,331
	Gallant Micro Machining Co. Ltd.	2,000	94,694
#	Gamania Digital Entertainment Co. Ltd.	254,000	317,775
*	GCS Holdings, Inc.	270,959	5,952,679
	GEM Services, Inc.	142,570	418,409
#	Gemtek Technology Corp.	952,219	1,041,920
#	Generalplus Technology, Inc.	174,000	257,029
#	Genesys Logic, Inc.	193,000	614,534
	Genius Electronic Optical Co. Ltd.	151,917	2,468,025
	GeoVision, Inc.	59,725	102,579
	Getac Holdings Corp.	493,360	1,528,858
	GFC Ltd.	229,600	849,487
	Giant Manufacturing Co. Ltd.	28,000	59,922
#*	Giantplus Technology Co. Ltd.	636,900	268,409
*	Gigasolar Materials Corp.	9,400	35,506
#*	Gigastorage Corp.	764,965	747,825
#	Global Brands Manufacture Ltd.	895,061	2,848,117
#	Global Lighting Technologies, Inc.	248,000	295,022
#	Global Mixed Mode Technology, Inc.	222,000	1,776,924
	Global PMX Co. Ltd.	128,000	548,089
	Globe Union Industrial Corp.	203,230	59,631
#	Gloria Material Technology Corp.	1,210,547	1,235,444
	GMI Technology, Inc.	42,573	55,304
	Golden Long Teng Development Co. Ltd.	107,000	87,169
	Goldsun Building Materials Co. Ltd.	2,513,587	2,801,380
	Good Finance Securities Co. Ltd.	17,000	18,044
#	Good Will Instrument Co. Ltd.	238,869	435,708
#	Gordon Auto Body Parts	315,000	282,030
	Grand Fortune Securities Co. Ltd.	878,683	429,217
#*	Grand Pacific Petrochemical	2,415,280	937,938
256

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Grand Process Technology Corp.	79,000	$7,572,520
	GrandTech CG Systems, Inc.	157,797	218,930
	Grape King Bio Ltd.	408,000	1,450,464
	Great China Metal Industry	483,000	325,544
#	Great Taipei Gas Co. Ltd.	1,444,000	1,346,653
#	Great Tree Pharmacy Co. Ltd.	40,583	99,448
#	Great Wall Enterprise Co. Ltd.	2,215,001	3,737,382
#	Greatek Electronics, Inc.	938,000	2,516,438
#	Green World FinTech Service Co. Ltd.	167,000	253,531
	Group Up Industrial Co. Ltd.	98,000	1,464,804
	GTM Holdings Corp.	431,150	403,145
#	Gudeng Precision Industrial Co. Ltd.	130,094	2,252,910
#	Hannstar Board Corp.	870,277	2,305,070
#*	HannStar Display Corp.	3,921,505	1,014,675
*	HannsTouch Holdings Co.	1,131,782	439,233
#	Hanpin Electron Co. Ltd.	170,000	281,318
#*	Harvatek Corp.	513,949	412,344
#	Hey Song Corp.	1,332,750	1,486,959
	Hi-Clearance, Inc.	100,290	430,600
#	Highlight Tech Corp.	257,024	657,397
	Hi-Lai Foods Co. Ltd.	20,000	98,338
	HIM International Music, Inc.	64,710	172,852
#*	Hitron Technology, Inc.	447,557	431,976
	Hiwin Technologies Corp.	94,000	942,048
	Hiyes International Co. Ltd.	28,667	64,400
	Ho Tung Chemical Corp.	2,214,684	659,514
#	Hocheng Corp.	783,734	434,482
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	202,081
#	Holiday Entertainment Co. Ltd.	162,430	284,455
#*	Holtek Semiconductor, Inc.	531,000	913,840
#	Holy Stone Enterprise Co. Ltd.	532,655	3,649,269
		Shares	Value»
TAIWAN — (Continued)
	Hong Pu Real Estate Development Co. Ltd.	533,185	$362,953
#	Hong TAI Electric Industrial	794,000	898,470
	Hong YI Fiber Industry Co.	75,652	27,166
	Horizon Securities Co. Ltd.	1,136,320	512,377
#*	Hota Industrial Manufacturing Co. Ltd.	358,299	590,382
	Hotai Finance Co. Ltd.	86,000	165,954
	Hsin Kuang Steel Co. Ltd.	225,000	288,666
	Hsin Yung Chien Co. Ltd.	157,255	440,566
	Hsing TA Cement Co.	488,162	238,272
#*	HTC Corp.	1,553,000	1,990,266
#	Hu Lane Associate, Inc.	270,931	923,551
	HUA ENG Wire & Cable Co. Ltd.	1,109,565	1,157,700
#	Huaku Development Co. Ltd.	909,196	3,621,351
	Huang Hsiang Construction Corp.	231,922	274,906
#	Hung Ching Development & Construction Co. Ltd.	598,000	648,865
#	Hung Sheng Construction Ltd.	765,251	460,784
	Huxen Corp.	119,244	170,818
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	326,022
#	Hwacom Systems, Inc.	234,000	415,612
#	Hwang Chang General Contractor Co. Ltd.	527,303	783,017
#	IBF Financial Holdings Co. Ltd.	9,211,827	4,224,117
#	Ichia Technologies, Inc.	673,000	1,524,050
	I-Chiun Precision Industry Co. Ltd.	129,000	1,116,822
#	IEI Integration Corp.	290,832	638,235
#	Infortrend Technology, Inc.	695,163	892,073
	Info-Tek Corp.	203,000	215,651
#	Ingentec Corp.	61,009	973,723
257

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Innodisk Corp.	236,022	$9,565,813
#	Inpaq Technology Co. Ltd.	291,524	705,345
#	Insyde Software Corp.	107,400	1,073,288
	Intai Technology Corp.	112,400	352,639
#	Integrated Service Technology, Inc.	243,091	1,549,784
#*	IntelliEPI, Inc.	13,000	335,319
	Interactive Digital Technologies, Inc.	36,000	96,753
#*	International CSRC Investment Holdings Co.	849,363	288,968
#	Iron Force Industrial Co. Ltd.	60,786	168,716
	I-Sheng Electric Wire & Cable Co. Ltd.	482,000	727,502
	ITE Technology, Inc.	446,095	1,763,403
#	ITEQ Corp.	689,040	5,984,302
#	Jarllytec Co. Ltd.	168,100	548,478
	Jean Co. Ltd.	41,029	23,688
#	Jetwell Computer Co. Ltd.	17,920	98,261
	Jiin Yeeh Ding Enterprise Co. Ltd.	149,200	403,336
#	Johnson Health Tech Co. Ltd.	158,000	612,660
#	JPC connectivity, Inc.	269,925	1,786,997
#	JPP Holding Co. Ltd.	21,001	231,712
#	K Laser Technology, Inc.	351,000	187,825
#	Kaimei Electronic Corp.	269,183	734,915
	Kaori Heat Treatment Co. Ltd.	225,197	9,205,939
	Kedge Construction Co. Ltd.	44,663	119,237
#	KEE TAI Properties Co. Ltd.	895,885	276,413
#	Kenda Rubber Industrial Co. Ltd.	883,155	482,433
#	Kerry TJ Logistics Co. Ltd.	732,000	698,867
	Keystone Microtech Corp.	48,000	3,303,996
#	KHGEARS International Ltd.	50,000	285,403
#	Kindom Development Co. Ltd.	1,327,590	1,237,506
		Shares	Value»
TAIWAN — (Continued)
	King Chou Marine Technology Co. Ltd.	168,920	$251,714
#	King Polytechnic Engineering Co. Ltd.	111,300	173,579
#*	King's Town Construction Co. Ltd.	333,074	387,513
#	Kinik Co.	306,000	5,333,636
#*	Kinko Optical Co. Ltd.	344,103	692,104
#	Kinpo Electronics	3,476,157	3,072,710
	Kinsus Interconnect Technology Corp.	248,118	4,215,129
#	KMC Kuei Meng International, Inc.	110,253	282,076
#	KNH Enterprise Co. Ltd.	358,020	160,943
#	KS Terminals, Inc.	389,482	679,657
	Kung Long Batteries Industrial Co. Ltd.	244,000	948,648
#*	Kung Sing Engineering Corp.	1,126,290	404,898
#	Kuo Toong International Co. Ltd.	662,648	1,060,971
#*	Kuo Yang Construction Co. Ltd.	459,899	257,846
	Kwong Fong Industries Corp.	313,691	113,112
	Kwong Lung Enterprise Co. Ltd.	308,000	460,085
	L&K Engineering Co. Ltd.	151,580	3,269,668
	La Kaffa International Co. Ltd.	17,701	36,618
*	LAN FA Textile	680,933	251,909
#	Lanner Electronics, Inc.	295,650	755,125
#	Laser Tek Taiwan Co. Ltd.	240,128	496,610
*	Lealea Enterprise Co. Ltd.	1,621,967	313,525
	LEE CHI Enterprises Co. Ltd.	388,000	128,337
#	Lelon Electronics Corp.	317,327	1,796,834
#	Lemtech Holdings Co. Ltd.	91,407	238,393
	Leo Systems, Inc.	76,000	79,023
*	Leofoo Development Co. Ltd.	130,278	68,573
258

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Li Peng Enterprise Co. Ltd.	1,378,897	$218,119
#	Lian HWA Food Corp.	408,294	1,121,841
#	Lingsen Precision Industries Ltd.	1,105,506	1,050,277
#	Lintes Technology Co. Ltd.	12,573	160,146
#	Lion Travel Service Co. Ltd.	142,000	714,062
#	Liton Technology Corp.	106,000	212,545
*	Long Bon International Co. Ltd.	393,274	165,349
	Long Da Construction & Development Corp.	119,000	122,442
*	Longchen Paper & Packaging Co. Ltd.	1,614,637	462,398
	Longwell Co.	396,000	3,658,951
	Loop Telecommunication International, Inc.	35,000	67,159
#	Lotus Pharmaceutical Co. Ltd.	49,000	343,781
	Lucky Cement Corp.	540,000	248,265
#	Lumax International Corp. Ltd.	303,832	1,111,872
#*	Lung Yen Life Service Corp.	300,000	419,106
	Lungteh Shipbuilding Co. Ltd.	100,800	437,105
	Macauto Industrial Co. Ltd.	22,000	37,368
*	Macronix International Co. Ltd.	4,341,000	21,695,937
#	Marketech International Corp.	227,000	2,773,353
#	Materials Analysis Technology, Inc.	164,928	1,741,757
	Maxigen Biotech, Inc.	48,600	59,844
#	Mayer Steel Pipe Corp.	621,080	435,001
	Maywufa Co. Ltd.	69,322	47,394
#*	Mechema Chemicals International Corp.	67,000	178,934
#*	Megaforce Co. Ltd.	107,000	104,789
	Meiloon Industrial Co.	263,184	174,884
#	Mercuries & Associates Holding Ltd.	1,697,367	736,965
*	Mercuries Life Insurance Co. Ltd.	4,102,511	999,385
		Shares	Value»
TAIWAN — (Continued)
#	Merry Electronics Co. Ltd.	426,801	$1,170,307
#	METAAGE Corp.	81,000	118,088
#	Mildef Crete, Inc.	183,000	609,556
#	Mitac Holdings Corp.	2,023,909	5,304,220
*	Mobiletron Electronics Co. Ltd.	51,800	53,575
#*	MOSA Industrial Corp.	166,170	96,397
	Mosel Vitelic, Inc.	32,000	34,667
#	Motech Industries, Inc.	253,000	220,762
	MPI Corp.	39,000	6,261,986
#	MSSCORPS Co. Ltd.	101,534	2,764,539
	Nak Sealing Technologies Corp.	173,954	643,068
#	Namchow Holdings Co. Ltd.	565,000	626,973
	Nan Juen International Co. Ltd.	2,000	44,151
	Nan Kang Rubber Tire Co. Ltd.	112,135	118,673
#	Nan Pao Resins Chemical Co. Ltd.	71,000	808,478
	Nang Kuang Pharmaceutical Co. Ltd.	122,000	128,766
#	Nantex Industry Co. Ltd.	927,606	784,945
#	National Aerospace Fasteners Corp.	81,892	302,874
#	National Petroleum Co. Ltd.	227,824	406,831
#	Netronix, Inc.	209,000	584,669
*	New Asia Construction & Development Corp.	265,000	113,854
	New Best Wire Industrial Co. Ltd.	168,600	153,439
#*	Newmax Technology Co. Ltd.	99,000	86,720
#	Nichidenbo Corp.	604,417	1,855,769
	Nidec Chaun-Choung Technology Corp.	110,000	558,725
#	Niko Semiconductor Co. Ltd.	279,175	499,408
#	Nishoku Technology, Inc.	132,400	503,059
	Nova Technology Corp.	84,000	610,633
#	Nuvoton Technology Corp.	170,000	804,769
#	O-Bank Co. Ltd.	2,657,071	847,394
259

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ocean Plastics Co. Ltd.	764,200	$733,434
#	Optimax Technology Corp.	86,000	77,706
#	Orient Semiconductor Electronics Ltd.	1,061,599	1,872,678
#*	Oriental Union Chemical Corp.	284,267	117,019
	O-TA Precision Industry Co. Ltd.	216,227	469,443
	Pacific Construction Co.	768,921	215,713
#	Pacific Hospital Supply Co. Ltd.	255,209	640,052
#	Paiho Shih Holdings Corp.	528,738	282,142
#	Pan German Universal Motors Ltd.	31,000	208,390
#	Pan Jit International, Inc.	948,486	3,068,627
#	Pan-International Industrial Corp.	1,267,747	2,010,895
#	Panion & BF Biotech, Inc.	94,449	203,807
#	Parade Technologies Ltd.	51,000	941,911
#	Parpro Corp.	208,000	409,512
	PCL Technologies, Inc.	196,400	1,383,600
#	P-Duke Technology Co. Ltd.	214,633	808,386
	Pegavision Corp.	10,913	96,946
	Phoenix Silicon International Corp.	370,293	2,934,828
#	Phoenix Tours International, Inc.	120,120	193,680
*	Phytohealth Corp.	41,000	15,956
#	Pixart Imaging, Inc.	442,150	2,953,418
#	Planet Technology Corp.	160,000	706,520
	Plastron Precision Co. Ltd.	68,460	30,965
	Podak Co. Ltd.	36,000	49,217
#	Polytronics Technology Corp.	157,124	366,778
#	Posiflex Technology, Inc.	118,457	694,925
#	Power Wind Health Industry, Inc.	110,314	519,375
		Shares	Value»
TAIWAN — (Continued)
*	Powerchip Semiconductor Manufacturing Corp.	101,000	$171,235
	Poya International Co. Ltd.	154,855	2,804,584
#	President Securities Corp.	3,057,112	3,463,086
#	Primax Electronics Ltd.	1,199,000	2,786,398
#	Prince Housing & Development Corp.	2,054,644	519,624
	Pro Hawk Corp.	50,000	279,010
#	Promate Electronic Co. Ltd.	746,390	1,135,250
	Prosperity Dielectrics Co. Ltd.	312,559	862,965
#	PSS Co. Ltd.	28,000	128,568
#	QST International Corp.	110,099	158,447
#	Qualipoly Chemical Corp.	273,048	1,621,769
	Quang Viet Enterprise Co. Ltd.	36,231	64,003
#	Quanta Storage, Inc.	548,000	1,466,396
#*	Quintain Steel Co. Ltd.	902,039	246,396
#	Radiant Opto-Electronics Corp.	285,000	902,324
#	Radium Life Tech Co. Ltd.	1,296,794	425,409
#	Rafael Microelectronics, Inc.	27,821	214,511
#	Raydium Semiconductor Corp.	55,000	410,648
#	Rechi Precision Co. Ltd.	805,181	583,891
	Rexon Industrial Corp. Ltd.	58,000	40,379
	Rich Development Co. Ltd.	524,137	121,704
*	Ritek Corp.	1,508,867	596,720
#	Ruentex Engineering & Construction Co.	326,227	1,616,303
	Ruentex Industries Ltd.	193,000	272,876
#	Sakura Development Co. Ltd.	558,195	722,454
#	Sampo Corp.	1,267,861	916,402
260

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	San Fang Chemical Industry Co. Ltd.	654,647	$658,103
#	San Fu Chemical Co. Ltd.	73,000	346,951
#	San Shing Fastech Corp.	363,875	664,217
#	Sanyang Motor Co. Ltd.	422,000	740,433
	Savior Lifetec Corp.	576,000	345,205
	Scientech Corp.	159,000	4,053,630
#	ScinoPharm Taiwan Ltd.	296,000	190,204
	SciVision Biotech, Inc.	33,000	60,519
#	SDI Corp.	398,000	1,942,767
	Sea Sonic Electronics Co. Ltd.	70,000	143,513
	Senao International Co. Ltd.	300,541	280,689
#	Senao Networks, Inc.	72,207	247,642
#	Sercomm Corp.	818,000	1,988,224
#	Sesoda Corp.	616,803	817,414
	Sharehope Medicine Co. Ltd.	211,755	144,320
	Sheng Yu Steel Co. Ltd.	228,980	146,323
#	ShenMao Technology, Inc.	332,891	1,156,811
#	Shieh Yih Machinery Industry Co. Ltd.	205,000	202,787
#	Shih Her Technologies, Inc.	162,880	1,024,768
*	Shih Wei Navigation Co. Ltd.	143,842	69,191
	Shin Hai Gas Corp.	1,245	1,937
#	Shin Ruenn Development Co. Ltd.	229,523	290,495
#	Shin Zu Shing Co. Ltd.	519,942	3,425,756
#*	Shining Building Business Co. Ltd.	715,814	187,617
#	Shinkong Insurance Co. Ltd.	666,131	2,796,416
	Shinkong Synthetic Fibers Corp.	3,978,395	2,127,814
#	Shinkong Textile Co. Ltd.	764,542	1,553,973
	Shiny Chemical Industrial Co. Ltd.	458,360	2,435,647
#*	Shuttle, Inc.	978,152	467,314
		Shares	Value»
TAIWAN — (Continued)
#	Sigurd Microelectronics Corp.	1,421,907	$8,204,159
	Silergy Corp.	54,000	739,034
#	Silicon Integrated Systems Corp.	838,400	1,390,104
*	Silicon Optronics, Inc.	15,000	30,786
	Sincere Navigation Corp.	737,139	812,975
	Sinmag Equipment Corp.	158,056	614,566
	Sino-American Silicon Products, Inc.	341,000	1,476,468
#	Sinon Corp.	1,334,510	1,779,192
	SinoPac Financial Holdings Co. Ltd.	506,017	495,827
	Sinphar Pharmaceutical Co. Ltd.	316,469	314,842
	Sinyi Realty, Inc.	751,660	475,391
	Sitronix Technology Corp.	351,879	2,580,240
#	Siward Crystal Technology Co. Ltd.	491,000	620,029
	Sixxon Tech Co. Ltd.	3,000	17,562
	Soft-World International Corp.	234,000	720,859
	Solar Applied Materials Technology Corp.	1,527,372	8,111,125
#	Solteam, Inc.	233,607	333,130
#	Sonix Technology Co. Ltd.	319,000	426,006
	Southeast Cement Co. Ltd.	579,700	283,024
#	Speed Tech Corp.	353,383	409,445
	Sporton International, Inc.	246,231	1,732,042
#	Sports Gear Co. Ltd.	71,000	176,039
	St. Shine Optical Co. Ltd.	23,000	75,711
#	Standard Chemical & Pharmaceutical Co. Ltd.	281,571	543,714
#	Standard Foods Corp.	421,000	385,092
#	Stark Technology, Inc.	329,688	1,492,450
*	Starlux Airlines Co. Ltd.	237,000	151,571
	Sun Max Tech Ltd.	17,805	32,299
*	Sun Yad Construction Co. Ltd.	183,329	64,277
261

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Sunko INK Co. Ltd.	50,400	$38,889
#	SunMax Biotechnology Co. Ltd.	96,000	1,179,107
	Sunny Friend Environmental Technology Co. Ltd.	36,998	87,600
#	Sunonwealth Electric Machine Industry Co. Ltd.	667,392	3,092,237
#	Sunplus Innovation Technology, Inc.	33,880	177,121
#*	Sunplus Technology Co. Ltd.	1,577,000	1,215,862
#	Sunrex Technology Corp.	308,612	396,618
	Sunspring Metal Corp.	93,069	61,343
	Superalloy Industrial Co. Ltd.	18,000	23,663
#	Supreme Electronics Co. Ltd.	1,646,184	4,325,444
	Swancor Holding Co. Ltd.	108,000	402,431
	Sweeten Real Estate Development Co. Ltd.	826,504	599,738
#	Symtek Automation Asia Co. Ltd.	188,646	1,064,737
#	Syncmold Enterprise Corp.	294,750	834,566
#	Synmosa Biopharma Corp.	770,304	751,810
	Syscom Computer Engineering Co.	54,000	91,993
#	Systex Corp.	475,388	1,817,372
	T3EX Global Holdings Corp.	243,000	514,606
	Ta Ya Electric Wire & Cable	1,756,020	1,799,870
	Tah Hsin Industrial Corp.	216,092	425,680
	TA-I Technology Co. Ltd.	377,788	823,883
#	Tai Tung Communication Co. Ltd.	300,582	184,945
#	Taichung Commercial Bank Co. Ltd.	7,989,408	5,009,598
	TaiDoc Technology Corp.	185,470	734,362
		Shares	Value»
TAIWAN — (Continued)
	Taiflex Scientific Co. Ltd.	659,564	$2,880,046
	Taimide Tech, Inc.	316,262	1,059,555
#	Tainan Enterprises Co. Ltd.	238,370	160,627
#	Tainan Spinning Co. Ltd.	3,551,044	1,422,120
#	Tai-Saw Technology Co. Ltd.	218,120	299,089
#	TaiSol Electronics Co. Ltd.	129,000	306,087
	Taisun Enterprise Co. Ltd.	322,648	193,659
#	Taita Chemical Co. Ltd.	838,828	551,505
	TAI-TECH Advanced Electronics Co. Ltd.	147,000	782,183
	Taiwan Chinsan Electronic Industrial Co. Ltd.	226,113	425,582
#	Taiwan Cogeneration Corp.	1,180,845	1,655,543
#	Taiwan FamilyMart Co. Ltd.	45,000	269,339
#	Taiwan Fertilizer Co. Ltd.	567,000	910,906
	Taiwan Fire & Marine Insurance Co. Ltd.	672,936	1,114,708
#	Taiwan FU Hsing Industrial Co. Ltd.	460,000	639,834
*	Taiwan Glass Industry Corp.	1,870,000	4,045,414
	Taiwan Hon Chuan Enterprise Co. Ltd.	890,159	3,147,215
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	619,738	786,030
††	Taiwan Land Development Corp.	2,845,991	45,136
	Taiwan Line Tek Electronic	148,510	99,708
#*	Taiwan Mask Corp.	246,043	368,853
	Taiwan Navigation Co. Ltd.	730,777	679,304
#	Taiwan Paiho Ltd.	841,287	1,180,502
	Taiwan PCB Techvest Co. Ltd.	578,238	666,192
#	Taiwan Sakura Corp.	697,803	1,836,137
#	Taiwan Sanyo Electric Co. Ltd.	426,400	428,566
	Taiwan Secom Co. Ltd.	299,000	1,067,782
262

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Co. Ltd.	665,000	$1,348,473
#	Taiwan Shin Kong Security Co. Ltd.	1,226,577	1,559,196
	Taiwan Steel Union Co. Ltd.	20,000	67,983
#*	Taiwan Styrene Monomer	970,209	290,955
#	Taiwan Surface Mounting Technology Corp.	847,388	4,541,571
#	Taiwan Taxi Co. Ltd.	85,888	486,127
#*	Taiwan TEA Corp.	1,282,897	457,862
	Taiwan Union Technology Corp.	30,000	988,615
#*	Taiwan-Asia Semiconductor Corp.	1,077,804	1,302,748
	Taiyen Biotech Co. Ltd.	383,883	385,844
#	Tatung Co. Ltd.	1,238,000	1,187,532
*	TBI Motion Technology Co. Ltd.	60,000	131,159
	TCI Co. Ltd.	234,746	883,462
	Te Chang Construction Co. Ltd.	258,206	579,026
	Tehmag Foods Corp.	116,380	1,005,088
	Ten Ren Tea Co. Ltd.	134,980	122,561
#	Test Research, Inc.	489,820	5,374,247
	Test Rite International Co. Ltd.	417,495	272,368
#	Thinking Electronic Industrial Co. Ltd.	222,204	1,241,042
	Thye Ming Industrial Co. Ltd.	253,266	547,581
	Tofu Restaurant Co. Ltd.	4,000	23,409
#	Ton Yi Industrial Corp.	2,240,644	1,243,426
#	Tong Hsing Electronic Industries Ltd.	412,681	2,278,764
#	Tong Yang Industry Co. Ltd.	1,038,741	2,470,397
#	Tong-Tai Machine & Tool Co. Ltd.	471,892	554,227
	Top Union Electronics Corp.	223,147	197,104
#	Topco Scientific Co. Ltd.	494,356	6,417,137
	Topco Technologies Corp.	104,720	381,202
		Shares	Value»
TAIWAN — (Continued)
#	Topkey Corp.	222,000	$1,049,943
#	Topoint Technology Co. Ltd.	435,689	5,682,286
#	TPK Holding Co. Ltd.	714,000	1,375,892
	Trade-Van Information Services Co.	255,000	742,024
	Transcend Information, Inc.	335,000	2,724,404
	Transcom, Inc.	115,023	481,240
	Trusval Technology Co. Ltd.	67,221	577,911
	TSC Auto ID Technology Co. Ltd.	104,296	620,883
#	TSRC Corp.	191,200	119,077
	Ttet Union Corp.	153,000	718,192
#	TTFB Co. Ltd.	53,400	278,616
#	TTY Biopharm Co. Ltd.	461,979	1,084,322
*	Tul Corp.	38,000	67,533
	Tung Ho Steel Enterprise Corp.	1,527,630	3,148,446
#	TURVO International Co. Ltd.	98,922	951,343
#	TXC Corp.	898,053	4,364,890
#	TYC Brother Industrial Co. Ltd.	454,980	447,826
*	Tycoons Group Enterprise	569,779	146,479
#	Tyntek Corp.	1,029,039	1,898,276
	U-BEST Innovative Technology Co. Ltd.	127,000	60,376
	Ubright Optronics Corp.	20,000	47,145
#	UDE Corp.	251,000	1,083,389
	Ultra Chip, Inc.	8,000	12,223
	U-Ming Marine Transport Corp.	1,358,000	2,607,728
#	Unic Technology Corp.	134,000	134,970
	Union Bank of Taiwan	8,701,501	5,501,561
	Union Insurance Co. Ltd.	45,000	42,962
	Unitech Computer Co. Ltd.	341,804	495,862
#	Unitech Printed Circuit Board Corp.	1,985,519	3,683,870
	United Alloy-Tech Co.	10,161	23,801
	United Integrated Services Co. Ltd.	133,951	4,086,609
	United Orthopedic Corp.	223,935	700,883
263

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	United Radiant Technology	140,000	$99,179
*	United Renewable Energy Co. Ltd.	1,331,437	673,942
	Univacco Technology, Inc.	125,000	194,982
#	Universal Cement Corp.	1,556,341	1,400,006
#	Universal Microwave Technology, Inc.	57,000	2,835,986
	UPC Technology Corp.	1,971,124	692,849
#	Userjoy Technology Co. Ltd.	204,367	460,364
#	USI Corp.	1,812,156	823,637
*	Usun Technology Co. Ltd.	14,000	39,312
	Utechzone Co. Ltd.	181,000	1,405,933
#	UVAT Technology Co. Ltd.	59,000	163,646
	Value Valves Co. Ltd.	27,000	67,699
	Ve Wong Corp.	556,696	768,309
#	Ventec International Group Co. Ltd.	27,000	188,930
	VIA Labs, Inc.	6,000	16,138
#	Via Technologies, Inc.	41,000	102,925
	Visco Vision, Inc.	71,000	509,668
#	Visual Photonics Epitaxy Co. Ltd.	517,772	5,768,283
	Vizionfocus, Inc.	3,000	17,873
	VSO Electronics Co. Ltd.	6,000	25,492
#*	Wafer Works Corp.	1,255,443	1,619,599
#	Waffer Technology Corp.	333,821	461,574
#	Wah Hong Industrial Corp.	122,021	259,068
#	Wah Lee Industrial Corp.	556,300	2,347,718
#	Walsin Technology Corp.	583,000	2,468,137
#	Walton Advanced Engineering, Inc.	719,197	1,046,032
	WAN HWA Enterprise Co.	374,238	125,486
*	We & Win Development Co. Ltd.	84,000	27,075
#	Wei Chuan Foods Corp.	523,000	206,588
#	Weikeng Industrial Co. Ltd.	1,269,459	1,443,299
#	Well Shin Technology Co. Ltd.	291,000	432,327
		Shares	Value»
TAIWAN — (Continued)
	Welldone Co.	15,000	$24,733
	Weltrend Semiconductor	26,000	60,247
#	Wholetech System Hitech Ltd.	170,000	705,197
	Win Semiconductors Corp.	155,000	2,684,057
#	Winmate, Inc.	125,000	625,944
#	Winstek Semiconductor Co. Ltd.	234,000	1,261,247
*††	Wintek Corp.	5,447,000	0
	WinWay Technology Co. Ltd.	31,000	10,423,675
	Wisdom Marine Lines Co. Ltd.	1,181,241	2,679,520
#	Wiselink Co. Ltd.	349,462	999,160
	WITS Corp.	87,901	335,002
#	WNC Corp.	586,184	4,035,683
#	Wonderful Hi-Tech Co. Ltd.	299,000	667,493
#	Wowprime Corp.	225,400	1,617,222
#	WUS Printed Circuit Co. Ltd.	529,737	1,922,181
	XAC Automation Corp.	40,000	34,619
#	XinTec, Inc.	336,000	2,176,428
#	Xxentria Technology Materials Corp.	348,160	469,489
	Yankey Engineering Co. Ltd.	95,222	1,918,570
#	YC INOX Co. Ltd.	1,111,699	749,805
#	Yea Shin International Development Co. Ltd.	850,753	698,834
#	Yem Chio Co. Ltd.	965,188	404,002
#	Yen Sun Technology Corp.	126,000	211,077
*	Yeong Guan Energy Technology Group Co. Ltd.	86,000	15,037
#	YFY, Inc.	1,709,212	1,276,527
#	Yi Jinn Industrial Co. Ltd.	702,748	321,436
#*	Yieh Phui Enterprise Co. Ltd.	3,354,424	1,482,160
#	Young Fast Optoelectronics Co. Ltd.	276,872	488,281
#*	Young Optics, Inc.	50,000	100,615
#	Youngtek Electronics Corp.	254,666	740,938
#	Yuanta Futures Co. Ltd.	371,200	1,166,748
264

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yuen Foong Yu Consumer Products Co. Ltd.	76,000	$94,942
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	599,560
#	Yungshin Construction & Development Co. Ltd.	338,000	514,005
#	YungShin Global Holding Corp.	748,015	1,312,022
#	Zeng Hsing Industrial Co. Ltd.	135,726	395,709
#	Zenitron Corp.	635,000	1,390,275
#	Zero One Technology Co. Ltd.	448,226	1,454,980
#*	Zig Sheng Industrial Co. Ltd.	824,732	212,515
	ZillTek Technology Corp.	33,000	302,731
	Zippy Technology Corp.	409,948	710,917
#	Zyxel Group Corp.	859,225	961,185
TOTAL TAIWAN			819,947,552
THAILAND — (0.8%)
	AAPICO Hitech PCL (AH/F TB)	274,332	112,042
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	1,581
	Advanced Information Technology PCL, Class F	2,237,800	324,301
	AEON Thana Sinsap Thailand PCL	11,600	33,728
	Allianz Ayudhya Capital PCL	89,200	105,421
	Amata Corp. PCL	1,968,410	1,249,080
#	AP Thailand PCL	4,215,816	1,115,276
*	Asia Aviation PCL, NVDR	800,700	26,084
	Asia Plus Group Holdings PCL	3,206,900	202,531
	Asian Sea Corp. PCL	222,200	48,704
	Aurora Design PCL	329,300	143,304
	B Grimm Power PCL	688,799	273,669
	Bangkok Airways PCL	570,900	236,866
#	Bangkok Chain Hospital PCL	201,400	57,515
		Shares	Value»
THAILAND — (Continued)
	Bangkok Commercial Asset Management PCL	2,255,700	$513,396
	Bangkok Land PCL	2,868,699	37,936
	Bangkok Life Assurance PCL, NVDR	182,300	111,454
	BCPG PCL	251,100	54,456
	Betagro PCL	455,800	314,778
	BKI Holdings PCL	180,681	1,804,873
*	BTS Group Holdings PCL	2,100,300	134,381
	Cal-Comp Electronics Thailand PCL, Class F	3,305,852	621,237
#	Chularat Hospital PCL	3,078,900	135,103
	CK Power PCL	645,400	46,021
	Cotto F	2,521,400	14,696
	Dhipaya Group Holdings PCL	898,000	572,610
	Ditto Thailand PCL	170,200	56,578
#	Dohome PCL	625,975	64,795
	Don Muang Tollway PCL	335,100	114,074
	Dynasty Ceramic PCL	12,722,400	483,675
	Eastern Polymer Group PCL	130,000	14,165
	Eastern Water Resources Development & Management PCL, Class F	464,700	43,621
	Ekachai Medical Care PCL	317,321	50,196
#*	Energy Absolute PCL	4,791,700	390,188
#	Erawan Group PCL	2,458,500	178,331
	Exotic Food PCL	205,700	85,740
#	Forth Corp. PCL	436,900	124,078
	Forth Smart Service PCL	504,751	104,068
	GFPT PCL	1,453,500	409,311
#	Gunkul Engineering PCL	3,574,399	321,211
	Haad Thip PCL	456,400	211,427
#	Hana Microelectronics PCL	611,400	624,213
	Heng Leasing & Capital PCL	1,410,500	37,347
	ICC International PCL	351,989	264,247
#	Ichitan Group PCL	1,418,000	544,067
#	IRPC PCL	9,982,700	651,959
	IT City PCL	152,900	19,700
265

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*††	ITV PLC	2,785,600	$0
#	Jaymart Group Holdings PCL	157,400	34,200
#	JMT Network Services PCL	445,400	134,407
	Karmarts PCL	303,252	70,811
#	KCE Electronics PCL	802,300	774,331
	KGI Securities Thailand PCL	502,000	61,958
	Khon Kaen Sugar Industry PCL	484,056	23,776
	Klinique Medical Clinic PCL	41,900	33,788
	Lalin Property PCL	212,500	28,809
	Lanna Resources PCL	71,600	32,072
	LH Financial Group PCL	2,582,139	89,453
	Loxley PCL	1,522,176	60,632
	Major Cineplex Group PCL	264,000	54,259
	MBK PCL	1,138,655	595,141
	MC Group PCL	786,100	267,899
	MCS Steel PCL	646,400	160,744
	Mega Lifesciences PCL	499,300	548,485
#	MK Restaurants Group PCL	89,100	51,979
#	Moshi Moshi Retail Corp. PLC	99,700	109,548
	Muang Thai Insurance PCL	311,680	143,422
	Netbay PCL	115,526	58,252
#	Northeast Rubber PCL	732,712	105,366
#	Plan B Media PCL	1,385,656	184,132
	Polyplex Thailand PCL	993,050	298,378
	Praram 9 Hospital PCL	694,500	345,598
#	Precious Shipping PCL	865,631	180,393
#	Prima Marine PCL	1,655,666	452,298
*	Property Perfect PCL	4,441,846	5,456
*	PSG Corp. PCL	256,470	23,446
	PTG Energy PCL	2,485,400	623,044
	Quality Houses PCL	17,027,326	706,387
#	Ratchthani Leasing PCL	6,020,099	317,687
#	Regional Container Lines PCL	690,200	650,412
	Rojana Industrial Park PCL	1,182,054	169,578
	Sabina PCL	95,800	44,630
		Shares	Value»
THAILAND — (Continued)
	Saha Pathana Inter-Holding PCL	1,005,000	$1,462,340
	Saha-Union PCL	551,000	456,090
	Samart Corp. PCL	828,900	132,462
#	Sansiri PCL	27,817,510	1,197,144
#	Sappe PCL	336,900	305,937
#	SC Asset Corp. PCL	4,669,015	286,545
#	Siam Global House PCL	622,532	127,580
#	Siamgas & Petrochemicals PCL	2,078,300	541,800
*	Singer Thailand PCL	48,300	8,105
	SiS Distribution Thailand PCL	20,200	14,334
#	SISB PCL	99,700	30,923
*	SKY ICT PCL	37,800	13,840
#	Somboon Advance Technology PCL	516,237	232,959
	SPCG PCL	109,600	29,774
#	Sri Trang Agro-Industry PCL	744,949	407,038
#	Sri Trang Gloves Thailand PCL	958,200	302,264
	Srivichai Vejvivat PCL	630,409	165,718
	Star Petroleum Refining PCL	707,600	159,951
#	Supalai PCL	862,600	429,398
	TAC Consumer PCL	934,731	153,694
	Thai Stanley Electric PCL (STANLY/F TB), Class F	132,800	843,525
	Thai Vegetable Oil PCL	976,882	740,442
	Thai Wacoal PCL	66,300	34,300
*	Thaicom PCL	64,200	22,870
	Thaifoods Group PCL	152,100	46,637
	Thoresen Thai Agencies PCL	1,419,778	216,969
	Tipco Asphalt PCL (TASCO/F TB)	1,064,174	441,400
	TIPCO Foods PCL	250,482	49,269
	TKS Technologies PCL	103,343	19,829
	TOA Paint Thailand PCL	317,200	126,551
	TPI Polene Power PCL	1,672,382	98,708
	TTW PCL	2,326,300	659,858
	United Paper PCL	490,800	110,574
	Univanich Palm Oil PCL	1,335,500	602,884
††	Vinythai PCL	16,237	1,141
266

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Xspring Capital PCL	5,438,800	$73,482
TOTAL THAILAND			31,071,140
TURKEY — (0.9%)
*	Adese Gayrimenkul Yatirim AS	1,743,935	41,858
	Afyon Cimento Sanayi TAS	34,215	10,237
	Agesa Hayat ve Emeklilik AS	52,014	277,891
*	Agrotech Yueksek Teknoloji VE Yatirim AS	274,189	18,676
*	Ahes Gayrimenkul Yatirim Ortakligi AS	120,965	49,111
	Akcansa Cimento AS	79,426	375,877
*	Akfen Yenilenebilir Enerji AS	338,489	166,989
	Aksa Akrilik Kimya Sanayii AS	2,890,208	677,860
*	Aksigorta AS	1,088,258	168,501
#	Alarko Holding AS	166,380	352,904
	Albaraka Turk Katilim Bankasi AS	3,563,686	662,752
	Alfa Solar Enerji Sanayi VE Ticaret AS	15,537	14,208
*	Alkim Alkali Kimya AS	353,084	157,004
*	Altinay Savunma Teknolojileri AS	149,277	52,870
*	Alves Kablo Sanayi Ve Ticaret AS	1,680,810	121,046
	Anadolu Anonim Turk Sigorta Sirketi	976,380	624,493
	Anadolu Hayat Emeklilik AS	115,116	282,661
	ARD Grup Bilisim Teknolojileri AS	319,909	357,288
*	Arsan Holding AS	494,654	38,176
*	Aydem Yenilenebilir Enerji AS	97,467	62,547
	Aygaz AS	58,967	375,651
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	77,492	87,429
*	Baticim Bati Anadolu Cimento Sanayii AS	3,013,711	415,059
*	Bera Holding AS	1,768,542	667,928
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	207,027	68,790
		Shares	Value»
TURKEY — (Continued)
*	BMS Birlesik Metal Sanayi VE Ticaret AS	87,055	$173,666
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	58,516	109,433
	Bursa Cimento Fabrikasi AS	410,877	55,729
*	Can2 Termik AS	12,247,631	484,608
	Celebi Hava Servisi AS	1,988	78,446
*	Cemas Dokum Sanayi AS	316,621	33,440
#	Cimsa Cimento Sanayi VE Ticaret AS	596,889	762,509
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	599,361	487,423
*	DAP Gayrimenkul Gelistirme AS	66,543	15,519
*	Dardanel Onentas Gida Sanayi AS	853,056	41,914
*	Deva Holding AS	41,478	60,695
	Dogan Sirketler Grubu Holding AS	1,542,826	776,539
	Dogu Aras Enerji Yatirimlari AS	43,841	101,375
	Dogus Otomotiv Servis ve Ticaret AS	129,700	518,227
	Ebebek Magazacilik AS	17,360	27,649
	Eczacibasi Yatirim Holding Ortakligi AS	15,021	124,751
#	EGE Endustri VE Ticaret AS	1,934	271,669
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	90,381	171,342
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	178,746
*	Europen Endustri Insaat Sanayi VE Ticaret AS	905,580	110,667
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	226,187	262,726
267

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Formet Metal ve Cam Sanayi AS	465,193	$28,339
	Galata Wind Enerji AS	94,782	63,454
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	595,568	122,226
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	75,761	147,082
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	112,525	124,378
	Global Yatirim Holding AS	4,413,302	1,493,778
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	174,472	83,297
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	27,135	219,664
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	328,451	145,165
*	GSD Holding AS	1,298,985	151,677
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	16,769	110,856
*	Hektas Ticaret TAS	2,787,218	212,206
*	Hitit Bilgisayar Hizmetleri AS	48,627	45,572
*	IC Enterra Yenilenebilir Enerji AS	369,996	91,333
*	Ihlas Holding AS	483,947	24,032
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,235,458	278,487
*	Is Finansal Kiralama AS	721,188	319,423
	Is Yatirim Menkul Degerler AS	117,868	110,434
	Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	466,735	216,550
*	Izdemir Enerji Elektrik Uretim AS	1,170,630	277,298
*	Izmir Demir Celik Sanayi AS	227,980	35,502
		Shares	Value»
TURKEY — (Continued)
*	Izmir Firca Sanayi ve Ticaret AS	253,368	$384,628
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	389,179	293,947
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	120,932	245,007
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	59,672	46,757
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	1,128,335	964,603
*	Karsan Otomotiv Sanayii Ve Ticaret AS	519,201	132,620
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	4,713,960	299,754
*	Kayseri Seker Fabrikasi AS	1,279,912	134,287
*	Kimteks Poliuretan Sanayi VE Ticaret AS	32,140	14,677
*	Kirac Galvaniz Telekominikasyon Metal Makine Insaat Elektrik Sanayi VE TicaretAS	5,209	12,255
*	Koza Polyester Sanayi VE Ticaret AS	762,517	100,113
	Kuzey Boru AS	268,662	159,972
*	LDR Turizm AS	528,541	1,383,425
	Lila Kagit Sanayi ve Ticaret AS	99,667	77,295
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	97,865	80,888
	Logo Yazilim Sanayi Ve Ticaret AS	148,657	473,145
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	164,085	54,941
*	Marmara Holding AS	2	0
268

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Marmaris Altinyunus Turistik Tesisler AS	1,261	$31,433
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,089,986	1,046,635
*	Mega Metal Sanayi VE Ticaret AS	73,453	132,144
*	MIA Teknoloji AS	146,016	129,192
*Ω	MLP Saglik Hizmetleri AS	121,190	1,193,009
*	Mogan Enerji Yatirim Holding AS	397,056	127,876
	Naturelgaz Sanayi ve Ticaret AS	353,282	97,774
*	NET Holding AS	504,913	428,930
	Nuh Cimento Sanayi AS	117,923	646,788
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,268,878	344,762
*	Orge Enerji Elektrik Taahhut AS	94,329	178,682
*	Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	83,760	30,229
*	Parsan Makina Parcalari Sanayii AS	38,908	71,788
	Penta Teknoloji Urunleri Dagitim Ticaret AS	58,693	18,589
*	Polisan Holding AS	100,204	47,106
*	Qua Granite Hayal	331,412	27,251
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,555,065	1,130,939
*	Safkar Ege Sogutmacilik Klima Soguk Hava Tesisleri Ihracat Ithalat Sanayi Ve Ticaret AS	154,778	83,376
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	3,018,674	1,767,937
	SDT Uzay VE Savunma Teknolojileri AS	24,907	121,129
	Sekerbank Turk AS	1,683,553	457,373
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	266,990	613,184
		Shares	Value»
TURKEY — (Continued)
*	Sok Marketler Ticaret AS	390,585	$440,656
	Suwen Tekstil Sanayi Pazarlama AS	367,893	70,001
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	31,179	17,290
*	Tatlipinar Enerji Uretim AS	75,920	21,432
#	Tekfen Holding AS	376,404	1,186,055
*	Trust Anadolu Metal Madencilik Isletmeleri AS	470,545	1,237,340
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	213,098	432,681
*	Tukas Gida Sanayi ve Ticaret AS	4,020,107	228,018
*	Tumosan Motor ve Traktor Sanayi AS	15,813	35,598
	Turcas Holding AS	94,048	95,992
	Turkiye Sinai Kalkinma Bankasi AS	2,288,283	587,906
	Ulker Biskuvi Sanayi AS	291,883	800,945
*	Vakif Finansal Kiralama AS	1,828,850	74,122
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	299,602	290,517
*	Yayla Agro Gida Sanayi VE Nakliyat AS	249,455	64,549
*	YEO Teknoloji Enerji VE Endustri AS	67,175	82,944
*	Yesil Yapi Endustrisi AS	472,927	14,175
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	110,074	58,996
	Yunsa Yunlu Sanayi VE Ticare AS	3	1
*	Zorlu Enerji Elektrik Uretim AS	779,454	52,790
TOTAL TURKEY			34,652,080
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Islamic Bank PJSC	923,787	5,516,306
269

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Hotels	6,255,941	$630,731
	Abu Dhabi National Insurance Co. PSC	113,777	239,199
*	Abu Dhabi Ports Co. PJSC	758,721	897,227
	Abu Dhabi Ship Building Co. PJSC	185,795	376,406
	ADNOC Logistics & Services	345,266	551,600
	Agility Global PLC	2,749,030	1,122,560
	Agthia Group PJSC	470,149	477,195
	Air Arabia PJSC	6,492,326	8,749,035
	Ajman Bank PJSC	3,601,522	1,410,347
	Alef Education Holding PLC	215,658	57,621
	Amanat Holdings PJSC	3,333,761	1,161,231
	Americana Restaurants International PLC - Foreign Co.	2,112,870	1,144,323
*	Amlak Finance PJSC	1,681,363	861,139
*	Apex Investment Co. PSC	2,132,939	1,868,157
*	Bank of Sharjah	1,036,918	350,053
	Burjeel Holdings PLC	290,555	83,283
	Dana Gas PJSC	10,993,103	2,693,312
	Deyaar Development PJSC	4,393,484	982,937
	Dubai Financial Market PJSC	4,033,703	1,568,769
	Dubai Investments PJSC	4,562,336	5,039,931
	E7 Group PJSC	60,133	17,232
	Emaar Development PJSC	395,774	1,572,435
	Emirates Central Cooling Systems Corp.	1,778,580	751,141
*	EMSTEEL Building Materials PJSC	1,795,563	537,382
*	Eshraq Investments PJSC	1,792,114	196,309
	Fertiglobe PLC	747,752	761,411
*	Gulf Navigation Holding PJSC	1,089,050	803,497
*	Gulf Pharmaceutical Industries PSC	281,608	79,681
*	Manazel PJSC	948,302	63,597
	National Central Cooling Co. PJSC	755,754	558,879
	NMDC Group PJSC	59,777	311,809
	Palms Sports PrJSC	9,960	18,824
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Parkin Co. PJSC	273,017	$387,207
*	Phoenix Group PLC	53,866	11,103
*	Presight AI Holding PLC	724,029	618,031
	Pure Health Holding PJSC	431,650	250,349
*	RAK Properties PJSC	3,941,291	1,148,925
	Ras Al Khaimah Ceramics PJSC	678,407	447,607
	Sharjah Islamic Bank	1,558,619	1,255,723
*	Shuaa Capital PSC	859,064	47,861
	Taaleem Holdings PJSC	67,763	60,370
	TECOM Group PJSC	336,524	309,183
*	Two Point Zero Group PJSC	4,562,427	2,543,455
*	Union Properties PJSC	6,736,585	1,331,339
TOTAL UNITED ARAB EMIRATES			49,864,712
TOTAL COMMON STOCKS			3,880,447,989
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 14.933%	8,100	19,662
	Banco ABC Brasil SA, 10.346%	215,455	1,090,372
Ω	Banco BMG SA, 8.258%	314,776	340,089
	Banco do Estado do Rio Grande do Sul SA, 10.262%	507,370	1,600,452
	Banco Pine SA, 5.698%	18,245	52,947
	Centrais Eletricas de Santa Catarina SA, 6.643%	59,700	1,850,509
	Cia de Ferro Ligas da Bahia FERBASA, 9.489%	572,904	889,703
	Cia De Sanena Do Parana, 5.068%	2,714,791	4,320,156
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	121,744	524,661
	Eucatex SA Industria e Comercio, 5.237%	78,843	342,006
270

The Emerging Markets Small Cap Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Isa Energia Brasil SA, 6.271%	455,278	$2,713,206
Marcopolo SA, 15.762%	2,132,584	2,790,732
Randoncorp SA, 0.880%	456,587	489,615
Schulz SA, 12.223%	370,405	389,719
Unipar Carbocloro SA, 16.248%	77,517	980,586
* Usinas Siderurgicas de Minas Gerais SA Usiminas	624,480	1,045,466
TOTAL BRAZIL		19,439,881
CHILE — (0.0%)
Coca-Cola Embonor SA Class B, 3.934%	95,554	178,766
Embotelladora Andina SA, 1.442%	27,215	126,861
TOTAL CHILE		305,627
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 3.516%	191,921	42,461
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	343,339	182,830
TOTAL PREFERRED STOCKS		19,970,799
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
* Parque Arauco SA Rights 06/02/2026	128,500	0
		Shares	Value»

MALAYSIA — (0.0%)
*	Lianson Fleet Group Bhd. Warrants 02/03/2031	21,150	$1,491
TAIWAN — (0.0%)
*	Ability Opto-Electronics Technology Co. Ltd. Rights	6,311	3,187
*	Taiwan Cogeneration Corp. Rights 05/11/2026	129,358	47,645
*	Wafer Works Corp. Rights	35,019	13,594
TOTAL TAIWAN			64,426
THAILAND — (0.0%)
*	Better World Green PCL Warrants	4,053,005	0
UNITED ARAB EMIRATES — (0.0%)
*	Sharjah Islamic Bank Rights 05/08/2026	519,539	56,719
TOTAL RIGHTS/WARRANTS			122,636
TOTAL INVESTMENT SECURITIES (Cost $2,003,064,120)			3,900,541,424
			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	5,072,381	58,662,092
TOTAL INVESTMENTS — (100.0%)
(Cost $2,061,729,687)			$3,959,203,516
As of April 30, 2026, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	80	06/18/26	$28,672,740	$28,975,000	$302,260
Total Futures Contracts			$28,672,740	$28,975,000	$302,260
271

The Emerging Markets Small Cap Series
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $174,803,087 or 4.5% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$118,406,438	—	—	$118,406,438
Chile	31,573,847	$1,138,175	—	32,712,022
China	31,111,518	1,013,524,317	$717,792	1,045,353,627
Colombia	2,248,624	949,252	—	3,197,876
Greece	—	35,062,805	—	35,062,805
Hong Kong	—	222,357	—	222,357
Hungary	—	7,413,470	—	7,413,470
India	7,418	631,444,002	—	631,451,420
Indonesia	—	49,707,227	78,609	49,785,836
Kuwait	—	25,412,293	190,129	25,602,422
Malaysia	—	54,477,833	48	54,477,881
Mexico	105,989,853	6,243,035	—	112,232,888
Philippines	—	24,905,548	11,795	24,917,343
Poland	68,252	71,566,066	—	71,634,318
Qatar	—	26,561,337	—	26,561,337
Saudi Arabia	13,675	88,298,761	—	88,312,436
South Africa	14,257,420	100,040,314	—	114,297,734
South Korea	—	502,817,894	452,401	503,270,295
Taiwan	—	819,902,416	45,136	819,947,552
Thailand	166,868	30,903,131	1,141	31,071,140
Turkey	—	34,652,080	—	34,652,080
United Arab Emirates	—	49,864,712	—	49,864,712
Preferred Stocks
Brazil	19,439,881	—	—	19,439,881
Chile	126,861	178,766	—	305,627
Colombia	42,461	—	—	42,461
Philippines	—	182,830	—	182,830
Rights/Warrants
Chile	—	—	—	—
Malaysia	—	1,491	—	1,491
Taiwan	—	64,426	—	64,426
Thailand	—	—	—	—
United Arab Emirates	—	56,719	—	56,719
Securities Lending Collateral	—	58,662,092	—	58,662,092
Total Investments in Securities	$323,453,116	$3,634,253,349	$1,497,051˂˃	$3,959,203,516
Financial Instruments
Assets
Futures Contracts**	302,260	—	—	302,260
Total Financial Instruments	$302,260	—	—	$302,260
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
272

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $475,978,141, $361,612,391, $268,169,292 and $39,619,316 of securities on loan, respectively)	$18,020,175,952	$3,685,656,691	$1,728,989,177	$1,744,483,605
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $357,668,667, $40,948,980, $32,393,434 and $36,082,454, respectively)	357,668,667	40,948,980	32,389,253	36,080,359
Segregated Cash for Futures Contracts	11,506,284	—	—	—
Foreign Currencies at Value	17,943,800	258,953	11,123,814	124,208
Cash	179,171,756	4,646,326	4,162,403	4,218,673
Receivables:
Investment Securities Sold	16,014,788	11,987,374	3,194,772	182,895
Dividends, Interest and Tax Reclaims	177,086,671	44,520,920	1,644,158	16,094,266
Securities Lending Income	476,470	447,707	316,987	56,233
Futures Variation Margin	1,818,481	—	—	—
Unrealized Gain on Foreign Currency Contracts	17,573	—	—	—
Prepaid Expenses and Other Assets	1,448	313	153	166
Total Assets	18,781,881,890	3,788,467,264	1,781,820,717	1,801,240,405
LIABILITIES:
Payables:
Upon Return of Securities Loaned	357,685,772	41,022,897	32,407,174	36,087,906
Investment Securities Purchased	4,472,805	4,683,241	6,461,166	—
Due to Advisor	2,982,012	304,342	140,513	143,550
Due to Directors'/Trustees'	280,026	67,735	31,216	39,339
Due to CCO	2,020	414	191	195
Unrealized Loss on Foreign Currency Contracts	17,679	9,113	89,321	467
Accrued Expenses and Other Liabilities	209,814	104,954	66,553	47,824
Total Liabilities	365,650,128	46,192,696	39,196,134	36,319,281
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$18,416,231,762	$3,742,274,568	$1,742,624,583	$1,764,921,124
Investment Securities at Cost	$9,587,401,489	$2,225,214,532	$1,347,492,923	$1,296,461,857
Foreign Currencies at Cost	$17,340,574	$257,443	$11,073,245	$123,427

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
273

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $763,069,245, $257,190,030, $439,792,146 and $629,782,656 of securities on loan, respectively)	$6,521,041,671	$2,333,516,165	$8,002,796,840	$3,900,541,424
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $582,443,409, $204,928,769, $134,969,521 and $58,665,567, respectively)	582,361,578	204,907,130	134,969,521	58,662,092
Cash Collateral from Securities on Loan	149,003,122	23,330,517	—	—
Segregated Cash for Futures Contracts	—	—	3,980,161	1,929,775
Foreign Currencies at Value	13,284,452	573,761	44,975,361	19,952,895
Cash	23,230,820	2,515,997	39,467,624	3,260,675
Receivables:
Investment Securities Sold	822,649	333,110	10,026,524	17,032,711
Dividends, Interest and Tax Reclaims	64,056,391	1,078,673	9,143,249	7,878,006
Securities Lending Income	809,447	67,438	820,962	2,400,584
Futures Variation Margin	—	—	629,062	304,979
Unrealized Gain on Foreign Currency Contracts	21,176	—	3,518	11,352
Prepaid Expenses and Other Assets	549	177	591	367
Total Assets	7,354,631,855	2,566,322,968	8,246,813,413	4,011,974,860
LIABILITIES:
Payables:
Upon Return of Securities Loaned	731,563,545	228,333,037	135,033,932	58,655,058
Investment Securities Purchased	6,866,696	—	4,215,005	—
Due to Advisor	533,661	188,522	632,989	631,399
Due to Directors'/Trustees'	84,115	22,982	113,092	87,669
Due to CCO	722	256	857	429
Unrealized Loss on Foreign Currency Contracts	—	—	13,660	12,582
Deferred Taxes Payable	—	—	73,328,286	54,115,165
Accrued Expenses and Other Liabilities	27,605	23,050	392,853	463,250
Total Liabilities	739,076,344	228,567,847	213,730,674	113,965,552
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$6,615,555,511	$2,337,755,121	$8,033,082,739	$3,898,009,308
Investment Securities at Cost	$3,901,981,957	$1,250,013,539	$3,077,132,249	$2,003,064,120
Foreign Currencies at Cost	$13,249,394	$572,600	$45,042,285	$19,965,209

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
274

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $26,335,539, $5,660,331, $305,226 and $1,657,298, respectively)	$281,650,772	$50,057,859	$20,654,252	$25,771,089
Dividend Income from Affiliates	7,912,449	1,030,352	544,921	580,771
Income from Securities Lending, Net	2,120,705	1,974,566	1,782,265	293,275
Total Investment Income	291,683,926	53,062,777	22,981,438	26,645,135
Expenses
Investment Management Fees	16,954,644	1,768,895	838,359	879,840
Accounting Fees	171,881	40,807	19,463	21,792
Custodian Fees	397,812	156,857	110,074	46,220
Shareholders' Reports	12,241	8,771	9,561	8,423
Trustees' Fees and Expenses	70,427	15,059	7,093	7,693
CCO Fees	4,858	1,008	476	501
Professional Fees	87,927	18,064	8,527	9,353
Other	94,238	21,745	10,373	11,573
Total Expenses	17,794,028	2,031,206	1,003,926	985,395
Net Expenses	17,794,028	2,031,206	1,003,926	985,395
Net Investment Income (Loss)	273,889,898	51,031,571	21,977,512	25,659,740
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	213,482,367	128,969,734	46,757,529	(19,966,096)
Affiliated Investment Companies Shares Sold	(87,888)	(13,981)	(1,645)	(2,988)
Futures	610,613	(13,451)	—	9,502
Foreign Currency Transactions	(1,466,460)	(1,548,254)	(100,699)	197,929
In-Kind Redemptions	145,898,546	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,403,668,317	366,452,081	44,417,730	105,313,935
Affiliated Investment Companies Shares	—	—	(4,181)	(2,095)
Futures	12,380,461	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,257,693	2,026,443	(116,638)	295,772
Net Realized and Unrealized Gain (Loss)	2,778,743,649	495,872,572	90,952,096	85,845,959
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,052,633,547	$546,904,143	$112,929,608	$111,505,699
See accompanying Notes to Financial Statements.
275

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9,581,368, $3,327,578, $8,211,272 and $4,869,142, respectively)	$61,614,353	$16,837,762	$59,673,171	$29,972,864
Dividend Income from Affiliates	8,606,946	3,383,427	2,508,455	1,181,250
Income from Securities Lending, Net	2,883,213	479,968	3,779,995	12,105,908
Total Investment Income	73,104,512	20,701,157	65,961,621	43,260,022
Expenses
Investment Management Fees	3,081,386	1,066,086	3,510,306	3,820,995
Accounting Fees	70,821	18,714	70,426	50,129
Custodian Fees	246,551	27,052	1,114,774	960,164
Shareholders' Reports	10,511	8,381	10,404	10,146
Trustees' Fees and Expenses	26,551	8,363	28,609	17,121
CCO Fees	1,764	610	1,996	1,085
Professional Fees	40,406	9,851	66,238	72,438
Other	38,972	10,798	37,839	36,869
Total Expenses	3,516,962	1,149,855	4,840,592	4,968,947
Net Expenses	3,516,962	1,149,855	4,840,592	4,968,947
Net Investment Income (Loss)	69,587,550	19,551,302	61,121,029	38,291,075
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	62,065,044	148,198,704	(46,259,122)[1]	114,658,370 [1]
Affiliated Investment Companies Shares Sold	(15,178)	(9,037)	(17,462)	(6,407)
Futures	—	(593,409)	3,279,190	1,704,809
Foreign Currency Transactions	633,631	(9,436)	(326,682)	(552,966)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	428,543,174	308,063,634	1,248,618,778 [2]	206,090,869 [2]
Affiliated Investment Companies Shares	(81,831)	(25,393)	—	(3,475)
Futures	—	—	711,900	(690,689)
Translation of Foreign Currency-Denominated Amounts	1,046,428	1,309	50,239	119,516
Net Realized and Unrealized Gain (Loss)	492,191,268	455,626,372	1,206,056,841	321,320,027
Net Increase (Decrease) in Net Assets Resulting from Operations	$561,778,818	$475,177,674	$1,267,177,870	$359,611,102
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$1,471,195	$5,499,396
[2]Including foreign capital gain taxes of:	$—	$—	$9,372,714	$12,384,835
See accompanying Notes to Financial Statements.
276

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
	The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$273,889,898	$515,677,020	$51,031,571	$87,538,684
Net Realized Gain (Loss) on:
Investment Securities Sold	213,482,367	35,125,577	128,969,734	21,500,202
Affiliated Investment Companies Shares Sold	(87,888)	8,950	(13,981)	(2,363)
Futures	610,613	15,033,725	(13,451)	155,421
Foreign Currency Transactions	(1,466,460)	1,630,634	(1,548,254)	317,313
In-Kind Redemptions	145,898,546	138,875,860	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,403,668,317	3,179,347,274	366,452,081	614,204,568
Affiliated Investment Companies Shares	—	(6,153)	—	(1,722)
Futures	12,380,461	3,894,966	—	89,984
Translation of Foreign Currency-Denominated Amounts	4,257,693	3,717,347	2,026,443	671,412
Net Increase (Decrease) in Net Assets Resulting from Operations	3,052,633,547	3,893,305,200	546,904,143	724,473,000
Transactions in Interest:
Contributions	683,064,946	861,189,844	77,516,601	33,374,166
Withdrawals	(950,288,087)	(1,593,308,395)	(210,214,559)	(400,799,403)
Net Increase (Decrease) from Transactions in Interest	(267,223,141)	(732,118,551)	(132,697,958)	(367,425,237)
Total Increase (Decrease) in Net Assets	2,785,410,406	3,161,186,649	414,206,185	357,046,000
Net Assets
Beginning of Period	15,630,821,356	12,469,634,707	3,328,068,383	2,971,020,121
End of Period	$18,416,231,762	$15,630,821,356	$3,742,274,568	$3,328,068,383
See accompanying Notes to Financial Statements.
277

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
	The Asia Pacific Small Company Series		The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,977,512	$54,342,842	$25,659,740	$65,163,697
Net Realized Gain (Loss) on:
Investment Securities Sold	46,757,529	(76,662,967)	(19,966,096)	(1,827,485)
Affiliated Investment Companies Shares Sold	(1,645)	2,259	(2,988)	930
Futures	—	(77,503)	9,502	(102,012)
Foreign Currency Transactions	(100,699)	(237,526)	197,929	(112,257)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	44,417,730	347,914,459	105,313,935	124,561,889
Affiliated Investment Companies Shares	(4,181)	(330)	(2,095)	(107)
Futures	—	29,541	—	36,554
Translation of Foreign Currency-Denominated Amounts	(116,638)	3,744	295,772	(19,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,929,608	325,314,519	111,505,699	187,701,521
Transactions in Interest:
Contributions	7,792,614	20,179,032	1,043,561	177,505,882
Withdrawals	(6,203,572)	(91,175,245)	(82,163,417)	(183,898,362)
Net Increase (Decrease) from Transactions in Interest	1,589,042	(70,996,213)	(81,119,856)	(6,392,480)
Total Increase (Decrease) in Net Assets	114,518,650	254,318,306	30,385,843	181,309,041
Net Assets
Beginning of Period	1,628,105,933	1,373,787,627	1,734,535,281	1,553,226,240
End of Period	$1,742,624,583	$1,628,105,933	$1,764,921,124	$1,734,535,281
See accompanying Notes to Financial Statements.
278

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
	The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$69,587,550	$166,963,037	$19,551,302	$34,691,984
Net Realized Gain (Loss) on:
Investment Securities Sold	62,065,044	(64,119,618)	148,198,704	78,608,737
Affiliated Investment Companies Shares Sold	(15,178)	30,983	(9,037)	10,002
Futures	—	(2,144,348)	(593,409)	171,838
Foreign Currency Transactions	633,631	1,202,580	(9,436)	(129,793)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	428,543,174	1,123,808,415	308,063,634	468,226,191
Affiliated Investment Companies Shares	(81,831)	(4,273)	(25,393)	2,260
Translation of Foreign Currency-Denominated Amounts	1,046,428	2,701,156	1,309	20,038
Net Increase (Decrease) in Net Assets Resulting from Operations	561,778,818	1,228,437,932	475,177,674	581,601,257
Transactions in Interest:
Contributions	182,994,168	160,395,900	1,273,421	98,331,133
Withdrawals	(8,197,024)	(1,262,628,315)	(45,387,856)	(160,001,031)
Net Increase (Decrease) from Transactions in Interest	174,797,144	(1,102,232,415)	(44,114,435)	(61,669,898)
Total Increase (Decrease) in Net Assets	736,575,962	126,205,517	431,063,239	519,931,359
Net Assets
Beginning of Period	5,878,979,549	5,752,774,032	1,906,691,882	1,386,760,523
End of Period	$6,615,555,511	$5,878,979,549	$2,337,755,121	$1,906,691,882
See accompanying Notes to Financial Statements.
279

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$61,121,029	$144,453,467	$38,291,075	$106,046,597
Net Realized Gain (Loss) on:
Investment Securities Sold	(46,259,122)	34,905,923	114,658,370	(178,851,285)
Affiliated Investment Companies Shares Sold	(17,462)	13,613	(6,407)	4,058
Futures	3,279,190	6,380,340	1,704,809	3,600,245
Foreign Currency Transactions	(326,682)	(460,222)	(552,966)	(630,288)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,248,618,778	1,242,072,551	206,090,869	632,191,107
Affiliated Investment Companies Shares	—	(596)	(3,475)	(203)
Futures	711,900	1,043,913	(690,689)	936,272
Translation of Foreign Currency-Denominated Amounts	50,239	264,354	119,516	184,375
Net Increase (Decrease) in Net Assets Resulting from Operations	1,267,177,870	1,428,673,343	359,611,102	563,480,878
Transactions in Interest:
Contributions	563,457,347	256,134,345	27,509,427	37,925,645
Withdrawals	(236,155,289)	(581,429,310)	(413,268,438)	(504,036,701)
Net Increase (Decrease) from Transactions in Interest	327,302,058	(325,294,965)	(385,759,011)	(466,111,056)
Total Increase (Decrease) in Net Assets	1,594,479,928	1,103,378,378	(26,147,909)	97,369,822
Net Assets
Beginning of Period	6,438,602,811	5,335,224,433	3,924,157,217	3,826,787,395
End of Period	$8,033,082,739	$6,438,602,811	$3,898,009,308	$3,924,157,217
See accompanying Notes to Financial Statements.
280

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS
	The DFA International Value Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	19.82%(B)	32.09%	21.98%	17.00%	(13.82%)	51.09%
Net Assets, End of Period (thousands)	$18,416,232	$15,630,821	$12,469,635	$11,441,773	$10,527,133	$12,297,493
Ratio of Expenses to Average Net Assets	0.21%(D)	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%(D)	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.23%(D)	3.75%	3.83%	4.34%	4.36%	3.50%
Portfolio Turnover Rate	3%(B)	13%	13%	13%	15%	9%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
281

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS
	The Japanese Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	16.80%(B)	26.70%	15.91%	18.71%	(23.60%)	13.08%
Net Assets, End of Period (thousands)	$3,742,275	$3,328,068	$2,971,020	$2,821,173	$2,520,343	$3,416,144
Ratio of Expenses to Average Net Assets	0.11%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.88%(D)	2.86%	2.64%	2.63%	2.56%	2.11%
Portfolio Turnover Rate	12%(B)	14%	14%	9%	11%	11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
282

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS
	The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	6.95%(B)	25.20%	22.46%	0.60%	(26.65%)	38.31%
Net Assets, End of Period (thousands)	$1,742,625	$1,628,106	$1,373,788	$1,202,141	$1,194,021	$1,822,967
Ratio of Expenses to Average Net Assets	0.12%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.62%(D)	3.93%	3.73%	4.37%	4.23%	3.42%
Portfolio Turnover Rate	13%(B)	21%	23%	17%	19%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
283

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS
	The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	6.28%(B)	13.63%	32.13%	9.20%	(33.34%)	51.93%
Net Assets, End of Period (thousands)	$1,764,921	$1,734,535	$1,553,226	$1,251,913	$1,167,847	$1,897,276
Ratio of Expenses to Average Net Assets	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.92%(D)	4.17%	3.70%	3.88%	4.07%	2.27%
Portfolio Turnover Rate	7%(B)	19%	20%	9%	14%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
284

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS
	The Continental Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	9.49%(B)	26.40%	24.06%	11.76%	(29.07%)	51.24%
Net Assets, End of Period (thousands)	$6,615,556	$5,878,980	$5,752,774	$4,641,713	$4,346,563	$6,539,105
Ratio of Expenses to Average Net Assets	0.11%(D)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.26%(D)	3.06%	3.10%	3.14%	2.85%	2.11%
Portfolio Turnover Rate	10%(B)	10%	16%	11%	11%	17%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
285

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS
	The Canadian Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	25.33%(B)	44.52%	28.42%	3.53%	(12.52%)	59.72%
Net Assets, End of Period (thousands)	$2,337,755	$1,906,692	$1,386,761	$1,177,399	$1,215,060	$1,451,408
Ratio of Expenses to Average Net Assets	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.83%(D)	2.36%	2.52%	2.47%	3.00%	1.90%
Portfolio Turnover Rate	13%(B)	17%	18%	17%	15%	27%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
286

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS
	The Emerging Markets Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	18.97%(B)	28.06%	23.68%	13.27%	(25.79%)	22.22%
Net Assets, End of Period (thousands)	$8,033,083	$6,438,603	$5,335,224	$4,378,995	$3,992,428	$6,309,330
Ratio of Expenses to Average Net Assets	0.14%(D)	0.15%	0.15%	0.14%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%(D)	0.15%	0.15%	0.15%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.74%(D)	2.61%	2.74%	3.32%	3.26%	2.42%
Portfolio Turnover Rate	6%(B)	10%	15%	14%	10%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
287

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS
	The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	9.91%(B)	16.78%	20.85%	15.47%	(22.31%)	36.03%
Net Assets, End of Period (thousands)	$3,898,009	$3,924,157	$3,826,787	$3,814,439	$3,520,919	$5,128,719
Ratio of Expenses to Average Net Assets	0.26%(D)	0.26%	0.27%	0.25%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.26%(D)	0.26%	0.27%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.00%(D)	2.90%	2.69%	2.93%	2.91%	2.47%
Portfolio Turnover Rate	5%(B)	11%	13%	19%	12%	16%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
288

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational series, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational series are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When
289

fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts,  do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core
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Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method.
The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
5. Other: Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Series. For the six months ended April 30, 2026, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

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Fees Paid to Officers and Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2026, the total related amounts paid by the Trust to the CCO were $26,162.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
The DFA International Value Series	$202,518
The Japanese Small Company Series	50,648
The Asia Pacific Small Company Series	23,417
The United Kingdom Small Company Series	30,583
The Continental Small Company Series	53,571
The Canadian Small Company Series	14,530
The Emerging Markets Series	81,813
The Emerging Markets Small Cap Series	67,343

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
The DFA International Value Series	$616,443,588	$486,070,313
The Japanese Small Company Series	418,533,179	514,018,544
The Asia Pacific Small Company Series	255,438,511	221,413,985
The United Kingdom Small Company Series	131,660,262	163,958,635
The Continental Small Company Series	816,795,573	591,794,990
The Canadian Small Company Series	315,647,197	289,754,806
The Emerging Markets Series	782,856,954	418,310,358
The Emerging Markets Small Cap Series	199,279,708	542,272,877
There were no purchases or sales of long-term U.S. government securities.
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
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The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$233,994,358	$2,366,789,673	$2,243,027,476	$(87,888)	—	$357,668,667	30,926,819	$7,912,449	—
Total	$233,994,358	$2,366,789,673	$2,243,027,476	$(87,888)	—	$357,668,667		$7,912,449	—
The Japanese Small Company Series
The DFA Short Term Investment Fund	$40,458,089	$195,996,601	$195,491,729	$(13,981)	—	$40,948,980	3,540,768	$1,030,352	—
Total	$40,458,089	$195,996,601	$195,491,729	$(13,981)	—	$40,948,980		$1,030,352	—
The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$30,607,431	$52,575,061	$50,787,413	$(1,645)	$(4,181)	$32,389,253	2,800,627	$544,921	—
Total	$30,607,431	$52,575,061	$50,787,413	$(1,645)	$(4,181)	$32,389,253		$544,921	—
The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$23,766,763	$96,064,207	$83,745,528	$(2,988)	$(2,095)	$36,080,359	3,119,789	$580,771	—
Total	$23,766,763	$96,064,207	$83,745,528	$(2,988)	$(2,095)	$36,080,359		$580,771	—
The Continental Small Company Series
The DFA Short Term Investment Fund	$295,722,017	$658,298,480	$371,561,910	$(15,178)	$(81,831)	$582,361,578	50,355,519	$8,606,946	—
Total	$295,722,017	$658,298,480	$371,561,910	$(15,178)	$(81,831)	$582,361,578		$8,606,946	—
The Canadian Small Company Series
The DFA Short Term Investment Fund	$170,733,348	$363,141,713	$328,933,501	$(9,037)	$(25,393)	$204,907,130	17,717,867	$3,383,427	—
Total	$170,733,348	$363,141,713	$328,933,501	$(9,037)	$(25,393)	$204,907,130		$3,383,427	—
The Emerging Markets Series
The DFA Short Term Investment Fund	$73,764,784	$667,999,879	$606,777,680	$(17,462)	—	$134,969,521	11,670,516	$2,508,455	—
Total	$73,764,784	$667,999,879	$606,777,680	$(17,462)	—	$134,969,521		$2,508,455	—
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	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$69,919,235	$104,918,687	$116,165,948	$(6,407)	$(3,475)	$58,662,092	5,072,381	$1,181,250	—
Total	$69,919,235	$104,918,687	$116,165,948	$(6,407)	$(3,475)	$58,662,092		$1,181,250	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners. Accordingly, as a pass-through entity, the Series pays no income dividends or capital gain distributions.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,275,342,889	$8,537,846,724	$(105,732,892)	$8,432,113,832
The Japanese Small Company Series	2,398,292,303	1,487,874,275	(27,432,116)	1,460,442,159
The Asia Pacific Small Company Series	1,437,110,887	527,013,588	(146,740,573)	380,273,015
The United Kingdom Small Company Series	1,360,927,190	582,019,837	(134,000,183)	448,019,654
The Continental Small Company Series	4,568,259,589	2,839,335,321	(224,121,256)	2,615,214,065
The Canadian Small Company Series	1,491,690,661	1,131,052,436	(47,571,449)	1,083,480,987
The Emerging Markets Series	3,365,891,651	4,982,004,095	(57,863,754)	4,924,140,341
The Emerging Markets Small Cap Series	2,264,532,088	2,018,788,723	(122,412,483)	1,896,376,240
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Series recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
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G. Financial Instruments:
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom's (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series' investments.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Series.
2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
The DFA International Value Series	$172,749,591
The Emerging Markets Series	55,779,060
The Emerging Markets Small Cap Series	31,034,763
*	Average Notional Value of futures contracts.
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The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1)
The DFA International Value Series	$15,437,148	$15,437,148
The Emerging Markets Series	2,198,439	2,198,439
The Emerging Markets Small Cap Series	302,260	302,260

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$610,613	$610,613
The Japanese Small Company Series	(13,451)	(13,451)
The United Kingdom Small Company Series	9,502	9,502
The Canadian Small Company Series	(593,409)	(593,409)
The Emerging Markets Series	3,279,190	3,279,190
The Emerging Markets Small Cap Series	1,704,809	1,704,809
(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$12,380,461	$12,380,461
The Emerging Markets Series	711,900	711,900
The Emerging Markets Small Cap Series	(690,689)	(690,689)
(1)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
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The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the following Series under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
The Emerging Markets Small Cap Series	4.39%	$11,070,933	6	$8,100	$18,767,000	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that the Series' available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the six months ended April 30, 2026, activity by the Series under the interfund lending program was as follows:
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2026
The Emerging Markets Small Cap Series	Borrower	4.02%	$24,925,800	1	$2,783	$24,925,800	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026 that the Series utilized the interfund lending program.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Series pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board.
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For the six months ended April 30, 2026, cross trades by the Series under Rule 17a-7 were as follows:
Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$104,320,411	$45,217,058	$7,587,310
The Japanese Small Company Series	68,304,815	91,088,129	6,507,154
The Asia Pacific Small Company Series	42,866,597	77,339,619	14,794,638
The United Kingdom Small Company Series	23,580,318	65,503,078	(21,603,965)
The Continental Small Company Series	98,087,609	127,778,570	(38,860,032)
The Canadian Small Company Series	34,061,815	78,933,654	19,255,159
The Emerging Markets Series	916,880	4,676,831	(2,621,975)
The Emerging Markets Small Cap Series	182,206	1,453,431	111,798
J. Securities Lending:
As of April 30, 2026, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
The DFA International Value Series	$136,999,939
The Japanese Small Company Series	345,519,719
The Asia Pacific Small Company Series	250,462,664
The United Kingdom Small Company Series	8,690,442
The Continental Small Company Series	71,451,601
The Canadian Small Company Series	40,540,769
The Emerging Markets Series	325,885,927
The Emerging Markets Small Cap Series	604,534,123

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for
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securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the six months ended April 30, 2026, the realized net gains (losses) on in-kind redemptions as follows:
The DFA International Value Series	$145,898,546

M. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Trust's Co-Chief Executive Officers and the Chief Financial Officer act as the Series' chief operating decision maker ("CODM"). The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole. The Series’ long-term strategic asset allocation is executed by its portfolio management team and guided by the Series’ investment objective and principal investment strategies, as described in the Series’ registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series' and the Trust's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
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P. ReFlow Redemption Service:
The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Series and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ registration statement. If the Series is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Series, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Series' financial statements. Purchases and redemptions of the feeder portfolio's shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.
The Series did not use the ReFlow liquidity program during the six-months ended April 30, 2026.
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (2.8%)
	Allied Tecnologia SA	55,700	$70,303
	Anima Holding SA	1,075,300	862,099
	Azzas 2154 SA	87,296	381,142
	Banco Bradesco SA (BBDC3 BZ)	1,074,868	3,629,345
	Banco do Brasil SA	4,283,373	19,211,946
	Banco Santander Brasil SA	1,246,257	7,308,717
	Bemobi Mobile Tech SA	63,055	333,624
*	Blau Farmaceutica SA	76,180	154,305
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	166,115	623,963
*	Brava Energia	380,216	1,468,867
	C&A Modas SA	542,649	1,240,516
	Camil Alimentos SA	47,000	60,271
*	Cia Brasileira de Aluminio	609,911	1,304,366
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,157,837	2,714,836
#*	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	343,097	442,595
	Cogna Educacao SA	9,120,142	5,120,157
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	862,551	4,091,709
Ω	Desktop SA	74,900	278,315
	Dexco SA	1,632,849	1,717,990
*	Diagnosticos da America SA	84,228	57,492
	Empreendimentos Pague Menos SA PGMN3 BZ	997,161	1,119,636
	Even Construtora e Incorporadora SA	640,756	806,153
	Gerdau SA, Sponsored ADR	3,151,331	14,401,582
	Grendene SA	242,131	214,171
	Grupo SBF SA	284,087	632,222
	Guararapes Confeccoes SA	378,200	732,448
		Shares	Value»
BRAZIL — (Continued)
	Hypera SA HYPE3 BZ	288,579	$1,312,994
	Iochpe Maxion SA	197,254	376,439
*	IRB-Brasil Resseguros SA	268,902	2,905,254
*	JBS NV, BDR	292,447	4,675,089
	JHSF Participacoes SA	1,503,305	3,810,024
	JSL SA	188,570	268,853
	Lavvi Empreendimentos Imobiliarios SA	126,108	332,346
*	Lojas Quero-Quero SA	90,500	32,897
	Lojas Renner SA	1,026,938	2,820,461
Ω	LWSA SA	222,900	170,603
	M Dias Branco SA	103,014	488,463
	Magazine Luiza SA	634,033	1,053,777
	Melnick Even Desenvolvimento Imobiliario SA	15,500	10,549
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	15,933	11,905
	Moura Dubeux Engenharia SA	226,168	1,378,895
	Movida Participacoes SA MOVI3 BZ	328,153	804,511
*	Movida Participacoes SA MOVI9 BZ	57,745	140,870
*	Oceanpact Servicos Maritimos SA	3,700	7,719
	Petroleo Brasileiro SA - Petrobras	10,192,349	112,651,412
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	1,849,041	40,734,373
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	2,874,100	57,137,108
	Petroreconcavo SA	382,500	1,001,090
	Positivo Tecnologia SA	50,600	42,918
*	PRIO SA	182,900	2,452,924
	Qualicorp Consultoria e Corretora de Seguros SA	925,216	334,451
301

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Romi SA	216,923	$300,077
	Sao Martinho SA	176,538	576,481
Ω	Ser Educacional SA	177,761	456,267
	Simpar SA SIMH3 BZ	84,409	187,848
*	Simpar SA SIMH9 BZ	35,190	78,314
	Trisul SA	423,391	416,397
	Ultrapar Participacoes SA (UGPA3 BZ)	67,827	410,101
	Vale SA (VALE US), Sponsored ADR	639,337	10,459,553
	Vale SA (VALE3 BZ)	4,161,137	68,217,847
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	196,870	784,411
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	232,700	186,092
	Vibra Energia SA	2,258,839	15,190,302
	YDUQS Participacoes SA	717,203	1,428,091
TOTAL BRAZIL			402,626,476
CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	2,597,654
	Besalco SA	530,992	744,726
	BICECORP SA	2,846,826	1,275,015
	Camanchaca SA	1,334,309	125,630
*	CAP SA	558,310	4,352,635
	Cencosud SA	2,573,220	6,505,902
	Cia Sud Americana de Vapores SA	46,849,671	2,655,375
	Cristalerias de Chile SA	264,624	673,463
	Empresa Nacional de Telecomunicaciones SA	714,381	2,826,370
	Empresas CMPC SA	4,198,444	5,207,636
	Empresas Copec SA	1,491,993	10,451,131
*	Empresas Hites SA	3,049,468	453,958
	Enel Americas SA (ENELAM CI)	20,797,620	1,941,521
	Falabella SA	1,568,863	9,502,343
	Inversiones Aguas Metropolitanas SA	2,219,249	2,417,026
*	Masisa SA	8,850,036	132,779
	PAZ Corp. SA	1,562,812	1,429,094
	Ripley Corp. SA	647,087	273,632
	Salfacorp SA	2,712,464	4,213,949
		Shares	Value»
CHILE — (Continued)
	Sigdo Koppers SA	187,924	$355,043
	SMU SA	3,058,733	463,632
	Sociedad Matriz SAAM SA	44,103,821	7,205,145
*	Socovesa SA	3,559,512	475,097
	SONDA SA	276,164	89,063
	Vina Concha y Toro SA	279,659	274,745
TOTAL CHILE			66,642,564
CHINA — (24.2%)
	360 Security Technology, Inc., Class A	528,533	867,904
#	361 Degrees International Ltd.	4,912,000	3,413,880
	5I5J Holding Group Co. Ltd., Class A	691,300	300,854
	AAC Technologies Holdings, Inc.	2,490,500	11,534,466
*	ADAMA Ltd., Class A	139,000	139,061
*	Addsino Co. Ltd., Class A	85,900	309,016
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	742,639
	AECC Aviation Power Co. Ltd., Class A	165,007	1,119,920
	Agricultural Bank of China Ltd., Class H	84,233,000	65,710,021
	Ajisen China Holdings Ltd.	2,433,000	308,101
Ω	AK Medical Holdings Ltd.	222,000	179,399
	Alibaba Group Holding Ltd. (9988 HK)	20,826,701	343,245,036
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	217,044	28,623,763
	Allmed Medical Products Co. Ltd., Class A	111,200	224,635
	Amrita Global Development Ltd.	744,000	56,993
	Andon Health Co. Ltd., Class A	55,200	595,651
	Anhui Construction Engineering Group Co. Ltd., Class A	508,900	401,753
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	567,177
302

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Gujing Distillery Co. Ltd., Class A	3,000	$47,113
	Anhui Heli Co. Ltd., Class A	203,527	538,402
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	606,959
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	99,851	284,356
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	87,000	80,875
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	717,218
	Anhui Jinhe Industrial Co. Ltd., Class A	32,900	112,566
	Anhui Kouzi Distillery Co. Ltd., Class A	139,600	488,338
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	81,000	87,094
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	111,080	125,631
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	312,200	520,362
	Anhui Xinhua Media Co. Ltd., Class A	304,900	269,610
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	407,804	1,046,081
	Anjoy Foods Group Co. Ltd., Class A	60,399	969,644
	Anton Oilfield Services Group	12,688,000	1,704,367
	Aotecar New Energy Technology Group Co. Ltd., Class A	689,700	293,199
	APT Satellite Holdings Ltd.	300,000	147,281
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	103,577	823,246
		Shares	Value»
CHINA — (Continued)
*	Asia Cement China Holdings Corp.	1,722,500	$463,822
#Ω	AsiaInfo Technologies Ltd.	478,800	344,422
	Asymchem Laboratories Tianjin Co. Ltd., Class A	78,900	1,458,638
	Autobio Diagnostics Co. Ltd., Class A	6,700	32,869
	Autohome, Inc., ADR	27,394	510,350
	AviChina Industry & Technology Co. Ltd., Class H	11,376,000	5,011,498
*	BAIC Foton Motor Co. Ltd., Class A	1,943,402	1,006,251
*Ω	BAIC Motor Corp. Ltd., Class H	4,885,500	871,344
*	Baidu, Inc. (9888 HK), Class A	100,000	1,579,100
#*	Baidu, Inc. (BIDU US), Sponsored ADR	624,224	78,983,063
#*Ω	Bairong, Inc.	620,000	556,938
	Baiyin Nonferrous Group Co. Ltd., Class A	1,350,400	1,514,041
	Bank of Beijing Co. Ltd., Class A	4,463,822	3,459,420
	Bank of Changsha Co. Ltd., Class A	1,111,100	1,622,386
	Bank of Chengdu Co. Ltd., Class A	1,372,128	3,847,711
	Bank of China Ltd., Class H	212,746,817	138,149,186
	Bank of Chongqing Co. Ltd., Class H	2,931,500	3,117,229
	Bank of Communications Co. Ltd., Class H	27,249,574	24,924,779
	Bank of Guiyang Co. Ltd., Class A	881,151	775,941
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	4,717,906
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	8,627,310
	Bank of Nanjing Co. Ltd., Class A	3,096,531	5,323,887
	Bank of Ningbo Co. Ltd., Class A	1,706,181	8,291,504
Ω	Bank of Qingdao Co. Ltd., Class H	162,500	106,928
	Bank of Shanghai Co. Ltd., Class A	3,446,447	4,728,545
303

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Suzhou Co. Ltd., Class A	1,125,708	$1,403,530
	Bank of Xi'an Co. Ltd., Class A	705,600	381,260
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,720,591
	Baoye Group Co. Ltd., Class H	1,035,120	523,889
	BBMG Corp., Class H	3,901,000	379,434
	Befar Group Co. Ltd., Class A	628,200	492,974
	Beibuwan Port Co. Ltd., Class A	443,467	751,400
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	2,234,279	1,001,485
*	Beijing Capital International Airport Co. Ltd., Class H	646,000	157,130
	Beijing Changjiu Logistics Corp., Class A	78,283	76,870
	Beijing Dabeinong Technology Group Co. Ltd., Class A	1,229,000	700,313
	Beijing Easpring Material Technology Co. Ltd., Class A	78,921	738,291
	Beijing Enterprises Holdings Ltd.	1,978,500	7,835,763
	Beijing Enterprises Water Group Ltd.	14,752,000	5,211,975
	Beijing Fengjing Automotive Parts Co. Ltd.	285,500	164,802
	Beijing Gehua CATV Network Co. Ltd., Class A	429,900	504,125
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	486,128	1,040,314
	Beijing Haohua Energy Resource Co. Ltd., Class A	376,064	643,835
	Beijing Jetsen Technology Co. Ltd., Class A	782,200	643,278
	Beijing New Building Materials PLC, Class A	358,310	1,361,882
		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co. Ltd., Class A	131,363	$75,553
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	68,500	143,016
	Beijing Sanyuan Foods Co. Ltd., Class A	358,600	320,048
	Beijing Shougang Co. Ltd., Class A	1,336,666	894,564
	Beijing Shunxin Agriculture Co. Ltd., Class A	144,922	269,790
	Beijing Sinnet Technology Co. Ltd., Class A	434,928	1,020,336
	Beijing SL Pharmaceutical Co. Ltd., Class A	228,200	217,825
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	148,735	81,499
	Beijing Strong Biotechnologies, Inc., Class A	130,700	243,044
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	297,000	279,667
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	74,595
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	1,083,394
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	107,402	190,741
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,614,356	4,747,504
	Best Pacific International Holdings Ltd.	396,000	148,133
*	BGI Genomics Co. Ltd., Class A	15,100	88,530
	Biem.L.Fdlkk Garment Co. Ltd., Class A	95,200	282,573
304

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Black Peony Group Co. Ltd., Class A	123,400	$200,392
*	Blue Sail Medical Co. Ltd., Class A	264,800	288,237
	Bluestar Adisseo Co., Class A	234,900	457,421
Ω	BOC Aviation Ltd.	578,800	5,943,313
*	BOE HC SemiTek Corp.	253,700	451,347
	BOE Technology Group Co. Ltd., Class A	9,480,826	5,680,398
	BOE Varitronix Ltd.	776,000	424,137
*	Bohai Leasing Co. Ltd., Class A	2,050,400	1,409,611
*	Bomin Electronics Co. Ltd., Class A	73,400	167,493
	Brilliance China Automotive Holdings Ltd.	16,650,000	5,810,277
	Bros Eastern Co. Ltd., Class A	361,300	491,795
*	B-Soft Co. Ltd., Class A	298,340	193,274
	BTG Hotels Group Co. Ltd., Class A	312,913	717,219
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	154,900	351,824
	BXN Holding Co. Ltd., Class A	78,600	47,955
#	BYD Electronic International Co. Ltd.	833,500	2,848,363
	By-health Co. Ltd., Class A	387,000	596,219
*	C C Land Holdings Ltd.	11,379,429	1,744,138
#	C&D International Investment Group Ltd.	2,432,261	4,626,589
	C&S Paper Co. Ltd., Class A	375,800	470,043
	Caitong Securities Co. Ltd., Class A	881,110	1,069,643
*Ω	CALB Group Co. Ltd., Class H	29,800	135,728
	Camel Group Co. Ltd., Class A	362,820	529,882
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	540,301	446,828
		Shares	Value»
CHINA — (Continued)
	Canmax Technologies Co. Ltd., Class A	43,516	$706,850
	Canny Elevator Co. Ltd., Class A	197,400	178,301
	CCCC Design & Consulting Group Co. Ltd., Class A	160,400	156,644
	CCS Supply Chain Management Co. Ltd., Class A	229,000	97,776
	CECEP Solar Energy Co. Ltd., Class A	1,130,800	827,574
	CECEP Wind-Power Corp., Class A	1,871,870	1,170,576
	Central China Land Media Co. Ltd., Class A	402,900	792,845
*††	Central China Management Co. Ltd.	7,334,350	77,576
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,177,602
*	CGN Nuclear Technology Development Co. Ltd., Class A	100,400	115,092
	Changchun Faway Automobile Components Co. Ltd., Class A	207,620	286,550
	Changchun High-Tech Industry Group Co. Ltd., Class A	74,000	923,419
	Changhong Meiling Co. Ltd., Class A	49,300	40,937
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	474,800	289,035
	Changjiang Publishing & Media Co. Ltd., Class A	275,200	347,202
	Changjiang Securities Co. Ltd., Class A	1,076,490	1,266,117
	Chaowei Power Holdings Ltd.	1,282,000	357,549
Ω	Cheerwin Group Ltd.	533,500	169,584
	Cheng De Lolo Co. Ltd., Class A	233,200	304,216
	Chengdu B-Ray Media Co. Ltd., Class A	337,800	254,321
305

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	108,800	$193,612
	Chengdu Hongqi Chain Co. Ltd., Class A	289,310	220,483
	Chengdu Wintrue Holding Co. Ltd., Class A	373,000	842,543
	Chenguang Biotech Group Co. Ltd., Class A	60,100	101,686
	Chengzhi Co. Ltd., Class A	345,111	637,361
	Chervon Holdings Ltd.	278,900	579,931
*	China Aerospace International Holdings Ltd.	1,164,000	68,216
	China Aircraft Leasing Group Holdings Ltd.	5,826	2,877
	China Animal Husbandry Industry Co. Ltd., Class A	255,800	282,306
	China Automotive Engineering Research Institute Co. Ltd., Class A	87,500	206,949
	China BlueChemical Ltd., Class H	7,524,878	2,596,812
*Ω	China Bohai Bank Co. Ltd., Class H	1,199,500	136,215
	China CAMC Engineering Co. Ltd., Class A	266,600	395,946
#	China Cinda Asset Management Co. Ltd., Class H	11,720,000	1,655,753
	China CITIC Bank Corp. Ltd., Class H	26,394,112	27,679,496
	China Coal Energy Co. Ltd., Class H	9,999,000	18,706,502
	China Coal Xinji Energy Co. Ltd., Class A	615,300	807,336
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp. Ltd., Class H	9,655,071	$5,311,273
*	China Conch Environment Protection Holdings Ltd.	1,205,000	73,457
	China Conch Venture Holdings Ltd.	1,892,000	2,933,636
	China Construction Bank Corp., Class H	292,777,101	330,486,530
	China CYTS Tours Holding Co. Ltd., Class A	193,700	256,036
	China Design Group Co. Ltd., Class A	194,100	214,119
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,426,000	868,858
#††	China Dili Group	4,137,899	65,403
	China Electronics Huada Technology Co. Ltd.	350,000	49,824
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,398,000	728,476
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	2,694,330
	China Everbright Bank Co. Ltd., Class H	8,476,000	3,359,670
#Ω	China Feihe Ltd.	6,855,000	3,058,608
	China Film Group Co. Ltd., Class A	49,100	99,332
	China Foods Ltd.	2,876,000	1,364,633
	China Galaxy Securities Co. Ltd., Class H	5,073,000	5,409,294
#	China Gas Holdings Ltd.	4,404,931	4,086,020
	China Great Wall Securities Co. Ltd., Class A	259,500	338,983
	China Hainan Rubber Industry Group Co. Ltd., Class A	396,900	418,901
306

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Haisum Engineering Co. Ltd., Class A	59,700	$85,403
	China Hongqiao Group Ltd.	7,424,000	31,426,131
#††	China Huiyuan Juice Group Ltd.	4,182,433	187,215
#	China International Marine Containers Group Co. Ltd., Class H	4,168,220	5,740,536
	China Jinmao Holdings Group Ltd.	3,102,902	662,059
	China Jushi Co. Ltd., Class A	890,241	4,518,644
	China Kepei Education Group Ltd.	1,100,000	150,863
	China Lesso Group Holdings Ltd.	3,731,000	2,219,163
	China Lilang Ltd.	1,326,000	649,917
#*Ω	China Literature Ltd.	1,224,800	3,873,803
*	China Longevity Group Co. Ltd.	1,152,649	1,472
#	China Medical System Holdings Ltd.	3,531,000	5,804,334
	China Meheco Group Co. Ltd., Class A	425,320	647,035
#	China Meidong Auto Holdings Ltd.	1,838,000	222,868
	China Mengniu Dairy Co. Ltd.	10,415,000	23,194,321
#	China Merchants Bank Co. Ltd., Class H	8,431,500	51,031,947
	China Merchants Energy Shipping Co. Ltd., Class A	1,427,000	3,664,078
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	507,200	698,435
	China Merchants Port Holdings Co. Ltd.	4,154,291	8,262,798
	China Merchants Property Operation & Service Co. Ltd., Class A	79,900	120,028
		Shares	Value»
CHINA — (Continued)
Ω	China Merchants Securities Co. Ltd., Class H	99,800	$175,758
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	12,305,900	5,615,830
#	China Modern Dairy Holdings Ltd.	4,413,000	742,329
	China National Accord Medicines Corp. Ltd., Class A	126,407	454,656
	China National Building Material Co. Ltd., Class H	10,015,888	6,526,835
	China National Chemical Engineering Co. Ltd., Class A	1,363,900	1,720,403
	China National Gold Group Gold Jewellery Co. Ltd., Class A	240,000	314,883
	China National Medicines Corp. Ltd., Class A	181,200	760,896
	China National Nuclear Power Co. Ltd., Class A	2,594,543	3,417,678
*Ω	China New Higher Education Group Ltd.	1,907,590	180,622
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	287,200	296,353
	China Nonferrous Mining Corp. Ltd.	1,662,000	2,889,725
*	China Oil & Gas Group Ltd.	14,820,000	327,616
	China Oilfield Services Ltd., Class H	6,418,000	7,749,294
#	China Overseas Grand Oceans Group Ltd.	5,185,742	1,885,679
	China Overseas Land & Investment Ltd.	749,500	1,287,397
	China Pacific Insurance Group Co. Ltd., Class H	6,214,200	27,127,260
307

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Petroleum & Chemical Corp., Class H	78,699,575	$46,494,905
	China Petroleum Engineering Corp., Class A	369,500	220,435
*††	China Properties Investment Holdings Ltd.	3,380,000	0
	China Publishing & Media Co. Ltd., Class A	490,200	421,958
	China Railway Group Ltd., Class H	10,187,000	4,938,466
	China Railway Hi-tech Industry Co. Ltd., Class A	553,800	633,014
	China Railway Materials Co. Ltd., Class A	1,195,200	492,229
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,703,000	2,653,670
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	273,302
	China Reinsurance Group Corp., Class H	8,258,000	1,302,165
	China Resources Beer Holdings Co. Ltd.	988,000	3,404,356
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	47,400	121,379
#	China Resources Building Materials Technology Holdings Ltd.	4,100,000	709,603
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	908,852
	China Resources Gas Group Ltd.	1,653,500	3,972,126
	China Resources Land Ltd.	11,585,000	48,674,737
#	China Resources Medical Holdings Co. Ltd.	2,461,500	898,511
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Pharmaceutical Group Ltd.	7,456,500	$5,005,300
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	293,300	1,113,285
#	China Risun Group Ltd.	1,965,000	763,707
*	China Ruyi Holdings Ltd.	1,492,000	279,069
#*	China Sanjiang Fine Chemicals Co. Ltd.	2,855,000	1,913,776
	China Shenhua Energy Co. Ltd., Class H	8,917,500	55,394,350
	China Shineway Pharmaceutical Group Ltd.	1,660,000	2,059,647
	China South Publishing & Media Group Co. Ltd., Class A	421,700	702,643
	China Starch Holdings Ltd.	10,090,000	245,274
	China State Construction Engineering Corp. Ltd., Class A	9,770,646	7,029,978
	China State Construction International Holdings Ltd.	738,000	857,167
#	China Sunshine Paper Holdings Co. Ltd.	2,083,000	296,754
	China Taiping Insurance Holdings Co. Ltd.	5,793,800	16,563,879
	China Tianying, Inc., Class A	760,400	728,500
Ω	China Tower Corp. Ltd., Class H	17,378,300	24,627,031
	China Traditional Chinese Medicine Holdings Co. Ltd.	5,548,000	1,202,062
	China TransInfo Technology Co. Ltd., Class A	320,882	422,546
#*	China Travel International Investment Hong Kong Ltd.	5,703,631	819,877
308

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Union Holdings Ltd., Class A	494,700	$405,241
	China Vered Financial Holding Corp. Ltd.	185,000	23,607
	China XD Electric Co. Ltd., Class A	334,100	832,132
	China XLX Fertiliser Ltd.	2,216,000	3,133,968
	China Yongda Automobiles Services Holdings Ltd.	3,465,000	451,643
#*Ω	China Youran Dairy Group Ltd.	3,708,000	1,824,167
	China Zhenhua Group Science & Technology Co. Ltd., Class A	111,500	698,160
	China Zheshang Bank Co. Ltd., Class H	4,591,800	1,430,562
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	143,171
	Chinasoft International Ltd.	5,424,000	2,406,162
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	270,408	329,001
	Chongqing Changan Automobile Co. Ltd., Class A	1,339,709	1,871,351
	Chongqing Department Store Co. Ltd., Class A	125,084	391,348
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	193,800	357,508
	Chongqing Gas Group Corp. Ltd., Class A	204,000	157,450
	Chongqing Machinery & Electric Co. Ltd., Class H	1,716,000	650,671
	Chongqing Port Co. Ltd., Class A	255,300	182,532
	Chongqing Road & Bridge Co. Ltd., Class A	188,200	164,290
		Shares	Value»
CHINA — (Continued)
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,151,000	$9,906,413
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	655,936
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	232,100	516,432
	Chow Tai Seng Jewellery Co. Ltd., Class A	253,200	491,523
	CIMC Enric Holdings Ltd.	2,746,000	3,685,641
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	368,546
	CITIC Ltd.	13,626,483	22,645,230
	CITIC Resources Holdings Ltd.	7,242,000	494,634
	CITIC Securities Co. Ltd., Class H	90,825	322,468
	City Development Environment Co. Ltd., Class A	180,900	373,955
	CMST Development Co. Ltd., Class A	655,800	507,034
	CNGR Advanced Material Co. Ltd., Class A	98,360	923,915
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,378,288
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	222,477	264,067
*	COFCO Biotechnology Co. Ltd., Class A	453,000	403,389
	COFCO Capital Holdings Co. Ltd., Class A	162,200	243,913
#*	COFCO Joycome Foods Ltd.	4,789,000	841,889
	COFCO Sugar Holding Co. Ltd., Class A	255,000	562,133
	Cofoe Medical Technology Co. Ltd., Class A	40,300	313,748
	Concord New Energy Group Ltd.	20,440,000	953,505
309

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Consun Pharmaceutical Group Ltd.	1,251,000	$2,592,261
	COSCO SHIPPING Development Co. Ltd., Class H	13,628,000	1,934,828
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,118,000	4,958,802
#	COSCO SHIPPING Holdings Co. Ltd., Class H	13,958,500	25,690,813
	COSCO SHIPPING International Hong Kong Co. Ltd.	2,552,000	2,080,425
#	COSCO SHIPPING Ports Ltd.	3,494,210	2,437,612
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	659,500	827,997
	CQ Pharmaceutical Holding Co. Ltd., Class A	374,900	318,832
	CRRC Corp. Ltd., Class H	3,275,000	2,180,027
	CSG Holding Co. Ltd., Class A	632,849	373,747
	CSPC Pharmaceutical Group Ltd.	8,142,000	8,871,330
#	CSSC Hong Kong Shipping Co. Ltd.	3,900,000	1,229,270
	CSSC Science & Technology Co. Ltd., Class A	217,600	436,682
	CTS International Logistics Corp. Ltd., Class A	559,470	457,050
	Dajin Heavy Industry Co. Ltd., Class A	32,300	398,862
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	623,513
*	Damai Entertainment Holdings Ltd.	9,460,000	708,098
	Daqin Railway Co. Ltd., Class A	2,839,361	2,190,457
	Dashang Co. Ltd., Class A	113,216	301,968
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	98,948
		Shares	Value»
CHINA — (Continued)
*	Dezhan Healthcare Co. Ltd., Class A	555,200	$296,453
	Dian Diagnostics Group Co. Ltd., Class A	45,000	127,961
	Dongfang Electric Corp. Ltd., Class H	452,000	2,264,217
	DongFeng Automobile Co. Ltd., Class A	132,900	130,988
	Dongfeng Electronic Technology Co. Ltd., Class A	125,400	207,918
	Dongguan Aohai Technology Co. Ltd., Class A	74,200	518,838
	Dongguan Development Holdings Co. Ltd., Class A	308,200	469,129
	Dongxing Securities Co. Ltd., Class A	523,100	1,015,429
	Dongyue Group Ltd.	5,512,000	9,077,278
	Dynagreen Environmental Protection Group Co. Ltd., Class H	873,000	713,512
*	Easyhome New Retail Group Co. Ltd., Class A	1,496,000	567,567
#	E-Commodities Holdings Ltd.	5,778,000	555,543
#	EEKA Fashion Holdings Ltd.	593,000	485,700
*††	Elion Energy Co. Ltd., Class A	807,498	8,272
	ENN Natural Gas Co. Ltd., Class A	401,200	1,190,777
	Era Co. Ltd., Class A	302,300	189,030
	Eternal Asia Supply Chain Management Ltd., Class A	145,500	119,470
	EVA Precision Industrial Holdings Ltd.	3,832,000	368,705
	Ever Sunshine Services Group Ltd.	1,388,000	350,222
Ω	Everbright Securities Co. Ltd., Class H	121,600	124,846
	Fangda Carbon New Material Co. Ltd., Class A	748,694	623,382
310

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fangda Special Steel Technology Co. Ltd., Class A	738,170	$630,438
	Far East Horizon Ltd.	8,098,000	7,762,211
*	Farasis Energy Gan Zhou Co. Ltd., Class A	148,721	305,436
	FAWER Automotive Parts Co. Ltd., Class A	470,012	351,228
	FESCO Group Co. Ltd., Class A	43,700	101,793
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	123,978	853,351
*	FIH Mobile Ltd.	440,600	1,412,737
#	FinVolution Group, ADR	384,083	1,905,052
	First Tractor Co. Ltd., Class H	1,100,000	1,296,137
#*	Flat Glass Group Co. Ltd., Class H	315,000	360,627
	Foshan Electrical & Lighting Co. Ltd., Class A	277,200	230,210
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	140,400	163,551
	Fosun International Ltd.	7,116,183	3,746,583
	Founder Securities Co. Ltd., Class A	713,607	752,265
#	Fu Shou Yuan International Group Ltd.	2,613,000	880,730
#	Fufeng Group Ltd.	8,581,000	7,195,258
	Fujian Funeng Co. Ltd., Class A	644,857	946,120
	Fujian Qingshan Paper Industry Co. Ltd., Class A	124,900	81,467
	Fujian Star-net Communication Co. Ltd., Class A	133,971	521,741
	Fujian Sunner Development Co. Ltd., Class A	329,998	900,009
	Fujian Yuanli Active Carbon Co. Ltd., Class A	18,800	49,088
		Shares	Value»
CHINA — (Continued)
	Gansu Energy Chemical Co. Ltd., Class A	1,396,600	$589,342
	Gansu Shangfeng Cement Co. Ltd., Class A	244,480	502,521
	Gansu Yasheng Industrial Group Co. Ltd., Class A	457,800	291,140
	GCL Energy Technology Co. Ltd., Class A	367,800	958,553
*	GCL Technology Holdings Ltd.	28,393,000	3,284,826
*	GDS Holdings Ltd. (9698 HK), Class A	120,800	637,529
	Geely Automobile Holdings Ltd.	19,921,000	59,248,378
	GEM Co. Ltd., Class A	1,230,500	1,658,213
Ω	Genertec Universal Medical Group Co. Ltd.	3,491,500	2,592,165
*	Genscript Biotech Corp.	452,000	804,730
	GF Securities Co. Ltd., Class H	2,439,000	5,529,511
*	Global New Material International Holdings Ltd.	102,000	110,383
*	Glorious Property Holdings Ltd.	11,363,000	10,881
	GoerTek, Inc., Class A	232,031	841,067
Ω	Golden Throat Holdings Group Co. Ltd.	33,000	14,939
	Goldwind Science & Technology Co. Ltd., Class H	847,800	1,881,883
	Goodbaby International Holdings Ltd.	1,138,000	128,730
	Gotion High-tech Co. Ltd., Class A	246,583	1,332,712
#	Grand Pharmaceutical Group Ltd.	3,827,000	3,057,015
*	Grandjoy Holdings Group Co. Ltd., Class A	118,100	53,071
	Great Wall Motor Co. Ltd., Class H	4,305,000	6,511,456
311

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gree Electric Appliances, Inc. of Zhuhai, Class A	576,800	$3,385,907
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	451,200	652,845
#	Greentown China Holdings Ltd.	5,334,591	6,588,931
#Ω	Greentown Management Holdings Co. Ltd.	1,701,000	485,948
	Greentown Service Group Co. Ltd.	4,376,000	2,564,173
	Guangdong Construction Engineering Group Co. Ltd., Class A	853,800	471,822
	Guangdong Dongpeng Holdings Co. Ltd., Class A	369,000	318,568
	Guangdong Dowstone Technology Co. Ltd., Class A	89,700	355,785
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	305,114
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	187,700	696,871
	Guangdong Goworld Co. Ltd., Class A	105,400	230,614
	Guangdong Guanhao High-Tech Co. Ltd., Class A	316,200	224,659
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	290,600	427,202
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	105,592	782,676
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	59,900	161,411
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	522,583
		Shares	Value»
CHINA — (Continued)
	Guangdong South New Media Co. Ltd., Class A	21,400	$119,301
	Guangdong Tapai Group Co. Ltd., Class A	353,173	443,352
	Guangdong Vanward New Electric Co. Ltd., Class A	188,418	228,082
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	570,143
	Guanghui Energy Co. Ltd., Class A	1,826,838	1,806,394
*	Guanghui Logistics Co. Ltd., Class A	331,600	285,090
	Guangshen Railway Co. Ltd., Class H	4,916,000	1,502,864
	Guangxi Liugong Machinery Co. Ltd., Class A	509,240	723,550
	Guangxi LiuYao Group Co. Ltd., Class A	126,383	310,236
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	603,400	217,721
	Guangzhou Baiyun International Airport Co. Ltd., Class A	633,200	810,930
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	660,000	1,414,782
	Guangzhou Development Group, Inc., Class A	653,700	681,628
	Guangzhou Haoyang Electronic Co. Ltd., Class A	7,000	38,363
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	83,500	334,683
	Guangzhou Port Co. Ltd., Class A	750,600	356,526
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	108,200	587,320
312

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Wondfo Biotech Co. Ltd., Class A	88,100	$236,282
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	745,556	985,550
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	196,500	298,590
	Guilin Layn Natural Ingredients Corp., Class A	52,700	67,870
	Guizhou Chanhen Chemical Corp., Class A	73,100	392,673
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	470,232	380,908
	Guizhou Tyre Co. Ltd., Class A	343,800	253,804
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	216,300	107,002
	Guosen Securities Co. Ltd., Class A	1,108,827	1,744,115
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,654,288	9,702,093
	Guoyuan Securities Co. Ltd., Class A	322,150	347,698
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	2,780,072
	Haier Smart Home Co. Ltd. (6690 HK), Class H	7,293,600	20,600,441
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	38,885
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	7,800	92,520
#*	Hainan Meilan International Airport Co. Ltd., Class H	380,000	297,606
	Hainan Mining Co. Ltd., Class A	221,800	398,847
	Haitian International Holdings Ltd.	2,070,000	5,616,205
		Shares	Value»
CHINA — (Continued)
	Hangxiao Steel Structure Co. Ltd., Class A	795,322	$352,598
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	631,700	884,192
	Hangzhou First Applied Material Co. Ltd., Class A	338,000	930,623
	Hangzhou GreatStar Industrial Co. Ltd.	179,700	903,209
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	36,820	155,275
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	135,331	194,986
*	Hangzhou Iron & Steel Co., Class A	463,000	595,241
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	171,217
	Hangzhou Robam Appliances Co. Ltd., Class A	197,800	519,992
	Hangzhou Sunrise Technology Co. Ltd., Class A	69,600	148,084
	Hanking Gold International Ltd.	219,000	101,685
	Han's Laser Technology Industry Group Co. Ltd., Class A	87,314	1,298,495
	Harbin Electric Co. Ltd., Class H	2,329,474	6,955,198
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	97,803	212,507
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	268,263
	HBIS Resources Co. Ltd., Class A	152,700	378,472
	Health & Happiness H&H International Holdings Ltd.	275,500	504,889
313

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hefei Urban Construction Development Co. Ltd., Class A	230,529	$467,119
	Hello Group, Inc., Sponsored ADR	504,616	3,148,804
	Henan Liliang Diamond Co. Ltd., Class A	68,100	541,723
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	818,132
	Henan Pinggao Electric Co. Ltd., Class A	304,300	983,329
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	318,100	1,508,472
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,300	31,808
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	666,847
*	Henan Zhongfu Industry Co. Ltd., Class A	698,800	796,763
	Henan Zhongyuan Expressway Co. Ltd., Class A	411,600	243,566
	Hengan International Group Co. Ltd.	979,000	3,356,363
	Hengdian Group Tospo Lighting Co. Ltd., Class A	55,600	147,451
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	5,467,962
	Hengtong Logistics Co. Ltd., Class A	158,500	209,795
	Hengtong Optic-electric Co. Ltd., Class A	475,008	4,603,616
	Hengyi Petrochemical Co. Ltd., Class A	801,241	2,074,678
	Hesteel Co. Ltd., Class A	3,173,600	1,085,312
	Hexing Electrical Co. Ltd., Class A	103,233	435,161
		Shares	Value»
CHINA — (Continued)
*	High Templar Tech Ltd., Sponsored ADR	157,205	$372,576
	Hisense Visual Technology Co. Ltd., Class A	381,600	1,433,177
*	Hitevision Co. Ltd., Class A	59,800	226,309
	HLA Group Corp. Ltd., Class A	1,438,000	1,392,879
*	HNA Technology Co. Ltd., Class A	637,300	344,216
	Hongli Zhihui Group Co. Ltd., Class A	89,700	101,018
	Hongrun Construction Group Co. Ltd., Class A	165,200	215,005
*	Hongyuan Green Energy Co. Ltd., Class A	63,700	203,420
*	Hopson Development Holdings Ltd.	4,228,308	1,425,181
	Horizon Construction Development Ltd.	2,428,554	281,690
	Hoshine Silicon Industry Co. Ltd., Class A	130,800	858,212
	Huaan Securities Co. Ltd., Class A	616,300	504,021
	Huadian Heavy Industries Co. Ltd., Class A	74,300	96,834
	Huafon Chemical Co. Ltd., Class A	1,238,048	2,136,370
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	244,308	189,324
*	Huafu Fashion Co. Ltd., Class A	454,700	329,071
	Huaibei Mining Holdings Co. Ltd., Class A	734,600	1,593,769
*	Huaihe Energy Group Co. Ltd., Class A	1,012,100	535,898
	Huangshan Tourism Development Co. Ltd., Class A	137,300	239,262
	Huapont Life Sciences Co. Ltd., Class A	604,400	441,114
Ω	Huatai Securities Co. Ltd., Class H	3,617,800	7,507,060
314

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaxi Securities Co. Ltd., Class A	67,355	$86,292
	Huaxia Bank Co. Ltd., Class A	3,459,687	3,489,101
	Huaxin Cement Co. Ltd. (600801 C1), Class A	444,228	1,401,248
	Huaxin Cement Co. Ltd. (6655 HK), Class H	363,600	772,699
	Huayu Automotive Systems Co. Ltd., Class A	857,045	2,344,085
	Hubei Chutian Smart Communication Co. Ltd., Class A	312,700	175,953
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	176,906	718,454
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	371,800	1,782,758
	Hubei Yihua Chemical Industry Co. Ltd., Class A	147,846	367,072
	Huishang Bank Corp. Ltd., Class H	810,900	532,939
	Humanwell Healthcare Group Co. Ltd., Class A	166,700	461,158
	Hunan Aihua Group Co. Ltd., Class A	18,100	52,804
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	60,700	55,066
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	396,200	508,997
	Hunan Valin Steel Co. Ltd., Class A	2,007,980	1,368,795
	Hunan Zhongke Electric Co. Ltd., Class A	135,900	419,640
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,243,800	1,831,065
	IKD Co. Ltd., Class A	225,000	561,329
*Ω	IMAX China Holding, Inc.	76,600	73,508
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	162,929,622
		Shares	Value»
CHINA — (Continued)
	Industrial Bank Co. Ltd., Class A	5,668,753	$14,876,346
	Industrial Securities Co. Ltd., Class A	1,396,592	1,244,053
	Infore Environment Technology Group Co. Ltd., Class A	631,656	1,261,978
#*Ω	Ingdan, Inc.	1,330,000	358,417
*	Inkeverse Group Ltd.	1,351,000	118,211
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	7,195,400	2,854,067
	Inner Mongolia Berun Chemical Co. Ltd., Class A	855,350	1,126,184
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	3,920,456
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	777,281
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,566,151	2,105,842
	Intco Medical Technology Co. Ltd., Class A	140,073	1,170,364
#*	iQIYI, Inc., ADR	1,392,739	1,643,432
*	IRICO Display Devices Co. Ltd., Class A	625,900	742,622
*	JA Solar Technology Co. Ltd., Class A	52,800	84,341
	Jade Bird Integrated Technologies Co. Ltd.	222,840	396,003
	Jangho Group Co. Ltd., Class A	536,100	753,129
	Jason Furniture Hangzhou Co. Ltd., Class A	195,300	831,312
	JCET Group Co. Ltd., Class A	280,646	1,889,177
*Ω	JD Logistics, Inc.	5,796,900	11,289,988
	JD.com, Inc. (9618 HK), Class A	5,803,000	87,916,159
	Jiang Su Suyan Jingshen Co. Ltd., Class A	228,600	364,497
	Jiangling Motors Corp. Ltd., Class A	160,929	443,077
315

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	366,000	$324,937
	Jiangsu Azure Corp., Class A	282,600	858,972
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	615,000	350,068
	Jiangsu Changbao Steeltube Co. Ltd., Class A	51,700	68,022
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	88,000	174,227
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,063,048	1,139,197
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	934,604
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	860,157	1,676,554
	Jiangsu Financial Leasing Co. Ltd., Class A	1,108,876	1,119,882
*	Jiangsu General Science Technology Co. Ltd., Class A	425,300	290,516
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	731,280
	Jiangsu Huachang Chemical Co. Ltd., Class A	269,000	265,773
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	655,220	438,813
	Jiangsu King's Luck Brewery JSC Ltd., Class A	60,300	242,588
	Jiangsu Lianyungang Port Co. Ltd., Class A	139,900	98,054
	Jiangsu Lihua Foods Group Co. Ltd.	196,000	652,182
		Shares	Value»
CHINA — (Continued)
	Jiangsu Linyang Energy Co. Ltd., Class A	344,100	$307,108
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	388,000	536,095
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	337,200	491,450
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	186,600	179,250
	Jiangsu Shagang Co. Ltd., Class A	629,500	410,147
	Jiangsu Shentong Valve Co. Ltd., Class A	116,400	275,519
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,100	55,880
	Jiangsu Soho High Hope Group Corp., Class A	490,000	205,298
*	Jiangsu Sopo Chemical Co., Class A	193,129	233,790
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	598,840	435,686
	Jiangsu Yanghe Distillery Co. Ltd., Class A	164,600	1,187,158
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	724,458	483,796
	Jiangsu Zhongtian Technology Co. Ltd., Class A	682,900	3,332,213
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	349,384
	Jiangxi Copper Co. Ltd., Class H	3,639,000	17,294,219
	Jiangxi Ganyue Expressway Co. Ltd., Class A	653,300	424,070
316

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	344,000	$674,435
*	Jihua Group Corp. Ltd., Class A	516,900	221,626
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	242,056	671,686
*	Jilin Chemical Fibre, Class A	529,100	396,506
#*††	Jinchuan Group International Resources Co. Ltd.	1,899,000	29,094
	Jinduicheng Molybdenum Co. Ltd., Class A	144,100	415,454
	Jingjin Equipment, Inc., Class A	125,800	345,483
#	JinkoSolar Holding Co. Ltd., ADR	114,798	2,680,533
	Jinlei Technology Co. Ltd., Class A	75,500	336,040
	Jinmao Property Services Co. Ltd.	458,891	150,607
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,902,270
	Jinyu Bio-Technology Co. Ltd., Class A	226,200	484,319
Ω	Jiumaojiu International Holdings Ltd.	613,000	137,345
	Jizhong Energy Resources Co. Ltd., Class A	1,186,400	976,659
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	287,216	460,628
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,066,023	807,963
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	68,500	208,695
	JS Corrugating Machinery Co. Ltd., Class A	176,100	266,663
		Shares	Value»
CHINA — (Continued)
#*Ω	JS Global Lifestyle Co. Ltd.	717,500	$157,692
	JSTI Group, Class A	398,875	396,377
#*	Ju Teng International Holdings Ltd.	1,300,249	672,328
	Kailuan Energy Chemical Co. Ltd., Class A	278,100	240,008
	Kaishan Group Co. Ltd., Class A	234,700	1,062,486
	KE Holdings, Inc., Class A	375,000	2,082,235
	Keda Industrial Group Co. Ltd., Class A	368,200	1,045,051
	Keshun Waterproof Technologies Co. Ltd., Class A	67,300	67,144
#	Kinetic Development Group Ltd.	8,148,000	2,430,541
	Kingboard Holdings Ltd.	2,861,345	16,220,228
	Kingboard Laminates Holdings Ltd.	2,209,500	9,863,559
	Kingfa Sci & Tech Co. Ltd., Class A	532,700	1,343,830
	Kingsoft Corp. Ltd.	1,873,800	5,535,294
	KPC Pharmaceuticals, Inc., Class A	164,500	229,181
	Kuangda Technology Group Co. Ltd., Class A	202,300	180,314
	Kunlun Energy Co. Ltd.	19,194,000	18,471,262
	Lao Feng Xiang Co. Ltd., Class A	98,154	567,117
	Laobaixing Pharmacy Chain JSC, Class A	176,220	362,014
	LB Group Co. Ltd., Class A	443,033	1,098,281
	Lee & Man Chemical Co. Ltd.	218,000	136,594
	Lee & Man Paper Manufacturing Ltd.	4,063,000	1,757,914
	Lee's Pharmaceutical Holdings Ltd.	171,000	24,323
*Ω	Legend Holdings Corp., Class H	921,800	1,120,502
	Lenovo Group Ltd.	7,702,000	11,581,665
	Lens Technology Co. Ltd., Class A	668,261	2,546,064
	Leo Group Co. Ltd., Class A	598,100	568,822
317

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Leoch Energy, Inc.	5,100	$43,503
	Leoch International Technology Ltd.	255,000	30,231
	Lepu Medical Technology Beijing Co. Ltd., Class A	292,100	615,419
#	LexinFintech Holdings Ltd., ADR	193,627	408,553
	Leyard Optoelectronic Co. Ltd., Class A	543,600	507,951
*	Li Auto, Inc. (2015 HK), Class A	1,523,900	13,410,660
	Li Ning Co. Ltd.	9,221,500	24,007,885
	Lianhe Chemical Technology Co. Ltd., Class A	256,100	621,516
	Liaoning Cheng Da Co. Ltd., Class A	202,900	354,440
	Lier Chemical Co. Ltd., Class A	242,760	459,647
	Lijiang Yulong Tourism Co. Ltd., Class A	136,600	190,024
*	Liuzhou Iron & Steel Co. Ltd., Class A	414,300	277,063
	Livzon Pharmaceutical Group, Inc., Class H	183,100	658,198
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	144,100	453,101
#	LK Technology Holdings Ltd.	1,160,000	403,879
	Loncin Motor Co. Ltd., Class A	173,900	391,313
#Ω	Longfor Group Holdings Ltd.	2,897,740	3,000,399
*	LONGi Green Energy Technology Co. Ltd., Class A	498,300	1,205,937
	Longshine Technology Group Co. Ltd., Class A	129,200	260,095
	Lonking Holdings Ltd.	11,218,000	4,775,451
	Lucky Harvest Co. Ltd., Class A	74,626	323,311
	Luenmei Quantum Co. Ltd., Class A	59,403	57,990
#*††	Lumena Newmat	1,315,048	0
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	46,500	292,686
	Luxi Chemical Group Co. Ltd., Class A	640,300	1,604,193
		Shares	Value»
CHINA — (Continued)
	Luyang Energy-Saving Materials Co. Ltd.	45,900	$66,466
*Ω	Luye Pharma Group Ltd.	2,755,500	910,225
*	Maanshan Iron & Steel Co. Ltd., Class H	2,132,000	694,613
	Mango Excellent Media Co. Ltd., Class A	408,694	1,166,641
#Ω	Maoyan Entertainment	270,786	207,518
	Meihua Holdings Group Co. Ltd., Class A	578,700	841,089
	Mesnac Co. Ltd., Class A	209,900	208,890
#	Metallurgical Corp. of China Ltd., Class H	8,101,000	1,652,047
	M-Grass Ecology & Environment Group Co. Ltd., Class A	455,200	243,108
	Midea Group Co. Ltd. 000333 C2, Class A	198,100	2,355,758
Ω	Midea Real Estate Holding Ltd.	328,400	136,613
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	220,768
	Ming Yang Smart Energy Group Ltd., Class A	425,500	991,849
*	Mingfa Group International Co. Ltd.	608,000	7,190
	Minmetals Capital Co. Ltd., Class A	521,700	401,496
*	Minmetals Development Co. Ltd., Class A	144,100	235,863
	Minth Group Ltd.	2,872,000	12,560,044
	Moon Environment Technology Co. Ltd., Class A	300,020	1,101,585
	Morimatsu International Holdings Co. Ltd.	340,000	305,381
	MYS Group Co. Ltd., Class A	393,300	196,056
318

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nanjing Cosmos Chemical Co. Ltd., Class A	59,000	$120,784
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	366,745
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,291,683
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	48,400	65,202
	Nanjing Pharmaceutical Group Co. Ltd.	283,000	219,216
*	Nanjing Tanker Corp., Class A	1,203,000	789,075
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	379,900	378,998
#	NetDragon Websoft Holdings Ltd.	189,500	209,542
	Neusoft Corp., Class A	251,600	327,140
	New Hope Liuhe Co. Ltd., Class A	912,451	1,167,757
	Nexteer Automotive Group Ltd.	3,443,000	2,138,993
*	Nine Dragons Paper Holdings Ltd.	6,438,000	5,228,422
	Ningbo Boway Alloy Material Co. Ltd., Class A	167,200	430,347
	Ningbo Exciton Technology Co. Ltd., Class A	15,200	42,501
	Ningbo Huaxiang Electronic Co. Ltd., Class A	278,655	1,068,001
	Ningbo Jintian Copper Group Co. Ltd., Class A	420,900	627,929
	Ningbo Joyson Electronic Corp., Class A	249,241	1,050,445
	Ningbo Peacebird Fashion Co. Ltd., Class A	93,500	195,126
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	100,617	513,181
*	Ningbo Shanshan Co. Ltd., Class A	310,000	758,534
		Shares	Value»
CHINA — (Continued)
	Ningbo Xusheng Group Co. Ltd., Class A	143,400	$325,862
	Ningbo Yunsheng Co. Ltd., Class A	271,184	530,461
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	736,170
	Ningxia Building Materials Group Co. Ltd., Class A	101,900	192,785
	Ningxia Western Venture Industrial Co. Ltd., Class A	354,600	244,168
	Noah Holdings Ltd., Sponsored ADR	81,554	848,977
	Norinco International Cooperation Ltd., Class A	221,500	415,913
	North China Pharmaceutical Co. Ltd., Class A	329,500	251,800
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	359,800
*	North Industries Group Red Arrow Co. Ltd., Class A	157,300	407,768
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	328,486
	Northeast Securities Co. Ltd., Class A	507,400	646,894
*	Nuode New Materials Co. Ltd., Class A	381,350	603,316
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,180,089
#	Onewo, Inc., Class H	377,500	817,391
	Oppein Home Group, Inc., Class A	100,410	692,428
	Opple Lighting Co. Ltd., Class A	132,500	393,756
	ORG Technology Co. Ltd., Class A	742,120	598,929
	Orient International Enterprise Ltd., Class A	231,000	239,243
#	Orient Overseas International Ltd.	409,000	7,140,360
Ω	Orient Securities Co. Ltd., Class H	1,352,000	1,074,713
319

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Oriental Energy Co. Ltd., Class A	447,680	$527,525
	Oriental Pearl Group Co. Ltd., Class A	635,660	934,247
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	123,240	215,623
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,081,600	579,500
*	PCI Technology Group Co. Ltd., Class A	460,500	361,554
*	Pengxin International Mining Co. Ltd., Class A	220,705	267,211
	People's Insurance Co. Group of China Ltd. , Class H	19,138,000	13,094,529
	PetroChina Co. Ltd., Class H	90,670,000	139,859,746
	PICC Property & Casualty Co. Ltd., Class H	9,521,000	17,198,377
	Ping An Bank Co. Ltd., Class A	5,013,713	8,438,751
#	Ping An Insurance Group Co. of China Ltd., Class H	19,281,000	156,717,856
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,200,990
*	Polaris Bay Group Co. Ltd., Class A	338,000	311,487
	Poly Property Services Co. Ltd., Class H	468,000	1,874,900
*	Porton Pharma Solutions Ltd., Class A	107,900	337,627
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,135,000	19,377,469
	Pou Sheng International Holdings Ltd.	7,369,000	367,332
	Power Construction Corp. of China Ltd., Class A	4,101,720	3,364,297
	Prinx Chengshan Holdings Ltd.	259,500	265,371
		Shares	Value»
CHINA — (Continued)
	Pulike Biological Engineering, Inc., Class A	19,500	$34,190
	PW Medtech Group Ltd.	1,439,000	208,129
	Pylon Technologies Co. Ltd., Class A	25,254	285,904
	Q Technology Group Co. Ltd.	500,000	524,725
	Qfin Holdings, Inc., ADR	56,565	739,870
*	Qi An Xin Technology Group, Inc., Class A	50,335	223,382
	Qingdao Citymedia Co. Ltd., Class A	113,300	105,024
	Qingdao East Steel Tower Stock Co. Ltd., Class A	268,000	945,093
	Qingdao Gon Technology Co. Ltd., Class A	32,335	250,979
	Qingdao Hanhe Cable Co. Ltd., Class A	413,400	529,406
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	25,000	51,157
Ω	Qingdao Port International Co. Ltd., Class H	1,016,000	994,306
	Qingdao Rural Commercial Bank Corp., Class A	1,139,700	507,230
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	629,325
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	75,400	89,436
*	Qingling Motors Co. Ltd., Class H	1,402,000	185,691
	Qinhuangdao Port Co. Ltd., Class H	1,469,000	464,892
*	Quzhou DFP New Material Group Co. Ltd.	208,596	138,752
	Rainbow Digital Commercial Co. Ltd., Class A	253,476	204,600
	Renhe Pharmacy Co. Ltd., Class A	457,500	381,410
320

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rianlon Corp., Class A	58,219	$370,657
	Riyue Heavy Industry Co. Ltd., Class A	75,609	141,566
	Rizhao Port Co. Ltd., Class A	691,400	299,871
	Rongsheng Petrochemical Co. Ltd., Class A	1,671,967	3,423,965
*	Roshow Technology Co. Ltd., Class A	396,100	446,985
	Runjian Co. Ltd., Class A	53,400	469,457
	SAIC Motor Corp. Ltd., Class A	1,116,173	2,260,236
	Sailun Group Co. Ltd., Class A	473,700	968,095
	Sanan Optoelectronics Co. Ltd., Class A	655,700	1,315,128
	Sanquan Food Co. Ltd., Class A	278,300	586,392
	Sansure Biotech, Inc., Class A	111,673	280,835
	Sany Heavy Equipment International Holdings Co. Ltd.	1,564,000	2,161,896
	Sany Heavy Industry Co. Ltd., Class A	804,942	2,404,515
	Satellite Chemical Co. Ltd., Class A	403,731	1,752,132
	SDIC Capital Co. Ltd., Class A	87,400	86,064
#*	Seazen Group Ltd.	6,322,857	1,801,542
*††	S-Enjoy Service Group Co. Ltd.	244,000	16,355
	SF Holding Co. Ltd. 002352 C2, Class A	706,700	3,845,725
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	430,400	246,620
	Shaanxi Coal Industry Co. Ltd., Class A	1,996,400	7,631,654
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	830,200	423,366
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,342,700	2,057,990
	Shares	Value»
CHINA — (Continued)
Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	$354,555
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	117,909	281,401
Shandong Head Group Co. Ltd., Class A	20,500	80,382
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	135,900	110,339
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	522,599	2,947,416
Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,220	104,031
Shandong Humon Smelting Co. Ltd., Class A	275,500	673,791
Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	98,600	224,814
Shandong Jinjing Science & Technology Co. Ltd., Class A	418,900	361,286
Shandong Linglong Tyre Co. Ltd., Class A	248,187	481,626
Shandong Lukang Pharma, Class A	162,100	193,569
Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	2,440,430
Shandong Pharmaceutical Glass Co. Ltd., Class A	132,500	361,976
Shandong Publishing & Media Co. Ltd., Class A	363,633	397,016
Shandong Sun Paper Industry JSC Ltd., Class A	883,381	1,906,105
321

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	29,000	$359,688
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,497,200	1,541,312
	Shandong Xiantan Group Co. Ltd.	217,200	203,851
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	338,000	267,514
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	351,200	577,076
	Shanghai Bailian Group Co. Ltd., Class A	396,500	480,444
	Shanghai Baosteel Packaging Co. Ltd., Class A	243,900	184,309
	Shanghai Bright Meat Group Co. Ltd., Class A	248,300	214,228
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	200,500	379,644
	Shanghai Construction Group Co. Ltd., Class A	2,377,229	941,839
	Shanghai Datun Energy Resources Co. Ltd., Class A	198,300	403,471
*	Shanghai Electric Group Co. Ltd., Class H	5,810,000	2,904,492
	Shanghai Environment Group Co. Ltd., Class A	360,586	432,767
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,263,500	3,101,042
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	132,700	538,570
	Shanghai Huayi Group Co. Ltd., Class A	274,300	438,381
#	Shanghai Industrial Holdings Ltd.	1,273,918	2,507,867
	Shares	Value»
CHINA — (Continued)
Shanghai International Airport Co. Ltd., Class A	113,300	$452,538
Shanghai Jahwa United Co. Ltd., Class A	77,400	228,492
Shanghai Jinjiang International Hotels Co. Ltd., Class A	274,950	1,029,092
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	226,200	191,985
Shanghai Lingang Holdings Corp. Ltd., Class A	225,159	297,189
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	41,358	49,934
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	623,310
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,907,900	2,874,676
Shanghai Pudong Construction Co. Ltd., Class A	244,593	253,347
Shanghai Pudong Development Bank Co. Ltd., Class A	5,862,228	7,954,701
Shanghai Putailai New Energy Technology Group Co. Ltd.	298,350	1,590,600
Shanghai QiFan Cable Co. Ltd., Class A	82,900	443,298
Shanghai RAAS Blood Products Co. Ltd., Class A	177,162	144,272
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,624,600	2,133,476
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	286,800	403,412
Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	209,995
322

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Tunnel Engineering Co. Ltd., Class A	632,134	$550,758
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	201,276	295,800
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	776,992	617,987
	Shanghai Zhezhong Group Co. Ltd., Class A	50,500	131,556
	Shanghai Zhonggu Logistics Co. Ltd., Class A	382,248	607,524
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	462,414
	Shantou Wanshun New Material Group Co. Ltd., Class A	50,200	72,019
	Shantui Construction Machinery Co. Ltd., Class A	441,300	771,974
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	358,726
	Shanxi Coal International Energy Group Co. Ltd., Class A	472,500	975,270
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,242,065	1,279,458
*	Shanxi Guoxin Energy Corp. Ltd., Class A	436,660	230,123
	Shanxi Hi-speed Group Co. Ltd., Class A	276,780	204,373
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	126,560	131,252
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	887,980	2,104,688
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,410,900	880,450
		Shares	Value»
CHINA — (Continued)
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	94,200	$79,189
*	Shanying International Holding Co. Ltd., Class A	718,200	152,926
	Shenghe Resources Holding Co. Ltd., Class A	36,393	139,697
	Shenma Industry Co. Ltd., Class A	312,300	350,893
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,188,800	425,158
	Shenzhen Agricultural Power Group Co. Ltd., Class A	270,241	292,495
	Shenzhen Airport Co. Ltd., Class A	597,901	625,180
	Shenzhen Aisidi Co. Ltd., Class A	143,300	289,885
	Shenzhen Cereals Holdings Co. Ltd., Class A	145,600	163,917
	Shenzhen Comix Group Co. Ltd., Class A	179,600	182,179
	Shenzhen Desay Battery Technology Co., Class A	97,430	416,555
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	160,200	173,059
	Shenzhen Gas Corp. Ltd., Class A	489,200	496,522
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	69,000	148,339
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	265,500	164,615
#	Shenzhen International Holdings Ltd.	3,207,090	3,040,144
*	Shenzhen Investment Ltd.	902,000	94,762
	Shenzhen Invt Electric Co. Ltd., Class A	205,400	235,550
323

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	$294,823
Shenzhen Kaifa Technology Co. Ltd., Class A	125,848	543,308
Shenzhen Kangtai Biological Products Co. Ltd., Class A	125,600	259,945
Shenzhen Kedali Industry Co. Ltd., Class A	48,200	1,357,028
Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	173,800	375,152
Shenzhen Laibao Hi-tech Co. Ltd., Class A	195,200	301,167
Shenzhen Leaguer Co. Ltd., Class A	355,700	445,611
Shenzhen Microgate Technology Co. Ltd., Class A	80,200	146,914
Shenzhen MTC Co. Ltd., Class A	987,028	1,604,550
Shenzhen Noposin Crop Science Co. Ltd., Class A	196,000	314,508
Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	972,500	204,975
Shenzhen SC New Energy Technology Corp., Class A	69,700	956,907
Shenzhen Senior Technology Material Co. Ltd., Class A	257,900	625,616
Shenzhen Topraysolar Co. Ltd., Class A	344,500	276,734
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	422,900	280,666
Shenzhen Yinghe Technology Co. Ltd., Class A	116,600	498,098
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	1,034,224
Shenzhou International Group Holdings Ltd.	11,700	71,316
		Shares	Value»
CHINA — (Continued)
	Shinva Medical Instrument Co. Ltd., Class A	112,750	$227,436
	Shoucheng Holdings Ltd.	6,075,683	1,263,538
	Shougang Fushan Resources Group Ltd.	8,236,819	2,922,078
	Shui On Land Ltd.	12,482,303	847,751
	Sichuan Development Lomon Co. Ltd., Class A	341,500	548,807
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	536,637
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	596,136
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,461,860
*	Sichuan Lutianhua Co. Ltd., Class A	445,200	318,060
	Sichuan New Energy Power Co. Ltd., Class A	303,200	776,646
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,634,598	1,961,278
	Sichuan Yahua Industrial Group Co. Ltd., Class A	95,800	430,889
	Sinofert Holdings Ltd.	11,308,000	2,262,914
	Sinolink Securities Co. Ltd., Class A	543,205	716,557
	Sinoma International Engineering Co., Class A	728,500	998,052
	Sinoma Science & Technology Co. Ltd., Class A	270,862	2,202,762
	Sinomach Automobile Co. Ltd., Class A	391,700	348,586
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	830,200	523,420
	Sinopec Engineering Group Co. Ltd., Class H	5,842,500	4,696,364
#	Sinopec Kantons Holdings Ltd.	3,896,000	2,026,361
324

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,378,000	$729,873
	Sinopharm Group Co. Ltd., Class H	5,156,400	12,265,846
	Sino-Platinum Metals Co. Ltd., Class A	116,900	345,456
	Sinosteel Engineering & Technology Co. Ltd., Class A	624,600	595,828
	Sinotrans Ltd., Class H	9,862,000	6,434,734
	Sinotruk Hong Kong Ltd.	2,114,835	10,402,252
	Sinotruk Jinan Truck Co. Ltd., Class A	334,358	1,071,164
	Skyworth Digital Co. Ltd., Class A	28,300	52,760
*	Skyworth Group Ltd.	730,000	586,906
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	97,400	147,510
	Snowsky Salt Industry Group Co. Ltd., Class A	472,000	478,963
	Solareast Holdings Co. Ltd., Class A	29,100	35,781
	SooChow Securities Co. Ltd., Class A	848,030	1,001,178
	Southern Publishing & Media Co. Ltd., Class A	234,900	430,591
	Southwest Securities Co. Ltd., Class A	910,400	566,460
#	SSY Group Ltd.	1,162,000	342,064
	Stanley Agricultural Group Co. Ltd., Class A	346,000	554,638
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	504,700	431,137
	State Grid Yingda Co. Ltd., Class A	798,300	695,413
	STO Express Co. Ltd., Class A	166,400	398,982
	Sumavision Technologies Co. Ltd., Class A	213,100	173,941
	Sumec Corp. Ltd., Class A	415,300	745,003
#	Sun Art Retail Group Ltd.	6,356,500	1,182,797
		Shares	Value»
CHINA — (Continued)
	Sun King Technology Group Ltd.	626,000	$129,433
	Sunny Optical Technology Group Co. Ltd.	110,300	908,057
	Sunrise Group Co. Ltd., Class A	194,800	211,764
#*	Sunshine Lake Pharma Co. Ltd., Class H	153,779	808,819
	Sunstone Development Co. Ltd., Class A	94,600	346,661
	Suntak Technology Co. Ltd., Class A	240,308	491,831
	Sunwoda Electronic Co. Ltd., Class A	141,700	573,632
	Suofeiya Home Collection Co. Ltd., Class A	104,300	183,504
	Suzhou Anjie Technology Co. Ltd., Class A	138,800	336,441
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	492,975	426,786
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	299,900	358,418
*	Taiyuan Heavy Industry Co. Ltd., Class A	489,800	171,630
*	Tangrenshen Group Co. Ltd., Class A	438,900	267,626
	TangShan Port Group Co. Ltd., Class A	1,646,190	1,120,943
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	751,025
*	Tanwan, Inc.	17,000	33,195
	Tasly Pharmaceutical Group Co. Ltd., Class A	89,200	197,746
	Tayho Advanced Materials Group Co. Ltd., Class A	262,400	436,334
	TBEA Co. Ltd., Class A	1,143,998	4,528,260
	TCL Electronics Holdings Ltd.	3,778,666	7,302,131
325

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TCL Technology Group Corp., Class A	4,338,998	$2,717,395
	TDG Holdings Co. Ltd., Class A	321,400	1,317,240
	Ten Pao Group Holdings Ltd.	304,000	92,201
#	Tian An China Investment Co. Ltd.	4,049,000	2,164,551
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	987,456
#	Tiangong International Co. Ltd.	5,220,000	2,285,901
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	126,000	69,461
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	525,711	263,617
	Tianjin Port Co. Ltd., Class A	686,668	477,251
	Tianjin Port Development Holdings Ltd.	6,413,657	574,530
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	39,800	105,027
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	134,611	84,772
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	102,461	83,571
	Tianneng Battery Group Co. Ltd., Class A	81,158	363,420
	Tianneng Power International Ltd.	3,920,000	2,881,863
*	Tianqi Lithium Corp., Class H	326,800	2,786,933
	Tianrun Industry Technology Co. Ltd., Class A	286,100	471,942
	Tianshan Aluminum Group Co. Ltd., Class A	754,429	1,855,059
	Tianshui Huatian Technology Co. Ltd., Class A	948,176	1,829,365
		Shares	Value»
CHINA — (Continued)
	Tinergy Chemical Co. Ltd., Class A	714,560	$480,609
	Titan Wind Energy Suzhou Co. Ltd., Class A	431,000	760,925
	Tofflon Science & Technology Group Co. Ltd., Class A	189,800	366,404
	Toly Bread Co. Ltd., Class A	510,435	372,825
	Tomson Group Ltd.	1,155,317	350,173
#	Tong Ren Tang Technologies Co. Ltd., Class H	2,298,000	1,130,389
	Tongcheng Travel Holdings Ltd.	568,000	1,296,448
*	Tongdao Liepin Group	149,000	48,015
	Tongkun Group Co. Ltd., Class A	547,222	1,943,802
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	3,250,097
*	Tongwei Co. Ltd., Class A	180,814	463,443
	Tongyu Heavy Industry Co. Ltd., Class A	1,188,500	553,799
	Topsec Technologies Group, Inc., Class A	218,500	235,001
Ω	Topsports International Holdings Ltd.	6,738,000	2,582,452
	Transfar Zhilian Co. Ltd., Class A	602,400	515,515
	TravelSky Technology Ltd., Class H	1,901,000	2,353,665
	Triangle Tyre Co. Ltd., Class A	170,100	366,164
*	Trina Solar Co. Ltd., Class A	18,551	47,313
	Trip.com Group Ltd. (9961 HK)	11,850	639,888
	Trip.com Group Ltd. (TCOM US), ADR	686,188	37,198,252
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
*	Tsinghua Tongfang Co. Ltd., Class A	458,200	538,040
	Unilumin Group Co. Ltd., Class A	155,400	145,350
#	Uni-President China Holdings Ltd.	907,000	834,845
326

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	V V Food & Beverage Co. Ltd., Class A	314,300	$172,157
	Valiant Co. Ltd., Class A	211,046	514,249
	Vatti Corp. Ltd., Class A	222,900	192,641
*	Venustech Group, Inc., Class A	97,100	222,785
	Vipshop Holdings Ltd., ADR	1,366,683	19,666,568
#*Ω	Viva Biotech Holdings	1,132,500	245,693
	Walvax Biotechnology Co. Ltd., Class A	191,900	366,242
	Wangneng Environment Co. Ltd., Class A	130,540	334,897
	Wanhua Chemical Group Co. Ltd., Class A	606,600	7,975,632
	Wasion Holdings Ltd.	1,040,000	3,606,419
	Wasu Media Holding Co. Ltd., Class A	189,586	205,985
	Weibo Corp. (9898 HK), Class A	46,040	381,175
	Weichai Power Co. Ltd., Class H	6,329,000	31,460,746
	Weifu High-Technology Group Co. Ltd., Class A	130,000	373,150
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	112,200	181,133
	Wencan Group Co. Ltd., Class A	41,500	113,367
	Wens Foodstuff Group Co. Ltd., Class A	150,100	361,191
#	West China Cement Ltd.	10,992,000	3,557,525
	Western Securities Co. Ltd., Class A	556,948	587,516
#	Wharf Holdings Ltd.	1,079,000	3,572,381
	Windey Energy Technology Group Co. Ltd., Class A	182,430	434,003
*	Wingtech Technology Co. Ltd., Class A	31,900	131,266
	Winner Medical Co. Ltd., Class A	75,640	347,274
	Wuchan Zhongda Group Co. Ltd., Class A	1,292,000	970,494
		Shares	Value»
CHINA — (Continued)
	Wuhu Token Science Co. Ltd., Class A	586,700	$565,098
	Wuliangye Yibin Co. Ltd., Class A	4,500	64,016
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	216,923	537,764
	Wuxi Rural Commercial Bank Co. Ltd., Class A	418,200	350,687
	Wuxi Taiji Industry Ltd. Co., Class A	411,647	585,117
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	4,157,218
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,115,500	57,718
	Xiamen Bank Co. Ltd., Class A	706,900	797,871
	Xiamen C & D, Inc., Class A	598,500	833,335
	Xiamen Port Development Co. Ltd., Class A	151,800	242,569
	Xiamen Xiangyu Co. Ltd., Class A	608,601	643,827
	Xi'An Shaangu Power Co. Ltd., Class A	462,200	622,403
	Xiandai Investment Co. Ltd., Class A	348,400	215,512
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	31,300	56,766
	Xianhe Co. Ltd., Class A	123,874	399,530
	Xinfengming Group Co. Ltd., Class A	420,160	1,142,299
	Xingfa Aluminium Holdings Ltd.	447,000	427,238
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	2,362,518
	Xinjiang Joinworld Co. Ltd., Class A	380,300	482,401
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	326,600	196,524
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	445,443
327

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	312,000	$393,677
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	345,800	350,905
*	Xinxiang Chemical Fiber Co. Ltd., Class A	440,670	522,225
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	942,800	636,900
#	Xinyi Energy Holdings Ltd.	5,546,816	845,259
#	Xinyi Solar Holdings Ltd.	13,806,361	5,082,523
	Xinyu Iron & Steel Co. Ltd., Class A	779,300	353,570
	Xtep International Holdings Ltd.	5,495,237	3,018,233
	Xuji Electric Co. Ltd., Class A	224,900	833,937
	Yangling Metron New Material, Inc., Class A	144,140	419,029
	Yankuang Energy Group Co. Ltd., Class H	2,618,000	5,492,978
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	56,001	158,844
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	145,503	2,924,426
*	Yechiu Metal Recycling China Ltd., Class A	319,500	191,802
*	Yibin Tianyuan Group Co. Ltd., Class A	235,590	241,729
	Yifan Pharmaceutical Co. Ltd., Class A	140,800	231,356
	Yihai International Holding Ltd.	130,000	273,428
	Yiren Digital Ltd., Sponsored ADR	194,086	374,586
#Ω	Yixin Group Ltd.	4,875,000	1,183,264
	Yonfer Agricultural Technology Co. Ltd., Class A	410,300	916,653
	Yongjin Technology Group Co. Ltd.	98,900	281,085
		Shares	Value»
CHINA — (Continued)
	YongXing Special Materials Technology Co. Ltd., Class A	67,070	$858,479
	Yotrio Group Co. Ltd., Class A	360,200	171,895
	Youngor Fashion Co. Ltd., Class A	851,613	958,828
	YTO Express Group Co. Ltd., Class A	530,600	1,671,777
#	Yuexiu Property Co. Ltd.	1,205,000	599,868
	Yueyang Forest & Paper Co. Ltd., Class A	325,800	221,845
	YUNDA Holding Group Co. Ltd., Class A	70,889	81,628
	Yunnan Aluminium Co. Ltd., Class A	478,530	2,249,719
	Yunnan Baiyao Group Co. Ltd., Class A	60,508	470,587
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	987,900	1,306,374
	Yunnan Copper Co. Ltd., Class A	274,200	775,469
	Yunnan Energy Investment Co. Ltd., Class A	202,100	343,244
*	Yunnan Energy New Material Group Co. Ltd., Class A	79,800	975,747
	Yunnan Tin Co. Ltd., Class A	202,400	1,057,647
	Yunnan Yuntianhua Co. Ltd., Class A	156,000	829,066
	Zanyu Technology Group Co. Ltd., Class A	26,800	50,312
	ZBOM Home Collection Co. Ltd., Class A	115,400	147,937
	ZCZL Industrial Technology Group Co. Ltd., Class H	1,012,800	2,258,604
	Zhefu Holding Group Co. Ltd., Class A	1,424,640	1,104,417
	Zhejiang Chint Electrics Co. Ltd., Class A	641,052	3,081,415
328

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	$485,107
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	521,900	342,456
	Zhejiang Dafeng Industry Co. Ltd., Class A	111,800	204,448
	Zhejiang Dahua Technology Co. Ltd., Class A	514,923	1,400,721
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	357,500	690,355
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	221,800	380,876
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	53,800	102,831
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	217,500	283,875
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,717,756
	Zhejiang Hailide New Material Co. Ltd., Class A	49,400	44,807
	Zhejiang Hangmin Co. Ltd., Class A	477,181	497,751
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	279,664	464,320
	Zhejiang Huace Film & Television Co. Ltd., Class A	385,032	494,473
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	54,100	135,214
	Zhejiang Huayou Cobalt Co. Ltd., Class A	269,331	2,652,004
	Zhejiang International Group Co. Ltd., Class A	72,600	112,916
	Shares	Value»
CHINA — (Continued)
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	430,300	$515,379
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	120,800	756,104
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	56,551	122,595
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	212,800	432,111
Zhejiang Longsheng Group Co. Ltd., Class A	589,533	1,134,795
Zhejiang Medicine Co. Ltd., Class A	238,117	508,717
Zhejiang NHU Co. Ltd., Class A	48,976	250,017
Zhejiang Orient Holdings Group Co. Ltd., Class A	845,600	696,495
Zhejiang Runtu Co. Ltd., Class A	347,530	554,283
Zhejiang Semir Garment Co. Ltd., Class A	208,999	185,640
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	373,900	286,272
Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	407,655
Zhejiang Taihua New Material Group Co. Ltd., Class A	230,500	306,836
Zhejiang Wanliyang Co. Ltd., Class A	192,341	200,864
Zhejiang Wanma Co. Ltd., Class A	242,300	460,293
Zhejiang Wansheng Co. Ltd., Class A	126,752	241,905
Zhejiang Weiming Environment Protection Co. Ltd., Class A	202,500	637,877
329

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	70,300	$103,005
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	231,800	297,931
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	264,528	486,241
	Zhejiang Xinao Textiles, Inc., Class A	182,940	233,567
	Zhejiang Xinhua Chemical Co. Ltd., Class A	10,500	52,870
	Zhejiang Yasha Decoration Co. Ltd., Class A	338,200	207,107
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	203,500	153,137
	Zheshang Securities Co. Ltd., Class A	479,500	693,739
*	Zhewen Interactive Group Co. Ltd., Class A	188,400	277,686
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	190,100	285,658
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	484,500	668,341
	Zhongsheng Group Holdings Ltd.	2,400,500	2,191,273
	Zhongtai Securities Co. Ltd., Class A	941,000	831,431
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongtong Bus Holding Co. Ltd., Class A	85,500	150,068
	ZhongYeDa Electric Co. Ltd., Class A	139,300	207,360
	Zhongyuan Environment-Protection Co. Ltd., Class A	187,400	232,262
		Shares	Value»
CHINA — (Continued)
Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,947,000	$554,210
	Zhuhai Port Co. Ltd., Class A	167,900	127,762
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,184,200	5,410,812
	Zhuzhou Kibing Group Co. Ltd., Class A	833,546	774,692
	Zhuzhou Times New Material Technology Co. Ltd., Class A	213,900	377,242
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	495,500	478,318
#Ω	ZJLD Group, Inc.	118,200	123,200
	ZJMI Environmental Energy Co. Ltd., Class A	136,403	280,405
*	Zonqing Environmental Ltd.	260,000	8,959
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,245,400	4,275,499
#	ZTE Corp., Class H	1,121,200	3,599,182
#	ZTO Express Cayman, Inc. (2057 HK)	1,140,350	28,895,154
TOTAL CHINA			3,505,767,885
COLOMBIA — (0.1%)
	Almacenes Exito SA	22,549	26,153
	Cementos Argos SA	152,535	498,879
*	Corp. Financiera Colombiana SA	63,014	268,440
	Grupo Argos SA	934,468	4,057,890
	Grupo de Inversiones Suramericana SA	276,811	3,899,786
	Mineros SA	30,859	115,006
TOTAL COLOMBIA			8,866,154
CZECH REPUBLIC — (0.1%)
	CEZ AS	13,293	766,339
	Komercni Banka AS	277,089	14,763,239
Ω	Moneta Money Bank AS	103,675	912,647
TOTAL CZECH REPUBLIC			16,442,225
330

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
GREECE — (0.5%)
	Alpha Bank SA	6,758,535	$27,123,551
	Bank of Greece	19,140	335,170
	ElvalHalcor SA	35,785	167,352
	Fourlis Holdings SA	7,021	37,473
	GEK Terna SA	27,484	1,320,789
	Helleniq Energy Holdings SA	350,372	4,044,544
#	Intracom Holdings SA	244,175	955,926
*	LAMDA Development SA	7,628	54,338
	Motor Oil Hellas Corinth Refineries SA	134,321	5,995,459
	Piraeus Bank SA	3,886,723	36,795,793
	Titan SA (TITC GA)	14,234	765,111
TOTAL GREECE			77,595,506
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	3,984,000	510,569
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	1,820,667	24,317,184
	Richter Gedeon Nyrt	645	27,206
TOTAL HUNGARY			24,344,390
INDIA — (13.3%)
	Aarti Drugs Ltd.	33,863	135,337
	Aarti Industries Ltd.	130,699	701,977
	Aarti Pharmalabs Ltd.	5,407	42,783
	ACC Ltd.	232,848	3,490,383
*	Aditya Birla Capital Ltd.	1,653,183	6,055,059
*	Aditya Birla Fashion & Retail Ltd.	12,360	8,389
	Advanced Enzyme Technologies Ltd.	38,547	140,695
	AGI Greenpac Ltd.	39,925	267,766
	Ahluwalia Contracts India Ltd.	1,155	10,935
	Alembic Ltd.	360,019	352,088
	Alembic Pharmaceuticals Ltd.	80,948	645,119
	Allcargo Global Ltd.	1,600,297	392,345
*	Allcargo Logistics Ltd.	52,883	5,382
	Amara Raja Energy & Mobility Ltd.	201,178	1,859,994
	Ambuja Cements Ltd.	1,346,803	6,330,694
	Apollo Pipes Ltd.	3,561	16,937
	Apollo Tyres Ltd.	1,851,897	8,015,621
		Shares	Value»
INDIA — (Continued)
*	Arman Financial Services Ltd.	1,487	$23,372
	Arvind Ltd.	924,337	3,896,182
*	Ashoka Buildcon Ltd.	347,982	494,547
*	Asian Granito India Ltd.	29,458	20,406
	Associated Alcohols & Breweries Ltd.	1,364	12,739
	Aurobindo Pharma Ltd.	1,045,999	15,349,225
	Avanti Feeds Ltd.	36,952	543,203
*	AvenuesAI Ltd.	2,852,144	417,971
	Axis Bank Ltd. (AXSB IN)	9,566,457	129,039,158
*	Bajaj Consumer Care Ltd.	91,597	436,528
	Bajaj Holdings & Investment Ltd.	144,873	15,714,535
	Balmer Lawrie & Co. Ltd.	410,440	821,021
	Balrampur Chini Mills Ltd.	702,917	3,882,327
	Banco Products India Ltd.	77,163	503,840
Ω	Bandhan Bank Ltd.	125,421	267,150
	Bank of Baroda	4,048,927	11,324,074
	Bank of India	1,684,055	2,499,877
	Bank of Maharashtra	2,670,903	2,222,455
	Bhansali Engineering Polymers Ltd.	105,389	106,942
	Bharat Bijlee Ltd.	6,801	224,980
	Bharat Heavy Electricals Ltd.	2,308,086	8,605,137
	Biocon Ltd.	750,486	2,846,846
	Birla Corp. Ltd.	160,444	1,558,901
	Birlasoft Ltd.	236,487	925,011
	Bliss Gvs Pharma Ltd.	75,416	220,777
	Bombay Burmah Trading Co.	31,019	491,960
	BSE Ltd.	55,041	2,122,718
	Can Fin Homes Ltd.	202,155	1,865,090
	Canara Bank	6,645,835	9,488,738
*	Capacit'e Infraprojects Ltd.	82,407	220,399
	Caplin Point Laboratories Ltd.	2,700	48,782
*	Cartrade Tech Ltd.	12,748	219,231
	Ceat Ltd.	109,117	3,991,671
	Century Enka Ltd.	29,599	131,778
	Chambal Fertilisers & Chemicals Ltd.	870,457	4,015,619
331

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cholamandalam Financial Holdings Ltd.	395,691	$6,478,614
	CIE Automotive India Ltd.	390,539	1,961,251
	Cipla Ltd.	790,605	10,918,017
	City Union Bank Ltd.	1,272,397	3,637,485
	CMS Info Systems Ltd.	20,862	63,900
	Container Corp. of India Ltd.	410,423	2,208,620
	Coromandel International Ltd.	9,978	210,734
	Cosmo First Ltd.	13,485	101,789
*	CSB Bank Ltd.	97,095	395,907
	Cyient Ltd.	128,294	1,187,176
	Dalmia Bharat Ltd.	287,396	5,790,647
*	Dalmia Bharat Refractories Ltd.	799	0
	Datamatics Global Services Ltd.	1,829	14,320
	DB Corp. Ltd.	118,702	270,665
	DCB Bank Ltd.	991,236	1,968,895
*	DCM Shriram Fine Chemicals Ltd.	4,862	1,338
*	DCM Shriram International Ltd.	4,862	3,358
	DCM Shriram Ltd.	198,900	2,538,603
	DCW Ltd.	322,905	162,220
	Deep Industries Ltd.	25,629	132,038
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	311,114	4,096,845
*	Delhivery Ltd.	82,038	405,367
	Delta Corp. Ltd.	54,577	40,972
*	Digitide Solutions Ltd.	45,222	46,219
Ω	Dilip Buildcon Ltd.	49,099	239,232
*	Dishman Carbogen Amcis Ltd.	326,616	636,368
	DLF Ltd.	621,310	3,868,414
#	Dr. Reddy's Laboratories Ltd., ADR	420,830	5,740,121
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	931,600	13,031,264
	eClerx Services Ltd.	1,013	15,335
	Edelweiss Financial Services Ltd.	730,629	882,654
*	EID Parry India Ltd.	507,826	4,542,256
	Electrosteel Castings Ltd.	905,986	786,623
	EPL Ltd.	271,090	652,214
		Shares	Value»
INDIA — (Continued)
*Ω	Equitas Small Finance Bank Ltd.	156,871	$110,768
	Escorts Kubota Ltd.	31,899	1,106,999
*	Eureka Forbes Ltd.	49,543	264,973
	Exide Industries Ltd.	1,037,403	3,947,327
	FDC Ltd.	121,626	473,067
*	Fedbank Financial Services Ltd.	12,058	18,671
	Federal Bank Ltd.	8,795,361	26,803,331
	FIEM Industries Ltd.	27,290	629,524
	Filatex India Ltd.	432,308	209,442
	Finolex Cables Ltd.	133,045	1,393,606
	Finolex Industries Ltd.	809,824	1,476,675
	Firstsource Solutions Ltd.	1,062,209	2,402,218
	Force Motors Ltd.	4,067	861,004
	Fortis Healthcare Ltd.	243,302	2,377,187
	G R Infraprojects Ltd.	6,898	67,996
	Gabriel India Ltd.	14,012	152,305
	GAIL India Ltd. (GAIL IN)	7,516,829	13,042,291
	Garware Hi-Tech Films Ltd.	2,592	110,020
	Gateway Distriparks Ltd.	1,318,343	805,309
	Geojit Financial Services Ltd.	30,015	20,578
	GHCL Ltd.	301,914	1,621,362
	GHCL Textiles Ltd.	339,043	324,194
	GIC Housing Finance Ltd.	31,531	50,448
Ω	Gland Pharma Ltd.	1,886	35,167
	Glenmark Pharmaceuticals Ltd.	544,622	13,813,832
	GM Breweries Ltd.	955	9,698
	Godawari Power & Ispat Ltd.	382,430	1,202,653
	Godfrey Phillips India Ltd.	138,807	3,316,261
*	Godrej Industries Ltd.	18,014	181,125
*	Godrej Properties Ltd.	36,112	700,021
	Goodluck India Ltd.	5,303	70,275
	Granules India Ltd.	568,863	4,222,747
	Graphite India Ltd.	99,552	740,896
	Grasim Industries Ltd.	890,461	26,327,944
	Great Eastern Shipping Co. Ltd.	503,782	8,430,718
*	Greenpanel Industries Ltd.	7,299	17,715
	Gujarat Alkalies & Chemicals Ltd.	122,273	1,028,847
	Gujarat Ambuja Exports Ltd.	632,836	1,040,310
332

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	15,590	$592,160
	Gujarat Mineral Development Corp. Ltd.	382,949	2,984,845
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	345,110	1,723,344
	Gujarat Pipavav Port Ltd.	739,234	1,214,834
	Gujarat State Fertilizers & Chemicals Ltd.	1,130,046	2,044,939
	Gujarat State Petronet Ltd.	1,318,554	3,979,159
	HDFC Bank Ltd.	10,996,321	90,295,157
	HEG Ltd.	262,231	1,644,701
	HeidelbergCement India Ltd.	316,649	530,461
	Hero MotoCorp Ltd. (HMCL IN)	182,434	9,879,434
	HFCL Ltd.	164,462	202,477
	HG Infra Engineering Ltd.	16,921	107,105
	Hikal Ltd.	204,638	408,302
	Himatsingka Seide Ltd.	4,883	4,595
	Hindalco Industries Ltd.	5,483,147	60,183,021
*	Hinduja Global Solutions Ltd.	56,267	241,995
	ICICI Bank Ltd. (IBN US), Sponsored ADR	804,919	21,402,793
	IDFC First Bank Ltd.	14,791,456	10,930,087
*	IFCI Ltd.	102,183	63,519
	IIFL Capital Services Ltd.	768,216	2,561,187
	IIFL Finance Ltd.	753,486	3,681,347
*	India Cements Ltd.	178,846	744,321
	India Glycols Ltd.	151,544	1,670,973
	India Nippon Electricals Ltd.	6,634	55,282
	Indian Bank	606,492	5,455,440
	Indian Metals & Ferro Alloys Ltd.	10,223	162,298
	Indo Count Industries Ltd.	269,979	805,062
*	Indus Towers Ltd.	4,000,754	17,361,326
*	IndusInd Bank Ltd.	1,177,129	11,478,623
	Info Edge India Ltd.	468,317	4,812,406
*	Inox Green Energy Services Ltd.	104,736	199,899
		Shares	Value»
INDIA — (Continued)
	IOL Chemicals & Pharmaceuticals Ltd.	512,670	$512,247
	Ipca Laboratories Ltd.	38,656	624,062
Ω	IRCON International Ltd.	616,627	1,000,877
	J Kumar Infraprojects Ltd.	207,810	1,142,464
	Jagran Prakashan Ltd.	42,054	29,396
	Jai Corp. Ltd.	50,855	62,079
	Jammu & Kashmir Bank Ltd.	1,487,514	2,043,958
	Jindal Poly Films Ltd.	54,978	421,321
	Jindal Saw Ltd.	1,508,427	3,586,409
	Jindal Stainless Ltd.	703,263	5,726,750
	Jindal Steel Ltd.	1,796,070	23,370,670
	Jio Financial Services Ltd.	9,844,822	25,752,456
	JK Lakshmi Cement Ltd.	245,240	1,674,495
	JK Paper Ltd.	431,544	1,643,220
	JK Tyre & Industries Ltd.	610,769	2,661,025
	JM Financial Ltd.	2,405,311	3,515,811
	JSW Energy Ltd.	673,885	3,995,683
	JSW Steel Ltd.	3,139,063	41,971,501
	JTL Industries Ltd.	20,971	17,397
	Jubilant Ingrevia Ltd.	53,900	401,510
	Jubilant Pharmova Ltd.	405,731	4,004,775
*	Just Dial Ltd.	5,531	30,996
	Kalpataru Projects International Ltd.	438,602	5,804,670
	Kalyani Steels Ltd.	92,366	834,174
	Karnataka Bank Ltd.	1,019,469	2,895,486
	Karur Vysya Bank Ltd.	2,638,871	8,165,709
	Kaveri Seed Co. Ltd.	84,229	866,638
	KCP Ltd.	109,886	209,072
	Kirloskar Ferrous Industries Ltd.	22,923	105,292
	Kirloskar Oil Engines Ltd.	233,842	4,222,065
	Kitex Garments Ltd.	65,764	116,173
	KNR Constructions Ltd.	447,105	595,080
*	Kolte-Patil Developers Ltd.	100,381	407,228
	Kotak Mahindra Bank Ltd.	1,590,130	6,465,540
	KRBL Ltd.	237,698	920,351
	Krsnaa Diagnostics Ltd.	12,690	78,556
333

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	L&T Finance Ltd.	2,844,416	$8,460,023
	Larsen & Toubro Ltd.	1,043,985	44,425,628
	LG Balakrishnan & Bros Ltd.	55,809	1,048,453
	LIC Housing Finance Ltd.	1,549,229	9,103,986
	LT Foods Ltd.	704,871	3,213,086
	Lupin Ltd.	390,200	9,567,080
	LUX Industries Ltd.	1,514	22,571
	Maharashtra Seamless Ltd.	294,087	1,991,437
	Mahindra & Mahindra Financial Services Ltd.	2,664,511	8,784,185
	Mahindra & Mahindra Ltd.	1,840,661	60,304,305
	Mahindra Lifespace Developers Ltd.	23,325	83,667
	Maithan Alloys Ltd.	22,953	239,633
*	Man Industries India Ltd.	32,838	184,614
	Manappuram Finance Ltd.	2,320,125	7,273,766
	Marksans Pharma Ltd.	966,304	1,897,729
	Maruti Suzuki India Ltd.	68,330	9,644,391
Ω	MAS Financial Services Ltd.	44,653	160,914
	Mastek Ltd.	1,510	27,266
*	Max Estates Ltd.	1,944	8,002
	Mayur Uniquoters Ltd.	31,030	180,063
*	Meghmani Organics Ltd.	339,460	176,902
	MOIL Ltd.	328,793	1,081,111
	Monte Carlo Fashions Ltd.	27,961	166,597
	Morepen Laboratories Ltd.	267,822	117,832
	MRF Ltd.	7,176	9,864,689
	Muthoot Finance Ltd.	50,771	1,843,917
	Natco Pharma Ltd.	133,104	1,539,572
	National Aluminium Co. Ltd.	3,840,493	16,088,861
	National Fertilizers Ltd.	369,527	306,767
	Nava Ltd.	659,778	4,605,751
	Navneet Education Ltd.	99,277	152,325
*	Nazara Technologies Ltd.	12,797	35,716
	NCC Ltd.	2,072,365	3,601,350
	NESCO Ltd.	31,071	405,711
		Shares	Value»
INDIA — (Continued)
	NIIT Learning Systems Ltd.	430,894	$1,412,121
	NIIT Ltd.	427,275	317,479
	Nilkamal Ltd.	35,509	488,827
	NMDC Ltd.	10,397,661	9,955,584
*	NMDC Steel Ltd.	2,233,783	1,011,786
	NOCIL Ltd.	333,297	636,103
	NRB Bearings Ltd.	106,464	317,769
	Nucleus Software Exports Ltd.	20,834	178,009
*	Nuvoco Vistas Corp. Ltd.	14,581	45,661
	Oberoi Realty Ltd.	239,718	4,237,317
*	Onesource Specialty Pharma Ltd.	32,897	609,371
	Orient Cement Ltd.	418,372	639,003
*	Orient Green Power Co. Ltd.	503,154	67,323
	Paisalo Digital Ltd.	157,006	83,069
	Panama Petrochem Ltd.	46,856	139,822
Ω	Paradeep Phosphates Ltd.	37,089	50,790
Ω	Parag Milk Foods Ltd., Class F	88,474	211,157
*	Patel Engineering Ltd.	988,169	296,538
	PCBL Chemical Ltd.	774,462	2,372,443
*	Pennar Industries Ltd.	110,596	195,997
	Petronet LNG Ltd.	3,739,500	11,030,092
*	Piramal Finance Ltd.	281,593	5,941,633
	Piramal Pharma Ltd.	1,576,843	2,705,231
Ω	PNB Housing Finance Ltd.	512,667	5,663,558
	PNC Infratech Ltd.	337,229	761,118
	Pokarna Ltd.	1,170	10,902
	Polyplex Corp. Ltd.	91,920	921,753
	Power Finance Corp. Ltd.	6,354,839	30,209,092
	Power Mech Projects Ltd.	13,818	366,156
	Prakash Industries Ltd.	453,205	684,546
Ω	Prataap Snacks Ltd.	3,176	33,541
	Prestige Estates Projects Ltd.	350,276	5,228,397
*	PSP Projects Ltd.	6,351	53,268
*	PTC India Financial Services Ltd.	696,718	229,811
	PTC India Ltd.	1,137,852	2,536,496
	Punjab National Bank	6,093,734	7,068,373
*	PVR Inox Ltd.	38,760	440,338
Ω	Quess Corp. Ltd.	18,269	38,192
	Rain Industries Ltd.	816,742	1,089,553
334

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rallis India Ltd.	340,356	$954,883
	Ramco Cements Ltd.	81,597	802,653
	Ramco Industries Ltd.	94,039	266,158
*	Ramky Infrastructure Ltd.	13,676	72,833
	Rane Holdings Ltd.	4,370	52,028
	Rashtriya Chemicals & Fertilizers Ltd.	975,347	1,337,885
*	Raymond Lifestyle Ltd.	133,014	1,129,497
*	Raymond Ltd.	166,268	825,387
*	Raymond Realty Ltd.	166,268	784,047
Ω	RBL Bank Ltd.	1,770,101	6,338,663
	REC Ltd.	7,352,254	27,675,604
	Redington Ltd.	3,478,812	7,962,139
	Redtape Ltd.	161,903	220,827
	Reliance Industries Ltd. (RIL IN)	21,851,121	332,607,122
*	Reliance Power Ltd.	8,487,744	2,602,621
	Repco Home Finance Ltd.	198,419	858,264
	Rhi Magnesita India Ltd.	13,368	57,187
	Rico Auto Industries Ltd.	203,415	244,503
	RITES Ltd.	119,262	276,312
*	RPSG Ventures Ltd.	4,159	37,429
*	SAMHI Hotels Ltd.	9,911	16,394
*	Sammaan Capital Ltd.	139,053	214,013
	Samvardhana Motherson International Ltd.	12,595,117	16,237,733
	Sandhar Technologies Ltd.	23,759	125,597
	Sandur Manganese & Iron Ores Ltd.	31,329	69,699
	Sanghvi Movers Ltd.	22,253	75,488
	Sarda Energy & Minerals Ltd.	200,161	1,253,199
	Sasken Technologies Ltd.	7,505	104,696
*	Satin Creditcare Network Ltd.	17,437	32,431
	Savita Oil Technologies Ltd.	19,237	73,163
	Seshasayee Paper & Boards Ltd.	83,170	235,203
Ω	SH Kelkar & Co. Ltd.	60,948	93,917
*	Shankara Buildpro Ltd.	8,436	99,874
	Sharda Cropchem Ltd.	63,237	718,093
*	Sheela Foam Ltd.	17,319	94,122
		Shares	Value»
INDIA — (Continued)
	Shilpa Medicare Ltd.	12,059	$52,355
	Shipping Corp. of India Land & Assets Ltd.	839,608	394,569
	Shipping Corp. of India Ltd.	841,720	2,716,367
	Shriram Finance Ltd.	4,303,590	42,854,299
	Shriram Pistons & Rings Ltd.	1,349	50,006
	Shyam Metalics & Energy Ltd.	13,352	122,787
	Siyaram Silk Mills Ltd.	37,678	228,890
	Sobha Ltd.	21,228	321,741
	Somany Ceramics Ltd.	6,442	32,109
	South Indian Bank Ltd.	6,471,133	2,711,139
	SP Apparels Ltd.	2,423	20,920
	Star Cement Ltd.	115,266	280,488
	State Bank of India (SBIN IN)	7,873,800	89,352,258
	State Bank of India (SBKFF US), GDR	19,590	2,237,178
	Steel Authority of India Ltd.	3,994,477	7,836,565
*	Sterlite Technologies Ltd.	28,950	90,729
	Strides Pharma Science Ltd.	312,359	3,438,450
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,595,092	30,583,975
	Sun TV Network Ltd.	333,968	2,150,690
	Sundaram-Clayton Ltd.	702	10,564
	Sunflag Iron & Steel Co. Ltd.	59,174	182,212
	Sunteck Realty Ltd.	173,757	626,328
	Surya Roshni Ltd.	309,920	826,861
	Talbros Automotive Components Ltd.	9,154	32,036
	Tamilnad Mercantile Bank Ltd.	2,918	22,718
	Tanla Platforms Ltd.	8,103	43,984
	Tata Chemicals Ltd.	752,322	6,419,483
	Tata Consumer Products Ltd.	485,561	5,883,525
*	Tata Motors Ltd./new	4,118,422	17,999,004
	Tata Motors Passenger Vehicles Ltd.	4,118,422	14,928,181
	Tata Steel Ltd.	25,119,759	56,182,344
	Tech Mahindra Ltd.	12,491	195,293
335

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Time Technoplast Ltd.	1,385,626	$2,848,142
	Tourism Finance Corp. of India Ltd.	230,580	176,491
	Transport Corp. of India Ltd.	126,919	1,246,032
	Trident Ltd.	465,215	128,428
	Triveni Engineering & Industries Ltd.	468,792	2,045,069
	TVS Srichakra Ltd.	7,893	322,908
	Uflex Ltd.	196,398	927,468
*Ω	Ujjivan Small Finance Bank Ltd.	954,037	575,666
*	Unichem Laboratories Ltd.	146,926	604,885
	Union Bank of India Ltd.	1,395,941	2,455,237
	Universal Cables Ltd.	1,218	10,790
	UPL Ltd.	1,356,419	9,235,801
	Usha Martin Ltd.	393,840	1,870,813
	VA Tech Wabag Ltd.	112,443	1,792,525
	Vaibhav Global Ltd.	50,098	115,809
	Vardhman Textiles Ltd.	702,522	4,573,408
	Veedol Corp. Ltd.	12,943	194,482
	Venky's India Ltd.	3,529	59,333
	Vindhya Telelinks Ltd.	14,407	209,734
	Vishnu Chemicals Ltd.	8,290	52,219
*	Vodafone Idea Ltd.	4,085,048	440,367
	Voltamp Transformers Ltd.	759	94,095
	Welspun Corp. Ltd.	591,274	7,923,966
	Welspun Enterprises Ltd.	376,817	2,089,445
	Welspun Living Ltd.	993,088	1,358,751
	West Coast Paper Mills Ltd.	150,784	773,643
	Wheels India Ltd.	3,350	42,935
	Wipro Ltd.	8,252,206	17,631,714
*	Yes Bank Ltd.	8,828,425	1,871,247
	Zee Entertainment Enterprises Ltd.	1,205,331	1,148,715
	Zensar Technologies Ltd.	308,505	1,681,906
	Zydus Lifesciences Ltd.	274,482	2,597,629
	Zydus Wellness Ltd.	123,632	663,621
TOTAL INDIA			1,924,784,992
INDONESIA — (1.1%)
	ABM Investama Tbk. PT	1,749,500	298,004
	Adi Sarana Armada Tbk. PT	4,537,700	211,684
		Shares	Value»
INDONESIA — (Continued)
*	Alam Sutera Realty Tbk. PT	2,985,000	$22,940
	Alamtri Minerals Indonesia Tbk. PT	9,068,300	971,168
	Alamtri Resources Indonesia Tbk. PT	51,872,500	7,565,290
	Aneka Tambang Tbk. PT	28,082,400	6,094,286
	Aspirasi Hidup Indonesia Tbk. PT	16,952,400	350,888
	Astra Agro Lestari Tbk. PT	1,663,967	778,552
	Astra International Tbk. PT	81,295,400	28,163,885
	Astra Otoparts Tbk. PT	2,237,900	332,557
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	4,143,200	239,540
	Bank Negara Indonesia Persero Tbk. PT	36,374,082	7,837,120
	Bank OCBC Nisp Tbk. PT	6,499,200	497,447
	Bank Pan Indonesia Tbk. PT	42,778,601	2,523,369
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	10,365,284	521,156
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	14,342,100	480,556
	Bank Tabungan Negara Persero Tbk. PT	26,825,915	2,105,473
	BFI Finance Indonesia Tbk. PT	5,532,200	255,752
	BISI International Tbk. PT	9,253,500	401,477
	Blue Bird Tbk. PT	497,500	44,405
*	Buana Lintas Lautan Tbk. PT	55,297,900	1,632,079
*	Bukalapak.com Tbk. PT	99,162,800	855,042
	Bukit Asam Persero Tbk. PT	19,060,700	3,162,788
*	Buma Internasional Grup Tbk. PT	14,137,100	206,091
*	Bumi Serpong Damai Tbk. PT	16,122,200	718,837
336

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ciputra Development Tbk. PT	58,089,578	$2,317,002
	Dayamitra Telekomunikasi PT	41,026,000	1,222,763
	Dharma Satya Nusantara Tbk. PT	14,424,900	1,465,522
	Elang Mahkota Teknologi Tbk. PT	33,623,700	1,606,753
	Elnusa Tbk. PT	18,387,300	841,570
*	Energi Mega Persada Tbk. PT	24,387,100	2,409,543
	Erajaya Swasembada Tbk. PT	48,693,800	1,153,831
	ESSA Industries Indonesia Tbk. PT	16,469,200	832,439
	Gajah Tunggal Tbk. PT	8,135,800	562,125
	Gudang Garam Tbk. PT	1,830,000	1,694,943
*	Harum Energy Tbk. PT	5,184,100	299,082
	Indah Kiat Pulp & Paper Tbk. PT	13,754,900	7,776,281
	Indika Energy Tbk. PT	8,454,400	1,786,946
	Indo Tambangraya Megah Tbk. PT	2,257,000	3,476,219
	Indocement Tunggal Prakarsa Tbk. PT	3,856,300	1,160,979
	Indofood Sukses Makmur Tbk. PT	24,262,000	9,464,372
	Japfa Comfeed Indonesia Tbk. PT	25,385,850	3,642,994
	Jaya Real Property Tbk. PT	43,375,300	2,740,179
	Kawasan Industri Jababeka Tbk. PT	136,923,356	1,425,025
	Medco Energi Internasional Tbk. PT	37,057,632	3,757,603
*	Media Nusantara Citra Tbk. PT	8,372,500	117,228
*	Merdeka Battery Materials Tbk. PT	36,173,000	1,418,967
	Metrodata Electronics Tbk. PT	5,843,050	190,875
	Mitra Adiperkasa Tbk. PT	16,626,900	1,170,340
	Mitra Pinasthika Mustika Tbk. PT	5,317,000	302,759
*	MNC Tourism Indonesia Tbk. PT	3,186,100	20,447
		Shares	Value»
INDONESIA — (Continued)
	Pabrik Kertas Tjiwi Kimia Tbk. PT	4,827,100	$2,416,852
	Pakuwon Jati Tbk. PT	31,540,600	575,864
*	Panin Financial Tbk. PT	65,508,700	918,137
*	Paninvest Tbk. PT	6,451,100	288,725
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	13,522,984	1,348,395
*	PP Persero Tbk. PT	8,322,600	125,176
	Puradelta Lestari Tbk. PT	1,797,000	14,661
	Salim Ivomas Pratama Tbk. PT	10,218,600	454,564
	Samudera Indonesia Tbk. PT	18,173,700	365,876
	Sarana Menara Nusantara Tbk. PT	16,526,100	454,315
	Sawit Sumbermas Sarana Tbk. PT	198,400	15,802
	Semen Indonesia Persero Tbk. PT	12,009,451	1,391,118
	Sumber Tani Agung Resources Tbk. PT	725,000	51,571
	Summarecon Agung Tbk. PT	36,111,700	646,927
	Surya Citra Media Tbk. PT	8,633,500	124,829
	Surya Semesta Internusa Tbk. PT	26,075,400	2,691,869
*††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	1,147,300	161,765
	Timah Tbk. PT	4,615,300	957,741
	Trimegah Bangun Persada Tbk. PT	13,249,100	800,819
	Triputra Agro Persada PT	3,649,900	442,731
	Tunas Baru Lampung Tbk. PT	10,171,400	425,956
	Unggul Indah Cahaya Tbk. PT	288,335	206,474
	United Tractors Tbk. PT	8,116,500	13,637,460
	Vale Indonesia Tbk. PT	9,732,019	3,861,790
*††	Waskita Karya Persero Tbk. PT	25,152,582	55,042
*††	Wijaya Karya Persero Tbk. PT	11,988,700	26,491
*	Wir Asia Tbk. PT	27,339,000	124,912
337

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XLSMART Telecom Sejahtera Tbk. PT	20,933,703	$3,557,377
TOTAL INDONESIA			155,270,412
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	3,414,725	2,817,664
*	Acico Industries Co. KSC	719,068	1,025,964
	Agility Public Warehousing Co. KSCC	6,638,111	3,114,494
	Al Ahli Bank of Kuwait KSCP	2,785,139	2,529,912
††	Al-Eid Food KSC	408,269	107,544
	Arzan Financial Group for Financing & Investment KPSC	4,016,034	4,742,721
	Beyout Holding Co. KPSC	31,963	38,684
	Boubyan Petrochemicals Co. KSCP	1,627,525	3,251,144
	Burgan Bank SAK	3,105,223	2,029,654
	Combined Group Contracting Co. SAK	324,825	1,014,874
*	First Investment Co. KSCP	563,353	227,745
	Gulf Bank KSCP	11,051,357	12,201,129
	Gulf Cables & Electrical Industries Group Co. KSCP	207,464	1,306,888
	Heavy Engineering & Ship Building Co. KSCP	99,618	250,198
	Integrated Holding Co. KCSC	368,166	504,413
	KAMCO Investment Co. KSC	216,619	142,099
	Kuwait Cement Co. KSC	165,971	236,686
	Kuwait Financial Centre SAK	81,754	38,086
	Kuwait International Bank KSCP	4,938,922	4,371,580
	Kuwait Investment Co. SAK	469,997	298,606
	Mezzan Holding Co. KSCC	167,418	697,829
		Shares	Value»
KUWAIT — (Continued)
	Mobile Telecommunications Co. KSCP	8,618,229	$15,976,879
*	Munshaat Real Estate Projects Co. KSCP	33,808	22,889
	National Bank of Kuwait SAKP	2,309,166	6,461,137
*	National Consumer Holding Co. SAK	1,097,967	382,292
	National Industries Group Holding SAK	6,624,807	5,589,829
	National Investments Co. KSCP	2,103,364	1,787,271
	Oula Fuel Marketing Co.	220,870	194,326
	Specialities Group Holding Co. KSCC	442,470	264,203
*	Warba Bank KSCP	11,650,151	11,040,858
TOTAL KUWAIT			82,667,598
MALAYSIA — (1.3%)
#	Aeon Co. M Bhd.	2,052,800	600,027
	AEON Credit Service M Bhd.	234,300	348,917
#*	AFFIN Bank Bhd.	7,969,049	5,062,247
#	Alliance Bank Malaysia Bhd.	5,503,964	6,466,508
	Allianz Malaysia Bhd.	119,400	622,259
	AMMB Holdings Bhd. (AMM MK)	7,834,962	12,140,500
#	Axiata Group Bhd.	5,873,900	3,478,297
#	Bank Islam Malaysia Bhd.	1,797,507	1,060,042
	Batu Kawan Bhd.	1,621,150	8,566,628
#*	Berjaya Corp. Bhd.	13,034,214	856,077
#*	Berjaya Property Bhd.	5,491,800	359,946
*	Bumi Armada Bhd.	2,477,800	250,408
#	Cahya Mata Sarawak Bhd.	1,577,600	495,452
#	CIMB Group Holdings Bhd.	18,673,856	36,063,121
#	Dayang Enterprise Holdings Bhd.	1,064,000	542,671
#	DRB-Hicom Bhd.	3,558,500	1,059,230
	Eastern & Oriental Bhd.	1,848,300	377,529
#	Eco World Development Group Bhd.	2,973,400	1,546,185
#	Genting Bhd.	7,005,200	4,542,174
	Genting Malaysia Bhd.	9,341,100	4,658,929
338

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Genting Plantations Bhd.	272,300	$355,952
	Guan Chong Bhd.	1,248,600	259,633
#	HAP Seng Consolidated Bhd.	474,582	346,785
#*	Hartalega Holdings Bhd.	3,436,000	972,112
#	Hibiscus Petroleum Bhd.	1,772,400	984,135
#	Hong Leong Financial Group Bhd.	1,248,434	5,927,588
*	IGB Bhd.	4,533,444	2,726,640
	IJM Corp. Bhd.	9,738,718	5,929,338
#	Insas Bhd.	1,544,300	336,862
#	IOI Properties Group Bhd.	5,148,525	5,388,217
#	Jaya Tiasa Holdings Bhd.	2,431,633	710,533
#	Keck Seng Malaysia Bhd.	740,900	1,004,526
#	Kossan Rubber Industries Bhd.	2,739,700	759,163
#	KSL Holdings Bhd.	1,372,265	1,060,266
	Kumpulan Fima Bhd.	552,500	353,645
	Land & General Bhd.	48,620	1,835
#	LBS Bina Group Bhd.	3,741,134	444,105
#	Leong Hup International Bhd.	2,395,100	447,018
#	Magnum Bhd.	3,225,245	1,040,813
	Mah Sing Group Bhd.	6,366,062	1,770,360
	Malayan Cement Bhd.	162,000	283,687
#	Malayan Flour Mills Bhd.	3,139,375	443,802
#	Matrix Concepts Holdings Bhd.	2,829,225	963,571
#	MBM Resources Bhd.	769,903	985,670
#	MBSB Bhd.	8,735,043	1,509,316
	Mega First Corp. Bhd.	972,400	759,696
	MISC Bhd.	4,074,104	8,595,632
#	MKH Bhd.	1,443,578	334,693
	MKH Oil Palm East Kalimantan Bhd.	268,982	41,309
#	MNRB Holdings Bhd.	2,006,779	1,255,683
#	Muhibbah Engineering M Bhd.	1,668,700	227,188
#	OCK Group Bhd.	213,300	20,980
#	Oriental Holdings Bhd.	2,554,379	4,643,341
#	OSK Holdings Bhd.	9,067,808	4,117,974
#	Pantech Group Holdings Bhd.	2,076,194	340,247
		Shares	Value»
MALAYSIA — (Continued)
#	Paramount Corp. Bhd.	1,435,655	$365,771
#	Perak Transit Bhd.	2,001,500	123,641
#	Petron Malaysia Refining & Marketing Bhd.	224,100	249,173
	Petronas Chemicals Group Bhd.	2,981,200	4,449,530
	PPB Group Bhd.	1,925,439	5,589,933
	RHB Bank Bhd.	7,326,108	15,022,013
#	Sarawak Oil Palms Bhd.	1,145,500	1,310,791
	Scientex Bhd.	71,800	68,399
	Sime Darby Bhd.	11,734,100	6,395,438
#	Sime Darby Property Bhd.	7,330,900	2,624,087
	SP Setia Bhd. Group	233,273	61,267
#	Suria Capital Holdings Bhd.	793,880	258,055
	Syarikat Takaful Malaysia Keluarga Bhd.	36,200	30,298
#	Ta Ann Holdings Bhd.	934,526	1,278,189
#	Top Glove Corp. Bhd.	7,228,000	1,319,991
#*	Tropicana Corp. Bhd.	2,525,361	772,029
#*	TSH Resources Bhd.	807,000	266,585
#	UEM Sunrise Bhd.	959,745	156,631
	United Malacca Bhd.	740,500	1,102,957
#	UOA Development Bhd.	8,288,500	3,751,313
*	Vantris Energy Bhd.	1,985,485	184,822
	Velesto Energy Bhd.	16,539,528	1,415,403
	VS Industry Bhd.	3,283,400	174,496
*	WCT Holdings Bhd.	3,325,424	398,503
	Yinson Holdings Bhd.	1,554,025	839,286
#	YTL Corp. Bhd.	1,663,260	856,616
TOTAL MALAYSIA			193,504,679
MEXICO — (2.4%)
#*	Alpek SAB de CV	8,767,826	6,274,026
Ω	Banco del Bajio SA	1,665,034	5,239,541
#	Becle SAB de CV	85,302	69,097
	Cemex SAB de CV (CEMEXCPO MM)	4,497,186	5,524,780
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	40,192,961
*	Controladora AXTEL SAB de CV	23,823,748	1,140,147
	Corp. Actinver SAB de CV	89,268	114,980
339

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	814,543	$1,911,799
	Cydsa SAB de CV	5,874	10,088
*	Dine SAB de CV	993,273	1,251,222
	El Puerto de Liverpool SAB de CV, Class C1	488,179	2,885,170
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	368,705	4,354,976
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	57,676	6,819,610
	GCC SAB de CV	448,657	5,291,628
#	Genomma Lab Internacional SAB de CV, Class B	2,013,027	1,893,353
	Gentera SAB de CV	3,390,281	8,859,738
#	Grupo Bimbo SAB de CV	639,243	2,172,954
#	Grupo Carso SAB de CV	1,989,141	15,182,309
#	Grupo Comercial Chedraui SA de CV	474,710	2,777,577
	Grupo Financiero Banorte SAB de CV, Class O	3,710,530	40,436,997
#	Grupo Financiero Inbursa SAB de CV, Class O	5,380,795	13,245,223
	Grupo Gigante SAB de CV	471,076	864,298
*	Grupo Industrial Saltillo SAB de CV	1,263,366	904,032
	Grupo Mexico SAB de CV	4,031,177	44,192,140
*	Grupo Posadas SAB de CV	71,236	121,523
*	Grupo Simec SAB de CV (SIMECB MM)	689,708	6,553,973
*	Industrias CH SAB de CV	1,702,620	15,400,434
*	Industrias Penoles SAB de CV	505,357	25,631,640
	KUO SAB de CV	1,904,343	6,321,828
#	La Comer SAB de CV	2,667,900	6,026,581
	Megacable Holdings SAB de CV	1,737,445	6,109,926
		Shares	Value»
MEXICO — (Continued)
*	Minera Frisco SAB de CV, Class A1	4,888,469	$2,644,533
*Ω	Nemak SAB de CV	8,259,761	1,560,364
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	12,920	12,292
*	Orbia Advance Corp. SAB de CV	2,690,569	3,208,321
	Organizacion Cultiba SAB de CV	106,882	79,358
#	Organizacion Soriana SAB de CV, Class B	13,553,166	25,991,417
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	9,092,268
	Regional SAB de CV	259,183	2,176,018
	Sigma Foods SAB de CV	26,730,306	25,401,327
*	Vitro SAB de CV	733,580	236,009
TOTAL MEXICO			348,176,458
PHILIPPINES — (0.4%)
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	9,126,106	1,269,499
*	Atlas Consolidated Mining & Development Corp.	2,155,600	265,209
	Ayala Corp.	272,770	2,073,988
	Ayala Land, Inc.	9,284,100	2,284,342
	BDO Unibank, Inc.	1,523,371	2,848,635
	Belle Corp.	4,041,000	85,472
	China Banking Corp.	7,394,692	7,236,721
	Cosco Capital, Inc.	5,754,100	627,859
	DMCI Holdings, Inc.	9,189,700	1,431,088
	East West Banking Corp.	1,728,600	395,344
	Filinvest Land, Inc.	40,964,978	505,560
	First Philippine Holdings Corp.	3,175,100	4,158,751
	GT Capital Holdings, Inc.	211,177	1,624,277
	JG Summit Holdings, Inc.	6,493,257	2,866,748
	LT Group, Inc.	6,699,200	1,634,980
	Megaworld Corp.	46,669,300	1,576,342
	Metropolitan Bank & Trust Co.	6,424,472	7,005,954
	Petron Corp.	8,546,900	408,322
340

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philcomsat Holdings Corp.	497,957	$972,018
	Philex Mining Corp.	2,340,000	359,220
	Philippine National Bank	2,767,885	2,586,008
*††	Philippine National Construction Corp.	398,900	0
	Philippine Savings Bank	1,644,719	1,523,241
*††	Philtown Properties, Inc.	6,701	0
*††	Phoenix Petroleum Philippines, Inc.	1,259,500	15,981
	Puregold Price Club, Inc.	1,902,800	1,331,336
	RFM Corp.	762,400	68,625
	Rizal Commercial Banking Corp.	4,608,906	1,724,431
	Robinsons Land Corp.	11,814,608	3,339,569
	Robinsons Retail Holdings, Inc.	616,960	474,046
	San Miguel Corp.	3,665,606	4,287,391
	Security Bank Corp.	1,298,264	1,372,536
*	Top Frontier Investment Holdings, Inc.	352,912	294,386
	Union Bank of the Philippines	5,794,030	2,463,518
	Vista Land & Lifescapes, Inc.	11,841,968	192,370
TOTAL PHILIPPINES			59,303,767
POLAND — (1.4%)
	Agora SA	187,785	441,178
	Alior Bank SA	447,982	15,301,608
	Asseco Poland SA	65,446	3,301,348
	Auto Partner SA	5,485	32,509
	Bank Handlowy w Warszawie SA	5,468	172,341
	Bank Polska Kasa Opieki SA	14,932	934,720
	Boryszew SA	290,767	395,875
#*	Cyfrowy Polsat SA	340,761	1,413,375
	Develia SA	699,069	2,028,816
*	Enea SA	1,487,673	9,061,016
#	Inter Cars SA	856	174,711
*	KGHM Polska Miedz SA	451,123	37,894,302
#	Mirbud SA	39,670	121,060
	ORLEN SA	2,718,241	99,902,312
*	PGE Polska Grupa Energetyczna SA	3,143,035	9,244,364
		Shares	Value»
POLAND — (Continued)
*	PKP Cargo SA	43,828	$173,282
	Stalexport Autostrady SA	176,122	137,759
*	Tauron Polska Energia SA	6,290,894	16,439,390
TOTAL POLAND			197,169,966
QATAR — (0.5%)
	Aamal Co.	8,418,106	1,794,393
	Al Khaleej Takaful Group QSC	713,723	498,526
	Al Rayan Bank	13,039,059	7,755,024
	Alijarah Holding Co. QPSC	1,880,527	340,010
*	Baladna	2,831,230	1,005,513
	Barwa Real Estate Co.	7,041,596	4,561,684
	Commercial Bank PSQC	9,004,733	10,648,669
	Doha Bank QPSC	9,287,581	6,884,271
	Doha Insurance Co. QSC	63,045	51,073
*	Estithmar Holding QPSC	1,078,907	1,169,810
	Gulf International Services QSC	5,507,630	3,141,972
	Gulf Warehousing Co.	911,376	548,570
	Lesha Bank LLC	935,316	497,312
*	Mazaya Real Estate Development QPSC	3,193,911	500,282
	Medicare Group	958,142	1,450,595
	Mesaieed Petrochemical Holding Co.	9,579,566	3,121,160
	Ooredoo QPSC	3,550,263	13,369,897
	Qatar Aluminum Manufacturing Co.	624,128	277,387
	Qatar Fuel QSC	368,942	1,452,044
	Qatar Industrial Manufacturing Co. QSC	47,636	29,270
	Qatar Insurance Co. SAQ	2,502,828	1,575,831
	Qatar National Cement Co. QSC	928,171	715,896
	Qatar Navigation QSC	2,435,486	6,886,377
	Salam International Investment Ltd. QSC	5,523,236	1,180,462
341

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	6,051,972	$1,414,607
	Vodafone Qatar PQSC	3,904,808	2,858,680
TOTAL QATAR			73,729,315
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,296	0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0
SAUDI ARABIA — (2.5%)
	Ades Holding Co.	168,480	885,216
	Al Babtain Power & Telecommunication Co.	103,077	1,834,279
	Al Hammadi Holding	38,324	269,516
	Al Hassan Ghazi Ibrahim Shaker Co.	119,714	507,487
	Al Jouf Agricultural Development Co.	63,001	813,036
*	Al Khaleej Training & Education Co.	23,588	103,919
	Alaseel Co.	161,001	160,130
	AlJazira Takaful Ta'awuni Co.	132,601	402,704
*	Allianz Saudi Fransi Cooperative Insurance Co.	102,299	243,206
	Almarai Co. JSC	217,674	2,407,675
	Alujain Corp.	54,667	439,638
*	Amlak International Finance Co.	73,380	206,685
	Arab National Bank	3,318,001	19,102,284
*	Arabia Insurance Cooperative Co.	21,449	47,321
	Arabian Cement Co.	244,401	1,545,846
	Arabian Drilling Co.	112,773	2,737,501
	Arabian Pipes Co.	246,477	477,876
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arriyadh Development Co.	126,074	$608,671
	Bank Al-Jazira	2,485,865	7,796,434
	Banque Saudi Fransi	4,548,646	23,459,558
	Basic Chemical Industries Ltd.	60,464	417,163
*	Bawan Co.	4,179	48,813
	City Cement Co.	186,008	619,985
*	Dar Al Arkan Real Estate Development Co.	2,573,383	12,180,685
	Eastern Province Cement Co.	191,726	1,198,865
*	Emaar Economic City	105,325	311,132
	Etihad Etisalat Co.	1,449,317	25,164,187
	Gulf Insurance Group	16,967	113,179
*	Herfy Food Services Co.	48,800	195,236
*	Jabal Omar Development Co.	288,474	1,220,352
*	Lumi Rental Co.	13,852	145,243
*	Malath Cooperative Insurance Co.	8,279	19,749
	Middle East Healthcare Co.	115,318	1,137,979
	Middle East Specialized Cables Co.	45,017	376,740
	Mobile Telecommunications Co. Saudi Arabia	2,157,276	6,756,667
*	Najran Cement Co.	243,315	392,814
*	National Agriculture Development Co.	385,197	1,649,538
	National Co. for Glass Industries	30,391	308,408
	Nayifat Finance Co.	198,338	534,717
	Northern Region Cement Co.	339,683	638,148
	Qassim Cement Co.	16,350	189,911
*	Rabigh Refining & Petrochemical Co.	1,278,654	5,055,678
	Riyad Bank	2,096,320	11,609,028
	Riyadh Cement Co.	147,634	944,527
	SABIC Agri-Nutrients Co.	77,396	3,009,539
	Sahara International Petrochemical Co.	1,381,379	5,921,995
	Saudi Awwal Bank	3,953,623	35,963,087
	Saudi Basic Industries Corp.	1,767,794	28,890,328
	Saudi Ceramic Co.	178,072	1,467,013
	Saudi Chemical Co. Holding	677,493	1,519,441
342

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Industrial Investment Group	205,834	$766,771
	Saudi Investment Bank	2,364,754	8,357,717
*	Saudi Kayan Petrochemical Co.	81,346	130,235
*	Saudi Marketing Co.	77,373	270,047
	Saudi National Bank	9,151,089	95,943,228
*	Saudi Public Transport Co.	118,023	358,884
	Saudi Telecom Co.	1,816,219	21,109,898
*	Savola Group	225,894	1,631,807
*	Seera Group Holding	877,333	5,015,198
*	SHL Finance Co.	10,743	45,391
*	Sinad Holding Co.	251,253	584,320
	Southern Province Cement Co.	61,036	343,529
	Sumou Real Estate Co.	11,445	92,107
	Sustained Infrastructure Holding Co.	204,407	1,890,117
	Tabuk Cement Co.	168,033	358,657
	Tanmiah Food Co.	13,706	238,756
*	Umm Al-Qura Cement Co.	80,590	305,516
	United International Transportation Co.	158,804	1,762,558
*	Wataniya Insurance Co.	59,952	216,731
	Yamama Cement Co.	538,960	3,819,238
	Yanbu Cement Co.	174,424	706,377
	Yanbu National Petrochemical Co.	792,503	7,773,644
TOTAL SAUDI ARABIA			363,769,855
SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	2,859,706	40,096,253
	AECI Ltd.	460,300	3,048,845
	African Rainbow Minerals Ltd.	369,555	4,948,172
#	Alexander Forbes Group Holdings Ltd.	699,133	315,566
	Altron Ltd., Class A	161,302	218,797
	Aspen Pharmacare Holdings Ltd.	488,318	4,055,710
	Astral Foods Ltd.	163,738	2,408,706
	Bidvest Group Ltd.	176,703	2,483,131
	Blu Label Unlimited Group Ltd.	1,880,751	999,293
#*	Brait PLC	10,507,252	1,389,887
		Shares	Value»
SOUTH AFRICA — (Continued)
	Caxton & CTP Publishers & Printers Ltd.	590,118	$458,292
	DataTec Ltd.	3,712,242	15,991,686
	Exxaro Resources Ltd.	883,630	11,663,414
	Foschini Group Ltd.	1,246,122	5,239,141
	Grindrod Ltd.	531,604	717,821
	Hudaco Industries Ltd.	154,136	1,789,234
	Impala Platinum Holdings Ltd.	2,150,899	30,149,237
	Investec Ltd.	326,109	2,718,994
*	KAP Ltd.	6,420,958	934,910
	Kumba Iron Ore Ltd.	30,297	568,267
	Lewis Group Ltd.	495,000	2,531,471
	Life Healthcare Group Holdings Ltd.	1,874,300	1,397,246
	Merafe Resources Ltd.	3,474,365	239,574
*	Metair Investments Ltd.	741,679	228,855
	Momentum Group Ltd.	5,684,452	12,919,814
	Motus Holdings Ltd.	661,428	4,425,237
	Mpact Ltd.	1,493,018	1,939,848
	MTN Group Ltd.	6,222,257	78,326,267
	Naspers Ltd., Class N	462,565	25,047,847
	Nedbank Group Ltd.	1,601,161	25,564,827
	Netcare Ltd.	4,590,704	4,761,424
	Northam Platinum Holdings Ltd.	158,972	3,065,187
	Oceana Group Ltd.	283,467	951,551
	Old Mutual Ltd. (OMU SJ)	7,714,068	6,306,949
	Omnia Holdings Ltd.	1,095,565	6,356,133
Ω	Pepkor Holdings Ltd.	8,496,017	11,224,326
*	Pick n Pay Stores Ltd.	863,868	1,023,791
	PPC Ltd.	5,215,660	1,906,817
	Raubex Group Ltd.	1,103,796	3,405,861
	RCL Foods Ltd.	159,113	81,312
	Reunert Ltd.	620,037	2,595,745
	Sanlam Ltd.	1,172,999	6,041,423
#*	Sappi Ltd.	1,780,391	1,727,316
*	Sasol Ltd. (SOL SJ)	619,470	8,610,356
	Sibanye Stillwater Ltd. (SSW SJ)	462,281	1,382,025
	Southern Sun Ltd.	769,551	465,198
	Standard Bank Group Ltd.	2,767,483	53,333,177
	Super Group Ltd.	1,300,939	1,246,216
	Telkom SA SOC Ltd.	1,057,072	3,817,774
343

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Thungela Resources Ltd. (TGA SJ)	406,589	$3,534,854
	Tsogo Sun Ltd.	47,126	19,806
	Wilson Bayly Holmes-Ovcon Ltd.	78,538	811,613
	Zeda Ltd.	737,511	645,034
TOTAL SOUTH AFRICA			406,130,230
SOUTH KOREA — (16.9%)
#	ABOV Semiconductor Co. Ltd.	18,153	173,614
	Advanced Process Systems Corp.	29,135	520,329
#	Aekyung Chemical Co. Ltd.	35,104	370,425
*	AeroSpace Technology of Korea, Inc.	74,844	39,891
#*	Agabang & Co.	31,906	113,983
	Ahnlab, Inc.	4,917	210,257
	AJ Networks Co. Ltd.	19,835	71,167
#	Ajin Industrial Co. Ltd.	125,293	316,882
#*	ALUKO Co. Ltd.	161,056	327,899
	Amorepacific Corp.	46,110	4,227,507
#	Amorepacific Holdings Corp.	37,886	717,589
*	Amotech Co. Ltd.	10,172	153,710
#*	Ananti, Inc.	32,087	154,496
	Anapass, Inc.	1,256	14,861
	ANIPLUS, Inc.	48,123	92,705
*	APS Innovation Co. Ltd.	22,349	100,926
#	Asia Cement Co. Ltd.	85,939	682,305
#	ASIA Holdings Co. Ltd.	4,148	758,829
#	Asia Paper Manufacturing Co. Ltd.	115,900	709,328
	ATON, Inc.	9,121	50,035
#	Avaco Co. Ltd.	20,766	224,524
	Baiksan Co. Ltd.	2,403	20,092
#	BGF Co. Ltd.	29,884	105,949
	BGF retail Co. Ltd.	5,639	504,056
	BH Co. Ltd.	78,558	1,853,712
#	Binggrae Co. Ltd.	6,739	342,583
#	Bio Plus Co. Ltd.	48,232	189,494
#*	Bioneer Corp.	19,751	140,669
	BioNote, Inc.	4,729	16,344
#	BNC Korea, Inc.	103,648	280,648
	BNK Financial Group, Inc.	867,778	11,018,363
#	Boditech Med, Inc.	22,494	178,177
		Shares	Value»
SOUTH KOREA — (Continued)
#	Bookook Securities Co. Ltd.	12,625	$628,870
#	Boryung	62,316	420,065
#	Bukwang Pharmaceutical Co. Ltd.	82,932	355,747
	BYC Co. Ltd.	7,520	254,705
	C&G Hi Tech Co. Ltd.	14,567	223,425
#	Cape Industries Ltd.	15,089	163,066
#	Cheil Electric Co. Ltd.	7,588	89,241
#	Cheil Worldwide, Inc.	90,564	1,227,882
#	Chemtronics Co. Ltd.	17,583	451,394
	Cheryong Industrial Co. Ltd.	7,141	56,744
#*	Choil Aluminum Co. Ltd.	101,672	119,426
#	Chong Kun Dang Pharmaceutical Corp.	12,214	709,576
	Chongkundang Holdings Corp.	4,314	143,959
#*	CJ CGV Co. Ltd.	137,356	457,794
	CJ CheilJedang Corp.	31,866	5,329,315
#	CJ Corp.	53,104	8,086,553
*	CJ ENM Co. Ltd.	4,026	147,927
	CJ Freshway Corp.	15,663	305,386
#	CJ Logistics Corp.	13,848	950,945
	CLIO Cosmetics Co. Ltd.	8,399	75,426
*	ContentreeJoongAng Corp.	2,477	10,109
*	Coway Co. Ltd.	60,865	3,538,583
	CR Holdings Co. Ltd.	54,324	187,994
#*	Creative & Innovative System	70,819	823,254
#*	CS Bearing Co. Ltd.	14,785	92,098
	CS Wind Corp.	32,640	1,588,888
*	Cube Entertainment, Inc.	173	1,227
#	Cuckoo Holdings Co. Ltd.	11,840	235,816
#	Cuckoo Homesys Co. Ltd.	13,725	225,858
#	Cymechs, Inc.	11,741	297,802
#	Dae Won Kang Up Co. Ltd.	215,821	637,237
#	Daechang Forging Co. Ltd.	28,870	138,998
#	Daedong Corp.	57,366	393,744
#	Daeduck Co. Ltd.	57,090	644,032
	Daehan Flour Mill Co. Ltd.	3,860	407,288
#	Daehan Steel Co. Ltd.	95,220	814,208
344

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daejoo Co. Ltd.	19,909	$46,440
#	Daesang Corp.	66,213	928,038
	Daesang Holdings Co. Ltd.	52,211	337,604
#	Daesung Industrial Co. Ltd.	25,067	120,059
	Daewon Pharmaceutical Co. Ltd.	7,760	56,241
#	Daewon San Up Co. Ltd.	30,729	286,595
#*	Daewoo Engineering & Construction Co. Ltd.	761,988	18,261,614
	Daewoong Co. Ltd.	43,049	662,896
#	Daewoong Pharmaceutical Co. Ltd.	1,483	149,508
	Daeyang Electric Co. Ltd.	5,767	122,355
*††	Dahaam E-Tec Co. Ltd.	3,535	0
	Daihan Pharmaceutical Co. Ltd.	10,330	200,159
	Daishin Securities Co. Ltd.	99,927	2,588,872
#	Daol Investment & Securities Co. Ltd.	180,886	543,229
	Daou Data Corp.	46,022	723,522
	Daou Technology, Inc.	131,192	4,153,710
	Dasan Networks, Inc.	10,816	36,688
	DB HiTek Co. Ltd.	57,471	6,223,022
#	DB Insurance Co. Ltd.	87,724	9,982,424
	DB Securities Co. Ltd.	140,290	1,302,905
#*	DB, Inc.	152,549	207,407
	Dentium Co. Ltd.	9,804	354,558
	Deutsch Motors, Inc.	3,966	15,027
	Device Co. Ltd.	5,936	81,257
	DI Dong Il Corp.	21,338	435,474
*	DIO Corp.	7,361	85,823
#	DIT Corp.	21,233	361,241
#	DL E&C Co. Ltd.	119,640	8,064,633
#*	DL Holdings Co. Ltd.	44,359	2,158,930
††	DMS Co. Ltd.	57,125	318,902
#	DN Automotive Corp.	61,594	2,010,156
	DNF Co. Ltd.	8,516	137,558
#	Dong-A Socio Holdings Co. Ltd.	6,464	428,677
	Dong-A ST Co. Ltd.	725	21,786
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-Ah Geological Engineering Co. Ltd.	1,189	$14,469
	Dongbang Transport Logistics Co. Ltd.	54,569	107,646
	Dongkoo Bio & Pharma Co. Ltd.	32,498	113,295
	DongKook Pharmaceutical Co. Ltd.	46,767	758,274
#	Dongkuk CM Co. Ltd.	97,951	452,456
#*	Dongkuk Holdings Co. Ltd.	61,326	471,357
	Dongkuk Industries Co. Ltd.	30,871	75,678
#	Dongkuk Steel Mill Co. Ltd.	177,472	1,853,904
#	Dongsuh Cos., Inc.	10,081	182,412
#	Dongsung Chemical Co. Ltd.	56,007	166,493
#*	Dongwha Enterprise Co. Ltd.	26,171	206,498
	Dongwha Pharm Co. Ltd.	17,888	73,184
	Dongwon Industries Co. Ltd.	8,277	216,682
	Dongwon Systems Corp.	4,891	93,113
#	Dongyang E&P, Inc.	28,974	669,405
	Doosan Bobcat, Inc.	233,044	11,461,964
#	DoubleUGames Co. Ltd.	22,113	914,026
*	Dream Security Co. Ltd.	44,782	83,695
#	Dreamtech Co. Ltd.	49,395	225,532
#	DS Dansuk Co. Ltd.	16,894	275,862
*	Duk San Neolux Co. Ltd.	21,399	735,388
*	Duksan Hi-Metal Co. Ltd.	48,118	605,245
	DY POWER Corp.	24,508	256,795
#	Easy Holdings Co. Ltd.	121,416	449,083
#*	Eco&Dream Co. Ltd.	11,589	152,629
#	Ecoplastic Corp.	53,258	132,995
#	Elentec Co. Ltd.	18,116	157,118
	E-MART, Inc.	15,751	1,140,726
#	ENF Technology Co. Ltd.	4,830	192,420
#	Eugene Investment & Securities Co. Ltd.	231,320	881,639
#	Eusu Holdings Co. Ltd.	38,014	160,607
#	Exem Co. Ltd.	108,160	143,953
345

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Co. Ltd.	19,853	$902,062
	F&F Holdings Co. Ltd.	3,441	44,838
#	Fursys, Inc.	20,360	492,836
	Gabia, Inc.	2,184	44,751
*	GAEASOFT	16,032	81,726
#	GC Biopharma Corp.	9,905	923,031
#	GC Corp.	38,188	361,390
	GC MediAI Corp.	32,287	88,878
	Geumhwa PSC Co. Ltd.	3,910	106,848
	Global Standard Technology Co. Ltd.	19,529	654,647
#	GOLFZON Co. Ltd.	8,495	294,797
#	Golfzon Holdings Co. Ltd.	65,288	231,565
#	Grand Korea Leisure Co. Ltd.	12,281	100,319
#	GS Engineering & Construction Corp.	123,993	3,218,463
#	GS Global Corp.	174,395	603,941
	GS Holdings Corp. (078930 KS)	187,901	10,436,081
#	GS P&L Co. Ltd.	28,396	1,066,414
	GS Retail Co. Ltd.	34,209	544,292
#	Gwangju Shinsegae Co. Ltd.	14,145	368,445
	HAESUNG DS Co. Ltd.	18,434	1,016,660
	Hana Financial Group, Inc.	1,077,892	93,648,896
*	Hancom WITH, Inc.	10,528	49,379
	Hancom, Inc.	11,617	162,150
	Handsome Co. Ltd.	40,463	728,344
#	Hanil Cement Co. Ltd.	28,820	341,615
#	Hanil Holdings Co. Ltd.	81,808	971,258
#	Hanjin Logistics Corp.	29,653	389,830
	Hankook Cosmetics Manufacturing Co. Ltd.	2,840	19,366
#	Hankook Tire & Technology Co. Ltd.	280,055	11,269,713
#	Hanla IMS Co. Ltd.	4,603	65,541
#	HanmiGlobal Co. Ltd.	9,087	172,856
#*	Hanon Systems	719,311	2,069,016
#	Hansae Co. Ltd.	33,562	262,385
#	Hanshin Construction Co. Ltd.	10,048	101,379
	Hanshin Machinery Co.	23,938	75,195
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Holdings Co. Ltd.	23,087	$52,397
*	Hansol IONES Co. Ltd.	22,721	263,619
	Hansol Paper Co. Ltd.	28,944	166,593
#	Hansol Technics Co. Ltd.	88,752	492,648
#*	Hanssem Co. Ltd.	5,068	155,265
	Hanwha Corp.	9,875	897,707
#*	Hanwha Galleria Corp.	68,751	142,998
#*	Hanwha General Insurance Co. Ltd.	155,536	699,367
#*	Hanwha Investment & Securities Co. Ltd.	200,945	1,034,400
#*	Hanwha Life Insurance Co. Ltd.	758,873	2,516,438
*	Hanwha Solutions Corp.	275,205	9,544,712
#*	Hanyang Digitech Co. Ltd.	9,393	199,377
#*	Hanyang Eng Co. Ltd.	48,501	1,061,063
	Hanyang Securities Co. Ltd.	49,973	970,336
	Harim Co. Ltd.	62,211	138,194
	Harim Holdings Co. Ltd.	212,519	1,887,123
#	HB SOLUTION Co. Ltd.	118,924	186,935
	HD Construction Equipment Co. Ltd.	132,653	16,665,843
	HD Hyundai Co. Ltd.	125,115	26,563,876
	HDC Holdings Co. Ltd.	44,476	848,312
#	HDC Hyundai Development Co-Engineering & Construction	139,507	2,173,720
	Hecto Innovation Co. Ltd.	12,889	180,352
*	HFR, Inc.	14,451	288,503
	High Tech Pharm Co. Ltd.	1,082	14,085
#	Hite Jinro Co. Ltd.	32,251	373,501
	HK inno N Corp.	47,389	1,697,061
	HL Holdings Corp.	13,835	406,456
#	HL Mando Co. Ltd.	111,497	4,342,963
#	HMM Co. Ltd.	812,530	11,325,994
*	Hotel Shilla Co. Ltd.	9,274	413,309
#	HS Hyosung Advanced Materials Corp.	5,705	1,045,905
346

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HS Hyosung Corp.	478	$21,400
	HS Industries Co. Ltd.	41,836	98,834
#	Humedix Co. Ltd.	9,553	229,501
	Huons Co. Ltd.	12,350	220,364
	Huons Global Co. Ltd.	6,577	282,232
#*	Husteel Co. Ltd.	44,962	207,332
#	Hwa Shin Co. Ltd.	74,932	631,052
	Hwacheon Machinery Co. Ltd.	11,290	38,858
#	Hwaseung Enterprise Co. Ltd.	39,198	128,525
#	Hy-Lok Corp.	38,182	1,144,006
	Hyosung Corp.	13,733	2,140,800
#	Hyosung TNC Corp.	6,812	2,396,816
#	Hyundai BNG Steel Co. Ltd.	23,894	279,145
#	HYUNDAI Corp.	27,560	580,332
	Hyundai Department Store Co. Ltd.	35,178	2,601,481
#	Hyundai Engineering & Construction Co. Ltd.	203,254	22,510,422
	HYUNDAI EVERDIGM Corp.	7,017	43,683
	Hyundai Ezwel Co. Ltd.	10,845	45,579
	Hyundai Futurenet Co. Ltd.	68,828	155,596
#	Hyundai GF Holdings	110,569	1,079,094
	Hyundai Glovis Co. Ltd.	98,719	15,242,571
#	Hyundai Green Food	30,373	338,988
	Hyundai Home Shopping Network Corp.	3,853	221,737
#	Hyundai Hyms Co. Ltd.	6,482	87,474
#*	Hyundai Marine & Fire Insurance Co. Ltd.	154,473	3,183,698
	Hyundai Mobis Co. Ltd.	119,829	34,656,814
#	Hyundai Motor Co.	470,778	170,638,085
#	Hyundai Motor Securities Co. Ltd.	74,555	557,669
	Hyundai Steel Co.	219,869	6,391,430
	Hyundai Wia Corp.	64,021	3,604,319
#	HyVision System, Inc.	12,909	161,395
	iFamilySC Co. Ltd.	4,750	34,840
#	Iljin Holdings Co. Ltd.	73,029	512,249
	Iljin Power Co. Ltd.	7,136	105,767
#	Ilshin Spinning Co. Ltd.	52,768	477,722
		Shares	Value»
SOUTH KOREA — (Continued)
	iM Financial Group Co. Ltd.	564,908	$7,310,531
#	iMarketKorea, Inc.	72,189	370,174
#	InBody Co. Ltd.	14,253	284,967
#	Industrial Bank of Korea	982,569	15,061,658
	Infinitt Healthcare Co. Ltd.	2,389	11,914
	Innocean Worldwide, Inc.	24,168	323,764
	Innox Advanced Materials Co. Ltd.	29,917	700,027
*	Insun ENT Co. Ltd.	9,964	31,283
#*	Interflex Co. Ltd.	27,804	254,936
	Interojo Co. Ltd.	4,949	72,199
#	INTOPS Co. Ltd.	41,391	522,586
#	IS Dongseo Co. Ltd.	46,969	849,588
#	i-SENS, Inc.	33,098	475,848
#*	ITM Semiconductor Co. Ltd.	5,647	65,397
#*	Jahwa Electronics Co. Ltd.	34,278	1,139,812
	JB Financial Group Co. Ltd.	490,101	9,069,292
*	Jeil Pharmaceutical Co. Ltd.	7,250	68,840
*	Jin Air Co. Ltd.	7,697	32,693
#	Jinsung T.E.C.	21,307	259,696
	JS Corp.	3,664	36,774
#	JVM Co. Ltd.	12,424	210,079
	JW Holdings Corp.	9,019	26,165
	JW Life Science Corp.	10,061	87,976
	JW Pharmaceutical Corp.	15,720	332,785
*	K Ensol Co. Ltd.	3,025	28,903
	Kakao Corp.	79,121	2,547,146
#	Kangnam Jevisco Co. Ltd.	39,626	450,322
#	Kangwon Land, Inc.	203,625	2,369,994
#	KB Financial Group, Inc. (KB US), ADR	1,711,529	190,356,255
#	KC Co. Ltd.	34,924	934,456
	KC Tech Co. Ltd.	8,327	351,974
	KCC Corp.	16,239	6,159,020
	KCC Glass Corp.	18,961	375,735
#	KCTC	37,124	149,432
#	KEPCO Plant Service & Engineering Co. Ltd.	11,320	480,551
#*	KG Chemical Corp.	111,468	534,332
#	KG Dongbusteel	72,423	344,492
	KG Eco Solution Co. Ltd.	18,518	92,413
347

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	KG Mobility Corp.	62,818	$184,780
#	Kginicis Co. Ltd.	41,834	326,220
#	KH Vatec Co. Ltd.	40,843	389,651
	Kia Corp.	1,095,769	113,019,492
#	KISCO Corp.	58,802	421,391
	KISCO Holdings Co. Ltd.	32,652	597,304
#	KISWIRE Ltd.	63,149	1,099,732
	KIWOOM Securities Co. Ltd.	42,594	11,613,248
	Kolmar BNH Co. Ltd.	5,156	40,336
	Kolmar Holdings Co. Ltd.	8,992	59,947
#	Kolmar Korea Co. Ltd.	29,771	1,789,589
#	Kolon Industries, Inc.	70,110	4,518,936
#	Korea Alcohol Industrial Co. Ltd.	60,283	573,555
	Korea Asset In Trust Co. Ltd.	101,972	182,722
	Korea Circuit Co. Ltd.	29,086	1,857,363
#	Korea Electric Terminal Co. Ltd.	28,955	1,791,796
	Korea Fuel-Tech Corp.	16,815	79,804
	Korea Information Certificate Authority, Inc.	44,691	196,414
	Korea Investment Holdings Co. Ltd.	140,224	23,042,092
#*	Korea Line Corp.	575,587	1,007,490
#	Korea Movenex Co. Ltd.	107,809	327,977
#	Korea Petrochemical Ind Co. Ltd.	12,030	1,485,688
#	Korea Petroleum Industries Co.	10,822	116,612
#	Korea Real Estate Investment & Trust Co. Ltd.	108,321	116,952
#	Korea United Pharm, Inc.	27,970	382,267
	Korean Air Lines Co. Ltd.	585,473	9,799,363
	Korean Reinsurance Co.	771,847	6,450,261
	KPX Chemical Co. Ltd.	9,063	331,665
*	KPX Electrochem Co. Ltd.	10,070	60,276
#	Krafton, Inc.	32,098	5,771,099
#	KSS LINE Ltd.	65,693	568,296
	KT Skylife Co. Ltd.	27,830	92,554
	KT&G Corp.	73,263	8,832,718
		Shares	Value»
SOUTH KOREA — (Continued)
	Kumho Petrochemical Co. Ltd.	9,986	$993,508
*	Kumho Tire Co., Inc.	294,889	1,165,607
	KUMHOE&C Co. Ltd.	13,654	51,156
#	Kwang Dong Pharmaceutical Co. Ltd.	87,828	491,697
#	Kyeryong Construction Industrial Co. Ltd.	27,579	543,319
#	Kyobo Securities Co. Ltd.	71,114	661,200
	Kyung Dong Navien Co. Ltd.	10,887	573,844
#	Kyungbang Co. Ltd.	28,974	198,519
	Kyung-In Synthetic Corp.	11,357	39,110
	KZ Precision Corp.	31,617	313,902
#*	LB Semicon, Inc.	100,299	384,284
	Lee Ku Industrial Co. Ltd.	17,157	69,865
	LF Corp.	53,268	893,921
	LG Chem Ltd.	67,160	18,189,818
	LG Corp.	216,383	14,603,405
#*	LG Display Co. Ltd. (LPL US), ADR	1,834,220	7,850,462
	LG Electronics, Inc.	423,223	40,761,883
#	LG H&H Co. Ltd.	15,757	2,715,858
*	LG HelloVision Co. Ltd.	50,243	80,140
#	LG Innotek Co. Ltd.	43,308	16,931,515
	LG Uplus Corp.	896,312	9,610,917
#	LIG Accuver Co. Ltd.	7,486	267,984
*	LOT Vacuum Co. Ltd.	4,203	45,381
	Lotte Chilsung Beverage Co. Ltd.	13,758	1,139,999
	Lotte Corp.	14,199	295,547
*	Lotte Data Communication Co.	1,439	22,519
	LOTTE Fine Chemical Co. Ltd.	59,578	2,806,604
*	Lotte Non-Life Insurance Co. Ltd.	59,615	85,219
#	Lotte Rental Co. Ltd.	24,380	554,813
#	Lotte Shopping Co. Ltd.	9,876	904,963
#	Lotte Wellfood Co. Ltd.	4,130	338,874
	LS Corp.	55,731	17,338,664
#*	LVMC Holdings	331,306	381,729
*	LX Hausys Ltd.	8,254	202,308
#	LX Holdings Corp.	160,312	990,470
	LX International Corp.	115,136	4,172,607
#	LX Semicon Co. Ltd.	25,222	1,072,160
	M.I.Tech Co. Ltd.	3,943	17,411
348

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Macrogen, Inc.	3,200	$35,049
	Mcnex Co. Ltd.	15,883	248,985
#*	MDS Tech, Inc.	179,788	135,156
*	ME2ON Co. Ltd.	5,314	11,528
	Mecaro Co. Ltd.	3,969	98,178
#	Medytox, Inc.	6,673	478,757
#	MegaStudy Co. Ltd.	26,278	239,736
	MegaStudyEdu Co. Ltd.	2,788	89,246
#	META BIOMED Co. Ltd.	83,042	250,163
	Mgame Corp.	23,404	84,963
	Mi Chang Oil Industrial Co. Ltd.	4,014	337,717
#*	Mirae Asset Life Insurance Co. Ltd.	222,091	2,398,811
	Mirae Asset Securities Co. Ltd.	1,480	65,733
	Misto Holdings Corp.	53,568	1,473,540
	Miwon Commercial Co. Ltd.	238	24,451
#	MK Electron Co. Ltd.	71,417	1,361,456
*	MONAYONGPYONG	16,060	34,041
*	Motrex Co. Ltd.	17,228	105,631
	mPlus Corp.	9,934	118,237
#	Myoung Shin Industrial Co. Ltd.	88,076	797,387
#	Namhae Chemical Corp.	31,915	252,937
	Namuga Co. Ltd.	10,574	137,123
#	Namyang Dairy Products Co. Ltd.	13,344	473,849
	NAVER Corp.	88,181	12,666,511
	NC Corp.	7,758	1,432,360
	NeoPharm Co. Ltd.	1,437	19,840
#	Neowiz	24,241	361,996
	Neowiz Holdings Corp.	11,651	171,812
#*	Nepes Ark Corp.	7,556	196,558
Ω	Netmarble Corp.	36,369	1,225,540
	New Power Plasma Co. Ltd.	63,019	289,110
	Nexen Corp.	79,539	387,689
#	Nexen Tire Corp.	54,576	274,530
#	Nexteel Co. Ltd.	12,200	167,895
#	NH Investment & Securities Co. Ltd.	487,810	11,184,997
#	NHN Corp.	11,070	309,746
#	NICE Holdings Co. Ltd.	34,221	337,176
	Nice Information & Telecommunication, Inc.	5,788	110,239
		Shares	Value»
SOUTH KOREA — (Continued)
#	Nong Shim Holdings Co. Ltd.	9,266	$612,638
#	NongShim Co. Ltd.	11,140	2,860,463
	NOROO Paint & Coatings Co. Ltd.	43,552	259,921
#	NOVAREX Co. Ltd.	25,081	254,090
	Novatech Co. Ltd.	6,613	104,832
	NPC	66,175	175,273
*	OCI Co. Ltd.	2,490	254,623
*	Oriental Precision & Engineering Co. Ltd.	7,831	42,637
	Orion Corp.	38,496	3,739,665
#	Orion Holdings Corp.	86,841	1,526,491
#*	OSTEONIC Co. Ltd.	23,658	106,128
*	Osung Advanced Materials Co. Ltd.	177,805	174,572
#	Otoki Corp.	2,910	719,335
	Pan Ocean Co. Ltd.	868,292	3,260,106
#	Paradise Co. Ltd.	153,883	1,656,548
#	Partron Co. Ltd.	141,908	795,856
*	Pentastone Electronics, Inc.	39,748	218,712
	People & Technology, Inc.	24,911	951,782
	PHA Co. Ltd.	33,179	293,967
#	PI Advanced Materials Co. Ltd.	17,376	303,835
	PKC Co. Ltd.	37,449	186,471
#	Poongsan Corp.	79,221	5,318,981
#	Poongsan Holdings Corp.	42,592	1,299,451
	POSCO Holdings, Inc. (005490 KS)	58,373	18,410,901
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	505,096	40,104,622
#	Posco International Corp.	59,595	3,516,888
#	POSCO Steeleon Co. Ltd.	63,250	359,939
*	Power Logics Co. Ltd.	14,008	49,121
#	Protec Co. Ltd.	8,879	499,328
	Pulmuone Co. Ltd.	4,396	36,712
	Pumtech Korea Co. Ltd.	1,036	29,055
	Refine Co. Ltd.	14,212	121,736
	Rorze Systems Corp.	2,829	18,148
	S&D Co. Ltd.	978	36,706
	Sajo Industries Co. Ltd.	2,154	77,601
#	Sajodaerim Corp.	10,562	233,895
349

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sam Young Electronics Co. Ltd.	31,048	$322,141
	Sam Yung Trading Co. Ltd.	2,817	38,666
#	Samji Electronics Co. Ltd.	22,565	498,957
	Samjin Pharmaceutical Co. Ltd.	9,153	115,685
	Samlip Co. Ltd.	452	15,162
#	Sammok S-Form Co. Ltd.	26,629	338,734
#	SAMPYO Cement Co. Ltd.	125,487	1,442,959
	Samsung C&T Corp.	169,373	34,603,658
	Samsung Card Co. Ltd. (029780 KS)	89,930	3,245,184
	Samsung Electronics Co. Ltd. (005930 KS)	4,455,693	670,972,048
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	7,245	27,373,314
	Samsung Engineering Co. Ltd.	44,475	1,610,750
	Samsung Fire & Marine Insurance Co. Ltd.	10,179	3,178,755
	Samsung Life Insurance Co. Ltd.	108,391	18,435,054
*	Samsung SDI Co. Ltd.	114,145	54,059,869
#	Samsung SDS Co. Ltd.	51,302	5,806,880
	Samsung Securities Co. Ltd.	161,578	11,839,517
	SAMT Co. Ltd.	178,062	856,497
#	Samwha Capacitor Co. Ltd.	19,504	896,136
#*	Samyang Biopharmaceuticals Corp.	20,367	1,057,966
#	Samyang Corp.	9,248	301,655
#	Samyang Holdings Corp.	19,161	906,702
	Samyoung M-Tek Co. Ltd.	7,610	69,566
#	Sang-A Frontec Co. Ltd.	5,175	96,371
#	Sangsin Energy Display Precision Co. Ltd.	6,640	120,147
		Shares	Value»
SOUTH KOREA — (Continued)
#	SeAH Besteel Holdings Corp.	58,805	$3,009,584
#	SeAH Holdings Corp.	4,354	476,997
#	SeAH Steel Corp.	5,976	717,810
	SeAH Steel Holdings Corp.	7,691	1,248,302
#	Sebang Co. Ltd.	49,883	537,996
#	Sebang Global Battery Co. Ltd.	30,660	1,376,138
	Seegene, Inc.	48,433	805,570
#	Segyung Hitech Co. Ltd.	57,306	186,428
#	Sejong Industrial Co. Ltd.	19,312	104,491
	Semyung Electric Machinery Co. Ltd.	10,966	108,326
††	Seohee Construction Co. Ltd.	67,983	27,914
#*	Seoul Semiconductor Co. Ltd.	114,916	1,295,172
#	Seoyon Co. Ltd.	38,356	246,560
#	Seoyon E-Hwa Co. Ltd.	77,705	745,416
	SFA Engineering Corp.	4,010	85,823
#	SGC Energy Co. Ltd.	22,681	912,899
#*	SHIFT UP Corp.	18,582	410,957
#*	Shin Heung Energy & Electronics Co. Ltd.	65,020	465,672
#	Shindaeyang Paper Co. Ltd.	33,740	297,338
	Shinhan Financial Group Co. Ltd. (055550 KS)	639,667	43,438,940
#	Shinhan Financial Group Co. Ltd. (SHG US), ADR	930,748	64,072,691
	Shinil Electronics Co. Ltd.	34,199	34,090
#	Shinsegae Information & Communication Co. Ltd.	20,938	301,167
	Shinsegae International, Inc.	32,557	329,127
	Shinsegae, Inc.	25,513	7,051,030
*	Shinsung E&G Co. Ltd.	240,571	647,978
*	Shinyoung Securities Co. Ltd.	2,646	356,508
*	Showbox Corp.	42,847	86,746
	Silla Co. Ltd.	23,707	155,018
	SIMPAC, Inc.	103,324	409,854
	Sindoh Co. Ltd.	4,111	138,821
350

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SK Bioscience Co. Ltd.	21,220	$622,045
#	SK Chemicals Co. Ltd.	10,773	434,025
#	SK Discovery Co. Ltd.	54,122	2,042,520
#*	SK Eternix Co. Ltd.	9,412	372,159
#	SK Gas Ltd.	7,256	1,414,441
*Ω	SK IE Technology Co. Ltd.	6,408	115,393
	SK Innovation Co. Ltd.	110,636	10,983,612
#	SK Networks Co. Ltd.	245,763	976,195
	SK, Inc.	87,974	25,608,809
#	SL Corp.	64,890	2,779,405
#	SM Entertainment Co. Ltd.	19,746	1,294,928
*	Smotronic Co. Ltd.	5,305	9,914
	SNT Energy Co. Ltd.	4,324	166,045
#	SNT Holdings Co. Ltd.	35,428	1,494,226
#	SNT Motiv Co. Ltd.	82,476	1,957,744
#*	S-Oil Corp.	115,208	10,485,293
#	Solid, Inc.	86,863	1,007,944
	SOLUM Co. Ltd.	42,006	553,496
#	Songwon Industrial Co. Ltd.	29,543	316,611
#	Soop Co. Ltd.	17,820	705,572
#	Soosan Industries Co. Ltd.	6,845	158,689
#	Soulbrain Holdings Co. Ltd.	20,947	1,047,357
#	SP SAMHWA Co. Ltd.	40,166	257,135
#*	Studio Dragon Corp.	14,596	344,966
	Suheung Co. Ltd.	10,918	148,155
	Sun Kwang Co. Ltd.	1,727	27,844
	Sung Kwang Bend Co. Ltd.	13,313	419,683
#	Sungshin Cement Co. Ltd.	71,955	558,525
#	Sungwoo Hitech Co. Ltd.	264,620	1,602,376
#	Sunjin Co. Ltd.	27,861	202,910
#*	Suprema, Inc.	12,078	456,831
*	Synergy Innovation Co. Ltd.	38,271	54,551
#	Systems Technology, Inc.	10,938	282,026
	SYTS Corp.	2,690	109,508
#	T&L Co. Ltd.	7,960	331,647
	Tae Kyung Industrial Co. Ltd.	64,197	222,014
		Shares	Value»
SOUTH KOREA — (Continued)
#	Taekwang Industrial Co. Ltd.	1,023	$824,958
#*	Taewoong Co. Ltd.	26,328	954,820
#*	Telechips, Inc.	20,651	201,842
#	TEMC Co. Ltd.	30,935	363,719
#	TK Corp.	35,503	1,109,394
#	TKG Huchems Co. Ltd.	22,732	290,652
*	Tongyang Life Insurance Co. Ltd.	73,810	414,859
	Tonymoly Co. Ltd.	7,690	39,613
#	Tovis Co. Ltd.	25,905	310,750
#	TS Corp.	230,626	453,519
#	TYM Corp.	72,457	394,835
#	Uju Electronics Co. Ltd.	7,835	211,111
	Unid Co. Ltd.	15,727	1,009,679
#	Union Semiconductor Equipment & Materials Co. Ltd.	53,546	423,941
#	Unitrontech Co. Ltd.	41,767	161,323
	Value Added Technology Co. Ltd.	12,178	190,276
#	Vieworks Co. Ltd.	13,050	240,434
	Vitzro Tech Co. Ltd.	11,962	138,086
	Webzen, Inc.	29,571	243,782
	Wemade Co. Ltd.	20,547	347,759
#	Whanin Pharmaceutical Co. Ltd.	11,526	92,337
*	Wonik Holdings Co. Ltd.	30,964	697,375
#	Wonik Materials Co. Ltd.	21,064	759,317
*	Wonik Pne Co. Ltd.	11,371	30,661
#	Wonik QnC Corp.	39,530	1,026,788
	Woori Financial Group, Inc. (316140 KS)	2,136,473	48,720,433
#	Worldex Industry & Trading Co. Ltd.	20,895	470,060
	Xexymix Corp.	7,887	23,416
#	Y G-1 Co. Ltd.	57,779	617,523
*	YMT Co. Ltd.	4,967	60,698
#	Young Poong Corp.	16,577	740,570
#	Youngone Corp.	114,742	6,433,649
	Youngone Holdings Co. Ltd.	26,845	3,794,303
	Yuanta Securities Korea Co. Ltd.	301,613	1,078,554
#	YuHwa Securities Co. Ltd.	79,076	190,431
#	Zeus Co. Ltd.	29,955	330,741
351

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Zinus, Inc.	17,465	$152,238
TOTAL SOUTH KOREA			2,455,510,812
TAIWAN — (23.7%)
	91APP, Inc.	50,000	103,817
	Aaeon Technology, Inc.	11,000	42,680
#	ABC Taiwan Electronics Corp.	53,000	50,475
	Abico Avy Co. Ltd.	542,735	703,826
#	Ability Enterprise Co. Ltd.	886,527	2,223,189
#	AcBel Polytech, Inc.	2,583,000	3,932,139
#	Acer E-Enabling Service Business, Inc.	21,000	129,577
#	Acer, Inc.	7,820,109	6,875,814
#	ACES Electronic Co. Ltd.	564,778	1,575,158
*	Acon Holding, Inc.	173,000	38,262
#	Acter Group Corp. Ltd.	148,000	3,956,264
	Action Electronics Co. Ltd.	184,000	74,280
#	Actron Technology Corp.	164,000	713,844
#	ADATA Technology Co. Ltd.	918,757	13,125,817
	Adlink Technology, Inc.	179,000	427,098
#	Advanced Ceramic X Corp.	103,000	563,658
#	Advanced Energy Solution Holding Co. Ltd.	72,000	2,580,045
#	Advanced International Multitech Co. Ltd.	455,000	848,934
#	Advanced Power Electronics Corp.	208,000	792,984
	Advanced Wireless Semiconductor Co.	169,000	781,473
#	Advancetek Enterprise Co. Ltd.	296,000	246,406
#	Advantech Co. Ltd.	587,000	6,712,607
#	AGV Products Corp.	1,869,211	585,149
#	AIC, Inc.	77,000	1,658,871
	AimCore Technology Co. Ltd.	6,000	6,098
#	Airoha Technology Corp.	61,000	1,070,042
	Airtac International Group	217,000	10,131,711
		Shares	Value»
TAIWAN — (Continued)
	Alchip Technologies Ltd.	11,000	$1,471,304
	Alexander Marine Co. Ltd.	26,000	140,102
	Allied Circuit Co. Ltd.	11,863	158,833
#	Allied Supreme Corp.	82,000	584,003
#	Allis Electric Co. Ltd.	185,000	647,754
#	Alltek Technology Corp.	618,120	1,023,528
#	Alltop Technology Co. Ltd.	134,000	1,412,938
#	Alpha Networks, Inc.	1,039,086	1,113,961
#	Altek Corp.	1,673,080	2,157,672
	Amazing Microelectronic Corp.	108,000	266,846
#	Ambassador Hotel	1,232,000	1,629,355
	Ampak Technology, Inc.	16,000	31,709
	Ampire Co. Ltd.	45,000	35,940
#	AMPOC Far-East Co. Ltd.	331,292	1,308,482
#	AmTRAN Technology Co. Ltd.	1,974,756	2,624,124
	Anderson Industrial Corp.	124,000	114,382
#*	Andes Technology Corp.	32,000	234,138
#	Anji Technology Co. Ltd.	192,000	203,739
	Anpec Electronics Corp.	43,000	325,527
	Apacer Technology, Inc.	489,210	3,487,874
#	APAQ Technology Co. Ltd.	45,000	232,365
	Apex Biotechnology Corp.	199,000	179,670
#*	Apex International Co. Ltd.	640,794	1,074,901
	Apex Science & Engineering	179,633	60,729
	ARBOR Technology Corp.	39,000	65,345
	Arcadyan Technology Corp.	570,000	2,886,213
#	Ardentec Corp.	2,214,058	13,900,137
	ARES International Corp.	24,000	40,124
#	Argosy Research, Inc.	171,000	912,477
	ASE Technology Holding Co. Ltd.	13,730,000	215,212,938
#	Asia Cement Corp.	7,757,589	8,602,163
352

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Asia Electronic Material Co. Ltd.	91,000	$128,592
	Asia Metal Industries, Inc.	47,000	575,983
#	Asia Optical Co., Inc.	736,000	3,284,183
#	Asia Polymer Corp.	1,943,530	924,782
#	Asia Tech Image, Inc.	125,000	285,830
	ASIX Electronics Corp.	14,000	45,932
	ASMedia Technology, Inc.	22,000	967,985
#	ASolid Technology Co. Ltd.	60,000	172,112
#	ASROCK, Inc.	141,000	1,067,680
#	Asustek Computer, Inc.	2,160,000	40,020,488
#	ATE Energy International Co. Ltd.	260,197	198,381
	Aten International Co. Ltd.	39,000	85,200
#	Audix Corp.	399,332	843,745
	AUO Corp. (AUOTY US), Sponsored ADR	2,983,642	13,694,917
#	AURAS Technology Co. Ltd.	37,000	1,366,305
#	Avalue Technology, Inc.	198,000	574,380
	Avermedia Technologies	39,000	58,743
	Axiomtek Co. Ltd.	267,000	918,190
	Azurewave Technologies, Inc.	280,000	544,143
	Bafang Yunji International Co. Ltd.	44,000	246,660
	Bank of Kaohsiung Co. Ltd.	4,188,320	1,568,460
	Baotek Industrial Materials Ltd.	68,000	251,090
#	Basso Industry Corp.	349,000	358,406
#	BenQ Materials Corp.	647,000	529,551
#*	BES Engineering Corp.	7,748,528	3,208,310
#*	Bin Chuan Enterprise Co. Ltd.	239,000	443,969
#*	Biostar Microtech International Corp.	668,055	905,517
	Bioteque Corp.	39,000	142,379
	Bizlink Holding, Inc.	504,505	45,301,082
	Bonny Worldwide Ltd.	8,000	37,333
#	Bora Pharmaceuticals Co. Ltd.	182,000	2,366,691
		Shares	Value»
TAIWAN — (Continued)
#	Bright Led Electronics Corp.	479,000	$480,660
#	Brightek Optoelectronic Co. Ltd.	68,000	92,067
#	Brighton-Best International Taiwan, Inc.	384,000	408,359
	Brillian Network & Automation Integrated System Co. Ltd.	91,000	1,305,625
#	Brogent Technologies, Inc.	53,195	157,963
	Calitech Co. Ltd.	66,000	202,506
*	Cameo Communications, Inc.	107,712	30,078
#	Capital Futures Corp.	209,766	372,820
#	Capital Securities Corp.	7,557,158	6,738,092
	Castles Technology Co. Ltd.	59,000	89,264
#	Caswell, Inc.	101,000	260,381
#	Catcher Technology Co. Ltd.	1,180,000	7,772,291
#	Cathay Chemical Works	272,000	398,710
	Cathay Consolidated, Inc.	38,000	110,716
	Cathay Financial Holding Co. Ltd.	26,941,201	65,766,515
	Cathay Real Estate Development Co. Ltd.	2,926,694	2,152,870
*	CCP Contact Probes Co. Ltd.	42,334	380,701
#	Celxpert Energy Corp.	334,304	361,685
	Cenra, Inc.	621,632	622,574
#	Central Reinsurance Co. Ltd.	1,172,148	1,113,946
	Century Iron & Steel Industrial Co. Ltd.	201,000	645,600
	Chailease Holding Co. Ltd.	4,532,019	16,609,652
*	ChainQui Construction Development Co. Ltd.	469,393	200,768
#	Champion Building Materials Co. Ltd.	1,207,445	327,081
353

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Champion Microelectronic Corp.	51,000	$87,308
	Chang Hwa Commercial Bank Ltd.	17,626,698	11,782,672
	Chang Wah Electromaterials, Inc.	735,000	1,122,002
#	Chang Wah Technology Co. Ltd.	436,000	723,260
#	Channel Well Technology Co. Ltd.	461,000	818,214
#	Chant Sincere Co. Ltd.	46,000	126,608
#	Charoen Pokphand Enterprise	659,600	2,887,776
#	CHC Healthcare Group	486,000	448,136
	CHC Resources Corp.	63,000	138,837
	Chen Full International Co. Ltd.	303,000	610,319
	Cheng Fwa Industrial Co. Ltd.	35,000	19,784
	Cheng Loong Corp.	4,390,659	2,444,138
#*	Cheng Mei Materials Technology Corp.	612,880	764,720
	Cheng Shin Rubber Industry Co. Ltd.	6,181,000	6,116,332
	Cheng Uei Precision Industry Co. Ltd.	566,178	670,443
#	Chenming Electronic Technology Corp.	189,000	634,440
	Chia Chang Co. Ltd.	461,000	555,386
	Chia Hsin Cement Corp.	2,597,114	1,104,260
#	Chicony Electronics Co. Ltd.	1,632,000	6,426,089
	Chicony Power Technology Co. Ltd.	399,000	1,025,467
	Chief Telecom, Inc.	7,000	75,985
	Chien Kuo Construction Co. Ltd.	712,637	918,427
#	China Airlines Ltd.	13,107,353	7,428,703
	China Bills Finance Corp.	3,423,000	1,816,040
	China Ecotek Corp.	9,000	14,463
		Shares	Value»
TAIWAN — (Continued)
#	China Electric Manufacturing Corp.	414,432	$157,267
#	China General Plastics Corp.	693,585	326,251
#	China Glaze Co. Ltd.	346,799	284,336
*	China Man-Made Fiber Corp.	5,419,014	1,126,451
#	China Metal Products	1,365,969	901,473
#	China Motor Corp.	916,099	1,573,440
#*	China Petrochemical Development Corp.	10,445,068	2,457,108
#	China Steel Chemical Corp.	322,000	796,318
#	China Steel Corp.	26,230,320	15,574,648
#	China Wire & Cable Co. Ltd.	444,600	450,522
#	Chinese Maritime Transport Ltd.	357,270	613,976
	Chin-Poon Industrial Co. Ltd.	1,541,815	2,522,208
#	Chipbond Technology Corp.	2,188,000	11,404,931
	ChipMOS Technologies, Inc. (8150 TT)	2,151,085	4,835,025
	ChipMOS Technologies, Inc. (IMOS US), ADR	16,133	735,977
#	Chlitina Holding Ltd.	137,000	461,578
	Chong Hong Development Co. Ltd.	364,779	898,766
	Chun YU Works & Co. Ltd.	848,750	395,037
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,819,319
#	Chung Hwa Chemical Industrial Works Ltd.	134,000	350,769
#*	Chung Hwa Pulp Corp.	1,144,353	470,647
*††	Chung Shing Textile Co.	600	0
	Chung Tai Resource Technology Corp.	35,000	94,941
	Chung-Hsin Electric & Machinery Manufacturing Corp.	963,000	4,543,029
#	Cleanaway Co. Ltd. (8422 TT)	2,420,000	2,122,619
	Clevo Co.	1,285,000	1,565,985
354

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	CMC Magnetics Corp.	1,961,019	$633,601
	Collins Co. Ltd.	483,224	189,558
#	Compal Electronics, Inc.	16,160,332	14,939,620
#	Compeq Manufacturing Co. Ltd.	4,826,000	37,632,862
	Complex Micro Interconnection Co. Ltd.	33,000	39,706
	Compucase Enterprise	209,000	426,485
	Concord International Securities Co. Ltd.	317,000	289,413
	Concord Securities Co. Ltd.	2,445,244	1,516,474
#	Continental Holdings Corp.	2,062,540	1,351,866
#	Contrel Technology Co. Ltd.	515,000	1,719,360
#	Coremax Corp.	233,112	633,109
#	Coretronic Corp.	854,800	1,817,005
#	Creative Sensor, Inc.	210,000	330,741
#	Crowell Development Corp.	269,150	191,248
#	Cryomax Cooling System Corp.	135,926	137,454
	CS Group Investment Holding Ltd.	146,000	87,603
	CTBC Financial Holding Co. Ltd.	57,326,073	94,818,661
	CTCI Corp.	2,228,775	2,597,965
	Cub Elecparts, Inc.	36,000	137,843
#	CviLux Corp.	238,000	947,852
	Cyberlink Corp.	135,000	280,802
	CyberPower Systems, Inc.	85,000	506,191
#*	CyberTAN Technology, Inc.	799,000	636,504
	DA CIN Construction Co. Ltd.	1,306,063	2,979,845
	Da-Li Development Co. Ltd.	881,392	1,267,328
#	Darfon Electronics Corp.	548,000	464,459
#	Darwin Precisions Corp.	1,195,671	487,498
	De Licacy Industrial Co. Ltd.	67,222	21,296
#	Delpha Construction Co. Ltd.	409,000	269,717
		Shares	Value»
TAIWAN — (Continued)
#	Depo Auto Parts Ind Co. Ltd.	538,000	$2,131,486
*	DER PAO Construction	312,146	0
	Desiccant Technology Corp.	51,000	388,508
	DFI, Inc.	62,000	111,321
	Dimerco Express Corp.	373,000	919,591
	Dong Fang Offshore Co. Ltd.	18,000	79,674
	Donpon Precision, Inc.	175,200	259,581
	Drewloong Precision, Inc.	45,331	207,663
	Dyaco International, Inc.	20,000	13,206
#	Dynamic Holding Co. Ltd.	950,763	5,372,219
#	Dynapack International Technology Corp.	521,000	6,081,479
#	E Ink Holdings, Inc.	1,787,000	7,863,281
#	E.Sun Financial Holding Co. Ltd.	28,071,982	28,325,053
#	Eastech Holding Ltd.	131,000	318,279
	Eastern Media International Corp.	873,090	560,346
#	Eclat Textile Co. Ltd.	457,000	4,855,123
#	eCloudvalley Digital Technology Co. Ltd.	36,000	78,692
	ECOVE Environment Corp.	20,000	182,458
	Edison Opto Corp.	308,250	228,601
#*	Edom Technology Co. Ltd.	988,350	1,205,755
#	Elan Microelectronics Corp.	632,000	2,742,835
	E-Lead Electronic Co. Ltd.	144,000	252,178
	Elite Advanced Laser Corp.	102,000	998,315
#	Elite Semiconductor Microelectronics Technology, Inc.	309,000	1,701,767
#	Elitegroup Computer Systems Co. Ltd.	883,395	579,958
#	Emerging Display Technologies Corp.	264,000	191,216
††	ENG Electric Co. Ltd.	11,999	52
#	Ennoconn Corp.	386,599	3,971,054
#	Ennostar, Inc.	1,571,210	3,706,000
355

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	EnTie Commercial Bank Co. Ltd.	2,417,232	$1,043,217
	EOI Investment Holdings Co. Ltd.	97,000	59,823
*	Epileds Technologies, Inc.	83,000	125,943
	Episil-Precision, Inc.	86,000	247,740
	Eris Technology Corp.	10,000	69,941
#	Eson Precision Ind Co. Ltd.	435,000	1,470,909
#	Eternal Materials Co. Ltd.	2,553,487	6,429,838
#	Eurocharm Holdings Co. Ltd.	98,000	516,350
	Eva Airways Corp.	11,359,355	12,030,211
	Ever Ohms Technology Co. Ltd.	17,000	20,469
	Ever Supreme Bio Technology Co. Ltd.	24,000	97,715
*	Everest Textile Co. Ltd.	1,630,813	359,533
#	Evergreen Aviation Technologies Corp.	356,000	1,735,685
	Evergreen International Storage & Transport Corp.	1,254,500	1,892,334
#	Evergreen Marine Corp. Taiwan Ltd.	2,592,658	16,585,650
#	EVERGREEN Steel Corp.	693,000	2,142,584
#	Everlight Chemical Industrial Corp.	1,197,950	2,183,795
	Everlight Electronics Co. Ltd.	2,218,000	5,001,330
#	Evertop Wire Cable Corp.	545,000	383,361
#	Excelsior Medical Co. Ltd.	672,913	1,517,258
#	Far Eastern Department Stores Ltd.	4,119,445	2,894,248
	Far Eastern International Bank	14,059,848	5,451,628
#	Far Eastern New Century Corp.	13,016,528	10,625,715
	Far EasTone Telecommunications Co. Ltd.	5,093,397	15,190,363
#	Faraday Technology Corp.	158,000	853,090
		Shares	Value»
TAIWAN — (Continued)
	Farglory F T Z Investment Holding Co. Ltd.	499,655	$734,517
	Farglory Land Development Co. Ltd.	1,375,264	2,991,824
	Feedback Technology Corp.	140,127	861,938
	Feng Hsin Steel Co. Ltd.	470,000	904,215
#	Feng TAY Enterprise Co. Ltd.	644,000	1,434,496
	FIC Global, Inc.	146,000	306,459
	Firich Enterprises Co. Ltd.	85,000	60,369
	First Financial Holding Co. Ltd.	30,402,651	27,768,669
	First Hotel	974,857	382,880
#	First Insurance Co. Ltd.	1,400,064	1,155,696
*	First Steamship Co. Ltd.	2,874,042	456,076
	Fitipower Integrated Technology, Inc.	65,550	317,679
#	Flytech Technology Co. Ltd.	316,000	1,088,427
#	FocalTech Systems Co. Ltd.	310,000	496,899
#	Forcecon Tech Co. Ltd.	280,057	844,574
	Forcelead Technology Corp.	5,000	27,700
	Forest Water Environment Engineering Co. Ltd.	150,052	171,445
#	Formosa Advanced Technologies Co. Ltd.	880,000	1,722,159
	Formosa Chemicals & Fibre Corp.	2,466,000	4,103,875
	Formosa International Hotels Corp.	11,000	58,592
#	Formosa Laboratories, Inc.	429,478	736,306
	Formosa Oilseed Processing Co. Ltd.	25,035	25,350
	Formosa Optical Technology Co. Ltd.	27,000	83,485
	Formosa Petrochemical Corp.	1,775,000	3,171,621
356

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Plastics Corp.	2,936,000	$4,794,266
#	Formosa Sumco Technology Corp.	186,000	1,131,897
#	Formosa Taffeta Co. Ltd.	3,132,511	1,580,798
#	Formosan Rubber Group, Inc.	1,162,761	965,423
	Formosan Union Chemical Corp.	1,809,843	1,067,223
	Founding Construction & Development Co. Ltd.	626,418	283,421
#	Foxconn Technology Co. Ltd.	1,634,142	2,708,986
#	Foxsemicon Integrated Technology, Inc.	291,000	2,892,317
#	Foxwell Power Co. Ltd.	42,000	85,253
#	Franbo Lines Corp.	600,392	327,310
	Froch Enterprise Co. Ltd.	1,037,734	524,787
#	FSP Technology, Inc.	810,292	1,277,446
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	319,097	260,807
#	Fu Hua Innovation Co. Ltd.	1,819,914	799,480
	Fubon Financial Holding Co. Ltd.	25,450,476	72,536,134
#	Fulgent Sun International Holding Co. Ltd.	463,623	1,142,535
	Fullerton Technology Co. Ltd.	402,200	322,396
#*	Fulltech Fiber Glass Corp.	1,327,306	4,697,420
	Fusheng Precision Co. Ltd.	323,000	2,572,778
	Fwusow Industry Co. Ltd.	1,282,429	547,327
	G Shank Enterprise Co. Ltd.	809,107	3,041,006
#	Gallant Precision Machining Co. Ltd.	203,000	852,563
#	Gamania Digital Entertainment Co. Ltd.	368,000	460,398
	GEM Services, Inc.	41,000	120,325
#	Gemtek Technology Corp.	1,441,962	1,577,798
		Shares	Value»
TAIWAN — (Continued)
#*	General Interface Solution GIS Holding Ltd.	579,000	$1,412,080
	Generalplus Technology, Inc.	163,000	240,780
#	Genesys Logic, Inc.	209,000	665,479
	Genius Electronic Optical Co. Ltd.	316,000	5,133,698
	GeoVision, Inc.	133,000	228,432
#	Getac Holdings Corp.	1,199,065	3,715,744
#*	Giantplus Technology Co. Ltd.	1,139,100	480,051
#	Gigabyte Technology Co. Ltd.	1,627,287	14,170,004
#	Global Brands Manufacture Ltd.	1,584,468	5,041,835
	Global Lighting Technologies, Inc.	117,000	139,184
#	Global Mixed Mode Technology, Inc.	187,000	1,496,778
#	Global PMX Co. Ltd.	231,000	989,129
#	Global View Co. Ltd.	28,000	37,963
#	Globalwafers Co. Ltd.	722,000	13,566,915
#	Globe Union Industrial Corp.	644,126	188,997
#	Gloria Material Technology Corp.	1,886,116	1,924,907
#	GMI Technology, Inc.	66,143	85,923
	Golden Long Teng Development Co. Ltd.	93,000	75,763
	Goldsun Building Materials Co. Ltd.	4,517,171	5,034,364
	Good Will Instrument Co. Ltd.	269,746	492,028
#	Gordon Auto Body Parts	421,000	376,935
#	Gourmet Master Co. Ltd.	282,000	567,615
#	Grand Fortune Securities Co. Ltd.	1,169,929	571,484
#*	Grand Pacific Petrochemical	3,095,018	1,201,904
	Grape King Bio Ltd.	310,000	1,102,069
	Great China Metal Industry	842,000	567,511
#	Great Tree Pharmacy Co. Ltd.	122,000	298,958
#	Great Wall Enterprise Co. Ltd.	2,456,236	4,144,419
#	Greatek Electronics, Inc.	809,000	2,170,360
357

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Group Up Industrial Co. Ltd.	113,000	$1,689,008
#	GTM Holdings Corp.	622,900	582,441
#	Gudeng Precision Industrial Co. Ltd.	57,000	987,101
#	Hannstar Board Corp.	1,500,048	3,973,121
#*	HannStar Display Corp.	4,952,435	1,281,425
*	HannsTouch Holdings Co.	995,001	386,150
	Hanpin Electron Co. Ltd.	334,000	552,707
#*	Harvatek Corp.	770,553	618,219
#	HD Renewable Energy Co. Ltd.	42,000	119,629
#	Hey Song Corp.	1,745,500	1,947,468
	Hi-Clearance, Inc.	4,296	18,445
	Highlight Tech Corp.	43,600	111,517
††	High-Tek Harness Enterprise Co. Ltd.	179,000	4,181
	Highwealth Construction Corp.	4,262,258	5,408,161
	Hi-Lai Foods Co. Ltd.	25,000	122,923
	HIM International Music, Inc.	15,000	40,068
#*	Hitron Technology, Inc.	219,000	211,376
	Hiwin Mikrosystem Corp.	72,000	516,654
	Hiwin Technologies Corp.	696,000	6,975,164
#	Hiyes International Co. Ltd.	179,651	403,583
#	Ho Tung Chemical Corp.	4,467,475	1,330,377
#	Hocheng Corp.	949,066	526,137
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	455,988
*	Holtek Semiconductor, Inc.	50,000	86,049
#	Holy Stone Enterprise Co. Ltd.	432,800	2,965,156
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	40,490,192	286,063,966
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	707,040
	Hong TAI Electric Industrial	1,279,000	1,447,284
	Horizon Fixture Group Co. Ltd.	6,000	30,456
		Shares	Value»
TAIWAN — (Continued)
#	Horizon Securities Co. Ltd.	354,820	$159,992
#*	Hota Industrial Manufacturing Co. Ltd.	587,000	967,220
#	Hotai Finance Co. Ltd.	443,000	854,858
#	Hotai Motor Co. Ltd.	237,000	3,577,977
#	Hsin Kuang Steel Co. Ltd.	685,000	878,827
#	Hsing TA Cement Co.	862,614	421,041
#	Hu Lane Associate, Inc.	300,626	1,024,775
#	HUA ENG Wire & Cable Co. Ltd.	735,000	766,886
	Hua Nan Financial Holdings Co. Ltd.	23,227,604	23,565,283
#	Hua Yu Lien Development Co. Ltd.	204,525	322,722
	Huaku Development Co. Ltd.	1,040,655	4,144,957
#	Huang Hsiang Construction Corp.	229,947	272,565
#	Hung Ching Development & Construction Co. Ltd.	857,468	930,403
#	Hung Sheng Construction Ltd.	1,724,269	1,038,241
	Huxen Corp.	173,281	248,226
#	Hwa Fong Rubber Industrial Co. Ltd.	455,000	206,656
#	Hwacom Systems, Inc.	414,000	735,313
#	Ibase Technology, Inc.	174,000	229,782
#	IBF Financial Holdings Co. Ltd.	13,768,262	6,313,487
#	Ichia Technologies, Inc.	1,160,260	2,627,480
	I-Chiun Precision Industry Co. Ltd.	27,000	233,754
#	IEI Integration Corp.	457,200	1,003,333
	In Win Development, Inc.	68,000	191,091
#	Infortrend Technology, Inc.	676,000	867,482
	Info-Tek Corp.	84,000	89,235
	Innodisk Corp.	101,311	4,106,067
#	Innolux Corp.	18,041,431	13,784,772
#	Inpaq Technology Co. Ltd.	348,930	844,240
358

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Integrated Service Technology, Inc.	240,203	$1,531,372
	Interactive Digital Technologies, Inc.	40,000	107,503
#*	International CSRC Investment Holdings Co.	2,878,166	979,202
	Inventec Corp.	7,876,277	11,538,997
#	Iron Force Industrial Co. Ltd.	217,420	603,464
#	ITE Technology, Inc.	497,479	1,966,522
#	ITEQ Corp.	711,000	6,175,024
#	Jarllytec Co. Ltd.	111,725	364,537
#	Jean Co. Ltd.	605,521	349,590
	Jetwell Computer Co. Ltd.	21,000	115,150
	Jia Wei Lifestyle, Inc.	49,150	47,130
	Jih Lin Technology Co. Ltd.	7,000	12,272
#	Jiin Yeeh Ding Enterprise Co. Ltd.	231,000	624,468
	Jinan Acetate Chemical Co. Ltd.	743,000	999,918
	Jochu Technology Co. Ltd.	49,494	65,187
#	Johnson Health Tech Co. Ltd.	167,000	647,558
#	JPC connectivity, Inc.	230,000	1,522,680
#	JPP Holding Co. Ltd.	72,000	794,404
	K Laser Technology, Inc.	716,601	383,464
#	Kaimei Electronic Corp.	288,400	787,380
	Kedge Construction Co. Ltd.	205,481	548,573
	Kenda Rubber Industrial Co. Ltd.	1,251,409	683,595
	Kent Industrial Co. Ltd.	18,000	13,738
#	Kerry TJ Logistics Co. Ltd.	195,000	186,174
	Keystone Microtech Corp.	45,000	3,097,496
	KGI Financial Holding Co. Ltd.	52,866,127	36,030,814
#	KHGEARS International Ltd.	105,000	599,347
#	Kindom Development Co. Ltd.	2,075,700	1,934,854
	King Chou Marine Technology Co. Ltd.	301,100	448,680
		Shares	Value»
TAIWAN — (Continued)
	King Core Electronics, Inc.	75,000	$109,766
#	King Polytechnic Engineering Co. Ltd.	139,100	216,935
#	King Yuan Electronics Co. Ltd.	2,959,805	28,939,201
#*	King's Town Construction Co. Ltd.	393,380	457,675
	Kinik Co.	4,000	69,721
#*	Kinko Optical Co. Ltd.	442,756	890,527
#	Kinpo Electronics	5,886,375	5,203,195
#	Kinsus Interconnect Technology Corp.	1,515,147	25,739,929
	KMC Kuei Meng International, Inc.	82,000	209,793
	KS Terminals, Inc.	304,000	530,488
	Kuang Hong Arts Management, Inc.	9,000	28,580
	Kung Long Batteries Industrial Co. Ltd.	133,000	517,091
*	Kung Sing Engineering Corp.	2,211,875	795,162
#	Kuo Toong International Co. Ltd.	836,808	1,339,820
	Kwong Fong Industries Corp.	356,649	128,602
	Kwong Lung Enterprise Co. Ltd.	346,000	516,849
#	KYE Systems Corp.	45,000	51,441
#	L&K Engineering Co. Ltd.	238,000	5,133,797
*	LAN FA Textile	985,713	364,662
#	Lanner Electronics, Inc.	337,000	860,737
#	Largan Precision Co. Ltd. (3008 TT)	329,000	26,417,987
#	Laser Tek Taiwan Co. Ltd.	152,000	314,353
	Laster Tech Co. Ltd.	212,172	115,633
	Leadtrend Technology Corp.	57,000	111,091
*	Lealea Enterprise Co. Ltd.	3,801,898	734,904
	LEE CHI Enterprises Co. Ltd.	891,900	295,010
#	Lelon Electronics Corp.	395,000	2,236,650
#	Lemtech Holdings Co. Ltd.	132,300	345,043
	Leo Systems, Inc.	61,000	63,427
359

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Leofoo Development Co. Ltd.	148,000	$77,901
*	Li Peng Enterprise Co. Ltd.	2,274,381	359,769
#	Lian HWA Food Corp.	137,000	376,426
#	Lien Hwa Industrial Holdings Corp.	1,695,539	2,215,813
	LINE Pay Taiwan Ltd.	14,000	124,746
#	Lingsen Precision Industries Ltd.	1,375,480	1,306,764
#	Lion Travel Service Co. Ltd.	251,000	1,262,180
	Lite-On Technology Corp.	6,635,738	35,580,009
	Liton Technology Corp.	106,000	212,545
	Long Da Construction & Development Corp.	524,000	539,158
*	Longchen Paper & Packaging Co. Ltd.	3,259,859	933,554
	Longwell Co.	670,000	6,190,650
#	Lotes Co. Ltd.	109,000	9,174,386
	Lotus Pharmaceutical Co. Ltd.	285,000	1,999,545
#	Loyalty Founder Enterprise Co. Ltd.	121,000	95,733
#	Lucky Cement Corp.	775,000	356,307
#	Lumax International Corp. Ltd.	220,000	805,087
#*	Lung Yen Life Service Corp.	223,000	311,535
	Lungteh Shipbuilding Co. Ltd.	154,000	667,799
	Luxe Green Energy Technology Co. Ltd.	49,000	33,740
	M3 Technology, Inc.	29,000	81,838
#	Macauto Industrial Co. Ltd.	93,000	157,963
	Macnica Galaxy, Inc.	9,000	26,272
*	Macronix International Co. Ltd.	5,258,605	26,282,047
	MacroWell OMG Digital Entertainment Co. Ltd.	9,000	18,833
	Magnate Technology Co. Ltd.	17,000	24,986
	Major Power Technology Co. Ltd.	5,000	25,503
		Shares	Value»
TAIWAN — (Continued)
	Makalot Industrial Co. Ltd.	505,000	$3,400,051
#	Marketech International Corp.	220,000	2,687,831
#	Materials Analysis Technology, Inc.	159,488	1,684,306
#	Mayer Steel Pipe Corp.	716,947	502,146
	Maywufa Co. Ltd.	182,070	124,476
	MediaTek, Inc.	1,046,000	87,321,768
	Mega Financial Holding Co. Ltd.	20,752,717	25,694,235
#	Mega Union Technology, Inc.	54,000	1,558,294
#*	Megaforce Co. Ltd.	174,000	170,405
#	Mercuries & Associates Holding Ltd.	2,248,771	976,374
#	Mercuries Data Systems Ltd.	160,000	107,363
*	Mercuries Life Insurance Co. Ltd.	3,940,589	959,941
#	Merry Electronics Co. Ltd.	847,245	2,323,183
#	METAAGE Corp.	258,000	376,131
	Micro-Star International Co. Ltd.	1,129,000	3,506,346
	Mildef Crete, Inc.	152,000	506,298
#	MIN AIK Technology Co. Ltd.	293,600	261,136
#	Mitac Holdings Corp.	2,813,450	7,373,433
	momo.com, Inc.	63,000	340,197
#	Motech Industries, Inc.	1,127,000	983,393
	MSSCORPS Co. Ltd.	135,019	3,676,259
#	Nak Sealing Technologies Corp.	99,000	365,980
#	Namchow Holdings Co. Ltd.	544,000	603,670
#	Nan Kang Rubber Tire Co. Ltd.	751,030	794,820
#	Nan Pao Resins Chemical Co. Ltd.	189,000	2,152,146
	Nan Ya Plastics Corp.	11,318,000	32,487,008
	Nan Ya Printed Circuit Board Corp.	631,000	20,437,006
#	Nang Kuang Pharmaceutical Co. Ltd.	171,000	180,483
#	Nantex Industry Co. Ltd.	436,000	368,945
360

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Nanya Technology Corp.	3,078,000	$21,790,291
#	National Aerospace Fasteners Corp.	82,064	303,510
#	Netronix, Inc.	77,000	215,404
*	New Asia Construction & Development Corp.	394,000	169,277
#	Nextronics Engineering Corp.	67,000	357,192
#	Nichidenbo Corp.	589,000	1,808,433
	Niching Industrial Corp.	27,000	73,763
	Nidec Chaun-Choung Technology Corp.	4,000	20,317
	Nien Hsing Textile Co. Ltd.	265,061	139,336
#	Nien Made Enterprise Co. Ltd.	415,000	4,644,348
#	Niko Semiconductor Co. Ltd.	180,525	322,936
	Nishoku Technology, Inc.	201,000	763,708
	North-Star International Co. Ltd.	108,000	68,191
	Nova Technology Corp.	80,000	581,555
#	Novatek Microelectronics Corp.	1,219,000	15,833,423
#	Nuvoton Technology Corp.	213,000	1,008,329
#	O-Bank Co. Ltd.	3,349,604	1,068,256
	Optimax Technology Corp.	131,000	118,366
#	Orient Semiconductor Electronics Ltd.	1,115,670	1,968,061
#*	Oriental Union Chemical Corp.	491,000	202,121
	O-TA Precision Industry Co. Ltd.	6,000	13,026
	Pacific Construction Co.	1,552,452	435,525
	Paiho Shih Holdings Corp.	292,335	155,994
#	Pan German Universal Motors Ltd.	61,000	410,058
#	Pan Jit International, Inc.	1,024,100	3,313,260
#	Pan-International Industrial Corp.	2,067,444	3,279,371
		Shares	Value»
TAIWAN — (Continued)
	Panion & BF Biotech, Inc.	5,000	$10,789
#	Parade Technologies Ltd.	165,000	3,047,358
#	Parpro Corp.	28,000	55,127
#*	PChome Online, Inc.	376,061	270,690
	PCL Technologies, Inc.	198,000	1,394,871
	P-Duke Technology Co. Ltd.	13,000	48,963
#	Pegatron Corp.	8,272,998	21,644,178
#	Pegavision Corp.	139,000	1,234,814
	PharmaEngine, Inc.	217,000	377,889
#	PharmaEssentia Corp.	156,000	3,263,682
*	Phihong Technology Co. Ltd.	78,000	59,626
	Phison Electronics Corp.	279,000	17,458,676
	Phoenix Silicon International Corp.	257,000	2,036,903
	Phoenix Tours International, Inc.	49,350	79,572
#	Pixart Imaging, Inc.	422,000	2,818,822
	Podak Co. Ltd.	59,000	80,661
#	Posiflex Technology, Inc.	72,000	422,386
	Potens Semiconductor Corp.	22,000	79,448
	Pou Chen Corp.	8,449,550	6,908,881
	Power Wind Health Industry, Inc.	44,000	207,159
*	Powerchip Semiconductor Manufacturing Corp.	2,980,000	5,052,268
#	Powertech Technology, Inc.	2,538,000	16,645,244
	Poya International Co. Ltd.	18,000	325,999
#	President Chain Store Corp.	978,000	6,912,863
#	President Securities Corp.	4,623,589	5,237,587
#	Primax Electronics Ltd.	1,899,000	4,413,152
#	Prince Housing & Development Corp.	3,252,018	822,442
#	Promate Electronic Co. Ltd.	675,793	1,027,872
#	Prosperity Dielectrics Co. Ltd.	277,000	764,788
#	Qisda Corp.	4,562,620	3,479,838
361

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	QST International Corp.	219,858	$316,406
#	Qualipoly Chemical Corp.	140,593	835,052
#	Quanta Storage, Inc.	583,000	1,560,052
#*	Quintain Steel Co. Ltd.	1,325,247	361,998
#	Radiant Opto-Electronics Corp.	1,778,000	5,629,233
#	Radium Life Tech Co. Ltd.	2,090,543	685,795
	Raydium Semiconductor Corp.	25,000	186,658
	Rayzher Industrial Co. Ltd.	11,000	73,436
#	Realtek Semiconductor Corp.	651,000	11,114,140
#	Rechi Precision Co. Ltd.	1,099,000	796,959
#	Rexon Industrial Corp. Ltd.	278,000	193,541
#	Rich Development Co. Ltd.	1,487,175	345,320
#	RichWave Technology Corp.	225,000	836,165
*	Ritek Corp.	2,442,449	965,928
	Ruby Tech Corp.	57,000	111,632
	Ruentex Development Co. Ltd.	4,120,900	3,083,082
#	Ruentex Engineering & Construction Co.	99,000	490,499
#	Ruentex Industries Ltd.	742,385	1,049,633
	Run Long Construction Co. Ltd.	78,000	70,836
#	Sakura Development Co. Ltd.	465,600	602,611
	Sampo Corp.	1,886,340	1,363,434
#	San Fang Chemical Industry Co. Ltd.	379,000	381,001
#	San Fu Chemical Co. Ltd.	78,000	370,715
	San Lien Technology Corp. Ltd.	28,000	80,065
#	Sanyang Motor Co. Ltd.	1,665,624	2,922,472
	Savior Lifetec Corp.	643,000	385,360
#	ScinoPharm Taiwan Ltd.	405,000	260,246
		Shares	Value»
TAIWAN — (Continued)
#	SciVision Biotech, Inc.	45,000	$82,526
#	SDI Corp.	399,000	1,947,649
	Sea Sonic Electronics Co. Ltd.	83,000	170,166
	Senao International Co. Ltd.	33,000	30,820
	Senao Networks, Inc.	70,000	240,073
	Sensortek Technology Corp.	41,000	197,024
#	Sercomm Corp.	494,000	1,200,712
#	Sesoda Corp.	787,279	1,043,336
	Shanghai Commercial & Savings Bank Ltd.	7,812,566	9,639,325
	Sharehope Medicine Co. Ltd.	271,191	184,828
#	Sheng Yu Steel Co. Ltd.	382,000	244,106
#	ShenMao Technology, Inc.	368,000	1,278,816
#	Shieh Yih Machinery Industry Co. Ltd.	169,000	167,175
#	Shih Her Technologies, Inc.	279,069	1,755,776
*	Shih Wei Navigation Co. Ltd.	1,112,271	535,025
	Shihlin Electric & Engineering Corp.	485,000	2,931,418
#	Shin Ruenn Development Co. Ltd.	209,776	265,503
#	Shin Zu Shing Co. Ltd.	558,517	3,679,916
	Shinkong Insurance Co. Ltd.	763,412	3,204,801
#	Shinkong Synthetic Fibers Corp.	5,642,754	3,017,983
#	Shinkong Textile Co. Ltd.	218,000	443,097
	Shiny Chemical Industrial Co. Ltd.	101,000	536,697
#*	Shuttle, Inc.	1,074,015	513,112
	Sigurd Microelectronics Corp.	2,351,231	13,566,199
	Silergy Corp.	626,000	8,567,322
	Silitech Technology Corp.	33,000	32,134
#	Simplo Technology Co. Ltd.	472,000	5,358,220
#	Sinbon Electronics Co. Ltd.	607,000	5,465,259
362

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sincere Navigation Corp.	1,085,242	$1,196,890
#	Singatron Enterprise Co. Ltd.	53,000	52,753
	Sinmag Equipment Corp.	27,000	104,984
	Sino-American Silicon Products, Inc.	1,360,000	5,888,553
	Sinon Corp.	1,847,877	2,463,622
	SinoPac Financial Holdings Co. Ltd.	48,999,196	48,012,406
	Sinopower Semiconductor, Inc.	69,000	428,269
	Sinphar Pharmaceutical Co. Ltd.	397,682	395,638
	Sinyi Realty, Inc.	191,000	120,799
	Sirtec International Co. Ltd.	285,200	243,155
#	Sitronix Technology Corp.	303,000	2,221,823
#	Siward Crystal Technology Co. Ltd.	740,875	935,569
	Sixxon Tech Co. Ltd.	3,000	17,562
#	Soft-World International Corp.	152,000	468,250
	Solar Applied Materials Technology Corp.	1,856,000	9,856,308
	Solteam, Inc.	215,742	307,654
	Song Shang Electronics Co. Ltd.	127,000	81,081
	Sonix Technology Co. Ltd.	129,000	172,272
#	Southeast Cement Co. Ltd.	901,700	440,232
*	Spectrum Electrics Corp.	105,150	78,608
	Speed Tech Corp.	352,001	407,844
#	Sporton International, Inc.	203,000	1,427,946
#	Sports Gear Co. Ltd.	114,000	282,655
	St. Shine Optical Co. Ltd.	155,000	510,226
	Standard Chemical & Pharmaceutical Co. Ltd.	306,000	590,886
#	Standard Foods Corp.	784,000	717,131
#	Stark Technology, Inc.	63,000	285,192
#*	Starlux Airlines Co. Ltd.	2,870,000	1,835,485
		Shares	Value»
TAIWAN — (Continued)
	S-Tech Corp.	31,000	$19,247
	STL Technology Co. Ltd.	159,000	817,241
#	Sun Max Tech Ltd.	104,738	189,998
*	Sun Yad Construction Co. Ltd.	166,095	58,234
	Sunny Friend Environmental Technology Co. Ltd.	103,000	243,874
#	Sunonwealth Electric Machine Industry Co. Ltd.	684,518	3,171,587
	Sunplus Innovation Technology, Inc.	38,160	199,496
#*	Sunplus Technology Co. Ltd.	1,427,000	1,100,213
#	Sunrex Technology Corp.	473,108	608,022
#	Sunspring Metal Corp.	199,569	131,538
#	Superalloy Industrial Co. Ltd.	150,000	197,195
#	Supreme Electronics Co. Ltd.	1,975,507	5,190,760
	Swancor Holding Co. Ltd.	182,000	678,171
	Sweeten Real Estate Development Co. Ltd.	1,036,476	752,100
#	Symtek Automation Asia Co. Ltd.	54,158	305,673
#	Syncmold Enterprise Corp.	457,000	1,293,966
#	Synmosa Biopharma Corp.	887,686	866,374
	Synnex Technology International Corp.	4,559,550	11,952,599
#	Syscom Computer Engineering Co.	128,000	218,058
	Systex Corp.	492,000	1,880,878
#	T3EX Global Holdings Corp.	456,000	965,680
#	TA Chen Stainless Pipe	5,154,033	6,166,925
#	Ta Ya Electric Wire & Cable	2,441,795	2,502,769
#	Tah Hsin Industrial Corp.	324,701	639,629
	TA-I Technology Co. Ltd.	276,500	602,993
363

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Tai Tung Communication Co. Ltd.	518,077	$318,767
	Taichung Commercial Bank Co. Ltd.	24,100,368	15,111,652
	TaiDoc Technology Corp.	113,000	447,419
#	Taiflex Scientific Co. Ltd.	965,397	4,215,494
	Taimide Tech, Inc.	272,000	911,267
	Tainan Enterprises Co. Ltd.	378,183	254,840
	Tainan Spinning Co. Ltd.	5,586,485	2,237,272
#	Tai-Saw Technology Co. Ltd.	205,000	281,099
	TaiSol Electronics Co. Ltd.	136,000	322,696
	Taisun Enterprise Co. Ltd.	701,000	420,752
#	Taita Chemical Co. Ltd.	607,394	399,344
#	TAI-TECH Advanced Electronics Co. Ltd.	222,000	1,181,256
	Taiwan Acceptance Corp.	655,250	1,600,602
#	Taiwan Business Bank	27,516,145	14,245,781
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	350,488	659,677
#	Taiwan Cogeneration Corp.	1,101,000	1,543,600
	Taiwan Cooperative Financial Holding Co. Ltd.	23,941,646	17,369,876
#	Taiwan Fertilizer Co. Ltd.	2,351,000	3,776,966
#	Taiwan Fire & Marine Insurance Co. Ltd.	903,000	1,495,805
#	Taiwan FU Hsing Industrial Co. Ltd.	516,400	718,283
#*	Taiwan Glass Industry Corp.	4,278,982	9,256,821
#	Taiwan Hon Chuan Enterprise Co. Ltd.	1,116,704	3,948,179
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	813,160	1,031,352
††	Taiwan Land Development Corp.	4,185,322	66,377
#*	Taiwan Mask Corp.	825,694	1,237,833
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Mobile Co. Ltd.	1,873,000	$6,594,786
#	Taiwan Navigation Co. Ltd.	1,063,000	988,127
#	Taiwan Paiho Ltd.	930,000	1,304,986
#	Taiwan PCB Techvest Co. Ltd.	901,946	1,039,138
#	Taiwan Sakura Corp.	217,000	570,995
	Taiwan Secom Co. Ltd.	425,000	1,517,750
#	Taiwan Semiconductor Co. Ltd.	763,000	1,547,196
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	100,000	6,942,185
#	Taiwan Shin Kong Security Co. Ltd.	499,390	634,813
	Taiwan Steel Union Co. Ltd.	8,000	27,193
	Taiwan Surface Mounting Technology Corp.	1,330,991	7,133,438
	Taiwan Taxi Co. Ltd.	5,000	28,300
#*	Taiwan TEA Corp.	1,912,092	682,419
	Taiwan Union Technology Corp.	429,000	14,137,197
	Taiyen Biotech Co. Ltd.	582,217	585,191
#	Tatung Co. Ltd.	4,384,050	4,205,331
	Tatung System Technologies, Inc.	7,000	14,290
#	TCC Group Holdings Co. Ltd.	18,560,110	14,400,190
#	TCI Co. Ltd.	371,000	1,396,252
	Te Chang Construction Co. Ltd.	180,260	404,233
#	Team Group, Inc.	244,000	2,225,116
#	Teco Electric & Machinery Co. Ltd.	4,616,725	9,291,487
#	Test Research, Inc.	480,000	5,266,497
#	Test Rite International Co. Ltd.	1,078,266	703,446
*	Thermaltake Technology Co. Ltd.	76,000	67,569
#	Thinking Electronic Industrial Co. Ltd.	254,000	1,418,627
	Thye Ming Industrial Co. Ltd.	188,609	407,788
	Tigerair Taiwan Co. Ltd.	84,000	132,197
364

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ton Yi Industrial Corp.	3,768,600	$2,091,353
#	Tong Hsing Electronic Industries Ltd.	500,480	2,763,574
#	Tong Yang Industry Co. Ltd.	1,842,000	4,380,754
#	Tong-Tai Machine & Tool Co. Ltd.	700,447	822,660
	Top Bright Holding Co. Ltd.	13,000	106,679
#	Top Union Electronics Corp.	220,029	194,349
#	Topco Scientific Co. Ltd.	343,000	4,452,415
	Topco Technologies Corp.	18,000	65,524
#	Topkey Corp.	239,000	1,130,344
	Topoint Technology Co. Ltd.	18,200	237,366
#	TPK Holding Co. Ltd.	1,108,000	2,135,138
#	Transcend Information, Inc.	310,000	2,521,090
	TricornTech Taiwan Corp.	83,000	162,828
#	Trigold Holdings Ltd.	33,000	87,312
	Trio Technology International Group Co. Ltd.	35,000	191,332
#	Tripod Technology Corp.	1,589,000	22,893,094
	TS Financial Holding Co. Ltd (2887 TT)	72,697,817	54,837,073
*	TS Financial Holding Co. Ltd (28871 TT)	1,484,667	441,285
	TSC Auto ID Technology Co. Ltd.	57,199	340,511
#	TSRC Corp.	1,541,000	959,714
	Ttet Union Corp.	6,000	28,164
	TTY Biopharm Co. Ltd.	523,000	1,227,546
	Tung Ho Steel Enterprise Corp.	2,802,593	5,776,146
	Tung Thih Electronic Co. Ltd.	140,592	246,269
#	TURVO International Co. Ltd.	122,000	1,173,286
	TXC Corp.	1,017,000	4,943,019
#	TYC Brother Industrial Co. Ltd.	866,723	853,095
#	Tyntek Corp.	1,446,097	2,667,626
#	Ubright Optronics Corp.	80,000	188,581
		Shares	Value»
TAIWAN — (Continued)
#	UDE Corp.	353,000	$1,523,650
	Ultra Chip, Inc.	75,000	114,587
	U-Ming Marine Transport Corp.	1,886,000	3,621,631
#	Unic Technology Corp.	245,000	246,773
	Unimicron Technology Corp.	4,603,542	130,755,973
#	Union Bank of Taiwan	12,010,934	7,593,964
	Union Insurance Co. Ltd.	79,000	75,423
#	Uni-President Enterprises Corp.	11,783,000	25,809,072
#	Unitech Computer Co. Ltd.	477,739	693,066
#	Unitech Printed Circuit Board Corp.	3,357,400	6,229,215
#	United Alloy-Tech Co.	265,719	622,420
#	United Microelectronics Corp. (2303 TT)	41,948,681	105,369,071
	United Orthopedic Corp.	321,000	1,004,682
	United Radiant Technology	38,000	26,920
*	United Renewable Energy Co. Ltd.	1,270,000	642,844
	Univacco Technology, Inc.	152,000	237,098
	Universal Cement Corp.	2,324,539	2,091,039
#	Universal Vision Biotechnology Co. Ltd.	105,000	454,699
#	UPC Technology Corp.	2,651,598	932,035
#	UPI Semiconductor Corp.	137,000	744,960
#	Userjoy Technology Co. Ltd.	121,690	274,123
#	USI Corp.	2,882,827	1,310,264
*	Usun Technology Co. Ltd.	56,000	157,249
	Utechzone Co. Ltd.	131,000	1,017,554
#	UVAT Technology Co. Ltd.	56,000	155,325
#	Vanguard International Semiconductor Corp.	2,674,201	12,427,649
	Ve Wong Corp.	912,806	1,259,784
#	Ventec International Group Co. Ltd.	189,000	1,322,509
#	Viking Tech Corp.	207,000	337,206
365

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Visco Vision, Inc.	128,000	$918,838
#	VisEra Technologies Co. Ltd.	279,000	5,227,119
	Vizionfocus, Inc.	40,000	238,313
#	Voltronic Power Technology Corp.	79,000	1,963,082
#	VSO Electronics Co. Ltd.	41,000	174,195
#*	Wafer Works Corp.	1,799,616	2,321,616
	Waffer Technology Corp.	158,000	218,467
#	Wah Hong Industrial Corp.	257,516	546,743
#	Wah Lee Industrial Corp.	862,100	3,638,266
#	Walsin Lihwa Corp.	9,140,143	8,760,902
	Walsin Technology Corp.	961,000	4,068,405
#	Walton Advanced Engineering, Inc.	1,262,853	1,836,749
	Wan Hai Lines Ltd.	2,470,000	5,818,502
	Waste Recovery Technology, Inc.	5,000	53,192
*	We & Win Development Co. Ltd.	53,000	17,083
#	Wei Chuan Foods Corp.	581,000	229,498
#	Weikeng Industrial Co. Ltd.	2,081,490	2,366,530
#	Well Shin Technology Co. Ltd.	450,080	668,667
	Welldone Co.	21,000	34,626
#	Weltrend Semiconductor	279,000	646,493
#	Wendell Industrial Co. Ltd.	31,000	217,288
#	Wholetech System Hitech Ltd.	114,000	472,897
	Win Semiconductors Corp.	1,257,000	21,766,839
	Winbond Electronics Corp.	12,243,422	36,121,095
#	Winmate, Inc.	108,000	540,815
#	Winstek Semiconductor Co. Ltd.	207,000	1,115,719
*††	Wintek Corp.	20,783,484	0
	Wisdom Marine Lines Co. Ltd.	1,543,364	3,500,958
#	Wistron Corp.	8,316,343	36,626,344
#	WITS Corp.	131,659	501,769
	WNC Corp.	1,041,474	7,170,205
		Shares	Value»
TAIWAN — (Continued)
#	Wonderful Hi-Tech Co. Ltd.	496,000	$1,107,280
	Wowprime Corp.	145,000	1,040,360
	WPG Holdings Ltd.	5,323,284	17,057,377
#	WT Microelectronics Co. Ltd.	2,255,104	14,652,351
#	WUS Printed Circuit Co. Ltd.	483,668	1,755,017
	XAC Automation Corp.	47,000	40,677
	XinTec, Inc.	300,000	1,943,239
	Xxentria Technology Materials Corp.	222,906	300,586
	Ya Horng Electronic Co. Ltd.	22,000	35,035
	Yageo Corp.	5,931,524	60,475,952
#	Yang Ming Marine Transport Corp.	1,831,000	2,852,734
#	YC INOX Co. Ltd.	2,009,894	1,355,609
#	Yea Shin International Development Co. Ltd.	1,036,512	851,422
	Yem Chio Co. Ltd.	1,562,820	654,155
	Yen Sun Technology Corp.	160,000	268,034
	YFC-Boneagle Electric Co. Ltd.	74,449	69,755
#	YFY, Inc.	4,595,847	3,432,413
#	Yi Jinn Industrial Co. Ltd.	1,197,149	547,574
*	Yieh Phui Enterprise Co. Ltd.	3,810,862	1,683,839
	Young Fast Optoelectronics Co. Ltd.	283,000	499,088
*	Young Optics, Inc.	35,000	70,430
#	Youngtek Electronics Corp.	557,047	1,620,701
	Yuanta Financial Holding Co. Ltd.	41,758,335	69,183,693
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	29,982
#	Yulon Motor Co. Ltd.	906,350	778,663
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	513,088
	Yungshin Construction & Development Co. Ltd.	20,000	30,415
#	YungShin Global Holding Corp.	640,000	1,122,563
366

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yusin Holding Corp.	23,643	$37,562
	Zeng Hsing Industrial Co. Ltd.	189,358	552,075
#	Zenitron Corp.	940,000	2,058,044
#	Zero One Technology Co. Ltd.	438,391	1,423,054
#	Zhen Ding Technology Holding Ltd.	3,357,000	45,293,527
#*	Zig Sheng Industrial Co. Ltd.	1,656,352	426,805
#	ZillTek Technology Corp.	78,000	715,546
	Zippy Technology Corp.	303,000	525,451
#	Zyxel Group Corp.	1,258,793	1,408,167
TOTAL TAIWAN			3,427,080,375
THAILAND — (1.1%)
	AAPICO Hitech PCL (AH/F TB)	712,547	291,016
	Amata Corp. PCL	1,510,600	958,571
	AP Thailand PCL	10,762,130	2,847,075
#	Asset World Corp. PCL	17,772,700	1,150,381
	Bangchak Corp. PCL	3,767,300	4,136,874
	Bangkok Bank PCL (BBLF TB)	3,293,353	16,431,681
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	1,295,234
#	Bangkok Commercial Asset Management PCL	6,839,854	1,556,747
	Bangkok Land PCL	46,250,293	611,619
	Bangkok Life Assurance PCL, NVDR	752,200	459,878
	Banpu PCL	7,620,233	1,381,437
	Berli Jucker PCL	731,300	317,065
	BKI Holdings PCL	151,928	1,517,652
#	Charoen Pokphand Foods PCL	13,969,400	8,284,955
#	CP Axtra PCL	1,632,468	738,945
#*	Energy Absolute PCL	908,000	73,939
#	GFPT PCL	1,713,700	482,584
	Hana Microelectronics PCL	1,866,318	1,905,432
	ICC International PCL	3,556,709	2,670,111
	Indorama Ventures PCL	1,129,722	894,657
#	IRPC PCL	7,941,300	518,637
#	Jaymart Group Holdings PCL	1,646,200	357,689
		Shares	Value»
THAILAND — (Continued)
	JMT Network Services PCL	1,721,200	$519,402
	Kasikornbank PCL (KBANKF TB)	176,800	1,052,564
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	5,021,714
	Khon Kaen Sugar Industry PCL	5,353,807	262,965
	Krung Thai Bank PCL	1,691,300	1,713,368
	Lalin Property PCL	204,200	27,684
#	Land & Houses PCL (LHF TB)	736,360	81,442
	LH Financial Group PCL	5,017,346	173,816
#	Northeast Rubber PCL	1,123,088	161,504
	Polyplex Thailand PCL	1,641,925	493,343
#	Precious Shipping PCL	2,337,650	487,155
*	Property Perfect PCL	17,517,335	21,515
	Pruksa Holding PCL	1,556,200	164,242
	PTT Exploration & Production PCL	2,477,100	11,760,908
	PTT Global Chemical PCL	5,667,841	6,890,523
	PTT PCL	44,568,100	48,214,808
	Quality Houses PCL	10,394,719	431,230
#	Regional Container Lines PCL	1,324,800	1,248,429
	Rojana Industrial Park PCL	2,667,073	382,619
	S Hotels & Resorts PCL	2,641,740	129,082
	Saha Pathana Inter-Holding PCL	3,372,150	4,906,698
	Saha Pathanapibul PCL	1,052,533	1,841,901
	Saha-Union PCL	1,568,500	1,298,325
#	Sansiri PCL	51,399,366	2,212,004
#	SC Asset Corp. PCL	7,576,230	464,965
	SCG Packaging PCL	1,699,400	1,310,146
#	SCGJWD Logistics PCL	63,200	14,839
	Siam Cement PCL	560,900	4,144,533
*	Singer Thailand PCL	495,500	83,149
	Somboon Advance Technology PCL	1,029,700	464,667
	SPCG PCL	1,278,500	347,320
#	Sri Trang Agro-Industry PCL	3,194,858	1,745,663
#	Sri Trang Gloves Thailand PCL	3,255,548	1,026,964
367

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Star Petroleum Refining PCL	3,606,623	$815,269
#	Stecon Group PCL	2,688,278	992,774
#*	STP & I PCL	70,600	8,720
#	Supalai PCL	3,850,700	1,916,862
*	Super Energy Corp. PCL	72,819,209	247,184
	Thai Oil PCL	2,961,174	4,378,837
	Thai Stanley Electric PCL (STANLY/F TB), Class F	170,100	1,080,449
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	19,100	121,320
	Thai Wacoal PCL	55,700	28,816
	Thanachart Capital PCL	690,300	1,186,370
	Thoresen Thai Agencies PCL	3,794,076	579,807
	TMBThanachart Bank PCL	46,909,096	3,257,212
	TPI Polene PCL	24,462,140	645,645
	TPI Polene Power PCL	7,319,150	431,992
	VGI PCL	2,044,800	54,804
#	Xspring Capital PCL	13,093,567	176,903
TOTAL THAILAND			163,904,630
TURKEY — (0.6%)
*	Adese Gayrimenkul Yatirim AS	19,148,470	459,603
	Afyon Cimento Sanayi TAS	231,737	69,333
	Akcansa Cimento AS	13,846	65,525
*	Akfen Yenilenebilir Enerji AS	420,021	207,212
*	Aksa Enerji Uretim AS	607,373	1,106,639
	Alarko Holding AS	22,751	48,256
	Albaraka Turk Katilim Bankasi AS	6,251,810	1,162,673
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,027,953	853,127
#*	Arcelik AS	61,949	153,519
	Aygaz AS	135,111	860,722
#*	Bera Holding AS	2,615,315	987,731
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	798,288	265,250
	Bursa Cimento Fabrikasi AS	1,715,632	232,700
*	Can2 Termik AS	29,295,009	1,159,129
		Shares	Value»
TURKEY — (Continued)
	Cemtas Celik Makina Sanayi Ve Ticaret AS	252,392	$61,334
*	Deva Holding AS	42,550	62,263
	Dogan Sirketler Grubu Holding AS	3,901,181	1,963,552
	Dogu Aras Enerji Yatirimlari AS	45,627	105,505
#	Dogus Otomotiv Servis ve Ticaret AS	210,811	842,313
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	323,905	614,049
#	Enka Insaat ve Sanayi AS	3,002,571	6,961,498
	Eregli Demir ve Celik Fabrikalari TAS	8,743,943	6,800,833
*	Esenboga Elektrik Uretim AS	1,374,179	113,899
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	59,133	28,232
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	32,196	260,634
*	GSD Holding AS	4,401,973	513,999
*	Izmir Demir Celik Sanayi AS	483,230	75,251
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	18,951	38,395
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	553,530	433,726
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	3,677,749	3,144,072
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	7,692,586	489,161
*	Kayseri Seker Fabrikasi AS	2,459,328	258,030
	KOC Holding AS	2,566,231	11,490,341
	Lila Kagit Sanayi ve Ticaret AS	768,377	595,901
368

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Loras Holding AS	1,088,023	$89,687
	Migros Ticaret AS	20,353	289,400
*	NET Holding AS	575,230	488,665
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	5,015,005	762,043
*	Parsan Makina Parcalari Sanayii AS	55,901	103,141
#*	Pegasus Hava Tasimaciligi AS	535,796	2,139,452
*	Polisan Holding AS	214,103	100,649
#*	Sasa Polyester Sanayi AS	9,091,507	633,379
*	Sok Marketler Ticaret AS	512,586	578,296
*	TAV Havalimanlari Holding AS	91,491	564,499
#	Tekfen Holding AS	582,506	1,835,485
*	Tukas Gida Sanayi ve Ticaret AS	11,762,076	667,139
	Turcas Holding AS	72,783	74,287
	Turk Hava Yollari AO	2,065,083	14,060,142
*	Turk Telekomunikasyon AS	1,066,250	1,467,822
#	Turkcell Iletisim Hizmetleri AS	2,463,328	6,124,742
#	Turkiye Petrol Rafinerileri AS	2,091,507	12,573,699
	Turkiye Sinai Kalkinma Bankasi AS	1,980,439	508,815
	Turkiye Sise ve Cam Fabrikalari AS	3,489,383	3,701,504
*	Turkiye Vakiflar Bankasi TAO, Class D	849,466	596,172
	Ulker Biskuvi Sanayi AS	485,080	1,331,089
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	476,715	462,260
*	Yayla Agro Gida Sanayi VE Nakliyat AS	181,420	46,944
TOTAL TURKEY			91,683,718
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	7,577,420	28,487,122
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Hotels	8,662,492	$873,362
*	Abu Dhabi Ports Co. PJSC	2,765,179	3,269,968
	Agility Global PLC	12,792,481	5,223,780
	Agthia Group PJSC	594,722	603,635
*	AL Seer Marine Supplies & Equipment Co. LLC	191,171	100,893
	Alpha Dhabi Holding PJSC	78,424	160,991
	Amanat Holdings PJSC	3,784,922	1,318,381
*	Amlak Finance PJSC	739,419	378,706
	Dana Gas PJSC	21,713,693	5,319,858
	Deyaar Development PJSC	5,729,570	1,281,854
	Dubai Investments PJSC	8,473,620	9,360,657
	Emaar Properties PJSC	24,987,553	80,459,880
	Emirates NBD Bank PJSC	3,833,017	30,284,160
*	EMSTEEL Building Materials PJSC	3,195,254	956,287
*	Ghitha Holding PJSC	43,615	129,767
*	Modon Holding PSC	3,395,635	2,712,144
	National Central Cooling Co. PJSC	88,448	65,407
	NMDC Group PJSC	10,207	53,242
*	RAK Properties PJSC	5,527,350	1,611,277
	Ras Al Khaimah Ceramics PJSC	1,273,784	840,431
*	Two Point Zero Group PJSC	10,520,092	5,864,724
*	Union Properties PJSC	3,928,839	776,449
TOTAL UNITED ARAB EMIRATES			180,132,975
TOTAL COMMON STOCKS			14,225,615,551
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
	Banco ABC Brasil SA, 10.346%	525,404	2,658,957
Ω	Banco BMG SA, 8.258%	180,134	194,619
	Banco Bradesco SA, 7.793%	3,986,902	15,555,343
369

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Banco do Estado do Rio Grande do Sul SA, 10.262%	855,951	$2,700,019
Cia de Ferro Ligas da Bahia FERBASA, 9.489%	31,508	48,931
* Cyrela Brazil Realty SA Empreendimentos e Participacoes	163,525	704,718
Eucatex SA Industria e Comercio, 5.237%	181,029	785,271
Gerdau SA, 2.742%	191,173	872,899
Petroleo Brasileiro SA - Petrobras, 7.287%	4,974,535	49,305,339
Schulz SA, 12.223%	15,547	16,358
* Usinas Siderurgicas de Minas Gerais SA Usiminas	344,363	576,511
TOTAL BRAZIL		73,418,965
COLOMBIA — (0.1%)
Grupo Argos SA, 5.776%	440,942	1,476,072
Grupo de Inversiones Suramericana SA, 4.014%	593,395	6,601,813
TOTAL COLOMBIA		8,077,885
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	514,708	274,085
TOTAL PREFERRED STOCKS		81,770,935
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	57,590	$725
TAIWAN — (0.0%)
*	Taiwan Cogeneration Corp. Rights 05/11/2026	105,494	38,855
*	Wafer Works Corp. Rights	50,198	19,487
TOTAL TAIWAN			58,342
TOTAL RIGHTS/WARRANTS			59,067
TOTAL INVESTMENT SECURITIES (Cost $7,697,654,520)			14,307,445,553
			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	14,778,382	170,911,991
TOTAL INVESTMENTS — (100.0%)
(Cost $7,868,566,511)			$14,478,357,544
As of April 30, 2026, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	289	06/18/26	$102,450,753	$104,672,187	$2,221,434
Total Futures Contracts			$102,450,753	$104,672,187	$2,221,434
370

Dimensional Emerging Markets Value Fund
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $153,714,174 or 1.1% of net assets.
Summary of the Fund's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$402,626,476	—	—	$402,626,476
Chile	64,064,910	$2,577,654	—	66,642,564
China	177,104,379	3,328,279,591	$383,915	3,505,767,885
Colombia	8,367,275	498,879	—	8,866,154
Czech Republic	—	16,442,225	—	16,442,225
Greece	—	77,595,506	—	77,595,506
Hong Kong	—	510,569	—	510,569
Hungary	—	24,344,390	—	24,344,390
India	29,384,788	1,895,400,204	—	1,924,784,992
Indonesia	—	155,188,879	81,533	155,270,412
Kuwait	—	82,560,054	107,544	82,667,598
Malaysia	—	193,504,679	—	193,504,679
Mexico	339,266,598	8,909,860	—	348,176,458
Philippines	—	59,287,786	15,981	59,303,767
Poland	—	197,169,966	—	197,169,966
Qatar	—	73,729,315	—	73,729,315
Saudi Arabia	270,047	363,499,808	—	363,769,855
South Africa	—	406,130,230	—	406,130,230
South Korea	302,384,030	2,152,779,966	346,816	2,455,510,812
Taiwan	14,430,894	3,412,578,871	70,610	3,427,080,375
Thailand	—	163,904,630	—	163,904,630
Turkey	—	91,683,718	—	91,683,718
United Arab Emirates	—	180,132,975	—	180,132,975
Preferred Stocks
Brazil	73,418,965	—	—	73,418,965
Colombia	8,077,885	—	—	8,077,885
Philippines	—	274,085	—	274,085
Rights/Warrants
Malaysia	—	725	—	725
Taiwan	—	58,342	—	58,342
Securities Lending Collateral	—	170,911,991	—	170,911,991
Total Investments in Securities	$1,419,396,247	$13,057,954,898	$1,006,399˂˃	$14,478,357,544
Financial Instruments
Assets
Futures Contracts**	2,221,434	—	—	2,221,434
Total Financial Instruments	$2,221,434	—	—	$2,221,434
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
371

DIMENSIONAL EMERGING MARKETS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $1,261,584,023 of securities on loan)*	$14,307,445,553
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $170,911,991)	170,911,991
Cash Collateral from Securities on Loan	11,989
Segregated Cash for Futures Contracts	6,971,313
Foreign Currencies at Value	81,191,516
Cash	53,328,235
Receivables:
Investment Securities Sold	17,328,378
Dividends, Interest and Tax Reclaims	11,588,974
Securities Lending Income	2,588,923
Futures Variation Margin	1,101,740
Prepaid Expenses and Other Assets	1,204
Total Assets	14,652,469,816
LIABILITIES:
Payables:
Upon Return of Securities Loaned	170,952,791
Investment Securities Purchased	11,541,620
Due to Advisor	1,147,774
Due to Directors'/Trustees'	388,109
Due to CCO	1,559
Unrealized Loss on Foreign Currency Contracts	2,495
Deferred Taxes Payable	148,866,118
Accrued Expenses and Other Liabilities	1,147,851
Total Liabilities	334,048,317
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,318,421,499
Investment Securities at Cost	$7,697,654,519
Foreign Currencies at Cost	$81,857,473

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
372

DIMENSIONAL EMERGING MARKETS VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
Dimensional Emerging Markets Value Fund
Investment Income
Dividends (Net of Foreign Taxes Withheld of $15,058,836)	$129,481,934
Dividend Income from Affiliates	3,515,052
Income from Securities Lending, Net	12,227,590
Total Investment Income	145,224,576
Expenses
Investment Management Fees	6,699,752
Accounting Fees	162,384
Custodian Fees	2,348,414
Shareholders' Reports
Shareholders' Reports	3,601
Trustees' Fees and Expenses	57,204
CCO Fees	3,805
Professional Fees	142,929
Other	272,063
Total Expenses	9,690,152
Net Expenses	9,690,152
Net Investment Income (Loss)	135,534,424
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	923,314 [1]
Affiliated Investment Companies Shares Sold	(32,493)
Futures	8,877,948
Foreign Currency Transactions	234,552
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,951,790,083 [2]
Futures	(549,472)
Translation of Foreign Currency-Denominated Amounts	100,679
Net Realized and Unrealized Gain (Loss)	1,961,344,611
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,096,879,035
[1]Net of foreign capital gain taxes withheld of:	$6,938,529
[2]Including foreign capital gain taxes of:	$11,679,882
See accompanying Notes to Financial Statements.
373

DIMENSIONAL EMERGING MARKETS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$135,534,424	$407,713,842
Net Realized Gain (Loss) on:
Investment Securities Sold	923,314	(52,069,487)
Affiliated Investment Companies Shares Sold	(32,493)	10,532
Futures	8,877,948	18,644,142
Foreign Currency Transactions	234,552	(2,073,850)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,951,790,083	2,150,558,202
Affiliated Investment Companies Shares	—	(189)
Futures	(549,472)	3,263,714
Translation of Foreign Currency-Denominated Amounts	100,679	500,677
Net Increase (Decrease) in Net Assets Resulting from Operations	2,096,879,035	2,526,547,583
Transactions in Interest:
Contributions	213,507,961	470,848,762
Withdrawals	(1,136,101,500)	(1,011,300,439)
Net Increase (Decrease) from Transactions in Interest	(922,593,539)	(540,451,677)
Total Increase (Decrease) in Net Assets	1,174,285,496	1,986,095,906
Net Assets
Beginning of Period	13,144,136,003	11,158,040,097
End of Period	$14,318,421,499	$13,144,136,003
See accompanying Notes to Financial Statements.
374

DIMENSIONAL EMERGING MARKETS VALUE FUND
FINANCIAL HIGHLIGHTS
	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	16.56%(B)	23.23%	23.49%	16.09%	(19.27%)	35.69%
Net Assets, End of Period (thousands)	$14,318,421	$13,144,136	$11,158,040	$10,130,286	$9,760,139	$13,469,705
Ratio of Expenses to Average Net Assets	0.14%(D)	0.15%	0.15%	0.14%	0.15%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%(D)	0.15%	0.15%	0.15%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.02%(D)	3.52%	3.61%	4.33%	4.79%	3.26%
Portfolio Turnover Rate	2%(B)	11%	13%	12%	14%	14%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
375

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series that operates as a Master Fund.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.
Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange . These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
376

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset  value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Fund, and advised by Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i)
377

the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
C. Investment Advisor:
The Advisor provides investment management services to the Fund.
For the six months ended April 30, 2026, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Dimensional Emerging Markets Value Fund	0.10%

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amounts paid by the Fund to the CCO were $3,805 and are included in Other Expenses on the Statement of Operations.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows:
Dimensional Emerging Markets Value Fund	$323,271

378

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
Dimensional Emerging Markets Value Fund	$333,499,497	$1,116,193,568
There were no purchases or sales of long-term U.S. government securities.
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$121,913,133	$954,407,348	$905,375,996	$(32,493)	—	$170,911,991	14,778,382	$3,515,052	—
Total	$121,913,133	$954,407,348	$905,375,996	$(32,493)	—	$170,911,991		$3,515,052	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners. Accordingly, as a pass-through entity, the Fund pays no income dividends or capital gain distributions.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$8,387,809,432	$7,094,259,540	$(492,380,885)	$6,601,878,655
The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Fund recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed tax positions and has concluded that no additional provision for income tax is required in financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
379

G. Financial Instruments:
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Fund’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Fund.
2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 :
Futures*
Dimensional Emerging Markets Value Fund	$91,876,821
*	Average Notional Value of futures contracts.
The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1),*
Dimensional Emerging Markets Value Fund	$2,221,434	$2,221,434

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.
380

The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$8,877,948	$8,877,948
(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(549,472)	$(549,472)
(1)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the Fund under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
Dimensional Emerging Markets Value Fund	4.47%	$10,683,183	6	$7,943	$11,281,500	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that the Fund's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as
381

compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the six months ended April 30, 2026, activity by the Fund under the interfund lending program was as follows:
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2026
Dimensional Emerging Markets Value Fund	Borrower	4.29%	$69,356,771	7	$57,912	$86,132,600	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026 that the Fund utilized the interfund lending program.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Fund under Rule 17a-7 were as follows:
Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$211,091	$1,342,755	$(714,293)
J. Securities Lending:
As of April 30, 2026, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$1,279,692,641

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the
382

agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Trust's Co-Chief Executive Officers and the Chief Financial Officer act as the Fund's chief operating decision maker ("CODM"). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is executed by its fund management team and guided by the Fund’s investment objective and principal investment strategies, as described in the Fund’s registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
383

O. ReFlow Redemption Service:
The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8days,determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws,ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Fund and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Fund’ registration statement. If the Fund is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Fund, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Fund’ financial statements. Purchases and redemptions of the feeder portfolio’s shares by ReFlow under the program are not considered excessive short-term trading under the Fund’ Policy Regarding Excessive Short-Term Trading.
The Series did not use the ReFlow liquidity program during the six-months ended April 30, 2026.
P. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
384

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
385

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
386

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
387

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge
388

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund. After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
389

DFA-043026-001SMI

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Large Cap International Portfolio
International Core Equity 2 Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
International High Relative Profitability Portfolio
World ex U.S. Core Equity Portfolio
World ex U.S. Targeted Value Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Emerging Markets Core Equity 2 Portfolio
Emerging Markets Targeted Value Portfolio
Emerging Markets ex China Core Equity Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CPI	Consumer Price Index
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
REIT	Real Estate Investment Trust
ST	Special Tax
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero, rounded to zero, or less than $1.
SEC	Securities and Exchange Commission

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.0%)
	AGL Energy Ltd.	232,488	$1,610,900
	ALS Ltd.	254,328	3,971,289
	Ampol Ltd.	106,039	2,684,968
	ANZ Group Holdings Ltd.	684,516	18,181,779
	APA Group	535,180	3,997,909
	Aristocrat Leisure Ltd.	116,336	4,002,595
	ASX Ltd.	53,180	2,330,121
	Atlas Arteria Ltd.	396,660	1,374,507
	Aurizon Holdings Ltd.	829,156	2,504,896
	Bendigo & Adelaide Bank Ltd.	236,713	1,829,815
	BHP Group Ltd. (BHP AU)	1,212,466	47,988,607
#	BHP Group Ltd. (BHP LN), Class DI	242,396	9,620,334
#	BHP Group Ltd. (BHP US), Sponsored ADR	300,265	23,811,015
	BlueScope Steel Ltd.	232,410	5,052,356
	Brambles Ltd.	571,987	9,362,826
	Capricorn Metals Ltd.	8,118	67,309
	CAR Group Ltd.	82,508	1,522,010
	Challenger Ltd.	45,458	282,938
	Cleanaway Waste Management Ltd.	159,236	255,460
	Cochlear Ltd.	22,735	1,546,918
	Codan Ltd.	47,836	1,449,619
	Coles Group Ltd.	537,120	8,560,616
	Commonwealth Bank of Australia	372,709	46,945,166
	Computershare Ltd.	211,591	4,648,483
	CSL Ltd.	89,102	8,042,396
	Dyno Nobel Ltd.	84,736	201,206
	Eagers Automotive Ltd.	78,890	1,377,082
#	Endeavour Group Ltd.	267,402	647,380
	Evolution Mining Ltd.	1,235,970	10,927,388
	Fortescue Ltd.	677,488	9,764,682
*	Genesis Minerals Ltd.	431,023	1,857,235
*	Greatland Resources Ltd.	12,031	117,738
	HUB24 Ltd.	37,812	2,313,771
*	IGO Ltd.	240,481	1,323,197
	Insurance Australia Group Ltd.	1,347,639	7,328,594
	JB Hi-Fi Ltd.	66,225	3,698,461
	Lottery Corp. Ltd.	855,046	3,422,842
		Shares	Value»
AUSTRALIA — (Continued)
#*	Lynas Rare Earths Ltd.	316,189	$4,485,511
	Macquarie Group Ltd.	70,544	12,118,981
	Medibank Pvt Ltd.	954,330	3,245,037
*	Mineral Resources Ltd.	53,067	2,497,881
	National Australia Bank Ltd.	761,920	22,040,612
	Netwealth Group Ltd.	9,627	165,338
#*	NEXTDC Ltd.	220,024	2,283,837
	Northern Star Resources Ltd.	562,018	8,614,741
	Orica Ltd.	258,059	3,936,049
	Origin Energy Ltd.	639,687	5,593,492
	Perseus Mining Ltd.	802,656	3,216,795
#*	PLS Group Ltd.	407,076	1,811,249
	Pro Medicus Ltd.	25,413	2,494,225
	Qantas Airways Ltd.	311,858	1,906,821
	QBE Insurance Group Ltd.	708,832	11,481,565
	Qube Holdings Ltd.	798,076	2,905,892
	Ramelius Resources Ltd.	450,496	1,118,119
#	Ramsay Health Care Ltd.	90,191	2,551,234
#	REA Group Ltd.	18,766	2,323,322
#	Reece Ltd.	79,223	789,800
	Rio Tinto Ltd.	145,213	17,787,073
*	Sandfire Resources Ltd.	283,071	3,419,951
	Santos Ltd.	2,230,872	12,852,930
	SGH Ltd.	107,212	3,036,530
	Sigma Healthcare Ltd.	554,799	1,121,633
	Sonic Healthcare Ltd.	213,112	3,049,339
	South32 Ltd. (S32 AU)	2,155,314	6,387,374
	Steadfast Group Ltd.	2,411	7,416
	Suncorp Group Ltd.	411,418	5,119,840
	Technology One Ltd.	173,263	3,570,177
	Telstra Group Ltd. (TLS AU)	1,417,464	5,443,801
	TPG Telecom Ltd.	212,525	642,797
	Transurban Group	991,946	10,053,133
	Wesfarmers Ltd.	328,349	17,442,670
	Westgold Resources Ltd.	372,871	1,480,742
	Westpac Banking Corp.	748,445	20,938,993
	Whitehaven Coal Ltd.	401,666	2,454,432
#	WiseTech Global Ltd.	48,021	1,512,447

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Woodside Energy Group Ltd. (WDS AU)	656,980	$15,706,841
	Woodside Energy Group Ltd. (WDS LN)	43,801	1,057,984
#	Woodside Energy Group Ltd. (WDS US), ADR	68,532	1,634,488
	Woolworths Group Ltd.	361,523	8,976,793
	Worley Ltd.	45,906	393,241
#*	Xero Ltd.	52,534	3,085,228
#	Yancoal Australia Ltd.	297,444	1,636,623
TOTAL AUSTRALIA			499,017,385
AUSTRIA — (0.3%)
Ω	BAWAG Group AG	6,954	1,190,878
	Erste Group Bank AG	129,852	14,348,127
	OMV AG	82,151	5,799,046
#	Verbund AG	26,367	1,989,475
TOTAL AUSTRIA			23,327,526
BELGIUM — (0.9%)
	Ageas SA	100,829	7,901,474
#	Anheuser-Busch InBev SA (ABI BB)	360,455	27,236,547
*	Argenx SE (ARGX BB)	4,901	3,843,500
*	Argenx SE (ARGX US), ADR	1,440	1,125,677
	CMB Tech NV	26,813	369,837
#	Elia Group SA	18,761	3,111,338
	KBC Group NV	124,795	16,609,955
	UCB SA	57,158	15,563,623
TOTAL BELGIUM			75,761,951
CANADA — (11.1%)
	Agnico Eagle Mines Ltd. (AEM CN)	438	82,363
#	Agnico Eagle Mines Ltd. (AEM US)	151,650	28,542,047
	Alamos Gold, Inc. (AGI US), Class A	175,419	7,006,235
	Alimentation Couche-Tard, Inc.	272,732	16,134,828
	AltaGas Ltd.	103,947	3,895,860
	ARC Resources Ltd.	145,322	3,447,031
	AtkinsRealis Group, Inc.	73,331	5,060,047
#	Bank of Montreal (BMO CN)	41,107	6,259,485
		Shares	Value»
CANADA — (Continued)
#	Bank of Montreal (BMO US)	158,839	$24,159,412
	Bank of Nova Scotia (BNS CN)	159,145	12,381,524
	Bank of Nova Scotia (BNS US)	214,751	16,707,628
	Barrick Mining Corp.	141,262	5,557,247
	Barrick Mining Corp. (B US)	370,439	14,573,070
	BCE, Inc. (BCE US)	19,900	473,222
*	Bombardier, Inc. (BBD/A CN), Class A	900	191,747
*	Bombardier, Inc. (BBD/B CN), Class B	40,943	8,700,105
#	Brookfield Corp. (BN CN)	79,314	3,582,234
	Brookfield Corp. (BN US)	209,541	9,454,480
#	Brookfield Renewable Corp. BEPC US	54,174	1,964,349
	Brookfield Wealth Solutions Ltd.	594	26,807
#*	CAE, Inc. (CAE CN)	44	1,150
*	CAE, Inc. (CAE US)	16,194	422,825
	Cameco Corp. (CCJ US)	30,156	3,710,394
	Canadian Imperial Bank of Commerce (CM CN)	149,785	16,713,596
	Canadian Imperial Bank of Commerce (CM US)	171,159	19,073,959
	Canadian National Railway Co. (CNI US)	96,112	10,777,039
	Canadian National Railway Co. (CNR CN)	55,908	6,279,592
	Canadian Natural Resources Ltd. (CNQ CN)	5,672	270,750
	Canadian Natural Resources Ltd. (CNQ US)	847,793	40,431,248
	Canadian Pacific Kansas City Ltd. (CP CN)	21,065	1,832,090
	Canadian Pacific Kansas City Ltd. (CP US)	145,636	12,664,507

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CCL Industries, Inc., Class B	73,986	$4,672,227
*	Celestica, Inc. (CLS CN)	1,600	656,891
*	Celestica, Inc. (CLS US)	50,359	20,626,543
	Cenovus Energy, Inc. (CVE CN)	67,858	1,985,259
	Cenovus Energy, Inc. (CVE US)	594,115	17,371,923
	CGI, Inc. (GIB US)	82,960	5,428,902
	CGI, Inc. (GIBA CN)	199	13,026
	Constellation Software, Inc.	5,232	9,528,761
	Dollarama, Inc.	116,011	14,826,451
	Element Fleet Management Corp.	22,836	545,199
#	Emera, Inc.	133,662	7,131,067
	Enbridge, Inc. (ENB CN)	34,287	1,901,736
	Enbridge, Inc. (ENB US)	515,160	28,550,167
	Equinox Gold Corp. (EQX CN)	28,400	396,829
#	Equinox Gold Corp. (EQX US)	254,100	3,547,236
	Fairfax Financial Holdings Ltd.	7,994	13,833,884
#	First Majestic Silver Corp. (AG US)	98,134	1,934,221
*	First Quantum Minerals Ltd.	214,643	5,255,655
	Fortis, Inc. (FTS CN)	149,319	8,539,110
#	Fortis, Inc. (FTS US)	47,387	2,711,010
#	Franco-Nevada Corp. (FNV US)	31,272	7,203,193
	George Weston Ltd.	72,644	5,242,604
	GFL Environmental, Inc.	67,426	2,704,457
	Gildan Activewear, Inc. (GIL US)	43,178	2,676,604
#	Great-West Lifeco, Inc.	60,178	3,215,459
Ω	Hydro One Ltd.	126,825	5,448,895
	iA Financial Corp., Inc.	5,188	667,697
*	IAMGOLD Corp. (IAG US)	236,282	3,986,077
	IGM Financial, Inc.	35,328	1,969,588
#	Imperial Oil Ltd. (IMO US)	55,760	7,472,955
	Intact Financial Corp.	86,717	16,709,469
#*	Ivanhoe Mines Ltd., Class A	159,650	1,292,855
#	Keyera Corp.	77,379	2,989,546
		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp. (K CN)	219,064	$6,636,348
	Kinross Gold Corp. (KGC US)	343,167	10,377,370
	Loblaw Cos. Ltd.	154,765	7,134,670
	Lundin Gold, Inc.	23,422	1,574,112
	Lundin Mining Corp.	284,051	7,289,740
	Magna International, Inc. (MGA US)	159,131	10,131,871
	Manulife Financial Corp. (MFC CN)	180,801	7,109,053
	Manulife Financial Corp. (MFC US)	394,624	15,504,777
	Metro, Inc.	98,518	6,604,388
	National Bank of Canada	104,399	15,758,804
	Nutrien Ltd. (NTR CN)	12,443	945,809
	Nutrien Ltd. (NTR US)	213,234	16,205,754
	Pan American Silver Corp. (PAAS US)	177,832	9,298,835
	Pembina Pipeline Corp. (PBA US)	241,339	11,227,090
	Pembina Pipeline Corp. (PPL CN)	2,200	102,408
#	RB Global, Inc. (RBA CN)	11,649	1,217,084
	RB Global, Inc. (RBA US)	50,010	5,216,043
#	Restaurant Brands International, Inc. (QSR CN)	58,971	4,758,576
#	Restaurant Brands International, Inc. (QSR US)	71,674	5,782,658
	Rogers Communications, Inc. (RCI US), Class B	69,387	2,527,768
#	Rogers Communications, Inc. (RCIB CN), Class B	80,132	2,917,162
	Royal Bank of Canada (RY CN)	248,711	44,732,642
	Royal Bank of Canada (RY US)	235,765	42,430,627
	Saputo, Inc.	84,026	2,544,256
*	Shopify, Inc. (SHOP CN), Class A	9,260	1,124,003
*	Shopify, Inc. (SHOP US), Class A	57,996	7,025,056
	Stantec, Inc. (STN CN)	16,878	1,541,491

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Sun Life Financial, Inc. (SLF CN)	133,113	$9,590,878
#	Sun Life Financial, Inc. (SLF US)	118,355	8,531,028
	Suncor Energy, Inc. (SU US)	544,424	37,271,267
	TC Energy Corp. (TRP US)	195,287	13,070,559
	Teck Resources Ltd. (TECK US), Class B	201,224	11,757,518
	TELUS Corp.	83,528	1,045,983
	TFI International, Inc. (TFII US)	2	286
	Thomson Reuters Corp. (TRI US)	16,507	1,579,555
	TMX Group Ltd.	18,005	734,330
	Toromont Industries Ltd.	30,690	4,772,218
	Toronto-Dominion Bank (TD CN)	95,463	10,283,874
	Toronto-Dominion Bank (TD US)	431,249	46,445,517
	Tourmaline Oil Corp.	202,586	9,813,494
	Waste Connections, Inc. (WCN CN)	25,531	4,205,734
	Waste Connections, Inc. (WCN US)	51,220	8,436,928
	Wheaton Precious Metals Corp. (WPM US)	35,463	4,484,651
	Whitecap Resources, Inc. WCP CN	706,514	8,337,630
	WSP Global, Inc.	45,755	7,612,640
TOTAL CANADA			927,104,852
DENMARK — (1.5%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	1,284	3,019,469
#	AP Moller - Maersk AS (MAERSKB DC), Class B	1,731	4,109,778
#	Carlsberg AS, Class B	49,267	6,675,088
#	Coloplast AS, Class B	44,703	2,761,468
	Danske Bank AS	264,432	13,594,048
	DSV AS	52,173	12,831,417
*	Genmab AS (GMAB DC)	26,584	7,038,817
#*	Genmab AS (GMAB US), Sponsored ADR	1,009	26,759
	Jyske Bank AS	22,538	3,137,607
		Shares	Value»
DENMARK — (Continued)
	Novo Nordisk AS (NOVOB DC), Class B	923,030	$39,261,942
	Novonesis Novozymes B, Class B	185,827	11,418,277
*Ω	Orsted AS	219,370	5,866,719
	Tryg AS	201,083	4,831,740
	Vestas Wind Systems AS	393,247	12,092,106
TOTAL DENMARK			126,665,235
FINLAND — (1.2%)
	Fortum OYJ	211,567	5,330,022
	Kone OYJ, Class B	117,346	7,469,697
#	Metso OYJ	231,665	4,001,855
#	Neste OYJ	109,929	3,797,250
#	Nokia OYJ (NOK US), Sponsored ADR	224,074	2,892,795
	Nokia OYJ (NOKIA FH)	1,564,193	19,875,517
	Nokia OYJ (NOKIA FP)	268,823	3,345,920
	Nordea Bank Abp (NDA FH)	745,907	14,026,696
	Nordea Bank Abp (NDA SS)	598,154	11,213,645
	Sampo OYJ, Class A	909,081	9,446,473
#	UPM-Kymmene OYJ	213,737	6,404,167
	Wartsila OYJ Abp	283,201	11,893,639
TOTAL FINLAND			99,697,676
FRANCE — (7.9%)
	Accor SA	32,500	1,608,383
#	Aeroports de Paris SA	14,111	1,713,409
	Air Liquide SA	118,242	25,438,603
	Airbus SE	128,582	26,508,383
*	Alstom SA	55,504	1,115,313
Ω	Amundi SA	28,160	2,721,840
	AXA SA	382,490	18,438,038
	BioMerieux	11,133	939,458
	BNP Paribas SA	230,011	24,156,088
	Bollore SE	356,077	2,248,463
	Bouygues SA	126,311	7,470,001
	Bureau Veritas SA	168,692	5,169,285
	Capgemini SE	60,438	7,350,247
	Carrefour SA	203,325	4,053,458
	Cie de Saint-Gobain SA	197,842	18,126,240
#	Cie Generale des Etablissements Michelin SCA	390,422	14,143,431
	Credit Agricole SA	260,750	5,092,997
	Danone SA	123,974	9,713,118

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Dassault Aviation SA	7,235	$2,530,063
	Dassault Systemes SE	150,671	3,395,161
	Eiffage SA	29,920	4,823,951
	Engie SA	962,445	31,724,623
#	EssilorLuxottica SA	55,442	11,735,382
	Eurofins Scientific SE	44,502	3,093,439
Ω	Euronext NV	37,614	6,296,252
#	Getlink SE	45,160	1,011,581
	Hermes International SCA	9,337	17,862,624
	Ipsen SA	7,760	1,524,077
	Kering SA	24,514	6,744,128
	Legrand SA	100,536	18,012,374
	L'Oreal SA	48,037	20,689,004
	LVMH Moet Hennessy Louis Vuitton SE	85,031	45,424,341
	Orange SA (ORA FP)	1,251,477	26,058,684
	Pernod Ricard SA	75,760	5,632,139
	Publicis Groupe SA (PUB FP)	104,028	9,720,094
	Renault SA	26,332	925,022
	Safran SA	106,656	34,248,579
	Sanofi SA (SAN FP)	216,767	20,284,287
	Sartorius Stedim Biotech	5,431	1,003,711
	Schneider Electric SE (0NWV LI)	935	295,008
	Schneider Electric SE (SU FP)	100,339	31,928,746
	Societe Generale SA	324,830	26,148,819
	Sodexo, Inc.	16,625	845,257
#	STMicroelectronics NV (STM FP)	178,896	9,745,536
#	STMicroelectronics NV (STM US)	167,453	9,233,358
	Thales SA	22,965	6,309,337
#	TotalEnergies SE	4,831	447,882
	TotalEnergies SE (TTE FP)	877,774	81,609,751
#	Veolia Environnement SA (VEOEY US), ADR	34,172	722,738
	Veolia Environnement SA (VIE FP)	229,655	9,711,918
	Vinci SA	200,949	30,387,957
TOTAL FRANCE			656,132,578
GERMANY — (6.9%)
	adidas AG	70,805	12,253,340
	Allianz SE (ALIZY US), ADR	69,394	3,158,121
	Allianz SE (ALV GR)	73,809	33,710,958
	BASF SE	436,229	27,978,227
		Shares	Value»
GERMANY — (Continued)
	Bayer AG	500,434	$22,438,308
	Bayerische Motoren Werke AG	130,059	11,902,109
	Beiersdorf AG	36,187	2,999,890
	Commerzbank AG	395,488	16,347,050
	Continental AG	57,566	4,355,619
	Daimler Truck Holding AG	260,984	13,163,483
	Deutsche Bank AG (DB US)	490,604	15,233,254
	Deutsche Bank AG (DBK GR)	38,988	1,211,319
	Deutsche Boerse AG	66,762	20,482,429
	Deutsche Lufthansa AG	346,934	2,972,683
	Deutsche Post AG	429,180	25,413,554
	Deutsche Telekom AG (DTE GR)	1,452,446	46,914,930
	E.ON SE	854,076	18,964,402
	Fresenius Medical Care AG (FME GR)	48,323	2,186,541
	Fresenius SE & Co. KGaA	186,413	9,027,899
	GEA Group AG	7,510	513,546
	Hannover Rueck SE	23,545	7,114,189
Ω	Hapag-Lloyd AG	11,070	1,433,325
	Heidelberg Materials AG	77,789	17,163,606
	Henkel AG & Co. KGaA	41,920	2,888,953
	Hensoldt AG	4,708	424,821
	HOCHTIEF AG	8,769	4,716,222
#	Infineon Technologies AG (IFX GR)	471,920	31,739,095
	Knorr-Bremse AG	37,399	4,361,955
	Mercedes-Benz Group AG	216,801	12,637,353
	Merck KGaA	39,301	5,088,971
	MTU Aero Engines AG	25,832	8,859,247
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,347	27,723,467
	Rheinmetall AG	16,999	27,110,171
	RWE AG	241,954	17,617,274
	SAP SE (SAP GR)	126,038	21,160,906
	Siemens AG (SIE GR)	118,417	35,188,921
*	Siemens Energy AG	185,542	39,320,388
#Ω	Siemens Healthineers AG	127,983	5,247,835
	Symrise AG	2,185	193,286
*	Talanx AG	39,645	5,167,338
	Volkswagen AG	12,633	1,304,314
	Vonovia SE	290,807	7,835,269
TOTAL GERMANY			575,524,568

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (1.6%)
	AIA Group Ltd.	3,249,000	$35,670,002
	BOC Hong Kong Holdings Ltd.	1,008,000	5,798,206
Ω	Budweiser Brewing Co. APAC Ltd.	477,900	471,205
	Cathay Pacific Airways Ltd.	1,108,000	1,646,882
	CK Asset Holdings Ltd.	718,486	4,525,923
	CK Hutchison Holdings Ltd.	829,962	6,930,337
	CK Infrastructure Holdings Ltd.	200,500	1,687,926
	CLP Holdings Ltd.	556,900	5,354,773
	Galaxy Entertainment Group Ltd.	630,000	2,687,809
	Hang Lung Properties Ltd.	29,000	34,093
#	Henderson Land Development Co. Ltd.	572,571	2,263,205
	HK Electric Investments & HK Electric Investments Ltd.	903,500	736,935
	HKT Trust & HKT Ltd.	2,862,000	4,642,595
	Hong Kong & China Gas Co. Ltd.	3,015,661	2,791,966
	Hong Kong Exchanges & Clearing Ltd.	349,451	18,612,705
#	MTR Corp. Ltd.	356,814	1,524,726
	PCCW Ltd.	768,000	593,586
	Power Assets Holdings Ltd.	477,707	3,947,806
	PRADA SpA	178,500	795,381
	Sands China Ltd.	886,400	1,859,803
	Sino Land Co. Ltd.	1,739,584	2,789,543
	SITC International Holdings Co. Ltd.	595,000	2,491,247
	Sun Hung Kai Properties Ltd.	274,108	4,798,830
	Swire Pacific Ltd. (19 HK), Class A	195,000	2,121,012
	Swire Pacific Ltd. (87 HK), Class B	262,500	446,499
	Swire Properties Ltd.	358,200	1,144,494
	Techtronic Industries Co. Ltd.	458,000	6,640,861
Ω	WH Group Ltd.	5,480,735	6,703,192
	Wharf Real Estate Investment Co. Ltd.	654,609	2,049,903
		Shares	Value»
HONG KONG — (Continued)
	Xinyi Glass Holdings Ltd.	225,367	$279,706
TOTAL HONG KONG			132,041,151
IRELAND — (0.4%)
	AIB Group PLC	1,000,667	11,534,234
	Bank of Ireland Group PLC	553,588	10,904,237
	Kerry Group PLC (KYGA ID), Class A	7,926	671,715
	Kerry Group PLC (KYGA LN), Class A	18,318	1,563,829
	Kingspan Group PLC (KSP ID)	66,776	6,178,359
TOTAL IRELAND			30,852,374
ISRAEL — (1.4%)
*	Airport City Ltd.	22,911	425,774
#	Alony Hetz Properties & Investments Ltd.	64,244	775,549
#	Amot Investments Ltd.	82,276	562,379
	Ashtrom Group Ltd.	20,618	509,808
	Azrieli Group Ltd.	9,244	1,474,418
	Bank Hapoalim BM	406,787	10,914,107
	Bank Leumi Le-Israel BM	544,991	13,796,253
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,042	743,874
	Bezeq The Israeli Telecommunication Corp. Ltd.	758,761	2,064,148
	Big Shopping Centers Ltd.	4,234	1,116,967
#*	Camtek Ltd.	6,120	1,170,123
	Cellcom Israel Ltd. (CEL IT)	11,233	137,982
	Clal Insurance Enterprises Holdings Ltd.	35,551	3,071,999
	Delek Group Ltd.	6,339	2,178,615
#*	Doral Group Renewable Energy Resources Ltd.	23,634	590,101
#	El Al Israel Airlines	44,559	200,298
	Elbit Systems Ltd. (ESLT IT)	1,836	1,527,455
#	Elbit Systems Ltd. (ESLT US)	2	1,679
	Electra Ltd.	19,220	633,461
	Energix-Renewable Energies Ltd.	93,195	692,123

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy Ltd. (ENLT IT)	17,327	$1,542,020
*	Enlight Renewable Energy Ltd. (ENLT US)	5,349	484,833
*	Fattal Holdings 1998 Ltd.	4,067	1,016,305
	First International Bank of Israel Ltd.	30,269	2,531,689
	Formula Systems 1985 Ltd. (FORTY IT)	1,766	247,754
	Harel Insurance Investments & Financial Services Ltd.	76,379	4,729,536
	ICL Group Ltd.	186,839	1,000,461
#	Israel Canada TR Ltd.	41,756	291,195
	Israel Discount Bank Ltd., Class A	583,055	6,486,401
	Kenon Holdings Ltd.	8,559	791,949
	Matrix IT Ltd. MTRX IT	21,993	675,273
	Mega Or Holdings Ltd.	1,463	299,260
	Meitav Investment House Ltd.	10,908	499,068
	Melisron Ltd.	8,604	1,268,751
	Menora Mivtachim Holdings Ltd.	11,343	1,851,421
#*	Migdal Insurance & Financial Holdings Ltd.	235,484	1,504,588
	Mivne Real Estate KD Ltd.	258,438	1,245,578
	Mizrahi Tefahot Bank Ltd.	57,619	4,530,770
*	Nayax Ltd.	2,117	147,637
	Next Vision Stabilized Systems Ltd.	25,973	2,983,261
#*	Nice Ltd. (NICE US), Sponsored ADR	4,996	509,692
*	Nova Ltd. (NVMI IT)	4,380	2,187,094
*	OPC Energy Ltd.	43,681	1,827,957
	Partner Communications Co. Ltd.	110,868	1,475,186
	Paz Retail & Energy Ltd.	4,751	1,314,760
	Phoenix Financial Ltd.	125,395	7,544,844
	Shapir Engineering & Industry Ltd.	41,311	580,753
#*	Shikun & Binui Ltd.	128,304	857,205
	Shufersal Ltd.	101,896	1,520,439
		Shares	Value»
ISRAEL — (Continued)
	Strauss Group Ltd.	14,893	$645,171
	Tel Aviv Stock Exchange Ltd.	46,918	2,360,817
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	64,613	2,271,237
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	297,264	10,425,049
*	Tower Semiconductor Ltd. (TSEM IT)	20,979	4,371,828
	YH Dimri Construction & Development Ltd.	2,938	400,475
TOTAL ISRAEL			115,007,370
ITALY — (2.7%)
	Banca Mediolanum SpA	106,595	2,336,390
#	Banca Monte dei Paschi di Siena SpA	649,195	6,920,227
	Banco BPM SpA	655,081	9,545,206
	BPER Banca SpA	578,600	8,541,164
	Enel SpA	2,618,188	30,569,134
	Eni SpA (ENI IM)	599,823	16,960,837
#	Ferrari NV (RACE IM)	34,283	11,863,799
	Ferrari NV (RACE US)	65	22,574
	FinecoBank Banca Fineco SpA	277,025	6,877,317
#	Generali	128,540	5,760,129
	Intesa Sanpaolo SpA	3,631,944	24,676,258
	Leonardo SpA	115,351	7,203,181
#	Moncler SpA	88,254	5,328,037
#Ω	Poste Italiane SpA	154,290	4,095,462
	Prysmian SpA	86,967	13,228,472
	Recordati Industria Chimica e Farmaceutica SpA	26,859	1,568,235
	Snam SpA	653,700	5,154,698
*	Stellantis NV (STLA UX)	26,989	196,480
#*	Stellantis NV (STLAM IM)	852,765	6,257,568
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	29,746	236,183
#*	Telecom Italia SpA (TIT IM)	4,034,658	3,184,070
*	Telecom Italia SpA (TITR IM)	719,525	664,368
	Tenaris SA (TEN IM)	115,521	3,687,586

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Tenaris SA (TS US), ADR	13,804	$882,076
#	Terna - Rete Elettrica Nazionale	542,720	6,527,977
	UniCredit SpA	488,772	37,773,448
	Unipol Assicurazioni SpA	94,070	2,457,917
TOTAL ITALY			222,518,793
JAPAN — (20.9%)
	77 Bank Ltd.	70,419	1,355,634
	ABC-Mart, Inc.	43,100	732,130
	Acom Co. Ltd.	211,300	678,139
	Advantest Corp.	232,400	43,393,387
	Aeon Co. Ltd.	510,033	4,914,417
#	AGC, Inc.	105,400	3,780,057
	Air Water, Inc.	17,400	246,821
	Aisin Corp.	248,400	3,938,982
	Ajinomoto Co., Inc.	211,900	6,810,550
	ALSOK Co. Ltd.	219,600	1,661,021
	Amada Co. Ltd.	164,800	2,786,696
	ANA Holdings, Inc.	54,100	899,044
	Asahi Group Holdings Ltd.	591,000	5,818,766
	Asahi Intecc Co. Ltd.	82,800	1,742,325
	Asahi Kasei Corp.	656,912	6,463,912
	Asics Corp.	249,300	7,079,524
	Astellas Pharma, Inc.	752,075	10,658,213
	Azbil Corp.	177,500	1,579,705
	Bandai Namco Holdings, Inc.	201,400	4,623,196
	BayCurrent, Inc.	61,700	1,986,989
	BIPROGY, Inc.	3,400	97,783
	Bridgestone Corp.	421,826	8,765,985
	Brother Industries Ltd.	148,000	2,810,552
	Canon Marketing Japan, Inc.	57,200	1,301,828
#	Canon, Inc. (7751 JP)	287,200	7,388,665
	Canon, Inc. (CAJ US), Sponsored ADR	17,855	456,909
	Capcom Co. Ltd.	118,700	2,506,185
	Central Japan Railway Co.	182,765	4,384,617
	Chiba Bank Ltd.	198,137	2,734,925
	Chubu Electric Power Co., Inc.	231,799	3,986,681
	Chugai Pharmaceutical Co. Ltd.	183,900	9,807,269
	Chugin Financial Group, Inc.	2,500	46,528
	Coca-Cola Bottlers Japan Holdings, Inc.	39,800	862,954
	COMSYS Holdings Corp.	60,800	2,189,501
		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co. Ltd.	95,288	$2,435,962
	Cosmos Pharmaceutical Corp.	5,100	198,224
	Credit Saison Co. Ltd.	112,400	3,113,348
	CyberAgent, Inc.	165,800	1,327,814
	Dai Nippon Printing Co. Ltd.	161,200	3,053,310
	Daifuku Co. Ltd.	103,284	4,515,748
	Daiichi Life Group, Inc.	1,285,200	11,766,879
	Daiichi Sankyo Co. Ltd.	394,856	6,414,074
	Daikin Industries Ltd.	88,600	12,518,754
	Daishi Hokuetsu Financial Group, Inc.	96,600	1,204,438
	Daito Trust Construction Co. Ltd.	131,500	2,957,832
	Daiwa House Industry Co. Ltd.	228,500	6,971,754
	Daiwa Securities Group, Inc.	513,300	4,831,624
	Denso Corp.	472,600	5,646,649
#*	Dentsu Group, Inc.	87,182	1,655,221
	Disco Corp.	28,200	13,417,062
	Dowa Holdings Co. Ltd.	7,100	432,046
	East Japan Railway Co.	223,200	4,872,212
	Ebara Corp.	200,000	6,841,582
	Eisai Co. Ltd.	70,200	2,101,257
	Electric Power Development Co. Ltd.	27,700	677,900
	ENEOS Holdings, Inc.	1,349,770	11,336,020
	EXEO Group, Inc.	33,800	620,560
	FANUC Corp.	107,400	4,744,187
	Fast Retailing Co. Ltd.	52,500	24,714,123
	Food & Life Cos. Ltd.	49,400	2,873,649
	Fuji Electric Co. Ltd.	57,400	4,824,172
	Fuji Media Holdings, Inc.	23,019	569,417
	FUJIFILM Holdings Corp.	265,300	4,882,482
	Fujikura Ltd.	510,600	19,700,472
	Fujitsu Ltd.	400,540	8,039,376
	Fukuoka Financial Group, Inc.	79,500	3,245,442
	Furukawa Electric Co. Ltd.	23,100	6,273,652

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GMO Payment Gateway, Inc.	7,602	$381,828
	GS Yuasa Corp.	7,300	295,180
	Gunma Bank Ltd.	120,291	1,647,088
	Hachijuni Nagano Bank Ltd.	190,571	2,581,921
	Hakuhodo DY Holdings, Inc.	13,400	89,975
	Hamamatsu Photonics KK	85,700	1,104,710
	Hankyu Hanshin Holdings, Inc.	99,548	2,885,808
	Haseko Corp.	160,500	2,771,679
	Hikari Tsushin, Inc.	5,600	1,359,881
	Hirogin Holdings, Inc.	8,300	98,051
	Hirose Electric Co. Ltd.	14,700	2,043,589
	Hitachi Construction Machinery Co. Ltd.	64,600	2,261,212
	Hitachi Ltd. (6501 JP)	1,323,475	42,084,316
	Hokuhoku Financial Group, Inc.	41,984	1,600,553
#	Honda Motor Co. Ltd. (7267 JP)	1,101,107	8,934,860
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	5,495	133,748
	Horiba Ltd.	13,000	1,810,080
	Hoshizaki Corp.	33,600	1,092,489
	Hoya Corp.	107,200	20,018,928
	Hulic Co. Ltd.	183,200	2,066,217
	Ibiden Co. Ltd.	102,716	8,785,313
	Idemitsu Kosan Co. Ltd.	502,795	4,302,081
	IHI Corp.	369,600	6,750,951
	Iida Group Holdings Co. Ltd.	73,650	1,041,732
	INFRONEER Holdings, Inc.	20,900	284,526
	Inpex Corp.	501,917	13,085,067
	Isetan Mitsukoshi Holdings Ltd.	137,580	2,614,444
	Isuzu Motors Ltd.	424,293	5,846,126
	ITOCHU Corp.	1,220,000	15,119,580
	Iyogin Holdings, Inc.	76,900	1,481,969
	J Front Retailing Co. Ltd.	161,300	2,347,417
	Japan Airlines Co. Ltd.	85,800	1,349,279
	Japan Airport Terminal Co. Ltd.	5,900	189,604
	Japan Exchange Group, Inc.	370,000	4,407,338
	Japan Post Bank Co. Ltd.	316,500	5,431,226
		Shares	Value»
JAPAN — (Continued)
	Japan Post Holdings Co. Ltd.	490,590	$5,689,399
	Japan Post Insurance Co. Ltd.	196,500	1,915,995
	Japan Steel Works Ltd.	22,700	1,387,212
	Japan Tobacco, Inc.	188,900	7,037,418
	JFE Holdings, Inc.	310,596	3,411,072
	JGC Holdings Corp.	11,700	177,775
	JTEKT Corp.	45,964	561,375
	Kajima Corp.	127,100	4,967,584
	Kamigumi Co. Ltd.	24,200	799,819
	Kandenko Co. Ltd.	43,000	1,875,725
	Kansai Electric Power Co., Inc.	326,500	5,230,581
	Kansai Paint Co. Ltd.	13,500	202,601
#	Kao Corp.	160,800	5,992,028
	Kawasaki Heavy Industries Ltd.	365,500	7,514,098
#	Kawasaki Kisen Kaisha Ltd.	171,600	2,797,663
	KDDI Corp.	1,220,600	19,974,541
	Keisei Electric Railway Co. Ltd.	158,173	1,129,671
	Kewpie Corp.	53,000	1,406,295
	Keyence Corp.	26,304	12,064,749
	Kikkoman Corp.	221,600	2,013,308
	Kinden Corp.	62,300	3,338,095
	Kintetsu Group Holdings Co. Ltd.	77,028	1,644,764
#	Kirin Holdings Co. Ltd.	274,600	4,330,182
	Kobe Bussan Co. Ltd.	63,900	1,118,654
	Kobe Steel Ltd.	260,200	3,206,711
	Koito Manufacturing Co. Ltd.	98,500	1,598,104
	Kokusai Electric Corp.	26,200	1,102,635
	Komatsu Ltd.	298,500	12,781,173
	Konami Group Corp.	33,000	3,962,414
	Kraftia Corp.	12,732	785,270
	Kubota Corp. (6326 JP)	405,645	6,621,928
#	Kuraray Co. Ltd.	33,900	356,037
	Kurita Water Industries Ltd.	50,400	2,723,981
	Kyocera Corp.	430,760	7,484,875
	Kyoto Financial Group, Inc.	111,152	3,072,368
	Kyowa Kirin Co. Ltd.	91,400	1,377,023
	Kyushu Electric Power Co., Inc.	186,400	2,015,342
	Kyushu Financial Group, Inc.	57,700	471,210
	Kyushu Railway Co.	21,500	493,510
	Lasertec Corp.	31,300	8,650,641

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lion Corp.	14,600	$142,821
	Lixil Corp.	740	7,641
	LY Corp.	793,500	2,087,085
*	M3, Inc.	186,200	1,793,562
	Makita Corp. (6586 JP)	79,100	2,937,218
	Marubeni Corp.	229,800	8,944,062
	Marui Group Co. Ltd.	19,400	371,377
	Maruwa Co. Ltd.	2,200	1,039,295
	MatsukiyoCocokara & Co.	139,440	2,031,607
	Mazda Motor Corp.	334,472	2,152,970
	McDonald's Holdings Co. Japan Ltd.	26,100	1,354,283
	Mebuki Financial Group, Inc.	513,249	4,261,167
	Medipal Holdings Corp.	89,050	1,591,085
	MEIJI Holdings Co. Ltd.	104,568	2,481,908
	Meiko Electronics Co. Ltd.	6,400	1,292,205
*	Mercari, Inc.	3,800	92,455
	Minebea Mitsumi, Inc.	165,900	3,316,849
	MISUMI Group, Inc.	121,200	2,789,845
	Mitsubishi Chemical Group Corp.	806,713	4,729,309
	Mitsubishi Corp.	498,400	15,962,066
	Mitsubishi Electric Corp.	336,200	13,492,034
	Mitsubishi Estate Co. Ltd.	242,653	6,915,180
	Mitsubishi Gas Chemical Co., Inc.	87,700	2,469,169
	Mitsubishi HC Capital, Inc.	613,970	5,576,753
	Mitsubishi Heavy Industries Ltd.	519,900	15,516,872
	Mitsubishi Logistics Corp.	23,200	207,802
	Mitsubishi Materials Corp.	2,800	92,268
	Mitsubishi Motors Corp.	13,601	26,563
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	1,767,972	31,757,790
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	527,597	9,470,366
	Mitsui & Co. Ltd. (8031 JP)	537,210	20,170,037
		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	732	$552,243
	Mitsui Chemicals, Inc.	221,200	2,698,436
	Mitsui E&S Co. Ltd.	23,800	858,329
	Mitsui Fudosan Co. Ltd.	556,200	6,091,516
	Mitsui Kinzoku Co. Ltd.	21,002	5,770,477
#	Mitsui OSK Lines Ltd.	117,900	4,453,570
	Mizuho Financial Group, Inc. (8411 JP)	501,612	21,570,661
	Modec, Inc.	6,200	512,621
	MonotaRO Co. Ltd.	106,187	1,262,635
	MS&AD Insurance Group Holdings, Inc.	443,285	11,398,660
	Murata Manufacturing Co. Ltd.	385,300	12,778,175
	NEC Corp.	297,870	7,923,345
	Nexon Co. Ltd.	106,800	1,803,049
	NGK Corp.	134,012	4,242,891
	NH Foods Ltd.	49,000	2,018,902
	NHK Spring Co. Ltd.	47,300	864,224
	Nichias Corp.	49,000	972,218
*	NIDEC Corp. (6594 JP)	207,844	3,201,579
	Nifco, Inc.	6,700	197,430
#	Nikkon Holdings Co. Ltd.	28,293	914,182
	Nikon Corp.	137,200	1,517,926
	Nintendo Co. Ltd.	79,100	3,869,484
	Nippon Electric Glass Co. Ltd.	19,000	991,846
	Nippon Express Holdings, Inc.	162,000	4,254,807
	Nippon Paint Holdings Co. Ltd.	324,200	2,044,738
#	Nippon Sanso Holdings Corp.	83,000	2,926,203
	Nippon Steel Corp.	1,624,610	5,981,000
	Nippon Television Holdings, Inc.	13,800	262,348
	Nippon Yusen KK	142,800	5,132,044
	Nishi-Nippon Financial Holdings, Inc.	14,258	358,006
	Nissan Chemical Corp.	58,167	2,515,113
#*	Nissan Motor Co. Ltd.	915,900	2,095,594
	Nisshin Seifun Group, Inc.	21,970	280,627
#	Nissin Foods Holdings Co. Ltd.	76,700	1,373,171

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Niterra Co. Ltd.	94,800	$5,124,462
	Nitori Holdings Co. Ltd.	162,325	2,346,695
	Nitto Boseki Co. Ltd.	4,400	808,416
	Nitto Denko Corp.	342,200	6,508,732
	NOF Corp.	101,400	2,070,891
	Nomura Holdings, Inc. (8604 JP)	619,100	4,958,883
#	Nomura Holdings, Inc. (NMR US), Sponsored ADR	247,991	1,998,807
	Nomura Real Estate Holdings, Inc.	320,500	2,091,021
	Nomura Research Institute Ltd.	134,834	3,639,134
#	NS Solutions Corp.	33,800	783,075
	NSK Ltd.	169,400	1,375,928
	NTT, Inc.	7,319,800	7,129,929
	Obayashi Corp.	292,800	6,883,923
	Obic Co. Ltd.	95,200	2,529,764
	Odakyu Electric Railway Co. Ltd.	126,300	1,264,390
	Oji Holdings Corp.	472,500	2,484,117
	Olympus Corp.	510,400	5,020,047
	Omron Corp.	62,900	2,259,358
	Ono Pharmaceutical Co. Ltd.	141,252	2,089,139
	Open House Group Co. Ltd.	48,000	2,824,974
	Oracle Corp. Japan	14,552	809,744
	Organo Corp.	8,900	899,372
	Oriental Land Co. Ltd.	202,700	2,820,161
	ORIX Corp. (8591 JP)	420,400	14,149,189
	Osaka Gas Co. Ltd.	131,100	4,710,870
	Otsuka Corp.	86,500	1,604,576
	Otsuka Holdings Co. Ltd.	143,400	10,451,301
	Pan Pacific International Holdings Corp.	702,960	3,975,978
	Panasonic Holdings Corp.	685,740	14,027,364
	Penta-Ocean Construction Co. Ltd.	1,800	20,168
*	Rakuten Bank Ltd.	34,300	1,385,887
*	Rakuten Group, Inc.	589,913	2,872,178
	Recruit Holdings Co. Ltd.	381,000	17,649,811
	Renesas Electronics Corp.	467,200	9,448,019
	Resona Holdings, Inc.	537,931	6,728,259
	Resonac Holdings Corp.	112,700	10,313,636
		Shares	Value»
JAPAN — (Continued)
	Ricoh Co. Ltd.	270,100	$2,277,787
	Rinnai Corp.	7,500	170,452
	Rohm Co. Ltd.	144,748	3,131,615
	Rohto Pharmaceutical Co. Ltd.	11,752	172,813
	Rorze Corp.	12,700	304,437
	Ryohin Keikaku Co. Ltd.	238,400	5,522,012
	Sankyo Co. Ltd.	9,000	106,470
	Sankyu, Inc.	5,282	283,841
#	Sanrio Co. Ltd.	364,600	2,124,746
	Santen Pharmaceutical Co. Ltd.	37,592	387,404
	Sanwa Holdings Corp.	119,500	2,733,279
	Sapporo Holdings Ltd.	110,500	1,239,625
	SBI Holdings, Inc.	224,900	4,538,035
	SCREEN Holdings Co. Ltd.	69,800	4,627,812
	Secom Co. Ltd.	114,200	4,157,990
	Seibu Holdings, Inc.	109,000	2,565,041
	Seiko Epson Corp.	163,400	2,197,849
	Seino Holdings Co. Ltd.	8,000	122,620
	Sekisui Chemical Co. Ltd.	188,700	2,891,613
	Sekisui House Ltd.	245,760	5,351,170
	Seven & i Holdings Co. Ltd.	890,228	10,619,475
	SG Holdings Co. Ltd.	170,100	1,591,978
	Shimadzu Corp.	90,300	2,099,066
	Shimamura Co. Ltd.	71,124	1,489,437
	Shimano, Inc.	21,000	2,203,212
	Shimizu Corp.	233,200	4,505,446
	Shin-Etsu Chemical Co. Ltd.	569,800	26,234,830
	Shionogi & Co. Ltd.	256,200	5,175,992
	Shiseido Co. Ltd.	138,591	2,830,708
	Shizuoka Financial Group, Inc.	202,870	3,561,508
	SKY Perfect JSAT Corp.	58,000	1,266,298
	Skylark Holdings Co. Ltd.	139,100	2,668,846
	SMC Corp.	12,400	6,097,595
	SoftBank Corp.	9,545,300	13,434,711
	SoftBank Group Corp.	1,574,604	53,786,592
	Sojitz Corp.	107,299	4,018,852
	Sompo Holdings, Inc.	248,082	9,232,472
	Sony Financial Group, Inc. 8729 JP	2,392,100	2,146,113
	Sony Group Corp. (6758 JP)	2,236,400	44,807,008
	Square Enix Holdings Co. Ltd.	72,900	1,149,911

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Subaru Corp.	332,586	$4,953,936
	Sugi Holdings Co. Ltd.	63,300	1,266,951
	SUMCO Corp.	131,800	2,102,822
	Sumitomo Chemical Co. Ltd.	675,649	2,204,699
	Sumitomo Corp.	240,000	8,923,721
	Sumitomo Electric Industries Ltd.	280,300	18,453,330
#	Sumitomo Forestry Co. Ltd.	291,000	2,629,805
	Sumitomo Heavy Industries Ltd.	44,310	1,499,167
	Sumitomo Metal Mining Co. Ltd.	110,236	6,777,627
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	1,022,020	36,086,556
	Sumitomo Mitsui Trust Group, Inc.	195,080	6,522,185
#*	Sumitomo Pharma Co. Ltd.	8,900	98,255
	Sumitomo Realty & Development Co. Ltd.	212,200	6,578,114
	Sundrug Co. Ltd.	7,100	170,816
	Suntory Beverage & Food Ltd.	71,700	2,066,275
	Suzuki Motor Corp.	651,600	7,287,124
	Sysmex Corp.	240,964	2,127,818
	T&D Holdings, Inc.	172,600	4,181,755
	Taiheiyo Cement Corp.	7,501	170,301
	Taisei Corp.	61,700	6,690,794
	Takasago Thermal Engineering Co. Ltd.	21,489	619,759
	Takashimaya Co. Ltd.	85,200	1,012,978
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	468,997	15,679,874
	TBS Holdings, Inc.	17,600	622,511
	TDK Corp. (6762 JP)	673,510	12,314,726
	Terumo Corp.	455,600	5,797,059
	THK Co. Ltd.	35,500	1,330,863
	TIS, Inc.	90,799	1,978,967
	Tobu Railway Co. Ltd.	49,799	889,313
	Toho Co. Ltd. (9602 JP)	147,000	1,355,136
	Toho Gas Co. Ltd.	800	6,007
	Tohoku Electric Power Co., Inc.	206,000	1,438,861
	Tokio Marine Holdings, Inc. (8766 JP)	664,643	30,438,503
	Tokyo Century Corp.	122,900	1,688,260
		Shares	Value»
JAPAN — (Continued)
*	Tokyo Electric Power Co. Holdings, Inc.	642,472	$2,445,983
	Tokyo Electron Ltd.	131,100	38,632,892
	Tokyo Gas Co. Ltd.	126,400	5,368,191
	Tokyo Ohka Kogyo Co. Ltd.	47,200	2,774,878
	Tokyo Seimitsu Co. Ltd.	13,700	1,513,790
	Tokyo Tatemono Co. Ltd.	122,419	2,816,956
	Tokyu Corp.	193,118	2,053,709
	Tokyu Fudosan Holdings Corp.	454,800	3,872,227
	TOPPAN Holdings, Inc.	100,000	2,972,356
	Toray Industries, Inc.	571,293	4,101,740
	Tosoh Corp.	133,800	2,061,823
	TOTO Ltd.	56,500	1,984,746
	Toyo Seikan Group Holdings Ltd.	46,900	972,737
	Toyo Suisan Kaisha Ltd.	26,600	1,826,951
#	Toyo Tire Corp.	39,912	978,566
	Toyoda Gosei Co. Ltd.	5,200	153,436
	Toyota Boshoku Corp.	2,619	37,055
	Toyota Motor Corp. (7203 JP)	2,968,515	56,981,856
#	Toyota Motor Corp. (TM US), Sponsored ADR	15,100	2,908,562
	Toyota Tsusho Corp.	247,980	9,734,650
	Trend Micro, Inc. (4704 JP)	55,900	1,945,765
	Tsuruha Holdings, Inc.	147,178	1,936,845
	Unicharm Corp.	411,497	2,403,878
	USS Co. Ltd.	181,300	1,958,115
	West Japan Railway Co.	161,700	2,927,025
	Workman Co. Ltd.	1,100	50,096
	Yakult Honsha Co. Ltd.	95,000	1,654,338
	Yamada Holdings Co. Ltd.	49,900	166,372
	Yamaguchi Financial Group, Inc.	47,630	818,425
	Yamaha Corp.	26,800	191,258
#	Yamaha Motor Co. Ltd.	567,900	3,988,915
	Yamato Holdings Co. Ltd.	95,800	1,085,351
	Yamato Kogyo Co. Ltd.	21,200	1,618,232
	Yamazaki Baking Co. Ltd.	55,300	1,156,714

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yaskawa Electric Corp.	90,300	$3,202,039
	Yokogawa Electric Corp.	76,200	2,653,110
	Yokohama Financial Group, Inc.	460,464	4,371,000
	Yokohama Rubber Co. Ltd.	91,300	3,716,068
	Zensho Holdings Co. Ltd.	34,600	1,906,979
	ZOZO, Inc.	181,400	1,217,461
TOTAL JAPAN			1,746,622,235
NETHERLANDS — (4.0%)
	ABN AMRO Bank NV	210,945	7,344,433
#*Ω	Adyen NV	7,776	8,774,868
	Aegon Ltd. (AEG US)	109,371	900,123
#	Akzo Nobel NV	8,086	474,615
#	ArcelorMittal SA (MT US)	191,470	10,954,033
	ASM International NV	19,135	18,719,303
	ASML Holding NV (ASML NA)	30,871	44,625,068
	ASML Holding NV (ASML US)	69,664	100,245,799
	ASR Nederland NV	106,539	8,092,640
	BE Semiconductor Industries NV	18,727	5,477,920
	Coca-Cola Europacific Partners PLC	102,049	9,706,593
	HAL Trust	7,459	1,493,529
#	Heineken NV	121,147	9,431,265
	ING Groep NV (INGA NA)	811,477	23,485,261
	Koninklijke Ahold Delhaize NV (AD NA)	477,963	22,420,457
	Koninklijke KPN NV	2,155,437	11,526,293
	Koninklijke Philips NV (PHG US)	175,457	4,621,537
	Koninklijke Philips NV (PHIA NA)	142,434	3,757,091
*	Magnum Ice Cream Co. NV	17,825	260,238
#*	Magnum Ice Cream Co. NV MICC US	4	60
	NN Group NV	162,562	14,229,670
#	Prosus NV (PRX NA)	247,466	11,980,563
#	Universal Music Group NV	405,450	8,501,311
#	Wolters Kluwer NV	112,269	8,762,080
TOTAL NETHERLANDS			335,784,750
		Shares	Value»
NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	250,340	$1,286,444
	Auckland International Airport Ltd.	347,379	1,695,712
#	Chorus Ltd. (CNU NZ)	357,248	2,051,689
	Contact Energy Ltd.	367,158	2,063,589
	EBOS Group Ltd.	72,155	908,602
	Fisher & Paykel Healthcare Corp. Ltd.	139,336	3,002,728
*	Fletcher Building Ltd. (FBU NZ)	494,859	817,453
	Fonterra Co-Operative Group Ltd.	22,286	86,257
	Infratil Ltd.	203,200	1,496,876
	Mainfreight Ltd.	32,883	1,146,882
	Mercury NZ Ltd.	209,812	830,700
	Meridian Energy Ltd.	305,908	1,027,010
#	Port of Tauranga Ltd.	117,196	574,838
#	Spark New Zealand Ltd.	743,323	912,858
	Vector Ltd.	65,942	188,019
TOTAL NEW ZEALAND			18,089,657
NORWAY — (0.8%)
	Aker ASA, Class A	6,538	754,285
	Aker BP ASA	139,159	5,440,044
#*Ω	AutoStore Holdings Ltd.	67,198	86,146
#	Bakkafrost P	10,429	518,855
Ω	BW LPG Ltd. BWLPG NO	74,997	1,504,976
*	Cadeler AS (CDLR US), ADR	5,232	144,822
	DNB Bank ASA	220,050	6,663,849
	DOF Group ASA	5,569	82,504
Ω	Entra ASA	18,738	212,516
	Equinor ASA	343,106	13,963,462
#	Frontline PLC	61,270	2,227,555
	Gjensidige Forsikring ASA	34,673	974,001
	Golar LNG Ltd.	6,906	379,761
	Hafnia Ltd.	151,063	1,340,838
#	Hoegh Autoliners ASA	59,105	846,882
	Kitron ASA	34,845	376,112
	Kongsberg Gruppen ASA	88,595	2,962,797
*	Kongsberg Maritime AS	88,595	580,644
	Leroy Seafood Group ASA	99,660	488,815
	Mowi ASA	83,404	1,850,507
#*	Nordic Semiconductor ASA	17,507	359,804
	Norsk Hydro ASA	430,562	4,766,939

Large Cap International Portfolio
CONTINUED
	Shares	Value»
NORWAY — (Continued)
Odfjell Drilling Ltd.	4,203	$45,255
Orkla ASA	93,852	1,157,572
Protector Forsikring ASA	21,986	1,112,132
Salmar ASA	5,108	309,316
SpareBank 1 Sor-Norge ASA	74,743	1,615,322
Storebrand ASA	229,427	4,435,042
Subsea 7 SA	98,067	3,532,743
Telenor ASA	127,673	2,104,501
TGS ASA	55,324	899,624
TOMRA Systems ASA	48,940	499,483
Var Energi ASA	189,869	964,808
Veidekke ASA	77,541	1,560,996
Vend Marketplaces ASA	29,391	809,842
Wallenius Wilhelmsen ASA	75,368	969,724
Wilh Wilhelmsen Holding ASA, Class A	4,508	337,186
Wilh Wilhelmsen Holding ASA, Class B	1,108	74,202
Yara International ASA	49,924	2,906,421
TOTAL NORWAY		69,860,283
PORTUGAL — (0.2%)
Banco Comercial Portugues SA, Class R	3,972,593	4,246,227
# EDP Renovaveis SA	89,973	1,504,418
EDP SA (EDP PL)	1,332,631	7,268,541
Galp Energia SGPS SA	231,878	5,423,614
Jeronimo Martins SGPS SA	117,292	2,816,478
TOTAL PORTUGAL		21,259,278
SINGAPORE — (1.2%)
CapitaLand Investment Ltd.	922,150	2,022,386
DBS Group Holdings Ltd.	567,148	26,151,573
Genting Singapore Ltd.	2,175,500	1,167,414
Hongkong Land Holdings Ltd.	443,000	3,502,372
Jardine Cycle & Carriage Ltd.	75,310	1,934,195
Keppel Ltd.	497,900	4,261,733
Keppel REIT	55,322	38,950
		Shares	Value»
SINGAPORE — (Continued)
	Oversea-Chinese Banking Corp. Ltd.	863,257	$14,893,427
	Seatrium Ltd.	379,748	703,999
	Sembcorp Industries Ltd.	511,720	2,685,476
	Singapore Airlines Ltd.	825,900	4,090,457
	Singapore Exchange Ltd.	336,000	5,745,177
	Singapore Technologies Engineering Ltd.	564,800	4,786,384
	Singapore Telecommunications Ltd.	1,580,950	5,725,881
	United Overseas Bank Ltd.	377,865	10,761,240
	UOL Group Ltd.	53,566	448,118
	Wilmar International Ltd.	903,900	2,578,260
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	5,130,019
TOTAL SINGAPORE			96,627,061
SPAIN — (3.0%)
	Acciona SA	3,725	1,084,282
	ACS Actividades de Construccion y Servicios SA	109,775	15,822,380
Ω	Aena SME SA	252,570	6,898,344
	Amadeus IT Group SA	160,860	9,281,991
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	1,401,013	30,937,732
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	625,839	13,843,559
	Banco de Sabadell SA	2,511,975	9,738,922
	Banco Santander SA (SAN SM)	4,087,130	49,872,450
	Bankinter SA	244,609	4,070,556
	CaixaBank SA	1,480,865	18,848,946
#Ω	Cellnex Telecom SA	130,992	4,409,532
	Endesa SA	108,730	4,876,395
	Ferrovial SE	109,820	7,542,043
	Iberdrola SA IBE SM	1,065,866	24,988,388
#	Industria de Diseno Textil SA	311,793	18,661,008
	Mapfre SA	225,194	1,102,398
	Naturgy Energy Group SA	90,661	2,852,612
	Repsol SA (REP SM)	482,574	12,962,503

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Telefonica SA (TEF SM)	2,057,219	$9,283,237
	Telefonica SA (TEF US), Sponsored ADR	61,458	274,103
TOTAL SPAIN			247,351,381
SWEDEN — (2.7%)
#	AAK AB	54,219	1,555,270
#	AddTech AB, Class B	90,786	3,334,205
#	Alfa Laval AB	60,529	3,642,590
*	Asmodee Group AB, Class B	33,808	454,347
#	Assa Abloy AB, Class B	199,102	7,662,977
#	Atlas Copco AB (ATCOA SS), Class A	671,935	12,912,999
	Atlas Copco AB (ATCOB SS), Class B	393,715	6,713,281
	Atrium Ljungberg AB, Class B	31,605	101,598
#	Avanza Bank Holding AB	75,308	2,722,251
	Axfood AB	43,385	1,323,732
#	Beijer Ref AB, Class B	86,928	1,231,565
*Ω	BioArctic AB	5,071	179,212
#*	Boliden AB	129,213	6,792,130
*	Camurus AB	12,768	739,687
#	Castellum AB	127,644	1,633,835
#	Catena AB	13,056	615,881
	Clas Ohlson AB, Class B	15,109	653,838
*	Coffee Stain Group AB, Class B	7,157	16,906
	Elekta AB, Class B	138,578	804,837
*	Embracer Group AB	7,157	49,361
	Epiroc AB (EPIA SS), Class A	177,442	5,122,643
	Epiroc AB (EPIB SS), Class B	99,521	2,479,840
#	EQT AB	33,946	1,107,677
	Essity AB (ESSITYA SS), Class A	8,605	227,639
	Essity AB (ESSITYB SS), Class B	162,715	4,319,374
#Ω	Evolution AB	41,375	2,915,932
#	Fabege AB	92,014	773,087
#*	Fastighets AB Balder, Class B	219,988	1,316,005
#	Getinge AB, Class B	79,688	1,604,266
		Shares	Value»
SWEDEN — (Continued)
#	H & M Hennes & Mauritz AB, Class B	167,436	$3,005,091
#	Hexagon AB, Class B	359,770	3,930,466
#	Hexpol AB	107,133	874,619
*	HMS Networks AB	3,483	202,996
#	Holmen AB (HOLMB SS), Class B	30,769	1,061,529
	Hufvudstaden AB, Class A	9,910	131,979
	Husqvarna AB (HUSQA SS), Class A	12,600	59,827
	Indutrade AB	83,885	1,812,236
#*	International Petroleum Corp. (IPCO SS)	40,386	1,137,327
	Lagercrantz Group AB, Class B	111,522	2,949,029
#	Lifco AB, Class B	50,995	1,604,569
	Loomis AB	41,777	1,945,540
	Medicover AB, Class B	35,267	788,912
#Ω	Munters Group AB	59,686	1,315,828
	Mycronic AB	85,274	2,690,797
#	Nibe Industrier AB, Class B	378,209	1,719,282
#	Nordnet AB publ	63,240	2,084,450
	Pandox AB	52,404	963,091
#	Peab AB, Class B	85,791	833,493
	Saab AB, Class B	46,916	2,847,952
#	Sagax AB (SAGAB SS), Class B	72,944	1,451,651
#	Sandvik AB	245,661	10,334,251
	Sectra AB, Class B	54,337	1,511,944
#	Securitas AB, Class B	225,286	3,780,964
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	442,167	8,751,444
	Skanska AB, Class B	148,452	4,009,290
	SKF AB (SKFA SS), Class A	5,065	127,604
#	SKF AB (SKFB SS), Class B	161,381	4,063,367
	SSAB AB (SSABA SS), Class A	135,094	1,215,872
#	SSAB AB (SSABB SS), Class B	307,719	2,801,717
	Svenska Cellulosa AB SCA (SCAA SS), Class A	8,605	97,951
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	204,523	2,343,548

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Handelsbanken AB (SHBA SS), Class A	292,444	$4,155,609
#	Svenska Handelsbanken AB (SHBB SS), Class B	3,612	87,225
	Sweco AB, Class B	73,964	1,017,060
	Swedbank AB, Class A	244,840	8,654,903
*	Swedish Orphan Biovitrum AB	50,324	2,360,854
	Tele2 AB, Class B	288,823	5,922,121
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	17,870	210,329
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	1,161,673	13,857,594
	Telia Co. AB	1,256,555	6,569,895
#Ω	Thule Group AB	34,101	851,794
	Trelleborg AB, Class B	96,235	3,951,315
	Volvo AB (VOLVA SS), Class A	82,123	2,863,759
#	Volvo AB (VOLVB SS), Class B	667,761	23,275,968
#*	Volvo Car AB, Class B	344,095	823,291
#	Wallenstam AB, Class B	162,936	692,902
	Wihlborgs Fastigheter AB	108,561	959,773
TOTAL SWEDEN			221,709,973
SWITZERLAND — (7.3%)
	ABB Ltd.	231,272	23,390,772
#	Alcon AG	192,210	14,386,522
*	Amrize Ltd.	201,050	11,036,160
	Belimo Holding AG	1,068	978,031
	BKW AG	1,125	224,881
	Chocoladefabriken Lindt & Spruengli AG LISN SW	36	4,652,801
	Cie Financiere Richemont SA, Class A	123,134	23,631,541
	DSM-Firmenich AG	13,125	980,290
#	EMS-Chemie Holding AG	2,147	1,830,154
	Galderma Group AG	47,585	9,983,016
	Geberit AG	15,624	10,558,084
#	Givaudan SA	2,609	9,303,846
	Helvetia Baloise Holding AG	10,524	2,885,513
		Shares	Value»
SWITZERLAND — (Continued)
	Holcim AG (HOLN SW)	223,211	$20,742,182
	Julius Baer Group Ltd.	95,062	7,813,801
#	Kuehne & Nagel International AG	17,809	4,182,743
#	Logitech International SA (LOGI US)	59	5,858
	Logitech International SA (LOGN SW)	9,420	929,872
	Lonza Group AG	24,189	14,871,903
	Nestle SA	800,448	81,037,070
	Novartis AG (NOVN SW)	340,245	50,284,696
#	Novartis AG (NVS US), Sponsored ADR	289,165	42,753,045
#	Partners Group Holding AG	8,371	9,100,972
	Roche Holding AG	238,935	97,365,974
	Roche Holding AG (RO SW), Class BR	10,773	4,505,932
	Sandoz Group AG (SDZ SW)	192,877	15,471,328
	Sandoz Group AG (SDZNY US), ADR	39,056	3,132,650
	Schindler Holding AG SCHN SW	9,697	3,246,953
	Schindler Holding AG SCHP SW	3,563	1,245,691
#	SGS SA	76,830	8,324,533
	Sika AG	48,315	8,912,485
	Sonova Holding AG	9,634	2,111,851
#	Straumann Holding AG	37,735	4,095,333
	Swiss Life Holding AG	11,762	13,809,793
	Swiss Prime Site AG	6,008	1,041,160
#	Swiss Re AG	147,397	23,743,985
	Swisscom AG	17,356	14,680,185
*	UBS Group AG (UBS US)	255,910	11,234,465
	UBS Group AG (UBSG SW)	411,734	18,219,969
Ω	VAT Group AG	6,534	4,908,670
	Zurich Insurance Group AG	43,219	30,133,152
TOTAL SWITZERLAND			611,747,862
UNITED KINGDOM — (12.1%)
	3i Group PLC	302,358	10,515,324
	Admiral Group PLC	117,642	5,405,232
Ω	Airtel Africa PLC	583,935	2,820,186
	Anglo American PLC	167,204	8,274,078
	Antofagasta PLC	123,291	5,979,329
	Associated British Foods PLC	142,156	3,539,897

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AstraZeneca PLC	222,990	$41,781,636
	AstraZeneca PLC (AZN LN)	147,969	28,073,006
	Aviva PLC	959,090	8,134,292
	Babcock International Group PLC	104,716	1,577,574
	BAE Systems PLC	672,735	18,711,146
	Barclays PLC (BARC LN)	1,697,316	9,976,672
	Barclays PLC (BCS US), Sponsored ADR	319,418	7,477,575
	Barratt Redrow PLC	37,985	129,367
	Beazley PLC	46,456	806,912
	BP PLC (BP LN)	2,286,869	18,102,468
	BP PLC (BP US), Sponsored ADR	748,671	35,472,008
	British American Tobacco PLC (BATS LN)	442,204	26,043,516
	British American Tobacco PLC (BTI US), Sponsored ADR	39,325	2,312,310
	BT Group PLC	4,308,353	12,665,845
	Bunzl PLC	94,984	3,131,245
	Canal & SA	25,935	80,958
	Centrica PLC	2,668,294	7,793,398
	Coca-Cola HBC AG, Class DI	77,054	4,494,475
	Compass Group PLC	579,065	16,362,642
#	Diageo PLC (DEO US), Sponsored ADR	122,179	9,853,736
	Diageo PLC (DGE LN)	169,923	3,435,737
	Diploma PLC	56,315	5,329,615
	easyJet PLC	41,783	199,988
	Endeavour Mining PLC	109,934	6,330,502
	Experian PLC	341,478	12,494,346
	Fresnillo PLC	115,106	5,082,708
	Games Workshop Group PLC	13,421	3,559,606
	Glencore PLC	3,172,321	24,654,736
	GSK PLC (GSK LN)	727,744	19,079,610
#	GSK PLC (GSK US), Sponsored ADR	363,226	19,000,331
	Haleon PLC (HLN LN)	2,148,656	9,922,212
#	Haleon PLC (HLN US), ADR	201,265	1,859,689
	Halma PLC	94,722	5,700,147
	HSBC Holdings PLC (HSBA LN)	2,540,701	46,748,430
		Shares	Value»
UNITED KINGDOM — (Continued)
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	362,959	$33,341,414
	ICG PLC	91,272	2,250,284
	IMI PLC	105,000	3,999,247
	Imperial Brands PLC	378,415	14,376,982
	Informa PLC	468,262	5,062,897
	InterContinental Hotels Group PLC	56,200	8,035,537
#	InterContinental Hotels Group PLC (IHG US), ADR	1,227	176,598
	International Consolidated Airlines Group SA, Class DI	119,677	605,467
	Intertek Group PLC	72,170	4,649,055
	Investec PLC	195,987	1,684,841
	J Sainsbury PLC	923,337	4,125,884
	Kingfisher PLC	57,951	227,881
	Legal & General Group PLC	2,136,040	7,330,305
	Lloyds Banking Group PLC (LLOY LN)	16,927,339	23,009,364
	London Stock Exchange Group PLC	64,408	8,357,344
	M&G PLC	882,638	3,627,599
	Marks & Spencer Group PLC	1,232,960	5,547,036
	Melrose Industries PLC	538,213	3,531,900
	National Grid PLC (NG LN)	681,513	12,199,475
	National Grid PLC (NGG US), Sponsored ADR	99,650	8,922,661
	NatWest Group PLC (NWG LN)	2,249,764	17,943,828
	Next PLC	46,121	8,139,826
	Pearson PLC (PSON LN)	80,538	1,188,496
	Prudential PLC (PRU LN)	804,379	12,121,620
#	Prudential PLC (PUK US), ADR	119,515	3,612,938
	Reckitt Benckiser Group PLC	262,172	16,681,628
	RELX PLC (REL LN)	172,157	6,277,933
#	RELX PLC (RELX US), Sponsored ADR	106,664	3,902,838
	RELX PLC (REN NA)	200,352	7,335,689
	Rentokil Initial PLC RTO LN	720,911	4,860,206

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rio Tinto PLC (RIO LN)	154,229	$15,536,489
	Rio Tinto PLC (RIO US), Sponsored ADR	210,464	21,147,423
	Rolls-Royce Holdings PLC	2,436,202	39,202,282
	Sage Group PLC	371,892	4,435,421
	Schroders PLC	192,370	1,514,719
	Severn Trent PLC	121,918	5,419,715
	Shell PLC (SHEL LN)	77,031	3,502,329
	Shell PLC (SHEL US), ADR	1,026,896	93,108,660
	Smith & Nephew PLC (SN LN)	206,252	3,191,505
#	Smith & Nephew PLC (SNN US), Sponsored ADR	42,791	1,323,526
	Smiths Group PLC	131,756	4,548,959
	Spirax Group PLC	18,688	1,823,892
	SSE PLC	401,580	14,378,315
	St. James's Place PLC	292,295	4,826,348
	Standard Chartered PLC	691,124	17,599,351
	Standard Life PLC	266,596	2,742,764
	Sunbelt Rentals Holdings, Inc.	199,905	15,025,655
	Tesco PLC	2,917,617	19,113,443
#	Unilever PLC UL US, Sponsored ADR	257,287	15,174,787
	Unilever PLC ULVRL IX	79,224	4,619,957
	Unilever PLC UNA NA	220,680	12,923,242
	United Utilities Group PLC	322,757	6,400,978
	Vodafone Group PLC (VOD LN)	8,220,767	13,080,432
	Vodafone Group PLC (VOD US), Sponsored ADR	21,712	343,055
	Weir Group PLC	112,716	4,085,427
*	Wise PLC, Class A	150,256	2,148,860
TOTAL UNITED KINGDOM			1,013,256,791
		Shares	Value»
UNITED STATES — (0.1%)
#	International Paper Co.	106,683	$3,334,217
*	James Hardie Industries PLC (JHX AU), CDI	157,942	3,369,695
TOTAL UNITED STATES			6,703,912
TOTAL COMMON STOCKS			7,872,664,642
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 5.549%	24,220	2,210,082
#	Dr. Ing hc F Porsche AG, 5.619%	27,451	1,333,047
	Henkel AG & Co. KGaA, 3.334%	69,345	5,046,096
	Porsche Automobil Holding SE, 6.171%	47,106	1,714,005
	Sartorius AG, 0.342%	3,717	949,605
	Volkswagen AG, 7.359%	94,908	9,624,451
TOTAL GERMANY			20,877,286
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0
TOTAL INVESTMENT SECURITIES (Cost $3,947,572,560)			7,893,541,928
			Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§	The DFA Short Term Investment Fund	38,553,515	445,871,402
TOTAL INVESTMENTS — (100.0%)
(Cost $4,393,458,027)			$8,339,413,330

Large Cap International Portfolio
CONTINUED
As of April 30, 2026, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	205	06/18/26	$68,974,180	$74,248,437	$5,274,257
Total Futures Contracts			$68,974,180	$74,248,437	$5,274,257
As of April 30, 2026, the value of Rule 144A securities amounted to $74,353,607 or 0.9% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$25,445,503	$473,571,882	—	$499,017,385
Austria	—	23,327,526	—	23,327,526
Belgium	1,125,677	74,636,274	—	75,761,951
Canada	921,547,605	5,557,247	—	927,104,852
Denmark	26,759	126,638,476	—	126,665,235
Finland	6,238,715	93,458,961	—	99,697,676
France	10,403,978	645,728,600	—	656,132,578
Germany	18,391,375	557,133,193	—	575,524,568
Hong Kong	—	132,041,151	—	132,041,151
Ireland	—	30,852,374	—	30,852,374
Israel	11,421,253	103,586,117	—	115,007,370
Italy	1,337,313	221,181,480	—	222,518,793
Japan	15,520,635	1,731,101,600	—	1,746,622,235
Netherlands	116,721,552	219,063,198	—	335,784,750
New Zealand	—	18,089,657	—	18,089,657
Norway	1,105,227	68,755,056	—	69,860,283
Portugal	—	21,259,278	—	21,259,278
Singapore	—	96,627,061	—	96,627,061
Spain	14,273,605	233,077,776	—	247,351,381
Sweden	—	221,709,973	—	221,709,973
Switzerland	70,282,163	541,465,699	—	611,747,862
United Kingdom	305,141,687	708,115,104	—	1,013,256,791
United States	—	6,703,912	—	6,703,912
Preferred Stocks
Germany	—	20,877,286	—	20,877,286
Rights/Warrants
Canada	—	—	—	—
Securities Lending Collateral	—	445,871,402	—	445,871,402
Total Investments in Securities	$1,518,983,047	$6,820,430,283	—	$8,339,413,330
Financial Instruments
Assets
Futures Contracts**	5,274,257	—	—	5,274,257
Total Financial Instruments	$5,274,257	—	—	$5,274,257
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

International Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.9%)
AUSTRALIA — (5.6%)
	Accent Group Ltd.	558,913	$249,033
#	Acrow Ltd.	1,027,565	656,037
#	Adairs Ltd.	648,312	612,481
	AGL Energy Ltd.	1,214,317	8,413,953
*	Alkane Resources Ltd.	1,894,250	2,095,240
	Alliance Aviation Services Ltd.	68,756	29,503
	ALS Ltd.	1,199,746	18,733,832
#*	AMA Group Ltd.	507,501	215,991
	Amotiv Ltd.	765,427	3,560,171
	AMP Ltd.	8,749,061	9,288,365
*	Amplitude Energy Ltd.	1,080,871	1,363,428
	Ampol Ltd.	609,669	15,437,167
	Ansell Ltd.	594,026	11,395,376
	ANZ Group Holdings Ltd.	2,215,622	58,850,266
	APA Group	1,520,216	11,356,337
#*	Appen Ltd.	640,679	530,286
*	Arafura Rare Earths Ltd. (ARU AU)	330,345	87,065
#	ARB Corp. Ltd.	364,350	4,926,959
	Aristocrat Leisure Ltd.	632,117	21,748,284
#	ARN Media Ltd.	1,378,643	279,596
*	Articore Group Ltd.	321,992	58,053
	ASX Ltd.	145,146	6,359,679
#	Atlas Arteria Ltd.	1,002,781	3,474,838
#	AUB Group Ltd.	307,894	5,734,179
*	Aura Energy Ltd.	120,455	11,643
*	Aurelia Metals Ltd.	4,434,329	945,592
	Aurizon Holdings Ltd.	5,619,967	16,978,027
*	Ausgold Ltd.	119,326	79,112
#	Aussie Broadband Ltd.	718,090	2,778,215
*	Austal Ltd.	1,838,923	5,545,155
#*	Australian Agricultural Co. Ltd.	1,258,308	1,188,373
#	Australian Clinical Labs Ltd.	1,218,677	1,671,649
#	Australian Ethical Investment Ltd.	245,785	719,551
	Australian Finance Group Ltd.	810,904	1,170,361
#*	Australian Strategic Materials Ltd.	436,024	497,423
	Autosports Group Ltd.	10,383	18,253
*	Baby Bunting Group Ltd.	429,350	447,623
		Shares	Value»
AUSTRALIA — (Continued)
#	Bank of Queensland Ltd.	1,785,751	$8,669,071
*	Bannerman Energy Ltd.	50,249	150,133
#	Bapcor Ltd.	2,029,420	831,227
#	Beach Energy Ltd.	7,094,277	6,026,089
#	Beacon Lighting Group Ltd.	58,489	65,334
	Beacon Minerals Ltd.	11,261	23,760
	Bega Cheese Ltd.	1,804,540	7,215,438
#	Bell Financial Group Ltd.	275,144	264,723
*	Bellevue Gold Ltd.	3,464,386	3,766,649
#	Bendigo & Adelaide Bank Ltd.	1,487,748	11,500,441
#*	Betmakers Technology Group Ltd.	365,926	47,794
	BHP Group Ltd. (BHP AU)	3,147,083	124,559,478
#	BHP Group Ltd. (BHP LN), Class DI	338,292	13,426,303
#	BHP Group Ltd. (BHP US), Sponsored ADR	903,454	71,643,902
#	Bisalloy Steel Group Ltd.	5,274	17,757
#*	Black Cat Syndicate Ltd. (BC8 AU)	789,533	645,551
	BlueScope Steel Ltd.	1,150,500	25,010,686
#*	Boss Energy Ltd.	985,436	1,003,041
	Brambles Ltd.	2,189,246	35,835,657
#	Bravura Solutions Ltd.	734,187	1,134,449
#	Breville Group Ltd.	326,418	7,137,008
#*	Brightstar Resources Ltd.	78,294	22,062
	Capral Ltd.	33,178	291,418
	Capricorn Metals Ltd.	1,697,050	14,070,737
	CAR Group Ltd.	244,903	4,517,681
*	Carnaby Resources Ltd.	52,182	17,622
#*	Carnarvon Energy Ltd.	4,223,827	336,623
#	Cash Converters International Ltd.	917,631	200,296
*	Catalyst Metals Ltd.	68,370	262,104
#*	Catapult Sports Ltd.	192,104	458,603
	Cedar Woods Properties Ltd.	267,392	1,440,762

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Centrebet International Ltd.	22,005	$0
*	Cettire Ltd.	194,165	32,938
	Challenger Ltd.	2,117,821	13,181,681
#	Champion Iron Ltd.	1,455,551	5,028,361
#*	Chrysos Corp. Ltd.	13,677	74,141
	Civmec Australia Ltd.	327,100	364,000
	Cleanaway Waste Management Ltd.	6,525,411	10,468,625
#	Clinuvel Pharmaceuticals Ltd.	47,436	314,917
#*	Coast Entertainment Holdings Ltd.	1,549,036	495,313
#	Cochlear Ltd.	57,497	3,912,167
	Codan Ltd.	531,345	16,101,846
	Cogstate Ltd.	43,213	77,300
	Coles Group Ltd.	1,798,408	28,663,019
	Collins Foods Ltd.	574,365	3,407,112
*	Comet Ridge Ltd.	296,912	35,667
	Commonwealth Bank of Australia	660,983	83,255,182
	Computershare Ltd.	703,248	15,449,790
*	Core Lithium Ltd.	59,289	13,994
#*††	Corporate Travel Management Ltd.	252,724	547,666
	Credit Corp. Group Ltd.	164,068	1,279,633
	CSL Ltd.	100,806	9,098,805
	Dalrymple Bay Infrastructure Ltd.	599,396	2,344,873
#	Data#3 Ltd.	806,304	4,740,993
*	Deep Yellow Ltd.	2,794,610	3,743,651
	Deterra Royalties Ltd.	20,107	60,560
*	Develop Global Ltd.	50,490	196,203
	Dicker Data Ltd.	358,213	2,303,335
#	Domino's Pizza Enterprises Ltd.	103,236	1,238,044
	Downer EDI Ltd.	3,119,314	16,761,391
*	DUG Technology Ltd.	63,975	99,095
#	Duratec Ltd.	259,561	529,282
	Dyno Nobel Ltd.	6,140,497	14,580,606
#	Eagers Automotive Ltd.	677,249	11,821,870
#	Elders Ltd.	714,933	3,705,195
#*	Electro Optic Systems Holdings Ltd.	27,306	180,834
*	Emeco Holdings Ltd.	1,399,499	1,144,403
*	Emerald Resources NL	2,383,551	10,059,524
#*	EML Payments Ltd.	1,157,830	352,336
#	Endeavour Group Ltd.	4,748,614	11,496,396
#	Enero Group Ltd.	92,378	31,021
		Shares	Value»
AUSTRALIA — (Continued)
#	EQT Holdings Ltd.	59,292	$836,401
	ESG Minerals	4,225	487
	Eureka Group Holdings Ltd. (EGH AU)	190,431	79,928
#	Euroz Hartleys Group Ltd.	103,521	83,194
	Evolution Mining Ltd.	6,892,809	60,940,315
#	EVT Ltd.	368,816	3,225,402
#	Fenix Resources Ltd.	127,590	29,081
#	Fiducian Group Ltd.	9,015	57,872
*	FireFly Metals Ltd.	64,244	92,748
	FleetPartners Group Ltd.	790,598	1,343,608
#	Fleetwood Ltd.	207,177	251,177
#	Flight Centre Travel Group Ltd.	535,560	3,990,820
*	Focus Minerals Ltd.	5,833	10,146
	Fortescue Ltd.	2,338,084	33,698,967
	G8 Education Ltd.	1,469,952	181,257
#	Generation Development Group Ltd.	257,530	734,874
*	Genesis Minerals Ltd.	1,584,583	6,827,809
	GenusPlus Group Ltd.	13,453	90,973
	GR Engineering Services Ltd.	229,626	750,862
	GrainCorp Ltd., Class A	1,099,366	4,887,091
#*	Grange Resources Ltd.	2,355,207	306,557
*	Great Boulder Resources Ltd.	442,675	28,760
*	Greatland Resources Ltd.	171,364	1,677,011
	GWA Group Ltd.	857,371	1,237,487
	Hansen Technologies Ltd.	748,203	2,720,842
	Harvey Norman Holdings Ltd.	2,353,566	7,692,355
#	Healius Ltd.	2,722,807	994,565
	Helia Group Ltd.	2,111,355	8,216,562
*	Hillgrove Resources Ltd.	516,963	14,848
#	Horizon Oil Ltd.	237,477	40,392
	HUB24 Ltd.	139,965	8,564,662
#	Humm Group Ltd.	1,500,290	693,307
#	IDP Education Ltd.	95,538	229,574
*	IGO Ltd.	1,384,004	7,615,195
	Iluka Resources Ltd.	1,621,223	9,645,529
	Imdex Ltd.	1,884,674	5,543,917
*	Immutep Ltd. (IMM AU)	728,061	30,900

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Immutep Ltd. (IMMP US), Sponsored ADR	3,713	$1,717
#	Inghams Group Ltd.	1,950,300	2,662,023
	Insurance Australia Group Ltd.	5,838,279	31,749,137
#	Integral Diagnostics Ltd.	653,498	1,051,243
*	ioneer Ltd.	1,060,666	99,642
	IPD Group Ltd.	24,162	98,386
#	IPH Ltd.	840,595	2,209,476
	IRESS Ltd.	429,420	2,113,981
	IVE Group Ltd.	514,235	961,028
	JB Hi-Fi Ltd.	415,932	23,228,515
*	Judo Capital Holdings Ltd.	1,942,566	2,019,352
#	Jupiter Mines Ltd.	2,836,787	565,965
#	Karoon Energy Ltd.	3,748,757	5,909,600
	Kelsian Group Ltd.	248,855	688,947
	Kogan.com Ltd.	58,738	156,801
#	L1 Group Ltd.	1,693,231	1,373,047
	Lendlease Corp. Ltd.	1,461,514	3,564,889
#*	Lifestyle Communities Ltd.	328,363	1,121,977
#	Lindsay Australia Ltd.	246,662	105,994
#*	Liontown Ltd.	661,409	1,158,056
	Lottery Corp. Ltd.	3,159,237	12,646,767
	Lovisa Holdings Ltd.	279,854	4,844,948
	Lycopodium Ltd.	97,952	900,978
#*	Lynas Rare Earths Ltd.	1,270,964	18,030,112
#	MA Financial Group Ltd.	229,293	1,163,158
#	Maas Group Holdings Ltd.	70,298	224,646
	Macmahon Holdings Ltd.	6,034,036	3,179,272
	Macquarie Group Ltd.	184,518	31,698,752
#*	Macquarie Technology Group Ltd.	35,148	1,781,509
#	Mader Group Ltd.	24,395	132,122
	Magellan Financial Group Ltd.	786,478	5,831,171
#*	Mayne Pharma Group Ltd.	280,148	575,029
	McMillan Shakespeare Ltd.	240,168	2,746,410
	Medibank Pvt Ltd.	3,885,523	13,212,062
#*	Megaport Ltd.	294,266	1,992,986
#*	Mesoblast Ltd. (MSB AU)	1,023,229	1,599,455
*	Metals X Ltd.	4,145,206	4,195,513
	Metcash Ltd.	3,771,953	7,427,593
		Shares	Value»
AUSTRALIA — (Continued)
#*	Metro Mining Ltd. MMIDA AU	33,243	$30,754
#*	MGX Resources Ltd.	2,753,457	785,214
*	Michael Hill International Ltd. (MHJ NZ)	61,279	16,848
*	Mineral Resources Ltd.	281,228	13,237,491
	Monadelphous Group Ltd.	350,353	7,115,898
#	Monash IVF Group Ltd.	818,421	430,808
	MotorCycle Holdings Ltd.	62,754	109,462
#*	Myer Holdings Ltd.	4,797,152	901,581
	MyState Ltd.	743,686	2,472,668
#*	Nanosonics Ltd.	174,411	437,211
	National Australia Bank Ltd.	2,515,057	72,754,877
	Navigator Global Investments Ltd.	1,310,481	2,354,227
	Netwealth Group Ltd.	530,219	9,106,206
#*	Neuren Pharmaceuticals Ltd.	93,405	849,302
#	New Hope Corp. Ltd.	2,419,064	9,590,057
#*	NEXTDC Ltd.	1,337,297	13,881,068
	nib holdings Ltd.	2,387,169	11,528,542
#	Nick Scali Ltd.	423,026	4,610,713
*	Nickel Industries Ltd.	5,642,288	4,279,334
	Nine Entertainment Co. Holdings Ltd.	3,954,435	2,736,277
	Northern Star Resources Ltd.	2,959,078	45,357,429
	NRW Holdings Ltd.	2,713,669	12,099,636
*	Nufarm Ltd.	813,570	1,443,960
*	Nuix Ltd.	29,272	32,245
#	Objective Corp. Ltd.	46,381	386,362
#*	OFX Group Ltd.	431,301	154,420
#	OM Holdings Ltd.	418,603	81,976
#*	Omni Bridgeway Ltd.	966,996	1,145,967
	oOh!media Ltd.	2,802,875	2,366,592
*	Ora Banda Mining Ltd.	1,601,476	1,565,727
	Orica Ltd.	1,395,007	21,277,368
	Origin Energy Ltd.	2,632,725	23,020,832
	Orora Ltd.	3,112,385	2,971,432
#	Pacific Current Group Ltd.	236,569	1,826,965
#*	Paladin Energy Ltd.	621,986	5,334,299
*	Pantoro Gold Ltd.	1,252,245	2,994,013
	Peet Ltd.	944,703	1,228,411
#*	Peninsula Energy Ltd.	59,113	21,884
*	PeopleIN Ltd.	68,789	29,300

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Pepper Money Ltd.	91,705	$114,823
#	Perenti Ltd.	3,787,494	5,126,329
#	Perpetual Ltd.	164,977	1,993,870
	Perseus Mining Ltd.	6,318,689	25,323,332
#*	PEXA Group Ltd.	388,686	3,531,745
#	Pinnacle Investment Management Group Ltd.	41,401	452,100
#*	PLS Group Ltd.	4,718,533	20,994,702
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#	Praemium Ltd.	948,385	467,538
#	Premier Investments Ltd.	301,058	2,704,172
#	Pro Medicus Ltd.	129,219	12,682,535
#	Propel Funeral Partners Ltd.	111,326	304,100
#	PWR Holdings Ltd.	186,874	1,175,450
	Qantas Airways Ltd.	833,452	5,096,051
	QBE Insurance Group Ltd.	3,357,236	54,380,054
*	Qoria Ltd.	317,477	68,540
	Qube Holdings Ltd.	3,861,608	14,060,583
	Ramelius Resources Ltd.	5,389,732	13,377,168
#	Ramsay Health Care Ltd.	420,834	11,904,138
#	REA Group Ltd.	72,139	8,931,159
*	ReadyTech Holdings Ltd.	19,841	19,222
#	Redox Ltd.	6,946	16,478
#	Reece Ltd.	274,216	2,733,750
	Regis Healthcare Ltd.	600,786	2,868,861
	Regis Resources Ltd.	4,144,379	21,250,493
	Reliance Worldwide Corp. Ltd.	3,611,579	8,564,795
#	Resimac Group Ltd.	61,700	39,936
*	Resolute Mining Ltd.	10,690,327	9,147,986
#	Ridley Corp. Ltd.	1,542,660	3,107,428
	Rio Tinto Ltd.	683,883	83,768,524
*	Sandfire Resources Ltd.	2,243,286	27,102,487
	Santos Ltd.	8,524,204	49,111,286
*	Saturn Metals Ltd.	50,332	17,354
	SEEK Ltd.	218,442	2,192,846
*	Select Harvests Ltd.	706,852	1,954,130
	Servcorp Ltd.	215,765	1,009,570
	Service Stream Ltd.	2,922,631	4,120,471
	SGH Ltd.	498,897	14,130,154
#	Shaver Shop Group Ltd.	489,740	489,511
#	Sigma Healthcare Ltd.	7,187,780	14,531,483
		Shares	Value»
AUSTRALIA — (Continued)
#*	Silver Mines Ltd.	848,933	$100,720
	Sims Ltd. (SGM AU)	782,986	11,833,325
#*	SiteMinder Ltd.	336,667	754,845
	SmartGroup Corp. Ltd.	338,350	2,206,733
	Solvar Ltd.	743,196	849,719
	Sonic Healthcare Ltd.	513,960	7,354,060
	South32 Ltd. (S32 AU)	6,961,382	20,630,381
	South32 Ltd. (SOUHY US), ADR	402,590	5,970,410
	Southern Cross Electrical Engineering Ltd.	713,164	1,952,267
#	Southern Cross Media Group Ltd.	969,688	400,358
#	SRG Global Ltd.	2,521,078	5,265,954
#*	St Barbara Ltd.	2,680,201	1,207,464
	Stanmore Resources Ltd.	1,659,697	2,815,525
#	Steadfast Group Ltd.	2,249,150	6,918,005
#*	Strickland Metals Ltd.	236,677	29,568
*	Strike Energy Ltd.	598,376	47,535
	Suncorp Group Ltd.	1,722,944	21,440,963
#	Super Retail Group Ltd.	1,022,755	8,794,186
*	Superloop Ltd.	1,970,686	4,812,850
#*	Syrah Resources Ltd.	5,128,811	427,926
	Tabcorp Holdings Ltd.	9,985,583	8,207,289
	Technology One Ltd.	1,011,227	20,836,875
	Telstra Group Ltd. (TLGPY US), ADR	26,567	510,883
	Telstra Group Ltd. (TLS AU)	5,019,947	19,279,215
#*	Temple & Webster Group Ltd.	28,909	120,299
#	Ten Sixty Four Ltd.	1,871,019	148,174
	TPG Telecom Ltd.	590,409	1,785,735
	Transurban Group	1,336,306	13,543,139
#	Treasury Wine Estates Ltd.	789,749	2,482,220
#*	Tuas Ltd.	786,950	3,385,940
#*	Tyro Payments Ltd.	793,621	420,447
#	Universal Store Holdings Ltd.	8,603	45,898
	Vault Minerals Ltd.	5,728,122	19,110,492
	Ventia Services Group Pty. Ltd.	3,687,213	14,194,591
Ω	Viva Energy Group Ltd.	4,280,581	7,610,678
*	Vulcan Energy Resources Ltd.	8,660	24,659
*	Vysarn Ltd.	7,706	4,191

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Wagners Holding Co. Ltd.	6,512	$21,490
	Washington H Soul Pattinson & Co. Ltd.	303,473	9,254,089
#*	WEB Travel Group Ltd.	1,210,538	2,340,339
#	Webjet Group Ltd.	728,759	277,842
	Wesfarmers Ltd.	867,784	46,098,703
*	West African Resources Ltd.	5,302,512	11,545,766
	Westgold Resources Ltd.	3,189,966	12,655,315
	Westpac Banking Corp.	2,426,921	67,897,152
	Whitehaven Coal Ltd.	3,494,842	21,355,688
#	WiseTech Global Ltd.	46,005	1,448,952
	Woodside Energy Group Ltd. (WDS AU)	1,880,620	44,961,185
	Woodside Energy Group Ltd. (WDS LN)	299,211	7,227,241
#	Woodside Energy Group Ltd. (WDS US), ADR	232,635	5,548,345
	Woolworths Group Ltd.	784,204	19,472,171
	Worley Ltd.	1,093,240	9,364,937
#*	Xero Ltd.	132,871	7,803,276
	XRF Scientific Ltd.	350,588	460,450
#	Yancoal Australia Ltd.	1,227,679	6,755,045
#*	Zip Co. Ltd.	265,243	478,256
TOTAL AUSTRALIA			2,401,601,269
AUSTRIA — (0.7%)
*	Addiko Bank AG	10,150	328,598
#	Agrana Beteiligungs AG	38,718	542,392
	ANDRITZ AG	335,732	28,527,354
*	AT&S Austria Technologie & Systemtechnik AG	99,034	10,970,357
Ω	BAWAG Group AG	277,366	47,499,139
	CA Immobilien Anlagen AG	79,259	2,539,776
*	CPI Europe AG	89,201	1,634,020
	DO & Co. AG	34,540	7,043,830
	Erste Group Bank AG	374,745	41,407,823
*	Eurotelesites AG	148,219	816,774
	EVN AG	167,785	5,700,988
*	FACC AG	27,673	428,143
	Frequentis AG	407	35,098
		Shares	Value»
AUSTRIA — (Continued)
*	Immofinanz AG (IIA AV)	223,231	$0
#*	Lenzing AG	56,260	1,539,877
	Mayr Melnhof Karton AG	21,912	2,057,139
	Oberbank AG	5,628	538,963
#	Oesterreichische Post AG	105,181	3,959,396
	OMV AG	527,444	37,232,317
	Palfinger AG	41,987	1,727,763
*	POLYTEC Holding AG	42,606	202,970
	Porr AG	85,401	3,916,384
	Raiffeisen Bank International AG	367,971	20,071,206
	SBO AG	19,435	843,499
*	Semperit AG Holding	16,965	297,708
	Strabag SE (STR AV), Class BR	62,861	6,634,019
	Telekom Austria AG	532,431	6,052,528
*	UBM Development AG	4,717	94,858
	UNIQA Insurance Group AG	365,489	7,012,987
#	Verbund AG	50,462	3,807,521
	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,465	13,738,794
	voestalpine AG	449,698	23,250,729
	Wienerberger AG	420,450	12,190,614
	Zumtobel Group AG	75,293	318,512
TOTAL AUSTRIA			292,962,076
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	113,643	37,480,897
	Ageas SA	666,438	52,225,166
*	AGFA-Gevaert NV	436,118	242,724
#	Anheuser-Busch InBev SA (ABI BB)	937,276	70,822,050
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	59,509	4,495,905
*	Argenx SE (ARGX BB)	14,549	11,409,729
*	Argenx SE (ARGX US), ADR	1,393	1,088,936
*	Atenor	11,318	22,578
	Azelis Group NV	47,523	629,656
	Barco NV	59,953	671,058
	Bekaert SA	174,233	8,603,813

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*	bpost SA	443,053	$944,148
	Cie d'Entreprises CFE	51,230	684,196
*	CMB Tech NV	308,691	4,257,292
#	Colruyt Group NV	184,045	7,094,122
	Deceuninck NV	255,639	642,142
	Deme Group NV	44,003	10,041,299
#	D'ieteren Group	70,655	14,600,241
	Econocom Group SA NV	259,849	431,017
#	Elia Group SA	87,154	14,453,682
	EVS Broadcast Equipment SA	55,647	2,454,048
#	Fagron	310,754	8,766,348
*	Galapagos NV (GLPG BB)	152,486	4,320,219
*	Galapagos NV (GLPG NA)	81,343	2,283,987
	Gimv NV	109,293	6,158,396
*	Immobel SA	11,568	300,215
#	Ion Beam Applications	15,980	251,300
	Jensen-Group NV	9,952	803,140
#	KBC Group NV	692,965	92,232,201
#	Kinepolis Group NV	52,332	1,880,869
#	Lotus Bakeries NV	1,423	17,130,653
#	Melexis NV	69,102	5,815,244
#*	Ontex Group NV	288,957	987,492
*	Onward Medical NV	16,605	51,772
*	Orange Belgium SA	143,087	3,524,597
	Proximus SADP	516,575	3,940,255
#	Recticel SA	168,419	1,998,080
	Sipef NV	20,258	2,416,865
#	Solvay SA	311,505	10,171,800
#	Syensqo SA	220,032	14,596,744
#	Tessenderlo Group SA	72,324	1,814,570
#	UCB SA	171,760	46,768,750
	Umicore SA	268,055	5,421,477
	Van de Velde NV	20,707	796,313
#	VGP NV	33,772	3,467,131
	Viohalco SA	161,025	2,762,628
	What's Cooking BV	1,956	328,909
TOTAL BELGIUM			482,284,654
CANADA — (11.7%)
*	5N Plus, Inc.	312,615	7,541,792
#	Acadian Timber Corp.	39,164	495,911
*	ACT Energy Technologies Ltd.	11,543	57,699
	ADENTRA, Inc.	62,398	1,566,898
	ADF Group, Inc.	47,577	357,961
#*	Advantage Energy Ltd.	1,099,233	8,359,463
		Shares	Value»
CANADA — (Continued)
	Aecon Group, Inc.	284,780	$10,474,185
	AG Growth International, Inc.	22,786	325,430
	AGF Management Ltd., Class B	373,684	4,456,643
	Agnico Eagle Mines Ltd. (AEM CN)	161,422	30,354,482
	Agnico Eagle Mines Ltd. (AEM US)	400,699	75,415,559
#*	Aimia, Inc.	157,005	314,391
*	Air Canada	557,969	7,660,855
#	AirBoss of America Corp.	71,983	368,301
	Alamos Gold, Inc. (AGI CN), Class A	449,189	17,923,265
	Alamos Gold, Inc. (AGI US), Class A	326,712	13,048,875
	Algoma Central Corp.	18,060	293,566
	Algonquin Power & Utilities Corp. (AQN CN)	571,641	3,585,513
#	Algonquin Power & Utilities Corp. (AQN US)	965,842	6,065,488
	Alimentation Couche-Tard, Inc.	723,830	42,821,790
*	Allied Gold Corp.	85	2,556
#	AltaGas Ltd.	1,197,126	44,867,438
	Altius Minerals Corp.	83,801	3,039,625
#	Altus Group Ltd.	56,786	1,887,920
	Amerigo Resources Ltd.	545,974	2,307,131
	Andrew Peller Ltd., Class A	102,269	422,372
#	ARC Resources Ltd.	2,858,825	67,811,187
*	Aritzia, Inc.	348,973	36,833,113
	Atco Ltd., Class I	159,186	7,981,859
#*	Athabasca Oil Corp.	2,212,381	19,479,572
#	AtkinsRealis Group, Inc.	235,730	16,266,038
#*	ATS Corp. (ATS CN)	176,730	5,733,788
*	ATS Corp. (ATS US)	23,710	769,390
*	AutoCanada, Inc.	161,032	2,733,756
*	Avino Silver & Gold Mines Ltd. (ASM CN)	19,541	126,164
	B2Gold Corp. (BTG US)	2,296,754	10,335,393
	B2Gold Corp. (BTO CN)	5,547,754	25,076,902
	Badger Infrastructure Solutions Ltd.	161,647	7,818,462

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Ballard Power Systems, Inc. (BLDP CN)	113,365	$386,410
#*	Ballard Power Systems, Inc. (BLDP US)	653,393	2,221,536
	Bank of Montreal (BMO US)	739,051	112,409,657
	Bank of Nova Scotia (BNS CN)	156,246	12,155,979
#	Bank of Nova Scotia (BNS US)	933,185	72,601,793
	Barrick Mining Corp.	412,954	16,245,610
	Barrick Mining Corp. (B US)	1,586,054	62,395,364
#*	Bausch & Lomb Corp.	15,594	247,945
*	Bausch Health Cos., Inc. (BHC US)	431,311	2,467,099
	Baytex Energy Corp.	3,029,193	15,365,068
#	BCE, Inc. (BCE CN)	146,964	3,492,471
#	BCE, Inc. (BCE US)	223,881	5,323,890
	Birchcliff Energy Ltd.	1,204,629	5,702,333
	Bird Construction, Inc.	215,673	7,953,076
	Black Diamond Group Ltd.	267,713	3,340,623
#*	BlackBerry Ltd. BB US	616,753	3,330,466
	BMTC Group, Inc.	7,200	68,483
*	Bombardier, Inc. (BBD/A CN), Class A	4,884	1,040,549
#*	Bombardier, Inc. (BBD/B CN), Class B	142,680	30,318,515
*	Bonterra Energy Corp.	62,562	331,613
#	Boralex, Inc., Class A	312,615	8,460,064
	Boyd Group, Inc.	69,599	8,603,356
	Bridgemarq Real Estate Services	2,500	26,061
	Brookfield Corp. (BN US)	394,816	17,814,120
#	Brookfield Infrastructure Corp. BIPC CN, Class A	175,457	6,490,771
	Brookfield Infrastructure Corp. BIPC US, Class A	114,871	4,250,227
#	Brookfield Renewable Corp. BEPC CN	17,100	620,628
		Shares	Value»
CANADA — (Continued)
#	Brookfield Renewable Corp. BEPC US	46,700	$1,693,342
	Brookfield Wealth Solutions Ltd.	9,332	421,311
	BRP, Inc. (DOO CN)	82,108	4,594,566
	BRP, Inc. (DOOO US)	26,729	1,495,488
*	CAE, Inc. (CAE US)	616,750	16,103,343
*	Calfrac Well Services Ltd.	80,285	316,211
#	Calian Group Ltd.	42,336	2,203,211
	Cameco Corp. (CCJ US)	64,759	7,967,947
	Canaccord Genuity Group, Inc.	291,375	2,541,900
*	Canacol Energy Ltd.	16,774	0
*	Canada Goose Holdings, Inc. (GOOS CN)	47,682	543,042
*	Canada Goose Holdings, Inc. (GOOS US)	148,154	1,685,993
	Canada Packers, Inc.	53,177	720,327
#	Canadian Imperial Bank of Commerce (CM US)	751,848	83,785,941
	Canadian National Railway Co. (CNI US)	346,036	38,801,017
	Canadian National Railway Co. (CNR CN)	32,594	3,660,961
	Canadian Natural Resources Ltd. (CNQ US)	2,629,377	125,394,989
#	Canadian Pacific Kansas City Ltd. (CP CN)	53,232	4,629,756
	Canadian Pacific Kansas City Ltd. (CP US)	318,736	27,717,283
#	Canadian Tire Corp. Ltd., Class A	216,450	30,102,381
#	Canadian Utilities Ltd., Class A	334,858	11,953,668
#*	Canfor Corp.	285,022	2,538,938
*	Canopy Growth Corp.	35,450	39,408
#	Capital Power Corp.	372,842	17,838,555
*	Capstone Copper Corp.	3,028,449	25,238,004
#	Cardinal Energy Ltd.	620,843	5,672,071
#	Cargojet, Inc.	7,533	438,332
	Cascades, Inc.	274,315	2,172,952

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Cavvy Energy Ltd.	154,300	$154,487
	CCL Industries, Inc., Class B	483,321	30,521,791
*	Celestica, Inc. (CLS CN)	47,287	19,414,005
*	Celestica, Inc. (CLS US)	191,904	78,601,959
	Cenovus Energy, Inc. (CVE CN)	597,448	17,478,988
	Cenovus Energy, Inc. (CVE US)	2,690,496	78,670,103
	Centerra Gold, Inc.	1,299,098	22,608,810
	CES Energy Solutions Corp.	1,192,879	16,984,047
	CGI, Inc. (GIB US)	100,983	6,608,328
	CGI, Inc. (GIBA CN)	174,898	11,447,846
*††	Chesswood Group Ltd.	24,123	3,019
*	Cineplex, Inc.	2,825	23,647
*	Cipher Pharmaceuticals, Inc.	5,529	72,086
	Clairvest Group, Inc.	516	28,035
	Cogeco Communications, Inc.	61,207	2,836,065
	Cogeco, Inc.	21,557	1,001,872
	Colliers International Group, Inc. (CIGI CN)	10,220	1,068,384
	Colliers International Group, Inc. (CIGI US)	106,277	11,114,449
	Computer Modelling Group Ltd.	154,688	462,350
	Constellation Software, Inc.	18,501	33,694,879
	Corby Spirit & Wine Ltd.	30,185	326,661
*	Coveo Solutions, Inc.	4,400	14,350
#*	Cronos Group, Inc. (CRON CN)	13,503	35,985
#*	Cronos Group, Inc. (CRON US)	754,500	2,014,515
*	D-BOX Technologies, Inc.	40,500	24,449
	Definity Financial Corp.	380,576	19,402,133
*	Descartes Systems Group, Inc. (DSG CN)	66	4,762
		Shares	Value»
CANADA — (Continued)
*	Descartes Systems Group, Inc. (DSGX US)	24,068	$1,735,543
	Dexterra Group, Inc.	101,855	879,565
*	Docebo, Inc.	13,698	261,889
	Dollarama, Inc.	420,272	53,711,650
	Doman Building Materials Group Ltd.	343,977	2,608,284
	Dominion Lending Centres, Inc.	29,766	212,560
*	Dorel Industries, Inc., Class B	19,548	23,889
	DPM Metals, Inc.	804,987	27,029,453
	DREAM Unlimited Corp., Class A	91,051	1,240,066
	Dye & Durham Ltd.	37,753	97,276
	Dynacor Group, Inc.	22,100	94,527
	E-L Financial Corp. Ltd.	71,500	897,468
	Eldorado Gold Corp. (EGO US)	125,814	3,911,557
#	Eldorado Gold Corp. (ELD CN)	738,275	22,811,060
#*	Electrovaya, Inc.	645	5,973
#	Element Fleet Management Corp.	1,675,407	39,999,594
*	Eloro Resources Ltd.	41,600	56,044
#	Emera, Inc.	432,011	23,048,432
	Empire Co. Ltd., Class A	613,194	20,991,292
	Enbridge, Inc. (ENB CN)	22	1,222
#	Enbridge, Inc. (ENB US)	936,844	51,919,894
#*	Endeavour Silver Corp.	245,000	2,261,350
	Enerflex Ltd. (EFX CN)	599,151	16,077,634
	Enerflex Ltd. (EFXT US)	8,430	226,093
#	Enghouse Systems Ltd.	75,662	944,139
*	Ensign Energy Services, Inc.	511,000	1,440,814
#	EQB, Inc.	149,356	13,555,128
	Equinox Gold Corp. (EQX CN)	199,796	2,791,716
#	Equinox Gold Corp. (EQX US)	1,189,555	16,606,188
*	ERO Copper Corp. (ERO CN)	67,234	1,737,833
*	ERO Copper Corp. (ERO US)	287,532	7,432,702

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Evertz Technologies Ltd.	79,304	$934,122
#	Exchange Income Corp.	126,902	9,347,035
	Exco Technologies Ltd.	87,005	472,704
	Extendicare, Inc.	318,637	7,032,604
	Fairfax Financial Holdings Ltd.	30,360	52,538,993
#	Fiera Capital Corp.	300,036	1,272,284
	Finning International, Inc.	668,984	48,993,653
*	Firan Technology Group Corp.	16,349	240,117
	Firm Capital Mortgage Investment Corp.	107,018	972,211
	First Majestic Silver Corp. (AG US)	29,773	586,826
	First Majestic Silver Corp. (FR CN)	540,655	10,651,105
*	First Quantum Minerals Ltd.	1,219,203	29,852,906
	FirstService Corp. (FSV CN)	4,407	590,509
	FirstService Corp. (FSV US)	78,004	10,437,715
*	Foraco International SA	236,650	548,789
#	Fortis, Inc. (FTS CN)	271,076	15,502,031
#	Fortis, Inc. (FTS US)	209,270	11,972,337
*	Fortuna Mining Corp. (FSM US)	320,089	3,088,859
*	Fortuna Mining Corp. (FVI CN)	1,350,300	13,022,367
#	Franco-Nevada Corp. (FNV US)	67,341	15,511,326
#	Freehold Royalties Ltd.	699,955	9,270,211
	Frontera Energy Corp.	88,139	953,187
*	Fury Gold Mines Ltd.	49,000	26,694
*	Galiano Gold, Inc. GAU CN	582,246	1,354,509
	Gamehost, Inc.	72,542	715,086
	George Weston Ltd.	344,631	24,871,482
#	GFL Environmental, Inc.	150,752	6,046,663
	Gibson Energy, Inc.	602,700	13,200,077
#	Gildan Activewear, Inc. (GIL CN)	20,207	1,254,058
#	Gildan Activewear, Inc. (GIL US)	450,840	27,947,572
#	goeasy Ltd.	71,251	1,783,963
		Shares	Value»
CANADA — (Continued)
#*	GoGold Resources, Inc.	230,629	$444,840
*	GoldMoney, Inc.	9,239	110,327
#	Great-West Lifeco, Inc.	250,216	13,369,660
*	Greenfire Resources Ltd.	8,378	56,384
	Groupe Dynamite, Inc.	15,200	993,117
*	Haivision Systems, Inc.	61,600	299,758
	Hammond Manufacturing Co. Ltd., Class A	4,800	45,832
	Hammond Power Solutions, Inc.	34,395	7,322,120
	Headwater Exploration, Inc.	915,126	9,041,109
	High Liner Foods, Inc.	54,621	552,905
	Hudbay Minerals, Inc. (HBM CN)	2,516,716	58,214,163
#Ω	Hydro One Ltd.	274,288	11,784,479
*	i-80 Gold Corp.	162,313	244,960
	iA Financial Corp., Inc.	416,897	53,654,753
*	IAMGOLD Corp. (IAG US)	15,714	265,095
*	IAMGOLD Corp. (IMG CN)	2,715,226	45,695,194
	IGM Financial, Inc.	285,377	15,910,185
*	Imperial Metals Corp.	144,567	718,392
#	Imperial Oil Ltd. (IMO US)	241,499	32,365,696
	Information Services Corp.	37,409	1,253,898
	InPlay Oil Corp.	8,817	114,825
	Intact Financial Corp.	347,512	66,961,969
*	Interfor Corp.	166,463	1,197,293
#*	Ivanhoe Mines Ltd., Class A	167,059	1,352,854
Ω	Jamieson Wellness, Inc.	80,513	2,004,008
*	Journey Energy, Inc.	70,800	300,744
*	K92 Mining, Inc.	929,884	17,086,837
	K-Bro Linen, Inc.	44,692	1,247,303
*	Kelt Exploration Ltd.	623,748	4,614,913
#	Keyera Corp.	826,324	31,925,118
*	Kinaxis, Inc.	6,915	714,434
#	Kinross Gold Corp. (K CN)	4,144,751	125,561,530
*	Knight Therapeutics, Inc.	357,891	1,976,061

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Kolibri Global Energy, Inc.	26,102	$150,077
#	KP Tissue, Inc.	32,140	269,263
#	Labrador Iron Ore Royalty Corp.	219,124	4,579,770
*	Laramide Resources Ltd.	26,500	14,827
*	Largo, Inc. (LGO CN)	38,240	45,887
	Lassonde Industries, Inc., Class A	9,485	1,560,781
	Laurentian Bank of Canada	50,952	1,510,536
	Leon's Furniture Ltd.	151,048	2,918,990
#*	Lightspeed Commerce, Inc. (LSPD US)	273,296	2,527,988
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	255,417	17,090,478
#*	Lithium Americas Corp.	470,177	2,694,114
	Loblaw Cos. Ltd.	589,479	27,174,989
*	Lucara Diamond Corp.	1,703,013	300,897
#	Lundin Gold, Inc.	249,576	16,773,139
	Lundin Mining Corp.	1,241,565	31,862,889
	Magellan Aerospace Corp.	67,414	1,243,711
#	Magna International, Inc. (MG CN)	353,072	22,470,699
	Magna International, Inc. (MGA US)	750,068	47,756,830
	Mainstreet Equity Corp.	17,173	2,295,760
*	Major Drilling Group International, Inc.	367,654	4,241,277
	Manulife Financial Corp. (MFC CN)	47	1,848
	Manulife Financial Corp. (MFC US)	994,039	39,055,792
	Maple Leaf Foods, Inc.	280,700	5,930,791
	Martinrea International, Inc.	442,000	3,266,964
*	Mattr Corp.	142,941	1,002,855
*	Maxim Power Corp.	20,837	67,342
*	MDA Space Ltd.	187,645	5,738,413
*	Medexus Pharmaceuticals, Inc.	90,600	264,126
	Medical Facilities Corp.	136,805	1,729,261
*	Mega Uranium Ltd.	112,568	60,496
		Shares	Value»
CANADA — (Continued)
	Melcor Developments Ltd.	37,817	$516,161
	Meren Energy, Inc.	6,747	12,368
	Methanex Corp. (MEOH US)	138,588	9,083,058
#	Methanex Corp. (MX CN)	122,100	7,989,287
	Metro, Inc.	553,908	37,132,453
	Morguard Corp.	8,940	793,072
#	MTY Food Group, Inc.	53,431	1,596,616
#	Mullen Group Ltd.	372,611	5,639,844
#	National Bank of Canada	358,749	54,152,380
	Neo Performance Materials, Inc.	120,076	2,236,480
*	NFI Group, Inc.	91,127	1,459,803
	North American Construction Group Ltd. (NOA CN)	84,700	1,244,607
	North American Construction Group Ltd. (NOA US)	17,602	258,221
#	North West Co., Inc.	226,418	8,480,986
#	Northland Power, Inc.	935,654	16,090,755
	Nutrien Ltd. (NTR CN)	36,595	2,781,647
	Nutrien Ltd. (NTR US)	754,980	57,378,510
#*	Obsidian Energy Ltd. (OBE CN)	86,800	1,238,402
#*	Obsidian Energy Ltd. (OBE US)	192,786	2,752,984
	OceanaGold Corp.	1,219,867	37,771,997
	Onex Corp.	288,418	24,301,130
#	Open Text Corp. (OTEX CN)	242,465	5,496,004
#	Open Text Corp. (OTEX US)	981,174	22,233,403
	OR Royalties, Inc. (OR CN)	130,904	4,821,384
	OR Royalties, Inc. (OR US)	5,268	194,442
*††	Orbite Technologies, Inc.	174,500	0
*	Organigram Global, Inc.	9,052	12,728
*	Orvana Minerals Corp.	19,400	24,279
	Pan American Silver Corp. (PAAS CN)	239,644	12,540,142
	Pan American Silver Corp. (PAAS US)	727,710	38,051,951

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Paramount Resources Ltd., Class A	396,213	$8,966,449
	Parex Resources, Inc.	405,249	8,538,467
	Pason Systems, Inc.	118,061	1,214,203
	Pembina Pipeline Corp. (PBA US)	926,431	43,097,570
#	Pembina Pipeline Corp. (PPL CN)	303,289	14,117,837
#	Pet Valu Holdings Ltd.	10,641	166,624
#	Peyto Exploration & Development Corp.	991,770	18,990,637
	PHX Energy Services Corp.	136,446	1,236,537
	Pine Cliff Energy Ltd.	410,100	193,223
	Pizza Pizza Royalty Corp.	127,219	1,461,049
*	PMET Resources, Inc.	4,700	20,657
	Polaris Renewable Energy, Inc.	146,311	1,380,872
	Pollard Banknote Ltd.	30,596	401,835
#	PrairieSky Royalty Ltd.	555,284	14,025,689
*	Precision Drilling Corp. (PD CN)	51,487	4,802,437
*	Precision Drilling Corp. (PDS US)	7,311	682,345
#	Premium Brands Holdings Corp.	115,537	7,251,098
#*	Profound Medical Corp.	3,806	25,500
#*	Quarterhill, Inc.	432,981	468,570
	Quebecor, Inc., Class B	665,715	28,023,399
#*	Questerre Energy Corp., Class A	145,025	35,233
	RB Global, Inc. (RBA CN)	9	940
#	RB Global, Inc. (RBA US)	161,488	16,843,198
*	Real Matters, Inc.	30,805	130,400
	Restaurant Brands International, Inc. (QSR CN)	40,764	3,289,389
#	Restaurant Brands International, Inc. (QSR US)	330,486	26,663,610
	Richelieu Hardware Ltd.	209,125	6,115,099
		Shares	Value»
CANADA — (Continued)
	Rogers Communications, Inc. (RCI US), Class B	375,359	$13,674,328
#	Rogers Communications, Inc. (RCIB CN), Class B	530,657	19,318,282
#	Rogers Sugar, Inc.	484,683	2,344,291
	Royal Bank of Canada (RY CN)	467,930	84,160,915
	Royal Bank of Canada (RY US)	1,198,667	215,724,100
	Russel Metals, Inc.	325,178	12,656,650
*	Sangoma Technologies Corp.	20,967	89,527
#	Saputo, Inc.	599,943	18,165,904
*	Saturn Oil & Gas, Inc.	14,900	73,932
	Savaria Corp.	144,830	3,185,866
#*	Seabridge Gold, Inc. (SA US)	103,398	2,889,974
	Secure Waste Infrastructure Corp.	1,109,644	18,911,369
*	Shopify, Inc. (SHOP US), Class A	119,367	14,458,925
#	Sienna Senior Living, Inc.	241,785	4,165,178
*	SNDL, Inc.	107,315	145,949
*	Source Energy Services Ltd.	9,700	127,324
	South Bow Corp. SOBO CN	246,437	8,436,206
	South Bow Corp. SOBO US	692,414	23,708,262
*	Spartan Delta Corp.	28,873	296,520
#	Sprott, Inc. (SII CN)	12,025	1,570,601
	Sprott, Inc. (SII US)	57,660	7,518,864
*	SSR Mining, Inc. (SSRM CN)	741,042	21,341,758
*	SSR Mining, Inc. (SSRM US)	6,434	185,364
	Stantec, Inc. (STN CN)	175,524	16,030,852
	Stantec, Inc. (STN US)	94,401	8,618,811
	Stella-Jones, Inc.	249,792	15,458,104
#	StorageVault Canada, Inc.	533,306	1,727,498
	Strathcona Resources Ltd.	4,454	139,947
	Sun Life Financial, Inc. (SLF CN)	434,889	31,334,035

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Sun Life Financial, Inc. (SLF US)	646,555	$46,603,684
	Suncor Energy, Inc. (SU CN)	8	579
	Suncor Energy, Inc. (SU US)	2,627,914	179,906,992
*	SunOpta, Inc. (SOY CN)	41,138	267,419
#	Superior Plus Corp.	1,115,419	6,158,680
#	Surge Energy, Inc.	339,513	2,501,949
	Sylogist Ltd.	14,800	42,493
	Taiga Building Products Ltd.	19,400	52,844
	Tamarack Valley Energy Ltd.	2,222,185	20,841,931
#*	Taseko Mines Ltd. (TKO CN)	50,203	359,979
	TC Energy Corp. (TRP US)	681,304	45,599,677
	Teck Resources Ltd. (TECK US), Class B	831,559	48,587,992
	Teck Resources Ltd. (TECK/A CN), Class A	4,700	275,388
	Teck Resources Ltd. (TECKB CN), Class B	70	4,087
*	Telesat Corp.	8	393
	TELUS Corp.	288,519	3,612,992
*	TerrAscend Corp.	60,600	46,397
#	TerraVest Industries, Inc.	35,365	3,607,446
	TFI International, Inc. (TFII CN)	149,590	21,404,139
	TFI International, Inc. (TFII US)	38,893	5,568,700
††	Theratechnologies, Inc.	62,650	23,807
#	Thomson Reuters Corp. (TRI CN)	5,196	497,050
*	Tidewater Midstream & Infrastructure Ltd.	5,681	59,184
#	Timbercreek Financial Corp.	572,737	2,854,514
	TMX Group Ltd.	289,015	11,787,412
	Topaz Energy Corp.	279,553	6,491,038
	Torex Gold Resources, Inc.	435,575	17,937,988
	Toromont Industries Ltd.	224,150	34,854,760
		Shares	Value»
CANADA — (Continued)
	Toronto-Dominion Bank (TD CN)	589,766	$63,533,301
	Toronto-Dominion Bank (TD US)	744,456	80,177,911
	Total Energy Services, Inc.	160,416	2,777,619
#	Tourmaline Oil Corp.	1,134,876	54,974,659
	TransAlta Corp.	405,415	5,059,579
	TransAlta Corp.	701,890	8,748,112
#*	Transat AT, Inc.	87,600	165,094
	Transcontinental, Inc., Class A	274,999	1,075,014
*††	Trevali Mining Corp.	258,153	0
	Trican Well Service Ltd.	1,202,913	6,384,952
#	Triple Flag Precious Metals Corp. (TFPM CN)	2,987	95,348
	Triple Flag Precious Metals Corp. (TFPM US)	94,976	3,030,671
*	Trisura Group Ltd. (TRRSF US)	231	7,491
*	Trisura Group Ltd. (TSU CN)	128,187	4,152,260
*	TRX Gold Corp.	30,600	33,566
*	Valeura Energy, Inc.	40,174	396,904
	Vecima Networks, Inc.	2,800	26,179
	Velan, Inc.	3,300	37,413
	Vermilion Energy, Inc. (VET CN)	16,279	219,794
	Vermilion Energy, Inc. (VET US)	411,501	5,542,918
	VersaBank (VBNK CN)	21,290	380,394
	VersaBank (VBNK US)	3,669	65,712
*††	Victoria Gold Corp./Vancouver	1,949	129
*	Vitalhub Corp.	22,200	131,074
#*	Vizsla Silver Corp.	51,998	176,472
	Wajax Corp.	98,004	2,440,089
	Waste Connections, Inc. (WCN CN)	43,109	7,101,320
	Waste Connections, Inc. (WCN US)	171,878	28,311,821
#*	Well Health Technologies Corp.	428,220	1,361,881
*	Wesdome Gold Mines Ltd.	742,700	13,198,938
	West Fraser Timber Co. Ltd. (WFG CN)	190,292	12,047,784

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	West Fraser Timber Co. Ltd. (WFG US)	19,314	$1,222,773
#*	Western Forest Products, Inc.	15,435	168,064
#	Westshore Terminals Investment Corp.	172,750	4,518,576
	Wheaton Precious Metals Corp. (WPM US)	70,025	8,855,362
	Whitecap Resources, Inc. WCP CN	4,314,827	50,919,622
#	Whitecap Resources, Inc. WCPRF US	595,213	7,041,376
	Winpak Ltd.	91,756	2,712,792
	WSP Global, Inc.	141,561	23,552,682
*	Yangarra Resources Ltd.	107,594	114,061
	Yellow Pages Ltd.	49,661	491,364
TOTAL CANADA			5,023,225,640
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	2,627,562	56,445,142
DENMARK — (1.9%)
	AL Sydbank	334,146	28,498,528
#	ALK-Abello AS	501,333	18,777,741
	Alm Brand AS	4,542,002	10,624,730
#	Ambu AS, Class B	970,638	9,621,814
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,745	8,806,785
#	AP Moller - Maersk AS (MAERSKB DC), Class B	5,279	12,533,516
*	Bang & Olufsen AS	317,426	433,491
*	Bavarian Nordic AS	328,207	9,660,701
	Carlsberg AS, Class B	303,096	41,065,874
#	cBrain AS	4,080	41,625
#	Coloplast AS, Class B	39,319	2,428,878
#	Columbus AS	248,968	393,985
	D/S Norden AS	111,988	5,299,301
	Danske Bank AS	1,144,970	58,861,172
#*	Demant AS	286,892	9,098,370
*	Dfds AS	58,100	1,247,934
	Djurslands Bank AS	1,040	151,505
	DSV AS	200,475	49,304,843
	FLSmidth & Co. AS	248,501	18,456,706
	Foroya Banki P	2,818	100,206
*	Genmab AS (GMAB DC)	100,563	26,626,713
		Shares	Value»
DENMARK — (Continued)
#*	GN Store Nord AS	736,786	$11,082,412
	GronlandsBANKEN AS	33	5,070
	H Lundbeck AS (HLUNA DC), Class A	164,384	912,329
	H Lundbeck AS (HLUNB DC)	1,084,418	7,290,108
#*	H&H International AS, Class B	75,228	1,253,836
	Harboes Bryggeri AS, Class B	2,462	43,226
#*	Huscompagniet AS	3,907	21,001
	ISS AS	480,480	17,626,221
	Jeudan AS	18,873	616,044
	Jyske Bank AS	251,563	35,021,112
#	Matas AS	169,456	2,693,944
	MT Hoejgaard Holding AS	2,744	147,007
#*Ω	Netcompany Group AS	125,279	7,156,589
#*	NKT AS	296,795	43,840,279
#*Ω	NNIT AS	23,570	163,248
*	North Media AS	6,882	52,358
	Novo Nordisk AS (NOVOB DC), Class B	1,773,052	75,418,421
	Novo Nordisk AS (NVO US), Sponsored ADR	928,818	39,214,696
#	Novonesis Novozymes B, Class B	763,750	46,929,181
#*	NTG Nordic Transport Group AS	19,082	558,514
*Ω	Orsted AS	349,036	9,334,441
	Pandora AS	342,430	26,058,564
#	Parken Sport & Entertainment AS	7,909	223,342
	Per Aarsleff Holding AS	98,509	11,472,743
	Ringkjoebing Landbobank AS	148,894	37,202,852
#	Rockwool AS ROCKA DC, Class A	74,256	2,282,227
	Rockwool AS ROCKB DC, Class B	440,722	12,829,630
	Royal Unibrew AS	238,392	15,943,240
#*	RTX AS	25,439	379,819
Ω	Scandinavian Tobacco Group AS	302,820	3,206,302
	Schouw & Co. AS	69,765	7,192,565
	SJF Bank AS	15,860	778,018
	Skjern Bank	533	25,233

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#*	Solar AS, Class B	6,785	$221,144
	SP Group AS	11,063	646,157
	TCM Group AS	5,303	54,173
#	Tivoli AS	1,741	178,046
	TORM PLC, Class A	130,530	4,184,062
*	Trifork Group AG	2,997	41,803
	Tryg AS	989,216	23,769,460
	UIE PLC	43,770	2,636,555
#	Vestas Wind Systems AS	1,462,023	44,956,319
*	Zealand Pharma AS	120,529	5,700,562
TOTAL DENMARK			811,397,271
FINLAND — (1.6%)
	Aktia Bank OYJ	212,235	2,713,105
#	Alandsbanken Abp, Class B	1,250	70,445
	Alma Media OYJ	67,280	987,348
	Anora Group OYJ	59,140	241,887
#	Apetit OYJ	3,389	51,417
	Aspo OYJ	26,751	191,666
	Atria OYJ	72,002	1,252,323
#	Bittium OYJ	75,464	2,818,365
	Digia OYJ	43,492	291,496
*	Easor OYJ	21,268	16,250
	Elisa OYJ	469,306	22,793,218
#*	Endomines Finland OYJ	1,071	11,965
Ω	Enento Group OYJ	8,235	156,223
#	eQ OYJ	7,039	81,574
#	Evli OYJ, Class B	1,367	36,901
	Finnair OYJ	572,020	2,152,962
#	Fiskars OYJ Abp	75,473	1,217,226
	Fortum OYJ	1,381,589	34,806,465
#	F-Secure OYJ	342,981	709,481
#	Gofore OYJ	3,118	42,663
#	Harvia OYJ	53,100	2,215,479
#	Hiab OYJ	197,332	11,738,483
#	HKFoods OYJ	98,970	185,299
	Huhtamaki OYJ	354,422	11,342,794
	Ilkka OYJ	6,838	33,285
*	Incap OYJ	19,229	226,505
	Kalmar OYJ, Class B	197,492	10,590,888
#	Kamux Corp.	12,841	24,757
#	Kemira OYJ	545,394	11,309,450
	Kesko OYJ (KESKOA FH), Class A	155,932	3,723,570
#	Kesko OYJ (KESKOB FH), Class B	1,296,571	31,956,747
	Kone OYJ, Class B	443,209	28,212,612
	Konecranes OYJ	1,090,488	35,814,889
*	Lassila & Tikanoja OYJ	98,066	838,818
#*	Lindex Group OYJ	208,629	530,529
	Lumo Kodit OYJ	82,183	782,674
		Shares	Value»
FINLAND — (Continued)
	Luotea PLC	30,141	$86,767
#	Mandatum OYJ	642,083	5,135,286
	Marimekko OYJ	94,802	1,103,633
#*	Metsa Board OYJ (METSB FH), Class B	301,603	1,009,224
#	Metso OYJ	1,935,338	33,431,642
	Neste OYJ	523,850	18,095,221
#	Nokia OYJ (NOK US), Sponsored ADR	663,315	8,563,397
	Nokia OYJ (NOKIA FH)	3,558,891	45,221,272
	Nokia OYJ (NOKIA FP)	1,186,596	14,769,032
	Nordea Bank Abp (NDA FH)	3,209,891	60,361,633
	Nordea Bank Abp (NDA SS)	2,414,342	45,261,879
	Olvi OYJ, Class A	47,020	1,711,900
#	Oma Saastopankki OYJ	12,409	173,785
#*	Optomed OYJ	5,157	13,113
	Oriola OYJ (OKDBV FH), Class B	371,505	402,788
	Orion OYJ (ORNAV FH), Class A	31,511	2,522,055
#	Orion OYJ (ORNBV FH), Class B	497,917	40,225,883
	Outokumpu OYJ	1,282,739	8,628,246
#	Pihlajalinna OYJ	87,337	1,150,021
#	Ponsse OYJ	47,190	1,236,841
	Puuilo OYJ	177,657	2,708,548
#*	QT Group OYJ	16,423	371,260
	Raisio OYJ, Class V	258,500	774,956
#	Revenio Group OYJ	53,746	877,627
	Sampo OYJ, Class A	3,952,894	41,046,790
	Sanoma OYJ	432,234	4,700,874
	Scanfil OYJ	36,438	541,476
	Stora Enso OYJ, Class R	1,529,526	17,030,612
#*	Suominen OYJ	10,369	13,467
	Taaleri PLC	15,574	139,800
	Teleste OYJ	20,343	82,082
#Ω	Terveystalo OYJ	320,483	2,933,552
#	Tieto OYJ	563,325	12,585,206
#	Tokmanni Group Corp.	86,229	769,883
#	UPM-Kymmene OYJ	1,010,773	30,285,626
	Vaisala OYJ, Class A	62,943	3,682,346
#	Valmet OYJ	585,054	15,276,491
#*	Verkkokauppa.com OYJ	12,856	33,839
	Wartsila OYJ Abp	953,765	40,055,409

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	YIT OYJ	167,115	$495,665
TOTAL FINLAND			683,678,886
FRANCE — (7.0%)
#*	74Software SA	38,165	1,600,660
	ABC arbitrage	70,586	444,969
	Accor SA	261,024	12,917,746
#	Aeroports de Paris SA	132,210	16,053,417
	Air Liquide SA	325,539	70,036,512
#	Airbus SE	335,774	69,222,954
	AKWEL SADIR	38,247	325,233
*	Alstom SA	1,496,196	30,064,991
	Altamir	46,348	1,338,636
	Alten SA	108,218	7,209,622
Ω	Amundi SA	164,272	15,877,914
	Arkema SA	157,494	11,494,530
#	Assystem SA	31,250	1,685,028
	Aubay	20,613	1,209,453
	AXA SA	929,826	44,822,524
Ω	Ayvens SA	531,770	7,196,048
#*	Bastide le Confort Medical	11,332	333,751
#	Beneteau SACA	110,867	892,196
	BioMerieux	104,504	8,818,566
	BNP Paribas SA	765,928	80,438,861
	Boiron SA	27,994	899,298
	Bollore SE	1,578,356	9,966,594
	Bonduelle SCA	29,544	300,271
*††	Bourbon Corp. SA	56,660	0
	Bouygues SA	818,582	48,410,735
	Bureau Veritas SA	824,745	25,272,933
	Capgemini SE	80,496	9,789,627
	Carrefour SA	2,466,934	49,180,436
	CBo Territoria	2,301	10,672
*	Cegedim SA	8,732	122,737
	Cie de Saint-Gobain SA	903,750	82,801,376
	Cie des Alpes	104,300	2,718,709
#	Cie Generale des Etablissements Michelin SCA	1,811,968	65,640,377
*	Claranova SE	29,598	27,541
*	Clariane SE	383,053	1,821,029
	Coface SA	656,019	12,165,111
	Credit Agricole SA	892,367	17,429,809
	Danone SA	476,408	37,325,625
	Dassault Aviation SA	18,669	6,528,507
	Dassault Systemes SE	87,319	1,967,612
	Derichebourg SA	617,319	6,576,672
#	Edenred SE	318,063	7,965,585
	Eiffage SA	402,573	64,906,169
	Electricite de Strasbourg SA	2,249	607,502
		Shares	Value»
FRANCE — (Continued)
Ω	Elior Group SA	86,645	$268,961
	Elis SA	1,003,894	31,020,529
*	Emeis SA	145,271	2,455,224
	Engie SA	5,074,850	167,279,901
	Equasens	1,494	65,919
#	Eramet SA	12,235	844,087
	EssilorLuxottica SA	103,853	21,982,516
	Etablissements Maurel et Prom SA	353,940	4,132,608
	Eurazeo SE	117,636	6,420,489
*	Euroapi SA	30,958	49,884
	Eurofins Scientific SE	427,834	29,739,748
Ω	Euronext NV	223,162	37,355,352
#*	Eutelsat Communications SACA	1,222,327	3,903,479
#	Exel Industries SA, Class A	4,936	180,022
	Exosens SAS	17,527	1,338,454
#	FDJ UNITED	128,778	3,498,522
*	Figeac Aero	7,199	84,018
	Fnac Darty SA	3,099	128,374
	Fnac Darty SA (0QSH LI)	12,150	505,322
	Fnac Darty SA (FNAC FP)	45,312	1,880,056
*	Forvia SE (1EO IM)	64,858	757,192
*	Forvia SE (FRVIA FP)	659,934	7,779,644
*	Gaumont SA	768	92,033
	Gaztransport Et Technigaz SA	151,177	36,780,474
	GEA	181	19,316
#	Getlink SE	211,667	4,741,328
	GL Events SACA	44,209	1,740,331
	Groupe Crit SA	21,095	1,376,034
#*	Guerbet	13,657	186,181
	Hermes International SCA	23,367	44,703,431
*	ID Logistics Group SACA	13,520	5,741,671
	Imerys SA	70,925	1,856,455
	Infotel SA	5,385	219,209
	Interparfums SA	33,321	927,114
	Ipsen SA	155,431	30,526,911
	IPSOS SA	184,972	7,844,618
	Jacquet Metals SACA	61,081	1,592,088
	JCDecaux SE	288,972	6,427,656
	Kaufman & Broad SA	57,277	1,860,753
	Kering SA	41,841	11,511,016
#	Laurent-Perrier	7,183	710,284
	Legrand SA	280,242	50,209,115
#	Linedata Services	3,879	197,360
	LISI SA	40,903	2,994,312
	LNA Sante SA	23,428	792,334

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	L'Oreal SA	121,996	$52,542,327
*	Lumibird	1,432	36,254
	LVMH Moet Hennessy Louis Vuitton SE	247,349	132,136,106
#	Maison Pommery & Associes SA	1,916	21,889
#*Ω	Maisons du Monde SA	101,731	64,655
	Manitou BF SA	26,084	625,772
	Mersen SA	86,219	3,244,090
#	Metropole Television SA	95,716	1,461,894
	Nexans SA	118,931	22,198,922
#*	Nexity SA	50,437	500,677
#	North Atlantic Energies	10,884	797,491
	NRJ Group	85,069	713,627
#	Oeneo SA	138,265	1,473,010
	Opmobility	203,856	3,444,559
	Orange SA (ORA FP)	6,835,313	142,327,235
#*	OVH Groupe SA	5,095	62,312
	Pernod Ricard SA	112,398	8,355,877
*	Pierre Et Vacances SA	327,479	715,200
#	Pluxee NV	102,711	1,459,486
	Publicis Groupe SA (PUB FP)	569,734	53,234,397
	Publicis Groupe SA (PUBGY US), ADR	28,265	660,836
	Quadient SA	78,554	1,074,195
	Renault SA	478,970	16,825,834
	Rexel SA	1,118,316	47,297,225
#	Robertet SA	1,740	1,634,725
	Rubis SCA	164,141	6,764,982
	SA d'Explosifs et de Produits Chimiques	44	13,801
	Safran SA	250,617	80,476,261
	Samse SACA	989	141,304
	Sanofi SA (SAN FP)	552,673	51,717,178
	Sanofi SA (SNY US), ADR	68,537	3,192,453
	Sartorius Stedim Biotech	9,917	1,832,776
	Savencia SA	18,124	1,412,580
	Schneider Electric SE (0NWV LI)	19,869	6,268,399
	Schneider Electric SE (SU FP)	154,363	49,119,655
	SCOR SE	635,994	23,730,708
	SEB SA	56,902	3,492,147
#	Seche Environnement SACA	12,569	1,230,587
	SES SA	1,563,524	12,906,990
*Ω	SMCP SA	143,043	871,293
		Shares	Value»
FRANCE — (Continued)
	Societe BIC SA	67,298	$4,641,622
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	787	121,719
	Societe Generale SA	1,071,889	86,287,078
	Societe LDC SADIR	7,142	937,232
#	Sodexo SA	151,376	7,699,513
	Sodexo, Inc.	8,908	452,905
*	SOITEC	44,832	6,744,922
#*	Solutions 30 SE	15,634	10,828
	Sopra Steria Group	69,911	10,908,364
	SPIE SA	625,848	36,313,324
#	Stef SA	22,312	3,049,492
#	STMicroelectronics NV (STM FP)	876,681	47,758,061
	STMicroelectronics NV (STM US)	553,066	30,496,059
#	Sword Group	23,497	863,788
	Synergie SE	41,044	1,357,764
	Technip Energies NV	613,753	29,035,146
#	Teleperformance SE	123,471	8,362,583
	Television Francaise 1 SA	145,715	1,159,074
	Thales SA	133,389	36,646,907
	Thermador Groupe	11,691	950,541
#	Tikehau Capital SCA	23,057	478,161
#	TotalEnergies SE	215,223	19,953,324
	TotalEnergies SE (TTE FP)	4,005,589	372,413,665
	Trigano SA	43,525	8,004,242
#*	Ubisoft Entertainment SA	131,718	768,417
	Valeo SE	800,154	10,071,813
#	Vallourec SACA	802,756	24,188,370
	Veolia Environnement SA (VIE FP)	577,031	24,402,158
	Vetoquinol SA	4,892	442,341
	Vicat SACA	79,141	5,588,477
	VIEL & Cie SA	80,059	1,756,555
	Vinci SA	701,249	106,044,443
	Virbac SACA	13,467	5,882,321
*	Viridien	39,738	6,758,861
	Vivendi SE	1,475,451	3,444,428
#*	Voltalia SA	37,915	315,076
#	Vusion	9,747	1,390,287
#	Wavestone	20,408	1,101,331
#*Ω	Worldline SA	2,489,226	734,296
*Ω	X-Fab Silicon Foundries SE	81,171	602,741
TOTAL FRANCE			3,013,356,801
GERMANY — (6.7%)
	1&1 AG	166,280	4,405,130

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	7C Solarparken AG	166,764	$369,837
	Adesso SE	9,332	638,877
	adidas AG	32,286	5,587,336
	Adtran Networks SE	25,248	681,958
	AIXTRON SE	145,050	8,014,571
	All for One Group SE	6,073	256,071
#	Allgeier SE	20,517	390,792
	Allianz SE (ALIZY US), ADR	50,320	2,290,063
	Allianz SE (ALV GR)	195,310	89,204,395
	Alzchem Group AG	22,911	4,454,194
	Amadeus Fire AG	2,878	81,460
*	Aroundtown SA	672,291	1,943,796
	Atoss Software SE	35,346	3,288,890
Ω	Aumann AG	5,308	79,277
*	Aumovio SE	168,165	7,293,062
#	Aurubis AG	152,294	32,772,114
	BASF SE	2,256,371	144,715,871
*	Basler AG	10,042	216,212
	Bayer AG	2,498,819	112,041,287
	Bayerische Motoren Werke AG	480,386	43,961,637
#*	BayWa AG (BYW6 GR)	185,901	613,397
	Bechtle AG	307,608	10,469,229
Ω	Befesa SA	81,074	3,107,733
	Beiersdorf AG	29,740	2,465,436
*	Bertrandt AG	9,730	124,334
	Bijou Brigitte AG	15,229	887,334
	Bilfinger SE	133,177	15,359,420
#	Borussia Dortmund GmbH & Co. KGaA	192,547	720,894
*	BRANICKS Group AG	87,824	140,511
#	Brenntag SE	474,899	34,584,476
*Ω	Brockhaus Technologies AG	4,125	91,079
	CANCOM SE (COK GR)	50,119	1,456,946
	Carl Zeiss Meditec AG	70,829	2,205,830
*	Ceconomy AG	503,707	2,595,317
*	CENIT AG	26,633	206,814
	Cewe Stiftung & Co. KGaA	34,614	3,835,411
	Commerzbank AG	1,576,057	65,144,535
	Continental AG	316,088	23,916,181
	CTS Eventim AG & Co. KGaA	222,540	14,688,462
	Daimler Truck Holding AG	1,531,261	77,233,577
		Shares	Value»
GERMANY — (Continued)
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	$87,864
	Dermapharm Holding SE DMP GR	5,319	289,514
	Deutsche Bank AG (DB US)	429,871	13,347,495
	Deutsche Bank AG (DBK GR)	1,854,208	57,608,441
	Deutsche Beteiligungs AG	51,590	1,549,742
	Deutsche Boerse AG	259,172	79,513,378
	Deutsche EuroShop AG	19,397	450,099
	Deutsche Lufthansa AG	1,409,207	12,074,707
#Ω	Deutsche Pfandbriefbank AG	501,254	1,911,994
	Deutsche Post AG	2,262,064	133,946,327
	Deutsche Telekom AG (DTE GR)	5,657,728	182,748,214
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	4,026	130,000
	Deutsche Wohnen SE	71,545	1,661,620
	Deutz AG	225,216	2,633,553
	Draegerwerk AG & Co. KGaA	11,918	978,368
	Duerr AG	141,895	3,521,082
Ω	DWS Group GmbH & Co. KGaA	169,520	11,742,671
	E.ON SE	6,370,160	141,446,750
	Eckert & Ziegler SE	135,215	2,424,592
*	EDAG Engineering Group AG	20,949	91,177
	Elmos Semiconductor SE	32,846	7,104,577
	ElringKlinger AG	170,670	1,102,162
#	Energiekontor AG	20,042	957,995
	Evonik Industries AG	362,820	7,504,274
#*	Evotec SE	414,281	2,564,057
#	Fabasoft AG	13,153	178,082
	Fielmann Group AG	135,064	6,742,033
	flatexDEGIRO SE	374,012	13,382,041
*	Fraport AG Frankfurt Airport Services Worldwide	172,876	14,184,961
	Freenet AG	753,145	23,987,513
	Fresenius Medical Care AG (FME GR)	363,413	16,443,877

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG (FMS US), ADR	1,074	$24,240
	Fresenius SE & Co. KGaA	703,880	34,088,597
	Friedrich Vorwerk Group SE	27,449	2,354,528
	FUCHS SE	95,147	3,647,003
	GEA Group AG	645,850	44,164,246
#	Gerresheimer AG	72,535	2,093,849
	Gesco SE	25,057	436,620
	GFT Technologies SE	89,405	1,949,626
	Grenke AG	154,294	2,307,026
	Hannover Rueck SE	91,812	27,741,260
#Ω	Hapag-Lloyd AG	49,895	6,460,322
	Hawesko Holding SE	2,489	59,606
	Heidelberg Materials AG	367,659	81,121,421
#*	Heidelberger Druckmaschinen AG	1,570,781	2,713,907
#*	HelloFresh SE	90,874	493,503
	Henkel AG & Co. KGaA	137,401	9,469,108
#	Hensoldt AG	255,371	23,043,122
	HOCHTIEF AG	63,548	34,177,954
*	Hoenle AG	4,366	45,823
	Hornbach Holding AG & Co. KGaA	40,352	3,836,429
#	HUGO BOSS AG	186,193	7,895,822
	Indus Holding AG	30,160	1,057,782
	Infineon Technologies AG (IFNNY US), ADR	173,010	11,570,909
#	Infineon Technologies AG (IFX GR)	1,809,236	121,680,609
	Init Innovation in Traffic Systems SE	15,397	920,003
Ω	Instone Real Estate Group SE	106,875	1,107,734
#*	IONOS Group SE	165,993	5,109,533
	IVU Traffic Technologies AG	28,696	639,748
	Jenoptik AG	128,609	5,061,280
Ω	JOST Werke SE	41,480	2,524,785
	K&S AG	828,564	15,501,424
	KION Group AG	323,550	16,886,526
#*	Kloeckner & Co. SE	80,248	1,120,778
#*	Knaus Tabbert AG	5,914	84,374
	Knorr-Bremse AG	199,104	23,222,083
*	Koenig & Bauer AG	20,829	227,781
#	Kontron AG	168,742	4,230,878
	Krones AG	57,689	8,349,105
	KSB SE & Co. KGaA	267	307,196
		Shares	Value»
GERMANY — (Continued)
	KWS Saat SE & Co. KGaA	41,486	$3,743,941
#	Lanxess AG	51,476	1,096,970
	LEG Immobilien SE	141,653	9,939,601
#	Leifheit AG	18,720	373,124
*	LPKF Laser & Electronics SE	14,953	290,710
#*	Medios AG	4,186	67,268
	Mercedes-Benz Group AG	1,014,994	59,164,105
	Merck KGaA	50,718	6,567,324
	MLP SE	287,864	2,694,804
	MTU Aero Engines AG	132,718	45,516,474
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	122,464	73,254,507
	Multitude AG	10,484	73,474
#	Mutares SE & Co. KGaA	52,902	1,532,369
#	Nagarro SE	23,880	1,213,403
	Nemetschek SE	195,375	14,179,156
#*	Nordex SE	402,394	22,945,478
	Norma Group SE	46,676	804,669
	Patrizia SE	135,269	1,189,250
*	Pentixapharm Holding AG	27,609	65,438
	Pfeiffer Vacuum Technology AG	10,517	2,065,892
	ProCredit Holding AG	37,858	363,359
	ProSiebenSat.1 Media SE	52,387	249,320
#	Puma SE (PUM GR)	89,319	2,734,403
*	PVA TePla AG	42,881	1,847,264
	PWO AG	5,903	186,008
*	Q Beyond Ag Konv Namens Aktien	84,886	364,904
#	Qiagen NV QGEN US	169,734	5,869,411
#	Qiagen NV QIA GR	131,117	4,472,594
*	R Stahl AG	4,599	71,715
	Rational AG	14,396	10,526,300
	RENK Group AG	54,627	3,471,820
	Rheinmetall AG	63,709	101,603,734
#	RTL Group SA	121,644	4,674,138
	RWE AG	868,514	63,238,671
	SAF-Holland SE	82,602	1,704,838
	Salzgitter AG	94,156	5,325,980
	SAP SE (SAP GR)	198,124	33,263,645
	Schaeffler AG	440,992	4,192,814
Ω	Scout24 SE	217,620	18,119,541
	Secunet Security Networks AG	4,685	1,007,130

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	SFC Energy AG, Class BR	2,564	$55,839
#*	SGL Carbon SE	247,986	1,274,033
	Siemens AG (SIE GR)	235,038	69,844,142
	Siemens AG (SIEGY US), Sponsored ADR	5,196	771,450
*	Siemens Energy AG	534,674	113,309,058
#Ω	Siemens Healthineers AG	630,205	25,841,026
#	Siltronic AG	32,352	3,031,208
	Sixt SE	43,893	3,512,287
#*	SMA Solar Technology AG	30,257	1,938,737
#	Stabilus SE	75,906	1,538,305
	STRATEC SE	9,359	193,936
	Stroeer SE & Co. KGaA	81,134	3,542,955
	Suedzucker AG	144,561	2,102,822
	Surteco Group SE	31,700	376,873
#	SUSS MicroTec SE	62,173	5,565,962
	Symrise AG	249,198	22,044,215
	TAG Immobilien AG	643,850	11,228,049
	Takkt AG	39,567	126,794
*	Talanx AG	198,352	25,853,245
	Technotrans SE	7,940	305,415
#	thyssenkrupp AG	1,848,395	21,997,925
#*Ω	Thyssenkrupp Nucera AG & Co. KGaA	15,120	155,348
*	Tkms AG& Co. KGaA	55,310	5,687,112
	TUI AG	1,711,812	12,738,919
	United Internet AG	323,160	10,152,817
*	Verbio SE	36,978	1,640,759
	Volkswagen AG	67,125	6,930,424
	Vonovia SE	483,482	13,026,555
	Vossloh AG	42,621	3,784,283
	Wacker Chemie AG	118,186	12,969,154
	Wacker Neuson SE	121,142	2,734,893
	Washtec AG	51,324	2,634,490
*	Westwing Group SE	14,682	229,007
	Wuestenrot & Wuerttembergische AG	80,554	1,402,857
#*Ω	Zalando SE	497,587	12,290,346
	Zeal Network SE	21,473	1,233,172
TOTAL GERMANY			2,884,699,404
HONG KONG — (1.5%)
	Aeon Credit Service Asia Co. Ltd.	90,000	97,156
	AIA Group Ltd.	7,285,200	79,982,486
*††	Aidigong Maternal & Child Health Ltd.	67,466	2,153
		Shares	Value»
HONG KONG — (Continued)
*	Allied Group Ltd.	1,812,000	$615,433
	APAC Resources Ltd. 1104 HK	701,197	214,243
	Asia Financial Holdings Ltd.	400,000	237,951
*	Asia Standard International Group Ltd.	565,561	14,634
	ASMPT Ltd.	798,800	16,732,793
	Associated International Hotels Ltd.	79,000	53,680
	Bank of East Asia Ltd.	2,951,737	5,165,135
	Best Mart 360 Holdings Ltd.	586,000	134,151
*	Bitfire Group Holdings Ltd.	106,500	35,581
	BOC Hong Kong Holdings Ltd.	3,312,000	19,051,247
#*	Bright Smart Securities & Commodities Group Ltd.	3,018,000	4,790,460
Ω	Budweiser Brewing Co. APAC Ltd.	1,602,200	1,579,754
	Build King Holdings Ltd.	960,000	222,468
#	Cafe de Coral Holdings Ltd.	1,218,000	625,204
	Cathay Pacific Airways Ltd.	6,407,180	9,523,350
	Cheuk Nang Holdings Ltd.	104,488	16,823
	Chevalier International Holdings Ltd.	130,276	66,479
*	Chi Kan Holdings Ltd.	172,000	49,641
*	Chia Tai Enterprises International Ltd.	15,500	16,542
	China Motor Bus Co. Ltd.	6,800	50,061
#*	China Star Entertainment Ltd.	6,896,000	8,344,364
	Chinese Estates Holdings Ltd.	1,775,000	274,903
	Chow Sang Sang Holdings International Ltd.	1,192,000	1,787,979
*	Chuang's Consortium International Ltd.	3,235,553	123,789
	CITIC Telecom International Holdings Ltd.	8,062,000	2,862,452

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Asset Holdings Ltd.	1,873,624	$11,802,426
	CK Hutchison Holdings Ltd.	2,034,408	16,987,685
	CK Infrastructure Holdings Ltd.	792,045	6,667,897
*	CK Life Sciences International Holdings, Inc.	7,186,000	662,610
	CLP Holdings Ltd.	1,016,500	9,773,974
#	C-Mer Medical Holdings Ltd.	1,248,000	195,951
#††	Convoy, Inc.	23,823,171	95,201
#*	Cowell e Holdings, Inc.	728,000	2,947,969
Ω	Crystal International Group Ltd.	2,684,000	2,278,058
*	CSC Holdings Ltd.	89,370,000	288,871
*	CSI Properties Ltd.	40,033,880	1,094,641
	CTF Services Ltd.	4,670,911	4,850,598
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,296,102	3,695,312
	Dah Sing Financial Holdings Ltd.	856,444	4,509,410
#*	Deep Source Holdings Ltd.	12,500,000	1,276,468
	Dickson Concepts International Ltd.	443,000	349,920
	Dream International Ltd.	537,500	518,045
#	Dynamic Holdings Ltd.	116,000	175,717
	Eagle Nice International Holdings Ltd.	1,394,000	541,701
#*	EC Healthcare	994,000	57,879
*††	EcoGreen International Group Ltd.	468,240	0
	Emperor Watch & Jewellery Ltd.	9,490,000	365,847
*	ENM Holdings Ltd.	1,504,000	76,841
*	Esprit Holdings Ltd.	643,096	58,957
	Fairwood Holdings Ltd.	267,000	134,888
*	Far East Consortium International Ltd.	6,742,465	658,097
	First Pacific Co. Ltd.	7,047,756	4,945,002
#*Ω	FIT Hon Teng Ltd.	9,411,000	9,301,151
	Four Seas Mercantile Holdings Ltd.	36,000	11,762
		Shares	Value»
HONG KONG — (Continued)
*Ω	Frontage Holdings Corp.	1,256,000	$157,758
	FSE Lifestyle Services Ltd.	430,000	307,379
	Galaxy Entertainment Group Ltd.	2,090,000	8,916,700
	Get Nice Holdings Ltd.	159,764	63,225
	Giordano International Ltd.	3,794,000	723,210
	Glorious Sun Enterprises Ltd.	1,763,000	315,261
*	GR Life Style Co. Ltd.	2,540,000	797,714
	Great Eagle Holdings Ltd.	552,652	1,258,628
	G-Resources Group Ltd.	6,254,820	6,293,850
	Guoco Group Ltd.	27,000	237,584
#	Guotai Junan International Holdings Ltd.	11,609,000	3,596,613
	Hang Lung Group Ltd.	2,614,000	5,428,652
	Hang Lung Properties Ltd.	2,687,656	3,159,705
*	Hao Tian International Construction Investment Group Ltd.	15,992,000	42,973
	Harbour Centre Development Ltd.	158,000	91,646
#	Henderson Land Development Co. Ltd.	1,439,104	5,688,355
	HK Electric Investments & HK Electric Investments Ltd.	4,131,500	3,369,836
*	HKR International Ltd.	3,905,238	592,452
	HKT Trust & HKT Ltd.	12,758,000	20,695,396
	Hong Kong & China Gas Co. Ltd.	10,966,586	10,153,108
	Hong Kong Exchanges & Clearing Ltd.	812,318	43,266,253
	Hong Kong Ferry Holdings Co. Ltd.	486,000	318,538
	Hong Kong Technology Venture Co. Ltd.	1,554,535	215,383
*	Hongkong & Shanghai Hotels Ltd.	2,104,226	1,583,133

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*Ω	Honma Golf Ltd.	558,000	$202,519
	Hutchison Telecommunications Hong Kong Holdings Ltd.	3,954,000	585,398
	Hysan Development Co. Ltd.	705,215	1,767,832
	IGG, Inc.	2,879,000	1,144,886
Ω	Impro Precision Industries Ltd.	1,216,000	1,619,682
	International Housewares Retail Co. Ltd.	657,000	57,076
	Jacobson Pharma Corp. Ltd.	798,000	115,435
	JBM Healthcare Ltd.	254,000	80,150
	Johnson Electric Holdings Ltd.	2,133,818	5,790,478
	K Wah International Holdings Ltd.	3,069,000	896,552
	Karrie International Holdings Ltd.	2,444,000	753,734
	Kerry Properties Ltd.	1,345,083	4,094,094
	KLN Logistics Group Ltd.	1,444,791	1,244,400
	Kowloon Development Co. Ltd.	1,437,984	861,217
*	Lai Sun Development Co. Ltd.	1,641,880	195,767
	Lam Soon Hong Kong Ltd.	12,000	19,275
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	438,503	32,160
*	Lerado Financial Group Co. Ltd.	74,000	2,426
	Liu Chong Hing Investment Ltd.	766,000	453,666
	Luk Fook Holdings International Ltd.	1,697,000	4,866,869
#	Man Wah Holdings Ltd.	8,744,400	4,760,431
*	MECOM Power & Construction Ltd.	1,177,500	23,837
*	Melco International Development Ltd.	1,813,000	992,028
	MGM China Holdings Ltd.	1,381,200	2,073,404
*	Midland Holdings Ltd.	1,710,364	623,740
	Miramar Hotel & Investment	590,000	816,216
		Shares	Value»
HONG KONG — (Continued)
	Modern Dental Group Ltd.	1,402,000	$1,074,792
#*	Modern Innovative Digital Technology Co. Ltd.	2,656,000	34,896
*	Mongolian Mining Corp.	1,932,000	2,342,635
#	MTR Corp. Ltd.	1,259,632	5,382,619
	NagaCorp Ltd.	4,570,192	2,332,500
	Nameson Holdings Ltd.	2,128,000	275,868
*	National United Resources Holdings Ltd.	33,200	2,801
*	New World Development Co. Ltd.	2,063,284	2,251,542
*††	NewOcean Energy Holdings Ltd.	4,088,000	0
#	Nissin Foods Co. Ltd.	848,000	776,647
	Orbusneich Medical Group Holdings Ltd.	15,500	7,512
	Oriental Watch Holdings	1,695,793	709,586
*	Oshidori International Holdings Ltd.	17,274,000	4,359,181
	Pacific Basin Shipping Ltd.	23,407,000	9,158,788
	Pacific Textiles Holdings Ltd.	1,941,000	290,016
	PAX Global Technology Ltd.	1,696,000	845,901
	PCCW Ltd.	16,086,308	12,433,084
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,024,000	157,473
	Pico Far East Holdings Ltd.	3,112,000	966,543
	Playmates Holdings Ltd.	878,000	58,968
	Plover Bay Technologies Ltd.	1,115,000	1,077,771
	Power Assets Holdings Ltd.	1,129,000	9,330,138
	PRADA SpA	976,100	4,349,422
	Public Financial Holdings Ltd.	1,422,000	265,760
Ω	Regina Miracle International Holdings Ltd.	1,268,000	293,871

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Sa Sa International Holdings Ltd.	2,338,000	$289,123
Ω	Samsonite Group SA	4,244,700	7,772,594
	Sands China Ltd.	1,807,200	3,791,782
	SAS Dragon Holdings Ltd.	1,326,000	978,622
	SEA Holdings Ltd.	989,918	172,343
	Shangri-La Asia Ltd.	4,032,166	2,293,512
*	Shenwan Hongyuan HK Ltd.	1,370,000	198,192
*	Shun Tak Holdings Ltd.	6,674,250	495,873
	Singamas Container Holdings Ltd.	3,704,000	282,694
	Sino Land Co. Ltd.	6,503,156	10,428,261
	SITC International Holdings Co. Ltd.	4,284,000	17,936,981
#*	SJM Holdings Ltd.	5,276,125	1,393,728
	SmarTone Telecommunications Holdings Ltd.	1,250,430	801,402
*	Solomon Systech International Ltd.	4,152,000	213,599
*	Soundwill Holdings Ltd.	147,500	132,443
*	Starcoin Group Ltd.	1,585,000	11,558
#	Stella International Holdings Ltd.	2,269,500	4,307,517
#	Sun Hung Kai & Co. Ltd.	2,467,787	1,352,064
	Sun Hung Kai Properties Ltd.	656,511	11,493,589
#	SUNeVision Holdings Ltd.	2,264,000	1,782,160
	Swire Pacific Ltd. (19 HK), Class A	929,000	10,104,718
	Swire Pacific Ltd. (87 HK), Class B	1,617,500	2,751,285
	Swire Properties Ltd.	859,050	2,744,773
	TAI Cheung Holdings Ltd.	1,033,000	523,618
	Tai Hing Group Holdings Ltd.	1,453,000	206,590
	Tai Sang Land Development Ltd.	84,523	24,589
	Tan Chong International Ltd.	372,000	77,366
*	Taung Gold International Ltd.	770,000	43,712
	Techtronic Industries Co. Ltd.	1,513,500	21,945,291
*	Television Broadcasts Ltd.	1,022,400	359,691
		Shares	Value»
HONG KONG — (Continued)
	Texhong International Group Ltd.	860,000	$777,548
	Texwinca Holdings Ltd.	1,238,000	195,387
*	Tongda Group Holdings Ltd.	215,399	85,698
	Town Health International Medical Group Ltd.	2,602,000	78,779
	Tradelink Electronic Commerce Ltd.	1,506,000	218,708
	Transport International Holdings Ltd.	1,016,697	1,322,049
#	United Laboratories International Holdings Ltd.	5,269,500	6,336,541
*	Unity Group Holdings International Ltd.	1,868,000	94,948
	Value Partners Group Ltd.	3,322,000	899,883
	Vedan International Holdings Ltd.	1,188,000	120,351
#	Vitasoy International Holdings Ltd.	2,190,000	1,731,958
*	Viva Goods Co. Ltd.	752,000	56,511
#*	Vobile Group Ltd.	488,000	196,481
	VSTECS Holdings Ltd.	3,775,200	4,945,723
	VTech Holdings Ltd.	653,800	5,034,970
*	Wealthink AI-Innovation Capital Ltd.	2,748,000	72,288
Ω	WH Group Ltd.	26,649,234	32,593,243
	Wharf Real Estate Investment Co. Ltd.	1,788,750	5,601,458
	Wing On Co. International Ltd.	123,137	241,491
	Wing Tai Properties Ltd.	462,000	130,869
	Wynn Macau Ltd.	3,423,600	2,496,167
*	Xingye Alloy Materials Group Ltd.	279,000	32,434
	Xinyi Glass Holdings Ltd.	7,617,439	9,454,089
#	Yue Yuen Industrial Holdings Ltd.	2,509,500	4,667,441
*	ZO Future Group	396,000	116,657
TOTAL HONG KONG			629,530,070
IRELAND — (0.6%)
	AIB Group PLC	7,475,462	86,166,258
	Bank of Ireland Group PLC	4,603,361	90,674,187

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Cairn Homes PLC	2,919,293	$7,469,436
	FBD Holdings PLC (FBD ID)	59,632	1,121,668
	FBD Holdings PLC (FBH LN)	18,709	352,423
	Glanbia PLC (GLB ID)	644,488	14,969,060
	Glanbia PLC (GLB LN)	74,909	1,642,953
*Ω	Glenveagh Properties PLC	2,334,727	5,793,467
	Irish Continental Group PLC (IR5B ID)	491,312	3,744,631
	Kerry Group PLC (KYGA ID), Class A	43,910	3,721,296
	Kerry Group PLC (KYGA LN), Class A	76,886	6,563,849
	Kingspan Group PLC (KGP LN)	19,320	1,801,618
	Kingspan Group PLC (KSP ID)	280,114	25,917,167
*	Permanent TSB Group Holdings PLC	128,943	441,495
TOTAL IRELAND			250,379,508
ISRAEL — (1.5%)
*	Abra Information Technologies Ltd.	2,156	2,778
*	Accel Solutions Group Ltd.	153,743	115,305
	Ackerstein Group Ltd.	47,653	149,032
#*	Adgar Investment & Development Ltd.	154,175	225,611
#	Afcon Holdings Ltd.	3,076	432,447
*	AFI Properties Ltd.	45,574	3,558,673
#	Africa Israel Residences Ltd.	14,057	1,126,144
*	Airport City Ltd.	131,447	2,442,786
	Albaad Massuot Yitzhak Ltd.	3,412	40,824
*	Allot Ltd.	36,543	262,739
	Alony Hetz Properties & Investments Ltd.	184,686	2,229,515
	Alrov Properties & Lodgings Ltd.	27,535	2,491,521
	Altshuler Shaham Finance Ltd.	224,587	545,591
	Amot Investments Ltd.	291,295	1,991,082
		Shares	Value»
ISRAEL — (Continued)
	Analyst IMS Investment Management Services Ltd.	1,579	$76,655
#	Arad Ltd.	41,531	596,210
*	Argo Properties NV	24,552	1,153,974
	Ari Real Estate Arena Investment Ltd.	90,628	179,850
	Aryt Industries Ltd.	9,314	132,599
*	Ashdod Refinery Ltd.	23,421	800,285
#	Ashtrom Group Ltd.	106,786	2,640,417
	AudioCodes Ltd. (AUDC IT)	9,004	79,623
	AudioCodes Ltd. (AUDC US)	44,770	414,570
#	Aura Investments Ltd.	183,463	1,309,752
	Automatic Bank Services Ltd.	40,629	361,889
*	Avgol Industries 1953 Ltd.	189,621	77,796
	Ayalon Holdings Ltd.	38,984	2,018,316
#	Azorim-Investment Development & Construction Co. Ltd.	211,589	1,412,220
#	Azrieli Group Ltd.	23,130	3,689,235
	Bank Hapoalim BM	1,400,697	37,580,742
	Bank Leumi Le-Israel BM	2,382,401	60,309,633
#	Baran Group Ltd.	13,009	106,850
*	Bet Shemesh Engines Holdings 1997 Ltd.	17,612	4,306,744
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,377,840	9,189,139
#	Big Shopping Centers Ltd.	18,371	4,846,435
	Blue Square Real Estate Ltd.	19,248	2,582,083
*	Camtek Ltd.	10,598	2,026,301
*	Carasso Motors Ltd.	129,106	1,394,650
#	Carasso Real Estate Ltd.	11,846	159,471
	Castro Model Ltd.	570	24,980
	Cellcom Israel Ltd. (CEL IT)	479,698	5,892,432
	Cellcom Israel Ltd. (CELJF US)	48,866	552,186
*	Cielo-Blu Group Ltd.	75,006	81,968
#	Clal Insurance Enterprises Holdings Ltd.	259,218	22,399,294
#	Cohen Development Gas & Oil Ltd.	2,018	138,027

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Compugen Ltd.	69,497	$179,156
#	Danel Adir Yeoshua Ltd.	17,414	2,771,989
	Danya Cebus Ltd.	24,547	1,266,723
#	Delek Automotive Systems Ltd.	87,711	667,200
	Delek Group Ltd.	33,597	11,546,776
#	Delta Galil Ltd.	49,786	2,884,692
	Delta Israel Brands Ltd.	7,584	305,317
#	Diplomat Holdings Ltd.	21,354	382,647
#	Direct Finance of Direct Group 2006 Ltd.	5,026	919,771
	Dor Alon Energy in Israel 1988 Ltd.	1,634	134,466
#*	Doral Group Renewable Energy Resources Ltd.	276,319	6,899,215
#	Duniec Brothers Ltd.	5,467	456,767
#	El Al Israel Airlines	889,826	3,999,881
	Elbit Systems Ltd. (ESLT IT)	1,279	1,064,061
	Elbit Systems Ltd. (ESLT US)	2,124	1,782,758
	Electra Consumer Products 1970 Ltd.	34,561	968,348
	Electra Ltd.	142,780	4,705,801
#*	Ellomay Capital Ltd.	2,636	66,746
	Energix-Renewable Energies Ltd.	190,672	1,416,046
*	Enlight Renewable Energy Ltd. (ENLT IT)	27,899	2,482,877
*	Enlight Renewable Energy Ltd. (ENLT US)	20,378	1,847,062
*	Equital Ltd.	110,684	4,761,741
*	Fattal Holdings 1998 Ltd.	23,494	5,870,928
	First International Bank of Israel Ltd.	163,656	13,688,132
#	FMS Enterprises Migun Ltd.	12,696	1,004,514
#	Formula Systems 1985 Ltd. (FORTY IT)	49,097	6,887,871
#	Fox Wizel Ltd.	45,474	4,909,335
#*	Gilat Satellite Networks Ltd.	139,739	2,530,608
		Shares	Value»
ISRAEL — (Continued)
#*	Hagag Group Real Estate Development	70,548	$751,311
	Hamat Group Ltd.	17,924	93,500
	Harel Insurance Investments & Financial Services Ltd.	463,049	28,672,896
	Hilan Ltd.	69,162	4,956,605
	IBI MANAGING&UNDERWRITING Ltd.	2,274	10,874
	ICL Group Ltd.	528,098	2,827,790
	IDI Insurance Co. Ltd.	38,883	3,004,138
*	IES Holdings Ltd.	6,171	1,273,735
	Ilex Medical Ltd.	11,771	221,946
	Inrom Construction Industries Ltd.	365,867	3,432,895
#	Isracard Ltd.	784,978	4,009,403
#	Israel Canada TR Ltd.	331,732	2,313,408
	Israel Discount Bank Ltd., Class A	1,850,248	20,583,736
#	Israel Shipyards Industries Ltd.	7,736	364,353
#*	Israir Group Ltd.	136,769	72,462
#	Isras Investment Co. Ltd.	6,291	1,817,219
#	Isrotel Ltd.	6,356	330,674
	Issta Ltd.	32,957	1,175,998
	Kamada Ltd. (KMDA IT)	38,092	310,943
*	Kamada Ltd. (KMDA US)	60,456	492,112
#	Kardan Real Estate Enterprise & Development Ltd.	241,956	495,077
	Kenon Holdings Ltd.	57,414	5,312,417
	Kerur Holdings Ltd.	23,328	649,253
#	Klil Industries Ltd.	3,042	196,334
#	Kvutzat Acro Ltd.	42,396	679,476
	Lahav L.R. Real Estate Ltd.	79,720	313,810
#	Land Development Nimrodi Group Ltd.	79,950	1,023,699
#	Lapidoth Capital Ltd.	23,641	654,614
	Libra Insurance Co. Ltd.	51,479	339,768
	M Yochananof & Sons Ltd.	19,771	2,290,439
*	Malam - Team Ltd.	3,424	97,823
	Matrix IT Ltd.	47,139	1,441,635
	Matrix IT Ltd. MTRX IT	171,419	5,263,249

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Max Stock Ltd.	297,456	$2,962,586
*	Maytronics Ltd.	53,907	56,062
	Mediterranean Towers Ltd.	331,622	1,908,879
#	Mega Or Holdings Ltd.	65,529	13,404,102
	Meitav Investment House Ltd.	163,940	7,500,663
#	Melisron Ltd.	31,412	4,631,960
#	MENIF - Financial Services Ltd.	55,660	528,669
	Menora Mivtachim Holdings Ltd.	101,172	16,513,442
*	Meshek Energy Renewable Energies Ltd.	146,359	636,403
	Meshulam Levinstein Contracting & Engineering Ltd.	6,583	1,174,763
*	Migdal Insurance & Financial Holdings Ltd.	1,676,481	10,711,614
	Mivne Real Estate KD Ltd.	839,510	4,046,135
#	Mivtach Shamir Holdings Ltd.	20,913	3,147,833
	Mizrahi Tefahot Bank Ltd.	271,604	21,357,108
	Nawi Group Ltd.	61,800	1,067,844
*	Nayax Ltd.	10,157	708,338
#	Neto Malinda Trading Ltd.	27,786	1,600,057
*	Neto ME Holdings Ltd.	7,417	689,740
	Next Vision Stabilized Systems Ltd.	166,916	19,171,987
#*	Nice Ltd. (NICE US), Sponsored ADR	6,170	629,463
*	Nova Ltd. (NVMI IT)	16,733	8,355,397
#	Novolog Ltd.	615,015	200,161
	Oil Refineries Ltd.	6,604,009	3,376,564
#	One Software Technologies Ltd.	138,704	3,027,908
*	OPC Energy Ltd.	126,781	5,305,500
*	OY Nofar Energy Ltd.	10,505	661,966
#	Palram Industries 1990 Ltd.	26,778	464,295
	Partner Communications Co. Ltd.	550,865	7,329,692
	Paz Retail & Energy Ltd.	41,742	11,551,435
	Peninsula Group Ltd.	100,100	116,342
*	Perion Network Ltd.	67,685	693,821
		Shares	Value»
ISRAEL — (Continued)
	Phoenix Financial Ltd.	457,803	$27,545,376
	Plasson Industries Ltd.	11,807	641,729
	Polyram Plastic Industries Ltd.	33,733	98,024
*	Prashkovsky Investments & Construction Ltd.	27,948	1,497,517
*	Priortech Ltd.	6,191	663,194
	Qualitau Ltd.	11,537	2,177,497
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	4,680,096
#*	Rani Zim Shopping Centers Ltd.	80,208	138,708
#*	REIT Azorim Hf. Living Ltd.	6,739	13,060
	Retailors Ltd.	30,877	376,034
	Sano-Brunos Enterprises Ltd.	139	21,165
#	Scope Metals Group Ltd.	33,609	2,561,073
	Shapir Engineering & Industry Ltd.	107,995	1,518,202
*	Shikun & Binui Ltd.	787,838	5,263,583
*	Shikun & Binui Soltec Renewable Energy	295,114	390,982
	Shufersal Ltd.	493,846	7,368,911
#	Strauss Group Ltd.	65,267	2,827,392
	Summit Real Estate Holdings Ltd.	178,846	3,349,030
	Suny Cellular Communication Ltd.	79,718	39,581
#	Tadiran Group Ltd.	11,528	760,701
#Ω	Tamar Petroleum Ltd.	100,720	1,048,140
#*	TAT Technologies Ltd.	8,478	314,688
	Tel Aviv Stock Exchange Ltd.	210,456	10,589,710
	Telsys Ltd.	9,672	1,037,481
*	Tera Light Ltd.	1,738	11,148
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	314,182	11,043,935
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	556,446	19,514,561
	Tiv Taam Holdings 1 Ltd.	193,009	905,877

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Tower Semiconductor Ltd. (TSEM IT)	600	$125,034
#*	Tower Semiconductor Ltd. (TSEM US)	15,892	3,512,927
*	Turpaz Industries Ltd.	22,893	583,473
*	Veridis Environment Ltd.	64,282	966,715
	Victory Supermarket Chain Ltd.	102	1,974
#	Villar International Ltd.	3,057	191,748
#	YD More Investments Ltd.	73,368	1,008,154
#	YH Dimri Construction & Development Ltd.	15,565	2,121,646
TOTAL ISRAEL			632,463,189
ITALY — (3.4%)
	A2A SpA	7,218,954	20,557,637
	ACEA SpA	221,961	5,823,970
#	Aeroporto Guglielmo Marconi Di Bologna SpA	1,089	11,769
#*	Altea Green Power SpA	8,867	78,579
#	Amplifon SpA	285,153	3,158,709
	Ariston Holding NV	117,562	542,776
	Arnoldo Mondadori Editore SpA	733,192	1,773,538
	Ascopiave SpA	309,698	1,266,338
#	Avio SpA	5,224	194,045
#	Azimut Holding SpA	502,932	21,356,972
	Banca Generali SpA	294,523	19,318,139
	Banca IFIS SpA	119,092	3,244,480
#	Banca Mediolanum SpA	636,988	13,961,744
#	Banca Monte dei Paschi di Siena SpA	6,979,209	74,396,350
#	Banca Profilo SpA	659,120	143,862
*Ω	Banca Sistema SpA	87,262	168,982
	Banco BPM SpA	4,773,661	69,557,163
	Banco di Desio e della Brianza SpA	123,735	1,341,978
	BasicNet SpA	4,285	36,335
#	Biesse SpA	19,053	132,158
#	BPER Banca SpA	8,255,460	121,865,248
	Brembo NV	320,401	3,019,289
#	Brunello Cucinelli SpA	130,106	12,696,046
	Buzzi SpA	323,795	17,728,985
		Shares	Value»
ITALY — (Continued)
*	Cairo Communication SpA	249,371	$732,626
	Cembre SpA	6,702	613,694
	Cementir Holding NV	211,689	3,787,131
#*	CIR SpA-Compagnie Industriali	2,238,490	1,757,281
	Comer Industries SpA	993	53,828
	Credito Emiliano SpA	406,582	7,205,404
	d'Amico International Shipping SA	228,606	2,144,793
	Danieli & C Officine Meccaniche SpA (DAN IM)	55,127	4,317,529
	Danieli & C Officine Meccaniche SpA (DANR IM)	178,193	10,027,585
	Datalogic SpA	63,218	406,038
#	Davide Campari-Milano NV	528,698	3,922,707
	De' Longhi SpA	169,167	6,578,274
*Ω	doValue SpA	84,918	209,790
	Emak SpA	193,706	205,389
Ω	Enav SpA	107,033	626,559
	Enel SpA	7,879,569	91,999,348
#	Eni SpA (E US), Sponsored ADR	27,722	1,569,897
	Eni SpA (ENI IM)	4,730,086	133,749,822
#	ERG SpA	121,150	3,274,151
	Esprinet SpA	93,033	626,273
#	Ferrari NV (RACE IM)	106,547	36,870,747
#	Ferretti SpA	391,410	1,827,791
	Fiera Milano SpA	32,095	280,357
	Fila SpA	75,086	819,831
*	Fincantieri SpA	195,832	2,754,098
	FinecoBank Banca Fineco SpA	1,740,117	43,199,480
	FNM SpA	327,405	194,983
#	Garofalo Health Care SpA	32,158	193,572
	Gefran SpA	22,463	308,607
#	Generali	174,768	7,831,697
#	GPI SpA	4,446	84,155
#*Ω	GVS SpA	16,461	81,943
	Hera SpA	3,756,739	17,727,969
	IMMSI SpA	422,490	244,708
	Industrie De Nora SpA	7,974	58,035
#Ω	Infrastrutture Wireless Italiane SpA	378,209	3,208,094
#	Intercos SpA	82,865	1,182,072
	Interpump Group SpA	40,247	1,696,735
	Intesa Sanpaolo SpA	8,812,451	59,873,807
	Iren SpA	1,706,523	5,222,059
#	Italgas SpA	2,079,472	25,119,638

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Italian Sea Group SpA	27,225	$51,431
#	Italmobiliare SpA	44,882	1,533,476
#	Iveco Group NV	824,488	13,524,434
	Leonardo SpA	226,762	14,160,325
	Lottomatica Group SpA	578,046	16,995,583
	LU-VE SpA	14,085	912,173
	Maire SpA	626,222	11,580,726
#*††	Mariella Burani Fashion Group SpA	2,868	0
#	MARR SpA	16,660	168,787
	MFE-MediaForEurope NV, Class A	813,705	2,683,563
	MFE-MediaForEurope NV (MFEA IM), Class A	193,411	660,006
#	Moltiply Group SpA	61,269	2,452,235
#	Moncler SpA	342,403	20,671,426
#*	NewPrinces SpA	37,066	734,176
	Orsero SpA	34,568	660,694
Ω	OVS SpA	1,316,673	7,835,742
#	Pharmanutra SpA	10,709	992,109
*Ω	Philogen SpA	559	14,242
#	Piaggio & C SpA	527,512	996,840
Ω	Pirelli & C SpA	2,119,485	14,578,261
#Ω	Poste Italiane SpA	532,813	14,142,948
	Prysmian SpA	502,780	76,477,414
Ω	RAI Way SpA	443,480	3,188,846
	Recordati Industria Chimica e Farmaceutica SpA	238,665	13,935,095
	Reply SpA	45,645	5,060,856
#*	Revo Insurance SpA	3,895	116,567
	Rizzoli Corriere Della Sera Mediagroup SpA	467,627	530,368
	Sabaf SpA	28,832	461,511
*	Safilo Group SpA	353,893	665,552
#	Saipem SpA	5,234,644	28,361,578
*	Salvatore Ferragamo SpA	26,577	231,728
#	Sanlorenzo SpA	41,903	1,638,048
	Sesa SpA	30,596	3,097,917
	Snam SpA	2,079,886	16,400,770
	Sogefi SpA	249,414	601,458
	SOL SpA	145,703	9,854,555
#*	Stellantis NV (STLA UX)	95,784	697,308
*	Stellantis NV (STLAM IM)	2,361,016	17,325,076
	Tamburi Investment Partners SpA	234,130	2,317,250
		Shares	Value»
ITALY — (Continued)
Ω	Technogym SpA	498,257	$11,738,873
*	Technoprobe SpA	46,344	1,005,823
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	171,814	1,364,203
#*	Telecom Italia SpA (TIT IM)	43,017,389	33,948,448
*	Telecom Italia SpA (TITR IM)	15,117,382	13,958,512
	Tenaris SA (TEN IM)	417,015	13,311,679
#	Tenaris SA (TS US), ADR	119,719	7,650,044
#	Terna - Rete Elettrica Nazionale	2,080,599	25,025,986
*	Tesmec SpA	216,918	36,496
#*	TREVI - Finanziaria Industriale SpA	492,216	179,255
#	TXT e-solutions SpA	17,157	661,038
	UniCredit SpA	1,613,223	124,673,689
	Unipol Assicurazioni SpA	2,005,427	52,399,003
#	Webuild SpA	1,298,912	3,860,830
#	Wiit SpA	48,142	1,714,295
#	Zignago Vetro SpA	22,251	184,097
TOTAL ITALY			1,472,986,934
JAPAN — (21.4%)
	& ST HD Co. Ltd.	163,100	3,114,387
#	&Do Holdings Co. Ltd.	20,100	136,624
	77 Bank Ltd.	869,023	16,729,528
	A&D HOLON Holdings Co. Ltd.	107,100	1,967,369
	AB & Company Co. Ltd.	13,700	105,469
	ABC-Mart, Inc.	302,800	5,143,594
#	Achilles Corp.	59,700	530,564
	Acom Co. Ltd.	809,700	2,598,623
#	AD Works Group Co. Ltd.	194,799	507,138
	ADEKA Corp.	369,800	9,261,849
#	Ad-sol Nissin Corp.	60,600	573,515
	Adtec Plasma Technology Co. Ltd.	5,600	95,991
#	Advan Group Co. Ltd.	48,000	292,003
#	Advanced Media, Inc.	34,100	235,067
	Advantest Corp.	654,100	122,132,593
	Aeon Co. Ltd.	2,057,460	19,824,633
#	Aeon Fantasy Co. Ltd.	28,300	462,713
	AEON Financial Service Co. Ltd.	186,200	1,851,685
#	Aeon Hokkaido Corp.	134,100	726,765

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Aeon Kyushu Co. Ltd.	7,100	$127,034
#	AFC-HD AMS Life Science Co. Ltd.	25,271	139,648
	AGC, Inc.	260,200	9,331,792
#	Ahresty Corp.	68,000	361,779
	Ai Holdings Corp.	73,800	1,272,101
	Aica Kogyo Co. Ltd.	190,600	4,267,587
	Aichi Corp.	141,700	1,266,148
#	Aichi Financial Group, Inc.	457,755	4,342,611
	Aichi Steel Corp.	236,800	4,367,093
#	Aichi Tokei Denki Co. Ltd.	34,800	643,211
	Aida Engineering Ltd.	125,700	954,452
#	AIMECHATEC Ltd.	29,700	1,218,265
#	Ain Holdings, Inc.	123,898	4,492,333
	Aiphone Co. Ltd.	50,100	893,347
	Air Water, Inc.	638,700	9,060,019
#	Airman Corp.	91,200	1,190,291
	Airport Facilities Co. Ltd.	123,000	763,063
	Aisan Industry Co. Ltd.	198,800	2,196,473
	Aisin Corp.	1,139,246	18,065,496
#	AIT Corp.	35,800	505,225
#	Aizawa Securities Group Co. Ltd.	37,900	350,362
	Ajinomoto Co., Inc.	659,000	21,180,522
	Akatsuki Corp.	80,800	335,213
	Akatsuki, Inc.	20,100	355,674
#*	Akebono Brake Industry Co. Ltd.	322,524	261,088
	Akita Bank Ltd.	48,000	1,676,213
#	Albis Co. Ltd.	35,200	553,998
	Alconix Corp.	102,735	1,631,897
	Alfresa Holdings Corp.	555,200	8,381,677
#	Alinco, Inc.	65,700	427,557
#	Allied Telesis Holdings KK	36,900	63,122
#	Alpen Co. Ltd.	54,791	689,337
	Alpha Corp.	28,109	218,352
#	Alpha Systems, Inc.	14,420	304,384
	AlphaPolis Co. Ltd.	12,100	84,026
	Alps Alpine Co. Ltd.	616,604	9,252,892
	ALSOK Co. Ltd.	1,091,200	8,253,672
#	Altech Corp.	90,210	1,453,137
	Amada Co. Ltd.	1,035,300	17,506,472
	Amano Corp.	196,700	4,496,526
#	Amiya Corp.	4,600	85,911
#	Amiyaki Tei Co. Ltd.	35,700	304,389
#	Amuse, Inc.	33,779	422,719
#	Amvis Holdings, Inc.	160,500	400,388
	ANA Holdings, Inc.	101,473	1,686,298
#	Anabuki Kosan, Inc.	10,600	169,706
		Shares	Value»
JAPAN — (Continued)
	Anest Iwata Corp.	140,700	$1,424,040
	Anicom Holdings, Inc.	243,700	2,336,646
	Anrakutei Co. Ltd.	5,900	139,697
#	Anycolor, Inc.	14,600	257,833
#	AOI Electronics Co. Ltd.	8,300	149,681
	AOKI Holdings, Inc.	130,900	1,296,876
	Aoyama Trading Co. Ltd.	321,000	1,618,183
#	Aoyama Zaisan Networks Co. Ltd.	85,100	758,684
#	Aozora Bank Ltd.	122,800	1,981,327
#	Appier Group, Inc.	198,400	1,137,838
#	Arakawa Chemical Industries Ltd.	58,204	465,206
	Arata Corp.	95,900	1,701,369
#	Araya Industrial Co. Ltd.	37,400	594,791
#*	ARCHION Corp.	1,272,589	2,462,997
	ARCLANDS Corp.	214,186	2,428,411
	Arcs Co. Ltd.	159,873	3,474,257
	ARE Holdings, Inc.	263,800	6,038,785
	Arealink Co. Ltd.	146,400	942,228
*	Arent, Inc.	4,000	108,612
	Argo Graphics, Inc.	192,800	1,665,433
	Arisawa Manufacturing Co. Ltd.	144,900	2,522,769
	Artience Co. Ltd.	156,700	3,908,553
#	Artnature, Inc.	43,100	222,104
#	Artner Co. Ltd.	22,900	278,893
	As One Corp.	283,860	3,936,303
	Asahi Co. Ltd.	34,900	287,023
#	Asahi Diamond Industrial Co. Ltd.	152,227	1,260,815
	Asahi Group Holdings Ltd.	1,878,100	18,491,074
#	Asahi Intecc Co. Ltd.	478,500	10,068,869
	Asahi Kasei Corp.	3,525,000	34,685,452
	Asahi Kogyosha Co. Ltd.	72,600	1,730,533
#	Asahi Net, Inc.	66,100	264,340
#	Asahi Yukizai Corp.	70,100	2,570,394
	Asanuma Corp.	315,600	1,862,383
	Asax Co. Ltd.	6,600	34,397
	Asia Pile Holdings Corp.	189,500	1,694,772
	Asics Corp.	894,500	25,401,663
	ASKA Pharmaceutical Holdings Co. Ltd.	83,900	1,551,406
#	ASKUL Corp.	169,230	1,271,846
	Astellas Pharma, Inc.	2,404,400	34,074,537
#	Astena Holdings Co. Ltd.	125,300	386,259
#	Asteria Corp.	8,800	84,258

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Asti Corp.	3,099	$46,947
	Atrae, Inc.	53,800	223,594
*	Atsugi Co. Ltd.	7,700	55,908
#*	Aucnet, Inc.	172,000	1,324,267
	Autobacs Seven Co. Ltd.	138,700	1,346,889
	Aval Data Corp.	12,800	241,035
	Avant Group Corp.	91,100	745,862
	Avex, Inc.	89,315	674,729
	Awa Bank Ltd.	247,522	10,042,641
#	Axell Corp.	22,300	163,444
	Axial Retailing, Inc.	203,656	1,466,043
	Azbil Corp.	1,031,320	9,178,489
#	AZ-COM MARUWA Holdings, Inc.	217,999	1,250,105
#	AZOOM Co. Ltd.	15,300	398,487
	Bandai Namco Holdings, Inc.	666,900	15,308,885
	Bando Chemical Industries Ltd.	150,900	1,953,548
	Bank of Iwate Ltd.	175,600	2,211,158
	Bank of Nagoya Ltd.	164,097	6,127,617
	Bank of Saga Ltd.	53,580	1,747,857
#	Bank of the Ryukyus Ltd.	277,500	4,458,243
	Base Co. Ltd.	24,999	509,711
	baudroie, Inc.	15,600	199,319
	BayCurrent, Inc.	337,102	10,856,045
#	Beauty Garage, Inc.	14,700	145,979
	Belc Co. Ltd.	45,838	2,043,103
	Bell System24 Holdings, Inc.	101,900	972,954
	Bell-Park Co. Ltd.	5,000	96,117
	Belluna Co. Ltd.	216,408	1,166,012
#*	Bengo4.com, Inc.	1,300	20,525
#	Bewith, Inc.	13,700	164,812
	Bic Camera, Inc.	314,300	3,252,335
	BIPROGY, Inc.	258,600	7,437,277
	B-Lot Co. Ltd.	41,200	377,432
	Blue Zones Holdings Co. Ltd.	470,000	5,231,562
	BML, Inc.	113,000	2,747,696
#	Bookoff Group Holdings Ltd.	42,000	543,447
	Bourbon Corp.	4,200	77,456
	B-R31 Ice Cream Co. Ltd.	4,200	109,168
	Bridgestone Corp.	1,727,000	35,888,866
#	Broadband Tower, Inc.	108,000	170,716
	Broadleaf Co. Ltd.	97,300	562,857
	Broadmedia Corp.	3,200	44,923
#	BRONCO BILLY Co. Ltd.	6,800	180,859
		Shares	Value»
JAPAN — (Continued)
	Brother Industries Ltd.	677,300	$12,862,072
	Buffalo, Inc.	49,400	779,058
	Bunka Shutter Co. Ltd.	243,600	2,870,890
	Business Brain Showa-Ota, Inc.	62,700	366,422
#	Business Engineering Corp.	81,600	628,855
	BuySell Technologies Co. Ltd.	27,800	595,818
	C Uyemura & Co. Ltd.	22,100	3,308,607
	CAC Holdings Corp.	47,000	537,858
	Calbee, Inc.	289,800	5,492,672
#	Can Do Co. Ltd.	2,300	46,692
	Canon Marketing Japan, Inc.	297,800	6,777,697
	Canon, Inc. (7751 JP)	522,734	13,448,142
	Canon, Inc. (CAJ US), Sponsored ADR	22,416	573,625
	Capcom Co. Ltd.	622,300	13,138,998
	Career Design Center Co. Ltd.	16,300	251,391
#	Careerlink Co. Ltd.	17,000	254,389
	Carlit Co. Ltd.	76,900	1,343,119
	Casio Computer Co. Ltd.	153,300	1,555,365
#	Cawachi Ltd.	76,500	1,460,101
	CCI Group, Inc.	1,005,000	6,041,161
#	CDS Co. Ltd.	5,900	68,629
	CE Holdings Co. Ltd.	5,000	38,372
#	Celsys, Inc.	170,800	1,476,682
	Central Automotive Products Ltd.	111,900	1,290,294
	Central Glass Co. Ltd.	124,100	3,248,140
	Central Japan Railway Co.	203,400	4,879,661
	Central Security Patrols Co. Ltd.	29,100	491,694
#	Central Sports Co. Ltd.	9,706	145,879
#	Ceres, Inc.	20,700	239,105
#	Change Holdings, Inc.	45,800	264,495
#	Charm Care Corp. KK	67,715	555,987
	Chiba Bank Ltd.	893,763	12,336,792
#	Chiba Kogyo Bank Ltd.	204,900	2,749,262
#	Chikaranomoto Holdings Co. Ltd.	30,300	284,680
#	Chino Corp.	64,100	647,225

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Chiyoda Co. Ltd.	42,400	$262,371
#*	Chiyoda Corp.	711,700	4,617,269
	Chiyoda Integre Co. Ltd.	54,000	1,036,530
	Chofu Seisakusho Co. Ltd.	26,300	334,659
	Chori Co. Ltd.	47,000	1,277,770
#	Choushimaru Co. Ltd.	6,100	62,893
	Chubu Electric Power Co., Inc.	538,900	9,268,471
	Chubu Shiryo Co. Ltd.	112,498	1,209,948
#	Chubu Steel Plate Co. Ltd.	13,900	199,769
	Chudenko Corp.	153,300	4,657,404
	Chuetsu Pulp & Paper Co. Ltd.	25,911	319,395
	Chugai Pharmaceutical Co. Ltd.	439,200	23,422,255
#	Chugai Ro Co. Ltd.	23,200	698,790
	Chugin Financial Group, Inc.	471,300	8,771,405
	Chugoku Electric Power Co., Inc.	542,072	3,109,408
	Chugoku Marine Paints Ltd.	139,900	2,865,469
	Chuo Gyorui Co. Ltd.	3,800	91,790
#	Chuo Spring Co. Ltd.	85,869	2,054,881
#	Chuo Warehouse Co. Ltd.	8,400	106,441
	Citizen Watch Co. Ltd.	1,037,450	12,019,971
	CKD Corp.	147,900	5,730,849
#	CK-San-Etsu Co. Ltd.	7,600	201,960
#	Cleanup Corp.	135,600	750,163
#	CMK Corp.	232,600	939,915
	Coca-Cola Bottlers Japan Holdings, Inc.	397,552	8,619,828
	COLOPL, Inc.	109,072	301,187
#	Colowide Co. Ltd.	309,900	3,668,596
	Computer Engineering & Consulting Ltd.	94,300	1,167,986
#	Computer Institute of Japan Ltd.	143,970	457,472
	COMSYS Holdings Corp.	309,194	11,134,547
#	Comture Corp.	92,700	806,834
#	Copro-Holdings Co. Ltd.	33,400	178,349
#	Core Corp.	17,200	225,033
#	Corona Corp.	53,200	316,796
#	Cosel Co. Ltd.	52,000	422,702
		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co. Ltd.	531,600	$13,589,929
	Cosmos Initia Co. Ltd.	46,200	339,250
	Cosmos Pharmaceutical Corp.	127,400	4,951,725
#	Cota Co. Ltd.	71,905	514,853
#	Create Restaurants Holdings, Inc.	950,800	4,336,859
#	Create SD Holdings Co. Ltd.	91,500	1,911,570
	Credit Saison Co. Ltd.	591,900	16,394,936
#	Creek & River Co. Ltd.	38,700	329,274
	Cresco Ltd.	134,600	1,170,778
#	Cross Cat Co. Ltd.	23,700	143,381
*	CrowdWorks, Inc.	13,899	51,575
	CTI Engineering Co. Ltd.	107,200	1,929,588
	CTS Co. Ltd.	47,900	265,003
#*	CUC, Inc.	22,100	131,814
	Curves Holdings Co. Ltd.	160,000	836,821
	CyberAgent, Inc.	1,057,800	8,471,420
#	Cybozu, Inc.	112,900	1,504,619
	Dai Nippon Printing Co. Ltd.	568,800	10,773,715
	Dai Nippon Toryo Co. Ltd.	107,600	847,813
	Daicel Corp.	988,000	7,746,743
	Dai-Dan Co. Ltd.	331,800	5,925,959
	Daido Metal Co. Ltd.	171,824	969,256
	Daido Steel Co. Ltd.	503,500	5,886,378
	Daiei Kankyo Co. Ltd.	44,100	1,059,364
	Daifuku Co. Ltd.	323,200	14,130,839
	Daihatsu Infinearth Mfg Co. Ltd.	76,100	1,451,499
	Daiho Corp.	143,000	677,419
	Dai-Ichi Cutter Kogyo KK	25,300	231,235
	Daiichi Jitsugyo Co. Ltd.	78,000	1,594,474
	Daiichi Life Group, Inc.	3,094,852	28,335,472
	Daiichi Sankyo Co. Ltd.	268,000	4,353,414
	Daiichikosho Co. Ltd.	236,990	2,453,082
	Daiken Medical Co. Ltd.	38,600	108,939
	Daiki Aluminium Industry Co. Ltd.	158,400	1,488,365
	Daikin Industries Ltd.	174,100	24,599,492

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Daikoku Denki Co. Ltd.	29,500	$444,974
#	Daikokutenbussan Co. Ltd.	26,700	820,897
	Daikyonishikawa Corp.	162,900	886,154
	Dainichi Co. Ltd.	14,200	91,486
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	254,636	1,738,375
#	Daio Paper Corp.	363,100	2,220,497
	Daiseki Co. Ltd.	138,947	3,720,892
	Daishi Hokuetsu Financial Group, Inc.	1,104,144	13,766,802
#	Daishinku Corp.	162,200	756,670
	Daisue Construction Co. Ltd.	42,100	921,833
#	Daisyo Corp.	12,400	81,398
	Daito Pharmaceutical Co. Ltd.	93,068	746,210
	Daito Trust Construction Co. Ltd.	410,400	9,231,136
	Daitron Co. Ltd.	88,200	1,648,228
	Daiwa House Industry Co. Ltd.	1,191,400	36,350,754
	Daiwa Industries Ltd.	108,100	1,321,476
	Daiwa Securities Group, Inc.	1,774,500	16,703,130
	Daiwabo Holdings Co. Ltd.	442,200	9,004,732
	DCM Holdings Co. Ltd.	532,280	4,972,848
#	Dear Life Co. Ltd.	135,400	905,794
	Delica Foods Holdings Co. Ltd.	22,500	123,093
	DeNA Co. Ltd.	333,700	5,445,225
#	Denka Co. Ltd.	428,800	11,167,444
#	Densan System Holdings Co. Ltd.	8,300	151,603
	Denso Corp.	809,300	9,669,559
#*	Dentsu Group, Inc.	172,700	3,278,850
	Dentsu Soken, Inc.	299,100	4,206,574
	Denyo Co. Ltd.	75,900	1,743,950
#	Dexerials Corp.	770,300	12,021,936
	DIC Corp.	357,381	8,181,934
	Digital Arts, Inc.	31,300	1,118,930
	Digital Garage, Inc.	11,400	180,150
#	Digital Hearts Holdings Co. Ltd.	39,000	207,438
	Digital Information Technologies Corp.	83,000	480,043
		Shares	Value»
JAPAN — (Continued)
#	Dip Corp.	95,686	$1,111,804
	Disco Corp.	80,600	38,348,058
#	DKK Co. Ltd.	18,400	392,559
	DKS Co. Ltd.	41,453	2,242,365
#	DMG Mori Co. Ltd.	530,100	9,878,115
	DMW Corp.	900	32,164
	Doshisha Co. Ltd.	89,300	1,864,773
	Double Standard, Inc.	4,300	37,236
	Doutor Nichires Holdings Co. Ltd.	136,623	2,413,458
	Dowa Holdings Co. Ltd.	211,900	12,894,439
	DTS Corp.	689,600	4,494,044
	Duskin Co. Ltd.	168,600	4,243,545
#	DyDo Group Holdings, Inc.	64,200	1,038,032
#	Eagle Industry Co. Ltd.	93,500	1,683,281
	Earth Corp.	11,400	333,558
	East Japan Railway Co.	269,100	5,874,159
#	EAT&HOLDINGS Co. Ltd.	15,200	190,812
	Ebara Corp.	926,000	31,676,526
#	Ebara Foods Industry, Inc.	16,300	261,805
#	Ebara Jitsugyo Co. Ltd.	51,800	793,354
#	Ebase Co. Ltd.	63,762	162,971
#	Eco's Co. Ltd.	43,100	609,387
	EDION Corp.	436,100	5,908,151
#	eGuarantee, Inc.	99,200	1,123,309
	Ehime Bank Ltd.	135,298	1,533,973
	Eisai Co. Ltd.	134,587	4,028,516
	Eizo Corp.	144,000	1,895,383
	EJ Holdings, Inc.	44,500	481,825
	Elan Corp.	57,600	268,193
	Elecom Co. Ltd.	141,200	1,462,032
	Electric Power Development Co. Ltd.	184,300	4,510,358
#	EM Systems Co. Ltd.	139,300	587,971
	en, Inc.	52,857	369,493
	Endo Lighting Corp.	54,000	971,702
	ENEOS Holdings, Inc.	6,598,020	55,413,358
#	Enomoto Co. Ltd.	32,800	692,193
	Ensuiko Sugar Refining Co. Ltd.	16,700	53,440
	Entrust, Inc.	26,700	187,821
#	eRex Co. Ltd.	53,700	347,062
#	ERI Holdings Co. Ltd.	12,100	323,140
#	ES-Con Japan Ltd.	125,900	949,450
#	Eslead Corp.	38,800	1,441,814
	ESPEC Corp.	68,000	1,446,491

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Eternal Hospitality Group Co. Ltd.	15,900	$306,034
#	euglena Co. Ltd.	132,800	341,895
#	eWeLL Co. Ltd.	8,900	114,185
#*	ExaWizards, Inc.	73,200	340,041
	Exedy Corp.	149,100	5,837,325
	EXEO Group, Inc.	707,195	12,983,930
	Ezaki Glico Co. Ltd.	109,400	3,957,406
#	F&M Co. Ltd.	23,100	308,657
	FaithNetwork Co. Ltd.	42,700	207,407
#	FALCO HOLDINGS Co. Ltd.	40,100	645,013
	FANUC Corp.	123,066	5,436,203
	Fast Retailing Co. Ltd.	125,800	59,219,746
	FCC Co. Ltd.	167,400	3,568,718
*	f-code, Inc.	10,400	97,601
	Feed One Co. Ltd.	65,316	465,384
	Ferrotec Corp.	305,100	14,709,366
#	FFRI Security, Inc.	13,600	514,257
#	FIDEA Holdings Co. Ltd.	119,140	1,453,647
	Financial Partners Group Co. Ltd.	230,900	2,355,296
#	FINDEX, Inc.	17,800	90,372
#	Fintech Global, Inc.	632,200	514,794
#	First Bank of Toyama Ltd.	54,000	889,977
#	Fit Easy, Inc.	7,500	116,912
#	Fixstars Corp.	52,200	424,251
#	FJ Next Holdings Co. Ltd.	90,900	875,851
#	Focus Systems Corp.	30,500	294,875
	Food & Life Cos. Ltd.	359,100	20,889,217
	Forval Corp.	4,000	27,271
#	Foster Electric Co. Ltd.	92,510	1,761,695
	FP Corp.	147,300	2,176,183
#	FP Partner, Inc.	8,500	119,977
#	France Bed Holdings Co. Ltd.	106,900	873,415
#	Freebit Co. Ltd.	55,800	502,660
#*	Fronteo, Inc.	17,100	84,836
#	F-Tech, Inc.	72,500	345,665
#	FTGroup Co. Ltd.	45,100	326,176
	Fudo Tetra Corp.	67,920	1,287,135
#	Fuji Co. Ltd.	31,600	410,691
	Fuji Corp. (6134 JP)	136,200	5,306,047
#	Fuji Corp. Ltd.	147,155	755,294
	Fuji Electric Co. Ltd.	284,760	23,932,599
#	Fuji Kyuko Co. Ltd.	62,800	905,581
	Fuji Media Holdings, Inc.	160,200	3,962,841
	Fuji Nihon Corp.	10,800	42,237
	Fuji Oil Co. Ltd.	191,500	4,076,720
		Shares	Value»
JAPAN — (Continued)
#	Fuji Pharma Co. Ltd.	63,400	$890,076
	Fuji Seal International, Inc.	142,107	2,245,731
	Fuji United Holdings Co. Ltd.	8,000	62,358
#	Fujibo Holdings, Inc.	142,200	3,585,175
#	Fujicco Co. Ltd.	33,500	326,338
	FUJIFILM Holdings Corp.	697,825	12,842,511
	Fujikura Composites, Inc.	101,100	1,622,324
#	Fujikura Kasei Co. Ltd.	96,600	750,665
	Fujikura Ltd.	2,053,800	79,241,734
	Fujimi, Inc.	92,000	1,902,888
	Fujishoji Co. Ltd.	14,700	90,854
#	Fujita Kanko, Inc.	127,800	1,679,925
	Fujitsu Ltd.	1,360,790	27,312,885
#	Fujiya Co. Ltd.	49,000	755,538
#	FuKoKu Co. Ltd.	45,600	513,915
	Fukuda Corp.	26,400	1,414,708
	Fukuda Denshi Co. Ltd.	81,700	5,273,088
#	Fukui Bank Ltd.	56,242	1,348,268
	Fukui Computer Holdings, Inc.	26,500	556,620
	Fukuoka Financial Group, Inc.	312,656	12,763,611
	Fukuyama Transporting Co. Ltd.	78,100	2,594,584
#	FULLCAST Holdings Co. Ltd.	54,900	570,430
	Fumakilla Ltd.	15,101	108,334
#	Funai Soken Holdings, Inc.	222,640	1,588,436
#	Furukawa Co. Ltd.	133,164	3,552,636
	Furukawa Electric Co. Ltd.	203,588	55,291,707
	Furuno Electric Co. Ltd.	108,000	5,011,084
#	Furuya Metal Co. Ltd.	46,300	2,190,740
#	Furyu Corp.	39,500	323,908
	Fuso Chemical Co. Ltd.	324,600	6,796,092
#	Fuso Pharmaceutical Industries Ltd.	27,198	384,089
	Futaba Corp.	18,700	82,735
	Futaba Industrial Co. Ltd.	264,400	1,651,611
	Future Corp.	213,800	2,087,390
	Fuyo General Lease Co. Ltd.	283,500	7,849,326
	G-7 Holdings, Inc.	126,400	1,039,448

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	GA Technologies Co. Ltd.	100,018	$982,862
#	Gakken Holdings Co. Ltd.	102,900	633,176
	Gakkyusha Co. Ltd.	26,800	391,367
#	Gakujo Co. Ltd.	32,900	336,006
#	Galilei Co. Ltd.	113,600	2,588,321
	Gecoss Corp.	56,149	577,662
#	Genki Global Dining Concepts Corp.	56,600	1,010,148
#	Genky DrugStores Co. Ltd.	81,600	1,897,517
	Geo Holdings Corp.	113,200	1,349,011
#	Gift Holdings, Inc.	32,500	916,851
#	giftee, Inc.	26,300	191,676
#	Giken Ltd.	26,400	303,567
	Global Link Management KK	25,000	302,449
#	Global Ltd.	6,700	54,504
#	Global Security Experts, Inc.	5,000	81,588
#	GLOBERIDE, Inc.	91,298	1,211,897
	Glory Ltd.	181,245	4,610,359
	GLtechno Holdings, Inc.	32,400	1,074,554
	GMO Financial Gate, Inc.	3,400	123,939
#	GMO Financial Holdings, Inc.	158,500	1,042,621
#	GMO GlobalSign Holdings KK	13,800	168,725
	GMO internet group, Inc.	262,700	5,199,403
#	GMO Payment Gateway, Inc.	95,300	4,786,664
#	GMS Group Co. Ltd.	233,381	566,477
#	Godo Steel Ltd.	53,900	980,812
#*	Gokurakuyu Holdings Co. Ltd.	39,100	120,676
	Goldcrest Co. Ltd.	79,030	1,684,761
	Goldwin, Inc.	229,900	3,217,454
#	Good Com Asset Co. Ltd.	17,100	163,060
	Gourmet Kineya Co. Ltd.	6,500	40,104
#	Grandy House Corp.	64,100	219,647
	GREE Holdings, Inc.	110,400	255,739
	Greens Co. Ltd.	36,900	545,151
	grems, Inc.	28,400	510,804
	GS Yuasa Corp.	361,699	14,625,538
#	GSI Creos Corp.	43,900	680,747
	G-Tekt Corp.	90,989	1,047,849
	Gun-Ei Chemical Industry Co. Ltd.	16,400	542,837
		Shares	Value»
JAPAN — (Continued)
	GungHo Online Entertainment, Inc.	13,258	$209,759
	Gunma Bank Ltd.	1,197,801	16,400,927
	Gunosy, Inc.	21,700	70,947
	Gunze Ltd.	147,600	3,406,073
	H.U. Group Holdings, Inc.	192,600	3,842,719
	H2O Retailing Corp.	380,960	5,589,978
	Hachijuni Nagano Bank Ltd.	1,450,673	19,654,215
#	Hagihara Industries, Inc.	42,900	450,003
	Hagoromo Foods Corp.	1,500	32,948
#	Hakudo Co. Ltd.	16,300	245,344
#	Hakuhodo DY Holdings, Inc.	768,000	5,156,767
#	Hakuto Co. Ltd.	9,700	259,330
	Halows Co. Ltd.	54,600	1,372,631
	Hamakyorex Co. Ltd.	356,400	3,909,680
	Hamamatsu Photonics KK	543,598	7,007,214
	Hankyu Hanshin Holdings, Inc.	318,600	9,235,930
	Hanwa Co. Ltd.	819,000	8,459,392
	Happinet Corp.	157,600	2,696,700
	Hard Off Corp. Co. Ltd.	44,600	576,704
#	Harima Chemicals Group, Inc.	67,600	381,252
	Haseko Corp.	1,089,900	18,821,510
	Hazama Ando Corp.	644,280	7,811,133
	Heiwa Real Estate Co. Ltd.	103,100	1,599,611
	Heiwado Co. Ltd.	166,396	2,819,943
	Hibino Corp.	13,300	268,579
	Hibiya Engineering Ltd.	175,800	3,377,012
	Hiday Hidaka Corp.	34,800	631,790
	Hikari Tsushin, Inc.	13,900	3,375,419
#	HI-LEX Corp.	71,600	1,215,081
	Himaraya Co. Ltd.	6,600	35,774
	Hioki EE Corp.	28,700	2,045,590
	Hirakawa Hewtech Corp.	55,345	1,432,830
	Hirano Tecseed Co. Ltd.	26,600	302,705
	Hirata Corp.	83,600	1,741,207
	Hirogin Holdings, Inc.	984,300	11,627,927
	Hirose Electric Co. Ltd.	75,325	10,471,653
#*	Hirose Tusyo, Inc.	5,200	126,032
#	Hiroshima Gas Co. Ltd.	171,400	433,459

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	HIS Co. Ltd.	296,893	$1,999,148
#	Hisaka Works Ltd.	72,800	745,236
	Hisamitsu Pharmaceutical Co., Inc.	12,426	476,488
	Hitachi Construction Machinery Co. Ltd.	361,200	12,643,188
	Hitachi Ltd. (6501 JP)	3,959,625	125,909,525
#	Hitachi Ltd. (HTHIY US), ADR	516,300	16,356,384
#	Hochiki Corp.	188,400	2,320,382
#	Hoden Seimitsu Kako Kenkyusho Co. Ltd.	3,200	60,333
	Hodogaya Chemical Co. Ltd.	52,883	846,012
#	Hokkaido Electric Power Co., Inc.	420,300	2,732,643
	Hokkaido Gas Co. Ltd.	239,900	1,267,211
#	Hokkan Holdings Ltd.	63,400	875,242
#	Hokko Chemical Industry Co. Ltd.	94,000	1,023,015
#	Hokuetsu Corp.	491,895	2,793,471
	Hokuhoku Financial Group, Inc.	604,310	23,038,068
	Hokuriku Electric Industry Co. Ltd.	27,993	490,958
#	Hokuriku Electric Power Co.	371,629	2,068,823
	Hokuriku Electrical Construction Co. Ltd.	36,020	389,421
	Hokuryo Co. Ltd.	4,600	79,068
	Hokuto Corp.	19,476	227,433
#	Honda Motor Co. Ltd. (7267 JP)	2,325,369	18,869,053
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	280,927	6,837,763
	H-One Co. Ltd.	115,705	930,415
#	Honeys Holdings Co. Ltd.	62,230	579,717
#	Hoosiers Holdings Co. Ltd.	144,800	1,091,368
	Horiba Ltd.	116,200	16,179,330
	Hoshizaki Corp.	167,700	5,452,691
	Hosiden Corp.	235,100	4,175,499
	Hosokawa Micron Corp.	63,100	2,392,436
#	Hotland Holdings Co. Ltd.	45,000	453,883
	House Foods Group, Inc.	226,500	4,348,409
#	Howa Machinery Ltd.	66,800	648,558
		Shares	Value»
JAPAN — (Continued)
	Hoya Corp.	298,900	$55,817,700
*	HS Holdings Co. Ltd.	84,558	608,686
	Hulic Co. Ltd.	1,065,217	12,014,023
	Human Technologies, Inc.	7,300	69,665
	Hyakugo Bank Ltd.	1,067,698	12,149,774
	Hyakujushi Bank Ltd.	513,600	7,826,532
	Ibiden Co. Ltd.	430,810	36,847,235
	IBJ, Inc.	42,300	194,601
#	Ichibanya Co. Ltd.	125,960	696,287
	Ichiken Co. Ltd.	36,600	651,546
	Ichikoh Industries Ltd.	204,000	663,737
	Ichinen Holdings Co. Ltd.	113,472	1,564,136
	Ichiyoshi Securities Co. Ltd.	61,100	515,965
#	Icom, Inc.	26,600	514,389
#	ID Holdings Corp.	102,450	658,564
#	IDEA Consultants, Inc.	2,900	67,072
	Idec Corp.	82,100	1,752,888
	Idemitsu Kosan Co. Ltd.	1,913,555	16,373,011
	IDOM, Inc.	387,300	3,266,506
	Ifuji Sangyo Co. Ltd.	1,600	19,259
	IHI Corp.	995,400	18,181,538
	Iida Group Holdings Co. Ltd.	411,495	5,820,330
	Iino Kaiun Kaisha Ltd.	388,500	4,077,278
#	IKK Holdings, Inc.	37,700	196,497
#	I'll, Inc.	36,400	557,825
#	Imasen Electric Industrial	11,400	61,109
	i-mobile Co. Ltd.	94,600	316,515
#	Imuraya Group Co. Ltd.	27,402	411,194
	Inaba Denki Sangyo Co. Ltd.	338,800	5,715,497
#	Inaba Seisakusho Co. Ltd.	41,400	439,688
	Inabata & Co. Ltd.	212,200	5,231,042
#	Ines Corp.	92,300	1,218,391
#	Infomart Corp.	566,600	1,573,356
	INFRONEER Holdings, Inc.	669,008	9,107,676
	Innotech Corp.	64,600	1,196,872
	Inpex Corp.	3,030,900	79,016,110
	Insource Co. Ltd.	156,596	686,137
	Intage Holdings, Inc.	44,800	472,710
#	Intelligent Wave, Inc.	35,100	218,456
	Inter Action Corp.	2,700	31,324
	Internet Initiative Japan, Inc.	387,699	6,822,001
#	Inui Global Logistics Co. Ltd.	20,000	193,667

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	IPS, Inc.	23,001	$475,522
	Iriso Electronics Co. Ltd.	55,714	1,199,977
#	ISB Corp.	38,300	524,213
#	Ise Chemicals Corp.	78,000	2,615,319
#	Iseki & Co. Ltd.	65,600	711,243
	Isetan Mitsukoshi Holdings Ltd.	654,740	12,442,076
	Ishihara Chemical Co. Ltd.	8,100	138,877
	Ishihara Sangyo Kaisha Ltd.	171,600	3,305,219
#	Ishizuka Glass Co. Ltd.	7,699	142,533
#	Istyle, Inc.	340,930	1,014,737
	Isuzu Motors Ltd.	1,792,107	24,692,566
#	Itfor, Inc.	97,200	1,071,611
#	ITmedia, Inc.	19,800	200,534
#	Ito En Ltd.	334,195	6,146,240
	ITOCHU Corp.	1,918,500	23,776,160
	Itochu Enex Co. Ltd.	288,100	3,505,675
#	Itoham Yonekyu Holdings, Inc.	176,329	5,874,873
#	Itoki Corp.	211,500	4,296,817
	IwaiCosmo Holdings, Inc.	94,800	2,254,435
#	Iwaki Co. Ltd.	23,700	412,531
	Iwatani Corp.	862,000	10,597,054
	Iwatsuka Confectionery Co. Ltd.	1,000	20,319
	Iyogin Holdings, Inc.	915,257	17,638,267
	Izumi Co. Ltd.	234,300	1,418,673
	J Front Retailing Co. Ltd.	994,301	14,470,173
#	J Trust Co. Ltd.	137,419	587,320
#	JAC Recruitment Co. Ltd.	316,300	1,746,054
	Jaccs Co. Ltd.	121,500	3,155,757
#	Jade Group, Inc.	20,100	261,296
#	JAFCO Group Co. Ltd.	282,300	3,881,335
	JANOME Corp.	64,699	461,444
	Japan Airlines Co. Ltd.	413,100	6,496,356
	Japan Airport Terminal Co. Ltd.	248,499	7,985,812
#	Japan Animal Referral Medical Center Co. Ltd.	39,300	354,463
	Japan Aviation Electronics Industry Ltd.	238,700	3,649,467
		Shares	Value»
JAPAN — (Continued)
#	Japan Business Systems, Inc.	31,100	$283,678
	Japan Cash Machine Co. Ltd.	14,900	92,767
#*	Japan Communications, Inc.	115,100	91,947
	Japan Electronic Materials Corp.	42,600	1,962,785
	Japan Elevator Service Holdings Co. Ltd.	538,800	5,451,073
	Japan Engine Corp.	900	71,367
	Japan Exchange Group, Inc.	1,469,400	17,503,086
	Japan Eyewear Holdings Co. Ltd.	16,400	234,372
#	Japan Foundation Engineering Co. Ltd.	67,200	315,335
#	Japan Investment Adviser Co. Ltd.	96,600	1,354,168
	Japan Lifeline Co. Ltd.	147,600	1,337,311
	Japan Material Co. Ltd.	181,400	2,088,550
#	Japan Medical Dynamic Marketing, Inc.	18,741	65,777
	Japan Oil Transportation Co. Ltd.	4,179	136,693
	Japan Petroleum Exploration Co. Ltd.	429,000	6,137,268
	Japan Post Bank Co. Ltd.	681,300	11,691,292
	Japan Post Holdings Co. Ltd.	826,100	9,580,326
	Japan Post Insurance Co. Ltd.	693,900	6,765,949
	Japan Property Management Center Co. Ltd.	31,700	262,596
#	Japan Pulp & Paper Co. Ltd.	581,100	4,107,820
	Japan Securities Finance Co. Ltd.	397,500	5,472,433
#	Japan Steel Works Ltd.	124,400	7,602,166
#	Japan System Techniques Co. Ltd.	44,400	541,629

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Tobacco, Inc.	618,500	$23,042,050
	Japan Transcity Corp.	160,200	1,188,632
#	Japan Wool Textile Co. Ltd.	231,100	2,640,073
	JBCC Holdings, Inc.	216,400	1,664,192
	JCU Corp.	105,600	4,491,431
	JDC Corp.	165,300	616,302
	Jeol Ltd.	171,800	6,910,945
	JFE Holdings, Inc.	598,208	6,569,725
	JFE Systems, Inc.	23,400	284,772
	JGC Holdings Corp.	592,800	9,007,245
	Jichodo Co. Ltd.	100	6,423
*	JIG-SAW, Inc.	3,400	51,895
#	JINS Holdings, Inc.	25,100	1,069,697
	JINUSHI Co. Ltd.	58,600	1,264,437
	JK Holdings Co. Ltd.	66,600	574,842
	J-Lease Co. Ltd.	55,200	471,165
	JM Holdings Co. Ltd.	142,200	1,232,975
#	JMS Co. Ltd.	56,640	154,631
	J-Oil Mills, Inc.	60,000	753,851
	Joshin Corp.	62,117	1,153,948
	Joyful Honda Co. Ltd.	114,000	1,497,522
#	JP-Holdings, Inc.	259,300	1,089,927
	JSB Co. Ltd.	29,400	961,731
	JSP Corp.	50,600	745,503
	JTEKT Corp.	451,499	5,514,325
#	Juki Corp.	92,699	455,319
	Juroku Financial Group, Inc.	698,000	9,170,691
	Justsystems Corp.	155,199	3,690,197
	JVCKenwood Corp.	847,570	6,388,455
	JX Advanced Metals Corp.	93,900	2,913,183
	K&O Energy Group, Inc.	59,600	1,815,595
#	Kadoya Sesame Mills, Inc.	21,500	219,906
	Kaga Electronics Co. Ltd.	180,200	4,825,652
#	Kagome Co. Ltd.	213,400	3,666,671
	Kajima Corp.	516,000	20,167,373
	Kakaku.com, Inc.	270,500	4,519,814
	Kaken Pharmaceutical Co. Ltd.	78,500	2,043,348
#	Kamakura Shinsho Ltd.	84,200	253,423
	Kameda Seika Co. Ltd.	76,200	694,414
	Kamei Corp.	112,500	2,302,811
	Kamigumi Co. Ltd.	279,000	9,221,051
#	Kanaden Corp.	81,200	1,214,885
	Kanadevia Corp.	839,000	6,466,460
#	Kanagawa Chuo Kotsu Co. Ltd.	17,300	355,990
		Shares	Value»
JAPAN — (Continued)
	Kanamic Network Co. Ltd.	46,000	$160,911
	Kanamoto Co. Ltd.	119,159	3,512,535
	Kandenko Co. Ltd.	341,600	14,901,107
	Kaneka Corp.	137,100	4,288,058
#	Kaneko Seeds Co. Ltd.	18,900	169,928
	Kanematsu Corp.	840,800	11,565,284
	Kanemi Co. Ltd.	3,400	81,381
#	Kanro, Inc.	52,200	369,083
	Kansai Electric Power Co., Inc.	786,600	12,601,455
#	Kansai Paint Co. Ltd.	559,600	8,398,189
	Kanto Denka Kogyo Co. Ltd.	190,618	2,039,670
#	Kao Corp.	508,400	18,944,943
#	Kappa Create Co. Ltd.	20,900	202,716
	Katakura Industries Co. Ltd.	108,400	1,774,897
	Katitas Co. Ltd.	144,677	2,888,129
	Kato Sangyo Co. Ltd.	88,500	3,459,945
	Kato Works Co. Ltd.	16,526	149,948
#	Kawada Technologies, Inc.	229,200	2,193,835
	Kawaden Corp.	8,500	121,358
	Kawagishi Bridge Works Co. Ltd.	2,500	66,985
	Kawai Musical Instruments Manufacturing Co. Ltd.	19,900	348,170
	Kawasaki Heavy Industries Ltd.	783,000	16,097,234
#	Kawasaki Kisen Kaisha Ltd.	555,798	9,061,395
	KDDI Corp.	3,555,100	58,177,529
#	KeePer Technical Laboratory Co. Ltd.	61,300	1,161,295
	Keihan Holdings Co. Ltd.	324,977	6,736,571
	Keihanshin Building Co. Ltd.	109,800	1,319,301
	Keihin Co. Ltd.	9,500	179,732
	Keikyu Corp.	251,100	2,461,897
	Keio Corp.	1,010,255	4,762,767
	Keisei Electric Railway Co. Ltd.	600,340	4,287,625
	KEIWA, Inc.	37,100	284,552
	Keiyo Bank Ltd.	588,355	8,155,405
	Keiyo Gas Co. Ltd.	1,300	10,967
	KEL Corp.	7,000	63,454
	Kenko Mayonnaise Co. Ltd.	18,730	253,859

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kewpie Corp.	230,400	$6,113,404
	Keyence Corp.	42,520	19,502,475
	KH Neochem Co. Ltd.	130,899	2,311,730
#	Kibun Foods, Inc.	41,300	272,028
	Kikkoman Corp.	725,550	6,591,858
#	Kimura Chemical Plants Co. Ltd.	73,400	610,247
	Kimura Kohki Co. Ltd.	200	15,396
	Kimura Unity Co. Ltd.	34,000	195,512
	Kinden Corp.	285,500	15,297,370
#	Kintetsu Department Store Co. Ltd.	33,024	349,833
	Kintetsu Group Holdings Co. Ltd.	296,223	6,325,193
	Kirin Holdings Co. Ltd.	746,180	11,766,552
	Kissei Pharmaceutical Co. Ltd.	149,300	4,165,434
	Ki-Star Real Estate Co. Ltd.	93,600	1,897,573
	Kitagawa Corp.	33,481	330,151
#	Kita-Nippon Bank Ltd.	38,400	1,153,598
#	Kitano Construction Corp.	60,400	445,267
	Kitoku Shinryo Co. Ltd.	7,000	81,981
	Kitz Corp.	374,100	5,036,461
	Kiyo Bank Ltd.	464,500	12,301,086
*	KNT-CT Holdings Co. Ltd.	30,400	380,710
#	Koa Corp.	125,121	1,507,594
#	Koa Shoji Holdings Co. Ltd.	31,800	174,665
#	Koatsu Gas Kogyo Co. Ltd.	135,586	952,434
	Kobe Bussan Co. Ltd.	284,100	4,973,548
#	Kobe Electric Railway Co. Ltd.	5,100	77,923
	Kobe Steel Ltd.	1,331,082	16,404,290
	Kohnan Shoji Co. Ltd.	125,900	3,257,283
#	Kohoku Kogyo Co. Ltd.	8,700	305,561
#	Kohsoku Corp.	39,800	744,187
	Koike Sanso Kogyo Co. Ltd.	21,000	249,427
#	Koike-ya, Inc.	4,500	133,527
	Koito Manufacturing Co. Ltd.	583,899	9,473,415
#	Kojima Co. Ltd.	160,400	1,234,421
	Kokusai Electric Corp.	369,600	15,554,730
	Kokuyo Co. Ltd.	1,175,356	5,854,439
	Komatsu Ltd.	1,366,800	58,523,642
		Shares	Value»
JAPAN — (Continued)
#	Komatsu Matere Co. Ltd.	108,600	$510,037
#	Komatsu Wall Industry Co. Ltd.	74,700	1,242,209
	KOMEDA Holdings Co. Ltd.	206,000	4,009,710
#	Komehyo Holdings Co. Ltd.	34,900	1,181,117
	Komeri Co. Ltd.	104,200	2,223,028
	Komori Corp.	157,613	1,511,578
	Konaka Co. Ltd.	26,580	40,225
	Konami Group Corp.	125,762	15,100,640
#	Kondotec, Inc.	68,700	635,556
	Konica Minolta, Inc.	1,800,100	5,724,260
	Konishi Co. Ltd.	218,500	1,978,662
	Konoike Transport Co. Ltd.	117,400	2,118,187
#	Konoshima Chemical Co. Ltd.	23,500	273,734
#	Kosaido Holdings Co. Ltd.	421,400	1,625,238
#	Kose Holdings Corp.	123,564	4,407,781
#	Koshidaka Holdings Co. Ltd.	247,724	1,586,380
#	Kotobuki Spirits Co. Ltd.	330,206	4,226,112
#	Kourakuen Corp.	14,500	100,581
	Kozo Keikaku Engineering Holdings, Inc.	19,500	358,916
	KPP Group Holdings Co. Ltd.	160,400	993,936
	Kraftia Corp.	176,800	10,904,471
#	KRS Corp.	58,467	1,148,160
	K's Holdings Corp.	713,580	8,248,153
	KSK Co. Ltd.	700	19,737
	KU Holdings Co. Ltd.	37,200	270,608
	Kubota Corp. (6326 JP)	830,699	13,560,698
	Kubota Corp. (KUBTY US), Sponsored ADR	39,134	3,219,359
	Kumagai Gumi Co. Ltd.	778,800	7,466,662
#	Kumiai Chemical Industry Co. Ltd.	193,065	936,561
#	Kura Sushi, Inc.	67,398	741,007
	Kurabo Industries Ltd.	66,814	4,039,263
	Kuraray Co. Ltd.	1,155,315	12,133,779
	Kureha Corp.	216,200	5,425,942
#	Kurimoto Ltd.	250,000	2,423,454
	Kurita Water Industries Ltd.	285,700	15,441,300

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kuriyama Holdings Corp.	66,800	$781,485
#	Kusuri No. Aoki Holdings Co. Ltd.	206,300	4,919,828
	KYB Corp.	194,400	5,602,598
	Kyocera Corp.	1,536,620	26,700,271
	Kyodo Printing Co. Ltd.	145,700	1,438,259
	Kyoei Steel Ltd.	69,576	844,965
#	Kyoei Tanker Co. Ltd.	5,200	55,232
	Kyokuto Boeki Kaisha Ltd.	45,618	545,242
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	2,627,549
#	Kyokuto Securities Co. Ltd.	67,443	669,896
	Kyokuyo Co. Ltd.	44,800	1,289,884
	Kyorin Pharmaceutical Co. Ltd.	55,800	552,116
#	Kyoritsu Maintenance Co. Ltd.	426,873	6,494,629
	Kyosan Electric Manufacturing Co. Ltd.	150,500	673,556
	Kyoto Financial Group, Inc.	480,644	13,285,547
#	Kyowa Electronic Instruments Co. Ltd.	37,700	182,425
	Kyowa Kirin Co. Ltd.	181,063	2,727,876
	Kyowa Leather Cloth Co. Ltd.	38,524	225,432
	Kyushu Electric Power Co., Inc.	586,800	6,344,434
	Kyushu Financial Group, Inc.	1,198,848	9,790,448
	Kyushu Leasing Service Co. Ltd.	3,300	29,634
	Kyushu Railway Co.	150,000	3,443,095
#	LA Holdings Co. Ltd.	23,200	1,345,323
#	Lacto Japan Co. Ltd.	46,500	986,624
	Lasertec Corp.	82,300	22,745,935
#	LEC, Inc.	92,600	608,731
	Leopalace21 Corp.	751,000	3,129,278
	Life Corp.	234,100	3,847,070
#	Lifedrink Co., Inc.	162,000	1,429,011
#	LIFULL Co. Ltd.	417,000	507,125
#	LIKE, Inc.	24,300	244,766
#	Link & Motivation, Inc.	179,000	634,773
	Lintec Corp.	174,200	5,637,253
	Lion Corp.	869,240	8,503,149
#	LITALICO, Inc.	63,300	487,582
	Lixil Corp.	307,019	3,170,273
		Shares	Value»
JAPAN — (Continued)
	Loadstar Capital KK	28,900	$561,255
#	Look Holdings, Inc.	31,700	524,249
	Luckland Co. Ltd.	3,200	29,302
	LY Corp.	2,596,883	6,830,391
	M&A Capital Partners Co. Ltd.	48,600	1,003,129
*	M3, Inc.	507,659	4,890,000
#	Mabuchi Motor Co. Ltd.	430,700	4,053,522
	Macnica Holdings, Inc.	281,750	4,759,336
	Maeda Kosen Co. Ltd.	210,700	2,459,054
#	Maezawa Industries, Inc.	51,900	600,493
#	Maezawa Kasei Industries Co. Ltd.	55,800	699,092
	Maezawa Kyuso Industries Co. Ltd.	82,500	787,846
*	Makino Milling Machine Co. Ltd.	113,188	8,596,506
	Makita Corp. (6586 JP)	237,591	8,822,458
	Makita Corp. (MKTAY US), Sponsored ADR	800	30,104
#	Mammy Mart Holdings Corp.	36,900	265,742
#	Management Solutions Co. Ltd.	10,000	84,680
*	Mandom Corp.	144,200	2,830,527
	Mani, Inc.	216,400	2,362,571
	MarkLines Co. Ltd.	28,900	272,982
#	Mars Group Holdings Corp.	34,500	615,143
	Marubeni Corp.	680,959	26,503,654
	Marubun Corp.	71,100	530,560
#	Marudai Food Co. Ltd.	103,414	1,496,065
	Marui Group Co. Ltd.	490,340	9,386,661
	Maruichi Steel Tube Ltd.	607,400	5,640,650
#	Marusan Securities Co. Ltd.	174,800	1,168,040
#	Maruwa Co. Ltd.	23,000	10,865,352
	Maruyama Manufacturing Co., Inc.	2,200	32,738
	Maruzen CHI Holdings Co. Ltd.	50,000	109,943
	Maruzen Co. Ltd.	26,400	627,351
	Maruzen Showa Unyu Co. Ltd.	57,400	2,842,100
#	Marvelous, Inc.	54,600	157,977

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Matching Service Japan Co. Ltd.	3,500	$21,125
	Matsuda Sangyo Co. Ltd.	63,362	2,700,605
#	Matsui Construction Co. Ltd.	74,400	722,664
	Matsui Securities Co. Ltd.	318,499	1,873,458
	MatsukiyoCocokara & Co.	976,155	14,222,342
	Matsuoka Corp.	11,900	159,174
#	Matsuyafoods Holdings Co. Ltd.	21,600	726,265
	Max Co. Ltd.	330,800	3,541,932
	Maxell Ltd.	247,542	3,162,982
	Maxvalu Tokai Co. Ltd.	30,800	677,815
	Mazda Motor Corp.	871,341	5,608,753
	McDonald's Holdings Co. Japan Ltd.	189,200	9,817,253
	Mebuki Financial Group, Inc.	3,021,591	25,086,270
	MEC Co. Ltd.	52,600	3,163,595
#	Media Do Co. Ltd.	8,717	69,491
#	Medical System Network Co. Ltd.	51,300	171,466
	Medikit Co. Ltd.	3,300	62,638
	Medipal Holdings Corp.	430,000	7,682,950
#	Medius Holdings Co. Ltd.	35,800	186,314
	Megachips Corp.	23,000	1,433,737
	Megmilk Snow Brand Co. Ltd.	138,900	2,791,053
	Meidensha Corp.	165,300	9,031,290
	Meiho Facility Works Ltd.	19,600	122,403
	Meiji Electric Industries Co. Ltd.	17,300	226,855
	MEIJI Holdings Co. Ltd.	545,640	12,950,697
#*	Meiji Shipping Group Co. Ltd.	60,800	497,900
	Meiko Electronics Co. Ltd.	120,900	24,410,557
#	Meiko Network Japan Co. Ltd.	2,900	12,683
	Meisei Industrial Co. Ltd.	139,200	1,641,993
	MEITEC Group Holdings, Inc.	334,900	6,707,296
#	Meito Co. Ltd.	33,800	694,980
#	Meiwa Corp.	106,000	562,355
		Shares	Value»
JAPAN — (Continued)
#	Meiwa Estate Co. Ltd.	50,200	$291,386
#	Members Co. Ltd.	12,300	84,999
#	Menicon Co. Ltd.	250,199	2,584,497
*	Mercari, Inc.	328,299	7,987,582
#	Mercuria Holdings Co. Ltd.	20,100	97,072
	METAWATER Co. Ltd.	60,400	1,306,479
	Micronics Japan Co. Ltd.	109,300	9,189,458
#	Midac Holdings Co. Ltd.	31,800	429,889
#	Mie Kotsu Group Holdings, Inc.	182,461	614,369
#	Migalo Holdings, Inc.	32,800	66,909
#	Mikuni Corp.	59,378	135,868
	Milbon Co. Ltd.	35,472	578,704
#	MIMAKI ENGINEERING Co. Ltd.	87,300	836,554
	Minebea Mitsumi, Inc.	779,225	15,579,093
#	Mirai Industry Co. Ltd.	10,300	196,333
	Miraial Co. Ltd.	9,100	75,604
#	Miraini Holdings Co. Ltd.	99,850	1,203,519
	Mirait One Corp.	359,210	9,256,343
#	Mirarth Holdings, Inc.	378,111	958,820
#	Miroku Jyoho Service Co. Ltd.	51,300	559,900
	MISUMI Group, Inc.	357,500	8,229,121
#	Mitachi Co. Ltd.	4,800	57,561
	Mitani Corp.	145,600	2,404,918
	Mitani Sekisan Co. Ltd.	49,100	537,693
#	Mito Securities Co. Ltd.	286,700	1,209,453
	Mitsuba Corp.	145,100	1,057,679
	Mitsubishi Chemical Group Corp.	4,062,060	23,813,594
	Mitsubishi Corp.	1,184,700	37,941,933
	Mitsubishi Electric Corp.	693,600	27,834,844
	Mitsubishi Estate Co. Ltd.	594,320	16,937,065
	Mitsubishi Gas Chemical Co., Inc.	398,800	11,228,101
	Mitsubishi HC Capital, Inc.	3,511,270	31,893,230
	Mitsubishi Heavy Industries Ltd.	853,000	25,458,534
	Mitsubishi Kakoki Kaisha Ltd.	89,100	1,827,277

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	665,495	$5,960,837
	Mitsubishi Materials Corp.	480,278	15,826,469
#	Mitsubishi Motors Corp.	1,124,999	2,197,179
#	Mitsubishi Paper Mills Ltd.	74,400	444,191
#	Mitsubishi Pencil Co. Ltd.	93,700	1,401,363
	Mitsubishi Research Institute, Inc.	37,700	1,082,254
	Mitsubishi Steel Manufacturing Co. Ltd.	6,800	77,966
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	6,195,400	111,286,949
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	563,089	10,107,448
	Mitsuboshi Belting Ltd.	97,400	2,453,959
	Mitsui & Co. Ltd. (8031 JP)	1,170,590	43,950,864
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,547	13,992,413
	Mitsui Chemicals, Inc.	870,878	10,623,908
	Mitsui DM Sugar Co. Ltd.	78,900	1,670,222
	Mitsui E&S Co. Ltd.	386,519	13,939,520
	Mitsui Fudosan Co. Ltd.	1,418,500	15,535,445
#	Mitsui High-Tec, Inc.	378,000	1,575,060
	Mitsui Kinzoku Co. Ltd.	183,200	50,335,749
#	Mitsui Matsushima Holdings Co. Ltd.	248,500	2,150,316
#	Mitsui OSK Lines Ltd.	562,700	21,255,503
	Mitsui-Soko Holdings Co. Ltd.	362,400	9,137,117
	Mitsuuroko Group Holdings Co. Ltd.	128,700	1,633,360
	Miura Co. Ltd.	296,000	6,130,192
	MIXI, Inc.	84,100	1,389,259
#	Miyaji Engineering Group, Inc.	108,000	1,135,567
	Miyazaki Bank Ltd.	509,500	6,451,127
#	Miyoshi Oil & Fat Co. Ltd.	31,045	424,555
		Shares	Value»
JAPAN — (Continued)
	Mizuho Financial Group, Inc. (8411 JP)	1,707,696	$73,435,506
	Mizuho Leasing Co. Ltd.	803,600	7,306,625
#	Mizuho Medy Co. Ltd.	53,600	607,196
	Mizuno Corp.	206,363	4,381,110
#	Mochida Pharmaceutical Co. Ltd.	54,248	1,167,000
	Modec, Inc.	31,200	2,579,639
	Monogatari Corp.	122,600	3,297,936
	MonotaRO Co. Ltd.	511,924	6,087,123
#	MORESCO Corp.	5,000	54,929
	Morinaga & Co. Ltd.	338,500	5,776,185
	Morinaga Milk Industry Co. Ltd.	382,200	11,533,448
#	Moriroku Co. Ltd.	23,162	359,385
	Morita Holdings Corp.	133,600	2,146,667
#	Morito Co. Ltd.	74,100	909,876
	Moriya Transportation Engineering & Manufacturing Co. Ltd.	18,400	244,088
	Morozoff Ltd.	14,394	135,736
	Mory Industries, Inc.	114,000	680,562
	MOS Food Services, Inc.	37,900	953,581
	MrMax Holdings Ltd.	122,200	548,664
	MS&AD Insurance Group Holdings, Inc.	1,195,522	30,741,733
	MTG Co. Ltd.	27,900	1,048,258
	MTI Ltd.	24,700	90,977
	Mugen Estate Co. Ltd.	57,251	813,505
	Muninova Holdings, Inc.	1,007,600	2,967,126
	m-up Holdings, Inc.	223,400	1,034,825
	Murakami Corp.	2,100	91,739
	Murata Manufacturing Co. Ltd.	867,360	28,765,321
#	Musashi Seimitsu Industry Co. Ltd.	267,800	7,328,776
	Musashino Bank Ltd.	429,903	6,530,439
	Muto Seiko Co.	6,100	75,545
#	NAC Co. Ltd.	43,900	145,243
	Nachi-Fujikoshi Corp.	66,564	2,162,918
	Nafco Co. Ltd.	32,200	446,882
#	Nagaileben Co. Ltd.	13,600	147,521
#	Nagano Keiki Co. Ltd.	66,600	1,309,954
	Nagase & Co. Ltd.	1,817,600	13,671,049
	Nagase Brothers, Inc.	24,800	367,354

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagoya Railroad Co. Ltd.	253,599	$2,864,174
	Nakabayashi Co. Ltd.	135,300	500,439
#	Nakakita Seisakusho Co. Ltd.	1,900	70,630
#	Nakamoto Packs Co. Ltd.	14,000	171,357
#	Nakamuraya Co. Ltd.	15,000	302,652
	Nakanishi, Inc.	128,400	2,268,434
	Nakano Corp.	14,800	131,054
#	Nakayama Steel Works Ltd.	126,000	477,995
	Namura Shipbuilding Co. Ltd.	162,548	4,257,645
	NANKAI Co. Ltd.	238,200	4,516,062
	Nanto Bank Ltd.	755,505	7,170,493
	Narasaki Sangyo Co. Ltd.	13,400	369,282
#	Nareru Group, Inc.	5,700	82,301
	Nasu Denki Tekko Co. Ltd.	1,000	124,971
#	Natori Co. Ltd.	26,200	309,783
#	NCD Co. Ltd./Shinagawa	12,900	202,679
	NCS&A Co. Ltd.	4,700	46,582
#*	NE, Inc.	40,400	79,438
	NEC Capital Solutions Ltd.	53,100	1,380,117
	NEC Corp.	799,400	21,264,048
	NEOJAPAN, Inc.	12,700	124,675
*	Net Protections Holdings, Inc.	253,185	687,202
	Neturen Co. Ltd.	148,900	1,232,624
#	New Art Holdings Co. Ltd.	18,059	159,162
	Nexon Co. Ltd.	260,700	4,401,262
	Nextage Co. Ltd.	189,600	4,161,783
#	NexTone, Inc.	23,000	217,125
	NGK Corp.	553,388	17,520,558
	NH Foods Ltd.	266,699	10,988,555
	NHK Spring Co. Ltd.	824,637	15,067,036
#	Nicca Chemical Co. Ltd.	36,401	428,399
	Nice Corp.	22,561	278,945
	Nichia Steel Works Ltd.	91,501	215,797
	Nichias Corp.	938,900	18,628,880
#	Nichiban Co. Ltd.	36,800	426,684
	Nichicon Corp.	234,700	3,589,915
	Nichiden Corp.	41,600	619,697
	Nichiha Corp.	97,000	1,922,513
	Nichimo Co. Ltd.	16,959	243,979
	Nichirei Corp.	1,040,341	12,502,932
		Shares	Value»
JAPAN — (Continued)
	Nichireki Group Co. Ltd.	108,000	$1,398,373
	Nichirin Co. Ltd.	54,130	1,362,338
*	NIDEC Corp. (6594 JP)	120,187	1,851,328
	Nifco, Inc.	304,300	8,966,862
#	Nihon Dempa Kogyo Co. Ltd.	54,200	659,232
#	Nihon Dengi Co. Ltd.	63,600	978,765
	Nihon Denkei Co. Ltd.	27,100	417,009
#	Nihon Flush Co. Ltd.	48,200	244,105
#	Nihon House Holdings Co. Ltd.	154,377	297,324
	Nihon Kagaku Sangyo Co. Ltd.	53,700	805,275
	Nihon M&A Center Holdings, Inc.	1,443,899	6,047,371
	Nihon Nohyaku Co. Ltd.	192,600	1,219,961
	Nihon Parkerizing Co. Ltd.	246,800	2,269,625
	Nihon Seiko Co. Ltd.	2,700	38,304
	Nihon Tokushu Toryo Co. Ltd.	76,300	997,470
#	Nihon Yamamura Glass Co. Ltd.	18,100	363,918
	Niitaka Co. Ltd.	8,200	119,020
	Nikkiso Co. Ltd.	192,700	3,275,369
#	Nikko Co. Ltd.	106,400	542,986
#	Nikkon Holdings Co. Ltd.	473,300	15,292,905
#	Nikon Corp.	570,500	6,311,784
	Nintendo Co. Ltd.	151,711	7,421,534
	Nippi, Inc.	8,500	639,070
	Nippn Corp.	268,000	4,529,875
#	Nippon Air Conditioning Services Co. Ltd.	91,700	907,273
	Nippon Aqua Co. Ltd.	50,000	220,104
#	Nippon Avionics Co. Ltd.	26,000	1,093,461
#	Nippon Beet Sugar Manufacturing Co. Ltd.	51,541	1,325,009
	Nippon Carbide Industries Co., Inc.	32,000	549,630
#	Nippon Carbon Co. Ltd.	18,100	554,351
#	Nippon Chemical Industrial Co. Ltd.	35,400	762,655
	Nippon Chemi-Con Corp.	71,800	1,219,116

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Nippon Coke & Engineering Co. Ltd.	698,955	$462,343
#	Nippon Concrete Industries Co. Ltd.	193,601	382,774
#	Nippon Denko Co. Ltd.	505,950	1,382,356
	Nippon Densetsu Kogyo Co. Ltd.	116,300	3,630,680
#	Nippon Dry-Chemical Co. Ltd.	24,800	470,211
	Nippon Electric Glass Co. Ltd.	323,501	16,887,528
	Nippon Express Holdings, Inc.	824,028	21,642,474
#	Nippon Fine Chemical Co. Ltd.	43,300	699,242
	Nippon Gas Co. Ltd.	544,500	9,347,214
#	Nippon Hume Corp.	201,200	1,486,124
	Nippon Kayaku Co. Ltd.	436,300	4,838,859
#	Nippon Kodoshi Corp.	17,900	729,141
	Nippon Light Metal Holdings Co. Ltd.	173,028	3,168,929
	Nippon Paint Holdings Co. Ltd.	1,417,700	8,941,472
	Nippon Paper Industries Co. Ltd.	157,996	1,325,745
	Nippon Parking Development Co. Ltd.	978,500	1,548,807
	Nippon Rietec Co. Ltd.	20,800	358,732
#	Nippon Sanso Holdings Corp.	356,500	12,568,572
	Nippon Seiki Co. Ltd.	250,400	4,096,527
	Nippon Seisen Co. Ltd.	41,500	374,515
	Nippon Sharyo Ltd.	18,599	441,392
*	Nippon Sheet Glass Co. Ltd.	412,960	1,267,349
	Nippon Shinyaku Co. Ltd.	126,594	3,881,458
	Nippon Shokubai Co. Ltd.	418,618	5,763,097
	Nippon Signal Co. Ltd.	253,050	2,726,360
	Nippon Soda Co. Ltd.	218,900	5,073,105
#	Nippon Steel Corp.	5,296,890	19,500,494
	Nippon Television Holdings, Inc.	34,900	663,473
	Nippon Thompson Co. Ltd.	323,800	2,283,193
		Shares	Value»
JAPAN — (Continued)
	Nippon Yakin Kogyo Co. Ltd.	66,460	$1,931,598
	Nippon Yusen KK	721,690	25,936,588
	Nipro Corp.	698,501	6,780,761
	Nishikawa Rubber Co. Ltd.	6,800	139,021
	Nishimatsu Construction Co. Ltd.	150,000	5,516,874
	Nishimatsuya Chain Co. Ltd.	47,200	603,874
	Nishi-Nippon Financial Holdings, Inc.	635,014	15,944,637
	Nishi-Nippon Railroad Co. Ltd.	129,400	2,370,369
	Nishio Holdings Co. Ltd.	71,600	1,975,186
	Nissan Chemical Corp.	324,030	14,010,902
#*	Nissan Motor Co. Ltd.	270,213	618,252
#	Nissan Shatai Co. Ltd.	343,400	1,990,588
	Nissan Tokyo Sales Holdings Co. Ltd.	114,000	381,510
	Nissei ASB Machine Co. Ltd.	27,200	1,412,096
#	Nissha Co. Ltd.	228,583	1,838,326
#	Nisshin Group Holdings Co. Ltd.	119,300	528,750
	Nisshin Oillio Group Ltd.	417,200	4,798,759
	Nisshin Seifun Group, Inc.	489,445	6,251,780
	Nisshinbo Holdings, Inc.	583,741	7,700,095
#	Nissin Foods Holdings Co. Ltd.	272,981	4,887,219
#	Nisso Holdings Co. Ltd.	35,200	136,010
	Nissui Corp.	1,501,400	11,689,071
	Niterra Co. Ltd.	505,400	27,319,655
	Nitori Holdings Co. Ltd.	826,100	11,942,736
	Nitta Corp.	77,100	2,191,590
	Nitta Gelatin, Inc.	60,563	460,172
#	Nittetsu Mining Co. Ltd.	322,010	5,050,896
	Nitto Boseki Co. Ltd.	9,000	1,653,578
	Nitto Denko Corp.	1,604,600	30,519,906
	Nitto Fuji Flour Milling Co. Ltd.	15,600	175,393
	Nitto Kogyo Corp.	118,100	3,416,158
#	Nitto Kohki Co. Ltd.	60,100	614,157
	Nitto Seiko Co. Ltd.	106,305	517,835

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nittoc Construction Co. Ltd.	84,949	$640,172
#	Nittoku Co. Ltd.	38,500	601,307
	Noda Corp.	15,052	64,718
	Noevir Holdings Co. Ltd.	28,009	782,243
	NOF Corp.	491,000	10,027,686
#	Nojima Corp.	1,202,600	9,374,076
	NOK Corp.	366,500	6,517,636
	Nomura Co. Ltd.	46,900	350,333
	Nomura Holdings, Inc. (8604 JP)	2,202,698	17,643,226
#	Nomura Holdings, Inc. (NMR US), Sponsored ADR	122,223	985,117
	Nomura Micro Science Co. Ltd.	13,600	320,662
	Nomura Real Estate Holdings, Inc.	1,775,200	11,581,845
	Nomura Research Institute Ltd.	464,085	12,525,533
	Noritake Co. Ltd.	192,000	4,226,387
	Noritsu Koki Co. Ltd.	289,800	3,857,799
#	Noritz Corp.	138,700	2,083,680
	North Pacific Bank Ltd.	1,264,600	8,040,760
#	NPC, Inc.	27,000	130,294
	NPR-RIKEN Corp.	115,180	2,859,011
#	NS Solutions Corp.	138,200	3,201,805
#	NS Tool Co. Ltd.	43,400	240,928
	NS United Kaiun Kaisha Ltd.	60,800	2,960,137
	NSD Co. Ltd.	206,978	3,553,079
	NSK Ltd.	862,646	7,006,721
#	NSW, Inc.	31,900	499,200
	NTN Corp.	1,894,000	4,623,730
	NTT, Inc.	14,737,500	14,355,218
#*	Nxera Pharma Co. Ltd.	204,691	1,274,783
#	Oat Agrio Co. Ltd.	26,500	456,353
#	Obara Group, Inc.	21,700	767,092
	Obayashi Corp.	884,000	20,783,430
	Obic Co. Ltd.	319,000	8,476,835
	Odakyu Electric Railway Co. Ltd.	304,199	3,045,338
#	Oenon Holdings, Inc.	197,900	525,126
#	Ogaki Kyoritsu Bank Ltd.	207,846	9,305,329
#	Ohara, Inc.	29,000	227,231
	Ohashi Technica, Inc.	85,000	598,574
	Ohba Co. Ltd.	19,400	153,312
	Ohki Healthcare Holdings Co. Ltd.	3,100	26,797
		Shares	Value»
JAPAN — (Continued)
	Ohsho Food Service Corp.	111,000	$2,074,313
	OIE Sangyo Co. Ltd.	13,200	192,699
	Oiles Corp.	69,901	1,159,777
	Oita Bank Ltd.	255,000	3,475,740
	Oji Holdings Corp.	2,263,100	11,898,001
#	Okabe Co. Ltd.	115,400	699,462
#	Okada Aiyon Corp.	22,200	311,748
	Okamoto Industries, Inc.	29,900	1,073,616
	Okamoto Machine Tool Works Ltd.	21,561	580,552
	Okamura Corp.	260,400	4,178,427
	Okasan Securities Group, Inc.	408,378	2,357,965
	Oki Electric Industry Co. Ltd.	404,678	8,754,627
	Okinawa Cellular Telephone Co.	165,400	3,539,556
#	Okinawa Electric Power Co., Inc.	88,758	529,978
	Okinawa Financial Group, Inc.	75,732	2,710,389
	OKUMA Corp.	221,500	6,356,303
	Okumura Corp.	130,400	5,125,634
#	Okura Industrial Co. Ltd.	42,451	1,348,709
#	Okuwa Co. Ltd.	64,073	319,191
	Olympus Corp.	1,802,700	17,730,482
	Omron Corp.	448,400	16,106,455
	Ono Pharmaceutical Co. Ltd.	622,759	9,210,703
#	Onoken Co. Ltd.	114,400	1,019,747
	Onward Holdings Co. Ltd.	304,396	1,439,633
#	Ootoya Holdings Co. Ltd.	9,300	403,622
	Open House Group Co. Ltd.	298,598	17,573,575
#	Open Up Group, Inc.	243,700	2,723,411
	Optex Group Co. Ltd.	79,960	1,487,400
*	Optim Corp.	13,700	37,454
#	Optimus Group Co. Ltd.	16,300	46,431
	Oracle Corp. Japan	33,273	1,851,472
	Organo Corp.	97,500	9,852,666
	Orient Corp.	102,144	663,175
	Oriental Land Co. Ltd.	72,000	1,001,734
	Oriental Shiraishi Corp.	550,600	1,307,689
	ORIX Corp. (8591 JP)	1,170,800	39,405,020

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ORIX Corp. (IX US), Sponsored ADR	25,055	$842,099
#	Oro Co. Ltd.	10,400	133,232
	Osaka Gas Co. Ltd.	346,400	12,447,333
	Osaka Organic Chemical Industry Ltd.	74,500	2,233,065
#*	Osaka Steel Co. Ltd.	44,500	699,313
	OSAKA Titanium Technologies Co. Ltd.	60,900	992,603
	Osaki Electric Co. Ltd.	191,300	2,498,783
#	OSG Corp.	166,900	3,490,493
	Otsuka Corp.	308,900	5,730,098
	Otsuka Holdings Co. Ltd.	263,200	19,182,584
	OUG Holdings, Inc.	3,900	98,608
#	Oval Corp.	6,200	27,860
	Oyo Corp.	96,600	1,689,060
#	Ozu Corp.	5,400	65,189
#	Pacific Metals Co. Ltd.	103,658	1,676,229
	Pack Corp.	158,900	1,322,722
	PAL GROUP Holdings Co. Ltd.	421,200	4,048,479
	PALTAC Corp.	108,358	3,200,655
	Pan Pacific International Holdings Corp.	2,037,500	11,524,204
	Panasonic Holdings Corp.	2,188,742	44,772,482
	Paraca, Inc.	8,422	108,656
	Park24 Co. Ltd.	256,601	3,017,496
	Parker Corp.	7,400	65,388
#	Pasona Group, Inc.	106,900	1,113,977
#	Pegasus Co. Ltd.	115,156	646,875
	Penta-Ocean Construction Co. Ltd.	1,444,700	16,186,777
#	People Dreams & Technologies Group Co. Ltd.	10,900	106,895
	Persol Holdings Co. Ltd.	4,512,701	6,716,791
	PHC Holdings Corp.	95,100	606,358
#	PIA Corp.	12,700	283,534
#	Pickles Holdings Co. Ltd.	31,182	221,134
#	Pigeon Corp.	379,000	4,091,828
#	PILLAR Corp.	97,200	5,714,948
	Pilot Corp.	111,700	3,407,194
#	Piolax, Inc.	102,600	1,016,769
		Shares	Value»
JAPAN — (Continued)
#*	PKSHA Technology, Inc.	2,600	$54,885
#	Plus Alpha Consulting Co. Ltd.	78,700	1,101,310
	Polaris Holdings Co. Ltd.	14,800	16,786
	Pole To Win Holdings, Inc.	48,700	93,728
#	Port, Inc.	20,900	322,290
	PR Times Corp.	21,526	288,618
	Premium Group Co. Ltd.	163,900	1,931,540
	Premium Water Holdings, Inc.	9,200	200,545
	Press Kogyo Co. Ltd.	379,700	1,915,261
	Prestige International, Inc.	268,000	1,138,197
	Prima Meat Packers Ltd.	128,299	2,047,222
	Procrea Holdings, Inc.	88,527	2,033,266
#	Pronexus, Inc.	39,300	269,245
	Properst Co. Ltd.	15,500	31,916
#	Pro-Ship, Inc.	59,600	580,476
	PS Construction Co. Ltd.	45,817	784,609
	QB Net Holdings Co. Ltd.	33,121	287,182
#	Qol Holdings Co. Ltd.	100,900	1,131,564
	Quick Co. Ltd.	126,700	681,022
#	Raccoon Holdings, Inc.	37,700	154,276
	Raito Kogyo Co. Ltd.	201,800	4,917,586
	Raiznext Corp.	123,700	1,784,550
	Rakumachi, Inc.	7,900	44,543
	Rakus Co. Ltd.	535,798	2,960,762
*	Rakuten Bank Ltd.	165,600	6,691,048
*	Rakuten Group, Inc.	113,700	553,584
#	Rasa Corp.	34,900	403,142
	Rasa Industries Ltd.	188,995	2,582,495
	Recruit Holdings Co. Ltd.	1,047,700	48,534,665
	Relo Group, Inc.	353,099	4,420,229
#	Renaissance, Inc.	31,700	204,769
	Renesas Electronics Corp.	921,299	18,631,101
	Rengo Co. Ltd.	1,290,810	10,170,470
#*	RENOVA, Inc.	201,900	1,447,268
#	Resol Holdings Co. Ltd.	4,700	213,706
	Resona Holdings, Inc.	1,500,590	18,768,876
	Resonac Holdings Corp.	640,200	58,587,310
	Resorttrust, Inc.	604,700	6,735,145

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Restar Corp.	99,000	$1,817,515
	Retail Partners Co. Ltd.	177,600	1,468,115
	Rheon Automatic Machinery Co. Ltd.	68,100	662,781
#	Rhythm Co. Ltd.	40,300	876,492
	Ricoh Co. Ltd.	2,038,319	17,189,401
#	Ricoh Leasing Co. Ltd.	77,500	3,010,387
#	Ride On Express Holdings Co. Ltd.	19,900	125,462
	Riken Keiki Co. Ltd.	88,900	1,909,351
	Riken Technos Corp.	190,900	2,022,393
	Riken Vitamin Co. Ltd.	66,900	1,182,674
#	Ringer Hut Co. Ltd.	22,900	324,618
	Rinnai Corp.	179,600	4,081,756
	Rion Co. Ltd.	23,800	515,559
	Riso Kagaku Corp.	26,716	178,024
#	Riso Kyoiku Group Corp.	131,093	162,093
#	Rix Corp.	8,000	170,876
#	Rock Field Co. Ltd.	55,900	464,147
	Rohm Co. Ltd.	751,799	16,265,128
	Rohto Pharmaceutical Co. Ltd.	526,300	7,739,223
#	Rokko Butter Co. Ltd.	23,012	164,975
#	Roland Corp.	24,800	646,762
	Rorze Corp.	419,500	10,055,993
	Round One Corp.	770,641	4,185,702
	Royal Holdings Co. Ltd.	201,100	1,762,887
	RS Technologies Co. Ltd.	28,100	1,087,716
	Ryobi Ltd.	86,667	1,412,372
	RYODEN Corp.	68,800	1,557,524
	Ryohin Keikaku Co. Ltd.	996,100	23,072,466
#	Ryoyo Ryosan Holdings, Inc.	94,360	1,633,609
#	Ryoyu Systems Co. Ltd.	10,100	197,652
	S Foods, Inc.	51,200	927,821
	S&B Foods, Inc.	10,600	312,424
#	Sac's Bar Holdings, Inc.	13,300	62,598
	Sagami Holdings Corp.	4,600	50,416
	Sagami Rubber Industries Co. Ltd.	16,200	73,367
	Saibu Gas Holdings Co. Ltd.	41,800	597,707
#	Saizeriya Co. Ltd.	99,200	3,231,001
		Shares	Value»
JAPAN — (Continued)
	Sakai Chemical Industry Co. Ltd.	81,800	$1,944,826
#	Sakai Heavy Industries Ltd.	30,900	401,696
	Sakai Moving Service Co. Ltd.	73,200	1,359,463
	Sakata INX Corp.	204,100	3,046,403
	Sakata Seed Corp.	74,400	1,950,485
	Sala Corp.	199,660	1,319,983
#	Samco, Inc.	4,300	319,610
#	San Holdings, Inc.	97,900	866,113
	San ju San Financial Group, Inc.	333,268	3,417,234
	San-A Co. Ltd.	139,500	2,929,262
	San-Ai Obbli Co. Ltd.	259,200	3,814,063
	Sangetsu Corp.	181,500	3,455,054
	San-In Godo Bank Ltd.	677,997	8,149,454
#*	Sanken Electric Co. Ltd.	90,600	5,459,873
#	Sanki Engineering Co. Ltd.	485,100	7,475,644
#	Sanko Gosei Ltd.	84,752	469,042
	Sanko Metal Industrial Co. Ltd.	56,500	448,674
	Sankyo Co. Ltd.	808,850	9,568,726
	Sankyo Frontier Co. Ltd.	22,300	307,415
#	Sankyo Seiko Co. Ltd.	115,800	645,319
#	Sankyo Tateyama, Inc.	102,235	429,264
	Sankyu, Inc.	252,000	13,541,831
#	Sanoh Industrial Co. Ltd.	64,600	307,387
	Sanoyas Holdings Corp.	9,600	19,144
#	Sanrio Co. Ltd.	1,385,500	8,074,149
*	Sansan, Inc.	226,900	1,839,877
	Sansei Landic Co. Ltd.	6,400	54,045
	Sansei Technologies, Inc.	44,700	604,700
#	Sansha Electric Manufacturing Co. Ltd.	26,500	176,842
	Sanshin Electronics Co. Ltd.	38,700	667,077
#	Santec Holdings Corp.	18,700	3,354,385
	Santen Pharmaceutical Co. Ltd.	851,205	8,772,074

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanwa Holdings Corp.	518,746	$11,865,084
	Sanyo Chemical Industries Ltd.	56,700	1,806,877
	Sanyo Denki Co. Ltd.	131,400	5,817,317
	Sanyo Electric Railway Co. Ltd.	4,600	57,898
#	Sanyo Engineering & Construction, Inc.	32,400	324,698
	Sanyo Industries Ltd.	1,500	41,980
	Sanyo Shokai Ltd.	42,299	1,040,293
	Sanyo Trading Co. Ltd.	84,800	844,653
	Sapporo Holdings Ltd.	428,500	4,807,052
	Sata Construction Co. Ltd.	46,000	311,337
	Sato Corp.	79,882	1,062,065
#	Sato Shoji Corp.	48,400	848,679
	Sawai Group Holdings Co. Ltd.	242,700	3,268,330
	SAXA, Inc.	68,100	942,803
*	SBI ARUHI Corp.	4,270	23,555
	SBI Holdings, Inc.	1,050,860	21,204,264
#	SBS Holdings, Inc.	102,800	2,739,347
	SCREEN Holdings Co. Ltd.	290,800	19,280,338
	Scroll Corp.	141,300	1,201,679
	SEC Carbon Ltd.	14,000	223,764
	Secom Co. Ltd.	182,800	6,655,697
#	Seed Co. Ltd.	45,300	154,553
	Sega Sammy Holdings, Inc.	289,312	4,194,345
	Segue Group Co. Ltd.	47,500	159,833
	Seibu Giken Co. Ltd.	5,400	73,111
	Seibu Holdings, Inc.	378,200	8,899,986
	Seika Corp.	108,402	2,071,042
	Seikagaku Corp.	83,100	372,794
	Seikitokyu Kogyo Co. Ltd.	95,399	884,899
	Seiko Electric Co. Ltd.	12,500	202,253
	Seiko Epson Corp.	1,112,332	14,961,678
	Seiko Group Corp.	265,000	9,843,815
#	Seikoh Giken Co. Ltd.	700	130,173
	Seino Holdings Co. Ltd.	381,400	5,845,930
	Seiren Co. Ltd.	182,200	3,698,232
	Sekisui Chemical Co. Ltd.	835,600	12,804,621
	Sekisui House Ltd.	583,600	12,707,288
	Sekisui Jushi Corp.	84,100	1,125,908
	Sekisui Kasei Co. Ltd.	88,221	255,801
		Shares	Value»
JAPAN — (Continued)
	SEMITEC Corp.	30,000	$461,323
	Senko Group Holdings Co. Ltd.	605,000	7,161,473
#	Senshu Electric Co. Ltd.	43,900	1,711,325
	Senshu Ikeda Holdings, Inc.	996,460	5,862,872
	Septeni Holdings Co. Ltd.	99,800	268,326
#	SERAKU Co. Ltd.	12,100	102,915
	Seria Co. Ltd.	141,600	3,097,348
	Seven & i Holdings Co. Ltd.	3,399,056	40,547,129
	Seven Bank Ltd.	1,406,072	2,374,326
#	SFP Holdings Co. Ltd.	8,900	129,265
	SG Holdings Co. Ltd.	775,530	7,258,239
	Sharingtechnology, Inc.	71,800	536,776
#*	Sharp Corp.	850,734	3,048,291
	Shibaura Machine Co. Ltd.	97,000	2,603,460
	Shibaura Mechatronics Corp.	245,200	7,617,889
	Shibusawa Logistics Corp.	150,000	1,216,985
#	Shibuya Corp.	50,300	1,093,414
#*	SHIFT, Inc.	841,585	3,558,699
	Shiga Bank Ltd.	976,680	12,041,260
#	Shikibo Ltd.	61,700	420,099
	Shikoku Bank Ltd.	225,500	3,685,475
	Shikoku Electric Power Co., Inc.	378,800	3,771,394
	Shikoku Kasei Holdings Corp.	117,600	3,763,083
#	Shima Seiki Manufacturing Ltd.	92,769	554,065
#	Shimadaya Corp.	11,500	124,984
	Shimadzu Corp.	344,300	8,003,416
	Shimamura Co. Ltd.	416,676	8,725,782
	Shimano, Inc.	40,107	4,207,821
#	Shimizu Bank Ltd.	22,300	357,567
	Shimizu Corp.	792,900	15,318,901
#	Shimojima Co. Ltd.	15,000	123,898
	Shin Maint Holdings Co. Ltd.	17,100	112,649
	Shin Nippon Air Technologies Co. Ltd.	89,600	2,050,639
	Shinagawa Refra Co. Ltd.	141,400	1,725,355
#	Shindengen Electric Manufacturing Co. Ltd.	23,100	486,539

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Chemical Co. Ltd.	1,116,800	$51,419,899
	Shin-Etsu Polymer Co. Ltd.	195,900	2,666,433
#	Shinko Shoji Co. Ltd.	147,900	1,544,257
	Shinmaywa Industries Ltd.	287,100	4,693,321
	Shinnihon Corp.	141,400	1,741,637
#	Shinnihonseiyaku Co. Ltd.	22,600	287,235
	Shinsho Corp.	76,500	1,130,350
	Shinwa Co. Ltd. (3447 JP)	39,600	247,085
#	Shinwa Co. Ltd. (7607 JP)	34,200	661,442
	Shionogi & Co. Ltd.	718,800	14,521,871
	Ship Healthcare Holdings, Inc.	413,600	6,155,003
	Shirai Electronics Industrial Co. Ltd.	16,600	72,350
	Shiseido Co. Ltd.	454,604	9,285,243
#	Shizuki Electric Co., Inc.	18,500	131,466
	Shizuoka Financial Group, Inc.	823,630	14,459,333
#	Shizuoka Gas Co. Ltd.	222,200	1,998,241
#	SHO-BOND Holdings Co. Ltd.	410,000	3,468,069
#	Shoei Co. Ltd.	209,748	2,336,882
#	Shoei Foods Corp.	32,800	857,305
	Shofu, Inc.	13,700	143,836
	Showa Sangyo Co. Ltd.	44,228	867,097
#	SIGMAXYZ Holdings, Inc.	279,000	1,143,268
	Siix Corp.	108,679	890,716
*	Simplex Holdings, Inc.	462,000	2,591,554
	Sinanen Holdings Co. Ltd.	26,400	1,169,469
	Sinfonia Technology Co. Ltd.	111,500	10,249,495
	Sinko Industries Ltd.	172,500	1,345,803
	Sintokogio Ltd.	114,300	719,920
	SK Kaken Co. Ltd.	2,500	167,459
#	SK-Electronics Co. Ltd.	34,722	746,923
	SKY Perfect JSAT Corp.	736,700	16,084,167
	Skylark Holdings Co. Ltd.	722,000	13,852,672
#	Smaregi, Inc.	22,100	339,486
	SMC Corp.	32,900	16,178,295
		Shares	Value»
JAPAN — (Continued)
#	SMK Corp.	7,999	$171,275
#	SMS Co. Ltd.	201,700	2,298,085
#	Socionext, Inc.	463,821	5,644,354
#	Soda Nikka Co. Ltd.	68,500	442,281
	Sodick Co. Ltd.	262,334	2,593,265
	SoftBank Corp.	19,766,600	27,820,870
	SoftBank Group Corp.	5,568,448	190,211,534
	Softcreate Holdings Corp.	63,000	714,784
	Software Service, Inc.	9,600	692,161
	Sojitz Corp.	439,519	16,462,054
	Soken Chemical & Engineering Co. Ltd.	55,300	1,191,903
	Solasto Corp.	163,842	1,176,888
#	Soliton Systems KK	27,400	312,911
	Sompo Holdings, Inc.	1,157,100	43,061,943
	Sony Financial Group, Inc. 8729 JP	2,365,000	2,121,800
*	Sony Financial Group, Inc. SFGYY US, ADR	274,721	1,208,772
	Sony Group Corp. (6758 JP)	5,644,000	113,079,392
#	Sony Group Corp. (SONY US), Sponsored ADR	1,305,723	26,231,975
	Sotetsu Holdings, Inc.	173,300	2,920,468
#	Space Co. Ltd.	48,660	459,579
	Sparx Group Co. Ltd.	93,039	1,151,796
	SPK Corp.	63,200	513,606
#	S-Pool, Inc.	214,799	325,656
#	Sprix, Inc.	3,700	33,016
	Square Enix Holdings Co. Ltd.	338,100	5,333,126
#	SRA Holdings	51,500	1,475,315
#	SRE Holdings Corp.	32,600	751,536
#	SRS Holdings Co. Ltd.	42,700	321,939
	ST Corp.	13,300	124,301
	St. Marc Holdings Co. Ltd.	41,500	712,072
	Stanley Electric Co. Ltd.	295,800	5,773,090
	Star Mica Holdings Co. Ltd.	82,800	867,573
	Startia Holdings, Inc.	10,500	188,122
	Starts Corp., Inc.	200,800	6,130,597
	Starzen Co. Ltd.	210,294	1,526,750
#	Stella Chemifa Corp.	42,300	1,450,730
#	Step Co. Ltd.	27,700	404,887
	STI Foods Holdings, Inc.	28,200	202,419

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Strike Group Co. Ltd.	97,200	$829,686
#	Studio Alice Co. Ltd.	34,800	398,290
	Subaru Corp.	1,350,200	20,111,505
#	Subaru Enterprise Co. Ltd.	32,000	696,173
	Sugi Holdings Co. Ltd.	312,200	6,248,691
	Sugimoto & Co. Ltd.	88,700	689,684
#	Sukegawa Electric Co. Ltd.	1,300	51,084
	SUMCO Corp.	1,167,860	18,632,788
	Sumida Corp.	144,600	1,238,219
#	Suminoe Co. Ltd.	16,900	137,520
	Sumitomo Bakelite Co. Ltd.	200,700	7,068,842
	Sumitomo Chemical Co. Ltd.	3,088,952	10,079,509
	Sumitomo Corp.	627,700	23,339,250
	Sumitomo Electric Industries Ltd.	1,367,900	90,054,622
#	Sumitomo Forestry Co. Ltd.	1,502,900	13,581,905
	Sumitomo Heavy Industries Ltd.	322,763	10,920,236
	Sumitomo Metal Mining Co. Ltd.	371,400	22,834,744
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	2,617,410	92,418,262
	Sumitomo Mitsui Trust Group, Inc.	638,646	21,352,064
	Sumitomo Osaka Cement Co. Ltd.	66,599	1,658,543
#*	Sumitomo Pharma Co. Ltd.	116,800	1,289,457
	Sumitomo Realty & Development Co. Ltd.	758,600	23,516,291
#	Sumitomo Rubber Industries Ltd.	416,563	5,402,352
	Sumitomo Seika Chemicals Co. Ltd.	194,005	1,488,292
	Sumitomo Warehouse Co. Ltd.	276,100	6,653,675
#	Sun Frontier Fudousan Co. Ltd.	23,400	401,631
#	Suncall Corp.	138,900	1,515,556
	Sundrug Co. Ltd.	254,300	6,118,116
	Suntory Beverage & Food Ltd.	169,100	4,873,182
#	Sun-Wa Technos Corp.	44,900	917,759
	Suruga Bank Ltd.	431,800	6,402,285
#	Suzuden Corp.	14,500	158,579
		Shares	Value»
JAPAN — (Continued)
	Suzuken Co. Ltd.	261,299	$9,248,984
#	Suzuki Co. Ltd.	56,200	1,132,886
	Suzuki Motor Corp.	2,518,900	28,169,944
	SWCC Corp.	184,800	18,915,522
	Sysmex Corp.	1,714,700	15,141,556
	System Research Co. Ltd.	21,400	226,738
#	System Support Holdings, Inc.	37,400	257,122
#	Systems Engineering Consultants Co. Ltd.	17,200	332,825
	Systena Corp.	958,400	2,621,763
#	Syuppin Co. Ltd.	25,700	180,248
	T Hasegawa Co. Ltd.	103,492	1,908,764
	T RAD Co. Ltd.	21,100	1,499,472
	T&D Holdings, Inc.	654,210	15,850,207
#	Tachibana Eletech Co. Ltd.	78,580	1,437,289
#	Tachikawa Corp.	52,039	848,939
	Tachi-S Co. Ltd.	101,500	1,328,401
	Tadano Ltd.	202,245	1,773,023
	Taihei Dengyo Kaisha Ltd.	171,600	3,142,306
	Taiheiyo Cement Corp.	470,591	10,684,204
	Taiheiyo Kouhatsu, Inc.	4,199	24,286
#	Taiho Kogyo Co. Ltd.	79,800	607,167
	Taikisha Ltd.	176,400	3,918,155
	Taiko Bank Ltd.	13,500	216,040
	Taisei Corp.	120,480	13,064,918
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	26,300	392,172
	Taiyo Holdings Co. Ltd.	257,800	7,941,970
	Taiyo Yuden Co. Ltd.	641,299	26,292,926
	Takamatsu Construction Group Co. Ltd.	67,700	1,449,878
#	Takamiya Co. Ltd.	73,343	184,372
	Takaoka Toko Co. Ltd.	49,974	2,412,900
#	Takara & Co. Ltd.	25,600	552,971
	Takara Holdings, Inc.	350,900	3,955,786
	Takara Standard Co. Ltd.	189,445	3,582,503
	Takasago International Corp.	348,200	2,610,436
	Takasago Thermal Engineering Co. Ltd.	229,700	6,624,723
	Takashima & Co. Ltd.	136,800	686,391

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takashimaya Co. Ltd.	1,059,800	$12,600,403
#	TAKEBISHI Corp.	28,200	400,453
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,299,907	43,459,507
	Takemoto Yohki Co. Ltd.	12,900	72,388
	Takeuchi Manufacturing Co. Ltd.	173,000	7,798,640
#	Taki Chemical Co. Ltd.	9,800	285,812
#	Tama Home Co. Ltd.	92,800	2,101,751
	Tamron Co. Ltd.	626,000	4,331,454
	Tamura Corp.	258,200	1,381,083
	Tanabe Engineering Corp.	23,900	395,397
	Tanseisha Co. Ltd.	108,949	996,600
	Taoka Chemical Co. Ltd.	7,200	41,478
#	Tauns Laboratories, Inc.	16,800	52,409
	Tayca Corp.	52,600	636,656
#	Tazmo Co. Ltd.	14,200	267,302
	Tbk Co. Ltd.	79,201	182,339
	TBS Holdings, Inc.	118,700	4,198,411
#	TDC Soft, Inc.	98,000	592,576
	TDK Corp. (6762 JP)	2,302,500	42,099,830
	TDK Corp. (TTDKY US), Sponsored ADR	597,870	11,156,254
	TechMatrix Corp.	141,200	1,639,340
#	Techno Medica Co. Ltd.	14,900	209,385
	Techno Ryowa Ltd.	24,270	1,075,583
	Techno Smart Corp.	27,000	327,838
	Teijin Ltd.	580,168	5,842,783
#	Teikoku Corp.	47,300	832,460
#	Teikoku Sen-I Co. Ltd.	75,200	1,314,595
#	Teikoku Tsushin Kogyo Co. Ltd.	39,800	677,034
	Tekken Corp.	51,899	1,612,743
#	Temairazu, Inc.	7,999	125,422
#	Tenpos Holdings Co. Ltd.	2,000	47,427
	Tera Probe, Inc.	11,100	729,932
	Terumo Corp.	1,290,300	16,417,791
#	Tess Holdings Co. Ltd.	99,188	494,792
	THK Co. Ltd.	169,400	6,350,654
	Tigers Polymer Corp.	6,600	41,714
	TIS, Inc.	515,501	11,235,358
	TKC Corp.	88,300	2,023,315
		Shares	Value»
JAPAN — (Continued)
	Toa Corp. (1885 JP)	278,400	$4,974,292
	Toa Corp. (6809 JP)	153,216	1,698,705
	TOA ROAD Corp.	74,800	750,337
	Toagosei Co. Ltd.	479,350	5,205,571
	TOBISHIMA HOLDINGS, Inc.	85,440	1,096,889
	Tobu Railway Co. Ltd.	305,900	5,462,779
#	TOC Co. Ltd.	118,700	799,662
	Tocalo Co. Ltd.	303,700	6,059,103
	Tochigi Bank Ltd.	548,501	3,355,444
	Toda Corp.	878,600	7,976,540
	Toei Animation Co. Ltd.	208,400	3,447,960
	Toei Co. Ltd.	55,300	2,039,152
#	Toell Co. Ltd.	8,400	45,788
	Toenec Corp.	194,800	3,035,181
#	Togami Electric Manufacturing Co. Ltd.	11,600	470,149
	Toho Bank Ltd.	830,855	3,546,446
	Toho Chemical Industry Co. Ltd.	23,000	109,960
#	Toho Co. Ltd. (8142 JP)	121,200	1,078,092
	Toho Co. Ltd. (9602 JP)	300,000	2,765,583
#	Toho Gas Co. Ltd.	595,820	4,473,817
#	Toho Holdings Co. Ltd.	200,800	5,729,858
#	Toho Titanium Co. Ltd.	173,600	3,737,175
#*	Toho Zinc Co. Ltd.	41,599	306,857
	Tohoku Bank Ltd.	60,500	556,779
	Tohoku Electric Power Co., Inc.	745,100	5,204,346
#	Tohokushinsha Film Corp.	47,900	184,674
	Tokai Carbon Co. Ltd.	458,300	3,259,529
	Tokai Corp.	59,502	998,815
	TOKAI Holdings Corp.	345,800	2,512,795
	Tokai Rika Co. Ltd.	215,467	3,974,628
	Tokai Tokyo Financial Holdings, Inc.	481,017	2,167,229
#	Token Corp.	25,470	2,066,369
	Tokio Marine Holdings, Inc. (8766 JP)	1,440,936	65,990,216
#	Tokio Marine Holdings, Inc. (TKOMY US), ADR	167,916	7,690,553
#	Tokushu Tokai Paper Co. Ltd.	101,214	1,025,556
	Tokuyama Corp.	307,312	7,894,473

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Base Co. Ltd.	110,200	$296,007
	Tokyo Century Corp.	671,720	9,227,324
*	Tokyo Electric Power Co. Holdings, Inc.	1,843,312	7,017,754
#	Tokyo Electron Device Ltd.	107,400	2,386,509
	Tokyo Electron Ltd.	393,800	116,046,019
	Tokyo Energy & Systems, Inc.	88,900	1,071,576
	Tokyo Gas Co. Ltd.	343,500	14,588,398
	Tokyo Kiraboshi Financial Group, Inc.	134,674	10,022,510
	Tokyo Ohka Kogyo Co. Ltd.	210,900	12,398,768
	Tokyo Printing Ink Manufacturing Co. Ltd.	9,900	84,129
	Tokyo Rope Manufacturing Co. Ltd.	26,599	288,910
#	Tokyo Sangyo Co. Ltd.	78,400	441,158
	Tokyo Seimitsu Co. Ltd.	126,200	13,944,550
	Tokyo Steel Manufacturing Co. Ltd.	298,100	3,240,448
	Tokyo Tatemono Co. Ltd.	708,600	16,305,433
#	Tokyo Tekko Co. Ltd.	121,200	1,394,722
#	Tokyo Theatres Co., Inc.	17,900	180,405
	Tokyotokeiba Co. Ltd.	56,100	1,987,952
	Tokyu Construction Co. Ltd.	346,580	3,271,611
	Tokyu Corp.	375,606	3,994,383
	Tokyu Fudosan Holdings Corp.	2,119,694	18,047,352
	Toli Corp.	183,400	752,683
	Tomato Bank Ltd.	29,600	295,941
#	Tomen Devices Corp.	12,400	1,207,901
#	Tomoe Corp.	119,600	1,543,255
#	Tomoe Engineering Co. Ltd.	86,400	975,024
	Tomoku Co. Ltd.	52,600	1,181,276
	TOMONY Holdings, Inc.	1,084,760	6,125,549
	Tomy Co. Ltd.	311,825	5,066,137
	TOPPAN Holdings, Inc.	398,120	11,833,542
	Topre Corp.	131,836	2,003,546
#	Topy Industries Ltd.	78,300	1,473,916
#	Toranvia Co. Ltd.	2,286	12,923
		Shares	Value»
JAPAN — (Continued)
	Toray Industries, Inc.	2,517,900	$18,077,890
#	Torex Semiconductor Ltd.	17,100	217,390
#	Toridoll Holdings Corp.	181,300	4,685,306
#	Torigoe Co. Ltd.	47,600	326,666
	Torishima Pump Manufacturing Co. Ltd.	42,800	882,359
	Tosei Corp.	348,200	3,617,779
	Toshiba TEC Corp.	110,500	1,902,853
#	Tosho Co. Ltd.	65,100	346,904
	Tosoh Corp.	757,413	11,671,536
	Totech Corp.	91,200	2,227,476
	Totetsu Kogyo Co. Ltd.	91,500	3,229,257
	TOTO Ltd.	191,898	6,741,039
#	Tottori Bank Ltd.	15,200	154,395
#	Toumei Co. Ltd.	19,100	90,319
#	Tow Co. Ltd.	120,100	286,211
	Towa Bank Ltd.	74,700	498,626
	Towa Pharmaceutical Co. Ltd.	151,500	3,824,019
	Toyo Corp.	25,300	288,194
	Toyo Denki Seizo KK	18,300	293,237
#	Toyo Gosei Co. Ltd.	27,500	2,683,401
	Toyo Kanetsu KK	68,200	1,185,191
	Toyo Seikan Group Holdings Ltd.	429,600	8,910,191
	Toyo Suisan Kaisha Ltd.	97,400	6,689,663
#	Toyo Tanso Co. Ltd.	59,800	2,329,834
	Toyo Tire Corp.	606,300	14,865,325
	Toyobo Co. Ltd.	146,578	1,339,424
	Toyoda Gosei Co. Ltd.	400,000	11,802,773
	Toyota Boshoku Corp.	361,200	5,110,476
	Toyota Motor Corp. (7203 JP)	12,370,491	237,456,621
	Toyota Tsusho Corp.	1,237,638	48,584,454
	TPR Co. Ltd.	138,234	1,083,885
#	Traders Holdings Co. Ltd.	84,219	562,477
#	Transaction Co. Ltd.	115,900	834,873
	Transcosmos, Inc.	52,900	1,291,467
#	TRE Holdings Corp.	157,212	1,609,580
#	Treasure Factory Co. Ltd.	46,700	509,784
	Trend Micro, Inc. (4704 JP)	135,400	4,712,997
	Trend Micro, Inc. (TMICY US), Sponsored ADR	3,140	108,236

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tri Chemical Laboratories, Inc.	147,200	$3,062,174
	Trinity Industrial Corp.	7,900	65,781
	Trusco Nakayama Corp.	104,522	1,443,060
	TS Tech Co. Ltd.	374,700	4,103,980
	TSI Holdings Co. Ltd.	276,690	2,330,605
#*	Tsubaki Nakashima Co. Ltd.	192,025	400,651
	Tsubakimoto Chain Co.	393,000	5,891,299
	Tsubakimoto Kogyo Co. Ltd.	52,200	923,646
#	Tsuburaya Fields Holdings, Inc.	128,600	1,181,916
	Tsugami Corp.	191,300	5,737,866
	Tsukada Global Holdings, Inc.	32,400	128,508
	Tsukishima Holdings Co. Ltd.	117,600	2,351,049
	Tsukuba Bank Ltd.	243,300	904,677
	Tsumura & Co.	183,635	4,283,082
	Tsuruha Holdings, Inc.	1,004,690	13,221,602
	Tsurumi Manufacturing Co. Ltd.	130,200	1,813,795
	Tsutsumi Jewelry Co. Ltd.	22,900	418,995
#	Tsuzuki Denki Co. Ltd.	23,900	527,060
	TV Asahi Holdings Corp.	142,300	2,944,603
	Tv Tokyo Holdings Corp.	37,600	952,459
	TYK Corp.	55,000	211,621
	UACJ Corp.	665,156	11,735,963
	UBE Corp.	183,365	2,779,354
	Ubicom Holdings, Inc.	12,126	73,175
	Uchida Yoko Co. Ltd.	201,000	2,598,621
	Ukai Co. Ltd.	1,000	21,309
	ULS Group, Inc.	103,300	329,743
#	Ultrafabrics Holdings Co. Ltd.	21,300	90,847
	Ulvac, Inc.	8,895	560,140
	Umios Corp.	529,388	4,476,122
#	U-Next Holdings Co. Ltd.	227,700	2,229,162
	Unicharm Corp.	1,119,599	6,540,458
	Unipres Corp.	124,741	1,043,729
#	Unisia Holdings Co.	15,700	185,145
#	UNISOL Holdings Corp.	70,176	971,145
#	United Arrows Ltd.	88,400	1,393,892
		Shares	Value»
JAPAN — (Continued)
#	United Super Markets Holdings, Inc.	215,859	$1,128,845
	Univance Corp.	7,200	36,851
	Urbanet Corp. Co. Ltd.	103,100	362,446
	Ushio, Inc.	449,800	9,057,298
	USS Co. Ltd.	827,000	8,931,944
#	UT Group Co. Ltd.	1,640,800	1,943,032
#	V Technology Co. Ltd.	28,400	886,796
	Valor Holdings Co. Ltd.	156,813	3,694,965
#	Valqua Ltd.	78,700	2,899,062
#	Value HR Co. Ltd.	63,000	563,692
#	ValueCommerce Co. Ltd.	107,100	318,035
	Vector, Inc.	75,955	605,299
	Vertex Corp.	213,360	2,676,098
#	Vision, Inc.	135,500	950,628
#*	Visional, Inc.	92,100	4,349,133
	Vital KSK Holdings, Inc.	196,385	1,749,160
	VT Holdings Co. Ltd.	152,900	469,565
#	WA, Inc.	7,200	62,795
#	Wacoal Holdings Corp.	167,500	4,940,955
	Wacom Co. Ltd.	260,500	1,199,007
#	Wakachiku Construction Co. Ltd.	33,200	766,487
	Wakita & Co. Ltd.	190,600	2,204,196
	Warabeya Nichiyo Holdings Co. Ltd.	71,732	1,272,361
#	Waseda Academy Co. Ltd.	26,700	332,109
	Washington Hotel Corp.	1,400	18,076
#	Watahan & Co. Ltd.	52,000	466,023
	WATAMI Co. Ltd.	68,800	424,860
#	WDB Holdings Co. Ltd.	9,000	85,778
	WDI Corp.	4,000	75,961
*	Wealth Management, Inc.	5,800	40,056
	Weathernews, Inc.	68,200	882,968
	Wellneo Sugar Co. Ltd.	54,500	929,592
	Wellnet Corp.	64,400	268,047
#	West Holdings Corp.	138,406	2,560,193
	West Japan Railway Co.	311,100	5,631,401
#	Will Group, Inc.	36,100	260,562
*	WingArc1st, Inc.	67,600	1,152,867
	Workman Co. Ltd.	52,400	2,386,396

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	World Co. Ltd.	241,700	$2,341,942
	World Holdings Co. Ltd.	30,300	496,755
	Wowow, Inc.	5,000	37,826
#	Xebio Holdings Co. Ltd.	80,639	513,185
#	YAC Holdings Co. Ltd.	69,224	515,768
	Yahagi Construction Co. Ltd.	110,900	1,515,676
	Yakult Honsha Co. Ltd.	427,400	7,442,779
#	YAKUODO Holdings Co. Ltd.	31,200	352,034
	YAMABIKO Corp.	168,640	4,199,744
#	YAMADA Consulting Group Co. Ltd.	17,400	181,186
	Yamada Holdings Co. Ltd.	1,862,438	6,209,566
#	Yamae Group Holdings Co. Ltd.	64,600	1,178,465
#	Yamagata Bank Ltd.	47,699	775,702
	Yamaguchi Financial Group, Inc.	651,900	11,201,576
	Yamaha Corp.	960,097	6,851,723
#	Yamaha Motor Co. Ltd.	2,659,500	18,680,260
	Yamaichi Electronics Co. Ltd.	126,500	8,440,120
#	Yamami Co.	11,800	310,327
	Yamanashi Chuo Bank Ltd.	119,000	4,094,055
#	Yamatane Corp.	91,800	1,184,213
	Yamato Corp.	80,400	1,103,051
	Yamato Holdings Co. Ltd.	444,200	5,032,493
	Yamato Kogyo Co. Ltd.	112,100	8,556,784
#	Yamaura Corp.	33,500	308,957
#	Yamaya Corp.	8,810	132,588
	Yamazaki Baking Co. Ltd.	436,590	9,132,181
	Yamazen Corp.	214,700	2,108,558
#	Yashima Denki Co. Ltd.	42,800	797,504
	Yaskawa Electric Corp.	149,900	5,315,456
#	Yasuda Logistics Corp.	75,700	1,064,427
	YE DIGITAL Corp.	31,400	185,442
	Yellow Hat Ltd.	300,400	2,907,459
	Yodoko Ltd.	547,700	4,702,644
	Yokogawa Bridge Holdings Corp.	140,100	2,624,782
		Shares	Value»
JAPAN — (Continued)
	Yokogawa Electric Corp.	306,300	$10,664,668
	Yokohama Financial Group, Inc.	1,891,211	17,952,507
	Yokohama Rubber Co. Ltd.	532,300	21,665,534
	Yokorei Co. Ltd.	202,500	2,119,947
	Yokowo Co. Ltd.	64,000	1,814,814
	Yondenko Corp.	118,380	1,547,964
#	Yondoshi Holdings, Inc.	34,600	408,771
	Yonex Co. Ltd.	204,100	3,455,923
#	Yorozu Corp.	62,310	337,744
	Yoshicon Co. Ltd.	1,200	19,500
#*	Yoshimura Food Holdings KK	22,800	97,923
#	Yoshinoya Holdings Co. Ltd.	222,800	4,494,582
#	Yossix Holdings Co. Ltd.	15,300	315,690
#	Yotai Refractories Co. Ltd.	3,400	36,229
	Yuasa Co. Ltd.	72,700	2,774,411
	Yuasa Funashoku Co. Ltd.	11,600	116,855
	Yuken Kogyo Co. Ltd.	4,500	86,587
#	Yukiguni Factory Co. Ltd.	55,018	368,648
	Yurtec Corp.	196,400	3,145,822
#	Yushin Co.	24,800	105,818
#	Yushiro, Inc.	36,200	764,759
#	Yutaka Foods Corp.	4,000	54,033
*	Yutaka Giken Co. Ltd.	2,200	42,199
	Zacros Corp.	237,800	2,087,220
	Zaoh Co. Ltd.	18,400	305,585
#	Zenitaka Corp.	10,837	633,940
	Zenkoku Hosho Co. Ltd.	376,393	7,577,639
	Zenrin Co. Ltd.	119,149	647,850
	Zensho Holdings Co. Ltd.	172,797	9,523,705
	Zeon Corp.	593,500	6,917,807
	ZERIA Pharmaceutical Co. Ltd.	89,100	1,228,888
	Zero Co. Ltd.	500	10,651
#	ZIGExN Co. Ltd.	219,200	570,226
#	Zojirushi Corp.	36,400	366,596
	ZOZO, Inc.	740,700	4,971,188
#	Zuiko Corp.	22,735	127,353
TOTAL JAPAN			9,198,257,620
NETHERLANDS — (3.4%)
#	Aalberts NV	454,850	17,278,189
#	ABN AMRO Bank NV	1,041,648	36,266,866

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Acomo NV	85,793	$2,609,548
#*Ω	Adyen NV	5,582	6,299,037
#	Aegon Ltd. (AEG US)	532,037	4,378,665
	Aegon Ltd. (AGN NA)	5,170,780	42,848,176
#	Akzo Nobel NV	462,528	27,148,865
	Allfunds Group PLC	773,184	7,912,868
#	AMG Critical Materials NV	126,508	5,339,785
#	Aperam SA	247,713	13,250,573
#	Arcadis NV	312,262	13,373,421
#	ArcelorMittal SA (MT US)	803,577	45,972,653
	ASM International NV	65,587	64,162,160
	ASML Holding NV (ASML NA)	119,915	173,342,597
	ASML Holding NV (ASML US)	179,801	258,731,841
	ASR Nederland NV	630,540	47,895,450
#*Ω	Basic-Fit NV	178,098	5,983,140
#	BE Semiconductor Industries NV	157,088	45,950,521
#	Brunel International NV	14,470	123,117
#*	CM.com NV	12,593	89,479
	Coca-Cola Europacific Partners PLC	270,395	25,719,156
	Corbion NV	164,165	3,668,668
Ω	CTP NV	212,381	4,014,600
#*	Fastned BV	733	24,536
*	Flow Traders Ltd.	145,623	4,674,727
	ForFarmers NV	97,028	693,239
#	Fugro NV	451,136	6,542,189
	HAL Trust	7,729	1,547,592
	Havas NV	217,267	4,135,469
#	Heineken NV	319,085	24,840,691
#	IMCD NV	115,234	13,549,760
	ING Groep NV (ING US), Sponsored ADR	17,787	514,577
	ING Groep NV (INGA NA)	2,231,490	64,582,392
*	InPost SA	107,204	1,922,841
	Kendrion NV	32,984	707,587
	Koninklijke Ahold Delhaize NV (AD NA)	1,866,433	87,551,296
	Koninklijke BAM Groep NV	1,590,527	17,495,205
	Koninklijke Heijmans NV	143,047	14,473,148
#	Koninklijke KPN NV	14,717,370	78,701,776
#	Koninklijke Philips NV (PHG US)	1,017,635	26,804,506
#	Koninklijke Vopak NV	309,427	15,486,427
		Shares	Value»
NETHERLANDS — (Continued)
*	Magnum Ice Cream Co. NV	50,656	$739,556
#*	Magnum Ice Cream Co. NV MICC NA	298,222	4,362,056
#*	Magnum Ice Cream Co. NV MICC US	135,476	2,022,657
	Nedap NV	22,891	2,273,740
	NN Group NV	899,946	78,775,694
#*	Pharming Group NV	1,846,838	3,118,929
#	PostNL NV	1,103,354	1,229,915
#	Prosus NV (PRX NA)	778,407	37,684,990
#	Randstad NV	357,989	10,607,713
	SBM Offshore NV	886,185	37,912,229
#Ω	Signify NV	837,562	19,049,492
	TKH Group NV	186,987	9,582,955
*	TomTom NV	246,987	1,355,483
	Universal Music Group NV	233,240	4,890,481
	Van Lanschot Kempen NV	113,840	8,722,314
#	Wolters Kluwer NV	410,028	32,000,802
TOTAL NETHERLANDS			1,470,936,339
NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	539,823	2,774,036
#	Air New Zealand Ltd.	5,943,965	1,492,709
	Auckland International Airport Ltd.	897,827	4,382,697
	Briscoe Group Ltd.	7,879	21,218
#	Channel Infrastructure NZ Ltd.	1,242,797	2,230,334
	Chorus Ltd. (CHRYY US), ADR	10,086	287,955
#	Chorus Ltd. (CNU NZ)	2,046,206	11,751,440
	Contact Energy Ltd.	1,360,797	7,648,272
	EBOS Group Ltd.	268,881	3,385,846
*	Eroad Ltd.	31,578	18,101
	Fisher & Paykel Healthcare Corp. Ltd.	349,622	7,534,448
#*	Fletcher Building Ltd. (FBU AU)	46,679	77,474
*	Fletcher Building Ltd. (FBU NZ)	2,939,911	4,856,413
	Fonterra Co-Operative Group Ltd.	189,686	734,173
	Freightways Group Ltd.	675,882	5,048,833
	Genesis Energy Ltd.	2,009,707	2,929,765
#*	Gentrack Group Ltd.	111,983	399,962
	Hallenstein Glasson Holdings Ltd.	178,358	1,032,039

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Heartland Group Holdings Ltd.	1,443,001	$960,954
	Infratil Ltd.	531,030	3,911,840
	Investore Property Ltd.	528,179	328,350
*	KMD Brands Ltd.	7,661,507	279,008
	Mainfreight Ltd.	99,886	3,483,789
	Mercury NZ Ltd.	455,357	1,802,877
	Meridian Energy Ltd.	208,650	700,491
	Napier Port Holdings Ltd.	20,388	44,643
#	NZME Ltd. (NZM AU)	832,068	530,455
	NZX Ltd.	1,102,835	911,485
#*	Oceania Healthcare Ltd.	1,611,361	711,512
	Port of Tauranga Ltd.	383,990	1,883,445
*	Rakon Ltd.	153,337	138,863
*	Ryman Healthcare Ltd.	1,803,982	2,268,909
	Sanford Ltd.	268,979	1,189,850
	Scales Corp. Ltd.	494,639	1,771,345
*	Serko Ltd.	66,043	65,757
	Skellerup Holdings Ltd.	738,143	2,565,392
	SKY Network Television Ltd.	795,781	1,517,663
#*	SKYCITY Entertainment Group Ltd.	2,860,596	1,069,825
	Spark New Zealand Ltd.	335,848	412,447
#*	Steel & Tube Holdings Ltd.	706,501	168,911
#	Summerset Group Holdings Ltd.	1,082,973	5,222,436
#	Tourism Holdings Ltd.	646,037	790,628
	TOWER Ltd.	1,170,531	1,401,215
#	Turners Automotive Group Ltd.	22,315	113,188
	Vector Ltd.	284,783	811,995
#*	Vista Group International Ltd.	312,811	346,033
#*	Warehouse Group Ltd.	366,083	142,113
TOTAL NEW ZEALAND			92,151,134
NORWAY — (0.9%)
	2020 Bulkers Ltd.	66,756	21,718
	ABG Sundal Collier Holding ASA	1,407,891	1,091,358
	AF Gruppen ASA	97,384	1,880,028
	Akastor ASA	371,750	626,042
	Aker ASA, Class A	15,771	1,819,489
*	Aker BioMarine ASA	7,182	78,116
		Shares	Value»
NORWAY — (Continued)
	Aker BP ASA	422,563	$16,518,938
	Aker Solutions ASA	1,330,206	6,061,228
	Archer Ltd.	241,827	758,306
*	ArcticZymes Technologies ASA	11,833	28,085
	Atea ASA	310,060	5,230,941
	Austevoll Seafood ASA	329,678	3,336,969
*	Axactor ASA	386,531	207,682
	B2 Impact ASA	1,001,098	2,580,693
#	Bakkafrost P	48,508	2,413,329
	Bluenord ASA	75,705	4,818,280
	Bonheur ASA	100,934	2,937,786
	Borregaard ASA	321,328	5,285,231
	Bouvet ASA	153,093	855,173
*	BW Energy Ltd.	87,506	550,159
Ω	BW LPG Ltd. BWLPG NO	471,056	9,452,750
	BW Offshore Ltd.	536,069	3,067,657
#*	Cadeler AS (CADLR NO)	352,789	2,429,574
*	Cadeler AS (CDLR US), ADR	6,566	181,747
*	Cloudberry Clean Energy ASA	735,801	1,037,701
	DNB Bank ASA	682,028	20,654,084
	DNO ASA	2,226,670	4,810,772
#	DOF Group ASA	422,895	6,265,165
Ω	Elkem ASA	812,971	2,381,747
Ω	Elmera Group ASA	337,492	1,262,117
	Elopak ASA	374,310	1,444,099
Ω	Entra ASA	63,908	724,808
	Equinor ASA	1,136,966	46,271,362
Ω	Europris ASA	634,066	6,468,294
#	FLEX LNG Ltd. (FLNG NO)	68,867	2,233,354
#	FLEX LNG Ltd. (FLNG US)	4,783	155,113
	Frontline PLC	178,564	6,491,924
	Gjensidige Forsikring ASA	52,052	1,462,196
#	Golar LNG Ltd.	19,800	1,088,802
#*	Grieg Seafood ASA	236,759	929,919
	Hafnia Ltd.	565,512	5,019,494
	Himalaya Shipping Ltd. HSHP NO	11,065	151,889
	Himalaya Shipping Ltd. HSHP US	21,492	293,151
	Hoegh Autoliners ASA	408,163	5,848,339
Ω	Kid ASA	115,577	1,644,741
	Kitron ASA	557,120	6,013,478

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Klaveness Combination Carriers ASA	70,139	$779,275
*	Kongsberg Automotive ASA	3,499,532	721,889
	Kongsberg Gruppen ASA	214,860	7,185,356
*	Kongsberg Maritime AS	214,860	1,408,173
	Leroy Seafood Group ASA	552,775	2,711,267
#*	LINK Mobility Group Holding ASA	797,615	2,132,630
	Magnora ASA	165,290	537,875
	Medistim ASA	11,102	272,005
	Mowi ASA	267,287	5,930,355
	MPC Container Ships ASA	2,104,590	5,005,956
#Ω	Multiconsult ASA	32,279	551,139
*	Napatech AS	5,952	21,413
*	Nekkar ASA	115,588	179,163
#*	NEL ASA	934,889	300,594
	Norbit ASA	102,991	2,537,912
	Norconsult Norge AS	64,046	272,817
*	Nordic Mining ASA	39,258	51,904
#*	Nordic Semiconductor ASA	53,268	1,094,766
	Norsk Hydro ASA	817,996	9,056,389
*Ω	Norske Skog ASA	99,675	505,309
*	Northern Ocean Ltd.	39,056	36,569
	Norwegian Air Shuttle ASA	150,444	235,859
*	NRC Group ASA	78,283	72,535
	Odfjell Drilling Ltd.	499,918	5,382,748
	Odfjell SE, Class A	73,800	921,230
	Odfjell Technology Ltd.	85,243	644,438
*	OKEA ASA	113,976	484,280
#Ω	Okeanis Eco Tankers Corp.	63,287	3,520,971
	Orkla ASA	151,121	1,863,928
*	Otello Corp. ASA	204,267	415,488
	Panoro Energy ASA	373,580	1,420,920
	Paratus Energy Services Ltd.	83,559	465,784
	Pareto Bank ASA	75,278	543,092
	Petronor E&P ASA	197,540	310,877
	Pexip Holding ASA	120,836	886,708
*	PhotoCure ASA	33,456	238,145
*Ω	poLight ASA	46,889	29,995
	Protector Forsikring ASA	144,955	7,332,352
	Public Property Invest AS	151,000	321,280
		Shares	Value»
NORWAY — (Continued)
	Reach Subsea ASA	86,000	$64,987
	Rogaland Sparebank	647	10,564
	Salmar ASA	17,953	1,087,173
#*	Salmon Evolution ASA	345,301	176,562
	SATS ASA	371,665	1,660,691
#*Ω	Scatec ASA	420,364	5,471,035
*	Sea1 offshore, Inc.	211,603	679,477
	SED Energy Holdings PLC	410,477	385,818
	Selvaag Bolig ASA	188,030	706,816
	Solstad Maritime ASA	291,014	898,893
	Solstad Offshore ASA	133,356	947,181
	SpareBank 1 Helgeland	808	14,428
	Sparebank 1 Oestlandet	33,785	741,263
	SpareBank 1 Sor-Norge ASA	354,103	7,652,757
	Sparebanken More	20,212	251,382
	Sparebanken Norge	1,063	23,127
	Stolt-Nielsen Ltd.	126,398	4,123,011
	Storebrand ASA	963,151	18,618,625
	Subsea 7 SA	494,470	17,812,675
	Telenor ASA	349,080	5,754,067
	TGS ASA	699,328	11,371,778
*	Thor Medical ASA	434,307	207,445
	TOMRA Systems ASA	96,069	980,484
	Var Energi ASA	593,287	3,014,752
	Veidekke ASA	379,003	7,629,799
	Vend Marketplaces ASA	41,916	1,154,957
*	Vow ASA	181,957	48,965
	Wallenius Wilhelmsen ASA	287,819	3,703,231
	Wilh Wilhelmsen Holding ASA, Class A	51,941	3,885,042
	Yara International ASA	166,081	9,668,723
	Zalaris ASA	15,804	168,348
*	Zaptec ASA	66,282	262,381
TOTAL NORWAY			370,443,651
PORTUGAL — (0.4%)
#	Altri SGPS SA	345,107	2,023,043
	Banco Comercial Portugues SA, Class R	43,547,651	46,547,227
	Corticeira Amorim SGPS SA	77,842	586,859
	CTT-Correios de Portugal SA	261,986	1,974,578

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
#	EDP Renovaveis SA	790,737	$13,221,732
	EDP SA (EDP PL)	3,481,135	18,987,081
#	EDP SA (EDPFY US), Sponsored ADR	6,700	370,175
	Galp Energia SGPS SA	1,746,365	40,847,386
	Ibersol SGPS SA	32,122	452,188
	Jeronimo Martins SGPS SA	360,889	8,665,860
#	Mota-Engil SGPS SA	266,220	1,510,478
#	Navigator Co. SA	838,866	3,298,523
	NOS SGPS SA	927,444	6,124,331
	REN - Redes Energeticas Nacionais SGPS SA	1,159,548	5,134,947
	Semapa-Sociedade de Investimento e Gestao	13,916	379,325
	Sonae SGPS SA	4,681,377	10,718,961
*	Teixeira Duarte SA	378,814	197,980
TOTAL PORTUGAL			161,040,674
SINGAPORE — (1.3%)
*††	Abterra Ltd.	189,000	0
#*	AEM Holdings Ltd.	1,056,312	6,128,907
	ASL Marine Holdings Ltd.	125,600	38,107
	Aztech Global Ltd.	725,200	588,289
#	Banyan Tree Holdings Ltd.	733,700	358,080
	Bonvests Holdings Ltd.	51,600	39,616
	Boustead Singapore Ltd.	1,463,142	2,755,104
	BRC Asia Ltd.	69,600	245,490
#	Bukit Sembawang Estates Ltd.	551,400	2,050,083
	Bund Center Investment Ltd.	316,000	124,064
	Capitaland India Trust	2,691,321	2,223,865
	CapitaLand Investment Ltd.	4,943,500	10,841,688
#	Centurion Corp. Ltd.	909,800	1,173,644
	China Aviation Oil Singapore Corp. Ltd.	1,061,500	1,770,409
#	China Sunsine Chemical Holdings Ltd.	3,113,200	1,689,006
	City Developments Ltd.	1,794,600	11,549,932
		Shares	Value»
SINGAPORE — (Continued)
	ComfortDelGro Corp. Ltd.	5,031,669	$5,858,194
#*	COSCO Shipping International Singapore Co. Ltd.	3,543,500	334,355
	CSE Global Ltd.	1,969,353	2,132,662
	DBS Group Holdings Ltd.	1,692,847	78,058,303
*	Del Monte Pacific Ltd.	197,982	13,662
	Delfi Ltd.	769,100	640,964
	DFI Retail Group Holdings Ltd.	684,600	2,866,790
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
#	Far East Orchard Ltd.	833,373	831,874
	First Resources Ltd.	2,290,600	6,292,286
	Food Empire Holdings Ltd.	1,029,400	2,653,645
	Fraser & Neave Ltd.	32,900	37,512
	Frasers Property Ltd.	1,198,100	1,078,569
	Frencken Group Ltd.	1,966,100	4,163,913
*	Fu Yu Corp. Ltd.	1,061,200	86,968
#*	Gallant Venture Ltd.	1,774,100	97,638
	Genting Singapore Ltd.	12,110,600	6,498,772
	Geo Energy Resources Ltd.	3,320,700	1,620,253
	Golden Agri-Resources Ltd.	26,632,069	6,637,177
	GSH Corp. Ltd.	52,560	8,218
	GuocoLand Ltd.	1,008,321	1,949,056
	Haw Par Corp. Ltd.	428,300	5,802,304
#	Ho Bee Land Ltd.	920,000	1,550,830
	Hong Fok Corp. Ltd.	1,614,088	1,269,477
	Hong Leong Asia Ltd.	2,480,200	5,668,122
	Hong Leong Finance Ltd.	241,300	491,528
	Hongkong Land Holdings Ltd.	1,593,100	12,595,100
	Hotel Grand Central Ltd.	151,873	92,105
#	Hour Glass Ltd.	726,300	1,344,733
	Hutchison Port Holdings Trust	18,552,800	3,903,268
#*††	Hyflux Ltd.	2,064,700	0
#	iFAST Corp. Ltd.	614,600	4,230,728
	Indofood Agri Resources Ltd.	10,388,800	3,427,373
#	InnoTek Ltd.	225,100	153,593
	ISDN Holdings Ltd.	598,506	286,605
	Jardine Cycle & Carriage Ltd.	271,697	6,978,025

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	$0
	Keppel Infrastructure Trust	8,893,357	3,774,255
	Keppel Ltd.	2,450,200	20,972,280
	Keppel REIT	272,244	191,677
	KSH Holdings Ltd.	150,300	41,547
#	LHN Ltd.	357,900	180,098
#	Marco Polo Marine Ltd.	7,705,400	950,886
#*	Mermaid Maritime PCL	733,200	69,570
	Metro Holdings Ltd.	1,889,300	739,137
	Mewah International, Inc.	47,900	11,112
#*††	Midas Holdings Ltd.	4,664,147	0
#	Nanofilm Technologies International Ltd.	435,700	500,748
	Netlink NBN Trust	5,928,000	4,706,412
*	Oceanus Group Ltd.	1,015,400	2,437
	Oiltek International Ltd.	48,500	86,617
#	OKP Holdings Ltd.	329,700	206,583
	Olam Group Ltd.	2,298,975	1,841,774
	OUE Ltd.	1,072,000	934,116
	Oversea-Chinese Banking Corp. Ltd.	2,122,568	36,619,814
*	Oxley Holdings Ltd.	3,196,596	201,382
	Pan-United Corp. Ltd.	424,800	524,331
#	Propnex Ltd.	604,600	832,823
#	Q&M Dental Group Singapore Ltd.	995,240	456,949
	QAF Ltd.	904,165	739,219
	Raffles Medical Group Ltd.	2,232,763	1,745,379
#	Riverstone Holdings Ltd.	1,696,500	994,163
	Samudera Shipping Line Ltd.	930,700	835,103
	SATS Ltd.	1,478,621	3,848,412
#	SBS Transit Ltd.	160,800	466,201
	Seatrium Ltd.	9,520,491	17,649,635
	Sembcorp Industries Ltd.	3,168,700	16,629,150
	Sheng Siong Group Ltd.	2,739,200	6,529,512
	SIA Engineering Co. Ltd.	440,200	1,086,924
	Sing Holdings Ltd.	512,100	303,985
	Sing Investments & Finance Ltd.	36,400	46,310
	Singapore Airlines Ltd.	4,601,100	22,787,992
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Exchange Ltd.	1,399,400	$23,927,978
	Singapore Land Group Ltd.	570,723	1,678,856
#	Singapore Post Ltd.	4,670,716	1,268,311
	Singapore Technologies Engineering Ltd.	2,257,000	19,126,892
	Singapore Telecommunications Ltd.	3,566,950	12,918,771
#	Stamford Land Corp. Ltd.	2,241,376	837,757
#	StarHub Ltd.	1,536,410	1,280,119
	Straits Trading Co. Ltd.	469,423	650,152
#*††	Swiber Holdings Ltd.	1,301,500	0
	Tai Sin Electric Ltd.	48,100	21,623
#*	Thomson Medical Group Ltd.	4,025,600	179,691
	Tiong Woon Corp. Holding Ltd.	199,750	172,817
	Tuan Sing Holdings Ltd.	3,096,717	806,056
#	UMS Integration Ltd.	2,753,635	4,735,404
	United Overseas Bank Ltd.	1,510,989	43,031,546
	United Overseas Insurance Ltd.	1,900	12,296
#	UOB-Kay Hian Holdings Ltd.	1,594,137	5,105,432
	UOL Group Ltd.	1,539,188	12,876,404
	Valuetronics Holdings Ltd.	2,445,960	1,963,582
	Venture Corp. Ltd.	799,700	10,207,313
	Vicom Ltd.	66,400	93,707
	Wee Hur Holdings Ltd.	2,496,300	1,431,295
	Wilmar International Ltd.	2,287,700	6,525,375
	Wing Tai Holdings Ltd.	2,013,524	2,553,910
	Yangzijiang Shipbuilding Holdings Ltd.	7,940,900	27,082,150
	Yeo Hiap Seng Ltd.	64,554	31,543
TOTAL SINGAPORE			537,256,399
SPAIN — (3.0%)
	Acciona SA	92,587	26,950,454
	Acerinox SA	933,009	15,312,289

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	ACS Actividades de Construccion y Servicios SA	786,649	$113,383,369
*††	Adveo Group International SA	60,568	0
Ω	Aena SME SA	897,990	24,526,445
	Alantra Partners SA	8,871	111,431
	Almirall SA	223,559	3,309,341
	Amadeus IT Group SA	603,233	34,807,928
#*	Amper SA	3,249,774	708,865
	Atresmedia Corp. de Medios de Comunicacion SA	220,945	1,344,702
#	Audax Renovables SA	107,578	182,668
	Azkoyen SA	55,415	691,733
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,497,154	143,472,753
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	1,836,298	40,618,912
	Banco de Sabadell SA	20,339,535	78,856,337
	Banco Santander SA (SAN SM)	11,550,342	140,940,924
#	Banco Santander SA (SAN US), Sponsored ADR	93,721	1,142,459
	Bankinter SA	3,101,692	51,615,484
	CaixaBank SA	6,073,288	77,302,880
#Ω	Cellnex Telecom SA	329,007	11,075,234
	CIE Automotive SA	228,491	7,789,093
	Construcciones y Auxiliar de Ferrocarriles SA	85,510	6,437,645
#	Corp. ACCIONA Energias Renovables SA	188,742	4,962,184
*	Distribuidora Internacional de Alimentacion SA	44,413	2,051,220
	Ebro Foods SA	190,414	4,063,040
#*	eDreams ODIGEO SA	127,606	521,164
	Elecnor SA	103,773	4,612,282
	Enagas SA	470,909	9,428,367
#*	Ence Energia y Celulosa SA	470,975	1,355,333
	Endesa SA	621,334	27,866,000
	Faes Farma SA	1,086,181	6,194,381
		Shares	Value»
SPAIN — (Continued)
	Ferrovial SE	457,657	$31,427,988
	Fluidra SA	189,987	4,446,008
Ω	Gestamp Automocion SA	452,163	1,713,683
Ω	Global Dominion Access SA	375,377	1,464,029
*	Grenergy Renovables SA	23,221	3,295,414
#	Grifols SA	324,331	3,419,766
	Grupo Empresarial San Jose SA	79,303	777,667
	Iberdrola SA IBE SM	1,797,222	42,134,452
	Iberpapel Gestion SA (IBG SM)	7,420	173,072
#	Indra Sistemas SA	469,803	27,020,428
#	Industria de Diseno Textil SA	873,477	52,278,150
#	Laboratorio Reig Jofre SA	7,436	23,992
	Laboratorios Farmaceuticos Rovi SA	96,819	9,049,938
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	946,821	1,322,643
	Logista Integral SA	315,807	12,337,999
	Mapfre SA	3,959,364	19,382,376
	Melia Hotels International SA	368,417	4,805,202
	Miquel y Costas & Miquel SA	134,649	2,207,019
	Naturgy Energy Group SA	339,976	10,697,208
Ω	Neinor Homes SA	89,940	1,759,660
*	Nueva Expresion Textil SA	197,005	195,639
*	Obrascon Huarte Lain SA	1,015,896	526,870
*	Oryzon Genomics SA	61,050	199,307
	Pharma Mar SA	11,766	1,326,840
	Prim SA	7,030	109,011
*	Promotora de Informaciones SA, Class A	715,854	254,820
#Ω	Prosegur Cash SA	637,255	488,006
	Prosegur Cia de Seguridad SA	68,540	216,607
*	Realia Business SA	620,075	754,488
	Redeia Corp. SA	673,411	11,789,395
	Repsol SA (REP SM)	3,125,645	83,958,438
	Repsol SA (REPYY US), Sponsored ADR	74,825	2,023,280

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Sacyr SA	1,743,196	$9,596,213
*	Solaria Energia y Medio Ambiente SA	265,091	7,559,468
#*Ω	Talgo SA	26,878	87,273
*	Tecnicas Reunidas SA	192,454	7,974,624
#	Telefonica SA (TEF SM)	8,028,707	36,229,681
	Telefonica SA (TEF US), Sponsored ADR	36,828	164,253
#	Tubacex SA	415,682	1,410,669
#Ω	Unicaja Banco SA	4,224,784	13,715,054
	Vidrala SA	80,633	7,273,928
	Viscofan SA	183,866	12,959,050
TOTAL SPAIN			1,270,184,525
SWEDEN — (2.6%)
#	AAK AB	166,713	4,782,156
Ω	AcadeMedia AB	437,434	4,681,012
	AddLife AB, Class B	291,692	4,548,143
#	Addnode Group AB	479,696	2,493,340
	AddTech AB, Class B	358,034	13,149,150
	AFRY AB	517,061	6,311,160
#	Alfa Laval AB	191,992	11,553,934
Ω	Alimak Group AB	154,649	1,831,915
#	Alleima AB	791,614	7,092,478
	Alligo AB, Class B	112,479	1,687,196
Ω	Ambea AB	450,464	6,836,852
*	Annehem Fastigheter AB, Class B	305,153	581,555
	AQ Group AB	156,164	3,728,677
	Arjo AB, Class B	554,663	1,464,109
*	Asmodee Group AB, Class B	202,433	2,720,505
#	Assa Abloy AB, Class B	349,304	13,443,906
#	Atlas Copco AB (ATCOA SS), Class A	2,042,559	39,253,145
#	Atlas Copco AB (ATCOB SS), Class B	1,164,748	19,860,257
#	Atrium Ljungberg AB, Class B	577,670	1,856,981
Ω	Attendo AB	573,122	6,630,732
#	Avanza Bank Holding AB	331,218	11,972,947
#	Avarda Bank AB	102,263	1,853,355
	Axfood AB	223,360	6,814,998
	Beijer Alma AB	148,925	4,685,661
#	Beijer Ref AB, Class B	210,000	2,975,206
		Shares	Value»
SWEDEN — (Continued)
	Bergman & Beving AB	131,120	$4,462,806
	Betsson AB, Class B	689,732	7,026,536
#*	Better Collective AS	73,643	1,136,616
*	BHG Group AB	363,937	912,519
	Bilia AB, Class A	368,992	5,033,855
	Billerud Aktiebolag	757,663	5,208,276
*Ω	BioArctic AB	71,280	2,519,081
	BioGaia AB, Class B	236,551	3,053,331
	Bjorn Borg AB	94,604	689,137
#*	Boliden AB	530,095	27,864,645
*	Bonava AB, Class B	1,329,108	1,253,731
#*Ω	Boozt AB	42,481	548,335
Ω	Bravida Holding AB	404,790	4,194,289
#	Bufab AB	552,281	7,146,093
*	Bulten AB	51,378	257,293
	Bure Equity AB	287,877	8,379,368
	Byggmax Group AB	216,650	1,123,284
#*	Camurus AB	46,160	2,674,180
*	Carasent AB	30,019	77,734
#	Castellum AB	508,419	6,507,731
	Catella AB	42,382	98,531
#	Catena AB	62,150	2,931,754
#	Cellavision AB	54,926	718,396
#	Cibus Real Estate AB publ	110,125	1,755,531
	Clas Ohlson AB, Class B	191,027	8,266,639
	Cloetta AB, Class B	1,079,119	5,547,034
*	Coffee Stain Group AB, Class B	203,948	481,760
Ω	Coor Service Management Holding AB	334,743	1,984,661
#	Corem Property Group AB (COREB SS), Class B	1,181,391	410,126
	Corem Property Group AB (CORED SS), Class D	6,348	163,707
	Dios Fastigheter AB	310,035	2,136,957
*Ω	Dometic Group AB	974,448	3,329,212
#	Duni AB	14,420	132,822
*Ω	Dustin Group AB	2,450,458	443,260
#*	Dynavox Group AB	58,784	522,449
	Eastnine AB	379,021	1,821,718
	Elanders AB, Class B	21,012	110,628
#*	Electrolux AB, Class B	766,870	4,287,447
	Electrolux Professional AB, Class B	836,282	4,206,189
	Elekta AB, Class B	823,778	4,784,360
#*	Embracer Group AB	324,973	2,241,320
*	Enad Global 7 AB	20,334	36,788

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Enea AB	29,504	$256,246
#	Engcon AB	27,535	199,403
	Ependion AB	18,222	251,134
	Epiroc AB (EPIA SS), Class A	489,587	14,134,079
	Epiroc AB (EPIB SS), Class B	292,831	7,296,690
	EQT AB	73,473	2,397,464
	Essity AB (ESSITYA SS), Class A	30,429	804,977
	Essity AB (ESSITYB SS), Class B	755,854	20,064,627
	Ework Group AB	26,087	181,098
#	Fabege AB	273,124	2,294,743
#	Fagerhult Group AB	23,652	57,018
#*	Fastighets AB Balder, Class B	678,942	4,061,544
*	Fastighets AB Trianon	22,091	41,866
*	Fastighetsbolaget Emilshus AB, Class B	15,467	88,921
	FastPartner AB (FPARA SS), Class A	21,000	89,895
#	FastPartner AB (FPARD SS), Class D	8,495	67,200
	Fenix Outdoor International AG	7,741	355,025
	G5 Entertainment AB	4,416	26,359
#	Getinge AB, Class B	622,098	12,523,979
	Granges AB	538,929	10,171,505
*	Gruvaktiebolaget Viscaria	34,273	60,671
#	H & M Hennes & Mauritz AB, Class B	520,939	9,349,656
	Hanza AB	97,222	1,443,230
	Heba Fastighets AB, Class B	110,049	304,357
	Hemnet Group AB	69,454	900,362
#	Hexagon AB, Class B	745,702	8,146,749
*	Hexatronic Group AB	178,576	740,239
	Hexpol AB	587,474	4,796,058
*	HMS Networks AB	100,558	5,860,703
Ω	Hoist Finance AB	274,303	4,236,304
#	Holmen AB (HOLMB SS), Class B	155,781	5,374,435
	Hufvudstaden AB, Class A	156,396	2,082,850
	Humana AB	169,387	894,151
	Husqvarna AB (HUSQA SS), Class A	38,630	183,422
		Shares	Value»
SWEDEN — (Continued)
#	Husqvarna AB (HUSQB SS), Class B	165,549	$797,511
	Indutrade AB	370,294	7,999,765
#	Instalco AB	218,576	913,247
#*	International Petroleum Corp. (IPCO CN)	23,432	662,067
#*	International Petroleum Corp. (IPCO SS)	414,659	11,677,388
#	INVISIO AB	62,194	1,801,429
	Inwido AB	374,960	5,724,819
#	JM AB	422,533	5,311,362
*	John Mattson Fastighetsforetagen AB	34,420	219,801
*	Karnell Group AB	39,789	299,207
*	Karnov Group AB	158,183	1,152,848
#*	K-fast Holding AB	92,720	104,476
	KNOW IT AB	43,797	377,770
	Lagercrantz Group AB, Class B	631,476	16,698,421
#	Lifco AB, Class B	148,544	4,673,971
#	Lime Technologies AB	14,269	343,225
	Lindab International AB	316,505	5,236,597
	Logistea AB, Class B	151,867	230,443
	Loomis AB	367,201	17,100,422
*	Medcap AB	25,572	1,328,700
	Medicover AB, Class B	194,045	4,340,725
	MEKO AB	68,951	507,419
	Micro Systemation AB, Class B	47,356	332,233
*	Modern Times Group MTG AB, Class B	586,637	7,979,316
#	Momentum Group AB	124,592	1,447,270
*	Morrow Bank AB	109,423	152,988
#Ω	Munters Group AB	286,208	6,309,696
	Mycronic AB	385,770	12,172,865
#*	NCAB Group AB	322,608	2,537,025
	NCC AB, Class B	417,298	9,039,624
	Nederman Holding AB	16,719	212,149
*	Nelly Group AB	30,828	121,590
*	Neobo Fastigheter AB	209,614	367,704
*	Net Insight AB, Class B	609,340	221,319
#	New Wave Group AB, Class B	471,376	4,959,420
#	Nibe Industrier AB, Class B	913,712	4,153,598

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Nivika Fastigheter AB, Class B	52,481	$222,847
*	Nobia AB	1,683,460	314,949
	Nolato AB, Class B	821,840	4,423,510
#	Nordnet AB publ	273,288	9,007,831
*	Norion Bank AB	260,933	1,493,226
	Note AB	60,623	1,124,122
#	NP3 Fastigheter AB	67,063	1,893,004
#	Nyfosa AB	465,491	3,383,247
	OEM International AB, Class B	251,127	3,945,927
*	Orexo AB	7,706	15,737
#*	Orron Energy AB	505,351	520,248
*	Ovzon AB	105,144	618,855
	Pandox AB	272,593	5,009,765
#	Peab AB, Class B	849,010	8,248,461
	Platzer Fastigheter Holding AB, Class B	74,350	556,306
	Prevas AB, Class B	13,223	119,641
*	Pricer AB, Class B	129,902	53,473
	Proact IT Group AB	146,168	1,802,140
	Ratos AB, Class B	984,662	3,499,501
#	RaySearch Laboratories AB	131,837	2,720,224
#	Rejlers AB	9,685	152,571
*	Rottneros AB	487,472	121,240
	Rusta AB	119,244	1,307,282
	Rvrc Holding AB	333,191	2,006,983
	Saab AB, Class B	64,958	3,943,159
	Sagax AB (SAGAA SS), Class A	758	14,894
#	Sagax AB (SAGAB SS), Class B	149,591	2,976,995
*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	2,268,391	830,001
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	100,907	90,028
#	Sandvik AB	916,907	38,571,637
	Scandi Standard AB	247,184	4,012,196
Ω	Scandic Hotels Group AB	765,547	7,465,943
*	Sdiptech AB, Class B	73,038	1,789,273
	Sectra AB, Class B	303,136	8,434,856
#	Securitas AB, Class B	846,191	14,201,582
#*Ω	Sinch AB	2,072,803	6,576,405
	SinterCast AB	725	7,457
#*	Sivers Semiconductors AB	560,818	2,340,790
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	1,517,986	$30,044,236
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,509	293,503
	Skanska AB, Class B	581,598	15,707,401
	SKF AB (SKFA SS), Class A	44,341	1,117,098
#	SKF AB (SKFB SS), Class B	557,621	14,040,185
	SkiStar AB	206,381	3,577,978
#*	Smartcraft Group AB	36,787	67,815
	Softronic AB, Class B	84,880	205,299
	Solid Forsakring AB	58,918	610,142
	SSAB AB (SSABA SS), Class A	408,509	3,676,661
	SSAB AB (SSABAH FH), Class A	89,315	800,749
#	SSAB AB (SSABB SS), Class B	936,891	8,530,195
	SSAB AB (SSABBH FH), Class B	505,629	4,534,339
*	Stendorren Fastigheter AB	20,007	406,564
	Stenhus Fastigheter I Norden AB	118,154	145,597
*	Stillfront Group AB	918,449	520,717
	Storskogen Group AB, Class B	2,406,202	2,377,608
	Svedbergs Group AB	20,662	122,881
	Svenska Cellulosa AB SCA (SCAA SS), Class A	36,564	416,208
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	762,362	8,735,605
	Svenska Handelsbanken AB (SHBA SS), Class A	1,037,400	14,741,383
#	Svenska Handelsbanken AB (SHBB SS), Class B	28,441	686,813
#	Sweco AB, Class B	435,011	5,981,726
	Swedbank AB, Class A	692,195	24,468,554
*	Swedish Logistic Property AB, Class B	111,893	460,603

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Swedish Orphan Biovitrum AB	172,977	$8,114,885
	Synsam AB	320,426	1,974,444
	Systemair AB	264,224	2,039,187
	Tele2 AB, Class B	1,097,324	22,499,891
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	53,522	629,951
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,222,272	50,367,471
	Telia Co. AB	5,401,056	28,239,411
#Ω	Thule Group AB	175,872	4,393,029
	Trelleborg AB, Class B	288,337	11,838,836
#	Troax Group AB	98,981	1,142,820
	Truecaller AB, Class B	378,610	498,448
#	VBG Group AB, Class B	48,932	1,788,822
*	Vestum AB	11,637	13,613
#*	Vimian Group AB	14,818	48,638
	Vitec Software Group AB, Class B	47,112	1,306,129
#	Vitrolife AB	136,217	1,551,704
	Volati AB	33,040	298,387
	Volvo AB (VOLVA SS), Class A	313,529	10,933,252
#	Volvo AB (VOLVB SS), Class B	2,244,131	78,223,079
#*	Volvo Car AB, Class B	483,464	1,156,749
#	Wallenstam AB, Class B	551,705	2,346,180
#	Wihlborgs Fastigheter AB	637,411	5,635,266
*	XANO Industri AB, Class B	8,933	57,417
TOTAL SWEDEN			1,097,718,644
SWITZERLAND — (7.1%)
	ABB Ltd.	970,080	98,113,565
	Accelleron Industries AG (ACLN SW)	370,181	39,661,092
#	Adecco Group AG	430,254	9,915,195
#	Alcon AG	742,255	55,483,341
	Allreal Holding AG	86,380	23,589,570
	ALSO Holding AG	30,812	6,354,208
*	Amrize Ltd.	1,387,651	75,887,523
*	ams-OSRAM AG	172,574	2,771,818
	APG SGA SA	3,189	737,321
		Shares	Value»
SWITZERLAND — (Continued)
*	Arbonia AG	143,984	$760,818
*	Aryzta AG	50,495	4,040,908
	Ascom Holding AG	92,663	624,714
	Autoneum Holding AG	14,565	2,127,229
	Avolta AG	429,066	23,711,708
	Banque Cantonale de Geneve	51,876	2,373,917
#	Banque Cantonale Vaudoise	156,817	24,710,374
#	Barry Callebaut AG	9,994	14,979,596
*	Basilea Pharmaceutica Ag Allschwil	38,284	2,664,752
#	Belimo Holding AG	18,488	16,930,552
	Bell Food Group AG	8,821	2,103,864
	Bellevue Group AG	22,171	214,650
	Berner Kantonalbank AG	14,038	7,309,288
	BKW AG	51,778	10,350,112
	Bossard Holding AG, Class A	34,927	7,138,810
	Bucher Industries AG	39,992	15,880,679
	Burckhardt Compression Holding AG	12,237	8,194,268
	Burkhalter Holding AG	24,265	5,760,871
#	Bystronic AG	4,428	1,104,223
*	Carlo Gavazzi Holding AG	1,409	271,331
	Cembra Money Bank AG	155,819	19,046,921
#	Cham Swiss Properties AG	7,519	256,055
	Chocoladefabriken Lindt & Spruengli AG LISN SW	100	12,924,446
	Chocoladefabriken Lindt & Spruengli AG LISP SW	240	2,943,890
*	Cicor Technologies Ltd.	12,985	2,289,370
	Cie Financiere Richemont SA, Class A	366,231	70,286,053
	Cie Financiere Tradition SA, Class BR	6,037	2,271,898
	Clariant AG	314,050	3,234,533
#	Coltene Holding AG	9,472	565,602
	Cosmo NV	16,383	1,723,186
	CPH Group AG	211	15,574

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Daetwyler Holding AG, Class BR	22,276	$4,474,141
	DKSH Holding AG	115,543	8,820,432
	dormakaba Holding AG	119,010	7,924,341
	DSM-Firmenich AG	158,513	11,839,142
	EFG International AG	606,237	13,043,651
	Emmi AG	9,210	9,638,412
#	EMS-Chemie Holding AG	7,392	6,301,117
#*	Feintool International Holding AG	23,645	281,971
	Flughafen Zurich AG	115,368	32,759,469
#	Forbo Holding AG	2,966	2,794,270
	Fundamenta Real Estate AG	4,966	114,438
	Galderma Group AG	97,357	20,424,851
#Ω	Galenica AG	253,518	27,009,665
	Geberit AG	73,596	49,733,279
#	Georg Fischer AG	374,190	20,468,590
	Givaudan SA	5,753	20,515,533
#*	Gurit Holding AG, Class BR	10,962	518,787
	Helvetia Baloise Holding AG	407,647	111,770,295
	Hiag Immobilien Holding AG	6,753	1,178,984
	Holcim AG (HOLN SW)	798,920	74,240,715
	Huber & Suhner AG	84,965	24,676,303
	Implenia AG	57,559	4,542,633
	Inficon Holding AG	79,750	14,761,752
	Interroll Holding AG	2,151	4,505,539
	Intershop Holding AG	18,712	4,061,761
	Investis Holding SA	6,553	1,333,541
	Julius Baer Group Ltd.	582,412	47,872,460
	Jungfraubahn Holding AG	13,410	4,688,788
	Kardex Holding AG	23,329	8,335,159
#*	Komax Holding AG	6,180	428,332
#*	Kudelski SA, Class BR	169,805	272,048
#	Kuehne & Nagel International AG	97,473	22,893,174
	Landis & Gyr Group AG	110,335	7,411,503
#*	LEM Holding SA	2,269	886,033
#	Liechtensteinische Landesbank AG	46,137	5,673,671
#	Logitech International SA (LOGI US)	175,137	17,387,601
	Logitech International SA (LOGN SW)	123,141	12,155,553
		Shares	Value»
SWITZERLAND — (Continued)
	Lonza Group AG	74,254	$45,652,913
	Luzerner Kantonalbank AG	59,070	7,789,323
Ω	Medacta Group SA	24,081	4,369,386
Ω	Medmix AG	41,065	438,015
#	Meier Tobler Group AG	19,650	850,748
#	Metall Zug AG, Class B	669	621,531
	Mikron Holding AG	51,620	1,077,668
	Mobilezone Holding AG	167,487	3,117,941
	Mobimo Holding AG	43,511	20,774,453
*Ω	Montana Aerospace AG	43,016	1,131,012
	Naturenergie Holding AG	17,550	752,739
	Nestle SA	1,871,266	189,446,302
	Novartis AG (NOVN SW)	119,002	17,587,266
#	Novartis AG (NVS US), Sponsored ADR	2,142,583	316,780,897
	Novavest Real Estate AG	1,797	100,249
#	OC Oerlikon Corp. AG Pfaeffikon	350,611	1,533,725
	Orell Fuessli AG	391	82,653
#*	Orior AG	5,403	89,974
#	Partners Group Holding AG	32,941	35,813,538
	Phoenix Mecano AG	1,761	955,410
	Plazza AG, Class A	2,787	1,591,397
*Ω	PolyPeptide Group AG	15,119	740,094
	PSP Swiss Property AG	143,815	28,744,438
#*	Rieter Holding AG	222,872	929,237
	Roche Holding AG	607,318	247,481,988
	Roche Holding AG (RO SW), Class BR	29,069	12,158,446
	Romande Energie Holding SA	14,452	957,254
	Sandoz Group AG (SDZ SW)	849,331	68,127,731
	Sandoz Group AG (SDZNY US), ADR	324,425	26,022,145
#*	Santhera Pharmaceuticals Holding AG	6,025	131,253
#	Schindler Holding AG SCHN SW	29,498	9,877,138

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Schindler Holding AG SCHP SW	7,218	$2,523,547
	Schweiter Technologies AG	2,028	718,839
*Ω	Sensirion Holding AG	9,672	837,445
	SFS Group AG	88,242	13,444,072
#	SGS SA	372,683	40,380,215
	Siegfried Holding AG	219,180	22,105,985
*	SIG Group AG	583,789	9,459,894
	Sika AG	100,274	18,497,166
#*	Softwareone Holding AG SWON NO	86,308	759,626
#	Softwareone Holding AG SWON SW	150,316	1,330,172
	Sonova Holding AG	46,755	10,249,074
	St. Galler Kantonalbank AG	12,121	9,973,235
#	Stadler Rail AG	91,636	2,677,060
#	StarragTornos Group AG	2,190	92,253
#	Straumann Holding AG	93,615	10,159,922
	Sulzer AG	108,989	20,745,879
#	Sunrise Communications AG, Class A	160,405	9,568,987
#	Swatch Group AG (UHR SW), Class BR	87,848	20,392,023
#	Swatch Group AG (UHRN SW)	126,799	5,893,047
#	Swiss Life Holding AG	51,237	60,157,485
	Swiss Prime Site AG	374,950	64,977,218
	Swiss Re AG	526,787	84,859,410
	Swisscom AG	78,343	66,264,677
	Swissquote Group Holding SA	55,101	27,885,998
#	Temenos AG	178,578	16,936,960
	Thurgauer Kantonalbank	1,440	350,679
	TX Group AG	12,547	1,992,961
*	UBS Group AG (UBS US)	757,484	33,253,570
	UBS Group AG (UBSG SW)	1,737,119	76,870,644
	Valiant Holding AG	87,231	20,265,054
	Varia U.S. Properties AG	3,801	72,074
Ω	VAT Group AG	39,226	29,468,547
	Vaudoise Assurances Holding SA	4,504	4,712,379
#	Vetropack Holding AG	32,726	849,014
	Vontobel Holding AG	158,833	13,473,299
		Shares	Value»
SWITZERLAND — (Continued)
	VP Bank AG, Class A	11,897	$1,311,883
	VZ Holding AG	43,161	8,420,488
#	V-ZUG Holding AG	5,057	257,636
	Walliser Kantonalbank	3,240	638,597
	Warteck Invest AG	347	910,132
#	Ypsomed Holding AG	12,174	4,253,215
	Zehnder Group AG	47,747	4,032,917
	Zug Estates Holding AG, Class B	466	1,419,023
	Zuger Kantonalbank, Class BR	235	3,490,403
	Zurich Insurance Group AG	137,791	96,070,643
TOTAL SWITZERLAND			3,053,791,970
UNITED KINGDOM — (11.0%)
	3i Group PLC	1,059,069	36,832,013
	4imprint Group PLC	76,644	3,799,669
	Aberdeen Group PLC	4,555,406	12,873,961
*	Accesso Technology Group PLC	6,588	23,630
	Admiral Group PLC	545,534	25,065,352
	Advanced Medical Solutions Group PLC	202,382	673,951
	AEP Plantations PLC	60,294	1,564,415
*	Afentra PLC	286,235	299,334
	AG Barr PLC	311,900	2,731,650
Ω	Airtel Africa PLC	3,878,871	18,733,486
	AJ Bell PLC	1,105,193	7,755,482
Ω	Alfa Financial Software Holdings PLC	402,945	813,039
	Anglo American PLC	1,086,392	53,760,025
	Antofagasta PLC	458,266	22,224,845
*	AO World PLC	472,829	564,756
#	Ashmore Group PLC	1,237,428	3,501,285
#	Ashtead Technology Holdings PLC	53,123	343,767
#*	ASOS PLC	52,188	159,343
	Associated British Foods PLC	459,167	11,433,944
	AstraZeneca PLC	607,845	113,891,918
	AstraZeneca PLC (AZN LN)	241,813	45,877,297
	Atalaya Mining Copper SA	363,504	3,674,778
Ω	Autotrader Group PLC	1,604,440	10,792,945
	Aviva PLC	3,981,540	33,768,461
#	B&M European Value Retail PLC	3,572,082	8,162,244

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Babcock International Group PLC	2,465,972	$37,150,510
	BAE Systems PLC	1,482,191	41,224,988
	Balfour Beatty PLC	2,021,799	22,465,849
	Barclays PLC (BARC LN)	8,137,027	47,828,719
	Barclays PLC (BCS US), Sponsored ADR	896,402	20,984,771
	Barratt Redrow PLC	5,380,075	18,323,190
	Beazley PLC	2,551,786	44,322,947
	Bellway PLC	524,536	13,602,189
	Berkeley Group Holdings PLC	318,846	13,882,373
	Bloomsbury Publishing PLC	248,567	2,064,362
	Bodycote PLC	719,435	6,681,172
#*	boohoo Group PLC	1,788,396	412,790
	BP PLC (BP LN)	10,974,429	86,871,723
	BP PLC (BP US), Sponsored ADR	1,764,933	83,622,526
	Braemar PLC	63,278	185,260
	BRCK Group PLC	235,326	157,734
	Breedon Group PLC	1,059,548	4,422,820
	British American Tobacco PLC (BATS LN)	859,141	50,598,938
	British American Tobacco PLC (BTI US), Sponsored ADR	47,984	2,821,459
	Brooks Macdonald Group PLC	5,495	103,515
	BT Group PLC	21,381,197	62,857,180
	BTG Consulting PLC	55,851	90,835
	Bunzl PLC	428,060	14,111,437
*	Burberry Group PLC	755,664	11,990,999
#	Burford Capital Ltd.	446,738	2,134,086
#	Bytes Technology Group PLC (BYIT LN)	623,534	2,579,280
#	C&C Group PLC	1,185,429	1,903,383
*	Canal & SA	2,067,843	6,454,149
*	Capita PLC	162,760	638,793
	Capital Ltd.	221,561	344,996
*	Capricorn Energy PLC	376,757	1,592,155
*	Carclo PLC	64,255	32,754
	Card Factory PLC	2,137,024	1,963,149
	Castings PLC	62,771	227,486
	Central Asia Metals PLC	1,153,237	2,289,513
	Centrica PLC	17,265,387	50,427,737
	Chemring Group PLC	807,172	5,722,844
		Shares	Value»
UNITED KINGDOM — (Continued)
	Chesnara PLC	835,439	$3,475,009
	Clarkson PLC	86,267	5,672,128
*	Close Brothers Group PLC	767,162	4,621,366
Ω	CMC Markets PLC	479,654	2,411,052
	Coats Group PLC	4,744,436	5,381,565
	Coca-Cola HBC AG, Class DI	235,914	13,760,605
	Compass Group PLC	1,457,739	41,191,335
	Computacenter PLC	316,441	16,021,523
	Conduit Holdings Ltd.	155,911	936,453
Ω	Convatec Group PLC	2,939,121	8,428,881
	Costain Group PLC	308,113	778,390
	Cranswick PLC	172,790	12,649,038
#	Crest Nicholson Holdings PLC	1,499,108	1,345,949
	Croda International PLC	139,833	5,423,605
	Currys PLC	8,430,378	14,352,460
	CVS Group PLC	166,990	2,645,961
	DCC PLC	247,874	18,683,012
*	DFS Furniture PLC	631,927	1,071,892
#	Diageo PLC (DEO US), Sponsored ADR	308,078	24,846,491
	Diageo PLC (DGE LN)	319,548	6,461,061
	Diploma PLC	150,850	14,276,346
	DiscoverIE Group PLC	252,333	2,241,615
	Domino's Pizza Group PLC	288,563	761,930
	dotdigital group PLC	203,979	129,476
#	Dr. Martens PLC	1,676,282	1,415,283
	Drax Group PLC	1,827,637	21,989,844
	Dunelm Group PLC	444,301	4,542,982
††	Dyson Group PLC	3,999	119
	easyJet PLC	866,636	4,148,014
	Ecora Royalties PLC	1,342,836	2,531,679
	Elementis PLC	1,888,267	3,800,625
#	Endeavour Mining PLC	902,611	52,215,574
	Energean PLC	563,861	6,837,059
	EnQuest PLC	9,446,991	2,697,697
	Essentra PLC	1,203,037	1,339,489
	Eurocell PLC	29,160	41,412
	Everplay Group PLC	13,443	47,944
	Experian PLC	1,064,577	38,951,832
	FDM Group Holdings PLC	100,910	143,339
	Fevara PLC	28,408	51,797
	Fintel PLC	4,561	11,349
	Firstgroup PLC	3,244,081	7,187,550
	Foresight Group Holdings Ltd.	228,611	1,242,769

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Forterra PLC	240,341	$515,527
	Foxtons Group PLC	812,247	475,246
*	Frasers Group PLC	480,990	4,284,741
	Fresnillo PLC	676,778	29,884,324
*	Frontier Developments PLC	49,125	207,505
	Fuller Smith & Turner PLC, Class A	99,792	877,271
*Ω	Funding Circle Holdings PLC	178,157	351,596
	Future PLC	71,066	324,750
	Galliford Try Holdings PLC	477,687	3,401,582
	Games Workshop Group PLC	121,379	32,192,935
*	Gaming Realms PLC	646,868	298,514
	Gamma Communications PLC	195,565	2,400,313
	GB Group PLC	713,806	2,069,469
*	Genel Energy PLC	566,317	418,695
	Genuit Group PLC	908,869	3,203,228
*	Georgia Capital PLC	196,756	10,482,392
	Glencore PLC	7,357,053	57,177,765
	Gooch & Housego PLC	37,122	465,291
	Goodwin PLC	2,499	388,878
	Grafton Group PLC, CDI	761,307	9,111,636
	Grainger PLC	2,209,178	4,824,945
	Greencore Group PLC	792,402	162,101
	Greencore Group PLC GNC LN	2,436,187	8,357,704
#	Greggs PLC	503,661	10,420,210
*	Griffin Mining Ltd.	52,130	219,011
	GSK PLC (GSK LN)	2,312,925	60,639,038
#	GSK PLC (GSK US), Sponsored ADR	592,289	30,982,659
	Gulf Keystone Petroleum Ltd.	1,348,240	3,642,218
*	Gulf Marine Services PLC	321,392	83,686
*Ω	Gym Group PLC	449,824	1,085,695
	Haleon PLC (HLN LN)	8,243,001	38,065,097
	Halfords Group PLC	1,497,621	2,968,004
	Halma PLC	236,537	14,234,240
	Hargreaves Services PLC	40,490	436,552
	Harworth Group PLC	281,614	512,582
	Hays PLC	2,219,110	1,005,064
*	Headlam Group PLC	182,403	96,039
	Helical PLC	1,114,206	2,898,277
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Helios Towers PLC	2,426,140	$6,609,150
	Henry Boot PLC	471,397	1,045,155
	Hikma Pharmaceuticals PLC	321,852	6,119,364
	Hill & Smith PLC	308,366	10,843,466
	Hilton Food Group PLC	128,696	944,282
	Hiscox Ltd.	1,226,594	25,810,296
	Hochschild Mining PLC	1,594,628	13,614,243
	Hollywood Bowl Group PLC	518,336	1,793,266
Ω	Hostelworld Group PLC	133,747	193,273
	Howden Joinery Group PLC	2,111,292	22,274,748
	HSBC Holdings PLC (HSBA LN)	1,656,655	30,482,146
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,131,133	195,765,877
	Hunting PLC	597,178	4,131,120
#Ω	Ibstock PLC	2,671,979	3,721,887
	ICG PLC	503,042	12,402,345
#*	IDOX PLC	178,554	173,664
	IG Group Holdings PLC	1,429,024	29,202,238
	IMI PLC	1,060,808	40,404,112
	Impax Asset Management Group PLC	365,434	488,612
	Imperial Brands PLC	1,665,881	63,291,205
	Inchcape PLC	1,762,353	19,883,277
	Informa PLC	2,320,588	25,090,438
	IntegraFin Holdings PLC	446,684	1,975,478
	InterContinental Hotels Group PLC	102,390	14,639,764
#	InterContinental Hotels Group PLC (IHG US), ADR	70,112	10,087,729
	International Consolidated Airlines Group SA, Class DI	937,841	4,744,703
	International Personal Finance PLC	1,369,001	4,619,804
	International Workplace Group PLC	1,562,763	3,934,101
	Intertek Group PLC	331,576	21,359,497
	Investec PLC	2,270,124	19,515,568
*	IP Group PLC	2,673,056	2,205,211

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	IQE PLC	470,999	$273,155
	Ithaca Energy PLC	850,248	3,110,724
	ITV PLC	9,559,570	10,402,136
#	J D Wetherspoon PLC	346,775	2,777,031
	J Sainsbury PLC	6,993,227	31,248,878
*	James Fisher & Sons PLC	137,879	854,588
#	James Halstead PLC	120,351	223,023
	JD Sports Fashion PLC	7,077,451	6,497,138
	JET2 PLC	172,775	2,564,790
	Johnson Matthey PLC	414,287	11,701,207
	Johnson Service Group PLC	1,422,659	2,485,596
	Jupiter Fund Management PLC	937,398	1,935,879
	Kainos Group PLC	60,210	681,251
	Keller Group PLC	550,033	16,719,421
	Kier Group PLC	1,579,467	4,395,553
	Kingfisher PLC	6,227,196	24,487,228
	Knights Group Holdings PLC	59,372	133,869
	Lancashire Holdings Ltd.	1,072,210	8,374,220
	Legal & General Group PLC	7,305,481	25,070,412
	Lion Finance Group PLC	237,307	35,564,090
	Liontrust Asset Management PLC	168,067	604,551
	Lloyds Banking Group PLC (LLOY LN)	65,713,474	89,324,449
	London Investment Group PLC	17,849	100,311
	London Stock Exchange Group PLC	100,202	13,001,925
	LSL Property Services PLC	233,944	705,888
Ω	Luceco PLC	190,064	561,300
	M&C Saatchi PLC	41,806	74,770
	M&G PLC	6,657,367	27,361,454
	Macfarlane Group PLC	199,452	170,674
	Man Group PLC	4,665,938	16,122,457
	Marks & Spencer Group PLC	8,767,066	39,442,665
	Marshalls PLC	1,194,512	2,118,968
*	Marston's PLC	1,758,679	1,235,559
	McBride PLC	700,942	1,487,363
	Me Group International PLC	1,159,770	2,310,336
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mears Group PLC	770,592	$4,153,884
	Melrose Industries PLC	1,750,418	11,486,713
*	Metro Bank Holdings PLC	190,076	388,391
*	Mitchells & Butlers PLC	1,846,163	6,275,601
	Mitie Group PLC	5,748,755	13,631,559
#	MJ Gleeson PLC	365,939	1,144,628
	Mondi PLC	1,187,254	12,266,011
	MONY Group PLC	1,948,870	4,734,528
	Moonpig Group PLC	720,587	2,090,277
	Morgan Advanced Materials PLC	423,161	1,258,305
	Morgan Sindall Group PLC	204,478	13,075,316
	Mortgage Advice Bureau Holdings Ltd.	52,223	376,479
	MP Evans Group PLC	40,312	984,141
*	Naked Wines PLC	123,440	121,433
	National Grid PLC (NG LN)	938,186	16,794,069
#	National Grid PLC (NGG US), Sponsored ADR	277,183	24,818,966
	NatWest Group PLC (NWG LN)	8,042,886	64,149,023
	NatWest Group PLC (NWG US), Sponsored ADR	386,878	6,155,229
	NCC Group PLC	908,428	1,476,674
	Next 15 Group PLC	138,603	450,419
	Next PLC	204,305	36,057,481
	Ninety One PLC	1,714,748	5,032,066
	Norcros PLC	162,118	620,389
#*	Ocado Group PLC	1,412,026	3,817,973
Ω	On the Beach Group PLC	454,123	1,011,170
	OSB Group PLC	1,837,819	13,211,626
	Oxford Metrics PLC	15,859	10,318
*	Oxford Nanopore Technologies PLC	96,898	148,011
	Pagegroup PLC	878,839	1,602,295
	Pan African Resources PLC	7,314,239	13,967,310
	Paragon Banking Group PLC	1,246,947	12,699,746
#	PayPoint PLC	168,833	1,460,752
#	Pearson PLC (PSO US), Sponsored ADR	349,430	5,129,632

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pearson PLC (PSON LN)	583,319	$8,608,017
	Pennon Group PLC	854,030	6,388,350
	Persimmon PLC	951,941	13,726,485
	Pets at Home Group PLC	2,928,051	7,196,240
	Pharos Energy PLC	767,788	291,052
*	Phoenix Spree Deutschland Ltd.	78,511	187,628
#*	Pinewood Technologies Group PLC	211,374	717,415
	Playtech PLC	800,613	3,965,447
	Plus500 Ltd.	382,422	23,229,696
	Polar Capital Holdings PLC	250,269	2,332,562
	Pollen Street Group Ltd.	21,211	245,302
	Porvair PLC	15,804	155,382
	PPHE Hotel Group Ltd.	33,432	686,215
	Premier Foods PLC	4,477,015	12,000,183
	Prudential PLC (PRU LN)	3,048,754	45,943,315
#	Prudential PLC (PUK US), ADR	554,624	16,766,284
*	PureTech Health PLC (PRTC LN)	328,271	568,588
	PZ Cussons PLC	139,811	144,927
	QinetiQ Group PLC	1,772,137	10,739,145
Ω	Quilter PLC	3,994,442	9,974,509
	Rank Group PLC	643,933	836,382
	Rathbones Group PLC	152,223	4,068,149
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,215,440	1,754,242
	Reckitt Benckiser Group PLC	807,914	51,406,407
	Record PLC	265,967	202,174
	RELX PLC (REL LN)	596,581	21,755,119
#	RELX PLC (RELX US), Sponsored ADR	366,786	13,420,697
#	RELX PLC (REN NA)	437,454	16,016,943
	Renew Holdings PLC	140,883	1,747,135
	Rentokil Initial PLC RTO LN	1,766,971	11,912,487
#	Rentokil Initial PLC RTO US, Sponsored ADR	49,587	1,679,512
	RHI Magnesita NV	18,783	677,636
	Rightmove PLC	2,557,301	15,089,314
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rio Tinto PLC (RIO LN)	584,468	$58,877,259
#	Rio Tinto PLC (RIO US), Sponsored ADR	640,133	64,320,564
*	Robert Walters PLC	172,648	222,732
	Rolls-Royce Holdings PLC	6,048,245	97,325,677
	Rotork PLC	2,452,946	10,310,905
	RS Group PLC	1,189,287	9,769,303
	RWS Holdings PLC	638,553	773,230
	S&U PLC	7,895	204,430
Ω	Sabre Insurance Group PLC	420,071	867,576
*	Saga PLC	671,225	5,367,338
	Sage Group PLC	801,798	9,562,754
*	Savannah Energy PLC	547,478	55,324
	Savills PLC	614,348	6,929,329
	Schroders PLC	892,177	7,024,983
	Secure Trust Bank PLC	36,256	618,784
	Senior PLC	822,257	3,203,478
	Serco Group PLC	4,676,711	17,951,412
	Serica Energy PLC	1,372,908	5,360,635
*	Severfield PLC	1,613,644	554,826
	Severn Trent PLC	465,562	20,695,987
	Shell PLC (SHEL LN)	1,472,115	66,932,314
#	Shell PLC (SHEL US), ADR	3,754,501	340,420,606
#*	SIG PLC	3,665,019	402,664
*	SigmaRoc PLC	528,497	886,473
	Smith & Nephew PLC (SN LN)	986,625	15,266,849
#	Smith & Nephew PLC (SNN US), Sponsored ADR	125,639	3,886,014
	Smiths Group PLC	411,883	14,220,521
	Smiths News PLC	665,077	613,142
	Softcat PLC	570,660	10,714,806
	Speedy Hire PLC	2,750,578	742,035
	Spirax Group PLC	62,656	6,115,017
Ω	Spire Healthcare Group PLC	1,646,758	3,646,244
	SSE PLC	1,223,377	43,802,230
	SSP Group PLC	2,703,171	5,849,303
	St. James's Place PLC	1,702,246	28,107,330
	Standard Chartered PLC	3,584,275	91,272,932
	Standard Life PLC	959,532	9,871,751
	SThree PLC	458,372	1,051,157
#*	Strix Group PLC	72,130	39,996
*	STV Group PLC	69,518	94,268

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sunbelt Rentals Holdings, Inc.	726,910	$54,637,449
#*	Synthomer PLC	268,671	253,592
	Tate & Lyle PLC	67,020	334,497
	Tatton Asset Management PLC	4,130	34,825
	Taylor Wimpey PLC	12,820,239	13,561,204
	TBC Bank Group PLC	130,061	8,611,750
*	Team Internet Group PLC	344,329	152,742
	Telecom Plus PLC	302,728	4,838,286
	Tesco PLC	13,419,289	87,910,368
#*	THG PLC	731,420	310,139
	Topps Tiles PLC	614,153	306,339
	TP ICAP Group PLC	5,587,570	24,014,008
*Ω	Trainline PLC	254,222	814,898
	Travis Perkins PLC	946,535	6,720,185
	Treatt PLC	19,168	78,437
	Trifast PLC	721,492	615,189
*Ω	Trustpilot Group PLC	84,454	296,899
*	TT Electronics PLC	830,665	1,348,363
#	Unilever PLC UL US, Sponsored ADR	602,427	35,531,144
	Unilever PLC ULVRL IX	225,138	13,128,950
	Unilever PLC UNA NA	708,162	41,470,676
	United Utilities Group PLC	1,249,337	24,777,088
*	Vanquis Banking Group PLC	940,160	1,416,037
	Vertu Motors PLC	939,557	822,446
	Vesuvius PLC	1,072,606	6,461,720
	Victorian Plumbing Group PLC	23,100	25,980
	Victrex PLC	109,126	895,070
#*	Vistry Group PLC	2,191,414	9,780,595
	Vodafone Group PLC (VOD LN)	19,543,515	31,096,567
	Volex PLC	321,436	2,623,454
	Volution Group PLC	424,955	3,563,648
	Vp PLC	15,603	103,602
	WAG Payment Solutions PLC	74,369	116,543
*Ω	Watches of Switzerland Group PLC	798,704	5,590,060
*	Watkin Jones PLC	495,447	152,227
	Weir Group PLC	346,643	12,564,186
	WH Smith PLC	439,839	3,089,786
	Whitbread PLC	540,853	16,440,813
	Wickes Group PLC	1,283,417	3,488,196
	Wilmington PLC	150,130	477,300
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Wise PLC, Class A	167,012	$2,388,493
	WPP PLC (WPP LN)	430,273	1,557,833
#	WPP PLC (WPP US), Sponsored ADR	127,612	2,308,501
*	Xaar PLC	268,638	509,392
*	XP Power Ltd.	776	18,506
	XPS Pensions Group PLC	264,272	1,089,364
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	114,199	1,194,918
	Young & Co.'s Brewery PLC (YNGN LN)	23,422	203,979
	Zegona Communications PLC	9,272	221,349
	Zigup PLC	1,026,420	5,616,592
	Zotefoams PLC	63,872	340,819
TOTAL UNITED KINGDOM			4,742,697,895
UNITED STATES — (0.2%)
	Carnival PLC (CCL LN)	17,788	471,870
*	Coeur Mining, Inc. CDE CN	2,344,338	42,111,273
#*	Dauch Corp.	102,128	583,676
#	Diversified Energy Co. DEC LN	36,210	595,950
*	Gran Tierra Energy, Inc. (GTE CN)	24,604	228,405
	International Paper Co.	675,572	21,113,991
#*	James Hardie Industries PLC	38,440	806,855
*	James Hardie Industries PLC (JHX AU), CDI	405,300	8,647,081
*	Keel Infrastructure Corp. KEEL US	628,891	1,905,540
	Ovintiv, Inc.	194,417	11,961,192
	Sunococorp LLC	149,555	9,972,327
TOTAL UNITED STATES			98,398,160
TOTAL COMMON STOCKS			40,727,887,855

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.3%)
CANADA — (0.0%)
#	Questerre Energy Corp.Series 2	145,025	$1,068
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 5.549%	89,054	8,126,202
#	Dr. Ing hc F Porsche AG, 5.619%	249,522	12,117,025
	Draegerwerk AG & Co. KGaA, 2.263%	41,380	4,372,917
	Einhell Germany AG, 1.976%	13,264	1,190,287
	FUCHS SE, 2.913%	253,396	11,936,552
	Henkel AG & Co. KGaA, 3.334%	227,937	16,586,515
	Jungheinrich AG, 3.118%	250,846	7,557,686
	Porsche Automobil Holding SE, 6.171%	340,216	12,379,146
	Sartorius AG, 0.342%	17,957	4,587,587
	Sixt SE, 4.610%	89,513	6,152,735
	STO SE & Co. KGaA, 3.245%	6,399	772,246
	Villeroy & Boch AG, 5.187%	53,525	1,101,176
	Volkswagen AG, 7.359%	543,634	55,128,957
TOTAL GERMANY			142,009,031
TOTAL PREFERRED STOCKS			142,010,099
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	10,752	1,355
		Shares	Value»

AUSTRALIA — (Continued)
*	Silver Mines Ltd. Warrants 06/17/26	28,100	$817
TOTAL AUSTRALIA			2,172
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	0
ISRAEL — (0.0%)
#*	Baran Group Ltd. Rights 05/08/2026	114	53
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	66,474	0
TOTAL RIGHTS/WARRANTS			2,225
TOTAL INVESTMENT SECURITIES (Cost $21,469,326,776)			40,869,900,179
			Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§	The DFA Short Term Investment Fund	178,160,245	2,060,423,238
TOTAL INVESTMENTS — (100.0%)
(Cost $23,529,852,008)			$42,930,323,417
As of April 30, 2026, International Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,561	06/18/26	$528,034,211	$565,374,688	$37,340,477
Total Futures Contracts			$528,034,211	$565,374,688	$37,340,477

International Core Equity 2 Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $675,439,053 or 1.6% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$86,898,339	$2,314,155,264	$547,666	$2,401,601,269
Austria	—	292,962,076	—	292,962,076
Belgium	5,923,927	476,360,727	—	482,284,654
Canada	5,006,738,643	16,460,042	26,955	5,023,225,640
China	56,445,142	—	—	56,445,142
Denmark	39,214,696	772,182,575	—	811,397,271
Finland	23,348,679	660,330,207	—	683,678,886
France	54,302,672	2,959,054,129	—	3,013,356,801
Germany	35,124,346	2,849,575,058	—	2,884,699,404
Hong Kong	—	629,432,716	97,354	629,530,070
Ireland	—	250,379,508	—	250,379,508
Israel	28,745,639	603,717,550	—	632,463,189
Italy	13,965,015	1,459,021,919	—	1,472,986,934
Japan	103,586,018	9,094,671,602	—	9,198,257,620
Netherlands	338,424,899	1,132,511,440	—	1,470,936,339
New Zealand	287,955	91,863,179	—	92,151,134
Norway	3,126,986	367,316,665	—	370,443,651
Portugal	370,175	160,670,499	—	161,040,674
Singapore	8,218	537,248,181	—	537,256,399
Spain	43,948,904	1,226,235,621	—	1,270,184,525
Sweden	729,882	1,096,988,762	—	1,097,718,644
Switzerland	433,291,898	2,620,500,072	—	3,053,791,970
United Kingdom	1,044,450,386	3,698,247,390	119	4,742,697,895
United States	67,569,268	30,828,892	—	98,398,160
Preferred Stocks
Canada	—	1,068	—	1,068
Germany	—	142,009,031	—	142,009,031
Rights/Warrants
Australia	—	2,172	—	2,172
Canada	—	—	—	—
Israel	—	53	—	53
Italy	—	—	—	—
Securities Lending Collateral	—	2,060,423,238	—	2,060,423,238
Total Investments in Securities	$7,386,501,687	$35,543,149,636	$672,094˂˃	$42,930,323,417
Financial Instruments
Assets
Futures Contracts**	37,340,477	—	—	37,340,477
Total Financial Instruments	$37,340,477	—	—	$37,340,477
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (23.0%)
	Abacus Group	3,136,633	$2,310,233
#	Abacus Storage King	3,978,005	4,087,712
	Arena REIT	3,033,154	7,268,913
#	Aspen Group Ltd.	1,401,045	4,878,980
	BWP Property Group Ltd.	3,854,677	10,911,678
	Carindale Property Trust	259,419	1,000,740
	Centuria Capital Group	4,653,486	5,725,508
#	Centuria Industrial REIT	3,630,337	7,872,671
#	Centuria Office REIT	2,660,909	1,787,391
	Charter Hall Group	3,271,466	48,175,872
	Charter Hall Long Wale REIT	4,417,063	11,217,477
	Charter Hall Retail REIT	3,590,763	10,188,405
	Charter Hall Social Infrastructure REIT	2,256,179	4,236,932
	Cromwell Property Group	11,879,699	3,434,613
	Dexus	7,100,538	32,031,604
#	Dexus Convenience Retail REIT	682,903	1,373,491
	Dexus Industria REIT	1,959,072	3,501,952
*††	Elanor Investor Group	67,755	7,512
	Garda Property Group	323,917	245,732
	GDI Property Group Partnership	5,451,987	2,372,653
	Goodman Group	13,499,073	292,467,426
	GPT Group	12,737,842	43,930,843
	Growthpoint Properties Australia Ltd.	1,835,020	2,904,247
#*	HealthCo REIT	1,730,868	828,160
#	HMC Capital Ltd.	421,334	763,731
	HomeCo Daily Needs REIT	11,820,490	10,872,126
	Ingenia Communities Group	2,766,865	8,018,840
#	LDR Capital Property Fund	54,174	19,983
	Mirvac Group	26,574,059	32,830,796
	RAM Essential Services Property Fund	256,488	86,857
	Region Group	7,960,462	13,311,721
		Shares	Value»
AUSTRALIA — (Continued)
	Scentre Group	34,949,213	$93,915,186
	Stockland	16,639,122	48,797,513
	Vicinity Ltd.	26,795,446	48,726,820
	Waypoint REIT Ltd.	4,311,680	7,694,448
TOTAL AUSTRALIA			767,798,766
BELGIUM — (3.4%)
	Aedifica SA	369,049	31,111,328
	Ascencio	37,913	2,219,993
	Care Property Invest NV	294,328	4,467,276
	Home Invest Belgium SA	51,419	1,159,276
	Montea NV	130,418	10,776,372
#*	Nextensa SA	29,489	1,628,292
	Retail Estates NV	105,850	8,439,220
	Shurgard Self Storage Ltd.	97,635	3,003,221
*	Vastned NV	106,842	3,798,248
#	Warehouses De Pauw CVA	1,338,047	35,169,502
#	Wereldhave Belgium Comm VA	48,733	2,997,249
	Xior Student Housing NV	258,010	8,364,076
TOTAL BELGIUM			113,134,053
CANADA — (4.3%)
#	Allied Properties Real Estate Investment Trust	562,076	4,071,725
	Automotive Properties Real Estate Investment Trust	139,220	1,194,032
	Boardwalk Real Estate Investment Trust	164,133	8,202,119
	BSR Real Estate Investment Trust	197,082	2,384,692
	BTB Real Estate Investment Trust	288,809	829,208
#	Canadian Apartment Properties REIT	502,801	13,540,296
#	Choice Properties Real Estate Investment Trust	1,046,885	11,614,504
#	Crombie Real Estate Investment Trust	359,492	4,485,876

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	CT Real Estate Investment Trust	355,476	$4,584,930
#	Dream Industrial Real Estate Investment Trust	928,194	9,347,881
	Dream Office Real Estate Investment Trust	55,115	688,551
#	European Residential Real Estate Investment Trust	324,742	282,104
	Firm Capital Property Trust	72,300	348,632
	First Capital Real Estate Investment Trust	698,388	12,025,837
	Flagship Communities REIT	1,800	34,470
	Granite Real Estate Investment Trust	196,205	13,270,036
#	H&R Real Estate Investment Trust	898,712	7,072,723
#	Killam Apartment Real Estate Investment Trust	394,265	4,943,006
	Morguard North American Residential Real Estate Investment Trust	129,198	1,602,670
#	Morguard Real Estate Investment Trust	330,656	1,601,735
#	Nexus Industrial REIT	228,142	1,338,603
#	Plaza Retail REIT	378,330	1,239,421
#	Primaris Real Estate Investment Trust	384,123	5,336,174
	PRO Real Estate Investment Trust	200,382	961,822
#	RFA Financial, Inc.	114,971	2,060,142
#	RioCan Real Estate Investment Trust	938,731	14,692,400
	Slate Grocery REIT, Class U	198,164	2,354,597
#	SmartCentres Real Estate Investment Trust	480,076	9,970,143
	True North Commercial Real Estate Investment Trust	47,123	290,367
		Shares	Value»
CANADA — (Continued)
#	Vital Infrastructure Property Trust	803,742	$3,295,795
TOTAL CANADA			143,664,491
CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust	310,000	44,310
	Spring Real Estate Investment Trust	5,882,000	995,717
#	Yuexiu Real Estate Investment Trust	15,026,250	1,384,932
TOTAL CHINA			2,424,959
FRANCE — (7.0%)
	Altarea SCA	39,349	5,171,738
	ARGAN SA	77,589	5,596,270
	Carmila SA	404,574	8,080,626
	Covivio Hotels SACA	6,721	179,892
	Covivio SA	370,719	24,518,586
	Gecina SA	294,751	24,919,490
	ICADE	223,006	5,368,766
	Klepierre SA	1,380,266	55,923,134
	Mercialys SA	598,993	8,772,951
	Unibail-Rodamco-Westfield (URW FP)	791,482	96,091,798
TOTAL FRANCE			234,623,251
GERMANY — (0.1%)
*	Deutsche Konsum REIT-AG	11,682	20,746
#	Hamborner REIT AG	563,572	3,204,408
TOTAL GERMANY			3,225,154
HONG KONG — (3.1%)
#	Champion REIT	17,979,012	5,368,397
	Fortune Real Estate Investment Trust	10,496,000	6,528,224
	Link REIT	17,463,720	87,934,928
	Prosperity REIT	11,646,000	2,143,219
*	Regal Real Estate Investment Trust	9,834,000	478,808
	SF Real Estate Investment Trust	852,000	280,460
	Sunlight Real Estate Investment Trust	8,792,000	2,622,926
TOTAL HONG KONG			105,356,962
INDIA — (0.3%)
Ω	Brookfield India Real Estate Trust	547,099	1,883,012

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Embassy Office Parks REIT	1,056,091	$4,722,904
Ω	Mindspace Business Parks REIT	364,262	1,793,152
	Nexus Select Trust	250,651	410,547
TOTAL INDIA			8,809,615
IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	3,752,031	4,722,732
ITALY — (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	359,200	1,798,946
JAPAN — (19.3%)
	Activia Properties, Inc.	13,318	11,977,019
	Advance Residence Investment Corp.	19,611	20,272,400
	AEON REIT Investment Corp.	10,989	8,811,143
	CENTRAL REIT Investment Corp.	1,730	1,206,136
	Comforia Residential REIT, Inc.	13,481	9,482,231
#	CRE Logistics REIT, Inc.	3,992	3,950,087
	Daiwa House REIT Investment Corp.	30,562	24,579,267
	Daiwa Office Investment Corp.	3,684	7,874,933
	Daiwa Securities Living Investments Corp.	13,535	9,309,292
	ESCON Japan REIT Investment Corp.	2,102	1,636,690
	Frontier Real Estate Investment Corp.	17,224	9,434,018
	Fukuoka REIT Corp.	4,814	5,545,243
	Global One Real Estate Investment Corp.	6,468	5,051,393
	GLP J-Reit	30,752	26,650,940
	Hankyu Hanshin REIT, Inc.	4,327	4,128,330
	Health Care & Medical Investment Corp.	2,518	1,858,198
	Heiwa Real Estate REIT, Inc.	7,452	7,002,737
		Shares	Value»
JAPAN — (Continued)
	Hoshino Resorts REIT, Inc.	3,931	$6,357,872
	Hulic Reit, Inc.	8,912	9,298,355
#	Ichigo Hotel REIT Investment Corp.	1,577	1,130,409
#	Ichigo Office REIT Investment Corp.	6,778	3,931,238
	Industrial & Infrastructure Fund Investment Corp.	15,891	14,873,745
	Invincible Investment Corp.	51,735	20,355,006
	Japan Excellent, Inc.	7,788	7,122,119
	Japan Hotel REIT Investment Corp.	35,559	17,770,352
	Japan Logistics Fund, Inc.	17,149	10,445,203
	Japan Metropolitan Fund Invest	49,087	36,378,559
	Japan Prime Realty Investment Corp.	22,921	14,510,211
	Japan Real Estate Investment Corp.	43,190	33,056,945
	KDX Realty Investment Corp.	27,886	29,127,693
	LaSalle Logiport REIT	12,183	11,908,724
	Marimo Regional Revitalization REIT, Inc.	1,650	1,160,996
	Mirai Corp.	12,839	3,773,873
	MIRARTH Real Estate Investment Corp.	5,976	3,361,245
	Mitsubishi Estate Logistics REIT Investment Corp.	9,722	7,552,150
	Mitsui Fudosan Accommodations Fund, Inc.	16,195	13,529,001
	Mitsui Fudosan Logistics Park, Inc.	21,653	15,539,620
	Mori Hills REIT Investment Corp.	9,507	8,148,866
	Mori Trust Reit, Inc.	18,217	8,835,796
	Nippon Building Fund, Inc.	53,544	44,964,657
	Nippon Hotel & Residential Investment Corp.	2,081	948,077
	Nippon Prologis REIT, Inc.	46,723	26,757,632
	NIPPON REIT Investment Corp.	12,005	6,873,053

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Real Estate Master Fund, Inc.	26,838	$27,656,978
	NTT UD REIT Investment Corp.	9,872	8,668,683
	One REIT, Inc.	4,934	2,465,620
	Orix JREIT, Inc.	36,793	23,374,014
	Samty Residential Investment Corp.	2,622	1,744,153
#	Sankei Real Estate, Inc.	3,149	2,501,853
	Sekisui House Reit, Inc.	27,568	14,997,845
	SOSiLA Logistics REIT, Inc.	4,768	3,750,247
	Star Asia Investment Corp.	17,590	6,328,583
#	Starts Proceed Investment Corp.	1,537	1,904,865
	Tokaido REIT, Inc.	131	89,269
	Tokyu REIT, Inc.	5,457	6,730,484
#	Tosei REIT Investment Corp.	2,113	1,850,136
	United Urban Investment Corp.	20,956	23,710,532
TOTAL JAPAN			642,254,716
MALAYSIA — (1.0%)
	Al-'Aqar Healthcare REIT	295,700	91,570
	Axis Real Estate Investment Trust	9,736,820	4,930,410
	Capitaland Malaysia Trust	13,124,324	2,083,891
	IGB Real Estate Investment Trust	11,119,900	8,149,564
#	KIP REIT	889,900	192,859
#	KLCCP Stapled Group	2,423,500	5,529,354
	Pavilion Real Estate Investment Trust	6,019,500	2,715,173
	Sunway Real Estate Investment Trust	11,660,700	7,224,965
#	YTL Hospitality REIT	5,088,300	1,282,336
TOTAL MALAYSIA			32,200,122
MEXICO — (3.3%)
	Asesor de Activos Prisma SAPI de CV	8,106,346	2,413,086
	Concentradora Fibra Danhos SA de CV	2,299,138	3,629,976
		Shares	Value»
MEXICO — (Continued)
Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,228,343	$1,863,826
Ω	FIBRA Macquarie Mexico	10,931,192	27,095,664
#	Fibra MTY SAPI de CV	207,451	179,323
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,514,127	1,031,463
	Fibra Uno Administracion SA de CV	19,017,204	32,627,049
	Prologis Property Mexico SA de CV	8,732,730	39,993,039
TOTAL MEXICO			108,833,426
NETHERLANDS — (0.7%)
	Eurocommercial Properties NV	401,830	13,182,353
#	NSI NV	142,004	2,831,858
	Wereldhave NV	250,422	6,475,947
TOTAL NETHERLANDS			22,490,158
NEW ZEALAND — (1.4%)
#	Argosy Property Ltd.	8,838,958	5,652,838
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	10,374,689	11,601,231
	Kiwi Property Group Ltd.	16,437,178	8,904,954
	Precinct Properties Group	13,830,635	8,419,869
#	Property for Industry Ltd.	3,361,128	4,605,736
	Stride Property Group	3,995,792	2,626,134
#	Vital Healthcare Property Trust	5,287,710	5,936,240
TOTAL NEW ZEALAND			47,747,002
PHILIPPINES — (0.1%)
	AREIT, Inc.	2,751,000	1,767,342
	DDMP Reit, Inc.	7,381,000	127,452
	MREIT, Inc.	3,327,600	763,910
	Real Commercial REIT, Inc.	1,595,300	179,156
TOTAL PHILIPPINES			2,837,860
SAUDI ARABIA — (0.1%)
	Al Rajhi REIT	790,307	1,727,443

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Alinma Retail REIT Fund	9,888	$11,792
	Derayah REIT	124,460	176,121
	Jadwa REIT Saudi Fund	407,633	1,229,378
	Riyad REIT Fund	485,900	642,433
	Sedco Capital REIT Fund	5,645	11,158
TOTAL SAUDI ARABIA			3,798,325
SINGAPORE — (10.8%)
	Acrophyte Hospitality Trust	143,100	35,850
	AIMS APAC REIT	5,096,954	6,046,474
	CapitaLand Ascendas REIT	27,093,125	53,250,613
	CapitaLand Ascott Trust	18,417,021	12,975,173
	CapitaLand China Trust	8,640,200	4,518,082
	CapitaLand Integrated Commercial Trust	41,095,891	76,541,743
	CDL Hospitality Trusts	7,163,480	4,568,587
	Daiwa House Logistics Trust	386,500	150,648
	Digital Core REIT Management Pte. Ltd.	1,223,300	631,641
#*††	EC World Real Estate Investment Trust	2,427,600	0
	ESR-REIT	4,683,954	8,917,225
	Far East Hospitality Trust	8,690,221	3,931,260
	First Real Estate Investment Trust	16,008,903	3,014,172
	Frasers Centrepoint Trust	9,177,416	16,912,324
	Frasers Logistics & Commercial Trust	19,313,832	14,596,161
#	IREIT Global	2,752,634	509,601
	Keppel DC REIT	13,300,973	24,616,560
#	Keppel REIT	19,593,526	13,795,102
	KORE U.S. REIT	6,696,700	1,345,220
	Lendlease Global Commercial REIT	13,616,703	6,114,871
*	Lippo Malls Indonesia Retail Trust	117,100,098	656,618
*	Manulife U.S. Real Estate Investment Trust	13,067,686	725,387
	Mapletree Industrial Trust	14,556,458	22,589,729
		Shares	Value»
SINGAPORE — (Continued)
	Mapletree Logistics Trust	24,997,147	$24,064,703
	Mapletree Pan Asia Commercial Trust	15,811,006	16,065,835
	OUE Real Estate Investment Trust	14,560,954	4,179,822
	Parkway Life Real Estate Investment Trust	3,121,600	9,877,127
	Prime U.S. REIT	5,184,500	954,876
#	Sasseur Real Estate Investment Trust	4,096,300	2,158,915
	Starhill Global REIT	21,157,307	9,163,434
	Suntec Real Estate Investment Trust	14,648,600	17,236,550
	United Hampshire U.S. REIT	228,317	121,205
TOTAL SINGAPORE			360,265,508
SOUTH AFRICA — (2.9%)
#	Attacq Ltd.	3,970,561	3,965,755
	Burstone Group Ltd.	4,939,659	2,807,737
	Emira Property Fund Ltd.	440,065	374,194
	Equites Property Fund Ltd.	6,081,507	6,174,342
	Fairvest Ltd., Class B	8,958,744	3,608,970
	Growthpoint Properties Ltd.	23,355,328	22,913,983
#	Hyprop Investments Ltd.	2,683,598	9,030,000
	Octodec Investments Ltd.	555,360	565,964
	Redefine Properties Ltd.	47,014,629	17,915,112
#	Resilient REIT Ltd.	2,022,430	10,072,149
	SA Corporate Real Estate Ltd.	20,796,647	4,128,778
	Stor-Age Property REIT Ltd.	1,058,324	1,096,606
	Vukile Property Fund Ltd.	8,913,448	12,774,013
TOTAL SOUTH AFRICA			95,427,603
SOUTH KOREA — (0.6%)
	D&D Platform REIT Co. Ltd.	188,154	408,421
	E KOCREF CR-REIT Co. Ltd.	259,985	871,471
	ESR Kendall Square REIT Co. Ltd.	622,961	1,901,979
	IGIS Residence REIT Co. Ltd.	213,632	564,990

DFA International Real Estate Securities Portfolio
CONTINUED
	Shares	Value»
SOUTH KOREA — (Continued)
IGIS Value Plus REIT Co. Ltd.	438,153	$1,235,107
JR Global Reit	1,568,046	1,249,616
KB Star Real Estate Investment Trust, Inc.	157,650	230,467
Koramco Life Infra Reit Co. Ltd.	485,997	1,537,875
Koramco One REIT	38,880	272,839
LOTTE REIT Co. Ltd.	758,144	2,273,714
Mirae Asset Global REIT Co. Ltd.	172,827	255,463
NH All-One REIT Co. Ltd.	297,169	673,529
Shinhan Alpha REIT Co. Ltd.	676,630	2,760,367
Shinhan Seobu T&D REIT Co. Ltd.	184,425	582,637
SK REITs Co. Ltd.	889,365	4,055,578
TOTAL SOUTH KOREA		18,874,053
SPAIN — (1.8%)
# Colonial SFL Socimi SA (COL SM)	1,953,518	12,529,337
Merlin Properties Socimi SA	2,686,748	46,983,667
TOTAL SPAIN		59,513,004
TAIWAN — (0.2%)
Cathay No. 1 REIT	10,846,000	4,867,599
Cathay No. 2 REIT	4,142,000	1,733,661
Fubon No. 1 REIT	1,308,000	496,009
Fubon No. 2 REIT	4,032,000	1,386,987
TOTAL TAIWAN		8,484,256
THAILAND — (0.1%)
CPN Retail Growth Leasehold REIT	315,000	117,803
Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,994,700	1,471,480
IMPACT Growth Real Estate Investment Trust	1,950,700	693,797
		Shares	Value»
THAILAND — (Continued)
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F	3,999,100	$1,337,891
TOTAL THAILAND			3,620,971
TURKEY — (1.1%)
*	Adra Gayrimenkul Yatirim Ortakligi AS	98,721	130,589
*	Akfen Gayrimenkul Yatirim Ortakligi AS	2,116,181	133,562
	AKIS Gayrimenkul Yatirimi AS	8,299,703	1,646,777
*	Alarko Gayrimenkul Yatirim Ortakligi AS	5,861,265	820,879
*	Asce Gayrimenkul Yatirim Ortakligi AS	143,748	39,654
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,819,750	5,847,744
*	Fuzul Gayrimenkul Yatirim Ortakligi AS	888,357	290,418
	Halk Gayrimenkul Yatirim Ortakligi AS	6,092,113	788,170
	Is Gayrimenkul Yatirim Ortakligi AS	3,042,236	1,366,221
*	Kiler Gayrimenkul Yatirim Ortakligi AS	3,818,992	440,373
#*	Kuyumcukent Gayrimenkul Yatirimlari AS	2,429,896	4,461,148
*	Ozak Gayrimenkul Yatirim Ortakligi	2,755,502	747,570
	Panora Gayrimenkul Yatirim Ortakligi	405,955	1,167,820
*	Peker Gayrimenkul Yatirim Ortakligi AS	1,658,563	598,328
*	Reysas Gayrimenkul Yatirim Ortakligi AS	3,938,787	2,637,493
*	Servet Gayrimenkul Yatirim Ortakligi AS	6,680,829	494,451
*	Tera Yatirim Teknoloji Holding AS	8,534,241	4,951,121
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,358,349	2,946,484
*	Vakif Gayrimenkul Yatirim Ortakligi AS	8,631,377	527,743
*	Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi AS	197,901	48,870

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Yeni Gimat Gayrimenkul Ortakligi AS	1,043,169	$5,552,478
	Yesil Gayrimenkul Yatirim Ortakligi AS	1,209,895	48,198
TOTAL TURKEY			35,686,091
UNITED KINGDOM — (12.1%)
	AEW U.K. REIT PLC	269,449	378,200
	Big Yellow Group PLC	1,279,670	15,719,328
	British Land Co. PLC	6,812,899	36,050,213
	CLS Holdings PLC	1,121,186	740,700
	Custodian Property Income REIT PLC	3,330,529	3,792,699
	Derwent London PLC	717,148	16,778,899
	Grainger PLC	791,191	1,727,997
	Great Portland Estates PLC	2,494,968	10,517,306
	Hammerson PLC	3,252,527	14,599,950
	Helical PLC	170,349	443,112
	Land Securities Group PLC	4,813,094	38,727,524
	LondonMetric Property PLC	15,740,318	40,516,772
	NewRiver REIT PLC	3,327,005	3,382,232
	Palace Capital PLC	17,865	42,000
	Picton Property Income Ltd.	2,128,648	2,240,015
	Primary Health Properties PLC	17,070,242	21,717,627
Ω	Regional REIT Ltd.	1,173,495	1,388,822
Ω	Residential Secure Income PLC	265,357	190,725
	Safestore Holdings PLC	1,534,330	14,026,082
	Schroder European Real Estate Investment Trust PLC	145,945	116,575
		Shares	Value»
UNITED KINGDOM — (Continued)
	Schroder Real Estate Investment Trust Ltd.	4,443,446	$2,896,325
	Segro PLC	8,720,779	82,603,057
	Shaftesbury Capital PLC	9,756,603	17,786,571
	Sirius Real Estate Ltd.	5,068,975	6,897,565
Ω	Social Housing Reit PLC	1,115,368	1,110,088
	Supermarket Income REIT PLC	3,482,960	3,976,198
	Target Healthcare REIT PLC	4,584,779	6,550,312
	Town Centre Securities PLC	222	349
	Tritax Big Box REIT PLC	16,517,502	33,903,799
	UNITE Group PLC	2,971,489	18,725,626
	Workspace Group PLC	1,049,395	4,821,705
TOTAL UNITED KINGDOM			402,368,373
TOTAL COMMON STOCKS Cost ($2,833,538,660)			3,229,960,397
			Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	8,908,131	103,022,540
TOTAL INVESTMENTS — (100.0%)
(Cost $2,936,561,917)			$3,332,982,937
As of April 30, 2026, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	20	06/18/26	$6,738,443	$7,243,750	$505,307
Total Futures Contracts			$6,738,443	$7,243,750	$505,307

DFA International Real Estate Securities Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $35,325,289 or 1.1% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$767,791,254	$7,512	$767,798,766
Belgium	—	113,134,053	—	113,134,053
Canada	$143,664,491	—	—	143,664,491
China	—	2,424,959	—	2,424,959
France	—	234,623,251	—	234,623,251
Germany	—	3,225,154	—	3,225,154
Hong Kong	—	105,356,962	—	105,356,962
India	—	8,809,615	—	8,809,615
Ireland	—	4,722,732	—	4,722,732
Italy	—	1,798,946	—	1,798,946
Japan	—	642,254,716	—	642,254,716
Malaysia	—	32,200,122	—	32,200,122
Mexico	108,833,426	—	—	108,833,426
Netherlands	—	22,490,158	—	22,490,158
New Zealand	—	47,747,002	—	47,747,002
Philippines	—	2,837,860	—	2,837,860
Saudi Arabia	—	3,798,325	—	3,798,325
Singapore	—	360,265,508	—	360,265,508
South Africa	—	95,427,603	—	95,427,603
South Korea	—	18,874,053	—	18,874,053
Spain	—	59,513,004	—	59,513,004
Taiwan	—	8,484,256	—	8,484,256
Thailand	—	3,620,971	—	3,620,971
Turkey	—	35,686,091	—	35,686,091
United Kingdom	—	402,368,373	—	402,368,373
Securities Lending Collateral	—	103,022,540	—	103,022,540
Total Investments in Securities	$252,497,917	$3,080,477,508	$7,512˂˃	$3,332,982,937
Financial Instruments
Assets
Futures Contracts**	505,307	—	—	505,307
Total Financial Instruments	$505,307	—	—	$505,307
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value†
COMMON STOCKS — (72.0%)
UNITED STATES — (72.0%)
#	Acadia Realty Trust	497,367	$10,753,075
#	Agree Realty Corp.	454,897	35,077,108
	Alexander's, Inc.	8,677	2,186,257
	Alexandria Real Estate Equities, Inc.	586,928	23,776,453
	Alpine Income Property Trust, Inc.	49,406	928,833
	American Assets Trust, Inc.	190,114	3,942,964
	American Healthcare REIT, Inc.	666,895	33,864,928
	American Homes 4 Rent, Class A	1,223,987	38,971,746
	American Tower Corp.	1,776,050	324,502,096
#	Americold Realty Trust, Inc.	1,074,110	13,136,365
	Apartment Investment & Management Co., Class A	171,430	728,578
	Apple Hospitality REIT, Inc.	846,690	11,404,914
#	AvalonBay Communities, Inc.	529,417	96,883,311
	Bluerock Homes Trust, Inc.	14,660	154,081
	Braemar Hotels & Resorts, Inc.	232,803	563,383
#	Brandywine Realty Trust	676,774	2,050,625
	Brixmor Property Group, Inc.	1,138,627	34,261,286
#	Broadstone Net Lease, Inc.	719,216	14,240,477
	BRT Apartments Corp.	41,544	596,987
	BXP, Inc.	569,037	33,265,903
	Camden Property Trust	379,971	39,904,554
	CareTrust REIT, Inc.	826,818	32,617,970
	CBL & Associates Properties, Inc.	36,926	1,662,409
#	Centerspace	62,827	4,289,199
	Chatham Lodging Trust	175,284	1,521,465
#	Chiron Real Estate, Inc.	48,529	1,701,912
	Clipper Realty, Inc.	24,998	84,743
	Community Healthcare Trust, Inc.	110,679	1,905,892
		Shares	Value†
UNITED STATES — (Continued)
#	COPT Defense Properties	434,028	$13,563,375
	Cousins Properties, Inc.	636,524	16,301,380
	Crown Castle, Inc.	1,669,099	148,182,609
	CTO Realty Growth, Inc.	119,326	2,416,352
	CubeSmart	878,916	35,578,520
#	Curbline Properties Corp.	356,261	9,832,804
	DiamondRock Hospitality Co.	788,772	8,045,474
	Digital Realty Trust, Inc.	1,314,977	264,231,478
#	Diversified Healthcare Trust	622,269	4,691,908
#	Douglas Emmett, Inc.	624,333	6,749,040
	Easterly Government Properties, Inc.	168,265	3,939,084
	EastGroup Properties, Inc.	202,636	40,770,363
	Empire State Realty Trust, Inc., Class A	562,711	3,134,300
	EPR Properties	286,905	16,012,168
	Equinix, Inc.	377,499	408,767,242
	Equity LifeStyle Properties, Inc.	691,551	43,768,263
	Equity Residential	1,363,736	89,161,060
#	Essential Properties Realty Trust, Inc.	812,293	25,530,369
	Essex Property Trust, Inc.	243,921	64,202,446
	Extra Space Storage, Inc.	789,322	113,133,552
	Federal Realty Investment Trust	306,575	33,999,168
	First Industrial Realty Trust, Inc.	492,576	30,544,638
	Four Corners Property Trust, Inc.	415,662	10,628,477
#	Franklin Street Properties Corp.	336,293	219,129
	FrontView REIT, Inc.	24,744	437,969
	Gaming & Leisure Properties, Inc.	1,076,868	52,185,023
#	Getty Realty Corp.	214,392	7,100,663
#	Gladstone Commercial Corp.	187,429	2,363,480
	Global Net Lease, Inc.	727,035	6,950,450

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Healthcare Realty Trust, Inc.	1,203,418	$22,503,917
	Healthpeak Properties, Inc.	2,660,662	43,022,908
#	Highwoods Properties, Inc.	414,202	10,069,251
	Host Hotels & Resorts, Inc.	2,547,746	53,833,873
#*	Hudson Pacific Properties, Inc.	207,248	1,908,754
#	Independence Realty Trust, Inc.	872,845	14,236,102
	Industrial Logistics Properties Trust	204,683	1,520,795
#	Innovative Industrial Properties, Inc.	106,458	5,775,347
	InvenTrust Properties Corp.	293,923	9,440,807
	Invitation Homes, Inc.	2,143,143	61,658,224
	Iron Mountain, Inc.	1,132,472	142,680,147
#	JBG SMITH Properties	224,079	3,361,185
#	Kilroy Realty Corp.	414,124	13,773,764
	Kimco Realty Corp.	2,552,452	60,339,968
#	Kite Realty Group Trust	786,882	20,584,833
#	Lamar Advertising Co., Class A	330,686	45,581,758
#	Lineage, Inc.	169,948	6,267,682
	LTC Properties, Inc.	179,906	6,876,007
	LXP Industrial Trust	220,235	11,214,366
#	Macerich Co.	973,051	21,144,398
#	Medical Properties Trust, Inc.	1,938,103	9,574,229
	Mid-America Apartment Communities, Inc.	447,505	57,808,696
	Modiv Industrial, Inc.	15,027	239,981
	National Health Investors, Inc.	177,919	13,683,750
	National Storage Affiliates Trust	278,758	11,863,941
#	NET Lease Office Properties	54,858	716,446
#	NETSTREIT Corp.	326,621	6,718,594
	NexPoint Residential Trust, Inc.	82,013	2,369,356
	NNN REIT, Inc.	719,512	31,507,431
	Omega Healthcare Investors, Inc.	1,110,061	52,139,565
	One Liberty Properties, Inc.	62,485	1,419,034
#	Orion Properties, Inc.	243,170	697,898
	Outfront Media, Inc.	567,862	17,518,539
		Shares	Value†
UNITED STATES — (Continued)
	Park Hotels & Resorts, Inc.	774,447	$8,882,907
#	Pebblebrook Hotel Trust	418,045	5,873,532
	Phillips Edison & Co., Inc.	463,367	18,611,136
*	Piedmont Realty Trust, Inc.	483,337	4,040,697
#	Postal Realty Trust, Inc., Class A	96,175	2,104,309
	Prologis, Inc.	3,565,430	506,362,369
	Public Storage	604,464	182,820,137
#	Realty Income Corp.	3,563,725	228,933,684
	Regency Centers Corp.	660,499	51,419,847
	Rexford Industrial Realty, Inc.	852,435	30,593,892
	RLJ Lodging Trust	505,656	4,166,606
	Ryman Hospitality Properties, Inc.	227,136	23,869,722
#	Sabra Health Care REIT, Inc.	976,346	20,171,308
#	Saul Centers, Inc.	51,468	1,772,043
	SBA Communications Corp.	404,966	89,578,479
#	Service Properties Trust	618,170	958,164
#	Sila Realty Trust, Inc.	90,578	2,756,289
	Simon Property Group, Inc.	1,243,507	253,314,811
#	SL Green Realty Corp.	270,823	11,485,603
	STAG Industrial, Inc.	717,110	27,666,104
	Strawberry Fields REIT, Inc.	6,355	78,611
	Summit Hotel Properties, Inc.	421,224	2,093,483
	Sun Communities, Inc.	462,843	59,169,849
	Sunstone Hotel Investors, Inc.	672,702	6,605,934
#	Tanger, Inc.	437,583	16,225,578
	Terreno Realty Corp.	400,717	26,126,748
	UDR, Inc.	1,164,281	42,309,972
	UMH Properties, Inc.	307,451	4,780,863
	Universal Health Realty Income Trust	49,650	2,020,755
	Urban Edge Properties	487,722	10,690,866
	Ventas, Inc.	1,818,190	159,746,173
	Veris Residential, Inc.	141,043	2,675,586
	VICI Properties, Inc.	4,064,509	118,683,663
	Vornado Realty Trust	596,169	17,819,491
	Welltower, Inc.	2,541,865	552,448,939
	Whitestone REIT	173,195	3,280,313
	WP Carey, Inc.	855,185	62,368,642

DFA Global Real Estate Securities Portfolio
CONTINUED
	Shares	Value†
UNITED STATES — (Continued)
Xenia Hotels & Resorts, Inc.	350,534	$5,703,188
TOTAL UNITED STATES		5,557,680,137
AFFILIATED INVESTMENT COMPANIES — (25.9%)
UNITED STATES — (25.9%)
Investment in DFA International Real Estate Securities Portfolio	521,946,066	1,993,833,974
TOTAL INVESTMENT SECURITIES (Cost $6,203,301,599)		7,551,514,111
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	14,094,698	$163,005,178
TOTAL INVESTMENTS — (100.0%)
(Cost $6,366,309,411)			$7,714,519,289
As of April 30, 2026, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	177	06/18/26	$59,738,547	$64,107,187	$4,368,640
Total Futures Contracts			$59,738,547	$64,107,187	$4,368,640
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$5,557,680,137	—	—	$5,557,680,137
Affiliated Investment Company	1,993,833,974	—	—	1,993,833,974
Securities Lending Collateral	—	$163,005,178	—	163,005,178
Total Investments in Securities	$7,551,514,111	$163,005,178	—	$7,714,519,289
Financial Instruments
Assets
Futures Contracts**	4,368,640	—	—	4,368,640
Total Financial Instruments	$4,368,640	—	—	$4,368,640
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (6.8%)
*	29Metals Ltd.	2,857,356	$506,650
#	Acrow Ltd.	125	80
#	Adairs Ltd.	2,116,211	1,999,251
*	AIC Mines Ltd.	1,719,772	755,133
*	Alkane Resources Ltd.	4,940,279	5,472,875
#	Amotiv Ltd.	976,079	4,539,960
	AMP Ltd.	12,706,827	13,490,094
*	Amplitude Energy Ltd.	2,143,160	2,703,416
	Ansell Ltd.	1,390,338	26,671,264
#	ARN Media Ltd.	882,049	178,884
*	Aurelia Metals Ltd.	5,978,824	1,274,945
	Aurizon Holdings Ltd.	1,559,918	4,712,542
*	Austal Ltd.	5,842,051	17,616,334
#*	Australian Agricultural Co. Ltd.	1,526,732	1,441,878
*	Baby Bunting Group Ltd.	84,877	88,489
#	Bank of Queensland Ltd.	8,158,009	39,603,709
#	Bapcor Ltd.	2,012,049	824,112
*	BCI Minerals Ltd.	1,442,150	393,649
#	Beach Energy Ltd.	14,116,322	11,990,822
#	Bega Cheese Ltd.	821,780	3,285,881
	Bell Financial Group Ltd.	64,120	61,691
#*	Boss Energy Ltd.	1,916,689	1,950,932
	Capral Ltd.	35,349	310,487
#*	Carnarvon Energy Ltd.	783,704	62,458
#	Cedar Woods Properties Ltd.	917,313	4,942,667
	Challenger Ltd.	3,691,163	22,974,432
#	Champion Iron Ltd.	1,255,239	4,336,361
	Civmec Australia Ltd.	86,532	99,671
	Cleanaway Waste Management Ltd.	282,380	453,018
#	Clinuvel Pharmaceuticals Ltd.	45,786	303,963
*	Coast Entertainment Holdings Ltd.	204,527	65,399
#*††	Corporate Travel Management Ltd.	617,157	1,337,410
	Credit Corp. Group Ltd.	556,892	4,343,426
*	Develop Global Ltd.	318,309	1,236,939
	Downer EDI Ltd.	9,975,564	53,602,918
		Shares	Value»
AUSTRALIA — (Continued)
	Dyno Nobel Ltd.	7,373,287	$17,507,865
*††	Elanor Investor Group	68,066	7,547
#	Elders Ltd.	2,075,392	10,755,885
	Embark Early Education Ltd.	191,848	58,746
#*	Emeco Holdings Ltd.	4,125,242	3,373,305
	EQT Holdings Ltd.	31,926	450,363
#	EVT Ltd.	551,193	4,820,340
#	Fenix Resources Ltd.	543,160	123,802
#	Finbar Group Ltd.	11,796	6,291
	FleetPartners Group Ltd.	3,098,657	5,266,114
	Fleetwood Ltd.	800,451	970,452
#	G8 Education Ltd.	8,233,052	1,015,201
	GrainCorp Ltd., Class A	4,649,634	20,669,353
*	Grange Resources Ltd.	3,126,237	406,915
	GWA Group Ltd.	1,217,581	1,757,396
	Harvey Norman Holdings Ltd.	2,933,946	9,589,259
#	Healius Ltd.	5,438,591	1,986,564
	Helia Group Ltd.	6,335,205	24,654,126
#	Humm Group Ltd.	2,270,783	1,049,363
*	IGO Ltd.	1,983,915	10,916,081
	Iluka Resources Ltd.	2,931,018	17,438,205
	Imdex Ltd.	360,286	1,059,810
#	Integral Diagnostics Ltd.	2,179,088	3,505,368
#	IPH Ltd.	839,009	2,205,307
	IVE Group Ltd.	1,517,990	2,836,895
*	Judo Capital Holdings Ltd.	5,728,371	5,954,803
#	Jupiter Mines Ltd.	6,493,059	1,295,424
#	Karoon Energy Ltd.	5,238,333	8,257,791
	Kelsian Group Ltd.	730,487	2,022,330
*	Kingston Resources Ltd.	118,590	8,031
	L1 Group Ltd.	285,146	231,226
	Lendlease Corp. Ltd.	860,581	2,099,108
#*	Lifestyle Communities Ltd.	15,178	51,861
#	Maas Group Holdings Ltd.	18,080	57,777
	Macmahon Holdings Ltd.	9,618,916	5,068,109
	Magellan Financial Group Ltd.	2,577,769	19,112,309
#*	Metals X Ltd.	3,849,304	3,896,020
#*	MGX Resources Ltd.	4,514,268	1,287,351

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Monash IVF Group Ltd.	1,495,509	$787,219
#	MotorCycle Holdings Ltd.	104,720	182,664
#*	Myer Holdings Ltd.	9,034,550	1,697,961
	MyState Ltd.	1,288,731	4,284,877
	Navigator Global Investments Ltd.	2,268,185	4,074,704
#	New Hope Corp. Ltd.	3,854,431	15,280,378
*	Nickel Industries Ltd.	19,506,316	14,794,359
#	Nine Entertainment Co. Holdings Ltd.	8,894,613	6,154,639
	NRW Holdings Ltd.	6,159,511	27,463,867
#*	Nufarm Ltd.	1,411,424	2,505,058
*	OFX Group Ltd.	42,259	15,130
	OM Holdings Ltd.	97,211	19,037
*	Omni Bridgeway Ltd.	46,278	54,843
	oOh!media Ltd.	2,170,709	1,832,826
	Orora Ltd.	6,095,967	5,819,894
	Pacific Current Group Ltd.	70,198	542,122
#	Peet Ltd.	3,011,137	3,915,424
#	Pepper Money Ltd.	66,799	83,638
	Perenti Ltd.	6,542,178	8,854,762
	Perpetual Ltd.	182,030	2,199,964
#	Perseus Mining Ltd.	14,332,905	57,441,806
#	Peter Warren Automotive Holdings Ltd.	176,215	149,670
#*	PEXA Group Ltd.	587,906	5,341,932
#	Propel Funeral Partners Ltd.	102,244	279,291
	Ramelius Resources Ltd.	10,617,198	26,351,597
	Regis Resources Ltd.	10,172,140	52,158,112
	Reliance Worldwide Corp. Ltd.	4,864,857	11,536,921
*	Resolute Mining Ltd.	35,105,079	30,040,314
	Ridley Corp. Ltd.	4,339,099	8,740,383
*	Sandfire Resources Ltd.	6,189,481	74,778,842
*	Select Harvests Ltd.	777,693	2,149,974
	Servcorp Ltd.	118,437	554,170
	Service Stream Ltd.	6,502,857	9,168,051
#	Shaver Shop Group Ltd.	1,334,931	1,334,306
	Sims Ltd. (SGM AU)	2,897,689	43,792,988
	Solvar Ltd.	1,961,630	2,242,792
	Stanmore Resources Ltd.	1,140,644	1,934,999
#*	Strike Energy Ltd.	1,066,926	84,757
*	Sunstone Metals Ltd.	27,441	7,291
#	Super Retail Group Ltd.	836,684	7,194,249
		Shares	Value»
AUSTRALIA — (Continued)
*	Superloop Ltd.	1,051,689	$2,568,457
	Tabcorp Holdings Ltd.	16,060,588	13,200,420
	Ten Sixty Four Ltd.	500,279	39,619
	Treasury Wine Estates Ltd.	13,631	42,843
	Tribune Resources Ltd.	18,272	70,392
#*	Tyro Payments Ltd.	400,968	212,426
	Vault Minerals Ltd.	2,726,327	9,095,730
	Washington H Soul Pattinson & Co. Ltd.	799,985	24,394,698
*	WEB Travel Group Ltd.	416,742	805,690
	Webjet Group Ltd.	175,935	67,076
*	West African Resources Ltd.	6,881,484	14,983,843
	Westgold Resources Ltd.	4,023,498	15,978,077
	Whitehaven Coal Ltd.	7,469,306	45,642,163
	Worley Ltd.	81,317	696,579
TOTAL AUSTRALIA			989,048,257
AUSTRIA — (0.9%)
	Agrana Beteiligungs AG	118,686	1,662,647
Ω	BAWAG Group AG	114,429	19,596,053
	EVN AG	10,630	361,185
	Mayr Melnhof Karton AG	5,246	492,504
	Oberbank AG	16,737	1,602,811
	Palfinger AG	1,225	50,409
*	POLYTEC Holding AG	7,844	37,368
	Porr AG	84,205	3,861,537
#	SBO AG	84,123	3,651,023
*	Semperit AG Holding	24,441	428,900
	Telekom Austria AG	36,977	420,344
	UNIQA Insurance Group AG	309,466	5,938,020
	Vienna Insurance Group AG Wiener Versicherung Gruppe	466,221	35,104,346
	voestalpine AG	1,060,403	54,826,001
	Wienerberger AG	367,496	10,655,255
	Zumtobel Group AG	167,291	707,691
TOTAL AUSTRIA			139,396,094
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	292,947	96,617,620
	Azelis Group NV	22,393	296,696

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Barco NV	131,119	$1,467,623
	Bekaert SA	882,197	43,563,838
*	bpost SA	63,944	136,265
	Cie d'Entreprises CFE	55,483	740,997
	CMB Tech NV	199,086	2,746,049
	Colruyt Group NV	12,797	493,268
	Deceuninck NV	1,560,281	3,919,286
	Deme Group NV	678	154,717
	Econocom Group SA NV	23,550	39,063
*	Galapagos NV (GLPG BB)	129,461	3,667,876
*	Galapagos NV (GLPG NA)	33,766	948,098
	Gimv NV	272,128	15,333,754
#*	Ontex Group NV	308,717	1,055,020
	Proximus SADP	1,759,701	13,422,390
#	Recticel SA	363,772	4,315,699
	Sipef NV	89,494	10,677,012
	Syensqo SA	1,314	87,170
#	Tessenderlo Group SA	219,280	5,501,607
#	VGP NV	82,008	8,419,179
	Viohalco SA	35,319	605,951
TOTAL BELGIUM			214,209,178
CANADA — (10.7%)
#	Acadian Timber Corp.	106,677	1,350,789
*	ACT Energy Technologies Ltd.	45,300	226,442
	ADENTRA, Inc.	219,782	5,519,022
*	Advantage Energy Ltd.	2,596,767	19,747,932
	Aecon Group, Inc.	450,352	16,563,909
#	AG Growth International, Inc.	2,100	29,992
	AGF Management Ltd., Class B	1,228,345	14,649,530
*	Aimia, Inc.	11,669	23,366
*	Air Canada	1,051,473	14,436,612
*	AKITA Drilling Ltd., Class A	15,300	48,434
#	Alaris Equity Partners Income	232,019	3,848,337
	Algoma Central Corp.	311,531	5,063,941
	AltaGas Ltd.	198,500	7,439,640
	Andrew Peller Ltd., Class A	18,265	75,435
#*	Athabasca Oil Corp.	1,221,350	10,753,742
*	ATS Corp. (ATS CN)	56,300	1,826,584
*	ATS Corp. (ATS US)	5,566	180,617
#*	AutoCanada, Inc.	47,139	800,254
		Shares	Value»
CANADA — (Continued)
	B2Gold Corp. (BTG US)	13,556,123	$61,002,553
	B2Gold Corp. (BTO CN)	2,133,941	9,645,818
#*	Bausch Health Cos., Inc. (BHC US)	105,736	604,810
#	Baytex Energy Corp.	9,687,927	49,140,367
	Birchcliff Energy Ltd.	6,225,009	29,467,227
	Black Diamond Group Ltd.	705,346	8,801,572
#*	Bonterra Energy Corp.	148,598	787,651
#	Boralex, Inc., Class A	274,330	7,423,986
*	Calfrac Well Services Ltd.	8,902	35,061
	Calian Group Ltd.	36,699	1,909,856
	Canaccord Genuity Group, Inc.	1,019,457	8,893,558
#	Canadian Tire Corp. Ltd., Class A	110,831	15,413,615
*	Capstone Copper Corp.	2,799,038	23,326,175
#	Cardinal Energy Ltd.	2,006,416	18,330,785
	Cascades, Inc.	1,286,249	10,188,861
	Centerra Gold, Inc.	4,455,446	77,540,209
	CES Energy Solutions Corp.	33	470
*††	Chesswood Group Ltd.	30,800	3,855
	Cogeco Communications, Inc.	172,568	7,996,047
	Cogeco, Inc.	64,677	3,005,896
	Dexterra Group, Inc.	187,888	1,622,504
#	Doman Building Materials Group Ltd.	886,795	6,724,326
	DPM Metals, Inc.	1,541,798	51,769,726
	DREAM Unlimited Corp., Class A	195,764	2,666,194
	Dynacor Group, Inc.	80,864	345,875
	E-L Financial Corp. Ltd.	652,400	8,188,920
	Eldorado Gold Corp. (EGO US)	2,130,074	66,224,001
	Eldorado Gold Corp. (ELD CN)	541,070	16,717,862
	Empire Co. Ltd., Class A	164,012	5,614,575
	Enerflex Ltd. (EFX CN)	261,539	7,018,144
	Enerflex Ltd. (EFXT US)	473,385	12,696,186

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Enghouse Systems Ltd.	23,163	$289,037
*	Ensign Energy Services, Inc.	1,103,703	3,111,998
#*	Enterprise Group, Inc.	32,142	34,784
#	EQB, Inc.	509,154	46,209,375
	Equinox Gold Corp. (EQX CN)	59	824
	Exco Technologies Ltd.	409,999	2,227,550
	Fiera Capital Corp.	127,946	542,547
	Firm Capital Mortgage Investment Corp.	153,332	1,392,952
	First Majestic Silver Corp. (FR CN)	37	729
*	Foraco International SA	32,000	74,208
#*	Fortuna Mining Corp. (FSM US)	3,595,341	34,695,041
*	Fortuna Mining Corp. (FVI CN)	1,630,613	15,725,719
#	Freehold Royalties Ltd.	77,121	1,021,391
	Frontera Energy Corp.	264,788	2,863,574
#*	GoGold Resources, Inc.	654,661	1,262,717
*	GoldMoney, Inc.	21,135	252,372
*	Greenfire Resources Ltd.	41,938	282,243
*	Haivision Systems, Inc.	30,549	148,657
	High Liner Foods, Inc.	269,296	2,725,969
	Hudbay Minerals, Inc. (HBM US)	3,544,929	81,923,309
	iA Financial Corp., Inc.	6,917	890,220
*	IAMGOLD Corp. (IMG CN)	1,980,473	33,329,858
	IGM Financial, Inc.	120,331	6,708,629
*	Imperial Metals Corp.	142,400	707,623
*	Interfor Corp.	117,322	843,844
*	Journey Energy, Inc.	194,056	824,311
	K-Bro Linen, Inc.	31,500	879,129
*	Kelt Exploration Ltd.	2,299,630	17,014,228
*	Knight Therapeutics, Inc.	752,863	4,156,861
*	Kolibri Global Energy, Inc.	7,063	40,594
	KP Tissue, Inc.	7,820	65,514
	Lassonde Industries, Inc., Class A	18,728	3,081,741
		Shares	Value»
CANADA — (Continued)
	Laurentian Bank of Canada	163,193	$4,838,062
	Leon's Furniture Ltd.	44,251	855,147
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	925,104	61,900,617
	Magellan Aerospace Corp.	118,094	2,178,699
*	Major Drilling Group International, Inc.	242,859	2,801,635
	Martinrea International, Inc.	1,188,108	8,781,687
#*	Mattr Corp.	376,078	2,638,512
*	MDA Space Ltd.	13	398
*	Medexus Pharmaceuticals, Inc.	4,300	12,536
	Melcor Developments Ltd.	141,125	1,926,203
	Methanex Corp. (MEOH US)	316,854	20,766,611
#	Methanex Corp. (MX CN)	71,170	4,656,819
	MTY Food Group, Inc.	140,384	4,194,932
#	Mullen Group Ltd.	1,461,056	22,114,559
	Neo Performance Materials, Inc.	139,268	2,593,941
	North American Construction Group Ltd. (NOA CN)	4,784	70,298
	North American Construction Group Ltd. (NOA US)	104,468	1,532,546
	Northland Power, Inc.	2,593,684	44,604,453
#*	Obsidian Energy Ltd. (OBE CN)	35,400	505,063
#*	Obsidian Energy Ltd. (OBE US)	263,424	3,761,695
	OceanaGold Corp.	668,341	20,694,545
	Onex Corp.	425,600	35,859,624
#	Open Text Corp. (OTEX CN)	1,800	40,801
#	Open Text Corp. (OTEX US)	63,355	1,435,624
#	Paramount Resources Ltd., Class A	1,070,650	24,229,230
	Parex Resources, Inc.	1,185,134	24,970,394
#	Pason Systems, Inc.	384,681	3,956,266
	Petrus Resources Ltd.	54,400	81,299

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Peyto Exploration & Development Corp.	2,837,128	$54,325,983
#	Pizza Pizza Royalty Corp.	542,274	6,227,757
	Polaris Renewable Energy, Inc.	243,812	2,301,078
#	Pollard Banknote Ltd.	3,700	48,594
*	Precision Drilling Corp. (PD CN)	74,846	6,981,297
*	Precision Drilling Corp. (PDS US)	113,110	10,556,556
	Richelieu Hardware Ltd.	30,310	886,306
#	Rogers Sugar, Inc.	229,828	1,111,621
	Russel Metals, Inc.	938,941	36,545,670
*	Saturn Oil & Gas, Inc.	54,000	267,943
*	SNDL, Inc.	172,438	234,515
*	Source Energy Services Ltd.	5,900	77,445
	South Bow Corp. SOBO US	13,891	475,628
*	Spartan Delta Corp.	31	318
Ω	Spin Master Corp.	74,031	1,124,894
*	SSR Mining, Inc. (SSRM CN)	885,160	25,492,307
	Stella-Jones, Inc.	105,451	6,525,719
*	Steppe Gold Ltd.	272,918	263,204
#	Superior Plus Corp.	823,937	4,549,290
	Supremex, Inc.	16,500	43,487
	Surge Energy, Inc.	1,165,311	8,587,450
	Tamarack Valley Energy Ltd.	4,817,278	45,181,376
#*	Tidewater Midstream & Infrastructure Ltd.	14,723	153,366
#	Timbercreek Financial Corp.	204,749	1,020,467
	Torex Gold Resources, Inc.	910,236	37,485,627
	Total Energy Services, Inc.	503,863	8,724,452
#	Transcontinental, Inc., Class A	1,188,020	4,644,154
	Trican Well Service Ltd.	785,496	4,169,342
*	Trisura Group Ltd. (TSU CN)	21,850	707,770
*	Valeura Energy, Inc.	270,782	2,675,227
#	Vermilion Energy, Inc. (VET CN)	104,311	1,408,373
	Vermilion Energy, Inc. (VET US)	2,219,808	29,900,814
	VersaBank (VBNK CN)	20,329	363,224
		Shares	Value»
CANADA — (Continued)
	VersaBank (VBNK US)	4,819	$86,308
*††	Victoria Gold Corp./Vancouver	1,811	120
	Wajax Corp.	323,177	8,046,414
#*	Well Health Technologies Corp.	280,606	892,419
	West Fraser Timber Co. Ltd. (WFG US)	2,234	141,435
*	Western Forest Products, Inc.	24,732	269,287
	Westshore Terminals Investment Corp.	32,630	853,494
	Whitecap Resources, Inc. WCP CN	567,959	6,702,531
#	Whitecap Resources, Inc. WCPRF US	3,715,782	43,957,701
	Winpak Ltd.	88,479	2,615,907
*	Yangarra Resources Ltd.	481,749	510,707
TOTAL CANADA			1,548,158,584
CHINA — (0.4%)
#	China Gold International Resources Corp. Ltd. (CGG CN)	2,920,833	62,745,174
DENMARK — (3.5%)
#	AL Sydbank	1,514,553	129,172,662
	Alm Brand AS	1,605,613	3,755,878
*	Bavarian Nordic AS	467,175	13,751,193
	D/S Norden AS	425,024	20,112,246
*	Dfds AS	137,750	2,958,742
	Djurslands Bank AS	1,222	178,019
	FLSmidth & Co. AS	272,902	20,269,021
	Foroya Banki P	2,875	102,232
#*	GN Store Nord AS	278,849	4,194,325
#	GronlandsBANKEN AS	831	127,674
	H Lundbeck AS (HLUNA DC), Class A	329,924	1,831,073
	H Lundbeck AS (HLUNB DC)	3,282,250	22,065,254
#*	H&H International AS, Class B	22,316	371,944
	Harboes Bryggeri AS, Class B	3,226	56,640
	Jyske Bank AS	1,071,483	149,165,520
#	Matas AS	706,078	11,224,945
#*	NTG Nordic Transport Group AS	50,001	1,463,488

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Per Aarsleff Holding AS	445,276	$51,858,582
	Rockwool AS ROCKA DC, Class A	21,846	671,428
#	Rockwool AS ROCKB DC, Class B	15,324	446,089
Ω	Scandinavian Tobacco Group AS	563,232	5,963,582
#	Schouw & Co. AS	349,915	36,075,201
	SJF Bank AS	97,337	4,774,902
	Skjern Bank	4,257	201,529
#*	Solar AS, Class B	16,672	543,392
	SP Group AS	22,623	1,321,343
	TORM PLC, Class A	367,921	11,793,491
*	Trifork Group AG	4,454	62,126
	UIE PLC	129,761	7,816,358
*	Zealand Pharma AS	124,272	5,877,592
TOTAL DENMARK			508,206,471
FINLAND — (2.2%)
	Aktia Bank OYJ	542,939	6,940,658
	Anora Group OYJ	49,704	203,294
	Aspo OYJ	18,087	129,590
	Atria OYJ	271,974	4,730,416
	Digia OYJ	8,658	58,028
Ω	Enento Group OYJ	36,158	685,940
#	Fiskars OYJ Abp	254,481	4,104,260
#	Hiab OYJ	541,829	32,231,216
	HKFoods OYJ	301,694	564,852
	Huhtamaki OYJ	344,928	11,038,951
	Kalmar OYJ, Class B	535,128	28,697,268
#	Kemira OYJ	2,858,140	59,267,231
	Konecranes OYJ	208,643	6,852,461
*	Lassila & Tikanoja OYJ	23,326	199,521
*	Lindex Group OYJ	199,158	506,445
	Luotea PLC	104,150	299,817
	Mandatum OYJ	2,351,249	18,804,945
#*	Metsa Board OYJ (METSB FH), Class B	3,491,879	11,684,520
#	Nokian Renkaat OYJ	1,537,421	18,914,539
	Olvi OYJ, Class A	21,391	778,802
#	Oma Saastopankki OYJ	22,095	309,435
	Oriola OYJ (OKDBV FH), Class B	45,003	48,793
#	Pihlajalinna OYJ	5,948	78,321
	Raisio OYJ, Class V	1,259,363	3,775,437
	Sanoma OYJ	81,385	885,124
#	Scanfil OYJ	2,985	44,358
#	Stora Enso OYJ, Class R	4,428,145	49,305,483
#Ω	Terveystalo OYJ	190,421	1,743,025
		Shares	Value»
FINLAND — (Continued)
#	Tieto OYJ	1,161,959	$25,959,247
#	Tokmanni Group Corp.	126,351	1,128,107
#	Valmet OYJ	1,000,844	26,133,288
*	YIT OYJ	855,845	2,538,443
TOTAL FINLAND			318,641,815
FRANCE — (4.1%)
#*	74Software SA	3,947	165,539
	AKWEL SADIR	119,062	1,012,442
*	Alstom SA	1,219,405	24,503,073
	Altamir	311,054	8,983,952
	Alten SA	175,188	11,671,249
	Arkema SA	420,584	30,695,871
#	Assystem SA	10,935	589,625
Ω	Ayvens SA	698,911	9,457,843
#	Beneteau SACA	257,587	2,072,916
	Bonduelle SCA	79,244	805,398
	Carrefour SA	1,507,988	30,063,029
*	Cegedim SA	2,935	41,254
	Cie des Alpes	385,861	10,057,947
*	Clariane SE	1,257,520	5,978,235
	Coface SA	1,585,175	29,395,230
	Derichebourg SA	1,524,666	16,243,188
#Ω	Elior Group SA	989,067	3,070,232
	Elis SA	1,238,926	38,283,065
	Etablissements Maurel et Prom SA	860,499	10,047,198
	Eurazeo SE	62,957	3,436,148
*	Eutelsat Communications SACA	853,668	2,726,173
	Exel Industries SA, Class A	525	19,147
	Fnac Darty SA (FNAC FP)	55,878	2,318,454
*	Forvia SE (FRVIA FP)	919,123	10,835,098
*	Gaumont SA	11,739	1,406,741
	GL Events SACA	168,100	6,617,423
	Groupe Crit SA	13,029	849,886
	Groupe SFPI	140,840	304,654
#*	Guerbet	17,862	243,507
	Imerys SA	131,685	3,446,841
	IPSOS SA	226,781	9,617,728
#	Jacquet Metals SACA	302,909	7,895,379
	LNA Sante SA	3,743	126,588
#*Ω	Maisons du Monde SA	61,974	39,388
	Manitou BF SA	67,819	1,627,022
	Mersen SA	263,137	9,900,835
#	Metropole Television SA	91,216	1,393,164
#*	Nexity SA	92,747	920,680

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	North Atlantic Energies	12,895	$944,841
	Opmobility	430,468	7,273,626
	Quadient SA	306,377	4,189,584
#	Remy Cointreau SA	37,077	1,747,841
	Renault SA	366,676	12,881,035
	Rexel SA	1,840,293	77,831,984
	Samse SACA	990	141,447
	Savencia SA	114,234	8,903,372
	SCOR SE	1,279,781	47,752,196
	SEB SA	13,052	801,018
#	Seche Environnement SACA	15,608	1,528,125
	SES SA	5,032,566	41,544,152
*Ω	SMCP SA	117,869	717,955
	Societe BIC SA	16,376	1,129,472
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,285	198,740
	Societe LDC SADIR	1,015	133,197
*	SOITEC	849	127,730
	Sopra Steria Group	64,324	10,036,684
	Stef SA	3,512	480,003
#	Teleperformance SE	153,127	10,371,158
	Television Francaise 1 SA	676,035	5,377,445
	Trigano SA	25,900	4,763,007
#*	Ubisoft Entertainment SA	246,150	1,435,991
	Valeo SE	1,572,782	19,797,147
	Vicat SACA	272,967	19,275,342
	VIEL & Cie SA	15,999	351,030
*	Viridien	79,060	13,446,966
#*	Voltalia SA	16,369	136,028
*Ω	X-Fab Silicon Foundries SE	254,771	1,891,821
TOTAL FRANCE			592,071,079
GERMANY — (3.8%)
	1&1 AG	466,027	12,346,099
*	7C Solarparken AG	23,125	51,285
#	All for One Group SE	690	29,094
#	Allgeier SE	6,513	124,055
Ω	Aumann AG	4,826	72,078
*	Aumovio SE	10,063	436,417
#	Aurubis AG	388,748	83,654,602
#*	BayWa AG (BYW6 GR)	177,120	584,423
Ω	Befesa SA	302,591	11,598,936
	Bijou Brigitte AG	39,808	2,319,455
	Bilfinger SE	182,204	21,013,747
#	Borussia Dortmund GmbH & Co. KGaA	1,014,840	3,799,551
		Shares	Value»
GERMANY — (Continued)
	Brenntag SE	101,182	$7,368,570
	CANCOM SE (COK GR)	98,902	2,875,055
	Cewe Stiftung & Co. KGaA	20,037	2,220,204
#	Deutsche Beteiligungs AG	171,562	5,153,651
Ω	Deutsche Pfandbriefbank AG	144,337	550,562
	Deutz AG	1,903,378	22,257,062
	Draegerwerk AG & Co. KGaA	44,281	3,635,100
	Duerr AG	426,383	10,580,566
Ω	DWS Group GmbH & Co. KGaA	22,619	1,566,821
	ElringKlinger AG	79,941	516,247
#	Energiekontor AG	2,276	108,791
	Evonik Industries AG	266,833	5,518,957
#*	Evotec SE	477,830	2,957,372
	FORTEC Elektronik AG	1,354	17,132
*	Fraport AG Frankfurt Airport Services Worldwide	547,578	44,930,310
	Freenet AG	33,262	1,059,388
#	Gerresheimer AG	70,453	2,033,749
	Gesco SE	116,392	2,028,137
	GFT Technologies SE	42,118	918,454
	Grenke AG	142,639	2,132,759
#*	Heidelberger Druckmaschinen AG	1,433,619	2,476,926
#*	HelloFresh SE	953,112	5,175,993
	Hornbach Holding AG & Co. KGaA	129,384	12,301,063
#	HUGO BOSS AG	85,917	3,643,452
	Indus Holding AG	196,547	6,893,364
Ω	Instone Real Estate Group SE	15,086	156,363
	Jenoptik AG	201,319	7,922,710
Ω	JOST Werke SE	15,242	927,743
	K&S AG	3,549	66,397
	KION Group AG	1,005,529	52,479,963
#*	Kloeckner & Co. SE	209,493	2,925,870
*	Koenig & Bauer AG	17,454	190,873
#	Kontron AG	47,136	1,181,844
	Krones AG	32,181	4,657,431
	KSB SE & Co. KGaA	5,653	6,504,036
	KWS Saat SE & Co. KGaA	65,371	5,899,465
	Lanxess AG	535,791	11,417,880
	Mediclin AG	23,016	91,453
#*	Medios AG	6,020	96,739
	MLP SE	1,297,480	12,146,201

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Multitude AG	6,840	$47,936
#	Mutares SE & Co. KGaA	92,629	2,683,108
#	Norma Group SE	112,229	1,934,770
	Patrizia SE	96,069	844,611
	ProCredit Holding AG	53,047	509,142
#	Puma SE (PUM GR)	173,005	5,296,358
	PWO AG	5,898	185,851
*	Q Beyond Ag Konv Namens Aktien	170,958	734,906
#	RTL Group SA	229,010	8,799,647
	SAF-Holland SE	750,702	15,493,876
	Salzgitter AG	100,597	5,690,318
	Schaeffler AG	449,157	4,270,445
#	Siltronic AG	70,736	6,627,581
	Sixt SE	58,869	4,710,655
	Stabilus SE	42,034	851,858
#	STRATEC SE	18,274	378,671
#	Suedzucker AG	680,432	9,897,740
	Surteco Group SE	62,147	738,850
#	Takkt AG	203,341	651,612
	Technotrans SE	12,274	472,124
	thyssenkrupp AG	1,706,320	20,307,077
*	Tkms AG& Co. KGaA	879	90,381
	United Internet AG	1,042,606	32,755,873
	Vossloh AG	88,307	7,840,705
	Wacker Chemie AG	42,706	4,686,348
	Wacker Neuson SE	689,817	15,573,258
	Wuestenrot & Wuerttembergische AG	203,259	3,539,779
TOTAL GERMANY			547,227,875
GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0
HONG KONG — (1.6%)
	Aeon Credit Service Asia Co. Ltd.	1,404,000	1,515,626
*	Allied Group Ltd.	31,060,000	10,549,316
	APAC Resources Ltd. 1104 HK	1,500,000	458,308
	Asia Financial Holdings Ltd.	3,250,106	1,933,418
*	Asia Standard International Group Ltd.	3,339,503	86,411
	Bank of East Asia Ltd.	6,200,773	10,850,502
	Build King Holdings Ltd.	130,000	30,126
	Chen Hsong Holdings	1,450,000	293,556
		Shares	Value»
HONG KONG — (Continued)
	Cheuk Nang Holdings Ltd.	3,139,016	$505,396
	Chevalier International Holdings Ltd.	1,134,858	579,113
	Chow Sang Sang Holdings International Ltd.	3,318,000	4,976,941
*	Chuang's Consortium International Ltd.	11,569,520	442,637
	CITIC Telecom International Holdings Ltd.	12,661,000	4,495,349
#*	CMBC Capital Holdings Ltd.	370,000	100,469
*	CSI Properties Ltd.	109,163,666	2,984,848
	CTF Services Ltd.	11,170,116	11,599,824
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	2,153,888	3,466,435
	Dah Sing Financial Holdings Ltd.	2,206,156	11,616,010
	Dickson Concepts International Ltd.	2,048,500	1,618,081
	Eagle Nice International Holdings Ltd.	738,000	286,783
*††	EcoGreen International Group Ltd.	3,623,840	0
#*	Emperor Capital Group Ltd.	6,270,000	69,264
	Emperor Watch & Jewellery Ltd.	52,780,000	2,034,710
*	Far East Consortium International Ltd.	22,392,679	2,185,634
	First Pacific Co. Ltd.	25,376,000	17,804,868
*	First Shanghai Investments Ltd.	2,088,000	59,507
	Get Nice Holdings Ltd.	1,049,864	415,472
	Glorious Sun Enterprises Ltd.	3,138,000	561,139
	Gold Peak Technology Group Ltd.	6,320,907	573,057
	Golden Resources Development International Ltd.	3,349,000	151,247
	Great Eagle Holdings Ltd.	2,479,240	5,646,305
	G-Resources Group Ltd.	360,000	362,246

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Guotai Junan International Holdings Ltd.	12,725,000	$3,942,363
	Hang Lung Group Ltd.	4,540,000	9,428,493
	Hang Lung Properties Ltd.	9,999,364	11,755,612
	Harbour Centre Development Ltd.	1,779,000	1,031,890
*	HKR International Ltd.	8,086,400	1,226,763
	Hon Kwok Land Investment Co. Ltd.	4,840,935	604,450
	Hong Kong Ferry Holdings Co. Ltd.	1,764,000	1,156,175
	Hong Kong Technology Venture Co. Ltd.	464,000	64,288
*	Hongkong & Shanghai Hotels Ltd.	6,683,341	5,028,270
*	Hongkong Chinese Ltd.	5,469,090	227,319
	Hung Hing Printing Group Ltd.	6,999,275	720,949
	Hutchison Telecommunications Hong Kong Holdings Ltd.	9,810,000	1,452,392
	IGG, Inc.	257,000	102,201
	Johnson Electric Holdings Ltd.	4,209,614	11,423,503
	K Wah International Holdings Ltd.	5,839,000	1,705,757
	Keck Seng Investments Hong Kong Ltd.	640,000	193,097
	Kerry Properties Ltd.	4,648,500	14,148,864
	KLN Logistics Group Ltd.	1,126,000	969,825
#	Kowloon Development Co. Ltd.	7,026,128	4,207,991
*	Lai Sun Development Co. Ltd.	7,026,996	837,854
*	Lai Sun Garment International Ltd.	7,405,359	942,411
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	331,165	24,288
*	Lerado Financial Group Co. Ltd.	65,840	2,158
	Liu Chong Hing Investment Ltd.	2,122,000	1,256,761
		Shares	Value»
HONG KONG — (Continued)
	Luk Fook Holdings International Ltd.	1,147,000	$3,289,510
	Miramar Hotel & Investment	2,135,000	2,953,595
*	Mongolian Mining Corp.	840,000	1,018,537
	Nanyang Holdings Ltd.	98,350	377,474
	National Electronics Holdings	1,445,648	75,207
	Oriental Media Group Ltd.	118,000	4,056
	Oriental Watch Holdings	5,658,587	2,367,772
	Pacific Basin Shipping Ltd.	30,087,000	11,772,566
	Pacific Textiles Holdings Ltd.	2,052,000	306,601
#	PAX Global Technology Ltd.	5,616,000	2,801,049
	Pico Far East Holdings Ltd.	492,000	152,808
	Playmates Holdings Ltd.	19,241,000	1,292,251
	Safety Godown Co. Ltd.	140,000	41,336
	SAS Dragon Holdings Ltd.	36,000	26,569
	SEA Holdings Ltd.	2,211,368	384,995
	Shangri-La Asia Ltd.	2,194,000	1,247,956
	Singamas Container Holdings Ltd.	9,438,000	720,320
	SmarTone Telecommunications Holdings Ltd.	1,975,500	1,266,100
*	South China Holdings Co. Ltd.	641,751	2,052
	Sun Hung Kai & Co. Ltd.	4,146,688	2,271,909
	TAI Cheung Holdings Ltd.	2,274,000	1,152,670
	Tan Chong International Ltd.	3,723,000	774,287
#*	Television Broadcasts Ltd.	681,700	239,829
	Tern Properties Co. Ltd.	146,000	19,384
	Texhong International Group Ltd.	566,500	512,187
	Texwinca Holdings Ltd.	6,606,000	1,042,590
	Tian Teck Land Ltd.	384,000	94,821

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Transport International Holdings Ltd.	1,357,029	$1,764,595
	Truly International Holdings Ltd.	992,000	127,130
#	United Laboratories International Holdings Ltd.	4,282,000	5,149,079
	Upbest Group Ltd.	4,476,000	370,969
#	Value Partners Group Ltd.	117,000	31,694
	Vedan International Holdings Ltd.	5,500,000	557,180
*	Viva Goods Co. Ltd.	1,504,000	113,021
	VSTECS Holdings Ltd.	2,288,000	2,997,408
*	Wealthink AI-Innovation Capital Ltd.	5,084,000	133,739
	Wing On Co. International Ltd.	2,095,500	4,109,602
	Wing Tai Properties Ltd.	172,749	48,934
*	Xingye Alloy Materials Group Ltd.	1,406,000	163,449
	Xinyi Glass Holdings Ltd.	1,231,000	1,527,808
#	Yue Yuen Industrial Holdings Ltd.	7,360,000	13,688,929
TOTAL HONG KONG			237,698,240
IRELAND — (0.1%)
	Cairn Homes PLC	1,043,221	2,669,233
	FBD Holdings PLC (FBD ID)	5,106	96,043
*Ω	Glenveagh Properties PLC	3,294,554	8,175,213
*	Permanent TSB Group Holdings PLC	115,799	396,490
TOTAL IRELAND			11,336,979
ISRAEL — (1.3%)
#	Albaad Massuot Yitzhak Ltd.	15,463	185,013
	Alrov Properties & Lodgings Ltd.	13,259	1,199,746
	Arad Ltd.	4,152	59,605
*	Ashdod Refinery Ltd.	4,585	156,667
	AudioCodes Ltd. (AUDC US)	1,954	18,094
	Ayalon Holdings Ltd.	6,846	354,438
		Shares	Value»
ISRAEL — (Continued)
#	Azorim-Investment Development & Construction Co. Ltd.	805,226	$5,374,363
*	Carasso Motors Ltd.	347,188	3,750,451
#	Carasso Real Estate Ltd.	51,022	686,860
	Cellcom Israel Ltd. (CEL IT)	365,186	4,485,809
	Cellcom Israel Ltd. (CELJF US)	29,907	337,949
#*	Cielo-Blu Group Ltd.	129,323	141,326
#	Clal Insurance Enterprises Holdings Ltd.	137,915	11,917,377
#	Delek Automotive Systems Ltd.	39,884	303,389
#	Delta Galil Ltd.	8,866	513,712
	Diplomat Holdings Ltd.	4,967	89,005
#	Direct Finance of Direct Group 2006 Ltd.	2,999	548,825
	Dor Alon Energy in Israel 1988 Ltd.	22,296	1,834,789
*	Equital Ltd.	394,618	16,976,887
*	Gilat Satellite Networks Ltd.	65,252	1,181,681
#*	Hagag Group Real Estate Development	83,641	890,747
	Harel Insurance Investments & Financial Services Ltd.	23,514	1,456,033
*	IES Holdings Ltd.	11,496	2,372,850
	Isracard Ltd.	1,148,620	5,866,763
	Isras Investment Co. Ltd.	13,744	3,970,094
	Issta Ltd.	19,170	684,039
*	Kamada Ltd. (KMDA US)	27,006	219,829
	Kardan Real Estate Enterprise & Development Ltd.	10,908	22,319
	Kerur Holdings Ltd.	11,729	326,436
	Klil Industries Ltd.	477	30,786
	Land Development Nimrodi Group Ltd.	29,499	377,712
	Mediterranean Towers Ltd.	415,011	2,388,882
	Menora Mivtachim Holdings Ltd.	340,803	55,626,366

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Meshulam Levinstein Contracting & Engineering Ltd.	3,716	$663,114
*	Migdal Insurance & Financial Holdings Ltd.	728,998	4,657,819
#	Mivtach Shamir Holdings Ltd.	11,585	1,743,779
	Nawi Group Ltd.	82,636	1,427,872
	Oil Refineries Ltd.	21,723,719	11,107,120
#	Palram Industries 1990 Ltd.	58,148	1,008,209
	Paz Retail & Energy Ltd.	78,807	21,808,528
*	Perion Network Ltd.	6,902	70,751
	Plasson Industries Ltd.	13,894	755,160
#*	Prashkovsky Investments & Construction Ltd.	54,397	2,914,714
#*	REIT Azorim Hf. Living Ltd.	25,638	49,689
	Scope Metals Group Ltd.	23,469	1,788,385
	Summit Real Estate Holdings Ltd.	545,146	10,208,280
Ω	Tamar Petroleum Ltd.	219,905	2,288,436
*	Tera Light Ltd.	56,133	360,049
	Villar International Ltd.	1,576	98,853
TOTAL ISRAEL			185,299,600
ITALY — (4.7%)
	A2A SpA	8,039,106	22,893,209
	ACEA SpA	43,978	1,153,926
#	Aeroporto Guglielmo Marconi Di Bologna SpA	5,582	60,327
#*	Aquafil SpA	118,283	199,376
	Ariston Holding NV	691,977	3,194,814
	Arnoldo Mondadori Editore SpA	231,517	560,023
	Ascopiave SpA	104,373	426,776
	Banca IFIS SpA	368,711	10,045,003
#*Ω	Banca Sistema SpA	542,986	1,051,489
#	Banco di Desio e della Brianza SpA	516,804	5,605,039
#	Biesse SpA	11,205	77,722
	BPER Banca SpA	3,087,682	45,579,677
#	Brembo NV	860,462	8,108,536
#	Buzzi SpA	1,563,705	85,618,686
*	Cairo Communication SpA	786,092	2,309,458
		Shares	Value»
ITALY — (Continued)
	Cementir Holding NV	1,264,274	$22,617,947
*	CIR SpA-Compagnie Industriali	8,015,997	6,292,795
	Credito Emiliano SpA	1,477,196	26,178,715
	d'Amico International Shipping SA	707,426	6,637,108
#	Danieli & C Officine Meccaniche SpA (DAN IM)	291,919	22,863,002
	Danieli & C Officine Meccaniche SpA (DANR IM)	398,888	22,446,917
	Emak SpA	675,320	716,050
#	ERG SpA	276,607	7,475,469
	Esprinet SpA	385,460	2,594,812
#	Ferretti SpA	834,551	3,897,153
	Fila SpA	86,214	941,333
	FNM SpA	2,243,742	1,336,236
	Garofalo Health Care SpA	25,820	155,421
	Gefran SpA	5,896	81,002
#	GPI SpA	11,826	223,845
#*Ω	GVS SpA	45,642	227,206
	Hera SpA	1,987,619	9,379,530
#	IMMSI SpA	2,171,429	1,257,701
	Industrie De Nora SpA	73,432	534,443
#	Italmobiliare SpA	114,256	3,903,765
#	Iveco Group NV	2,307,976	37,858,748
#	MARR SpA	107,165	1,085,717
#	MFE-MediaForEurope NV, Class A	1,883,089	6,210,344
	MFE-MediaForEurope NV (MFEA IM), Class A	1,991,738	6,796,713
#	MFE-MediaForEurope NV (MFEB IM), Class B	590,959	2,565,282
#Ω	Nexi SpA	2,805,927	13,374,672
	Orsero SpA	91,858	1,755,671
Ω	OVS SpA	5,039,445	29,990,584
Ω	Pirelli & C SpA	4,985,116	34,288,671
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,578,533	1,790,322
	Sabaf SpA	3,876	62,043
*	Safilo Group SpA	838,780	1,577,458
#*	Salvatore Ferragamo SpA	177,246	1,545,428
	Sogefi SpA	444,482	1,071,861
#*	Telecom Italia SpA (TIT IM)	172,339,212	136,006,678
*	Telecom Italia SpA (TITR IM)	12,150,514	11,219,079

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	TREVI - Finanziaria Industriale SpA	1,087,011	$395,866
#	Unipol Assicurazioni SpA	2,130,474	55,666,304
	Webuild SpA	2,045,964	6,081,335
TOTAL ITALY			675,987,287
JAPAN — (27.4%)
	77 Bank Ltd.	2,694,300	51,867,901
	Achilles Corp.	42,600	378,593
#	AD Works Group Co. Ltd.	384,599	1,001,262
	ADEKA Corp.	92,100	2,306,696
	AEON Financial Service Co. Ltd.	1,100,014	10,939,204
#	Ahresty Corp.	71,400	379,868
	Aichi Corp.	224,000	2,001,533
	Aichi Steel Corp.	323,336	5,963,000
#	Aichi Tokei Denki Co. Ltd.	112,363	2,076,815
	Aida Engineering Ltd.	216,522	1,644,073
	Ainavo Holdings Co. Ltd.	39,200	198,991
	Aiphone Co. Ltd.	187,000	3,334,447
#	Airport Facilities Co. Ltd.	400,400	2,483,986
	Aisan Industry Co. Ltd.	766,630	8,470,232
	Akatsuki Corp.	30,400	126,120
	Akatsuki, Inc.	28,600	506,083
*	Akebono Brake Industry Co. Ltd.	186,799	151,217
#	Albis Co. Ltd.	35,288	555,383
	Alconix Corp.	415,925	6,606,774
	Alfresa Holdings Corp.	131,200	1,980,685
#	Alinco, Inc.	70,200	456,842
#	Alpen Co. Ltd.	331,412	4,169,564
	Alpha Corp.	12,100	93,993
#	Alps Alpine Co. Ltd.	2,945,480	44,200,505
#	Amuse, Inc.	22,000	275,313
	Anabuki Kosan, Inc.	27,900	446,680
	AOKI Holdings, Inc.	467,200	4,628,727
	Aoyama Trading Co. Ltd.	1,200,357	6,051,081
#	Arakawa Chemical Industries Ltd.	108,053	863,633
	Arata Corp.	201,900	3,581,922
#	Araya Industrial Co. Ltd.	50,200	798,356
#*	ARCHION Corp.	715,487	1,384,769
	ARCLANDS Corp.	259,500	2,942,175
	Arcs Co. Ltd.	433,400	9,418,369
		Shares	Value»
JAPAN — (Continued)
	Arisawa Manufacturing Co. Ltd.	421,782	$7,343,400
	Artience Co. Ltd.	526,200	13,124,957
#	Artnature, Inc.	33,100	170,572
	Asahi Co. Ltd.	23,100	189,978
#	Asahi Diamond Industrial Co. Ltd.	472,836	3,916,247
	Asahi Kogyosha Co. Ltd.	322,296	7,682,421
	Asahi Printing Co. Ltd.	6,200	34,117
	Asia Pile Holdings Corp.	544,800	4,872,357
	ASKA Pharmaceutical Holdings Co. Ltd.	332,000	6,139,056
#	Astena Holdings Co. Ltd.	600,900	1,852,377
#*	Asti Corp.	5,400	81,806
	Autobacs Seven Co. Ltd.	70,900	688,496
	Awa Bank Ltd.	261,901	10,626,036
	Bando Chemical Industries Ltd.	554,600	7,179,841
	Bank of Nagoya Ltd.	472,512	17,644,276
#	Bank of Saga Ltd.	163,934	5,347,765
#	Bank of the Ryukyus Ltd.	129,813	2,085,542
	Belluna Co. Ltd.	781,952	4,213,179
	BML, Inc.	17,900	435,255
	Buffalo, Inc.	3,200	50,465
	Bunka Shutter Co. Ltd.	257,600	3,035,884
	Business Brain Showa-Ota, Inc.	2,400	14,026
	Carlit Co. Ltd.	389,900	6,809,909
#	Cawachi Ltd.	292,400	5,580,829
#	CCI Group, Inc.	4,359,150	26,203,313
	Central Glass Co. Ltd.	539,000	14,107,553
	Chiba Kogyo Bank Ltd.	878,442	11,786,567
#	Chino Corp.	10,800	109,049
	Chiyoda Integre Co. Ltd.	154,500	2,965,627
	Chori Co. Ltd.	119,300	3,243,362
	Chubu Shiryo Co. Ltd.	489,284	5,262,387
#	Chubu Steel Plate Co. Ltd.	7,800	112,101
	Chudenko Corp.	235,560	7,156,544
	Chuetsu Pulp & Paper Co. Ltd.	82,600	1,018,179
#	Chugai Ro Co. Ltd.	16,100	484,936

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chugin Financial Group, Inc.	1,022,200	$19,024,253
	Chuo Gyorui Co. Ltd.	48,800	1,178,779
#	Chuo Spring Co. Ltd.	117,431	2,810,172
#	Chuo Warehouse Co. Ltd.	50,500	639,912
	Citizen Watch Co. Ltd.	2,823,200	32,709,799
#	CK-San-Etsu Co. Ltd.	9,500	252,450
	Cleanup Corp.	143,000	791,101
#	CMK Corp.	537,800	2,173,200
	Cosel Co. Ltd.	107,600	874,669
	Cosmos Initia Co. Ltd.	3,000	22,029
#	CTI Engineering Co. Ltd.	150,300	2,705,383
	Dai Nippon Toryo Co. Ltd.	202,750	1,597,528
	Daido Metal Co. Ltd.	233,370	1,316,436
	Daido Steel Co. Ltd.	1,835,500	21,458,683
	Daihatsu Infinearth Mfg Co. Ltd.	367,700	7,013,354
	Daiho Corp.	533,800	2,528,714
	Daiichi Jitsugyo Co. Ltd.	391,000	7,992,814
	Daiichi Kensetsu Corp.	12,800	302,210
	Daiki Aluminium Industry Co. Ltd.	49,399	464,165
#	Daikyonishikawa Corp.	280,849	1,527,780
	Dainichi Co. Ltd.	207,300	1,335,564
#	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	582,828	3,978,909
	Daio Paper Corp.	108,499	663,513
	Daishi Hokuetsu Financial Group, Inc.	3,254,158	40,573,832
#	Daishinku Corp.	84,225	392,913
	Daisue Construction Co. Ltd.	167,300	3,663,245
	Daito Pharmaceutical Co. Ltd.	248,164	1,989,754
	Daiwa Industries Ltd.	17,700	216,375
	DCM Holdings Co. Ltd.	1,772,510	16,559,750
	Denka Co. Ltd.	177,550	4,624,020
#	Denyo Co. Ltd.	327,400	7,522,653
	DIC Corp.	1,092,182	25,004,578
	DKS Co. Ltd.	89,979	4,867,338
	DMW Corp.	45,400	1,622,472
	Doshisha Co. Ltd.	136,200	2,844,144
		Shares	Value»
JAPAN — (Continued)
	Dowa Holdings Co. Ltd.	359,500	$21,876,125
	DyDo Group Holdings, Inc.	16,200	261,933
#	Eagle Industry Co. Ltd.	407,899	7,343,407
#	EDION Corp.	2,078,900	28,164,309
#	Ehime Bank Ltd.	193,870	2,198,046
#	Eizo Corp.	39,600	521,230
	EJ Holdings, Inc.	68,300	739,521
	Endo Lighting Corp.	187,200	3,368,568
#	Enomoto Co. Ltd.	46,417	979,558
#	Eslead Corp.	182,700	6,789,160
	Exedy Corp.	390,336	15,281,812
	EXEO Group, Inc.	252,500	4,635,841
#	FALCO HOLDINGS Co. Ltd.	11,900	191,413
	FCC Co. Ltd.	519,945	11,084,450
	Feed One Co. Ltd.	358,280	2,552,787
#	Ferrotec Corp.	466,114	22,472,113
#	FIDEA Holdings Co. Ltd.	23,996	292,779
#	First Bank of Toyama Ltd.	612,100	10,088,049
	FJ Next Holdings Co. Ltd.	434,760	4,189,053
	Foster Electric Co. Ltd.	112,190	2,136,467
#	F-Tech, Inc.	8,300	39,573
	Fuji Co. Ltd.	12,300	159,857
#	Fuji Corp. Ltd.	114,946	589,977
#	Fuji Die Co. Ltd.	10,200	65,139
#	Fuji Pharma Co. Ltd.	151,200	2,122,704
	Fuji Seal International, Inc.	278,670	4,403,849
#	Fujicco Co. Ltd.	46,200	450,055
	Fujikura Composites, Inc.	400,700	6,429,925
#	Fujikura Kasei Co. Ltd.	83,500	648,867
	Fujisash Co. Ltd.	10,700	55,854
	Fujishoji Co. Ltd.	6,200	38,319
#	FuKoKu Co. Ltd.	188,600	2,125,536
	Fukuda Corp.	104,800	5,615,961
#	Fukui Bank Ltd.	33,600	805,480
	Fukuyama Transporting Co. Ltd.	285,162	9,473,454
	Furukawa Co. Ltd.	436,056	11,633,387
	Furuno Electric Co. Ltd.	320,200	14,856,937
#	Fuso Pharmaceutical Industries Ltd.	36,001	508,404

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Futaba Industrial Co. Ltd.	1,140,900	$7,126,790
	Fuyo General Lease Co. Ltd.	618,600	17,127,312
#	Gakken Holdings Co. Ltd.	206,200	1,268,813
	Gecoss Corp.	282,700	2,908,423
	Geo Holdings Corp.	357,800	4,263,925
	GLOBERIDE, Inc.	38,300	508,397
	Glory Ltd.	380,752	9,685,252
#	GMS Group Co. Ltd.	381,744	926,593
#	Godo Steel Ltd.	119,000	2,165,429
	Goldcrest Co. Ltd.	157,930	3,366,750
#	Grandy House Corp.	194,800	667,507
	GS Yuasa Corp.	640,100	25,882,866
#	GSI Creos Corp.	179,414	2,782,132
	G-Tekt Corp.	453,549	5,223,168
	Gun-Ei Chemical Industry Co. Ltd.	31,300	1,036,025
	Gunma Bank Ltd.	5,359,796	73,389,172
	Gunze Ltd.	622,992	14,376,397
	H.U. Group Holdings, Inc.	2,971	59,277
	H2O Retailing Corp.	1,135,939	16,668,087
#	Hagihara Industries, Inc.	64,105	672,435
	Hamakyorex Co. Ltd.	325,100	3,566,321
	Hanwa Co. Ltd.	3,155,000	32,587,769
	Harima Chemicals Group, Inc.	68,000	383,508
#	Hashimoto Sogyo Holdings Co. Ltd.	6,300	50,349
	Heiwado Co. Ltd.	441,010	7,473,875
	Hibiya Engineering Ltd.	166,600	3,200,286
	Hirakawa Hewtech Corp.	55,084	1,426,073
#	Hirano Tecseed Co. Ltd.	20,400	232,150
	Hirata Corp.	136,296	2,838,751
	Hirogin Holdings, Inc.	3,637,581	42,972,188
#	Hisaka Works Ltd.	145,400	1,488,425
#	Hodogaya Chemical Co. Ltd.	103,648	1,658,141
	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	3,546,301
#	Hokkan Holdings Ltd.	79,500	1,097,504
	Hokko Chemical Industry Co. Ltd.	361,100	3,929,901
#	Hokuetsu Corp.	2,414,074	13,709,522
	Hokuhoku Financial Group, Inc.	1,279,210	48,767,233
	Hokuriku Electric Industry Co. Ltd.	112,268	1,969,024
		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electrical Construction Co. Ltd.	184,720	$1,997,053
	H-One Co. Ltd.	5,100	41,010
	Hoosiers Holdings Co. Ltd.	257,600	1,941,549
	Hosiden Corp.	944,500	16,774,816
	Hosokawa Micron Corp.	2,300	87,204
#	Howa Machinery Ltd.	67,620	656,519
	Hyakugo Bank Ltd.	2,616,190	29,770,700
	Hyakujushi Bank Ltd.	448,396	6,832,916
	Ichikawa Co. Ltd.	3,800	76,229
	Ichiken Co. Ltd.	104,406	1,858,616
	Ichikoh Industries Ltd.	287,700	936,064
	Ichinen Holdings Co. Ltd.	185,800	2,561,130
#	Icom, Inc.	4,300	83,153
#	Iino Kaiun Kaisha Ltd.	574,600	6,030,384
#	Inaba Seisakusho Co. Ltd.	108,900	1,156,570
	Inabata & Co. Ltd.	611,100	15,064,513
#	Ines Corp.	427,100	5,637,863
	INFRONEER Holdings, Inc.	755,900	10,290,598
#	Innotech Corp.	320,700	5,941,746
	Iriso Electronics Co. Ltd.	101,499	2,186,102
#	Iseki & Co. Ltd.	101,613	1,101,701
	Ishihara Sangyo Kaisha Ltd.	760,400	14,646,202
	Ishizuka Glass Co. Ltd.	15,199	281,381
	Itochu Enex Co. Ltd.	507,700	6,177,825
#	Itoham Yonekyu Holdings, Inc.	289,940	9,660,117
	IwaiCosmo Holdings, Inc.	426,000	10,130,691
	Iwatani Corp.	320,100	3,935,170
	Iyogin Holdings, Inc.	1,454,800	28,036,007
	Izumi Co. Ltd.	300,300	1,818,299
#	J Trust Co. Ltd.	34,800	148,733
	Jaccs Co. Ltd.	437,900	11,373,711
#	JAFCO Group Co. Ltd.	447,500	6,152,666
#	JANOME Corp.	261,100	1,862,207
#	Japan Cash Machine Co. Ltd.	10,000	62,259
#	Japan Foundation Engineering Co. Ltd.	225,300	1,057,215
#	Japan Medical Dynamic Marketing, Inc.	57,400	201,462

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Oil Transportation Co. Ltd.	35,321	$1,155,333
	Japan Pulp & Paper Co. Ltd.	2,185,500	15,449,388
	Japan Securities Finance Co. Ltd.	342,100	4,709,734
#	Japan Transcity Corp.	844,100	6,262,947
	Japan Wool Textile Co. Ltd.	781,900	8,932,381
#	JK Holdings Co. Ltd.	260,000	2,244,126
#	JMS Co. Ltd.	79,661	217,479
	J-Oil Mills, Inc.	309,100	3,883,589
#	Joshin Corp.	140,639	2,612,652
	JSP Corp.	149,099	2,196,714
	JTEKT Corp.	614,079	7,499,976
	Juroku Financial Group, Inc.	2,124,500	27,912,798
	K&O Energy Group, Inc.	253,000	7,707,141
	Kamei Corp.	564,500	11,554,995
#	Kanaden Corp.	340,900	5,100,422
	Kanadevia Corp.	18,400	141,815
#	Kanagawa Chuo Kotsu Co. Ltd.	1,600	32,924
	Kanamoto Co. Ltd.	374,941	11,052,404
	Kandenko Co. Ltd.	269,577	11,759,355
	Kaneka Corp.	680,600	21,287,034
	Kanematsu Corp.	624,660	8,592,258
	Kanto Denka Kogyo Co. Ltd.	198,529	2,124,320
	Katakura Industries Co. Ltd.	133,500	2,185,874
#	Kawada Technologies, Inc.	853,500	8,169,451
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,808	49,129
	Keihin Co. Ltd.	31,700	599,738
	KEIWA, Inc.	14,100	108,145
	Keiyo Bank Ltd.	1,178,570	16,336,592
	KEL Corp.	4,000	36,259
	Kenko Mayonnaise Co. Ltd.	141,130	1,912,823
	Kimoto Co. Ltd.	49,900	75,661
	Kimura Unity Co. Ltd.	193,200	1,110,969
#	Kitagawa Corp.	28,619	282,207
#	Kita-Nippon Bank Ltd.	10,643	319,733
#	Kitano Construction Corp.	346,108	2,551,497
	Kitz Corp.	491,900	6,622,387
	Kiyo Bank Ltd.	323,800	8,575,009
		Shares	Value»
JAPAN — (Continued)
*	KNT-CT Holdings Co. Ltd.	2,848	$35,667
	Koa Corp.	151,678	1,827,582
#	Koatsu Gas Kogyo Co. Ltd.	211,400	1,484,996
	Kohnan Shoji Co. Ltd.	189,376	4,899,533
#	Koike Sanso Kogyo Co. Ltd.	21,400	254,178
#	Kojima Co. Ltd.	112,200	863,479
#	Komatsu Matere Co. Ltd.	5,035	23,647
#	Komatsu Wall Industry Co. Ltd.	308,800	5,135,129
	Komehyo Holdings Co. Ltd.	1,300	43,996
	Komeri Co. Ltd.	474,800	10,129,499
	Komori Corp.	208,371	1,998,369
	Konica Minolta, Inc.	1,148,690	3,652,797
	Konoike Transport Co. Ltd.	387,600	6,993,263
#	Konoshima Chemical Co. Ltd.	12,588	146,628
#	KPP Group Holdings Co. Ltd.	494,812	3,066,156
#	KRS Corp.	213,300	4,188,732
	K's Holdings Corp.	556,700	6,434,803
	KU Holdings Co. Ltd.	213,600	1,553,812
	Kumagai Gumi Co. Ltd.	424,040	4,065,438
#	Kumiai Chemical Industry Co. Ltd.	227,700	1,104,576
#	Kurabo Industries Ltd.	271,400	16,407,579
	Kureha Corp.	283,700	7,119,980
#	Kurimoto Ltd.	893,000	8,656,577
	Kuriyama Holdings Corp.	109,370	1,279,506
	KVK Corp.	2,500	38,693
	KYB Corp.	605,600	17,453,360
#	Kyodo Printing Co. Ltd.	313,200	3,091,714
	Kyoei Steel Ltd.	292,843	3,556,429
	Kyokuto Boeki Kaisha Ltd.	9,400	112,352
	Kyokuto Kaihatsu Kogyo Co. Ltd.	586,750	10,129,529
#	Kyokuto Securities Co. Ltd.	87,957	873,657
#	Kyokuyo Co. Ltd.	62,799	1,808,113
	Kyorin Pharmaceutical Co. Ltd.	190,099	1,880,944
	Kyosan Electric Manufacturing Co. Ltd.	853,900	3,821,589

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kyowa Electronic Instruments Co. Ltd.	232,900	$1,126,970
#	Kyowa Leather Cloth Co. Ltd.	122,300	715,665
	Kyushu Financial Group, Inc.	223,780	1,827,510
	Kyushu Leasing Service Co. Ltd.	85,000	763,292
	Lintec Corp.	156,600	5,067,702
#	Look Holdings, Inc.	127,599	2,110,210
#	Mabuchi Motor Co. Ltd.	221,000	2,079,936
#	Maezawa Industries, Inc.	86,200	997,350
#	Maezawa Kasei Industries Co. Ltd.	224,500	2,812,654
#	Maezawa Kyuso Industries Co. Ltd.	317,000	3,027,239
*	Makino Milling Machine Co. Ltd.	301,512	22,899,509
#	Mamiya-Op Co. Ltd.	15,800	125,699
*	Mandom Corp.	32,638	640,657
#	Mars Group Holdings Corp.	20,000	356,605
	Marubun Corp.	360,600	2,690,858
#	Marudai Food Co. Ltd.	339,574	4,912,534
	Maruichi Steel Tube Ltd.	646,500	6,003,754
#	Maruyama Manufacturing Co., Inc.	14,300	212,799
	Maruzen CHI Holdings Co. Ltd.	16,900	37,161
	Maruzen Showa Unyu Co. Ltd.	291,200	14,418,460
	Matsuda Sangyo Co. Ltd.	212,300	9,048,617
#	Matsui Construction Co. Ltd.	272,400	2,645,881
	Maxell Ltd.	276,958	3,538,847
#	Medius Holdings Co. Ltd.	10,800	56,206
	Megmilk Snow Brand Co. Ltd.	628,169	12,622,410
#	Meiji Electric Industries Co. Ltd.	67,300	882,504
#*	Meiji Shipping Group Co. Ltd.	15,400	126,113
	Meisei Industrial Co. Ltd.	484,900	5,719,846
#	Meiwa Corp.	112,500	596,840
		Shares	Value»
JAPAN — (Continued)
#	Meiwa Estate Co. Ltd.	194,500	$1,128,974
#	Menicon Co. Ltd.	50,390	520,517
#	Mie Kotsu Group Holdings, Inc.	84,846	285,687
#	Mikuni Corp.	21,352	48,857
#	Miraial Co. Ltd.	59,462	494,015
	Miraini Holdings Co. Ltd.	247,996	2,989,163
	Mirait One Corp.	902,609	23,258,980
#	Mirarth Holdings, Inc.	656,546	1,664,881
#	Mitani Sangyo Co. Ltd.	146,500	654,869
#	Mito Securities Co. Ltd.	214,771	906,018
#	Mitsuba Corp.	339,641	2,475,748
	Mitsubishi Kakoki Kaisha Ltd.	312,000	6,398,546
	Mitsubishi Materials Corp.	1,758,976	57,963,054
#	Mitsubishi Paper Mills Ltd.	100,035	597,240
#	Mitsubishi Pencil Co. Ltd.	34,300	512,986
	Mitsubishi Steel Manufacturing Co. Ltd.	169,116	1,939,008
	Mitsui DM Sugar Co. Ltd.	207,506	4,392,662
#	Mitsui Matsushima Holdings Co. Ltd.	59,000	510,538
	Mitsuuroko Group Holdings Co. Ltd.	443,400	5,627,288
	Miyazaki Bank Ltd.	341,130	4,319,279
#	Miyoshi Oil & Fat Co. Ltd.	22,600	309,066
	Mizuho Leasing Co. Ltd.	1,902,300	17,296,407
	Mizuno Corp.	73,037	1,550,584
#	MORESCO Corp.	6,100	67,013
	Morinaga Milk Industry Co. Ltd.	9,200	277,624
#	Moriroku Co. Ltd.	77,699	1,205,588
	Morita Holdings Corp.	140,100	2,251,108
#	Morito Co. Ltd.	156,500	1,921,667
#	Mory Industries, Inc.	599,500	3,578,921
	MrMax Holdings Ltd.	133,475	599,287
	Muninova Holdings, Inc.	464,000	1,366,362
	Murakami Corp.	58,700	2,564,310
#	Musashi Seimitsu Industry Co. Ltd.	109,500	2,996,643
	Musashino Bank Ltd.	1,012,134	15,374,815
	Muto Seiko Co.	5,100	63,161

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nachi-Fujikoshi Corp.	89,888	$2,920,803
	Nadex Co. Ltd.	4,300	29,518
#	Nafco Co. Ltd.	64,400	893,764
#	Nagano Keiki Co. Ltd.	44,000	865,435
	Nagase & Co. Ltd.	5,872,800	44,172,170
#	Nakabayashi Co. Ltd.	226,600	838,134
#	Nakano Corp.	24,800	219,603
#	Nakayama Steel Works Ltd.	398,900	1,513,273
	Nanto Bank Ltd.	556,730	5,283,921
	Narasaki Sangyo Co. Ltd.	34,900	961,786
	Nasu Denki Tekko Co. Ltd.	6,600	824,806
	Natori Co. Ltd.	6,400	75,672
#	NEC Capital Solutions Ltd.	222,900	5,793,372
#	Neturen Co. Ltd.	681,800	5,644,075
	NHK Spring Co. Ltd.	2,441,900	44,616,233
	Nicca Chemical Co. Ltd.	37,899	446,028
	Nice Corp.	22,200	274,482
	Nichicon Corp.	103,300	1,580,052
	Nichiden Corp.	47,100	701,628
	Nichiha Corp.	54,300	1,076,211
	Nichimo Co. Ltd.	115,100	1,655,877
#	Nichireki Group Co. Ltd.	461,800	5,979,338
	Nichirin Co. Ltd.	113,560	2,858,065
	Nihon Denkei Co. Ltd.	75,950	1,168,703
#	Nihon House Holdings Co. Ltd.	39,297	75,685
	Nihon Kagaku Sangyo Co. Ltd.	86,300	1,294,138
	Nihon Nohyaku Co. Ltd.	595,900	3,774,531
	Nihon Parkerizing Co. Ltd.	78,800	724,661
	Nihon Tokushu Toryo Co. Ltd.	146,300	1,912,581
#	Nihon Yamamura Glass Co. Ltd.	31,599	635,329
	Nikkiso Co. Ltd.	814,204	13,839,224
#	Nikko Co. Ltd.	479,200	2,445,480
#	Nikkon Holdings Co. Ltd.	1,357,500	43,862,495
	Nippi, Inc.	14,300	1,075,142
	Nippn Corp.	588,900	9,953,892
#	Nippon Beet Sugar Manufacturing Co. Ltd.	54,999	1,413,907
	Nippon Carbide Industries Co., Inc.	66,406	1,140,585
		Shares	Value»
JAPAN — (Continued)
#	Nippon Carbon Co. Ltd.	8,900	$272,582
#	Nippon Chemical Industrial Co. Ltd.	52,083	1,122,072
	Nippon Chemi-Con Corp.	147,784	2,509,273
#	Nippon Concrete Industries Co. Ltd.	236,899	468,379
	Nippon Denko Co. Ltd.	736,100	2,011,171
	Nippon Densetsu Kogyo Co. Ltd.	396,999	12,393,604
	Nippon Electric Glass Co. Ltd.	1,185,900	61,906,824
#	Nippon Hume Corp.	325,800	2,406,458
	Nippon Kayaku Co. Ltd.	994,000	11,024,126
	Nippon Kodoshi Corp.	1,000	40,734
	Nippon Light Metal Holdings Co. Ltd.	446,517	8,177,756
	Nippon Paper Industries Co. Ltd.	717,957	6,024,378
#	Nippon Rietec Co. Ltd.	27,640	476,700
	Nippon Seiki Co. Ltd.	497,000	8,130,886
#	Nippon Seisen Co. Ltd.	238,400	2,151,433
	Nippon Sharyo Ltd.	37,899	899,421
#*	Nippon Sheet Glass Co. Ltd.	739,307	2,268,887
	Nippon Shinyaku Co. Ltd.	10,000	306,607
	Nippon Shokubai Co. Ltd.	1,220,300	16,799,821
	Nippon Signal Co. Ltd.	473,609	5,102,662
	Nippon Soda Co. Ltd.	881,800	20,436,106
#	Nippon Thompson Co. Ltd.	666,363	4,698,688
#	Nippon Yakin Kogyo Co. Ltd.	261,546	7,601,592
	Nipro Corp.	972,796	9,443,504
	Nishikawa Rubber Co. Ltd.	36,900	754,393
	Nishi-Nippon Financial Holdings, Inc.	1,992,400	50,027,408
	Nishio Holdings Co. Ltd.	196,700	5,426,244
#	Nissan Shatai Co. Ltd.	31,100	180,278
	Nissan Tokyo Sales Holdings Co. Ltd.	504,200	1,687,345
	Nissha Co. Ltd.	34,115	274,362

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nisshin Group Holdings Co. Ltd.	695,400	$3,082,083
	Nisshin Oillio Group Ltd.	1,857,600	21,366,670
	Nisshinbo Holdings, Inc.	1,850,374	24,408,182
	Nissui Corp.	1,329,700	10,352,309
	Nitta Corp.	135,096	3,840,143
	Nitta Gelatin, Inc.	99,437	755,546
#	Nittetsu Mining Co. Ltd.	1,437,990	22,555,630
	Nitto Fuji Flour Milling Co. Ltd.	250,000	2,810,780
	Nitto Kohki Co. Ltd.	31,200	318,830
#	Nitto Seiko Co. Ltd.	483,147	2,353,513
	Nittoku Co. Ltd.	25,900	404,515
	Nojima Corp.	26,100	203,445
	NOK Corp.	894,320	15,904,099
	Noritake Co. Ltd.	834,200	18,362,773
#	Noritsu Koki Co. Ltd.	580,200	7,723,584
#	Noritz Corp.	269,062	4,042,098
	North Pacific Bank Ltd.	4,002,800	25,451,174
	NPR-RIKEN Corp.	315,445	7,830,011
#	NS United Kaiun Kaisha Ltd.	224,700	10,939,847
	NSK Ltd.	506,200	4,111,539
	NTN Corp.	6,022,348	14,702,064
#	Ogaki Kyoritsu Bank Ltd.	53,330	2,387,600
	Ohara, Inc.	17,700	138,689
#	Ohashi Technica, Inc.	367,600	2,588,656
#	Oiles Corp.	39,800	660,350
	Oita Bank Ltd.	6,000	81,782
#	Okabe Co. Ltd.	220,659	1,337,458
	Okamoto Industries, Inc.	400	14,363
	Okamoto Machine Tool Works Ltd.	16,300	438,894
	Okasan Securities Group, Inc.	1,210,300	6,988,243
	Oki Electric Industry Co. Ltd.	1,120,485	24,240,084
	Okinawa Financial Group, Inc.	172,328	6,167,485
	OKUMA Corp.	70,900	2,034,591
	Okumura Corp.	306,400	12,043,667
#	Okura Industrial Co. Ltd.	141,749	4,503,501
#	Okuwa Co. Ltd.	61,592	306,832
	Onamba Co. Ltd.	6,800	81,455
#	Onoken Co. Ltd.	215,049	1,916,919
	Orient Corp.	193,652	1,257,295
		Shares	Value»
JAPAN — (Continued)
	Oriental Shiraishi Corp.	791,600	$1,880,071
#*	Osaka Steel Co. Ltd.	314,600	4,943,904
	Osaki Electric Co. Ltd.	404,060	5,277,880
	OUG Holdings, Inc.	24,500	619,460
	Oyo Corp.	30,500	533,295
	Pack Corp.	78,900	656,783
	PALTAC Corp.	17,200	508,050
	Parker Corp.	31,800	280,992
#	Pegasus Co. Ltd.	81,979	460,507
	PHC Holdings Corp.	31,800	202,757
#	Pickles Holdings Co. Ltd.	2,995	21,240
#	Piolax, Inc.	417,387	4,136,316
	Press Kogyo Co. Ltd.	1,813,900	9,149,569
	Prima Meat Packers Ltd.	12,400	197,862
	Procrea Holdings, Inc.	42,746	981,779
	PS Construction Co. Ltd.	135,129	2,314,063
	Raiznext Corp.	11,000	158,691
#	Rasa Corp.	105,200	1,215,202
#	Rasa Industries Ltd.	466,900	6,379,887
	Rengo Co. Ltd.	1,471,700	11,595,727
#*	RENOVA, Inc.	200,345	1,436,122
	Restar Corp.	127,700	2,344,411
#	Retail Partners Co. Ltd.	55,800	461,266
	Rheon Automatic Machinery Co. Ltd.	6,499	63,251
#	Rhythm Co. Ltd.	124,300	2,703,422
	Ricoh Leasing Co. Ltd.	358,800	13,937,119
	Riken Technos Corp.	926,300	9,813,215
	Rion Co. Ltd.	9,500	205,791
#	Rokko Butter Co. Ltd.	11,400	81,727
	Ryobi Ltd.	378,132	6,162,243
	RYODEN Corp.	367,300	8,315,096
	S Foods, Inc.	33,200	601,634
#	Sac's Bar Holdings, Inc.	5,800	27,298
	Sakai Chemical Industry Co. Ltd.	248,584	5,910,178
#	Sakai Heavy Industries Ltd.	141,200	1,835,581
#	Sakata INX Corp.	367,030	5,478,301
#	Sala Corp.	661,540	4,373,542
#	San Holdings, Inc.	380,500	3,366,253
	San ju San Financial Group, Inc.	430,920	4,418,529
	San-Ai Obbli Co. Ltd.	688,300	10,128,163

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San-In Godo Bank Ltd.	2,961,500	$35,596,926
#	Sanki Engineering Co. Ltd.	314,700	4,849,691
	Sanko Gosei Ltd.	363,747	2,013,080
	Sanko Metal Industrial Co. Ltd.	205,500	1,631,903
	Sankyo Seiko Co. Ltd.	296,700	1,653,420
#	Sankyo Tateyama, Inc.	119,136	500,228
	Sankyu, Inc.	13,800	741,576
#	Sanoh Industrial Co. Ltd.	244,400	1,162,930
	Sansei Technologies, Inc.	94,723	1,281,408
	Sansha Electric Manufacturing Co. Ltd.	142,400	950,278
	Sanshin Electronics Co. Ltd.	7,400	127,555
	Sanyo Chemical Industries Ltd.	80,600	2,568,505
	Sanyo Denki Co. Ltd.	236,100	10,452,577
	Sanyo Industries Ltd.	42,000	1,175,437
	Sanyo Shokai Ltd.	25,900	636,979
#	Sanyo Trading Co. Ltd.	153,600	1,529,938
	Sata Construction Co. Ltd.	8,900	60,237
	Sato Corp.	22,800	303,136
#	Sato Shoji Corp.	236,800	4,152,213
#	SAXA, Inc.	193,797	2,683,002
#*	SBI ARUHI Corp.	7,100	39,167
	Scroll Corp.	4,900	41,672
	SEC Carbon Ltd.	19,700	314,868
	Seibu Electric & Machinery Co. Ltd.	5,500	101,386
#	Seika Corp.	236,898	4,525,985
	Seiko Group Corp.	463,628	17,222,144
	Sekisui Jushi Corp.	240,013	3,213,228
#	Sekisui Kasei Co. Ltd.	12,397	35,946
	Senshu Ikeda Holdings, Inc.	4,018,444	23,643,319
	Shibaura Machine Co. Ltd.	215,400	5,781,291
#	Shibusawa Logistics Corp.	654,400	5,309,301
#	Shibuya Corp.	45,600	991,246
	Shiga Bank Ltd.	815,000	10,047,945
#	Shikibo Ltd.	4,570	31,116
	Shikoku Bank Ltd.	277,699	4,538,593
		Shares	Value»
JAPAN — (Continued)
	Shinagawa Refra Co. Ltd.	527,900	$6,441,405
#	Shindengen Electric Manufacturing Co. Ltd.	40,199	846,683
	Shinko Shoji Co. Ltd.	43,800	457,326
	Shinmaywa Industries Ltd.	337,100	5,510,687
	Shinnihon Corp.	492,000	6,060,010
	Shinsho Corp.	342,197	5,056,238
	Shinwa Co. Ltd. (3447 JP)	52,300	326,326
#	Shinwa Co. Ltd. (7607 JP)	2,700	52,219
	Shizuoka Gas Co. Ltd.	729,000	6,555,884
	Showa Sangyo Co. Ltd.	111,063	2,177,407
	Siix Corp.	242,920	1,990,934
#	Sinanen Holdings Co. Ltd.	119,700	5,302,478
	Sintokogio Ltd.	276,362	1,740,670
	SK-Electronics Co. Ltd.	18,563	399,318
	SKY Perfect JSAT Corp.	2,522,000	55,062,127
#	SMK Corp.	11,549	247,288
#	Soda Nikka Co. Ltd.	150,900	974,309
	Sodick Co. Ltd.	182,366	1,802,753
#	Soken Chemical & Engineering Co. Ltd.	172,000	3,707,186
#	Space Co. Ltd.	7,400	69,891
#	SPK Corp.	220,472	1,791,703
	Stanley Electric Co. Ltd.	9,300	181,507
	Star Mica Holdings Co. Ltd.	59,129	619,550
#	Starzen Co. Ltd.	544,270	3,951,441
#	Stella Chemifa Corp.	43,200	1,481,597
#	Subaru Enterprise Co. Ltd.	54,200	1,179,143
#	Sugimoto & Co. Ltd.	267,838	2,082,565
	SUMCO Corp.	1,281,554	20,446,735
#	Sumida Corp.	296,216	2,536,516
	Suminoe Co. Ltd.	114,100	928,460
	Sumitomo Heavy Industries Ltd.	132,300	4,476,186
	Sumitomo Osaka Cement Co. Ltd.	408,324	10,168,663
#	Sumitomo Seika Chemicals Co. Ltd.	633,570	4,860,377
#	Sumitomo Warehouse Co. Ltd.	1,109,800	26,744,835

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sun Frontier Fudousan Co. Ltd.	69,800	$1,198,027
#	Suncall Corp.	40,800	445,174
#	Sun-Wa Technos Corp.	257,700	5,267,404
	Suruga Bank Ltd.	2,652,300	39,325,566
	Suzuken Co. Ltd.	14,738	521,669
#	Suzuki Co. Ltd.	203,923	4,110,704
	T Hasegawa Co. Ltd.	54,900	1,012,553
#	T RAD Co. Ltd.	64,900	4,612,121
	Tachibana Eletech Co. Ltd.	368,520	6,740,516
#	Tachikawa Corp.	207,261	3,381,155
	Tachi-S Co. Ltd.	219,100	2,867,514
	Tadano Ltd.	268,900	2,357,368
	Taihei Dengyo Kaisha Ltd.	716,300	13,116,749
	Taiheiyo Cement Corp.	1,120,921	25,449,154
#	Taiho Kogyo Co. Ltd.	39,299	299,011
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	5,600	83,504
	Taiyo Yuden Co. Ltd.	761,215	31,209,420
#	Takamatsu Construction Group Co. Ltd.	166,800	3,572,225
#	Takamiya Co. Ltd.	43,800	110,106
#	Takano Co. Ltd.	700	4,605
	Takaoka Toko Co. Ltd.	221,344	10,687,176
	Takara Holdings, Inc.	50,400	568,172
	Takara Standard Co. Ltd.	549,853	10,398,023
	Takasago International Corp.	837,550	6,279,066
#	Takashima & Co. Ltd.	401,200	2,013,011
	Takashimaya Co. Ltd.	1,745,934	20,758,136
#	Take & Give Needs Co. Ltd.	2,800	12,240
#	TAKEBISHI Corp.	66,700	947,170
	Tamura Corp.	479,838	2,566,599
	Tanabe Engineering Corp.	26,400	436,757
	Tayca Corp.	100,383	1,215,008
#	Tbk Co. Ltd.	36,400	83,801
#	Techno Ryowa Ltd.	201,570	8,933,055
	Teijin Ltd.	986,626	9,936,159
#	Teikoku Tsushin Kogyo Co. Ltd.	158,200	2,691,126
	Tera Probe, Inc.	24,296	1,597,696
#	Terasaki Electric Co. Ltd.	19,800	508,216
		Shares	Value»
JAPAN — (Continued)
#	Tess Holdings Co. Ltd.	230,400	$1,149,334
	THK Co. Ltd.	31,192	1,169,360
#	Tigers Polymer Corp.	212,200	1,341,183
	Toa Corp. (1885 JP)	1,006,400	17,981,779
#	Toa Corp. (6809 JP)	151,167	1,675,988
	TOA ROAD Corp.	22,800	228,712
	Toagosei Co. Ltd.	1,609,200	17,475,342
	TOBISHIMA HOLDINGS, Inc.	232,576	2,985,839
	Toda Corp.	1,960,100	17,795,146
	Toenec Corp.	1,078,900	16,810,355
#	Togami Electric Manufacturing Co. Ltd.	13,600	551,209
	Toho Bank Ltd.	1,006,945	4,298,074
#	Toho Holdings Co. Ltd.	36,600	1,044,386
#	Tohoku Bank Ltd.	50,670	466,314
	Tokai Carbon Co. Ltd.	790,971	5,625,557
#	Tokai Corp.	92,163	1,547,070
	Tokai Rika Co. Ltd.	809,900	14,939,882
	Tokai Tokyo Financial Holdings, Inc.	2,663,365	11,999,830
#	Tokushu Tokai Paper Co. Ltd.	484,143	4,905,605
	Tokuyama Corp.	966,667	24,832,503
#	Tokyo Energy & Systems, Inc.	432,110	5,208,536
	Tokyo Kiraboshi Financial Group, Inc.	337,888	25,145,802
#	Tokyo Rope Manufacturing Co. Ltd.	161,100	1,749,815
#	Tokyo Sangyo Co. Ltd.	298,700	1,680,789
	Tokyo Steel Manufacturing Co. Ltd.	48,800	530,473
#	Tokyo Tekko Co. Ltd.	364,500	4,194,522
	Tokyu Construction Co. Ltd.	235,500	2,223,049
	Toli Corp.	929,700	3,815,534
	Tomato Bank Ltd.	37,900	378,925
#	Tomen Devices Corp.	5,300	516,280
#	Tomoe Corp.	634,100	8,182,090
#	Tomoe Engineering Co. Ltd.	284,700	3,212,841
	Tomoku Co. Ltd.	233,164	5,236,333
	TOMONY Holdings, Inc.	666,786	3,765,285
#	Topre Corp.	357,299	5,429,966
#	Topy Industries Ltd.	94,899	1,786,375

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tosho Co. Ltd.	53,299	$284,019
#	Towa Bank Ltd.	255,402	1,704,820
	Towa Pharmaceutical Co. Ltd.	154,340	3,895,704
	Toyo Kanetsu KK	179,000	3,110,692
	Toyo Logistics Co. Ltd.	1,499	20,121
#	Toyo Tanso Co. Ltd.	34,375	1,339,265
	Toyo Tire Corp.	1,180,692	28,948,326
#	Toyo Wharf & Warehouse Co. Ltd.	16,699	208,386
	Toyobo Co. Ltd.	318,573	2,911,101
	Toyoda Gosei Co. Ltd.	318,601	9,400,939
	Toyota Boshoku Corp.	172,700	2,443,464
	TPR Co. Ltd.	452,942	3,551,492
	Trinity Industrial Corp.	12,100	100,753
	Trusco Nakayama Corp.	31,500	434,898
	TS Tech Co. Ltd.	1,113,800	12,199,126
	TSI Holdings Co. Ltd.	623,305	5,250,201
	Tsubakimoto Chain Co.	1,219,563	18,281,960
#	Tsubakimoto Kogyo Co. Ltd.	62,100	1,098,821
	Tsukishima Holdings Co. Ltd.	462,530	9,246,861
#	Tsukuba Bank Ltd.	297,767	1,107,205
	Tsumura & Co.	108,038	2,519,866
#	Tsurumi Manufacturing Co. Ltd.	382,600	5,329,939
	TV Asahi Holdings Corp.	168,700	3,490,896
	Tv Tokyo Holdings Corp.	128,400	3,252,545
	TYK Corp.	467,200	1,797,625
	UACJ Corp.	2,597,076	45,822,618
#	UBE Corp.	1,270,355	19,255,401
	Ueki Corp.	29,200	468,841
	Umios Corp.	1,824,612	15,427,600
	Unipres Corp.	269,639	2,256,114
	UNISOL Holdings Corp.	126,014	1,743,871
	United Super Markets Holdings, Inc.	240,600	1,258,229
	Ushio, Inc.	19,400	390,644
	V Technology Co. Ltd.	7,800	243,557
	Valor Holdings Co. Ltd.	325,830	7,677,491
	Vital KSK Holdings, Inc.	142,600	1,270,109
		Shares	Value»
JAPAN — (Continued)
	VT Holdings Co. Ltd.	197,564	$606,731
#	Wakachiku Construction Co. Ltd.	148,800	3,435,341
	Wakita & Co. Ltd.	832,300	9,625,145
	Warabeya Nichiyo Holdings Co. Ltd.	162,768	2,887,130
#	Wellneo Sugar Co. Ltd.	177,200	3,022,452
	World Co. Ltd.	557,000	5,397,029
	World Holdings Co. Ltd.	4,300	70,497
	Wowow, Inc.	19,200	145,251
#	Xebio Holdings Co. Ltd.	133,846	851,794
	Yahagi Construction Co. Ltd.	226,300	3,092,854
	YAMABIKO Corp.	387,345	9,646,286
#	Yamae Group Holdings Co. Ltd.	20,736	378,276
	Yamaguchi Financial Group, Inc.	230,247	3,956,326
#	Yamatane Corp.	406,198	5,239,923
#	Yamato Corp.	337,500	4,630,344
#	Yamaya Corp.	51,900	781,080
	Yamazen Corp.	219,500	2,155,699
#	Yasuda Logistics Corp.	316,700	4,453,157
	Yellow Hat Ltd.	503,600	4,874,156
	Yodoko Ltd.	2,169,300	18,625,975
	Yokogawa Bridge Holdings Corp.	223,000	4,177,919
#	Yokorei Co. Ltd.	883,400	9,248,203
	Yokowo Co. Ltd.	63,975	1,814,105
#	Yondenko Corp.	465,500	6,086,986
	Yorozu Corp.	53,407	289,486
	Yotai Refractories Co. Ltd.	7,800	83,113
	Yuasa Co. Ltd.	48,900	1,866,145
	Yuasa Funashoku Co. Ltd.	157,196	1,583,551
	Yuken Kogyo Co. Ltd.	6,300	121,221
	Yurtec Corp.	1,000,000	16,017,422
#	Yushiro, Inc.	154,200	3,257,620
*	Yutaka Giken Co. Ltd.	15,500	297,315
	Zacros Corp.	266,400	2,338,248
	Zeon Corp.	590,900	6,887,502
TOTAL JAPAN			3,980,000,931
NETHERLANDS — (2.9%)
#	Aalberts NV	226,388	8,599,702
	Acomo NV	51,965	1,580,609
	Aegon Ltd. (AEG US)	1,324,343	10,899,343
	Aegon Ltd. (AGN NA)	900,095	7,458,726

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Aperam SA	869,376	$46,504,347
#	Brunel International NV	42,825	364,373
	Corbion NV	291,818	6,521,386
#*	Flow Traders Ltd.	332,050	10,659,326
	ForFarmers NV	466,349	3,331,938
#	Fugro NV	264,600	3,837,120
	Havas NV	202,759	3,859,323
	Kendrion NV	66,888	1,434,910
	Koninklijke BAM Groep NV	5,065,839	55,722,344
	Koninklijke Heijmans NV	535,021	54,132,123
	Koninklijke Vopak NV	623,560	31,208,384
#	Randstad NV	227,757	6,748,757
	SBM Offshore NV	3,105,767	132,869,041
#Ω	Signify NV	608,763	13,845,693
#	Sligro Food Group NV	300,976	4,602,728
	Van Lanschot Kempen NV	157,887	12,097,154
TOTAL NETHERLANDS			416,277,327
NEW ZEALAND — (0.1%)
#	Chorus Ltd. (CNU NZ)	356,078	2,044,970
#	Colonial Motor Co. Ltd.	239,270	1,104,361
*	Fletcher Building Ltd. (FBU NZ)	178,901	295,525
	Genesis Energy Ltd.	103,370	150,693
	Heartland Group Holdings Ltd.	674,267	449,022
*	KMD Brands Ltd.	4,198,194	152,885
#	NZME Ltd. (NZM AU)	1,012,279	645,342
*	Oceania Healthcare Ltd.	374,874	165,529
	PGG Wrightson Ltd.	121,001	155,765
*	Ryman Healthcare Ltd.	238,308	299,725
	Sanford Ltd.	829,239	3,668,204
	SKY Network Television Ltd.	782,020	1,491,419
#*	SKYCITY Entertainment Group Ltd.	251,266	93,970
	Summerset Group Holdings Ltd.	159,507	769,193
TOTAL NEW ZEALAND			11,486,603
NORWAY — (1.0%)
	Akastor ASA	691,507	1,164,525
	Archer Ltd.	163,022	511,195
		Shares	Value»
NORWAY — (Continued)
	Austevoll Seafood ASA	54,350	$550,125
	B2 Impact ASA	2,109,237	5,437,324
	Bonheur ASA	168,337	4,899,611
*	BW Energy Ltd.	20,534	129,099
Ω	BW LPG Ltd. BWLPG NO	460,061	9,232,112
	BW Offshore Ltd.	1,239,962	7,095,686
*	Cloudberry Clean Energy ASA	456,243	643,440
	DNO ASA	6,922,102	14,955,363
Ω	Elkem ASA	1,967,926	5,765,398
#	FLEX LNG Ltd. (FLNG NO)	2,164	70,179
Ω	Klaveness Combination Carriers ASA	100,304	1,114,421
*	Kongsberg Automotive ASA	4,093,549	844,423
#*	LINK Mobility Group Holding ASA	1,799,831	4,812,313
	MPC Container Ships ASA	4,576,780	10,886,282
*Ω	Norske Skog ASA	197,853	1,003,030
*	Northern Ocean Ltd.	45,361	42,472
#*	NRC Group ASA	585,387	542,406
	Odfjell Drilling Ltd.	1,919,859	20,671,625
	Odfjell SE, Class A	319,298	3,985,732
	Panoro Energy ASA	596,786	2,269,890
	Pareto Bank ASA	122,992	887,324
	Petronor E&P ASA	403,194	634,524
	Rogaland Sparebank	2,897	47,301
*Ω	Scatec ASA	275,485	3,585,436
#*	Sea1 offshore, Inc.	460,036	1,477,218
	SED Energy Holdings PLC	896,528	842,669
	Selvaag Bolig ASA	7,650	28,757
	Solstad Maritime ASA	684,370	2,113,903
	Solstad Offshore ASA	175,176	1,244,214
	Sparebank 1 Oestlandet	77,552	1,701,538
	Sparebanken More	53,719	668,118
	Sparebanken Norge	2,031	44,160
	Stolt-Nielsen Ltd.	177,687	5,796,021
	TGS ASA	642,328	10,444,903
	Wilh Wilhelmsen Holding ASA, Class A	188,086	14,068,307
TOTAL NORWAY			140,211,044
PORTUGAL — (0.3%)
	Banco Comercial Portugues SA, Class R	10,681,770	11,417,534

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
#	Corticeira Amorim SGPS SA	104,770	$789,872
	Semapa-Sociedade de Investimento e Gestao	69,515	1,894,851
	Sonae SGPS SA	10,400,396	23,813,813
*	Teixeira Duarte SA	854,385	446,529
TOTAL PORTUGAL			38,362,599
SINGAPORE — (0.8%)
	Banyan Tree Holdings Ltd.	2,331,000	1,137,639
	Bonvests Holdings Ltd.	949,780	729,198
#	Bukit Sembawang Estates Ltd.	96,200	357,668
	China Aviation Oil Singapore Corp. Ltd.	1,716,100	2,862,175
#	China Sunsine Chemical Holdings Ltd.	788,400	427,731
	Chuan Hup Holdings Ltd.	1,032,000	199,199
	City Developments Ltd.	1,233,900	7,941,302
#*	COSCO Shipping International Singapore Co. Ltd.	2,417,700	228,128
*	Del Monte Pacific Ltd.	552,400	38,119
#*††	Ezra Holdings Ltd.	12,978,893	0
#	Far East Orchard Ltd.	3,054,507	3,049,014
	First Sponsor Group Ltd.	1,009,855	800,573
	Geo Energy Resources Ltd.	3,381,000	1,649,675
	Golden Agri-Resources Ltd.	53,177,200	13,252,687
	GuocoLand Ltd.	2,392,900	4,625,409
	Haw Par Corp. Ltd.	751,800	10,184,853
	Ho Bee Land Ltd.	5,392,300	9,089,720
#	Hong Fok Corp. Ltd.	5,058,060	3,978,156
	Hong Leong Asia Ltd.	2,894,800	6,615,628
#	Hong Leong Finance Ltd.	1,317,100	2,682,930
#	Hotel Grand Central Ltd.	2,293,249	1,390,762
	Hutchison Port Holdings Trust	29,446,700	6,195,203
#*††	Hyflux Ltd.	5,949,038	0
	Indofood Agri Resources Ltd.	423,200	139,618
		Shares	Value»
SINGAPORE — (Continued)
	ISDN Holdings Ltd.	543,044	$260,046
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
*	Mermaid Maritime PCL	259,500	24,623
	Metro Holdings Ltd.	1,584,960	620,072
*††	Midas Holdings Ltd.	29,676,800	0
#	Olam Group Ltd.	4,511,000	3,613,889
	OUE Ltd.	2,053,300	1,789,197
	QAF Ltd.	3,152,608	2,577,482
	Samudera Shipping Line Ltd.	1,149,100	1,031,070
	Sing Holdings Ltd.	1,233,600	732,270
	Sing Investments & Finance Ltd.	350,500	445,924
	Singapore Land Group Ltd.	2,019,821	5,941,565
#	Singapore Post Ltd.	5,005,400	1,359,193
	Stamford Land Corp. Ltd.	6,012,967	2,247,460
#*††	Swiber Holdings Ltd.	10,173,200	0
#	Tiong Woon Corp. Holding Ltd.	2,088,950	1,807,285
#	Tuan Sing Holdings Ltd.	7,196,456	1,873,193
	UOB-Kay Hian Holdings Ltd.	598,690	1,917,383
	UOL Group Ltd.	870,600	7,283,189
	Valuetronics Holdings Ltd.	132,200	106,128
	Wee Hur Holdings Ltd.	1,268,400	727,258
	Wing Tai Holdings Ltd.	4,558,854	5,782,352
	Yeo Hiap Seng Ltd.	323,363	158,004
TOTAL SINGAPORE			117,872,970
SPAIN — (2.9%)
	Acerinox SA	2,991,438	49,094,642
*††	Adveo Group International SA	15,262	0
*	Airtificial Intelligence Structures SA	206,026	21,749
	Almirall SA	310,552	4,597,098
#	Atresmedia Corp. de Medios de Comunicacion SA	340,519	2,072,446
	Banco de Sabadell SA	20,785,791	80,586,470
	Bankinter SA	7,238,215	120,451,666
	CIE Automotive SA	4,852	165,401

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Corp. ACCIONA Energias Renovables SA	179,971	$4,731,587
	Ebro Foods SA	1,347,027	28,742,789
	Enagas SA	415,882	8,326,637
#*	Ence Energia y Celulosa SA	423,212	1,217,884
Ω	Gestamp Automocion SA	1,183,166	4,484,160
Ω	Global Dominion Access SA	169,733	661,985
#	Grifols SA	1,457,379	15,366,694
	Iberpapel Gestion SA (IBG SM)	65,151	1,519,725
	Mapfre SA	12,150,138	59,478,883
Ω	Neinor Homes SA	229,357	4,487,329
*	Obrascon Huarte Lain SA	2,151,914	1,116,039
#	Tubacex SA	1,149,209	3,899,984
#Ω	Unicaja Banco SA	9,148,720	29,699,788
	Vidrala SA	4,223	380,960
*	Vocento SA	18,019	16,310
TOTAL SPAIN			421,120,226
SWEDEN — (2.5%)
Ω	AcadeMedia AB	1,016,420	10,876,783
	AFRY AB	333,149	4,066,361
Ω	Alimak Group AB	536,764	6,358,309
#	Alleima AB	1,135,658	10,174,938
#	Alligo AB, Class B	299,027	4,485,434
Ω	Ambea AB	713,417	10,827,783
	Arjo AB, Class B	2,412,477	6,368,065
Ω	Attendo AB	1,105,871	12,794,369
	Bergman & Beving AB	352,882	12,010,706
	Betsson AB, Class B	810,553	8,257,381
#*	Better Collective AS	55,831	861,703
*	BHG Group AB	326,890	819,629
	Billerud Aktiebolag	261,555	1,797,964
Ω	Bravida Holding AB	13,230	137,084
*	Bulten AB	34,469	172,615
	Bure Equity AB	364,403	10,606,845
	Byggmax Group AB	909,067	4,713,320
	Catella AB	37,359	86,853
#*	Cint Group AB	1,152,040	724,855
	Cloetta AB, Class B	2,282,625	11,733,460
*	Coffee Stain Group AB, Class B	52,733	124,564
*	Ctek AB	24,426	42,485
*Ω	Dometic Group AB	356,134	1,216,736
#	Duni AB	35,238	324,575
	Eastnine AB	237,428	1,141,169
#	Elanders AB, Class B	109,549	576,775
		Shares	Value»
SWEDEN — (Continued)
#*	Electrolux AB, Class B	24,293	$135,818
*	Embracer Group AB	52,733	363,696
*	Enad Global 7 AB	118,079	213,626
*	Enea AB	13,564	117,805
	Eolus AB, Class B	22,436	105,149
#	Fagerhult Group AB	229,417	553,054
#*	Fasadgruppen Group AB FG SS	100,105	219,150
	G5 Entertainment AB	9,987	59,612
	Granges AB	2,206,299	41,640,701
	Hanza AB	2,529	37,542
*	Hexatronic Group AB	646,060	2,678,068
#Ω	Hoist Finance AB	942,228	14,551,661
	Humana AB	161,138	850,607
*	Humble Group AB	400,631	317,992
*	International Petroleum Corp. (IPCO CN)	37,012	1,045,775
#*	International Petroleum Corp. (IPCO SS)	1,043,919	29,398,247
*	Intrum AB	296,960	1,149,539
	Inwido AB	1,049,433	16,022,547
#	JM AB	219,439	2,758,411
	Kabe Group AB, Class B	1,549	29,680
	KNOW IT AB	81,099	699,517
#	Lindab International AB	818,016	13,534,132
	Loomis AB	407,277	18,966,748
	MEKO AB	529,203	3,894,467
	Midsona AB, Class B	92,876	124,036
*	Modern Times Group MTG AB, Class B	328,324	4,465,796
	Momentum Group AB	83,164	966,039
	NCC AB, Class B	591,760	12,818,868
#	New Wave Group AB, Class B	1,145,913	12,056,329
*	Nobia AB	1,023,602	191,500
*	Norion Bank AB	574,272	3,286,352
#	Peab AB, Class B	2,112,913	20,527,769
	Prevas AB, Class B	18,538	167,731
	Ratos AB, Class B	2,820,309	10,023,413
#	Rejlers AB	11,585	182,502
*	Rottneros AB	2,375,130	590,722
	Scandi Standard AB	31,503	511,345
*	Sdiptech AB, Class B	123,889	3,035,012
*	Sensys Gatso Group AB	15,937	67,945
*Ω	Sinch AB	5,259,522	16,686,942
#	Storskogen Group AB, Class B	4,913,717	4,855,326
#	VBG Group AB, Class B	71,398	2,610,118

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Vestum AB	260,491	$304,723
#	Vitrolife AB	64,139	730,634
*	XANO Industri AB, Class B	6,648	42,730
TOTAL SWEDEN			364,890,137
SWITZERLAND — (5.8%)
#	Adecco Group AG	1,076,454	24,806,861
	Allreal Holding AG	209,199	57,130,289
*	ams-OSRAM AG	363,077	5,831,608
#*	Arbonia AG	566,459	2,993,196
	Ascom Holding AG	7,044	47,489
	Autoneum Holding AG	55,686	8,132,981
	Banque Cantonale de Geneve	357,330	16,351,909
	Banque Cantonale du Jura SA	3,334	451,012
#	Banque Cantonale Vaudoise	15,243	2,401,909
#	Barry Callebaut AG	1,524	2,284,261
	Bell Food Group AG	31,582	7,532,506
	Bellevue Group AG	6,424	62,194
	Berner Kantonalbank AG	55,644	28,972,647
	Bucher Industries AG	15,271	6,064,059
#	Bystronic AG	5,283	1,317,437
*	Carlo Gavazzi Holding AG	8,097	1,559,236
	Cembra Money Bank AG	184,921	22,604,276
#*	Cicor Technologies Ltd.	16,178	2,852,324
	Cie Financiere Tradition SA, Class BR	16,052	6,040,834
	Clariant AG	1,823,495	18,780,944
	Cosmo NV	745	78,360
	DKSH Holding AG	3,463	264,362
	EFG International AG	1,857,857	39,973,207
#*	Feintool International Holding AG	15,031	179,248
	Flughafen Zurich AG	20,622	5,855,746
#	Forbo Holding AG	3,240	3,052,406
*	Gurit Holding AG, Class BR	455	21,533
#	Helvetia Baloise Holding AG	179,792	49,296,094
	Huber & Suhner AG	6,154	1,787,300
	Implenia AG	331,553	26,166,607
	Investis Holding SA	22,425	4,563,507
	Jungfraubahn Holding AG	37,120	12,978,956
#*	Komax Holding AG	5,921	410,381
		Shares	Value»
SWITZERLAND — (Continued)
	Landis & Gyr Group AG	328,903	$22,093,312
	Liechtensteinische Landesbank AG	203,389	25,011,645
#	Luzerner Kantonalbank AG	179,161	23,625,239
Ω	Medmix AG	162,606	1,734,418
#	Meier Tobler Group AG	583	25,241
#	Metall Zug AG, Class B	1,071	995,007
	Mikron Holding AG	7,795	162,736
	Mobimo Holding AG	103,792	49,555,790
*Ω	Montana Aerospace AG	126,384	3,322,991
	Naturenergie Holding AG	35,749	1,533,314
#	OC Oerlikon Corp. AG Pfaeffikon	1,942,998	8,499,516
	Orell Fuessli AG	244	51,579
	Phoenix Mecano AG	8,000	4,340,306
#*	Rieter Holding AG	333,034	1,388,543
#	Schweiter Technologies AG	8,546	3,028,391
	Siegfried Holding AG	515,107	51,952,493
*	SIG Group AG	30,128	488,203
#	Softwareone Holding AG SWON SW	35,876	317,473
	St. Galler Kantonalbank AG	51,311	42,219,013
#	Sunrise Communications AG, Class A	153,636	9,165,181
#	Swatch Group AG (UHR SW), Class BR	137,465	31,909,541
#	Swatch Group AG (UHRN SW)	71,099	3,304,361
	Swiss Prime Site AG	490,358	84,976,927
	Tecan Group AG	1,550	234,516
	Thurgauer Kantonalbank	11,153	2,716,060
	TX Group AG	19,605	3,114,052
	Valiant Holding AG	106,463	24,732,933
	Vaudoise Assurances Holding SA	22,526	23,568,172
#	Vetropack Holding AG	108,158	2,805,956
	Vontobel Holding AG	339,957	28,837,473
	VP Bank AG, Class A	52,909	5,834,280
#	V-ZUG Holding AG	9,295	473,547
	Walliser Kantonalbank	21,563	4,250,023
	Zehnder Group AG	113,460	9,583,319

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Zug Estates Holding AG, Class B	942	$2,868,498
	Zuger Kantonalbank, Class BR	485	7,203,598
TOTAL SWITZERLAND			846,769,326
UNITED KINGDOM — (9.9%)
	Aberdeen Group PLC	7,556,510	21,355,332
*	Accesso Technology Group PLC	1,325	4,752
	AEP Plantations PLC	379,667	9,851,007
	Ashmore Group PLC	1,276,846	3,612,818
#*	Auction Technology Group PLC	408,655	1,960,982
	Balfour Beatty PLC	7,081,042	78,683,203
	Barratt Redrow PLC	86,037	293,020
	Beazley PLC	61,632	1,070,510
	Bellway PLC	2,230,592	57,843,379
	Berkeley Group Holdings PLC	357,888	15,582,240
	Bloomsbury Publishing PLC	416,037	3,455,209
	Bodycote PLC	2,576,437	23,926,581
	BRCK Group PLC	127,726	85,612
	Breedon Group PLC	1,501,553	6,267,859
#	Burford Capital Ltd.	916,493	4,378,125
#	C&C Group PLC	2,265,868	3,638,189
	Camellia PLC	434	36,487
*	Canal & SA	799,154	2,489,777
*	Capita PLC	15,755	61,834
	Capital Ltd.	270,464	421,144
*	Capricorn Energy PLC	1,019,731	4,309,328
	Card Factory PLC	2,166,135	1,989,891
	Castings PLC	494,706	1,792,848
	Central Asia Metals PLC	935,563	1,857,367
	Chemring Group PLC	272,258	1,930,307
	Chesnara PLC	1,757,891	7,311,948
*	Close Brothers Group PLC	258,786	1,558,921
Ω	CMC Markets PLC	112,055	563,261
	Conduit Holdings Ltd.	727,005	4,366,630
	Costain Group PLC	216,152	546,068
	Crest Nicholson Holdings PLC	720,328	646,735
	Currys PLC	8,277,816	14,092,729
	DCC PLC	7,591	572,157
*	DFS Furniture PLC	697,591	1,183,273
	Drax Group PLC	4,360,712	52,467,408
	Ecora Royalties PLC	1,371,387	2,585,507
	Elementis PLC	3,699,762	7,446,727
	EnQuest PLC	17,138,896	4,894,209
	Essentra PLC	805,151	896,473
		Shares	Value»
UNITED KINGDOM — (Continued)
	Eurocell PLC	30,140	$42,804
	Everplay Group PLC	206,170	735,297
	Fevara PLC	238,586	435,022
	Firstgroup PLC	10,565,467	23,408,733
Ω	Forterra PLC	752,855	1,614,861
	Foxtons Group PLC	3,210,534	1,878,485
#*	Frasers Group PLC	2,381,049	21,210,792
*	Frontier Developments PLC	62,055	262,121
	Fuller Smith & Turner PLC, Class A	13,593	119,496
	Future PLC	622,874	2,846,344
	Galliford Try Holdings PLC	447,397	3,185,891
	GB Group PLC	95,377	276,517
	Genuit Group PLC	417,832	1,472,612
*	Georgia Capital PLC	317,359	16,907,649
	Gooch & Housego PLC	1,399	17,535
	Grafton Group PLC, CDI	5,219,892	62,473,816
	Grainger PLC	6,249,659	13,649,539
	Greencore Group PLC	2,597,844	531,440
	Greencore Group PLC GNC LN	5,346,346	18,341,442
#	Gulf Keystone Petroleum Ltd.	1,973,995	5,332,671
*	Gulf Marine Services PLC	783,363	203,977
	Halfords Group PLC	650,550	1,289,268
	Hargreaves Services PLC	20,111	216,831
	Harworth Group PLC	719,017	1,308,724
*	Headlam Group PLC	178,420	93,942
	Helical PLC	372,591	969,185
	Henry Boot PLC	1,087,524	2,411,198
	Hilton Food Group PLC	72,008	528,345
	Hiscox Ltd.	866,202	18,226,835
	Hochschild Mining PLC	729,842	6,231,075
	Hunting PLC	773,438	5,350,441
Ω	Ibstock PLC	393,753	548,471
	IG Group Holdings PLC	801,721	16,383,243
	Impax Asset Management Group PLC	57,985	77,530
	International Personal Finance PLC	2,184,518	7,371,832
	Investec PLC	1,040,874	8,948,080
	ITV PLC	4,726,683	5,143,286

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	James Fisher & Sons PLC	43,951	$272,413
	JD Sports Fashion PLC	1,662,801	1,526,460
	Johnson Matthey PLC	1,322,126	37,342,429
	Jupiter Fund Management PLC	5,033,722	10,395,452
	Keller Group PLC	1,354,899	41,185,033
	Kier Group PLC	3,665,412	10,200,602
	Kingfisher PLC	3,839,543	15,098,251
	Lancashire Holdings Ltd.	1,801,401	14,069,378
	Lion Finance Group PLC	848,550	127,168,219
	Liontrust Asset Management PLC	58,105	209,009
	London Investment Group PLC	8,346	46,904
	Macfarlane Group PLC	221,032	189,140
	Man Group PLC	527,175	1,821,575
	Marks & Spencer Group PLC	11,111,335	49,989,433
	Marshalls PLC	427,738	758,773
*	Marston's PLC	4,479,360	3,146,973
	Mears Group PLC	1,697,364	9,149,659
*	Mitchells & Butlers PLC	5,150,861	17,509,152
	MJ Gleeson PLC	303,995	950,872
	Mondi PLC	4,867	50,283
	Morgan Advanced Materials PLC	152,444	453,305
	Morgan Sindall Group PLC	9,744	623,079
	MP Evans Group PLC	102,253	2,496,314
	Next 15 Group PLC	14,660	47,641
	Norcros PLC	269,883	1,032,782
Ω	On the Beach Group PLC	399,757	890,116
	OSB Group PLC	7,202,742	51,778,728
	Oxford Metrics PLC	98,379	64,005
	Paragon Banking Group PLC	6,508,032	66,282,168
	Persimmon PLC	2,287,028	32,977,732
	Pets at Home Group PLC	5,354,898	13,160,677
	Pharos Energy PLC	1,633,326	619,160
*	Pinewood Technologies Group PLC	207,993	705,941
	Playtech PLC	2,351,612	11,647,566
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pollen Street Group Ltd.	73,981	$855,580
	Premier Foods PLC	16,958,900	45,456,601
	PZ Cussons PLC	1,014,442	1,051,565
Ω	Quilter PLC	12,883,079	32,170,297
	Rathbones Group PLC	83,003	2,218,249
	Reach PLC	3,466,254	2,744,669
	RHI Magnesita NV	19,011	685,862
	RWS Holdings PLC	1,216,623	1,473,220
	S&U PLC	12,242	316,989
Ω	Sabre Insurance Group PLC	477,791	986,785
*	Saga PLC	264,036	2,111,319
	Schroders PLC	311,537	2,453,037
	Secure Trust Bank PLC	120,277	2,052,777
	Senior PLC	2,420,507	9,430,191
	Serica Energy PLC	281,461	1,098,988
*	Severfield PLC	557,774	191,782
*	SIG PLC	2,947,020	323,780
*	SigmaRoc PLC	18,641	31,267
	Speedy Hire PLC	3,694,311	996,629
Ω	Spire Healthcare Group PLC	3,897,278	8,629,336
	SThree PLC	27,152	62,266
	Tate & Lyle PLC	3,128,420	15,613,851
	Taylor Wimpey PLC	18,165,474	19,215,375
	TBC Bank Group PLC	440,442	29,163,056
	TP ICAP Group PLC	7,946,703	34,152,984
	Travis Perkins PLC	1,017,375	7,223,132
	Trifast PLC	69,034	58,863
*	TT Electronics PLC	1,285,092	2,086,004
*	Vanquis Banking Group PLC	270,142	406,879
	Vertu Motors PLC	3,945,469	3,453,687
	Vesuvius PLC	6,084,164	36,652,938
	Victrex PLC	520,821	4,271,862
*	Vistry Group PLC	2,463,514	10,995,016
#	Vp PLC	275,589	1,829,880
	Whitbread PLC	104,356	3,172,207
	WPP PLC (WPP LN)	222,218	804,555
	YouGov PLC	539,153	1,400,963
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	58,945	616,769
	Young & Co.'s Brewery PLC (YNGN LN)	5,413	47,141
	Zigup PLC	4,554,877	24,924,376
TOTAL UNITED KINGDOM			1,431,365,128

DFA International Small Cap Value Portfolio
CONTINUED
	Shares	Value»
UNITED STATES — (0.2%)
* ADTRAN Holdings, Inc.	240,110	$4,196,268
Diversified Energy Co. DEC LN	1,536	25,280
* Gran Tierra Energy, Inc. (GTE CN)	503	4,666
Ovintiv, Inc.	453,036	27,872,242
Royal Gold, Inc.	3	583
TOTAL UNITED STATES		32,099,039
TOTAL COMMON STOCKS		13,830,481,963
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Draegerwerk AG & Co. KGaA, 2.263%	26,622	2,813,335
Jungheinrich AG, 3.118%	235,400	7,092,317
Porsche Automobil Holding SE, 6.171%	33,178	1,207,219
Sixt SE, 4.610%	33,081	2,273,845
STO SE & Co. KGaA, 3.245%	25,149	3,035,040
TOTAL GERMANY		16,421,756
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
*	Mutares SE & Co. KGaA Rights	1	$0
HONG KONG — (0.0%)
*	CSI Properties Ltd. Warrants 04/07/2027	4,527,273	12,716
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	347,241	0
TOTAL RIGHTS/WARRANTS			12,716
TOTAL INVESTMENT SECURITIES (Cost $7,555,054,370)			13,846,916,435
			Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund	56,166,222	649,562,357
TOTAL INVESTMENTS — (100.0%)
(Cost $8,204,664,786)			$14,496,478,792
As of April 30, 2026, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	559	06/18/26	$190,658,185	$202,462,812	$11,804,627
Total Futures Contracts			$190,658,185	$202,462,812	$11,804,627
As of April 30, 2026, the value of Rule 144A securities amounted to $346,349,062 or 2.4% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$126,965	$987,576,335	$1,344,957	$989,048,257
Austria	—	139,396,094	—	139,396,094

DFA International Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Belgium	—	$214,209,178	—	$214,209,178
Canada	$1,547,920,094	234,515	$3,975	1,548,158,584
China	62,745,174	—	—	62,745,174
Denmark	—	508,206,471	—	508,206,471
Finland	—	318,641,815	—	318,641,815
France	—	592,071,079	—	592,071,079
Germany	2,925,870	544,302,005	—	547,227,875
Hong Kong	—	237,698,240	—	237,698,240
Ireland	—	11,336,979	—	11,336,979
Israel	575,872	184,723,728	—	185,299,600
Italy	6,210,344	669,776,943	—	675,987,287
Japan	5,300,525	3,974,700,406	—	3,980,000,931
Netherlands	10,899,343	405,377,984	—	416,277,327
New Zealand	—	11,486,603	—	11,486,603
Norway	—	140,211,044	—	140,211,044
Portugal	—	38,362,599	—	38,362,599
Singapore	—	117,872,970	—	117,872,970
Spain	—	421,120,226	—	421,120,226
Sweden	1,045,775	363,844,362	—	364,890,137
Switzerland	—	846,769,326	—	846,769,326
United Kingdom	—	1,431,365,128	—	1,431,365,128
United States	27,877,491	4,221,548	—	32,099,039
Preferred Stocks
Germany	—	16,421,756	—	16,421,756
Rights/Warrants
Germany	—	—	—	—
Hong Kong	—	12,716	—	12,716
Italy	—	—	—	—
Securities Lending Collateral	—	649,562,357	—	649,562,357
Total Investments in Securities	$1,665,627,453	$12,829,502,407	$1,348,932˂˃	$14,496,478,792
Financial Instruments
Assets
Futures Contracts**	11,804,627	—	—	11,804,627
Total Financial Instruments	$11,804,627	—	—	$11,804,627
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRALIA — (5.8%)
	Accent Group Ltd.	154,021	$68,627
#	Acrow Ltd.	182,964	116,811
*	Alkane Resources Ltd.	676,806	746,582
	ALS Ltd.	22,122	345,431
#*	AMA Group Ltd.	258,516	110,023
#	Amotiv Ltd.	196,190	912,523
	AMP Ltd.	1,395,553	1,481,577
	Ampol Ltd.	49,264	1,247,393
	Ansell Ltd.	60,760	1,165,577
	ANZ Group Holdings Ltd.	123,573	3,282,285
*	Arafura Rare Earths Ltd. (ARU AU)	64,203	16,921
#	ARB Corp. Ltd.	18,722	253,170
	Aristocrat Leisure Ltd.	61,709	2,123,127
#	ARN Media Ltd.	200,589	40,680
	ASX Ltd.	1,362	59,677
#	AUB Group Ltd.	18,338	341,525
*	Aurelia Metals Ltd.	1,614,979	344,384
	Aurizon Holdings Ltd.	530,930	1,603,950
#	Aussie Broadband Ltd.	105,298	407,388
*	Austal Ltd.	314,822	949,326
#*	Australian Agricultural Co. Ltd.	139,854	132,081
	Australian Clinical Labs Ltd.	11,093	15,216
#	Australian Ethical Investment Ltd.	58,005	169,813
	Australian Finance Group Ltd.	123,441	178,160
#*	Australian Strategic Materials Ltd.	85,552	97,599
#	Autosports Group Ltd.	17,198	30,233
#††	AVZ Minerals Ltd.	100,493	10,537
*	Baby Bunting Group Ltd.	27,518	28,689
#	Bank of Queensland Ltd.	228,078	1,107,223
#	Bapcor Ltd.	335,253	137,316
*	BCI Minerals Ltd.	84,345	23,023
	Beach Energy Ltd.	1,185,213	1,006,755
	Bega Cheese Ltd.	282,359	1,129,010
	Bell Financial Group Ltd.	78,973	75,982
*	Bellevue Gold Ltd.	154,007	167,444
	Bendigo & Adelaide Bank Ltd.	151,007	1,167,299
		Shares	Value»
AUSTRALIA — (Continued)
	BHP Group Ltd. (BHP AU)	731,641	$28,957,805
#	BHP Group Ltd. (BHP US), Sponsored ADR	10,070	798,551
#	Bisalloy Steel Group Ltd.	14,762	49,703
	BlueScope Steel Ltd.	226,025	4,913,541
#*	Boss Energy Ltd.	173,397	176,495
	Brambles Ltd.	435,330	7,125,895
#	Bravura Solutions Ltd.	268,444	414,794
#	Breville Group Ltd.	20,925	457,517
	Capral Ltd.	24,627	216,310
	Capricorn Metals Ltd.	161,889	1,342,269
	CAR Group Ltd.	1,367	25,217
*	Catalyst Metals Ltd.	15,080	57,811
	Cedar Woods Properties Ltd.	46,202	248,946
*	Centrebet International Ltd.	6,648	0
	Challenger Ltd.	441,287	2,746,646
	Champion Iron Ltd.	141,084	487,390
#	Civmec Australia Ltd.	180,389	201,277
	Cleanaway Waste Management Ltd.	652,951	1,047,520
*	Coast Entertainment Holdings Ltd.	219,442	70,168
#	Cobram Estate Olives Ltd.	45,151	127,089
	Cochlear Ltd.	2,225	151,392
	Codan Ltd.	41,367	1,253,583
	Coles Group Ltd.	309,984	4,940,524
	Collins Foods Ltd.	167,927	996,137
	Commonwealth Bank of Australia	65,683	8,273,209
	Computershare Ltd.	98,078	2,154,694
#*††	Corporate Travel Management Ltd.	18,446	39,973
	Credit Corp. Group Ltd.	8,270	64,501
#	Data#3 Ltd.	128,978	758,379
*	Deep Yellow Ltd.	18,066	24,201
*	Develop Global Ltd.	12,805	49,760
	Dicker Data Ltd.	12,781	82,183
#	Domino's Pizza Enterprises Ltd.	7,205	86,405
	Downer EDI Ltd.	464,048	2,493,526
#	Duratec Ltd.	86,576	176,541
	Dyno Nobel Ltd.	871,995	2,070,552

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Eagers Automotive Ltd.	72,117	$1,258,854
*††	Elanor Investor Group	45,594	5,055
#	Elders Ltd.	237,702	1,231,910
*	Electro Optic Systems Holdings Ltd.	19,461	128,881
*	Emeco Holdings Ltd.	364,605	298,146
*	Emerald Resources NL	148,439	626,471
*	EML Payments Ltd.	88,850	27,038
#	Endeavour Group Ltd.	374,314	906,214
	Enero Group Ltd.	57,599	19,342
	EQT Holdings Ltd.	2,361	33,305
	Evolution Mining Ltd.	611,015	5,402,071
	EVT Ltd.	72,414	633,281
#	Fenix Resources Ltd.	576,517	131,405
#	Fiducian Group Ltd.	1,933	12,409
	FleetPartners Group Ltd.	197,404	335,485
#	Flight Centre Travel Group Ltd.	81,810	609,622
	Fortescue Ltd.	161,413	2,326,457
	G8 Education Ltd.	230,462	28,418
#	Generation Development Group Ltd.	35,355	100,887
	GR Engineering Services Ltd.	60,276	197,099
	GrainCorp Ltd., Class A	218,250	970,202
*	Grange Resources Ltd.	367,733	47,865
	GWA Group Ltd.	72,434	104,548
	Hansen Technologies Ltd.	132,575	482,109
	Harvey Norman Holdings Ltd.	251,673	822,564
	Healius Ltd.	221,786	81,012
	Helia Group Ltd.	399,142	1,553,305
#	Horizon Oil Ltd.	293,270	49,882
	HUB24 Ltd.	13,372	818,252
#	Humm Group Ltd.	516,981	238,905
*	IGO Ltd.	160,504	883,140
	Iluka Resources Ltd.	171,472	1,020,179
	Imdex Ltd.	371,057	1,091,493
	Insurance Australia Group Ltd.	511,133	2,779,593
#	Integral Diagnostics Ltd.	141,830	228,153
	IPD Group Ltd.	10,358	42,177
#	IPH Ltd.	239,273	628,921
	IRESS Ltd.	35,477	174,649
	IVE Group Ltd.	157,053	293,508
		Shares	Value»
AUSTRALIA — (Continued)
	JB Hi-Fi Ltd.	53,059	$2,963,181
*	Judo Capital Holdings Ltd.	155,554	161,703
#	Jupiter Mines Ltd.	609,869	121,674
#	Karoon Energy Ltd.	814,913	1,284,642
#*	Kelly Partners Group Holdings Ltd.	11,361	35,456
	Kelsian Group Ltd.	52,078	144,176
	L1 Group Ltd.	70,109	56,852
	Lendlease Corp. Ltd.	7,135	17,403
#*	Lifestyle Communities Ltd.	24,906	85,101
	Lottery Corp. Ltd.	547,387	2,191,249
	Lovisa Holdings Ltd.	25,361	439,060
#	Lycopodium Ltd.	17,864	164,316
#*	Lynas Rare Earths Ltd.	19,443	275,822
#	MA Financial Group Ltd.	10,560	53,569
#	Maas Group Holdings Ltd.	32,219	102,960
	Macmahon Holdings Ltd.	1,383,053	728,716
	Macquarie Group Ltd.	10,507	1,805,033
#*	Macquarie Technology Group Ltd.	5,943	301,227
#	Mader Group Ltd.	8,058	43,642
	Magellan Financial Group Ltd.	213,325	1,581,652
*	Mayne Pharma Group Ltd.	29,559	60,672
#	McMillan Shakespeare Ltd.	40,621	464,516
	Medibank Pvt Ltd.	415,793	1,413,834
#*	Mesoblast Ltd. (MSB AU)	98,564	154,070
*	Metals X Ltd.	1,244,738	1,259,844
	Metcash Ltd.	349,021	687,279
#*	Metro Mining Ltd. MMIDA AU	87,745	81,176
*	MGX Resources Ltd.	419,448	119,616
*	Mineral Resources Ltd.	18,140	853,856
	Monadelphous Group Ltd.	88,907	1,805,759
#	Monash IVF Group Ltd.	103,475	54,468
*	Myer Holdings Ltd.	456,206	85,740
	MyState Ltd.	169,191	562,540
	National Australia Bank Ltd.	213,086	6,164,093
	Navigator Global Investments Ltd.	264,226	474,671
	Netwealth Group Ltd.	66,573	1,143,353

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Neuren Pharmaceuticals Ltd.	12,383	$112,595
	New Hope Corp. Ltd.	385,331	1,527,593
#*	NEXTDC Ltd.	26,002	269,899
#	nib holdings Ltd.	217,185	1,048,869
#	Nick Scali Ltd.	64,145	699,140
*	Nickel Industries Ltd.	650,421	493,305
#	Nine Entertainment Co. Holdings Ltd.	531,423	367,719
	Northern Star Resources Ltd.	269,589	4,132,322
	NRW Holdings Ltd.	502,936	2,242,478
*	Nuix Ltd.	36,942	40,694
#*	Omni Bridgeway Ltd.	91,367	108,277
	oOh!media Ltd.	197,139	166,453
#*	Ora Banda Mining Ltd.	286,095	279,709
	Orica Ltd.	175,440	2,675,902
	Origin Energy Ltd.	78,122	683,107
	Orora Ltd.	28,317	27,035
	Pacific Current Group Ltd.	51,154	395,050
#*	Paladin Energy Ltd.	13,600	118,041
*	Pantoro Gold Ltd.	61,992	148,218
	Peet Ltd.	288,046	374,550
#*	Peninsula Energy Ltd.	45,926	17,002
#	Pepper Money Ltd.	100,354	125,652
	Perenti Ltd.	1,146,997	1,552,447
	Perseus Mining Ltd.	1,502,020	6,019,627
*	PEXA Group Ltd.	8,059	73,227
	Pinnacle Investment Management Group Ltd.	5,020	54,819
#*	PLS Group Ltd.	173,979	774,104
	Premier Investments Ltd.	43,181	387,862
	Pro Medicus Ltd.	19,738	1,937,237
#	Propel Funeral Partners Ltd.	27,169	74,215
	QBE Insurance Group Ltd.	269,671	4,368,094
	Qube Holdings Ltd.	154,964	564,243
	Ramelius Resources Ltd.	1,305,980	3,241,406
#	Ramsay Health Care Ltd.	8,443	238,827
#	REA Group Ltd.	3,453	427,498
*	ReadyTech Holdings Ltd.	6,262	6,067
#	Reece Ltd.	20,461	203,982
	Regis Resources Ltd.	1,107,573	5,679,131
	Reliance Worldwide Corp. Ltd.	286,089	678,455
		Shares	Value»
AUSTRALIA — (Continued)
*	Resolute Mining Ltd.	2,578,369	$2,206,376
	Ridley Corp. Ltd.	269,883	543,634
	Rio Tinto Ltd.	46,130	5,650,443
*	Sandfire Resources Ltd.	393,692	4,756,430
	Santos Ltd.	491,938	2,834,248
	SEEK Ltd.	9,124	91,592
*	Select Harvests Ltd.	95,547	264,145
	Servcorp Ltd.	44,491	208,174
	Service Stream Ltd.	626,740	883,609
	SGH Ltd.	49,193	1,393,292
	Shaver Shop Group Ltd.	136,824	136,760
#	Sigma Healthcare Ltd.	910,736	1,841,228
#*	Silver Mines Ltd.	23,162	2,748
	Sims Ltd. (SGM AU)	99,760	1,507,680
	SmartGroup Corp. Ltd.	69,278	451,834
	Solvar Ltd.	175,468	200,618
	Sonic Healthcare Ltd.	69,490	994,306
	South32 Ltd. (S32 AU)	652,522	1,933,779
	Southern Cross Electrical Engineering Ltd.	255,305	698,891
	Southern Cross Media Group Ltd.	211,786	87,441
	SRG Global Ltd.	584,627	1,221,152
#*	St Barbara Ltd.	362,501	163,311
#	Stanmore Resources Ltd.	219,017	371,542
	Steadfast Group Ltd.	327,108	1,006,129
	Suncorp Group Ltd.	229,899	2,860,950
	Super Retail Group Ltd.	160,643	1,381,293
*	Superloop Ltd.	199,793	487,939
	Supply Network Ltd.	505	11,639
	Tabcorp Holdings Ltd.	1,104,747	908,007
	Technology One Ltd.	95,715	1,972,259
	Telstra Group Ltd. (TLS AU)	373,408	1,434,081
#	Ten Sixty Four Ltd.	189,882	15,038
	TPG Telecom Ltd.	35,732	108,074
*	Tuas Ltd.	17,051	73,364
	Vault Minerals Ltd.	598,932	1,998,192
	Ventia Services Group Pty. Ltd.	450,729	1,735,162
Ω	Viva Energy Group Ltd.	648,401	1,152,827
	Vulcan Steel Ltd.	17,806	66,332
*	Vysarn Ltd.	40,546	22,052

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Washington H Soul Pattinson & Co. Ltd.	47,209	$1,439,589
*	WEB Travel Group Ltd.	18,984	36,702
	Wesfarmers Ltd.	116,165	6,170,971
*	West African Resources Ltd.	1,368,888	2,980,636
	Westgold Resources Ltd.	647,422	2,566,482
	Westpac Banking Corp.	144,961	4,055,525
	Whitehaven Coal Ltd.	572,267	3,496,912
	Woodside Energy Group Ltd. (WDS AU)	159,073	3,803,060
	Worley Ltd.	95,808	820,713
#*	Xero Ltd.	3,203	188,106
#	XRF Scientific Ltd.	64,487	84,695
#	Yancoal Australia Ltd.	229,976	1,265,394
TOTAL AUSTRALIA			261,659,796
AUSTRIA — (0.8%)
*	Addiko Bank AG	8,740	282,950
	Agrana Beteiligungs AG	6,333	88,718
	ANDRITZ AG	32,599	2,769,957
*	AT&S Austria Technologie & Systemtechnik AG	18,600	2,060,390
Ω	BAWAG Group AG	23,691	4,057,102
	DO & Co. AG	5,776	1,177,914
	Erste Group Bank AG	34,137	3,772,001
*	Eurotelesites AG	23,962	132,045
	EVN AG	24,912	846,458
*	Immofinanz AG (IIA AV)	7,951	0
#*	Lenzing AG	11,372	311,260
	Mayr Melnhof Karton AG	1,052	98,764
	Oberbank AG	1,137	108,884
#	Oesterreichische Post AG	9,879	371,882
	OMV AG	60,881	4,297,595
	Palfinger AG	11,715	482,072
	Porr AG	23,162	1,062,181
	Raiffeisen Bank International AG	83,542	4,556,850
	SBO AG	1,811	78,599
*	Semperit AG Holding	1,601	28,095
	Strabag SE (STR AV), Class BR	2,516	265,524
	Telekom Austria AG	92,515	1,051,685
		Shares	Value»
AUSTRIA — (Continued)
	UNIQA Insurance Group AG	59,509	$1,141,856
#	Verbund AG	1,188	89,638
	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,493	1,768,917
	voestalpine AG	45,346	2,344,524
	Wienerberger AG	17,365	503,484
	Zumtobel Group AG	14,471	61,217
TOTAL AUSTRIA			33,810,562
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	15,891	5,241,052
	Ageas SA	110,156	8,632,319
*	AGFA-Gevaert NV	19,500	10,853
	Anheuser-Busch InBev SA (ABI BB)	83,775	6,330,171
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	3,763	284,295
*	Argenx SE (ARGX BB)	66	51,759
*	Atenor	3,530	7,042
	Barco NV	9,891	110,711
	Bekaert SA	42,706	2,108,868
*	bpost SA	63,020	134,296
	Cie d'Entreprises CFE	8,983	119,971
	Colruyt Group NV	44,480	1,714,508
	Deceuninck NV	103,359	259,629
	Deme Group NV	6,977	1,592,122
	Econocom Group SA NV	56,588	93,864
	EVS Broadcast Equipment SA	9,610	423,804
	Fagron	45,161	1,273,989
*	Galapagos NV (GLPG BB)	31,943	905,006
*	Galapagos NV (GLPG NA)	28,000	786,197
	Gimv NV	21,565	1,215,135
	KBC Group NV	111,942	14,899,247
#	Kinepolis Group NV	5,948	213,778
#	Lotus Bakeries NV	202	2,431,758
#	Melexis NV	7,283	612,897
#*	Ontex Group NV	62,857	214,810
*	Orange Belgium SA	6,976	171,837
	Proximus SADP	289,510	2,208,282
#	Recticel SA	27,025	320,618
	Sipef NV	5,352	638,516
#	Solvay SA	72,824	2,377,975

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Syensqo SA	12,683	$841,380
	Tessenderlo Group SA	20,833	522,704
	UCB SA	18,616	5,068,974
	Umicore SA	10,808	218,594
	Van de Velde NV	2,440	93,833
	VGP NV	8,044	825,820
	Viohalco SA	29,708	509,686
TOTAL BELGIUM			63,466,300
CANADA — (11.0%)
*	5N Plus, Inc.	66,274	1,598,851
#	Acadian Timber Corp.	6,576	83,268
*	ACT Energy Technologies Ltd.	17,600	87,977
	ADENTRA, Inc.	21,558	541,350
	ADF Group, Inc.	19,843	149,295
*	Advantage Energy Ltd.	123,603	939,978
	Aecon Group, Inc.	9	331
#	AG Growth International, Inc.	2,004	28,621
	AGF Management Ltd., Class B	71,437	851,974
	Agnico Eagle Mines Ltd. (AEM CN)	22,204	4,175,329
	Agnico Eagle Mines Ltd. (AEM US)	15,606	2,937,205
#*	Aimia, Inc.	62,327	124,805
*	Air Canada	147,543	2,025,750
#	AirBoss of America Corp.	5,431	27,788
	Alamos Gold, Inc. (AGI CN), Class A	86,852	3,465,512
	Algoma Central Corp.	4,796	77,959
	Alimentation Couche-Tard, Inc.	56,022	3,314,262
*	Allied Gold Corp.	2	60
	AltaGas Ltd.	90,505	3,392,064
	Altius Minerals Corp.	7	254
	Altus Group Ltd.	66	2,194
	Amerigo Resources Ltd.	132,794	561,150
	Andrew Peller Ltd., Class A	13,700	56,581
	ARC Resources Ltd.	345,494	8,195,095
*	Aritzia, Inc.	45,652	4,818,439
#*	Athabasca Oil Corp.	454,119	3,998,427
*	ATS Corp. (ATS CN)	2,758	89,480
*	AutoCanada, Inc.	18,362	311,722
	B2Gold Corp. (BTG US)	601,232	2,705,544
	B2Gold Corp. (BTO CN)	539,008	2,436,419
		Shares	Value»
CANADA — (Continued)
	Badger Infrastructure Solutions Ltd.	27,487	$1,329,478
#*	Ballard Power Systems, Inc. (BLDP US)	95,792	325,693
	Bank of Montreal (BMO CN)	1,185	180,444
#	Bank of Montreal (BMO US)	58,550	8,905,455
	Bank of Nova Scotia (BNS CN)	1,321	102,774
	Bank of Nova Scotia (BNS US)	43,518	3,385,700
	Barrick Mining Corp.	45,774	1,800,749
	Barrick Mining Corp. (B US)	103,697	4,079,440
#*	Bausch Health Cos., Inc. (BHC US)	59,636	341,118
	Baytex Energy Corp.	440,345	2,233,575
#	BCE, Inc. (BCE CN)	13,146	312,403
	BCE, Inc. (BCE US)	22,814	542,517
	Birchcliff Energy Ltd.	414,993	1,964,446
	Bird Construction, Inc.	2,474	91,230
	Black Diamond Group Ltd.	53,397	666,308
	Boralex, Inc., Class A	9,723	263,126
	Boyd Group, Inc.	5,248	648,722
	Brookfield Wealth Solutions Ltd.	250	11,283
	BRP, Inc. (DOO CN)	4,900	274,192
*	CAE, Inc. (CAE CN)	175	4,574
*	CAE, Inc. (CAE US)	11,892	310,500
	Calian Group Ltd.	8,163	424,811
	Canaccord Genuity Group, Inc.	2,593	22,626
*	Canada Goose Holdings, Inc. (GOOS US)	28,406	323,260
	Canada Packers, Inc.	8,586	116,305
	Canadian Imperial Bank of Commerce (CM CN)	19,372	2,161,603
#	Canadian Imperial Bank of Commerce (CM US)	53,924	6,009,291
	Canadian Natural Resources Ltd. (CNQ US)	238,383	11,368,485
	Canadian Pacific Kansas City Ltd. (CP CN)	5,103	443,824

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Pacific Kansas City Ltd. (CP US)	3,549	$308,621
#	Canadian Tire Corp. Ltd., Class A	47,103	6,550,762
#*	Canfor Corp.	94,268	839,727
*	Capstone Copper Corp.	514,306	4,286,041
	Cardinal Energy Ltd.	25,753	235,278
#	Cargojet, Inc.	1,500	87,282
	Cascades, Inc.	93,681	742,082
*	Cavvy Energy Ltd.	39,000	39,047
	CCL Industries, Inc., Class B	26,567	1,677,710
*	Celestica, Inc. (CLS CN)	77	31,613
*	Celestica, Inc. (CLS US)	31,881	13,058,139
	Cenovus Energy, Inc. (CVE CN)	51	1,492
#	Cenovus Energy, Inc. (CVE US)	353,807	10,345,317
	Centerra Gold, Inc.	263,362	4,583,406
	CES Energy Solutions Corp.	277,595	3,952,359
	CGI, Inc. (GIB US)	10,175	665,852
	CGI, Inc. (GIBA CN)	14,980	980,507
*††	Chesswood Group Ltd.	4,397	550
*	Cipher Pharmaceuticals, Inc.	100	1,304
	Cogeco Communications, Inc.	25,138	1,164,785
	Cogeco, Inc.	21,702	1,008,611
	Colliers International Group, Inc. (CIGI CN)	3,834	400,801
	Computer Modelling Group Ltd.	20,352	60,831
	Constellation Software, Inc.	1,000	1,821,246
*	Cronos Group, Inc. (CRON US)	203,179	542,488
	DATA Communications Management Corp.	9,900	11,953
	Definity Financial Corp.	37,708	1,922,390
	Dexterra Group, Inc.	21,771	188,000
	Dollarama, Inc.	66,512	8,500,374
		Shares	Value»
CANADA — (Continued)
	Doman Building Materials Group Ltd.	86,605	$656,702
	Dominion Lending Centres, Inc.	10,300	73,552
*	Dorel Industries, Inc., Class B	8,818	10,776
	DPM Metals, Inc.	73,003	2,451,258
	DREAM Unlimited Corp., Class A	24,324	331,280
	Dynacor Group, Inc.	39,406	168,549
	E-L Financial Corp. Ltd.	97,700	1,226,330
	Eldorado Gold Corp. (EGO US)	134,774	4,190,124
	Eldorado Gold Corp. (ELD CN)	67,605	2,088,832
	Element Fleet Management Corp.	140,093	3,344,658
	Empire Co. Ltd., Class A	94,004	3,218,012
	Enerflex Ltd. (EFX CN)	137,475	3,689,008
	Enerflex Ltd. (EFXT US)	27,196	729,397
#	Enghouse Systems Ltd.	6,152	76,767
*	Ensign Energy Services, Inc.	214,118	603,727
	EQB, Inc.	27,013	2,451,623
	Equinox Gold Corp. (EQX CN)	29	403
*	ERO Copper Corp. (ERO CN)	55,620	1,437,640
*	ERO Copper Corp. (ERO US)	30,002	775,552
	Evertz Technologies Ltd.	4,956	58,377
	Exchange Income Corp.	19,417	1,430,170
	Exco Technologies Ltd.	15,617	84,848
	Extendicare, Inc.	50,936	1,124,203
	Fairfax Financial Holdings Ltd.	4,173	7,221,516
#	Fiera Capital Corp.	21,235	90,046
	Finning International, Inc.	86,109	6,306,271
*	Firan Technology Group Corp.	1,300	19,093
	Firm Capital Mortgage Investment Corp.	15,800	143,536

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	First Majestic Silver Corp. (AG US)	10	$197
*	First Quantum Minerals Ltd.	11,432	279,920
	FirstService Corp. (FSV CN)	919	123,140
*	Foraco International SA	56,346	130,666
#*	Fortuna Mining Corp. (FSM US)	444,778	4,292,108
*	Fortuna Mining Corp. (FVI CN)	69,249	667,843
	Franco-Nevada Corp. (FNV CN)	58	13,381
	Franco-Nevada Corp. (FNV US)	2,083	479,798
#	Freehold Royalties Ltd.	119,542	1,583,215
*	Galiano Gold, Inc. GAU CN	36,893	85,826
*	Galiano Gold, Inc. GAU US	59,107	137,128
	Gamehost, Inc.	7,582	74,740
	George Weston Ltd.	42,090	3,037,570
	Gibson Energy, Inc.	78,274	1,714,324
#	Gildan Activewear, Inc. (GIL CN)	46	2,855
	Gildan Activewear, Inc. (GIL US)	32,972	2,043,934
#	goeasy Ltd.	9,293	232,676
*	GoldMoney, Inc.	3,400	40,599
#	Great-West Lifeco, Inc.	3,328	177,823
*	Greenfire Resources Ltd.	12,775	85,976
*	Haivision Systems, Inc.	1,500	7,299
	Hammond Manufacturing Co. Ltd., Class A	2,800	26,735
#	Hammond Power Solutions, Inc.	11,279	2,401,111
	Headwater Exploration, Inc.	188,401	1,861,333
	High Liner Foods, Inc.	7,497	75,889
	Hudbay Minerals, Inc. (HBM CN)	143,039	3,308,634
	Hudbay Minerals, Inc. (HBM US)	162,231	3,749,158
	iA Financial Corp., Inc.	50,348	6,479,801
		Shares	Value»
CANADA — (Continued)
#*	IAMGOLD Corp. (IAG US)	233,600	$3,940,832
*	IAMGOLD Corp. (IMG CN)	297,651	5,009,241
#	IGM Financial, Inc.	18,591	1,036,475
*	Imperial Metals Corp.	51,327	255,057
#	Imperial Oil Ltd. (IMO CN)	894	119,757
#	Imperial Oil Ltd. (IMO US)	24,750	3,316,995
	Information Services Corp.	5,900	197,760
	InPlay Oil Corp.	9,624	125,335
	Intact Financial Corp.	14,161	2,728,678
*	Interfor Corp.	18,582	133,652
#*	Ivanhoe Mines Ltd., Class A	3	24
Ω	Jamieson Wellness, Inc.	1,409	35,071
*	Journey Energy, Inc.	18,700	79,434
*	K92 Mining, Inc.	81,702	1,501,293
	K-Bro Linen, Inc.	7,218	201,446
*	Kelt Exploration Ltd.	216,412	1,601,161
#	Keyera Corp.	70,498	2,723,698
	Kinross Gold Corp. (K CN)	91,485	2,771,456
	Kinross Gold Corp. (KGC US)	232,737	7,037,967
*	Knight Therapeutics, Inc.	55,268	305,157
#*	Kolibri Global Energy, Inc.	12,434	71,491
#	Labrador Iron Ore Royalty Corp.	30,834	644,442
*	Laramide Resources Ltd.	110,504	61,827
	Lassonde Industries, Inc., Class A	2,903	477,696
	Laurentian Bank of Canada	59	1,749
	Leon's Furniture Ltd.	27,956	540,247
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	55,357	3,704,051
#*	Lithium Americas Corp.	87,685	502,435
	Loblaw Cos. Ltd.	27,094	1,249,057
	Loblaw Cos. Ltd. LBLCF US	1	70
*	Lucara Diamond Corp.	82,221	14,527
	Lundin Gold, Inc.	47,314	3,179,810
	Lundin Mining Corp.	13,816	354,567

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Magellan Aerospace Corp.	13,593	$250,775
#	Magna International, Inc. (MG CN)	7,174	456,578
	Magna International, Inc. (MGA US)	124,627	7,935,001
*	Major Drilling Group International, Inc.	3,368	38,853
	Manulife Financial Corp. (MFC US)	2,156	84,709
	Maple Leaf Foods, Inc.	43,233	913,452
	Martinrea International, Inc.	147,854	1,092,836
*	Mattr Corp.	21,640	151,823
*	MDA Space Ltd.	66	2,018
*	Medexus Pharmaceuticals, Inc.	5,900	17,200
	Medical Facilities Corp.	17,182	217,186
*	Mega Uranium Ltd.	136,518	73,367
	Melcor Developments Ltd.	6,653	90,806
	Meren Energy, Inc.	149,985	274,938
	Methanex Corp. (MEOH US)	20,048	1,313,946
	Methanex Corp. (MX CN)	36,170	2,366,687
	Metro, Inc.	27,751	1,860,373
	MTY Food Group, Inc.	6,060	181,100
#	Mullen Group Ltd.	131,324	1,987,721
	National Bank of Canada	83,447	12,596,107
	Neo Performance Materials, Inc.	16,456	306,502
*	NFI Group, Inc.	145	2,323
	North American Construction Group Ltd. (NOA CN)	10,246	150,558
	North American Construction Group Ltd. (NOA US)	12,434	182,407
	North West Co., Inc.	48,708	1,824,466
	Northland Power, Inc.	13,850	238,183
	Nutrien Ltd. (NTR US)	107,330	8,157,101
#*	Obsidian Energy Ltd. (OBE CN)	27,709	395,333
#*	Obsidian Energy Ltd. (OBE US)	8,781	125,393
	OceanaGold Corp.	233,095	7,217,552
	Onex Corp.	29,369	2,474,533
		Shares	Value»
CANADA — (Continued)
#	Open Text Corp. (OTEX CN)	49,342	$1,118,445
#	Open Text Corp. (OTEX US)	113,046	2,561,622
	OR Royalties, Inc. (OR CN)	39	1,436
*††	Orbite Technologies, Inc.	121,500	0
*	Organigram Global, Inc.	21,775	30,618
	Pan American Silver Corp. (PAAS CN)	50,331	2,633,739
#	Paramount Resources Ltd., Class A	140,269	3,174,339
	Parex Resources, Inc.	148,127	3,120,989
	Pason Systems, Inc.	71,560	735,961
	Pembina Pipeline Corp. (PBA US)	15,871	738,319
	Pembina Pipeline Corp. (PPL CN)	1,774	82,578
	Pet Valu Holdings Ltd.	1,211	18,963
	Petrus Resources Ltd.	14,800	22,118
#	Peyto Exploration & Development Corp.	312,997	5,993,339
	PHX Energy Services Corp.	31,891	289,011
	Pizza Pizza Royalty Corp.	29,413	337,794
*	PMET Resources, Inc.	71	312
	Polaris Renewable Energy, Inc.	23,154	218,526
#	Pollard Banknote Ltd.	1,552	20,383
	PrairieSky Royalty Ltd.	31	783
*	Precision Drilling Corp. (PD CN)	9,316	868,912
*	Precision Drilling Corp. (PDS US)	11,961	1,116,357
#	Premium Brands Holdings Corp.	1,673	104,997
#	Propel Holdings, Inc.	5,700	91,814
	Pulse Seismic, Inc.	3,900	11,427
*	Quarterhill, Inc.	86,678	93,803
	Quebecor, Inc., Class B	89,600	3,771,729
	RB Global, Inc. (RBA US)	8,596	896,563
*	Real Matters, Inc.	29	123

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Restaurant Brands International, Inc. (QSR US)	30,600	$2,468,808
	Richelieu Hardware Ltd.	34,208	1,000,288
	Rogers Communications, Inc. (RCI US), Class B	103,632	3,775,314
	Rogers Communications, Inc. (RCIB CN), Class B	32,348	1,177,612
	Rogers Sugar, Inc.	103,010	498,234
	Royal Bank of Canada (RY CN)	63,580	11,435,366
	Royal Bank of Canada (RY US)	32,014	5,761,560
	Russel Metals, Inc.	69,280	2,696,532
*	Sangoma Technologies Corp.	15,903	67,904
	Saputo, Inc.	4,600	139,285
	Savaria Corp.	5,271	115,948
#	Secure Waste Infrastructure Corp.	175,502	2,991,030
	Sienna Senior Living, Inc.	99	1,705
*	SNDL, Inc.	23,678	32,202
*	Source Energy Services Ltd.	3,200	42,004
	South Bow Corp. SOBO CN	692	23,696
	South Bow Corp. SOBO US	37,964	1,299,874
*	Spartan Delta Corp.	31,548	323,992
	Sprott, Inc. (SII CN)	86	11,213
*	SSR Mining, Inc. (SSRM CN)	108,027	3,111,146
	Stantec, Inc. (STN CN)	2,317	211,615
	Stella-Jones, Inc.	50,198	3,106,448
*	Steppe Gold Ltd.	51,200	49,378
	Sun Life Financial, Inc. (SLF CN)	80,322	5,787,252
#	Sun Life Financial, Inc. (SLF US)	29,319	2,113,314
	Suncor Energy, Inc. (SU US)	282,725	19,355,354
#	Superior Plus Corp.	373,947	2,064,713
	Supremex, Inc.	17,058	44,957
	Surge Energy, Inc.	59,566	438,953
	Tamarack Valley Energy Ltd.	758,162	7,110,821
		Shares	Value»
CANADA — (Continued)
*	Taseko Mines Ltd. (TKO CN)	1,276	$9,150
	TC Energy Corp. (TRP CN)	2,061	138,194
	TC Energy Corp. (TRP US)	395	26,437
	Teck Resources Ltd. (TECK US), Class B	98,967	5,782,642
	Teck Resources Ltd. (TECK/A CN), Class A	1,200	70,312
	Teck Resources Ltd. (TECKB CN), Class B	96	5,604
	TELUS Corp.	31,609	395,825
#	TerraVest Industries, Inc.	7,833	799,014
	TFI International, Inc. (TFII CN)	11,970	1,712,732
#	TFI International, Inc. (TFII US)	2,101	300,821
	Thomson Reuters Corp. (TRI CN)	24	2,296
#	Timbercreek Financial Corp.	142,200	708,723
	TMX Group Ltd.	205	8,361
	Topaz Energy Corp.	3,264	75,788
	Torex Gold Resources, Inc.	105,639	4,350,475
	Toromont Industries Ltd.	1,733	269,477
	Toronto-Dominion Bank (TD CN)	45,933	4,948,191
	Toronto-Dominion Bank (TD US)	45,361	4,885,380
	Total Energy Services, Inc.	58,569	1,014,131
	Tourmaline Oil Corp.	122,751	5,946,210
	TransAlta Corp.	68,543	855,417
	TransAlta Corp.	66,278	826,066
	Transcontinental, Inc., Class A	125,738	491,529
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	353,067	1,874,049
	Triple Flag Precious Metals Corp. (TFPM CN)	33	1,053
*	Trisura Group Ltd. (TSU CN)	9,403	304,584
*	Valeura Energy, Inc.	27,864	275,286

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Vecima Networks, Inc.	1,100	$10,285
	Vermilion Energy, Inc. (VET CN)	55,379	747,709
	Vermilion Energy, Inc. (VET US)	147,892	1,992,105
	VersaBank (VBNK CN)	3,600	64,322
	VersaBank (VBNK US)	2,787	49,915
*††	Victoria Gold Corp./Vancouver	2,102	139
*	Viemed Healthcare, Inc.	23,412	233,184
	Wajax Corp.	29,639	737,948
#*	Well Health Technologies Corp.	51,574	164,022
*	Wesdome Gold Mines Ltd.	111,060	1,973,710
	West Fraser Timber Co. Ltd. (WFG CN)	48,626	3,078,634
#	West Fraser Timber Co. Ltd. (WFG US)	16,500	1,044,615
#	Westshore Terminals Investment Corp.	52	1,360
	Whitecap Resources, Inc. WCP CN	263,368	3,108,026
	Whitecap Resources, Inc. WCPRF US	533,848	6,315,417
	Winpak Ltd.	12,456	368,265
	WSP Global, Inc.	3,939	655,364
*	Yangarra Resources Ltd.	18,900	20,036
	Yellow Pages Ltd.	2,134	21,115
TOTAL CANADA			495,643,834
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	243,398	5,228,662
DENMARK — (2.0%)
	AL Sydbank	56,606	4,827,842
#	ALK-Abello AS	38,478	1,441,218
	Alm Brand AS	742,648	1,737,215
	AP Moller - Maersk AS (MAERSKA DC), Class A	382	898,315
#	AP Moller - Maersk AS (MAERSKB DC), Class B	327	776,370
*	Bavarian Nordic AS	73,477	2,162,779
		Shares	Value»
DENMARK — (Continued)
#	Carlsberg AS, Class B	29,024	$3,932,404
#	Columbus AS	23,683	37,478
	D/S Norden AS	32,817	1,552,909
	Danske Bank AS	128,707	6,616,632
#*	Demant AS	2,364	74,971
*	Dfds AS	7,295	156,690
	DSV AS	11,415	2,807,311
	FLSmidth & Co. AS	45,813	3,402,630
	Foroya Banki P	3,602	128,084
*	Genmab AS (GMAB DC)	3,044	805,979
#*	GN Store Nord AS	38,135	573,610
	GronlandsBANKEN AS	75	11,523
	H Lundbeck AS (HLUNA DC), Class A	33,531	186,097
	H Lundbeck AS (HLUNB DC)	168,361	1,131,824
#*	H&H International AS, Class B	16,762	279,375
	ISS AS	100,266	3,678,219
	Jyske Bank AS	40,764	5,674,923
#	Matas AS	33,484	532,315
	MT Hoejgaard Holding AS	1,701	91,129
*Ω	Netcompany Group AS	31,620	1,806,299
*	NKT AS	50,390	7,443,224
	Novo Nordisk AS (NOVOB DC), Class B	95,182	4,048,655
	Novonesis Novozymes B, Class B	88,871	5,460,744
	Pandora AS	22,162	1,686,505
	Parken Sport & Entertainment AS	3,314	93,584
	Per Aarsleff Holding AS	19,250	2,241,930
	Ringkjoebing Landbobank AS	29,027	7,252,725
#	Rockwool AS ROCKA DC, Class A	25,850	794,489
	Rockwool AS ROCKB DC, Class B	85,150	2,478,758
	Royal Unibrew AS	22,020	1,472,659
*	RTX AS	4,831	72,130
Ω	Scandinavian Tobacco Group AS	65,039	688,642
	Schouw & Co. AS	11,084	1,142,728
	SJF Bank AS	12,657	620,894
	SP Group AS	2,013	117,573

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Tivoli AS	261	$26,692
	TORM PLC, Class A	52,874	1,694,845
*	Trifork Group AG	1,136	15,845
	Tryg AS	116,659	2,803,150
	UIE PLC	12,391	746,391
	Vestas Wind Systems AS	26,513	815,259
*	Zealand Pharma AS	64,458	3,048,617
TOTAL DENMARK			90,090,180
FINLAND — (1.7%)
	Aktia Bank OYJ	45,889	586,622
#	Alandsbanken Abp, Class B	1,791	100,934
	Alma Media OYJ	17,628	258,695
#	Apetit OYJ	2,895	43,922
	Aspo OYJ	11,569	82,890
	Atria OYJ	11,213	195,027
#	Bittium OYJ	6,294	235,063
	Digia OYJ	9,042	60,602
	Elisa OYJ	48,367	2,349,085
#	Evli OYJ, Class B	1,283	34,634
	Finnair OYJ	26,021	97,938
#	Fiskars OYJ Abp	31,916	514,740
	Fortum OYJ	151,462	3,815,792
	F-Secure OYJ	37,351	77,263
#	Harvia OYJ	7,944	331,446
	Hiab OYJ	22,436	1,334,627
	HKFoods OYJ	37,889	70,938
	Huhtamaki OYJ	41,806	1,337,944
	Kalmar OYJ, Class B	31,343	1,680,829
#	Kemira OYJ	87,969	1,824,151
	Kesko OYJ (KESKOA FH), Class A	29,734	710,031
#	Kesko OYJ (KESKOB FH), Class B	152,063	3,747,916
	Kone OYJ, Class B	71,787	4,569,625
	Konecranes OYJ	139,128	4,569,380
*	Lassila & Tikanoja OYJ	15,591	133,359
#*	Lindex Group OYJ	65,407	166,325
	Luotea PLC	47,289	136,131
#	Mandatum OYJ	131,902	1,054,933
	Marimekko OYJ	3,787	44,086
#*	Metsa Board OYJ (METSB FH), Class B	51,427	172,085
#	Metso OYJ	286,680	4,952,201
	Nokia OYJ (NOKIA FH)	473,305	6,014,080
	Nokia OYJ (NOKIA FP)	143,713	1,788,732
#	Nokian Renkaat OYJ	44,735	550,364
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp (NDA FH)	605,343	$11,383,406
	Nordea Bank Abp (NDA SS)	212,648	3,986,531
	Olvi OYJ, Class A	10,348	376,749
	Oriola OYJ (OKDBV FH), Class B	36,534	39,610
	Orion OYJ (ORNAV FH), Class A	11,860	949,242
	Orion OYJ (ORNBV FH), Class B	44,894	3,626,911
	Outokumpu OYJ	198,234	1,333,406
	Pihlajalinna OYJ	15,927	209,721
	Ponsse OYJ	2,825	74,043
	Puuilo OYJ	34,014	518,575
#*	QT Group OYJ	4,025	90,989
	Raisio OYJ, Class V	69,541	208,477
	Revenio Group OYJ	5,435	88,749
#	Sampo OYJ, Class A	389,693	4,046,050
	Sanoma OYJ	72,916	793,017
	Scanfil OYJ	11,458	170,268
	Stora Enso OYJ, Class R	104,660	1,165,344
	Taaleri PLC	4,176	37,486
Ω	Terveystalo OYJ	45,793	419,168
	Tieto OYJ	51,025	1,139,946
#	Tokmanni Group Corp.	5,610	50,088
#	UPM-Kymmene OYJ	26,349	789,491
	Vaisala OYJ, Class A	9,903	579,354
#	Valmet OYJ	57,181	1,493,067
	Wartsila OYJ Abp	19,117	802,860
*	YIT OYJ	66,609	197,562
TOTAL FINLAND			78,212,500
FRANCE — (6.3%)
*	74Software SA	6,447	270,391
#	ABC arbitrage	6,384	40,244
	Accor SA	8,446	417,982
#	Aeroports de Paris SA	833	101,146
	Air Liquide SA	17,550	3,775,710
	Airbus SE	10,855	2,237,860
	AKWEL SADIR	6,577	55,927
*	Alstom SA	179,558	3,608,090
	Altamir	17,275	498,942
	Alten SA	9,990	665,547
#Ω	Amundi SA	17,468	1,688,391
	Arkema SA	30,408	2,219,295
	Assystem SA	1,977	106,602
	Aubay	2,118	124,272
	AXA SA	28,216	1,360,160
Ω	Ayvens SA	45,331	613,431

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Bastide le Confort Medical	2,023	$59,581
#	Beneteau SACA	26,924	216,669
#	BioMerieux	1,920	162,019
	BNP Paribas SA	55,287	5,806,320
	Boiron SA	3,024	97,145
	Bollore SE	104,584	660,398
	Bonduelle SCA	9,348	95,009
*††	Bourbon Corp. SA	9,346	0
	Bouygues SA	122,374	7,237,168
#	Bureau Veritas SA	79,293	2,429,802
	Capgemini SE	4,741	576,583
	Carrefour SA	390,556	7,786,067
	CBo Territoria	13,564	62,908
*	Cegedim SA	1,925	27,058
	Cie de Saint-Gobain SA	74,147	6,793,332
	Cie des Alpes	28,963	754,957
#	Cie Generale des Etablissements Michelin SCA	301,482	10,921,491
*	Clariane SE	30,754	146,204
#	Coface SA	99,865	1,851,880
	Credit Agricole SA	82,436	1,610,149
	Danone SA	45,098	3,533,339
	Dassault Aviation SA	435	152,118
	Derichebourg SA	108,712	1,158,175
	Eiffage SA	49,878	8,041,746
Ω	Elior Group SA	137,980	428,313
#	Elis SA	172,867	5,341,625
*	Emeis SA	5,978	101,034
#	Engie SA	786,240	25,916,461
#	Eramet SA	3,227	222,629
#	EssilorLuxottica SA	2,135	451,914
	Etablissements Maurel et Prom SA	85,985	1,003,962
	Eurazeo SE	6,114	333,698
	Eurofins Scientific SE	24,572	1,708,057
Ω	Euronext NV	9,721	1,627,210
#*	Figeac Aero	7,355	85,839
	Fnac Darty SA (0QSH LI)	2,700	112,290
	Fnac Darty SA (FNAC FP)	8,539	354,295
*	Forvia SE (FRVIA FP)	275,474	3,247,430
	Gaztransport Et Technigaz SA	16,426	3,996,349
#	Getlink SE	1,182	26,477
	GL Events SACA	10,298	405,391
	Groupe Crit SA	2,535	165,359
*	Guerbet	1,185	16,155
*	ID Logistics Group SACA	2,289	972,092
	Imerys SA	20,272	530,617
		Shares	Value»
FRANCE — (Continued)
	Ipsen SA	13,284	$2,609,000
	IPSOS SA	40,548	1,719,631
#	Jacquet Metals SACA	6,822	177,817
	JCDecaux SE	55,756	1,240,191
	Kaufman & Broad SA	5,929	192,615
	Laurent-Perrier	1,526	150,897
	Legrand SA	10,936	1,959,331
	Linedata Services	862	43,858
	LISI SA	7,074	517,854
	LNA Sante SA	4,672	158,007
	L'Oreal SA	3,263	1,405,338
	LVMH Moet Hennessy Louis Vuitton SE	1,185	633,038
*Ω	Maisons du Monde SA	8,338	5,299
	Manitou BF SA	5,811	139,410
	Mersen SA	7,486	281,669
#	Metropole Television SA	28,452	434,554
	Nexans SA	13,265	2,475,963
#*	Nexity SA	6,560	65,120
	North Atlantic Energies	2,477	181,494
	NRJ Group	17,425	146,175
	Oeneo SA	12,484	132,999
	Opmobility	78,985	1,334,611
	Orange SA (ORA FP)	1,286,762	26,793,400
*	OVH Groupe SA	4,023	49,201
	Publicis Groupe SA (PUB FP)	27,802	2,597,743
	Quadient SA	4,750	64,954
#	Renault SA	55,887	1,963,266
	Rexel SA	108,458	4,587,042
	Robertet SA	158	148,441
	SA d'Explosifs et de Produits Chimiques	117	36,698
	Safran SA	20,936	6,722,812
	Samse SACA	314	44,863
	Sanofi SA (SAN FP)	27,247	2,549,678
	Sartorius Stedim Biotech	436	80,578
	Savencia SA	3,513	273,802
	Schneider Electric SE (0NWV LI)	1,883	594,061
	Schneider Electric SE (SU FP)	11,379	3,620,897
	SCOR SE	92,243	3,441,843
	SEB SA	1,135	69,656
#	Seche Environnement SACA	4,299	420,900
	SES SA	459,378	3,792,194
*Ω	SMCP SA	22,841	139,127
	Societe BIC SA	16,367	1,128,851

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	$82,899
	Societe Generale SA	86,638	6,974,359
	Societe LDC SADIR	3,690	484,232
#	Sodexo SA	5,058	257,268
*	SOITEC	401	60,292
	Sopra Steria Group	11,331	1,768,091
	SPIE SA	81,284	4,716,308
	Stef SA	4,269	583,465
#	STMicroelectronics NV (STM FP)	33,324	1,815,358
#	Sword Group	4,261	156,641
	Synergie SE	7,052	233,285
	Technip Energies NV	99,599	4,711,784
#	Teleperformance SE	8,764	593,578
	Television Francaise 1 SA	42,210	335,755
	Thales SA	10,190	2,799,571
	Thermador Groupe	3,866	314,326
#	Tikehau Capital SCA	6,017	124,782
	TotalEnergies SE (TTE FP)	378,407	35,181,836
	Trigano SA	12,639	2,324,310
#*	Ubisoft Entertainment SA	10,116	59,015
	Valeo SE	378,795	4,768,023
#	Vallourec SACA	192,412	5,797,693
	Vetoquinol SA	2,062	186,449
	Vicat SACA	14,931	1,054,340
	VIEL & Cie SA	16,841	369,504
	Vinci SA	41,979	6,348,158
	Virbac SACA	1,818	794,094
*	Viridien	15,305	2,603,160
#	Wavestone	1,697	91,580
*Ω	X-Fab Silicon Foundries SE	16,404	121,809
TOTAL FRANCE			285,848,148
GERMANY — (7.6%)
	1&1 AG	33,655	891,596
	adidas AG	3,691	638,755
	AIXTRON SE	20,767	1,147,457
#	Allgeier SE	4,754	90,551
	Allianz SE (ALV GR)	9,813	4,481,915
	Alzchem Group AG	5,513	1,071,798
	Amadeus Fire AG	420	11,888
	Atoss Software SE	4,020	374,055
Ω	Aumann AG	3,422	51,109
*	Aumovio SE	21,779	944,544
#	Aurubis AG	25,680	5,526,074
	BASF SE	325,719	20,890,496
*	Basler AG	1,013	21,811
		Shares	Value»
GERMANY — (Continued)
	Bayer AG	434,725	$19,492,067
	Bayerische Motoren Werke AG	34,821	3,186,579
#*	BayWa AG (BYW6 GR)	15,013	49,537
	Bechtle AG	16,973	577,665
Ω	Befesa SA	13,346	511,580
	Bijou Brigitte AG	5,897	343,595
*	Bike24 Holding AG	2,531	8,021
	Bilfinger SE	19,633	2,264,291
#	Borussia Dortmund GmbH & Co. KGaA	44,200	165,484
	Brenntag SE	53,542	3,899,191
	CANCOM SE (COK GR)	20,513	596,307
	Carl Zeiss Meditec AG	309	9,623
*	Ceconomy AG	104,282	537,306
*	CENIT AG	3,550	27,567
	Cewe Stiftung & Co. KGaA	6,736	746,384
	Commerzbank AG	306,138	12,653,860
	Continental AG	43,559	3,295,807
	CTS Eventim AG & Co. KGaA	20,981	1,384,824
	Daimler Truck Holding AG	218,320	11,011,601
	Dermapharm Holding SE DMP GR	1,713	93,230
	Deutsche Bank AG (DB US)	114,383	3,551,592
	Deutsche Bank AG (DBK GR)	18,884	586,708
	Deutsche Beteiligungs AG	9,791	294,118
	Deutsche Boerse AG	65,241	20,015,790
	Deutsche Lufthansa AG	366,551	3,140,771
#Ω	Deutsche Pfandbriefbank AG	84,578	322,616
	Deutsche Post AG	339,804	20,121,225
	Deutsche Telekom AG (DTE GR)	713,773	23,055,322
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	5,867	189,445
	Deutz AG	81,056	947,825
	Draegerwerk AG & Co. KGaA	2,155	176,907
	Duerr AG	68,960	1,711,222
Ω	DWS Group GmbH & Co. KGaA	26,592	1,842,031
	E.ON SE	482,173	10,706,451
	Eckert & Ziegler SE	27,529	493,633

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Elmos Semiconductor SE	7,963	$1,722,394
	ElringKlinger AG	50,081	323,416
#*	Evotec SE	16,930	104,783
	Fielmann Group AG	2,274	113,512
	flatexDEGIRO SE	117,214	4,193,883
*	Fraport AG Frankfurt Airport Services Worldwide	28,184	2,312,576
	Freenet AG	117,942	3,756,428
	Fresenius Medical Care AG (FME GR)	50,967	2,306,178
	Fresenius SE & Co. KGaA	41,103	1,990,600
	Friedrich Vorwerk Group SE	6,850	587,581
	FUCHS SE	12,719	487,522
	GEA Group AG	75,384	5,154,877
	Gerresheimer AG	5,302	153,051
	Gesco SE	2,913	50,759
#	GFT Technologies SE	21,811	475,625
	Hannover Rueck SE	11,492	3,472,341
Ω	Hapag-Lloyd AG	2,969	384,421
	Heidelberg Materials AG	72,839	16,071,423
#*	Heidelberger Druckmaschinen AG	121,955	210,707
	Henkel AG & Co. KGaA	10,555	727,407
	Hensoldt AG	12,068	1,088,943
	HOCHTIEF AG	10,531	5,663,877
	Hornbach Holding AG & Co. KGaA	18,087	1,719,605
#	HUGO BOSS AG	41,652	1,766,322
	Indus Holding AG	16,107	564,910
	Infineon Technologies AG (IFNNY US), ADR	25,149	1,681,965
	Infineon Technologies AG (IFX GR)	238,824	16,062,166
	Init Innovation in Traffic Systems SE	4,242	253,468
Ω	Instone Real Estate Group SE	7,972	82,628
#	IVU Traffic Technologies AG	6,118	136,395
	Jenoptik AG	33,877	1,333,196
Ω	JOST Werke SE	15,047	915,874
	K&S AG	127,886	2,392,591
	KION Group AG	56,418	2,944,534
#*	Kloeckner & Co. SE	36,398	508,350
	Knorr-Bremse AG	24,318	2,836,280
	Kontron AG	38,571	967,093
		Shares	Value»
GERMANY — (Continued)
	Krones AG	12,389	$1,793,012
	KSB SE & Co. KGaA	83	95,495
	KWS Saat SE & Co. KGaA	12,023	1,085,026
	Leifheit AG	4,622	92,125
*	MAX Automation SE	1,669	7,542
	Mercedes-Benz Group AG	73,853	4,304,899
	Merck KGaA	1,336	172,995
	MLP SE	72,501	678,709
	MTU Aero Engines AG	10,646	3,651,113
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,913	7,126,020
#	Mutares SE & Co. KGaA	19,610	568,027
#	Nagarro SE	3,616	183,738
	Nemetschek SE	13,845	1,004,788
#*	Nordex SE	18,667	1,064,437
	Norma Group SE	3,018	52,027
	Patrizia SE	20,053	176,300
*	Pentixapharm Holding AG	7,772	18,421
	Pfeiffer Vacuum Technology AG	975	191,523
#	ProCredit Holding AG	21,344	204,858
	Puma SE (PUM GR)	1,990	60,922
*	PVA TePla AG	13,054	562,351
#*	Q Beyond Ag Konv Namens Aktien	8,000	34,390
#	Qiagen NV QGEN US	15,098	522,104
	Qiagen NV QIA GR	15,950	544,064
*	R Stahl AG	341	5,317
	Rational AG	1,342	981,265
	Rheinmetall AG	10,704	17,070,844
#	RTL Group SA	14,881	571,798
	RWE AG	48,169	3,507,305
	SAF-Holland SE	27,426	566,050
	Salzgitter AG	6,973	394,431
	Schaeffler AG	47,886	455,285
Ω	Scout24 SE	4,867	405,238
	Secunet Security Networks AG	917	197,127
	Siemens AG (SIE GR)	11,911	3,539,485
*	Siemens Energy AG	12,852	2,723,619
	Siltronic AG	4,539	425,280
	Sixt SE	24,892	1,991,840
*	SMA Solar Technology AG	5,937	380,417
#	Stabilus SE	596	12,078

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Stroeer SE & Co. KGaA	9,439	$412,182
#	Suedzucker AG	19,777	287,681
#	SUSS MicroTec SE	6,708	600,525
	Symrise AG	1,250	110,576
	Takkt AG	7,908	25,341
*	Talanx AG	24,927	3,248,991
	Technotrans SE	3,925	150,976
	thyssenkrupp AG	270,236	3,216,104
*	Tkms AG& Co. KGaA	5,885	605,110
	TUI AG	338,593	2,519,733
	United Internet AG	58,122	1,826,037
#*	Verbio SE	15,266	677,371
	Volkswagen AG	7,398	763,818
	Vossloh AG	15,168	1,346,754
	Wacker Chemie AG	4,115	451,560
	Wacker Neuson SE	26,310	593,973
	Washtec AG	5,350	274,619
*	Westwing Group SE	1,744	27,203
	Wuestenrot & Wuerttembergische AG	18,723	326,063
	Zeal Network SE	2,178	125,080
TOTAL GERMANY			344,681,867
HONG KONG — (1.3%)
	Aeon Credit Service Asia Co. Ltd.	74,000	79,883
	AIA Group Ltd.	483,800	5,311,526
*	Allied Group Ltd.	160,000	54,343
	APAC Resources Ltd. 1104 HK	330,902	101,103
	Asia Financial Holdings Ltd.	136,000	80,904
	ASMPT Ltd.	29,000	607,475
	Bank of East Asia Ltd.	324,300	567,481
	BOC Hong Kong Holdings Ltd.	238,000	1,369,021
#*	Bright Smart Securities & Commodities Group Ltd.	650,000	1,031,743
	Build King Holdings Ltd.	240,000	55,617
	Cafe de Coral Holdings Ltd.	196,000	100,608
	Cathay Pacific Airways Ltd.	814,000	1,209,894
	Chevalier International Holdings Ltd.	30,055	15,337
#*	China Star Entertainment Ltd.	1,552,000	1,877,966
		Shares	Value»
HONG KONG — (Continued)
	Chow Sang Sang Holdings International Ltd.	329,000	$493,494
	CITIC Telecom International Holdings Ltd.	1,771,000	628,802
	CK Hutchison Holdings Ltd.	76,460	638,455
	CK Infrastructure Holdings Ltd.	17,500	147,325
*	CK Life Sciences International Holdings, Inc.	258,000	23,790
#††	Convoy, Inc.	5,166,000	20,644
Ω	Crystal International Group Ltd.	519,000	440,504
	CTF Services Ltd.	771,503	801,182
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	311,795	501,798
	Dah Sing Financial Holdings Ltd.	128,266	675,355
*	Deep Source Holdings Ltd.	870,000	88,842
	Dickson Concepts International Ltd.	83,500	65,956
	Dream International Ltd.	64,000	61,684
	Eagle Nice International Holdings Ltd.	242,000	94,040
*††	EcoGreen International Group Ltd.	234,000	0
*	Far East Consortium International Ltd.	512,938	50,065
	First Pacific Co. Ltd.	1,837,200	1,289,057
*Ω	FIT Hon Teng Ltd.	1,215,000	1,200,818
	FSE Lifestyle Services Ltd.	90,000	64,335
	Galaxy Entertainment Group Ltd.	67,000	285,846
	Get Nice Holdings Ltd.	30,430	12,042
	Giordano International Ltd.	904,000	172,320
	Glorious Sun Enterprises Ltd.	447,000	79,933
	Great Eagle Holdings Ltd.	36,003	81,994
	G-Resources Group Ltd.	229,930	231,365

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Guoco Group Ltd.	3,000	$26,398
#	Guotai Junan International Holdings Ltd.	2,101,000	650,916
	Hang Lung Group Ltd.	409,000	849,395
	Hang Lung Properties Ltd.	152,571	179,368
#	Henderson Land Development Co. Ltd.	88,575	350,111
*	HKR International Ltd.	265,188	40,231
	HKT Trust & HKT Ltd.	1,262,000	2,047,154
	Hong Kong & China Gas Co. Ltd.	135,735	125,666
	Hong Kong Exchanges & Clearing Ltd.	74,500	3,968,071
	Hong Kong Ferry Holdings Co. Ltd.	16,000	10,487
	Hong Kong Technology Venture Co. Ltd.	218,659	30,296
*	Hongkong & Shanghai Hotels Ltd.	257,220	193,522
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,114,000	164,930
	IGG, Inc.	301,000	119,698
Ω	Impro Precision Industries Ltd.	321,000	427,564
	Jacobson Pharma Corp. Ltd.	112,000	16,201
	JBM Healthcare Ltd.	36,000	11,360
	Johnson Electric Holdings Ltd.	464,085	1,259,373
	K Wah International Holdings Ltd.	652,000	190,470
	Karrie International Holdings Ltd.	182,000	56,129
	Kerry Properties Ltd.	270,500	823,334
	KLN Logistics Group Ltd.	250,250	215,541
	Kowloon Development Co. Ltd.	124,504	74,566
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,800	352
	Liu Chong Hing Investment Ltd.	34,000	20,137
		Shares	Value»
HONG KONG — (Continued)
	Luk Fook Holdings International Ltd.	218,000	$625,208
	Man Wah Holdings Ltd.	814,000	443,140
*	Melco International Development Ltd.	191,000	104,510
*	Midland Holdings Ltd.	202,000	73,666
	Miramar Hotel & Investment	68,000	94,072
	Modern Dental Group Ltd.	345,000	264,482
*	Modern Innovative Digital Technology Co. Ltd.	208,000	2,733
#*	Mongolian Mining Corp.	810,000	982,161
#	MTR Corp. Ltd.	12,216	52,201
	NagaCorp Ltd.	351,784	179,541
	Nameson Holdings Ltd.	714,000	92,561
*	National United Resources Holdings Ltd.	3,500	295
*	New World Development Co. Ltd.	184,000	200,789
*††	NewOcean Energy Holdings Ltd.	788,000	0
#	Nissin Foods Co. Ltd.	135,000	123,641
	Oriental Watch Holdings	440,368	184,267
*	Oshidori International Holdings Ltd.	2,508,000	632,907
	Pacific Basin Shipping Ltd.	5,497,000	2,150,889
	Pacific Textiles Holdings Ltd.	227,000	33,917
	PAX Global Technology Ltd.	183,000	91,274
	PCCW Ltd.	281,415	217,505
	Pico Far East Holdings Ltd.	798,000	247,847
	Plover Bay Technologies Ltd.	144,000	139,192
	PRADA SpA	39,500	176,009
Ω	Regina Miracle International Holdings Ltd.	164,000	38,009
Ω	Samsonite Group SA	601,500	1,101,424
	SAS Dragon Holdings Ltd.	294,000	216,979
	Shangri-La Asia Ltd.	575,666	327,441

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Shenwan Hongyuan HK Ltd.	85,000	$12,297
	Singamas Container Holdings Ltd.	812,000	61,973
	Sino Land Co. Ltd.	384,451	616,494
	SITC International Holdings Co. Ltd.	793,000	3,320,267
*	SJM Holdings Ltd.	432,000	114,116
	SmarTone Telecommunications Holdings Ltd.	328,666	210,642
*	Solomon Systech International Ltd.	578,000	29,735
#	Stella International Holdings Ltd.	465,500	883,520
	Sun Hung Kai & Co. Ltd.	472,341	258,789
	Sun Hung Kai Properties Ltd.	31,282	547,656
	Sundart Holdings Ltd.	126,000	12,082
#	SUNeVision Holdings Ltd.	419,000	329,826
	Swire Pacific Ltd. (19 HK), Class A	120,000	1,305,238
	Swire Pacific Ltd. (87 HK), Class B	157,500	267,899
	TAI Cheung Holdings Ltd.	47,000	23,824
	Tai Hing Group Holdings Ltd.	357,000	50,759
	Techtronic Industries Co. Ltd.	111,000	1,609,466
	Texhong International Group Ltd.	302,500	273,498
	Texwinca Holdings Ltd.	378,000	59,658
	Tradelink Electronic Commerce Ltd.	162,000	23,526
	Transport International Holdings Ltd.	37,478	48,734
	Truly International Holdings Ltd.	118,000	15,122
#	United Laboratories International Holdings Ltd.	1,027,000	1,234,961
	Value Partners Group Ltd.	192,000	52,010
#	Vitasoy International Holdings Ltd.	160,000	126,536
	VSTECS Holdings Ltd.	745,200	976,254
	VTech Holdings Ltd.	121,000	931,831
Ω	WH Group Ltd.	2,112,568	2,583,768
		Shares	Value»
HONG KONG — (Continued)
	Wing On Co. International Ltd.	30,000	$58,835
*	Xingye Alloy Materials Group Ltd.	121,000	14,066
#	Xinyi Glass Holdings Ltd.	1,085,286	1,346,961
#	Yue Yuen Industrial Holdings Ltd.	522,000	970,872
TOTAL HONG KONG			59,631,692
IRELAND — (0.6%)
	AIB Group PLC	702,702	8,099,727
	Bank of Ireland Group PLC	505,940	9,965,690
	Cairn Homes PLC	503,745	1,288,905
	FBD Holdings PLC (FBD ID)	15,573	292,926
	Glanbia PLC (GLB ID)	110,733	2,571,916
*Ω	Glenveagh Properties PLC	447,987	1,111,649
	Irish Continental Group PLC (IR5B ID)	94,874	723,101
	Kerry Group PLC (KYGA ID), Class A	1,235	104,664
	Kingspan Group PLC (KSP ID)	21,865	2,023,029
*	Permanent TSB Group Holdings PLC	67,724	231,884
TOTAL IRELAND			26,413,491
ISRAEL — (1.5%)
*	AFI Properties Ltd.	2,858	223,193
#	Albaad Massuot Yitzhak Ltd.	4,857	58,114
	Alrov Properties & Lodgings Ltd.	3,510	317,634
#	Altshuler Shaham Finance Ltd.	40,406	98,159
	Amos Luzon Development & Energy Group Ltd.	28,031	57,527
	Arad Ltd.	8,947	128,441
*	Ashdod Refinery Ltd.	4,986	170,369
	Ashtrom Group Ltd.	6,397	158,177
	AudioCodes Ltd. (AUDC US)	5,277	48,865
	Automatic Bank Services Ltd.	11,018	98,139
	Ayalon Holdings Ltd.	5,993	310,275

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Azorim-Investment Development & Construction Co. Ltd.	22,180	$148,037
	Azrieli Group Ltd.	201	32,059
	Bank Hapoalim BM	99,621	2,672,834
	Bank Leumi Le-Israel BM	199,102	5,040,196
#	Baran Group Ltd.	3,482	28,600
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	904,534
	Bezeq The Israeli Telecommunication Corp. Ltd.	347,782	946,113
*	Carasso Motors Ltd.	38,185	412,488
#	Carasso Real Estate Ltd.	6,653	89,563
	Castro Model Ltd.	588	25,769
	Cellcom Israel Ltd. (CEL IT)	31,987	392,916
	Cellcom Israel Ltd. (CELJF US)	44,794	506,172
	Clal Insurance Enterprises Holdings Ltd.	46,879	4,050,863
	Cohen Development Gas & Oil Ltd.	598	40,902
*	Compugen Ltd.	13,486	34,765
	Danel Adir Yeoshua Ltd.	2,820	448,892
	Danya Cebus Ltd.	1,721	88,810
	Delek Group Ltd.	5,388	1,851,709
#	Delta Galil Ltd.	7,154	414,516
	Delta Israel Brands Ltd.	2,089	84,099
	Diplomat Holdings Ltd.	7,551	135,308
#	Direct Finance of Direct Group 2006 Ltd.	1,544	282,556
	Dor Alon Energy in Israel 1988 Ltd.	3,031	249,428
#*	Doral Group Renewable Energy Resources Ltd.	11,168	278,846
#	Duniec Brothers Ltd.	1,023	85,471
#	El Al Israel Airlines	62,182	279,516
	Electra Consumer Products 1970 Ltd.	2,503	70,130
	Electra Ltd.	10,240	337,494
*	Ellomay Capital Ltd.	2,696	68,265
*	Equital Ltd.	17,929	771,322
*	Fattal Holdings 1998 Ltd.	2,508	626,725
		Shares	Value»
ISRAEL — (Continued)
	First International Bank of Israel Ltd.	11,171	$934,305
	FMS Enterprises Migun Ltd.	2,031	160,694
#	Formula Systems 1985 Ltd. (FORTY IT)	4,452	624,576
	Fox Wizel Ltd.	4,361	470,810
*	Gilat Satellite Networks Ltd.	8,091	146,532
#*	Hagag Group Real Estate Development	16,156	172,056
	Hamat Group Ltd.	5,120	26,708
	Harel Insurance Investments & Financial Services Ltd.	90,237	5,587,651
	Hilan Ltd.	8,281	593,471
	ICL Group Ltd.	1,654	8,857
	IDI Insurance Co. Ltd.	6,733	520,198
*	IES Holdings Ltd.	1,534	316,628
	Inrom Construction Industries Ltd.	91,982	863,058
	Isracard Ltd.	145,660	743,980
	Israel Discount Bank Ltd., Class A	230,839	2,568,050
	Isras Investment Co. Ltd.	966	279,039
	Issta Ltd.	6,350	226,586
	Kamada Ltd. (KMDA IT)	8,369	68,316
	Kardan Real Estate Enterprise & Development Ltd.	24,161	49,437
	Kenon Holdings Ltd.	1,132	104,742
	Land Development Nimrodi Group Ltd.	8,877	113,663
	Libra Insurance Co. Ltd.	11,102	73,275
	M Yochananof & Sons Ltd.	2,321	268,884
*	Malam - Team Ltd.	2,806	80,167
	Matrix IT Ltd. MTRX IT	18,486	567,594
	Max Stock Ltd.	45,083	449,015
	Mediterranean Towers Ltd.	78,469	451,682
	Meitav Investment House Ltd.	36,615	1,675,227
	MENIF - Financial Services Ltd.	19,199	182,356

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Menora Mivtachim Holdings Ltd.	20,160	$3,290,545
*	Meshek Energy Renewable Energies Ltd.	71,331	310,164
	Meshulam Levinstein Contracting & Engineering Ltd.	1,509	269,279
#*	Migdal Insurance & Financial Holdings Ltd.	202,108	1,291,338
#	Mivtach Shamir Holdings Ltd.	1,785	268,679
	Mizrahi Tefahot Bank Ltd.	11,602	912,312
*	Naphtha Israel Petroleum Corp. Ltd.	10,721	103,154
	Nawi Group Ltd.	13,598	234,966
	Neto Malinda Trading Ltd.	2,521	145,172
*	Neto ME Holdings Ltd.	1,503	139,771
	Next Vision Stabilized Systems Ltd.	23,238	2,669,119
*	Nova Ltd. (NVMI IT)	194	96,871
	Oil Refineries Ltd.	1,351,516	691,017
	One Software Technologies Ltd.	15,311	334,239
	Palram Industries 1990 Ltd.	11,175	193,760
	Partner Communications Co. Ltd.	97,735	1,300,441
	Paz Retail & Energy Ltd.	7,318	2,025,135
*	Perion Network Ltd.	11,917	122,158
	Phoenix Financial Ltd.	52,640	3,167,276
	Plasson Industries Ltd.	1,335	72,559
	Polyram Plastic Industries Ltd.	21,213	61,643
*	Prashkovsky Investments & Construction Ltd.	178	9,538
*	Priortech Ltd.	264	28,280
#	Qualitau Ltd.	1,969	371,630
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,030	498,001
		Shares	Value»
ISRAEL — (Continued)
#*	Rani Zim Shopping Centers Ltd.	41,874	$72,415
#*	Rapac Communication & Infrastructure Ltd.	788	25,239
#*	REIT Azorim Hf. Living Ltd.	706	1,368
	Scope Metals Group Ltd.	5,426	413,472
*	Shikun & Binui Soltec Renewable Energy	71,775	95,091
	Shufersal Ltd.	67,433	1,006,200
	Summit Real Estate Holdings Ltd.	27,308	511,363
#	Tadiran Group Ltd.	2,028	133,822
Ω	Tamar Petroleum Ltd.	12,970	134,972
*	TAT Technologies Ltd.	1,157	42,946
	Tel Aviv Stock Exchange Ltd.	679	34,166
	Telsys Ltd.	1,595	171,052
*	Tera Light Ltd.	16,755	107,470
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	114,334	4,009,693
	Tiv Taam Holdings 1 Ltd.	45,138	211,853
*	Tower Semiconductor Ltd. (TSEM IT)	377	78,563
	Victory Supermarket Chain Ltd.	4,434	85,797
	YD More Investments Ltd.	11,785	161,938
	YH Dimri Construction & Development Ltd.	233	31,760
TOTAL ISRAEL			67,331,575
ITALY — (3.0%)
	A2A SpA	1,115,935	3,177,882
	ACEA SpA	23,610	619,496
#	Amplifon SpA	25,120	278,260
	Ariston Holding NV	31,372	144,843
	Arnoldo Mondadori Editore SpA	133,238	322,293
	Ascopiave SpA	28,986	118,522
	Azimut Holding SpA	55,894	2,373,535
#	Banca Generali SpA	25,451	1,669,364
	Banca IFIS SpA	21,001	572,142
	Banca Mediolanum SpA	64,894	1,422,371

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Banca Monte dei Paschi di Siena SpA	459,257	$4,895,547
	Banco BPM SpA	508,021	7,402,390
#	Banco di Desio e della Brianza SpA	29,074	315,324
	BPER Banca SpA	1,125,069	16,608,016
#	Brunello Cucinelli SpA	17,481	1,705,837
	Buzzi SpA	10,799	591,316
*	Cairo Communication SpA	62,700	184,206
	Cembre SpA	1,846	169,036
	Cementir Holding NV	23,656	423,207
*	CIR SpA-Compagnie Industriali	731,369	574,146
	Credito Emiliano SpA	87,133	1,544,162
*	Cy4gate SpA	1,980	17,398
	d'Amico International Shipping SA	58,379	547,715
	Danieli & C Officine Meccaniche SpA (DAN IM)	4,867	381,182
	Danieli & C Officine Meccaniche SpA (DANR IM)	19,287	1,085,351
Ω	Enav SpA	94,202	551,448
	Enel SpA	1,243,802	14,522,235
	Eni SpA (ENI IM)	358,819	10,146,111
	Equita Group SpA	3,783	26,313
	Esprinet SpA	22,669	152,602
#	Ferretti SpA	85,222	397,966
	Fiera Milano SpA	17,420	152,168
	Fila SpA	20,287	221,505
	FinecoBank Banca Fineco SpA	36,826	914,228
	FNM SpA	170,685	101,650
#	Garofalo Health Care SpA	11,922	71,763
	Gefran SpA	1,088	14,947
#	Generali	2,406	107,818
#	GPI SpA	1,425	26,973
	Hera SpA	384,502	1,814,456
#	IMMSI SpA	149,021	86,314
#	Intercos SpA	1,239	17,674
	Intesa Sanpaolo SpA	573,095	3,893,743
	Italmobiliare SpA	13,132	448,679
	Iveco Group NV	188,079	3,085,143
	Maire SpA	127,750	2,362,481
	MFE-MediaForEurope NV, Class A	91,495	301,747
	MFE-MediaForEurope NV (MFEA IM), Class A	128,938	439,995
		Shares	Value»
ITALY — (Continued)
#	MFE-MediaForEurope NV (MFEB IM), Class B	59,202	$256,989
#	Moltiply Group SpA	11,449	458,236
#	Moncler SpA	22,835	1,378,586
#*	NewPrinces SpA	10,349	204,985
	Orsero SpA	7,084	135,396
Ω	OVS SpA	344,563	2,050,552
	Pharmanutra SpA	928	85,972
#	Piaggio & C SpA	93,515	176,715
Ω	Pirelli & C SpA	220,920	1,519,534
#Ω	Poste Italiane SpA	107,568	2,855,277
	Prysmian SpA	17,495	2,661,148
Ω	RAI Way SpA	81,110	583,222
	Recordati Industria Chimica e Farmaceutica SpA	15,925	929,824
	Reply SpA	5,989	664,026
	Rizzoli Corriere Della Sera Mediagroup SpA	132,249	149,993
*	Safilo Group SpA	107,997	203,105
#	Saipem SpA	508,900	2,757,247
#	Sanlorenzo SpA	3,827	149,603
	Sesa SpA	4,033	408,351
	Sogefi SpA	61,747	148,902
	SOL SpA	26,121	1,766,682
*	Stellantis NV (STLAM IM)	169,311	1,242,400
	Tamburi Investment Partners SpA	41,568	411,410
Ω	Technogym SpA	59,339	1,398,019
#*	Telecom Italia SpA (TIT IM)	8,671,317	6,843,227
*	Telecom Italia SpA (TITR IM)	3,194,631	2,949,737
	Tenaris SA (TS US), ADR	2	128
#*	TREVI - Finanziaria Industriale SpA	323,216	117,708
#	TXT e-solutions SpA	872	33,597
	UniCredit SpA	147,245	11,379,419
	Unipol Assicurazioni SpA	171,964	4,493,179
	Webuild SpA	35,582	105,762
#	Wiit SpA	3,370	120,003
#	Zignago Vetro SpA	7,004	57,946
TOTAL ITALY			135,698,380
JAPAN — (22.9%)
	& ST HD Co. Ltd.	24,760	472,791
#	&Do Holdings Co. Ltd.	10,900	74,090
	77 Bank Ltd.	134,400	2,587,331

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	A&D HOLON Holdings Co. Ltd.	22,300	$409,639
	AB & Company Co. Ltd.	7,300	56,199
	ABC-Mart, Inc.	3,900	66,248
	Achilles Corp.	13,900	123,532
	Acom Co. Ltd.	127,800	410,157
	AD Works Group Co. Ltd.	36,760	95,701
	ADEKA Corp.	71,300	1,785,749
#	Ad-sol Nissin Corp.	10,200	96,532
#	Advan Group Co. Ltd.	13,700	83,343
	Advantest Corp.	27,500	5,134,760
	Aeon Co. Ltd.	442,242	4,261,218
#	Aeon Fantasy Co. Ltd.	5,700	93,197
	AEON Financial Service Co. Ltd.	27,186	270,354
#	Aeon Hokkaido Corp.	12,500	67,745
	AFC-HD AMS Life Science Co. Ltd.	10,400	57,470
	AGC, Inc.	52,100	1,868,510
#	Ahresty Corp.	32,200	171,313
	Ai Holdings Corp.	1,500	25,856
	Aica Kogyo Co. Ltd.	9,800	219,425
	Aichi Corp.	23,700	211,769
	Aichi Financial Group, Inc.	48,195	457,214
	Aichi Steel Corp.	59,600	1,099,150
	Aichi Tokei Denki Co. Ltd.	7,400	136,775
	Aida Engineering Ltd.	35,278	267,869
#	Ain Holdings, Inc.	9,471	343,403
#	Aiphone Co. Ltd.	8,300	148,000
	Air Water, Inc.	99,200	1,407,161
	Airman Corp.	18,500	241,452
	Airport Facilities Co. Ltd.	15,000	93,056
	Aisan Industry Co. Ltd.	40,300	445,261
	Aisin Corp.	161,118	2,554,915
#	AIT Corp.	5,900	83,263
#	Aizawa Securities Group Co. Ltd.	5,800	53,617
	Ajinomoto Co., Inc.	94,600	3,040,482
	Akatsuki Corp.	30,500	126,535
	Akatsuki, Inc.	6,100	107,941
#*	Akebono Brake Industry Co. Ltd.	95,140	77,017
	Akita Bank Ltd.	2,200	76,826
	Albis Co. Ltd.	3,700	58,233
	Alconix Corp.	27,500	436,825
	Alfresa Holdings Corp.	41,600	628,022
#	Alpen Co. Ltd.	6,300	79,262
		Shares	Value»
JAPAN — (Continued)
	Alpha Corp.	1,400	$10,875
#	Alpha Systems, Inc.	5,400	113,986
	AlphaPolis Co. Ltd.	2,100	14,583
	Alps Alpine Co. Ltd.	154,915	2,324,688
	ALSOK Co. Ltd.	85,000	642,927
#	Altech Corp.	8,620	138,854
	Amada Co. Ltd.	108,900	1,841,452
	Amano Corp.	19,000	434,337
#	Amiyaki Tei Co. Ltd.	1,200	10,232
#	Amuse, Inc.	6,800	85,097
#	Amvis Holdings, Inc.	48,300	120,490
#	Anabuki Kosan, Inc.	3,600	57,636
	Anest Iwata Corp.	27,400	277,318
	Anicom Holdings, Inc.	33,600	322,164
	Anrakutei Co. Ltd.	800	18,942
#	AOI Electronics Co. Ltd.	900	16,230
	AOKI Holdings, Inc.	29,378	291,059
	Aoyama Trading Co. Ltd.	109,443	551,710
#	Aoyama Zaisan Networks Co. Ltd.	21,200	189,002
	Aozora Bank Ltd.	2,916	47,048
	Appier Group, Inc.	20,300	116,422
	Arata Corp.	17,066	302,769
#	Araya Industrial Co. Ltd.	7,200	114,505
#*	ARCHION Corp.	335,200	648,753
	ARCLANDS Corp.	60,748	688,752
	Arcs Co. Ltd.	29,696	645,334
	ARE Holdings, Inc.	38,900	890,480
	Arealink Co. Ltd.	29,708	191,200
	Argo Graphics, Inc.	50,400	435,362
	Arisawa Manufacturing Co. Ltd.	14,000	243,746
	Artience Co. Ltd.	22,200	553,733
	Asahi Co. Ltd.	6,644	54,641
#	Asahi Diamond Industrial Co. Ltd.	44,843	371,411
	Asahi Group Holdings Ltd.	83,400	821,125
	Asahi Intecc Co. Ltd.	12,400	260,928
	Asahi Kasei Corp.	362,900	3,570,880
#	Asahi Kogyosha Co. Ltd.	15,600	371,850
#	Asahi Net, Inc.	14,000	55,987
	Asahi Yukizai Corp.	13,100	480,345
#	Asanuma Corp.	80,000	472,087
	Asia Pile Holdings Corp.	34,300	306,758
	Asics Corp.	151,000	4,288,039
	ASKA Pharmaceutical Holdings Co. Ltd.	19,800	366,124
	Astellas Pharma, Inc.	417,946	5,923,023

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Astena Holdings Co. Ltd.	27,300	$84,157
	Ateam Holdings Co. Ltd.	4,400	27,191
#*	Aucnet, Inc.	43,200	332,606
	Autobacs Seven Co. Ltd.	36,800	357,358
	Aval Data Corp.	800	15,065
#	Avant Group Corp.	9,900	81,054
	Avantia Co. Ltd.	2,200	11,599
	Avex, Inc.	18,500	139,758
	Awa Bank Ltd.	32,497	1,318,492
	Axial Retailing, Inc.	71,444	514,298
	Azbil Corp.	52,300	465,457
#	AZ-COM MARUWA Holdings, Inc.	47,401	271,819
#	AZOOM Co. Ltd.	2,400	62,508
	Bandai Namco Holdings, Inc.	36,600	840,164
	Bando Chemical Industries Ltd.	27,700	358,604
*	Bank of Innovation, Inc.	600	19,465
	Bank of Iwate Ltd.	16,000	201,472
	Bank of Nagoya Ltd.	23,403	873,902
#	Bank of Saga Ltd.	5,571	181,734
	Bank of the Ryukyus Ltd.	37,600	604,072
	Base Co. Ltd.	3,000	61,168
	baudroie, Inc.	1,800	22,998
	BayCurrent, Inc.	39,200	1,262,398
#	Belc Co. Ltd.	8,200	365,493
	Bell System24 Holdings, Inc.	19,900	190,008
	Bell-Park Co. Ltd.	700	13,456
	Belluna Co. Ltd.	37,679	203,015
	Bic Camera, Inc.	1,200	12,417
	BIPROGY, Inc.	20,000	575,195
	B-Lot Co. Ltd.	8,200	75,120
	Blue Zones Holdings Co. Ltd.	44,500	495,329
	BML, Inc.	12,392	301,323
#	Bookoff Group Holdings Ltd.	9,200	119,041
	Bridgestone Corp.	97,400	2,024,074
#	Broadband Tower, Inc.	11,500	18,178
	Broadleaf Co. Ltd.	2,700	15,619
	Brother Industries Ltd.	121,500	2,307,311
#	Buffalo, Inc.	14,800	233,402
	Bunka Shutter Co. Ltd.	59,800	704,759
#	Bushiroad, Inc.	12,300	19,797
		Shares	Value»
JAPAN — (Continued)
	Business Brain Showa-Ota, Inc.	14,700	$85,908
	Business Engineering Corp.	12,000	92,479
	C Uyemura & Co. Ltd.	3,400	509,016
	CAC Holdings Corp.	11,300	129,315
	Canon Marketing Japan, Inc.	32,800	746,503
	Canon, Inc. (7751 JP)	5,400	138,923
	Canon, Inc. (CAJ US), Sponsored ADR	16,888	432,164
	Capcom Co. Ltd.	40,800	861,435
	Career Design Center Co. Ltd.	1,300	20,050
	Careerlink Co. Ltd.	2,700	40,403
	Carlit Co. Ltd.	17,700	309,144
	Casio Computer Co. Ltd.	7,600	77,109
#	Cawachi Ltd.	9,291	177,331
	CCI Group, Inc.	115,000	691,277
#	CDS Co. Ltd.	2,600	30,243
	Celsys, Inc.	16,443	142,161
	Central Automotive Products Ltd.	30,600	352,842
	Central Glass Co. Ltd.	34,000	889,901
	Central Security Patrols Co. Ltd.	3,700	62,518
	Central Sports Co. Ltd.	200	3,006
	Ceres, Inc.	1,300	15,016
#	Charm Care Corp. KK	11,400	93,602
	Chiba Bank Ltd.	86,900	1,199,498
	Chiba Kogyo Bank Ltd.	35,000	469,615
#	Chikaranomoto Holdings Co. Ltd.	3,400	31,944
#	Chino Corp.	11,800	119,146
	Chiyoda Co. Ltd.	3,782	23,403
	Chiyoda Integre Co. Ltd.	7,600	145,882
	Chofu Seisakusho Co. Ltd.	12,355	157,213
	Chori Co. Ltd.	10,100	274,585
	Choushimaru Co. Ltd.	1,400	14,435
	Chubu Shiryo Co. Ltd.	17,700	190,368
	Chubu Steel Plate Co. Ltd.	15,500	222,764
	Chudenko Corp.	14,800	449,639
	Chuetsu Pulp & Paper Co. Ltd.	13,289	163,808

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chugai Pharmaceutical Co. Ltd.	68,900	$3,674,393
	Chugai Ro Co. Ltd.	4,600	138,553
	Chugin Financial Group, Inc.	69,500	1,293,471
	Chugoku Marine Paints Ltd.	39,000	798,808
#	Chuo Spring Co. Ltd.	11,700	279,986
#	Chuo Warehouse Co. Ltd.	8,300	105,174
	Citizen Watch Co. Ltd.	158,100	1,831,758
	CKD Corp.	19,000	736,214
#	CK-San-Etsu Co. Ltd.	4,600	122,239
	Cleanup Corp.	6,900	38,172
#	CMK Corp.	32,100	129,713
	Coca-Cola Bottlers Japan Holdings, Inc.	27,685	600,273
	COLOPL, Inc.	7,200	19,882
	Computer Engineering & Consulting Ltd.	2,500	30,965
#	Computer Institute of Japan Ltd.	12,520	39,783
	COMSYS Holdings Corp.	28,459	1,024,852
	Copro-Holdings Co. Ltd.	5,600	29,903
	Core Corp.	900	11,775
	Cosel Co. Ltd.	12,563	102,123
	Cosmo Energy Holdings Co. Ltd.	152,200	3,890,871
	Cosmos Initia Co. Ltd.	11,900	87,383
	Cosmos Pharmaceutical Corp.	4,000	155,470
#	Cota Co. Ltd.	1,038	7,432
#	Create Restaurants Holdings, Inc.	119,600	545,528
	Create SD Holdings Co. Ltd.	6,600	137,884
	Credit Saison Co. Ltd.	113,500	3,143,817
#	Creek & River Co. Ltd.	6,000	51,050
	Cresco Ltd.	19,800	172,224
	CTI Engineering Co. Ltd.	26,000	467,997
	CTS Co. Ltd.	8,000	44,259
	Curves Holdings Co. Ltd.	14,600	76,360
	CyberAgent, Inc.	25,370	203,176
		Shares	Value»
JAPAN — (Continued)
#	Cybozu, Inc.	13,800	$183,913
	Dai Nippon Printing Co. Ltd.	18,000	340,940
	Dai Nippon Toryo Co. Ltd.	17,450	137,494
	Daicel Corp.	153,200	1,201,216
	Daido Metal Co. Ltd.	44,606	251,622
	Daido Steel Co. Ltd.	92,800	1,084,917
	Daiei Kankyo Co. Ltd.	9,700	233,012
	Daifuku Co. Ltd.	32,000	1,399,093
	Daihatsu Infinearth Mfg Co. Ltd.	29,100	555,041
	Daiho Corp.	36,500	172,908
	Dai-Ichi Cutter Kogyo KK	7,500	68,548
	Daiichi Jitsugyo Co. Ltd.	19,700	402,707
	Daiichi Kensetsu Corp.	2,200	51,942
	Daiichi Life Group, Inc.	348,700	3,192,585
	Daiichikosho Co. Ltd.	17,200	178,037
	Daiki Aluminium Industry Co. Ltd.	25,600	240,544
	Daikin Industries Ltd.	2,100	296,720
#	Daikoku Denki Co. Ltd.	4,900	73,911
#	Daikokutenbussan Co. Ltd.	11,699	359,688
	Daikyonishikawa Corp.	46,716	254,129
	Dainichi Co. Ltd.	2,000	12,885
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,636	243,283
	Daio Paper Corp.	33,300	203,642
	Daiseki Co. Ltd.	12,100	324,029
	Daishi Hokuetsu Financial Group, Inc.	148,200	1,847,803
#	Daishinku Corp.	26,100	121,758
	Daisue Construction Co. Ltd.	7,800	170,791
	Daisyo Corp.	1,700	11,159
	Daito Pharmaceutical Co. Ltd.	21,858	175,255
	Daito Trust Construction Co. Ltd.	28,200	634,303
	Daitron Co. Ltd.	20,800	388,698
	Daiwa House Industry Co. Ltd.	202,600	6,181,520
	Daiwa Industries Ltd.	30,600	374,072

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwa Securities Group, Inc.	136,500	$1,284,856
	Daiwabo Holdings Co. Ltd.	64,800	1,319,554
	DCM Holdings Co. Ltd.	95,290	890,251
	Dear Life Co. Ltd.	24,400	163,230
	Delica Foods Holdings Co. Ltd.	2,600	14,224
	DeNA Co. Ltd.	27,100	442,210
	Denka Co. Ltd.	31,800	828,183
#	Densan System Holdings Co. Ltd.	1,100	20,092
	Denso Corp.	44,100	526,909
#*	Dentsu Group, Inc.	3,800	72,146
	Dentsu Soken, Inc.	24,900	350,196
	Denyo Co. Ltd.	13,100	300,998
	Dexerials Corp.	93,000	1,451,435
	DIC Corp.	47,069	1,077,605
	Digital Arts, Inc.	4,000	142,994
	Digital Hearts Holdings Co. Ltd.	2,600	13,829
	Digital Information Technologies Corp.	7,900	45,691
	Disco Corp.	3,200	1,522,504
	DKS Co. Ltd.	7,153	386,936
	DMG Mori Co. Ltd.	70,500	1,313,728
	Doshisha Co. Ltd.	22,200	463,583
	Doutor Nichires Holdings Co. Ltd.	25,500	450,460
	Dowa Holdings Co. Ltd.	19,400	1,180,520
	DTS Corp.	82,400	536,991
	Duskin Co. Ltd.	13,087	329,391
#	DyDo Group Holdings, Inc.	7,600	122,882
#	Eagle Industry Co. Ltd.	24,001	432,090
	Earth Corp.	2,000	58,519
	EAT&HOLDINGS Co. Ltd.	3,500	43,937
	Ebara Corp.	133,000	4,549,652
#	Ebara Jitsugyo Co. Ltd.	18,400	281,809
	Ebase Co. Ltd.	5,300	13,546
#	Eco's Co. Ltd.	10,500	148,459
	EDION Corp.	31,000	419,979
#	eGuarantee, Inc.	11,401	129,101
#	Ehime Bank Ltd.	22,029	249,759
#	Eizo Corp.	22,200	292,205
	EJ Holdings, Inc.	11,100	120,186
	Elan Corp.	7,000	32,593
	Elecom Co. Ltd.	13,300	137,713
	EM Systems Co. Ltd.	5,000	21,105
	en, Inc.	5,300	37,049
		Shares	Value»
JAPAN — (Continued)
	Endo Lighting Corp.	13,700	$246,524
	ENEOS Holdings, Inc.	1,351,570	11,351,138
#	Enomoto Co. Ltd.	2,200	46,428
	Ensuiko Sugar Refining Co. Ltd.	8,300	26,560
	ERI Holdings Co. Ltd.	3,400	90,800
	ES-Con Japan Ltd.	30,100	226,993
#	Eslead Corp.	9,300	345,589
#	ESPEC Corp.	13,900	295,680
	Exedy Corp.	26,864	1,051,736
	EXEO Group, Inc.	115,708	2,124,372
	Ezaki Glico Co. Ltd.	15,400	557,075
	F&M Co. Ltd.	3,700	49,439
	FaithNetwork Co. Ltd.	6,600	32,058
#	FALCO HOLDINGS Co. Ltd.	5,800	93,294
	Fast Retailing Co. Ltd.	17,800	8,379,265
	FCC Co. Ltd.	33,055	704,683
*	f-code, Inc.	1,100	10,323
	Feed One Co. Ltd.	30,848	219,796
	Ferrotec Corp.	41,000	1,976,677
#	FFRI Security, Inc.	2,500	94,533
	FIDEA Holdings Co. Ltd.	11,420	139,337
	Financial Partners Group Co. Ltd.	27,500	280,514
#	Fintech Global, Inc.	118,000	96,086
#	First Bank of Toyama Ltd.	39,200	646,057
	First-Corp., Inc.	1,600	11,363
#	Fixstars Corp.	8,000	65,019
	FJ Next Holdings Co. Ltd.	18,900	182,108
	Focus Systems Corp.	5,600	54,141
	Food & Life Cos. Ltd.	43,800	2,547,891
#	Foster Electric Co. Ltd.	18,240	347,350
	FP Corp.	7,003	103,461
#	France Bed Holdings Co. Ltd.	27,000	220,601
#	Freebit Co. Ltd.	10,200	91,884
#	F-Tech, Inc.	6,300	30,037
	FTGroup Co. Ltd.	6,300	45,563
	Fudo Tetra Corp.	14,876	281,911
#	Fuji Co. Ltd.	28,200	366,503
	Fuji Corp. (6134 JP)	2,400	93,499
#	Fuji Corp. Ltd.	16,799	86,223
#	Fuji Die Co. Ltd.	2,200	14,050
	Fuji Electric Co. Ltd.	21,602	1,815,536
	Fuji Kyuko Co. Ltd.	6,800	98,056
	Fuji Media Holdings, Inc.	12,100	299,316
	Fuji Nihon Corp.	6,800	26,593

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Oil Co. Ltd.	28,138	$599,012
	Fuji Pharma Co. Ltd.	21,800	306,051
	Fuji Seal International, Inc.	36,272	573,210
	Fujibo Holdings, Inc.	25,800	650,475
	FUJIFILM Holdings Corp.	36,000	662,531
	Fujikura Composites, Inc.	18,600	298,469
#	Fujikura Kasei Co. Ltd.	10,800	83,925
	Fujikura Ltd.	781,800	30,164,177
#	Fujita Kanko, Inc.	18,000	236,609
	Fujitsu Ltd.	68,500	1,374,887
	FuKoKu Co. Ltd.	14,100	158,908
	Fukuda Corp.	4,900	262,578
	Fukuda Denshi Co. Ltd.	13,000	839,047
	Fukui Computer Holdings, Inc.	7,500	157,534
	Fukuoka Financial Group, Inc.	36,308	1,482,208
	Fukuyama Transporting Co. Ltd.	14,461	480,413
	FULLCAST Holdings Co. Ltd.	5,100	52,991
#	Funai Soken Holdings, Inc.	27,120	193,489
	Furukawa Co. Ltd.	27,100	722,992
	Furukawa Electric Co. Ltd.	17,600	4,779,926
	Furuno Electric Co. Ltd.	24,800	1,150,693
#	Furuya Metal Co. Ltd.	13,499	638,721
	Furyu Corp.	6,200	50,841
	Fuso Chemical Co. Ltd.	44,400	929,595
#	Futaba Corp.	12,100	53,534
	Futaba Industrial Co. Ltd.	82,800	517,222
	Future Corp.	26,200	255,798
	Fuyo General Lease Co. Ltd.	68,400	1,893,806
	G-7 Holdings, Inc.	18,000	148,023
#	GA Technologies Co. Ltd.	10,900	107,113
	Gakken Holdings Co. Ltd.	33,200	204,290
	Gakkyusha Co. Ltd.	3,300	48,191
#	Gakujo Co. Ltd.	7,000	71,491
	Galilei Co. Ltd.	14,600	332,654
#	Gamecard Holdings, Inc.	5,300	88,397
		Shares	Value»
JAPAN — (Continued)
	Gecoss Corp.	11,559	$118,919
#	Genki Global Dining Concepts Corp.	9,800	174,902
#	Genky DrugStores Co. Ltd.	16,800	390,665
	Geo Holdings Corp.	34,300	408,755
#	Gift Holdings, Inc.	6,400	180,549
	GLOBERIDE, Inc.	17,800	236,279
	Glory Ltd.	32,873	836,196
	GMO Financial Gate, Inc.	1,400	51,034
#	GMO Financial Holdings, Inc.	33,800	222,338
	GMO internet group, Inc.	37,700	746,165
	GMO Payment Gateway, Inc.	7,100	356,614
#	GMS Group Co. Ltd.	29,519	71,650
	Godo Steel Ltd.	10,300	187,428
	Goldcrest Co. Ltd.	13,690	291,843
	Goldwin, Inc.	2,400	33,588
	Grandy House Corp.	4,200	14,392
	Greens Co. Ltd.	4,400	65,004
	grems, Inc.	3,900	70,146
	GS Yuasa Corp.	54,700	2,211,831
	GSI Creos Corp.	10,100	156,618
	G-Tekt Corp.	11,932	137,411
#	Gun-Ei Chemical Industry Co. Ltd.	3,300	109,229
	GungHo Online Entertainment, Inc.	870	13,765
	Gunma Bank Ltd.	200,100	2,739,875
	Gunze Ltd.	30,208	697,091
	H.U. Group Holdings, Inc.	18,300	365,118
	H2O Retailing Corp.	88,499	1,298,589
	Hachijuni Nagano Bank Ltd.	124,250	1,683,382
#	Hagihara Industries, Inc.	12,795	134,214
#	Hakudo Co. Ltd.	4,600	69,238
	Hakuhodo DY Holdings, Inc.	93,100	625,124
#	Hakuto Co. Ltd.	4,800	128,328
	Halows Co. Ltd.	8,300	208,660
	Hamakyorex Co. Ltd.	69,200	759,119
	Hankyu Hanshin Holdings, Inc.	49,252	1,427,772
	Hanwa Co. Ltd.	172,000	1,776,576
	Happinet Corp.	39,200	670,753
	Hard Off Corp. Co. Ltd.	8,200	106,031
	Harima Chemicals Group, Inc.	10,000	56,398

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Haseko Corp.	166,400	$2,873,566
	Hazama Ando Corp.	69,550	843,212
	Heiwa Real Estate Co. Ltd.	7,434	115,340
	Heiwado Co. Ltd.	24,167	409,562
	Hibiya Engineering Ltd.	15,200	291,983
	Hiday Hidaka Corp.	11,900	216,043
	Hikari Tsushin, Inc.	600	145,702
	HI-LEX Corp.	18,300	310,558
#	Hioki EE Corp.	6,700	477,542
	Hirakawa Hewtech Corp.	10,458	270,748
	Hirano Tecseed Co. Ltd.	8,800	100,143
	Hirata Corp.	18,600	387,398
	Hirogin Holdings, Inc.	151,500	1,789,730
	Hirose Electric Co. Ltd.	1,200	166,824
*	Hirose Tusyo, Inc.	1,900	46,050
#	Hisaka Works Ltd.	16,600	169,930
	Hisamitsu Pharmaceutical Co., Inc.	500	19,173
	Hitachi Construction Machinery Co. Ltd.	60,000	2,100,197
	Hitachi Ltd. (6501 JP)	161,100	5,122,714
	Hochiki Corp.	34,200	421,216
	Hodogaya Chemical Co. Ltd.	10,450	167,177
	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	100,857
#	Hokkan Holdings Ltd.	11,600	160,139
	Hokko Chemical Industry Co. Ltd.	17,500	190,455
#	Hokuetsu Corp.	61,200	347,555
	Hokuhoku Financial Group, Inc.	95,437	3,638,338
	Hokuriku Electric Industry Co. Ltd.	6,200	108,739
	Hokuriku Electrical Construction Co. Ltd.	8,599	92,966
	Hokuryo Co. Ltd.	2,400	41,253
#	Hokuto Corp.	5,700	66,562
	Honda Motor Co. Ltd. (7267 JP)	129,705	1,052,483
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	16,859	410,348
	H-One Co. Ltd.	17,200	138,310
#	Honeys Holdings Co. Ltd.	6,570	61,204
		Shares	Value»
JAPAN — (Continued)
	Hoosiers Holdings Co. Ltd.	38,300	$288,670
	Horiba Ltd.	20,900	2,910,052
	Hoshizaki Corp.	1,000	32,515
	Hosiden Corp.	39,700	705,093
	Hosokawa Micron Corp.	13,300	504,269
	Hotland Holdings Co. Ltd.	4,600	46,397
	House Foods Group, Inc.	5,100	97,911
#	Howa Machinery Ltd.	9,000	87,381
	Hoya Corp.	32,800	6,125,194
*	HS Holdings Co. Ltd.	6,400	46,070
	Hulic Co. Ltd.	58,667	661,674
	Hyakugo Bank Ltd.	100,467	1,143,255
	Hyakujushi Bank Ltd.	75,204	1,146,002
	Ibiden Co. Ltd.	51,800	4,430,461
	IBJ, Inc.	5,100	23,463
	Ichiken Co. Ltd.	6,600	117,492
	Ichikoh Industries Ltd.	41,100	133,723
	Ichinen Holdings Co. Ltd.	20,600	283,957
#	Ichiyoshi Securities Co. Ltd.	10,000	84,446
#	Icom, Inc.	6,700	129,564
	ID Holdings Corp.	8,400	53,997
#	IDEA Consultants, Inc.	1,100	25,441
	Idec Corp.	25,400	542,306
	Idemitsu Kosan Co. Ltd.	529,835	4,533,444
	IDOM, Inc.	52,300	441,101
	IHI Corp.	93,800	1,713,310
	Iida Group Holdings Co. Ltd.	23,565	333,312
	Iino Kaiun Kaisha Ltd.	95,700	1,004,364
#	IKK Holdings, Inc.	8,200	42,739
	I'll, Inc.	3,700	56,702
#	Imasen Electric Industrial	4,500	24,122
	i-mobile Co. Ltd.	26,200	87,661
	Inaba Denki Sangyo Co. Ltd.	54,600	921,093
#	Inaba Seisakusho Co. Ltd.	6,700	71,157
	Inabata & Co. Ltd.	45,600	1,124,107
#	Ines Corp.	18,500	244,206
	Infomart Corp.	11,200	31,101
	INFRONEER Holdings, Inc.	193,468	2,633,816
	Innotech Corp.	12,900	239,004
	Inpex Corp.	435,200	11,345,743
	Insource Co. Ltd.	16,100	70,543
#	Intelligent Wave, Inc.	4,100	25,518

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Internet Initiative Japan, Inc.	32,900	$578,913
#	Inui Global Logistics Co. Ltd.	3,600	34,860
#	IPS, Inc.	4,000	82,696
	Iriso Electronics Co. Ltd.	7,323	157,724
#	ISB Corp.	6,700	91,703
#	Ise Chemicals Corp.	16,000	536,476
#	Iseki & Co. Ltd.	10,608	115,013
	Isetan Mitsukoshi Holdings Ltd.	35,500	674,609
#	Ishihara Chemical Co. Ltd.	3,300	56,579
	Ishihara Sangyo Kaisha Ltd.	26,500	510,421
	Ishizuka Glass Co. Ltd.	1,100	20,364
#	Istyle, Inc.	44,200	131,556
	Isuzu Motors Ltd.	209,500	2,886,598
#	Itfor, Inc.	19,000	209,471
#	ITmedia, Inc.	9,300	94,190
#	Ito En Ltd.	6,381	117,354
	ITOCHU Corp.	297,000	3,680,750
	Itochu Enex Co. Ltd.	66,100	804,322
	Itoham Yonekyu Holdings, Inc.	14,085	469,279
	Itoki Corp.	29,353	596,333
	IwaiCosmo Holdings, Inc.	15,200	361,471
	Iwaki Co. Ltd.	9,600	167,101
	Iwatani Corp.	116,000	1,426,054
	Iwatsuka Confectionery Co. Ltd.	2,800	56,893
	Iyogin Holdings, Inc.	73,982	1,425,735
	Izumi Co. Ltd.	7,800	47,229
	J Front Retailing Co. Ltd.	92,969	1,352,988
	J Trust Co. Ltd.	43,500	185,916
#	JAC Recruitment Co. Ltd.	48,800	269,388
	Jaccs Co. Ltd.	23,600	612,970
#	Jade Group, Inc.	6,300	81,899
	JAFCO Group Co. Ltd.	39,400	541,710
	JANOME Corp.	12,700	90,578
	Japan Airlines Co. Ltd.	39,500	621,172
	Japan Aviation Electronics Industry Ltd.	56,300	860,767
	Japan Business Systems, Inc.	8,100	73,884
		Shares	Value»
JAPAN — (Continued)
#	Japan Cash Machine Co. Ltd.	10,000	$62,259
*	Japan Communications, Inc.	13,000	10,385
	Japan Electronic Materials Corp.	7,900	363,991
	Japan Elevator Service Holdings Co. Ltd.	57,200	578,696
	Japan Engine Corp.	1,800	142,735
	Japan Exchange Group, Inc.	157,000	1,870,141
#	Japan Investment Adviser Co. Ltd.	5,500	77,101
	Japan Lifeline Co. Ltd.	21,900	198,422
	Japan Material Co. Ltd.	16,100	185,367
	Japan Post Holdings Co. Ltd.	36,300	420,973
	Japan Post Insurance Co. Ltd.	54,300	529,458
	Japan Property Management Center Co. Ltd.	4,400	36,449
#	Japan Pulp & Paper Co. Ltd.	97,600	689,938
	Japan Securities Finance Co. Ltd.	47,900	659,445
	Japan Steel Works Ltd.	4,600	281,109
#	Japan System Techniques Co. Ltd.	6,800	82,952
	Japan Tobacco, Inc.	42,300	1,575,875
#	Japan Transcity Corp.	35,900	266,366
#	Japan Wool Textile Co. Ltd.	46,500	531,213
	JBCC Holdings, Inc.	60,400	464,497
	JCU Corp.	16,700	710,293
	JDC Corp.	25,400	94,701
	Jeol Ltd.	24,000	965,440
	JFE Holdings, Inc.	73,460	806,763
	JFE Systems, Inc.	5,000	60,849
	JGC Holdings Corp.	72,000	1,093,997
	Jichodo Co. Ltd.	500	32,117
#	JINS Holdings, Inc.	3,900	166,208
	JINUSHI Co. Ltd.	6,400	138,096
	JK Holdings Co. Ltd.	16,800	145,005
	J-Lease Co. Ltd.	4,600	39,264
	JM Holdings Co. Ltd.	23,200	201,160
	J-Oil Mills, Inc.	3,482	43,748
#	Joshin Corp.	18,001	334,405

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Joyful Honda Co. Ltd.	4,900	$64,367
#	JP-Holdings, Inc.	44,900	188,730
	JSP Corp.	15,801	232,800
	JTEKT Corp.	97,400	1,189,582
#	Juki Corp.	28,400	139,495
	Juroku Financial Group, Inc.	64,000	840,866
	Justsystems Corp.	8,800	209,239
	JVCKenwood Corp.	146,001	1,100,465
	K&O Energy Group, Inc.	13,458	409,971
	Kadoya Sesame Mills, Inc.	5,100	52,164
	Kaga Electronics Co. Ltd.	37,400	1,001,550
#	Kagome Co. Ltd.	1,800	30,928
	Kajima Corp.	17,222	673,086
	Kakaku.com, Inc.	25,700	429,424
	Kaken Pharmaceutical Co. Ltd.	7,700	200,430
#	Kamakura Shinsho Ltd.	6,500	19,564
	Kameda Seika Co. Ltd.	5,400	49,210
	Kamei Corp.	19,600	401,201
	Kamigumi Co. Ltd.	21,600	713,888
#	Kanaden Corp.	14,900	222,928
	Kanadevia Corp.	190,240	1,466,245
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	43,213
	Kanamic Network Co. Ltd.	11,800	41,277
	Kanamoto Co. Ltd.	40,975	1,207,849
	Kandenko Co. Ltd.	75,400	3,289,062
	Kaneka Corp.	33,100	1,035,264
	Kaneko Seeds Co. Ltd.	2,900	26,074
	Kanematsu Corp.	160,600	2,209,068
#	Kanro, Inc.	12,000	84,847
	Kansai Paint Co. Ltd.	42,000	630,314
	Kanto Denka Kogyo Co. Ltd.	45,405	485,847
	Katakura Industries Co. Ltd.	22,400	366,768
	Katitas Co. Ltd.	15,623	311,876
	Kato Sangyo Co. Ltd.	19,100	746,723
	Kawada Technologies, Inc.	37,500	358,939
	Kawai Musical Instruments Manufacturing Co. Ltd.	4,792	83,841
	Kawasaki Heavy Industries Ltd.	56,000	1,151,271
		Shares	Value»
JAPAN — (Continued)
#	Kawasaki Kisen Kaisha Ltd.	45,291	$738,397
	KDDI Corp.	448,600	7,341,127
#	KeePer Technical Laboratory Co. Ltd.	8,300	157,239
	Keihan Holdings Co. Ltd.	13,600	281,920
	KEIWA, Inc.	20,200	154,931
	Keiyo Bank Ltd.	98,900	1,370,889
	Kenko Mayonnaise Co. Ltd.	9,896	134,127
	Kewpie Corp.	22,377	593,748
	KH Neochem Co. Ltd.	17,700	312,589
#	Kibun Foods, Inc.	7,900	52,034
#	Kimura Chemical Plants Co. Ltd.	18,500	153,809
	Kimura Unity Co. Ltd.	13,200	75,905
	Kinden Corp.	16,500	884,086
	Kirin Holdings Co. Ltd.	16,780	264,605
	Kissei Pharmaceutical Co. Ltd.	17,800	496,616
	Ki-Star Real Estate Co. Ltd.	22,600	458,175
	Kitagawa Corp.	2,700	26,624
	Kita-Nippon Bank Ltd.	6,400	192,266
	Kitano Construction Corp.	12,800	94,361
	Kitz Corp.	126,100	1,697,668
	Kiyo Bank Ltd.	64,133	1,698,397
*	KNT-CT Holdings Co. Ltd.	7,652	95,829
	Koa Corp.	22,600	272,309
	Koa Shoji Holdings Co. Ltd.	12,100	66,461
#	Koatsu Gas Kogyo Co. Ltd.	21,000	147,516
	Kobe Bussan Co. Ltd.	16,800	294,106
	Kobe Steel Ltd.	272,680	3,360,515
	Kohnan Shoji Co. Ltd.	31,900	825,316
#	Kohsoku Corp.	4,000	74,793
	Koike Sanso Kogyo Co. Ltd.	1,200	14,253
	Koito Manufacturing Co. Ltd.	16,900	274,192
#	Kojima Co. Ltd.	1,300	10,005
	Kokuyo Co. Ltd.	23,600	117,551
	Komatsu Ltd.	57,900	2,479,162
	Komatsu Matere Co. Ltd.	15,800	74,204
#	Komatsu Wall Industry Co. Ltd.	14,700	244,451
	KOMEDA Holdings Co. Ltd.	30,500	593,671

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Komehyo Holdings Co. Ltd.	5,500	$186,136
	Komeri Co. Ltd.	21,427	457,129
	Komori Corp.	22,111	212,054
	Konami Group Corp.	9,800	1,176,717
	Kondotec, Inc.	17,600	162,821
	Konica Minolta, Inc.	72,600	230,866
	Konishi Co. Ltd.	54,700	495,345
	Konoike Transport Co. Ltd.	24,700	445,649
#	Konoshima Chemical Co. Ltd.	9,100	105,999
#	Kosaido Holdings Co. Ltd.	34,000	131,130
#	Kose Holdings Corp.	600	21,403
	Koshidaka Holdings Co. Ltd.	20,800	133,199
#	Kotobuki Spirits Co. Ltd.	45,400	581,048
#	Kourakuen Corp.	3,300	22,891
	Kozo Keikaku Engineering Holdings, Inc.	6,400	117,798
#	KPP Group Holdings Co. Ltd.	67,200	416,412
	Kraftia Corp.	24,000	1,480,245
#	KRS Corp.	10,500	206,196
	K's Holdings Corp.	92,020	1,063,644
	KU Holdings Co. Ltd.	15,600	113,481
	Kubota Corp. (6326 JP)	42,600	695,421
	Kumagai Gumi Co. Ltd.	62,528	599,481
#	Kumiai Chemical Industry Co. Ltd.	11,274	54,690
	Kurabo Industries Ltd.	13,300	804,056
	Kuraray Co. Ltd.	120,200	1,262,409
	Kureha Corp.	18,900	474,331
#	Kurimoto Ltd.	41,500	402,293
	Kurita Water Industries Ltd.	17,400	940,422
	Kuriyama Holdings Corp.	11,200	131,027
#	Kusuri No. Aoki Holdings Co. Ltd.	24,900	593,813
	KYB Corp.	30,200	870,362
	Kyocera Corp.	140,840	2,447,232
	Kyodo Printing Co. Ltd.	16,300	160,903
	Kyoei Steel Ltd.	19,200	233,174
#	Kyoei Tanker Co. Ltd.	3,200	33,989
#	Kyokuto Boeki Kaisha Ltd.	11,000	131,475
		Shares	Value»
JAPAN — (Continued)
	Kyokuto Kaihatsu Kogyo Co. Ltd.	25,300	$436,774
#	Kyokuto Securities Co. Ltd.	10,901	108,277
	Kyokuyo Co. Ltd.	13,800	397,330
	Kyorin Pharmaceutical Co. Ltd.	20,700	204,817
	Kyosan Electric Manufacturing Co. Ltd.	24,000	107,411
	Kyoto Financial Group, Inc.	41,100	1,136,051
	Kyowa Electronic Instruments Co. Ltd.	4,800	23,227
	Kyowa Kirin Co. Ltd.	12,000	180,791
	Kyowa Leather Cloth Co. Ltd.	7,300	42,718
	Kyushu Financial Group, Inc.	161,580	1,319,551
	Kyushu Leasing Service Co. Ltd.	1,900	17,062
#	LA Holdings Co. Ltd.	2,600	150,769
#	Lacto Japan Co. Ltd.	7,300	154,889
	Lasertec Corp.	3,600	994,962
#	LEC, Inc.	19,300	126,874
	Leopalace21 Corp.	105,700	440,432
	Life Corp.	33,600	552,164
	Lifedrink Co., Inc.	13,400	118,202
#	LIFULL Co. Ltd.	68,700	83,548
#	LIKE, Inc.	3,900	39,283
#	Link & Motivation, Inc.	20,000	70,924
	Lintec Corp.	13,500	436,871
	Lion Corp.	23,900	233,796
	Lixil Corp.	39,700	409,942
#	Look Holdings, Inc.	5,800	95,919
	Luckland Co. Ltd.	3,300	30,218
	LY Corp.	130,800	344,034
	M&A Capital Partners Co. Ltd.	1,700	35,089
*	M3, Inc.	19,700	189,759
	Mabuchi Motor Co. Ltd.	83,200	783,035
	Macnica Holdings, Inc.	30,050	507,606
	Maeda Kosen Co. Ltd.	25,800	301,109
#	Maezawa Industries, Inc.	16,500	190,908
#	Maezawa Kasei Industries Co. Ltd.	11,300	141,572
	Maezawa Kyuso Industries Co. Ltd.	13,500	128,920

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Makino Milling Machine Co. Ltd.	13,489	$1,024,475
	Makita Corp. (6586 JP)	3,343	124,136
	Makita Corp. (MKTAY US), Sponsored ADR	2,776	104,461
	Mamiya-Op Co. Ltd.	6,000	47,734
#	Mammy Mart Holdings Corp.	6,000	43,210
#	Management Solutions Co. Ltd.	2,400	20,323
*	Mandom Corp.	35,407	695,010
	Mani, Inc.	19,800	216,169
	MarkLines Co. Ltd.	5,600	52,896
#	Mars Group Holdings Corp.	7,380	131,587
	Marubeni Corp.	41,200	1,603,548
	Marubun Corp.	17,900	133,573
#	Maruchiyo Yamaokaya Corp.	5,600	110,128
	Marudai Food Co. Ltd.	14,900	215,555
	Marui Group Co. Ltd.	31,300	599,181
	Maruichi Steel Tube Ltd.	77,100	715,993
#	Marusan Securities Co. Ltd.	24,510	163,780
	Maruwa Co. Ltd.	4,300	2,031,349
	Maruzen Co. Ltd.	5,586	132,742
	Maruzen Showa Unyu Co. Ltd.	13,300	658,535
	Marvelous, Inc.	4,000	11,573
	Matsuda Sangyo Co. Ltd.	13,700	583,919
#	Matsui Construction Co. Ltd.	13,500	131,128
	MatsukiyoCocokara & Co.	37,280	543,161
	Matsuoka Corp.	4,400	58,854
	Matsuyafoods Holdings Co. Ltd.	4,600	154,668
	Max Co. Ltd.	20,800	222,709
	Maxell Ltd.	39,000	498,325
	Maxvalu Tokai Co. Ltd.	7,900	173,855
	Mazda Motor Corp.	119,400	768,568
	McDonald's Holdings Co. Japan Ltd.	13,400	695,302
	Mebuki Financial Group, Inc.	385,923	3,204,065
	MEC Co. Ltd.	5,200	312,751
#	Medical System Network Co. Ltd.	26,955	90,095
		Shares	Value»
JAPAN — (Continued)
	Medikit Co. Ltd.	2,800	$53,147
	Medipal Holdings Corp.	37,100	662,878
#	Medius Holdings Co. Ltd.	14,000	72,860
	Megachips Corp.	1,100	68,570
	Megmilk Snow Brand Co. Ltd.	38,757	778,782
	Meidensha Corp.	32,100	1,753,808
#	Meiji Electric Industries Co. Ltd.	6,100	79,989
	MEIJI Holdings Co. Ltd.	2,000	47,470
#*	Meiji Shipping Group Co. Ltd.	17,800	145,767
	Meiko Electronics Co. Ltd.	21,000	4,240,047
	Meiko Network Japan Co. Ltd.	2,900	12,683
	Meisei Industrial Co. Ltd.	33,800	398,702
	MEITEC Group Holdings, Inc.	38,700	775,074
#	Meito Co. Ltd.	7,200	148,043
	Meiwa Corp.	20,400	108,227
	Meiwa Estate Co. Ltd.	13,100	76,039
	Members Co. Ltd.	1,700	11,748
#	Menicon Co. Ltd.	22,000	227,255
*	Mercari, Inc.	11,300	274,931
#	Mercuria Holdings Co. Ltd.	2,400	11,591
	METAWATER Co. Ltd.	13,400	289,848
	Micronics Japan Co. Ltd.	12,100	1,017,314
#	Midac Holdings Co. Ltd.	4,400	59,482
#	Mie Kotsu Group Holdings, Inc.	46,335	156,016
#	Mikuni Corp.	9,300	21,280
	Milbon Co. Ltd.	2,300	37,523
#	MIMAKI ENGINEERING Co. Ltd.	14,700	140,863
	Minebea Mitsumi, Inc.	56,439	1,128,388
#	Mirai Industry Co. Ltd.	6,700	127,712
#	Miraini Holdings Co. Ltd.	19,716	237,642
	Mirait One Corp.	39,610	1,020,695
	Mirarth Holdings, Inc.	117,600	298,212
	Miroku Jyoho Service Co. Ltd.	5,000	54,571

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MISUMI Group, Inc.	11,300	$260,109
	Mitani Corp.	32,700	540,116
#	Mitani Sangyo Co. Ltd.	22,200	99,236
	Mitani Sekisan Co. Ltd.	21,200	232,161
#	Mito Securities Co. Ltd.	48,000	202,490
#	Mitsuba Corp.	43,259	315,328
	Mitsubishi Chemical Group Corp.	497,680	2,917,620
	Mitsubishi Corp.	137,300	4,397,255
	Mitsubishi Electric Corp.	76,200	3,057,980
	Mitsubishi Estate Co. Ltd.	27,800	792,251
	Mitsubishi Gas Chemical Co., Inc.	50,891	1,432,808
	Mitsubishi HC Capital, Inc.	561,770	5,102,615
	Mitsubishi Heavy Industries Ltd.	32,500	969,991
	Mitsubishi Kakoki Kaisha Ltd.	17,700	362,994
	Mitsubishi Logistics Corp.	91,495	819,520
	Mitsubishi Materials Corp.	49,380	1,627,206
	Mitsubishi Paper Mills Ltd.	10,700	63,882
#	Mitsubishi Pencil Co. Ltd.	12,350	184,705
	Mitsubishi Research Institute, Inc.	5,100	146,406
	Mitsubishi Steel Manufacturing Co. Ltd.	6,700	76,819
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	468,400	8,413,792
	Mitsuboshi Belting Ltd.	11,600	292,258
	Mitsui & Co. Ltd. (8031 JP)	58,400	2,192,681
	Mitsui Chemicals, Inc.	135,200	1,649,315
	Mitsui DM Sugar Co. Ltd.	13,699	289,992
	Mitsui E&S Co. Ltd.	47,100	1,698,626
	Mitsui Fudosan Co. Ltd.	32,400	354,846
	Mitsui High-Tec, Inc.	56,800	236,676
	Mitsui Kinzoku Co. Ltd.	55,200	15,166,667
		Shares	Value»
JAPAN — (Continued)
#	Mitsui Matsushima Holdings Co. Ltd.	77,000	$666,295
#	Mitsui OSK Lines Ltd.	36,600	1,382,533
	Mitsui-Soko Holdings Co. Ltd.	84,900	2,140,566
	Mitsuuroko Group Holdings Co. Ltd.	30,400	385,813
	Miura Co. Ltd.	2,500	51,775
#	Miyaji Engineering Group, Inc.	23,200	243,937
	Miyazaki Bank Ltd.	76,500	968,619
	Miyoshi Oil & Fat Co. Ltd.	11,155	152,550
	Mizuho Financial Group, Inc. (8411 JP)	168,905	7,263,368
	Mizuho Leasing Co. Ltd.	129,000	1,172,915
	Mizuho Medy Co. Ltd.	9,700	109,884
	Mizuno Corp.	22,000	467,062
	Mochida Pharmaceutical Co. Ltd.	12,575	270,517
	Monogatari Corp.	15,300	411,570
	MonotaRO Co. Ltd.	32,700	388,825
	Morinaga & Co. Ltd.	48,600	829,313
	Morinaga Milk Industry Co. Ltd.	63,600	1,919,224
#	Moriroku Co. Ltd.	5,600	86,890
	Morita Holdings Corp.	28,600	459,541
	Morito Co. Ltd.	13,100	160,855
	Morozoff Ltd.	1,400	13,202
#	Mory Industries, Inc.	24,000	143,276
	MOS Food Services, Inc.	3,100	77,997
	MrMax Holdings Ltd.	18,800	84,410
	MS&AD Insurance Group Holdings, Inc.	118,246	3,040,586
	MTG Co. Ltd.	700	26,300
	Mugen Estate Co. Ltd.	10,200	144,936
	Muninova Holdings, Inc.	232,800	685,537
	m-up Holdings, Inc.	25,000	115,804
	Murakami Corp.	4,800	209,688
	Murata Manufacturing Co. Ltd.	57,900	1,920,209
	Musashi Co. Ltd.	900	16,244
	Musashi Seimitsu Industry Co. Ltd.	44,200	1,209,604
	Musashino Bank Ltd.	69,600	1,057,258
	Muto Seiko Co.	5,800	71,830
	Nachi-Fujikoshi Corp.	12,926	420,015

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nafco Co. Ltd.	4,800	$66,616
#	Nagano Keiki Co. Ltd.	18,700	367,810
	Nagase & Co. Ltd.	209,600	1,576,503
#	Nagase Brothers, Inc.	6,100	90,357
#	Nakakita Seisakusho Co. Ltd.	900	33,456
#	Nakamuraya Co. Ltd.	2,008	40,521
	Nakanishi, Inc.	6,000	106,002
	Nakano Corp.	5,600	49,588
	Nakayama Steel Works Ltd.	9,000	34,143
	Namura Shipbuilding Co. Ltd.	34,900	914,141
	Nanto Bank Ltd.	83,265	790,268
	Nanyo Corp.	13,400	123,971
	Narasaki Sangyo Co. Ltd.	2,400	66,140
	NCD Co. Ltd./Shinagawa	2,900	45,563
	NEC Capital Solutions Ltd.	15,100	392,463
	NEC Corp.	46,000	1,223,600
*	Net Protections Holdings, Inc.	41,900	113,726
#	Neturen Co. Ltd.	17,300	143,213
	New Art Holdings Co. Ltd.	3,369	29,693
	New Cosmos Electric Co. Ltd.	900	33,424
	Nextage Co. Ltd.	37,600	825,333
	NGK Corp.	85,100	2,694,311
	NH Foods Ltd.	25,000	1,030,052
	NHK Spring Co. Ltd.	122,769	2,243,126
	Nicca Chemical Co. Ltd.	6,100	71,790
	Nichias Corp.	126,117	2,502,310
#	Nichiban Co. Ltd.	9,200	106,671
	Nichicon Corp.	33,300	509,349
	Nichiden Corp.	6,800	101,297
	Nichiha Corp.	21,900	434,052
	Nichimo Co. Ltd.	5,100	73,371
	Nichirei Corp.	76,000	913,376
#	Nichireki Group Co. Ltd.	25,300	327,582
	Nichirin Co. Ltd.	13,920	350,337
	Nifco, Inc.	26,000	766,147
#	Nihon Dempa Kogyo Co. Ltd.	20,101	244,488
#	Nihon Dengi Co. Ltd.	17,600	270,853
	Nihon Denkei Co. Ltd.	6,600	101,559
#	Nihon House Holdings Co. Ltd.	5,100	9,822
		Shares	Value»
JAPAN — (Continued)
	Nihon Kagaku Sangyo Co. Ltd.	10,600	$158,956
	Nihon M&A Center Holdings, Inc.	35,400	148,263
	Nihon Nohyaku Co. Ltd.	28,800	182,424
	Nihon Parkerizing Co. Ltd.	33,406	307,209
	Nihon Tokushu Toryo Co. Ltd.	11,600	151,647
#	Nihon Yamamura Glass Co. Ltd.	5,000	100,530
	Nikkiso Co. Ltd.	41,734	709,363
	Nikko Co. Ltd.	24,500	125,030
#	Nikkon Holdings Co. Ltd.	94,000	3,037,256
#	Nikon Corp.	96,000	1,062,106
	Nippi, Inc.	1,599	120,220
	Nippn Corp.	40,900	691,313
#	Nippon Air Conditioning Services Co. Ltd.	16,100	159,292
	Nippon Beet Sugar Manufacturing Co. Ltd.	9,200	236,512
	Nippon Carbide Industries Co., Inc.	9,100	156,301
#	Nippon Carbon Co. Ltd.	8,754	268,110
	Nippon Care Supply Co. Ltd.	100	1,432
#	Nippon Chemical Industrial Co. Ltd.	6,100	131,418
	Nippon Chemi-Con Corp.	18,818	319,517
#*	Nippon Coke & Engineering Co. Ltd.	87,400	57,813
	Nippon Denko Co. Ltd.	95,873	261,944
	Nippon Densetsu Kogyo Co. Ltd.	20,000	624,365
#	Nippon Dry-Chemical Co. Ltd.	21,600	409,539
	Nippon Electric Glass Co. Ltd.	38,500	2,009,792
	Nippon Express Holdings, Inc.	108,000	2,836,538
	Nippon Fine Chemical Co. Ltd.	9,700	156,643
	Nippon Gas Co. Ltd.	68,400	1,174,195
#	Nippon Hume Corp.	32,200	237,839

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Kayaku Co. Ltd.	59,900	$664,331
	Nippon Kodoshi Corp.	3,100	126,276
	Nippon Light Metal Holdings Co. Ltd.	62,130	1,137,883
	Nippon Paint Holdings Co. Ltd.	62,700	395,451
	Nippon Paper Industries Co. Ltd.	79,519	667,244
	Nippon Parking Development Co. Ltd.	127,800	202,287
	Nippon Rietec Co. Ltd.	11,303	194,940
	Nippon Sanso Holdings Corp.	44,100	1,554,766
	Nippon Seiki Co. Ltd.	46,100	754,193
	Nippon Seisen Co. Ltd.	11,000	99,269
#*	Nippon Sheet Glass Co. Ltd.	93,000	285,411
	Nippon Shinyaku Co. Ltd.	19,400	594,817
	Nippon Shokubai Co. Ltd.	42,000	578,212
	Nippon Signal Co. Ltd.	28,976	312,187
	Nippon Soda Co. Ltd.	32,400	750,884
	Nippon Steel Corp.	633,750	2,333,150
	Nippon Thompson Co. Ltd.	45,500	320,832
	Nippon Yakin Kogyo Co. Ltd.	19,100	555,124
	Nippon Yusen KK	55,663	2,000,455
	Nipro Corp.	103,900	1,008,619
	Nishikawa Rubber Co. Ltd.	13,700	280,086
	Nishimatsuya Chain Co. Ltd.	5,300	67,808
	Nishi-Nippon Financial Holdings, Inc.	81,600	2,048,904
	Nishio Holdings Co. Ltd.	24,316	670,791
	Nissan Chemical Corp.	42,600	1,842,004
	Nissan Shatai Co. Ltd.	27,199	157,665
	Nissan Tokyo Sales Holdings Co. Ltd.	48,200	161,305
	Nissei ASB Machine Co. Ltd.	6,200	321,875
#	Nissha Co. Ltd.	67,400	542,049
		Shares	Value»
JAPAN — (Continued)
	Nisshin Group Holdings Co. Ltd.	28,100	$124,542
	Nisshin Oillio Group Ltd.	69,600	800,560
	Nisshin Seifun Group, Inc.	21,300	272,069
	Nisshinbo Holdings, Inc.	110,408	1,456,386
#	Nisso Holdings Co. Ltd.	10,600	40,958
	Nissui Corp.	226,400	1,762,625
	Niterra Co. Ltd.	69,100	3,735,236
	Nitta Corp.	16,604	471,974
	Nitta Gelatin, Inc.	16,200	123,091
	NITTAN Corp.	8,300	31,833
	Nittetsu Mining Co. Ltd.	57,000	894,075
	Nitto Denko Corp.	132,400	2,518,282
	Nitto Fuji Flour Milling Co. Ltd.	10,400	116,928
	Nitto Kogyo Corp.	25,500	737,613
#	Nitto Kohki Co. Ltd.	8,800	89,927
	Nitto Seiko Co. Ltd.	24,300	118,371
	Nittoc Construction Co. Ltd.	27,600	207,992
#	Nittoku Co. Ltd.	7,800	121,823
	Noevir Holdings Co. Ltd.	5,085	142,015
	NOF Corp.	16,000	326,768
	Nojima Corp.	186,900	1,456,856
	NOK Corp.	45,500	809,147
	Nomura Co. Ltd.	6,600	49,301
	Nomura Holdings, Inc. (8604 JP)	120,000	961,179
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	8,048	64,867
	Nomura Micro Science Co. Ltd.	1,900	44,798
	Nomura Real Estate Holdings, Inc.	157,500	1,027,569
	Nomura Research Institute Ltd.	82,500	2,226,653
	Noritake Co. Ltd.	37,600	827,668
	Noritsu Koki Co. Ltd.	48,600	646,960
#	Noritz Corp.	24,738	371,637
	North Pacific Bank Ltd.	127,900	813,232
	NPR-RIKEN Corp.	25,424	631,077
#	NS Solutions Corp.	10,400	240,946
#	NS Tool Co. Ltd.	8,500	47,186
	NS United Kaiun Kaisha Ltd.	14,200	691,348
	NSD Co. Ltd.	28,480	488,901

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NSK Ltd.	82,093	$666,789
	NSW, Inc.	8,700	136,145
	NTN Corp.	469,231	1,145,511
	Oat Agrio Co. Ltd.	4,300	74,050
#	Obara Group, Inc.	7,300	258,054
	Obayashi Corp.	35,600	836,980
	Obic Co. Ltd.	15,700	417,198
#	Oenon Holdings, Inc.	42,300	112,243
	Ogaki Kyoritsu Bank Ltd.	24,000	1,074,487
	Ohashi Technica, Inc.	19,400	136,616
	Ohmoto Gumi Co. Ltd.	4,200	45,367
	Ohsho Food Service Corp.	3,000	56,063
	OIE Sangyo Co. Ltd.	4,100	59,853
	Oiles Corp.	19,216	318,826
	Oita Bank Ltd.	51,000	695,148
	Oji Holdings Corp.	238,900	1,255,991
#	Okabe Co. Ltd.	32,741	198,450
#	Okada Aiyon Corp.	2,400	33,702
	Okamoto Industries, Inc.	7,100	254,939
#	Okamoto Machine Tool Works Ltd.	5,237	141,012
	Okamura Corp.	35,100	563,221
	Okasan Securities Group, Inc.	66,400	383,392
	Oki Electric Industry Co. Ltd.	133,558	2,889,336
	Okinawa Cellular Telephone Co.	32,400	693,359
	Okinawa Financial Group, Inc.	16,100	576,206
	OKUMA Corp.	35,000	1,004,382
	Okumura Corp.	18,900	742,902
#	Okura Industrial Co. Ltd.	8,100	257,345
	Omron Corp.	8,700	312,503
	Onamba Co. Ltd.	400	4,791
#	One Career, Inc.	3,600	42,072
	Ono Pharmaceutical Co. Ltd.	4,200	62,119
	Onoken Co. Ltd.	9,000	80,225
	Onward Holdings Co. Ltd.	144,800	684,828
#	Ootoya Holdings Co. Ltd.	2,100	91,140
	Open House Group Co. Ltd.	27,500	1,618,475
	Optex Group Co. Ltd.	24,600	457,604
	Oracle Corp. Japan	1,000	55,645
	Organo Corp.	10,100	1,020,635
		Shares	Value»
JAPAN — (Continued)
	Oriental Shiraishi Corp.	51,600	$122,551
	ORIX Corp. (8591 JP)	108,300	3,644,998
	Oro Co. Ltd.	2,500	32,027
	Osaka Organic Chemical Industry Ltd.	9,200	275,761
#*	Osaka Steel Co. Ltd.	8,600	135,148
	Osaki Electric Co. Ltd.	33,900	442,806
#	OSG Corp.	45,400	949,481
	Otsuka Corp.	22,600	419,230
	Otsuka Holdings Co. Ltd.	20,400	1,486,796
	OUG Holdings, Inc.	3,500	88,494
#	Oval Corp.	8,600	38,644
	Oyo Corp.	13,800	241,294
#	Ozu Corp.	3,900	47,081
#	Pacific Metals Co. Ltd.	17,355	280,644
	Pack Corp.	35,200	293,013
	PAL GROUP Holdings Co. Ltd.	79,200	761,252
	PALTAC Corp.	7,850	231,872
	Pan Pacific International Holdings Corp.	443,000	2,505,631
	Panasonic Holdings Corp.	207,181	4,238,054
	Park24 Co. Ltd.	36,800	432,749
	Parker Corp.	10,200	90,129
#	Pasona Group, Inc.	13,400	139,638
#	Pegasus Co. Ltd.	23,800	133,694
	Penta-Ocean Construction Co. Ltd.	157,800	1,768,030
#	People Dreams & Technologies Group Co. Ltd.	5,100	50,015
	Persol Holdings Co. Ltd.	288,000	428,665
	PHC Holdings Corp.	8,800	56,109
	Pigeon Corp.	8,400	90,690
	PILLAR Corp.	21,300	1,252,350
	Pilot Corp.	12,000	366,037
#	Piolax, Inc.	8,713	86,346
#	Plus Alpha Consulting Co. Ltd.	12,200	170,724
	Polaris Holdings Co. Ltd.	9,900	11,228
#	Port, Inc.	3,400	52,430
	PR Times Corp.	2,000	26,816

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Premium Group Co. Ltd.	27,600	$325,262
	Premium Water Holdings, Inc.	1,400	30,518
#	Press Kogyo Co. Ltd.	97,100	489,786
	Prestige International, Inc.	37,400	158,838
	Prima Meat Packers Ltd.	27,300	435,616
	Procrea Holdings, Inc.	7,034	161,551
#	Pronexus, Inc.	6,000	41,106
#	Pro-Ship, Inc.	10,200	99,343
	PS Construction Co. Ltd.	25,700	440,108
	QB Net Holdings Co. Ltd.	19,008	164,812
#	Qol Holdings Co. Ltd.	19,700	220,930
	Quick Co. Ltd.	19,500	104,814
	Raccoon Holdings, Inc.	10,300	42,150
	Raito Kogyo Co. Ltd.	26,400	643,331
	Raiznext Corp.	22,600	326,038
	Rakus Co. Ltd.	11,800	65,206
*	Rakuten Bank Ltd.	8,600	347,482
*	Rakuten Group, Inc.	3,300	16,067
#	Rasa Corp.	7,200	83,170
#	Rasa Industries Ltd.	62,500	854,022
	Relo Group, Inc.	34,200	428,129
#	Renaissance, Inc.	7,800	50,385
	Renesas Electronics Corp.	58,500	1,183,025
	Rengo Co. Ltd.	138,100	1,088,109
	Resona Holdings, Inc.	210,889	2,637,734
	Resonac Holdings Corp.	85,317	7,807,706
	Resorttrust, Inc.	55,800	621,500
	Restar Corp.	15,600	286,396
#	Retail Partners Co. Ltd.	7,400	61,171
#	Rheon Automatic Machinery Co. Ltd.	16,600	161,559
#	Rhythm Co. Ltd.	4,800	104,396
	Ricoh Co. Ltd.	198,400	1,673,132
	Ricoh Leasing Co. Ltd.	17,300	671,996
	Riken Keiki Co. Ltd.	4,799	103,071
#	Riken Technos Corp.	39,800	421,641
	Riken Vitamin Co. Ltd.	15,900	281,084
	Rinnai Corp.	15,300	347,722
	Rion Co. Ltd.	7,300	158,134
#	Riso Kagaku Corp.	4,316	28,760
	Rix Corp.	1,400	29,903
		Shares	Value»
JAPAN — (Continued)
#	Rock Field Co. Ltd.	5,500	$45,667
#	Rohm Co. Ltd.	17,200	372,121
	Rohto Pharmaceutical Co. Ltd.	14,200	208,810
#	Roland Corp.	6,800	177,338
	Rorze Corp.	76,000	1,821,825
	Round One Corp.	111,300	604,521
#	Royal Holdings Co. Ltd.	37,600	329,610
	Ryobi Ltd.	22,700	369,931
	RYODEN Corp.	11,500	260,342
	Ryohin Keikaku Co. Ltd.	189,600	4,391,667
	Ryoyo Ryosan Holdings, Inc.	8,724	151,034
	S Foods, Inc.	13,700	248,265
	S&B Foods, Inc.	12,800	377,267
#	Saizeriya Co. Ltd.	5,700	185,652
	Sakai Chemical Industry Co. Ltd.	12,700	301,947
	Sakai Heavy Industries Ltd.	3,600	46,800
	Sakai Moving Service Co. Ltd.	11,400	211,720
	Sakata INX Corp.	44,600	665,701
	Sakata Seed Corp.	7,500	196,621
	Sala Corp.	50,200	331,880
#	Samco, Inc.	1,600	118,925
#	San Holdings, Inc.	18,800	166,322
	San ju San Financial Group, Inc.	26,240	269,057
	San-A Co. Ltd.	19,000	398,968
	San-Ai Obbli Co. Ltd.	56,500	831,383
	Sangetsu Corp.	31,100	592,023
	San-In Godo Bank Ltd.	80,177	963,719
#*	Sanken Electric Co. Ltd.	8,100	488,134
#	Sanki Engineering Co. Ltd.	118,200	1,821,524
#	Sanko Gosei Ltd.	42,101	232,999
	Sanko Metal Industrial Co. Ltd.	16,500	131,029
	Sankyo Co. Ltd.	94,500	1,117,939
	Sankyo Frontier Co. Ltd.	4,100	56,520
#	Sankyo Seiko Co. Ltd.	29,700	165,509
	Sankyu, Inc.	33,500	1,800,204
#	Sanoh Industrial Co. Ltd.	31,700	150,838
#	Sanrio Co. Ltd.	159,500	929,503
*	Sansan, Inc.	9,000	72,979

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sansei Technologies, Inc.	9,200	$124,457
	Sansha Electric Manufacturing Co. Ltd.	2,100	14,014
	Sanshin Electronics Co. Ltd.	9,400	162,029
#	Santec Holdings Corp.	4,100	735,453
	Santen Pharmaceutical Co. Ltd.	35,800	368,936
	Sanwa Holdings Corp.	112,300	2,568,596
	Sanyo Chemical Industries Ltd.	8,608	274,314
	Sanyo Denki Co. Ltd.	24,000	1,062,524
	Sanyo Industries Ltd.	400	11,195
	Sanyo Shokai Ltd.	9,337	229,637
	Sanyo Trading Co. Ltd.	19,400	193,234
	Sapporo Holdings Ltd.	66,500	746,019
	Sato Corp.	22,600	300,476
#	Sato Foods Co. Ltd.	800	36,478
	Sato Shoji Corp.	9,500	166,579
	Sawai Group Holdings Co. Ltd.	26,083	351,248
	SAXA, Inc.	5,700	78,913
	SBI Holdings, Inc.	82,102	1,656,655
#	SBS Holdings, Inc.	17,900	476,987
	SCREEN Holdings Co. Ltd.	35,600	2,360,316
	Scroll Corp.	40,400	343,580
	SEC Carbon Ltd.	5,800	92,702
	Secom Co. Ltd.	7,110	258,873
#	Seed Co. Ltd.	12,200	41,624
	Sega Sammy Holdings, Inc.	8,100	117,431
	Seibu Giken Co. Ltd.	2,200	29,786
	Seibu Holdings, Inc.	56,900	1,338,998
#	Seika Corp.	21,000	401,209
	Seikagaku Corp.	29,600	132,788
	Seikitokyu Kogyo Co. Ltd.	10,700	99,251
	Seiko Epson Corp.	62,900	846,051
	Seiko Group Corp.	46,472	1,726,271
	Seino Holdings Co. Ltd.	30,000	459,827
	Seiren Co. Ltd.	20,900	424,221
	Sekisui Chemical Co. Ltd.	42,500	651,264
	Sekisui House Ltd.	39,140	852,233
	Sekisui Jushi Corp.	19,386	259,534
		Shares	Value»
JAPAN — (Continued)
	SEMITEC Corp.	7,200	$110,717
	Senko Group Holdings Co. Ltd.	99,500	1,177,796
#	Senshu Electric Co. Ltd.	12,500	487,279
	Senshu Ikeda Holdings, Inc.	133,600	786,062
	Seria Co. Ltd.	15,200	332,484
	Seven & i Holdings Co. Ltd.	475,900	5,676,982
	Seven Bank Ltd.	92,300	155,860
#	SFP Holdings Co. Ltd.	4,100	59,549
	SG Holdings Co. Ltd.	107,600	1,007,036
	Sharingtechnology, Inc.	12,100	90,459
	Shibaura Machine Co. Ltd.	21,200	569,004
	Shibaura Mechatronics Corp.	70,500	2,190,298
	Shibusawa Logistics Corp.	30,100	244,208
	Shibuya Corp.	13,100	284,766
	Shiga Bank Ltd.	102,330	1,261,603
#	Shikibo Ltd.	4,102	27,929
	Shikoku Bank Ltd.	31,901	521,376
	Shikoku Kasei Holdings Corp.	29,400	940,771
	Shimadaya Corp.	5,200	56,514
	Shimadzu Corp.	10,800	251,051
	Shimamura Co. Ltd.	11,400	238,732
	Shimizu Corp.	38,900	751,552
#	Shimojima Co. Ltd.	3,100	25,606
	Shin Nippon Air Technologies Co. Ltd.	19,600	448,577
	Shinagawa Refra Co. Ltd.	35,900	438,050
#	Shindengen Electric Manufacturing Co. Ltd.	3,300	69,506
	Shin-Etsu Chemical Co. Ltd.	59,800	2,753,322
	Shin-Etsu Polymer Co. Ltd.	30,100	409,697
	Shinko Shoji Co. Ltd.	30,300	316,369
	Shinmaywa Industries Ltd.	50,000	817,367
	Shinnihon Corp.	26,100	321,476
	Shinnihonseiyaku Co. Ltd.	1,200	15,251
#	Shinobu Foods Products Co. Ltd.	7,000	66,576
	Shinsho Corp.	14,400	212,772

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinwa Co. Ltd. (3447 JP)	10,700	$66,763
#	Shinwa Co. Ltd. (7607 JP)	6,900	133,449
	Shionogi & Co. Ltd.	26,900	543,459
	Ship Healthcare Holdings, Inc.	26,300	391,384
	Shirai Electronics Industrial Co. Ltd.	10,200	44,456
	Shizuoka Financial Group, Inc.	83,400	1,464,138
	Shizuoka Gas Co. Ltd.	42,600	383,101
#	Shoei Co. Ltd.	17,700	197,202
#	Shoei Foods Corp.	3,300	86,253
	Showa Sangyo Co. Ltd.	20,609	404,043
	SIGMAXYZ Holdings, Inc.	42,600	174,564
	Siix Corp.	37,200	304,885
*	Simplex Holdings, Inc.	36,400	204,183
#	Sinanen Holdings Co. Ltd.	7,300	323,376
	Sinfonia Technology Co. Ltd.	26,300	2,417,594
	Sinko Industries Ltd.	24,900	194,264
	Sintokogio Ltd.	9,000	56,687
	SK Kaken Co. Ltd.	3,900	261,237
	SK-Electronics Co. Ltd.	10,000	215,115
	SKY Perfect JSAT Corp.	128,700	2,809,871
	Skylark Holdings Co. Ltd.	86,000	1,650,041
#	Smaregi, Inc.	3,100	47,620
#	SMS Co. Ltd.	25,100	285,979
#	Soda Nikka Co. Ltd.	17,600	113,637
	Sodick Co. Ltd.	41,700	412,219
	SoftBank Corp.	2,895,000	4,074,622
	SoftBank Group Corp.	537,600	18,363,774
	Softcreate Holdings Corp.	6,300	71,478
	Software Service, Inc.	2,100	151,410
	Sojitz Corp.	102,540	3,840,605
	Soken Chemical & Engineering Co. Ltd.	21,900	472,020
	Solasto Corp.	19,499	140,063
#	Soliton Systems KK	5,800	66,237
	Sompo Holdings, Inc.	74,650	2,778,130
		Shares	Value»
JAPAN — (Continued)
*	Sony Financial Group, Inc. SFGYY US, ADR	31,527	$138,719
	Sony Group Corp. (6758 JP)	835,000	16,729,499
	Sony Group Corp. (SONY US), Sponsored ADR	106,303	2,135,627
#	Space Co. Ltd.	14,200	134,115
	Sparx Group Co. Ltd.	13,779	170,580
	SPK Corp.	16,728	135,943
	S-Pool, Inc.	12,300	18,648
	Square Enix Holdings Co. Ltd.	1,500	23,661
	SRA Holdings	7,200	206,258
	St. Marc Holdings Co. Ltd.	5,500	94,371
	Stanley Electric Co. Ltd.	67,000	1,307,630
	Star Mica Holdings Co. Ltd.	23,400	245,184
	Startia Holdings, Inc.	4,900	87,790
	Starts Corp., Inc.	22,400	683,891
	Starzen Co. Ltd.	42,500	308,553
	Stella Chemifa Corp.	4,700	161,192
#	Step Co. Ltd.	8,900	130,090
	STI Foods Holdings, Inc.	4,500	32,301
#	Strike Group Co. Ltd.	16,200	138,281
	Subaru Corp.	115,400	1,718,907
#	Subaru Enterprise Co. Ltd.	7,900	171,868
	Sugi Holdings Co. Ltd.	29,418	588,802
#	Sugimoto & Co. Ltd.	15,000	116,632
	SUMCO Corp.	139,300	2,222,482
#	Sumida Corp.	43,913	376,030
#	Suminoe Co. Ltd.	2,700	21,971
	Sumitomo Bakelite Co. Ltd.	22,200	781,905
	Sumitomo Chemical Co. Ltd.	358,300	1,169,163
	Sumitomo Corp.	88,600	3,294,340
	Sumitomo Electric Industries Ltd.	221,583	14,587,743
#	Sumitomo Forestry Co. Ltd.	179,100	1,618,550
	Sumitomo Heavy Industries Ltd.	43,600	1,475,145
	Sumitomo Metal Mining Co. Ltd.	35,100	2,158,049
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	296,823	10,480,538

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Trust Group, Inc.	88,700	$2,965,537
	Sumitomo Osaka Cement Co. Ltd.	14,700	366,080
	Sumitomo Realty & Development Co. Ltd.	125,400	3,887,349
	Sumitomo Rubber Industries Ltd.	98,153	1,272,930
	Sumitomo Seika Chemicals Co. Ltd.	45,500	349,049
	Sumitomo Warehouse Co. Ltd.	41,300	995,280
	Sun Frontier Fudousan Co. Ltd.	7,600	130,444
#	Suncall Corp.	16,900	184,398
	Sundrug Co. Ltd.	4,400	105,858
	Sun-Wa Technos Corp.	11,800	241,193
	Suruga Bank Ltd.	117,700	1,745,134
	Suzuken Co. Ltd.	20,346	720,170
#	Suzuki Co. Ltd.	14,700	296,324
	Suzuki Motor Corp.	168,300	1,882,171
	SWCC Corp.	28,700	2,937,638
	System Research Co. Ltd.	4,500	47,679
#	System Support Holdings, Inc.	4,800	33,000
#	Systems Engineering Consultants Co. Ltd.	1,800	34,831
	Systena Corp.	124,000	339,210
#	Syuppin Co. Ltd.	15,300	107,307
	T Hasegawa Co. Ltd.	15,200	280,343
#	T RAD Co. Ltd.	6,300	447,710
	T&D Holdings, Inc.	34,500	835,866
	Tachibana Eletech Co. Ltd.	16,820	307,651
#	Tachikawa Corp.	10,900	177,817
	Tachi-S Co. Ltd.	29,100	380,852
	Tadano Ltd.	79,300	695,200
	Taihei Dengyo Kaisha Ltd.	25,900	474,276
	Taiheiyo Cement Corp.	65,789	1,493,648
#	Taiho Kogyo Co. Ltd.	11,500	87,499
	Taikisha Ltd.	16,200	359,831
	Taisei Corp.	6,800	737,397
	Taisei Oncho Co. Ltd.	400	13,309
#	Taiyo Holdings Co. Ltd.	43,608	1,343,419
	Taiyo Yuden Co. Ltd.	38,900	1,594,880
		Shares	Value»
JAPAN — (Continued)
	Takamatsu Construction Group Co. Ltd.	11,400	$244,145
#	Takamiya Co. Ltd.	10,200	25,641
	Takaoka Toko Co. Ltd.	9,464	456,951
#	Takara & Co. Ltd.	8,500	183,604
	Takara Holdings, Inc.	24,700	278,449
	Takara Standard Co. Ltd.	18,900	357,410
	Takasago International Corp.	43,100	323,118
	Takasago Thermal Engineering Co. Ltd.	12,000	346,089
	Takashima & Co. Ltd.	23,800	119,416
	Takashimaya Co. Ltd.	189,200	2,249,477
#	TAKEBISHI Corp.	6,900	97,983
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	96,352	3,221,315
	Takeuchi Manufacturing Co. Ltd.	20,700	933,132
#	Taki Chemical Co. Ltd.	2,500	72,911
#	Tama Home Co. Ltd.	10,100	228,747
	Tamron Co. Ltd.	115,200	797,098
#	Tamura Corp.	69,000	369,073
	Tanabe Consulting Group Co. Ltd.	2,700	12,521
	Tanabe Engineering Corp.	3,100	51,286
	Tanseisha Co. Ltd.	26,250	240,119
	TASUKI Holdings, Inc.	10,900	55,738
	Tayca Corp.	11,200	135,562
#	Tazmo Co. Ltd.	7,000	131,769
	TBS Holdings, Inc.	14,600	516,401
	TDC Soft, Inc.	16,900	102,189
	TDK Corp. (6762 JP)	252,500	4,616,811
	TechMatrix Corp.	21,600	250,777
#	Techno Ryowa Ltd.	7,000	310,222
	Techno Smart Corp.	8,600	104,422
	Teijin Ltd.	26,736	269,254
#	Teikoku Sen-I Co. Ltd.	8,800	153,836
#	Teikoku Tsushin Kogyo Co. Ltd.	5,200	88,457
	Tekken Corp.	9,300	288,994
	Tera Probe, Inc.	6,800	447,165
#	Terasaki Electric Co. Ltd.	2,300	59,035

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tess Holdings Co. Ltd.	11,400	$56,868
	THK Co. Ltd.	11,400	427,376
	Tigers Polymer Corp.	10,100	63,836
	TIS, Inc.	57,900	1,261,932
	TKC Corp.	4,500	103,113
	Toa Corp. (1885 JP)	82,300	1,470,489
#	Toa Corp. (6809 JP)	17,300	191,805
	TOA ROAD Corp.	8,400	84,262
	Toagosei Co. Ltd.	65,600	712,393
	TOBISHIMA HOLDINGS, Inc.	6,673	85,669
	TOC Co. Ltd.	32,400	218,273
	Tocalo Co. Ltd.	51,600	1,029,469
	Tochigi Bank Ltd.	35,400	216,559
	Toda Corp.	132,200	1,200,203
	Toei Animation Co. Ltd.	3,000	49,635
	Toenec Corp.	54,600	850,723
	Togami Electric Manufacturing Co. Ltd.	1,300	52,689
	Toho Bank Ltd.	71,700	306,046
#	Toho Co. Ltd. (8142 JP)	37,800	336,237
	Toho Co. Ltd. (9602 JP)	10,500	96,795
#	Toho Holdings Co. Ltd.	18,900	539,314
	Toho Titanium Co. Ltd.	29,600	637,214
#*	Toho Zinc Co. Ltd.	19,957	147,214
#	Tohokushinsha Film Corp.	35,700	137,638
	Tokai Carbon Co. Ltd.	84,902	603,841
	Tokai Corp.	15,867	266,347
	TOKAI Holdings Corp.	58,000	421,464
	Tokai Rika Co. Ltd.	32,300	595,824
	Tokai Tokyo Financial Holdings, Inc.	118,052	531,885
	Token Corp.	2,120	171,995
	Tokio Marine Holdings, Inc. (8766 JP)	116,048	5,314,624
	Tokushu Tokai Paper Co. Ltd.	16,123	163,367
	Tokuyama Corp.	42,425	1,089,847
	Tokyo Century Corp.	144,000	1,978,108
#	Tokyo Electron Device Ltd.	15,900	353,310
#	Tokyo Energy & Systems, Inc.	16,900	203,708
		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	20,499	$1,525,546
	Tokyo Ohka Kogyo Co. Ltd.	3,400	199,885
	Tokyo Radiator Manufacturing Co. Ltd.	3,400	30,877
#	Tokyo Rope Manufacturing Co. Ltd.	13,000	141,202
	Tokyo Sangyo Co. Ltd.	14,000	78,778
	Tokyo Seimitsu Co. Ltd.	3,400	375,685
	Tokyo Steel Manufacturing Co. Ltd.	36,500	396,767
	Tokyo Tatemono Co. Ltd.	124,700	2,869,443
#	Tokyo Tekko Co. Ltd.	32,100	369,394
	Tokyotokeiba Co. Ltd.	6,447	228,455
	Tokyu Construction Co. Ltd.	49,330	465,660
	Tokyu Fudosan Holdings Corp.	457,982	3,899,319
	Toli Corp.	42,200	173,191
#	Tomen Devices Corp.	1,500	146,117
#	Tomoe Corp.	20,300	261,940
#	Tomoe Engineering Co. Ltd.	20,700	233,600
	Tomoku Co. Ltd.	12,436	279,284
	TOMONY Holdings, Inc.	147,800	834,614
	Tomy Co. Ltd.	61,000	991,051
	TOPPAN Holdings, Inc.	40,700	1,209,749
	Topre Corp.	50,301	764,437
#	Topy Industries Ltd.	13,800	259,771
	Toray Industries, Inc.	175,600	1,260,764
#	Toridoll Holdings Corp.	15,600	403,148
#	Torigoe Co. Ltd.	12,600	86,470
	Torishima Pump Manufacturing Co. Ltd.	5,500	113,387
	Tosei Corp.	57,800	600,539
	Toshiba TEC Corp.	11,700	201,479
	Tosho Co. Ltd.	17,000	90,590
	Tosoh Corp.	133,600	2,058,741
	Totech Corp.	10,200	249,126
	Totetsu Kogyo Co. Ltd.	18,966	669,356
	TOTO Ltd.	26,299	923,838

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tow Co. Ltd.	31,100	$74,115
	Towa Pharmaceutical Co. Ltd.	37,700	951,588
	Toyo Denki Seizo KK	1,000	16,024
#	Toyo Gosei Co. Ltd.	3,500	341,524
	Toyo Kanetsu KK	11,200	194,635
	Toyo Seikan Group Holdings Ltd.	34,000	705,183
	Toyo Suisan Kaisha Ltd.	7,000	480,777
#	Toyo Tanso Co. Ltd.	15,300	596,095
	Toyo Tire Corp.	95,700	2,346,382
	Toyobo Co. Ltd.	89,302	816,036
	Toyoda Gosei Co. Ltd.	50,100	1,478,297
	Toyota Boshoku Corp.	56,100	793,737
	Toyota Motor Corp. (7203 JP)	564,890	10,843,294
#	Toyota Motor Corp. (TM US), Sponsored ADR	8,262	1,591,426
	Toyota Tsusho Corp.	147,200	5,778,452
	TPR Co. Ltd.	44,600	349,706
	Traders Holdings Co. Ltd.	20,039	133,835
	Transaction Co. Ltd.	26,200	188,729
	Transcosmos, Inc.	13,900	339,346
	TRE Holdings Corp.	54,451	557,484
#	Treasure Factory Co. Ltd.	4,000	43,665
	Trend Micro, Inc. (4704 JP)	4,200	146,193
	Trinity Industrial Corp.	1,400	11,657
	Trusco Nakayama Corp.	29,800	411,427
	TS Tech Co. Ltd.	41,200	451,252
	TSI Holdings Co. Ltd.	37,000	311,657
	Tsubakimoto Chain Co.	60,900	912,926
#	Tsubakimoto Kogyo Co. Ltd.	8,700	153,941
	Tsugami Corp.	36,200	1,085,785
	Tsukada Global Holdings, Inc.	8,900	35,300
	Tsukishima Holdings Co. Ltd.	27,270	545,180
	Tsumura & Co.	26,963	628,882
	Tsuruha Holdings, Inc.	135,620	1,784,743
	Tsurumi Manufacturing Co. Ltd.	24,600	342,699
	Tsutsumi Jewelry Co. Ltd.	3,900	71,357
		Shares	Value»
JAPAN — (Continued)
#	Tsuzuki Denki Co. Ltd.	4,100	$90,416
	TV Asahi Holdings Corp.	11,100	229,691
	Tv Tokyo Holdings Corp.	5,400	136,789
	TYK Corp.	7,100	27,318
	UACJ Corp.	120,428	2,124,823
	UBE Corp.	52,220	791,524
	Uchida Yoko Co. Ltd.	41,000	530,067
	Ulvac, Inc.	1,300	81,864
	Umios Corp.	93,204	788,066
#	U-Next Holdings Co. Ltd.	26,400	258,454
	Unipres Corp.	45,838	383,534
	UNISOL Holdings Corp.	8,669	119,968
	United Arrows Ltd.	19,100	301,169
	United Super Markets Holdings, Inc.	13,155	68,795
	Urbanet Corp. Co. Ltd.	39,300	138,158
	Ushio, Inc.	32,500	654,429
	USS Co. Ltd.	125,800	1,358,692
	UT Group Co. Ltd.	399,000	472,495
	V Technology Co. Ltd.	2,500	78,063
	Valor Holdings Co. Ltd.	54,105	1,274,869
	Valqua Ltd.	12,400	456,777
#	Value HR Co. Ltd.	8,100	72,475
#	ValueCommerce Co. Ltd.	23,900	70,971
	Vector, Inc.	14,300	113,959
	Vertex Corp.	42,960	538,832
*	Visional, Inc.	1,200	56,666
	Vital KSK Holdings, Inc.	29,854	265,903
	VT Holdings Co. Ltd.	43,101	132,366
	Wacoal Holdings Corp.	9,000	265,484
	Wakachiku Construction Co. Ltd.	10,000	230,870
	Wakita & Co. Ltd.	32,400	374,690
	Warabeya Nichiyo Holdings Co. Ltd.	18,400	326,374
#	Waseda Academy Co. Ltd.	6,100	75,875
#	Watahan & Co. Ltd.	8,300	74,384
	WATAMI Co. Ltd.	12,800	79,044
*	Wealth Management, Inc.	1,900	13,122
	Weathernews, Inc.	8,400	108,753

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wellneo Sugar Co. Ltd.	13,300	$226,855
	Wellnet Corp.	8,400	34,963
#	West Holdings Corp.	8,881	164,278
#	Will Group, Inc.	9,800	70,734
*	WingArc1st, Inc.	12,667	216,026
	Workman Co. Ltd.	3,234	147,283
	World Co. Ltd.	72,200	699,579
	World Holdings Co. Ltd.	15,200	249,197
	Xebio Holdings Co. Ltd.	13,101	83,375
#	YAC Holdings Co. Ltd.	11,700	87,173
	Yagi & Co. Ltd.	800	19,474
	Yahagi Construction Co. Ltd.	24,500	334,843
	YAMABIKO Corp.	37,551	935,155
	YAMADA Consulting Group Co. Ltd.	2,300	23,950
	Yamada Holdings Co. Ltd.	86,000	286,733
#	Yamae Group Holdings Co. Ltd.	21,700	395,862
#	Yamagata Bank Ltd.	8,899	144,719
	Yamaguchi Financial Group, Inc.	62,801	1,079,107
#	Yamaha Motor Co. Ltd.	217,800	1,529,822
	Yamaichi Electronics Co. Ltd.	19,900	1,327,734
#	Yamami Co.	1,400	36,818
	Yamanashi Chuo Bank Ltd.	10,900	375,002
#	Yamatane Corp.	16,100	207,689
	Yamato Corp.	15,800	216,769
	Yamato Holdings Co. Ltd.	5,200	58,913
	Yamato Kogyo Co. Ltd.	13,600	1,038,111
	Yamau Holdings Co. Ltd.	2,900	39,762
#	Yamaya Corp.	3,200	48,159
	Yamazaki Baking Co. Ltd.	54,800	1,146,255
	Yamazen Corp.	45,300	444,889
#	Yashima Denki Co. Ltd.	12,500	232,916
	Yaskawa Electric Corp.	3,200	113,472
	Yasuda Logistics Corp.	12,700	178,576
	Yellow Hat Ltd.	61,400	594,268
	Yodoko Ltd.	85,000	729,824
		Shares	Value»
JAPAN — (Continued)
	Yokogawa Bridge Holdings Corp.	30,700	$575,166
	Yokogawa Electric Corp.	33,500	1,166,394
	Yokohama Financial Group, Inc.	231,738	2,199,796
	Yokohama Rubber Co. Ltd.	86,099	3,504,379
	Yokorei Co. Ltd.	46,023	481,809
	Yokowo Co. Ltd.	7,700	218,345
	Yondenko Corp.	28,200	368,750
#	Yondoshi Holdings, Inc.	7,000	82,699
	Yonex Co. Ltd.	12,100	204,883
#	Yoshinoya Holdings Co. Ltd.	24,300	490,208
	Yotai Refractories Co. Ltd.	1,000	10,655
	Yuasa Co. Ltd.	17,400	664,027
	Yurtec Corp.	29,700	475,717
#	Yushin Co.	2,500	10,667
#	Yushiro, Inc.	9,100	192,246
*	Yutaka Giken Co. Ltd.	2,500	47,954
	Zacros Corp.	57,500	504,690
	Zaoh Co. Ltd.	2,800	46,502
#	Zenitaka Corp.	300	17,549
	Zenkoku Hosho Co. Ltd.	7,400	148,979
	Zenrin Co. Ltd.	26,100	141,914
	Zensho Holdings Co. Ltd.	22,650	1,248,355
	Zeon Corp.	66,200	771,624
	ZERIA Pharmaceutical Co. Ltd.	18,400	253,777
#	Zero Co. Ltd.	900	19,171
#	ZIGExN Co. Ltd.	56,300	146,459
	ZOZO, Inc.	42,300	283,895
TOTAL JAPAN			1,030,205,764
NETHERLANDS — (3.2%)
#	Aalberts NV	88,378	3,357,177
	ABN AMRO Bank NV	116,605	4,059,815
	Acomo NV	23,124	703,358
	Aegon Ltd. (AEG US)	1,405	11,561
	Aegon Ltd. (AGN NA)	431,223	3,573,372
*	AFC Ajax NV	70	706
#	Akzo Nobel NV	8,366	491,083
	Allfunds Group PLC	184,663	1,889,866
	AMG Critical Materials NV	31,774	1,341,151
#	Aperam SA	30,700	1,642,193
#	Arcadis NV	54,043	2,314,530
#	ArcelorMittal SA (MT US)	55,154	3,155,394

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ASM International NV	4,555	$4,456,045
	ASML Holding NV (ASML US)	22,405	32,240,096
	ASR Nederland NV	123,220	9,359,719
*Ω	Basic-Fit NV	66,238	2,225,242
	BE Semiconductor Industries NV	4,610	1,348,492
#	Brunel International NV	5,047	42,942
	Coca-Cola Europacific Partners PLC	21,542	2,049,010
	Corbion NV	48,698	1,088,276
*	Flow Traders Ltd.	16,133	517,895
	ForFarmers NV	48,237	344,640
#	Fugro NV	27,639	400,809
	HAL Trust	799	159,985
	Havas NV	35,857	682,504
	Heineken NV	6,899	537,085
#	IMCD NV	17,545	2,063,024
	ING Groep NV (INGA NA)	269,172	7,790,208
*	InPost SA	10,995	197,209
	Kendrion NV	8,509	182,539
	Koninklijke Ahold Delhaize NV (AD NA)	320,272	15,023,432
	Koninklijke Ahold Delhaize NV (ADRNY US), Sponsored ADR	2,505	118,249
	Koninklijke BAM Groep NV	344,750	3,792,122
	Koninklijke Heijmans NV	34,266	3,466,951
	Koninklijke KPN NV	1,328,152	7,102,351
#	Koninklijke Philips NV (PHG US)	30,753	810,037
#	Koninklijke Philips NV (PHIA NA)	65,477	1,727,137
#	Koninklijke Vopak NV	35,338	1,768,622
#*	Magnum Ice Cream Co. NV MICC US	43,027	642,393
	Nedap NV	4,008	398,111
	NN Group NV	127,886	11,194,348
	PostNL NV	41,575	46,344
	Prosus NV (PRX NA)	20,259	980,798
#	Randstad NV	6,559	194,352
	SBM Offshore NV	119,842	5,127,008
#Ω	Signify NV	25,739	585,407
#	Sligro Food Group NV	1,333	20,385
	TKH Group NV	30,012	1,538,094
#	Universal Music Group NV	2,157	45,227
		Shares	Value»
NETHERLANDS — (Continued)
	Van Lanschot Kempen NV	27,463	$2,104,189
	Wolters Kluwer NV	11,555	901,815
TOTAL NETHERLANDS			145,813,298
NEW ZEALAND — (0.2%)
	a2 Milk Co. Ltd.	22,425	115,237
	Air New Zealand Ltd.	1,335,770	335,452
	Auckland International Airport Ltd.	59,435	290,131
	Channel Infrastructure NZ Ltd.	466,226	836,693
	Chorus Ltd. (CHRYY US), ADR	462	13,190
#	Chorus Ltd. (CNU NZ)	296,781	1,704,425
	Contact Energy Ltd.	163,967	921,564
	EBOS Group Ltd.	9,553	120,295
	Fisher & Paykel Healthcare Corp. Ltd.	12,036	259,379
*	Fletcher Building Ltd. (FBU NZ)	17,032	28,135
#	Fonterra Co-Operative Group Ltd.	51,432	199,066
	Freightways Group Ltd.	108,164	807,984
	Genesis Energy Ltd.	147,782	215,438
*	Gentrack Group Ltd.	12,020	42,931
	Hallenstein Glasson Holdings Ltd.	43,112	249,460
#	Heartland Group Holdings Ltd.	530,870	353,528
	Infratil Ltd.	23,143	170,483
#*	KMD Brands Ltd.	668,483	24,344
	Mainfreight Ltd.	5,267	183,701
	Mercury NZ Ltd.	9,560	37,851
	Meridian Energy Ltd.	43,629	146,474
	NZME Ltd. (NZM AU)	54,625	34,824
	NZX Ltd.	205,688	170,000
*	Oceania Healthcare Ltd.	280,993	124,075
	Port of Tauranga Ltd.	11,458	56,201
*	Rakon Ltd.	14,114	12,782
*	Ryman Healthcare Ltd.	2,707	3,405
	Sanford Ltd.	28,829	127,527
	Scales Corp. Ltd.	117,162	419,567
	Skellerup Holdings Ltd.	138,511	481,390
	SKY Network Television Ltd.	225,376	429,823
	Summerset Group Holdings Ltd.	148,708	717,117

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Tourism Holdings Ltd.	60,945	$74,585
	TOWER Ltd.	236,293	282,861
	Turners Automotive Group Ltd.	37,859	192,031
#*	Vista Group International Ltd.	33,997	37,608
TOTAL NEW ZEALAND			10,219,557
NORWAY — (1.0%)
	2020 Bulkers Ltd.	24,539	7,983
	ABG Sundal Collier Holding ASA	110,906	85,971
	AF Gruppen ASA	3,992	77,067
	Akastor ASA	100,695	169,574
*	Aker BioMarine ASA	6,059	65,902
	Aker BP ASA	84,240	3,293,135
	Aker Solutions ASA	126,553	576,652
	Archer Ltd.	83,567	262,045
	Atea ASA	7,000	118,095
	Austevoll Seafood ASA	42,169	426,831
	B2 Impact ASA	175,571	452,598
	Bluenord ASA	11,545	734,787
	Bonheur ASA	15,677	456,289
	Borregaard ASA	13,213	217,329
	Bouvet ASA	14,074	78,617
*	BW Energy Ltd.	24,279	152,644
Ω	BW LPG Ltd. BWLPG NO	65,805	1,320,519
	BW Offshore Ltd.	76,793	439,448
*	Cadeler AS (CADLR NO)	6,861	47,250
*	Cloudberry Clean Energy ASA	136,617	192,671
	DNB Bank ASA	72,761	2,203,446
	DNO ASA	441,180	953,180
	DOF Group ASA	21,438	317,603
Ω	Elkem ASA	19,198	56,244
Ω	Elmera Group ASA	31,350	117,239
	Elopak ASA	5,465	21,084
	Equinor ASA	170,382	6,934,075
Ω	Europris ASA	48,152	491,213
#	FLEX LNG Ltd. (FLNG NO)	8,683	281,593
#	Frontline PLC	17,269	627,824
#*	Grieg Seafood ASA	22,486	88,318
	Hafnia Ltd.	98,686	875,938
	Hoegh Autoliners ASA	37,626	539,122
Ω	Kid ASA	18,840	268,106
Ω	Klaveness Combination Carriers ASA	21,372	237,452
		Shares	Value»
NORWAY — (Continued)
*	Kongsberg Automotive ASA	580,364	$119,718
	Kongsberg Gruppen ASA	12,485	417,524
*	Kongsberg Maritime AS	12,485	81,826
#*	LINK Mobility Group Holding ASA	177,824	475,458
	Medistim ASA	2,445	59,904
	Mowi ASA	9,964	221,083
	MPC Container Ships ASA	459,649	1,093,316
#Ω	Multiconsult ASA	4,663	79,617
	Norbit ASA	10,762	265,198
	Norsk Hydro ASA	68,832	762,069
*Ω	Norske Skog ASA	11,952	60,591
*	Northern Ocean Ltd.	38,489	36,038
	Norwegian Air Shuttle ASA	23,557	36,931
*	NRC Group ASA	17,504	16,219
	Nykode Therapeutics ASA	38,010	13,307
	Odfjell Drilling Ltd.	130,474	1,404,848
	Odfjell SE, Class A	16,596	207,164
	Odfjell Technology Ltd.	18,940	143,182
Ω	Okeanis Eco Tankers Corp.	8,821	490,756
*	Otello Corp. ASA	30,522	62,083
	Panoro Energy ASA	75,762	288,163
	Pareto Bank ASA	34,738	250,617
	Petronor E&P ASA	53,464	84,139
	Pexip Holding ASA	11,294	82,877
	Protector Forsikring ASA	3,303	167,078
	Reach Subsea ASA	20,891	15,786
	Salmar ASA	2,144	129,848
	SATS ASA	121,091	541,065
*Ω	Scatec ASA	49,993	650,659
*	Sea1 offshore, Inc.	94,163	302,366
	SED Energy Holdings PLC	39,026	36,681
	Selvaag Bolig ASA	13,851	52,067
	Solstad Maritime ASA	80,173	247,641
	Solstad Offshore ASA	45,618	324,009
	SpareBank 1 Helgeland	1,689	30,160
	Sparebank 1 Oestlandet	19,094	418,934
	SpareBank 1 Sor-Norge ASA	58,908	1,273,110
	Sparebanken More	18,411	228,983
	Sparebanken Norge	9,734	211,701
	Stolt-Nielsen Ltd.	26,310	858,213

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Storebrand ASA	145,754	$2,817,563
	Subsea 7 SA	41,782	1,505,145
	Telenor ASA	27,833	458,786
	TGS ASA	11,412	185,571
	TOMRA Systems ASA	15,468	157,867
	Var Energi ASA	69,151	351,387
	Veidekke ASA	40,659	818,516
	Wallenius Wilhelmsen ASA	55,034	708,096
	Wilh Wilhelmsen Holding ASA, Class A	10,620	794,346
	Yara International ASA	5,472	318,563
	Zalaris ASA	1,767	18,822
TOTAL NORWAY			43,563,435
PORTUGAL — (0.4%)
#	Altri SGPS SA	72,816	426,853
	Banco Comercial Portugues SA, Class R	7,922,217	8,467,902
	CTT-Correios de Portugal SA	77,262	582,321
#	EDP Renovaveis SA	20,774	347,357
	Galp Energia SGPS SA	169,190	3,957,345
	Ibersol SGPS SA	18,452	259,753
#	Mota-Engil SGPS SA	62,031	351,951
#	Navigator Co. SA	221,246	869,966
	NOS SGPS SA	258,127	1,704,531
	Semapa-Sociedade de Investimento e Gestao	13,836	377,144
	Sonae SGPS SA	678,187	1,552,846
TOTAL PORTUGAL			18,897,969
SINGAPORE — (1.2%)
*	AEM Holdings Ltd.	159,800	927,188
	ASL Marine Holdings Ltd.	46,200	14,017
	Aztech Global Ltd.	115,300	93,533
	Banyan Tree Holdings Ltd.	154,900	75,599
	Boustead Singapore Ltd.	303,152	570,837
	BRC Asia Ltd.	31,900	112,516
	Bukit Sembawang Estates Ltd.	90,500	336,475
	Bund Center Investment Ltd.	22,000	8,637
		Shares	Value»
SINGAPORE — (Continued)
	CapitaLand Investment Ltd.	197,501	$433,143
#	China Aviation Oil Singapore Corp. Ltd.	191,200	318,890
#	China Sunsine Chemical Holdings Ltd.	307,700	166,937
	City Developments Ltd.	72,500	466,605
*	COSCO Shipping International Singapore Co. Ltd.	859,000	81,053
	CSE Global Ltd.	690,042	747,264
	DBS Group Holdings Ltd.	101,027	4,658,422
	Delfi Ltd.	369,700	308,106
	DFI Retail Group Holdings Ltd.	81,700	342,122
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	107,220	107,027
	First Resources Ltd.	537,400	1,476,240
	Food Empire Holdings Ltd.	172,500	444,680
	Fraser & Neave Ltd.	10,400	11,858
	Frasers Property Ltd.	115,500	103,977
	Frencken Group Ltd.	416,100	881,239
	Genting Singapore Ltd.	384,500	206,330
	Geo Energy Resources Ltd.	537,300	262,162
	Golden Agri-Resources Ltd.	3,961,500	987,275
	GuocoLand Ltd.	157,833	305,087
	Haw Par Corp. Ltd.	79,700	1,079,719
	Ho Bee Land Ltd.	141,800	239,030
	Hong Fok Corp. Ltd.	293,080	230,507
	Hong Leong Asia Ltd.	224,400	512,832
	Hong Leong Finance Ltd.	183,200	373,178
	Hongkong Land Holdings Ltd.	138,100	1,091,823
	Hotel Grand Central Ltd.	24,500	14,858
	Hour Glass Ltd.	219,800	406,956
	Hutchison Port Holdings Trust	3,829,500	805,677
*††	Hyflux Ltd.	455,600	0
#	iFAST Corp. Ltd.	68,200	469,469
	ISDN Holdings Ltd.	159,169	76,221
	Jardine Cycle & Carriage Ltd.	46,444	1,192,827

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Keppel Ltd.	38,300	$327,826
	Keppel REIT	4,255	2,996
	KSH Holdings Ltd.	82,000	22,667
	LHN Ltd.	55,600	27,978
#	Marco Polo Marine Ltd.	2,024,500	249,834
#*	Mermaid Maritime PCL	531,400	50,423
#*††	Midas Holdings Ltd.	1,120,000	0
	Nanofilm Technologies International Ltd.	11,500	13,217
	Netlink NBN Trust	125,100	99,321
*	Oceanus Group Ltd.	2,050,000	4,920
	Oiltek International Ltd.	9,500	16,966
	Olam Group Ltd.	254,035	203,515
#	OUE Ltd.	114,700	99,947
	Oversea-Chinese Banking Corp. Ltd.	188,346	3,249,458
	Pan-United Corp. Ltd.	84,950	104,854
#	Propnex Ltd.	72,000	99,178
	QAF Ltd.	150,253	122,843
	Raffles Medical Group Ltd.	184,698	144,381
#	Riverstone Holdings Ltd.	190,000	111,342
	Samudera Shipping Line Ltd.	331,600	297,540
	SATS Ltd.	39,292	102,265
	Seatrium Ltd.	743,922	1,379,126
	Sembcorp Industries Ltd.	330,100	1,732,345
	Sheng Siong Group Ltd.	408,200	973,038
	Sing Investments & Finance Ltd.	20,250	25,763
	Singapore Airlines Ltd.	848,250	4,201,151
	Singapore Exchange Ltd.	175,700	3,004,249
	Singapore Land Group Ltd.	104,584	307,647
	Singapore Post Ltd.	954,200	259,109
	Singapore Technologies Engineering Ltd.	220,100	1,865,232
	Singapore Telecommunications Ltd.	23,200	84,026
	Stamford Land Corp. Ltd.	471,811	176,348
#	StarHub Ltd.	62,400	51,991
	Straits Trading Co. Ltd.	97,340	134,816
		Shares	Value»
SINGAPORE — (Continued)
#*††	Swiber Holdings Ltd.	189,500	$0
	Tai Sin Electric Ltd.	54,300	24,410
	Tiong Woon Corp. Holding Ltd.	71,100	61,513
	Tuan Sing Holdings Ltd.	134,461	34,999
	UMS Integration Ltd.	382,283	657,409
	United Overseas Bank Ltd.	142,582	4,060,601
	UOB-Kay Hian Holdings Ltd.	323,004	1,034,462
	UOL Group Ltd.	94,587	791,288
	Valuetronics Holdings Ltd.	270,700	217,314
	Venture Corp. Ltd.	66,200	844,972
	Vicom Ltd.	9,600	13,548
	Wee Hur Holdings Ltd.	169,300	97,071
	Wilmar International Ltd.	93,600	266,982
	Wing Tai Holdings Ltd.	281,768	357,388
	Yangzijiang Shipbuilding Holdings Ltd.	1,009,700	3,443,545
TOTAL SINGAPORE			52,392,130
SPAIN — (3.0%)
	Acciona SA	9,885	2,877,350
	Acerinox SA	117,835	1,933,875
	ACS Actividades de Construccion y Servicios SA	55,574	8,010,138
Ω	Aena SME SA	145,600	3,976,715
	Alantra Partners SA	5,810	72,981
	Almirall SA	26,738	395,802
	Amadeus IT Group SA	45,109	2,602,893
#*	Amper SA	257,385	56,143
	Atresmedia Corp. de Medios de Comunicacion SA	59,052	359,399
#	Audax Renovables SA	28,289	48,035
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	638,886	14,108,134
	Banco de Sabadell SA	4,364,413	16,920,821
	Banco Santander SA (SAN SM)	589,465	7,192,838
	Bankinter SA	579,148	9,637,644
	CaixaBank SA	621,280	7,907,864

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Cellnex Telecom SA	4,358	$146,702
	CIE Automotive SA	26,019	886,969
	Construcciones y Auxiliar de Ferrocarriles SA	15,777	1,187,776
	Corp. ACCIONA Energias Renovables SA	29,463	774,607
*	Distribuidora Internacional de Alimentacion SA	6,104	281,915
	Ebro Foods SA	24,864	530,554
#*	eDreams ODIGEO SA	21,506	87,834
	Elecnor SA	21,392	950,786
#*	Ence Energia y Celulosa SA	74,969	215,738
	Endesa SA	103,428	4,638,608
	Faes Farma SA	178,154	1,015,993
	Ferrovial SE	6,570	451,172
	Fluidra SA	5,471	128,030
Ω	Gestamp Automocion SA	57,508	217,954
Ω	Global Dominion Access SA	39,106	152,519
#	Grifols SA	28,653	302,119
	Grupo Empresarial San Jose SA	8,089	79,323
	Iberdrola SA IBE SM	39,260	920,420
	Iberpapel Gestion SA (IBG SM)	7,699	179,595
	Indra Sistemas SA	80,889	4,652,255
	Industria de Diseno Textil SA	104,163	6,234,221
	Laboratorio Reig Jofre SA	5,918	19,094
	Laboratorios Farmaceuticos Rovi SA	2,623	245,179
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	19,991	27,926
	Logista Integral SA	33,132	1,294,406
	Mapfre SA	384,648	1,882,977
	Melia Hotels International SA	91,139	1,188,711
	Miquel y Costas & Miquel SA	12,334	202,166
	Naturgy Energy Group SA	8,341	262,446
Ω	Neinor Homes SA	23,065	451,263
*	Obrascon Huarte Lain SA	143,384	74,363
		Shares	Value»
SPAIN — (Continued)
#Ω	Prosegur Cash SA	141,122	$108,070
	Repsol SA (REP SM)	392,409	10,540,559
	Sacyr SA	401,581	2,210,685
*	Solaria Energia y Medio Ambiente SA	23,984	683,940
*	Tecnicas Reunidas SA	40,468	1,676,853
#	Telefonica SA (TEF SM)	1,298,032	5,857,394
#	Tubacex SA	103,423	350,979
Ω	Unicaja Banco SA	915,509	2,972,048
	Vidrala SA	12,410	1,119,500
	Viscofan SA	23,053	1,624,797
TOTAL SPAIN			132,929,078
SWEDEN — (2.6%)
#	AAK AB	6,365	182,580
Ω	AcadeMedia AB	148,168	1,585,556
	AddLife AB, Class B	4,638	72,317
#	Addnode Group AB	35,044	182,150
#	AddTech AB, Class B	24,659	905,626
	AFRY AB	66,562	812,445
#	Alfa Laval AB	13,370	804,597
Ω	Alimak Group AB	5,105	60,472
#	Alleima AB	102,120	914,943
	Alligo AB, Class B	23,010	345,152
Ω	Ambea AB	149,513	2,269,212
	AQ Group AB	36,184	863,954
	Arjo AB, Class B	15,820	41,759
#	Assa Abloy AB, Class B	17,058	656,523
#	Atlas Copco AB (ATCOA SS), Class A	60,953	1,171,372
	Atlas Copco AB (ATCOB SS), Class B	39,847	679,436
Ω	Attendo AB	233,959	2,706,788
#	Avanza Bank Holding AB	19,515	705,433
	Avarda Bank AB	16,170	293,056
	Axfood AB	25,059	764,582
	Beijer Alma AB	23,618	743,098
#	Beijer Ref AB, Class B	1,784	25,275
	Bergman & Beving AB	26,014	885,414
	Betsson AB, Class B	111,000	1,130,795
#*	Better Collective AS	11,415	176,181
*	BHG Group AB	121,452	304,523
	Bilia AB, Class A	73,360	1,000,790
	Billerud Aktiebolag	97,388	669,458
	Bjorn Borg AB	12,770	93,022

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Boliden AB	34,676	$1,822,757
*	Bonava AB, Class B	331,081	312,305
*Ω	Boozt AB	7,773	100,332
Ω	Bravida Holding AB	63,022	653,011
	Bufab AB	31,115	402,604
	Bure Equity AB	46,583	1,355,913
	Byggmax Group AB	105,353	546,233
*	Carasent AB	5,373	13,913
#	Cellavision AB	1,475	19,292
	Clas Ohlson AB, Class B	53,721	2,324,761
	Cloetta AB, Class B	172,079	884,544
*	Coffee Stain Group AB, Class B	20,380	48,141
#Ω	Coor Service Management Holding AB	64,143	380,298
*Ω	Dometic Group AB	99,106	338,597
#	Duni AB	6,770	62,358
#*	Dynavox Group AB	36,809	327,144
	Eastnine AB	50,738	243,866
#*	Electrolux AB, Class B	116,327	650,366
	Electrolux Professional AB, Class B	24,801	124,740
	Elekta AB, Class B	17,723	102,932
#*	Embracer Group AB	17,854	123,138
*	Enad Global 7 AB	25,501	46,136
#	Engcon AB	5,725	41,459
	Ependion AB	18,185	250,624
	Epiroc AB (EPIA SS), Class A	18,178	524,788
	Epiroc AB (EPIB SS), Class B	10,758	268,065
	Essity AB (ESSITYA SS), Class A	1,404	37,142
	Essity AB (ESSITYB SS), Class B	23,376	620,531
*	Fastighetsbolaget Emilshus AB, Class B	817	4,697
	Getinge AB, Class B	20,594	414,595
	Granges AB	85,123	1,606,573
*	Gruvaktiebolaget Viscaria	40,801	72,227
#	H & M Hennes & Mauritz AB, Class B	81,909	1,470,078
	Hanza AB	20,067	297,888
	Hexpol AB	30,256	247,006
*	HMS Networks AB	5,349	311,749
Ω	Hoist Finance AB	49,155	759,144
		Shares	Value»
SWEDEN — (Continued)
#	Holmen AB (HOLMB SS), Class B	11,216	$386,951
#	Humana AB	63,418	334,768
	Husqvarna AB (HUSQA SS), Class A	5,896	27,995
#	Husqvarna AB (HUSQB SS), Class B	10,028	48,309
	Indutrade AB	10,461	225,998
#	Instalco AB	133,055	555,926
#*	International Petroleum Corp. (IPCO CN)	4,171	117,850
*	International Petroleum Corp. (IPCO SS)	99,030	2,788,826
#	INVISIO AB	1,764	51,094
	Inwido AB	64,392	983,125
#	JM AB	117,501	1,477,021
	Kabe Group AB, Class B	1,888	36,175
*	Karnov Group AB	18,607	135,609
	KNOW IT AB	21,230	183,119
	Lagercrantz Group AB, Class B	52,614	1,391,297
#	Lifco AB, Class B	7,820	246,058
	Lindab International AB	30,973	512,450
	Loomis AB	49,045	2,284,009
*	Medcap AB	4,609	239,480
	Medicover AB, Class B	8,019	179,382
	MEKO AB	20,610	151,671
	Midsona AB, Class B	14,941	19,954
*	Moberg Pharma AB	10,735	13,365
*	Modern Times Group MTG AB, Class B	48,652	661,755
	Momentum Group AB	21,198	246,238
#Ω	Munters Group AB	39,397	868,540
	Mycronic AB	29,374	926,888
	NCC AB, Class B	86,929	1,883,080
	Nederman Holding AB	3,649	46,302
	New Wave Group AB, Class B	60,213	633,510
#	Nibe Industrier AB, Class B	9,620	43,731
	Nolato AB, Class B	72,214	388,688
#	Nordnet AB publ	31,491	1,037,973
*	Norion Bank AB	34,174	195,565
	Note AB	4,418	81,922
	OEM International AB, Class B	10,320	162,157

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Orron Energy AB	7,830	$8,061
	Pandox AB	20,998	385,905
#	Peab AB, Class B	140,435	1,364,380
	Proact IT Group AB	22,638	279,109
	Ratos AB, Class B	236,361	840,030
#	RaySearch Laboratories AB	24,827	512,261
#	Rejlers AB	9,352	147,325
	Rvrc Holding AB	35,929	216,419
	Saab AB, Class B	1,715	104,106
#	Sandvik AB	58,321	2,453,396
	Scandi Standard AB	50,561	820,687
Ω	Scandic Hotels Group AB	139,436	1,359,840
*	Sdiptech AB, Class B	18,572	454,974
	Sectra AB, Class B	24,127	671,341
#	Securitas AB, Class B	86,558	1,452,699
*	Sedana Medical AB	52,115	58,606
*Ω	Sinch AB	386,738	1,227,008
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	163,787	3,241,700
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	2,134	43,169
#	Skanska AB, Class B	32,847	887,109
	SKF AB (SKFA SS), Class A	6,538	164,714
#	SKF AB (SKFB SS), Class B	75,257	1,894,875
	SkiStar AB	28,609	495,987
#*	Smartcraft Group AB	2,025	3,733
	Softronic AB, Class B	12,877	31,146
	Solid Forsakring AB	14,851	153,793
	SSAB AB (SSABA SS), Class A	91,373	822,375
	SSAB AB (SSABAH FH), Class A	19,797	177,487
#	SSAB AB (SSABB SS), Class B	189,962	1,729,564
	SSAB AB (SSABBH FH), Class B	112,074	1,005,046
	Storskogen Group AB, Class B	556,612	549,998
	Svedbergs Group AB	4,526	26,917
	Svenska Cellulosa AB SCA (SCAA SS), Class A	4,829	54,969
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	77,203	884,639
		Shares	Value»
SWEDEN — (Continued)
#	Svenska Handelsbanken AB (SHBA SS), Class A	49,338	$701,090
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,033	24,946
	Sweco AB, Class B	41,777	574,472
	Swedbank AB, Class A	70,453	2,490,459
*	Swedish Orphan Biovitrum AB	2,644	124,038
	Synsam AB	114,329	704,488
	Systemair AB	52,762	407,198
#	Tele2 AB, Class B	246,030	5,044,683
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,776	79,753
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	647,254	7,721,091
	Telia Co. AB	775,558	4,055,004
#Ω	Thule Group AB	4,392	109,706
	Trelleborg AB, Class B	5,210	213,917
#	Troax Group AB	10,154	117,237
#	VBG Group AB, Class B	15,984	584,332
#	Vitrolife AB	5,298	60,352
	Volati AB	2,359	21,304
	Volvo AB (VOLVA SS), Class A	39,312	1,370,872
	Volvo AB (VOLVB SS), Class B	276,710	9,645,207
#*	Volvo Car AB, Class B	67,085	160,509
*	XANO Industri AB, Class B	499	3,207
TOTAL SWEDEN			117,160,470
SWITZERLAND — (6.8%)
	ABB Ltd.	58,185	5,884,811
	Accelleron Industries AG (ACLN SW)	43,933	4,707,011
#	Alcon AG	92,803	6,940,926
	Allreal Holding AG	11,150	3,044,961
	ALSO Holding AG	5,361	1,105,573
#*	Amrize Ltd.	114,220	6,272,458
	APG SGA SA	844	195,139
#*	Arbonia AG	20,078	106,093

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Aryzta AG	20,626	$1,650,613
	Ascom Holding AG	17,907	120,725
	Autoneum Holding AG	4,343	634,298
	Avolta AG	88,604	4,896,571
	Banque Cantonale de Geneve	18,920	865,805
#	Banque Cantonale Vaudoise	12,534	1,975,040
#	Barry Callebaut AG	533	798,892
*	Basilea Pharmaceutica Ag Allschwil	4,911	341,829
	Belimo Holding AG	555	508,246
	Bell Food Group AG	1,124	268,081
	Berner Kantonalbank AG	5,413	2,818,434
	Bossard Holding AG, Class A	6,265	1,280,518
	Bucher Industries AG	7,246	2,877,360
	Burckhardt Compression Holding AG	3,305	2,213,129
	Burkhalter Holding AG	4,194	995,718
	Bystronic AG	460	114,712
*	Carlo Gavazzi Holding AG	203	39,092
	Cembra Money Bank AG	28,673	3,504,915
	Chocoladefabriken Lindt & Spruengli AG LISN SW	6	775,467
*	Cicor Technologies Ltd.	2,328	410,447
	Cie Financiere Richemont SA, Class A	23,249	4,461,885
	Cie Financiere Tradition SA, Class BR	1,519	571,644
	Clariant AG	37,130	382,417
#	Coltene Holding AG	2,682	160,150
	Cosmo NV	5,288	556,199
	CPH Group AG	566	41,776
	Daetwyler Holding AG, Class BR	2,725	547,317
	DKSH Holding AG	25,623	1,956,033
	dormakaba Holding AG	21,670	1,442,908
	DSM-Firmenich AG	6,231	465,386
	EFG International AG	90,269	1,942,206
	Emmi AG	1,461	1,528,960
		Shares	Value»
SWITZERLAND — (Continued)
	EMS-Chemie Holding AG	172	$146,617
	Flughafen Zurich AG	15,555	4,416,940
	Forbo Holding AG	252	237,409
Ω	Galenica AG	42,842	4,564,362
	Geberit AG	8,236	5,565,564
	Georg Fischer AG	58,377	3,193,284
	Glarner Kantonalbank	2,221	67,031
#	Helvetia Baloise Holding AG	52,648	14,435,241
	Holcim AG (HOLN SW)	114,677	10,656,514
	Huber & Suhner AG	16,328	4,742,125
	Hypothekarbank Lenzburg AG	6	31,904
	Implenia AG	14,151	1,116,816
	Inficon Holding AG	4,890	905,141
	Interroll Holding AG	430	900,689
	Investis Holding SA	2,127	432,846
	Julius Baer Group Ltd.	66,248	5,445,380
	Jungfraubahn Holding AG	3,969	1,387,755
	Kardex Holding AG	4,164	1,487,745
*	Komax Holding AG	595	41,239
	Kuehne & Nagel International AG	4,892	1,148,968
	Landis & Gyr Group AG	23,146	1,554,780
	Lastminute.com NV	1,508	22,817
	Liechtensteinische Landesbank AG	13,091	1,609,858
	Logitech International SA (LOGN SW)	4,072	401,957
	Lonza Group AG	1,341	824,475
	Luzerner Kantonalbank AG	13,887	1,831,223
Ω	Medacta Group SA	2,085	378,314
Ω	Medmix AG	9,596	102,355
#	Meier Tobler Group AG	4,847	209,851
#	Metall Zug AG, Class B	83	77,111
	Mikron Holding AG	6,796	141,880
	Mobimo Holding AG	8,741	4,173,416
*Ω	Montana Aerospace AG	8,301	218,257
	Naturenergie Holding AG	2,042	87,584
	Nestle SA	162,887	16,490,622
	Novartis AG (NOVN SW)	23,271	3,439,213

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Novartis AG (NVS US), Sponsored ADR	178,674	$26,416,951
#	Partners Group Holding AG	2,076	2,257,032
	Phoenix Mecano AG	626	339,629
*Ω	PolyPeptide Group AG	13,862	678,562
#*	Rieter Holding AG	9,805	40,881
	Roche Holding AG	52,136	21,245,412
	Roche Holding AG (RO SW), Class BR	2,541	1,062,803
	Sandoz Group AG (SDZ SW)	65,204	5,230,253
	Sandoz Group AG (SDZNY US), ADR	20,034	1,606,895
	Schindler Holding AG SCHN SW	1,913	640,551
	Schweizerische Nationalbank	1	4,418
#*Ω	Sensirion Holding AG	1,064	92,126
	SFS Group AG	15,315	2,333,310
#	SGS SA	28,808	3,121,348
	Siegfried Holding AG	29,533	2,978,630
	Sika AG	1,591	293,486
	Sonova Holding AG	231	50,637
	St. Galler Kantonalbank AG	2,464	2,027,395
#	Stadler Rail AG	4,821	140,841
	Sulzer AG	19,275	3,668,965
#	Sunrise Communications AG, Class A	5,986	357,096
#	Swatch Group AG (UHR SW), Class BR	3,687	855,858
	Swatch Group AG (UHRN SW)	13,245	615,568
	Swiss Life Holding AG	7,783	9,138,039
	Swiss Prime Site AG	49,392	8,559,421
	Swiss Re AG	60,123	9,685,133
	Swisscom AG	11,655	9,858,121
	Swissquote Group Holding SA	10,916	5,524,465
	Temenos AG	1,243	117,890
	Thurgauer Kantonalbank	163	39,695
	TX Group AG	2,149	341,346
	UBS Group AG (UBSG SW)	194,963	8,627,463
	Valiant Holding AG	13,439	3,122,079
Ω	VAT Group AG	852	640,065
		Shares	Value»
SWITZERLAND — (Continued)
	Vaudoise Assurances Holding SA	652	$682,165
#	Vetropack Holding AG	3,271	84,860
	Vontobel Holding AG	27,971	2,372,691
	VP Bank AG, Class A	1,813	199,920
	VZ Holding AG	7,348	1,433,557
#	V-ZUG Holding AG	879	44,782
	Walliser Kantonalbank	1,868	368,179
	Zehnder Group AG	8,980	758,489
	Zug Estates Holding AG, Class B	260	791,730
	Zuger Kantonalbank, Class BR	98	1,455,572
	Zurich Insurance Group AG	8,447	5,889,417
TOTAL SWITZERLAND			307,684,754
UNITED KINGDOM — (9.4%)
	3i Group PLC	42,006	1,460,873
	4imprint Group PLC	11,660	578,051
	Aberdeen Group PLC	757,995	2,142,158
	Admiral Group PLC	36,363	1,670,751
	Advanced Medical Solutions Group PLC	73,304	244,109
	AEP Plantations PLC	16,732	434,136
*	Afentra PLC	72,541	75,861
	AG Barr PLC	27,916	244,491
Ω	Airtel Africa PLC	454,430	2,194,726
	AJ Bell PLC	208,743	1,464,814
Ω	Alfa Financial Software Holdings PLC	34,046	68,696
	Anglo American PLC	44,122	2,183,374
	Antofagasta PLC	16,978	823,394
*	AO World PLC	99,616	118,983
	Ashmore Group PLC	10,809	30,584
	Ashtead Technology Holdings PLC	7,854	50,824
	Associated British Foods PLC	34,468	858,305
	AstraZeneca PLC	83,817	15,704,791
	Atalaya Mining Copper SA	82,259	831,582
Ω	Autotrader Group PLC	61,486	413,612
	Aviva PLC	204,514	1,734,537
	Babcock International Group PLC	295,445	4,450,956
	BAE Systems PLC	91,186	2,536,206
	Balfour Beatty PLC	168,944	1,877,274
	Barclays PLC (BARC LN)	674,450	3,964,357

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Barclays PLC (BCS US), Sponsored ADR	60,471	$1,415,626
	Barratt Redrow PLC	237,723	809,625
	Beazley PLC	168,553	2,927,661
	Bellway PLC	51,225	1,328,359
	Berkeley Group Holdings PLC	13,425	584,523
	Bloomsbury Publishing PLC	50,401	418,583
	Bodycote PLC	143,576	1,333,346
*	Borders & Southern Petroleum PLC	80,458	9,972
	BP PLC (BP LN)	1,487,940	11,778,281
	BP PLC (BP US), Sponsored ADR	4,950	234,531
	BRCK Group PLC	31,648	21,213
	Breedon Group PLC	81,388	339,732
	British American Tobacco PLC (BATS LN)	144,281	8,497,401
	British American Tobacco PLC (BTI US), Sponsored ADR	1,755	103,194
	BT Group PLC	3,828,974	11,256,550
	Bunzl PLC	15,944	525,610
*	Burberry Group PLC	150,677	2,390,967
#	Burford Capital Ltd.	15,427	73,695
	C&C Group PLC	34,364	55,177
*	Canal & SA	175,504	547,763
*	Capita PLC	12,464	48,918
	Capital Ltd.	117,538	183,020
*	Capricorn Energy PLC	41,019	173,344
	Card Factory PLC	699,684	642,755
	Central Asia Metals PLC	334,201	663,487
	Centrica PLC	2,083,514	6,085,406
	Chemring Group PLC	44,535	315,753
	Chesnara PLC	145,725	606,143
	Clarkson PLC	11,178	734,963
*	Close Brothers Group PLC	97,568	587,747
Ω	CMC Markets PLC	101,905	512,241
	Coats Group PLC	1,046,043	1,186,516
	Coca-Cola HBC AG, Class DI	37,278	2,174,385
	Compass Group PLC	20,186	570,396
	Computacenter PLC	25,723	1,302,350
	Conduit Holdings Ltd.	17,187	103,231
Ω	Convatec Group PLC	41,872	120,082
	Costain Group PLC	146,961	371,270
	Cranswick PLC	8,131	595,227
		Shares	Value»
UNITED KINGDOM — (Continued)
	Crest Nicholson Holdings PLC	122,454	$109,943
	Croda International PLC	3,011	116,767
	Currys PLC	907,534	1,545,048
	CVS Group PLC	13,543	214,589
	DCC PLC	21,453	1,616,977
*	DFS Furniture PLC	189,861	322,047
	Diploma PLC	2,859	270,574
	DiscoverIE Group PLC	49,130	436,449
	Dr. Martens PLC	183,965	155,321
	Drax Group PLC	378,778	4,557,398
	Dunelm Group PLC	37,402	382,436
	easyJet PLC	83,048	397,496
	Ecora Royalties PLC	123,691	233,197
	Elementis PLC	223,558	449,968
	Endeavour Mining PLC	105,590	6,080,370
	Energean PLC	63,740	772,875
	EnQuest PLC	1,635,167	466,941
	Essentra PLC	118,822	132,299
	Eurocell PLC	22,372	31,772
	Everplay Group PLC	5,989	21,360
	Experian PLC	7,156	261,831
	Firstgroup PLC	955,986	2,118,072
	Foresight Group Holdings Ltd.	17,500	95,133
Ω	Forterra PLC	38,245	82,035
	Foxtons Group PLC	79,982	46,798
*	Frasers Group PLC	70,557	628,534
	Fresnillo PLC	55,053	2,430,962
*	Frontier Developments PLC	8,719	36,829
	Fuller Smith & Turner PLC, Class A	27,208	239,185
*Ω	Funding Circle Holdings PLC	22,235	43,881
	FW Thorpe PLC	6,381	21,860
	Galliford Try Holdings PLC	106,890	761,156
	Games Workshop Group PLC	14,940	3,962,485
*	Gaming Realms PLC	141,719	65,400
	GB Group PLC	60,339	174,935
	Genuit Group PLC	68,881	242,765
*	Georgia Capital PLC	35,331	1,882,298
	Glencore PLC	764,042	5,938,007
	Gooch & Housego PLC	12,228	153,267
	Goodwin PLC	590	91,812
	Grafton Group PLC, CDI	112,665	1,348,421
	Grainger PLC	521,679	1,139,371

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Greencore Group PLC	154,207	$31,546
	Greencore Group PLC GNC LN	408,487	1,401,375
#	Greggs PLC	68,837	1,424,164
*	Griffin Mining Ltd.	37,665	158,240
	GSK PLC (GSK LN)	71,764	1,881,481
#	GSK PLC (GSK US), Sponsored ADR	201,719	10,551,921
	Gulf Keystone Petroleum Ltd.	246,484	665,867
*	Gulf Marine Services PLC	466,490	121,468
*Ω	Gym Group PLC	170,572	411,692
	Haleon PLC (HLN LN)	16,968	78,356
	Halfords Group PLC	392,554	777,968
	Hargreaves Services PLC	20,607	222,179
	Harworth Group PLC	55,327	100,704
	Helical PLC	109,132	283,875
*	Helios Towers PLC	104,345	284,251
	Henry Boot PLC	61,794	137,006
	Hikma Pharmaceuticals PLC	8,723	165,850
	Hill & Smith PLC	29,727	1,045,328
	Hiscox Ltd.	146,977	3,092,732
	Hochschild Mining PLC	452,943	3,867,031
	Hollywood Bowl Group PLC	149,621	517,638
Ω	Hostelworld Group PLC	38,772	56,028
	Howden Joinery Group PLC	263,686	2,781,964
	HSBC Holdings PLC (HSBA LN)	259,243	4,770,023
	HSBC Holdings PLC (HSBC US), Sponsored ADR	9,385	862,106
	Hunting PLC	130,129	900,198
#Ω	Ibstock PLC	711,074	990,478
	ICG PLC	16,634	410,104
	IG Group Holdings PLC	227,840	4,655,932
	IMI PLC	102,880	3,918,505
	Impax Asset Management Group PLC	10,744	14,366
	Imperial Brands PLC	238,012	9,042,703
	Inchcape PLC	294,056	3,317,608
	Informa PLC	24,371	263,502
		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings PLC	11,022	$48,745
	International Personal Finance PLC	224,665	758,150
	International Workplace Group PLC	192,411	484,376
	Intertek Group PLC	21,290	1,371,461
	Investec PLC	86,771	745,944
*	IP Group PLC	636,933	525,455
	Ithaca Energy PLC	16,690	61,062
	ITV PLC	1,057,302	1,150,491
#	J D Wetherspoon PLC	76,939	616,140
	J Sainsbury PLC	885,699	3,957,701
*	James Fisher & Sons PLC	51,401	318,589
	JD Sports Fashion PLC	1,874,914	1,721,181
	JET2 PLC	32,832	487,381
	Johnson Matthey PLC	51,267	1,447,997
	Johnson Service Group PLC	175,649	306,885
	Jupiter Fund Management PLC	253,254	523,011
	Kainos Group PLC	13,116	148,402
	Keller Group PLC	102,134	3,104,580
	Kier Group PLC	354,895	987,650
	Kingfisher PLC	538,014	2,115,635
#	Knights Group Holdings PLC	24,312	54,817
	Lancashire Holdings Ltd.	158,278	1,236,189
	Legal & General Group PLC	686,237	2,354,978
	Lion Finance Group PLC	39,753	5,957,596
	Liontrust Asset Management PLC	32,880	118,272
	Lloyds Banking Group PLC (LLOY LN)	8,411,858	11,434,254
	London Stock Exchange Group PLC	3,945	511,914
	LSL Property Services PLC	11,237	33,906
Ω	Luceco PLC	25,543	75,434
	M&G PLC	185,587	762,754
	Man Group PLC	566,230	1,956,524
	Marks & Spencer Group PLC	782,553	3,520,674
	Marshalls PLC	19,760	35,053
*	Marston's PLC	722,235	507,406

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	McBride PLC	106,017	$224,963
	Me Group International PLC	170,944	340,531
	Mears Group PLC	168,492	908,258
	Melrose Industries PLC	29,821	195,693
*	Metro Bank Holdings PLC	139,467	284,979
*	Mitchells & Butlers PLC	291,273	990,114
	Mitie Group PLC	727,166	1,724,270
	MJ Gleeson PLC	9,854	30,823
	Mondi PLC	56,080	579,381
	MONY Group PLC	92,393	224,457
	Morgan Advanced Materials PLC	183,475	545,579
	Morgan Sindall Group PLC	23,331	1,491,897
	MP Evans Group PLC	6,851	167,254
	NatWest Group PLC (NWG LN)	1,485,378	11,847,184
	NCC Group PLC	84,864	137,949
	Next PLC	23,716	4,185,601
	Nichols PLC	1,085	14,418
	Ninety One PLC	211,047	619,334
	Norcros PLC	79,368	303,724
Ω	On the Beach Group PLC	21,849	48,650
	OSB Group PLC	156,755	1,126,873
	Pagegroup PLC	93,171	169,869
	Pan African Resources PLC	2,059,019	3,931,914
	Paragon Banking Group PLC	215,007	2,189,776
#	PayPoint PLC	14,399	124,581
	Pearson PLC (PSON LN)	8,619	127,190
	Persimmon PLC	102,228	1,474,074
	Pets at Home Group PLC	332,423	816,993
	Pharos Energy PLC	305,691	115,881
*	Pinewood Technologies Group PLC	46,106	156,488
	Playtech PLC	105,874	524,395
	Plus500 Ltd.	68,343	4,151,401
	Polar Capital Holdings PLC	80,932	754,304
	Pollen Street Group Ltd.	2,062	23,847
	Porvair PLC	5,705	56,091
	PPHE Hotel Group Ltd.	3,033	62,254
		Shares	Value»
UNITED KINGDOM — (Continued)
	Premier Foods PLC	619,490	$1,660,481
	Prudential PLC (PRU LN)	32,321	487,063
*	PureTech Health PLC (PRTC LN)	28,061	48,604
	PZ Cussons PLC	37,895	39,282
	QinetiQ Group PLC	86,454	523,911
Ω	Quilter PLC	245,353	612,670
	Rank Group PLC	101,564	131,918
	Rathbones Group PLC	1,901	50,804
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	592,602	469,237
	Reckitt Benckiser Group PLC	165,816	10,550,634
	RELX PLC (REN NA)	1,141	41,777
	Renew Holdings PLC	50,132	621,703
	Rentokil Initial PLC RTO LN	90,463	609,879
	RHI Magnesita NV	1,913	69,015
	Rightmove PLC	150,497	888,005
	Rio Tinto PLC (RIO LN)	7,021	707,271
	Rio Tinto PLC (RIO US), Sponsored ADR	83,669	8,407,061
*	RM PLC	7,904	10,732
*	Robert Walters PLC	21,507	27,746
	Rotork PLC	65,437	275,063
	RS Group PLC	17,075	140,261
	RWS Holdings PLC	36,044	43,646
	S&U PLC	1,538	39,824
Ω	Sabre Insurance Group PLC	24,436	50,468
*	Saga PLC	93,661	748,945
	Sage Group PLC	53,283	635,487
*	Savannah Energy PLC	427,262	43,176
	Savills PLC	63,846	720,129
	Schroders PLC	15,212	119,774
	Secure Trust Bank PLC	13,910	237,403
	Senior PLC	112,837	439,608
	Serco Group PLC	812,170	3,117,490
	Serica Energy PLC	444,069	1,733,905
*	Severfield PLC	34,708	11,934
	Shell PLC (SHEL LN)	153,886	6,996,699
	Shell PLC (SHEL US), ADR	215,247	19,516,445
*	SigmaRoc PLC	436,155	731,583
	Smiths Group PLC	9,885	341,286
	Smiths News PLC	24,252	22,358
	Softcat PLC	53,893	1,011,904
	Speedy Hire PLC	977,736	263,768

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Spirax Group PLC	2,073	$202,319
Ω	Spire Healthcare Group PLC	216,616	479,630
	SSE PLC	92,051	3,295,827
	SSP Group PLC	421,179	911,375
	St. James's Place PLC	106,820	1,763,802
	Standard Chartered PLC	235,313	5,992,204
	Standard Life PLC	41,823	430,279
	SThree PLC	24,677	56,590
	Sunbelt Rentals Holdings, Inc.	127,317	9,569,652
	Tate & Lyle PLC	20,070	100,170
	Tatton Asset Management PLC	1,745	14,714
	Taylor Wimpey PLC	389,983	412,523
	TBC Bank Group PLC	39,463	2,612,970
	Telecom Plus PLC	35,706	570,664
	Tesco PLC	1,524,768	9,988,824
	Topps Tiles PLC	77,023	38,419
	TP ICAP Group PLC	662,927	2,849,098
*Ω	Trainline PLC	72,816	233,409
	Travis Perkins PLC	31,599	224,346
	Trifast PLC	130,143	110,968
*Ω	Trustpilot Group PLC	9,572	33,650
*	TT Electronics PLC	57,196	92,842
#	Unilever PLC UL US, Sponsored ADR	97,881	5,773,021
*	Vanquis Banking Group PLC	194,276	292,612
	Vertu Motors PLC	320,253	280,335
	Vesuvius PLC	262,622	1,582,118
	Victorian Plumbing Group PLC	20,045	22,544
	Victrex PLC	12,405	101,748
*	Vistry Group PLC	595,720	2,658,784
	Vodafone Group PLC (VOD LN)	2,093,048	3,330,343
	Volex PLC	56,630	462,195
	Volution Group PLC	83,919	703,740
*Ω	Watches of Switzerland Group PLC	163,091	1,141,460
	Weir Group PLC	10,343	374,885
	WH Smith PLC	47,518	333,805
	Whitbread PLC	46,750	1,421,103
	Wickes Group PLC	284,546	773,367
*	Xaar PLC	33,765	64,025
	XPS Pensions Group PLC	34,750	143,244
		Shares	Value»
UNITED KINGDOM — (Continued)
	Young & Co.'s Brewery PLC (YNGA LN), Class A	6,076	$63,576
	Young & Co.'s Brewery PLC (YNGN LN)	9,297	80,966
	Zigup PLC	301,418	1,649,365
	Zotefoams PLC	10,679	56,983
TOTAL UNITED KINGDOM			421,674,581
UNITED STATES — (0.4%)
	Carnival PLC (CCL LN)	314	8,330
*	Coeur Mining, Inc. CDE CN	448,753	8,060,937
*	Dauch Corp.	11,945	68,268
	Diversified Energy Co. DEC LN	16,939	278,785
*	Gran Tierra Energy, Inc. (GTE CN)	1,332	12,367
#	International Paper Co.	115,601	3,612,936
*	James Hardie Industries PLC (JHX AU), CDI	26,284	560,769
	Ovintiv, Inc.	56,622	3,483,548
	Sunococorp LLC	20,443	1,363,112
TOTAL UNITED STATES			17,449,052
TOTAL COMMON STOCKS			4,245,707,075
PREFERRED STOCKS — (0.3%)
CANADA — (0.0%)
	Questerre Energy Corp.Series 2	25,060	184
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 5.549%	8,786	801,725
	Dr. Ing hc F Porsche AG, 5.619%	22,772	1,105,830
	Draegerwerk AG & Co. KGaA, 2.263%	5,950	628,779
	Einhell Germany AG, 1.976%	5,760	516,892
	FUCHS SE, 2.913%	38,546	1,815,760
	Henkel AG & Co. KGaA, 3.334%	10,365	754,240

International Vector Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Jungheinrich AG, 3.118%	28,006	$843,787
	Porsche Automobil Holding SE, 6.171%	2,402	87,399
	Sixt SE, 4.610%	10,148	697,529
	STO SE & Co. KGaA, 3.245%	826	99,684
	Villeroy & Boch AG, 5.187%	5,840	120,147
	Volkswagen AG, 7.359%	41,235	4,181,568
TOTAL GERMANY			11,653,340
TOTAL PREFERRED STOCKS			11,653,524
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	852	108
*	Silver Mines Ltd. Warrants 06/17/26	972	28
TOTAL AUSTRALIA			136
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,092	0
		Shares	Value»

ISRAEL — (0.0%)
#*	Baran Group Ltd. Rights 05/08/2026	34	$16
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	10,222	0
TOTAL RIGHTS/WARRANTS			152
TOTAL INVESTMENT SECURITIES (Cost $2,079,639,857)			4,257,360,751
			Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	21,464,070	248,231,975
TOTAL INVESTMENTS — (100.0%)
(Cost $2,327,886,250)			$4,505,592,726
As of April 30, 2026, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	137	06/18/26	$46,376,796	$49,619,687	$3,242,891
Total Futures Contracts			$46,376,796	$49,619,687	$3,242,891

International Vector Equity Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $74,564,649 or 1.7% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$1,706,470	$259,897,761	$55,565	$261,659,796
Austria	—	33,810,562	—	33,810,562
Belgium	284,295	63,182,005	—	63,466,300
Canada	493,810,194	1,832,951	689	495,643,834
China	5,228,662	—	—	5,228,662
Denmark	—	90,090,180	—	90,090,180
Finland	1,788,732	76,423,768	—	78,212,500
France	—	285,848,148	—	285,848,148
Germany	6,453,456	338,228,411	—	344,681,867
Hong Kong	—	59,611,048	20,644	59,631,692
Ireland	—	26,413,491	—	26,413,491
Israel	4,564,730	62,766,845	—	67,331,575
Italy	301,875	135,396,505	—	135,698,380
Japan	5,848,178	1,024,357,586	—	1,030,205,764
Netherlands	36,977,730	108,835,568	—	145,813,298
New Zealand	13,190	10,206,367	—	10,219,557
Norway	81,826	43,481,609	—	43,563,435
Portugal	—	18,897,969	—	18,897,969
Singapore	—	52,392,130	—	52,392,130
Spain	—	132,929,078	—	132,929,078
Sweden	121,583	117,038,887	—	117,160,470
Switzerland	32,484,076	275,200,678	—	307,684,754
United Kingdom	68,649,066	353,025,515	—	421,674,581
United States	12,988,232	4,460,820	—	17,449,052
Preferred Stocks
Canada	—	184	—	184
Germany	—	11,653,340	—	11,653,340
Rights/Warrants
Australia	—	136	—	136
Canada	—	—	—	—
Israel	—	16	—	16
Italy	—	—	—	—
Securities Lending Collateral	—	248,231,975	—	248,231,975
Total Investments in Securities	$671,302,295	$3,834,213,533	$76,898˂˃	$4,505,592,726
Financial Instruments
Assets
Futures Contracts**	3,242,891	—	—	3,242,891
Total Financial Instruments	$3,242,891	—	—	$3,242,891
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (93.5%)
AUSTRALIA — (6.5%)
	ALS Ltd.	131,025	$2,045,933
	Aristocrat Leisure Ltd.	95,426	3,283,177
	BHP Group Ltd. (BHP AU)	172,250	6,817,542
	BHP Group Ltd. (BHP LN), Class DI	166,810	6,620,439
#	BHP Group Ltd. (BHP US), Sponsored ADR	311,177	24,676,336
	Brambles Ltd.	418,805	6,855,398
	Cochlear Ltd.	1,971	134,109
	Codan Ltd.	14,745	446,831
	Coles Group Ltd.	374,620	5,970,692
	Computershare Ltd.	78,415	1,722,714
	Eagers Automotive Ltd.	7,329	127,933
	Evolution Mining Ltd.	558,796	4,940,396
	Fortescue Ltd.	430,147	6,199,738
*	Genesis Minerals Ltd.	171,197	737,671
*	Greatland Resources Ltd.	78,444	767,673
	HUB24 Ltd.	1,080	66,087
	JB Hi-Fi Ltd.	45,491	2,540,531
	Lottery Corp. Ltd.	404,732	1,620,186
	Medibank Pvt Ltd.	791,084	2,689,947
	Netwealth Group Ltd.	27,712	475,938
	Northern Star Resources Ltd.	53,302	817,025
	Perseus Mining Ltd.	381,131	1,527,454
	Pro Medicus Ltd.	17,321	1,700,015
	Qantas Airways Ltd.	42,577	260,332
#	Ramsay Health Care Ltd.	2,082	58,893
	REA Group Ltd.	17,630	2,182,680
	Regis Resources Ltd.	20,186	103,505
	Rio Tinto Ltd.	89,943	11,017,078
	SGH Ltd.	42,548	1,205,078
	Technology One Ltd.	75,294	1,551,473
	Telstra Group Ltd. (TLS AU)	1,018,886	3,913,054
	Wesfarmers Ltd.	209,238	11,115,214
	Whitehaven Coal Ltd.	177,657	1,085,596
	Woolworths Group Ltd.	231,167	5,739,990
*	Xero Ltd.	17,550	1,030,680
	Yancoal Australia Ltd.	135,682	746,562
TOTAL AUSTRALIA			122,793,900
		Shares	Value»
AUSTRIA — (0.2%)
Ω	BAWAG Group AG	494	$84,598
	Erste Group Bank AG	1,163	128,507
	OMV AG	35,452	2,502,560
#	Verbund AG	3,612	272,537
TOTAL AUSTRIA			2,988,202
BELGIUM — (0.9%)
#	Anheuser-Busch InBev SA (ABI BB)	65,524	4,951,097
	KBC Group NV	55,915	7,442,170
#	UCB SA	16,484	4,488,449
TOTAL BELGIUM			16,881,716
CANADA — (10.0%)
	Agnico Eagle Mines Ltd. (AEM CN)	5,010	942,102
	Agnico Eagle Mines Ltd. (AEM US)	46,556	8,762,305
	Alamos Gold, Inc. (AGI CN), Class A	4,411	176,005
#	Alamos Gold, Inc. (AGI US), Class A	19,623	783,743
	Alimentation Couche-Tard, Inc.	124,894	7,388,730
	ARC Resources Ltd.	199,506	4,732,273
	Barrick Mining Corp. (ABX CN)	23,279	914,639
	Barrick Mining Corp. (B US)	62,034	2,440,418
#	Canadian Imperial Bank of Commerce (CM US)	8,752	975,323
	Canadian National Railway Co. (CNI US)	28,125	3,153,656
	Canadian National Railway Co. (CNR CN)	57,954	6,509,399
	Canadian Natural Resources Ltd. (CNQ US)	341,270	16,275,166
	CCL Industries, Inc., Class B	37,629	2,376,277
*	Celestica, Inc. (CLS US)	29,159	11,943,235
	Cenovus Energy, Inc. (CVE US)	357,999	10,467,891
	CGI, Inc. (GIB US)	4,171	272,950

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CGI, Inc. (GIBA CN)	49,794	$3,259,237
	Constellation Software, Inc.	2,686	4,891,868
	Dollarama, Inc.	59,591	7,615,856
	Element Fleet Management Corp.	94,161	2,248,052
	Fairfax Financial Holdings Ltd.	3,143	5,439,066
	George Weston Ltd.	45,402	3,276,592
	Gildan Activewear, Inc. (GIL US)	16,299	1,010,375
	iA Financial Corp., Inc.	12,421	1,598,586
*	IAMGOLD Corp. (IAG US)	129,991	2,192,948
#	Imperial Oil Ltd. (IMO US)	21,892	2,933,966
	Intact Financial Corp.	31,123	5,997,080
#	Keyera Corp.	47,277	1,826,552
	Kinross Gold Corp. (KGC US)	313,913	9,492,729
	Loblaw Cos. Ltd.	77,128	3,555,605
	Lundin Gold, Inc.	19,650	1,320,608
	Lundin Mining Corp.	79	2,027
#	Magna International, Inc. (MG CN)	38,020	2,419,722
	Magna International, Inc. (MGA US)	53,530	3,408,255
	Metro, Inc.	45,013	3,017,546
	Pan American Silver Corp. (PAAS US)	1,424	74,461
	RB Global, Inc. (RBA US)	16,123	1,681,629
	Restaurant Brands International, Inc. (QSR CN)	19,350	1,561,419
#	Restaurant Brands International, Inc. (QSR US)	39,187	3,161,607
	Rogers Communications, Inc. (RCI US), Class B	849	30,929
#	Rogers Communications, Inc. (RCIB CN), Class B	59,139	2,152,923
	Saputo, Inc.	10,023	303,490
	Stantec, Inc. (STN CN)	95	8,677
	Stantec, Inc. (STN US)	15,440	1,409,672
#	Sun Life Financial, Inc. (SLF CN)	62,995	4,538,831
		Shares	Value»
CANADA — (Continued)
#	Sun Life Financial, Inc. (SLF US)	19,489	$1,404,767
	Suncor Energy, Inc. (SU US)	214,337	14,673,511
#	TFI International, Inc. (TFII US)	2,000	286,360
	Toromont Industries Ltd.	16,693	2,595,719
	Tourmaline Oil Corp.	38,150	1,848,029
	Waste Connections, Inc. (WCN US)	22,078	3,636,688
#	Whitecap Resources, Inc. WCP CN	214,911	2,536,182
	WSP Global, Inc.	17,913	2,980,335
TOTAL CANADA			188,506,011
DENMARK — (0.8%)
#	Coloplast AS, Class B	830	51,272
	Novo Nordisk AS (NOVOB DC), Class B	364,085	15,486,695
	Pandora AS	2,023	153,948
TOTAL DENMARK			15,691,915
FINLAND — (0.8%)
	Kone OYJ, Class B	78,750	5,012,857
#	Metso OYJ	152,746	2,638,583
	Sampo OYJ, Class A	323,763	3,364,297
	Wartsila OYJ Abp	90,790	3,812,922
TOTAL FINLAND			14,828,659
FRANCE — (7.9%)
	Airbus SE	57,109	11,773,555
	Bouygues SA	60,954	3,604,804
	Bureau Veritas SA	121,130	3,711,827
	Cie de Saint-Gobain SA	45,755	4,192,063
	Eiffage SA	39,175	6,316,119
	Engie SA	314,705	10,373,473
	Eurofins Scientific SE	27,122	1,885,314
	Hermes International SCA	6,104	11,677,569
	Legrand SA	4,712	844,218
	L'Oreal SA	18,989	8,178,352
	LVMH Moet Hennessy Louis Vuitton SE	59,032	31,535,436
	Orange SA (ORA FP)	879,667	18,316,728
	Publicis Groupe SA (PUB FP)	11,644	1,087,984
	Safran SA	65,453	21,017,779
	Thales SA	16,027	4,403,212

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vinci SA	58,274	$8,812,325
TOTAL FRANCE			147,730,758
GERMANY — (6.9%)
	adidas AG	31,561	5,461,869
	BASF SE	13,600	872,257
	Bayer AG	155,375	6,966,657
	Continental AG	26,439	2,000,455
	Deutsche Boerse AG	38,503	11,812,632
	Deutsche Post AG	223,799	13,252,080
	Deutsche Telekom AG (DTE GR)	636,665	20,564,685
	E.ON SE	469,189	10,418,146
	GEA Group AG	22,438	1,534,346
	Hannover Rueck SE	8,646	2,612,414
	HOCHTIEF AG	2,891	1,554,863
	Infineon Technologies AG (IFX GR)	128,468	8,640,147
	Knorr-Bremse AG	21,432	2,499,677
	MTU Aero Engines AG	8,699	2,983,377
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,632	2,172,560
	Rheinmetall AG	13,047	20,807,483
*	Siemens Energy AG	69,309	14,688,086
*	Talanx AG	6,982	910,036
TOTAL GERMANY			129,751,770
HONG KONG — (1.6%)
	AIA Group Ltd.	338,000	3,710,822
	Cathay Pacific Airways Ltd.	238,000	353,753
	HKT Trust & HKT Ltd.	2,020,000	3,276,744
	Hong Kong Exchanges & Clearing Ltd.	229,237	12,209,782
	PRADA SpA	155,900	694,678
	SITC International Holdings Co. Ltd.	259,000	1,084,425
	Techtronic Industries Co. Ltd.	438,000	6,350,867
Ω	WH Group Ltd.	2,039,863	2,494,847
TOTAL HONG KONG			30,175,918
IRELAND — (0.3%)
	AIB Group PLC	149,539	1,723,668
	Kingspan Group PLC (KSP ID)	38,555	3,567,249
TOTAL IRELAND			5,290,917
ISRAEL — (1.2%)
	Aryt Industries Ltd.	6,565	93,463
		Shares	Value»
ISRAEL — (Continued)
	Bank Leumi Le-Israel BM	58,029	$1,468,983
*	Bet Shemesh Engines Holdings 1997 Ltd.	625	152,834
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	1,482,359
	Cellcom Israel Ltd. (CEL IT)	20,470	251,446
	Clal Insurance Enterprises Holdings Ltd.	12,923	1,116,690
	Delek Group Ltd.	3,056	1,050,299
#	El Al Israel Airlines	47,157	211,977
	Electra Ltd.	4,790	157,871
*	Fattal Holdings 1998 Ltd.	2,058	514,275
	First International Bank of Israel Ltd.	9,573	800,682
	Harel Insurance Investments & Financial Services Ltd.	1,152	71,334
	Hilan Ltd.	2,776	198,946
	Matrix IT Ltd. MTRX IT	6,755	207,405
	Meitav Investment House Ltd.	4,993	228,442
	Menora Mivtachim Holdings Ltd.	7,524	1,228,078
*	Migdal Insurance & Financial Holdings Ltd.	86,477	552,531
	Mizrahi Tefahot Bank Ltd.	32,684	2,570,050
	Next Vision Stabilized Systems Ltd.	10,203	1,171,918
	Partner Communications Co. Ltd.	22,084	293,845
	Paz Retail & Energy Ltd.	1,708	472,661
	Phoenix Financial Ltd.	47,121	2,835,206
	Shufersal Ltd.	37,120	553,885
	Strauss Group Ltd.	3,940	170,682
	Tel Aviv Stock Exchange Ltd.	683	34,367
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	23,641	831,014

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	116,283	$4,078,045
TOTAL ISRAEL			22,799,288
ITALY — (2.2%)
	Banca Mediolanum SpA	58,170	1,274,992
	Enel SpA	1,636,772	19,110,431
	Ferrari NV (RACE IM)	1,191	412,147
	Ferrari NV (RACE US)	13,483	4,682,646
	FinecoBank Banca Fineco SpA	141,842	3,521,315
#	Moncler SpA	18,175	1,097,254
#Ω	Poste Italiane SpA	107,164	2,844,553
	Prysmian SpA	49,374	7,510,235
	Recordati Industria Chimica e Farmaceutica SpA	23,393	1,365,863
	UniCredit SpA	746	57,653
TOTAL ITALY			41,877,089
JAPAN — (21.3%)
	Advantest Corp.	132,000	24,646,846
	Aeon Co. Ltd.	402,300	3,876,357
	Ajinomoto Co., Inc.	151,600	4,872,484
	Asahi Intecc Co. Ltd.	34,200	719,656
	Asics Corp.	160,500	4,557,817
	Astellas Pharma, Inc.	463,400	6,567,185
	Bandai Namco Holdings, Inc.	89,700	2,059,090
	BayCurrent, Inc.	47,000	1,513,590
	BIPROGY, Inc.	32,030	921,175
	Bridgestone Corp.	173,800	3,611,746
	Capcom Co. Ltd.	126,400	2,668,760
	Chugai Pharmaceutical Co. Ltd.	138,300	7,375,450
	Cosmo Energy Holdings Co. Ltd.	31,000	792,490
	Cosmos Pharmaceutical Corp.	3,200	124,376
	Credit Saison Co. Ltd.	10,900	301,917
	CyberAgent, Inc.	67,900	543,779
	Daifuku Co. Ltd.	75,300	3,292,241
	Daikin Industries Ltd.	28,100	3,970,395
	Daito Trust Construction Co. Ltd.	103,995	2,339,162
	Daiwa House Industry Co. Ltd.	126,300	3,853,534
	Disco Corp.	16,400	7,802,831
		Shares	Value»
JAPAN — (Continued)
	Ebara Corp.	153,500	$5,250,914
	Fast Retailing Co. Ltd.	31,800	14,969,697
	Food & Life Cos. Ltd.	15,500	901,651
	Fuji Electric Co. Ltd.	33,000	2,773,479
	Fujikura Ltd.	399,600	15,417,761
	Fujitsu Ltd.	287,500	5,770,511
	GMO Payment Gateway, Inc.	4,860	244,105
	Hitachi Construction Machinery Co. Ltd.	27,100	948,589
	Hitachi Ltd. (6501 JP)	511,600	16,268,034
	Hoya Corp.	63,300	11,820,878
	IHI Corp.	185,500	3,388,261
	Inpex Corp.	249,400	6,501,903
	Isuzu Motors Ltd.	177,100	2,440,174
	J Front Retailing Co. Ltd.	56,700	825,161
	Japan Airlines Co. Ltd.	32,700	514,236
	Japan Airport Terminal Co. Ltd.	9,300	298,867
	Japan Exchange Group, Inc.	435,600	5,188,747
	Kakaku.com, Inc.	5,300	88,558
	Kao Corp.	73,200	2,727,714
	Kawasaki Heavy Industries Ltd.	210,000	4,317,266
	KDDI Corp.	763,000	12,486,134
	Kobe Bussan Co. Ltd.	25,600	448,162
	Kobe Steel Ltd.	98,300	1,211,452
	Kokusai Electric Corp.	22,100	930,085
	Komatsu Ltd.	155,100	6,641,072
	Konami Group Corp.	24,500	2,941,792
	Kurita Water Industries Ltd.	27,200	1,470,085
	Lasertec Corp.	14,300	3,952,210
	Marui Group Co. Ltd.	16,600	317,777
	Maruwa Co. Ltd.	1,300	614,129
	McDonald's Holdings Co. Japan Ltd.	27,600	1,432,115
	Meiko Electronics Co. Ltd.	1,100	222,098
*	Mercari, Inc.	1,200	29,196
	Minebea Mitsumi, Inc.	12,900	257,910
	Mitsubishi HC Capital, Inc.	364,550	3,311,246
	Mitsui E&S Co. Ltd.	5,900	212,779
	Mitsui Kinzoku Co. Ltd.	6,000	1,648,551
	MonotaRO Co. Ltd.	43,513	517,399
	MS&AD Insurance Group Holdings, Inc.	142,800	3,671,969
	NEC Corp.	31,100	827,260

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Express Holdings, Inc.	108,603	$2,852,375
#	Nippon Sanso Holdings Corp.	82,800	2,919,152
	Nissan Chemical Corp.	27,900	1,206,383
	Niterra Co. Ltd.	39,900	2,156,815
	Nitto Denko Corp.	138,000	2,624,796
	Nomura Research Institute Ltd.	66,100	1,784,022
	Olympus Corp.	172,100	1,692,692
	Open House Group Co. Ltd.	30,200	1,777,380
	Oracle Corp. Japan	3,735	207,834
	Organo Corp.	4,000	404,212
	Oriental Land Co. Ltd.	24,900	346,433
	Otsuka Corp.	39,500	732,725
	Pan Pacific International Holdings Corp.	757,000	4,281,631
	Penta-Ocean Construction Co. Ltd.	4,000	44,817
	Persol Holdings Co. Ltd.	440,000	654,904
*	Rakuten Bank Ltd.	15,200	614,154
*	Rakuten Group, Inc.	165,041	803,554
	Recruit Holdings Co. Ltd.	236,600	10,960,487
	Resonac Holdings Corp.	45,200	4,136,436
	Rorze Corp.	8,900	213,345
	Ryohin Keikaku Co. Ltd.	126,200	2,923,145
	Sankyo Co. Ltd.	51,500	609,247
#	Sanrio Co. Ltd.	73,500	428,329
	Sanwa Holdings Corp.	92,100	2,106,569
	SBI Holdings, Inc.	11,300	228,012
	SCREEN Holdings Co. Ltd.	38,000	2,519,439
	Seibu Holdings, Inc.	58,800	1,383,710
	Seven & i Holdings Co. Ltd.	451,800	5,389,494
	SG Holdings Co. Ltd.	53,300	498,838
	Skylark Holdings Co. Ltd.	110,300	2,116,274
	SoftBank Corp.	6,266,000	8,819,199
	SoftBank Group Corp.	372,700	12,730,987
	Sony Group Corp. (6758 JP)	1,455,000	29,151,402
	Subaru Corp.	15,600	232,365
	Sugi Holdings Co. Ltd.	19,500	390,293
#	Sumitomo Forestry Co. Ltd.	110,100	994,988
		Shares	Value»
JAPAN — (Continued)
	Sundrug Co. Ltd.	3,300	$79,394
	Suzuki Motor Corp.	156,800	1,753,562
	Takasago Thermal Engineering Co. Ltd.	5,600	161,508
	TDK Corp. (6762 JP)	390,000	7,130,916
	TIS, Inc.	83,600	1,822,064
	Tokio Marine Holdings, Inc. (8766 JP)	264,300	12,104,086
	Tokyo Century Corp.	72,900	1,001,417
	Tokyo Electron Ltd.	80,300	23,663,015
	Tokyo Ohka Kogyo Co. Ltd.	600	35,274
	Tokyu Fudosan Holdings Corp.	92,900	790,963
#	Toyo Tire Corp.	29,000	711,025
	Toyota Tsusho Corp.	92,100	3,615,458
	Trend Micro, Inc. (4704 JP)	22,100	769,256
	Tsuruha Holdings, Inc.	28,520	375,320
	USS Co. Ltd.	177,800	1,920,314
	Yamazaki Baking Co. Ltd.	1,200	25,100
	Yokogawa Electric Corp.	52,800	1,838,376
	Yokohama Rubber Co. Ltd.	3,500	142,456
	Zensho Holdings Co. Ltd.	36,200	1,995,163
	ZOZO, Inc.	52,800	354,366
TOTAL JAPAN			401,436,279
NETHERLANDS — (3.7%)
	ASML Holding NV (ASML NA)	25,123	36,316,442
	ASML Holding NV (ASML US)	14,652	21,084,082
	ASR Nederland NV	50,872	3,864,208
	Koninklijke KPN NV	1,212,315	6,482,907
#*	Magnum Ice Cream Co. NV MICC US	9,752	145,597
	Wolters Kluwer NV	30,851	2,407,779
TOTAL NETHERLANDS			70,301,015
NEW ZEALAND — (0.2%)
#	Chorus Ltd. (CNU NZ)	300,879	1,727,960
	Contact Energy Ltd.	60,625	340,739
	Fisher & Paykel Healthcare Corp. Ltd.	49,321	1,062,881
	Mainfreight Ltd.	8,455	294,890

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»
NEW ZEALAND — (Continued)
Spark New Zealand Ltd.	254,511	$312,559
TOTAL NEW ZEALAND		3,739,029
NORWAY — (1.0%)
AF Gruppen ASA	4,496	86,797
Aker BP ASA	47,410	1,853,365
Equinor ASA	205,722	8,372,315
Hoegh Autoliners ASA	25,590	366,665
Kongsberg Gruppen ASA	36,955	1,235,850
* Kongsberg Maritime AS	36,955	242,200
Protector Forsikring ASA	11,993	606,650
Storebrand ASA	125,086	2,418,031
Subsea 7 SA	2,701	97,300
Telenor ASA	65,559	1,080,643
TGS ASA	40,126	652,489
Var Energi ASA	79,114	402,013
Veidekke ASA	27,315	549,885
Wallenius Wilhelmsen ASA	23,918	307,742
TOTAL NORWAY		18,271,945
PORTUGAL — (0.2%)
Galp Energia SGPS SA	113,250	2,648,912
Jeronimo Martins SGPS SA	15,405	369,913
TOTAL PORTUGAL		3,018,825
SINGAPORE — (1.5%)
DBS Group Holdings Ltd.	255,593	11,785,564
Jardine Cycle & Carriage Ltd.	29,400	755,083
Sembcorp Industries Ltd.	350,100	1,837,304
Singapore Airlines Ltd.	309,700	1,533,860
Singapore Exchange Ltd.	295,300	5,049,258
Singapore Technologies Engineering Ltd.	578,800	4,905,027
Singapore Telecommunications Ltd.	348,500	1,262,196
Yangzijiang Shipbuilding Holdings Ltd.	378,300	1,290,178
TOTAL SINGAPORE		28,418,470
		Shares	Value»
SPAIN — (2.6%)
	Acciona SA	2,862	$833,078
	ACS Actividades de Construccion y Servicios SA	37,357	5,384,438
#Ω	Aena SME SA	166,510	4,547,822
	Amadeus IT Group SA	65,414	3,774,538
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	226,619	5,004,291
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	25,506	564,193
	Bankinter SA	28,295	470,859
	Endesa SA	100,465	4,505,721
	Ferrovial SE	98,728	6,794,325
#	Industria de Diseno Textil SA	167,352	10,016,123
	Naturgy Energy Group SA	36,478	1,147,765
#	Telefonica SA (TEF SM)	1,457,429	6,576,674
TOTAL SPAIN			49,619,827
SWEDEN — (3.3%)
	AddTech AB, Class B	79,454	2,918,026
#	Atlas Copco AB (ATCOA SS), Class A	517,386	9,942,933
	Atlas Copco AB (ATCOB SS), Class B	311,236	5,306,922
#	Avanza Bank Holding AB	40,384	1,459,810
	Axfood AB	37,200	1,135,019
*Ω	BioArctic AB	5,007	176,951
	Clas Ohlson AB, Class B	4,654	201,401
	Epiroc AB (EPIA SS), Class A	89,197	2,575,063
	Epiroc AB (EPIB SS), Class B	60,798	1,514,950
#	H & M Hennes & Mauritz AB, Class B	163,087	2,927,036
	Indutrade AB	61,345	1,325,286
	Lagercrantz Group AB, Class B	41,874	1,107,294
	Lifco AB, Class B	18,806	591,735
	Loomis AB	16,461	766,583
	Medicover AB, Class B	9,429	210,924
	Nordnet AB publ	29,215	962,954
	Sectra AB, Class B	40,431	1,125,006

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Sweco AB, Class B	37,915	$521,360
	Tele2 AB, Class B	223,821	4,589,299
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	14,689	173,477
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	311,205	3,712,364
	Telia Co. AB	364,196	1,904,198
	Volvo AB (VOLVA SS), Class A	54,973	1,916,995
	Volvo AB (VOLVB SS), Class B	410,093	14,294,503
TOTAL SWEDEN			61,360,089
SWITZERLAND — (8.3%)
	Geberit AG	12,634	8,537,560
#	Kuehne & Nagel International AG	22,568	5,300,475
	Nestle SA	368,216	37,278,056
	Novartis AG (NOVN SW)	42,814	6,327,467
	Novartis AG (NVS US), Sponsored ADR	117,075	17,309,539
#	Partners Group Holding AG	7,501	8,155,106
	Roche Holding AG	153,733	62,646,173
	Roche Holding AG (RO SW), Class BR	7,170	2,998,936
#	SGS SA	58,865	6,378,024
	Swisscom AG	1,283	1,085,197
TOTAL SWITZERLAND			156,016,533
UNITED KINGDOM — (12.1%)
	Admiral Group PLC	94,186	4,327,512
Ω	Airtel Africa PLC	278,231	1,343,751
	AstraZeneca PLC	117,354	21,988,619
	AstraZeneca PLC (AZN LN)	32,872	6,236,548
Ω	Autotrader Group PLC	176,072	1,184,423
	Babcock International Group PLC	34,611	521,424
	BP PLC (BP LN)	165,519	1,310,220
	BP PLC (BP US), Sponsored ADR	441,231	20,905,525
	BT Group PLC	2,677,069	7,870,140
	Bunzl PLC	7,601	250,575
	Coca-Cola HBC AG, Class DI	31,766	1,852,876
	Compass Group PLC	256,045	7,235,065
#	Diageo PLC (DEO US), Sponsored ADR	46,014	3,711,029
		Shares	Value»
UNITED KINGDOM — (Continued)
	Diageo PLC (DGE LN)	72,677	$1,469,484
	Endeavour Mining PLC	47,047	2,714,578
	Experian PLC	177,423	6,491,734
	Fresnillo PLC	37,976	1,676,897
	Games Workshop Group PLC	3,941	1,045,258
	GSK PLC (GSK LN)	1,058,901	27,761,698
	IMI PLC	37,036	1,410,629
	Imperial Brands PLC	379,216	14,407,414
	Intertek Group PLC	26,321	1,695,549
	Legal & General Group PLC	999,910	3,431,417
	Marks & Spencer Group PLC	798,644	3,593,066
	Next PLC	48,295	8,523,512
	Reckitt Benckiser Group PLC	172,734	10,990,816
	RELX PLC (REL LN)	45,322	1,652,727
#	RELX PLC (RELX US), Sponsored ADR	166,564	6,094,577
	RELX PLC (REN NA)	28,850	1,056,314
	Rolls-Royce Holdings PLC	911,543	14,668,146
	Sage Group PLC	71,439	852,027
	St. James's Place PLC	115,206	1,902,271
	Sunbelt Rentals Holdings, Inc.	221,086	16,617,704
	Tesco PLC	282,871	1,853,101
#	Unilever PLC UL US, Sponsored ADR	297,914	17,570,968
	Unilever PLC ULVRL IX	17,881	1,042,733
TOTAL UNITED KINGDOM			227,260,327
UNITED STATES — (0.0%)
	Sunococorp LLC	399	26,653
TOTAL COMMON STOCKS			1,758,785,135
PREFERRED STOCKS — (0.0%)
GERMANY — (0.0%)
	Volkswagen AG, 7.359%	7,629	773,643

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	4,241	$0
TOTAL INVESTMENT SECURITIES (Cost $1,111,337,886)			1,759,558,778
		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.5%)
@§	The DFA Short Term Investment Fund	10,583,549	$122,398,741
TOTAL INVESTMENTS — (100.0%)
(Cost $1,233,736,771)			$1,881,957,519
As of April 30, 2026, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	11	06/18/26	$3,943,664	$3,984,063	$40,399
Total Futures Contracts			$3,943,664	$3,984,063	$40,399
As of April 30, 2026, the value of Rule 144A securities amounted to $12,676,945 or 0.7% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$24,676,336	$98,117,564	—	$122,793,900
Austria	—	2,988,202	—	2,988,202
Belgium	—	16,881,716	—	16,881,716
Canada	188,506,011	—	—	188,506,011
Denmark	—	15,691,915	—	15,691,915
Finland	—	14,828,659	—	14,828,659
France	—	147,730,758	—	147,730,758
Germany	—	129,751,770	—	129,751,770
Hong Kong	—	30,175,918	—	30,175,918
Ireland	—	5,290,917	—	5,290,917
Israel	4,078,045	18,721,243	—	22,799,288
Italy	4,682,646	37,194,443	—	41,877,089
Japan	—	401,436,279	—	401,436,279
Netherlands	21,229,679	49,071,336	—	70,301,015
New Zealand	—	3,739,029	—	3,739,029
Norway	242,200	18,029,745	—	18,271,945
Portugal	—	3,018,825	—	3,018,825
Singapore	—	28,418,470	—	28,418,470
Spain	4,761,156	44,858,671	—	49,619,827
Sweden	173,477	61,186,612	—	61,360,089
Switzerland	17,309,539	138,706,994	—	156,016,533
United Kingdom	72,867,782	154,392,545	—	227,260,327

International High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$26,653	—	—	$26,653
Preferred Stocks
Germany	—	$773,643	—	773,643
Rights/Warrants
Canada	—	—	—	—
Securities Lending Collateral	—	122,398,741	—	122,398,741
Total Investments in Securities	$338,553,524	$1,543,403,995	—	$1,881,957,519
Financial Instruments
Assets
Futures Contracts**	40,399	—	—	40,399
Total Financial Instruments	$40,399	—	—	$40,399
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (3.9%)
*	29Metals Ltd.	222,878	$39,519
#	Accent Group Ltd.	139,081	61,970
#	Acrow Ltd.	55,518	35,445
	Adairs Ltd.	59,798	56,493
*	Aeris Resources Ltd.	225,024	64,260
	AGL Energy Ltd.	53,708	372,141
*	AIC Mines Ltd.	217,295	95,412
#*	Alkane Resources Ltd.	156,660	173,590
*	Alligator Energy Ltd.	469,718	13,823
*	Alpha HPA Ltd.	120,287	55,144
	ALS Ltd.	101,685	1,587,794
#*	AMA Group Ltd.	24,194	10,297
#	Amotiv Ltd.	32,739	152,276
	AMP Ltd.	576,773	612,326
*	Amplitude Energy Ltd.	58,218	73,437
	Ampol Ltd.	41,379	1,047,740
	Ansell Ltd.	47,501	911,226
	ANZ Group Holdings Ltd.	162,549	4,317,547
	APA Group	148,960	1,112,763
#*	Appen Ltd.	37,273	30,851
*	Arafura Rare Earths Ltd. (ARU AU)	54,136	14,268
#	ARB Corp. Ltd.	17,537	237,146
*	Ardea Resources Ltd.	24,487	11,553
	Aristocrat Leisure Ltd.	33,567	1,154,888
#	ARN Media Ltd.	85,589	17,358
	ASX Ltd.	9,361	410,159
	Atlas Arteria Ltd.	80,230	278,013
#	AUB Group Ltd.	29,943	557,655
*	Aura Energy Ltd.	10,768	1,041
*	Aurelia Metals Ltd.	372,787	79,494
	Aurizon Holdings Ltd.	488,430	1,475,556
*	Ausgold Ltd.	16,174	10,723
#	Aussie Broadband Ltd.	60,547	234,250
*	Austal Ltd.	145,296	438,131
#	Austin Engineering Ltd.	131,962	17,738
#*	Australian Agricultural Co. Ltd.	61,815	58,379
	Australian Clinical Labs Ltd.	34,433	47,231
#	Australian Ethical Investment Ltd.	36,512	106,891
	Australian Finance Group Ltd.	60,542	87,379
		Shares	Value»
AUSTRALIA — (Continued)
#*	Australian Strategic Materials Ltd.	46,853	$53,451
*	Australian Vanadium Ltd.	14,379	2,056
#	Autosports Group Ltd.	16,665	29,296
*	Baby Bunting Group Ltd.	37,265	38,851
	Bank of Queensland Ltd.	207,068	1,005,228
#	Bapcor Ltd.	227,350	93,120
*	BCI Minerals Ltd.	283,116	77,279
	Beach Energy Ltd.	549,533	466,790
#	Beacon Lighting Group Ltd.	27,743	30,990
#*	Beetaloo Energy Australia Ltd.	171,975	37,312
	Bega Cheese Ltd.	103,747	414,832
	Bell Financial Group Ltd.	47,306	45,514
*	Bellevue Gold Ltd.	335,185	364,429
	Bendigo & Adelaide Bank Ltd.	137,451	1,062,510
	BHP Group Ltd. (BHP AU)	437,849	17,329,776
#	BHP Group Ltd. (BHP LN), Class DI	36,303	1,440,812
#	BHP Group Ltd. (BHP US), Sponsored ADR	41,188	3,266,208
	Bisalloy Steel Group Ltd.	7,908	26,626
#*	Black Cat Syndicate Ltd. (BC8 AU)	39,271	32,109
	BlueScope Steel Ltd.	91,602	1,991,334
#*	Boss Energy Ltd.	84,734	86,248
*	Botanix Pharmaceuticals Ltd.	207,005	4,204
	Brambles Ltd.	208,343	3,410,356
#	Bravura Solutions Ltd.	115,951	179,165
#	Breville Group Ltd.	31,644	691,884
	Capral Ltd.	5,742	50,435
	Capricorn Metals Ltd.	132,193	1,096,051
	CAR Group Ltd.	9,467	174,636
	Cash Converters International Ltd.	41,035	8,957
#*	Catapult Sports Ltd.	33,176	79,200
	Cedar Woods Properties Ltd.	24,634	132,733

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Challenger Gold Ltd.	191,647	$19,532
	Challenger Ltd.	157,381	979,566
#	Champion Iron Ltd.	142,278	491,515
#*	Chrysos Corp. Ltd.	9,367	50,777
#	Civmec Australia Ltd.	99,675	111,664
	Cleanaway Waste Management Ltd.	594,561	953,846
#	Clinuvel Pharmaceuticals Ltd.	5,455	36,214
*	Coast Entertainment Holdings Ltd.	171,604	54,871
#	Cobram Estate Olives Ltd.	29,964	84,341
	Cochlear Ltd.	5,187	352,930
	Codan Ltd.	50,884	1,541,986
	COG Financial Services Ltd.	9,620	9,490
#	Cogstate Ltd.	19,223	34,386
	Coles Group Ltd.	177,481	2,828,691
	Collins Foods Ltd.	56,133	332,979
*	Comet Ridge Ltd.	142,861	17,161
	Commonwealth Bank of Australia	55,690	7,014,524
	Computershare Ltd.	66,614	1,463,456
#*	Core Lithium Ltd.	173,986	41,065
#Ω	Coronado Global Resources, Inc., CDI	114,480	22,990
#*††	Corporate Travel Management Ltd.	31,005	67,189
	Credit Corp. Group Ltd.	50,705	395,469
	CSL Ltd.	12,589	1,136,290
*	Cyprium Metals Ltd. CYM AU	70,612	18,913
	Dalrymple Bay Infrastructure Ltd.	78,702	307,887
#	Data#3 Ltd.	52,371	307,937
*	Deep Yellow Ltd.	250,673	335,801
*	Delta Lithium Ltd.	96,079	16,548
*	Develop Global Ltd.	50,294	195,441
	Dicker Data Ltd.	24,942	160,379
#	Domino's Pizza Enterprises Ltd.	15,528	186,217
	Downer EDI Ltd.	239,414	1,286,473
*	DUG Technology Ltd.	31,513	48,812
#	Duratec Ltd.	38,689	78,892
	Dyno Nobel Ltd.	574,618	1,364,430
	Eagers Automotive Ltd.	56,784	991,206
#*	Ecograf Ltd.	23,909	6,053
*††	Elanor Investor Group	19,470	2,159
#	Elders Ltd.	63,886	331,094
		Shares	Value»
AUSTRALIA — (Continued)
#*	Electro Optic Systems Holdings Ltd.	60,028	$397,536
	Embark Early Education Ltd.	42,831	13,115
*	Emeco Holdings Ltd.	99,439	81,314
*	Emerald Resources NL	204,363	862,492
#*	EML Payments Ltd.	97,511	29,673
#	Endeavour Group Ltd.	492,930	1,193,384
	EQT Holdings Ltd.	6,372	89,886
	Euroz Hartleys Group Ltd.	18,894	15,184
	Evolution Mining Ltd.	618,375	5,467,142
	EVT Ltd.	31,852	278,555
	Fenix Resources Ltd.	73,076	16,656
#	Fiducian Group Ltd.	1,992	12,788
#††	Firefinch Ltd.	50,216	1,356
	FleetPartners Group Ltd.	73,519	124,944
	Fleetwood Ltd.	28,254	34,255
#	Flight Centre Travel Group Ltd.	33,513	249,728
*	Focus Minerals Ltd.	21,741	37,817
	Fortescue Ltd.	221,560	3,193,360
#	G8 Education Ltd.	289,511	35,699
*	Galan Lithium Ltd. GLN AU	141,175	54,296
#	Generation Development Group Ltd.	34,296	97,865
*	Genesis Minerals Ltd.	147,776	636,752
*	Global Lithium Resources Ltd.	19,292	8,314
	GR Engineering Services Ltd.	30,276	99,001
	GrainCorp Ltd., Class A	75,363	335,017
*	Grange Resources Ltd.	238,429	31,034
	GWA Group Ltd.	41,433	59,802
	Hansen Technologies Ltd.	57,552	209,288
	Harvey Norman Holdings Ltd.	168,766	551,592
*	Hastings Technology Metals Ltd.	35,899	11,581
#	Healius Ltd.	431,602	157,652
	Helia Group Ltd.	140,658	547,384
	Helloworld Travel Ltd.	30,924	32,404
*	Hillgrove Resources Ltd.	246,721	7,086
	Horizon Oil Ltd.	202,365	34,420
*	Hot Chili Ltd.	32,615	39,232

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	HUB24 Ltd.	9,731	$595,471
#	Humm Group Ltd.	177,795	82,162
#	IDP Education Ltd.	32,070	77,063
*	IGO Ltd.	210,057	1,155,795
	Iluka Resources Ltd.	106,683	634,715
	Imdex Ltd.	181,352	533,461
#	Inghams Group Ltd.	73,546	100,385
	Insurance Australia Group Ltd.	461,627	2,510,374
#	Integral Diagnostics Ltd.	75,317	121,158
*	Invictus Energy Ltd.	279,782	12,956
#*	ioneer Ltd.	292,527	27,481
	IPD Group Ltd.	13,727	55,896
	IPH Ltd.	49,305	129,597
	IRESS Ltd.	46,759	230,189
	IVE Group Ltd.	47,768	89,271
	JB Hi-Fi Ltd.	33,341	1,861,992
*	Judo Capital Holdings Ltd.	198,945	206,809
#	Jumbo Interactive Ltd.	12,500	66,863
#	Jupiter Mines Ltd.	375,027	74,821
#	Karoon Energy Ltd.	245,860	387,578
*	Kelly Partners Group Holdings Ltd.	6,429	20,064
	Kelsian Group Ltd.	39,461	109,246
#	Kogan.com Ltd.	18,143	48,433
	L1 Group Ltd.	163,923	132,926
*	Lake Resources NL	197,205	13,557
#	Lendlease Corp. Ltd.	183,258	446,998
	Liberty Financial Group Ltd.	3,657	8,791
#*	Lifestyle Communities Ltd.	24,302	83,037
#	Lindsay Australia Ltd.	90,090	38,713
	Lottery Corp. Ltd.	340,266	1,362,122
#*	Lotus Resources Ltd.	77,595	54,696
	Lovisa Holdings Ltd.	19,939	345,192
	Lycopodium Ltd.	11,283	103,783
*	Lynas Rare Earths Ltd.	92,905	1,317,966
	MA Financial Group Ltd.	19,168	97,235
#	Maas Group Holdings Ltd.	20,394	65,171
	Macmahon Holdings Ltd.	525,240	276,744
	Macquarie Group Ltd.	15,513	2,665,012
#*	Macquarie Technology Group Ltd.	2,696	136,649
#	Mader Group Ltd.	14,929	80,855
	Magellan Financial Group Ltd.	57,196	424,067
		Shares	Value»
AUSTRALIA — (Continued)
#	McMillan Shakespeare Ltd.	21,795	$249,234
	Medibank Pvt Ltd.	357,450	1,215,448
#*	Megaport Ltd.	9,382	63,542
#*	Mesoblast Ltd. (MSB AU)	379,344	592,970
*	Metals X Ltd.	347,407	351,623
	Metcash Ltd.	387,900	763,839
*	MGX Resources Ltd.	213,479	60,879
*	Mineral Resources Ltd.	24,487	1,152,611
	Mitchell Services Ltd.	53,588	19,088
	Monadelphous Group Ltd.	37,594	763,559
#	Monash IVF Group Ltd.	105,786	55,685
	MotorCycle Holdings Ltd.	9,989	17,424
#*	Myer Holdings Ltd.	428,063	80,451
	MyState Ltd.	53,330	177,316
#*	Nanosonics Ltd.	5,619	14,086
	National Australia Bank Ltd.	211,468	6,117,288
	Navigator Global Investments Ltd.	131,506	236,245
	Netwealth Group Ltd.	40,723	699,394
#	New Hope Corp. Ltd.	177,568	703,945
#*	NEXTDC Ltd.	105,309	1,093,102
	nib holdings Ltd.	166,546	804,314
#	Nick Scali Ltd.	27,296	297,509
*	Nickel Industries Ltd.	679,936	515,690
	Nine Entertainment Co. Holdings Ltd.	435,013	301,008
	Northern Star Resources Ltd.	258,418	3,961,091
#*	Novonix Ltd.	129,576	23,839
	NRW Holdings Ltd.	213,519	952,033
#*	Nufarm Ltd.	92,163	163,575
*	Nuix Ltd.	41,496	45,711
#	Objective Corp. Ltd.	6,963	58,003
#*	OFX Group Ltd.	34,591	12,385
	OM Holdings Ltd.	46,008	9,010
*	Omni Bridgeway Ltd.	76,579	90,752
	oOh!media Ltd.	172,883	145,973
*	Ora Banda Mining Ltd.	48,859	47,768
	Orica Ltd.	102,947	1,570,201
	Origin Energy Ltd.	241,189	2,108,983
	Orora Ltd.	241,476	230,540
	Pacific Current Group Ltd.	15,421	119,093
#*	Paladin Energy Ltd.	76,725	656,219
*	Pantoro Gold Ltd.	106,043	253,540
#*	Paragon Care Ltd.	88,823	9,650
#	Peet Ltd.	131,518	171,015

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Peninsula Energy Ltd.	87,127	$32,255
#	Pepper Money Ltd.	22,882	28,650
	Perenti Ltd.	318,563	431,172
	Perpetual Ltd.	22,510	272,055
	Perseus Mining Ltd.	649,534	2,603,129
	Peter Warren Automotive Holdings Ltd.	23,508	19,967
*	PEXA Group Ltd.	41,157	373,968
#	Pinnacle Investment Management Group Ltd.	7,316	79,891
#*	PLS Group Ltd.	235,156	1,046,306
	Praemium Ltd.	17,729	8,740
	Premier Investments Ltd.	28,936	259,910
	Pro Medicus Ltd.	13,699	1,344,524
#	Propel Funeral Partners Ltd.	19,016	51,944
#	PWR Holdings Ltd.	23,772	149,528
	Qantas Airways Ltd.	74,582	456,023
	QBE Insurance Group Ltd.	405,890	6,574,551
	Qube Holdings Ltd.	310,211	1,129,516
	Ramelius Resources Ltd.	601,153	1,492,045
#	Ramsay Health Care Ltd.	53,285	1,507,274
	REA Group Ltd.	7,988	988,953
*	ReadyTech Holdings Ltd.	11,844	11,475
#	Reece Ltd.	21,676	216,095
#	Regal Partners Ltd.	43,887	73,472
	Regis Healthcare Ltd.	64,338	307,225
	Regis Resources Ltd.	290,027	1,487,127
	Reliance Worldwide Corp. Ltd.	148,665	352,556
*	Renascor Resources Ltd.	546,653	25,682
*	Resolute Mining Ltd.	917,612	785,224
	Ridley Corp. Ltd.	129,096	260,042
	Rio Tinto Ltd.	47,943	5,872,517
*	Sandfire Resources Ltd.	206,290	2,492,314
	Santos Ltd.	928,732	5,350,790
	SEEK Ltd.	58,067	582,910
*	Select Harvests Ltd.	54,186	149,800
	Servcorp Ltd.	17,474	81,761
	Service Stream Ltd.	247,108	348,385
	SGH Ltd.	33,336	944,168
	Shaver Shop Group Ltd.	37,320	37,303
	Sigma Healthcare Ltd.	456,567	923,038
		Shares	Value»
AUSTRALIA — (Continued)
#*	Silver Mines Ltd.	452,172	$53,647
	Sims Ltd. (SGM AU)	51,609	779,971
	SmartGroup Corp. Ltd.	30,144	196,600
	Solvar Ltd.	55,550	63,512
	Sonic Healthcare Ltd.	36,250	518,688
	South32 Ltd. (S32 AU)	467,955	1,386,807
	Southern Cross Electrical Engineering Ltd.	83,115	227,525
	Southern Cross Media Group Ltd.	108,427	44,767
	SRG Global Ltd.	198,496	414,613
#*	St Barbara Ltd.	310,903	140,066
	Stanmore Resources Ltd.	107,303	182,030
	Steadfast Group Ltd.	230,809	709,929
#*	Strickland Metals Ltd.	90,317	11,283
	Suncorp Group Ltd.	169,293	2,106,746
	Super Retail Group Ltd.	81,947	704,623
*	Superloop Ltd.	130,476	318,651
#*	Syrah Resources Ltd.	516,105	43,062
	Tabcorp Holdings Ltd.	806,839	663,152
*	Talga Group Ltd.	52,290	9,305
	Technology One Ltd.	81,650	1,682,442
#*	Telix Pharmaceuticals Ltd.	8,707	95,764
	Telstra Group Ltd. (TLS AU)	455,524	1,749,450
*	Temple & Webster Group Ltd.	6,889	28,667
#	Ten Sixty Four Ltd.	85,990	6,810
*	Tesoro Gold Ltd.	17,148	13,750
*	Titan Minerals Ltd.	28,602	17,236
	TPG Telecom Ltd.	85,414	258,341
	Transurban Group	142,785	1,447,092
#	Treasury Wine Estates Ltd.	97,931	307,802
#*	Tuas Ltd.	70,104	301,630
#*	Tyro Payments Ltd.	155,675	82,474
#	Universal Store Holdings Ltd.	2,706	14,437
	Vault Minerals Ltd.	418,647	1,396,714
	Ventia Services Group Pty. Ltd.	320,736	1,234,731
Ω	Viva Energy Group Ltd.	354,814	630,843
#*	Vulcan Energy Resources Ltd.	96,841	275,752
	Vulcan Steel Ltd.	5,745	21,402
	Wagners Holding Co. Ltd.	3,531	11,652

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Washington H Soul Pattinson & Co. Ltd.	25,375	$773,784
*	WEB Travel Group Ltd.	39,553	76,468
#	Webjet Group Ltd.	88,207	33,629
	Wesfarmers Ltd.	85,628	4,548,785
*	West African Resources Ltd.	453,612	987,701
	Westgold Resources Ltd.	377,427	1,498,312
	Westpac Banking Corp.	185,464	5,188,664
	Whitehaven Coal Ltd.	298,418	1,823,522
#*	Wildcat Resources Ltd.	227,985	98,132
#	WiseTech Global Ltd.	6,420	202,201
	Woodside Energy Group Ltd. (WDS AU)	121,140	2,896,171
	Woodside Energy Group Ltd. (WDS LN)	19,303	466,251
#	Woodside Energy Group Ltd. (WDS US), ADR	26,346	628,349
	Woolworths Group Ltd.	68,332	1,696,717
	Worley Ltd.	91,851	786,816
#*	Xero Ltd.	13,958	819,728
	XRF Scientific Ltd.	28,628	37,599
#	Yancoal Australia Ltd.	114,661	630,898
#*	Zip Co. Ltd.	246,231	443,976
TOTAL AUSTRALIA			213,213,956
AUSTRIA — (0.5%)
*	Addiko Bank AG	4,609	149,213
	Agrana Beteiligungs AG	3,069	42,993
	ANDRITZ AG	21,497	1,826,613
*	AT&S Austria Technologie & Systemtechnik AG	8,628	955,755
Ω	BAWAG Group AG	25,816	4,421,010
	CA Immobilien Anlagen AG	4,920	157,656
*	CPI Europe AG	7,356	134,750
	DO & Co. AG	3,370	687,253
	Erste Group Bank AG	33,760	3,730,345
*	Eurotelesites AG	17,409	95,934
	EVN AG	13,989	475,317
*	FACC AG	1,947	30,123
	Frequentis AG	473	40,789
		Shares	Value»
AUSTRIA — (Continued)
*	Immofinanz AG (IIA AV)	12,053	$0
#*	Lenzing AG	2,954	80,853
	Mayr Melnhof Karton AG	1,733	162,697
#	Oesterreichische Post AG	9,276	349,182
	OMV AG	48,840	3,447,620
	Palfinger AG	3,950	162,542
*	POLYTEC Holding AG	5,419	25,815
	Porr AG	6,862	314,683
	Raiffeisen Bank International AG	26,575	1,449,550
#	SBO AG	2,329	101,081
*	Semperit AG Holding	1,666	29,236
	Strabag SE (STR AV), Class BR	7,217	761,641
	Telekom Austria AG	49,868	566,886
*	UBM Development AG	1,357	27,289
	UNIQA Insurance Group AG	36,734	704,850
#	Verbund AG	4,926	371,683
	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,545	1,170,469
	voestalpine AG	30,687	1,586,610
	Wienerberger AG	33,575	973,480
	Zumtobel Group AG	7,184	30,390
TOTAL AUSTRIA			25,064,308
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	3,045,820
	Ageas SA	62,536	4,900,610
*	AGFA-Gevaert NV	61,134	34,024
#	Anheuser-Busch InBev SA (ABI BB)	63,129	4,770,127
*	Argenx SE (ARGX BB)	353	276,832
*	Argenx SE (ARGX US), ADR	673	526,098
*	Atenor	4,770	9,516
	Azelis Group NV	25,006	331,317
	Barco NV	12,694	142,085
	Bekaert SA	14,584	720,174
*	bpost SA	34,271	73,032
	Cie d'Entreprises CFE	5,331	71,198
*	CMB Tech NV	31,088	428,481
#	Colruyt Group NV	11,361	437,916
	Deceuninck NV	23,610	59,306

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Deme Group NV	2,932	$669,070
#	D'ieteren Group	6,531	1,349,574
	Econocom Group SA NV	33,625	55,774
	Elia Group SA	5,960	988,411
	EVS Broadcast Equipment SA	4,646	204,890
	Fagron	23,221	655,063
*	Galapagos NV (GLPG BB)	11,025	312,359
*	Galapagos NV (GLPG NA)	9,382	263,432
	Gimv NV	9,015	507,973
*	Hyloris Pharmaceuticals SA	480	2,735
*	Immobel SA	1,567	40,667
	Ion Beam Applications	1,418	22,299
	Jensen-Group NV	1,808	145,908
	KBC Group NV	47,883	6,373,128
	Kinepolis Group NV	2,650	95,244
	Lotus Bakeries NV	137	1,649,262
#	Melexis NV	7,572	637,218
#*	Ontex Group NV	16,997	58,086
*	Orange Belgium SA	8,117	199,942
	Proximus SADP	40,263	307,112
#	Recticel SA	13,378	158,713
	Sipef NV	2,093	249,704
#	Solvay SA	27,594	901,047
	Syensqo SA	15,327	1,016,781
#	Tessenderlo Group SA	7,805	195,837
	UCB SA	13,280	3,616,028
	Umicore SA	20,391	412,413
	Van de Velde NV	1,720	66,145
	VGP NV	4,220	433,237
	Viohalco SA	4,480	76,861
TOTAL BELGIUM			37,491,449
BRAZIL — (1.1%)
	Allied Tecnologia SA	30,900	39,001
	Allos SA	81,236	502,822
	Allpark Empreendimentos Participacoes e Servicos SA	11,400	9,761
	Alupar Investimento SA	47,889	333,650
#	Ambev SA (ABEV US), ADR	117,295	342,501
	Anima Holding SA	52,815	42,343
		Shares	Value»
BRAZIL — (Continued)
	Armac Locacao Logistica E Servicos SA	6,800	$6,550
*	Aura Minerals, Inc.	2,500	211,925
	Auren Energia SA	9,752	27,355
	Axia Energia SA	74,531	933,933
	B3 SA - Brasil Bolsa Balcao	285,643	1,040,055
	Banco Bradesco SA (BBDC3 BZ)	90,192	304,538
	Banco BTG Pactual SA	49,957	598,661
	Banco do Brasil SA	128,624	576,909
	Banco Santander Brasil SA	325,163	1,906,929
	BB Seguridade Participacoes SA	71,046	486,094
	Bemobi Mobile Tech SA	21,514	113,831
*	Blau Farmaceutica SA	21,450	43,448
	BR Advisory Partners Participacoes SA	16,368	60,986
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,201	113,441
*	Brava Energia	61,290	236,777
	C&A Modas SA	88,642	202,639
	Caixa Seguridade Participacoes SA	23,666	86,457
	Camil Alimentos SA	34,357	44,058
*	Cia Brasileira de Aluminio	86,745	185,514
*	Cia Brasileira de Distribuicao	77,036	37,337
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	2,166	72,834
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	158,940	1,064,029
	Cia de Saneamento de Minas Gerais Copasa MG	66,502	725,750
	Cia De Sanena Do Parana (SAPR11 BZ)	85,475	699,777

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Cia De Sanena Do Parana (SAPR3 BZ)	35,300	$66,511
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	12,653	31,885
	Cia Energetica de Minas Gerais (CMIG3 BZ)	55,020	186,778
	Cia Paranaense de Energia - Copel CPLE3 BZ	292,899	940,485
#	Cia Paranaense de Energia - Copel ELPC US, ADR	1,200	15,444
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	150,260	189,046
*	CM Hospitalar SA	52,000	14,282
	Cogna Educacao SA	668,222	375,148
	Construtora Tenda SA	21,600	122,574
*	Cosan SA	47,703	48,553
	CPFL Energia SA	23,416	231,379
	Cruzeiro do Sul Educacional SA	89,202	96,916
	CSU Digital SA	8,100	29,362
	Cury Construtora e Incorporadora SA	50,765	308,170
*	CVC Brasil Operadora e Agencia de Viagens SA	105,828	41,247
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	96,487	457,708
Ω	Desktop SA	36,610	136,036
	Dexco SA	112,254	118,107
*	Diagnosticos da America SA	72,780	49,678
	Dimed SA Distribuidora da Medicamentos	29,900	81,938
	Direcional Engenharia SA	96,675	250,873
	EcoRodovias Infraestrutura e Logistica SA	68,469	121,540
	Embraer SA	89,895	1,398,585
	Empreendimentos Pague Menos SA PGMN3 BZ	142,080	159,531
		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	63,052	$672,565
*	Eneva SA	96,375	527,048
	Engie Brasil Energia SA	38,620	275,389
	Equatorial SA	141,531	1,209,579
	Even Construtora e Incorporadora SA	52,473	66,018
	Ez Tec Empreendimentos e Participacoes SA	44,882	126,440
	Fleury SA	62,825	204,012
	Fras-Le SA	20,106	87,785
	Gerdau SA, Sponsored ADR	211,221	965,280
Ω	GPS Participacoes e Empreendimentos SA	49,471	150,657
	Grendene SA	96,450	85,313
*	Grupo Casas Bahia SA	37,300	20,187
	Grupo Mateus SA	137,653	120,646
	Grupo Multi SA	81,400	25,808
	Grupo SBF SA	46,303	103,045
	Guararapes Confeccoes SA	34,300	66,428
*Ω	Hapvida Participacoes e Investimentos SA	30,355	75,952
	Hospital Mater Dei SA	12,100	14,026
	Hypera SA HYPE3 BZ	104,487	475,401
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	2,900	8,357
	Iochpe Maxion SA	29,460	56,221
	Irani Papel e Embalagem SA	35,169	55,398
*	IRB-Brasil Resseguros SA	30,327	327,659
*	JBS NV, BDR	58,404	933,653
	JHSF Participacoes SA	143,259	363,080
	Kepler Weber SA	46,800	73,530
	Klabin SA	302,841	1,069,038
	Lavvi Empreendimentos Imobiliarios SA	28,200	74,318
	Localiza Rent a Car SA	194,552	1,803,765

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	LOG Commercial Properties e Participacoes SA	12,594	$67,730
*	Log-in Logistica Intermodal SA	10,894	67,980
*	Lojas Quero-Quero SA	54,141	19,680
	Lojas Renner SA	329,888	906,029
Ω	LWSA SA	57,777	44,221
	M Dias Branco SA	22,858	108,386
	Magazine Luiza SA	121,823	202,472
	Mahle Metal Leve SA	16,900	116,209
	Marcopolo SA	65,580	85,289
	MBRF Global Foods Co. SA	132,919	467,866
*Ω	Meliuz SA	63,300	52,156
	Melnick Even Desenvolvimento Imobiliario SA	52,047	35,421
	Mills Locacao Servicos e Logistica SA	50,104	128,604
	Minerva SA	92,886	71,281
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	12,900	9,639
	Motiva Infraestrutura de Mobilidade SA	218,433	705,789
	Moura Dubeux Engenharia SA	30,942	188,646
	Movida Participacoes SA MOVI3 BZ	30,907	75,773
*	Movida Participacoes SA MOVI9 BZ	9,387	22,900
	MPM Corporeos SA	63,900	12,904
*	MRV Engenharia e Participacoes SA	139,788	195,350
	Multiplan Empreendimentos Imobiliarios SA	40,891	261,938
*	Natura Cosmeticos SA	203,694	419,169
*	Oceanpact Servicos Maritimos SA	27,300	56,951
	Odontoprev SA	76,893	236,806
	Petroleo Brasileiro SA - Petrobras	591,115	6,533,326
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	24,230	481,692
	Petroreconcavo SA	30,207	79,059
		Shares	Value»
BRAZIL — (Continued)
	Plano & Plano Desenvolvimento Imobiliario SA	19,900	$40,951
	Porto Seguro SA	92,486	929,940
	Positivo Tecnologia SA	23,500	19,932
*	PRIO SA	226,863	3,042,531
	Profarma Distribuidora de Produtos Farmaceuticos SA	15,232	24,424
	Qualicorp Consultoria e Corretora de Seguros SA	77,000	27,834
	Raia Drogasil SA	161,486	715,498
Ω	Rede D'Or Sao Luiz SA	15,563	120,594
	Romi SA	26,826	37,109
	Rumo SA	63,328	201,169
	Sao Martinho SA	42,800	139,763
#	Sendas Distribuidora SA (ASAI US), ADR	3,578	32,417
	Sendas Distribuidora SA (ASAI3 BZ)	240,430	429,703
Ω	Ser Educacional SA	45,190	115,991
	Simpar SA SIMH3 BZ	51,999	115,722
*	Simpar SA SIMH9 BZ	21,679	48,246
	SLC Agricola SA	61,078	209,685
	Smartfit Escola de Ginastica e Danca SA	64,148	223,724
	Suzano SA (SUZB3 BZ)	117,293	1,038,436
	Tegma Gestao Logistica SA	12,418	79,998
#	Telefonica Brasil SA (VIV US), ADR	1,013	16,076
	Telefonica Brasil SA (VIVT3 BZ)	53,240	422,003
	TIM SA	197,300	1,025,986
	TOTVS SA	29,773	191,560
	Transmissora Alianca de Energia Eletrica SA	75,150	645,296
	Tres Tentos Agroindustrial SA	27,032	91,712
	Trisul SA	47,104	46,326
*	Tupy SA	11,471	32,478
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	23,148	138,657
	Ultrapar Participacoes SA (UGPA3 BZ)	151,577	916,478

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Uniao Pet Participacoes SA	59,500	$41,094
	Unifique Telecomunicacoes SA	92,245	127,606
	Unipar Carbocloro SA	8,239	99,914
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	12,000	19,508
	Vale SA (VALE US), Sponsored ADR	75,500	1,235,180
	Vale SA (VALE3 BZ)	331,823	5,439,918
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,985	115,488
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	130,853	104,644
	Veste SA Estilo	1,700	1,222
	Vibra Energia SA	277,747	1,867,801
	Vivara Participacoes SA	28,310	147,559
	Vulcabras SA	27,830	88,686
	WEG SA	61,968	561,389
	Wiz Co.	41,100	73,621
	YDUQS Participacoes SA	43,874	87,362
TOTAL BRAZIL			59,342,776
CANADA — (8.1%)
*	5N Plus, Inc.	29,800	718,921
#	Acadian Timber Corp.	4,133	52,334
*	Aclara Resources, Inc.	5,300	18,963
*	ACT Energy Technologies Ltd.	10,100	50,487
	ADENTRA, Inc.	6,945	174,398
	ADF Group, Inc.	6,900	51,914
*	Advantage Energy Ltd.	61,829	470,198
	Aecon Group, Inc.	16,749	616,027
#	AG Growth International, Inc.	3,837	54,800
	AGF Management Ltd., Class B	30,300	361,365
	Agnico Eagle Mines Ltd. (AEM CN)	21,673	4,075,462
	Agnico Eagle Mines Ltd. (AEM US)	30,196	5,683,189
		Shares	Value»
CANADA — (Continued)
#*	Aimia, Inc.	23,772	$47,602
*	Air Canada	54,502	748,307
	Alamos Gold, Inc. (AGI CN), Class A	33,219	1,325,483
	Alamos Gold, Inc. (AGI US), Class A	66,737	2,665,476
	Algoma Central Corp.	5,500	89,403
	Algoma Steel Group, Inc. (ASTL US)	18,583	86,783
	Algonquin Power & Utilities Corp. (AQN CN)	23,300	146,145
	Algonquin Power & Utilities Corp. (AQN US)	95,148	597,529
	Alimentation Couche-Tard, Inc.	57,848	3,422,288
*	Allied Gold Corp.	93	2,796
	AltaGas Ltd.	97,660	3,660,228
	Altius Minerals Corp.	8,140	295,254
#	Altus Group Ltd.	5,925	196,984
	Amerigo Resources Ltd.	65,100	275,094
*	Andean Precious Metals Corp.	6,000	27,607
	Andrew Peller Ltd., Class A	10,400	42,952
	ARC Resources Ltd.	223,662	5,305,240
*	Aritzia, Inc.	39,144	4,131,538
	Atco Ltd., Class I	16,401	822,374
#*	Athabasca Oil Corp.	187,300	1,649,139
	AtkinsRealis Group, Inc.	26,330	1,816,845
*	ATS Corp. (ATS CN)	14,128	458,366
#*	Aurora Cannabis, Inc. (ACB CN)	552	1,899
#*	Aurora Cannabis, Inc. (ACB US)	471	1,620
*	AutoCanada, Inc.	7,564	128,410
	B2Gold Corp. (BTG US)	259,700	1,168,650
	B2Gold Corp. (BTO CN)	337,844	1,527,120
	Badger Infrastructure Solutions Ltd.	13,920	673,276
#*	Ballard Power Systems, Inc. (BLDP CN)	4,900	16,702
#*	Ballard Power Systems, Inc. (BLDP US)	75,968	258,291
	Bank of Montreal (BMO US)	67,310	10,237,851

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Bank of Nova Scotia (BNS CN)	3,916	$304,666
	Bank of Nova Scotia (BNS US)	73,748	5,737,594
	Barrick Mining Corp.	32,190	1,266,355
	Barrick Mining Corp. (ABX CN)	3,391	133,233
	Barrick Mining Corp. (B US)	150,752	5,930,584
*	Bausch & Lomb Corp.	11,157	177,396
*	Bausch Health Cos., Inc. (BHC CN)	18,127	103,957
#*	Bausch Health Cos., Inc. (BHC US)	12,986	74,280
	Baytex Energy Corp.	233,028	1,181,995
#	BCE, Inc. (BCE CN)	156	3,707
	BCE, Inc. (BCE US)	18,228	433,462
	Birchcliff Energy Ltd.	95,315	451,191
	Bird Construction, Inc.	19,843	731,739
	Black Diamond Group Ltd.	16,027	199,991
#*	BlackBerry Ltd. BB US	38,037	205,400
	BMTC Group, Inc.	1,900	18,072
*	Bombardier, Inc. (BBD/A CN), Class A	504	107,379
*	Bombardier, Inc. (BBD/B CN), Class B	15,738	3,344,208
#*	Bonterra Energy Corp.	9,276	49,168
	Boralex, Inc., Class A	22,043	596,533
	Boyd Group, Inc.	6,629	819,432
	Bridgemarq Real Estate Services	1,100	11,467
	Brookfield Corp. (BN US)	35,638	1,607,987
	Brookfield Infrastructure Corp. BIPC US, Class A	24,569	909,053
#	Brookfield Renewable Corp. BEPC US	12,980	470,655
	Brookfield Wealth Solutions Ltd.	1,103	49,778
	BRP, Inc. (DOO CN)	18	1,007
	BRP, Inc. (DOOO US)	3,234	180,942
#*	CAE, Inc. (CAE CN)	5,583	145,910
*	CAE, Inc. (CAE US)	50,555	1,319,991
*	Calfrac Well Services Ltd.	10,500	41,355
		Shares	Value»
CANADA — (Continued)
	Calian Group Ltd.	3,900	$202,960
	Cameco Corp. (CCJ US)	7,383	908,404
	Canaccord Genuity Group, Inc.	27,451	239,478
*	Canada Goose Holdings, Inc. (GOOS US)	7,442	84,690
	Canada Packers, Inc.	5,181	70,181
#	Canadian Imperial Bank of Commerce (CM US)	73,320	8,170,781
	Canadian National Railway Co. (CNI US)	34,588	3,878,352
	Canadian National Railway Co. (CNR CN)	60	6,739
	Canadian Natural Resources Ltd. (CNQ CN)	68	3,246
	Canadian Natural Resources Ltd. (CNQ US)	240,402	11,464,771
	Canadian Pacific Kansas City Ltd. (CP US)	36,998	3,217,346
	Canadian Tire Corp. Ltd., Class A	15,554	2,163,144
	Canadian Utilities Ltd., Class A	27,641	986,721
#*	Canfor Corp.	16,248	144,735
#	Capital Power Corp.	32,001	1,531,082
*	Capstone Copper Corp.	222,040	1,850,401
	Cardinal Energy Ltd.	45,786	418,305
#	Cargojet, Inc.	1,100	64,007
#	Cascades, Inc.	40,855	323,628
*	Cavvy Energy Ltd.	16,500	16,520
	CCL Industries, Inc., Class B	40,088	2,531,563
*	Celestica, Inc. (CLS CN)	12,456	5,113,897
*	Celestica, Inc. (CLS US)	21,839	8,945,036
	Cenovus Energy, Inc. (CVE CN)	50,104	1,465,847
	Cenovus Energy, Inc. (CVE US)	292,658	8,557,320
	Centerra Gold, Inc.	75,250	1,309,611
	CES Energy Solutions Corp.	98,206	1,398,243
	CGI, Inc. (GIB US)	12,981	849,477

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CGI, Inc. (GIBA CN)	12,368	$809,540
#*	Cineplex, Inc.	20,543	171,954
*	Cipher Pharmaceuticals, Inc.	4,757	62,021
	Cogeco Communications, Inc.	5,105	236,543
	Cogeco, Inc.	1,507	70,039
	Colliers International Group, Inc. (CIGI CN)	1,500	156,808
	Colliers International Group, Inc. (CIGI US)	9,213	963,496
#	Computer Modelling Group Ltd.	20,884	62,421
	Constellation Software, Inc.	1,541	2,806,541
	Corby Spirit & Wine Ltd.	3,900	42,206
#*	Cronos Group, Inc. (CRON CN)	7,100	18,921
*	Cronos Group, Inc. (CRON US)	65,834	175,777
	Definity Financial Corp.	31,708	1,616,505
*	Descartes Systems Group, Inc. (DSGX US)	6,343	457,394
	Dexterra Group, Inc.	10,116	87,355
#*	Docebo, Inc.	2,175	41,583
	Dollarama, Inc.	42,500	5,431,590
	Doman Building Materials Group Ltd.	26,592	201,640
	Dominion Lending Centres, Inc.	2,400	17,138
*	Dorel Industries, Inc., Class B	11,212	13,702
	DPM Metals, Inc.	81,044	2,721,255
	DREAM Unlimited Corp., Class A	13,700	186,587
#	Dye & Durham Ltd.	3,536	9,111
	Dynacor Group, Inc.	9,700	41,489
	E-L Financial Corp. Ltd.	40,000	502,080
	Eldorado Gold Corp. (EGO US)	11,213	348,612
	Eldorado Gold Corp. (ELD CN)	68,170	2,106,293
	Element Fleet Management Corp.	136,349	3,255,272
		Shares	Value»
CANADA — (Continued)
#	Emera, Inc.	36,534	$1,949,143
	Empire Co. Ltd., Class A	50,247	1,720,091
	Enbridge, Inc. (ENB CN)	31,909	1,769,793
	Enbridge, Inc. (ENB US)	60,256	3,339,388
	Enerflex Ltd. (EFX CN)	27,412	735,574
	Enerflex Ltd. (EFXT US)	14,894	399,457
#	Enghouse Systems Ltd.	11,709	146,109
*	Ensign Energy Services, Inc.	46,169	130,178
	EQB, Inc.	11,580	1,050,968
	Equinox Gold Corp. (EQX CN)	20,147	281,509
#	Equinox Gold Corp. (EQX US)	129,992	1,814,688
*	ERO Copper Corp. (ERO CN)	5,978	154,517
*	ERO Copper Corp. (ERO US)	18,292	472,848
	Evertz Technologies Ltd.	8,500	100,121
	Exchange Income Corp.	9,600	707,093
	Exco Technologies Ltd.	9,498	51,603
	Extendicare, Inc.	25,174	555,613
	Fairfax Financial Holdings Ltd.	4,353	7,533,012
#	Fiera Capital Corp.	22,573	95,719
	Finning International, Inc.	56,844	4,163,022
*	Firan Technology Group Corp.	6,200	91,059
	Firm Capital Mortgage Investment Corp.	12,744	115,774
#	First Majestic Silver Corp. (AG US)	47,502	936,264
	First Majestic Silver Corp. (FR CN)	2	39
*	First Mining Gold Corp.	38,585	12,214
*	First Quantum Minerals Ltd.	139,885	3,425,167
	FirstService Corp. (FSV US)	6,756	904,020
*	Foraco International SA	25,652	59,487
	Fortis, Inc. (FTS CN)	26,247	1,500,988

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Fortis, Inc. (FTS US)	15,999	$915,303
*	Fortuna Mining Corp. (FSM US)	55,338	534,012
*	Fortuna Mining Corp. (FVI CN)	83,472	805,008
#	Franco-Nevada Corp. (FNV US)	6,682	1,539,132
*	Freegold Ventures Ltd.	46,600	39,109
#	Freehold Royalties Ltd.	41,798	553,573
	Frontera Energy Corp.	8,802	95,190
*	Fury Gold Mines Ltd.	34,500	18,795
*	Galiano Gold, Inc. GAU US	29,000	67,280
	Gamehost, Inc.	8,187	80,704
	George Weston Ltd.	26,172	1,888,792
#	GFL Environmental, Inc.	17,975	720,977
	Gibson Energy, Inc.	58,333	1,277,584
#	Gildan Activewear, Inc. (GIL CN)	389	24,142
	Gildan Activewear, Inc. (GIL US)	48,926	3,032,923
*	Global Atomic Corp.	46,400	26,986
#	goeasy Ltd.	5,100	127,692
*	GoGold Resources, Inc.	57,700	111,292
*	GoldMoney, Inc.	1,420	16,956
	Great-West Lifeco, Inc.	23,471	1,254,114
*	Haivision Systems, Inc.	8,928	43,445
	Hammond Manufacturing Co. Ltd., Class A	1,300	12,413
#	Hammond Power Solutions, Inc.	3,227	686,974
	Headwater Exploration, Inc.	85,184	841,587
	High Liner Foods, Inc.	4,375	44,286
*	HLS Therapeutics, Inc.	2,000	6,847
	Hudbay Minerals, Inc. (HBM CN)	121,585	2,812,394
	Hudbay Minerals, Inc. (HBM US)	55,600	1,284,916
Ω	Hydro One Ltd.	28,071	1,206,039
*	i-80 Gold Corp.	470	709
	iA Financial Corp., Inc.	36,578	4,707,598
		Shares	Value»
CANADA — (Continued)
*	IAMGOLD Corp. (IAG US)	12,000	$202,440
*	IAMGOLD Corp. (IMG CN)	244,187	4,109,482
	IGM Financial, Inc.	24,077	1,342,328
*	Imperial Metals Corp.	26,884	133,594
#	Imperial Oil Ltd. (IMO CN)	6,378	854,375
	Imperial Oil Ltd. (IMO US)	18,005	2,413,030
	Information Services Corp.	4,900	164,241
	InPlay Oil Corp.	783	10,201
	Intact Financial Corp.	30,879	5,950,064
*	Interfor Corp.	14,670	105,515
*	Ivanhoe Mines Ltd., Class A	15,341	124,232
Ω	Jamieson Wellness, Inc.	5,611	139,661
*	Journey Energy, Inc.	11,300	48,000
*	K92 Mining, Inc.	91,062	1,673,286
	K-Bro Linen, Inc.	3,900	108,845
*	Kelt Exploration Ltd.	59,923	443,351
#	Keyera Corp.	67,621	2,612,545
*	Kinaxis, Inc.	138	14,258
	Kinross Gold Corp. (K CN)	239,508	7,255,681
*	Knight Therapeutics, Inc.	28,578	157,791
*	Kolibri Global Energy, Inc.	5,000	28,748
#	KP Tissue, Inc.	2,889	24,204
#	Labrador Iron Ore Royalty Corp.	20,388	426,116
*	Laramide Resources Ltd.	25,000	13,988
	Lassonde Industries, Inc., Class A	1,012	166,527
	Laurentian Bank of Canada	72	2,135
	Leon's Furniture Ltd.	10,815	208,999
#*	Lightspeed Commerce, Inc. (LSPD US)	30,370	280,922
	Linamar Corp.	15,966	1,068,318
#*	Lithium Americas Corp.	10,200	58,446
	Loblaw Cos. Ltd.	47,236	2,177,582
*	Lucara Diamond Corp.	157,133	27,763
	Lundin Gold, Inc.	28,317	1,903,088
	Lundin Mining Corp.	74,788	1,919,321
	Magellan Aerospace Corp.	6,028	111,210

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Magna International, Inc. (MG CN)	5,037	$320,572
	Magna International, Inc. (MGA US)	82,699	5,265,445
	Mainstreet Equity Corp.	1,200	160,421
*	Major Drilling Group International, Inc.	26,820	309,397
	Manulife Financial Corp. (MFC CN)	20,608	810,302
#	Manulife Financial Corp. (MFC US)	65,433	2,570,863
	Maple Leaf Foods, Inc.	26,092	551,287
	Martinrea International, Inc.	49,585	366,499
*	Mattr Corp.	11,864	83,236
*	MDA Space Ltd.	27,244	833,155
*	Medexus Pharmaceuticals, Inc.	5,100	14,868
	Medical Facilities Corp.	9,422	119,097
	Melcor Developments Ltd.	4,200	57,325
	Meren Energy, Inc.	30,129	55,230
	Methanex Corp. (MEOH US)	16,111	1,055,915
	Methanex Corp. (MX CN)	2,739	179,219
	Metro, Inc.	45,328	3,038,649
	Morguard Corp.	700	62,097
	MTY Food Group, Inc.	3,774	112,768
#	Mullen Group Ltd.	28,703	434,449
	National Bank of Canada	37,926	5,724,818
	Neo Performance Materials, Inc.	5,700	106,166
*	NFI Group, Inc.	16,202	259,547
	North American Construction Group Ltd. (NOA CN)	5,210	76,557
	North American Construction Group Ltd. (NOA US)	1,500	22,005
	North West Co., Inc.	19,336	724,273
	Northland Power, Inc.	82,531	1,419,313
	Nutrien Ltd. (NTR CN)	29,041	2,207,445
	Nutrien Ltd. (NTR US)	40,814	3,101,843
		Shares	Value»
CANADA — (Continued)
#*	Obsidian Energy Ltd. (OBE US)	20,922	$298,766
	OceanaGold Corp.	101,761	3,150,921
	Onex Corp.	26,115	2,200,362
#	Open Text Corp. (OTEX US)	77,667	1,759,934
	OR Royalties, Inc. (OR CN)	3,446	126,921
*	Orezone Gold Corp.	53,400	79,804
#*	Organigram Global, Inc.	5,451	7,674
	Pan American Silver Corp. (PAAS CN)	85,696	4,484,337
	Pan American Silver Corp. (PAAS US)	18,699	977,771
#	Paramount Resources Ltd., Class A	26,912	609,023
	Parex Resources, Inc.	25,896	545,620
	Pason Systems, Inc.	26,993	277,610
	Pembina Pipeline Corp. (PBA US)	98,864	4,599,153
#	Pembina Pipeline Corp. (PPL CN)	1,809	84,200
	Pet Valu Holdings Ltd.	6,425	100,607
#	Peyto Exploration & Development Corp.	79,758	1,527,225
	PHX Energy Services Corp.	16,900	153,156
	Pine Cliff Energy Ltd.	37,500	17,668
	Pizza Pizza Royalty Corp.	8,700	99,915
*	PMET Resources, Inc.	3,100	13,625
	Polaris Renewable Energy, Inc.	8,314	78,467
#	Pollard Banknote Ltd.	3,483	45,744
	PrairieSky Royalty Ltd.	51,258	1,294,705
*	Precision Drilling Corp. (PD CN)	3,312	308,922
*	Precision Drilling Corp. (PDS US)	1,638	152,875
#	Premium Brands Holdings Corp.	9,946	624,211
#	Propel Holdings, Inc.	8,500	136,916
#*	Quarterhill, Inc.	41,182	44,567
	Quebecor, Inc., Class B	63,577	2,676,286
#	RB Global, Inc. (RBA CN)	2,500	261,199
	RB Global, Inc. (RBA US)	13,472	1,405,130

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Real Matters, Inc.	7,018	$29,708
	Restaurant Brands International, Inc. (QSR CN)	11,748	947,987
#	Restaurant Brands International, Inc. (QSR US)	16,446	1,326,863
	Richelieu Hardware Ltd.	15,100	441,545
	Rogers Communications, Inc. (RCI US), Class B	76,837	2,799,172
	Rogers Communications, Inc. (RCIB CN), Class B	9,801	356,800
	Rogers Sugar, Inc.	41,478	200,619
	Royal Bank of Canada (RY CN)	72,395	13,020,814
	Royal Bank of Canada (RY US)	63,446	11,418,377
	Russel Metals, Inc.	21,780	847,726
*	Sangoma Technologies Corp.	5,900	25,192
	Saputo, Inc.	51,176	1,549,578
*	Saturn Oil & Gas, Inc.	33,500	166,224
	Savaria Corp.	13,566	298,415
#*	Seabridge Gold, Inc. (SA US)	22	615
#*	Seabridge Gold, Inc. (SEA CN)	4,791	133,711
	Secure Waste Infrastructure Corp.	95,708	1,631,126
*	Shopify, Inc. (SHOP US), Class A	11,068	1,340,667
	Sienna Senior Living, Inc.	21,062	362,830
#*	SNDL, Inc.	5,618	7,640
*	Source Energy Services Ltd.	6,300	82,695
	South Bow Corp. SOBO CN	2,386	81,679
	South Bow Corp. SOBO US	63,007	2,157,360
*	Spartan Delta Corp.	22,837	234,532
	Sprott, Inc. (SII CN)	1,989	259,777
	Sprott, Inc. (SII US)	2,253	293,791
*	SSR Mining, Inc. (SSRM CN)	72,417	2,085,584
	Stantec, Inc. (STN CN)	10,722	979,255
		Shares	Value»
CANADA — (Continued)
	Stantec, Inc. (STN US)	12,160	$1,110,208
	Stella-Jones, Inc.	15,113	935,251
	StorageVault Canada, Inc.	40,254	130,392
	Strathcona Resources Ltd.	11,651	366,095
	Sun Life Financial, Inc. (SLF CN)	65,933	4,750,515
	Sun Life Financial, Inc. (SLF US)	28,725	2,070,498
	Suncor Energy, Inc. (SU CN)	29,216	2,001,995
	Suncor Energy, Inc. (SU US)	169,953	11,634,982
	Superior Plus Corp.	72,760	401,737
	Surge Energy, Inc.	31,377	231,228
	Sylogist Ltd.	6,800	19,524
*	Talon Metals Corp.	9,200	49,984
	Tamarack Valley Energy Ltd.	186,431	1,748,541
#*	Taseko Mines Ltd. (TKO CN)	39,127	280,559
	TC Energy Corp. (TRP US)	55,127	3,689,650
	Teck Resources Ltd. (TECK US), Class B	67,059	3,918,257
	Teck Resources Ltd. (TECKB CN), Class B	61	3,561
	TELUS Corp.	14,963	187,375
	TerraVest Industries, Inc.	4,294	438,014
	TFI International, Inc. (TFII CN)	6,534	934,920
	TFI International, Inc. (TFII US)	7,298	1,044,928
	Thomson Reuters Corp. (TRI US)	4,133	395,487
*	Tidewater Midstream & Infrastructure Ltd.	3,400	35,418
#*	Tilray Brands, Inc.	39,800	248,352
#	Timbercreek Financial Corp.	42,426	211,451
	TMX Group Ltd.	44,675	1,822,060
	Topaz Energy Corp.	29,771	691,263
	Torex Gold Resources, Inc.	38,727	1,594,868
	Toromont Industries Ltd.	20,937	3,255,651

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Toronto-Dominion Bank (TD CN)	41,945	$4,518,579
	Toronto-Dominion Bank (TD US)	82,675	8,904,097
	Total Energy Services, Inc.	13,198	228,525
	Tourmaline Oil Corp.	104,186	5,046,894
	TransAlta Corp.	36,699	458,004
	TransAlta Corp.	57,990	722,767
*	Transat AT, Inc.	7,600	14,323
	Transcontinental, Inc., Class A	24,947	97,522
	Trican Well Service Ltd.	98,126	520,844
	Triple Flag Precious Metals Corp. (TFPM US)	11,476	366,214
*	Trisura Group Ltd. (TRRSF US)	242	7,847
*	Trisura Group Ltd. (TSU CN)	10,447	338,390
*	Valeura Energy, Inc.	26,522	262,028
	Vecima Networks, Inc.	3,700	34,593
	Velan, Inc.	900	10,204
#	Vermilion Energy, Inc. (VET CN)	17,774	239,978
	Vermilion Energy, Inc. (VET US)	38,000	511,860
	VersaBank (VBNK CN)	2,000	35,735
	VersaBank (VBNK US)	2,582	46,244
*	Vitalhub Corp.	6,390	37,728
*	Vizsla Silver Corp.	12,900	43,602
	Wajax Corp.	9,255	230,430
	Wall Financial Corp.	200	2,356
	Waste Connections, Inc. (WCN CN)	2,961	487,800
	Waste Connections, Inc. (WCN US)	9,835	1,619,967
#*	Well Health Technologies Corp.	53,818	171,159
*	Wesdome Gold Mines Ltd.	58,768	1,044,399
	West Fraser Timber Co. Ltd. (WFG CN)	8,795	556,830
	West Fraser Timber Co. Ltd. (WFG US)	7,824	495,333
*	Western Forest Products, Inc.	4,052	44,119
	Westshore Terminals Investment Corp.	12,032	314,718
		Shares	Value»
CANADA — (Continued)
	Wheaton Precious Metals Corp. (WPM US)	7,423	$938,713
	Whitecap Resources, Inc. WCP CN	313,497	3,699,605
	Whitecap Resources, Inc. WCPRF US	87,045	1,029,742
	Winpak Ltd.	10,127	299,408
	WSP Global, Inc.	12,651	2,104,852
*	Yangarra Resources Ltd.	39,182	41,537
	Yellow Pages Ltd.	3,896	38,548
TOTAL CANADA			445,601,287
CHILE — (0.1%)
	Aguas Andinas SA, Class A	415,945	157,395
	Banco de Chile (BCH US), ADR	4,478	169,575
	Banco de Chile (CHILE CI)	1,442,844	270,478
	Banco de Credito e Inversiones SA	7,406	500,422
	Banco Itau Chile SA	9,923	202,913
#	Banco Santander Chile (BSAC US), ADR	600	19,188
	Banco Santander Chile (BSAN CI)	2,316,770	185,252
	Besalco SA	135,131	189,524
	BICECORP SA	464,913	208,222
*	CAP SA	23,985	186,989
	Cencosud SA	168,407	425,785
	Cencosud Shopping SA	77,297	234,345
	Cia Cervecerias Unidas SA (CCU CI)	23,852	135,190
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	5,319	60,796
	Cia Sud Americana de Vapores SA	3,353,894	190,094
	Colbun SA	893,004	132,986
	Embotelladora Andina SA, ADR, Class B	5,464	154,139
	Empresa Nacional de Telecomunicaciones SA	42,310	167,395
	Empresas CMPC SA	120,884	149,941
	Empresas Copec SA	39,974	280,010

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Enel Americas SA (ENELAM CI)	451,230	$42,124
	Enel Chile SA (ENELCHIL CI)	2,708,750	243,237
	Enel Chile SA (ENIC US), ADR	18,524	83,914
	Engie Energia Chile SA	123,296	235,751
	Falabella SA	29,246	177,138
	Forus SA	13,373	32,726
	Inversiones Aguas Metropolitanas SA	83,523	90,967
	Inversiones La Construccion SA	11,327	264,101
	Latam Airlines Group SA LTM CI	13,714,446	326,168
#	Latam Airlines Group SA LTM US, ADR	1,022	48,576
*	Multiexport Foods SA	25,298	9,828
	Parque Arauco SA	131,716	588,456
	PAZ Corp. SA	29,524	26,998
	Plaza SA	56,571	281,022
	Ripley Corp. SA	352,605	149,105
	Salfacorp SA	246,306	382,649
	Sigdo Koppers SA	12,552	23,714
	SMU SA	584,907	88,658
	Sociedad Matriz SAAM SA	1,592,635	260,185
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,556	512,097
*	Socovesa SA	119,860	15,998
	SONDA SA	190,611	61,472
	Vina Concha y Toro SA	60,021	58,966
TOTAL CHILE			8,024,489
CHINA — (7.7%)
*	263 Network Communications Co. Ltd., Class A	20,200	20,234
	360 Security Technology, Inc., Class A	23,200	38,097
#	361 Degrees International Ltd.	364,000	252,983
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	35,400	111,847
#Ω	3SBio, Inc.	508,000	1,519,497
		Shares	Value»
CHINA — (Continued)
#*	5100 Xizang Glacier Co. Ltd.	445,000	$28,197
	5I5J Holding Group Co. Ltd., Class A	67,400	29,332
	AAC Technologies Holdings, Inc.	166,500	771,126
	Accelink Technologies Co. Ltd., Class A	3,000	63,869
*	ADAMA Ltd., Class A	18,100	18,108
*	Addsino Co. Ltd., Class A	21,000	75,545
#*	Adicon Holdings Ltd.	28,500	15,012
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	797	44,276
	Advanced Technology & Materials Co. Ltd., Class A	24,500	77,240
*	AECC Aero Science & Technology Co. Ltd., Class A	8,300	45,273
	AECC Aero-Engine Control Co. Ltd., Class A	14,700	44,686
	AECC Aviation Power Co. Ltd., Class A	4,100	27,827
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	60,019
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	19,000	53,105
#*	Agile Group Holdings Ltd.	518,000	15,978
*	Agora, Inc., ADR	21,389	75,717
	Agricultural Bank of China Ltd., Class H	1,878,000	1,465,025
	Aier Eye Hospital Group Co. Ltd., Class A	37,127	58,659
#*	AIM Vaccine Co. Ltd., Class H	49,800	15,110
*Ω	AInnovation Technology Group Co. Ltd., Class H	40,500	19,595
*	Air China Ltd., Class H	542,000	326,014
	Aisino Corp., Class A	25,500	31,465
	Ajisen China Holdings Ltd.	255,000	32,292

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	AK Medical Holdings Ltd.	130,000	$105,054
#*Ω	Akeso, Inc.	4,000	70,168
	Alibaba Group Holding Ltd. (9988 HK)	1,117,600	18,419,176
#*	Alibaba Health Information Technology Ltd.	354,000	200,065
#Ω	A-Living Smart City Services Co. Ltd., Class H	205,250	56,806
	Allmed Medical Products Co. Ltd., Class A	16,300	32,928
*Ω	Alphamab Oncology	62,000	82,422
	Aluminum Corp. of China Ltd., Class H	1,384,000	2,026,947
*	Amlogic Shanghai Co. Ltd., Class A	2,403	37,449
	Amoy Diagnostics Co. Ltd., Class A	13,520	40,105
	Amrita Global Development Ltd.	138,000	10,571
	An Hui Wenergy Co. Ltd., Class A	26,300	31,157
	Andon Health Co. Ltd., Class A	5,000	53,954
#*	Angang Steel Co. Ltd., Class H	278,800	52,372
	Angel Yeast Co. Ltd., Class A	8,472	46,637
Ω	Angelalign Technology, Inc.	7,000	79,958
	Anhui Anfu Battery Technology Co. Ltd., Class A	9,200	56,343
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	45,236
	Anhui Conch Cement Co. Ltd., Class H	256,500	642,645
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	49,025
	Anhui Expressway Co. Ltd., Class H	114,000	231,150
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	60,175
	Anhui Gujing Distillery Co. Ltd., Class A	2,900	45,543
		Shares	Value»
CHINA — (Continued)
	Anhui Heli Co. Ltd., Class A	19,700	$52,114
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	36,344
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	10,540	30,016
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	14,223
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	3,700	25,723
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	81,000	63,784
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	47,216
	Anhui Kouzi Distillery Co. Ltd., Class A	15,600	54,571
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	26,900	28,924
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	19,030
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	13,572
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	57,670
	Anhui Xinhua Media Co. Ltd., Class A	42,300	37,404
	Anhui Yingjia Distillery Co. Ltd., Class A	10,900	60,718
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,200	146,976
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	37,200	95,424
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,604	59,158

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anjoy Foods Group Co. Ltd., Class A	5,100	$81,875
	Anker Innovations Technology Co. Ltd., Class A	5,200	95,822
*	Anshan Hifichem Co. Ltd., Class A	5,300	10,386
	ANTA Sports Products Ltd.	202,400	2,120,347
*Ω	Antengene Corp. Ltd.	49,500	31,885
	Anton Oilfield Services Group	708,000	95,105
	Aoshikang Technology Co. Ltd., Class A	9,200	70,624
	Aotecar New Energy Technology Group Co. Ltd., Class A	74,400	31,628
*	Aowei Holdings Ltd.	114,000	3,510
	Apeloa Pharmaceutical Co. Ltd., Class A	24,700	66,268
*	ApicHope Pharmaceutical Group Co. Ltd.	6,300	38,309
	Appotronics Corp. Ltd., Class A	10,613	23,258
	APT Medical, Inc., Class A	974	33,915
	APT Satellite Holdings Ltd.	68,750	33,752
	Arctech Solar Holding Co. Ltd., Class A	4,879	29,058
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	9,200	73,123
*	Asia Cement China Holdings Corp.	200,500	53,989
#Ω	AsiaInfo Technologies Ltd.	73,600	52,944
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	22,200	35,551
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,920	53,983
	Aurisco Pharmaceutical Co. Ltd., Class A	9,600	31,841
*	AustAsia Group Ltd.	81,172	22,979
		Shares	Value»
CHINA — (Continued)
	Autel Intelligent Technology Corp. Ltd., Class A	13,173	$65,692
	Autobio Diagnostics Co. Ltd., Class A	10,900	53,474
	Autohome, Inc., ADR	20,531	382,493
*	Autostreets Development Ltd.	58,200	14,488
	Avary Holding Shenzhen Co. Ltd., Class A	15,900	169,623
	AviChina Industry & Technology Co. Ltd., Class H	610,000	268,725
	Avicopter PLC, Class A	3,800	17,384
	Bafang Electric Suzhou Co. Ltd., Class A	6,300	34,419
*	BAIC Foton Motor Co. Ltd., Class A	197,100	102,054
*Ω	BAIC Motor Corp. Ltd., Class H	511,000	91,138
*	Baidu, Inc. (9888 HK), Class A	395,900	6,251,658
#*	Baidu, Inc. (BIDU US), Sponsored ADR	9,754	1,234,174
	Baimtec Material Co. Ltd., Class A	2,755	23,166
Ω	BAIOO Family Interactive Ltd.	152,000	10,114
#*Ω	Bairong, Inc.	89,500	80,397
	Baiyin Nonferrous Group Co. Ltd., Class A	127,300	142,726
	Bank of Beijing Co. Ltd., Class A	130,000	100,749
	Bank of Changsha Co. Ltd., Class A	65,800	96,079
	Bank of Chengdu Co. Ltd., Class A	68,000	190,685
	Bank of China Ltd., Class H	5,292,000	3,436,411
	Bank of Chongqing Co. Ltd., Class H	268,500	285,511
	Bank of Communications Co. Ltd., Class H	835,000	763,762
	Bank of Guiyang Co. Ltd., Class A	27,800	24,481
	Bank of Hangzhou Co. Ltd., Class A	78,200	199,157

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Jiangsu Co. Ltd., Class A	192,400	$317,767
	Bank of Nanjing Co. Ltd., Class A	100,600	172,962
	Bank of Ningbo Co. Ltd., Class A	74,470	361,901
Ω	Bank of Qingdao Co. Ltd., Class H	243,500	160,227
	Bank of Shanghai Co. Ltd., Class A	89,793	123,197
	Bank of Suzhou Co. Ltd., Class A	71,194	88,764
	Bank of Tianjin Co. Ltd., Class H	44,500	14,369
	Bank of Xi'an Co. Ltd., Class A	107,700	58,194
#Ω	Bank of Zhengzhou Co. Ltd., Class H	529,966	69,245
	Baoji Titanium Industry Co. Ltd., Class A	10,300	50,536
	Baoshan Iron & Steel Co. Ltd., Class A	164,400	152,105
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	40,661
	Baowu Magnesium Technology Co. Ltd., Class A	13,160	30,390
	Baoye Group Co. Ltd., Class H	78,000	39,477
*	Baozun, Inc. (9991 HK), Class A	12,900	11,900
*	Baozun, Inc. (BZUN US), Sponsored ADR	10,967	29,830
#	BBMG Corp., Class H	477,000	46,396
	BBMG Jidong Cement Group Co. Ltd., Class A	29,908	18,771
*	Be Friends Holding Ltd.	270,000	24,854
	Bear Electric Appliance Co. Ltd., Class A	5,300	32,111
	Beauty Farm Medical & Health Industry, Inc.	3,500	9,141
	Befar Group Co. Ltd., Class A	48,200	37,825
	Beibuwan Port Co. Ltd., Class A	41,700	70,655
		Shares	Value»
CHINA — (Continued)
*	Beijing BDStar Navigation Co. Ltd., Class A	6,400	$38,453
*	Beijing Capital Development Co. Ltd., Class A	68,727	45,819
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	217,030	97,281
*	Beijing Capital International Airport Co. Ltd., Class H	436,000	106,051
	Beijing Career International Co. Ltd., Class A	4,300	15,376
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	26,250	35,387
	Beijing Dabeinong Technology Group Co. Ltd., Class A	43,900	25,015
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	26,622
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	64,548
	Beijing Energy International Holding Co. Ltd.	196,000	26,552
	Beijing Enlight Media Co. Ltd., Class A	21,398	46,501
	Beijing Enterprises Holdings Ltd.	110,500	437,630
	Beijing Enterprises Water Group Ltd.	884,000	312,323
	Beijing Fengjing Automotive Parts Co. Ltd.	40,800	23,551
	Beijing Gehua CATV Network Co. Ltd., Class A	48,800	57,226
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	31,468	67,342
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	39,339

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Haohua Energy Resource Co. Ltd., Class A	35,600	$60,948
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	58,095
	Beijing Jetsen Technology Co. Ltd., Class A	70,230	57,757
#	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	92,866
*	Beijing Jingyuntong Technology Co. Ltd., Class A	36,200	20,929
	Beijing Kingsoft Office Software, Inc., Class A	641	23,736
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	50,720
	Beijing New Building Materials PLC, Class A	17,175	65,280
*	Beijing North Star Co. Ltd., Class H	286,000	30,470
	Beijing Originwater Technology Co. Ltd., Class A	57,219	32,909
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	16,964
	Beijing Roborock Technology Co. Ltd., Class A	1,911	32,501
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	20,670
	Beijing Sanyuan Foods Co. Ltd., Class A	62,200	55,513
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	13,600	21,815
	Beijing Shougang Co. Ltd., Class A	79,700	53,339
	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	21,781
		Shares	Value»
CHINA — (Continued)
	Beijing Sifang Automation Co. Ltd., Class A	9,100	$75,115
	Beijing Sinnet Technology Co. Ltd., Class A	23,200	54,427
*	Beijing Sinohytec Co. Ltd., Class H	3,700	9,075
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	23,816
*	Beijing Sojo Electric Co. Ltd., Class A	22,300	51,797
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	12,752
	Beijing Strong Biotechnologies, Inc., Class A	13,300	24,732
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	17,426
	Beijing Tiantan Biological Products Corp. Ltd., Class A	20,260	42,344
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	45,000	42,374
	Beijing Tong Ren Tang Co. Ltd., Class A	7,000	28,460
	Beijing Tricolor Technology Co. Ltd., Class A	4,200	87,551
#*	Beijing UBOX Online Technology Corp., Class H	62,500	16,142
	Beijing Ultrapower Software Co. Ltd., Class A	37,000	52,885
	Beijing United Information Technology Co. Ltd., Class A	18,809	75,007
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	68,000	10,656
	Beijing Wandong Medical Technology Co. Ltd., Class A	12,800	27,078

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	3,800	$21,933
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	26,726
	Beijing Yanjing Brewery Co. Ltd., Class A	42,400	82,599
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,600	35,749
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	33,699
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	230,800	165,658
*	Bengang Steel Plates Co. Ltd., Class A	59,800	25,873
*	BeOne Medicines Ltd., Class H	14,800	335,948
*	BeOne Medicines Ltd. (BGNE US), ADR	101	29,822
	Best Pacific International Holdings Ltd.	88,000	32,918
	Bestore Co. Ltd., Class A	11,700	19,023
	Bestsun Energy Co. Ltd., Class A	35,800	21,318
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,280	35,693
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	25,985
*	Better Life Commercial Chain Share Co. Ltd., Class A	51,100	31,098
*	BGI Genomics Co. Ltd., Class A	3,500	20,520
	Biem.L.Fdlkk Garment Co. Ltd., Class A	19,300	57,286
#*	Bilibili, Inc., Sponsored ADR	40,015	881,530
*	Bilibili, Inc., Class Z	1,400	30,764
#*	BingEx Ltd., ADR	5,958	16,504
		Shares	Value»
CHINA — (Continued)
	Binjiang Service Group Co. Ltd.	34,000	$101,611
	Black Peony Group Co. Ltd., Class A	20,300	32,966
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	2,780	16,846
#Ω	Blue Moon Group Holdings Ltd.	150,500	61,057
*	Blue Sail Medical Co. Ltd., Class A	25,900	28,192
	Bluestar Adisseo Co., Class A	14,700	28,625
Ω	BOC Aviation Ltd.	83,000	852,272
	BOC International China Co. Ltd., Class A	26,000	47,472
*	BOE HC SemiTek Corp.	50,100	89,131
	BOE Technology Group Co. Ltd., Class A	342,100	204,968
#	BOE Varitronix Ltd.	128,000	69,961
*	Bohai Leasing Co. Ltd., Class A	144,400	99,272
	Bosideng International Holdings Ltd.	1,614,000	883,242
	BOTH Engineering Technology Co. Ltd., Class A	13,200	44,074
	Bright Dairy & Food Co. Ltd., Class A	39,100	42,445
*	Brii Biosciences Ltd.	133,500	23,269
	Brilliance China Automotive Holdings Ltd.	994,000	346,872
	Bros Eastern Co. Ltd., Class A	26,700	36,344
*	B-Soft Co. Ltd., Class A	67,555	43,764
	BTG Hotels Group Co. Ltd., Class A	24,500	56,156
#*	Burning Rock Biotech Ltd., ADR	616	10,472
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	15,900	36,114
	BXN Holding Co. Ltd., Class A	26,100	15,924
	BYD Co. Ltd., Class H	202,500	2,693,688

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	BYD Electronic International Co. Ltd.	244,500	$835,542
	By-health Co. Ltd., Class A	26,600	40,980
*	C C Land Holdings Ltd.	665,499	102,002
#	C&D International Investment Group Ltd.	175,815	334,431
	C&D Property Management Group Co. Ltd.	111,000	39,797
	Caitong Securities Co. Ltd., Class A	27,170	32,984
*Ω	CALB Group Co. Ltd., Class H	48,700	221,811
*	Cambricon Technologies Corp. Ltd., Class A	256	64,388
	Camel Group Co. Ltd., Class A	41,308	60,328
#	Canggang Railway Ltd.	176,000	12,618
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	37,000	30,599
	Canmax Technologies Co. Ltd., Class A	16,650	270,453
	Canny Elevator Co. Ltd., Class A	15,300	13,820
*Ω	CanSino Biologics, Inc., Class H	15,600	59,075
	Castech, Inc., Class A	8,250	104,998
	Cathay Biotech, Inc., Class A	4,185	29,512
	CCCC Design & Consulting Group Co. Ltd., Class A	20,800	20,313
	CCS Supply Chain Management Co. Ltd., Class A	35,100	14,987
	CECEP Solar Energy Co. Ltd., Class A	68,300	49,985
	CECEP Wind-Power Corp., Class A	164,120	102,633
	Central China Land Media Co. Ltd., Class A	25,200	49,590
	Central China Securities Co. Ltd., Class H	248,000	60,104
		Shares	Value»
CHINA — (Continued)
	CETC Cyberspace Security Technology Co. Ltd., Class A	12,200	$28,061
	CETC Digital Technology Co. Ltd., Class A	6,780	19,302
	CGN New Energy Holdings Co. Ltd.	800,000	268,674
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	26,022
Ω	CGN Power Co. Ltd., Class H	1,452,000	646,952
	Changbai Mountain Tourism Co. Ltd., Class A	8,500	43,525
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	20,012
	Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	31,197
	Changhong Meiling Co. Ltd., Class A	19,400	16,109
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	64,200	39,082
	Changjiang Publishing & Media Co. Ltd., Class A	44,400	56,017
	Changjiang Securities Co. Ltd., Class A	53,700	63,159
	Changzheng Engineering Technology Co. Ltd., Class A	8,600	55,458
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	24,489
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,500	63,887
	Chaowei Power Holdings Ltd.	249,000	69,446
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	76,142
Ω	Cheerwin Group Ltd.	160,500	51,018

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Cheetah Mobile, Inc., ADR	2,478	$13,480
*	Chen Lin Education Group Holdings Ltd.	34,000	5,350
	Cheng De Lolo Co. Ltd., Class A	35,400	46,180
	Chengdu B-Ray Media Co. Ltd., Class A	25,900	19,499
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	30,074
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	32,862
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,100	23,855
	Chengdu Hi-tech Development Co. Ltd., Class A	2,900	28,213
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	22,406
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	13,552	49,022
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,350	19,628
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	30,604
	Chengdu Wintrue Holding Co. Ltd., Class A	28,200	63,699
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	33,873
	Chenguang Biotech Group Co. Ltd., Class A	14,900	25,210
*	Chengxin Lithium Group Co. Ltd., Class A	10,400	91,215
	Chengzhi Co. Ltd., Class A	20,300	37,491
		Shares	Value»
CHINA — (Continued)
#	Chervon Holdings Ltd.	58,200	$121,018
	Chifeng Jilong Gold Mining Co. Ltd., Class A	13,200	74,132
*	China Aerospace International Holdings Ltd.	690,000	40,437
*	China Agriculture Development Seed Group Co. Ltd., Class A	28,400	29,574
	China Aircraft Leasing Group Holdings Ltd.	89,059	43,980
	China Animal Husbandry Industry Co. Ltd., Class A	31,700	34,985
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,300	38,552
	China Baoan Group Co. Ltd., Class A	17,600	22,370
	China Bester Group Telecom Co. Ltd., Class A	10,400	43,235
	China BlueChemical Ltd., Class H	498,000	171,858
*Ω	China Bohai Bank Co. Ltd., Class H	891,500	101,239
*	China Boton Group Co. Ltd.	118,000	16,802
	China CAMC Engineering Co. Ltd., Class A	30,400	45,149
#*	China Chunlai Education Group Co. Ltd.	123,000	19,839
#	China Cinda Asset Management Co. Ltd., Class H	1,945,000	274,782
	China CITIC Bank Corp. Ltd., Class H	1,222,000	1,281,511
	China Coal Energy Co. Ltd., Class H	726,000	1,358,228
	China Coal Xinji Energy Co. Ltd., Class A	69,700	91,453
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp. Ltd., Class H	712,000	$391,673
#*	China Conch Environment Protection Holdings Ltd.	434,000	26,457
	China Conch Venture Holdings Ltd.	312,000	483,771
	China Construction Bank Corp., Class H	7,661,000	8,647,730
	China CSSC Holdings Ltd., Class A	4,300	26,336
	China CYTS Tours Holding Co. Ltd., Class A	20,900	27,626
	China Datang Corp. Renewable Power Co. Ltd., Class H	496,000	96,666
	China Design Group Co. Ltd., Class A	19,400	21,401
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	718,000	140,949
#††	China Dili Group	715,599	11,311
	China Dongxiang Group Co. Ltd.	901,000	47,935
Ω	China East Education Holdings Ltd.	205,000	138,976
*	China Eastern Airlines Corp. Ltd., Class H	434,000	214,689
*	China Education Group Holdings Ltd.	223,009	66,231
	China Electronics Huada Technology Co. Ltd.	340,000	48,400
*	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	19,882
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	1,020,000	168,951
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	439,823	182,579
		Shares	Value»
CHINA — (Continued)
	China Everbright Bank Co. Ltd., Class H	605,000	$239,807
	China Everbright Environment Group Ltd.	522,111	375,423
#	China Everbright Ltd.	286,000	229,339
	China Everbright Water Ltd.	52,712	9,547
*	China Express Airlines Co. Ltd., Class A	18,000	20,961
Ω	China Feihe Ltd.	715,000	319,023
	China Film Group Co. Ltd., Class A	18,541	37,510
*	China First Heavy Industries Co. Ltd., Class A	56,700	37,817
	China Foods Ltd.	344,000	163,225
	China Galaxy Securities Co. Ltd., Class H	909,000	969,258
	China Gas Holdings Ltd.	725,061	672,568
	China Gold International Resources Corp. Ltd. (2099 HK)	17,900	384,498
	China Gold International Resources Corp. Ltd. (CGG CN)	94,140	2,022,310
	China Great Wall Securities Co. Ltd., Class A	32,700	42,716
*	China Greatwall Technology Group Co. Ltd., Class A	4,500	13,057
	China Hainan Rubber Industry Group Co. Ltd., Class A	36,100	38,101
	China Haisum Engineering Co. Ltd., Class A	9,600	13,733
*	China Harmony Auto Holding Ltd.	154,000	19,623
*	China High Speed Transmission Equipment Group Co. Ltd.	52,000	12,946
	China Hongqiao Group Ltd.	965,000	4,084,889
#††	China Huiyuan Juice Group Ltd.	269,535	12,065

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China International Capital Corp. Ltd., Class H	341,600	$891,812
	China International Marine Containers Group Co. Ltd., Class H	298,200	410,686
	China Isotope & Radiation Corp., Class H	11,600	28,013
#	China Jinmao Holdings Group Ltd.	1,083,078	231,094
	China Kepei Education Group Ltd.	178,000	24,412
	China Kings Resources Group Co. Ltd., Class A	19,496	52,575
	China Leadshine Technology Co. Ltd., Class A	8,300	53,616
	China Lesso Group Holdings Ltd.	298,000	177,248
	China Life Insurance Co. Ltd., Class H	308,000	1,136,228
	China Lilang Ltd.	135,000	66,168
#*Ω	China Literature Ltd.	76,200	241,006
	China Longyuan Power Group Corp. Ltd., Class H	446,000	380,006
*	China Maple Leaf Educational Systems Ltd.	142,000	4,898
#	China Medical System Holdings Ltd.	473,000	777,528
	China Meheco Group Co. Ltd., Class A	34,840	53,002
	China Meidong Auto Holdings Ltd.	278,000	33,709
	China Mengniu Dairy Co. Ltd.	806,000	1,794,971
	China Merchants Bank Co. Ltd., Class H	593,500	3,592,179
	China Merchants Energy Shipping Co. Ltd., Class A	109,220	280,442
		Shares	Value»
CHINA — (Continued)
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	11,700	$16,111
	China Merchants Port Holdings Co. Ltd.	313,993	624,525
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	34,701
Ω	China Merchants Securities Co. Ltd., Class H	69,220	121,903
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,600	41,546
	China Minsheng Banking Corp. Ltd., Class H	1,411,400	644,096
#	China Modern Dairy Holdings Ltd.	1,105,000	185,877
	China National Accord Medicines Corp. Ltd., Class A	13,130	47,225
	China National Building Material Co. Ltd., Class H	837,141	545,521
	China National Chemical Engineering Co. Ltd., Class A	55,700	70,259
	China National Electric Apparatus Research Institute Co. Ltd., Class A	6,835	26,590
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,300	48,938
	China National Medicines Corp. Ltd., Class A	10,000	41,992
	China National Nuclear Power Co. Ltd., Class A	285,772	376,435
*Ω	China New Higher Education Group Ltd.	354,064	33,525

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	$59,745
	China Nonferrous Mining Corp. Ltd.	524,000	911,080
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	8,900	69,383
*	China Oil & Gas Group Ltd.	1,408,000	31,126
	China Oilfield Services Ltd., Class H	686,000	828,298
	China Oriental Group Co. Ltd.	288,000	47,449
	China Overseas Grand Oceans Group Ltd.	497,283	180,826
	China Overseas Land & Investment Ltd.	577,000	991,098
	China Overseas Property Holdings Ltd.	560,000	285,218
	China Pacific Insurance Group Co. Ltd., Class H	721,000	3,147,429
	China Petroleum & Chemical Corp., Class H	3,940,000	2,327,712
	China Petroleum Engineering Corp., Class A	86,700	51,723
#	China Power International Development Ltd.	866,999	362,388
*††	China Properties Investment Holdings Ltd.	81,000	0
	China Publishing & Media Co. Ltd., Class A	46,100	39,682
	China Qinfa Group Ltd.	220,000	87,056
	China Railway Group Ltd., Class H	709,000	343,710
	China Railway Hi-tech Industry Co. Ltd., Class A	33,300	38,063
		Shares	Value»
CHINA — (Continued)
	China Railway Materials Co. Ltd., Class A	100,200	$41,266
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	513,000	238,705
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	32,825
*††	China Rare Earth Holdings Ltd.	768,399	25,801
*	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	23,243
	China Reinsurance Group Corp., Class H	2,078,000	327,670
*Ω	China Renaissance Holdings Ltd.	69,900	31,581
*	China Resource & Environment Co. Ltd., Class A	33,600	18,610
	China Resources Beer Holdings Co. Ltd.	494,807	1,704,959
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	12,200	31,241
#	China Resources Building Materials Technology Holdings Ltd.	640,000	110,767
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	63,314
	China Resources Gas Group Ltd.	196,500	472,043
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	59,251
	China Resources Land Ltd.	848,500	3,564,999
#	China Resources Medical Holdings Co. Ltd.	203,000	74,100
Ω	China Resources Mixc Lifestyle Services Ltd.	192,800	1,164,431

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Pharmaceutical Group Ltd.	390,000	$261,794
	China Resources Power Holdings Co. Ltd.	368,690	909,174
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,019	53,212
#	China Risun Group Ltd.	311,000	120,872
*	China Ruifeng Renewable Energy Holdings Ltd.	180,000	14,359
*	China Ruyi Holdings Ltd.	1,816,000	339,671
#*	China Sanjiang Fine Chemicals Co. Ltd.	239,000	160,208
#*	China Shanshui Cement Group Ltd.	204,000	9,673
*Ω	China Shengmu Organic Milk Ltd.	1,189,000	48,874
	China Shenhua Energy Co. Ltd., Class H	648,500	4,028,398
	China Shineway Pharmaceutical Group Ltd.	108,000	134,001
*	China Silver Group Ltd.	284,000	15,152
	China South Publishing & Media Group Co. Ltd., Class A	45,700	76,146
*	China Southern Airlines Co. Ltd., Class H	432,000	219,729
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	64,500	69,917
	China Southern Power Grid Technology Co. Ltd., Class A	4,818	38,927
	China Starch Holdings Ltd.	415,000	10,088
		Shares	Value»
CHINA — (Continued)
	China State Construction Development Holdings Ltd.	224,000	$25,051
	China State Construction Engineering Corp. Ltd., Class A	270,029	194,286
	China State Construction International Holdings Ltd.	680,000	789,802
	China Sunshine Paper Holdings Co. Ltd.	260,000	37,041
#	China Suntien Green Energy Corp. Ltd., Class H	450,000	220,829
	China Taiping Insurance Holdings Co. Ltd.	485,200	1,387,137
	China Testing & Certification International Group Co. Ltd., Class A	15,338	15,035
	China Tianying, Inc., Class A	79,700	76,356
	China Tobacco International HK Co. Ltd.	82,000	314,419
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	13,900	113,219
Ω	China Tower Corp. Ltd., Class H	1,461,800	2,071,537
	China Traditional Chinese Medicine Holdings Co. Ltd.	654,000	141,699
	China TransInfo Technology Co. Ltd., Class A	15,600	20,542
#*	China Travel International Investment Hong Kong Ltd.	744,000	106,947
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	259,116
	China Vered Financial Holding Corp. Ltd.	219,000	27,946

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Wafer Level CSP Co. Ltd., Class A	5,400	$24,760
#	China Water Affairs Group Ltd.	178,000	112,393
	China West Construction Group Co. Ltd., Class A	32,100	26,119
	China World Trade Center Co. Ltd., Class A	7,100	21,846
	China XD Electric Co. Ltd., Class A	64,800	161,395
	China XLX Fertiliser Ltd.	230,000	325,276
	China Yangtze Power Co. Ltd., Class A	66,500	265,910
	China Yongda Automobiles Services Holdings Ltd.	334,000	43,535
*Ω	China Youran Dairy Group Ltd.	598,000	294,189
*Ω	China Yuhua Education Corp. Ltd.	554,000	32,099
	China Zhenhua Group Science & Technology Co. Ltd., Class A	8,500	53,223
	China Zheshang Bank Co. Ltd., Class H	958,000	298,462
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	21,890
#	Chinasoft International Ltd.	674,000	298,996
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	31,900	38,812
	Chongqing Brewery Co. Ltd., Class A	4,200	33,876
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	45,528
	Chongqing Chuanyi Automation Co. Ltd., Class A	13,260	37,950
		Shares	Value»
CHINA — (Continued)
	Chongqing Department Store Co. Ltd., Class A	11,000	$34,415
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	49,455	84,140
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	20,760	38,296
	Chongqing Gas Group Corp. Ltd., Class A	23,600	18,215
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	182,764
	Chongqing Port Co. Ltd., Class A	29,300	20,949
	Chongqing Road & Bridge Co. Ltd., Class A	39,700	34,656
	Chongqing Rural Commercial Bank Co. Ltd., Class H	732,000	650,300
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	54,700	65,992
*	Chongqing Taiji Industry Group Co. Ltd., Class A	12,500	28,505
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	21,250	47,282
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	133,201
	Chow Tai Fook Jewellery Group Ltd.	560,600	768,490
	Chow Tai Seng Jewellery Co. Ltd., Class A	37,400	72,603
*	CIFI Holdings Group Co. Ltd.	2,496,000	22,381
	CIG Shanghai Co. Ltd., Class A	5,800	149,341
	CIMC Enric Holdings Ltd.	266,000	357,021
*	Cinda Real Estate Co. Ltd., Class A	57,200	26,122
	Cisen Pharmaceutical Co. Ltd., Class A	20,900	47,694

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Heavy Industries Co. Ltd., Class A	43,000	$38,266
	CITIC Ltd.	831,000	1,381,001
	CITIC Press Corp., Class A	4,500	23,486
	CITIC Resources Holdings Ltd.	764,000	52,182
	CITIC Securities Co. Ltd., Class H	135,475	480,995
	City Development Environment Co. Ltd., Class A	24,900	51,473
*	ClouDr Group Ltd.	25,600	2,303
#*	CMGE Technology Group Ltd.	858,000	30,761
	CMOC Group Ltd., Class H	930,000	2,126,438
	CMST Development Co. Ltd., Class A	63,900	49,404
	CNGR Advanced Material Co. Ltd., Class A	7,810	73,361
	CNOOC Energy Technology & Services Ltd., Class A	105,600	68,561
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	38,576
*	COFCO Biotechnology Co. Ltd., Class A	32,100	28,584
	COFCO Capital Holdings Co. Ltd., Class A	20,600	30,978
#*	COFCO Joycome Foods Ltd.	555,000	97,567
	COFCO Sugar Holding Co. Ltd., Class A	41,100	90,603
	Cofoe Medical Technology Co. Ltd., Class A	6,200	48,269
	Comba Telecom Systems Holdings Ltd.	400,000	77,937
	Concord New Energy Group Ltd.	1,520,000	70,906
	Consun Pharmaceutical Group Ltd.	165,000	341,905
		Shares	Value»
CHINA — (Continued)
	Contec Medical Systems Co. Ltd., Class A	10,100	$19,143
	Contemporary Amperex Technology Co. Ltd., Class A	25,160	1,615,053
	Continental Aerospace Technologies Holding Ltd.	1,578,866	36,137
	COSCO SHIPPING Development Co. Ltd., Class H	672,000	95,407
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	448,000	1,048,887
#	COSCO SHIPPING Holdings Co. Ltd., Class H	899,300	1,655,174
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	182,608
	COSCO SHIPPING Ports Ltd.	275,266	192,030
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	79,500	99,812
	COSCO SHIPPING Technology Co. Ltd., Class A	11,500	23,954
	Cosonic Intelligent Technologies Co. Ltd., Class A	9,300	19,266
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	46,009
	CRRC Corp. Ltd., Class H	991,000	659,666
Ω	CSC Financial Co. Ltd., Class H	209,500	311,660
	CSG Holding Co. Ltd., Class A	62,295	36,790
	CSPC Pharmaceutical Group Ltd.	3,058,800	3,332,796
	CSSC Hong Kong Shipping Co. Ltd.	478,000	150,664
	CSSC Science & Technology Co. Ltd., Class A	9,800	19,667

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CTS International Logistics Corp. Ltd., Class A	45,970	$37,554
*	Cutia Therapeutics, Class H	9,400	5,549
*	CWT International Ltd.	1,480,000	43,051
*	Cybrid Technologies, Inc., Class A	9,700	19,541
*	Daan Gene Co. Ltd., Class A	28,900	24,511
*	Daheng New Epoch Technology, Inc., Class A	9,600	21,439
	Dajin Heavy Industry Co. Ltd., Class A	7,900	97,554
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	45,682
*	Dalipal Holdings Ltd.	118,000	65,593
*	Damai Entertainment Holdings Ltd.	3,190,000	238,777
	Daqin Railway Co. Ltd., Class A	85,065	65,624
	Dashang Co. Ltd., Class A	6,292	16,782
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	15,136	41,504
#	Datang International Power Generation Co. Ltd., Class H	652,000	225,154
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	20,397
	DBG Technology Co. Ltd., Class A	14,300	43,865
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	34,345
*	Dezhan Healthcare Co. Ltd., Class A	66,100	35,295
	DHC Software Co. Ltd., Class A	37,500	45,425
	Dian Diagnostics Group Co. Ltd., Class A	15,300	43,507
	Digital China Group Co. Ltd., Class A	11,400	63,355
#	Digital China Holdings Ltd.	163,000	42,024
		Shares	Value»
CHINA — (Continued)
*	Digital China Information Service Group Co. Ltd., Class A	17,600	$35,525
	Do-Fluoride New Materials Co. Ltd., Class A	15,920	85,229
	Dong-E-E-Jiao Co. Ltd., Class A	6,600	53,206
#	Dongfang Electric Corp. Ltd., Class H	84,200	421,786
	Dongfang Electronics Co. Ltd., Class A	43,300	82,978
	DongFeng Automobile Co. Ltd., Class A	24,900	24,542
	Dongfeng Electronic Technology Co. Ltd., Class A	11,900	19,731
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	13,286
	Dongguan Development Holdings Co. Ltd., Class A	26,300	40,033
#	Dongguan Rural Commercial Bank Co. Ltd., Class H	22,000	9,620
	Dongguan Yutong Optical Technology Co. Ltd., Class A	6,500	27,735
	Donghua Testing Technology Co. Ltd., Class A	4,000	21,021
	Dongxing Securities Co. Ltd., Class A	45,600	88,518
	Dongyue Group Ltd.	532,000	876,109
*	DouYu International Holdings Ltd., ADR	11,065	53,996
*	DPC Dash Ltd.	32,000	206,732
	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	103,798
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,700	56,457
*	Easou Technology Holdings Ltd.	37,000	9,393
	East Money Information Co. Ltd., Class A	25,927	77,600

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eastcompeace Technology Co. Ltd., Class A	15,200	$42,444
*	Easyhome New Retail Group Co. Ltd., Class A	87,800	33,310
	E-Commodities Holdings Ltd.	660,000	63,458
	Ecovacs Robotics Co. Ltd., Class A	4,100	39,271
*Ω	Edding Genor Group Holdings Ltd.	68,000	26,629
	Edifier Technology Co. Ltd., Class A	26,900	43,914
	Edvantage Group Holdings Ltd.	171,630	17,182
	EEKA Fashion Holdings Ltd.	95,500	78,220
	EIT Environmental Development Group Co. Ltd., Class A	10,200	32,063
	Electric Connector Technology Co. Ltd., Class A	5,100	33,673
*††	Elion Energy Co. Ltd., Class A	92,870	951
	ENN Energy Holdings Ltd.	160,200	1,255,858
	ENN Natural Gas Co. Ltd., Class A	28,500	84,589
	Eoptolink Technology, Inc. Ltd., Class A	6,720	520,208
	Era Co. Ltd., Class A	31,300	19,572
	Essex Bio-technology Ltd.	98,000	40,719
	Eternal Asia Supply Chain Management Ltd., Class A	75,600	62,075
	EVA Precision Industrial Holdings Ltd.	414,000	39,834
	Eve Energy Co. Ltd., Class A	9,800	104,827
	Ever Sunshine Services Group Ltd.	138,000	34,820
Ω	Everbright Securities Co. Ltd., Class H	95,000	97,536
*	EverChina International Holdings Co. Ltd.	100,000	956
#*Ω	Everest Medicines Ltd.	21,500	95,944
		Shares	Value»
CHINA — (Continued)
	Explosive Co. Ltd., Class A	17,800	$28,396
	Eyebright Medical Technology Beijing Co. Ltd., Class A	6,047	45,472
	Fangda Carbon New Material Co. Ltd., Class A	52,700	43,879
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	59,476
	Far East Horizon Ltd.	928,000	889,520
*	Far East Smarter Energy Co. Ltd., Class A	43,800	109,493
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,465	21,493
	FAW Jiefang Group Co. Ltd., Class A	26,900	26,559
	FAWER Automotive Parts Co. Ltd., Class A	37,700	28,172
	Feilong Auto Components Co. Ltd., Class A	18,000	95,236
*Ω	Feiyu Technology International Co. Ltd.	129,000	9,242
	Ferrotec Anhui Technology Development Co. Ltd., Class A	3,600	22,849
	FESCO Group Co. Ltd., Class A	14,100	32,844
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	16,700	114,948
	Fibocom Wireless, Inc., Class A	800	2,643
*	FIH Mobile Ltd.	81,300	260,680
*	Financial Street Holdings Co. Ltd., Class A	69,000	32,056
#	FinVolution Group, ADR	45,363	225,000
	First Capital Securities Co. Ltd., Class A	37,100	41,579
	First Tractor Co. Ltd., Class H	102,000	120,187
#*	Flat Glass Group Co. Ltd., Class H	116,000	132,802

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Focus Lightings Tech Co. Ltd., Class A	25,520	$33,192
	Focus Media Information Technology Co. Ltd., Class A	88,900	81,993
	Focused Photonics Hangzhou, Inc., Class A	13,500	26,978
	Foryou Corp., Class A	12,800	56,609
	Foshan Electrical & Lighting Co. Ltd., Class A	26,700	22,174
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	82,210
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	20,269
	Fosun International Ltd.	648,572	341,465
	Founder Securities Co. Ltd., Class A	54,100	57,031
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	1,055,667
	Friend Co. Ltd., Class A	14,500	26,904
#	Fu Shou Yuan International Group Ltd.	373,000	125,722
	Fuan Pharmaceutical Group Co. Ltd., Class A	34,900	21,158
#	Fufeng Group Ltd.	650,000	545,032
#*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	15,240
	Fujian Funeng Co. Ltd., Class A	58,470	85,786
*	Fujian Kuncai Material Technology Co. Ltd., Class A	7,700	38,155
	Fujian Longking Co. Ltd., Class A	33,901	92,642
	Fujian Qingshan Paper Industry Co. Ltd., Class A	66,400	43,310
	Fujian Star-net Communication Co. Ltd., Class A	13,600	52,964
		Shares	Value»
CHINA — (Continued)
	Fujian Sunner Development Co. Ltd., Class A	28,500	$77,729
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	6,900	13,724
	Fujian Yuanli Active Carbon Co. Ltd., Class A	9,700	25,327
*	Future Machine Ltd.	154,000	15,428
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	146,400	1,115,327
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,500	30,255
Ω	Ganfeng Lithium Group Co. Ltd., Class H	78,280	841,988
	Gansu Energy Chemical Co. Ltd., Class A	128,700	54,309
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	120,900	31,415
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	49,085
	Gansu Yasheng Industrial Group Co. Ltd., Class A	53,000	33,706
	G-bits Network Technology Xiamen Co. Ltd., Class A	800	47,854
	GCL Energy Technology Co. Ltd., Class A	27,800	72,452
*	GCL New Energy Holdings Ltd.	250,000	28,571
*	GCL Technology Holdings Ltd.	6,668,000	771,430
	GD Power Development Co. Ltd., Class A	67,800	47,069
*	GDS Holdings Ltd. (9698 HK), Class A	278,700	1,470,856
	Geely Automobile Holdings Ltd.	1,560,000	4,639,700
	GEM Co. Ltd., Class A	65,800	88,672

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Gemdale Corp., Class A	108,500	$46,201
#*	Gemdale Properties & Investment Corp. Ltd.	1,964,000	28,804
	GemPharmatech Co. Ltd., Class A	8,927	26,989
#Ω	Genertec Universal Medical Group Co. Ltd.	314,500	233,492
*	Genimous Technology Co. Ltd., Class A	16,400	17,802
*	Genscript Biotech Corp.	266,000	473,580
	GEPIC Energy Development Co. Ltd., Class A	30,000	35,471
	Getein Biotech, Inc., Class A	8,036	11,365
	GF Securities Co. Ltd., Class H	260,600	590,812
#Ω	Giant Biogene Holding Co. Ltd.	114,000	442,757
	Ginlong Technologies Co. Ltd., Class A	7,350	102,418
#*	Global New Material International Holdings Ltd.	136,000	147,178
	GoerTek, Inc., Class A	14,900	54,010
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	35,763
	Goldenmax International Group Ltd., Class A	21,100	139,579
	Goldwind Science & Technology Co. Ltd., Class H	235,947	523,737
	Goneo Group Co. Ltd., Class A	3,248	21,348
	Goodbaby International Holdings Ltd.	294,000	33,257
	Gotion High-tech Co. Ltd., Class A	6,460	34,914
#	Grand Pharmaceutical Group Ltd.	387,500	309,536
	Grandblue Environment Co. Ltd., Class A	13,500	63,339
		Shares	Value»
CHINA — (Continued)
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	$43,095
	Great Wall Motor Co. Ltd., Class H	604,500	914,326
	Gree Electric Appliances, Inc. of Zhuhai, Class A	20,179	118,454
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	32,600	47,169
#	Greentown China Holdings Ltd.	420,500	519,374
Ω	Greentown Management Holdings Co. Ltd.	212,000	60,565
	Greentown Service Group Co. Ltd.	532,000	311,732
	GRG Banking Equipment Co. Ltd., Class A	25,300	43,312
	GRG Metrology & Test Group Co. Ltd., Class A	11,500	36,099
	Grinm Advanced Materials Co. Ltd., Class A	10,300	41,518
	Guangdong Advertising Group Co. Ltd., Class A	19,200	25,285
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	52,443
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	17,578
	Guangdong Construction Engineering Group Co. Ltd., Class A	122,900	67,916
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,800	37,243
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	76,010
	Guangdong Dongpeng Holdings Co. Ltd., Class A	44,500	38,418

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Dowstone Technology Co. Ltd., Class A	8,500	$33,714
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	22,900	38,603
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	23,900	88,733
	Guangdong Goworld Co. Ltd., Class A	13,300	29,100
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	11,616
	Guangdong Guanhao High-Tech Co. Ltd., Class A	47,300	33,606
	Guangdong Haid Group Co. Ltd., Class A	11,600	84,862
*	Guangdong HEC Technology Holding Co. Ltd., Class A	24,000	125,280
	Guangdong Hongda Holdings Group Co. Ltd., Class A	10,300	54,961
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	20,400	29,989
	Guangdong Huate Gas Co. Ltd., Class A	3,235	89,542
	Guangdong Investment Ltd.	420,000	439,620
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	10,200	75,605
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	6,500	17,928
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	76,271
	Guangdong South New Media Co. Ltd., Class A	10,400	57,978
		Shares	Value»
CHINA — (Continued)
	Guangdong Tapai Group Co. Ltd., Class A	17,000	$21,341
*	Guangdong TCL Smart Home Appliances Co. Ltd.	14,400	20,182
	Guangdong Vanward New Electric Co. Ltd., Class A	19,800	23,968
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,800	37,425
*	Guangdong Yowant Technology Group Co. Ltd., Class A	27,500	27,125
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	20,784
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,700	31,535
	Guanghui Energy Co. Ltd., Class A	106,800	105,605
*	Guanghui Logistics Co. Ltd., Class A	38,800	33,358
	Guangshen Railway Co. Ltd., Class H	274,000	83,764
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	12,400	92,739
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	61,238
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	18,410
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	36,479
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,500	20,870
#	Guangzhou Automobile Group Co. Ltd., Class H	441,200	159,707
	Guangzhou Baiyun International Airport Co. Ltd., Class A	47,800	61,217

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	52,000	$111,468
	Guangzhou Development Group, Inc., Class A	66,500	69,341
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,100	77,394
	Guangzhou Haige Communications Group, Inc. Co., Class A	14,900	35,273
	Guangzhou Haoyang Electronic Co. Ltd., Class A	2,850	15,619
	Guangzhou KDT Machinery Group Co. Ltd., Class A	13,860	41,483
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,600	38,479
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	13,400	19,967
	Guangzhou Port Co. Ltd., Class A	49,400	23,464
#*	Guangzhou R&F Properties Co. Ltd., Class H	230,000	10,671
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	30,078
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	6,900	37,454
	Guangzhou Sie Consulting Co. Ltd., Class A	12,800	47,559
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	8,200	72,978
	Guangzhou Wondfo Biotech Co. Ltd., Class A	4,940	13,249
		Shares	Value»
CHINA — (Continued)
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	42,268	$55,874
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	18,200	27,656
	Guilin Layn Natural Ingredients Corp., Class A	22,500	28,977
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	14,700	30,828
	Guizhou Chanhen Chemical Corp., Class A	16,600	89,171
	Guizhou Gas Group Corp. Ltd., Class A	25,200	23,845
	Guizhou Guihang Automotive Components Co. Ltd., Class A	9,900	19,898
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	52,710
	Guizhou Qianyuan Power Co. Ltd., Class A	10,400	30,940
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,700	19,316
	Guizhou Tyre Co. Ltd., Class A	53,700	39,643
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	35,816
*	Guizhou Zhenhua E-chem, Inc., Class A	12,348	30,013
*	Guocheng Mining Co. Ltd., Class A	10,900	82,212
*	Guoguang Electric Co. Ltd., Class A	14,500	24,076
	Guomai Technologies, Inc., Class A	13,700	16,738
#	Guoquan Food Shanghai Co. Ltd., Class H	195,200	86,925
	Guosen Securities Co. Ltd., Class A	24,600	38,694

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Guotai Haitong Securities Co. Ltd., Class H	438,472	$752,366
	Guoyuan Securities Co. Ltd., Class A	42,430	45,795
#	Gushengtang Holdings Ltd.	29,300	111,087
	H World Group Ltd. (1179 HK)	282,300	1,457,551
#	H World Group Ltd. (HTHT US), ADR	10,128	523,010
#*Ω	Haichang Ocean Park Holdings Ltd.	667,000	36,966
#Ω	Haidilao International Holding Ltd.	359,000	662,126
	Haier Smart Home Co. Ltd. (600690 C1), Class A	47,100	148,815
	Haier Smart Home Co. Ltd. (6690 HK), Class H	800,199	2,260,126
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	10,731
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,500	17,792
*	Hainan Haide Capital Management Co. Ltd., Class A	44,660	43,634
	Hainan Jinpan Smart Technology Co. Ltd., Class A	7,047	91,667
*	Hainan Meilan International Airport Co. Ltd., Class H	20,000	15,663
	Hainan Mining Co. Ltd., Class A	36,600	65,815
	Hainan Strait Shipping Co. Ltd., Class A	25,000	31,113
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	48,930
	Haitian International Holdings Ltd.	270,000	732,549
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	492,000	49,219
	Hangcha Group Co. Ltd., Class A	16,296	64,989
		Shares	Value»
CHINA — (Continued)
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	$34,980
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	38,632
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	81,971
	Hangzhou Dptech Technologies Co. Ltd., Class A	7,800	19,745
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	15,260
	Hangzhou First Applied Material Co. Ltd., Class A	10,308	28,381
	Hangzhou GreatStar Industrial Co. Ltd.	12,800	64,335
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,320	22,435
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,838	25,010
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	16,320	23,514
*	Hangzhou Iron & Steel Co., Class A	52,900	68,009
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	38,188
	Hangzhou Onechance Tech Corp., Class A	5,700	29,226
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	17,800	82,283
	Hangzhou Robam Appliances Co. Ltd., Class A	14,300	37,593
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	26,800	35,924
	Hangzhou Shunwang Technology Co. Ltd., Class A	15,800	58,772

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Silan Microelectronics Co. Ltd., Class A	6,000	$25,526
	Hangzhou Sunrise Technology Co. Ltd., Class A	10,100	21,489
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	20,700	107,139
	Hangzhou Weiguang Electronic Co. Ltd., Class A	3,900	18,605
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	12,700	43,966
	Hanking Gold International Ltd.	202,000	93,792
Ω	Hansoh Pharmaceutical Group Co. Ltd.	84,000	402,332
*Ω	Harbin Bank Co. Ltd., Class H	958,000	46,580
	Harbin Boshi Automation Co. Ltd., Class A	13,300	24,999
	Harbin Electric Co. Ltd., Class H	254,000	758,377
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	14,020	30,463
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	58,300	30,205
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	26,737
	HBIS Resources Co. Ltd., Class A	21,000	52,049
*Ω	HBM Holdings Ltd.	117,000	194,540
	Health & Happiness H&H International Holdings Ltd.	59,000	108,125
*	Healthcare Co. Ltd., Class A	16,300	15,371
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	31,214
		Shares	Value»
CHINA — (Continued)
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	3,080	$55,966
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	19,500	107,444
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	16,818	32,447
	Hefei Meiya Optoelectronic Technology, Inc., Class A	18,240	46,848
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	86,320
	Heilongjiang Agriculture Co. Ltd., Class A	24,900	61,019
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,400	14,935
	Hello Group, Inc., Sponsored ADR	48,779	304,381
*	Henan Dayou Energy Co. Ltd., Class A	22,200	18,830
	Henan Hengxing Science & Technology Co. Ltd., Class A	40,700	28,849
	Henan Liliang Diamond Co. Ltd., Class A	9,100	72,389
	Henan Lingrui Pharmaceutical Co., Class A	16,300	53,375
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	67,351
	Henan Pinggao Electric Co. Ltd., Class A	28,200	91,127
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	53,200	252,281
	Henan Shuanghui Investment & Development Co. Ltd., Class A	18,900	76,790

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	$35,411
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	25,143
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	44,325
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	61,643
*	Henan Zhongfu Industry Co. Ltd., Class A	112,200	127,929
	Henan Zhongyuan Expressway Co. Ltd., Class A	56,500	33,434
	Hengan International Group Co. Ltd.	195,500	670,244
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	116,116
	Hengli Petrochemical Co. Ltd., Class A	48,100	156,286
	Hengtong Logistics Co. Ltd., Class A	9,400	12,442
	Hengtong Optic-electric Co. Ltd., Class A	31,500	305,287
	Hengyi Petrochemical Co. Ltd., Class A	54,250	140,471
	Hesteel Co. Ltd., Class A	207,600	70,995
	Hexing Electrical Co. Ltd., Class A	8,600	36,252
*	Hi Sun Technology China Ltd.	819,000	45,634
*	High Templar Tech Ltd., Sponsored ADR	61,155	144,937
#	Hisense Home Appliances Group Co. Ltd., Class H	129,000	379,746
	Hisense Visual Technology Co. Ltd., Class A	18,300	68,729
	Hithink RoyalFlush Information Network Co. Ltd., Class A	2,660	92,050
	HLA Group Corp. Ltd., Class A	84,200	81,558
		Shares	Value»
CHINA — (Continued)
	HMT Xiamen New Technical Materials Co. Ltd., Class A	8,900	$133,112
*	HNA Technology Co. Ltd., Class A	65,200	35,216
	Hongfa Technology Co. Ltd., Class A	16,884	77,304
*	Honghua Group Ltd.	457,000	11,238
	Hongli Zhihui Group Co. Ltd., Class A	18,300	20,609
	Hongrun Construction Group Co. Ltd., Class A	36,200	47,114
	Hongta Securities Co. Ltd., Class A	37,350	41,275
*	Hongyuan Green Energy Co. Ltd., Class A	5,900	18,841
*	Hopson Development Holdings Ltd.	277,886	93,663
	Horizon Construction Development Ltd.	139,554	16,187
	Hoshine Silicon Industry Co. Ltd., Class A	3,400	22,308
	Hoymiles Power Electronics, Inc., Class A	1,463	24,241
*Ω	Hua Hong Semiconductor Ltd., Class H	154,000	2,268,522
*Ω	Hua Medicine	148,000	63,796
	Huaan Securities Co. Ltd., Class A	67,020	54,810
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,500	25,504
	Huabao International Holdings Ltd.	172,000	98,144
	Huada Automotive Technology Corp. Ltd., Class A	5,000	22,925
	Huadian Heavy Industries Co. Ltd., Class A	33,400	43,530
	Huadian Power International Corp. Ltd., Class H	300,000	163,138
	Huadong Medicine Co. Ltd., Class A	8,200	40,187
	Huafon Chemical Co. Ltd., Class A	88,800	153,233

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Huafu Fashion Co. Ltd., Class A	75,800	$54,857
	Huaibei Mining Holdings Co. Ltd., Class A	50,600	109,780
*	Huaihe Energy Group Co. Ltd., Class A	88,000	46,595
	Hualan Biological Engineering, Inc., Class A	10,669	22,561
	Huaming Power Equipment Co. Ltd., Class A	18,400	66,241
#	Huaneng Power International, Inc., Class H	676,000	541,198
	Huangshan Novel Co. Ltd., Class A	15,300	25,084
	Huangshan Tourism Development Co. Ltd., Class A	15,500	27,011
*	Huanxi Media Group Ltd.	310,000	10,147
	Huapont Life Sciences Co. Ltd., Class A	52,000	37,952
Ω	Huatai Securities Co. Ltd., Class H	284,200	589,725
	Huatu Cendes Co. Ltd., Class A	2,940	21,448
	Huaxi Securities Co. Ltd., Class A	37,200	47,659
	Huaxia Bank Co. Ltd., Class A	75,900	76,545
	Huaxin Cement Co. Ltd. (6655 HK), Class H	112,000	238,015
	Huayu Automotive Systems Co. Ltd., Class A	32,551	89,030
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	17,600	12,391
	Hubei Chutian Smart Communication Co. Ltd., Class A	32,600	18,344
	Hubei Dinglong Co. Ltd., Class A	6,400	58,734
	Hubei Energy Group Co. Ltd., Class A	31,500	22,450
	Hubei Huitian New Materials Co. Ltd., Class A	16,800	28,436
		Shares	Value»
CHINA — (Continued)
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	$92,596
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	135,697
	Hubei Yihua Chemical Industry Co. Ltd., Class A	26,300	65,298
	Hubei Zhenhua Chemical Co. Ltd., Class A	20,860	108,081
	Huishang Bank Corp. Ltd., Class H	170,400	111,990
*Ω	Huitongda Network Co. Ltd., Class H	20,600	18,242
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,800	57,711
	Hunan Aihua Group Co. Ltd., Class A	11,300	32,966
*	Hunan Corun New Energy Co. Ltd., Class A	17,000	19,021
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	32,728
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	31,800	28,849
	Hunan Gold Corp. Ltd., Class A	14,560	62,527
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	15,500	29,226
*	Hunan New Wellful Co. Ltd., Class A	26,000	21,398
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	57,554
	Hunan Valin Steel Co. Ltd., Class A	83,640	57,016
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	83,063
	Hundsun Technologies, Inc., Class A	4,976	19,640
#*	HUTCHMED China Ltd. 13 HK	101,000	274,782
#*	HUTCHMED China Ltd. HCM US, ADR	2,921	39,258

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	HUYA, Inc., ADR	27,296	$85,709
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	66,600	98,045
*	Hytera Communications Corp. Ltd., Class A	35,200	51,433
*	HyUnion Holding Co. Ltd., Class A	21,900	23,484
*	IAT Automobile Technology Co. Ltd., Class A	16,000	23,118
#*Ω	iDreamSky Technology Holdings Ltd.	423,600	22,760
	IEIT Systems Co. Ltd., Class A	3,800	39,056
	Iflytek Co. Ltd., Class A	4,200	29,585
	IKD Co. Ltd., Class A	28,200	70,353
*Ω	IMAX China Holding, Inc.	24,000	23,031
	Imeik Technology Development Co. Ltd., Class A	1,482	24,965
*	ImmuneOnco Biopharmaceuticals Shanghai, Class H	16,400	9,898
	Industrial & Commercial Bank of China Ltd., Class H	4,006,000	3,609,206
	Industrial Bank Co. Ltd., Class A	147,900	388,130
	Industrial Securities Co. Ltd., Class A	56,320	50,169
	Infore Environment Technology Group Co. Ltd., Class A	52,000	103,890
#*Ω	Ingdan, Inc.	167,000	45,004
	Ingenic Semiconductor Co. Ltd., Class A	2,500	45,920
*	Inkeverse Group Ltd.	387,000	33,862
*	INKON Life Technology Co. Ltd., Class A	18,300	30,276
	Inmyshow Digital Technology Group Co. Ltd., Class A	58,200	50,985
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	121,534
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Berun Chemical Co. Ltd., Class A	78,600	$103,488
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	31,100	147,908
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	91,426
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	3,600	26,672
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,300	71,640
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	41,899
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	106,628
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,900	152,473
*Ω	InnoCare Pharma Ltd., Class H	72,000	127,454
*Ω	Innovent Biologics, Inc.	37,000	432,065
	Innuovo Technology Co. Ltd., Class A	19,000	25,758
*	Insigma Technology Co. Ltd., Class A	21,100	27,201
	Inspur Digital Enterprise Technology Ltd.	218,000	63,410
	Intco Medical Technology Co. Ltd., Class A	13,300	111,127
	Intron Technology Holdings Ltd.	53,000	12,421
#*	iQIYI, Inc., ADR	153,605	181,254
	iRay Group, Class A	2,066	34,717
	IReader Technology Co. Ltd., Class A	7,700	28,292
*	IRICO Display Devices Co. Ltd., Class A	60,400	71,664
*	J&T Global Express Ltd.	613,200	767,812

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	JA Solar Technology Co. Ltd., Class A	23,760	$37,953
	Jade Bird Integrated Technologies Co. Ltd.	30,084	53,461
	Jafron Biomedical Co. Ltd., Class A	13,100	36,593
	Jangho Group Co. Ltd., Class A	34,800	48,888
	Jason Furniture Hangzhou Co. Ltd., Class A	17,100	72,788
	JCET Group Co. Ltd., Class A	16,300	109,724
	JCHX Mining Management Co. Ltd., Class A	6,900	63,594
*Ω	JD Health International, Inc.	157,350	929,921
*Ω	JD Logistics, Inc.	663,200	1,291,642
	JD.com, Inc. (9618 HK), Class A	321,707	4,873,900
*	Jia Yao Holdings Ltd.	20,000	21,213
	Jiajiayue Group Co. Ltd., Class A	26,300	41,711
	Jiang Su Suyan Jingshen Co. Ltd., Class A	29,900	47,675
	Jiangling Motors Corp. Ltd., Class A	16,900	46,530
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	32,000	28,410
	Jiangsu Azure Corp., Class A	28,900	87,843
*	Jiangsu Baichuan High-tech New Materials Co. Ltd., Class A	11,000	16,712
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	2,252	20,439
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	15,650	52,497
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	102,300	58,231
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,000	$15,839
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	79,618	85,321
	Jiangsu Chint Power Technology Co. Ltd., Class A	11,200	47,778
*	Jiangsu Dagang Co. Ltd., Class A	10,800	26,262
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	127,295
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	6,600	12,864
	Jiangsu Expressway Co. Ltd., Class H	202,000	274,849
	Jiangsu Financial Leasing Co. Ltd., Class A	143,900	145,328
*	Jiangsu General Science Technology Co. Ltd., Class A	48,800	33,335
	Jiangsu Gian Technology Co. Ltd., Class A	5,500	33,668
	Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	35,165
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	63,060
	Jiangsu Guoxin Corp. Ltd., Class A	22,900	25,584
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	38,531
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	88,478
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,533	67,586
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,100	30,083

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hongtian Technology Co. Ltd., Class A	5,700	$43,482
	Jiangsu Huachang Chemical Co. Ltd., Class A	17,700	17,488
	Jiangsu Huaxicun Co. Ltd., Class A	20,300	21,411
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	48,610
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,000	59,846
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	28,022
	Jiangsu King's Luck Brewery JSC Ltd., Class A	20,887	84,029
	Jiangsu Leili Motor Co. Ltd., Class A	9,520	59,613
	Jiangsu Lianyungang Port Co. Ltd., Class A	19,500	13,667
	Jiangsu Lihua Foods Group Co. Ltd.	22,875	76,116
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	40,252
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	13,900	68,282
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,840	74,500
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	60,812
	Jiangsu Pacific Quartz Co. Ltd., Class A	8,850	71,891
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,800	48,083
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	44,160
		Shares	Value»
CHINA — (Continued)
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	20,700	$19,885
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	63,400	23,661
	Jiangsu Shagang Co. Ltd., Class A	28,700	18,699
	Jiangsu Shemar Electric Co. Ltd., Class A	7,300	65,133
	Jiangsu Shentong Valve Co. Ltd., Class A	12,900	30,534
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	12,600	137,311
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	4,480	48,822
	Jiangsu Soho High Hope Group Corp., Class A	59,400	24,887
*	Jiangsu Sopo Chemical Co., Class A	19,000	23,000
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	40,040	29,131
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	44,760
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	7,600	68,859
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,400	38,947
	Jiangsu Yangnong Chemical Co. Ltd., Class A	5,690	60,414
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	30,170
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,900	46,817

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	$57,244
	Jiangsu Zhongtian Technology Co. Ltd., Class A	20,900	101,982
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	46,837
	Jiangxi Bank Co. Ltd., Class H	33,500	2,954
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	13,200	18,413
	Jiangxi Copper Co. Ltd., Class H	345,000	1,639,600
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	36,125
	Jiangxi Ganneng Co. Ltd., Class A	19,600	35,926
	Jiangxi Ganyue Expressway Co. Ltd., Class A	86,900	56,409
	Jiangxi Guotai Group Co. Ltd., Class A	15,500	31,526
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	24,710
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,200	29,781
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	13,700	19,154
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	8,600	32,979
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	5,800	21,163
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,400	15,760
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	71,561
		Shares	Value»
CHINA — (Continued)
	Jiayin Group, Inc., ADR	6,193	$29,231
	Jiayou International Logistics Co. Ltd., Class A	25,200	47,054
	Jiaze Renewables Co. Ltd.	52,000	43,004
*	Jihua Group Corp. Ltd., Class A	82,900	35,544
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	14,400	39,959
*	Jilin Chemical Fibre, Class A	45,300	33,948
	Jilin OLED Material Tech Co. Ltd., Class A	7,018	45,733
*	Jinbei Automotive Co. Ltd., Class A	49,200	29,024
#*††	Jinchuan Group International Resources Co. Ltd.	653,000	10,004
	Jinduicheng Molybdenum Co. Ltd., Class A	77,100	222,287
	Jinghua Pharmaceutical Group Co. Ltd., Class A	20,700	22,853
	Jingjin Equipment, Inc., Class A	15,800	43,391
	Jinhong Gas Co. Ltd., Class A	6,719	34,456
	Jinhui Liquor Co. Ltd., Class A	14,200	36,936
	JinkoSolar Holding Co. Ltd., ADR	12,176	284,310
	Jinlei Technology Co. Ltd., Class A	8,500	37,832
	Jinlongyu Group Co. Ltd., Class A	11,300	44,864
	Jinmao Property Services Co. Ltd.	59,120	19,403
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	117,436
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	18,784

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinneng Science&Technology Co. Ltd., Class A	32,000	$31,485
*Ω	Jinxin Fertility Group Ltd.	789,000	241,893
	Jinyu Bio-Technology Co. Ltd., Class A	24,900	53,314
	JiuGui Liquor Co. Ltd., Class A	3,900	24,428
#Ω	Jiumaojiu International Holdings Ltd.	168,000	37,641
	Jiuzhitang Co. Ltd., Class A	17,600	24,909
	Jizhong Energy Resources Co. Ltd., Class A	110,900	91,294
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,000	39,886
	JNBY Design Ltd.	88,500	241,785
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	53,700	86,122
	Joinn Laboratories China Co. Ltd., Class A	10,624	60,740
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	32,880
	Jointown Pharmaceutical Group Co. Ltd., Class A	45,480	34,470
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,200	42,103
	Jones Tech PLC, Class A	7,400	59,288
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,900	45,395
	JOYY, Inc., ADR	5,870	346,271
	JS Corrugating Machinery Co. Ltd., Class A	14,500	21,957
#*Ω	JS Global Lifestyle Co. Ltd.	285,000	62,637
	JSTI Group, Class A	30,744	30,551
#*	Ju Teng International Holdings Ltd.	168,000	86,869
		Shares	Value»
CHINA — (Continued)
	Juneyao Airlines Co. Ltd., Class A	23,700	$39,719
*Ω	JW Cayman Therapeutics Co. Ltd.	105,500	31,544
	Kailuan Energy Chemical Co. Ltd., Class A	35,000	30,206
	Kaishan Group Co. Ltd., Class A	28,700	129,925
*	KBC Corp. Ltd., Class A	2,693	9,804
	KE Holdings, Inc., Class A	274,100	1,521,975
	Keboda Technology Co. Ltd., Class A	4,500	35,575
	Keda Industrial Group Co. Ltd., Class A	43,500	123,465
	KEDE Numerical Control Co. Ltd., Class A	3,006	26,694
*	Keep, Inc.	39,000	14,999
	Kehua Data Co. Ltd., Class A	5,700	51,395
	Keshun Waterproof Technologies Co. Ltd., Class A	47,500	47,390
	Kidswant Children Products Co. Ltd., Class A	34,500	44,853
	Kinetic Development Group Ltd.	910,000	271,452
	Kingboard Holdings Ltd.	269,500	1,527,726
	Kingboard Laminates Holdings Ltd.	322,000	1,437,459
*	KingClean Electric Co. Ltd., Class A	9,180	43,130
*	Kingdee International Software Group Co. Ltd.	102,000	112,846
	Kingfa Sci & Tech Co. Ltd., Class A	15,000	37,840
	Kingnet Network Co. Ltd., Class A	25,800	68,274
	Kingsoft Corp. Ltd.	319,800	944,704
	Konfoong Materials International Co. Ltd., Class A	3,000	79,541
	KPC Pharmaceuticals, Inc., Class A	12,100	16,858

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	15,700	$41,217
Ω	Kuaishou Technology	671,200	3,736,456
	Kuangda Technology Group Co. Ltd., Class A	43,400	38,683
	Kunlun Energy Co. Ltd.	1,462,000	1,406,949
	Kunming Chuan Jin Nuo Chemical Co. Ltd., Class A	5,500	20,445
	Kunshan Huguang Auto Harness Co. Ltd., Class A	12,900	43,077
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	60,333
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,200	17,933
	Kweichow Moutai Co. Ltd., Class A	6,038	1,223,848
	Lakala Payment Co. Ltd., Class A	13,300	52,638
	Lancy Co. Ltd., Class A	9,300	22,001
*	Landai Technology Group Corp. Ltd., Class A	9,500	13,161
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,900	44,500
	Lao Feng Xiang Co. Ltd., Class A	6,800	39,289
	Laobaixing Pharmacy Chain JSC, Class A	11,363	23,343
	Launch Tech Co. Ltd., Class H	40,500	40,994
	LB Group Co. Ltd., Class A	36,700	90,980
	LC Logistics, Inc.	15,000	8,986
	Lee & Man Chemical Co. Ltd.	62,000	38,848
	Lee & Man Paper Manufacturing Ltd.	398,000	172,200
	Lee's Pharmaceutical Holdings Ltd.	149,500	21,265
*Ω	Legend Holdings Corp., Class H	229,200	278,606
#	Lenovo Group Ltd.	2,380,000	3,578,858
		Shares	Value»
CHINA — (Continued)
	Lens Technology Co. Ltd., Class A	60,400	$230,123
*	Leoch Energy, Inc.	1,240	10,577
	Leoch International Technology Ltd.	62,000	7,350
	Lepu Medical Technology Beijing Co. Ltd., Class A	14,800	31,182
	LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	6,000	8,961
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	9,200	25,312
	Levima Advanced Materials Corp., Class A	15,700	55,529
	LexinFintech Holdings Ltd., ADR	24,102	50,855
	Leyard Optoelectronic Co. Ltd., Class A	43,500	40,647
#*	Li Auto, Inc. (2015 HK), Class A	343,200	3,020,237
#*	Li Auto, Inc. (LI US), ADR	857	15,280
	Li Ning Co. Ltd.	809,000	2,106,206
	Lianhe Chemical Technology Co. Ltd., Class A	19,600	47,566
*	Lianlian DigiTech Co. Ltd., Class H	23,000	16,662
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	15,600	26,785
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	9,800	16,827
	Liaoning Cheng Da Co. Ltd., Class A	15,000	26,203
	Liaoning Chengda Biotechnology Co. Ltd., Class A	8,552	28,872
	Liaoning Port Co. Ltd., Class H	134,000	14,786
	Lier Chemical Co. Ltd., Class A	27,380	51,842
*	Lifetech Scientific Corp.	454,000	125,783

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	$25,179
#	Lingbao Gold Group Co. Ltd., Class H	140,000	376,381
	Lingyi iTech Guangdong Co., Class A	42,100	87,421
Ω	Linklogis, Inc., Class B	315,000	98,436
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	29,692
	Livzon Pharmaceutical Group, Inc., Class H	56,171	201,920
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	11,700	36,789
#	LK Technology Holdings Ltd.	142,250	49,527
	Loncin Motor Co. Ltd., Class A	31,997	72,000
#Ω	Longfor Group Holdings Ltd.	416,283	431,031
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	16,144
*	LONGi Green Energy Technology Co. Ltd., Class A	33,744	81,664
	Longshine Technology Group Co. Ltd., Class A	7,600	15,300
	Lonking Holdings Ltd.	809,000	344,388
*	Lotus Holdings Co. Ltd.	47,900	75,491
	Lucky Harvest Co. Ltd., Class A	7,410	32,103
	Luenmei Quantum Co. Ltd., Class A	28,208	27,537
	Luolai Lifestyle Technology Co. Ltd., Class A	19,100	31,490
	Luoniushan Co. Ltd., Class A	26,700	25,775
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	14,300	90,009
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	21,692
	Luxi Chemical Group Co. Ltd., Class A	47,000	117,753
		Shares	Value»
CHINA — (Continued)
	Luxin Venture Capital Group Co. Ltd., Class A	12,200	$38,985
	Luxshare Precision Industry Co. Ltd., Class A	37,949	376,794
	Luyang Energy-Saving Materials Co. Ltd.	21,000	30,409
*Ω	Luye Pharma Group Ltd.	430,000	142,042
	Luyuan Group Holding Cayman Ltd.	28,500	44,358
	Luzhou Laojiao Co. Ltd., Class A	9,000	131,976
	Lygend Resources & Technology Co. Ltd.-H, Class H	32,200	49,336
*	Maanshan Iron & Steel Co. Ltd., Class H	452,000	147,263
	Maccura Biotechnology Co. Ltd., Class A	16,300	25,106
*	Malion New Materials Co. Ltd., Class A	19,800	33,917
	Mango Excellent Media Co. Ltd., Class A	20,602	58,810
#Ω	Maoyan Entertainment	79,718	61,092
*	Maoye Commercial Co. Ltd., Class A	24,800	18,208
	Maxscend Microelectronics Co. Ltd., Class A	1,700	24,851
	Maxvision Technology Corp., Class A	6,800	53,801
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	10,900	41,585
Ω	Medlive Technology Co. Ltd.	50,500	55,970
	Mehow Innovative Ltd., Class A	7,000	27,517
	Meihua Holdings Group Co. Ltd., Class A	65,600	95,344
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	76,900	61,212
Ω	Meitu, Inc.	301,500	162,338
*Ω	Meituan, Class B	100,220	1,078,285

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Mesnac Co. Ltd., Class A	30,300	$30,154
	Metallurgical Corp. of China Ltd., Class H	563,000	114,813
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	22,538
#*Ω	Microport Cardioflow Medtech Corp.	47,600	14,720
#	MicroPort NeuroScientific Corp.	56,428	75,126
*	Microport Scientific Corp.	153,200	172,088
*Ω	MicroTech Medical Hangzhou Co. Ltd., Class H	20,600	21,045
	Micro-Tech Nanjing Co. Ltd., Class A	4,015	50,055
	Midea Group Co. Ltd. 000333 C2, Class A	27,500	327,023
	Midea Group Co. Ltd. 300 HK, Class H	18,000	208,002
Ω	Midea Real Estate Holding Ltd.	117,400	48,838
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,700	22,513
	Ming Yang Smart Energy Group Ltd., Class A	21,700	50,583
	Ming Yuan Cloud Group Holdings Ltd.	214,000	57,675
*	Mingfa Group International Co. Ltd.	299,000	3,536
	MINISO Group Holding Ltd.	93,000	343,155
	Minmetals Capital Co. Ltd., Class A	65,500	50,408
*	Minmetals Development Co. Ltd., Class A	25,100	41,084
	Minth Group Ltd.	286,000	1,250,756
	MLS Co. Ltd., Class A	21,500	29,966
*	MMG Ltd.	1,775,200	1,915,238
*Ω	Mobvista, Inc.	213,000	445,392
	Montage Technology Co. Ltd., Class A	2,343	60,168
		Shares	Value»
CHINA — (Continued)
	Moon Environment Technology Co. Ltd., Class A	30,420	$111,693
	Morimatsu International Holdings Co. Ltd.	108,000	97,003
	Motic Xiamen Electric Group Co. Ltd., Class A	9,400	21,146
*	Mount Everest Gold Group Co. Ltd.	12,000	1,574
	Muyuan Foods Co. Ltd., Class A	18,267	119,800
	MYS Group Co. Ltd., Class A	22,300	11,116
	Nancal Technology Co. Ltd., Class A	3,800	21,964
	NanJi E-Commerce Co. Ltd., Class A	58,100	25,812
	Nanjing Cosmos Chemical Co. Ltd., Class A	12,180	24,935
	Nanjing Hanrui Cobalt Co. Ltd., Class A	7,300	51,985
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	94,193
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	13,100	17,648
	Nanjing Pharmaceutical Group Co. Ltd.	38,500	29,823
	Nanjing Securities Co. Ltd., Class A	25,800	27,840
*	Nanjing Tanker Corp., Class A	126,900	83,237
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	30,527
	Nantong Jianghai Capacitor Co. Ltd., Class A	18,900	106,827
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,000	38,216
	NARI Technology Co. Ltd., Class A	46,532	177,347
	Natural Food International Holding Ltd.	56,000	12,196

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NAURA Technology Group Co. Ltd., Class A	1,755	$138,842
*	NavInfo Co. Ltd., Class A	31,400	41,730
*	Nayuki Holdings Ltd.	161,500	16,021
	NBTM New Materials Group Co. Ltd., Class A	12,900	64,542
#	NetDragon Websoft Holdings Ltd.	66,500	73,533
#*Ω	NetEase Cloud Music, Inc.	9,250	136,602
	NetEase, Inc. (NTES US), ADR	41,035	4,822,023
	Neusoft Corp., Class A	18,600	24,184
	Neutech Group Ltd.	32,000	9,780
	New China Life Insurance Co. Ltd., Class H	322,000	2,114,652
	New Guomai Digital Culture Co. Ltd., Class A	13,200	24,049
	New Hope Dairy Co. Ltd., Class A	16,800	48,968
	New Hope Liuhe Co. Ltd., Class A	13,100	16,765
*	New Journey Health Technology Group Co. Ltd., Class A	59,000	20,037
	New Trend International Logis-Tech Co. Ltd., Class A	12,200	20,553
	Neway Valve Suzhou Co. Ltd., Class A	16,500	152,203
#*	Newborn Town, Inc.	138,000	162,729
	Newland Digital Technology Co. Ltd., Class A	17,900	52,331
	Nexteer Automotive Group Ltd.	176,000	109,341
*	Nine Dragons Paper Holdings Ltd.	581,000	471,841
	Ningbo Boway Alloy Material Co. Ltd., Class A	20,600	53,021
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	22,457
		Shares	Value»
CHINA — (Continued)
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	12,700	$37,387
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	83,936
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	28,300	50,476
	Ningbo Jintian Copper Group Co. Ltd., Class A	37,300	55,647
	Ningbo Joyson Electronic Corp., Class A	27,600	116,322
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,200	102,066
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,900	24,834
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	8,617	43,950
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	8,700	25,629
*	Ningbo Shanshan Co. Ltd., Class A	42,500	103,993
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	9,000	44,302
	Ningbo Tuopu Group Co. Ltd., Class A	10,140	90,424
	Ningbo Xusheng Group Co. Ltd., Class A	20,388	46,330
	Ningbo Yongxin Optics Co. Ltd., Class A	1,100	18,565
	Ningbo Yunsheng Co. Ltd., Class A	34,900	68,268
	Ningbo Zhoushan Port Co. Ltd., Class A	42,100	22,832
	Ningxia Baofeng Energy Group Co. Ltd., Class A	49,600	222,843
	Ningxia Building Materials Group Co. Ltd., Class A	10,300	19,487
	Ningxia Western Venture Industrial Co. Ltd., Class A	34,700	23,893
*	NIO, Inc., Class A	61,320	395,669

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Niu Technologies, Sponsored ADR	5,614	$17,403
	NKY Medical Holdings Ltd., Class A	10,200	28,335
	Noah Holdings Ltd., Sponsored ADR	14,753	153,579
Ω	Nongfu Spring Co. Ltd., Class H	258,400	1,562,715
	Norinco International Cooperation Ltd., Class A	25,280	47,469
	North China Pharmaceutical Co. Ltd., Class A	51,500	39,356
	North Copper Co. Ltd., Class A	34,500	73,206
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	39,513
*	North Industries Group Red Arrow Co. Ltd., Class A	6,900	17,887
	Northeast Pharmaceutical Group Co. Ltd., Class A	65,374	47,256
	Northeast Securities Co. Ltd., Class A	36,500	46,535
	Northking Information Technology Co. Ltd., Class A	16,133	35,538
#*	NovaBridge Biosciences, ADR	21,130	52,191
	Novoray Corp., Class A	4,244	54,696
*	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	17,405
*	Nuode New Materials Co. Ltd., Class A	36,100	57,112
	NYOCOR Co. Ltd., Class A	31,100	35,604
*Ω	Ocumension Therapeutics	41,000	38,988
	Offshore Oil Engineering Co. Ltd., Class A	83,400	82,733
*	OFILM Group Co. Ltd., Class A	25,500	32,632
	Olympic Circuit Technology Co. Ltd., Class A	6,400	49,850
		Shares	Value»
CHINA — (Continued)
	OmniVision Integrated Circuits Group, Inc.	3,000	$43,396
#	Onewo, Inc., Class H	52,700	114,110
	Oppein Home Group, Inc., Class A	8,400	57,926
	Opple Lighting Co. Ltd., Class A	10,400	30,906
	ORG Technology Co. Ltd., Class A	48,784	39,371
	Orient International Enterprise Ltd., Class A	27,900	28,896
#	Orient Overseas International Ltd.	51,000	890,363
Ω	Orient Securities Co. Ltd., Class H	299,200	237,836
*	Oriental Energy Co. Ltd., Class A	38,900	45,838
	Oriental Pearl Group Co. Ltd., Class A	31,900	46,884
	Ovctek China, Inc., Class A	18,180	38,458
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	18,460	32,298
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	49,024
*	PCI Technology Group Co. Ltd., Class A	27,340	21,466
*	PDD Holdings, Inc., ADR	32,626	3,258,685
*Ω	Peijia Medical Ltd.	55,000	43,744
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	0
*	Pengxin International Mining Co. Ltd., Class A	42,800	51,819
	People.cn Co. Ltd., Class A	6,800	18,945
	People's Insurance Co. Group of China Ltd. , Class H	1,873,000	1,281,537
*	Perennial Energy Holdings Ltd.	205,000	26,254
#	Persistence Gold Group Ltd.	200,000	28,244
	PetroChina Co. Ltd., Class H	3,454,000	5,327,843
#*	Phancy Group Co. Ltd., Class H	4,500	21,697

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	$36,285
Ω	Pharmaron Beijing Co. Ltd., Class H	55,175	148,963
	PhiChem Corp., Class A	7,100	31,836
	PICC Property & Casualty Co. Ltd., Class H	912,000	1,647,403
	Ping An Bank Co. Ltd., Class A	103,500	174,204
#*Ω	Ping An Healthcare & Technology Co. Ltd.	359,918	497,794
	Ping An Insurance Group Co. of China Ltd., Class H	774,500	6,295,212
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	89,107
	PNC Process Systems Co. Ltd., Class A	9,640	35,346
	POCO Holding Co. Ltd., Class A	4,400	62,840
*	Polaris Bay Group Co. Ltd., Class A	43,000	39,627
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	28,652
	Poly Property Group Co. Ltd.	409,189	101,161
	Poly Property Services Co. Ltd., Class H	58,400	233,962
*	Pony Testing International Group Co. Ltd., Class A	8,800	12,465
#Ω	Pop Mart International Group Ltd.	102,800	2,092,372
*	Porton Pharma Solutions Ltd., Class A	8,800	27,536
Ω	Postal Savings Bank of China Co. Ltd., Class H	954,000	613,443
	Pou Sheng International Holdings Ltd.	768,000	38,284
	Power Construction Corp. of China Ltd., Class A	119,400	97,934
		Shares	Value»
CHINA — (Continued)
	Precision Tsugami China Corp. Ltd.	3,000	$18,490
	Prinx Chengshan Holdings Ltd.	56,500	57,778
*	Productive Technologies Co. Ltd.	818,000	72,537
	PW Medtech Group Ltd.	171,000	24,732
	Pylon Technologies Co. Ltd., Class A	7,722	87,422
	Q Technology Group Co. Ltd.	181,000	189,950
	Qfin Holdings, Inc., ADR	31,859	416,716
*	Qi An Xin Technology Group, Inc., Class A	8,255	36,635
	Qianhe Condiment & Food Co. Ltd., Class A	34,879	46,769
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	34,448
	Qingdao Citymedia Co. Ltd., Class A	21,600	20,022
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	173,149
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	16,438
	Qingdao Gaoce Technology Co. Ltd., Class A	19,472	38,263
	Qingdao Gon Technology Co. Ltd., Class A	8,700	67,528
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	35,723
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	68,299
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	27,707

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	4,000	$40,973
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,092	49,902
Ω	Qingdao Port International Co. Ltd., Class H	302,000	295,552
	Qingdao Rural Commercial Bank Corp., Class A	127,700	56,834
	Qingdao Sentury Tire Co. Ltd., Class A	20,520	51,792
	Qingdao TGOOD Electric Co. Ltd., Class A	11,600	50,372
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	15,500	18,385
*	Qinghai Salt Lake Industry Co. Ltd., Class A	29,300	169,847
*	Qingling Motors Co. Ltd., Class H	194,000	25,695
	Qinhuangdao Port Co. Ltd., Class H	257,000	81,332
	Queclink Wireless Solutions Co. Ltd., Class A	14,300	30,805
	Quectel Wireless Solutions Co. Ltd., Class A	5,040	53,601
	Quick Intelligent Equipment Co. Ltd., Class A	6,600	45,490
#*	Qunabox Group Ltd.	31,800	60,948
*	Quzhou DFP New Material Group Co. Ltd.	35,900	23,880
#*	Radiance Holdings Group Co. Ltd.	219,000	29,485
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	25,668
	Range Intelligent Computing Technology Group Co. Ltd., Class A	7,600	100,075
		Shares	Value»
CHINA — (Continued)
	Rayhoo Motor Dies Co. Ltd., Class A	5,800	$25,551
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	31,840
	Renhe Pharmacy Co. Ltd., Class A	37,500	31,263
	Rianlon Corp., Class A	9,300	59,209
	Richinfo Technology Co. Ltd., Class A	2,800	9,301
*	Risen Energy Co. Ltd., Class A	20,800	54,336
	Riyue Heavy Industry Co. Ltd., Class A	16,500	30,894
	Rizhao Port Co. Ltd., Class A	88,600	38,427
	Rockchip Electronics Co. Ltd., Class A	1,900	51,284
*	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	29,049
	Rongsheng Petrochemical Co. Ltd., Class A	64,050	131,166
*	Roshow Technology Co. Ltd., Class A	36,600	41,302
	Ruida Futures Co. Ltd., Class A	9,100	33,198
	Runjian Co. Ltd., Class A	11,000	96,705
*	Ruyi Film Entertainment Co. Ltd., Class A	30,700	45,568
*	Sai Micro Electronics, Inc., Class A	10,600	71,696
	SAIC Motor Corp. Ltd., Class A	22,765	46,099
	Sailun Group Co. Ltd., Class A	50,500	103,206
	Sanan Optoelectronics Co. Ltd., Class A	13,000	26,074
	Sangfor Technologies, Inc., Class A	900	15,554
	Sanjiang Shopping Club Co. Ltd., Class A	13,400	26,757
*	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	35,934
	Sansure Biotech, Inc., Class A	14,206	35,725

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sanwei Holding Group Co. Ltd., Class A	15,469	$25,517
	Sany Heavy Equipment International Holdings Co. Ltd.	455,000	628,940
	Sany Heavy Industry Co. Ltd., Class A	33,700	100,668
	Satellite Chemical Co. Ltd., Class A	67,527	293,057
	SDIC Capital Co. Ltd., Class A	45,800	45,100
	SDIC Power Holdings Co. Ltd., Class A	35,400	70,600
	Sealand Securities Co. Ltd., Class A	106,019	60,887
#*	Seazen Group Ltd.	726,761	207,073
*	Seazen Holdings Co. Ltd., Class A	19,500	42,256
*††	S-Enjoy Service Group Co. Ltd.	103,000	6,904
	Seres Group Co. Ltd., Class A	5,400	70,463
	SF Holding Co. Ltd. 002352 C2, Class A	19,800	107,748
#	SF Holding Co. Ltd. 6936 HK, Class H	66,000	299,620
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	34,670	19,866
	Shaanxi Coal Industry Co. Ltd., Class A	67,300	257,268
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	99,600	50,792
*	Shaanxi Heimao Coking Co. Ltd., Class A	42,000	24,755
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	19,500	22,685
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	206,228
#*	Shandong BoAn Biotechnology Co. Ltd., Class H	41,600	36,514
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	33,045
		Shares	Value»
CHINA — (Continued)
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	17,200	$41,049
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	36,190
	Shandong Denghai Seeds Co. Ltd., Class A	13,700	20,534
Ω	Shandong Gold Mining Co. Ltd., Class H	161,500	591,590
*	Shandong Haihua Co. Ltd., Class A	23,000	20,057
	Shandong Head Group Co. Ltd., Class A	6,900	27,055
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	10,600	136,067
	Shandong Hi-speed Co. Ltd., Class A	12,100	18,939
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	30,900	25,088
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	191,362
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	48,700	27,803
	Shandong Humon Smelting Co. Ltd., Class A	22,300	54,539
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	17,000	38,761
	Shandong Jinjing Science & Technology Co. Ltd., Class A	48,400	41,743
	Shandong Linglong Tyre Co. Ltd., Class A	16,995	32,980
	Shandong Lukang Pharma, Class A	34,400	41,078

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,900	$46,169
	Shandong Publishing & Media Co. Ltd., Class A	29,800	32,536
	Shandong Sun Paper Industry JSC Ltd., Class A	42,700	92,135
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	5,400	66,976
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	764,400	336,892
	Shandong WIT Dyne Health Co. Ltd., Class A	4,300	18,246
	Shandong Xiantan Group Co. Ltd.	21,200	19,897
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	72,973
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	24,800	40,750
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	28,900	61,704
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	651	1,476
*	Shanghai AJ Group Co. Ltd., Class A	48,900	34,633
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	3,092	42,082
	Shanghai AtHub Co. Ltd., Class A	15,139	82,414
	Shanghai Bailian Group Co. Ltd., Class A	23,000	27,869
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	15,400	42,956
		Shares	Value»
CHINA — (Continued)
	Shanghai Baolong Automotive Corp., Class A	10,400	$51,737
	Shanghai Baosight Software Co. Ltd., Class A	14,604	48,663
	Shanghai Baosteel Packaging Co. Ltd., Class A	53,700	40,580
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	28,300	14,525
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,660	34,585
	Shanghai Bright Meat Group Co. Ltd., Class A	21,800	18,809
#	Shanghai Chicmax Cosmetic Co. Ltd., Class H	7,600	45,741
	Shanghai Chinafortune Co. Ltd., Class A	20,100	41,762
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	19,400	36,734
	Shanghai Construction Group Co. Ltd., Class A	219,728	87,054
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	32,117	51,747
	Shanghai Datun Energy Resources Co. Ltd., Class A	25,600	52,087
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	391
*	Shanghai Electric Group Co. Ltd., Class H	396,000	197,965
	Shanghai Electric Power Co. Ltd., Class A	34,100	85,050
	Shanghai Environment Group Co. Ltd., Class A	34,800	41,766

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,600	$18,011
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	61,500	150,941
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	4,000	19,991
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	34,000	12,333
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,200	27,820
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	20,848
	Shanghai Gench Education Group Ltd.	35,000	9,239
	Shanghai Gentech Co. Ltd., Class A	4,575	21,933
	Shanghai Haixin Group Co., Class A	18,300	22,398
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	68,995
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	10,640	30,162
	Shanghai Huace Navigation Technology Ltd., Class A	7,840	36,500
	Shanghai Huafon Aluminium Corp., Class A	24,600	66,925
	Shanghai Huayi Group Co. Ltd., Class A	47,600	76,073
	Shanghai Industrial Holdings Ltd.	93,000	183,082
*	Shanghai Industrial Urban Development Group Ltd.	569,600	20,090
		Shares	Value»
CHINA — (Continued)
#*	Shanghai INT Medical Instruments Co. Ltd., Class H	18,200	$91,627
	Shanghai International Airport Co. Ltd., Class A	4,100	16,376
	Shanghai Jahwa United Co. Ltd., Class A	11,300	33,359
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	10,800	40,423
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	16,028
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	23,200	19,691
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	6,400	20,943
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	28,226
	Shanghai Lingang Holdings Corp. Ltd., Class A	32,000	42,237
	Shanghai M&G Stationery, Inc., Class A	18,400	66,210
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	70,521
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,791	26,836
*	Shanghai Milkground Food Tech Co. Ltd., Class A	11,600	35,133
	Shanghai Moons' Electric Co. Ltd., Class A	2,400	20,986
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	139,000	209,434
	Shanghai Pioneer Holding Ltd.	237,000	68,702

World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shanghai Pret Composites Co. Ltd., Class A	26,600	$57,189
Shanghai Pudong Construction Co. Ltd., Class A	21,500	22,269
Shanghai Pudong Development Bank Co. Ltd., Class A	132,034	179,162
Shanghai Putailai New Energy Technology Group Co. Ltd.	23,977	127,829
Shanghai QiFan Cable Co. Ltd., Class A	12,300	65,773
Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	39,089
Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	23,867
Shanghai Rural Commercial Bank Co. Ltd., Class A	43,700	57,388
Shanghai Shibei Hi-Tech Co. Ltd., Class A	22,600	16,050
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	59,921
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	4,800	66,840
Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	32,408
Shanghai Tunnel Engineering Co. Ltd., Class A	43,900	38,249
Shanghai Vital Microtech Co. Ltd.	14,160	57,432
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	28,217
Shanghai Yaoji Technology Co. Ltd., Class A	9,800	29,478
		Shares	Value»
CHINA — (Continued)
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	33,570	$24,259
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	44,784
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	62,700	49,869
	Shanghai Zhezhong Group Co. Ltd., Class A	4,500	11,723
	Shanghai Zhonggu Logistics Co. Ltd., Class A	51,000	81,057
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	51,100	52,347
	Shanjin International Gold Co. Ltd., Class A	22,360	85,893
	Shannon Semiconductor Technology Co. Ltd., Class A	4,900	126,919
	Shantui Construction Machinery Co. Ltd., Class A	33,200	58,077
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	40,425
	Shanxi Coal International Energy Group Co. Ltd., Class A	41,500	85,659
	Shanxi Coking Co. Ltd., Class A	78,560	49,506
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	109,400	112,694
*	Shanxi Guoxin Energy Corp. Ltd., Class A	44,600	23,504
	Shanxi Hi-speed Group Co. Ltd., Class A	37,900	27,985
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	44,086

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	49,700	$24,425
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	47,300	112,110
*	Shanxi Meijin Energy Co. Ltd., Class A	72,600	47,494
	Shanxi Securities Co. Ltd., Class A	61,660	51,141
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,400	32,699
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	105,737
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	25,100	21,100
	Sharetronic Data Technology Co. Ltd., Class A	5,880	225,912
	Shede Spirits Co. Ltd., Class A	4,000	25,942
	Shenergy Co. Ltd., Class A	31,800	42,200
	Shengda Resources Co. Ltd., Class A	12,200	65,796
	Shenghe Resources Holding Co. Ltd., Class A	9,800	37,618
	Shengyi Technology Co. Ltd., Class A	10,200	115,627
	Shenma Industry Co. Ltd., Class A	20,400	22,921
	Shennan Circuits Co. Ltd., Class A	4,920	227,874
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	383,200	137,046
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	4,508	45,953
	Shenzhen Agricultural Power Group Co. Ltd., Class A	41,200	44,593
	Shenzhen Airport Co. Ltd., Class A	46,800	48,935
	Shenzhen Aisidi Co. Ltd., Class A	36,600	74,039
		Shares	Value»
CHINA — (Continued)
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	25,100	$51,304
	Shenzhen Bingchuan Network Co. Ltd., Class A	5,500	21,541
	Shenzhen BSC Technology Co. Ltd., Class A	4,900	23,650
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	58,690
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	23,170
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	23,754
	Shenzhen Click Technology Co. Ltd., Class A	12,000	34,059
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	46,940
	Shenzhen Comix Group Co. Ltd., Class A	13,300	13,491
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	15,293
	Shenzhen Desay Battery Technology Co., Class A	12,727	54,416
	Shenzhen Energy Group Co. Ltd., Class A	33,500	33,597
	Shenzhen Envicool Technology Co. Ltd., Class A	7,424	103,826
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	20,580	101,062
#	Shenzhen Expressway Corp. Ltd., Class H	178,000	168,347
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	17,800	72,602

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	$44,386
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	35,900	38,782
	Shenzhen Gas Corp. Ltd., Class A	37,300	37,858
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	53,101
	Shenzhen Goodix Technology Co. Ltd., Class A	2,700	25,766
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,000	42,781
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,900	76,869
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	66,527
#	Shenzhen International Holdings Ltd.	371,334	352,004
#*	Shenzhen Investment Ltd.	527,262	55,393
	Shenzhen Invt Electric Co. Ltd., Class A	26,700	30,619
*	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	19,980
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	34,570
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	70,370
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,900	30,837
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	129,509
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	10,100	20,314
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	13,000	$28,061
	Shenzhen Kinwong Electronic Co. Ltd., Class A	13,800	143,733
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,700	46,193
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	28,200	43,509
	Shenzhen Leaguer Co. Ltd., Class A	45,100	56,500
	Shenzhen Lifotronic Technology Co. Ltd., Class A	10,268	19,644
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	21,799
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,221	104,448
	Shenzhen MTC Co. Ltd., Class A	99,900	162,401
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	32,537
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	18,617
	Shenzhen Noposin Crop Science Co. Ltd., Class A	24,100	38,672
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	42,406	14,073
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	48,000	10,117
	Shenzhen Qingyi Photomask Ltd., Class A	5,756	26,206
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,500	41,424

World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shenzhen SC New Energy Technology Corp., Class A	8,300	$113,950
Shenzhen SED Industry Co. Ltd., Class A	11,400	28,990
Shenzhen SEG Co. Ltd., Class A	23,000	27,662
Shenzhen Senior Technology Material Co. Ltd., Class A	12,632	30,643
Shenzhen Sinexcel Electric Co. Ltd., Class A	11,100	76,263
Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	70,441
Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	19,998
Shenzhen Sunway Communication Co. Ltd., Class A	11,500	154,415
Shenzhen Tagen Group Co. Ltd., Class A	50,500	26,057
Shenzhen Topband Co. Ltd., Class A	20,900	32,850
Shenzhen Topraysolar Co. Ltd., Class A	23,000	18,476
Shenzhen Topway Video Communication Co. Ltd., Class A	17,500	18,771
Shenzhen Transsion Holdings Co. Ltd., Class A	5,115	43,304
Shenzhen Weiguang Biological Products Co. Ltd., Class A	8,000	30,140
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,383	95,167
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	34,300	22,764
Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	54,680
		Shares	Value»
CHINA — (Continued)
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,100	$78,277
*	Shenzhen Zhenye Group Co. Ltd., Class A	21,500	30,551
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	77,885
	Shenzhou International Group Holdings Ltd.	312,400	1,904,209
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	5,300	90,026
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	24,537
	Shinva Medical Instrument Co. Ltd., Class A	13,260	26,748
	Shiyue Daotian Group Co. Ltd., Class H	9,000	7,304
	Shoucheng Holdings Ltd.	634,800	132,017
	Shougang Century Holdings Ltd.	65,200	21,149
	Shougang Fushan Resources Group Ltd.	956,375	339,282
††	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	601
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	61,400	54,828
	Shui On Land Ltd.	1,050,500	71,346
	Sichuan Changhong Electric Co. Ltd., Class A	41,000	52,647
*	Sichuan Chengfei Integration Technology Corp., Class A	7,200	31,298
	Sichuan Chuantou Energy Co. Ltd., Class A	13,700	30,729

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	25,300	$40,658
	Sichuan EM Technology Co. Ltd., Class A	25,000	144,408
#	Sichuan Expressway Co. Ltd., Class H	138,000	103,952
	Sichuan Furong Technology Co. Ltd., Class A	16,016	25,403
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	42,742
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	90,338
*	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	76,780
*	Sichuan Hongda Co. Ltd., Class A	21,100	56,327
	Sichuan Injet Electric Co. Ltd., Class A	3,900	28,303
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	8,113
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,819	95,373
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	34,078
	Sichuan New Energy Power Co. Ltd., Class A	29,900	76,589
	Sichuan Road & Bridge Group Co. Ltd., Class A	72,600	87,109
	Sichuan Swellfun Co. Ltd., Class A	11,800	56,249
	Sichuan Teway Food Group Co. Ltd., Class A	26,500	66,506
	Sichuan Yahua Industrial Group Co. Ltd., Class A	19,900	89,506
#	Sihuan Pharmaceutical Holdings Group Ltd.	589,000	96,396
		Shares	Value»
CHINA — (Continued)
	SIIC Environment Holdings Ltd. (807 HK)	75,000	$10,360
	SIIC Environment Holdings Ltd. (SIIC SP)	402,300	57,639
Ω	Simcere Pharmaceutical Group Ltd.	163,000	247,384
	Sineng Electric Co. Ltd., Class A	4,200	23,422
	Sino Biopharmaceutical Ltd.	1,321,250	919,674
	Sinocare, Inc., Class A	5,900	14,371
*	Sinochem International Corp., Class A	35,500	23,929
	Sinofert Holdings Ltd.	1,036,000	207,320
	Sinofibers Technology Co. Ltd., Class A	6,000	32,582
	Sinolink Securities Co. Ltd., Class A	26,600	35,089
	Sinoma International Engineering Co., Class A	56,100	76,858
	Sinoma Science & Technology Co. Ltd., Class A	22,750	185,012
	Sinomach Automobile Co. Ltd., Class A	35,400	31,504
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	59,800	37,702
	Sinomach Precision Industry Group Co. Ltd., Class A	9,500	72,970
	Sinomine Resource Group Co. Ltd., Class A	8,520	113,905
	Sinopec Engineering Group Co. Ltd., Class H	563,500	452,957
#	Sinopec Kantons Holdings Ltd.	388,000	201,804
*	Sinopec Oilfield Equipment Corp., Class A	29,400	31,384
#*	Sinopec Oilfield Service Corp., Class H	696,000	72,803

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	884,000	$147,375
	Sinopharm Group Co. Ltd., Class H	434,800	1,034,285
	Sino-Platinum Metals Co. Ltd., Class A	20,919	61,819
	Sinoseal Holding Co. Ltd., Class A	2,800	13,922
	Sinosoft Co. Ltd., Class A	7,900	19,080
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	36,154
	Sinosteel New Materials Co. Ltd., Class A	24,200	34,392
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd., Class H	2,500	1,269
	Sinotrans Ltd., Class H	730,000	476,309
	Sinotruk Hong Kong Ltd.	254,500	1,251,811
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	42,929
*	Sipai Health Technology Co. Ltd.	72,600	12,610
	Sirio Pharma Co. Ltd., Class A	7,713	22,030
	Skshu Paint Co. Ltd., Class A	1,960	12,257
	Skyworth Digital Co. Ltd., Class A	21,087	39,313
*	Skyworth Group Ltd.	218,000	175,268
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	8,700	13,176
#Ω	Smoore International Holdings Ltd.	151,000	180,500
	Snowsky Salt Industry Group Co. Ltd., Class A	42,600	43,228
*	SOHO China Ltd.	585,500	33,318
	Soho Holly Futures Co. Ltd., Class H	42,000	15,467
	Sokan New Materials Group Co. Ltd., Class A	4,492	23,722
	Solareast Holdings Co. Ltd., Class A	15,000	18,444
		Shares	Value»
CHINA — (Continued)
	Songcheng Performance Development Co. Ltd., Class A	51,900	$58,672
	Sonoscape Medical Corp., Class A	4,600	16,438
	SooChow Securities Co. Ltd., Class A	38,420	45,358
	Southern Publishing & Media Co. Ltd., Class A	25,700	47,110
	Southwest Securities Co. Ltd., Class A	71,900	44,737
#*	So-Young International, Inc., ADR	16,596	50,120
	SPIC Green Energy Co. Ltd., Class A	44,000	42,035
*	SPIC Hydropower Co. Ltd., Class A	13,200	29,664
	SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	28,788
	Spring Airlines Co. Ltd., Class A	7,600	52,577
#	SSY Group Ltd.	461,026	135,715
	Stanley Agricultural Group Co. Ltd., Class A	26,700	42,800
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,400	40,491
	StarPower Semiconductor Ltd., Class A	1,800	27,466
	State Grid Information & Communication Co. Ltd., Class A	18,500	46,518
	State Grid Yingda Co. Ltd., Class A	43,200	37,632
	STO Express Co. Ltd., Class A	36,200	86,798
	Sumavision Technologies Co. Ltd., Class A	15,900	12,978
	Sumec Corp. Ltd., Class A	38,000	68,168
#	Sun Art Retail Group Ltd.	822,500	153,048
	Sun King Technology Group Ltd.	370,000	76,502

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	$33,345
	Sungrow Power Supply Co. Ltd., Class A	8,260	167,975
	Suning Universal Co. Ltd., Class A	97,900	31,426
	Sunny Optical Technology Group Co. Ltd.	195,800	1,611,945
	Sunresin New Materials Co. Ltd., Class A	5,064	47,479
	Sunrise Group Co. Ltd., Class A	25,800	28,047
#*	Sunshine Lake Pharma Co. Ltd., Class H	31,949	168,040
	Sunstone Development Co. Ltd., Class A	24,000	87,948
	Suntak Technology Co. Ltd., Class A	16,000	32,747
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	51,827
	Sunwoda Electronic Co. Ltd., Class A	14,382	58,221
	Suofeiya Home Collection Co. Ltd., Class A	11,900	20,937
	SUPCON Technology Co. Ltd., Class A	4,279	49,896
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	35,147
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,200	446,514
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	53,935
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	21,650
	Suzhou Maxwell Technologies Co. Ltd., Class A	2,300	81,052
		Shares	Value»
CHINA — (Continued)
	Suzhou Secote Precision Electronic Co. Ltd., Class A	7,840	$62,415
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	22,908
	Suzhou Sushi Testing Group Co. Ltd., Class A	11,600	29,010
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,860	219,698
	Suzhou TZTEK Technology Co. Ltd., Class A	3,095	32,758
#	SY Holdings Group Ltd.	99,500	113,331
	Symphony Holdings Ltd.	450,000	81,292
*	SYoung Group Co. Ltd., Class A	8,100	30,496
	Taiji Computer Corp. Ltd., Class A	15,519	39,365
*	Taiyuan Heavy Industry Co. Ltd., Class A	71,100	24,914
*	Tangrenshen Group Co. Ltd., Class A	38,200	23,293
	TangShan Port Group Co. Ltd., Class A	100,337	68,323
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	60,300
	Tansun Technology Co. Ltd., Class A	8,100	19,691
*	Tanwan, Inc.	38,600	75,372
	Tasly Pharmaceutical Group Co. Ltd., Class A	14,300	31,701
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	33,756
	TBEA Co. Ltd., Class A	43,150	170,800
	TCL Electronics Holdings Ltd.	364,666	704,703
	TCL Technology Group Corp., Class A	167,500	104,901

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	20,375	$25,922
	TDG Holdings Co. Ltd., Class A	44,400	181,971
*††	Tech-Pro, Inc.	1,538,000	0
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	15,969
	Ten Pao Group Holdings Ltd.	80,000	24,263
	Tencent Holdings Ltd.	420,100	25,513,612
	Tencent Music Entertainment Group, ADR	105,403	966,546
	Tencent Music Entertainment Group, Class A	19,000	86,694
	Three Squirrels, Inc., Class A	13,400	38,175
	Three's Co. Media Group Co. Ltd., Class A	3,700	25,598
	Thunder Software Technology Co. Ltd., Class A	1,190	11,209
	Tian An China Investment Co. Ltd.	148,000	79,119
	Tian Di Science & Technology Co. Ltd., Class A	67,200	56,068
	Tian Lun Gas Holdings Ltd.	35,500	12,943
	Tiande Chemical Holdings Ltd.	68,000	11,097
*	Tianfeng Securities Co. Ltd., Class A	75,500	39,816
#	Tiangong International Co. Ltd.	390,000	170,786
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	21,277
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	94,000	51,820
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	39,564
		Shares	Value»
CHINA — (Continued)
	Tianjin Development Holdings Ltd.	46,000	$13,722
	Tianjin Port Co. Ltd., Class A	65,600	45,594
	Tianjin Port Development Holdings Ltd.	682,000	61,093
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	17,400	45,916
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	34,500	21,727
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	36,700	29,934
*	Tianma Microelectronics Co. Ltd., Class A	33,300	37,221
	Tianneng Battery Group Co. Ltd., Class A	7,253	32,478
#	Tianneng Power International Ltd.	262,000	192,614
#*	Tianqi Lithium Corp., Class H	37,000	315,534
	Tianrun Industry Technology Co. Ltd., Class A	31,800	52,456
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	224,005
*	TianShan Material Co. Ltd., Class A	27,200	18,550
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	61,546
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	8,800	29,296
	Tibet Mineral Development Co. Ltd., Class A	7,100	40,533
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	8,580	50,812
	Time Interconnect Technology Ltd.	224,000	591,884
	Tinergy Chemical Co. Ltd., Class A	65,975	44,374

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tingyi Cayman Islands Holding Corp.	626,000	$965,882
	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	73,621
	TK Group Holdings Ltd.	68,000	20,560
	TKD Science & Technology Co. Ltd., Class A	12,400	69,828
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	33,397
	Tomson Group Ltd.	42,541	12,894
#	Tong Ren Tang Technologies Co. Ltd., Class H	155,000	76,245
	Tongcheng Travel Holdings Ltd.	410,000	935,816
*	Tongdao Liepin Group	125,600	40,474
	TongFu Microelectronics Co. Ltd., Class A	15,500	117,748
#	Tongguan Gold Group Ltd.	298,000	109,646
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	39,500	53,492
	Tongkun Group Co. Ltd., Class A	23,600	83,830
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	83,167
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	139,354
*	Tongwei Co. Ltd., Class A	31,488	80,707
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	37,464
	Topchoice Medical Corp., Class A	5,462	33,827
#Ω	Topsports International Holdings Ltd.	719,000	275,569
#	Towngas Smart Energy Co. Ltd.	127,827	57,811
*	TPV Technology Co. Ltd., Class A	145,100	56,430
		Shares	Value»
CHINA — (Continued)
*Ω	Transcenta Holding Ltd.	24,500	$6,959
	Transfar Zhilian Co. Ltd., Class A	55,900	47,837
	TravelSky Technology Ltd., Class H	255,000	315,720
	Triangle Tyre Co. Ltd., Class A	20,900	44,990
*	Trina Solar Co. Ltd., Class A	17,183	43,824
	Trip.com Group Ltd. (9961 HK)	80,550	4,349,616
#	Trip.com Group Ltd. (TCOM US), ADR	4,100	222,261
*	Triumph New Energy Co. Ltd., Class H	62,000	27,482
	Triumph Science & Technology Co. Ltd., Class A	17,500	39,972
*	Truking Technology Ltd., Class A	19,000	27,388
*	Tsinghua Tongfang Co. Ltd., Class A	33,600	39,455
	Tsingtao Brewery Co. Ltd., Class H	234,000	1,617,785
	TSP Wind Power Group Co. Ltd.	23,500	39,325
#*Ω	Tuhu Car, Inc.	26,300	44,831
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	0
	Tungkong, Inc., Class A	14,100	21,130
	Tuniu Corp. TOUR US, Sponsored ADR	1,866	13,752
	Uni-Bio Science Group Ltd.	440,000	5,393
	Unilumin Group Co. Ltd., Class A	33,796	31,610
#	Uni-President China Holdings Ltd.	474,000	436,292
	Unisplendour Corp. Ltd., Class A	13,200	62,204
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	132,582
*	UTour Group Co. Ltd., Class A	26,900	24,834
	V V Food & Beverage Co. Ltd., Class A	43,600	23,882

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Valiant Co. Ltd., Class A	20,600	$50,195
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	12,800	25,669
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	5,100	10,227
	Vatti Corp. Ltd., Class A	23,800	20,569
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	6,100	23,191
*Ω	Venus MedTech Hangzhou, Inc., Class H	90,500	21,275
*	Venustech Group, Inc., Class A	9,800	22,485
	Victory Giant Technology Huizhou Co. Ltd., Class A	8,600	420,278
	Vipshop Holdings Ltd., ADR	133,611	1,922,662
*	Visionox Technology, Inc., Class A	33,500	39,827
*Ω	Viva Biotech Holdings	427,500	92,745
#*	Vnet Group, Inc., ADR	59,058	490,772
*	VOYAH Automobile Technology Co. Ltd., Class H	239,445	183,424
	Walvax Biotechnology Co. Ltd., Class A	26,000	49,621
	Wangneng Environment Co. Ltd., Class A	12,800	32,838
	Wangsu Science & Technology Co. Ltd., Class A	22,500	53,132
	Wanguo Gold Group Ltd.	328,000	473,043
	Wanhua Chemical Group Co. Ltd., Class A	31,100	408,906
	Want Want China Holdings Ltd.	1,548,000	874,176
	Wanxiang Qianchao Co. Ltd., Class A	35,900	85,214
	Warom Technology, Inc. Co., Class A	7,100	19,444
	Wasion Holdings Ltd.	212,000	735,155
		Shares	Value»
CHINA — (Continued)
	Wasu Media Holding Co. Ltd., Class A	28,700	$31,183
	Weibo Corp. (9898 HK), Class A	12,600	104,318
#	Weibo Corp. (WB US), Sponsored ADR	7,293	61,334
	Weichai Power Co. Ltd., Class H	583,000	2,898,027
	Weifu High-Technology Group Co. Ltd., Class A	15,900	45,639
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,900	24,054
	Weihai Guangwei Composites Co. Ltd., Class A	6,960	33,707
	Weilong Delicious Global Holdings Ltd.	123,800	150,580
#*Ω	Weimob, Inc.	50,000	9,405
	Wellhope Foods Co. Ltd., Class A	19,600	20,130
	Wencan Group Co. Ltd., Class A	9,300	25,405
	Wens Foodstuff Group Co. Ltd., Class A	28,200	67,859
	Wenzhou Yihua Connector Co. Ltd., Class A	4,700	39,677
#	West China Cement Ltd.	784,000	253,739
	Western Metal Materials Co. Ltd., Class A	12,100	113,407
	Western Mining Co. Ltd., Class A	45,700	199,763
	Western Region Gold Co. Ltd., Class A	15,600	74,998
	Western Securities Co. Ltd., Class A	26,100	27,532
	Western Superconducting Technologies Co. Ltd., Class A	4,368	41,548
#	Wharf Holdings Ltd.	350,000	1,158,789
	Willfar Information Technology Co. Ltd., Class A	6,961	38,248
	Winall Hi-Tech Seed Co. Ltd., Class A	6,039	7,510

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Windey Energy Technology Group Co. Ltd., Class A	24,290	$57,786
*	Wingtech Technology Co. Ltd., Class A	7,700	31,685
	Winner Medical Co. Ltd., Class A	9,300	42,698
*	Wison Engineering Services Co. Ltd.	122,000	9,753
	Wolong Electric Group Co. Ltd., Class A	4,460	24,792
*	World Union Group, Inc., Class A	62,600	28,629
	Wuchan Zhongda Group Co. Ltd., Class A	70,600	53,032
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	2,600	39,991
	Wuhan East Lake High Technology Group Co. Ltd., Class A	8,600	11,343
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	3,600	8,961
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	20,679
*	Wuhan P&S Information Technology Co. Ltd., Class A	14,000	27,618
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	31,638
	Wuhu Token Science Co. Ltd., Class A	29,600	28,510
	Wuliangye Yibin Co. Ltd., Class A	24,000	341,417
	Wuling Motors Holdings Ltd.	320,000	18,922
	WUS Printed Circuit Kunshan Co. Ltd., Class A	5,300	80,683
	Wushang Group Co. Ltd., Class A	15,200	18,711
Ω	WuXi AppTec Co. Ltd., Class H	49,539	870,296
	Wuxi Autowell Technology Co. Ltd., Class A	5,999	72,049
		Shares	Value»
CHINA — (Continued)
	Wuxi Best Precision Machinery Co. Ltd., Class A	12,500	$53,282
*Ω	Wuxi Biologics Cayman, Inc.	561,000	2,397,010
	Wuxi Boton Technology Co. Ltd., Class A	6,600	22,447
	Wuxi Chipown Micro-Electronics Ltd., Class A	2,196	27,135
	Wuxi DK Electronic Materials Co. Ltd., Class A	2,700	36,154
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	28,200	69,909
	Wuxi Longsheng Technology Co. Ltd., Class A	3,600	21,282
	Wuxi NCE Power Co. Ltd., Class A	6,440	38,586
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	50,295
	Wuxi Rural Commercial Bank Co. Ltd., Class A	43,600	36,561
	Wuxi Taiji Industry Ltd. Co., Class A	34,100	48,470
*	WuXi XDC Cayman, Inc.	49,000	372,068
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	23,989
	XCMG Construction Machinery Co. Ltd., Class A	97,300	142,143
#	XD, Inc.	53,200	427,788
	XGD, Inc., Class A	13,300	43,275
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	235,500	12,185
	Xiamen Amoytop Biotech Co. Ltd., Class A	3,449	29,430
	Xiamen Bank Co. Ltd., Class A	73,700	83,184
	Xiamen C & D, Inc., Class A	29,400	40,936
	Xiamen Changelight Co. Ltd., Class A	23,300	113,593

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Faratronic Co. Ltd., Class A	2,600	$45,082
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,200	22,121
	Xiamen International Airport Co. Ltd., Class A	8,800	20,773
	Xiamen Intretech, Inc., Class A	7,400	20,914
	Xiamen ITG Group Corp. Ltd., Class A	48,620	44,058
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	48,813
	Xiamen Kingdomway Group Co., Class A	12,523	27,983
	Xiamen Tungsten Co. Ltd., Class A	33,400	284,176
	Xiamen Xiangyu Co. Ltd., Class A	73,200	77,437
	Xi'an Bright Laser Technologies Co. Ltd., Class A	3,157	40,645
*	Xian International Medical Investment Co. Ltd., Class A	27,700	18,672
	Xi'an Manareco New Materials Co. Ltd., Class A	4,416	25,830
	Xi'An Shaangu Power Co. Ltd., Class A	34,300	46,189
	Xi'an Triangle Defense Co. Ltd., Class A	9,400	41,086
	Xiandai Investment Co. Ltd., Class A	58,000	35,877
*	Xiangcai Co. Ltd., Class A	34,400	44,948
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	12,400	22,489
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,500	41,572
	Xianhe Co. Ltd., Class A	8,000	25,802
*Ω	Xiaomi Corp., Class B	686,200	2,574,760
	Xin Point Holdings Ltd.	57,000	31,042
		Shares	Value»
CHINA — (Continued)
	Xinfengming Group Co. Ltd., Class A	40,600	$110,380
	Xingfa Aluminium Holdings Ltd.	55,000	52,568
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	170,737
	Xinhuanet Co. Ltd., Class A	10,790	31,862
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,300	53,594
*	Xinjiang Daqo New Energy Co. Ltd., Class A	6,700	21,993
	Xinjiang Joinworld Co. Ltd., Class A	30,300	38,435
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	50,900	30,628
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	24,409
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	106,198
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	20,300	25,614
*	Xinte Energy Co. Ltd., Class H	79,200	66,156
*	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	47,284
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	33,732
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	64,700	43,707
	Xinyi Energy Holdings Ltd.	679,704	103,578
	Xinyi Solar Holdings Ltd.	1,229,882	452,755
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	43,466
*	Xinzhi Group Co. Ltd., Class A	7,900	23,465
	Xizang Zhufeng Resources Co. Ltd., Class A	13,500	54,959

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	$31,282
#*	XPeng, Inc., Class A	121,600	971,890
#	Xtep International Holdings Ltd.	641,775	352,492
	Xuji Electric Co. Ltd., Class A	11,600	43,013
#*	Xunlei Ltd., ADR	27,524	167,346
Ω	Yadea Group Holdings Ltd.	413,501	634,755
	Yangling Metron New Material, Inc., Class A	18,088	52,584
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	941,113
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,300	59,226
	Yankershop Food Co. Ltd., Class A	5,560	47,849
	Yankuang Energy Group Co. Ltd., Class H	990,900	2,079,065
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	26,946
	Yantai China Pet Foods Co. Ltd., Class A	10,800	53,289
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	24,570
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,300	58,927
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,900	359,767
	YanTai Shuangta Food Co. Ltd., Class A	35,700	23,862
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	24,949
*	Yatsen Holding Ltd., ADR	18,246	53,096
#*	Yeahka Ltd.	61,600	49,023
		Shares	Value»
CHINA — (Continued)
	Yealink Network Technology Corp. Ltd., Class A	5,980	$32,018
*	Yechiu Metal Recycling China Ltd., Class A	72,100	43,283
	YGSOFT, Inc., Class A	22,752	21,005
*	YH Entertainment Group	42,000	10,629
*	Yibin Tianyuan Group Co. Ltd., Class A	18,531	19,014
	Yifan Pharmaceutical Co. Ltd., Class A	25,000	41,079
	Yifeng Pharmacy Chain Co. Ltd., Class A	14,396	48,935
	Yihai International Holding Ltd.	166,000	349,147
	Yindu Kitchen Equipment Co. Ltd., Class A	9,715	18,559
	Yiren Digital Ltd., Sponsored ADR	26,711	51,552
Ω	Yixin Group Ltd.	685,500	166,385
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	24,009
	Yizumi Holdings Co. Ltd., Class A	15,200	54,025
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	75,289
*	Yonghui Superstores Co. Ltd., Class A	71,500	40,360
	Yongjin Technology Group Co. Ltd.	7,800	22,169
	YongXing Special Materials Technology Co. Ltd., Class A	12,550	160,637
*	Yonyou Network Technology Co. Ltd., Class A	4,300	7,384
	Yotrio Group Co. Ltd., Class A	69,200	33,024
*	Youcare Pharmaceutical Group Co. Ltd., Class A	8,600	24,813
#*	Youdao, Inc., ADR	6,727	78,975

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Youngor Fashion Co. Ltd., Class A	66,020	$74,332
	Youngy Co. Ltd., Class A	2,300	36,720
*	Youzu Interactive Co. Ltd., Class A	21,200	31,833
#	YSB, Inc.	31,600	20,938
	YTO Express Group Co. Ltd., Class A	35,300	111,221
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	16,058
*	YuanShengTai Dairy Farm Ltd.	158,000	6,474
#	Yuexiu Property Co. Ltd.	275,800	137,298
	Yuexiu Services Group Ltd.	142,500	31,922
	Yuexiu Transport Infrastructure Ltd.	154,000	78,435
	Yueyang Forest & Paper Co. Ltd., Class A	32,100	21,858
	Yum China Holdings, Inc. (9987 HK)	28,900	1,414,171
	Yum China Holdings, Inc. (YUMC US)	72,474	3,511,365
	YUNDA Holding Group Co. Ltd., Class A	71,710	82,574
	Yunnan Aluminium Co. Ltd., Class A	53,300	250,580
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	38,109
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	85,300	112,799
	Yunnan Copper Co. Ltd., Class A	30,100	85,126
	Yunnan Energy Investment Co. Ltd., Class A	32,600	55,367
*	Yunnan Energy New Material Group Co. Ltd., Class A	5,400	66,028
	Yunnan Nantian Electronics Information Co. Ltd., Class A	7,700	16,397
	Yunnan Tin Co. Ltd., Class A	46,900	245,077
		Shares	Value»
CHINA — (Continued)
	Yunnan Yuntianhua Co. Ltd., Class A	14,000	$74,403
	Yusys Technologies Co. Ltd., Class A	12,200	34,913
	Yutong Bus Co. Ltd., Class A	21,740	112,757
*	Z Fin Ltd.	11,000	5,186
*	Zai Lab Ltd. 9688 HK	78,000	167,407
#*	Zai Lab Ltd. ZLAB US, ADR	985	21,315
	ZBOM Home Collection Co. Ltd., Class A	15,356	19,686
	ZCZL Industrial Technology Group Co. Ltd., Class H	99,800	222,560
	Zengame Technology Holding Ltd.	116,000	41,640
#*	Zepp Health Corp., ADR	1,029	17,977
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,800	37,820
	Zhaojin Mining Industry Co. Ltd., Class H	475,500	1,747,131
	Zhefu Holding Group Co. Ltd., Class A	129,500	100,392
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,500	43,940
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	21,500	30,963
*	Zhejiang Century Huatong Group Co. Ltd., Class A	31,680	74,465
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,600	64,478
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	1,600	16,574
	Zhejiang China Commodities City Group Co. Ltd., Class A	20,000	38,976
	Zhejiang Chint Electrics Co. Ltd., Class A	20,002	96,146

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	$47,133
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	31,168
	Zhejiang Crystal-Optech Co. Ltd., Class A	9,400	45,697
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	59,149
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	25,100	48,470
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,780	71,099
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	37,900	65,082
	Zhejiang Expressway Co. Ltd., Class H	291,240	288,671
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	17,011
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	19,500	25,451
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	37,996	36,805
	Zhejiang Hailiang Co. Ltd., Class A	40,100	105,864
	Zhejiang Hailide New Material Co. Ltd., Class A	35,500	32,199
	Zhejiang HangKe Technology, Inc. Co., Class A	13,537	63,530
	Zhejiang Hangmin Co. Ltd., Class A	41,300	43,080
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	32,904
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	38,500	$63,921
	Zhejiang Huace Film & Television Co. Ltd., Class A	30,900	39,683
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	32,200	76,933
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	9,600	23,994
	Zhejiang Huangma Technology Co. Ltd., Class A	14,500	32,387
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	13,500	25,166
	Zhejiang Huayou Cobalt Co. Ltd., Class A	16,980	167,196
	Zhejiang International Group Co. Ltd., Class A	7,200	11,198
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	46,591
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	14,600	109,399
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	5,800	15,179
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	19,300	120,801
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	54,544
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	81,262
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	42,643
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	20,500	45,746

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Juhua Co. Ltd., Class A	6,300	$33,929
	Zhejiang Lante Optics Co. Ltd., Class A	9,195	103,808
	Zhejiang Longsheng Group Co. Ltd., Class A	34,600	66,602
	Zhejiang Medicine Co. Ltd., Class A	26,043	55,639
*	Zhejiang Narada Power Source Co. Ltd., Class A	10,300	13,396
	Zhejiang NHU Co. Ltd., Class A	22,076	112,696
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	17,341
	Zhejiang Orient Holdings Group Co. Ltd., Class A	44,490	36,645
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	43,331
	Zhejiang Runtu Co. Ltd., Class A	37,200	59,331
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,500	79,719
	Zhejiang Semir Garment Co. Ltd., Class A	38,500	34,197
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	38,980	29,845
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	5,100	29,550
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	11,760	39,014
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	25,081
	Zhejiang Sunoren Solar Technology Co. Ltd.	15,200	21,727
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	16,700	14,600
	Shares	Value»
CHINA — (Continued)
Zhejiang Supor Co. Ltd., Class A	4,250	$29,307
Zhejiang Taihua New Material Group Co. Ltd., Class A	42,800	56,974
Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	22,775
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	20,700	41,494
Zhejiang Wanliyang Co. Ltd., Class A	40,300	42,086
Zhejiang Wanma Co. Ltd., Class A	31,700	60,220
Zhejiang Wansheng Co. Ltd., Class A	14,800	28,246
Zhejiang Weiming Environment Protection Co. Ltd., Class A	32,377	101,988
Zhejiang Weixing Industrial Development Co. Ltd., Class A	40,300	59,049
Zhejiang Weixing New Building Materials Co. Ltd., Class A	37,100	60,223
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	26,870
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	40,420	74,298
Zhejiang Xinao Textiles, Inc., Class A	17,100	21,832
Zhejiang Xinhua Chemical Co. Ltd., Class A	4,500	22,659
Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	15,554
Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	159,784
Zhejiang Yonghe Refrigerant Co. Ltd., Class A	11,200	44,274
Zhende Medical Co. Ltd., Class A	9,000	121,461

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	45,400	$34,164
	Zheshang Securities Co. Ltd., Class A	36,500	52,808
*	Zhewen Interactive Group Co. Ltd., Class A	31,700	46,723
#*	Zhihu, Inc.	33,000	35,112
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	317,200	476,647
	Zhongji Innolight Co. Ltd., Class A	2,240	282,851
	Zhongjin Gold Corp. Ltd., Class A	38,900	149,176
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	12,800	63,291
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	72,421
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	34,901
	Zhongsheng Group Holdings Ltd.	134,500	122,777
	Zhongtai Securities Co. Ltd., Class A	67,600	59,729
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	0
	Zhongtong Bus Holding Co. Ltd., Class A	13,500	23,695
#	Zhongyu Energy Holdings Ltd.	116,477	40,591
#Ω	Zhongyuan Bank Co. Ltd., Class H	250,000	10,542
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	50,071
Ω	Zhou Hei Ya International Holdings Co. Ltd.	279,000	52,468
	Zhuhai Huafa Properties Co. Ltd., Class A	55,300	28,080
*	Zhuhai Zhumian Group Co. Ltd.	23,600	20,555
		Shares	Value»
CHINA — (Continued)
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	122,800	$561,094
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	2,900	20,893
	Zhuzhou Kibing Group Co. Ltd., Class A	50,200	46,656
*	Zhuzhou Smelter Group Co. Ltd., Class A	29,300	114,702
	Zhuzhou Times New Material Technology Co. Ltd., Class A	24,200	42,680
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	62,500	60,333
	Zijin Mining Group Co. Ltd., Class H	716,000	3,325,103
	ZJAMP Group Co. Ltd., Class A	23,700	31,835
#Ω	ZJLD Group, Inc.	16,600	17,302
	ZJMI Environmental Energy Co. Ltd., Class A	19,700	40,498
	Zkteco Co. Ltd., Class A	4,000	18,192
*	Zonqing Environmental Ltd.	144,000	4,962
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	409,684
#	ZTE Corp., Class H	103,360	331,798
	ZTO Express Cayman, Inc. (2057 HK)	101,550	2,573,160
	ZTO Express Cayman, Inc. (ZTO US), ADR	28,315	724,581
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	24,000	70,712
TOTAL CHINA			425,057,051
COLOMBIA — (0.0%)
	Almacenes Exito SA	39,813	46,176
	Celsia SA	65,481	89,984
	Cementos Argos SA	72,544	237,261
*	Corp. Financiera Colombiana SA	43,825	186,695
	Grupo Argos SA	44,231	192,071

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Cibest SA CIB US, ADR	7,094	$483,740
	Grupo Cibest SA CIBEST CB	12,889	267,239
	Grupo de Inversiones Suramericana SA	17,410	245,277
	Grupo Energia Bogota SA ESP	88,951	74,442
	Interconexion Electrica SA ESP	24,653	190,666
	Mineros SA	44,303	165,109
	Organizacion Terpel SA	9,786	47,606
	Promigas SA ESP	11,599	20,147
TOTAL COLOMBIA			2,246,413
CZECH REPUBLIC — (0.0%)
	CEZ AS	12,725	733,594
	Komercni Banka AS	9,798	522,035
Ω	Moneta Money Bank AS	91,157	802,452
	Philip Morris CR AS	132	120,879
TOTAL CZECH REPUBLIC			2,178,960
DENMARK — (1.2%)
	AL Sydbank	28,208	2,405,779
#	ALK-Abello AS	43,956	1,646,399
	Alm Brand AS	345,580	808,387
#	Ambu AS, Class B	89,327	885,487
#	AP Moller - Maersk AS (MAERSKA DC), Class A	328	771,328
#	AP Moller - Maersk AS (MAERSKB DC), Class B	476	1,130,129
*	Bang & Olufsen AS	38,004	51,900
*	Bavarian Nordic AS	29,195	859,348
#*	Bioporto AS	51,729	9,172
	Carlsberg AS, Class B	20,030	2,713,825
#	cBrain AS	2,762	28,179
	Chemometec AS	2,593	130,744
#	Coloplast AS, Class B	22,404	1,383,977
	Columbus AS	22,994	36,387
	D/S Norden AS	11,411	539,971
	Danske Bank AS	88,541	4,551,759
#*	Demant AS	21,349	677,053
*	Dfds AS	7,115	152,824
	DSV AS	13,984	3,439,253
	FLSmidth & Co. AS	15,154	1,125,520
	Foroya Banki P	1,557	55,366
		Shares	Value»
DENMARK — (Continued)
*	Genmab AS (GMAB DC)	11,337	$3,001,771
#*	GN Store Nord AS	25,913	389,772
	GronlandsBANKEN AS	63	9,679
	H Lundbeck AS (HLUNA DC), Class A	15,876	88,112
	H Lundbeck AS (HLUNB DC)	86,724	583,011
#*	H&H International AS, Class B	6,579	109,653
#	Harboes Bryggeri AS, Class B	361	6,338
#*	Huscompagniet AS	6,484	34,852
	ISS AS	49,193	1,804,626
	Jeudan AS	1,549	50,562
	Jyske Bank AS	23,137	3,220,996
#	Matas AS	14,399	228,910
	MT Hoejgaard Holding AS	809	43,341
*Ω	Netcompany Group AS	13,978	798,496
#*	NKT AS	21,035	3,107,129
*	North Media AS	1,381	10,507
	Novo Nordisk AS (NOVOB DC), Class B	260,349	11,074,188
	Novonesis Novozymes B, Class B	47,182	2,899,133
#*	NTG Nordic Transport Group AS	2,304	67,436
*Ω	Orsted AS	33,671	900,480
	Pandora AS	22,639	1,722,804
	Parken Sport & Entertainment AS	2,257	63,735
	Per Aarsleff Holding AS	8,213	956,518
	Ringkjoebing Landbobank AS	10,234	2,557,081
	Rockwool AS ROCKA DC, Class A	18,180	558,755
	Rockwool AS ROCKB DC, Class B	33,340	970,543
	Royal Unibrew AS	19,787	1,323,320
*	RTX AS	2,720	40,611
Ω	Scandinavian Tobacco Group AS	35,732	378,336
	Schouw & Co. AS	5,347	551,260
	SJF Bank AS	3,624	177,777
#*	Solar AS, Class B	1,720	56,060
	SP Group AS	2,778	162,255
#	Tivoli AS	821	83,961

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	TORM PLC, Class A	20,888	$669,553
*	Trifork Group AG	3,928	54,789
#	Tryg AS	67,632	1,625,101
	UIE PLC	4,804	289,376
	Vestas Wind Systems AS	129,050	3,968,209
*	Zealand Pharma AS	17,450	825,318
TOTAL DENMARK			68,867,141
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	105,579	264,683
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	58,904	146,378
	EFG Holding SAE (EFGZF US), GDR	10,327	12,392
TOTAL EGYPT			423,453
FINLAND — (1.1%)
	Aktia Bank OYJ	20,181	257,984
	Alandsbanken Abp, Class B	331	18,654
	Alma Media OYJ	9,053	132,855
	Anora Group OYJ	12,222	49,989
	Aspo OYJ	3,423	24,525
	Atria OYJ	5,381	93,591
#	Bittium OYJ	6,855	256,015
	Digia OYJ	4,257	28,532
*	Easor OYJ	3,546	2,709
	Elisa OYJ	43,702	2,122,515
Ω	Enento Group OYJ	3,284	62,300
#	eQ OYJ	496	5,748
#	Evli OYJ, Class B	1,046	28,236
#	Finnair OYJ	8,706	32,768
#	Fiskars OYJ Abp	7,723	124,556
	Fortum OYJ	104,535	2,633,557
#	F-Secure OYJ	31,078	64,287
#	Gofore OYJ	2,086	28,543
#	Harvia OYJ	5,540	231,144
#	Hiab OYJ	15,100	898,238
	HKFoods OYJ	14,967	28,022
	Huhtamaki OYJ	31,447	1,006,418
*	Incap OYJ	4,186	49,308
	Kalmar OYJ, Class B	15,100	809,767
#	Kamux Corp.	6,742	12,998
	Kemira OYJ	32,708	678,243
	Kesko OYJ (KESKOA FH), Class A	26,904	642,453
		Shares	Value»
FINLAND — (Continued)
	Kesko OYJ (KESKOB FH), Class B	108,737	$2,680,054
	Kone OYJ, Class B	43,747	2,784,729
	Konecranes OYJ	77,643	2,550,029
*	Lassila & Tikanoja OYJ	7,825	66,932
*	Lindex Group OYJ	23,214	59,032
	Lumo Kodit OYJ	21,347	203,299
	Luotea PLC	10,839	31,202
#	Mandatum OYJ	102,038	816,085
#	Marimekko OYJ	14,508	168,894
#*	Metsa Board OYJ (METSB FH), Class B	30,592	102,367
#	Metso OYJ	211,132	3,647,161
	Neste OYJ	51,540	1,780,334
#	NoHo Partners OYJ	1,855	15,300
#	Nokia OYJ (NOK US), Sponsored ADR	34,109	440,347
	Nokia OYJ (NOKIA FH)	457,505	5,813,316
	Nokia OYJ (NOKIA FP)	66,112	822,867
#	Nokian Renkaat OYJ	16,921	208,175
	Nordea Bank Abp (NDA FH)	198,861	3,739,558
	Nordea Bank Abp (NDA SS)	201,732	3,781,887
	Olvi OYJ, Class A	5,575	202,974
#	Oma Saastopankki OYJ	1,582	22,156
	Oriola OYJ (OKDBV FH), Class B	42,960	46,578
	Orion OYJ (ORNAV FH), Class A	8,695	695,924
	Orion OYJ (ORNBV FH), Class B	43,783	3,537,156
	Outokumpu OYJ	105,671	710,788
	Pihlajalinna OYJ	4,982	65,601
#	Ponsse OYJ	2,075	54,385
	Puuilo OYJ	27,624	421,154
#*	QT Group OYJ	5,279	119,337
	Raisio OYJ, Class V	27,644	82,874
#	Raute OYJ, Class A	732	12,367
#*	Remedy Entertainment OYJ	412	6,192
	Revenio Group OYJ	6,686	109,177
	Sampo OYJ, Class A	322,327	3,347,371
	Sanoma OYJ	30,643	333,266
	Scanfil OYJ	4,566	67,852
#	Stora Enso OYJ, Class R	177,442	1,975,740
	Taaleri PLC	5,530	49,640
#Ω	Terveystalo OYJ	38,945	356,484

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Tieto OYJ	34,317	$766,674
#	Tokmanni Group Corp.	24,258	216,584
#	UPM-Kymmene OYJ	105,882	3,172,525
	Vaisala OYJ, Class A	6,965	407,473
#	Valmet OYJ	44,444	1,160,488
*	Verkkokauppa.com OYJ	2,768	7,286
	Wartsila OYJ Abp	90,607	3,805,237
*	YIT OYJ	35,894	106,462
TOTAL FINLAND			61,895,268
FRANCE — (4.7%)
*	74Software SA	4,569	191,626
	ABC arbitrage	4,639	29,244
	Accor SA	14,972	740,945
#	Aeroports de Paris SA	9,624	1,168,581
#*	Air France-KLM	15,284	162,697
	Air Liquide SA	17,825	3,834,873
	Airbus SE	29,200	6,019,853
	AKWEL SADIR	4,438	37,738
*	Alstom SA	112,232	2,255,222
	Altamir	4,354	125,753
	Alten SA	9,293	619,112
Ω	Amundi SA	16,864	1,630,011
*Ω	Aramis Group SAS	2,715	12,533
	Arkema SA	17,315	1,263,717
	Assystem SA	2,173	117,170
	Aubay	2,507	147,096
	AXA SA	89,591	4,318,759
Ω	Ayvens SA	87,139	1,179,187
*	Bastide le Confort Medical	769	22,649
	Beneteau SACA	12,120	97,535
	BioMerieux	5,625	474,665
	BNP Paribas SA	71,751	7,535,394
	Boiron SA	2,514	80,761
	Bollore SE	141,009	890,407
	Bonduelle SCA	4,529	46,031
*††	Bourbon Corp. SA	4,401	0
	Bouygues SA	73,956	4,373,739
	Bureau Veritas SA	77,376	2,371,058
	Capgemini SE	23,020	2,799,607
	Carrefour SA	187,481	3,737,594
	CBo Territoria	9,164	42,501
*	Cegedim SA	2,736	38,457
	Cie de Saint-Gobain SA	68,911	6,313,611
	Cie des Alpes	7,009	182,698
	Cie Generale des Etablissements Michelin SCA	127,304	4,611,716
*	Clariane SE	30,469	144,849
	Coface SA	44,297	821,436
		Shares	Value»
FRANCE — (Continued)
	Credit Agricole SA	85,531	$1,670,601
	Danone SA	37,515	2,939,226
	Dassault Aviation SA	2,251	787,170
	Dassault Systemes SE	11,504	259,227
	Derichebourg SA	50,289	535,759
#	Edenred SE	27,772	695,523
	Eiffage SA	31,274	5,042,254
	Electricite de Strasbourg SA	236	63,748
#Ω	Elior Group SA	30,598	94,981
	Elis SA	73,732	2,278,334
*	Emeis SA	10,182	172,086
	Engie SA	420,258	13,852,767
	Equasens	140	6,177
#	Eramet SA	2,867	197,793
	EssilorLuxottica SA	9,442	1,998,584
	Etablissements Maurel et Prom SA	28,084	327,909
	Eurazeo SE	7,530	410,982
*	Euroapi SA	10,711	17,259
	Eurofins Scientific SE	36,863	2,562,434
Ω	Euronext NV	16,351	2,737,095
*	Eutelsat Communications SACA	68,644	219,213
	Exel Industries SA, Class A	410	14,953
#	FDJ UNITED	13,831	375,748
*	Figeac Aero	2,158	25,186
	Fnac Darty SA (FNAC FP)	3,997	165,841
*	Forvia SE (1EO IM)	5,777	67,444
*	Forvia SE (FRVIA FP)	77,311	911,382
	Gaztransport Et Technigaz SA	14,585	3,548,445
#	Getlink SE	27,616	618,597
	GL Events SACA	2,338	92,038
	Groupe Crit SA	1,179	76,907
#*	Guerbet	2,270	30,946
	Hermes International SCA	1,991	3,808,984
*	ID Logistics Group SACA	1,169	496,451
	Imerys SA	11,525	301,666
	Infotel SA	1,378	56,095
	Interparfums SA	2,434	67,723
	Ipsen SA	11,728	2,303,399
	IPSOS SA	18,653	791,069
	Jacquet Metals SACA	4,441	115,755
	JCDecaux SE	17,357	386,075
	Kaufman & Broad SA	4,717	153,241
	Kering SA	4,886	1,344,204
	Laurent-Perrier	647	63,978

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Lectra	4,384	$82,940
	Legrand SA	23,999	4,299,743
	Linedata Services	520	26,457
	LISI SA	3,575	261,709
	LNA Sante SA	2,281	77,143
	L'Oreal SA	10,642	4,583,392
*	Lumibird	918	23,241
	LVMH Moet Hennessy Louis Vuitton SE	21,810	11,651,102
	Manitou BF SA	3,915	93,923
	Mersen SA	7,557	284,341
#	Metropole Television SA	5,004	76,427
	Neurones	503	21,302
	Nexans SA	11,535	2,153,051
#*	Nexity SA	6,314	62,678
	North Atlantic Energies	1,013	74,224
	NRJ Group	7,637	64,065
#	Oeneo SA	5,165	55,025
	Opmobility	20,501	346,406
	Orange SA (ORA FP)	528,044	10,995,114
	Pernod Ricard SA	31,477	2,340,059
*	Pierre Et Vacances SA	36,881	80,547
#	Pluxee NV	20,911	297,138
	Publicis Groupe SA (PUB FP)	60,079	5,613,619
	Quadient SA	8,674	118,613
#	Remy Cointreau SA	6,646	313,298
	Renault SA	56,296	1,977,634
	Rexel SA	77,184	3,264,363
	Robertet SA	148	139,046
	Rubis SCA	14,682	605,111
	SA d'Explosifs et de Produits Chimiques	86	26,975
	Safran SA	19,874	6,381,791
	Sanofi SA (SAN FP)	55,079	5,154,097
	Sartorius Stedim Biotech	1,142	211,055
	Savencia SA	1,562	121,742
	Schneider Electric SE (0NWV LI)	523	164,999
	Schneider Electric SE (SU FP)	16,920	5,384,092
	SCOR SE	48,269	1,801,051
	SEB SA	4,930	302,560
#	Seche Environnement SACA	864	84,591
	SES SA	125,184	1,033,402
*Ω	SMCP SA	10,234	62,337
	Societe BIC SA	6,014	414,793
	Societe Generale SA	92,987	7,485,455
	Societe LDC SADIR	2,226	292,114
#	Sodexo SA	23,459	1,193,207
		Shares	Value»
FRANCE — (Continued)
*	SOITEC	3,311	$498,118
#*	Solutions 30 SE	18,671	12,931
	Sopra Steria Group	5,084	793,273
	SPIE SA	50,380	2,923,178
	Stef SA	1,976	270,070
	STMicroelectronics NV (STM FP)	35,182	1,916,574
	STMicroelectronics NV (STM US)	76,347	4,209,774
#	Sword Group	2,456	90,287
	Synergie SE	3,061	101,260
	Technip Energies NV	56,683	2,681,533
#	Teleperformance SE	10,666	722,399
	Television Francaise 1 SA	13,231	105,244
	TFF Group	687	12,839
	Thales SA	11,933	3,278,438
	Thermador Groupe	1,429	116,185
#	Tikehau Capital SCA	9,093	188,573
	TotalEnergies SE (TTE FP)	339,187	31,535,414
	Trigano SA	3,519	647,144
#*	Ubisoft Entertainment SA	15,868	92,571
	Valeo SE	88,301	1,111,475
	Vallourec SACA	74,061	2,231,592
#	Veolia Environnement SA (VEOEY US), ADR	2,434	51,479
	Veolia Environnement SA (VIE FP)	59,845	2,530,795
	Vetoquinol SA	997	90,150
	Vicat SACA	6,500	458,992
	VIEL & Cie SA	945	20,734
	Vinci SA	71,180	10,763,999
	Virbac SACA	759	331,528
*	Viridien	3,513	597,511
	Vivendi SE	213,906	499,362
#*	Voltalia SA	12,897	107,175
#	Vusion	209	29,811
#	Wavestone	2,002	108,039
#*Ω	Worldline SA	27,013	7,968
*Ω	X-Fab Silicon Foundries SE	17,637	130,965
TOTAL FRANCE			260,487,426
GERMANY — (4.6%)
	1&1 AG	12,950	343,074
*	7C Solarparken AG	20,662	45,823
	Adesso SE	627	42,925
	adidas AG	13,134	2,272,938
	Adtran Networks SE	1,667	45,026
	AIXTRON SE	13,022	719,516
	All for One Group SE	816	34,407

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Allgeier SE	2,177	$41,466
	Allianz SE (ALV GR)	19,420	8,869,742
	Alzchem Group AG	1,800	349,943
	Amadeus Fire AG	1,367	38,692
*	Aroundtown SA	127,494	368,624
	Atoss Software SE	2,692	250,486
Ω	Aumann AG	1,873	27,974
*	Aumovio SE	17,274	749,147
	Aurubis AG	14,817	3,188,467
	BASF SE	181,433	11,636,488
	Bayer AG	181,018	8,116,430
	Bayerische Motoren Werke AG	27,477	2,514,507
#*	BayWa AG (BYW6 GR)	10,473	34,557
	Bechtle AG	25,005	851,028
Ω	Befesa SA	9,493	363,886
	Beiersdorf AG	15,527	1,287,183
*	Bertrandt AG	1,589	20,305
	Bijou Brigitte AG	1,462	85,185
	Bilfinger SE	9,156	1,055,970
	Borussia Dortmund GmbH & Co. KGaA	17,523	65,606
*	BRANICKS Group AG	13,392	21,426
	Brenntag SE	39,795	2,898,067
*Ω	Brockhaus Technologies AG	1,041	22,985
	CANCOM SE (COK GR)	5,936	172,558
#	Carl Zeiss Meditec AG	5,019	156,307
*	Ceconomy AG	22,310	114,951
*	CENIT AG	2,780	21,588
	Cewe Stiftung & Co. KGaA	3,436	380,727
	Commerzbank AG	167,433	6,920,655
	Continental AG	34,548	2,614,007
	CTS Eventim AG & Co. KGaA	19,710	1,300,933
	Daimler Truck Holding AG	107,108	5,402,302
*Ω	Delivery Hero SE	21,855	531,911
	Dermapharm Holding SE DMP GR	562	30,601
	Deutsche Bank AG (DBK GR)	163,012	5,064,624
	Deutsche Beteiligungs AG	4,089	122,832
	Deutsche Boerse AG	20,517	6,294,569
	Deutsche EuroShop AG	3,358	77,921
	Deutsche Lufthansa AG	125,694	1,077,002
		Shares	Value»
GERMANY — (Continued)
#Ω	Deutsche Pfandbriefbank AG	36,107	$137,727
	Deutsche Post AG	198,622	11,761,244
	Deutsche Telekom AG (DTE GR)	555,726	17,950,303
	Deutsche Wohnen SE	10,013	232,550
	Deutz AG	13,321	155,768
	Draegerwerk AG & Co. KGaA	1,349	110,742
	Duerr AG	17,076	423,736
Ω	DWS Group GmbH & Co. KGaA	17,869	1,237,788
	E.ON SE	503,516	11,180,363
	Eckert & Ziegler SE	12,332	221,130
	Elmos Semiconductor SE	2,766	598,285
	ElringKlinger AG	8,897	57,456
	Energiekontor AG	2,490	119,020
	Evonik Industries AG	49,212	1,017,861
#*	Evotec SE	45,380	280,865
	Fabasoft AG	2,009	27,200
	Fielmann Group AG	7,267	362,749
	flatexDEGIRO SE	29,434	1,053,140
#*	Formycon AG	2,003	42,655
*	Fraport AG Frankfurt Airport Services Worldwide	11,628	954,110
	Freenet AG	53,644	1,708,550
	Fresenius Medical Care AG (FME GR)	52,005	2,353,146
	Fresenius SE & Co. KGaA	48,965	2,371,353
	Friedrich Vorwerk Group SE	3,434	294,563
	FUCHS SE	8,630	330,790
	GEA Group AG	59,438	4,064,465
#	Gerresheimer AG	8,059	232,637
	Gesco SE	3,358	58,513
#	GFT Technologies SE	9,166	199,880
	Grenke AG	15,123	226,121
	Hannover Rueck SE	11,514	3,478,988
#Ω	Hapag-Lloyd AG	5,005	648,039
	Hawesko Holding SE	778	18,632
	Heidelberg Materials AG	30,124	6,646,653
#*	Heidelberger Druckmaschinen AG	49,679	85,833
#*	HelloFresh SE	37,006	200,966
	Henkel AG & Co. KGaA	12,889	888,256
	Hensoldt AG	18,885	1,704,067
	HOCHTIEF AG	5,257	2,827,367

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	3,806	$361,852
#	HUGO BOSS AG	11,631	493,232
	Indus Holding AG	3,917	137,378
	Infineon Technologies AG (IFX GR)	204,693	13,766,678
	Init Innovation in Traffic Systems SE	1,931	115,381
Ω	Instone Real Estate Group SE	10,303	106,788
#*	IONOS Group SE	5,890	181,304
	IVU Traffic Technologies AG	3,219	71,764
	Jenoptik AG	13,252	521,519
Ω	JOST Werke SE	4,673	284,434
	K&S AG	59,181	1,107,205
	KION Group AG	22,697	1,184,588
#*	Kloeckner & Co. SE	10,042	140,251
	Knorr-Bremse AG	19,436	2,266,878
*	Koenig & Bauer AG	3,467	37,914
#	Kontron AG	13,947	349,688
	Krones AG	6,122	886,013
	KWS Saat SE & Co. KGaA	4,110	370,911
	Lanxess AG	16,581	353,346
	LEG Immobilien SE	12,250	859,566
	Leifheit AG	2,142	42,694
*	LPKF Laser & Electronics SE	6,096	118,516
#*	Medios AG	3,882	62,382
	Mercedes-Benz Group AG	33,727	1,965,950
	Merck KGaA	3,786	490,238
	MLP SE	29,957	280,439
	MTU Aero Engines AG	11,174	3,832,194
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,654	5,176,578
	Multitude AG	915	6,413
#	Mutares SE & Co. KGaA	7,031	203,661
#	Nagarro SE	1,935	98,322
	Nemetschek SE	16,704	1,212,277
#*	Nordex SE	33,573	1,914,414
	Norma Group SE	6,093	105,040
	Patrizia SE	11,045	97,108
*	Pentixapharm Holding AG	3,524	8,353
	Pfeiffer Vacuum Technology AG	1,121	220,202
	ProCredit Holding AG	6,800	65,266
	Puma SE (PUM GR)	35,634	1,090,896
*	PVA TePla AG	7,215	310,814
		Shares	Value»
GERMANY — (Continued)
	PWO AG	638	$20,104
*	Q Beyond Ag Konv Namens Aktien	4,893	21,034
#	Qiagen NV QGEN US	49,368	1,707,156
	Qiagen NV QIA GR	12,679	432,490
	Rational AG	1,461	1,068,278
	RENK Group AG	18,353	1,166,425
	Rheinmetall AG	5,282	8,423,785
#	RTL Group SA	7,428	285,419
	RWE AG	75,013	5,461,884
	Salzgitter AG	7,562	427,748
	SAP SE (SAP GR)	18,493	3,104,846
	Schaeffler AG	60,472	574,949
#	Schott Pharma AG & Co. KGaA	2,111	36,919
Ω	Scout24 SE	18,890	1,572,825
	Secunet Security Networks AG	327	70,295
*	SFC Energy AG, Class BR	2,801	61,000
*	SGL Carbon SE	8,070	41,460
	Siemens AG (SIE GR)	18,211	5,411,600
*	Siemens Energy AG	46,535	9,861,779
#Ω	Siemens Healthineers AG	36,895	1,512,848
	Siltronic AG	3,376	316,313
	Sixt SE	4,885	390,894
*	SMA Solar Technology AG	5,047	323,390
	Stabilus SE	4,505	91,298
	STRATEC SE	2,302	47,702
	Stroeer SE & Co. KGaA	6,435	281,003
	Suedzucker AG	19,604	285,165
	SUSS MicroTec SE	5,570	498,647
	Symrise AG	31,368	2,774,833
	TAG Immobilien AG	47,432	827,163
	Takkt AG	9,190	29,450
*	Talanx AG	17,751	2,313,669
*Ω	TeamViewer SE	25,901	144,718
	Technotrans SE	1,819	69,968
	thyssenkrupp AG	143,389	1,706,486
#*Ω	Thyssenkrupp Nucera AG & Co. KGaA	2,322	23,857
*	Tkms AG& Co. KGaA	6,884	707,830
	TUI AG	186,434	1,387,400
	United Internet AG	29,963	941,357
*	Verbio SE	5,674	251,762
	Volkswagen AG	4,559	470,701
	Vonovia SE	79,799	2,150,034
	Vossloh AG	3,762	334,025
	Wacker Chemie AG	4,510	494,905
	Wacker Neuson SE	12,005	271,024

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Washtec AG	2,950	$151,425
*	Westwing Group SE	457	7,128
	Wuestenrot & Wuerttembergische AG	7,377	128,471
*Ω	Zalando SE	58,873	1,454,157
	Zeal Network SE	1,226	70,408
TOTAL GERMANY			254,015,346
GREECE — (0.2%)
	Aegean Airlines SA	12,199	159,959
*	Aktor SA Holding Co. Technical & Energy Projects	8,800	111,992
	Allwyn AG	9,527	136,056
	Alpha Bank SA	283,602	1,138,159
	Athens International Airport SA	771	8,791
	Athens Water Supply & Sewage Co. SA	5,285	63,808
	Autohellas Tourist & Trading SA	5,110	65,015
#	Avax SA	6,223	22,343
	Bank of Greece	5,652	98,975
	Cenergy Holdings SA	3,368	94,799
	Ellaktor SA	28,588	44,324
	ElvalHalcor SA	16,469	77,019
	Eurobank SA	167,181	727,413
	Fourlis Holdings SA	10,258	54,750
	GEK Terna SA	10,685	513,485
	Hellenic Telecommunications Organization SA	12,294	262,844
	Helleniq Energy Holdings SA	31,775	366,797
	Holding Co. ADMIE IPTO SA	19,838	76,496
	Ideal Holdings SA	3,032	20,790
	Intracom Holdings SA	21,319	83,462
	Jumbo SA	17,257	471,024
	Kri-Kri Milk Industry SA	4,410	127,648
*	LAMDA Development SA	17,993	128,173
*	Metlen Energy & Metals PLC	8,058	331,348
	Motor Oil Hellas Corinth Refineries SA	19,819	884,627
	National Bank of Greece SA	48,124	762,686
	Optima bank SA	5,328	55,742
	Piraeus Bank SA	99,190	939,037
		Shares	Value»
GREECE — (Continued)
	Piraeus Port Authority SA	1,557	$69,103
	Public Power Corp. SA	11,468	243,496
	Quest Holdings SA	7,220	59,348
	Sarantis SA	4,363	73,165
	Thrace Plastics Holding & Co.	5,555	26,793
	Titan SA (TITC BB)	2,126	115,048
	Titan SA (TITC GA)	10,347	556,176
TOTAL GREECE			8,970,691
HONG KONG — (1.0%)
	Aeon Credit Service Asia Co. Ltd.	80,000	86,360
	AIA Group Ltd.	672,400	7,382,120
*	Allied Group Ltd.	182,000	61,815
	APAC Resources Ltd. 1104 HK	194,095	59,304
	Asia Financial Holdings Ltd.	72,000	42,831
	ASMPT Ltd.	61,000	1,277,792
	Bank of East Asia Ltd.	268,917	470,568
	Best Mart 360 Holdings Ltd.	96,000	21,977
	BOC Hong Kong Holdings Ltd.	285,000	1,639,374
#*	Bright Smart Securities & Commodities Group Ltd.	374,000	593,649
#Ω	Budweiser Brewing Co. APAC Ltd.	115,200	113,586
	Build King Holdings Ltd.	100,000	23,174
#	Cafe de Coral Holdings Ltd.	114,000	58,517
	Cathay Pacific Airways Ltd.	457,454	679,940
*	Central New Energy Holding Group Ltd.	50,000	53,431
*	Chi Kan Holdings Ltd.	28,000	8,081
	China Motor Bus Co. Ltd.	2,400	17,668
*	China Star Entertainment Ltd.	900,000	1,089,027
	Chinese Estates Holdings Ltd.	189,000	29,271
	Chow Sang Sang Holdings International Ltd.	100,000	149,998

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CITIC Telecom International Holdings Ltd.	633,000	$224,750
	CK Asset Holdings Ltd.	189,677	1,194,823
	CK Hutchison Holdings Ltd.	136,700	1,141,470
	CK Infrastructure Holdings Ltd.	61,500	517,743
#*	CK Life Sciences International Holdings, Inc.	760,000	70,078
	CLP Holdings Ltd.	97,500	937,494
#*	CMBC Capital Holdings Ltd.	76,000	20,637
	C-Mer Medical Holdings Ltd.	224,000	35,171
#††	Convoy, Inc.	1,758,000	7,025
*	Cowell e Holdings, Inc.	38,000	153,878
Ω	Crystal International Group Ltd.	177,500	150,654
*	CSI Properties Ltd.	2,184,000	59,717
	CTF Services Ltd.	352,724	366,293
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	141,600	227,889
	Dah Sing Financial Holdings Ltd.	56,000	294,855
*	Deep Source Holdings Ltd.	1,200,000	122,541
	Dickson Concepts International Ltd.	75,000	59,241
	Dream International Ltd.	40,000	38,552
	Dynamic Holdings Ltd.	8,000	12,118
	Eagle Nice International Holdings Ltd.	128,000	49,740
*††	EcoGreen International Group Ltd.	50,000	0
	Emperor Watch & Jewellery Ltd.	1,340,000	51,658
	Fairwood Holdings Ltd.	31,500	15,914
*	Far East Consortium International Ltd.	542,901	52,990
	First Pacific Co. Ltd.	778,000	545,878
*Ω	FIT Hon Teng Ltd.	476,000	470,444
		Shares	Value»
HONG KONG — (Continued)
	FSE Lifestyle Services Ltd.	28,000	$20,015
	Galaxy Entertainment Group Ltd.	225,000	959,932
	Giordano International Ltd.	372,000	70,910
	Great Eagle Holdings Ltd.	55,925	127,366
	G-Resources Group Ltd.	103,950	104,599
	Guoco Group Ltd.	5,000	43,997
#	Guotai Junan International Holdings Ltd.	931,000	288,435
	Hang Lung Group Ltd.	238,000	494,269
	Hang Lung Properties Ltd.	504,029	592,555
#	Henderson Land Development Co. Ltd.	110,909	438,391
	HK Electric Investments & HK Electric Investments Ltd.	394,000	321,364
*	HKR International Ltd.	302,560	45,900
	HKT Trust & HKT Ltd.	1,130,000	1,833,030
	Hong Kong & China Gas Co. Ltd.	783,168	725,074
	Hong Kong Exchanges & Clearing Ltd.	68,746	3,661,598
	Hong Kong Ferry Holdings Co. Ltd.	36,000	23,595
	Hong Kong Technology Venture Co. Ltd.	144,055	19,959
*	Hongkong & Shanghai Hotels Ltd.	144,683	108,854
*Ω	Honma Golf Ltd.	53,500	19,417
	Hutchison Telecommunications Hong Kong Holdings Ltd.	548,000	81,133
	Hysan Development Co. Ltd.	86,000	215,585
	IGG, Inc.	228,000	90,668
Ω	Impro Precision Industries Ltd.	74,000	98,566
	Jacobson Pharma Corp. Ltd.	70,000	10,126
	JBM Healthcare Ltd.	82,000	25,875

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Johnson Electric Holdings Ltd.	117,755	$319,548
	K Wah International Holdings Ltd.	367,072	107,233
	Karrie International Holdings Ltd.	112,000	34,541
	Kerry Properties Ltd.	164,000	499,175
	KLN Logistics Group Ltd.	150,500	129,626
	Kowloon Development Co. Ltd.	112,307	67,261
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	512,956	37,620
	Liu Chong Hing Investment Ltd.	84,000	49,749
	Luk Fook Holdings International Ltd.	104,000	298,264
	Man Wah Holdings Ltd.	603,600	328,598
*	Melco International Development Ltd.	25,500	13,953
#	MGM China Holdings Ltd.	138,400	207,761
*	Midland Holdings Ltd.	140,000	51,056
	Miramar Hotel & Investment	79,000	109,290
	Modern Dental Group Ltd.	140,000	107,326
#*	Modern Innovative Digital Technology Co. Ltd.	1,200,000	15,766
*	Mongolian Mining Corp.	201,000	243,721
#	MTR Corp. Ltd.	150,333	642,398
	NagaCorp Ltd.	330,811	168,837
	Nameson Holdings Ltd.	2,000	259
*	New World Development Co. Ltd.	391,952	427,715
*††	NewOcean Energy Holdings Ltd.	370,000	0
#	Nissin Foods Co. Ltd.	65,000	59,531
	Oriental Watch Holdings	155,596	65,107
*	Oshidori International Holdings Ltd.	1,552,198	391,705
	Pacific Basin Shipping Ltd.	2,087,000	816,610
	Pacific Textiles Holdings Ltd.	295,000	44,078
		Shares	Value»
HONG KONG — (Continued)
	PAX Global Technology Ltd.	251,000	$125,189
	PCCW Ltd.	1,216,658	940,353
	Pico Far East Holdings Ltd.	286,000	88,828
*	Planetree International Development Ltd.	42,000	10,458
	Plover Bay Technologies Ltd.	104,000	100,528
	Power Assets Holdings Ltd.	75,500	623,938
	PRADA SpA	75,600	336,867
	Public Financial Holdings Ltd.	144,000	26,912
Ω	Regina Miracle International Holdings Ltd.	81,000	18,773
	Sa Sa International Holdings Ltd.	480,000	59,358
Ω	Samsonite Group SA	323,400	592,187
	Sands China Ltd.	145,600	305,491
	SAS Dragon Holdings Ltd.	88,000	64,946
	SEA Holdings Ltd.	36,582	6,369
*	Shandong Hi-Speed Holdings Group Ltd.	153,000	25,779
	Shangri-La Asia Ltd.	356,000	202,494
*	Shenwan Hongyuan HK Ltd.	110,000	15,913
*	Shun Tak Holdings Ltd.	546,000	40,566
	Singamas Container Holdings Ltd.	826,000	63,041
	Sino Land Co. Ltd.	765,955	1,228,262
	SITC International Holdings Co. Ltd.	410,000	1,716,658
#*	SJM Holdings Ltd.	773,499	204,326
	SmarTone Telecommunications Holdings Ltd.	78,500	50,311
#*	Solomon Systech International Ltd.	524,000	26,957
#	Stella International Holdings Ltd.	212,000	402,377
	Sun Hung Kai & Co. Ltd.	165,000	90,401
	Sun Hung Kai Properties Ltd.	65,500	1,146,714
#	SUNeVision Holdings Ltd.	193,000	151,924
	Swire Pacific Ltd. (19 HK), Class A	73,000	794,020

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific Ltd. (87 HK), Class B	135,000	$229,628
	Swire Properties Ltd.	71,600	228,771
	TAI Cheung Holdings Ltd.	108,000	54,744
	Tai Hing Group Holdings Ltd.	133,000	18,910
*	Taung Gold International Ltd.	285,000	16,179
	Techtronic Industries Co. Ltd.	132,500	1,921,210
*	Television Broadcasts Ltd.	110,900	39,016
	Texhong International Group Ltd.	92,500	83,632
	Texwinca Holdings Ltd.	10,000	1,578
*	Tongda Group Holdings Ltd.	49,799	19,813
	Town Health International Medical Group Ltd.	254,000	7,690
	Tradelink Electronic Commerce Ltd.	290,000	42,115
	Transport International Holdings Ltd.	81,990	106,615
	Truly International Holdings Ltd.	596,000	76,380
#	United Laboratories International Holdings Ltd.	452,000	543,527
	Value Partners Group Ltd.	261,000	70,701
#	Vitasoy International Holdings Ltd.	218,000	172,405
*	Viva Goods Co. Ltd.	728,000	54,707
#*	Vobile Group Ltd.	236,000	95,019
	VSTECS Holdings Ltd.	326,000	427,078
	VTech Holdings Ltd.	38,000	292,641
Ω	WH Group Ltd.	2,130,632	2,605,861
	Wharf Real Estate Investment Co. Ltd.	190,000	594,984
	Wing Tai Properties Ltd.	52,000	14,730
	Wynn Macau Ltd.	209,600	152,821
*	Xingye Alloy Materials Group Ltd.	86,000	9,998
#	Xinyi Glass Holdings Ltd.	681,303	845,573
#	Yue Yuen Industrial Holdings Ltd.	218,000	405,460
		Shares	Value»
HONG KONG — (Continued)
#*	Yunfeng Financial Group Ltd.	536,000	$183,738
TOTAL HONG KONG			55,113,441
HUNGARY — (0.1%)
#*	4iG Nyrt	16,803	126,073
	ANY Security Printing Co.	806	19,194
	Magyar Telekom Telecommunications PLC	100,745	798,030
	MOL Hungarian Oil & Gas PLC	69,463	927,761
	Opus Global Nyrt	27,448	29,066
	OTP Bank Nyrt	21,980	2,948,153
	Richter Gedeon Nyrt	11,331	477,939
TOTAL HUNGARY			5,326,216
INDIA — (4.3%)
	360 ONE WAM Ltd.	36,444	400,815
	3M India Ltd.	64	22,563
	Aarti Drugs Ltd.	15,323	61,240
	Aarti Industries Ltd.	36,607	196,614
	Aarti Pharmalabs Ltd.	11,960	94,634
*	Aavas Financiers Ltd.	10,676	156,720
	ABB India Ltd.	3,063	234,922
	Abbott India Ltd.	863	232,059
	ACC Ltd.	21,272	318,866
	Action Construction Equipment Ltd.	11,951	112,077
*	Adani Energy Solutions Ltd.	38,941	554,729
	Adani Enterprises Ltd. ADE IN	2,434	62,145
*	Adani Green Energy Ltd.	12,482	162,984
	Adani Ports & Special Economic Zone Ltd.	40,988	728,098
*	Adani Power Ltd.	385,710	908,538
	Adani Total Gas Ltd.	15,559	104,608
	ADF Foods Ltd.	11,330	31,678
*	Aditya Birla Capital Ltd.	277,557	1,016,599
*	Aditya Birla Fashion & Retail Ltd.	37,022	25,126
*	Aditya Birla Lifestyle Brands Ltd.	37,022	40,428
	Aditya Birla Real Estate Ltd.	10,267	161,841
	Aditya Birla Sun Life Asset Management Co. Ltd.	14,336	154,215

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Advanced Enzyme Technologies Ltd.	14,719	$53,724
	Advent Hotels International Pvt Ltd.	414	672
	Aegis Logistics Ltd.	45,524	338,373
	AGI Greenpac Ltd.	11,207	75,162
	Ahluwalia Contracts India Ltd.	9,019	85,384
	AIA Engineering Ltd.	10,045	419,957
	Ajanta Pharma Ltd.	17,411	520,707
	Ajmera Realty & Infra India Ltd.	5,615	7,286
	Alembic Ltd.	28,091	27,472
	Alembic Pharmaceuticals Ltd.	21,778	173,561
	Alkem Laboratories Ltd.	6,176	354,374
	Alkyl Amines Chemicals	3,302	52,869
	Allcargo Global Ltd.	78,973	19,362
*	Allcargo Logistics Ltd.	78,973	8,037
	Amara Raja Energy & Mobility Ltd.	20,590	190,365
	Ambuja Cements Ltd.	59,988	281,976
	Anant Raj Ltd.	34,045	175,679
	Andhra Sugars Ltd.	28,073	29,161
	Angel One Ltd.	127,145	416,671
	Anup Engineering Ltd.	1,045	22,645
	Apar Industries Ltd.	4,455	583,351
	Apcotex Industries Ltd.	3,910	16,386
	APL Apollo Tubes Ltd.	38,497	777,086
	Apollo Hospitals Enterprise Ltd.	13,609	1,100,471
	Apollo Tyres Ltd.	127,582	552,217
	Aptus Value Housing Finance India Ltd.	107,830	296,959
	Arvind Fashions Ltd.	21,263	100,282
	Arvind Ltd.	61,309	258,424
	Asahi India Glass Ltd.	21,844	193,222
	Ashapura Minechem Ltd.	10,437	69,659
	Ashiana Housing Ltd.	8,633	31,300
	Ashok Leyland Ltd.	705,994	1,216,898
*	Ashoka Buildcon Ltd.	45,156	64,175
	Asian Paints Ltd.	22,765	592,045
Ω	Aster DM Healthcare Ltd.	29,081	217,563
	Astra Microwave Products Ltd.	16,150	193,067
		Shares	Value»
INDIA — (Continued)
	Astral Ltd.	15,673	$254,448
	AstraZeneca Pharma India Ltd.	1,165	101,773
	Atul Ltd.	3,410	246,091
Ω	AU Small Finance Bank Ltd.	29,007	310,788
	Aurobindo Pharma Ltd.	93,734	1,375,474
	Automotive Axles Ltd.	1,309	25,385
	Avanti Feeds Ltd.	11,662	171,434
*Ω	Avenue Supermarts Ltd.	1,757	85,819
*	AvenuesAI Ltd.	423,812	62,108
*	AWL Agri Business Ltd.	9,657	20,022
	Axis Bank Ltd. (AXSB IN)	231,314	3,120,127
*	AXISCADES Technologies Ltd.	4,798	102,210
	Bajaj Auto Ltd.	5,840	619,802
*	Bajaj Consumer Care Ltd.	9,253	44,097
	Bajaj Finance Ltd.	284,946	2,838,421
	Bajaj Finserv Ltd.	24,550	452,686
*	Bajaj Hindusthan Sugar Ltd.	308,050	66,278
	Bajaj Holdings & Investment Ltd.	5,386	584,225
	Balaji Amines Ltd.	2,692	38,168
	Balkrishna Industries Ltd.	18,116	414,499
	Balmer Lawrie & Co. Ltd.	31,202	62,416
	Balrampur Chini Mills Ltd.	63,257	349,379
	Balu Forge Industries Ltd.	6,902	39,800
	Banco Products India Ltd.	13,958	91,139
Ω	Bandhan Bank Ltd.	209,168	445,533
	Bank of Baroda	192,236	537,646
	Bank of India	99,928	148,337
	Bank of Maharashtra	486,414	404,744
	Bannari Amman Sugars Ltd.	790	30,951
	BASF India Ltd.	3,176	122,471
	Bata India Ltd.	11,145	84,713
	Bayer CropScience Ltd.	3,756	190,484
	BEML Ltd.	6,195	117,557
	Berger Paints India Ltd.	41,751	208,320
*	BF Utilities Ltd.	4,868	28,583

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bhansali Engineering Polymers Ltd.	21,684	$22,003
	Bharat Bijlee Ltd.	2,736	90,508
	Bharat Dynamics Ltd.	2,585	37,590
	Bharat Electronics Ltd.	289,753	1,324,317
	Bharat Forge Ltd.	56,042	1,122,143
	Bharat Heavy Electricals Ltd.	171,255	638,484
	Bharat Petroleum Corp. Ltd.	154,900	495,281
	Bharat Rasayan Ltd.	1,100	16,149
	Bharti Airtel Ltd.	234,504	4,698,153
	Biocon Ltd.	14,258	54,085
	Birla Corp. Ltd.	9,881	96,005
	BirlaNu Ltd.	1,370	19,611
	Birlasoft Ltd.	53,251	208,290
	Black Box Ltd.	6,786	46,254
	Blue Dart Express Ltd.	1,424	82,185
	Blue Star Ltd.	18,366	346,468
	Bombay Burmah Trading Co.	5,642	89,482
	Bombay Dyeing & Manufacturing Co. Ltd.	28,403	34,066
*	Borosil Ltd.	2,074	5,375
	Bosch Ltd.	334	127,602
	Brigade Enterprises Ltd.	28,660	238,342
*	Brightcom Group Ltd.	129,878	13,038
	Britannia Industries Ltd.	12,482	754,099
	BSE Ltd.	30,483	1,175,611
*	Camlin Fine Sciences Ltd.	5,254	7,098
	Can Fin Homes Ltd.	29,945	276,274
	Canara Bank	392,098	559,827
*	Capacit'e Infraprojects Ltd.	8,742	23,381
	Caplin Point Laboratories Ltd.	7,151	129,199
	Capri Global Capital Ltd.	42,666	84,104
	Carborundum Universal Ltd.	20,508	208,353
	Care Ratings Ltd.	5,502	96,914
*	Cartrade Tech Ltd.	6,511	111,972
	Carysil Ltd.	4,689	44,551
	Castrol India Ltd.	108,999	213,250
	CCL Products India Ltd.	29,206	349,862
	CE Info Systems Ltd.	2,255	21,993
	Ceat Ltd.	9,078	332,087
		Shares	Value»
INDIA — (Continued)
	Cemindia Projects Ltd.	28,429	$245,643
	Central Depository Services India Ltd.	33,644	454,270
	Centum Electronics Ltd.	361	10,864
	Century Enka Ltd.	5,766	25,671
	Century Plyboards India Ltd.	21,503	182,058
	Cera Sanitaryware Ltd.	1,968	108,968
	CESC Ltd.	157,900	314,759
	CG Power & Industrial Solutions Ltd.	87,042	748,270
	Chalet Hotels Ltd.	19,258	153,638
	Chambal Fertilisers & Chemicals Ltd.	65,205	300,806
*	Chemplast Sanmar Ltd.	7,729	18,692
	Chennai Petroleum Corp. Ltd.	12,277	145,974
*	Choice International Ltd.	10,011	70,330
	Cholamandalam Financial Holdings Ltd.	34,042	557,367
	Cholamandalam Investment & Finance Co. Ltd.	88,373	1,472,105
	CIE Automotive India Ltd.	39,842	200,083
	Cipla Ltd.	103,155	1,424,539
	City Union Bank Ltd.	137,091	391,911
	CMS Info Systems Ltd.	2,724	8,344
	Coal India Ltd.	102,625	522,117
Ω	Cochin Shipyard Ltd.	4,869	89,743
	Coforge Ltd.	71,738	913,493
*	Cohance Lifesciences Ltd.	47,775	242,927
	Colgate-Palmolive India Ltd.	23,255	516,142
	Computer Age Management Services Ltd.	67,913	532,786
	Container Corp. of India Ltd.	44,219	237,955
	Coromandel International Ltd.	36,743	776,006
	Cosmo First Ltd.	5,608	42,327
	Craftsman Automation Ltd.	2,593	210,734

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	CreditAccess Grameen Ltd.	20,070	$275,791
	CRISIL Ltd.	5,888	266,644
	Crompton Greaves Consumer Electricals Ltd.	102,589	295,131
*	CSB Bank Ltd.	12,954	52,820
	Cummins India Ltd.	10,803	602,270
	Cyient Ltd.	21,862	202,301
*Ω	D.P. Abhushan Ltd.	235	2,579
	Dabur India Ltd.	29,050	135,994
	Dalmia Bharat Ltd.	15,075	303,741
*	Dalmia Bharat Refractories Ltd.	148	0
	Datamatics Global Services Ltd.	3,343	26,174
	DB Corp. Ltd.	17,516	39,940
	DCB Bank Ltd.	73,447	145,888
*	DCM Shriram International Ltd.	4,675	3,229
	DCM Shriram Ltd.	19,345	246,904
	DCW Ltd.	49,031	24,632
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	262,984
	Deepak Nitrite Ltd.	11,432	210,749
*	Delhivery Ltd.	101,780	502,916
	Delta Corp. Ltd.	32,285	24,237
*	Devyani International Ltd.	54,616	72,368
	Dhanuka Agritech Ltd.	5,532	63,233
*	Digitide Solutions Ltd.	19,671	20,104
Ω	Dilip Buildcon Ltd.	11,717	57,090
*	Dish TV India Ltd.	224,932	9,067
*	Dishman Carbogen Amcis Ltd.	9,523	18,554
	Divi's Laboratories Ltd.	6,321	435,303
	Dixon Technologies India Ltd.	7,880	937,632
	DLF Ltd.	58,375	363,456
	D-Link India Ltd.	2,404	11,517
	Dodla Dairy Ltd.	3,057	35,317
Ω	Dr. Lal PathLabs Ltd.	17,534	255,123
#	Dr. Reddy's Laboratories Ltd., ADR	75,557	1,030,597
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	76,660	1,072,324
	eClerx Services Ltd.	26,593	402,763
	Edelweiss Financial Services Ltd.	141,455	170,888
		Shares	Value»
INDIA — (Continued)
	Eicher Motors Ltd.	14,278	$1,074,497
*	EID Parry India Ltd.	27,575	246,645
	EIH Associated Hotels	7,004	24,019
	EIH Ltd.	48,193	163,371
	Eimco Elecon India Ltd.	301	5,074
	Elecon Engineering Co. Ltd.	23,866	128,571
	Electrosteel Castings Ltd.	126,163	109,541
	Elgi Equipments Ltd.	44,034	255,412
	Emami Ltd.	57,905	272,811
*	Embassy Developments Ltd.	90,923	44,334
	Emcure Pharmaceuticals Ltd.	7,833	140,704
Ω	Endurance Technologies Ltd.	7,715	190,611
	Engineers India Ltd.	97,274	260,691
	Epigral Ltd.	4,041	51,155
	EPL Ltd.	53,582	128,913
*Ω	Equitas Small Finance Bank Ltd.	131,856	93,104
*Ω	Eris Lifesciences Ltd.	14,603	203,805
	ESAB India Ltd.	1,538	102,382
	Escorts Kubota Ltd.	7,522	261,038
*	Eternal Ltd.	84,453	221,211
*	Eureka Forbes Ltd.	4,341	23,217
	Eveready Industries India Ltd.	7,211	25,385
	Exide Industries Ltd.	138,441	526,769
	FDC Ltd.	17,971	69,899
	Federal Bank Ltd.	595,372	1,814,360
*	Federal-Mogul Goetze India Ltd.	2,733	13,519
	FIEM Industries Ltd.	3,998	92,226
	Filatex India Ltd.	59,200	28,681
	Fine Organic Industries Ltd.	1,257	61,464
	Fineotex Chemical Ltd.	48,550	11,853
	Finolex Cables Ltd.	22,825	239,085
	Finolex Industries Ltd.	77,237	140,838
	Firstsource Solutions Ltd.	78,315	177,112
	Force Motors Ltd.	3,168	670,681
	Fortis Healthcare Ltd.	67,018	654,801
	G R Infraprojects Ltd.	3,002	29,592
	Gabriel India Ltd.	27,470	298,589
	GAIL India Ltd. (GAIL IN)	498,685	865,258

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Galaxy Surfactants Ltd.	2,459	$48,654
	Ganesh Housing Ltd.	5,906	41,311
	Ganesha Ecosphere Ltd.	592	6,557
	Garware Technical Fibres Ltd.	20,415	132,765
	Gateway Distriparks Ltd.	92,092	56,254
	GE Vernova T&D India Ltd.	16,366	771,398
	Geojit Financial Services Ltd.	22,705	15,566
	GHCL Ltd.	22,764	122,249
	GHCL Textiles Ltd.	23,955	22,906
	GIC Housing Finance Ltd.	6,123	9,796
	Gillette India Ltd.	1,932	162,935
Ω	Gland Pharma Ltd.	3,752	69,961
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	212,228
	Glenmark Pharmaceuticals Ltd.	31,362	795,468
	Global Health Ltd.	19,333	229,109
	GMM Pfaudler Ltd.	5,806	55,362
*	GMR Airports Ltd.	197,680	201,066
	Godawari Power & Ispat Ltd.	75,403	237,125
	Godfrey Phillips India Ltd.	16,695	398,863
Ω	Godrej Agrovet Ltd.	13,117	83,174
	Godrej Consumer Products Ltd.	35,807	405,793
*	Godrej Industries Ltd.	20,703	208,162
*	Godrej Properties Ltd.	7,841	151,996
*	Gokul Agro Resources Ltd.	14,787	36,545
	Goldiam International Ltd.	61	245
	Granules India Ltd.	56,623	420,320
	Graphite India Ltd.	27,037	201,217
	Grasim Industries Ltd.	47,552	1,405,967
	Gravita India Ltd.	892	15,388
	Great Eastern Shipping Co. Ltd.	37,226	622,972
	Greaves Cotton Ltd.	21,579	37,795
	Greenlam Industries Ltd.	14,666	35,385
*	Greenpanel Industries Ltd.	16,581	40,242
	Greenply Industries Ltd.	16,548	46,298
		Shares	Value»
INDIA — (Continued)
	Grindwell Norton Ltd.	8,277	$136,320
	Gufic Biosciences Ltd.	1,603	4,826
	Gujarat Alkalies & Chemicals Ltd.	11,750	98,869
	Gujarat Ambuja Exports Ltd.	72,824	119,714
	Gujarat Fluorochemicals Ltd.	6,700	254,488
	Gujarat Gas Ltd.	24,930	100,605
	Gujarat Industries Power Co. Ltd.	12,468	20,855
	Gujarat Mineral Development Corp. Ltd.	43,682	340,473
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,079	120,241
	Gujarat Pipavav Port Ltd.	58,383	95,945
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	118,821
	Gujarat State Petronet Ltd.	109,563	330,641
	Gulf Oil Lubricants India Ltd.	5,444	56,912
Ω	Harsha Engineers Ltd.	3,373	13,787
	Hatsun Agro Product Ltd.	15,532	158,400
	Havells India Ltd.	35,679	468,180
	HBL Engineering Ltd.	65,276	551,587
	HCL Technologies Ltd.	125,194	1,595,385
Ω	HDFC Asset Management Co. Ltd.	25,634	737,418
	HDFC Bank Ltd.	568,274	4,666,323
Ω	HDFC Life Insurance Co. Ltd.	22,041	137,396
*	HealthCare Global Enterprises Ltd. HCG IN	9,811	59,740
	HEG Ltd.	29,265	183,549
	HeidelbergCement India Ltd.	24,203	40,546
	Heritage Foods Ltd.	15,124	57,504
	Hero MotoCorp Ltd. (HMCL IN)	29,861	1,617,077
	HFCL Ltd.	235,479	289,910

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HG Infra Engineering Ltd.	5,215	$33,009
	Hikal Ltd.	13,133	26,203
	Himadri Speciality Chemical Ltd.	61,530	396,082
	Himatsingka Seide Ltd.	8,151	7,670
	Hindalco Industries Ltd.	279,844	3,071,568
*	Hinduja Global Solutions Ltd.	6,335	27,246
	Hindustan Aeronautics Ltd.	25,408	1,164,189
	Hindustan Copper Ltd.	65,061	372,790
*	Hindustan Foods Ltd.	3,867	20,077
*	Hindustan Oil Exploration Co. Ltd.	11,080	18,438
	Hindustan Petroleum Corp. Ltd.	141,325	560,343
	Hindustan Unilever Ltd.	33,388	794,809
	Hitachi Energy India Ltd.	598	212,546
	HI-Tech Pipes Ltd.	12,979	12,732
Ω	Home First Finance Co. India Ltd.	2,525	31,194
	Honda India Power Products Ltd.	1,245	30,487
	Housing & Urban Development Corp. Ltd.	112,262	266,576
	HPL Electric & Power Ltd.	2,975	11,204
	ICICI Bank Ltd. (IBN US), Sponsored ADR	239,760	6,375,218
	ICICI Bank Ltd. (ICICIBC IN)	128,348	1,725,353
Ω	ICICI Lombard General Insurance Co. Ltd.	10,884	202,788
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	93,664
	ICRA Ltd.	930	53,367
	IDFC First Bank Ltd.	1,106,981	817,999
*	IFB Industries Ltd.	1,957	23,467
*	IFCI Ltd.	146,506	91,072
	IIFL Capital Services Ltd.	40,597	135,348
	IIFL Finance Ltd.	61,664	301,275
*	India Cements Ltd.	40,895	170,197
		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	9,152	$100,913
	India Nippon Electricals Ltd.	818	6,816
	India Power Corp. Ltd.	95,714	10,214
Ω	IndiaMart InterMesh Ltd.	6,450	143,312
	Indian Bank	65,141	585,948
Ω	Indian Energy Exchange Ltd.	107,470	142,213
	Indian Hotels Co. Ltd.	59,960	405,404
	Indian Metals & Ferro Alloys Ltd.	2,769	43,960
	Indian Oil Corp. Ltd.	177,575	267,682
	Indian Railway Catering & Tourism Corp. Ltd.	32,293	185,136
Ω	Indian Railway Finance Corp. Ltd.	141,713	157,383
	Indigo Paints Ltd.	7,283	66,595
	Indo Count Industries Ltd.	29,913	89,199
	Indoco Remedies Ltd.	6,213	13,770
	Indraprastha Gas Ltd.	107,046	187,564
	Indraprastha Medical Corp. Ltd.	4,812	20,647
*	Indus Towers Ltd.	299,598	1,300,110
*	IndusInd Bank Ltd.	59,629	581,466
	Info Edge India Ltd.	61,217	629,063
	Infosys Ltd. (INFO IN)	294,627	3,711,604
	Ingersoll Rand India Ltd.	2,188	102,195
*	Inox Wind Ltd.	48,433	51,962
	Insecticides India Ltd.	1,658	12,269
	Intellect Design Arena Ltd.	28,819	227,946
Ω	InterGlobe Aviation Ltd.	14,591	667,103
	IOL Chemicals & Pharmaceuticals Ltd.	44,275	44,238
	ION Exchange India Ltd.	9,414	39,688
	Ipca Laboratories Ltd.	27,394	442,248
	IRB Infrastructure Developers Ltd.	740,300	169,588
Ω	IRCON International Ltd.	85,488	138,760
	ISGEC Heavy Engineering Ltd.	2,547	29,035
*	ITC Hotels Ltd.	27,884	47,584
	ITC Ltd.	304,293	1,014,121
	J Kumar Infraprojects Ltd.	13,517	74,312

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jagran Prakashan Ltd.	29,376	$20,534
*	Jain Irrigation Systems Ltd.	105,210	36,321
*	Jaiprakash Power Ventures Ltd.	636,494	133,006
	Jammu & Kashmir Bank Ltd.	143,210	196,781
	Jamna Auto Industries Ltd.	62,467	80,519
*	Jana Small Finance Bank Ltd.	8,439	40,653
	JB Chemicals & Pharmaceuticals Ltd.	21,520	465,423
	JBM Auto Ltd.	4,806	32,043
	Jindal Poly Films Ltd.	2,062	15,802
	Jindal Saw Ltd.	136,410	324,326
	Jindal Stainless Ltd.	171,783	1,398,846
	Jindal Steel Ltd.	101,206	1,316,904
	Jio Financial Services Ltd.	235,961	617,236
	JK Cement Ltd.	9,251	519,231
	JK Lakshmi Cement Ltd.	20,551	140,322
	JK Paper Ltd.	35,115	133,710
	JK Tyre & Industries Ltd.	37,004	161,221
	JM Financial Ltd.	118,596	173,350
	JSW Dulux Ltd.	3,086	96,325
	JSW Energy Ltd.	57,816	342,810
	JSW Steel Ltd.	46,635	623,543
	JTEKT India Ltd.	17,667	25,547
	Jubilant Foodworks Ltd.	100,705	510,064
	Jubilant Ingrevia Ltd.	25,905	192,971
	Jubilant Pharmova Ltd.	24,138	238,255
*	Just Dial Ltd.	7,669	42,977
	Jyothy Labs Ltd.	35,223	99,263
	Kajaria Ceramics Ltd.	31,869	398,097
	Kalpataru Projects International Ltd.	35,903	475,154
	Kalyan Jewellers India Ltd.	79,952	349,789
	Kalyani Steels Ltd.	8,932	80,666
	Kansai Nerolac Paints Ltd.	27,519	57,049
	Karnataka Bank Ltd.	111,612	317,000
	Karur Vysya Bank Ltd.	195,535	605,064
	Kaveri Seed Co. Ltd.	7,037	72,404
	KCP Ltd.	18,420	35,046
	KDDL Ltd.	536	13,463
		Shares	Value»
INDIA — (Continued)
	KEC International Ltd.	39,834	$235,956
	KEI Industries Ltd.	14,956	772,477
*	Kellton Tech Solutions Ltd.	53,725	8,834
	Kennametal India Ltd.	1,297	37,382
	Kewal Kiran Clothing Ltd.	3,299	16,682
	Kfin Technologies Ltd.	11,536	110,214
*	Kiri Industries Ltd.	4,565	19,911
	Kirloskar Brothers Ltd.	5,186	95,147
	Kirloskar Oil Engines Ltd.	20,099	362,892
	Kirloskar Pneumatic Co. Ltd.	4,157	65,615
	KNR Constructions Ltd.	46,328	61,661
*	Kolte-Patil Developers Ltd.	6,373	25,854
	Kotak Mahindra Bank Ltd.	206,655	840,269
	KPIT Technologies Ltd.	47,929	386,280
	KPR Mill Ltd.	43,921	436,444
	KRBL Ltd.	12,438	48,159
*Ω	Krishna Institute of Medical Sciences Ltd.	14,480	102,123
	Krsnaa Diagnostics Ltd.	3,815	23,616
	KSB Ltd.	19,515	200,735
*	Kwality Wall's India Ltd.	36,053	10,446
	L&T Finance Ltd.	231,511	688,573
Ω	L&T Technology Services Ltd.	4,479	172,833
	LA Opala RG Ltd.	1,909	3,623
	Landmark Cars Ltd.	1,557	6,604
	Larsen & Toubro Ltd.	27,381	1,165,168
Ω	Laurus Labs Ltd.	57,587	675,727
	Laxmi Organic Industries Ltd.	3,180	4,898
*Ω	Lemon Tree Hotels Ltd.	121,128	151,368
	LG Balakrishnan & Bros Ltd.	7,963	149,597
	LIC Housing Finance Ltd.	96,742	568,501
	Lincoln Pharmaceuticals Ltd.	1,483	10,108
	Linde India Ltd.	2,015	156,652
	Lloyds Metals & Energy Ltd.	9,774	181,829

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	LMW Ltd.	716	$109,245
Ω	Lodha Developers Ltd.	4,798	45,511
	LT Foods Ltd.	50,761	231,389
Ω	LTM Ltd.	14,151	641,718
	Lumax Auto Technologies Ltd.	10,082	173,643
	Lumax Industries Ltd.	1,052	56,891
	Lupin Ltd.	62,163	1,524,137
	LUX Industries Ltd.	1,387	20,678
	Mahanagar Gas Ltd.	10,030	120,170
	Maharashtra Scooters Ltd.	638	82,425
	Maharashtra Seamless Ltd.	18,958	128,376
	Mahindra & Mahindra Financial Services Ltd.	180,392	594,704
	Mahindra & Mahindra Ltd.	71,093	2,329,171
*	Mahindra Holidays & Resorts India Ltd.	34,822	91,086
	Mahindra Lifespace Developers Ltd.	37,878	135,869
Ω	Mahindra Logistics Ltd.	10,342	44,108
	Maithan Alloys Ltd.	2,030	21,193
	Malco Energy Ltd.	338,403	120,831
*	Man Industries India Ltd.	2,266	12,739
	Man Infraconstruction Ltd.	30,854	39,357
	Manappuram Finance Ltd.	235,523	738,382
	Mangalam Cement Ltd.	2,982	29,259
	Mangalore Refinery & Petrochemicals Ltd.	27,248	48,529
	Mankind Pharma Ltd.	6,971	165,729
	Marico Ltd.	102,266	838,462
	Marksans Pharma Ltd.	74,161	145,645
	Maruti Suzuki India Ltd.	4,897	691,184
Ω	MAS Financial Services Ltd.	17,424	62,790
	Mastek Ltd.	4,519	81,601
*	Max Estates Ltd.	37	152
	Max Healthcare Institute Ltd.	28,599	300,588
*	Max India Ltd.	3,390	5,578
	Mayur Uniquoters Ltd.	8,317	48,262
		Shares	Value»
INDIA — (Continued)
	Mazagon Dock Shipbuilders Ltd.	4,176	$121,005
*Ω	Medi Assist Healthcare Services Ltd.	3,525	12,775
*	Medplus Health Services Ltd.	15,262	141,846
*	Meghmani Organics Ltd.	33,015	17,205
	Metro Brands Ltd.	1,152	12,477
Ω	Metropolis Healthcare Ltd.	24,402	123,355
	Minda Corp. Ltd.	23,227	127,241
Ω	Mishra Dhatu Nigam Ltd.	5,601	23,245
	MM Forgings Ltd.	7,250	37,538
	MOIL Ltd.	22,181	72,934
	Monarch Networth Capital Ltd.	2,861	8,875
	Monte Carlo Fashions Ltd.	3,649	21,741
	Morepen Laboratories Ltd.	106,810	46,992
	Motherson Sumi Wiring India Ltd.	744,697	322,328
	Motilal Oswal Financial Services Ltd.	49,532	423,254
	Mphasis Ltd.	37,233	898,256
	MPS Ltd.	256	4,496
	MRF Ltd.	654	899,040
	Mrs Bectors Food Specialities Ltd.	30,230	62,691
	MSTC Ltd.	7,750	35,619
	Muthoot Finance Ltd.	53,243	1,933,696
*	Nalwa Sons Investments Ltd.	187	11,367
	Narayana Hrudayalaya Ltd.	24,947	467,470
	Natco Pharma Ltd.	20,784	240,402
	National Aluminium Co. Ltd.	319,195	1,337,194
	National Fertilizers Ltd.	35,078	29,120
	Nava Ltd.	55,260	385,757
	Navin Fluorine International Ltd.	1,621	116,873
	Navneet Education Ltd.	33,180	50,910
*	Nazara Technologies Ltd.	16,360	45,661
	NBCC India Ltd.	52,430	51,217
	NCC Ltd.	133,271	231,598

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Neogen Chemicals Ltd.	1,069	$18,441
	NESCO Ltd.	8,606	112,373
	Nestle India Ltd.	46,162	713,718
	Neuland Laboratories Ltd.	1,127	177,941
	Newgen Software Technologies Ltd.	4,385	23,613
	NHPC Ltd.	332,705	293,890
	NIIT Learning Systems Ltd.	25,172	82,493
	NIIT Ltd.	36,661	27,240
	Nilkamal Ltd.	2,650	36,481
Ω	Nippon Life India Asset Management Ltd.	24,720	264,697
	Nitin Spinners Ltd.	8,550	41,937
	NLC India Ltd.	66,590	223,063
	NMDC Ltd.	788,721	755,187
*	NMDC Steel Ltd.	262,907	119,083
	NOCIL Ltd.	28,302	54,015
	Novartis India Ltd.	1,821	19,838
	NRB Bearings Ltd.	20,512	61,223
	NTPC Ltd.	245,260	1,037,554
	Nucleus Software Exports Ltd.	3,058	26,128
	Nuvama Wealth Management Ltd.	24,877	350,668
*	Nuvoco Vistas Corp. Ltd.	13,198	41,330
	Oberoi Realty Ltd.	36,793	650,362
	Oil & Natural Gas Corp. Ltd.	110,895	350,671
	Oil India Ltd.	85,333	442,345
	One 97 Communications Ltd.	35,469	412,261
*	Onesource Specialty Pharma Ltd.	9,739	180,401
	Oracle Financial Services Software Ltd.	5,536	572,643
	Orient Electric Ltd.	25,426	49,937
*	Orient Green Power Co. Ltd.	135,608	18,145
	Oriental Hotels Ltd.	5,689	5,931
	Page Industries Ltd.	938	369,026
	Paisalo Digital Ltd.	133,713	70,745
	Panama Petrochem Ltd.	5,121	15,281
Ω	Paradeep Phosphates Ltd.	164,899	225,813
Ω	Parag Milk Foods Ltd., Class F	9,183	21,917
		Shares	Value»
INDIA — (Continued)
	Patanjali Foods Ltd.	27,005	$131,179
*	Patel Engineering Ltd.	142,766	42,842
*	PB Fintech Ltd.	11,473	202,202
*	PC Jeweller Ltd.	661,290	66,032
	PCBL Chemical Ltd.	61,168	187,379
	Pearl Global Industries Ltd.	4,031	66,196
*	Pennar Industries Ltd.	19,375	34,336
	Persistent Systems Ltd.	21,594	1,104,230
	Petronet LNG Ltd.	250,504	738,891
	Phoenix Mills Ltd.	23,628	441,413
	PI Industries Ltd.	13,700	445,622
	Pidilite Industries Ltd.	30,126	439,320
*	Piramal Finance Ltd.	29,564	623,803
	Piramal Pharma Ltd.	97,477	167,231
	Pitti Engineering Ltd.	884	9,106
Ω	PNB Housing Finance Ltd.	68,087	752,174
	PNC Infratech Ltd.	35,226	79,504
	Pokarna Ltd.	2,585	24,087
	Poly Medicure Ltd.	4,687	75,402
	Polycab India Ltd.	6,068	519,752
	Polyplex Corp. Ltd.	6,105	61,220
	Pondy Oxides & Chemicals Ltd.	4,027	59,128
*	Poonawalla Fincorp Ltd.	59,773	265,389
	Power Finance Corp. Ltd.	421,622	2,004,273
	Power Grid Corp. of India Ltd.	289,097	975,523
	Power Mech Projects Ltd.	3,950	104,669
	Praj Industries Ltd.	26,040	112,536
	Prakash Industries Ltd.	57,269	86,502
Ω	Prataap Snacks Ltd.	2,707	28,588
	Precision Wires India Ltd.	13,794	62,205
	Prestige Estates Projects Ltd.	37,413	558,445
	Pricol Ltd.	26,229	158,936
*	Prime Focus Ltd.	8,211	26,935
	Prince Pipes & Fittings Ltd.	6,881	18,784
*	Prism Johnson Ltd.	43,150	61,369
	Privi Speciality Chemicals Ltd.	2,218	78,652
	Procter & Gamble Health Ltd.	1,759	96,656

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Hygiene & Health Care Ltd.	1,102	$118,770
	PTC India Ltd.	86,024	191,764
	Punjab National Bank	271,706	315,163
*	PVR Inox Ltd.	25,391	288,458
Ω	Quess Corp. Ltd.	11,684	24,425
	R Systems International Ltd.	7,808	21,878
	Radico Khaitan Ltd.	11,298	410,033
	Rail Vikas Nigam Ltd.	7,351	23,238
	Railtel Corp. of India Ltd.	20,007	68,458
	Rain Industries Ltd.	52,652	70,239
*	Rajesh Exports Ltd.	14,403	18,165
	Rallis India Ltd.	18,917	53,072
	Ram Ratna Wires Ltd.	2,829	13,298
	Ramco Cements Ltd.	21,436	210,862
	Ramco Industries Ltd.	13,704	38,786
	Ramkrishna Forgings Ltd.	18,903	119,491
	Rane Holdings Ltd.	2,514	29,931
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	75,766
	Ratnamani Metals & Tubes Ltd.	7,454	208,421
*	RattanIndia Power Ltd.	524,304	56,546
*	Raymond Lifestyle Ltd.	11,795	100,158
*	Raymond Ltd.	14,744	73,192
*	Raymond Realty Ltd.	14,744	69,526
Ω	RBL Bank Ltd.	160,438	574,522
	REC Ltd.	477,632	1,797,919
	Redington Ltd.	224,470	513,756
	Redtape Ltd.	44,420	60,586
	Relaxo Footwears Ltd.	10,941	34,856
	Reliance Industrial Infrastructure Ltd.	2,215	18,321
	Reliance Industries Ltd. (RIL IN)	471,922	7,183,367
*	Reliance Infrastructure Ltd.	40,867	33,869
*	Reliance Power Ltd.	916,309	280,970
*	Religare Enterprises Ltd.	4,652	10,861
	Repco Home Finance Ltd.	12,674	54,822
	Rhi Magnesita India Ltd.	6,152	26,317
	Rico Auto Industries Ltd.	31,447	37,799
		Shares	Value»
INDIA — (Continued)
	RITES Ltd.	28,740	$66,586
	Route Mobile Ltd.	4,960	27,710
	RPG Life Sciences Ltd.	1,466	35,565
*	RPSG Ventures Ltd.	2,028	18,251
	Safari Industries India Ltd.	4,861	72,393
*	Sagar Cements Ltd.	10,335	19,665
*Ω	Salasar Techno Engineering Ltd.	137,948	10,829
*	SAMHI Hotels Ltd.	24,820	41,056
*	Sammaan Capital Ltd.	194,498	299,347
	Samvardhana Motherson International Ltd.	723,876	933,227
	Sandhar Technologies Ltd.	3,136	16,578
	Sandur Manganese & Iron Ores Ltd.	21,489	47,808
	Sangam India Ltd.	553	3,020
	Sanghvi Movers Ltd.	6,740	22,864
	Sanofi Consumer Healthcare India Ltd.	2,438	122,614
	Sanofi India Ltd.	1,979	71,183
Ω	Sansera Engineering Ltd.	3,442	92,340
*	Sapphire Foods India Ltd.	20,690	44,844
	Sarda Energy & Minerals Ltd.	30,861	193,219
	Sasken Technologies Ltd.	899	12,541
*	Satin Creditcare Network Ltd.	7,775	14,461
	Savita Oil Technologies Ltd.	6,016	22,880
*	SBFC Finance Ltd.	87,476	85,398
	SBI Cards & Payment Services Ltd.	24,047	164,341
Ω	SBI Life Insurance Co. Ltd.	27,938	536,864
	Schaeffler India Ltd.	5,290	232,047
*	Schneider Electric Infrastructure Ltd.	15,960	210,283
*	SEAMEC Ltd.	1,720	29,083
	Senco Gold Ltd.	5,395	17,921
*	SEPC Ltd.	382,773	32,907
	Seshasayee Paper & Boards Ltd.	6,832	19,321
Ω	SH Kelkar & Co. Ltd.	18,152	27,971
	Shaily Engineering Plastics Ltd.	939	25,185

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Shankara Buildpro Ltd.	1,193	$14,124
	Shanthi Gears Ltd.	4,322	22,009
	Sharda Cropchem Ltd.	10,452	118,689
	Sharda Motor Industries Ltd.	6,082	55,530
	Share India Securities Ltd.	24,301	35,078
	Shilpa Medicare Ltd.	20,432	88,708
	Shipping Corp. of India Land & Assets Ltd.	59,327	27,880
	Shipping Corp. of India Ltd.	65,823	212,421
*	Shoppers Stop Ltd.	11,621	36,276
	Shree Cement Ltd.	713	183,022
*	Shree Renuka Sugars Ltd.	87,388	27,071
	Shriram Finance Ltd.	329,700	3,283,088
	Shriram Pistons & Rings Ltd.	3,042	112,764
	Shyam Metalics & Energy Ltd.	8,045	73,983
	Siemens Energy India Ltd.	1,925	66,886
*	Siemens Ltd.	1,925	77,926
	SIS Ltd.	13,758	51,196
	Siyaram Silk Mills Ltd.	4,520	27,459
	SJS Enterprises Ltd.	6,257	120,444
*	SKF India Industrial Ltd.	5,640	131,271
	SKF India Ltd.	5,640	102,649
	Skipper Ltd.	7,515	37,928
	Sobha Ltd.	8,818	133,649
	Solar Industries India Ltd.	6,105	999,261
*	Solara Active Pharma Sciences Ltd.	4,763	25,290
	Somany Ceramics Ltd.	5,724	28,530
	Sonata Software Ltd.	59,569	161,276
	South Indian Bank Ltd.	648,890	271,858
	SP Apparels Ltd.	1,282	11,069
*	Spandana Sphoorty Financial Ltd.	630	1,525
	SRF Ltd.	25,193	674,340
	Star Cement Ltd.	29,828	72,583
*	Star Health & Allied Insurance Co. Ltd.	27,820	154,456
	State Bank of India (SBID LI), GDR	490	55,950
		Shares	Value»
INDIA — (Continued)
	State Bank of India (SBIN IN)	114,695	$1,301,564
	State Bank of India (SBKFF US), GDR	2,177	248,613
	Steel Authority of India Ltd.	331,912	651,162
	Steel Strips Wheels Ltd.	4,614	10,484
*	Sterlite Technologies Ltd.	52,825	165,553
*	STL Networks Ltd.	52,825	15,673
	Strides Pharma Science Ltd.	17,310	190,549
*	Stylam Industries Ltd.	1,806	42,723
	Subros Ltd.	10,122	83,416
	Sudarshan Chemical Industries Ltd.	12,850	124,610
	Sumitomo Chemical India Ltd.	13,987	62,127
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	39,264	752,840
	Sun TV Network Ltd.	29,483	189,865
	Sundaram Finance Ltd.	12,288	587,599
	Sundaram-Clayton Ltd.	1,656	24,919
	Sundram Fasteners Ltd.	27,004	243,234
	Sunflag Iron & Steel Co. Ltd.	5,016	15,446
	Sunteck Realty Ltd.	15,212	54,833
	Suprajit Engineering Ltd.	20,062	88,269
	Supreme Industries Ltd.	13,018	501,111
	Supreme Petrochem Ltd.	22,062	176,082
	Supriya Lifescience Ltd.	3,293	24,356
	Surya Roshni Ltd.	27,536	73,466
*	Suryoday Small Finance Bank Ltd.	15,323	24,806
*	Suzlon Energy Ltd.	1,801,942	1,063,425
	Swan Corp. Ltd.	27,940	99,294
	Swaraj Engines Ltd.	1,425	59,792
Ω	Syngene International Ltd.	25,178	124,782
	TAJGVK Hotels & Resorts Ltd.	3,470	11,918
	Talbros Automotive Components Ltd.	2,544	8,903
	Talwandi Sabo Power Ltd.	338,403	120,831

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tamil Nadu Newsprint & Papers Ltd.	15,403	$24,693
	Tamilnad Mercantile Bank Ltd.	19,423	151,218
	Tanla Platforms Ltd.	11,830	64,214
*	TARC Ltd.	34,062	48,345
	Tata Chemicals Ltd.	47,677	406,823
	Tata Communications Ltd.	23,355	392,056
	Tata Consultancy Services Ltd.	67,519	1,772,498
	Tata Consumer Products Ltd.	39,732	481,431
	Tata Elxsi Ltd.	5,737	251,390
*	Tata Motors Ltd./new	242,466	1,059,665
	Tata Motors Passenger Vehicles Ltd.	242,466	878,875
	Tata Power Co. Ltd.	176,417	831,988
	Tata Steel Ltd.	1,475,346	3,299,729
	Tata Technologies Ltd.	45,172	277,879
	TCI Express Ltd.	3,754	20,771
	TD Power Systems Ltd.	29,800	366,320
*	TeamLease Services Ltd.	973	12,637
	Tech Mahindra Ltd.	45,211	706,861
	Techno Electric & Engineering Co. Ltd.	12,589	171,155
	Tega Industries Ltd.	971	17,253
	Texmaco Rail & Engineering Ltd.	49,331	55,300
	Thanga Mayil Jewellery Ltd.	1,650	68,919
	Thejo Engineering Ltd.	612	11,577
	Thermax Ltd.	2,584	111,030
	Thirumalai Chemicals Ltd.	17,134	37,009
	Thomas Cook India Ltd.	36,462	36,151
Ω	Thyrocare Technologies Ltd.	13,206	56,010
	Tilaknagar Industries Ltd.	20,689	102,042
	Time Technoplast Ltd.	104,570	214,943
	Timken India Ltd.	5,493	198,368
	Titagarh Rail System Ltd.	16,029	131,186
	Titan Co. Ltd.	27,228	1,264,857
		Shares	Value»
INDIA — (Continued)
	Torrent Pharmaceuticals Ltd.	20,591	$911,240
	Torrent Power Ltd.	39,877	739,738
	Tourism Finance Corp. of India Ltd.	108,055	82,707
	Transport Corp. of India Ltd.	9,892	97,115
	Trent Ltd.	10,624	466,804
	Trident Ltd.	309,053	85,318
	Triveni Engineering & Industries Ltd.	37,325	162,827
	Triveni Turbine Ltd.	9,150	55,566
	TTK Prestige Ltd.	7,806	41,663
	Tube Investments of India Ltd.	27,497	860,722
	TVS Holdings Ltd.	1,705	255,840
	TVS Motor Co. Ltd.	47,653	1,764,226
	TVS Srichakra Ltd.	1,156	47,293
	Uflex Ltd.	11,771	55,587
*	Ugro Capital Ltd.	21,291	24,644
*Ω	Ujjivan Small Finance Bank Ltd.	283,668	171,165
	UltraTech Cement Ltd.	4,812	590,971
*	Unichem Laboratories Ltd.	9,550	39,317
	Union Bank of India Ltd.	199,983	351,738
	United Breweries Ltd.	3,175	48,846
	United Spirits Ltd.	39,557	555,172
	UNO Minda Ltd.	51,988	612,796
	UPL Ltd.	193,634	1,318,446
	Usha Martin Ltd.	48,729	231,472
	UTI Asset Management Co. Ltd.	12,708	127,750
	VA Tech Wabag Ltd.	14,418	229,846
	Vadilal Industries Ltd.	532	26,523
	Vaibhav Global Ltd.	17,605	40,697
*	Valor Estate Ltd.	24,477	26,912
	Vardhman Special Steels Ltd.	2,805	8,256
	Vardhman Textiles Ltd.	40,668	264,748
Ω	Varroc Engineering Ltd.	13,072	73,344
	Varun Beverages Ltd.	111,631	611,131
	Vedanta Aluminium Metal Ltd.	338,403	1,415,311
	Vedanta Iron & Steel Ltd.	338,403	51,769
	Vedanta Ltd.	338,403	977,008
	Veedol Corp. Ltd.	1,030	15,477

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Venky's India Ltd.	1,715	$28,834
	Vesuvius India Ltd.	31,880	173,564
	V-Guard Industries Ltd.	35,226	124,279
	Vinati Organics Ltd.	9,335	131,180
	Vindhya Telelinks Ltd.	2,575	37,486
	Vishnu Chemicals Ltd.	4,745	29,889
*	Vodafone Idea Ltd.	1,504,503	162,185
	Voltamp Transformers Ltd.	1,644	203,811
	Voltas Ltd.	13,470	205,060
	VRL Logistics Ltd.	21,374	57,048
	VST Industries Ltd.	18,447	50,548
	VST Tillers Tractors Ltd.	975	54,011
	Welspun Corp. Ltd.	50,380	675,168
	Welspun Enterprises Ltd.	19,817	109,885
	Welspun Living Ltd.	110,117	150,663
	West Coast Paper Mills Ltd.	12,552	64,402
	Westlife Foodworld Ltd.	15,854	79,818
	Wheels India Ltd.	1,875	24,031
	Whirlpool of India Ltd.	4,402	45,941
	Wipro Ltd.	203,012	433,757
*	Wockhardt Ltd.	12,157	179,587
	Wonderla Holidays Ltd.	6,827	38,159
*	Yes Bank Ltd.	45,820	9,712
	Zee Entertainment Enterprises Ltd.	177,772	169,422
	Zensar Technologies Ltd.	38,222	208,378
	Zydus Lifesciences Ltd.	52,752	499,232
	Zydus Wellness Ltd.	23,270	124,907
TOTAL INDIA			238,360,369
INDONESIA — (0.3%)
	ABM Investama Tbk. PT	144,100	24,545
	Adi Sarana Armada Tbk. PT	389,000	18,147
	AKR Corporindo Tbk. PT	1,519,700	139,024
*	Alam Sutera Realty Tbk. PT	4,051,400	31,136
	Alamtri Minerals Indonesia Tbk. PT	873,000	93,494
	Alamtri Resources Indonesia Tbk. PT	4,042,400	589,560
		Shares	Value»
INDONESIA — (Continued)
*	Amman Mineral Internasional PT	37,000	$10,918
	Aneka Tambang Tbk. PT	2,147,846	466,114
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,326,700	37,921
	Aspirasi Hidup Indonesia Tbk. PT	1,894,100	39,205
	Astra Agro Lestari Tbk. PT	162,100	75,845
	Astra International Tbk. PT	2,243,000	777,062
	Astra Otoparts Tbk. PT	396,000	58,846
	Asuransi Tugu Pratama Indonesia Tbk. PT	146,200	10,695
	Avia Avian Tbk. PT	1,645,300	36,732
*	Bank Aladin Syariah Tbk. PT	895,000	30,012
	Bank Amar Indonesia Tbk. PT	503,666	5,777
*	Bank Artha Graha Internasional Tbk. PT	938,200	8,566
	Bank BTPN Syariah Tbk. PT	700,400	40,494
	Bank Central Asia Tbk. PT	2,392,800	811,255
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	11,195
*	Bank Ganesha Tbk. PT	1,289,700	9,011
*	Bank Jago Tbk. PT	413,200	31,213
*	Bank KB Indonesia Tbk. PT	7,881,856	27,797
	Bank Mandiri Persero Tbk. PT	4,366,600	1,111,087
*	Bank Mayapada International Tbk. PT	3,615,992	41,600
	Bank Maybank Indonesia Tbk. PT	1,445,900	17,053
	Bank Negara Indonesia Persero Tbk. PT	1,360,900	293,218
*	Bank Neo Commerce Tbk. PT	2,633,900	46,684
	Bank OCBC Nisp Tbk. PT	796,500	60,964

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Pan Indonesia Tbk. PT	1,283,500	$75,709
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	820,743	41,266
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	706,300	23,666
	Bank Rakyat Indonesia Persero Tbk. PT	3,014,334	521,463
	Bank Syariah Indonesia Persero Tbk. PT	833,160	85,566
	Bank Tabungan Negara Persero Tbk. PT	1,737,592	136,378
*	Barito Pacific Tbk. PT	873,282	92,785
*	Barito Renewables Energy Tbk. PT	44,000	11,413
	BFI Finance Indonesia Tbk. PT	1,755,800	81,170
	BISI International Tbk. PT	199,000	8,634
	Blue Bird Tbk. PT	168,500	15,040
*	Buana Lintas Lautan Tbk. PT	3,891,800	114,864
*	Bukalapak.com Tbk. PT	14,951,100	128,917
	Bukit Asam Persero Tbk. PT	1,240,600	205,856
*	Buma Internasional Grup Tbk. PT	1,404,500	20,475
*	Bumi Resources Minerals Tbk. PT	5,308,700	247,219
*	Bumi Resources Tbk. PT	17,330,300	241,020
*	Bumi Serpong Damai Tbk. PT	1,288,000	57,428
*	Capital Financial Indonesia Tbk. PT	1,344,700	104,704
*	Cemindo Gemilang PT	689,100	32,421
	Charoen Pokphand Indonesia Tbk. PT	1,702,300	394,493
Ω	Cikarang Listrindo Tbk. PT	409,000	17,345
	Ciputra Development Tbk. PT	2,794,447	111,461
	Cisarua Mountain Dairy Tbk. PT	279,700	68,406
		Shares	Value»
INDONESIA — (Continued)
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	$14,631
*	Darma Henwa Tbk. PT	2,578,400	74,102
	Dayamitra Telekomunikasi PT	3,553,900	105,922
	Dharma Satya Nusantara Tbk. PT	1,298,400	131,913
*	Dian Swastatika Sentosa Tbk. PT	1,447,500	135,597
*	Eagle High Plantations Tbk. PT	2,580,200	19,959
	Elang Mahkota Teknologi Tbk. PT	3,429,100	163,864
	Elnusa Tbk. PT	1,799,200	82,348
*	Energi Mega Persada Tbk. PT	5,036,700	497,646
	Erajaya Swasembada Tbk. PT	3,182,500	75,411
	ESSA Industries Indonesia Tbk. PT	2,376,500	120,121
	Gajah Tunggal Tbk. PT	649,500	44,876
	Garudafood Putra Putri Jaya Tbk. PT	2,647,400	53,458
*	Global Mediacom Tbk. PT	2,109,100	20,492
	Golden Energy Mines Tbk. PT	50,500	23,114
	Gudang Garam Tbk. PT	145,300	134,577
*	Harum Energy Tbk. PT	505,500	29,163
*	Impack Pratama Industri Tbk. PT	1,776,300	227,995
	Indah Kiat Pulp & Paper Tbk. PT	759,900	429,607
	Indika Energy Tbk. PT	385,900	81,565
	Indo Tambangraya Megah Tbk. PT	140,900	217,013
	Indocement Tunggal Prakarsa Tbk. PT	227,200	68,401
	Indofood CBP Sukses Makmur Tbk. PT	271,800	106,603
	Indofood Sukses Makmur Tbk. PT	1,060,800	413,808
	Indomobil Sukses Internasional Tbk. PT	398,300	24,531
	Indosat Tbk. PT	1,060,400	122,385

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,078,076	$59,917
*††	Inti Agri Resources Tbk. PT	532,800	0
	Japfa Comfeed Indonesia Tbk. PT	1,792,100	257,175
	Jasa Marga Persero Tbk. PT	252,404	43,232
	Jaya Real Property Tbk. PT	957,600	60,495
	Kalbe Farma Tbk. PT	3,005,300	150,656
	Kawasan Industri Jababeka Tbk. PT	4,774,510	49,691
*	Krakatau Steel Persero Tbk. PT	919,200	15,436
*	Lippo Karawaci Tbk. PT	8,460,900	40,194
	Map Aktif Adiperkasa PT	2,753,000	97,268
	Mayora Indah Tbk. PT	633,400	62,445
	MDS Retailing Tbk. PT	289,600	27,297
	Medco Energi Internasional Tbk. PT	3,468,500	351,702
*	Media Nusantara Citra Tbk. PT	2,673,600	37,435
	Medikaloka Hermina Tbk. PT	1,753,700	116,503
*	Merdeka Battery Materials Tbk. PT	4,273,500	167,638
*	Merdeka Copper Gold Tbk. PT	1,354,142	253,406
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	42,962
	Metrodata Electronics Tbk. PT	1,934,000	63,178
	Midi Utama Indonesia Tbk. PT	2,060,800	40,997
	Mitra Adiperkasa Tbk. PT	3,535,200	248,837
	Mitra Keluarga Karyasehat Tbk. PT	928,000	103,370
	Mitra Pinasthika Mustika Tbk. PT	655,500	37,325
*	MNC Tourism Indonesia Tbk. PT	15,058,200	96,639
	Pabrik Kertas Tjiwi Kimia Tbk. PT	426,900	213,742
		Shares	Value»
INDONESIA — (Continued)
*	Pacific Strategic Financial Tbk. PT	719,300	$78,782
	Pakuwon Jati Tbk. PT	3,246,400	59,272
*	Panin Financial Tbk. PT	2,982,000	41,794
	Pantai Indah Kapuk Dua Tbk. PT	75,556	36,941
	Perusahaan Gas Negara Persero Tbk. PT	1,089,000	122,511
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	656,200	65,431
	Petrindo Jaya Kreasi Tbk. PT	2,642,000	183,725
	Petrosea Tbk. PT	659,800	193,488
*††	Pool Advista Indonesia Tbk. PT	107,000	58
	Puradelta Lestari Tbk. PT	3,333,600	27,197
	Rukun Raharja Tbk. PT	207,100	49,662
	Samudera Indonesia Tbk. PT	2,565,000	51,639
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	19,687
	Sarana Menara Nusantara Tbk. PT	3,783,500	104,011
	Sariguna Primatirta Tbk. PT	1,578,200	35,614
	Sawit Sumbermas Sarana Tbk. PT	939,900	74,860
*††	Sekawan Intipratama Tbk. PT	253,200	0
	Selamat Sempurna Tbk. PT	783,200	81,459
	Semen Indonesia Persero Tbk. PT	1,029,210	119,219
*	Sentul City Tbk. PT	8,018,200	49,230
	Sumber Alfaria Trijaya Tbk. PT	3,852,800	294,849
	Sumber Tani Agung Resources Tbk. PT	857,600	61,003
	Summarecon Agung Tbk. PT	2,680,323	48,017
	Surya Citra Media Tbk. PT	4,617,500	66,763
	Surya Semesta Internusa Tbk. PT	1,665,600	171,947

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	4,314	$72,950
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,953,000	319,477
	Temas Tbk. PT	3,424,000	24,948
	Tempo Scan Pacific Tbk. PT	231,900	32,697
	Timah Tbk. PT	691,000	143,392
	Total Bangun Persada Tbk. PT	237,900	16,434
	Tower Bersama Infrastructure Tbk. PT	510,300	51,500
	Transcoal Pacific Tbk. PT	162,000	107,603
	Trimegah Bangun Persada Tbk. PT	434,600	26,269
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	16,612
	Triputra Agro Persada PT	1,565,000	189,834
	Tunas Baru Lampung Tbk. PT	935,614	39,182
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	257,300	25,165
	Unilever Indonesia Tbk. PT	549,800	48,829
	United Tractors Tbk. PT	472,500	793,901
	Vale Indonesia Tbk. PT	477,245	189,377
*††	Waskita Karya Persero Tbk. PT	3,327,686	7,282
*††	Wijaya Karya Persero Tbk. PT	2,883,734	6,372
	XLSMART Telecom Sejahtera Tbk. PT	1,342,229	228,092
TOTAL INDONESIA			18,226,586
IRELAND — (0.4%)
	AIB Group PLC	659,400	7,600,605
	Bank of Ireland Group PLC	309,344	6,093,277
	Cairn Homes PLC	192,959	493,714
	FBD Holdings PLC (FBD ID)	12,798	240,728
	Glanbia PLC (GLB ID)	47,217	1,096,675
*Ω	Glenveagh Properties PLC	186,836	463,621
		Shares	Value»
IRELAND — (Continued)
	Irish Continental Group PLC (IR5B ID)	43,924	$334,775
	Kerry Group PLC (KYGA ID), Class A	9,690	821,211
	Kingspan Group PLC (KSP ID)	33,331	3,083,905
*	Permanent TSB Group Holdings PLC	27,099	92,786
TOTAL IRELAND			20,321,297
ISRAEL — (1.0%)
*	Abra Information Technologies Ltd.	3,103	3,998
#*	Adgar Investment & Development Ltd.	20,210	29,574
*	AFI Properties Ltd.	3,808	297,360
	Africa Israel Residences Ltd.	1,024	82,035
*	Airport City Ltd.	12,331	229,161
#	Albaad Massuot Yitzhak Ltd.	1,118	13,377
*	Allot Ltd.	4,114	29,579
	Alony Hetz Properties & Investments Ltd.	23,769	286,938
	Alrov Properties & Lodgings Ltd.	2,536	229,471
	Altshuler Shaham Finance Ltd.	9,331	22,668
#	Amos Luzon Development & Energy Group Ltd.	42,724	87,681
	Amot Investments Ltd.	14,608	99,850
	Analyst IMS Investment Management Services Ltd.	1,616	78,451
	Arad Ltd.	4,947	71,018
*	Argo Properties NV	2,506	117,785
*	Ashdod Refinery Ltd.	2,316	79,136
	Ashtrom Group Ltd.	8,814	217,934
	AudioCodes Ltd. (AUDC US)	7,330	67,876
#	Aura Investments Ltd.	12,697	90,645
	Automatic Bank Services Ltd.	5,810	51,751
	Ayalon Holdings Ltd.	3,678	190,421
	Azorim-Investment Development & Construction Co. Ltd.	9,305	62,105

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Azrieli Group Ltd.	1,691	$269,715
	Bank Hapoalim BM	144,881	3,887,161
	Bank Leumi Le-Israel BM	212,296	5,374,198
#	Baran Group Ltd.	1,327	10,899
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,819	444,808
	Bezeq The Israeli Telecommunication Corp. Ltd.	239,336	651,094
	Big Shopping Centers Ltd.	1,233	325,277
	Blue Square Real Estate Ltd.	1,552	208,198
*	Camtek Ltd.	1,451	277,426
*	Carasso Motors Ltd.	11,299	122,056
#	Carasso Real Estate Ltd.	1,345	18,106
	Cellcom Israel Ltd. (CEL IT)	48,962	601,431
	Clal Insurance Enterprises Holdings Ltd.	23,464	2,027,548
	Cohen Development Gas & Oil Ltd.	260	17,783
*	Compugen Ltd.	10,412	26,841
	Danel Adir Yeoshua Ltd.	2,031	323,298
	Danya Cebus Ltd.	2,216	114,354
	Delek Automotive Systems Ltd.	6,426	48,884
	Delek Group Ltd.	2,779	955,164
#	Delta Galil Ltd.	5,326	308,598
	Delta Israel Brands Ltd.	1,531	61,635
	Diplomat Holdings Ltd.	1,100	19,711
#	Direct Finance of Direct Group 2006 Ltd.	165	30,195
	Dor Alon Energy in Israel 1988 Ltd.	1,403	115,456
#*	Doral Group Renewable Energy Resources Ltd.	19,405	484,510
#	Duniec Brothers Ltd.	917	76,615
	El Al Israel Airlines	103,962	467,322
	Elbit Systems Ltd. (ESLT US)	311	261,035
	Electra Consumer Products 1970 Ltd.	1,849	51,806
	Electra Ltd.	11,100	365,838
	Energix-Renewable Energies Ltd.	19,149	142,212
		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy Ltd. (ENLT IT)	3,423	$304,631
*	Enlight Renewable Energy Ltd. (ENLT US)	3,135	284,156
*	Equital Ltd.	7,659	329,481
*	Fattal Holdings 1998 Ltd.	1,970	492,284
	First International Bank of Israel Ltd.	14,348	1,200,062
#	FMS Enterprises Migun Ltd.	1,064	84,184
#	Formula Systems 1985 Ltd. (FORTY IT)	2,636	369,807
	Fox Wizel Ltd.	3,553	383,579
*	Gilat Satellite Networks Ltd.	8,621	156,122
*	Hagag Group Real Estate Development	11,912	126,859
	Hamat Group Ltd.	5,314	27,720
	Harel Insurance Investments & Financial Services Ltd.	26,685	1,652,387
	Hilan Ltd.	4,993	357,831
	Hiper Global Ltd.	1,464	13,404
	ICL Group Ltd.	43,607	233,501
	IDI Insurance Co. Ltd.	3,452	266,705
*	IES Holdings Ltd.	852	175,858
	Ilex Medical Ltd.	1,583	29,848
#	Inrom Construction Industries Ltd.	37,164	348,706
	Isracard Ltd.	61,649	314,880
#	Israel Canada TR Ltd.	23,916	166,784
	Israel Discount Bank Ltd., Class A	168,812	1,878,009
	Israel Shipyards Industries Ltd.	1,705	80,303
	Isras Investment Co. Ltd.	575	166,095
	Issta Ltd.	4,150	148,084
	Kamada Ltd. (KMDA IT)	2,220	18,122
*	Kamada Ltd. (KMDA US)	6,695	54,497
	Kardan Real Estate Enterprise & Development Ltd.	30,989	63,408
	Kenon Holdings Ltd.	5,202	481,332

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Kerur Holdings Ltd.	1,856	$51,655
	Kvutzat Acro Ltd.	4,883	78,259
	Lahav L.R. Real Estate Ltd.	7,178	28,256
	Land Development Nimrodi Group Ltd.	6,149	78,733
	Lapidoth Capital Ltd.	3,319	91,902
	Libra Insurance Co. Ltd.	3,992	26,348
	M Yochananof & Sons Ltd.	1,596	184,894
*	Malam - Team Ltd.	2,662	76,053
	Matrix IT Ltd.	6,597	201,754
	Matrix IT Ltd. MTRX IT	10,247	314,624
	Max Stock Ltd.	23,380	232,859
*	Maytronics Ltd.	16,664	17,330
	Mediterranean Towers Ltd.	32,870	189,206
	Mega Or Holdings Ltd.	4,762	974,078
	Meitav Investment House Ltd.	16,138	738,354
	Melisron Ltd.	1,840	271,328
	MENIF - Financial Services Ltd.	4,679	44,442
	Menora Mivtachim Holdings Ltd.	5,554	906,532
*	Meshek Energy Renewable Energies Ltd.	44,062	191,592
	Meshulam Levinstein Contracting & Engineering Ltd.	646	115,363
#*	Migdal Insurance & Financial Holdings Ltd.	103,517	661,406
	Mivne Real Estate KD Ltd.	70,674	340,623
#	Mivtach Shamir Holdings Ltd.	2,074	312,179
	Mizrahi Tefahot Bank Ltd.	21,980	1,728,325
#*	Naphtha Israel Petroleum Corp. Ltd.	6,012	57,845
	Nawi Group Ltd.	5,014	86,637
*	Nayax Ltd.	521	36,334
	Neto Malinda Trading Ltd.	2,327	134,000
*	Neto ME Holdings Ltd.	603	56,076
		Shares	Value»
ISRAEL — (Continued)
	Next Vision Stabilized Systems Ltd.	13,571	$1,558,766
*	Nice Ltd. (NICE IT)	193	19,728
#*	Nice Ltd. (NICE US), Sponsored ADR	702	71,618
*	Nova Ltd. (NVMI IT)	586	292,611
	Novolog Ltd.	74,680	24,305
	Oil Refineries Ltd.	638,286	326,349
	One Software Technologies Ltd.	15,054	328,629
*	OPC Energy Ltd.	6,083	254,579
*	OY Nofar Energy Ltd.	1,406	88,598
#	Palram Industries 1990 Ltd.	5,010	86,867
	Partner Communications Co. Ltd.	51,349	683,239
	Paz Retail & Energy Ltd.	3,262	902,704
*	Perion Network Ltd.	7,181	73,611
	Phoenix Financial Ltd.	43,541	2,619,802
	Plasson Industries Ltd.	1,203	65,385
	Polyram Plastic Industries Ltd.	4,798	13,942
#*	Prashkovsky Investments & Construction Ltd.	2,012	107,807
*	Priortech Ltd.	859	92,018
	Qualitau Ltd.	2,085	393,524
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,487	430,900
*	Rani Zim Shopping Centers Ltd.	14,142	24,456
*	Rapac Communication & Infrastructure Ltd.	935	29,947
#*	REIT Azorim Hf. Living Ltd.	296	574
#	Retailors Ltd.	5,865	71,427
	Sano-Brunos Enterprises Ltd.	288	43,853
	Scope Metals Group Ltd.	2,905	221,367
	Shapir Engineering & Industry Ltd.	5,788	81,368
#*	Shikun & Binui Ltd.	51,859	346,470
*	Shikun & Binui Soltec Renewable Energy	70,812	93,815
	Shufersal Ltd.	44,151	658,798
	Strauss Group Ltd.	5,051	218,811

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Summit Real Estate Holdings Ltd.	15,262	$285,793
#	Tadiran Group Ltd.	843	55,627
Ω	Tamar Petroleum Ltd.	20,723	215,653
*	TAT Technologies Ltd.	930	34,520
	Tel Aviv Stock Exchange Ltd.	20,243	1,018,586
	Telsys Ltd.	786	84,310
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	30,689	1,078,761
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	66,494	2,331,945
	Tiv Taam Holdings 1 Ltd.	22,474	105,480
#*	Tower Semiconductor Ltd. (TSEM US)	2,581	570,530
*	Turpaz Industries Ltd.	5,660	144,256
*	Veridis Environment Ltd.	11,887	178,765
	Victory Supermarket Chain Ltd.	1,508	29,180
#*	Willi Food Investments Ltd.	755	17,236
	YD More Investments Ltd.	9,388	129,001
	YH Dimri Construction & Development Ltd.	1,206	164,388
TOTAL ISRAEL			55,633,513
ITALY — (2.4%)
	A2A SpA	574,705	1,636,605
	ACEA SpA	17,230	452,093
#	Amplifon SpA	24,895	275,768
#*	Aquafil SpA	10,154	17,115
	Ariston Holding NV	17,459	80,607
	Arnoldo Mondadori Editore SpA	66,336	160,462
	Ascopiave SpA	20,805	85,071
#	Avio SpA	3,860	143,380
	Azimut Holding SpA	45,890	1,948,716
	B&C Speakers SpA	655	9,421
	Banca Generali SpA	21,043	1,380,237
	Banca IFIS SpA	10,957	298,508
	Banca Mediolanum SpA	80,142	1,756,583
#	Banca Monte dei Paschi di Siena SpA	569,782	6,073,709
#*Ω	Banca Sistema SpA	18,647	36,110
		Shares	Value»
ITALY — (Continued)
	Banco BPM SpA	403,551	$5,880,154
#	Banco di Desio e della Brianza SpA	18,839	204,320
#	BasicNet SpA	5,690	48,249
#	Biesse SpA	2,426	16,828
	BPER Banca SpA	739,498	10,916,308
	Brembo NV	16,904	159,294
#	Brunello Cucinelli SpA	12,044	1,175,282
	Buzzi SpA	30,301	1,659,105
*	Cairo Communication SpA	13,828	40,625
	Cembre SpA	1,546	141,565
	Cementir Holding NV	16,157	289,050
*	CIR SpA-Compagnie Industriali	281,282	220,815
	Comer Industries SpA	343	18,593
	Credito Emiliano SpA	37,931	672,209
*	Cy4gate SpA	3,411	29,972
	d'Amico International Shipping SA	18,806	176,439
	Danieli & C Officine Meccaniche SpA (DAN IM)	4,771	373,663
	Danieli & C Officine Meccaniche SpA (DANR IM)	14,987	843,374
	Datalogic SpA	7,679	49,321
	Davide Campari-Milano NV	52,974	393,044
	De' Longhi SpA	17,483	679,849
*Ω	doValue SpA	14,473	35,756
	Emak SpA	21,574	22,875
Ω	Enav SpA	24,621	144,129
	Enel SpA	756,545	8,833,182
	Eni SpA (ENI IM)	413,747	11,699,277
#	ERG SpA	13,003	351,414
	Esprinet SpA	13,585	91,450
#	Ferrari NV (RACE IM)	9,037	3,127,331
#	Ferretti SpA	32,804	153,187
	Fiera Milano SpA	6,134	53,582
	Fila SpA	13,113	143,175
	FinecoBank Banca Fineco SpA	142,072	3,527,025
	FNM SpA	63,935	38,076
	Garofalo Health Care SpA	9,339	56,215
	Gefran SpA	1,857	25,512
#	Generali	14,547	651,880
#	GPI SpA	1,522	28,809
	Hera SpA	276,415	1,304,396
	IMMSI SpA	88,096	51,026
	Industrie De Nora SpA	6,576	47,861

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#Ω	Infrastrutture Wireless Italiane SpA	20,900	$177,281
#	Intercos SpA	10,120	144,362
	Interpump Group SpA	4,346	183,219
	Intesa Sanpaolo SpA	769,891	5,230,817
	Iren SpA	145,146	444,155
#	Italgas SpA	167,444	2,022,692
#	Italian Sea Group SpA	4,884	9,226
#	Italmobiliare SpA	5,539	189,250
	Iveco Group NV	63,417	1,040,247
	Leonardo SpA	23,513	1,468,287
	Lottomatica Group SpA	23,055	677,858
	Maire SpA	50,309	930,364
#	MARR SpA	3,876	39,269
#	MFE-MediaForEurope NV, Class A	62,780	207,044
	MFE-MediaForEurope NV (MFEA IM), Class A	10,637	36,298
#	Moltiply Group SpA	6,507	260,437
#	Moncler SpA	45,747	2,761,821
#*	NewPrinces SpA	6,439	127,539
#Ω	Nexi SpA	102,122	486,773
	Orsero SpA	2,438	46,597
Ω	OVS SpA	86,178	512,860
	Pharmanutra SpA	668	61,885
#	Piaggio & C SpA	32,470	61,359
Ω	Pirelli & C SpA	123,131	846,921
#Ω	Poste Italiane SpA	34,795	923,596
	Prysmian SpA	43,242	6,577,502
Ω	RAI Way SpA	45,846	329,656
	Recordati Industria Chimica e Farmaceutica SpA	21,981	1,283,419
	Reply SpA	5,737	636,086
#*	Revo Insurance SpA	1,993	59,645
	Rizzoli Corriere Della Sera Mediagroup SpA	38,378	43,527
	Sabaf SpA	1,655	26,491
*	Safilo Group SpA	47,686	89,681
#	Saipem SpA	537,870	2,914,208
*	Salvatore Ferragamo SpA	3,459	30,159
#	Sanlorenzo SpA	3,966	155,037
#*	Seco SpA	8,631	29,109
	Sesa SpA	2,712	274,596
	Snam SpA	144,354	1,138,292
	Sogefi SpA	19,990	48,206
	SOL SpA	12,728	860,852
#*	Stellantis NV (STLA UX)	33,695	245,300
		Shares	Value»
ITALY — (Continued)
*	Stellantis NV (STLAM IM)	245,379	$1,800,585
	Tamburi Investment Partners SpA	29,041	287,427
Ω	Technogym SpA	36,534	860,736
#*	Telecom Italia SpA (TIT IM)	4,402,566	3,474,416
*	Telecom Italia SpA (TITR IM)	2,030,282	1,874,644
	Tenaris SA (TEN IM)	46,810	1,494,238
#	Tenaris SA (TS US), ADR	9,230	589,797
#	Terna - Rete Elettrica Nazionale	176,266	2,120,173
#*	TREVI - Finanziaria Industriale SpA	52,648	19,173
#	TXT e-solutions SpA	1,579	60,837
	UniCredit SpA	126,879	9,805,509
	Unipol Assicurazioni SpA	170,742	4,461,250
#	Webuild SpA	126,828	376,978
#	Wiit SpA	2,903	103,373
#	Zignago Vetro SpA	4,280	35,411
TOTAL ITALY			129,725,072
JAPAN — (14.1%)
	& ST HD Co. Ltd.	10,300	196,678
#	&Do Holdings Co. Ltd.	2,900	19,712
	77 Bank Ltd.	62,400	1,201,261
	A&D HOLON Holdings Co. Ltd.	11,800	216,760
	AB & Company Co. Ltd.	5,100	39,262
	ABC-Mart, Inc.	22,800	387,298
#	Achilles Corp.	8,600	76,430
	Acom Co. Ltd.	95,300	305,852
	AD Works Group Co. Ltd.	14,410	37,515
	ADEKA Corp.	28,200	706,285
	Ad-sol Nissin Corp.	3,200	30,285
	Adtec Plasma Technology Co. Ltd.	1,000	17,141
#	Advan Group Co. Ltd.	6,600	40,150
	Advantest Corp.	59,900	11,184,440
	Aeon Co. Ltd.	201,672	1,943,208
#	Aeon Fantasy Co. Ltd.	3,100	50,686
	AEON Financial Service Co. Ltd.	31,300	311,266
#	Aeon Hokkaido Corp.	15,900	86,171
	Aeon Kyushu Co. Ltd.	1,500	26,838

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AFC-HD AMS Life Science Co. Ltd.	4,100	$22,657
	AGC, Inc.	24,900	893,012
	Ahresty Corp.	5,200	27,665
	Ai Holdings Corp.	3,700	63,777
	Aica Kogyo Co. Ltd.	16,900	378,396
	Aichi Corp.	11,200	100,077
#	Aichi Financial Group, Inc.	54,445	516,507
	Aichi Steel Corp.	16,800	309,828
	Aichi Tokei Denki Co. Ltd.	3,600	66,539
	Aida Engineering Ltd.	7,600	57,708
#	Ain Holdings, Inc.	5,200	188,543
	Ainavo Holdings Co. Ltd.	1,600	8,122
#	Aiphone Co. Ltd.	4,500	80,241
	Air Water, Inc.	43,800	621,307
	Airman Corp.	8,800	114,853
#	Airport Facilities Co. Ltd.	10,500	65,139
	Airtech Japan Ltd.	1,600	12,485
	Airtrip Corp.	4,800	20,928
	Aisan Industry Co. Ltd.	16,500	182,303
	Aisin Corp.	103,000	1,633,314
#	AIT Corp.	3,900	55,038
#	Aizawa Securities Group Co. Ltd.	5,300	48,995
	Ajinomoto Co., Inc.	50,300	1,616,662
	Akatsuki Corp.	8,500	35,264
	Akatsuki, Inc.	3,200	56,625
	Akita Bank Ltd.	5,900	206,035
#	Albis Co. Ltd.	2,300	36,199
	Alconix Corp.	11,500	182,672
	Alfresa Holdings Corp.	46,200	697,467
#	Allied Telesis Holdings KK	17,200	29,423
#	Alpen Co. Ltd.	3,900	49,067
#	Alpha Systems, Inc.	1,900	40,106
	Alps Alpine Co. Ltd.	49,844	747,970
	ALSOK Co. Ltd.	98,800	747,308
	Altech Corp.	6,710	108,087
	Amada Co. Ltd.	80,000	1,352,765
	Amano Corp.	21,400	489,200
#	Amiyaki Tei Co. Ltd.	3,300	28,137
#	Amuse, Inc.	4,500	56,314
	ANA Holdings, Inc.	6,700	111,342
#	Anabuki Kosan, Inc.	1,900	30,419
	Anest Iwata Corp.	8,600	87,042
#	Anicom Holdings, Inc.	18,800	180,258
	Anrakutei Co. Ltd.	600	14,206
#	Anycolor, Inc.	5,700	100,661
		Shares	Value»
JAPAN — (Continued)
#	AOI Electronics Co. Ltd.	1,100	$19,837
	AOKI Holdings, Inc.	10,800	107,000
	Aoyama Trading Co. Ltd.	36,000	181,478
#	Aoyama Zaisan Networks Co. Ltd.	7,300	65,081
	Aozora Bank Ltd.	29,800	480,811
#	Appier Group, Inc.	17,000	97,496
	Arakawa Chemical Industries Ltd.	5,400	43,160
	Arata Corp.	9,400	166,766
	Araya Industrial Co. Ltd.	1,800	28,626
#*	ARCHION Corp.	92,400	178,833
#	ARCLANDS Corp.	17,079	193,639
	Arcs Co. Ltd.	12,280	266,861
	ARE Holdings, Inc.	23,300	533,373
	Arealink Co. Ltd.	18,400	118,422
	Argo Graphics, Inc.	16,800	145,121
	Ariake Japan Co. Ltd.	3,600	124,768
	Arisawa Manufacturing Co. Ltd.	10,600	184,550
	Artience Co. Ltd.	14,300	356,684
	Artnature, Inc.	5,822	30,002
#	Artner Co. Ltd.	2,000	24,357
	As One Corp.	17,700	245,447
	Asahi Co. Ltd.	5,000	41,121
#	Asahi Diamond Industrial Co. Ltd.	12,600	104,359
	Asahi Group Holdings Ltd.	144,100	1,418,755
	Asahi Intecc Co. Ltd.	32,200	677,571
	Asahi Kasei Corp.	226,718	2,230,870
	Asahi Kogyosha Co. Ltd.	4,400	104,881
	Asahi Net, Inc.	6,400	25,594
	Asahi Printing Co. Ltd.	1,800	9,905
	Asahi Yukizai Corp.	6,800	249,339
	Asanuma Corp.	30,000	177,033
	Asia Pile Holdings Corp.	14,000	125,207
	Asics Corp.	85,600	2,430,835
	ASKA Pharmaceutical Holdings Co. Ltd.	8,300	153,476
#	ASKUL Corp.	6,500	48,851
	Astellas Pharma, Inc.	220,800	3,129,121
	Astena Holdings Co. Ltd.	13,800	42,541
	Ateam Holdings Co. Ltd.	1,800	11,123
	Atrae, Inc.	4,600	19,118

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Aucnet, Inc.	16,000	$123,188
	Autobacs Seven Co. Ltd.	13,000	126,240
	Aval Data Corp.	2,100	39,545
#	Avant Group Corp.	7,100	58,130
	Avex, Inc.	8,500	64,213
	Awa Bank Ltd.	17,600	714,080
#	Axell Corp.	1,500	10,994
	Axial Retailing, Inc.	20,900	150,451
	Azbil Corp.	89,600	797,417
#	AZ-COM MARUWA Holdings, Inc.	22,900	131,319
#	AZOOM Co. Ltd.	1,800	46,881
	Bandai Namco Holdings, Inc.	48,900	1,122,514
	Bando Chemical Industries Ltd.	14,200	183,833
#*	Bank of Innovation, Inc.	600	19,465
	Bank of Iwate Ltd.	17,600	221,619
	Bank of Nagoya Ltd.	12,495	466,581
	Bank of Saga Ltd.	4,794	156,387
	Bank of the Ryukyus Ltd.	13,100	210,461
	Base Co. Ltd.	2,400	48,934
	baudroie, Inc.	2,800	35,775
	BayCurrent, Inc.	22,800	734,252
#	Beauty Garage, Inc.	3,100	30,785
	Belc Co. Ltd.	3,900	173,832
#	Bell System24 Holdings, Inc.	14,900	142,267
	Belluna Co. Ltd.	16,900	91,058
#	Bewith, Inc.	3,400	40,902
	Bic Camera, Inc.	32,300	334,236
	BIPROGY, Inc.	20,300	583,823
	B-Lot Co. Ltd.	4,000	36,644
	Blue Zones Holdings Co. Ltd.	34,000	378,453
	BML, Inc.	8,000	194,527
#	Bookoff Group Holdings Ltd.	5,300	68,578
	Bourbon Corp.	700	12,909
	B-R31 Ice Cream Co. Ltd.	500	12,996
	Bridgestone Corp.	160,200	3,329,123
	Broadmedia Corp.	600	8,423
	Brother Industries Ltd.	55,700	1,057,755
	Buffalo, Inc.	3,600	56,773
#	Bull-Dog Sauce Co. Ltd.	3,500	40,301
	Bunka Shutter Co. Ltd.	19,200	226,277
		Shares	Value»
JAPAN — (Continued)
#	Business Brain Showa-Ota, Inc.	12,000	$70,129
	Business Engineering Corp.	8,500	65,506
	C Uyemura & Co. Ltd.	2,000	299,421
	CAC Holdings Corp.	3,100	35,476
	Calbee, Inc.	18,800	356,322
	Canon Marketing Japan, Inc.	26,800	609,947
	Canon, Inc. (7751 JP)	32,000	823,250
	Capcom Co. Ltd.	48,200	1,017,676
	Career Design Center Co. Ltd.	2,000	30,846
	Careerlink Co. Ltd.	2,500	37,410
	Carlit Co. Ltd.	6,600	115,274
	Casio Computer Co. Ltd.	20,100	203,932
	Cawachi Ltd.	6,000	114,518
	CCI Group, Inc.	74,000	444,822
#	CDS Co. Ltd.	1,800	20,938
	CE Holdings Co. Ltd.	2,000	15,349
	Celsys, Inc.	10,800	93,373
	Central Automotive Products Ltd.	12,300	141,829
	Central Glass Co. Ltd.	9,600	251,266
	Central Japan Railway Co.	21,200	508,598
	Central Security Patrols Co. Ltd.	2,100	35,483
#	Central Sports Co. Ltd.	1,900	28,556
#	Ceres, Inc.	3,600	41,583
#	Change Holdings, Inc.	13,300	76,808
#	Charm Care Corp. KK	7,200	59,117
	Chiba Bank Ltd.	66,700	920,674
	Chiba Kogyo Bank Ltd.	17,300	232,124
#	Chikaranomoto Holdings Co. Ltd.	3,600	33,823
#	Chino Corp.	6,200	62,602
	Chiyoda Co. Ltd.	4,900	30,321
#*	Chiyoda Corp.	16,800	108,993
	Chiyoda Integre Co. Ltd.	5,000	95,975
	Chofu Seisakusho Co. Ltd.	5,100	64,896
	Chori Co. Ltd.	5,000	135,933
#	Choushimaru Co. Ltd.	1,900	19,590
	Chubu Electric Power Co., Inc.	54,600	939,058

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chubu Shiryo Co. Ltd.	8,400	$90,344
#	Chubu Steel Plate Co. Ltd.	4,100	58,925
	Chudenko Corp.	9,800	297,734
	Chugai Pharmaceutical Co. Ltd.	40,200	2,143,840
	Chugai Ro Co. Ltd.	2,300	69,277
	Chugin Financial Group, Inc.	50,900	947,304
	Chugoku Electric Power Co., Inc.	57,000	326,961
	Chugoku Marine Paints Ltd.	12,500	256,028
#	Chuo Spring Co. Ltd.	8,000	191,443
#	Chuo Warehouse Co. Ltd.	1,600	20,274
	Citizen Watch Co. Ltd.	72,700	842,307
	CKD Corp.	14,800	573,472
#	CK-San-Etsu Co. Ltd.	1,500	39,861
	Cleanup Corp.	8,300	45,917
#	CMK Corp.	19,100	77,181
	Coca-Cola Bottlers Japan Holdings, Inc.	32,456	703,719
#	COLOPL, Inc.	18,600	51,361
#	Colowide Co. Ltd.	21,900	259,252
	Computer Engineering & Consulting Ltd.	7,200	89,178
#	Computer Institute of Japan Ltd.	4,000	12,710
	COMSYS Holdings Corp.	26,405	950,884
#	Comture Corp.	10,100	87,908
	Copro-Holdings Co. Ltd.	6,800	36,311
	Core Concept Technologies, Inc.	4,000	35,497
#	Core Corp.	1,800	23,550
	Cosel Co. Ltd.	8,100	65,844
	Cosmo Energy Holdings Co. Ltd.	47,200	1,206,630
	Cosmos Initia Co. Ltd.	5,600	41,121
	Cosmos Pharmaceutical Corp.	13,913	540,764
#	Cota Co. Ltd.	5,556	39,782
#*	Cover Corp.	7,500	65,969
#	Create Restaurants Holdings, Inc.	72,200	329,324
		Shares	Value»
JAPAN — (Continued)
	Create SD Holdings Co. Ltd.	8,600	$179,667
	Credit Saison Co. Ltd.	55,608	1,540,276
#	Creek & River Co. Ltd.	4,300	36,586
	Cresco Ltd.	9,200	80,023
#	Cross Cat Co. Ltd.	3,100	18,754
*	CrowdWorks, Inc.	3,500	12,987
	CTI Engineering Co. Ltd.	9,800	176,399
	CTS Co. Ltd.	8,900	49,239
	Curves Holdings Co. Ltd.	13,700	71,653
	CyberAgent, Inc.	89,900	719,967
#	Cybozu, Inc.	10,200	135,935
	Dai Nippon Printing Co. Ltd.	48,400	916,751
	Dai Nippon Toryo Co. Ltd.	7,000	55,155
	Daicel Corp.	42,300	331,667
	Dai-Dan Co. Ltd.	34,800	621,529
	Daido Metal Co. Ltd.	9,200	51,897
	Daido Steel Co. Ltd.	41,500	485,173
	Daiei Kankyo Co. Ltd.	1,500	36,033
	Daifuku Co. Ltd.	29,700	1,298,533
	Daihatsu Infinearth Mfg Co. Ltd.	7,700	146,867
	Daiho Corp.	12,500	59,215
	Dai-Ichi Cutter Kogyo KK	3,900	35,645
	Daiichi Jitsugyo Co. Ltd.	8,100	165,580
	Daiichi Kensetsu Corp.	1,800	42,498
	Daiichi Life Group, Inc.	268,800	2,461,047
	Daiichi Sankyo Co. Ltd.	27,500	446,712
	Daiichikosho Co. Ltd.	13,182	136,447
#	Daiki Aluminium Industry Co. Ltd.	16,500	155,038
	Daikin Industries Ltd.	18,600	2,628,090
#	Daikoku Denki Co. Ltd.	4,300	64,861
#	Daikokutenbussan Co. Ltd.	2,000	61,490
	Daikyonishikawa Corp.	7,100	38,623
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	17,600	120,153
	Daio Paper Corp.	18,100	110,688

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiseki Co. Ltd.	9,420	$252,260
	Daishi Hokuetsu Financial Group, Inc.	91,500	1,140,850
#	Daishinku Corp.	10,400	48,516
	Daisue Construction Co. Ltd.	3,800	83,206
#	Daisyo Corp.	1,700	11,159
	Daito Pharmaceutical Co. Ltd.	7,670	61,497
	Daito Trust Construction Co. Ltd.	37,500	843,488
	Daitron Co. Ltd.	6,600	123,337
	Daiwa House Industry Co. Ltd.	100,900	3,078,556
	Daiwa Industries Ltd.	11,800	144,250
	Daiwa Securities Group, Inc.	165,800	1,560,653
	Daiwabo Holdings Co. Ltd.	39,700	808,430
	DCM Holdings Co. Ltd.	44,100	412,006
	Dear Life Co. Ltd.	11,300	75,594
	DeNA Co. Ltd.	22,900	373,676
#	Denka Co. Ltd.	24,550	639,367
#	Densan System Holdings Co. Ltd.	600	10,959
	Denso Corp.	76,300	911,636
#*	Dentsu Group, Inc.	32,800	622,735
	Dentsu Soken, Inc.	22,800	320,662
	Denyo Co. Ltd.	6,100	140,159
	Dexerials Corp.	57,900	903,635
	DIC Corp.	19,500	446,436
	Digital Arts, Inc.	3,400	121,545
	Digital Garage, Inc.	5,800	91,656
	Digital Hearts Holdings Co. Ltd.	4,100	21,808
	Digital Information Technologies Corp.	6,200	35,859
#	Dip Corp.	6,500	75,525
	Disco Corp.	7,400	3,520,789
#	DKK Co. Ltd.	2,300	49,070
	DKS Co. Ltd.	2,800	151,464
	DMG Mori Co. Ltd.	46,000	857,184
	Doshisha Co. Ltd.	6,800	141,998
#	Double Standard, Inc.	2,600	22,515
	Doutor Nichires Holdings Co. Ltd.	8,700	153,686
	Dowa Holdings Co. Ltd.	16,195	985,491
	DTS Corp.	48,800	318,024
	Duskin Co. Ltd.	8,400	211,422
		Shares	Value»
JAPAN — (Continued)
	DyDo Group Holdings, Inc.	3,700	$59,824
#	Eagle Industry Co. Ltd.	6,400	115,219
	Earth Corp.	1,600	46,815
	East Japan Railway Co.	27,500	600,295
#	EAT&HOLDINGS Co. Ltd.	2,900	36,405
	Ebara Corp.	83,700	2,863,202
#	Ebara Foods Industry, Inc.	2,300	36,942
#	Ebara Jitsugyo Co. Ltd.	5,600	85,768
#	Ebase Co. Ltd.	6,400	16,358
#	Eco's Co. Ltd.	4,000	56,556
	EDION Corp.	17,900	242,504
#	eGuarantee, Inc.	11,100	125,693
#	Ehime Bank Ltd.	12,500	141,722
	Eisai Co. Ltd.	14,209	425,310
	Eizo Corp.	9,500	125,043
	EJ Holdings, Inc.	2,600	28,152
	Elan Corp.	6,701	31,201
	Elecom Co. Ltd.	10,300	106,650
	Electric Power Development Co. Ltd.	19,000	464,985
#	EM Systems Co. Ltd.	11,200	47,274
	en, Inc.	5,600	39,146
	Endo Lighting Corp.	5,800	104,368
	ENEOS Holdings, Inc.	493,700	4,146,331
	Entrust, Inc.	1,600	11,255
#	eRex Co. Ltd.	4,800	31,022
	ERI Holdings Co. Ltd.	1,700	45,400
	ES-Con Japan Ltd.	10,700	80,692
#	Eslead Corp.	3,700	137,493
	ESPEC Corp.	4,400	93,596
#	Eternal Hospitality Group Co. Ltd.	2,900	55,818
#	eWeLL Co. Ltd.	1,200	15,396
	Exedy Corp.	12,100	473,720
	EXEO Group, Inc.	51,190	939,836
	Ezaki Glico Co. Ltd.	8,700	314,711
	F&M Co. Ltd.	3,200	42,758
	FaithNetwork Co. Ltd.	2,500	12,143
	FALCO HOLDINGS Co. Ltd.	2,100	33,779
	FANUC Corp.	10,100	446,148
	Fast Retailing Co. Ltd.	11,600	5,460,644
	FCC Co. Ltd.	12,300	262,218
*	f-code, Inc.	1,400	13,139
	Feed One Co. Ltd.	7,180	51,158
	Ferrotec Corp.	17,100	824,419

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	FFRI Security, Inc.	1,400	$52,938
	FIDEA Holdings Co. Ltd.	4,220	51,489
	Financial Partners Group Co. Ltd.	21,500	219,311
	FINDEX, Inc.	5,100	25,893
	Fintech Global, Inc.	50,900	41,447
#	First Bank of Toyama Ltd.	19,500	321,380
#	Fixstars Corp.	10,200	82,900
#	FJ Next Holdings Co. Ltd.	7,900	76,119
	Focus Systems Corp.	3,400	32,871
	Food & Life Cos. Ltd.	33,500	1,948,730
#	Foster Electric Co. Ltd.	6,100	116,164
	FP Corp.	11,800	174,331
#	France Bed Holdings Co. Ltd.	9,800	80,070
#	Freebit Co. Ltd.	6,000	54,049
#*	Fronteo, Inc.	8,600	42,666
#	F-Tech, Inc.	3,900	18,594
	FTGroup Co. Ltd.	6,700	48,456
	Fudo Tetra Corp.	4,750	90,016
	Fuji Corp. (6134 JP)	12,500	486,972
	Fuji Corp. Ltd.	9,500	48,760
#	Fuji Die Co. Ltd.	2,300	14,688
	Fuji Electric Co. Ltd.	27,200	2,286,019
	Fuji Kyuko Co. Ltd.	4,300	62,006
	Fuji Media Holdings, Inc.	12,900	319,105
	Fuji Oil Co. Ltd.	11,600	246,945
	Fuji Pharma Co. Ltd.	5,100	71,599
	Fuji Seal International, Inc.	7,786	123,043
	Fujibo Holdings, Inc.	9,300	234,473
#	Fujicco Co. Ltd.	4,800	46,759
	FUJIFILM Holdings Corp.	48,200	887,055
	Fujikura Composites, Inc.	8,600	138,002
	Fujikura Kasei Co. Ltd.	10,400	80,817
	Fujikura Ltd.	192,000	7,407,933
	Fujimi, Inc.	8,400	173,742
#	Fujita Kanko, Inc.	11,500	151,167
	Fujitsu Ltd.	104,900	2,105,484
	Fujiya Co. Ltd.	2,500	38,548
	FuKoKu Co. Ltd.	6,200	69,874
	Fukuda Corp.	2,100	112,534
	Fukuda Denshi Co. Ltd.	5,800	374,344
#	Fukui Bank Ltd.	6,500	155,822
	Fukui Computer Holdings, Inc.	2,400	50,411
		Shares	Value»
JAPAN — (Continued)
	Fukuoka Financial Group, Inc.	28,432	$1,160,685
	Fukuyama Transporting Co. Ltd.	6,200	205,972
	FULLCAST Holdings Co. Ltd.	6,400	66,498
	Fumakilla Ltd.	3,000	21,522
#	Funai Soken Holdings, Inc.	21,540	153,678
	Furukawa Co. Ltd.	9,281	247,605
	Furukawa Electric Co. Ltd.	24,500	6,653,874
	Furuno Electric Co. Ltd.	10,200	473,269
#	Furuya Metal Co. Ltd.	3,600	170,338
	Furyu Corp.	5,400	44,281
	Fuso Chemical Co. Ltd.	22,200	464,797
	Futaba Corp.	3,500	15,485
	Futaba Industrial Co. Ltd.	22,700	141,799
	Future Corp.	16,700	163,047
	Fuyo General Lease Co. Ltd.	25,800	714,330
	G-7 Holdings, Inc.	8,100	66,610
#	GA Technologies Co. Ltd.	7,800	76,649
	Gakken Holdings Co. Ltd.	5,800	35,689
	Gakkyusha Co. Ltd.	3,000	43,810
#	Gakujo Co. Ltd.	3,500	35,745
	Galilei Co. Ltd.	8,600	195,947
	Gecoss Corp.	5,700	58,642
#	Genki Global Dining Concepts Corp.	4,000	71,389
#	Genky DrugStores Co. Ltd.	8,400	195,333
	Geo Holdings Corp.	7,600	90,570
#	Gift Holdings, Inc.	3,800	107,201
#	giftee, Inc.	5,600	40,813
#	Giken Ltd.	1,900	21,848
	Global Link Management KK	2,100	25,406
#	Global Security Experts, Inc.	600	9,791
	GLOBERIDE, Inc.	8,800	116,812
	Glory Ltd.	16,000	406,995
	GLtechno Holdings, Inc.	2,750	91,204
#	GMO Financial Gate, Inc.	1,000	36,453
#	GMO Financial Holdings, Inc.	11,600	76,305

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	GMO GlobalSign Holdings KK	1,200	$14,672
	GMO internet group, Inc.	27,100	536,368
	GMO Payment Gateway, Inc.	8,400	421,910
	GMS Group Co. Ltd.	20,863	50,640
#	Godo Steel Ltd.	4,200	76,427
#*	Gokurakuyu Holdings Co. Ltd.	8,600	26,543
	Goldcrest Co. Ltd.	7,200	153,490
	Goldwin, Inc.	16,500	230,918
#	Gourmet Kineya Co. Ltd.	1,800	11,106
	Grandy House Corp.	4,200	14,392
	GREE Holdings, Inc.	19,700	45,635
	Greens Co. Ltd.	2,600	38,412
	grems, Inc.	3,300	59,354
	GS Yuasa Corp.	25,616	1,035,800
	GSI Creos Corp.	3,600	55,824
	G-Tekt Corp.	6,530	75,201
#*	Gumi, Inc.	10,400	21,437
#	Gun-Ei Chemical Industry Co. Ltd.	1,900	62,890
	GungHo Online Entertainment, Inc.	13,010	205,835
	Gunma Bank Ltd.	120,400	1,648,581
	Gunosy, Inc.	6,300	20,597
	Gunze Ltd.	11,400	263,071
	H.U. Group Holdings, Inc.	16,860	336,388
	H2O Retailing Corp.	32,400	475,418
	Hachijuni Nagano Bank Ltd.	95,019	1,287,350
#	Hagihara Industries, Inc.	4,900	51,399
	Hakudo Co. Ltd.	2,400	36,124
	Hakuhodo DY Holdings, Inc.	57,600	386,758
#	Hakuto Co. Ltd.	3,600	96,246
	Halows Co. Ltd.	3,600	90,503
	Hamakyorex Co. Ltd.	25,600	280,830
	Hamamatsu Photonics KK	35,500	457,610
	Hankyu Hanshin Holdings, Inc.	32,600	945,045
	Hanwa Co. Ltd.	64,000	661,051
	Happinet Corp.	14,200	242,977
	Hard Off Corp. Co. Ltd.	4,500	58,188
	Haseko Corp.	80,900	1,397,064
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,189
	Hazama Ando Corp.	58,800	712,880
		Shares	Value»
JAPAN — (Continued)
	Heiwa Real Estate Co. Ltd.	12,800	$198,594
	Heiwado Co. Ltd.	10,115	171,421
#	Hennge KK	5,300	32,405
	Hibino Corp.	1,100	22,213
	Hibiya Engineering Ltd.	12,600	242,038
	Hiday Hidaka Corp.	7,700	139,793
	Hikari Tsushin, Inc.	1,100	267,119
#	HI-LEX Corp.	6,400	108,611
	Hioki EE Corp.	2,700	192,442
	Hirakawa Hewtech Corp.	4,410	114,171
	Hirano Tecseed Co. Ltd.	2,000	22,760
	Hirata Corp.	8,900	185,368
	Hirogin Holdings, Inc.	82,300	972,243
	Hirose Electric Co. Ltd.	5,755	800,058
*	Hirose Tusyo, Inc.	1,000	24,237
#	Hiroshima Gas Co. Ltd.	9,300	23,519
#	HIS Co. Ltd.	22,600	152,179
#	Hisaka Works Ltd.	6,800	69,610
	Hisamitsu Pharmaceutical Co., Inc.	600	23,008
	Hitachi Construction Machinery Co. Ltd.	29,700	1,039,598
	Hitachi Ltd. (6501 JP)	323,400	10,283,585
	Hochiki Corp.	16,800	206,913
	Hodogaya Chemical Co. Ltd.	5,000	79,989
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	38,162
#	Hokkaido Electric Power Co., Inc.	31,900	207,403
	Hokkaido Gas Co. Ltd.	23,500	124,133
#	Hokkan Holdings Ltd.	4,300	59,362
	Hokko Chemical Industry Co. Ltd.	8,500	92,507
#	Hokuetsu Corp.	45,100	256,123
	Hokuhoku Financial Group, Inc.	54,100	2,062,450
	Hokuriku Electric Industry Co. Ltd.	3,300	57,877
#	Hokuriku Electric Power Co.	21,500	119,688
	Hokuriku Electrical Construction Co. Ltd.	6,000	64,867
#	Hokuto Corp.	5,500	64,227

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co. Ltd. (7267 JP)	170,100	$1,380,265
	H-One Co. Ltd.	5,800	46,639
#	Honeys Holdings Co. Ltd.	6,900	64,278
	Hoosiers Holdings Co. Ltd.	10,800	81,400
	Horiba Ltd.	10,100	1,406,293
	Hoshizaki Corp.	19,900	647,040
	Hosiden Corp.	22,400	397,836
	Hosokawa Micron Corp.	3,800	144,077
#	Hotland Holdings Co. Ltd.	4,200	42,362
	House Foods Group, Inc.	15,193	291,679
#	Howa Machinery Ltd.	5,400	52,428
	Hoya Corp.	26,300	4,911,360
*	HS Holdings Co. Ltd.	7,900	56,868
	Hulic Co. Ltd.	84,895	957,486
	Hyakugo Bank Ltd.	81,100	922,870
	Hyakujushi Bank Ltd.	34,800	530,302
	Ibiden Co. Ltd.	34,200	2,925,130
	IBJ, Inc.	7,100	32,664
#	Ichibanya Co. Ltd.	15,500	85,682
	Ichiken Co. Ltd.	4,000	71,207
	Ichikoh Industries Ltd.	17,800	57,914
	Ichinen Holdings Co. Ltd.	8,100	111,653
#	Ichiyoshi Securities Co. Ltd.	7,100	59,957
#	Icom, Inc.	3,300	63,815
	ID Holdings Corp.	11,100	71,353
	Idec Corp.	5,600	119,564
	Idemitsu Kosan Co. Ltd.	144,645	1,237,631
	IDOM, Inc.	26,700	225,189
	IHI Corp.	33,600	613,723
	Iida Group Holdings Co. Ltd.	31,200	441,304
	Iino Kaiun Kaisha Ltd.	36,600	384,114
#	IKK Holdings, Inc.	2,300	11,988
	I'll, Inc.	2,800	42,910
	i-mobile Co. Ltd.	7,200	24,090
	Imuraya Group Co. Ltd.	2,700	40,516
	Inaba Denki Sangyo Co. Ltd.	20,000	337,397
#	Inaba Seisakusho Co. Ltd.	4,800	50,978
	Inabata & Co. Ltd.	19,800	488,099
	Ines Corp.	5,600	73,922
#	Infomart Corp.	43,000	119,404
		Shares	Value»
JAPAN — (Continued)
	INFRONEER Holdings, Inc.	73,120	$995,434
	Innotech Corp.	6,300	116,723
	Inpex Corp.	289,300	7,542,103
	Insource Co. Ltd.	9,300	40,749
#	Intage Holdings, Inc.	4,000	42,206
#	Intelligent Wave, Inc.	4,800	29,874
	Internet Initiative Japan, Inc.	37,700	663,374
#	Inui Global Logistics Co. Ltd.	3,300	31,955
#	IPS, Inc.	3,900	80,628
	Iriso Electronics Co. Ltd.	3,600	77,537
	ISB Corp.	2,500	34,218
#	Ise Chemicals Corp.	6,000	201,178
#	Iseki & Co. Ltd.	3,700	40,116
	Isetan Mitsukoshi Holdings Ltd.	61,500	1,168,689
	Ishihara Chemical Co. Ltd.	4,000	68,581
	Ishihara Sangyo Kaisha Ltd.	13,300	256,174
	Ishizuka Glass Co. Ltd.	1,300	24,067
#	Istyle, Inc.	22,100	65,778
	Isuzu Motors Ltd.	156,600	2,157,715
	Itfor, Inc.	5,500	60,636
#	ITmedia, Inc.	2,600	26,333
#	Ito En Ltd.	20,500	377,019
	ITOCHU Corp.	180,000	2,230,758
	Itochu Enex Co. Ltd.	23,400	284,737
#	Itoham Yonekyu Holdings, Inc.	9,980	332,510
	Itoki Corp.	20,600	418,508
	IwaiCosmo Holdings, Inc.	7,900	187,870
	Iwaki Co. Ltd.	2,800	48,738
	Iwatani Corp.	74,000	909,724
	Iwatsuka Confectionery Co. Ltd.	3,200	65,021
	Iyogin Holdings, Inc.	65,700	1,266,130
	Izumi Co. Ltd.	21,400	129,576
	J Front Retailing Co. Ltd.	81,000	1,178,802
	J Trust Co. Ltd.	17,800	76,076
#	JAC Recruitment Co. Ltd.	26,100	144,078
	Jaccs Co. Ltd.	9,900	257,136
#	Jade Group, Inc.	3,300	42,899
	JAFCO Group Co. Ltd.	24,300	334,100
#	JANOME Corp.	7,000	49,925

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Airlines Co. Ltd.	34,700	$545,688
	Japan Airport Terminal Co. Ltd.	18,500	594,520
	Japan Aviation Electronics Industry Ltd.	14,800	226,276
	Japan Business Systems, Inc.	5,200	47,432
#	Japan Cash Machine Co. Ltd.	4,700	29,262
#*	Japan Communications, Inc.	42,200	33,711
	Japan Electronic Materials Corp.	3,700	170,477
	Japan Elevator Service Holdings Co. Ltd.	52,400	530,134
	Japan Exchange Group, Inc.	132,200	1,574,730
	Japan Eyewear Holdings Co. Ltd.	1,800	25,724
	Japan Foundation Engineering Co. Ltd.	5,100	23,932
#	Japan Investment Adviser Co. Ltd.	10,400	145,790
	Japan Lifeline Co. Ltd.	20,200	183,020
	Japan Material Co. Ltd.	17,500	201,486
	Japan Petroleum Exploration Co. Ltd.	40,000	572,239
	Japan Post Bank Co. Ltd.	83,900	1,439,747
	Japan Post Holdings Co. Ltd.	81,100	940,521
	Japan Post Insurance Co. Ltd.	72,300	704,969
	Japan Property Management Center Co. Ltd.	1,900	15,739
	Japan Pulp & Paper Co. Ltd.	44,000	311,038
	Japan Securities Finance Co. Ltd.	29,000	399,247
	Japan Steel Works Ltd.	11,574	707,295
#	Japan System Techniques Co. Ltd.	5,200	63,434
		Shares	Value»
JAPAN — (Continued)
	Japan Tobacco, Inc.	20,400	$759,996
#	Japan Transcity Corp.	14,800	109,811
	Japan Wool Textile Co. Ltd.	18,700	213,628
	JBCC Holdings, Inc.	16,000	123,046
	JCU Corp.	9,700	412,565
	JDC Corp.	16,200	60,400
	Jeol Ltd.	13,200	530,992
	JFE Holdings, Inc.	60,800	667,726
	JFE Systems, Inc.	1,800	21,906
	JGC Holdings Corp.	56,800	863,042
#*	JIG-SAW, Inc.	1,500	22,895
#	JINS Holdings, Inc.	2,200	93,758
	JINUSHI Co. Ltd.	4,500	97,098
	JK Holdings Co. Ltd.	6,500	56,103
	J-Lease Co. Ltd.	4,000	34,142
	JM Holdings Co. Ltd.	10,800	93,644
	J-Oil Mills, Inc.	4,900	61,564
	Joshin Corp.	5,000	92,885
	Joyful Honda Co. Ltd.	15,200	199,670
	JP-Holdings, Inc.	21,100	88,691
	JSB Co. Ltd.	2,600	85,051
	JSP Corp.	3,600	53,040
	JTEKT Corp.	53,200	649,751
	Juki Corp.	8,500	41,750
	Juroku Financial Group, Inc.	51,000	670,065
	Justsystems Corp.	8,500	202,106
	JVCKenwood Corp.	80,300	605,251
	K&O Energy Group, Inc.	5,900	179,732
	Kadoya Sesame Mills, Inc.	3,000	30,684
	Kaga Electronics Co. Ltd.	16,600	444,538
#	Kagome Co. Ltd.	22,400	384,880
	Kajima Corp.	48,300	1,887,760
	Kakaku.com, Inc.	36,300	606,541
	Kaken Pharmaceutical Co. Ltd.	8,500	221,254
#	Kamakura Shinsho Ltd.	9,100	27,389
	Kameda Seika Co. Ltd.	7,500	68,348
	Kamei Corp.	8,600	176,037
	Kamigumi Co. Ltd.	23,700	783,294
#	Kanaden Corp.	6,900	103,235
	Kanadevia Corp.	74,700	575,738
#	Kanagawa Chuo Kotsu Co. Ltd.	2,100	43,213
	Kanamic Network Co. Ltd.	5,700	19,939
	Kanamoto Co. Ltd.	10,300	303,620
	Kandenko Co. Ltd.	25,600	1,116,711
	Kaneka Corp.	13,400	419,110

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kaneko Seeds Co. Ltd.	1,500	$13,486
	Kanematsu Corp.	69,000	949,102
	Kanemi Co. Ltd.	600	14,361
#	Kanro, Inc.	7,500	53,029
	Kansai Electric Power Co., Inc.	67,300	1,078,157
	Kansai Paint Co. Ltd.	45,000	675,337
	Kanto Denka Kogyo Co. Ltd.	16,448	175,999
	Kao Corp.	37,320	1,390,687
#	Kappa Create Co. Ltd.	6,900	66,925
#	Kasumigaseki Capital Co. Ltd.	2,500	103,911
	Katakura Industries Co. Ltd.	8,000	130,989
	Katitas Co. Ltd.	14,300	285,465
	Kato Sangyo Co. Ltd.	5,700	222,844
	Kato Works Co. Ltd.	3,800	34,480
	Kawada Technologies, Inc.	17,100	163,676
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	45,490
	Kawasaki Heavy Industries Ltd.	66,500	1,367,134
#	Kawasaki Kisen Kaisha Ltd.	41,466	676,037
	KDDI Corp.	298,000	4,876,629
#	KeePer Technical Laboratory Co. Ltd.	4,700	89,039
	Keihan Holdings Co. Ltd.	21,800	451,900
	Keihanshin Building Co. Ltd.	7,700	92,519
	Keikyu Corp.	31,500	308,840
	Keio Corp.	99,400	468,613
	Keisei Electric Railway Co. Ltd.	41,557	296,800
	KEIWA, Inc.	2,400	18,408
	Keiyo Bank Ltd.	31,000	429,702
	Kenko Mayonnaise Co. Ltd.	3,000	40,661
	Kewpie Corp.	27,400	727,028
#	Key Coffee, Inc.	3,500	44,058
	Keyence Corp.	3,800	1,742,931
	KH Neochem Co. Ltd.	6,258	110,519
	Kibun Foods, Inc.	4,200	27,664
	Kikkoman Corp.	31,600	287,096
#	Kimura Chemical Plants Co. Ltd.	5,900	49,053
	Kimura Unity Co. Ltd.	2,800	16,101
		Shares	Value»
JAPAN — (Continued)
	Kinden Corp.	12,900	$691,195
#	King Jim Co. Ltd.	4,200	21,142
#	Kintetsu Department Store Co. Ltd.	4,800	50,848
	Kintetsu Group Holdings Co. Ltd.	16,000	341,645
	Kirin Holdings Co. Ltd.	70,200	1,106,988
	Kissei Pharmaceutical Co. Ltd.	11,300	315,267
	Ki-Star Real Estate Co. Ltd.	8,600	174,350
	Kita-Nippon Bank Ltd.	3,100	93,129
	Kitano Construction Corp.	6,400	47,181
	Kitoku Shinryo Co. Ltd.	1,100	12,883
	Kitz Corp.	25,100	337,918
	Kiyo Bank Ltd.	29,500	781,231
#*	KNT-CT Holdings Co. Ltd.	3,800	47,589
	Koa Corp.	12,400	149,409
	Koa Shoji Holdings Co. Ltd.	2,400	13,182
	Koatsu Gas Kogyo Co. Ltd.	9,600	67,436
	Kobe Bussan Co. Ltd.	17,000	297,608
#	Kobe Electric Railway Co. Ltd.	1,600	24,446
	Kobe Steel Ltd.	154,000	1,897,900
	Kohnan Shoji Co. Ltd.	10,700	276,830
#	Kohoku Kogyo Co. Ltd.	2,400	84,293
#	Kohsoku Corp.	3,200	59,834
#	Koike-ya, Inc.	1,200	35,607
	Koito Manufacturing Co. Ltd.	38,000	616,527
	Kojima Co. Ltd.	11,600	89,272
	Kokusai Electric Corp.	30,100	1,266,768
	Kokuyo Co. Ltd.	91,600	456,259
	Komatsu Ltd.	125,000	5,352,250
#	Komatsu Matere Co. Ltd.	10,900	51,192
#	Komatsu Wall Industry Co. Ltd.	5,100	84,809
	KOMEDA Holdings Co. Ltd.	14,900	290,023
	Komehyo Holdings Co. Ltd.	3,700	125,219
	Komeri Co. Ltd.	9,700	206,942
	Komori Corp.	14,000	134,266
	Konami Group Corp.	9,900	1,188,724
	Kondotec, Inc.	7,700	71,234

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konica Minolta, Inc.	131,600	$418,484
	Konishi Co. Ltd.	20,200	182,924
	Konoike Transport Co. Ltd.	10,300	185,837
#	Konoshima Chemical Co. Ltd.	3,900	45,428
#	Kosaido Holdings Co. Ltd.	30,900	119,174
	Kose Holdings Corp.	8,700	310,347
#	Koshidaka Holdings Co. Ltd.	17,900	114,628
#	Kotobuki Spirits Co. Ltd.	35,600	455,623
	Kourakuen Corp.	3,700	25,666
	Kozo Keikaku Engineering Holdings, Inc.	1,000	18,406
	KPP Group Holdings Co. Ltd.	16,100	99,765
	Kraftia Corp.	11,200	690,781
#	KRS Corp.	5,400	106,044
	K's Holdings Corp.	57,600	665,789
	KU Holdings Co. Ltd.	4,300	31,280
	Kubota Corp. (6326 JP)	124,300	2,029,128
	Kumagai Gumi Co. Ltd.	49,200	471,700
#	Kumiai Chemical Industry Co. Ltd.	16,463	79,862
#	Kura Sushi, Inc.	8,600	94,553
	Kurabo Industries Ltd.	5,100	308,322
	Kuraray Co. Ltd.	61,600	646,958
	Kureha Corp.	13,700	343,827
#	Kurimoto Ltd.	17,000	164,795
	Kurita Water Industries Ltd.	25,700	1,389,014
	Kuriyama Holdings Corp.	5,600	65,514
#	Kusuri No. Aoki Holdings Co. Ltd.	17,400	414,954
	KYB Corp.	14,200	409,243
	Kyocera Corp.	152,004	2,641,218
	Kyodo Printing Co. Ltd.	10,800	106,611
	Kyoei Steel Ltd.	6,800	82,583
	Kyokuto Boeki Kaisha Ltd.	6,000	71,714
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	227,882
#	Kyokuto Securities Co. Ltd.	7,300	72,509
	Kyokuyo Co. Ltd.	3,700	106,531
	Kyorin Pharmaceutical Co. Ltd.	9,500	93,998
		Shares	Value»
JAPAN — (Continued)
#	Kyoritsu Maintenance Co. Ltd.	27,700	$421,440
	Kyosan Electric Manufacturing Co. Ltd.	12,500	55,943
	Kyoto Financial Group, Inc.	53,500	1,478,801
	Kyowa Kirin Co. Ltd.	23,100	348,022
	Kyushu Electric Power Co., Inc.	58,200	629,254
	Kyushu Financial Group, Inc.	109,299	892,595
	Kyushu Railway Co.	17,800	408,581
#	LA Holdings Co. Ltd.	2,100	121,775
#	Lacto Japan Co. Ltd.	3,400	72,140
	Lasertec Corp.	8,500	2,349,216
	LEC, Inc.	7,000	46,016
	Leopalace21 Corp.	70,800	295,011
	Life Corp.	12,400	203,775
	Lifedrink Co., Inc.	13,200	116,438
#	LIFULL Co. Ltd.	17,200	20,917
#	LIKE, Inc.	3,000	30,218
#	Link & Motivation, Inc.	12,800	45,392
	Lintec Corp.	15,338	496,350
	Lion Corp.	87,900	859,862
#	LITALICO, Inc.	6,100	46,987
	Lixil Corp.	62,300	643,309
	Loadstar Capital KK	3,000	58,262
#	Look Holdings, Inc.	2,300	38,037
	LY Corp.	204,700	538,407
	M&A Capital Partners Co. Ltd.	3,800	78,434
*	M3, Inc.	66,100	636,705
	Mabuchi Motor Co. Ltd.	36,500	343,519
#	Macbee Planet, Inc.	2,700	22,173
	Macnica Holdings, Inc.	35,997	608,063
	Maeda Kosen Co. Ltd.	18,000	210,076
#	Maezawa Industries, Inc.	2,800	32,397
#	Maezawa Kasei Industries Co. Ltd.	5,600	70,160
	Maezawa Kyuso Industries Co. Ltd.	6,800	64,938
*	Makino Milling Machine Co. Ltd.	9,300	706,325
	Makita Corp. (6586 JP)	19,900	738,946
	Mamiya-Op Co. Ltd.	1,800	14,320
#	Management Solutions Co. Ltd.	3,500	29,638

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mandom Corp.	13,300	$261,068
	Mani, Inc.	12,300	134,287
	MarkLines Co. Ltd.	3,600	34,005
#	Mars Group Holdings Corp.	3,500	62,406
	Marubeni Corp.	64,700	2,518,193
	Marubun Corp.	6,700	49,997
#	Maruchiyo Yamaokaya Corp.	2,600	51,131
	Marudai Food Co. Ltd.	6,000	86,801
	Marui Group Co. Ltd.	46,500	890,157
	Maruichi Steel Tube Ltd.	57,000	529,333
#	Marusan Securities Co. Ltd.	17,700	118,274
	Maruwa Co. Ltd.	1,900	897,573
	Maruzen Showa Unyu Co. Ltd.	4,800	237,667
#	Marvelous, Inc.	7,200	20,832
#	Matching Service Japan Co. Ltd.	2,600	15,693
	Matsuda Sangyo Co. Ltd.	6,500	277,042
#	Matsui Construction Co. Ltd.	6,600	64,107
	Matsui Securities Co. Ltd.	34,200	201,169
	MatsukiyoCocokara & Co.	91,140	1,327,888
#	Matsuyafoods Holdings Co. Ltd.	2,700	90,783
	Max Co. Ltd.	24,000	256,972
	Maxell Ltd.	15,600	199,330
	Maxvalu Tokai Co. Ltd.	2,400	52,817
	Mazda Motor Corp.	82,100	528,471
	McDonald's Holdings Co. Japan Ltd.	18,000	933,988
	Mebuki Financial Group, Inc.	234,190	1,944,325
	MEC Co. Ltd.	5,100	306,736
#	Media Do Co. Ltd.	2,600	20,727
	Medical System Network Co. Ltd.	3,200	10,696
	Medikit Co. Ltd.	600	11,389
	Medipal Holdings Corp.	40,200	718,266
#	Medius Holdings Co. Ltd.	3,700	19,256
#*	Medley, Inc.	2,400	34,489
	Megachips Corp.	1,200	74,804
	Megmilk Snow Brand Co. Ltd.	10,900	219,024
		Shares	Value»
JAPAN — (Continued)
	Meidensha Corp.	15,600	$852,318
	Meiho Facility Works Ltd.	3,300	20,609
#	Meiji Electric Industries Co. Ltd.	2,500	32,782
	MEIJI Holdings Co. Ltd.	46,600	1,106,045
#*	Meiji Shipping Group Co. Ltd.	6,900	56,505
	Meiko Electronics Co. Ltd.	8,000	1,615,256
	Meisei Industrial Co. Ltd.	17,000	200,531
	MEITEC Group Holdings, Inc.	26,000	520,722
#	Meito Co. Ltd.	3,300	67,853
	Meiwa Corp.	11,400	60,480
	Meiwa Estate Co. Ltd.	3,900	22,638
#	Menicon Co. Ltd.	18,800	194,200
*	Mercari, Inc.	18,273	444,586
	Mercuria Holdings Co. Ltd.	4,100	19,801
	METAWATER Co. Ltd.	3,400	73,544
	Micronics Japan Co. Ltd.	9,600	807,125
#	Midac Holdings Co. Ltd.	2,700	36,500
#	Mie Kotsu Group Holdings, Inc.	10,900	36,702
	Migalo Holdings, Inc.	9,400	19,175
	Milbon Co. Ltd.	2,000	32,629
#	MIMAKI ENGINEERING Co. Ltd.	7,300	69,952
	Minebea Mitsumi, Inc.	72,961	1,458,714
#	Mirai Industry Co. Ltd.	2,400	45,748
	Miraini Holdings Co. Ltd.	10,271	123,799
	Mirait One Corp.	35,000	901,901
	Mirarth Holdings, Inc.	41,254	104,613
	Miroku Jyoho Service Co. Ltd.	5,900	64,394
	MISUMI Group, Inc.	26,200	603,085
	Mitani Corp.	10,400	171,780
#	Mitani Sangyo Co. Ltd.	9,700	43,360
	Mitani Sekisan Co. Ltd.	10,500	114,985
#	Mito Securities Co. Ltd.	24,400	102,932
	Mitsuba Corp.	7,700	56,128

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Chemical Group Corp.	299,000	$1,752,870
	Mitsubishi Corp.	151,690	4,858,118
	Mitsubishi Electric Corp.	72,000	2,889,430
	Mitsubishi Estate Co. Ltd.	53,800	1,533,204
	Mitsubishi Gas Chemical Co., Inc.	37,900	1,067,064
	Mitsubishi HC Capital, Inc.	299,200	2,717,665
	Mitsubishi Heavy Industries Ltd.	77,600	2,316,040
	Mitsubishi Kakoki Kaisha Ltd.	9,600	196,878
	Mitsubishi Logistics Corp.	68,000	609,076
	Mitsubishi Materials Corp.	39,000	1,285,156
#	Mitsubishi Motors Corp.	130,300	254,482
	Mitsubishi Paper Mills Ltd.	8,900	53,136
#	Mitsubishi Pencil Co. Ltd.	11,200	167,505
	Mitsubishi Research Institute, Inc.	3,000	86,121
	Mitsubishi Steel Manufacturing Co. Ltd.	3,400	38,983
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	557,200	10,008,892
	Mitsuboshi Belting Ltd.	6,300	158,726
	Mitsui & Co. Ltd. (8031 JP)	120,200	4,513,018
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	170	128,253
	Mitsui Chemicals, Inc.	74,220	905,416
	Mitsui DM Sugar Co. Ltd.	6,200	131,247
	Mitsui E&S Co. Ltd.	26,400	952,096
	Mitsui Fudosan Co. Ltd.	124,800	1,366,813
	Mitsui High-Tec, Inc.	33,700	140,422
	Mitsui Kinzoku Co. Ltd.	17,600	4,835,749
#	Mitsui Matsushima Holdings Co. Ltd.	21,000	181,717
#	Mitsui OSK Lines Ltd.	47,300	1,786,716
		Shares	Value»
JAPAN — (Continued)
	Mitsui-Soko Holdings Co. Ltd.	22,500	$567,288
	Mitsuuroko Group Holdings Co. Ltd.	14,700	186,561
	Miura Co. Ltd.	12,100	250,592
	MIXI, Inc.	11,000	181,710
#	Miyaji Engineering Group, Inc.	8,400	88,322
	Miyazaki Bank Ltd.	24,500	310,211
	Miyoshi Oil & Fat Co. Ltd.	3,800	51,967
	Mizuho Financial Group, Inc. (8411 JP)	139,800	6,011,775
	Mizuho Leasing Co. Ltd.	75,200	683,746
	Mizuho Medy Co. Ltd.	3,600	40,782
	Mizuno Corp.	21,300	452,201
	Mochida Pharmaceutical Co. Ltd.	6,400	137,679
	Modec, Inc.	2,900	239,774
	Monogatari Corp.	8,800	236,720
	MonotaRO Co. Ltd.	40,800	485,140
	Morinaga & Co. Ltd.	19,500	332,749
	Morinaga Milk Industry Co. Ltd.	33,400	1,007,894
	Moriroku Co. Ltd.	1,800	27,929
	Morita Holdings Corp.	9,700	155,858
	Morito Co. Ltd.	6,400	78,586
	Morozoff Ltd.	700	6,601
	Mory Industries, Inc.	8,000	47,759
	MOS Food Services, Inc.	900	22,644
	MrMax Holdings Ltd.	10,500	47,144
	MS&AD Insurance Group Holdings, Inc.	125,700	3,232,258
#	MTG Co. Ltd.	700	26,300
	Mugen Estate Co. Ltd.	4,500	63,943
	Muninova Holdings, Inc.	112,400	330,989
	m-up Holdings, Inc.	23,400	108,393
	Murakami Corp.	2,200	96,107
	Murata Manufacturing Co. Ltd.	58,016	1,924,056
	Musashi Seimitsu Industry Co. Ltd.	16,200	443,339
	Musashino Bank Ltd.	25,200	382,800
	Muto Seiko Co.	2,000	24,769
	Nachi-Fujikoshi Corp.	2,738	88,968
#	Nafco Co. Ltd.	5,700	79,106
#	Nagaileben Co. Ltd.	4,900	53,151

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagano Keiki Co. Ltd.	5,600	$110,146
	Nagase & Co. Ltd.	163,200	1,227,506
#	Nagase Brothers, Inc.	4,000	59,251
	Nagoya Railroad Co. Ltd.	22,500	254,117
#	Nakabayashi Co. Ltd.	9,300	34,398
#	Nakamoto Packs Co. Ltd.	3,100	37,943
	Nakanishi, Inc.	13,500	238,504
	Nakayama Steel Works Ltd.	8,300	31,487
	Namura Shipbuilding Co. Ltd.	18,000	471,477
	NANKAI Co. Ltd.	15,300	290,074
	Nanto Bank Ltd.	44,000	417,604
	Nanyo Corp.	1,600	14,802
	Narasaki Sangyo Co. Ltd.	1,400	38,582
#	Natori Co. Ltd.	2,500	29,559
	NCD Co. Ltd./Shinagawa	1,700	26,710
	NCS&A Co. Ltd.	1,100	10,902
*	NE, Inc.	6,400	12,584
	NEC Capital Solutions Ltd.	5,300	137,752
	NEC Corp.	42,000	1,117,200
*	Net Protections Holdings, Inc.	21,400	58,084
	Neturen Co. Ltd.	11,900	98,511
	New Art Holdings Co. Ltd.	3,079	27,137
	Nexon Co. Ltd.	14,000	236,355
	Nextage Co. Ltd.	12,300	269,989
	NexTone, Inc.	1,100	10,384
	NGK Corp.	56,900	1,801,484
	NH Foods Ltd.	17,600	725,157
	NHK Spring Co. Ltd.	70,863	1,294,746
	Nicca Chemical Co. Ltd.	2,100	24,715
	Nice Corp.	2,400	29,674
	Nichias Corp.	71,400	1,416,660
	Nichiban Co. Ltd.	4,000	46,379
	Nichicon Corp.	21,000	321,211
	Nichiden Corp.	3,800	56,607
	Nichiha Corp.	7,800	154,594
	Nichirei Corp.	64,600	776,370
	Nichireki Group Co. Ltd.	10,800	139,837
	Nichirin Co. Ltd.	4,500	113,255
*	NIDEC Corp. (6594 JP)	7,200	110,907
	Nifco, Inc.	26,800	789,720
#	Nihon Dempa Kogyo Co. Ltd.	7,900	96,087
#	Nihon Dengi Co. Ltd.	11,200	172,361
		Shares	Value»
JAPAN — (Continued)
	Nihon Denkei Co. Ltd.	3,900	$60,012
#	Nihon Flush Co. Ltd.	7,095	35,932
#	Nihon House Holdings Co. Ltd.	12,300	23,689
	Nihon Kagaku Sangyo Co. Ltd.	5,600	83,977
	Nihon Kohden Corp.	3,700	34,463
	Nihon M&A Center Holdings, Inc.	81,500	341,340
	Nihon Nohyaku Co. Ltd.	12,200	77,277
	Nihon Parkerizing Co. Ltd.	27,200	250,137
	Nihon Tokushu Toryo Co. Ltd.	5,000	65,365
	Nikkiso Co. Ltd.	15,200	258,358
	Nikko Co. Ltd.	10,500	53,584
#	Nikkon Holdings Co. Ltd.	29,694	959,450
	Nikon Corp.	52,500	580,839
	Nintendo Co. Ltd.	13,500	660,405
	Nippi, Inc.	300	22,555
	Nippn Corp.	17,300	292,414
	Nippon Air Conditioning Services Co. Ltd.	6,100	60,353
	Nippon Aqua Co. Ltd.	5,000	22,010
	Nippon Avionics Co. Ltd.	2,000	84,112
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	123,398
	Nippon Carbide Industries Co., Inc.	3,800	65,269
#	Nippon Carbon Co. Ltd.	1,900	58,192
	Nippon Care Supply Co. Ltd.	800	11,460
#	Nippon Chemical Industrial Co. Ltd.	3,000	64,632
	Nippon Chemi-Con Corp.	5,600	95,084
#*	Nippon Coke & Engineering Co. Ltd.	33,000	21,829
#	Nippon Concrete Industries Co. Ltd.	16,800	33,216
	Nippon Denko Co. Ltd.	40,192	109,813
	Nippon Densetsu Kogyo Co. Ltd.	13,300	415,202

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nippon Dry-Chemical Co. Ltd.	8,400	$159,265
	Nippon Electric Glass Co. Ltd.	31,400	1,639,155
	Nippon Express Holdings, Inc.	73,200	1,922,542
	Nippon Fine Chemical Co. Ltd.	4,300	69,440
	Nippon Gas Co. Ltd.	38,600	662,631
#	Nippon Hume Corp.	14,400	106,363
	Nippon Kayaku Co. Ltd.	38,700	429,209
	Nippon Kodoshi Corp.	2,200	89,615
	Nippon Light Metal Holdings Co. Ltd.	17,940	328,563
	Nippon Paint Holdings Co. Ltd.	104,500	659,084
	Nippon Paper Industries Co. Ltd.	19,000	159,429
	Nippon Parking Development Co. Ltd.	76,500	121,087
	Nippon Rietec Co. Ltd.	2,400	41,392
	Nippon Sanso Holdings Corp.	29,200	1,029,459
	Nippon Seiki Co. Ltd.	8,300	135,787
#	Nippon Seisen Co. Ltd.	3,500	31,586
	Nippon Sharyo Ltd.	1,800	42,718
*	Nippon Sheet Glass Co. Ltd.	34,300	105,265
	Nippon Shinyaku Co. Ltd.	16,300	499,769
	Nippon Shokubai Co. Ltd.	32,000	440,543
	Nippon Signal Co. Ltd.	14,900	160,533
	Nippon Soda Co. Ltd.	18,000	417,158
#	Nippon Steel Corp.	455,495	1,676,904
	Nippon Television Holdings, Inc.	9,800	186,305
	Nippon Thompson Co. Ltd.	20,000	141,025
	Nippon Yakin Kogyo Co. Ltd.	3,890	113,059
	Nippon Yusen KK	63,300	2,274,919
	Nipro Corp.	57,197	555,245
	Nishikawa Rubber Co. Ltd.	7,600	155,376
	Nishimatsu Construction Co. Ltd.	11,800	433,994
		Shares	Value»
JAPAN — (Continued)
	Nishimatsuya Chain Co. Ltd.	5,200	$66,529
	Nishi-Nippon Financial Holdings, Inc.	47,600	1,195,194
	Nishi-Nippon Railroad Co. Ltd.	11,300	206,995
	Nishio Holdings Co. Ltd.	5,700	157,242
	Nissan Chemical Corp.	29,400	1,271,242
#*	Nissan Motor Co. Ltd.	144,400	330,390
#	Nissan Shatai Co. Ltd.	13,300	77,096
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	36,478
	Nissei ASB Machine Co. Ltd.	1,900	98,639
#	Nissha Co. Ltd.	7,200	57,904
#	Nisshin Group Holdings Co. Ltd.	14,000	62,049
	Nisshin Oillio Group Ltd.	34,500	396,829
	Nisshin Seifun Group, Inc.	53,700	685,921
	Nisshinbo Holdings, Inc.	47,748	629,841
#	Nissin Foods Holdings Co. Ltd.	39,100	700,013
#	Nisso Holdings Co. Ltd.	3,700	14,296
	Nissui Corp.	135,500	1,054,928
	Niterra Co. Ltd.	42,100	2,275,737
	Nitori Holdings Co. Ltd.	56,000	809,579
	Nitta Corp.	6,400	181,922
	Nitta Gelatin, Inc.	5,000	37,991
#	Nittetsu Mining Co. Ltd.	22,000	345,082
	Nitto Boseki Co. Ltd.	1,800	330,716
	Nitto Denko Corp.	118,500	2,253,901
	Nitto Fuji Flour Milling Co. Ltd.	4,000	44,972
	Nitto Kogyo Corp.	8,000	231,408
	Nitto Kohki Co. Ltd.	2,000	20,438
	Nitto Seiko Co. Ltd.	9,400	45,789
	Nittoc Construction Co. Ltd.	10,600	79,881
	Nittoku Co. Ltd.	5,500	85,901
	Noevir Holdings Co. Ltd.	2,600	72,613
	NOF Corp.	44,000	898,611
	Nojima Corp.	73,716	574,605
	NOK Corp.	21,500	382,344

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc. (8604 JP)	247,000	$1,978,427
#	Nomura Holdings, Inc. (NMR US), Sponsored ADR	9,532	76,828
	Nomura Micro Science Co. Ltd.	1,300	30,651
	Nomura Real Estate Holdings, Inc.	132,700	865,768
	Nomura Research Institute Ltd.	22,409	604,813
	Noritake Co. Ltd.	16,800	369,809
	Noritsu Koki Co. Ltd.	27,300	363,416
	Noritz Corp.	9,600	144,220
	North Pacific Bank Ltd.	95,800	609,129
	NPC, Inc.	5,000	24,128
	NPR-RIKEN Corp.	6,748	167,500
#	NS Solutions Corp.	12,700	294,232
#	NS Tool Co. Ltd.	5,600	31,087
	NS United Kaiun Kaisha Ltd.	5,100	248,301
	NSD Co. Ltd.	21,040	361,182
	NSK Ltd.	82,400	669,282
	NSW, Inc.	3,100	48,512
	NTN Corp.	89,900	219,468
	NTT, Inc.	1,415,000	1,378,296
#*	Nxera Pharma Co. Ltd.	22,800	141,995
	Oat Agrio Co. Ltd.	4,000	68,883
#	Obara Group, Inc.	2,500	88,375
	Obayashi Corp.	80,800	1,899,662
	Obic Co. Ltd.	14,900	395,940
	Odakyu Electric Railway Co. Ltd.	27,699	277,295
#	Oenon Holdings, Inc.	16,000	42,456
	Ogaki Kyoritsu Bank Ltd.	14,300	640,215
#	Ohara, Inc.	2,000	15,671
	Ohashi Technica, Inc.	8,000	56,336
#	Ohba Co. Ltd.	4,600	36,352
	Ohsho Food Service Corp.	10,500	196,219
	OIE Sangyo Co. Ltd.	1,100	16,058
	Oiles Corp.	7,700	127,756
	Oita Bank Ltd.	23,500	320,313
	Oji Holdings Corp.	248,300	1,305,410
	Okabe Co. Ltd.	8,300	50,308
#	Okada Aiyon Corp.	800	11,234
	Okamoto Industries, Inc.	3,200	114,902
	Okamoto Machine Tool Works Ltd.	1,900	51,159
	Okamura Corp.	24,200	388,318
		Shares	Value»
JAPAN — (Continued)
	Okasan Securities Group, Inc.	35,200	$203,244
	Oki Electric Industry Co. Ltd.	26,174	566,237
	Okinawa Cellular Telephone Co.	17,000	363,800
#	Okinawa Electric Power Co., Inc.	7,207	43,033
	Okinawa Financial Group, Inc.	5,600	200,420
	OKUMA Corp.	13,798	395,956
	Okumura Corp.	10,100	397,001
#	Okura Industrial Co. Ltd.	3,400	108,021
#	Okuwa Co. Ltd.	4,600	22,916
	Olympus Corp.	114,400	1,125,183
	Omron Corp.	25,700	923,140
	Ono Pharmaceutical Co. Ltd.	63,446	938,376
	Onoken Co. Ltd.	4,700	41,895
	Onward Holdings Co. Ltd.	19,800	93,644
#	Ootoya Holdings Co. Ltd.	1,300	56,420
	Open House Group Co. Ltd.	23,800	1,400,716
	Open Up Group, Inc.	10,800	120,693
	Optex Group Co. Ltd.	8,620	160,347
	Oracle Corp. Japan	3,000	166,935
	Organo Corp.	9,400	949,898
	Orient Corp.	18,140	117,775
	Oriental Land Co. Ltd.	22,200	308,868
#	Oriental Shiraishi Corp.	55,500	131,814
	ORIX Corp. (8591 JP)	87,900	2,958,406
#	Oro Co. Ltd.	2,100	26,903
	Osaka Gas Co. Ltd.	31,300	1,124,716
	Osaka Organic Chemical Industry Ltd.	5,000	149,870
#*	Osaka Steel Co. Ltd.	4,700	73,860
#	OSAKA Titanium Technologies Co. Ltd.	6,900	112,462
	Osaki Electric Co. Ltd.	13,700	178,951
#	OSG Corp.	16,706	349,384
	Otsuka Corp.	26,400	489,720
	Otsuka Holdings Co. Ltd.	29,800	2,171,888
	OUG Holdings, Inc.	1,200	30,341
	Oyo Corp.	7,500	131,138

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ozu Corp.	2,400	$28,973
#	Pacific Metals Co. Ltd.	3,200	51,746
	Pack Corp.	9,600	79,913
	PAL GROUP Holdings Co. Ltd.	29,200	280,664
	PALTAC Corp.	8,400	248,117
	Pan Pacific International Holdings Corp.	168,500	953,045
	Panasonic Holdings Corp.	221,200	4,524,824
	Paraca, Inc.	2,700	34,834
	Park24 Co. Ltd.	30,400	357,488
#	Pasona Group, Inc.	9,600	100,039
#	Pegasus Co. Ltd.	6,000	33,704
	Penta-Ocean Construction Co. Ltd.	101,300	1,134,990
#	People Dreams & Technologies Group Co. Ltd.	3,400	33,343
	Persol Holdings Co. Ltd.	619,400	921,927
	PHC Holdings Corp.	7,800	49,733
#	PIA Corp.	2,300	51,349
#	Pickles Holdings Co. Ltd.	4,300	30,494
	Pigeon Corp.	18,900	204,052
	PILLAR Corp.	7,600	446,848
	Pilot Corp.	5,900	179,968
	Piolax, Inc.	3,600	35,676
#*	PKSHA Technology, Inc.	2,300	48,552
	Plus Alpha Consulting Co. Ltd.	6,700	93,758
	Pole To Win Holdings, Inc.	10,000	19,246
#	Port, Inc.	3,300	50,888
	PR Times Corp.	2,500	33,520
	Premium Group Co. Ltd.	13,600	160,274
	Premium Water Holdings, Inc.	1,800	39,237
	Press Kogyo Co. Ltd.	25,900	130,643
	Prestige International, Inc.	29,600	125,711
	Prima Meat Packers Ltd.	9,000	143,610
	Procrea Holdings, Inc.	5,201	119,468
#	Pronexus, Inc.	4,200	28,774
#	Pro-Ship, Inc.	5,400	52,593
		Shares	Value»
JAPAN — (Continued)
	PS Construction Co. Ltd.	5,040	$86,309
	QB Net Holdings Co. Ltd.	3,700	32,082
#	Qol Holdings Co. Ltd.	5,900	66,167
	Quick Co. Ltd.	12,000	64,501
#	Raccoon Holdings, Inc.	6,000	24,553
	Raito Kogyo Co. Ltd.	16,600	404,519
	Raiznext Corp.	13,300	191,872
	Rakus Co. Ltd.	47,500	262,480
*	Rakuten Bank Ltd.	14,800	597,992
*	Rakuten Group, Inc.	37,800	184,041
#	Rasa Corp.	4,400	50,826
#	Rasa Industries Ltd.	14,500	198,133
	Recruit Holdings Co. Ltd.	88,300	4,090,494
	Relo Group, Inc.	26,100	326,730
#	Remixpoint, Inc.	29,200	40,434
#	Renaissance, Inc.	3,700	23,900
	Renesas Electronics Corp.	113,100	2,287,181
	Rengo Co. Ltd.	71,900	566,510
*	RENOVA, Inc.	17,800	127,595
#	Resol Holdings Co. Ltd.	500	22,735
	Resona Holdings, Inc.	111,650	1,396,477
	Resonac Holdings Corp.	65,500	5,994,172
	Resorttrust, Inc.	67,000	746,246
	Restar Corp.	5,100	93,630
	Retail Partners Co. Ltd.	5,100	42,159
#	Rheon Automatic Machinery Co. Ltd.	6,000	58,395
#	Rhythm Co. Ltd.	2,400	52,198
	Ricoh Co. Ltd.	177,900	1,500,253
	Ricoh Leasing Co. Ltd.	6,700	260,253
	Riken Keiki Co. Ltd.	6,000	128,865
	Riken Technos Corp.	14,600	154,672
	Riken Vitamin Co. Ltd.	4,400	77,784
	Ringer Hut Co. Ltd.	4,300	60,955
	Rinnai Corp.	25,600	581,809
	Rion Co. Ltd.	2,700	58,488
#	Riso Kagaku Corp.	2,800	18,658
#	Riso Kyoiku Group Corp.	14,136	17,479
#	Rock Field Co. Ltd.	3,100	25,740
	Rohm Co. Ltd.	73,600	1,592,332
	Rohto Pharmaceutical Co. Ltd.	52,900	777,893
#	Rokko Butter Co. Ltd.	5,300	37,996
	Roland Corp.	2,900	75,629

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rorze Corp.	32,000	$767,084
	Round One Corp.	70,700	384,004
	Royal Holdings Co. Ltd.	23,400	205,130
	RS Technologies Co. Ltd.	2,100	81,288
	Ryobi Ltd.	7,500	122,224
	RYODEN Corp.	6,400	144,886
	Ryohin Keikaku Co. Ltd.	84,600	1,959,573
	Ryoyo Ryosan Holdings, Inc.	7,816	135,315
	S Foods, Inc.	5,600	101,480
	S&B Foods, Inc.	5,400	159,160
#	Sac's Bar Holdings, Inc.	5,800	27,298
	Saibu Gas Holdings Co. Ltd.	2,900	41,468
	Saizeriya Co. Ltd.	9,200	299,649
	Sakai Chemical Industry Co. Ltd.	5,400	128,387
	Sakai Heavy Industries Ltd.	2,800	36,400
	Sakai Moving Service Co. Ltd.	5,120	95,088
	Sakata INX Corp.	16,000	238,816
	Sakata Seed Corp.	8,900	233,324
	Sala Corp.	18,339	121,242
	San Holdings, Inc.	8,000	70,775
	San ju San Financial Group, Inc.	31,160	319,506
	San-A Co. Ltd.	10,500	220,482
	San-Ai Obbli Co. Ltd.	26,600	391,412
	Sangetsu Corp.	14,900	283,638
	San-In Godo Bank Ltd.	51,000	613,015
#*	Sanken Electric Co. Ltd.	7,800	470,055
#	Sanki Engineering Co. Ltd.	47,100	725,836
	Sanko Gosei Ltd.	6,000	33,206
	Sanko Metal Industrial Co. Ltd.	7,000	55,588
	Sankyo Co. Ltd.	53,500	632,907
	Sankyo Frontier Co. Ltd.	2,000	27,571
	Sankyo Seiko Co. Ltd.	9,600	53,498
	Sankyo Tateyama, Inc.	5,000	20,994
	Sankyu, Inc.	19,500	1,047,880
#	Sanoh Industrial Co. Ltd.	10,000	47,583
	Sanrio Co. Ltd.	119,500	696,399
		Shares	Value»
JAPAN — (Continued)
	Sansei Technologies, Inc.	3,100	$41,937
	Sanshin Electronics Co. Ltd.	2,900	49,988
#	Santec Holdings Corp.	1,600	287,006
	Santen Pharmaceutical Co. Ltd.	80,300	827,530
	Sanwa Holdings Corp.	44,500	1,017,832
	Sanyo Chemical Industries Ltd.	3,200	101,975
	Sanyo Denki Co. Ltd.	12,000	531,262
#	Sanyo Electric Railway Co. Ltd.	2,000	25,173
	Sanyo Shokai Ltd.	3,400	83,619
	Sanyo Trading Co. Ltd.	8,758	87,234
	Sapporo Holdings Ltd.	43,000	482,388
	Sata Construction Co. Ltd.	4,100	27,750
	Sato Corp.	7,335	97,522
#	Sato Shoji Corp.	5,200	91,180
	Sawai Group Holdings Co. Ltd.	25,500	343,397
	SAXA, Inc.	6,300	87,220
*	SBI ARUHI Corp.	4,400	24,272
	SBI Holdings, Inc.	68,400	1,380,176
#	SBS Holdings, Inc.	5,900	157,219
	SCREEN Holdings Co. Ltd.	27,200	1,803,388
	Scroll Corp.	13,800	117,361
	SEC Carbon Ltd.	3,600	57,539
	Secom Co. Ltd.	17,000	618,965
	Seed Co. Ltd.	3,100	10,576
	Sega Sammy Holdings, Inc.	44,100	639,346
	Segue Group Co. Ltd.	2,500	8,412
	Seibu Holdings, Inc.	27,000	635,377
#	Seika Corp.	11,100	212,068
	Seikagaku Corp.	11,200	50,244
	Seikitokyu Kogyo Co. Ltd.	7,000	64,930
	Seiko Epson Corp.	80,674	1,085,124
	Seiko Group Corp.	22,800	846,940
	Seino Holdings Co. Ltd.	34,400	527,268
	Seiren Co. Ltd.	12,700	257,780
	Sekisui Chemical Co. Ltd.	64,100	982,260
	Sekisui House Ltd.	58,300	1,269,422
	Sekisui Jushi Corp.	9,000	120,490

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sekisui Kasei Co. Ltd.	9,100	$26,386
	SEMITEC Corp.	2,300	35,368
	Senko Group Holdings Co. Ltd.	53,800	636,838
	Senshu Electric Co. Ltd.	3,200	124,744
	Senshu Ikeda Holdings, Inc.	83,500	491,289
	Septeni Holdings Co. Ltd.	23,000	61,839
	Seria Co. Ltd.	12,100	264,674
	Seven & i Holdings Co. Ltd.	355,800	4,244,316
	Seven Bank Ltd.	116,000	195,880
#	SFP Holdings Co. Ltd.	1,700	24,691
	SG Holdings Co. Ltd.	79,700	745,918
	Sharingtechnology, Inc.	8,000	59,808
#*	Sharp Corp.	80,954	290,069
	Shibaura Machine Co. Ltd.	8,700	233,506
	Shibaura Mechatronics Corp.	19,500	605,827
	Shibusawa Logistics Corp.	16,800	136,302
	Shibuya Corp.	6,000	130,427
#*	SHIFT, Inc.	34,700	146,731
	Shiga Bank Ltd.	72,500	893,836
#	Shikibo Ltd.	4,500	30,639
	Shikoku Bank Ltd.	12,700	207,563
	Shikoku Electric Power Co., Inc.	29,400	292,711
	Shikoku Kasei Holdings Corp.	11,500	367,989
#	Shima Seiki Manufacturing Ltd.	4,100	24,487
	Shimadaya Corp.	1,800	19,563
	Shimadzu Corp.	22,400	520,699
	Shimamura Co. Ltd.	33,600	703,631
	Shimano, Inc.	4,174	437,915
	Shimizu Bank Ltd.	1,800	28,862
	Shimizu Corp.	59,200	1,143,749
#	Shimojima Co. Ltd.	4,300	35,517
	Shin Nippon Air Technologies Co. Ltd.	5,800	132,742
	Shinagawa Refra Co. Ltd.	13,500	164,726
	Shindengen Electric Manufacturing Co. Ltd.	2,200	46,337
		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Chemical Co. Ltd.	93,800	$4,318,756
	Shin-Etsu Polymer Co. Ltd.	18,100	246,363
#	Shinki Bus Co. Ltd.	1,000	12,595
	Shinko Shoji Co. Ltd.	11,400	119,030
	Shinmaywa Industries Ltd.	20,300	331,851
	Shinnihon Corp.	13,500	166,281
#	Shinnihonseiyaku Co. Ltd.	4,300	54,651
	Shinsho Corp.	6,600	97,520
	Shinwa Co. Ltd. (3447 JP)	2,800	17,471
#	Shinwa Co. Ltd. (7607 JP)	2,500	48,351
	Shionogi & Co. Ltd.	85,100	1,719,270
	Ship Healthcare Holdings, Inc.	28,600	425,612
	Shirai Electronics Industrial Co. Ltd.	2,400	10,460
	Shiseido Co. Ltd.	36,400	743,466
	Shizuoka Financial Group, Inc.	75,000	1,316,671
#	Shizuoka Gas Co. Ltd.	14,000	125,902
#	SHO-BOND Holdings Co. Ltd.	39,600	334,965
	Shochiku Co. Ltd.	1,600	105,711
	Shoei Co. Ltd.	17,600	196,088
#	Shoei Foods Corp.	2,200	57,502
	Showa Sangyo Co. Ltd.	4,800	94,105
	SIGMAXYZ Holdings, Inc.	24,000	98,346
	Siix Corp.	6,800	55,732
*	Simplex Holdings, Inc.	40,000	224,377
#	Sinanen Holdings Co. Ltd.	1,600	70,877
	Sinfonia Technology Co. Ltd.	8,800	808,929
	Sinko Industries Ltd.	17,400	135,751
	Sintokogio Ltd.	7,900	49,758
	SK Kaken Co. Ltd.	2,000	133,968
#	SK-Electronics Co. Ltd.	2,900	62,383
	SKY Perfect JSAT Corp.	53,200	1,161,501
	Skylark Holdings Co. Ltd.	60,800	1,166,541
#	Smaregi, Inc.	2,900	44,548
	SMC Corp.	3,300	1,622,747
	SMK Corp.	1,799	38,520

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	SMS Co. Ltd.	10,700	$121,911
	Socionext, Inc.	45,400	552,484
#	Soda Nikka Co. Ltd.	8,400	54,236
	Sodick Co. Ltd.	14,100	139,384
	SoftBank Corp.	1,669,000	2,349,065
	SoftBank Group Corp.	508,176	17,358,685
	Softcreate Holdings Corp.	6,400	72,613
	Software Service, Inc.	900	64,890
	Sojitz Corp.	42,540	1,593,323
	Soken Chemical & Engineering Co. Ltd.	6,000	129,320
	Solasto Corp.	14,200	102,000
#	Soliton Systems KK	3,100	35,402
	Sompo Holdings, Inc.	96,500	3,591,286
	Sony Financial Group, Inc. 8729 JP	538,000	482,676
*	Sony Financial Group, Inc. SFGYY US, ADR	9,299	40,916
	Sony Group Corp. (6758 JP)	538,000	10,779,006
#	Sony Group Corp. (SONY US), Sponsored ADR	46,500	934,185
	Sotetsu Holdings, Inc.	10,600	178,632
	Space Co. Ltd.	5,050	47,696
	Sparx Group Co. Ltd.	7,580	93,838
	SPK Corp.	7,200	58,512
#	S-Pool, Inc.	12,800	19,406
	Square Enix Holdings Co. Ltd.	51,900	818,661
#	SRA Holdings	3,800	108,858
#	SRE Holdings Corp.	2,900	66,854
#	SRS Holdings Co. Ltd.	9,600	72,380
#	ST Corp.	3,000	28,038
	Stanley Electric Co. Ltd.	26,200	511,342
	Star Mica Holdings Co. Ltd.	10,200	106,875
	Startia Holdings, Inc.	2,700	48,374
	Starts Corp., Inc.	12,500	381,636
	Starzen Co. Ltd.	17,700	128,503
	Stella Chemifa Corp.	2,900	99,459
#	Step Co. Ltd.	2,900	42,389
	STI Foods Holdings, Inc.	3,300	23,687
#	Strike Group Co. Ltd.	9,600	81,944
	Subaru Corp.	126,216	1,880,013
#	Subaru Enterprise Co. Ltd.	3,000	65,266
		Shares	Value»
JAPAN — (Continued)
	Sugi Holdings Co. Ltd.	27,800	$556,418
	Sugimoto & Co. Ltd.	7,600	59,094
	SUMCO Corp.	82,300	1,313,067
#	Sumida Corp.	10,500	89,912
	Suminoe Co. Ltd.	2,400	19,529
	Sumitomo Bakelite Co. Ltd.	25,900	912,222
	Sumitomo Chemical Co. Ltd.	306,800	1,001,114
	Sumitomo Corp.	72,900	2,710,580
	Sumitomo Electric Industries Ltd.	111,700	7,353,682
#	Sumitomo Forestry Co. Ltd.	141,900	1,282,369
	Sumitomo Heavy Industries Ltd.	32,900	1,113,126
	Sumitomo Metal Mining Co. Ltd.	26,200	1,610,852
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	217,800	7,690,311
	Sumitomo Mitsui Trust Group, Inc.	45,200	1,511,187
	Sumitomo Osaka Cement Co. Ltd.	9,700	241,563
#*	Sumitomo Pharma Co. Ltd.	7,100	78,383
	Sumitomo Realty & Development Co. Ltd.	71,000	2,200,971
	Sumitomo Rubber Industries Ltd.	57,328	743,482
	Sumitomo Seika Chemicals Co. Ltd.	14,025	107,592
	Sumitomo Warehouse Co. Ltd.	24,700	595,240
	Sun Frontier Fudousan Co. Ltd.	2,200	37,760
	Sundrug Co. Ltd.	24,900	599,061
	Suntory Beverage & Food Ltd.	14,200	409,220
	Sun-Wa Technos Corp.	4,300	87,892
	Suruga Bank Ltd.	23,600	349,916
#	Suzuden Corp.	1,000	10,936
	Suzuken Co. Ltd.	18,070	639,609
#	Suzuki Co. Ltd.	6,500	131,028
	Suzuki Motor Corp.	184,000	2,057,751
#	Suzumo Machinery Co. Ltd.	1,300	8,907
	SWCC Corp.	14,200	1,453,465
	Sysmex Corp.	139,600	1,232,729

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	System Research Co. Ltd.	5,300	$56,155
#	System Support Holdings, Inc.	4,600	31,625
#	Systems Engineering Consultants Co. Ltd.	1,400	27,090
	Systena Corp.	103,500	283,131
	Syuppin Co. Ltd.	8,000	56,108
	T Hasegawa Co. Ltd.	9,500	175,214
	T RAD Co. Ltd.	2,200	156,343
	T&D Holdings, Inc.	61,900	1,499,714
#	Tachibana Eletech Co. Ltd.	6,280	114,866
#	Tachikawa Corp.	4,700	76,674
	Tachi-S Co. Ltd.	9,900	129,568
	Tadano Ltd.	19,100	167,444
	Taihei Dengyo Kaisha Ltd.	11,400	208,755
	Taiheiyo Cement Corp.	37,509	851,596
	Taiho Kogyo Co. Ltd.	4,900	37,282
	Taikisha Ltd.	11,200	248,772
	Taiko Bank Ltd.	2,100	33,606
	Taisei Corp.	6,800	737,397
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,300	19,385
	Taisei Oncho Co. Ltd.	1,100	36,600
#	Taiyo Holdings Co. Ltd.	26,800	825,620
	Taiyo Yuden Co. Ltd.	38,900	1,594,880
	Takamatsu Construction Group Co. Ltd.	5,500	117,789
	Takamiya Co. Ltd.	4,700	11,815
	Takaoka Toko Co. Ltd.	4,200	202,789
#	Takara & Co. Ltd.	2,400	51,841
	Takara Holdings, Inc.	44,800	505,042
	Takara Standard Co. Ltd.	14,900	281,767
	Takasago International Corp.	25,500	191,172
	Takasago Thermal Engineering Co. Ltd.	16,400	472,988
#	Takashima & Co. Ltd.	13,600	68,238
	Takashimaya Co. Ltd.	87,200	1,036,757
#	TAKEBISHI Corp.	3,200	45,441
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	134,453	4,495,138
		Shares	Value»
JAPAN — (Continued)
	Takeuchi Manufacturing Co. Ltd.	13,000	$586,025
#	Taki Chemical Co. Ltd.	1,600	46,663
#	Tama Home Co. Ltd.	4,400	99,652
	Tamron Co. Ltd.	44,000	304,447
	Tamura Corp.	28,300	151,374
	Tanabe Engineering Corp.	1,500	24,816
#	Tauns Laboratories, Inc.	7,600	23,709
	Tayca Corp.	6,000	72,622
	Tazmo Co. Ltd.	2,700	50,825
	TBS Holdings, Inc.	6,300	222,831
	TDC Soft, Inc.	10,300	62,281
	TDK Corp. (6762 JP)	216,999	3,967,696
	TechMatrix Corp.	14,000	162,541
	Techno Medica Co. Ltd.	2,700	37,942
	Techno Ryowa Ltd.	1,900	84,203
	Techno Smart Corp.	1,700	20,642
	Teijin Ltd.	37,463	377,284
#	Teikoku Corp.	4,300	75,678
	Teikoku Sen-I Co. Ltd.	4,500	78,666
#	Teikoku Tsushin Kogyo Co. Ltd.	3,200	54,435
	Tekken Corp.	3,800	118,084
	Temairazu, Inc.	200	3,136
#	Tenpos Holdings Co. Ltd.	500	11,857
	Tera Probe, Inc.	1,200	78,912
	Terasaki Electric Co. Ltd.	1,100	28,234
	Terumo Corp.	198,100	2,520,627
#	Tess Holdings Co. Ltd.	14,200	70,836
	THK Co. Ltd.	21,200	794,769
#	Tigers Polymer Corp.	3,500	22,121
	TIS, Inc.	49,500	1,078,854
	TKC Corp.	9,700	222,267
	Toa Corp. (1885 JP)	27,600	493,141
#	Toa Corp. (6809 JP)	8,800	97,566
	TOA ROAD Corp.	10,200	102,319
	Toagosei Co. Ltd.	44,700	485,426
	TOBISHIMA HOLDINGS, Inc.	6,890	88,455
	Tobu Railway Co. Ltd.	20,600	367,876
#	TOC Co. Ltd.	9,100	61,305
	Tocalo Co. Ltd.	26,300	524,710
	Tochigi Bank Ltd.	36,200	221,453
	Toda Corp.	76,500	694,520
	Toei Animation Co. Ltd.	16,100	266,373

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toei Co. Ltd.	8,800	$324,494
#	Toell Co. Ltd.	2,100	11,447
	Toenec Corp.	18,500	288,249
#	Togami Electric Manufacturing Co. Ltd.	700	28,371
	Toho Bank Ltd.	57,700	246,288
	Toho Co. Ltd. (8142 JP)	7,200	64,045
	Toho Co. Ltd. (9602 JP)	24,000	221,247
	Toho Gas Co. Ltd.	54,400	408,472
#	Toho Holdings Co. Ltd.	17,200	490,805
	Toho Titanium Co. Ltd.	11,900	256,177
#*	Toho Zinc Co. Ltd.	3,000	22,130
	Tohoku Bank Ltd.	1,900	17,486
	Tohoku Electric Power Co., Inc.	64,000	447,025
#	Tohokushinsha Film Corp.	14,100	54,361
	Tokai Carbon Co. Ltd.	39,800	283,066
	Tokai Corp.	6,700	112,468
	TOKAI Holdings Corp.	31,091	225,926
	Tokai Rika Co. Ltd.	15,618	288,099
	Tokai Tokyo Financial Holdings, Inc.	66,500	299,617
	Token Corp.	2,200	178,485
	Tokio Marine Holdings, Inc. (8766 JP)	147,300	6,745,864
	Tokushu Tokai Paper Co. Ltd.	9,000	91,193
	Tokuyama Corp.	24,877	639,060
	Tokyo Century Corp.	56,800	780,254
*	Tokyo Electric Power Co. Holdings, Inc.	202,400	770,566
#	Tokyo Electron Device Ltd.	9,000	199,987
	Tokyo Electron Ltd.	30,000	8,840,479
	Tokyo Energy & Systems, Inc.	8,800	106,073
	Tokyo Gas Co. Ltd.	30,800	1,308,072
	Tokyo Kiraboshi Financial Group, Inc.	10,800	803,742
	Tokyo Ohka Kogyo Co. Ltd.	20,100	1,181,675
#	Tokyo Rope Manufacturing Co. Ltd.	3,500	38,016
		Shares	Value»
JAPAN — (Continued)
	Tokyo Sangyo Co. Ltd.	7,700	$43,328
	Tokyo Seimitsu Co. Ltd.	13,300	1,469,592
	Tokyo Steel Manufacturing Co. Ltd.	16,900	183,709
	Tokyo Tatemono Co. Ltd.	63,500	1,461,184
#	Tokyo Tekko Co. Ltd.	12,000	138,091
	Tokyotokeiba Co. Ltd.	6,100	216,159
	Tokyu Construction Co. Ltd.	22,500	212,393
	Tokyu Corp.	32,700	347,748
	Tokyu Fudosan Holdings Corp.	181,600	1,546,166
	Toli Corp.	17,400	71,410
	Tomato Bank Ltd.	3,000	29,994
#	Tomen Devices Corp.	1,300	126,635
	Tomoe Corp.	9,200	118,712
#	Tomoe Engineering Co. Ltd.	7,800	88,023
	Tomoku Co. Ltd.	4,500	101,060
	TOMONY Holdings, Inc.	67,654	382,036
	Tomy Co. Ltd.	27,121	440,628
	TOPPAN Holdings, Inc.	24,220	719,905
	Topre Corp.	9,700	147,413
	Topy Industries Ltd.	3,800	71,531
	Toray Industries, Inc.	172,200	1,236,353
#	Torex Semiconductor Ltd.	3,700	47,038
#	Toridoll Holdings Corp.	14,600	377,305
#	Torigoe Co. Ltd.	6,600	45,294
	Torishima Pump Manufacturing Co. Ltd.	6,600	136,065
	Tosei Corp.	22,200	230,657
	Toshiba TEC Corp.	9,600	165,316
	Tosho Co. Ltd.	5,000	26,644
	Tosoh Corp.	84,300	1,299,041
	Totech Corp.	6,200	151,429
	Totetsu Kogyo Co. Ltd.	6,700	236,459
#	TOTO Ltd.	32,199	1,131,094
	Tottori Bank Ltd.	1,500	15,236
	Toumei Co. Ltd.	3,300	15,605
#	Tow Co. Ltd.	15,200	36,223
	Towa Bank Ltd.	8,900	59,408
	Towa Pharmaceutical Co. Ltd.	10,260	258,973
	Toyo Corp.	2,100	23,921

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Toyo Gosei Co. Ltd.	1,700	$165,883
	Toyo Kanetsu KK	6,800	118,172
	Toyo Seikan Group Holdings Ltd.	34,000	705,183
	Toyo Suisan Kaisha Ltd.	7,600	521,986
#	Toyo Tanso Co. Ltd.	4,900	190,906
#	Toyo Tire Corp.	43,100	1,056,730
	Toyobo Co. Ltd.	27,900	254,949
	Toyoda Gosei Co. Ltd.	27,200	802,589
	Toyota Boshoku Corp.	25,700	363,619
	Toyota Motor Corp. (7203 JP)	804,715	15,446,833
	Toyota Tsusho Corp.	104,100	4,086,527
	TPR Co. Ltd.	8,300	65,080
	Traders Holdings Co. Ltd.	4,960	33,127
	Transaction Co. Ltd.	9,800	70,593
	Transcosmos, Inc.	6,500	158,687
	TRE Holdings Corp.	17,352	177,655
#	Treasure Factory Co. Ltd.	5,100	55,672
	Trend Micro, Inc. (4704 JP)	14,900	518,639
#	Tri Chemical Laboratories, Inc.	6,600	137,299
	Trusco Nakayama Corp.	9,900	136,682
	TS Tech Co. Ltd.	26,114	286,019
	TSI Holdings Co. Ltd.	18,400	154,986
#*	Tsubaki Nakashima Co. Ltd.	16,100	33,592
	Tsubakimoto Chain Co.	31,500	472,203
#	Tsubakimoto Kogyo Co. Ltd.	5,100	90,241
#	Tsuburaya Fields Holdings, Inc.	8,200	75,363
	Tsugami Corp.	15,200	455,910
	Tsukada Global Holdings, Inc.	2,600	10,312
	Tsukishima Holdings Co. Ltd.	11,200	223,909
	Tsukuba Bank Ltd.	27,700	102,999
	Tsumura & Co.	19,000	443,154
	Tsuruha Holdings, Inc.	78,375	1,031,406
#	Tsurumi Manufacturing Co. Ltd.	8,800	122,591
	Tsutsumi Jewelry Co. Ltd.	2,700	49,401
		Shares	Value»
JAPAN — (Continued)
#	Tsuzuki Denki Co. Ltd.	1,500	$33,079
	TV Asahi Holdings Corp.	8,100	167,613
	Tv Tokyo Holdings Corp.	3,500	88,660
	TYK Corp.	5,300	20,393
	UACJ Corp.	54,932	969,216
	UBE Corp.	25,300	383,485
	Uchida Yoko Co. Ltd.	12,500	161,606
	Ukai Co. Ltd.	500	10,655
	ULS Group, Inc.	7,000	22,345
	Ulvac, Inc.	1,600	100,756
	Umios Corp.	60,699	513,227
#	U-Next Holdings Co. Ltd.	20,400	199,714
	Unicharm Corp.	58,000	338,824
	Unipres Corp.	7,223	60,436
	UNISOL Holdings Corp.	7,553	104,524
	United Arrows Ltd.	8,000	126,144
	United Super Markets Holdings, Inc.	10,673	55,815
#	UNITED, Inc.	3,200	10,370
	Univance Corp.	1,700	8,701
#*	Universal Entertainment Corp.	6,800	31,877
#	Urbanet Corp. Co. Ltd.	8,600	30,233
#	User Local, Inc.	2,500	24,663
	Ushio, Inc.	32,400	652,415
	USS Co. Ltd.	75,900	819,752
	UT Group Co. Ltd.	150,000	177,630
	V Technology Co. Ltd.	2,700	84,308
	Valor Holdings Co. Ltd.	14,201	334,616
	Valqua Ltd.	5,600	206,286
#	Value HR Co. Ltd.	6,600	59,053
#	ValueCommerce Co. Ltd.	5,600	16,629
	Vector, Inc.	6,200	49,409
	Vertex Corp.	23,640	296,508
	Vision, Inc.	8,100	56,827
*	Visional, Inc.	5,000	236,109
	Vital KSK Holdings, Inc.	10,978	97,779
	VT Holdings Co. Ltd.	20,200	62,035
	Wacoal Holdings Corp.	11,700	345,129
	Wacom Co. Ltd.	52,300	240,722

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wakachiku Construction Co. Ltd.	2,700	$62,335
	Wakita & Co. Ltd.	15,800	182,719
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	67,403
#	Waseda Academy Co. Ltd.	2,700	33,584
#	Watahan & Co. Ltd.	5,000	44,810
	WATAMI Co. Ltd.	8,300	51,255
#	WDB Holdings Co. Ltd.	2,700	25,733
	Weathernews, Inc.	6,000	77,680
	Wellneo Sugar Co. Ltd.	2,800	47,759
	Wellnet Corp.	7,500	31,217
#	West Holdings Corp.	9,350	172,954
	West Japan Railway Co.	25,400	459,780
#	Will Group, Inc.	4,100	29,593
*	WingArc1st, Inc.	5,500	93,798
	Workman Co. Ltd.	2,600	118,409
	World Co. Ltd.	19,400	187,975
	World Holdings Co. Ltd.	2,400	39,347
*	W-Scope Corp.	8,000	11,712
	Xebio Holdings Co. Ltd.	5,200	33,093
#	YAC Holdings Co. Ltd.	3,400	25,332
	Yahagi Construction Co. Ltd.	8,100	110,703
	Yakult Honsha Co. Ltd.	28,400	494,560
	YAKUODO Holdings Co. Ltd.	4,100	46,261
	YAMABIKO Corp.	14,000	348,650
#	YAMADA Consulting Group Co. Ltd.	4,000	41,652
	Yamada Holdings Co. Ltd.	114,428	381,515
	Yamae Group Holdings Co. Ltd.	5,200	94,861
	Yamagata Bank Ltd.	4,900	79,686
	Yamaguchi Financial Group, Inc.	47,000	807,599
	Yamaha Corp.	74,200	529,528
#	Yamaha Motor Co. Ltd.	183,000	1,285,387
	Yamaichi Electronics Co. Ltd.	10,400	693,891
#	Yamami Co.	1,200	31,559
	Yamanashi Chuo Bank Ltd.	8,700	299,313
		Shares	Value»
JAPAN — (Continued)
#	Yamatane Corp.	7,600	$98,039
	Yamato Corp.	7,100	97,409
	Yamato Holdings Co. Ltd.	46,510	526,928
	Yamato Kogyo Co. Ltd.	10,700	816,749
	Yamau Holdings Co. Ltd.	1,100	15,082
#	Yamaura Corp.	2,400	22,134
	Yamax Corp.	1,300	12,171
	Yamazaki Baking Co. Ltd.	35,500	742,556
	Yamazen Corp.	14,200	139,457
#	Yashima Denki Co. Ltd.	5,500	102,483
	Yaskawa Electric Corp.	10,300	365,238
	Yasuda Logistics Corp.	6,700	94,210
	Yellow Hat Ltd.	25,400	245,837
	Yodoko Ltd.	43,500	373,498
	Yokogawa Bridge Holdings Corp.	11,600	217,327
	Yokogawa Electric Corp.	29,800	1,037,568
	Yokohama Financial Group, Inc.	154,617	1,467,717
	Yokohama Rubber Co. Ltd.	48,300	1,965,894
	Yokorei Co. Ltd.	13,200	138,189
	Yokowo Co. Ltd.	8,200	232,523
	Yondenko Corp.	10,200	133,378
	Yondoshi Holdings, Inc.	1,000	11,814
	Yonex Co. Ltd.	22,100	374,208
	Yorozu Corp.	1,600	8,673
#*	Yoshimura Food Holdings KK	2,900	12,455
#	Yoshinoya Holdings Co. Ltd.	15,000	302,597
#	Yossix Holdings Co. Ltd.	1,300	26,823
	Yotai Refractories Co. Ltd.	500	5,328
	Yuasa Co. Ltd.	7,100	270,954
	Yukiguni Factory Co. Ltd.	7,100	47,574
	Yurtec Corp.	15,000	240,261
#	Yushin Co.	4,200	17,921
#	Yushiro, Inc.	3,700	78,166
*	Yutaka Giken Co. Ltd.	1,900	36,445
	Zacros Corp.	20,800	182,566
	Zaoh Co. Ltd.	1,500	24,912
#	Zenitaka Corp.	1,000	58,498

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zenkoku Hosho Co. Ltd.	35,600	$716,708
	Zenrin Co. Ltd.	13,600	73,947
	Zensho Holdings Co. Ltd.	14,577	803,411
	Zeon Corp.	52,000	606,109
	ZERIA Pharmaceutical Co. Ltd.	9,100	125,509
#	ZIGExN Co. Ltd.	15,100	39,281
#	Zojirushi Corp.	7,600	76,542
	ZOZO, Inc.	67,000	449,669
#	Zuiko Corp.	5,900	33,050
TOTAL JAPAN			780,698,026
KUWAIT — (0.2%)
	A'ayan Leasing & Investment Co. KSCP	212,894	175,670
*	Acico Industries Co. KSC	78,758	112,372
	Agility Public Warehousing Co. KSCC	494,880	232,190
	Al Ahli Bank of Kuwait KSCP	302,062	274,381
*	Al Argan International Real Estate Co. KSCP	59,335	23,758
††	Al-Eid Food KSC	63,719	16,785
	Ali Alghanim Sons Automotive Co. KSCC	60,589	198,645
*	Alimtiaz Investment Group KSC	415,070	75,514
††	Arabi Group Holding KSC	11,040	2,585
	Arkan Al-Kuwait Real Estate Co. KSC	17,869	17,739
	Arzan Financial Group for Financing & Investment KPSC	211,790	250,113
*	Asiya Capital Investments Co. KSCP	238,493	32,282
	Beyout Holding Co. KPSC	38,962	47,154
	Boubyan Bank KSCP	38,166	84,353
	Boubyan Petrochemicals Co. KSCP	116,699	233,118
	Boursa Kuwait Securities Co. KPSC	34,953	320,569
		Shares	Value»
KUWAIT — (Continued)
	Burgan Bank SAK	248,751	$162,590
	Combined Group Contracting Co. SAK	34,732	108,516
	Commercial Facilities Co. SAKP	149,075	149,508
	Commercial Real Estate Co. KSC	326,642	204,699
*	First Investment Co. KSCP	158,900	64,238
	Gulf Bank KSCP	492,612	543,863
	Gulf Cables & Electrical Industries Group Co. KSCP	43,638	274,891
	Heavy Engineering & Ship Building Co. KSCP	36,708	92,195
	Humansoft Holding Co. KSC	27,014	211,071
*	IFA Hotels & Resorts-KPSC	13,490	38,821
	Integrated Holding Co. KCSC	81,894	112,200
	JTC Logistics Transportation & Stevedoring Co. KSCP	17,152	28,432
	KAMCO Investment Co. KSC	57,693	37,846
	Kuwait Business Town Real Estate Co. KSCP	46,181	14,445
	Kuwait Cement Co. KSC	128,229	182,864
	Kuwait Finance House KSCP	703,409	1,807,276
	Kuwait Financial Centre SAK	121,256	56,489
	Kuwait International Bank KSCP	427,313	378,227
	Kuwait Investment Co. SAK	97,197	61,753
	Kuwait Portland Cement Co. KSC	18,152	37,506
*	Kuwait Real Estate Co. KSC	218,046	246,779
	Kuwait Telecommunications Co.	89,948	189,398
	Mabanee Co. KPSC	107,406	351,289
	Mezzan Holding Co. KSCC	44,467	185,347

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Mobile Telecommunications Co. KSCP	631,416	$1,170,549
*	Munshaat Real Estate Projects Co. KSCP	42,428	28,725
	National Bank of Kuwait SAKP	461,896	1,292,403
*	National Consumer Holding Co. SAK	117,998	41,085
	National Industries Group Holding SAK	451,968	381,358
	National Investments Co. KSCP	215,412	183,040
	Oula Fuel Marketing Co.	67,634	59,506
*	Privatization Holding Co. KSCP	218,356	50,507
*	Rasiyat Holding Co.	8,886	13,884
	Salhia Real Estate Co. KSCP	100,574	129,120
*	Securities House KSC	134,324	35,651
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	133,500	64,222
	Specialities Group Holding Co. KSCC	21,540	12,862
*	United Real Estate Co. SAKP	23,931	20,919
*	Warba Bank KSCP	795,249	753,658
TOTAL KUWAIT			11,874,960
MALAYSIA — (0.4%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	67,524
	Able Global Bhd.	36,500	13,908
#	Aeon Co. M Bhd.	145,400	42,500
#	AEON Credit Service M Bhd.	60,198	89,646
#*	AFFIN Bank Bhd.	217,675	138,276
	Ajinomoto Malaysia Bhd.	5,800	18,093
	Alliance Bank Malaysia Bhd.	289,494	340,121
	Allianz Malaysia Bhd.	19,500	101,625
	AME Elite Consortium Bhd.	96,100	36,830
	AMMB Holdings Bhd. (AMM MK)	388,600	602,147
	Ancom Nylex Bhd.	256,197	57,788
		Shares	Value»
MALAYSIA — (Continued)
#*	Astro Malaysia Holdings Bhd.	608,000	$10,769
	Aumas Resources Bhd.	154,600	19,483
#	Aurelius Technologies Bhd.	150,800	27,596
#	Axiata Group Bhd.	687,190	406,928
#	Bank Islam Malaysia Bhd.	199,900	117,887
	Batu Kawan Bhd.	12,900	68,167
*	Berjaya Corp. Bhd.	786,982	51,688
*	Berjaya Property Bhd.	466,800	30,595
*	Bermaz Auto Bhd.	223,300	53,205
#	British American Tobacco Malaysia Bhd.	38,700	60,270
*	Bumi Armada Bhd.	871,200	88,044
	Bursa Malaysia Bhd.	181,450	390,699
#	Cahya Mata Sarawak Bhd.	172,100	54,049
*	Capital A Bhd.	555,400	60,334
#	Carlsberg Brewery Malaysia Bhd.	53,000	222,109
	CCK Consolidated Holdings Bhd.	65,200	20,370
	CelcomDigi Bhd.	164,300	124,185
	CIMB Group Holdings Bhd.	762,241	1,472,047
	Crescendo Corp. Bhd.	22,200	6,710
	CSC Steel Holdings Bhd.	29,100	10,779
*	D&O Green Technologies Bhd.	237,300	28,329
#*	Dagang NeXchange Bhd.	672,000	51,197
#	Dayang Enterprise Holdings Bhd.	229,100	116,848
	Dialog Group Bhd.	302,100	172,870
	DRB-Hicom Bhd.	266,700	79,386
#	Duopharma Biotech Bhd.	68,089	21,979
	Dutch Lady Milk Industries Bhd.	4,500	36,988
	DXN Holdings Bhd.	338,000	39,581
#	Eastern & Oriental Bhd.	373,500	76,290
	Eco World Development Group Bhd.	290,100	150,854
	EG Industries Bhd.	146,500	44,915
*	Ekovest Bhd.	703,100	40,873
#	Farm Fresh Bhd.	238,800	152,926

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Formosa Prosonic Industries Bhd.	48,000	$12,087
	Fraser & Neave Holdings Bhd.	26,600	209,710
#	Frontken Corp. Bhd.	394,750	421,286
#	Gamuda Bhd.	117,968	131,637
	Gas Malaysia Bhd.	81,500	110,899
	Genting Bhd.	260,900	169,168
#	Genting Malaysia Bhd.	664,200	331,274
	Genting Plantations Bhd.	85,700	112,028
*	Greatech Technology Bhd.	142,000	86,013
	Guan Chong Bhd.	199,833	41,553
#	HAP Seng Consolidated Bhd.	92,700	67,737
#	Hap Seng Plantations Holdings Bhd.	48,500	26,289
#*	Hartalega Holdings Bhd.	434,100	122,815
	Heineken Malaysia Bhd.	36,100	207,999
#	Hextar Global Bhd.	342,000	65,021
	Hiap Teck Venture Bhd.	410,500	32,060
#	Hibiscus Petroleum Bhd.	182,000	101,057
	Hong Leong Bank Bhd.	22,580	126,632
	Hong Leong Financial Group Bhd.	24,978	118,596
	Hong Leong Industries Bhd.	24,000	104,802
#	Hume Cement Industries Bhd.	23,800	18,907
#	Hup Seng Industries Bhd.	73,100	18,326
#	IHH Healthcare Bhd.	60,700	134,845
	IJM Corp. Bhd.	427,700	260,402
#	Inari Amertron Bhd.	249,625	124,826
	Insas Bhd.	54,400	11,866
	IOI Corp. Bhd.	87,900	95,580
#	IOI Properties Group Bhd.	350,425	366,739
	ITMAX SYSTEM Bhd.	90,500	110,600
	Jaya Tiasa Holdings Bhd.	174,000	50,843
	Keck Seng Malaysia Bhd.	28,200	38,234
#	Kelington Group Bhd.	140,000	210,927
	Kenanga Investment Bank Bhd.	38,300	7,579
		Shares	Value»
MALAYSIA — (Continued)
	Kerjaya Prospek Group Bhd.	105,989	$59,615
#	Kim Loong Resources Bhd.	78,000	50,339
#	Kossan Rubber Industries Bhd.	421,600	116,824
	KPJ Healthcare Bhd.	282,100	236,745
	Kretam Holdings Bhd.	69,600	11,268
	KSL Holdings Bhd.	104,655	80,861
	Kuala Lumpur Kepong Bhd.	78,136	417,536
#	Lagenda Properties Bhd.	99,600	36,430
	LBS Bina Group Bhd.	202,600	24,050
	Leong Hup International Bhd.	318,300	59,407
	LPI Capital Bhd.	67,540	252,277
#	Magni-Tech Industries Bhd.	146,900	69,673
#	Magnum Bhd.	239,915	77,422
	Mah Sing Group Bhd.	437,775	121,742
#	Malakoff Corp. Bhd.	364,600	78,524
#	Malayan Banking Bhd.	201,297	562,148
	Malayan Cement Bhd.	57,000	99,816
#	Malayan Flour Mills Bhd.	308,600	43,626
	Malaysia Smelting Corp. Bhd.	143,600	66,702
	Malaysian Pacific Industries Bhd.	19,200	177,781
	Malaysian Resources Corp. Bhd.	545,720	48,919
#	Matrix Concepts Holdings Bhd.	460,198	156,733
#	Maxis Bhd.	150,400	132,373
	MBM Resources Bhd.	57,700	73,871
	MBSB Bhd.	462,732	79,955
	Mega First Corp. Bhd.	182,800	142,814
	MHC Plantations Bhd.	27,000	10,522
	Mi Technovation Bhd.	73,500	61,716
	MISC Bhd.	111,600	235,456
#	MKH Bhd.	100,700	23,347
	MKH Oil Palm East Kalimantan Bhd.	14,385	2,209
#	MNRB Holdings Bhd.	182,774	114,365
#Ω	Mr. DIY Group M Bhd.	504,300	212,395
	Muhibbah Engineering M Bhd.	185,600	25,269

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Nationgate Holdings Bhd.	227,500	$42,666
#	Nestle Malaysia Bhd.	4,300	117,508
*	NEXG Bhd.	98,100	7,318
††	Nylex Malaysia Bhd.	2,335	26
#	OCK Group Bhd.	205,000	20,164
#	Oriental Holdings Bhd.	77,700	141,243
#	OSK Holdings Bhd.	616,124	279,801
	Padini Holdings Bhd.	118,250	43,788
	Pantech Group Holdings Bhd.	131,400	21,534
#	Paramount Corp. Bhd.	146,300	37,274
	Pecca Group Bhd.	44,400	16,561
#	Petronas Chemicals Group Bhd.	177,400	264,775
#	Petronas Dagangan Bhd.	34,000	173,171
	Petronas Gas Bhd.	27,100	121,519
	PPB Group Bhd.	115,020	333,926
	Press Metal Aluminium Holdings Bhd.	291,100	632,624
	Public Bank Bhd.	1,063,600	1,254,182
#	QL Resources Bhd.	296,737	283,959
*	Ranhill Utilities Bhd.	168,104	77,174
#	RCE Capital Bhd.	177,200	50,951
	RHB Bank Bhd.	146,376	300,140
	Sam Engineering & Equipment M Bhd.	69,800	68,900
#	Sarawak Oil Palms Bhd.	100,150	114,601
	Sarawak Plantation Bhd.	11,400	10,509
	Scientex Bhd.	292,500	278,647
	SD Guthrie Bhd.	210,136	328,066
	Sime Darby Bhd.	856,070	466,584
#	Sime Darby Property Bhd.	643,170	230,222
	SKP Resources Bhd.	365,349	36,863
#*	Solarvest Holdings Bhd.	122,200	83,830
	Southern Cable Group Bhd.	42,500	20,297
#	SP Setia Bhd. Group	656,679	172,471
#	Sports Toto Bhd.	188,024	64,071
	Sunway Bhd.	116,754	158,112
#	Sunway Construction Group Bhd.	88,890	153,274
*	Sunway Healthcare Holdings Bhd., Class B	11,675	5,556
#*	Supermax Corp. Bhd.	572,578	45,472
		Shares	Value»
MALAYSIA — (Continued)
	Syarikat Takaful Malaysia Keluarga Bhd.	91,445	$76,536
#	Ta Ann Holdings Bhd.	86,480	118,282
	Taliworks Corp. Bhd.	122,766	13,900
	Telekom Malaysia Bhd.	124,912	235,551
	Tenaga Nasional Bhd.	111,700	409,380
#	Teo Seng Capital Bhd.	84,200	18,898
	Thong Guan Industries Bhd.	59,400	23,999
	TIME dotCom Bhd.	106,400	161,877
#	Top Glove Corp. Bhd.	1,425,800	260,382
*	Tropicana Corp. Bhd.	247,716	75,729
#*	TSH Resources Bhd.	142,000	46,908
#	Uchi Technologies Bhd.	83,700	59,106
#	UEM Sunrise Bhd.	400,200	65,313
	United Plantations Bhd.	51,000	407,688
	UOA Development Bhd.	176,020	79,665
*	Uzma Bhd.	102,200	11,633
	Velesto Energy Bhd.	1,107,073	94,740
#	ViTrox Corp. Bhd.	80,900	111,247
#	VS Industry Bhd.	994,667	52,861
	Wasco Bhd.	75,600	21,178
#*	WCT Holdings Bhd.	364,227	43,647
	Well Chip Group Bhd.	158,800	56,140
	Wellcall Holdings Bhd.	127,300	39,468
	Westports Holdings Bhd.	105,695	151,827
	Yinson Holdings Bhd.	440,269	237,777
#	YTL Corp. Bhd.	959,340	494,081
	YTL Power International Bhd.	179,384	172,826
	Zetrix Ai Bhd.	1,966,456	407,246
TOTAL MALAYSIA			24,234,139
MEXICO — (0.6%)
*	Alpek SAB de CV	713,775	510,759
#	Alsea SAB de CV	109,033	321,510
	America Movil SAB de CV (2228390D US), ADR	2,021	53,759
	America Movil SAB de CV (AMXB MM)	1,262,696	1,679,884
#	Arca Continental SAB de CV	37,700	453,194
*	Axtel SAB de CV	489,437	76,490
Ω	Banco del Bajio SA	218,152	686,482
#	Becle SAB de CV	135,277	109,578

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Bolsa Mexicana de Valores SAB de CV	96,880	$217,957
	Cemex SAB de CV (CEMEXCPO MM)	2,131,083	2,618,029
	Cemex SAB de CV (CX US), Sponsored ADR	106,419	1,308,954
*	Cia Minera Autlan SAB de CV	6,200	2,633
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	68,466	693,537
	Consorcio ARA SAB de CV	312,104	82,723
*	Controladora AXTEL SAB de CV	1,784,541	85,404
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	167,154	124,874
	Corp. Inmobiliaria Vesta SAB de CV	126,344	450,885
	Corporativo Fragua SAB de CV	380	10,703
	El Puerto de Liverpool SAB de CV, Class C1	29,011	171,457
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	50,113	591,912
#	GCC SAB de CV	53,330	628,994
#	Genomma Lab Internacional SAB de CV, Class B	156,950	147,619
	Gentera SAB de CV	389,915	1,018,955
#	Gruma SAB de CV, Class B	39,470	686,186
	Grupo Aeroportuario del Centro Norte SAB de CV	80,213	1,058,425
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,644	645,838
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,264	822,104
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	631	$192,985
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	11,168	339,595
#	Grupo Bimbo SAB de CV	289,862	985,317
#	Grupo Carso SAB de CV	34,899	266,370
#	Grupo Comercial Chedraui SA de CV	87,257	510,550
	Grupo Financiero Banorte SAB de CV, Class O	191,668	2,088,775
#	Grupo Financiero Inbursa SAB de CV, Class O	290,256	714,486
	Grupo Herdez SAB de CV	54,050	206,070
*	Grupo Hotelero Santa Fe SAB de CV	60,872	17,423
*	Grupo Industrial Saltillo SAB de CV	7,630	5,460
	Grupo Mexico SAB de CV	177,888	1,950,113
*	Grupo Nutrisa SAB de CV	54,050	12,160
#	Grupo Rotoplas SAB de CV	43,386	31,841
*	Grupo Simec SAB de CV (SIMECB MM)	33,392	317,309
	Grupo Televisa SAB (TLEVICPO MM)	576,072	328,788
	Grupo Televisa SAB (TV US), Sponsored ADR	12,209	34,796
*Ω	Grupo Traxion SAB de CV	63,274	37,707
*	Industrias CH SAB de CV	73,798	667,513
*	Industrias Penoles SAB de CV	47,800	2,424,410
	Kimberly-Clark de Mexico SAB de CV, Class A	231,975	523,881
	La Comer SAB de CV	188,410	425,604
	Megacable Holdings SAB de CV	275,300	968,124
*	Minera Frisco SAB de CV, Class A1	307,440	166,317

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*Ω	Nemak SAB de CV	781,806	$147,692
*	Ollamani SAB	21,064	92,849
	Operadora De Sites Mexicanos SAB de CV, Class A-1	113,446	107,936
*	Orbia Advance Corp. SAB de CV	226,147	269,665
	Organizacion Cultiba SAB de CV	15,310	11,367
	Organizacion Soriana SAB de CV, Class B	50,685	97,200
*	Promotora de Hoteles Norte 19 SAB de CV	142,020	49,593
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	54,078	856,221
#	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,273	83,270
#	Qualitas Controladora SAB de CV	61,572	615,702
	Regional SAB de CV	84,693	711,056
	Sigma Foods SAB de CV	2,058,476	1,956,132
#*	Sitios Latinoamerica SAB de CV	238,221	73,368
*	Vista Energy SAB de CV (VIST US), ADR	7,262	539,712
*	Vista Energy SAB de CV (VISTAA MM)	1,130	84,094
	Wal-Mart de Mexico SAB de CV	194,783	615,844
TOTAL MEXICO			34,786,140
NETHERLANDS — (2.3%)
	Aalberts NV	35,456	1,346,852
	ABN AMRO Bank NV	114,996	4,003,795
	Acomo NV	5,847	177,847
#*Ω	Adyen NV	1,204	1,358,660
	Aegon Ltd. (AEG US)	37,459	308,287
	Aegon Ltd. (AGN NA)	368,518	3,053,761
#	Akzo Nobel NV	42,126	2,472,697
*Ω	Alfen NV	4,605	64,476
	Allfunds Group PLC	121,224	1,240,622
	AMG Critical Materials NV	10,344	436,611
		Shares	Value»
NETHERLANDS — (Continued)
#	Aperam SA	14,586	$780,229
#	Arcadis NV	30,386	1,301,358
	ArcelorMittal SA (MT NA)	51,013	2,961,570
	ArcelorMittal SA (MT US)	9,714	555,738
	ASM International NV	5,632	5,509,648
	ASML Holding NV (ASML NA)	4,870	7,039,807
	ASML Holding NV (ASML US)	22,102	31,804,557
	ASR Nederland NV	50,989	3,873,095
*	Avantium NV	3,710	32,406
#*Ω	Basic-Fit NV	17,085	573,965
#	BE Semiconductor Industries NV	10,172	2,975,458
#	Brunel International NV	6,759	57,508
	Coca-Cola Europacific Partners PLC	33,278	3,165,303
	Corbion NV	16,505	368,845
Ω	CTP NV	25,558	483,118
#*	Fastned BV	686	22,963
*	Flow Traders Ltd.	12,372	397,161
	ForFarmers NV	6,839	48,863
#	Fugro NV	20,323	294,716
	HAL Trust	658	131,753
	Havas NV	16,710	318,059
	Heineken NV	20,373	1,586,033
#	IMCD NV	10,097	1,187,253
	ING Groep NV (ING US), Sponsored ADR	6,500	188,045
	ING Groep NV (INGA NA)	196,229	5,679,137
*	InPost SA	13,912	249,529
	Kendrion NV	2,876	61,697
	Koninklijke Ahold Delhaize NV (AD NA)	166,464	7,808,539
	Koninklijke BAM Groep NV	116,385	1,280,192
	Koninklijke Heijmans NV	14,198	1,436,519
	Koninklijke KPN NV	1,505,567	8,051,085
#	Koninklijke Philips NV (PHG US)	43,974	1,158,275
	Koninklijke Philips NV (PHIA NA)	57,458	1,515,614
	Koninklijke Vopak NV	20,794	1,040,713
*	Magnum Ice Cream Co. NV	3,020	44,091
*	Magnum Ice Cream Co. NV MICC NA	1,298	18,986

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#*	Magnum Ice Cream Co. NV MICC US	43,127	$643,886
	Nedap NV	2,056	204,220
	NN Group NV	86,738	7,592,507
*	NX Filtration NV	1,991	6,194
*	Pharming Group NV	169,497	286,245
	PostNL NV	70,616	78,716
	Prosus NV (PRX NA)	62,008	3,001,991
	Prosus NV (PRX SJ)	1,987	95,846
#	Randstad NV	24,968	739,837
	SBM Offshore NV	58,977	2,523,118
*	SIF Holding NV	3,414	26,876
#Ω	Signify NV	23,473	533,869
#	Sligro Food Group NV	4,661	71,279
	TKH Group NV	15,293	783,756
*	TomTom NV	7,003	38,432
#	Universal Music Group NV	70,246	1,472,890
	Van Lanschot Kempen NV	12,655	969,614
	Wolters Kluwer NV	27,120	2,116,591
TOTAL NETHERLANDS			129,651,303
NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	56,181	288,702
#	Air New Zealand Ltd.	330,032	82,881
	Auckland International Airport Ltd.	68,378	333,784
#	Channel Infrastructure NZ Ltd.	97,793	175,500
#	Chorus Ltd. (CNU NZ)	172,535	990,875
	Contact Energy Ltd.	134,045	753,389
	EBOS Group Ltd.	21,938	276,251
	Fisher & Paykel Healthcare Corp. Ltd.	27,438	591,296
*	Fletcher Building Ltd. (FBU AU)	3,423	5,681
*	Fletcher Building Ltd. (FBU NZ)	138,333	228,511
	Fonterra Co-Operative Group Ltd.	20,324	78,663
	Freightways Group Ltd.	58,334	435,755
	Genesis Energy Ltd.	184,905	269,556
#*	Gentrack Group Ltd.	12,157	43,420
	Hallenstein Glasson Holdings Ltd.	26,041	150,682
	Heartland Group Holdings Ltd.	152,879	101,809
#	Infratil Ltd.	39,073	287,832
		Shares	Value»
NEW ZEALAND — (Continued)
	Investore Property Ltd.	61,732	$38,377
#*	KMD Brands Ltd.	499,418	18,187
	Mainfreight Ltd.	8,479	295,728
	Mercury NZ Ltd.	40,119	158,842
	Meridian Energy Ltd.	30,819	103,467
	Napier Port Holdings Ltd.	14,348	31,417
	NZME Ltd. (NZM AU)	54,459	34,718
	NZX Ltd.	110,419	91,261
*	Oceania Healthcare Ltd.	207,354	91,559
	Port of Tauranga Ltd.	37,905	185,922
*	Rakon Ltd.	28,043	25,396
*	Ryman Healthcare Ltd.	125,466	157,801
	Sanford Ltd.	20,591	91,086
	Scales Corp. Ltd.	49,657	177,826
*	Serko Ltd.	3,631	3,615
	Skellerup Holdings Ltd.	64,548	224,334
#	SKY Network Television Ltd.	56,838	108,398
#*	SKYCITY Entertainment Group Ltd.	274,742	102,750
	Spark New Zealand Ltd.	347,509	426,768
	Summerset Group Holdings Ltd.	98,363	474,337
#	Tourism Holdings Ltd.	44,694	54,697
	TOWER Ltd.	96,471	115,483
	Turners Automotive Group Ltd.	26,351	133,660
	Vector Ltd.	26,039	74,244
#*	Vista Group International Ltd.	32,932	36,430
*	Warehouse Group Ltd.	33,171	12,877
TOTAL NEW ZEALAND			8,363,767
NORWAY — (0.6%)
	2020 Bulkers Ltd.	5,584	1,817
	ABG Sundal Collier Holding ASA	105,016	81,406
	AF Gruppen ASA	9,872	190,582
	Akastor ASA	52,076	87,698
	Aker ASA, Class A	1,200	138,443
*	Aker BioMarine ASA	1,327	14,433
	Aker BP ASA	43,444	1,698,326
	Aker Solutions ASA	101,751	463,638
	Archer Ltd.	15,404	48,303
	Arendals Fossekompani ASA	161	3,275

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Atea ASA	16,472	$277,895
	Austevoll Seafood ASA	27,631	279,678
#*Ω	AutoStore Holdings Ltd.	17,990	23,063
*	Axactor ASA	23,972	12,880
	B2 Impact ASA	75,199	193,853
	Bakkafrost P	4,071	202,537
	Bluenord ASA	7,735	492,298
	Bonheur ASA	7,630	222,078
	Borregaard ASA	21,124	347,449
	Bouvet ASA	21,413	119,612
*	BW Energy Ltd.	17,698	111,269
Ω	BW LPG Ltd. BWLPG NO	28,644	574,803
	BW Offshore Ltd.	34,993	200,248
#*	Cadeler AS (CADLR NO)	13,474	92,792
*	Cadeler AS (CDLR US), ADR	817	22,615
*	Cloudberry Clean Energy ASA	69,815	98,460
	DNB Bank ASA	53,478	1,619,492
	DNO ASA	140,932	304,487
	DOF Group ASA	31,319	463,989
Ω	Elkem ASA	55,225	161,792
Ω	Elmera Group ASA	32,302	120,800
	Elopak ASA	41,602	160,502
Ω	Entra ASA	9,405	106,666
	Equinor ASA	118,246	4,812,284
Ω	Europris ASA	64,160	654,515
#	FLEX LNG Ltd. (FLNG NO)	4,924	159,685
	Frontline PLC	22,423	815,219
	Gjensidige Forsikring ASA	3,393	95,313
#*	Grieg Seafood ASA	10,179	39,980
	Hafnia Ltd.	70,806	628,475
#*	Hexagon Composites ASA	27,404	32,894
	Himalaya Shipping Ltd. HSHP US	4,085	55,719
	Hoegh Autoliners ASA	37,835	542,117
Ω	Kid ASA	10,802	153,720
	Kitron ASA	41,228	445,009
Ω	Klaveness Combination Carriers ASA	6,871	76,340
*	Kongsberg Automotive ASA	238,423	49,182
	Kongsberg Gruppen ASA	14,970	500,627
		Shares	Value»
NORWAY — (Continued)
*	Kongsberg Maritime AS	14,970	$98,112
	Leroy Seafood Group ASA	43,947	215,553
#*	LINK Mobility Group Holding ASA	51,065	136,535
	Medistim ASA	2,742	67,181
	Mowi ASA	13,640	302,634
	MPC Container Ships ASA	68,113	162,013
Ω	Multiconsult ASA	4,197	71,661
*	Napatech AS	3,160	11,368
#*	NEL ASA	371,788	119,541
	Norbit ASA	7,952	195,954
*	Nordic Mining ASA	12,200	16,130
#*	Nordic Semiconductor ASA	3,453	70,966
	Norsk Hydro ASA	81,216	899,178
*Ω	Norske Skog ASA	10,587	53,672
*	Northern Ocean Ltd.	39,963	37,418
	Norwegian Air Shuttle ASA	62,645	98,212
*	NRC Group ASA	20,069	18,595
	Odfjell Drilling Ltd.	45,977	495,046
	Odfjell SE, Class A	6,204	77,443
	Odfjell Technology Ltd.	10,957	82,835
*	OKEA ASA	15,569	66,152
Ω	Okeanis Eco Tankers Corp.	3,789	210,801
	Orkla ASA	13,548	167,101
	Panoro Energy ASA	35,690	135,748
	Paratus Energy Services Ltd.	6,702	37,359
	Pareto Bank ASA	13,851	99,928
	Petronor E&P ASA	20,513	32,282
	Pexip Holding ASA	16,259	119,310
*	PhotoCure ASA	1,570	11,176
	Protector Forsikring ASA	10,065	509,124
	Public Property Invest AS	15,571	33,130
	Rogaland Sparebank	2,873	46,910
	Salmar ASA	1,486	90,003
#*	Salmon Evolution ASA	66,994	34,256
	SATS ASA	37,953	169,583
*Ω	Scatec ASA	29,500	383,942
*	Sea1 offshore, Inc.	23,032	73,958
	SED Energy Holdings PLC	44,517	41,843
	Selvaag Bolig ASA	11,511	43,271
	Solstad Maritime ASA	25,802	79,698
	Solstad Offshore ASA	11,178	79,393

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	SpareBank 1 Helgeland	832	$14,857
	Sparebank 1 Oestlandet	11,518	252,712
	SpareBank 1 Sor-Norge ASA	28,743	621,188
	Sparebanken More	10,605	131,897
	Stolt-Nielsen Ltd.	9,437	307,828
	Storebrand ASA	82,626	1,597,239
	Subsea 7 SA	32,553	1,172,682
	Telenor ASA	37,309	614,984
	TGS ASA	62,001	1,008,199
	TOMRA Systems ASA	12,707	129,688
	Var Energi ASA	53,628	272,507
	Veidekke ASA	36,972	744,292
	Vend Marketplaces ASA	3,904	107,571
	Wallenius Wilhelmsen ASA	29,037	373,605
	Wilh Wilhelmsen Holding ASA, Class A	4,613	345,040
	Wilh Wilhelmsen Holding ASA, Class B	281	18,818
	Yara International ASA	9,060	527,445
*	Zaptec ASA	3,296	13,047
TOTAL NORWAY			31,946,872
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	40,384
	Cia de Minas Buenaventura SAA, ADR	1,300	42,367
	Credicorp Ltd.	1,916	621,110
	Intercorp Financial Services, Inc.	1,299	57,909
TOTAL PERU			761,770
PHILIPPINES — (0.1%)
	Aboitiz Equity Ventures, Inc.	146,820	69,467
	Aboitiz Power Corp.	127,900	94,688
	ACEN Corp.	2,445,821	113,202
	Alliance Global Group, Inc.	651,000	90,558
	Apex Mining Co., Inc.	1,093,000	291,287
*	Atlas Consolidated Mining & Development Corp.	85,300	10,495
		Shares	Value»
PHILIPPINES — (Continued)
	Ayala Corp.	15,425	$117,283
	Ayala Land, Inc.	446,500	109,861
	Bank of the Philippine Islands	179,528	261,382
	BDO Unibank, Inc.	367,599	687,393
	Belle Corp.	1,052,000	22,251
*	Bloomberry Resorts Corp.	1,240,200	40,461
*	Cebu Air, Inc.	41,200	21,904
	Century Pacific Food, Inc.	312,700	145,279
	China Banking Corp.	339,992	332,729
	Converge Information & Communications Technology Solutions, Inc.	574,400	118,789
	Cosco Capital, Inc.	487,200	53,161
	D&L Industries, Inc.	433,400	25,203
	DigiPlus Interactive Corp.	373,900	82,678
*	DITO CME Holdings Corp.	894,000	14,525
	DMCI Holdings, Inc.	517,900	80,651
*	DoubleDragon Corp.	260,700	40,744
	East West Banking Corp.	202,850	46,393
	Emperador, Inc.	83,300	20,634
	First Philippine Holdings Corp.	64,910	85,019
	Ginebra San Miguel, Inc.	18,440	82,971
	Globe Telecom, Inc.	5,774	154,875
	GT Capital Holdings, Inc.	18,098	139,202
	International Container Terminal Services, Inc.	53,530	620,394
	JG Summit Holdings, Inc.	321,666	142,014
	Jollibee Foods Corp.	103,100	266,733
	Keepers Holdings, Inc.	603,000	18,253
	LT Group, Inc.	459,600	112,168
	Manila Electric Co.	13,600	144,307
	Manila Water Co., Inc.	276,900	198,402
	Megaworld Corp.	2,379,600	80,375
	Metropolitan Bank & Trust Co.	205,676	224,292
Ω	Monde Nissin Corp.	238,300	26,369
	Nickel Asia Corp.	1,306,480	106,877
	OceanaGold Philippines, Inc.	63,500	34,613
	Petron Corp.	633,700	30,275

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philcomsat Holdings Corp.	23,890	$46,633
	Philex Mining Corp.	383,100	58,811
	Philippine National Bank	128,372	119,937
	Philippine Seven Corp.	19,620	10,805
*	Philweb Corp.	59,500	10,659
*††	Phoenix Petroleum Philippines, Inc.	107,200	1,360
	PLDT, Inc. (PHI US), Sponsored ADR	839	16,981
	PLDT, Inc. (TEL PM)	8,840	180,346
	Puregold Price Club, Inc.	249,400	174,498
	Rizal Commercial Banking Corp.	104,115	38,955
	Robinsons Land Corp.	261,838	74,012
	Robinsons Retail Holdings, Inc.	67,680	52,002
	San Miguel Corp.	135,610	158,613
	Security Bank Corp.	80,520	85,126
	Semirara Mining & Power Corp.	248,280	105,080
	Shakey's Pizza Asia Ventures, Inc.	84,300	8,390
	SM Investments Corp.	2,270	22,384
	SM Prime Holdings, Inc.	151,100	46,758
	STI Education Systems Holdings, Inc.	431,000	9,563
	Synergy Grid & Development Phils, Inc.	247,500	91,931
	Union Bank of the Philippines	222,248	94,496
	Universal Robina Corp.	58,590	58,202
	Vista Land & Lifescapes, Inc.	1,160,900	18,858
	Vistamalls, Inc.	88,000	1,502
	Wilcon Depot, Inc.	287,300	29,016
TOTAL PHILIPPINES			6,873,075
POLAND — (0.4%)
#*	11 bit studios SA	69	3,048
	AB SA	3,080	107,219
*	Action SA	5,598	46,331
	Agora SA	12,934	30,387
	Alior Bank SA	46,733	1,596,247
		Shares	Value»
POLAND — (Continued)
*Ω	Allegro.eu SA	17,418	$143,436
	Amica SA	2,272	33,212
#	AmRest Holdings SE	23,304	71,786
	Apator SA	2,506	17,655
*	Arctic Paper SA	9,228	16,803
	ASBISc Enterprises PLC	13,274	235,191
	Asseco Poland SA	18,130	914,547
	Asseco South Eastern Europe SA	3,183	53,116
#	Auto Partner SA	17,966	106,484
	Bank Handlowy w Warszawie SA	10,468	329,931
*	Bank Millennium SA	70,399	347,202
#*	Bank Ochrony Srodowiska SA	20,762	57,865
	Bank Polska Kasa Opieki SA	23,488	1,470,313
*	Benefit Systems SA	723	798,210
	BNPP Bank Polska SA	3,837	156,758
	Boryszew SA	29,053	39,555
	Budimex SA	2,184	397,058
	CD Projekt SA	2,091	159,312
*	Celon Pharma SA	3,548	20,807
#*	CI Games SA	23,337	20,410
#*	Cognor Holding SA	32,298	45,438
#	Cyber Folks SA	2,370	118,324
#*	Cyfrowy Polsat SA	57,516	238,559
#*	Datawalk SA	732	25,602
	Develia SA	138,449	401,802
*Ω	Dino Polska SA	40,090	354,897
	Dom Development SA	2,718	193,904
	Echo Investment SA	10,592	15,059
	Elektrotim SA	885	14,056
*	Enea SA	102,173	622,308
*	Eurocash SA	16,735	24,348
*	Fabryki Mebli Forte SA	3,906	21,518
	Ferro SA	3,240	25,560
*	Globe Trade Centre SA	30,781	22,885
#*	Grupa Azoty SA	15,444	78,032
	Grupa Kety SA	3,397	1,037,520
*Ω	HUUUGE, Inc.	9,633	59,793
#	ING Bank Slaski SA	4,302	467,280
#	Inter Cars SA	2,158	440,451
#*	Jastrzebska Spolka Weglowa SA	17,979	140,747
*	KGHM Polska Miedz SA	18,041	1,515,443
	KRUK SA	5,294	637,460
	LPP SA	125	755,802

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	Lubelski Wegiel Bogdanka SA	4,699	$32,816
*	mBank SA	1,382	436,769
#	Mirbud SA	18,519	56,514
	Mo-BRUK SA	603	59,084
#*	Modivo SA	8,341	183,107
*	Mostostal Zabrze SA	9,158	16,645
	Murapol SA	908	10,433
	Neuca SA	367	72,014
	Newag SA	1,426	43,936
	Orange Polska SA	102,086	419,011
	ORLEN SA	45,363	1,667,206
	PCC Rokita SA	524	10,172
	Pepco Group NV	43,134	384,690
*	PGE Polska Grupa Energetyczna SA	261,861	770,191
#*	PKP Cargo SA	7,534	29,787
	PlayWay SA	336	22,602
*	Polimex-Mostostal SA	38,961	86,000
	Powszechna Kasa Oszczednosci Bank Polski SA	35,041	917,920
	Powszechny Zaklad Ubezpieczen SA	51,386	904,027
	Rainbow Tours SA	1,244	45,917
	Santander Bank Polska SA	1,780	303,325
*	Selvita SA	1,674	16,243
	Stalexport Autostrady SA	30,531	23,881
*	Syn2bio SA	2,522	20,177
	Synektik SA	2,522	200,356
*	Tauron Polska Energia SA	459,001	1,199,463
	TEN Square Games SA	1,066	31,583
#	Text SA	3,006	32,321
	Torpol SA	4,879	96,725
*	Toya SA	4,239	11,074
	Unimot SA	1,479	64,112
	Votum SA	537	7,368
	Voxel SA	967	26,689
*	VRG SA	37,269	54,136
	Warsaw Stock Exchange	2,489	51,617
	Wawel SA	12	2,586
#	Wirtualna Polska Holding SA	3,878	62,023
Ω	XTB SA	22,194	624,891
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,940	39,828
		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrowni Patnow Adamow Konin SA	4,127	$20,903
TOTAL POLAND			23,487,813
PORTUGAL — (0.2%)
#	Altri SGPS SA	29,560	173,283
	Banco Comercial Portugues SA, Class R	3,670,426	3,923,246
	Corticeira Amorim SGPS SA	8,194	61,776
	CTT-Correios de Portugal SA	23,076	173,923
#	EDP Renovaveis SA	66,879	1,118,268
	EDP SA (EDP PL)	366,729	2,000,242
	Galp Energia SGPS SA	115,204	2,694,616
	Ibersol SGPS SA	8,870	124,865
	Jeronimo Martins SGPS SA	30,682	736,753
#	Mota-Engil SGPS SA	34,573	196,160
#	Navigator Co. SA	53,624	210,856
	NOS SGPS SA	66,901	441,777
	REN - Redes Energeticas Nacionais SGPS SA	91,426	404,871
	Semapa-Sociedade de Investimento e Gestao	7,088	193,206
	Sonae SGPS SA	308,562	706,515
TOTAL PORTUGAL			13,160,357
QATAR — (0.2%)
	Aamal Co.	868,127	185,049
	Al Khaleej Takaful Group QSC	72,860	50,892
	Al Meera Consumer Goods Co. QSC	26,008	96,841
	Al Rayan Bank	626,334	372,514
	Alijarah Holding Co. QPSC	103,023	18,627
*	Baladna	279,013	99,092
	Barwa Real Estate Co.	442,179	286,452
	Commercial Bank PSQC	276,042	326,437
	Doha Bank QPSC	721,345	534,686
	Doha Insurance Co. QSC	102,131	82,736
*	Estithmar Holding QPSC	161,388	174,986

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Gulf International Services QSC	444,356	$253,495
	Gulf Warehousing Co.	54,328	32,701
	Industries Qatar QSC	23,363	76,719
	Lesha Bank LLC	287,795	153,022
	Mannai Corp. QSC	40,666	57,844
*	Mazaya Real Estate Development QPSC	281,270	44,057
	Medicare Group	42,374	64,153
	Mesaieed Petrochemical Holding Co.	1,027,748	334,855
	Nebras Energy	44,633	179,506
	Ooredoo QPSC	185,855	699,909
	Qatar Aluminum Manufacturing Co.	463,744	206,106
	Qatar Fuel QSC	41,000	161,364
	Qatar Gas Transport Co. Ltd.	394,237	463,727
	Qatar Industrial Manufacturing Co. QSC	92,711	56,968
	Qatar Insurance Co. SAQ	329,469	207,440
	Qatar International Islamic Bank QSC	133,173	413,769
	Qatar Islamic Bank QPSC	32,774	200,164
	Qatar Islamic Insurance Group	22,820	53,133
	Qatar National Bank QPSC	430,563	2,050,304
	Qatar National Cement Co. QSC	98,474	75,953
	Qatar Navigation QSC	259,759	734,473
	QLM Life & Medical Insurance Co. WLL	20,001	12,297
	Salam International Investment Ltd. QSC	377,474	80,676
	United Development Co. QSC	343,856	80,374
	Vodafone Qatar PQSC	704,895	516,048
*	Widam Food Co.	33,153	13,891
	Zad Holding Co.	3,845	15,493
TOTAL QATAR			9,466,753
		Shares	Value»
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	134,073	$0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	26,988	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	PhosAgro PJSC	136	0
*††	Polyus PJSC (PLZL LI), GDR	2,588	0
*††	RusHydro PJSC (HYDR LI), ADR	131,916	0
*††	RusHydro PJSC (RSHYY US), ADR	62,793	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	65,441	0
*††	Severstal PAO (SVJTY US), GDR	14,770	0
*††	Severstal PAO (SVST LI), GDR	6,022	0
*††	VTB Bank PJSC (VTBR LI), GDR	330,257	0
SAUDI ARABIA — (0.7%)
	Abdullah Al Othaim Markets Co.	106,031	173,773
*	ACWA Power Co.	3,295	148,176
	Ades Holding Co.	65,071	341,892
*	Advanced Building Industries Co.	10,047	106,332
*	Advanced Petrochemical Co.	16,125	119,162
*	AFG International Co.	10,423	44,875
	Al Babtain Power & Telecommunication Co.	14,290	254,294
	Al Hammadi Holding	11,852	83,350
	Al Hassan Ghazi Ibrahim Shaker Co.	12,641	53,587
	Al Jouf Agricultural Development Co.	1,033	13,331
*	Al Jouf Cement Co.	9,833	13,178
*	Al Khaleej Training & Education Co.	8,735	38,483
	Al Rajhi Bank	215,518	3,951,292
*	Al Yamamah Steel Industries Co.	5,821	65,205

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Alamar Foods	3,384	$41,360
	Alandalus Property Co.	9,476	37,818
	Alaseel Co.	44,927	44,684
	Al-Dawaa Medical Services Co.	11,060	138,010
	Aldrees Petroleum & Transport Services Co.	17,459	559,896
	Alinma Bank	218,402	1,418,968
	AlJazira Takaful Ta'awuni Co.	10,565	32,085
	AlKhorayef Water & Power Technologies Co.	1,978	66,612
*	Allianz Saudi Fransi Cooperative Insurance Co.	11,757	27,951
	Almarai Co. JSC	67,492	746,524
	Alujain Corp.	6,605	53,118
*	Amlak International Finance Co.	8,292	23,356
	Arab National Bank	120,306	692,622
*	Arabia Insurance Cooperative Co.	2,277	5,023
	Arabian Cement Co.	17,316	109,524
Ω	Arabian Centres Co.	25,688	120,435
	Arabian Internet & Communications Services Co.	2,727	161,864
	Arabian Pipes Co.	28,040	54,365
*	Arabian Shield Cooperative Insurance Co.	5,123	15,242
	Arriyadh Development Co.	23,530	113,600
*	ARTEX Industrial Investment Co.	16,986	46,688
	Astra Industrial Group Co.	9,099	342,774
	Bank AlBilad	131,708	882,690
	Bank Al-Jazira	178,683	560,405
	Banque Saudi Fransi	132,858	685,213
	Basic Chemical Industries Ltd.	3,936	27,156
*	Bawan Co.	11,418	133,369
	BinDawood Holding Co.	60,270	84,408
	Bupa Arabia for Cooperative Insurance Co.	12,408	605,191
	Catrion Catering Holding Co.	8,320	156,409
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Chubb Arabia Cooperative Insurance Co.	3,840	$19,110
	City Cement Co.	21,704	72,342
	Co. for Cooperative Insurance	15,738	547,821
	Dallah Healthcare Co.	2,932	97,437
*	Dar Al Arkan Real Estate Development Co.	187,611	888,026
	Dr. Sulaiman Al Habib Medical Services Group Co.	6,922	448,176
	East Pipes Integrated Co. for Industry	5,591	295,945
	Eastern Province Cement Co.	13,813	86,373
	Electrical Industries Co.	221,800	1,077,353
	Elm Co.	391	61,230
*	Emaar Economic City	43,159	127,492
	Etihad Etisalat Co.	121,849	2,115,639
	Etihad GO Telecom Co.	6,724	173,241
	First Milling Co.	4,722	68,836
	Fitaihi Holding Group	53,140	37,660
	Gulf Insurance Group	5,785	38,589
*	Gulf Union Cooperative Insurance Co.	7,773	23,113
*	Halwani Brothers Co.	1,311	11,107
*	Herfy Food Services Co.	6,369	25,481
	Jarir Marketing Co.	94,840	380,850
	Leejam Sports Co. JSC	9,158	194,906
*	Lumi Rental Co.	5,424	56,873
	Maharah Human Resources Co.	60,182	96,888
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,980	63,145
	Middle East Healthcare Co.	8,457	83,455
*	Middle East Paper Co.	16,242	75,885
	Middle East Specialized Cables Co.	7,836	65,578
	Mobile Telecommunications Co. Saudi Arabia	169,432	530,667

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Mouwasat Medical Services Co.	23,144	$420,475
	Nahdi Medical Co.	6,556	184,026
*	Najran Cement Co.	24,708	39,889
*	Nama Chemicals Co.	1,455	7,270
*	National Agriculture Development Co.	52,908	226,569
	National Co. for Glass Industries	7,092	71,970
	National Co. for Learning & Education	1,607	50,524
	National Gas & Industrialization Co.	5,276	115,333
*	National Industrialization Co.	106,667	298,152
	National Medical Care Co.	3,319	105,112
	Nayifat Finance Co.	3,554	9,581
	Northern Region Cement Co.	25,393	47,705
	Power & Water Utility Co. for Jubail & Yanbu	9,960	90,646
	Qassim Cement Co.	12,469	144,835
*	Rabigh Refining & Petrochemical Co.	68,556	271,064
*	Red Sea International Co.	4,397	28,860
	Retal Urban Development Co.	22,605	89,592
	Riyad Bank	201,414	1,115,393
	Riyadh Cables Group Co.	3,109	109,735
	Riyadh Cement Co.	7,167	45,853
	SABIC Agri-Nutrients Co.	24,772	963,258
	Sahara International Petrochemical Co.	103,655	444,371
*	Saudi Arabian Amiantit Co.	6,391	26,479
*	Saudi Arabian Mining Co.	37,616	659,659
Ω	Saudi Arabian Oil Co.	250,560	1,858,458
	Saudi Aramco Base Oil Co.	4,630	156,214
*	Saudi Automotive Services Co.	12,967	176,268
	Saudi Awwal Bank	103,659	942,907
	Saudi Basic Industries Corp.	31,010	506,784
	Saudi Cement Co.	19,062	173,338
	Saudi Ceramic Co.	14,470	119,208
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Chemical Co. Holding	92,139	$206,644
	Saudi Co. For Hardware CJSC	5,017	33,205
	Saudi Energy Co.	54,073	256,454
	Saudi Industrial Investment Group	58,330	217,289
	Saudi Investment Bank	142,290	502,893
*	Saudi Kayan Petrochemical Co.	150,982	241,722
	Saudi Manpower Solutions Co.	32,354	48,324
*	Saudi Marketing Co.	6,069	21,182
	Saudi National Bank	204,061	2,139,447
*	Saudi Paper Manufacturing Co.	2,246	34,839
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,853	74,275
*	Saudi Public Transport Co.	20,899	63,549
*	Saudi Real Estate Co.	22,811	84,022
*	Saudi Reinsurance Co.	23,969	169,737
*	Saudi Research & Media Group	2,673	54,877
	Saudi Steel Pipe Co.	5,340	82,162
	Saudi Tadawul Group Holding Co.	1,080	38,205
	Saudi Telecom Co.	92,984	1,080,752
	Saudia Dairy & Foodstuff Co.	5,514	303,534
*	Savola Group	41,470	299,570
	Scientific & Medical Equipment House Co.	2,225	18,306
*	Seera Group Holding	71,283	407,483
*	Shams	10,219	43,644
*	SHL Finance Co.	7,962	33,641
*	Sinad Holding Co.	25,623	59,589
	Southern Province Cement Co.	16,673	93,841
	Sustained Infrastructure Holding Co.	14,458	133,691
	Tabuk Cement Co.	15,729	33,573
	Tanmiah Food Co.	2,597	45,239
	Theeb Rent A Car Co.	11,477	87,971
*	Umm Al-Qura Cement Co.	10,503	39,817

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	United Electronics Co.	11,089	$238,663
	United International Transportation Co.	19,030	211,213
	United Wire Factories Co.	3,239	15,050
*	Walaa Cooperative Insurance Co.	17,904	46,366
*	Wataniya Insurance Co.	3,210	11,604
	Yamama Cement Co.	27,549	195,221
	Yanbu Cement Co.	17,524	70,968
	Yanbu National Petrochemical Co.	42,556	417,431
TOTAL SAUDI ARABIA			38,813,029
SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	88,476	513,353
	Aztech Global Ltd.	83,500	67,736
	Banyan Tree Holdings Ltd.	83,400	40,703
	Boustead Singapore Ltd.	176,649	332,631
	BRC Asia Ltd.	18,700	65,958
	Bukit Sembawang Estates Ltd.	32,400	120,462
	Capitaland India Trust	234,998	194,181
	CapitaLand Investment Ltd.	372,000	815,841
	Centurion Corp. Ltd.	63,400	81,786
	China Aviation Oil Singapore Corp. Ltd.	87,000	145,102
	China Sunsine Chemical Holdings Ltd.	122,400	66,406
	City Developments Ltd.	130,700	841,177
	ComfortDelGro Corp. Ltd.	427,100	497,257
*	COSCO Shipping International Singapore Co. Ltd.	716,400	67,598
	CSE Global Ltd.	160,703	174,029
	DBS Group Holdings Ltd.	154,414	7,120,133
	Delfi Ltd.	102,000	85,006
	DFI Retail Group Holdings Ltd.	61,200	256,277
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	510,429	0
	Far East Orchard Ltd.	66,719	66,599
	First Resources Ltd.	176,500	484,846
		Shares	Value»
SINGAPORE — (Continued)
	Food Empire Holdings Ltd.	81,000	$208,806
	Fraser & Neave Ltd.	61,700	70,350
	Frasers Property Ltd.	112,900	101,636
	Frencken Group Ltd.	123,300	261,131
*	Gallant Venture Ltd.	211,200	11,623
	Genting Singapore Ltd.	1,165,900	625,644
	Geo Energy Resources Ltd.	295,000	143,938
	Golden Agri-Resources Ltd.	2,347,900	585,138
	GuocoLand Ltd.	82,500	159,470
	Haw Par Corp. Ltd.	41,100	556,794
	Ho Bee Land Ltd.	67,800	114,289
	Hong Fok Corp. Ltd.	103,900	81,717
	Hong Leong Asia Ltd.	103,800	237,219
	Hong Leong Finance Ltd.	84,700	172,534
	Hongkong Land Holdings Ltd.	165,600	1,309,239
	Hour Glass Ltd.	68,900	127,567
	HRnetgroup Ltd.	32,200	18,892
	Hutchison Port Holdings Trust	1,467,000	308,638
*††	Hyflux Ltd.	178,500	0
#	iFAST Corp. Ltd.	32,100	220,967
	Indofood Agri Resources Ltd.	169,600	55,953
	ISDN Holdings Ltd.	74,104	35,486
	Jardine Cycle & Carriage Ltd.	24,933	640,357
	Keppel Infrastructure Trust	797,373	338,397
	Keppel Ltd.	190,800	1,633,136
	Keppel REIT	21,200	14,926
	KSH Holdings Ltd.	36,300	10,034
	LHN Ltd.	39,800	20,028
#	Marco Polo Marine Ltd.	1,450,800	179,036
*	Mermaid Maritime PCL	106,800	10,134
	Metro Holdings Ltd.	175,700	68,738
	Micro-Mechanics Holdings Ltd.	3,800	10,005
*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	62,800	72,176
	Netlink NBN Trust	600,100	476,437
	OKP Holdings Ltd.	50,075	31,376
	Olam Group Ltd.	262,245	210,092
	OUE Ltd.	86,100	75,026

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Oversea-Chinese Banking Corp. Ltd.	182,911	$3,155,690
*	Oxley Holdings Ltd.	126,000	7,938
	Pacific Century Regional Developments Ltd.	64,700	26,449
	Pan-United Corp. Ltd.	70,025	86,432
	Propnex Ltd.	58,500	80,582
	Q&M Dental Group Singapore Ltd.	52,200	23,967
	QAF Ltd.	86,800	70,965
#	Raffles Education Ltd.	183,200	21,343
	Raffles Medical Group Ltd.	164,310	128,443
	Riverstone Holdings Ltd.	161,000	94,347
	Samudera Shipping Line Ltd.	95,100	85,332
	SATS Ltd.	264,229	687,710
	SBS Transit Ltd.	21,100	61,174
	Seatrium Ltd.	709,756	1,315,787
	Sembcorp Industries Ltd.	252,596	1,325,609
	Sheng Siong Group Ltd.	252,400	601,653
	SIA Engineering Co. Ltd.	26,200	64,692
	Sing Holdings Ltd.	32,100	19,055
	Sing Investments & Finance Ltd.	8,500	10,814
	Singapore Airlines Ltd.	350,750	1,737,169
	Singapore Exchange Ltd.	115,100	1,968,065
	Singapore Land Group Ltd.	47,800	140,610
#	Singapore Post Ltd.	499,600	135,664
	Singapore Technologies Engineering Ltd.	190,300	1,612,693
	Singapore Telecommunications Ltd.	132,700	480,613
	Stamford Land Corp. Ltd.	115,570	43,196
#	StarHub Ltd.	159,500	132,894
	Straits Trading Co. Ltd.	57,015	78,966
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	22,787
*	Thomson Medical Group Ltd.	518,900	23,162
	Tuan Sing Holdings Ltd.	239,344	62,300
		Shares	Value»
SINGAPORE — (Continued)
	UMS Integration Ltd.	150,625	$259,029
	United Overseas Bank Ltd.	140,716	4,007,459
#	UOB-Kay Hian Holdings Ltd.	124,289	398,052
	UOL Group Ltd.	138,700	1,160,324
	Valuetronics Holdings Ltd.	150,680	120,964
	Venture Corp. Ltd.	79,600	1,016,009
	Vicom Ltd.	51,600	72,820
	Wee Hur Holdings Ltd.	152,000	87,152
	Wilmar International Ltd.	215,800	615,542
	Wing Tai Holdings Ltd.	117,600	149,161
	Yangzijiang Shipbuilding Holdings Ltd.	565,000	1,926,912
TOTAL SINGAPORE			45,353,535
SOUTH AFRICA — (1.1%)
	Absa Group Ltd.	98,437	1,380,196
	Advtech Ltd.	210,953	540,924
	AECI Ltd.	32,353	214,293
	African Rainbow Minerals Ltd.	36,211	484,849
	Afrimat Ltd.	25,483	49,732
	Alexander Forbes Group Holdings Ltd.	103,166	46,566
	Altron Ltd., Class A	86,649	117,534
	Anglogold Ashanti PLC (AU US)	39,853	3,735,422
	Aspen Pharmacare Holdings Ltd.	71,011	589,780
	Astral Foods Ltd.	12,343	181,575
	AVI Ltd.	110,412	659,242
	Bid Corp. Ltd.	54,592	1,340,904
	Bidvest Group Ltd.	82,477	1,159,013
#	Blu Label Unlimited Group Ltd.	127,150	67,558
*	Brait PLC	778,696	103,005
	Capitec Bank Holdings Ltd.	4,573	1,187,149
	Cashbuild Ltd.	4,820	37,448
	Caxton & CTP Publishers & Printers Ltd.	20,130	15,633
	City Lodge Hotels Ltd.	132,868	34,102
	Clicks Group Ltd.	58,060	921,734

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Coronation Fund Managers Ltd.	42,092	$112,176
	DataTec Ltd.	96,233	414,555
#Ω	Dis-Chem Pharmacies Ltd.	175,173	382,838
	Discovery Ltd.	50,002	778,242
	DRDGOLD Ltd. (DRD SJ)	58,676	158,466
	DRDGOLD Ltd. (DRD US), Sponsored ADR	6,430	174,639
	Exxaro Resources Ltd.	75,089	991,132
	Famous Brands Ltd.	21,200	67,862
	FirstRand Ltd.	199,117	1,055,734
	Fortress Real Estate Investments Ltd., Class B	35,194	51,428
	Foschini Group Ltd.	80,413	338,085
#	Gold Fields Ltd. (GFI US), Sponsored ADR	64,735	2,749,943
	Grindrod Ltd.	223,994	302,457
	Harmony Gold Mining Co. Ltd. (HAR SJ)	114,674	1,807,736
	Hudaco Industries Ltd.	11,881	137,916
	Impala Platinum Holdings Ltd.	167,907	2,353,557
	Investec Ltd.	36,955	308,119
*	iOCO Ltd.	86,305	21,939
	Italtile Ltd.	141,325	76,823
	JSE Ltd.	11,530	109,242
*	KAP Ltd.	633,066	92,176
	Kumba Iron Ore Ltd.	13,663	256,271
	Lewis Group Ltd.	16,228	82,991
	Life Healthcare Group Holdings Ltd.	354,865	264,543
	Merafe Resources Ltd.	516,286	35,600
*	Metair Investments Ltd.	63,223	19,508
	Momentum Group Ltd.	569,808	1,295,079
	Motus Holdings Ltd.	71,205	476,392
	Mpact Ltd.	38,245	49,691
#	Mr. Price Group Ltd.	69,052	648,006
	MTN Group Ltd.	378,278	4,761,794
*	Nampak Ltd.	2,142	63,450
	Naspers Ltd., Class N	22,655	1,226,766
	Nedbank Group Ltd.	81,652	1,303,691
	NEPI Rockcastle NV	79,219	671,895
	Netcare Ltd.	479,120	496,938
	Ninety One Ltd.	77,978	218,568
		Shares	Value»
SOUTH AFRICA — (Continued)
	Northam Platinum Holdings Ltd.	62,571	$1,206,450
#*	Nutun Ltd.	346,149	22,736
	Oceana Group Ltd.	30,936	103,847
	Old Mutual Ltd. (OMU LN)	826,005	682,035
	Old Mutual Ltd. (OMU SJ)	1,345,190	1,099,814
	Omnia Holdings Ltd.	56,578	328,247
	OUTsurance Group Ltd.	164,462	699,213
Ω	Pepkor Holdings Ltd.	865,628	1,143,605
*	Pick n Pay Stores Ltd.	120,230	142,488
	PPC Ltd.	392,022	143,321
	Premier Group Ltd.	16,888	184,586
	PSG Financial Services Ltd.	286,793	487,635
	Raubex Group Ltd.	64,999	200,560
	Reunert Ltd.	37,979	158,997
	Sanlam Ltd.	96,978	499,476
	Santam Ltd.	12,051	288,514
#*	Sappi Ltd.	101,013	98,002
*	Sasol Ltd. (SOL SJ)	157,401	2,187,803
	Shoprite Holdings Ltd.	45,928	774,343
	Sibanye Stillwater Ltd. (SBSW US), ADR	9,956	119,676
	Sibanye Stillwater Ltd. (SSW SJ)	935,357	2,796,323
	Southern Sun Ltd.	209,364	126,562
#*	SPAR Group Ltd.	36,301	140,902
	Spur Corp. Ltd.	22,560	56,844
	Stadio Holdings Ltd.	56,617	40,351
	Standard Bank Group Ltd.	130,345	2,511,926
	Sun International Ltd.	76,560	216,278
	Super Group Ltd.	83,541	80,027
	Telkom SA SOC Ltd.	97,991	353,909
	Thungela Resources Ltd. (TGA LN)	4,110	35,764
#	Thungela Resources Ltd. (TGA SJ)	39,110	340,019
	Tiger Brands Ltd.	23,995	418,806
	Truworths International Ltd.	68,628	213,637
	Tsogo Sun Ltd.	161,801	68,002
	Valterra Platinum Ltd.	20,029	1,623,250
	Vodacom Group Ltd.	51,605	438,402
	We Buy Cars Holdings Ltd.	23,946	54,673
	Wilson Bayly Holmes-Ovcon Ltd.	20,879	215,764

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Woolworths Holdings Ltd.	182,661	$574,035
	Zeda Ltd.	56,112	49,076
TOTAL SOUTH AFRICA			58,148,805
SOUTH KOREA — (5.7%)
	ABOV Semiconductor Co. Ltd.	2,876	27,506
*	ADTechnology Co. Ltd.	1,392	50,336
	Advanced Nano Products Co. Ltd.	1,086	61,419
	Advanced Process Systems Corp.	2,063	36,844
#	Aekyung Chemical Co. Ltd.	5,635	59,462
	Aekyung Industrial Co. Ltd.	3,212	32,382
*	AeroSpace Technology of Korea, Inc.	65,521	34,922
*	Agabang & Co.	8,356	29,851
	Ahnlab, Inc.	1,142	48,833
*	Air Busan Co. Ltd.	27,505	38,074
	AJ Networks Co. Ltd.	7,148	25,647
	Ajin Industrial Co. Ltd.	8,820	22,307
	Alteogen, Inc.	1,363	344,051
*	ALUKO Co. Ltd.	22,513	45,835
*	Amo Greentech Co. Ltd.	3,984	42,913
	Amorepacific Corp.	5,143	471,526
	Amorepacific Holdings Corp.	9,447	178,933
*	Amotech Co. Ltd.	2,870	43,369
*	Ananti, Inc.	18,188	87,574
	Anapass, Inc.	3,943	46,652
	ANIPLUS, Inc.	5,880	11,327
*	Anterogen Co. Ltd.	1,096	26,656
	Aplus Asset Advisor Co. Ltd.	5,395	39,254
	Asia Cement Co. Ltd.	5,003	39,721
	ASIA Holdings Co. Ltd.	309	56,526
*	Asia Pacific Satellite, Inc.	2,881	32,399
	Asia Paper Manufacturing Co. Ltd.	10,825	66,251
	ATON, Inc.	5,667	31,087
	Avaco Co. Ltd.	1,894	20,478
	Baiksan Co. Ltd.	3,840	32,106
	BGF Co. Ltd.	10,500	37,226
	BGF retail Co. Ltd.	3,013	269,324
		Shares	Value»
SOUTH KOREA — (Continued)
	BH Co. Ltd.	6,408	$151,208
*	BHI Co. Ltd.	3,395	227,336
*	Binex Co. Ltd.	3,354	25,103
	Binggrae Co. Ltd.	2,019	102,637
	Bio Plus Co. Ltd.	8,987	35,308
*	Bioneer Corp.	4,308	30,682
	BioNote, Inc.	13,217	45,679
	BNC Korea, Inc.	17,478	47,325
	BNK Financial Group, Inc.	51,937	659,455
	Boditech Med, Inc.	4,479	35,479
	Bookook Securities Co. Ltd.	464	23,113
	Boryung	6,725	45,332
*	Bosung Power Technology Co. Ltd.	7,124	58,877
	Bukwang Pharmaceutical Co. Ltd.	9,625	41,288
*	Bumhan Fuel Cell Co. Ltd.	952	23,061
	BYC Co. Ltd.	470	15,919
	C&G Hi Tech Co. Ltd.	1,160	17,792
*	Cafe24 Corp.	5,414	92,536
	Cape Industries Ltd.	3,880	41,931
	Caregen Co. Ltd.	3,620	259,986
	Celltrion Pharm, Inc.	1,546	59,147
	Celltrion, Inc.	1,915	260,847
*	Chabiotech Co. Ltd.	4,278	49,633
	Cheil Electric Co. Ltd.	2,961	34,824
	Cheil Worldwide, Inc.	27,113	367,602
#	Chemtronics Co. Ltd.	4,706	120,813
#	Cheryong Electric Co. Ltd.	4,213	202,770
	Chips&Media, Inc.	2,169	27,121
*	Choil Aluminum Co. Ltd.	12,350	14,507
	Chong Kun Dang Pharmaceutical Corp.	2,553	148,317
	Chongkundang Holdings Corp.	933	31,134
*	Chunbo Co. Ltd.	698	29,770
*	CJ CGV Co. Ltd.	16,153	53,837
	CJ CheilJedang Corp.	2,126	355,555
	CJ Corp.	4,843	737,481
*	CJ ENM Co. Ltd.	3,735	137,234
	CJ Freshway Corp.	2,721	53,052
	CJ Logistics Corp.	2,576	176,894
	Classys, Inc.	4,375	165,468
*	CMG Pharmaceutical Co. Ltd.	27,069	32,481
	Com2uSCorp	1,464	32,439
	Coocon Corp.	1,967	40,156

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cosmax, Inc.	2,893	$414,081
	Cosmecca Korea Co. Ltd.	2,026	110,995
*	CosmoAM&T Co. Ltd.	2,627	105,787
*	Cosmochemical Co. Ltd.	2,451	29,641
*	Coway Co. Ltd.	20,052	1,165,788
	Cowintech Co. Ltd.	2,645	30,533
	CR Holdings Co. Ltd.	9,178	31,762
*	Creative & Innovative System	12,377	143,880
*	CS Bearing Co. Ltd.	4,750	29,589
	CS Wind Corp.	9,070	441,520
*	Cube Entertainment, Inc.	3,174	22,503
	Cuckoo Holdings Co. Ltd.	2,711	53,995
	Cuckoo Homesys Co. Ltd.	2,145	35,298
*††	DA Technology Co. Ltd.	42,635	1,092
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	16,682
	Dae Won Kang Up Co. Ltd.	4,727	13,957
*	Daea TI Co. Ltd.	7,559	23,384
	Daedong Corp.	5,933	40,722
	Daedong Gear Co. Ltd.	1,311	17,881
	Daeduck Co. Ltd.	8,124	91,647
	Daeduck Electronics Co. Ltd.	9,245	717,503
	Daehan Steel Co. Ltd.	8,200	70,117
*	Dae-Il Corp.	10,407	53,824
#	Daejoo Electronic Materials Co. Ltd.	1,263	136,223
*	DaeMyoung Energy Co. Ltd.	1,581	26,150
	Daesang Corp.	4,104	57,521
	Daesang Holdings Co. Ltd.	5,349	34,587
#	Daesung Industrial Co. Ltd.	5,490	26,295
#*	Daewon Cable Co. Ltd.	18,604	190,989
	Daewon Pharmaceutical Co. Ltd.	4,121	29,867
	Daewon San Up Co. Ltd.	3,294	30,722
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Daewoo Engineering & Construction Co. Ltd.	62,152	$1,489,519
	Daewoong Co. Ltd.	7,404	114,011
#	Daewoong Pharmaceutical Co. Ltd.	1,941	195,681
	Daeyang Electric Co. Ltd.	774	16,422
	Daihan Pharmaceutical Co. Ltd.	2,113	40,942
	Daishin Securities Co. Ltd.	13,391	346,929
#*	Danal Co. Ltd.	12,960	64,984
	Daol Investment & Securities Co. Ltd.	15,202	45,654
	Daou Data Corp.	5,550	87,253
	Daou Technology, Inc.	8,443	267,316
	Dasan Networks, Inc.	6,363	21,583
*	Dawonsys Co. Ltd.	11,170	19,053
#	DB HiTek Co. Ltd.	12,273	1,328,934
	DB Insurance Co. Ltd.	17,100	1,945,869
	DB Securities Co. Ltd.	14,665	136,197
*	DB, Inc.	39,902	54,251
	Dear U Co. Ltd.	1,276	28,016
	Dentium Co. Ltd.	1,400	50,630
#	DI Dong Il Corp.	4,713	96,185
	Digital Daesung Co. Ltd.	6,676	37,297
*	DIO Corp.	2,709	31,584
	DIT Corp.	1,046	17,796
*††	DKME	105,049	6,658
	DL E&C Co. Ltd.	10,306	694,703
*	DL Holdings Co. Ltd.	3,621	176,232
*	DMOA Co. Ltd.	728	1,920
††	DMS Co. Ltd.	5,594	31,229
#	DN Automotive Corp.	7,066	230,603
	Dohwa Engineering Co. Ltd.	3,950	19,007
	Dong-A Socio Holdings Co. Ltd.	630	41,780
	Dong-A ST Co. Ltd.	1,346	40,447
	Dong-Ah Geological Engineering Co. Ltd.	1,178	14,336
	Dongbang Transport Logistics Co. Ltd.	10,462	20,638
	Dongbu Corp.	3,646	23,788
#	Dongjin Semichem Co. Ltd.	13,873	538,381

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkoo Bio & Pharma Co. Ltd.	5,343	$18,627
#	DongKook Pharmaceutical Co. Ltd.	6,141	99,569
*	Dongkuk Holdings Co. Ltd.	8,416	64,686
	Dongkuk Industries Co. Ltd.	8,871	21,747
	Dongkuk Steel Mill Co. Ltd.	11,447	119,582
	Dongsuh Cos., Inc.	8,209	148,539
	Dongsung Chemical Co. Ltd.	11,151	33,149
	Dongsung Finetec Co. Ltd.	6,363	125,393
*	Dongwha Enterprise Co. Ltd.	5,938	46,853
	Dongwha Pharm Co. Ltd.	7,024	28,737
	Dongwon Development Co. Ltd.	15,011	29,073
	Dongwon Industries Co. Ltd.	4,294	112,412
	Dongwon Systems Corp.	1,450	27,605
#	Dongwoon Anatech Co. Ltd.	5,517	192,532
	Dongyang E&P, Inc.	2,542	58,729
	Doosan Bobcat, Inc.	17,671	869,125
	Doosan Co. Ltd.	616	680,087
*	Doosan Enerbility Co. Ltd.	6,197	540,085
*	Doosan Fuel Cell Co. Ltd.	3,564	149,143
	Doosan Tesna, Inc.	4,201	379,985
	DoubleUGames Co. Ltd.	3,428	141,694
*	Dream Security Co. Ltd.	14,204	26,547
	Dreamtech Co. Ltd.	5,485	25,042
*	DRTECH Corp.	14,049	18,142
	DS Dansuk Co. Ltd.	3,721	60,760
*	DSK Co. Ltd.	3,673	14,833
*	Duk San Neolux Co. Ltd.	2,940	101,035
*	Duksan Techopia Co. Ltd.	2,125	34,669
	Easy Bio, Inc.	7,383	38,843
	Easy Holdings Co. Ltd.	13,163	48,685
*	Eco&Dream Co. Ltd.	3,186	41,960
	Ecoplastic Corp.	6,572	16,411
		Shares	Value»
SOUTH KOREA — (Continued)
	Ecopro BM Co. Ltd.	1,140	$160,520
	Ecopro Co. Ltd.	2,818	294,949
	Ecopro HN Co. Ltd.	2,833	61,653
	E-MART, Inc.	5,878	425,699
*	EMRO, Inc.	1,072	20,749
*	EM-Tech Co. Ltd.	2,013	10,306
#*	Enchem Co. Ltd.	1,537	46,250
	ENF Technology Co. Ltd.	3,528	140,550
*	Enzychem Lifesciences Corp.	27,986	18,680
	Eo Technics Co. Ltd.	453	146,259
*	Eubiologics Co. Ltd.	10,392	90,448
	Eugene Corp.	13,140	36,315
	Eugene Investment & Securities Co. Ltd.	29,071	110,799
#	Eugene Technology Co. Ltd.	2,636	236,889
	Eusu Holdings Co. Ltd.	2,335	9,865
	Exem Co. Ltd.	11,150	14,840
	Exicon Co. Ltd.	1,331	33,601
	F&F Co. Ltd.	5,555	252,411
	FarmStory Co. Ltd.	12,597	11,726
*	Fine M-Tec Co. Ltd.	1,751	12,387
*	Fine Semitech Corp.	1,762	51,541
*	Foosung Co. Ltd.	7,102	63,880
	Fursys, Inc.	122	2,953
	Gabia, Inc.	3,435	70,385
*	GAEASOFT	3,889	19,825
*	GAMSUNG Corp. Co. Ltd.	23,154	102,355
	Gaon Cable Co. Ltd.	827	136,233
	GC Biopharma Corp.	1,380	128,600
*	GC Cell Corp.	2,484	40,211
	GC Corp.	5,008	47,393
	GC MediAI Corp.	10,608	29,201
*	GeneOne Life Science, Inc.	13,833	8,071
*	Genexine, Inc.	9,960	36,586
*	Genic Co. Ltd.	1,554	29,767
	Geumhwa PSC Co. Ltd.	1,120	30,606
	Global Standard Technology Co. Ltd.	4,658	156,145
*	Global Tax Free Co. Ltd.	14,200	57,547
	GnBS eco Co. Ltd.	6,666	41,014
	GnCenergy Co. Ltd.	3,283	82,447
	GOLFZON Co. Ltd.	972	33,730
	Golfzon Holdings Co. Ltd.	8,068	28,616
	Gradiant Corp.	3,293	26,954

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Grand Korea Leisure Co. Ltd.	10,794	$88,173
*	Green Resource Co. Ltd.	3,268	46,412
#	GS Engineering & Construction Corp.	15,833	410,974
	GS Global Corp.	12,493	43,264
	GS Holdings Corp. (078930 KS)	15,469	859,153
	GS P&L Co. Ltd.	2,829	106,243
	GS Retail Co. Ltd.	10,802	171,868
	Gwangju Shinsegae Co. Ltd.	772	20,109
	HAESUNG DS Co. Ltd.	3,712	204,722
	Haesung Industrial Co. Ltd.	5,401	29,414
	Han Kuk Carbon Co. Ltd.	8,735	293,133
	Hana Financial Group, Inc.	59,584	5,176,750
	Hana Materials, Inc.	1,578	82,162
	Hana Micron, Inc.	18,720	513,358
*	Hana Technology Co. Ltd.	1,185	25,676
	Hana Tour Service, Inc.	3,406	96,623
*	Hanall Biopharma Co. Ltd.	2,003	64,971
*	Hancom WITH, Inc.	6,074	28,488
	Hancom, Inc.	5,010	69,929
	Handok, Inc.	3,747	26,070
	Handsome Co. Ltd.	2,796	50,329
	Hanil Cement Co. Ltd.	6,019	71,346
	Hanil Holdings Co. Ltd.	2,428	28,826
	Hanjin Kal Corp.	2,796	214,423
	Hanjin Logistics Corp.	2,767	36,376
	Hankook Cosmetics Manufacturing Co. Ltd.	3,265	22,264
	Hankook Shell Oil Co. Ltd.	197	67,523
	Hankook Tire & Technology Co. Ltd.	22,292	897,054
	Hanla IMS Co. Ltd.	1,811	25,786
	Hanmi Pharm Co. Ltd.	1,431	447,914
	Hanmi Science Co. Ltd.	2,085	53,405
	Hanmi Semiconductor Co. Ltd.	7,894	1,999,940
		Shares	Value»
SOUTH KOREA — (Continued)
	HanmiGlobal Co. Ltd.	2,624	$49,915
	Hannong Chemicals, Inc.	1,763	28,304
*	Hanon Systems	62,697	180,341
	Hansae Co. Ltd.	3,866	30,224
	Hanshin Construction Co. Ltd.	1,388	14,004
	Hanshin Machinery Co.	5,818	18,276
	Hansol Chemical Co. Ltd.	2,668	522,052
*	Hansol IONES Co. Ltd.	3,514	40,771
	Hansol Technics Co. Ltd.	10,714	59,472
*	Hanssem Co. Ltd.	1,440	44,116
	Hanwha Aerospace Co. Ltd.	3,213	3,086,246
	Hanwha Corp.	9,985	907,707
*	Hanwha Engine	6,198	371,128
*	Hanwha Galleria Corp.	40,145	83,500
*	Hanwha General Insurance Co. Ltd.	17,553	78,927
#*	Hanwha Investment & Securities Co. Ltd.	53,198	273,846
*	Hanwha Life Insurance Co. Ltd.	41,156	136,474
#*	Hanwha Solutions Corp.	28,263	980,223
	Hanwha Systems Co. Ltd.	4,611	365,694
#*	Hanwha Vision Co. Ltd.	8,038	476,076
*	Hanyang Digitech Co. Ltd.	2,395	50,837
*	Hanyang Eng Co. Ltd.	4,895	107,089
	Hanyang Securities Co. Ltd.	4,400	85,436
	Harim Co. Ltd.	15,284	33,951
	Harim Holdings Co. Ltd.	13,410	119,078
	HB SOLUTION Co. Ltd.	17,287	27,173
	HB Technology Co. Ltd.	17,310	33,613
	HD Construction Equipment Co. Ltd.	7,099	891,882
	HD Hyundai Co. Ltd.	10,785	2,289,825
	HD Hyundai Electric Co. Ltd.	3,703	3,184,278
*	HD Hyundai Energy Solutions Co. Ltd.	1,474	232,861

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	HD Hyundai Heavy Industries Co. Ltd.	838	$390,258
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,489	2,031,886
#	HDC Holdings Co. Ltd.	10,850	206,947
#	HDC Hyundai Development Co-Engineering & Construction	11,998	186,946
*	HD-Hyundai Marine Engine	1,500	107,752
	Hecto Financial Co. Ltd.	1,329	29,126
	Hecto Innovation Co. Ltd.	2,233	31,246
*	Helixmith Co. Ltd.	9,323	54,540
*	Heung-A Shipping Co. Ltd.	14,992	29,056
*	HFR, Inc.	3,216	64,205
#	Hite Jinro Co. Ltd.	11,084	128,365
*	HJ Shipbuilding & Construction Co. Ltd.	3,879	76,518
#	HK inno N Corp.	4,829	172,933
	HL Holdings Corp.	1,499	44,039
	HL Mando Co. Ltd.	12,892	502,161
*	HLB Biostep Co. Ltd.	24,245	20,793
*	HLB Global Co. Ltd.	7,402	11,056
*	Hlb Pharma Ceutical Co. Ltd.	3,258	38,293
*	HLB Therapeutics Co. Ltd.	21,369	51,326
#*	HLB, Inc.	3,435	142,262
	HMM Co. Ltd.	38,324	534,205
*	Hotel Shilla Co. Ltd.	6,558	292,267
	HPSP Co. Ltd.	12,588	455,863
	HRS Co. Ltd.	3,085	11,176
	HS Hwasung Co. Ltd.	1,093	9,848
	HS Hyosung Advanced Materials Corp.	486	89,040
#	HS Hyosung Corp.	549	24,579
	HS Industries Co. Ltd.	9,817	23,192
*	Hugel, Inc.	1,373	235,988
	Humedix Co. Ltd.	2,688	64,576
*	Huneed Technologies	3,506	22,359
	Huons Co. Ltd.	2,307	41,164
	Huons Global Co. Ltd.	1,686	72,350
		Shares	Value»
SOUTH KOREA — (Continued)
*	Husteel Co. Ltd.	10,980	$50,632
	Hwa Shin Co. Ltd.	5,887	49,578
#	Hwacheon Machinery Co. Ltd.	5,422	18,661
#	HYBE Co. Ltd.	1,425	255,336
	Hy-Lok Corp.	2,141	64,148
	Hyosung Corp.	2,100	327,363
	Hyosung Heavy Industries Corp.	1,109	2,987,435
	Hyosung TNC Corp.	928	326,537
	Hyundai Autoever Corp.	1,521	469,974
*	Hyundai Bioland Co. Ltd.	5,552	17,222
#	Hyundai BNG Steel Co. Ltd.	4,399	51,392
	HYUNDAI Corp.	3,245	68,331
	Hyundai Department Store Co. Ltd.	3,975	293,959
#	Hyundai Elevator Co. Ltd.	4,546	305,064
	Hyundai Engineering & Construction Co. Ltd.	18,285	2,025,067
	HYUNDAI EVERDIGM Corp.	3,597	22,393
	Hyundai Ezwel Co. Ltd.	4,349	18,278
	Hyundai Futurenet Co. Ltd.	15,058	34,041
#	Hyundai GF Holdings	11,658	113,776
	Hyundai Glovis Co. Ltd.	14,143	2,183,730
	Hyundai Green Food	5,193	57,958
	Hyundai Home Shopping Network Corp.	1,636	94,150
	Hyundai Livart Furniture Co. Ltd.	2,794	15,089
#*	Hyundai Marine & Fire Insurance Co. Ltd.	23,202	478,195
	Hyundai Mobis Co. Ltd.	6,041	1,747,171
	Hyundai Motor Co.	15,342	5,560,858
#	Hyundai Motor Securities Co. Ltd.	12,346	92,348
#	Hyundai Movex Co. Ltd.	9,643	207,085
	Hyundai Rotem Co. Ltd.	15,282	2,796,534
	Hyundai Steel Co.	15,656	455,122
#	Hyundai Wia Corp.	6,080	342,298
	HyVision System, Inc.	3,825	47,822
#	i3system, Inc.	1,777	125,278

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	iFamilySC Co. Ltd.	3,321	$24,358
	Il Dong Pharmaceutical Co. Ltd.	1,020	18,430
	Iljin Electric Co. Ltd.	6,617	555,988
	Iljin Holdings Co. Ltd.	7,375	51,731
*	Iljin Hysolus Co. Ltd.	2,693	33,612
	Iljin Power Co. Ltd.	3,680	54,543
	Ilshin Spinning Co. Ltd.	4,621	41,835
††	Ilyang Pharmaceutical Co. Ltd.	3,819	29,084
	iM Financial Group Co. Ltd.	55,226	714,685
	iMarketKorea, Inc.	6,839	35,069
	InBody Co. Ltd.	2,385	47,684
	Incar Financial Service Co. Ltd.	10,501	76,978
	Industrial Bank of Korea	56,846	871,384
	Infinitt Healthcare Co. Ltd.	4,601	22,944
	Inhwa Precision Co. Ltd.	4,115	37,740
	Innocean Worldwide, Inc.	3,830	51,308
	Innox Advanced Materials Co. Ltd.	4,153	97,177
*	Insun ENT Co. Ltd.	6,057	19,016
	Intellian Technologies, Inc.	631	56,733
	Intelligent Digital Integrated Security Co. Ltd.	1,720	20,712
*	Interflex Co. Ltd.	4,142	37,978
	Interojo Co. Ltd.	2,267	33,072
	INTOPS Co. Ltd.	5,178	65,375
*	iNtRON Biotechnology, Inc.	8,437	20,624
	INVENI Co. Ltd.	4,185	45,500
	IS Dongseo Co. Ltd.	2,382	43,086
	ISC Co. Ltd.	1,515	253,420
	i-SENS, Inc.	2,545	36,589
*	ISU Abxis Co. Ltd.	5,693	18,346
*	ISU Chemical Co. Ltd.	4,469	33,931
#	IsuPetasys Co. Ltd.	14,553	1,510,824
*	ITEK, Inc.	2,956	15,072
*	ITM Semiconductor Co. Ltd.	2,553	29,566
*	Jahwa Electronics Co. Ltd.	4,209	139,958
	JB Financial Group Co. Ltd.	42,858	793,091
		Shares	Value»
SOUTH KOREA — (Continued)
*	Jeil Pharmaceutical Co. Ltd.	2,013	$19,114
*	Jeju Air Co. Ltd.	7,186	25,862
*	Jeju Semiconductor Corp.	5,017	181,380
*	JETEMA Co. Ltd.	3,214	15,311
*	Jin Air Co. Ltd.	6,344	26,946
	Jinsung T.E.C.	4,387	53,470
#*	Joongang Advanced Materials Co. Ltd.	12,809	16,733
*	JoyCity Corp.	11,304	18,713
	JS Corp.	2,745	27,551
	Jungdawn Co. Ltd.	11,001	18,857
#	Jusung Engineering Co. Ltd.	8,268	715,182
	JVM Co. Ltd.	1,746	29,523
	JW Holdings Corp.	15,506	44,985
	JW Life Science Corp.	3,481	30,439
	JW Pharmaceutical Corp.	4,746	100,470
	JYP Entertainment Corp.	10,137	434,863
	K Car Co. Ltd.	5,825	43,303
	Kakao Corp.	20,485	659,475
#*	Kakao Games Corp.	12,115	99,317
#	KakaoBank Corp.	35,894	593,362
*	Kakaopay Corp.	1,878	71,501
	Kangnam Jevisco Co. Ltd.	1,292	14,683
*	Kangwon Energy Co. Ltd.	1,099	11,435
	Kangwon Land, Inc.	20,781	241,870
	KAON Group Co. Ltd.	5,184	23,605
	KB Financial Group, Inc. (105560 KS)	41,224	4,514,239
	KC Co. Ltd.	3,354	89,742
	KC Tech Co. Ltd.	2,444	103,326
	KCC Corp.	1,372	520,301
	KCC Glass Corp.	1,586	31,428
	KCTC	9,076	36,533
*	KEC Corp.	42,024	52,077
*	Kencoa Aerospace Co.	3,905	57,409
	KEPCO Engineering & Construction Co., Inc.	1,021	131,781
#	KEPCO Plant Service & Engineering Co. Ltd.	8,644	366,951
*	KG Chemical Corp.	11,258	53,966
	KG Dongbusteel	6,899	32,816
	KG Financial Co. Ltd.	5,414	19,189
*	KG Mobility Corp.	12,925	38,019

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KH Vatec Co. Ltd.	3,874	$36,959
	Kia Corp.	39,642	4,088,744
*	KidariStudio, Inc.	5,000	13,173
	KINX, Inc.	903	63,992
	KISCO Corp.	2,567	18,396
	KISCO Holdings Co. Ltd.	3,626	66,331
	KISWIRE Ltd.	2,674	46,567
	KIWOOM Securities Co. Ltd.	4,501	1,227,197
*	KNJ Co. Ltd.	2,770	75,571
	Koh Young Technology, Inc.	5,169	142,467
	Kolmar BNH Co. Ltd.	3,110	24,330
	Kolmar Holdings Co. Ltd.	6,530	43,533
	Kolmar Korea Co. Ltd.	2,904	174,565
	Kolon Corp.	2,068	102,010
	Kolon Global Corp.	373	2,889
#	Kolon Industries, Inc.	6,600	425,403
*	Kolon Life Science, Inc.	1,140	45,344
	KoMiCo Ltd.	2,082	203,829
	KONA I Co. Ltd.	2,045	75,780
	Korea Aerospace Industries Ltd.	9,258	1,060,659
	Korea Alcohol Industrial Co. Ltd.	4,299	40,902
	Korea Asset In Trust Co. Ltd.	6,944	12,443
#	Korea Circuit Co. Ltd.	5,045	322,162
	Korea District Heating Corp.	321	16,667
	Korea Electric Power Corp. (015760 KS)	18,544	555,613
*	Korea Electric Power Corp. (KEP US), Sponsored ADR	1,200	18,348
	Korea Electric Terminal Co. Ltd.	1,016	62,872
	Korea Fuel-Tech Corp.	5,317	25,235
	Korea Gas Corp.	3,491	92,562
	Korea Information & Communications Co. Ltd.	5,701	44,033
	Korea Information Certificate Authority, Inc.	8,779	38,583
	Korea Investment Holdings Co. Ltd.	13,262	2,179,258
*	Korea Line Corp.	31,038	54,328
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petrochemical Ind Co. Ltd.	688	$84,967
	Korea Petroleum Industries Co.	2,315	24,945
	Korea Ratings Corp.	531	38,073
	Korea Real Estate Investment & Trust Co. Ltd.	59,779	64,542
	Korea United Pharm, Inc.	2,941	40,195
	Korean Air Lines Co. Ltd.	69,434	1,162,153
	Korean Reinsurance Co.	52,474	438,521
	Koryo Credit Information Co. Ltd.	2,924	19,832
*	KPX Electrochem Co. Ltd.	446	2,670
	Krafton, Inc.	7,394	1,329,413
	KSS LINE Ltd.	6,720	58,133
	KT Corp. (030200 KS)	2,588	106,623
*	KT Corp. (KT US), Sponsored ADR	2,500	53,575
	KT Skylife Co. Ltd.	6,122	20,360
	KT&G Corp.	9,098	1,096,871
*	Kuk-il Paper Manufacturing Co. Ltd.	8,527	2,507
	Kumho Petrochemical Co. Ltd.	5,349	532,173
*	Kumho Tire Co., Inc.	23,504	92,904
*	Kumyang Green Power Co. Ltd.	2,417	26,358
	Kwang Dong Pharmaceutical Co. Ltd.	5,425	30,371
*	Kwangmu Co. Ltd.	9,563	13,840
	Kyeryong Construction Industrial Co. Ltd.	2,244	44,208
	Kyobo Securities Co. Ltd.	7,541	70,114
	Kyochon F&B Co. Ltd.	6,542	19,817
#	Kyung Dong Navien Co. Ltd.	2,806	147,902
	Kyungbang Co. Ltd.	3,035	20,795
	Kyungdong Pharm Co. Ltd.	4,514	17,181
	Kyung-In Synthetic Corp.	9,161	31,548
	KZ Precision Corp.	5,214	51,766

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LabGenomics Co. Ltd.	25,690	$23,129
	Lake Materials Co. Ltd.	10,907	171,348
*	LB Semicon, Inc.	17,234	66,030
	Lee Ku Industrial Co. Ltd.	4,760	19,383
	LEENO Industrial, Inc.	12,370	1,010,121
	LF Corp.	2,561	42,978
	LG Chem Ltd.	6,064	1,642,392
	LG Corp.	16,589	1,119,570
*	LG Display Co. Ltd. (034220 KS)	88,477	738,735
	LG Electronics, Inc.	35,722	3,440,494
*	LG Energy Solution Ltd.	1,156	362,907
	LG H&H Co. Ltd.	2,065	355,921
	LG Innotek Co. Ltd.	4,871	1,904,346
	LG Uplus Corp.	75,046	804,698
	LIG Accuver Co. Ltd.	1,320	47,253
	LIG Defense&Aerospace Co. Ltd.	2,783	1,765,439
*	LigaChem Biosciences, Inc.	458	57,635
*	LOT Vacuum Co. Ltd.	3,137	33,871
	Lotte Chemical Corp.	3,950	306,501
	Lotte Chilsung Beverage Co. Ltd.	881	73,000
	Lotte Corp.	6,901	143,642
*	Lotte Data Communication Co.	1,292	20,218
*	Lotte Energy Materials Corp.	7,268	329,893
	LOTTE Fine Chemical Co. Ltd.	6,073	286,087
*	Lotte Non-Life Insurance Co. Ltd.	18,622	26,620
#	Lotte Rental Co. Ltd.	5,988	136,268
	Lotte Shopping Co. Ltd.	2,327	213,230
*	Lotte Tour Development Co. Ltd.	5,209	73,489
	Lotte Wellfood Co. Ltd.	723	59,312
	LS Corp.	4,164	1,295,476
	LS Eco Energy Ltd.	3,532	210,555
	LS Electric Co. Ltd.	19,450	3,735,292
*	LVMC Holdings	27,400	31,570
*	LX Hausys Ltd.	2,198	53,874
	LX Holdings Corp.	17,571	108,561
	LX International Corp.	11,331	410,643
		Shares	Value»
SOUTH KOREA — (Continued)
	LX Semicon Co. Ltd.	2,411	$102,489
	Macquarie Korea Infrastructure Fund	66,982	512,854
	Macrogen, Inc.	1,886	20,657
	Maeil Dairies Co. Ltd.	1,216	29,840
*	Manyo Co. Ltd.	1,809	19,404
	Mcnex Co. Ltd.	4,549	71,311
	Mecaro Co. Ltd.	1,401	34,655
*	Medipost Co. Ltd.	5,303	100,507
*	MedPacto, Inc.	4,982	17,267
	Medytox, Inc.	1,025	73,539
*	Meerecompany, Inc.	1,073	11,782
	MegaStudy Co. Ltd.	3,852	35,142
	MegaStudyEdu Co. Ltd.	2,801	89,662
#*	Meritz Financial Group, Inc.	17,552	1,328,334
	META BIOMED Co. Ltd.	6,736	20,292
#*	MiCo Ltd.	14,070	218,565
*	Micro Digital Co. Ltd.	3,312	13,852
#*	Mirae Asset Life Insurance Co. Ltd.	15,568	168,150
#	Mirae Asset Securities Co. Ltd.	34,325	1,524,662
#*	Mirae Asset Venture Investment Co. Ltd.	2,104	75,122
	Misto Holdings Corp.	11,056	304,127
	Miwon Commercial Co. Ltd.	803	82,498
	Miwon Specialty Chemical Co. Ltd.	364	30,137
	MK Electron Co. Ltd.	6,706	127,840
	MNTech Co. Ltd.	3,303	23,316
	Mobase Electronics Co. Ltd.	19,794	51,196
*	Modetour Network, Inc.	3,555	27,430
*	Motrex Co. Ltd.	5,962	36,555
	mPlus Corp.	2,590	30,827
	Muhak Co. Ltd.	3,078	18,488
	Myoung Shin Industrial Co. Ltd.	5,914	53,542
	Namhae Chemical Corp.	6,477	51,332
*	Namsun Aluminum Co. Ltd.	32,959	46,790
	Namuga Co. Ltd.	3,667	47,554
	Namyang Dairy Products Co. Ltd.	994	35,297
	NAVER Corp.	13,027	1,871,227
	NC Corp.	2,366	436,835
	NeoPharm Co. Ltd.	1,691	23,346
	Neosem, Inc.	3,133	40,298

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Neowiz	2,815	$42,037
*	Nepes Ark Corp.	2,443	63,551
*	NEPES Corp.	7,008	154,551
*	Neptune Co.	6,362	17,455
Ω	Netmarble Corp.	6,837	230,389
	New Power Plasma Co. Ltd.	9,524	43,693
	Newflex Technology Co. Ltd.	7,227	32,379
	Nexen Tire Corp.	3,351	16,856
*	Nexon Games Co. Ltd.	2,603	20,929
	NEXTIN, Inc.	894	42,620
	NH Investment & Securities Co. Ltd.	41,530	952,241
	NHN Corp.	4,323	120,961
	NHN KCP Corp.	5,618	75,408
	NICE Holdings Co. Ltd.	6,510	64,142
	Nice Information & Telecommunication, Inc.	1,983	37,768
#	NICE Information Service Co. Ltd.	13,197	136,432
	Nong Shim Holdings Co. Ltd.	629	41,587
	NongShim Co. Ltd.	1,111	285,276
	NOROO Paint & Coatings Co. Ltd.	2,474	14,765
	NOVAREX Co. Ltd.	3,715	37,636
	Novatech Co. Ltd.	1,225	19,419
	NPC	3,679	9,744
*	OCI Co. Ltd.	751	76,796
	OCI Holdings Co. Ltd.	4,135	1,042,700
*	Okins Electronics Co. Ltd.	3,445	52,002
*	ONEJOON Co. Ltd.	5,217	35,156
#*	Orbitech Co. Ltd.	4,560	36,256
*	Oriental Precision & Engineering Co. Ltd.	5,619	30,593
	Orion Corp.	7,284	707,580
	Orion Holdings Corp.	9,513	167,222
*	OSTEONIC Co. Ltd.	3,282	14,723
*	Osung Advanced Materials Co. Ltd.	18,972	18,627
	Otoki Corp.	344	85,035
	Pan Ocean Co. Ltd.	76,988	289,061
	Pang Rim Co. Ltd.	3,228	12,464
*	Panstar Enterprise Co. Ltd.	19,641	14,614
	Paradise Co. Ltd.	13,998	150,688
	Park Systems Corp.	1,564	307,891
	Partron Co. Ltd.	6,789	38,074
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Pearl Abyss Corp.	3,315	$132,176
#*	Pentastone Electronics, Inc.	5,871	32,305
	People & Technology, Inc.	6,638	253,620
	PHA Co. Ltd.	1,572	13,928
	PharmaResearch Co. Ltd.	2,538	540,996
	Pharmicell Co. Ltd.	11,347	140,898
	Philenergy Co. Ltd.	2,362	32,134
	PI Advanced Materials Co. Ltd.	4,235	74,053
	PKC Co. Ltd.	5,256	26,171
*	Polaris Office Corp.	7,294	24,614
	Poongsan Corp.	7,316	491,204
	Poongsan Holdings Corp.	4,549	138,787
	Posco DX Co. Ltd.	11,462	271,414
	POSCO Future M Co. Ltd.	735	126,310
	POSCO Holdings, Inc. (005490 KS)	6,377	2,011,312
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	6,151	488,389
	Posco International Corp.	11,695	690,159
	Posco M-Tech Co. Ltd.	2,526	33,948
	POSCO Steeleon Co. Ltd.	5,870	33,405
*	Power Logics Co. Ltd.	8,132	28,516
	Protec Co. Ltd.	770	43,302
#	PSK Holdings, Inc.	2,033	174,250
	PSK, Inc.	6,364	388,920
	Pulmuone Co. Ltd.	3,268	27,292
	Pumtech Korea Co. Ltd.	1,795	50,341
	QRT, Inc.	1,791	25,735
*	Rainbow Robotics	389	177,148
	Refine Co. Ltd.	6,082	52,097
*	Reyon Pharmaceutical Co. Ltd.	2,120	15,463
#	RFHIC Corp.	3,819	245,192
	S&D Co. Ltd.	490	18,391
#	S&S Tech Corp.	3,445	238,757
	S-1 Corp.	3,283	191,231
	Sajo Industries Co. Ltd.	862	31,055
	Sajodaerim Corp.	1,032	22,854
#	Sam Chun Dang Pharm Co. Ltd.	703	201,007

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sam Young Electronics Co. Ltd.	5,658	$58,705
	Sam Yung Trading Co. Ltd.	3,618	49,660
	Sam-A Aluminum Co. Ltd.	884	41,273
	Samchully Co. Ltd.	406	40,595
††	Samick THK Co. Ltd.	1,269	10,139
*	Samil Pharmaceutical Co. Ltd.	2,975	17,931
	Samji Electronics Co. Ltd.	3,049	67,420
	Samjin Pharmaceutical Co. Ltd.	1,687	21,322
	Sammok S-Form Co. Ltd.	1,379	17,542
#	SAMPYO Cement Co. Ltd.	17,261	198,482
*Ω	Samsung Biologics Co. Ltd.	558	556,354
	Samsung C&T Corp.	6,720	1,372,926
	Samsung Card Co. Ltd. (029780 KS)	8,923	321,992
	Samsung Electro-Mechanics Co. Ltd.	5,937	3,405,968
	Samsung Electronics Co. Ltd. (005930 KS)	439,838	66,234,142
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	1,949	7,363,780
	Samsung Engineering Co. Ltd.	50,598	1,832,507
*	Samsung Episholdings Co. Ltd.	574	212,013
	Samsung Fire & Marine Insurance Co. Ltd.	2,507	782,900
*	Samsung Heavy Industries Co. Ltd.	47,588	1,048,202
	Samsung Life Insurance Co. Ltd.	8,618	1,465,743
*	Samsung Pharmaceutical Co. Ltd.	28,426	39,042
*	Samsung SDI Co. Ltd.	7,495	3,549,684
	Samsung SDS Co. Ltd.	11,452	1,296,253
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Securities Co. Ltd.	19,618	$1,437,495
	SAMT Co. Ltd.	23,178	111,489
#	Samwha Capacitor Co. Ltd.	3,391	155,804
	Samwha Electric Co. Ltd.	826	27,459
*	Samyang Biopharmaceuticals Corp.	1,410	73,243
	Samyang Foods Co. Ltd.	936	849,821
	Samyang Holdings Corp.	1,326	62,747
	Samyoung Co. Ltd.	12,236	94,146
	Sang-A Frontec Co. Ltd.	1,874	34,898
	Sangsin Energy Display Precision Co. Ltd.	2,466	44,621
	Saramin Co. Ltd.	2,138	24,711
	Satrec Initiative Co. Ltd.	1,059	118,683
	SD Biosensor, Inc.	11,216	63,959
#	SeAH Besteel Holdings Corp.	4,129	211,318
	SeAH Steel Corp.	668	80,288
	SeAH Steel Holdings Corp.	745	120,919
	Sebang Co. Ltd.	4,469	48,199
	Sebang Global Battery Co. Ltd.	1,731	77,694
	Seegene, Inc.	9,769	162,485
	Segyung Hitech Co. Ltd.	6,661	21,670
	Sejin Heavy Industries Co. Ltd.	7,983	112,162
	Sejong Industrial Co. Ltd.	5,035	27,243
*	SEMCNS Co. Ltd.	4,544	44,384
	Seobu T&D	13,043	132,568
	Seohan Co. Ltd.	13,791	10,111
††	Seohee Construction Co. Ltd.	33,511	13,760
*	Seojin System Co. Ltd.	8,024	325,850
*	Seoul Auction Co. Ltd.	4,379	20,553
*	Seoul Semiconductor Co. Ltd.	8,034	90,548
	Seoyon Co. Ltd.	1,957	12,580
	Seoyon E-Hwa Co. Ltd.	6,608	63,390

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SFA Engineering Corp.	4,903	$104,935
*	SFA Semicon Co. Ltd.	13,844	79,285
*	SG Co. Ltd.	10,607	18,966
#	SGC Energy Co. Ltd.	2,523	101,550
*	SHIFT UP Corp.	3,654	80,811
*	Shin Heung Energy & Electronics Co. Ltd.	7,365	52,748
*	Shin Poong Pharmaceutical Co. Ltd.	6,923	54,740
	Shindaeyang Paper Co. Ltd.	3,739	32,950
	Shinhan Financial Group Co. Ltd. (055550 KS)	52,052	3,534,763
*	SHINHWAPRITECH Co. Ltd.	15,286	26,448
	Shinil Electronics Co. Ltd.	11,482	11,446
	Shinsegae Information & Communication Co. Ltd.	2,249	32,349
	Shinsegae International, Inc.	2,889	29,206
	Shinsegae, Inc.	1,919	530,354
	Shinsung Delta Tech Co. Ltd.	1,889	74,663
*	Shinsung E&G Co. Ltd.	27,321	73,589
*	Shinyoung Securities Co. Ltd.	1,575	212,207
#	Silicon2 Co. Ltd.	10,965	328,623
	SIMMTECH Co. Ltd.	2,713	162,885
	SIMPAC, Inc.	9,536	37,826
	Sindoh Co. Ltd.	1,567	52,915
#*	SK Biopharmaceuticals Co. Ltd.	6,413	437,899
*	SK Bioscience Co. Ltd.	6,012	176,236
#	SK Chemicals Co. Ltd.	3,212	129,406
#	SK Discovery Co. Ltd.	4,198	158,414
#*	SK Eternix Co. Ltd.	2,833	112,019
	SK Gas Ltd.	831	161,990
	SK Hynix, Inc.	40,893	36,467,069
*Ω	SK IE Technology Co. Ltd.	9,523	171,487
	SK Innovation Co. Ltd.	6,804	675,481
#	SK Networks Co. Ltd.	41,848	166,224
		Shares	Value»
SOUTH KOREA — (Continued)
#*	SK oceanplant Co. Ltd.	7,770	$129,628
#*	SK Securities Co. Ltd.	74,669	265,734
	SK Telecom Co. Ltd. (017670 KS)	14,146	916,690
	SK, Inc.	4,672	1,359,910
#*	SKC Co. Ltd.	1,195	96,373
#	SL Corp.	5,652	242,090
#	SM Entertainment Co. Ltd.	1,606	105,320
*	SMEC Co. Ltd.	24,805	75,014
*	Smotronic Co. Ltd.	8,741	16,335
#	SNT Dynamics Co. Ltd.	5,786	234,897
#	SNT Energy Co. Ltd.	2,228	85,557
#	SNT Holdings Co. Ltd.	2,300	97,006
	SNT Motiv Co. Ltd.	3,764	89,347
	SOCAR, Inc.	2,283	27,521
#*	S-Oil Corp.	9,160	833,669
#	Solid, Inc.	20,716	240,385
	SOLUM Co. Ltd.	8,005	105,479
	Solus Advanced Materials Co. Ltd.	13,128	117,288
*	Solux Co. Ltd.	6,199	15,833
	Songwon Industrial Co. Ltd.	5,765	61,783
	Soop Co. Ltd.	2,873	113,755
	Soosan Industries Co. Ltd.	2,080	48,221
	Soulbrain Co. Ltd.	1,451	456,589
	Soulbrain Holdings Co. Ltd.	1,494	74,692
	SP SAMHWA Co. Ltd.	3,272	20,947
	SPG Co. Ltd.	1,751	153,012
	Spigen Korea Co. Ltd.	621	11,244
	ST Pharm Co. Ltd.	1,316	136,357
*	STIC Investments, Inc.	6,915	47,354
*	Studio Dragon Corp.	2,252	53,224
*	STX Engine Co. Ltd.	4,176	176,287
*	Sukgyung AT Co. Ltd.	288	11,147
#	Sung Kwang Bend Co. Ltd.	6,054	190,848
*	Sungchang Enterprise Holdings Ltd.	2,081	10,097
	Sungwoo Hitech Co. Ltd.	18,816	113,938
	Sunjin Co. Ltd.	4,724	34,405
*	Suprema, Inc.	1,173	44,360

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Suresoft Technologies, Inc.	3,723	$19,022
	SY Co. Ltd.	8,899	18,045
*	SY Steel Tech, Inc.	8,139	20,624
*	Synergy Innovation Co. Ltd.	19,036	27,134
#*	Synopex, Inc.	37,670	152,593
	Systems Technology, Inc.	920	23,721
	T&L Co. Ltd.	2,034	84,745
	Taekwang Industrial Co. Ltd.	50	40,321
#*	Taewoong Co. Ltd.	3,630	131,647
*	Taeyoung Engineering & Construction Co. Ltd.	26,728	35,418
*	Taihan Cable & Solution Co. Ltd.	6,549	251,823
	TCC Steel	3,832	51,641
#	TechWing, Inc.	2,638	104,508
*	Telechips, Inc.	3,287	32,127
	TEMC Co. Ltd.	3,602	42,351
	TES Co. Ltd.	2,411	140,005
*	Theragen Etex Co. Ltd.	6,072	12,438
*	TK Chemical Corp.	12,146	22,512
	TK Corp.	4,084	127,616
	TKG Huchems Co. Ltd.	3,594	45,953
	TLB Co. Ltd.	1,781	108,049
	Tokai Carbon Korea Co. Ltd.	1,792	361,599
*	Tongyang Life Insurance Co. Ltd.	5,870	32,993
	Toptec Co. Ltd.	7,951	24,647
	Tovis Co. Ltd.	3,832	45,968
	TS Corp.	24,800	48,768
#	TSE Co. Ltd.	1,422	164,912
	Tuksu Construction Co. Ltd.	2,985	13,670
	TYM Corp.	14,189	77,321
	Ubiquoss, Inc.	2,423	24,399
	Uju Electronics Co. Ltd.	1,734	46,722
	Unid Co. Ltd.	1,619	103,937
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	48,502
*	Unison Co. Ltd.	14,253	13,033
*	UniTest, Inc.	3,363	42,289
	Unitrontech Co. Ltd.	5,684	21,954
	Value Added Technology Co. Ltd.	2,552	39,874
		Shares	Value»
SOUTH KOREA — (Continued)
*	Vaxcell-Bio Therapeutics Co. Ltd.	3,408	$17,418
	Viatron Technologies, Inc.	3,490	27,278
	VICTEK Co. Ltd.	3,660	14,213
*††	Vidente Co. Ltd.	10,155	4,265
	Vieworks Co. Ltd.	1,617	29,792
*	Vina Tech Co. Ltd.	660	79,611
	Vitzro Tech Co. Ltd.	5,265	60,778
	Vitzrocell Co. Ltd.	9,974	386,550
*	Vivozon Pharmaceutical Co. Ltd.	8,419	18,426
*	VM, Inc.	1,417	51,943
*	VT Co. Ltd.	8,052	92,848
	Webzen, Inc.	3,574	29,464
	Wemade Co. Ltd.	4,741	80,242
	Whanin Pharmaceutical Co. Ltd.	3,091	24,762
	WiSoL Co. Ltd.	7,257	36,981
*	Won Ik Corp.	4,262	30,653
	Won Tech Co. Ltd.	13,993	69,541
*	Wonik Holdings Co. Ltd.	12,263	276,189
	WONIK IPS Co. Ltd.	3,583	289,555
	Wonik Materials Co. Ltd.	2,336	84,208
*	Wonik Pne Co. Ltd.	7,762	20,930
	Wonik QnC Corp.	3,926	101,977
	Woojin Ntec, Inc.	1,089	20,268
	Woojin, Inc.	3,421	65,759
	Woori Financial Group, Inc. (316140 KS)	181,312	4,134,666
*	Woori Technology Investment Co. Ltd.	15,696	69,968
#*	Woori Technology, Inc.	18,484	272,865
	Worldex Industry & Trading Co. Ltd.	3,860	86,836
*	W-Scope Chungju Plant Co. Ltd.	3,551	47,369
*	Xperix, Inc.	1,440	3,617
	Y G-1 Co. Ltd.	1,582	16,908
*	Y2 Solution Co. Ltd.	4,034	22,370
	YG Entertainment, Inc.	2,250	82,564
	YG PLUS	3,956	13,736
*	YMT Co. Ltd.	1,675	20,469
	Youlchon Chemical Co. Ltd.	2,419	42,373
	Young Poong Corp.	1,294	57,809

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Youngone Corp.	6,842	$383,635
#	Youngone Holdings Co. Ltd.	1,902	268,831
	Yuanta Securities Korea Co. Ltd.	29,505	105,509
	Yuhan Corp.	3,108	193,911
*	Yungjin Pharmaceutical Co. Ltd.	5,170	6,189
	Yunsung F&C Co. Ltd.	1,001	24,886
	Zeus Co. Ltd.	3,673	40,555
	Zinus, Inc.	3,482	30,352
TOTAL SOUTH KOREA			313,343,967
SPAIN — (1.9%)
	Acciona SA	8,528	2,482,351
	Acerinox SA	80,780	1,325,737
	ACS Actividades de Construccion y Servicios SA	44,872	6,467,610
Ω	Aena SME SA	93,900	2,564,654
	Alantra Partners SA	2,775	34,857
	Almirall SA	17,621	260,843
	Amadeus IT Group SA	51,769	2,987,190
#*	Amper SA	422,874	92,240
	Atresmedia Corp. de Medios de Comunicacion SA	21,180	128,904
#	Audax Renovables SA	38,955	66,146
	Azkoyen SA	5,948	74,248
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	825,678	18,232,944
	Banco de Sabadell SA	2,217,543	8,597,410
	Banco Santander SA (SAN SM)	902,266	11,009,738
*	Banco Santander SA (SAN* MM)	117,268	1,423,177
	Bankinter SA	267,101	4,444,847
	CaixaBank SA	398,831	5,076,457
Ω	Cellnex Telecom SA	35,702	1,201,822
	CIE Automotive SA	12,902	439,820
	Construcciones y Auxiliar de Ferrocarriles SA	6,236	469,479
	Corp. ACCIONA Energias Renovables SA	17,593	462,535
*	Deoleo SA	43,531	16,099
		Shares	Value»
SPAIN — (Continued)
*	Distribuidora Internacional de Alimentacion SA	3,179	$146,807
	Ebro Foods SA	15,365	327,858
#*	eDreams ODIGEO SA	18,405	75,169
	Elecnor SA	11,545	513,128
	Enagas SA	28,947	579,566
#*	Ence Energia y Celulosa SA	30,814	88,674
	Endesa SA	42,831	1,920,913
	Faes Farma SA	95,708	545,812
	Ferrovial SE	25,797	1,771,518
	Fluidra SA	18,925	442,876
Ω	Gestamp Automocion SA	40,282	152,667
Ω	Global Dominion Access SA	27,009	105,340
*	Grenergy Renovables SA	1,407	199,675
#	Grifols SA	61,028	643,483
	Grupo Empresarial San Jose SA	5,388	52,836
	Iberdrola SA IBE SM	108,771	2,550,050
	Iberpapel Gestion SA (IBG SM)	555	12,946
#	Indra Sistemas SA	57,643	3,315,335
	Industria de Diseno Textil SA	66,550	3,983,060
*	Inmocemento SA	6,069	26,490
	Laboratorio Reig Jofre SA	2,628	8,479
	Laboratorios Farmaceuticos Rovi SA	2,432	227,326
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	47,410	66,228
	Logista Integral SA	24,479	956,350
	Mapfre SA	324,382	1,587,956
	Melia Hotels International SA	31,419	409,793
	Miquel y Costas & Miquel SA	8,269	135,537
	Naturgy Energy Group SA	29,838	938,841
Ω	Neinor Homes SA	7,945	155,443
*	Obrascon Huarte Lain SA	34,864	18,081
*	Oryzon Genomics SA	8,509	27,779
	Pharma Mar SA	1,111	125,283
	Prim SA	1,285	19,926

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Promotora de Informaciones SA, Class A	69,984	$24,912
Ω	Prosegur Cash SA	77,104	59,046
*	Realia Business SA	35,327	42,985
#	Redeia Corp. SA	45,382	794,502
	Repsol SA (REP SM)	195,612	5,254,364
	Sacyr SA	97,294	535,599
*	Solaria Energia y Medio Ambiente SA	16,222	462,595
*	Tecnicas Reunidas SA	15,753	652,749
#	Telefonica SA (TEF SM)	749,981	3,384,304
	Telefonica SA (TEF US), Sponsored ADR	10,338	46,107
#	Tubacex SA	38,261	129,843
Ω	Unicaja Banco SA	445,187	1,445,224
	Vidrala SA	7,728	697,148
	Viscofan SA	16,560	1,167,165
TOTAL SPAIN			104,686,876
SWEDEN — (1.7%)
#	AAK AB	11,985	343,789
Ω	AcadeMedia AB	33,500	358,486
	AddLife AB, Class B	28,328	441,698
#	Addnode Group AB	34,121	177,352
#	AddTech AB, Class B	28,906	1,061,601
	AFRY AB	19,107	233,217
#	Alfa Laval AB	22,740	1,368,476
Ω	Alimak Group AB	24,710	292,706
#	Alleima AB	89,889	805,363
	Alligo AB, Class B	9,372	140,581
Ω	Ambea AB	39,862	605,000
*	Annehem Fastigheter AB, Class B	23,136	44,092
	AQ Group AB	14,511	346,474
	Arjo AB, Class B	66,722	176,122
*	Asmodee Group AB, Class B	28,887	388,213
#	Assa Abloy AB, Class B	25,713	989,634
#	Atlas Copco AB (ATCOA SS), Class A	162,372	3,120,405
	Atlas Copco AB (ATCOB SS), Class B	100,484	1,713,365
#	Atrium Ljungberg AB, Class B	54,145	174,055
Ω	Attendo AB	43,233	500,184
		Shares	Value»
SWEDEN — (Continued)
#	Avanza Bank Holding AB	26,230	$948,168
	Avarda Bank AB	11,012	199,575
	Axfood AB	17,325	528,608
	Beijer Alma AB	12,926	406,694
	Beijer Ref AB, Class B	12,176	172,505
	Bergman & Beving AB	11,723	399,004
	Betsson AB, Class B	52,606	535,915
#*	Better Collective AS	6,716	103,656
*	BHG Group AB	48,539	121,704
*	BICO Group AB	6,048	14,153
	Bilia AB, Class A	26,527	361,886
	Billerud Aktiebolag	43,770	300,881
	BioGaia AB, Class B	15,019	193,861
*	BioInvent International AB	33,978	80,692
	Bjorn Borg AB	5,162	37,602
*	Boliden AB	34,766	1,827,488
*	Bonava AB, Class B	42,984	40,546
*Ω	Boozt AB	6,801	87,786
Ω	Bravida Holding AB	66,165	685,578
#	Bufab AB	32,955	426,412
*	Bulten AB	5,345	26,767
	Bure Equity AB	25,410	739,621
	Byggmax Group AB	16,065	83,294
*	Camurus AB	2,184	126,525
*	Carasent AB	3,685	9,542
#	Castellum AB	31,041	397,323
	Catella AB	11,938	27,754
#	Catena AB	5,960	281,146
*	Cavotec Group AB	12,443	17,459
#	Cellavision AB	2,191	28,657
#	Cibus Real Estate AB publ	10,151	161,820
*	Cint Group AB	77,596	48,823
	Clas Ohlson AB, Class B	15,766	682,269
	Cloetta AB, Class B	70,892	364,409
*	Coffee Stain Group AB, Class B	19,378	45,774
Ω	Coor Service Management Holding AB	17,262	102,345
	Corem Property Group AB (CORED SS), Class D	2,165	55,833
*	Ctek AB	9,668	16,816
	CTT Systems AB	2,479	32,598
	Dios Fastigheter AB	22,212	153,099
*Ω	Dometic Group AB	62,258	212,705
#	Duni AB	2,770	25,514
*Ω	Dustin Group AB	196,668	35,575
#*	Dynavox Group AB	15,497	137,731

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Eastnine AB	25,612	$123,101
	Elanders AB, Class B	6,126	32,253
#*	Electrolux AB, Class B	64,893	362,806
	Electrolux Professional AB, Class B	61,030	306,958
	Elekta AB, Class B	53,868	312,856
*	Embracer Group AB	19,378	133,649
*	Enad Global 7 AB	18,744	33,911
*	Enea AB	5,780	50,200
#	Engcon AB	7,932	57,442
	Eolus AB, Class B	4,740	22,215
	Ependion AB	9,101	125,429
	Epiroc AB (EPIA SS), Class A	49,725	1,435,531
	Epiroc AB (EPIB SS), Class B	29,749	741,278
	Essity AB (ESSITYA SS), Class A	2,308	61,056
	Essity AB (ESSITYB SS), Class B	46,339	1,230,098
#Ω	Evolution AB	8,751	616,733
	Ework Group AB	2,805	19,473
	Fabege AB	27,899	234,403
#	Fagerhult Group AB	22,925	55,265
#*	Fasadgruppen Group AB FG SS	10,328	22,610
#*	Fastighets AB Balder, Class B	48,252	288,651
*	Fastighets AB Trianon	11,978	22,700
*	Fastighetsbolaget Emilshus AB, Class B	5,463	31,407
	FastPartner AB (FPARA SS), Class A	3,529	15,107
#	FastPartner AB (FPARD SS), Class D	1,512	11,961
	Fenix Outdoor International AG	1,057	48,477
#	Getinge AB, Class B	41,823	841,974
	Granges AB	39,772	750,639
*Ω	Green Landscaping Group AB	5,224	17,395
*	Gruvaktiebolaget Viscaria	33,257	58,872
#	H & M Hennes & Mauritz AB, Class B	41,894	751,901
	Hanza AB	10,233	151,906
#	Heba Fastighets AB, Class B	12,948	35,810
		Shares	Value»
SWEDEN — (Continued)
	Hemnet Group AB	20,622	$267,332
#	Hexagon AB, Class B	68,934	753,100
*	Hexatronic Group AB	29,315	121,517
	Hexpol AB	41,112	335,633
*	HMS Networks AB	7,876	459,028
Ω	Hoist Finance AB	14,551	224,724
#	Holmen AB (HOLMB SS), Class B	13,019	449,155
	Hufvudstaden AB, Class A	16,447	219,038
	Humana AB	15,563	82,153
	Husqvarna AB (HUSQA SS), Class A	4,692	22,278
#	Husqvarna AB (HUSQB SS), Class B	58,787	283,199
	Indutrade AB	24,134	521,387
#	Instalco AB	55,135	230,363
#*	International Petroleum Corp. (IPCO CN)	1,551	43,823
#*	International Petroleum Corp. (IPCO SS)	36,209	1,019,697
*	Intrum AB	27,363	105,923
#	INVISIO AB	8,043	232,963
	Inwido AB	26,224	400,383
#	JM AB	48,513	609,822
*	John Mattson Fastighetsforetagen AB	4,685	29,918
*	Karnov Group AB	17,865	130,201
*	K-fast Holding AB	34,295	38,643
#*	Klarabo Sverige AB, Class B	17,016	26,437
	KNOW IT AB	5,403	46,603
	Lagercrantz Group AB, Class B	47,909	1,266,881
#	Lifco AB, Class B	12,938	407,097
#	Lime Technologies AB	2,238	53,833
	Lindab International AB	26,860	444,401
	Logistea AB, Class B	27,429	41,621
	Loomis AB	26,003	1,210,951
*	Maha Capital AB	15,562	18,627
*	Medcap AB	3,268	169,803
	Medicover AB, Class B	15,520	347,177
	MEKO AB	14,855	109,320
	Micro Systemation AB, Class B	5,052	35,443
#	MIPS AB	2,885	85,536

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Modern Times Group MTG AB, Class B	17,964	$244,343
	Momentum Group AB	10,010	116,277
#Ω	Munters Group AB	26,641	587,323
	Mycronic AB	37,038	1,168,724
*	NCAB Group AB	30,166	237,229
	NCC AB, Class B	29,665	642,611
	Nederman Holding AB	2,314	29,362
*	Neobo Fastigheter AB	12,655	22,199
*	Net Insight AB, Class B	74,509	27,063
	New Wave Group AB, Class B	46,314	487,277
#	Nibe Industrier AB, Class B	89,418	406,481
	Nivika Fastigheter AB, Class B	8,076	34,293
*	Nobia AB	333,406	62,375
	Nolato AB, Class B	69,620	374,726
	Nordnet AB publ	25,003	824,123
*	Norion Bank AB	21,791	124,702
	Note AB	5,347	99,149
#	NP3 Fastigheter AB	8,033	226,749
#	Nyfosa AB	30,997	225,290
	OEM International AB, Class B	23,010	361,553
*	Orron Energy AB	75,740	77,973
*	Ovzon AB	22,398	131,830
	Pandox AB	27,343	502,515
#	Peab AB, Class B	64,301	624,709
	Platzer Fastigheter Holding AB, Class B	15,074	112,788
	Prevas AB, Class B	1,225	11,084
	Proact IT Group AB	13,302	164,003
	Ratos AB, Class B	67,162	238,695
#	RaySearch Laboratories AB	10,869	224,263
#	Rejlers AB	4,668	73,536
	Rusta AB	9,598	105,224
	Rvrc Holding AB	22,271	134,150
	Saab AB, Class B	5,220	316,871
#	Sagax AB (SAGAB SS), Class B	9,145	181,994
*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	209,064	76,496
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	13,053	11,646
#	Sandvik AB	65,394	2,750,937
	Scandi Standard AB	21,297	345,685
		Shares	Value»
SWEDEN — (Continued)
Ω	Scandic Hotels Group AB	70,844	$690,901
*	Sdiptech AB, Class B	8,724	213,719
	Sectra AB, Class B	27,667	769,843
#	Securitas AB, Class B	66,906	1,122,880
*	Sedana Medical AB	19,405	21,822
*	Sensys Gatso Group AB	4,148	17,684
*Ω	Sinch AB	232,254	736,875
	SinterCast AB	992	10,203
#	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	109,777	2,172,725
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,726	34,915
	Skanska AB, Class B	45,055	1,216,815
	SKF AB (SKFA SS), Class A	3,007	75,756
#	SKF AB (SKFB SS), Class B	54,642	1,375,816
	SkiStar AB	15,716	272,465
	Solid Forsakring AB	5,351	55,412
	SSAB AB (SSABA SS), Class A	40,568	365,120
	SSAB AB (SSABAH FH), Class A	2,266	20,316
#	SSAB AB (SSABB SS), Class B	113,319	1,031,746
	SSAB AB (SSABBH FH), Class B	12,844	115,181
*	Stendorren Fastigheter AB	3,083	62,650
	Stenhus Fastigheter I Norden AB	9,581	11,806
*	Stillfront Group AB	116,245	65,905
	Storskogen Group AB, Class B	489,739	483,919
	Svedbergs Group AB	9,684	57,592
	Svenska Cellulosa AB SCA (SCAA SS), Class A	3,121	35,526
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	78,467	899,122
#	Svenska Handelsbanken AB (SHBA SS), Class A	74,650	1,060,771

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,473	$35,571
	Sweco AB, Class B	32,753	450,378
	Swedbank AB, Class A	63,812	2,255,705
*	Swedish Logistic Property AB, Class B	16,381	67,432
*	Swedish Orphan Biovitrum AB	10,916	512,103
	Synsam AB	39,659	244,376
	Systemair AB	26,063	201,145
	Tele2 AB, Class B	98,298	2,015,543
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	9,881	116,299
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	330,612	3,943,870
	Telia Co. AB	444,781	2,325,537
#Ω	Thule Group AB	11,321	282,782
	Trelleborg AB, Class B	28,963	1,189,193
#	Troax Group AB	12,721	146,875
	Truecaller AB, Class B	54,639	71,933
	VBG Group AB, Class B	6,933	253,452
*	Vestum AB	50,938	59,587
*	Viaplay Group AB	156,249	24,835
	Vitec Software Group AB, Class B	5,458	151,317
#	Vitrolife AB	17,865	203,508
	Volati AB	6,306	56,950
	Volvo AB (VOLVA SS), Class A	26,966	940,347
#	Volvo AB (VOLVB SS), Class B	208,445	7,265,712
#*	Volvo Car AB, Class B	68,400	163,656
#	Wallenstam AB, Class B	48,576	206,574
	Wihlborgs Fastigheter AB	43,452	384,153
*	XANO Industri AB, Class B	1,575	10,123
*	XSpray Pharma AB 2643722D SS	246	730
		Shares	Value»
SWEDEN — (Continued)
*	XSpray Pharma AB XSPRAY SS	2,462	$7,092
TOTAL SWEDEN			93,385,514
SWITZERLAND — (4.8%)
	ABB Ltd.	71,518	7,233,306
	Accelleron Industries AG (ACLN SW)	37,593	4,027,696
#	Adecco Group AG	32,629	751,935
#	Alcon AG	65,684	4,917,791
	Allreal Holding AG	6,223	1,699,443
	ALSO Holding AG	1,863	384,197
*	Amrize Ltd.	70,308	3,861,005
*	ams-OSRAM AG	27,090	435,111
	APG SGA SA	317	73,293
*	Arbonia AG	17,352	91,689
*	Aryzta AG	6,866	549,460
	Ascom Holding AG	9,244	62,321
	Autoneum Holding AG	1,032	150,724
	Avolta AG	34,258	1,893,218
#	Bachem Holding AG	746	67,824
	Banque Cantonale de Geneve	7,670	350,990
#	Banque Cantonale Vaudoise	9,755	1,537,140
#	Barry Callebaut AG	1,093	1,638,253
*	Basilea Pharmaceutica Ag Allschwil	4,282	298,048
	Belimo Holding AG	1,366	1,250,927
	Bell Food Group AG	658	156,937
	Bellevue Group AG	2,041	19,760
	Berner Kantonalbank AG	2,065	1,075,202
	BKW AG	3,991	797,777
#	Bossard Holding AG, Class A	2,184	446,393
	Bucher Industries AG	2,792	1,108,693
	Burckhardt Compression Holding AG	1,189	796,191
	Burkhalter Holding AG	2,319	550,565
#	Bystronic AG	335	83,540
#	Calida Holding AG	469	9,419
*	Carlo Gavazzi Holding AG	167	32,159
	Cembra Money Bank AG	11,681	1,427,856
	Chocoladefabriken Lindt & Spruengli AG LISN SW	7	904,711

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Cicor Technologies Ltd.	1,175	$207,163
	Cie Financiere Richemont SA, Class A	33,209	6,373,381
	Cie Financiere Tradition SA, Class BR	1,048	394,393
	Clariant AG	43,008	442,958
#	Coltene Holding AG	1,259	75,179
	Cosmo NV	1,934	203,421
	CPH Group AG	347	25,612
	Daetwyler Holding AG, Class BR	2,684	539,082
	DKSH Holding AG	14,115	1,077,524
	dormakaba Holding AG	8,465	563,646
	DSM-Firmenich AG	14,338	1,070,888
	EFG International AG	45,706	983,399
	Emmi AG	776	812,096
#	EMS-Chemie Holding AG	733	624,827
#*	Feintool International Holding AG	1,631	19,450
	Flughafen Zurich AG	8,360	2,373,875
	Forbo Holding AG	272	256,251
	Fundamenta Real Estate AG	5,114	117,849
	Galderma Group AG	4,004	840,013
Ω	Galenica AG	21,300	2,269,290
	Geberit AG	6,209	4,195,798
	Georg Fischer AG	22,820	1,248,278
	Givaudan SA	477	1,701,010
	Glarner Kantonalbank	1,795	54,174
	Helvetia Baloise Holding AG	30,210	8,283,099
	Hiag Immobilien Holding AG	977	170,571
	Holcim AG (HOLN SW)	63,568	5,907,142
	Huber & Suhner AG	6,475	1,880,528
	Hypothekarbank Lenzburg AG	3	15,952
	Implenia AG	3,093	244,104
	Inficon Holding AG	5,249	971,592
	Interroll Holding AG	159	333,045
	Intershop Holding AG	1,435	311,491
	Investis Holding SA	981	199,634
	Julius Baer Group Ltd.	51,625	4,243,415
	Jungfraubahn Holding AG	1,642	574,123
	Kardex Holding AG	1,972	704,571
*	Komax Holding AG	684	47,408
		Shares	Value»
SWITZERLAND — (Continued)
*	Kudelski SA, Class BR	13,192	$21,135
#	Kuehne & Nagel International AG	10,418	2,446,843
	Landis & Gyr Group AG	8,347	560,691
*	LEM Holding SA	71	27,725
	Liechtensteinische Landesbank AG	5,570	684,968
#	Logitech International SA (LOGI US)	30,558	3,033,798
	Logitech International SA (LOGN SW)	1,150	113,519
	Lonza Group AG	7,196	4,424,251
	Luzerner Kantonalbank AG	6,892	908,820
Ω	Medacta Group SA	1,735	314,808
Ω	Medmix AG	7,618	81,256
#	Meier Tobler Group AG	1,836	79,490
#	Metall Zug AG, Class B	58	53,885
	Mikron Holding AG	3,910	81,629
	Mobilezone Holding AG	11,233	209,114
	Mobimo Holding AG	2,861	1,365,993
#*	Molecular Partners AG	3,503	14,433
*Ω	Montana Aerospace AG	7,478	196,618
	Naturenergie Holding AG	1,933	82,908
	Nestle SA	210,636	21,324,511
	Novartis AG (NOVN SW)	88,289	13,048,202
#	Novartis AG (NVS US), Sponsored ADR	101,021	14,935,955
	Novavest Real Estate AG	1,587	88,534
	OC Oerlikon Corp. AG Pfaeffikon	48,835	213,625
*	Orior AG	2,610	43,463
#	Partners Group Holding AG	2,617	2,845,209
*	Peach Property Group AG	557	3,550
	Phoenix Mecano AG	286	155,166
	Plazza AG, Class A	241	137,613
*Ω	PolyPeptide Group AG	3,457	169,224
	PSP Swiss Property AG	10,900	2,178,593
#*	Rieter Holding AG	19,994	83,362

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Roche Holding AG	52,911	$21,561,224
	Roche Holding AG (RO SW), Class BR	2,458	1,028,087
	Romande Energie Holding SA	2,262	149,828
	Sandoz Group AG (SDZ SW)	112,680	9,038,435
	Sandoz Group AG (SDZNY US), ADR	11,882	953,055
	Schindler Holding AG SCHN SW	1,827	611,754
#	Schweiter Technologies AG	269	95,324
	Schweizerische Nationalbank	18	79,532
*Ω	Sensirion Holding AG	2,543	220,184
	SFS Group AG	6,263	954,197
#	SGS SA	33,234	3,600,905
	Siegfried Holding AG	15,790	1,592,543
*	SIG Group AG	87,492	1,417,747
	Sika AG	14,671	2,706,304
*	Softwareone Holding AG SWON NO	8,226	72,396
#	Softwareone Holding AG SWON SW	36,904	326,570
	Sonova Holding AG	7,855	1,721,880
	St. Galler Kantonalbank AG	1,088	895,213
#	Stadler Rail AG	11,676	341,103
#	Straumann Holding AG	12,242	1,328,609
	Sulzer AG	7,639	1,454,071
#	Sunrise Communications AG, Class A	20,916	1,247,747
#	Swatch Group AG (UHR SW), Class BR	8,781	2,038,320
	Swatch Group AG (UHRN SW)	16,186	752,252
#	Swiss Life Holding AG	4,659	5,470,143
	Swiss Prime Site AG	28,809	4,992,475
	Swiss Re AG	47,666	7,678,452
	Swisscom AG	5,795	4,901,571
	Swissquote Group Holding SA	4,529	2,292,076
#	Tecan Group AG	616	93,201
	Temenos AG	15,937	1,511,521
	Thurgauer Kantonalbank	389	94,732
	TX Group AG	1,137	180,601
		Shares	Value»
SWITZERLAND — (Continued)
*	UBS Group AG (UBS US)	7,116	$312,417
	UBS Group AG (UBSG SW)	204,461	9,047,767
	Valiant Holding AG	6,005	1,395,051
	Varia U.S. Properties AG	573	10,865
Ω	VAT Group AG	1,893	1,422,117
	Vaudoise Assurances Holding SA	315	329,574
#	Vetropack Holding AG	4,876	126,499
	Vontobel Holding AG	11,746	996,376
	VP Bank AG, Class A	914	100,787
	VZ Holding AG	5,041	983,473
#	V-ZUG Holding AG	602	30,670
	Walliser Kantonalbank	618	121,807
	Warteck Invest AG	42	110,160
#	Ypsomed Holding AG	606	211,717
	Zehnder Group AG	2,900	244,946
*	Zueblin Immobilien Holding AG	454	30,824
	Zug Estates Holding AG, Class B	76	231,429
	Zuger Kantonalbank, Class BR	40	594,111
	Zurich Insurance Group AG	10,396	7,248,299
TOTAL SWITZERLAND			263,919,638
TAIWAN — (7.7%)
	91APP, Inc.	18,000	37,374
	Aaeon Technology, Inc.	5,248	20,362
	Abico Avy Co. Ltd.	34,134	44,265
#	Ability Enterprise Co. Ltd.	120,823	302,994
	Ability Opto-Electronics Technology Co. Ltd.	7,083	24,433
#	AcBel Polytech, Inc.	215,786	328,494
	Accton Technology Corp.	73,000	5,346,267
	Acer E-Enabling Service Business, Inc.	6,000	37,022
#	Acer, Inc.	973,000	855,508
	ACES Electronic Co. Ltd.	39,719	110,776
*	Acme Electronics Corp.	24,000	21,896
*	Acon Holding, Inc.	79,041	17,481

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Acter Group Corp. Ltd.	34,470	$921,435
	Action Electronics Co. Ltd.	63,000	25,433
	Actron Technology Corp.	15,000	65,291
#	ADATA Technology Co. Ltd.	103,976	1,485,453
	Addcn Technology Co. Ltd.	13,106	64,132
*	Adimmune Corp.	91,000	50,996
	Adlink Technology, Inc.	14,000	33,404
#	Advanced Ceramic X Corp.	12,000	65,669
#	Advanced Energy Solution Holding Co. Ltd.	10,000	358,340
	Advanced International Multitech Co. Ltd.	60,000	111,947
*	Advanced Optoelectronic Technology, Inc.	31,000	26,403
	Advanced Power Electronics Corp.	29,000	110,560
#	Advanced Wireless Semiconductor Co.	41,000	189,588
	Advancetek Enterprise Co. Ltd.	96,571	80,391
	Advantech Co. Ltd.	109,757	1,255,120
	Aero Win Technology Corp.	22,000	24,497
	Aerospace Industrial Development Corp.	150,000	223,682
	AGV Products Corp.	191,875	60,066
#	AIC, Inc.	7,000	150,806
	Air Asia Co. Ltd.	10,000	14,894
	Airoha Technology Corp.	6,000	105,250
	Airtac International Group	39,122	1,826,603
	Alchip Technologies Ltd.	6,000	802,529
	Alexander Marine Co. Ltd.	9,108	49,079
*	ALI Corp.	28,000	20,972
	Allied Circuit Co. Ltd.	14,019	187,699
	Allied Supreme Corp.	10,000	71,220
	Allis Electric Co. Ltd.	42,603	149,169
	Alltek Technology Corp.	49,040	81,204
		Shares	Value»
TAIWAN — (Continued)
	Alltop Technology Co. Ltd.	16,000	$168,709
	Alpha Networks, Inc.	78,072	83,698
#	Altek Corp.	130,445	168,227
	Amazing Microelectronic Corp.	21,965	54,271
	Ambassador Hotel	109,000	144,156
	AMPACS Corp.	20,000	18,964
	Ampak Technology, Inc.	6,000	11,891
	Ampire Co. Ltd.	28,000	22,363
	Ample Electronic Technology Co. Ltd.	7,350	57,446
	AMPOC Far-East Co. Ltd.	24,376	96,276
#	AmTRAN Technology Co. Ltd.	228,665	303,858
*	Amulaire Thermal Technology, Inc.	11,000	10,446
	Anji Technology Co. Ltd.	22,000	23,345
	Aopen, Inc.	11,000	16,976
	Apac Opto Electronics, Inc.	20,000	138,459
	Apacer Technology, Inc.	35,750	254,883
	APAQ Technology Co. Ltd.	10,000	51,637
	Apex Biotechnology Corp.	19,000	17,154
#*	Apex International Co. Ltd.	72,424	121,488
	Apex Science & Engineering	38,828	13,127
	Arcadyan Technology Corp.	43,540	220,466
	Ardentec Corp.	200,990	1,261,841
	ARES International Corp.	9,000	15,046
#	Argosy Research, Inc.	23,714	126,541
	ASE Technology Holding Co. Ltd.	220,931	3,463,016
#	Asia Cement Corp.	460,000	510,081
#	Asia Optical Co., Inc.	68,000	303,430
	Asia Polymer Corp.	134,319	63,912
	Asia Tech Image, Inc.	12,000	27,440
	Asia Vital Components Co. Ltd.	39,814	3,645,114
	ASIX Electronics Corp.	12,000	39,371

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ASMedia Technology, Inc.	13,260	$583,431
	ASolid Technology Co. Ltd.	10,000	28,685
	ASPEED Technology, Inc.	6,500	3,494,220
	ASROCK, Inc.	15,000	113,583
#	Asustek Computer, Inc.	66,000	1,222,848
	ATE Energy International Co. Ltd.	25,890	19,739
	Aten International Co. Ltd.	28,000	61,169
	Audix Corp.	34,000	71,838
#	AUO Corp. (2409 TT)	1,200,000	659,882
	AURAS Technology Co. Ltd.	5,000	184,636
	Aurora Corp.	14,100	25,453
	Avalue Technology, Inc.	20,000	58,018
	Avermedia Technologies	21,000	31,631
	Axiomtek Co. Ltd.	20,993	72,193
	Azurewave Technologies, Inc.	11,000	21,377
	Bafang Yunji International Co. Ltd.	14,000	78,483
#	Bank of Kaohsiung Co. Ltd.	351,560	131,654
	Basso Industry Corp.	40,000	41,078
	BenQ Materials Corp.	59,000	48,290
#*	BES Engineering Corp.	649,085	268,756
*	Billion Electric Co. Ltd.	34,000	20,028
#*	Bin Chuan Enterprise Co. Ltd.	22,000	40,867
*	Bionime Corp.	13,536	26,480
*	Biostar Microtech International Corp.	38,000	51,507
	Bioteque Corp.	15,000	54,761
	Bizlink Holding, Inc.	43,424	3,899,177
	Bon Fame Co. Ltd.	12,000	20,833
	Bonny Worldwide Ltd.	3,000	14,000
	Bora Pharmaceuticals Co. Ltd.	10,790	140,311
	Brave C&H Supply Co. Ltd.	11,000	26,219
	Bright Led Electronics Corp.	41,000	41,142
		Shares	Value»
TAIWAN — (Continued)
	Brightek Optoelectronic Co. Ltd.	11,000	$14,893
	Brighton-Best International Taiwan, Inc.	109,423	116,364
	Brillian Network & Automation Integrated System Co. Ltd.	5,431	77,921
	Brogent Technologies, Inc.	10,390	30,853
	C Sun Manufacturing Ltd.	12,939	252,858
*	Calin Technology Co. Ltd.	21,000	19,414
*	Caliway Biopharmaceuticals Co. Ltd.	20,000	66,353
*	Cameo Communications, Inc.	90,763	25,345
	Capital Futures Corp.	53,629	95,316
	Capital Securities Corp.	787,680	702,309
*	Career Technology MFG. Co. Ltd.	103,796	59,682
	Castles Technology Co. Ltd.	18,742	28,356
	Caswell, Inc.	10,000	25,780
#	Catcher Technology Co. Ltd.	137,000	902,376
	Cathay Consolidated, Inc.	5,000	14,568
	Cathay Financial Holding Co. Ltd.	822,286	2,007,293
	Cathay Real Estate Development Co. Ltd.	213,000	156,682
*	CCP Contact Probes Co. Ltd.	36,074	324,406
#	Celxpert Energy Corp.	34,390	37,207
	Cenra, Inc.	47,500	47,572
#	Center Laboratories, Inc.	185,871	231,179
#	Central Reinsurance Co. Ltd.	126,880	120,580
	Century Iron & Steel Industrial Co. Ltd.	35,000	112,418
	Chailease Holding Co. Ltd.	323,754	1,186,544

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chaintech Technology Corp.	13,000	$12,563
	Champion Microelectronic Corp.	11,000	18,831
	Chang Hwa Commercial Bank Ltd.	1,414,224	945,347
	Chang Wah Electromaterials, Inc.	116,000	177,078
#	Chang Wah Technology Co. Ltd.	112,000	185,792
	Channel Well Technology Co. Ltd.	60,000	106,492
	Chant Sincere Co. Ltd.	12,000	33,028
	Charoen Pokphand Enterprise	65,000	284,575
	CHC Healthcare Group	46,000	42,416
	CHC Resources Corp.	33,000	72,724
	Chen Full International Co. Ltd.	38,000	76,542
	Chenbro Micom Co. Ltd.	10,000	363,441
	Cheng Fwa Industrial Co. Ltd.	23,000	13,001
	Cheng Loong Corp.	271,000	150,857
*	Cheng Mei Materials Technology Corp.	126,408	157,725
	Cheng Shin Rubber Industry Co. Ltd.	226,000	223,636
#	Cheng Uei Precision Industry Co. Ltd.	139,000	164,598
#	Chenming Electronic Technology Corp.	32,000	107,418
	Chia Chang Co. Ltd.	40,000	48,190
	Chia Hsin Cement Corp.	219,300	93,244
#	Chicony Electronics Co. Ltd.	257,773	1,014,995
#	Chicony Power Technology Co. Ltd.	54,481	140,021
	Chief Telecom, Inc.	9,600	104,208
	Chien Kuo Construction Co. Ltd.	35,360	45,571
		Shares	Value»
TAIWAN — (Continued)
	Chien Shing Harbour Service Co. Ltd.	9,000	$11,964
	China Airlines Ltd.	1,491,000	845,037
	China Bills Finance Corp.	341,000	180,914
	China Ecotek Corp.	6,000	9,642
	China Electric Manufacturing Corp.	91,530	34,733
#	China General Plastics Corp.	116,626	54,859
	China Glaze Co. Ltd.	48,000	39,355
*	China Man-Made Fiber Corp.	412,861	85,821
	China Metal Products	74,000	48,836
#	China Motor Corp.	69,200	118,854
#*	China Petrochemical Development Corp.	725,069	170,566
#	China Steel Chemical Corp.	43,000	106,341
	China Steel Corp.	2,694,000	1,599,603
	China Steel Structure Co. Ltd.	25,000	33,799
	China Wire & Cable Co. Ltd.	31,000	31,413
	Chinese Maritime Transport Ltd.	33,000	56,711
	Ching Feng Home Fashions Co. Ltd.	60,478	34,937
	Chin-Poon Industrial Co. Ltd.	114,000	186,489
#	Chipbond Technology Corp.	205,000	1,068,561
	ChipMOS Technologies, Inc. (8150 TT)	182,133	409,383
	Chlitina Holding Ltd.	14,422	48,590
	Chong Hong Development Co. Ltd.	68,239	168,132
	Chroma ATE, Inc.	43,000	2,938,204
	Chun Yuan Steel Industry Co. Ltd.	185,000	144,807
#*	Chung Hung Steel Corp.	230,000	128,591
	Chung Hwa Chemical Industrial Works Ltd.	21,000	54,971
	Chung Hwa Food Industrial Co. Ltd.	5,500	12,907
*	Chung Hwa Pulp Corp.	171,228	70,422

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	112,000	$528,369
	Chunghwa Precision Test Tech Co. Ltd.	4,000	447,867
	Chunghwa Telecom Co. Ltd. (2412 TT)	197,000	845,860
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	3,400	147,356
#	Cleanaway Co. Ltd. (8422 TT)	200,000	175,423
	Clevo Co.	193,000	235,202
#	CMC Magnetics Corp.	450,929	145,694
	C-Media Electronics, Inc.	8,000	10,072
#	Compal Electronics, Inc.	1,172,000	1,083,470
#	Compeq Manufacturing Co. Ltd.	442,000	3,446,690
	Complex Micro Interconnection Co. Ltd.	17,000	20,455
	Compucase Enterprise	18,000	36,731
	Concord International Securities Co. Ltd.	102,257	93,358
	Concord Securities Co. Ltd.	262,674	162,903
	Continental Holdings Corp.	179,000	117,323
#	Contrel Technology Co. Ltd.	49,000	163,590
	Coremax Corp.	18,686	50,749
#	Coretronic Corp.	130,000	276,334
	Co-Tech Development Corp.	90,552	1,152,926
	Creative Sensor, Inc.	28,800	45,359
	Crowell Development Corp.	19,950	14,176
	CS Group Investment Holding Ltd.	19,000	11,400
	CTBC Financial Holding Co. Ltd.	1,968,563	3,256,050
	CTCI Corp.	196,933	229,554
	CviLux Corp.	24,106	96,004
	Cyberlink Corp.	14,000	29,120
	CyberPower Systems, Inc.	17,850	106,300
		Shares	Value»
TAIWAN — (Continued)
*	CyberTAN Technology, Inc.	102,000	$81,256
	DA CIN Construction Co. Ltd.	88,800	202,601
	Dafeng TV Ltd.	12,000	17,761
	Dah San Electric Wire & Cable Co. Ltd.	11,891	17,158
	Da-Li Development Co. Ltd.	116,859	168,028
#	Darfon Electronics Corp.	95,000	80,517
	Darwin Precisions Corp.	87,100	35,512
	Davicom Semiconductor, Inc.	13,000	10,843
	Daxin Materials Corp.	9,900	140,830
	De Licacy Industrial Co. Ltd.	88,542	28,051
	Delpha Construction Co. Ltd.	80,000	52,756
	Delta Electronics, Inc.	56,365	3,952,621
	Depo Auto Parts Ind Co. Ltd.	49,000	194,132
	DFI, Inc.	8,000	14,364
	Dimerco Data System Corp.	12,704	37,691
	Dimerco Express Corp.	40,614	100,129
	DingZing Advanced Materials, Inc.	5,000	13,453
	D-Link Corp.	202,096	89,470
	Donpon Precision, Inc.	16,800	24,891
	Draytek Corp.	12,000	9,233
	Drewloong Precision, Inc.	5,128	23,492
	Dyaco International, Inc.	44,433	29,339
	Dynamic Holding Co. Ltd.	74,328	419,985
#	Dynapack International Technology Corp.	48,000	560,290
#	E Ink Holdings, Inc.	114,000	501,631
	E.Sun Financial Holding Co. Ltd.	1,796,127	1,812,319
	Eastech Holding Ltd.	9,000	21,867
	Eastern Media International Corp.	83,913	53,855
	Eclat Textile Co. Ltd.	30,583	324,911
	eCloudvalley Digital Technology Co. Ltd.	11,000	24,045

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ECOVE Environment Corp.	10,000	$91,229
#	Edimax Technology Co. Ltd.	97,000	45,058
#	Edison Opto Corp.	23,136	17,158
*	Edom Technology Co. Ltd.	72,013	87,854
	eGalax_eMPIA Technology, Inc.	19,695	31,758
#*	Egis Technology, Inc.	19,000	74,526
*	EirGenix, Inc.	6,000	8,578
	Elan Microelectronics Corp.	73,900	320,721
	E-Lead Electronic Co. Ltd.	17,429	30,522
	E-LIFE MALL Corp.	23,000	36,305
	Elite Advanced Laser Corp.	18,768	183,690
	Elite Material Co. Ltd.	25,000	3,725,116
	Elite Semiconductor Microelectronics Technology, Inc.	3,000	16,522
	Elitegroup Computer Systems Co. Ltd.	105,435	69,219
	eMemory Technology, Inc.	12,000	1,519,713
	Emerging Display Technologies Corp.	46,000	33,318
	Ennoconn Corp.	30,840	316,781
	Ennostar, Inc.	181,450	427,985
	EnTie Commercial Bank Co. Ltd.	251,000	108,325
	EOI Investment Holdings Co. Ltd.	62,000	38,237
	Episil-Precision, Inc.	20,000	57,614
	Eris Technology Corp.	3,000	20,982
	Eson Precision Ind Co. Ltd.	30,000	101,442
	Eternal Materials Co. Ltd.	243,527	613,216
	Eurocharm Holdings Co. Ltd.	8,000	42,151
	Eva Airways Corp.	947,922	1,003,904
	Ever Ohms Technology Co. Ltd.	12,000	14,449
	Ever Supreme Bio Technology Co. Ltd.	6,599	26,867
*	Everest Textile Co. Ltd.	164,535	36,274
	Evergreen Aviation Technologies Corp.	26,000	126,764
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	107,500	$162,157
	Evergreen Marine Corp. Taiwan Ltd.	172,872	1,105,893
#	EVERGREEN Steel Corp.	57,000	176,230
#	Everlight Chemical Industrial Corp.	152,405	277,826
	Everlight Electronics Co. Ltd.	150,000	338,232
	Evertop Wire Cable Corp.	47,000	33,061
	Excel Cell Electronic Co. Ltd.	19,000	13,459
#	Excelsior Medical Co. Ltd.	52,268	117,852
*	Falcon Machine Tools Co. Ltd.	31,000	14,996
	Far Eastern Department Stores Ltd.	328,000	230,447
	Far Eastern International Bank	912,413	353,783
#	Far Eastern New Century Corp.	727,100	593,550
	Far EasTone Telecommunications Co. Ltd.	437,061	1,303,475
#	Faraday Technology Corp.	45,853	247,574
	Farglory F T Z Investment Holding Co. Ltd.	29,134	42,828
	Farglory Land Development Co. Ltd.	97,000	211,019
	FDC International Hotels Corp.	7,000	8,752
	Feature Integration Technology, Inc.	8,000	30,304
*	Federal Corp.	103,926	61,831
	Feedback Technology Corp.	8,316	51,153
	Feng Hsin Steel Co. Ltd.	165,000	317,437
	Feng TAY Enterprise Co. Ltd.	100,312	223,443
	FIC Global, Inc.	12,000	25,188
	FineTek Co. Ltd.	4,161	13,214
	Firich Enterprises Co. Ltd.	59,000	41,903

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	First Copper Technology Co. Ltd.	27,000	$32,271
	First Financial Holding Co. Ltd.	1,639,350	1,497,322
	First Hotel	71,000	27,886
	First Insurance Co. Ltd.	96,000	79,244
*	First Steamship Co. Ltd.	223,468	35,462
#	FIT Holding Co. Ltd.	52,000	33,257
#	Fitipower Integrated Technology, Inc.	28,000	135,698
*	FLEXium Interconnect, Inc.	60,112	126,189
	Flytech Technology Co. Ltd.	31,297	107,799
	FocalTech Systems Co. Ltd.	54,000	86,557
	Forcecon Tech Co. Ltd.	22,784	68,710
	Forest Water Environment Engineering Co. Ltd.	18,576	21,224
#	Formosa Advanced Technologies Co. Ltd.	62,000	121,334
	Formosa Chemicals & Fibre Corp.	778,000	1,294,734
	Formosa International Hotels Corp.	20,672	110,111
	Formosa Laboratories, Inc.	40,544	69,509
	Formosa Oilseed Processing Co. Ltd.	15,508	15,703
	Formosa Optical Technology Co. Ltd.	10,000	30,920
	Formosa Petrochemical Corp.	124,000	221,567
	Formosa Plastics Corp.	909,000	1,484,328
#	Formosa Sumco Technology Corp.	23,000	139,966
#	Formosa Taffeta Co. Ltd.	258,000	130,198
	Formosan Rubber Group, Inc.	96,399	80,039
	Formosan Union Chemical Corp.	127,945	75,446
		Shares	Value»
TAIWAN — (Continued)
#	Fortune Electric Co. Ltd.	27,830	$792,500
	Founding Construction & Development Co. Ltd.	72,000	32,576
#	Foxconn Technology Co. Ltd.	297,535	493,236
#	Foxsemicon Integrated Technology, Inc.	36,357	361,361
	Franbo Lines Corp.	92,000	50,155
	Froch Enterprise Co. Ltd.	89,000	45,008
#	FSP Technology, Inc.	45,000	70,944
	Fu Chun Shin Machinery Manufacture Co. Ltd.	21,000	17,164
	Fu Hua Innovation Co. Ltd.	94,429	41,482
#	Fubon Financial Holding Co. Ltd.	724,132	2,063,841
	Fulgent Sun International Holding Co. Ltd.	45,143	111,249
	Fullerton Technology Co. Ltd.	51,000	40,881
#*	Fulltech Fiber Glass Corp.	159,727	565,284
	Fusheng Precision Co. Ltd.	37,000	294,715
	Fwusow Industry Co. Ltd.	60,471	25,808
#	G Shank Enterprise Co. Ltd.	51,888	195,020
	Gallant Precision Machining Co. Ltd.	11,000	46,198
#	Gamania Digital Entertainment Co. Ltd.	54,000	67,558
*	GCS Holdings, Inc.	18,758	412,093
	GEM Services, Inc.	25,210	73,985
#	Gemtek Technology Corp.	153,000	167,413
*	General Interface Solution GIS Holding Ltd.	55,000	134,135
	Generalplus Technology, Inc.	19,000	28,066
#	Genesys Logic, Inc.	21,000	66,866
	Genius Electronic Optical Co. Ltd.	35,616	578,613

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Genovate Biotechnology Co. Ltd.	15,728	$13,711
	GeoVision, Inc.	20,449	35,122
#	Getac Holdings Corp.	163,000	505,116
	GFC Ltd.	15,000	55,498
	Giant Manufacturing Co. Ltd.	96,994	207,574
*	Giantplus Technology Co. Ltd.	91,000	38,350
#	Gigabyte Technology Co. Ltd.	137,000	1,192,961
*	Gigasolar Materials Corp.	16,790	63,421
#*	Gigastorage Corp.	129,000	126,110
#	Global Brands Manufacture Ltd.	116,028	369,205
	Global Lighting Technologies, Inc.	23,000	27,361
#	Global Mixed Mode Technology, Inc.	21,000	168,087
	Global PMX Co. Ltd.	13,000	55,665
	Global Unichip Corp.	13,000	1,797,411
	Globaltek Fabrication Co. Ltd.	12,000	25,698
#	Globalwafers Co. Ltd.	41,000	770,420
	Globe Union Industrial Corp.	110,048	32,290
#	Gloria Material Technology Corp.	165,680	169,087
	GMI Technology, Inc.	20,000	25,981
	Gold Circuit Electronics Ltd.	97,000	4,390,795
	Golden Long Teng Development Co. Ltd.	12,000	9,776
	Goldsun Building Materials Co. Ltd.	284,338	316,893
	Good Will Instrument Co. Ltd.	25,000	45,601
	Gordon Auto Body Parts	24,000	21,488
	Gourmet Master Co. Ltd.	31,237	62,874
	Grand Fortune Securities Co. Ltd.	82,159	40,133
#*	Grand Pacific Petrochemical	344,478	133,773
	Grand Process Technology Corp.	2,000	191,709
	GrandTech CG Systems, Inc.	22,775	31,598
	Grape King Bio Ltd.	30,000	106,652
		Shares	Value»
TAIWAN — (Continued)
	Great China Metal Industry	77,000	$51,898
	Great Taipei Gas Co. Ltd.	75,000	69,944
	Great Tree Pharmacy Co. Ltd.	24,872	60,948
	Great Wall Enterprise Co. Ltd.	220,571	372,171
	Greatek Electronics, Inc.	148,000	397,050
	Green World FinTech Service Co. Ltd.	28,000	42,508
	Group Up Industrial Co. Ltd.	10,000	149,470
	GTM Holdings Corp.	52,000	48,622
#	Gudeng Precision Industrial Co. Ltd.	11,393	197,303
	Hannstar Board Corp.	117,393	310,934
*	HannStar Display Corp.	842,000	217,864
*	HannsTouch Holdings Co.	188,079	72,992
	Hanpin Electron Co. Ltd.	14,000	23,167
*	Harvatek Corp.	62,000	49,743
	Heran Co. Ltd.	16,800	27,826
	Hey Song Corp.	106,000	118,265
	Hi-Clearance, Inc.	8,000	34,348
	Highlight Tech Corp.	19,096	48,842
	Highwealth Construction Corp.	275,695	349,815
	Hi-Lai Foods Co. Ltd.	6,000	29,501
	HIM International Music, Inc.	11,900	31,787
*	Hitron Technology, Inc.	38,559	37,217
	Hiwin Technologies Corp.	68,949	690,992
	Hiyes International Co. Ltd.	18,379	41,288
	Ho Tung Chemical Corp.	300,125	89,375
	Hocheng Corp.	105,780	58,642
	Holdings-Key Electric Wire & Cable Co. Ltd.	39,000	47,844
	Holiday Entertainment Co. Ltd.	15,300	26,794
*	Holtek Semiconductor, Inc.	19,000	32,699
#	Holy Stone Enterprise Co. Ltd.	49,425	338,616

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	746,624	$5,274,913
	Hong Pu Real Estate Development Co. Ltd.	77,000	52,416
	Hong TAI Electric Industrial	66,000	74,684
	Horizon Securities Co. Ltd.	119,780	54,010
*	Hota Industrial Manufacturing Co. Ltd.	58,263	96,002
	Hotai Finance Co. Ltd.	57,490	110,939
#	Hotai Motor Co. Ltd.	45,180	682,080
	Hsin Kuang Steel Co. Ltd.	36,000	46,187
	Hsin Yung Chien Co. Ltd.	12,390	34,712
	Hsing TA Cement Co.	70,000	34,167
#*	HTC Corp.	167,000	214,021
	Hu Lane Associate, Inc.	24,457	83,369
#	HUA ENG Wire & Cable Co. Ltd.	132,000	137,726
	Hua Nan Financial Holdings Co. Ltd.	1,157,869	1,174,702
	Hua Yu Lien Development Co. Ltd.	33,837	53,392
	Huaku Development Co. Ltd.	102,165	406,926
	Huang Hsiang Construction Corp.	34,934	41,409
	Hung Ching Development & Construction Co. Ltd.	54,000	58,593
	Hung Sheng Construction Ltd.	114,664	69,043
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	30,541
#	Hwacom Systems, Inc.	35,000	62,164
#	Hwang Chang General Contractor Co. Ltd.	45,783	67,985
	Ibase Technology, Inc.	34,000	44,900
	IBF Financial Holdings Co. Ltd.	1,282,285	587,996
*	IC Plus Corp.	7,000	15,198
		Shares	Value»
TAIWAN — (Continued)
#	Ichia Technologies, Inc.	94,000	$212,869
	I-Chiun Precision Industry Co. Ltd.	40,426	349,990
*	Ideal Bike Corp.	33,000	6,282
	IEI Integration Corp.	33,340	73,165
	In Win Development, Inc.	10,000	28,102
	Infortrend Technology, Inc.	88,000	112,927
	Ingentec Corp.	2,205	35,192
	Innodisk Corp.	25,012	1,013,720
	Innolux Corp.	1,557,504	1,190,030
	Inpaq Technology Co. Ltd.	23,945	57,935
#	Insyde Software Corp.	13,200	131,912
	Intai Technology Corp.	12,400	38,903
	Integrated Service Technology, Inc.	30,603	195,104
#*	IntelliEPI, Inc.	6,000	154,763
	Interactive Digital Technologies, Inc.	5,000	13,438
*	International CSRC Investment Holdings Co.	163,562	55,647
	International Games System Co. Ltd.	45,000	1,069,609
	Inventec Corp.	573,000	839,463
	Iron Force Industrial Co. Ltd.	14,519	40,298
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	37,734
	ITE Technology, Inc.	37,000	146,260
	ITEQ Corp.	86,029	747,161
	Jarllytec Co. Ltd.	21,525	70,232
	Jean Co. Ltd.	61,962	35,773
	Jentech Precision Industrial Co. Ltd.	4,998	870,131
	Jetwell Computer Co. Ltd.	6,720	36,848
	Jia Wei Lifestyle, Inc.	21,464	20,582
	Jih Lin Technology Co. Ltd.	12,000	21,038
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	32,440
#	Jinan Acetate Chemical Co. Ltd.	161,070	216,766
	Johnson Health Tech Co. Ltd.	23,000	89,185
	JPC connectivity, Inc.	15,250	100,960
	JPP Holding Co. Ltd.	9,450	104,266

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	JSL Construction & Development Co. Ltd.	16,628	$28,553
	K Laser Technology, Inc.	44,000	23,545
	Kaimei Electronic Corp.	31,120	84,963
	Kaori Heat Treatment Co. Ltd.	9,000	367,915
	Kedge Construction Co. Ltd.	12,791	34,148
	Keding Enterprises Co. Ltd.	3,000	12,987
	KEE TAI Properties Co. Ltd.	116,430	35,923
	Kenda Rubber Industrial Co. Ltd.	110,316	60,261
	Kerry TJ Logistics Co. Ltd.	53,000	50,601
	Keystone Microtech Corp.	6,000	412,999
	KGI Financial Holding Co. Ltd.	3,199,608	2,180,687
	KHGEARS International Ltd.	7,000	39,956
	Kindom Development Co. Ltd.	118,520	110,478
	King Chou Marine Technology Co. Ltd.	36,340	54,152
	King Slide Works Co. Ltd.	7,000	888,079
#	King Yuan Electronics Co. Ltd.	511,000	4,996,252
*	King's Town Construction Co. Ltd.	34,000	39,557
	Kinik Co.	18,000	313,743
*	Kinko Optical Co. Ltd.	42,365	85,210
#	Kinpo Electronics	566,000	500,309
	Kinsus Interconnect Technology Corp.	134,902	2,291,770
	KMC Kuei Meng International, Inc.	17,300	44,261
	KNH Enterprise Co. Ltd.	76,000	34,165
	KS Terminals, Inc.	32,000	55,841
	Kuang Hong Arts Management, Inc.	8,000	25,404
	Kung Long Batteries Industrial Co. Ltd.	21,000	81,646
*	Kung Sing Engineering Corp.	190,573	68,510
		Shares	Value»
TAIWAN — (Continued)
#	Kuo Toong International Co. Ltd.	80,315	$128,593
*	Kuo Yang Construction Co. Ltd.	66,360	37,205
	Kwong Lung Enterprise Co. Ltd.	34,000	50,789
	L&K Engineering Co. Ltd.	72,762	1,569,518
	La Kaffa International Co. Ltd.	9,000	18,618
*	LAN FA Textile	93,000	34,405
	Lanner Electronics, Inc.	31,850	81,349
	Largan Precision Co. Ltd. (3008 TT)	23,000	1,846,850
	Laser Tek Taiwan Co. Ltd.	13,300	27,506
	Laster Tech Co. Ltd.	36,000	19,620
*	Leader Electronics, Inc.	43,000	11,740
	Leadtrend Technology Corp.	12,239	23,853
*	Lealea Enterprise Co. Ltd.	207,560	40,121
	LEE CHI Enterprises Co. Ltd.	56,000	18,523
#	Lelon Electronics Corp.	28,000	158,547
	Lemtech Holdings Co. Ltd.	10,138	26,440
	Leo Systems, Inc.	20,000	20,796
*	Leofoo Development Co. Ltd.	19,000	10,001
*	Li Peng Enterprise Co. Ltd.	236,600	37,426
	Lian HWA Food Corp.	27,253	74,881
#	Lien Hwa Industrial Holdings Corp.	229,835	300,360
#	Lingsen Precision Industries Ltd.	117,000	111,155
#	Lintes Technology Co. Ltd.	6,000	76,424
	Lion Travel Service Co. Ltd.	27,000	135,772
	Lite-On Technology Corp.	270,417	1,449,943
	Liton Technology Corp.	27,000	54,139
	Long Da Construction & Development Corp.	61,000	62,765

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Longchen Paper & Packaging Co. Ltd.	127,641	$36,554
	Longwell Co.	33,000	304,913
	Loop Telecommunication International, Inc.	14,000	26,864
	Lotes Co. Ltd.	18,700	1,573,954
	Lotus Pharmaceutical Co. Ltd.	35,000	245,558
	Lucky Cement Corp.	35,000	16,091
	Lumax International Corp. Ltd.	24,440	89,438
*	Lung Yen Life Service Corp.	39,000	54,484
	Lungteh Shipbuilding Co. Ltd.	15,750	68,298
	Luxe Green Energy Technology Co. Ltd.	29,344	20,206
	LuxNet Corp.	16,000	318,039
	M3 Technology, Inc.	9,000	25,398
	Macauto Industrial Co. Ltd.	17,000	28,875
	Macroblock, Inc.	15,000	27,781
*	Macronix International Co. Ltd.	700,798	3,502,527
	Makalot Industrial Co. Ltd.	59,702	401,960
	Marketech International Corp.	24,000	293,218
#	Materials Analysis Technology, Inc.	18,556	195,965
	Maxigen Biotech, Inc.	18,000	22,164
	Mayer Steel Pipe Corp.	76,800	53,790
*	Mechema Chemicals International Corp.	16,000	42,730
	MediaTek, Inc.	81,000	6,762,011
*	Medigen Biotechnology Corp.	12,000	12,522
	Mega Financial Holding Co. Ltd.	1,022,626	1,266,128
	Mega Union Technology, Inc.	1,000	28,857
*	Megaforce Co. Ltd.	26,000	25,463
	Meiloon Industrial Co.	40,600	26,978
	Mercuries & Associates Holding Ltd.	173,609	75,378
	Mercuries Data Systems Ltd.	30,000	20,131
		Shares	Value»
TAIWAN — (Continued)
*	Mercuries Life Insurance Co. Ltd.	796,190	$193,955
	Merida Industry Co. Ltd.	55,000	101,260
	Merry Electronics Co. Ltd.	65,757	180,309
	METAAGE Corp.	14,000	20,410
*	Microbio Co. Ltd.	99,099	48,627
#	Micro-Star International Co. Ltd.	140,000	434,799
	Mildef Crete, Inc.	18,000	59,956
	MIN AIK Technology Co. Ltd.	37,600	33,442
	Mitac Holdings Corp.	435,916	1,142,440
*	Mobiletron Electronics Co. Ltd.	3,000	3,103
	momo.com, Inc.	33,615	181,519
*	MOSA Industrial Corp.	69,658	40,410
	Mosel Vitelic, Inc.	21,000	22,750
#	Motech Industries, Inc.	82,000	71,551
	MPI Corp.	9,000	1,445,074
#	MSSCORPS Co. Ltd.	15,721	428,047
	My Humble House Hospitality Management Consulting	30,000	32,583
	Nak Sealing Technologies Corp.	25,000	92,419
	Namchow Holdings Co. Ltd.	55,000	61,033
	Nan Kang Rubber Tire Co. Ltd.	41,683	44,113
	Nan Pao Resins Chemical Co. Ltd.	15,000	170,805
	Nan Ya Plastics Corp.	543,000	1,558,619
#	Nan Ya Printed Circuit Board Corp.	42,000	1,360,308
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	14,776
	Nantex Industry Co. Ltd.	55,780	47,201
*	Nanya Technology Corp.	259,432	1,836,614
	National Aerospace Fasteners Corp.	8,853	32,742
	National Petroleum Co. Ltd.	12,000	21,429
	Netronix, Inc.	17,000	47,557

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	New Asia Construction & Development Corp.	60,000	$25,778
	New Best Wire Industrial Co. Ltd.	14,400	13,105
	Nextronics Engineering Corp.	7,000	37,319
	Nichidenbo Corp.	52,030	159,750
	Nien Hsing Textile Co. Ltd.	51,245	26,938
	Nien Made Enterprise Co. Ltd.	55,000	615,516
	Niko Semiconductor Co. Ltd.	17,632	31,541
	Nishoku Technology, Inc.	16,000	60,793
	North-Star International Co. Ltd.	8,189	5,171
	Nova Technology Corp.	10,000	72,694
	Novatek Microelectronics Corp.	143,000	1,857,407
#	Nuvoton Technology Corp.	31,000	146,752
	O-Bank Co. Ltd.	458,620	146,263
*	OBI Pharma, Inc.	13,500	13,652
	Ocean Plastics Co. Ltd.	52,000	49,907
*	Oneness Biotech Co. Ltd.	32,000	54,140
	Optimax Technology Corp.	15,000	13,553
	Orient Europharma Co. Ltd.	8,000	12,227
#	Orient Semiconductor Electronics Ltd.	146,107	257,735
*	Oriental Union Chemical Corp.	143,000	58,866
	O-TA Precision Industry Co. Ltd.	21,422	46,509
	Pacific Construction Co.	29,000	8,136
	Pacific Hospital Supply Co. Ltd.	16,496	41,371
	Paiho Shih Holdings Corp.	61,066	32,586
	Pan Asia Chemical Corp.	51,120	24,688
	Pan German Universal Motors Ltd.	7,000	47,056
		Shares	Value»
TAIWAN — (Continued)
	Pan Jit International, Inc.	111,700	$361,382
#	Pan-International Industrial Corp.	165,000	261,722
	Panion & BF Biotech, Inc.	17,000	36,683
	Parade Technologies Ltd.	16,000	295,501
*	Paragon Technologies Co. Ltd.	31,000	32,454
	Parpro Corp.	19,000	37,407
*	PChome Online, Inc.	57,268	41,222
	PCL Technologies, Inc.	27,379	192,880
	P-Duke Technology Co. Ltd.	23,968	90,272
	Pegatron Corp.	453,000	1,185,158
	Pegavision Corp.	8,684	77,145
	PharmaEngine, Inc.	27,000	47,018
	PharmaEssentia Corp.	45,193	945,484
*	Phihong Technology Co. Ltd.	61,000	46,631
	Phison Electronics Corp.	36,000	2,252,732
	Phoenix Silicon International Corp.	42,000	332,879
	Phoenix Tours International, Inc.	12,600	20,316
*	Phytohealth Corp.	40,000	15,567
#	Pixart Imaging, Inc.	39,000	260,507
	Planet Technology Corp.	14,000	61,821
	Plastron Precision Co. Ltd.	51,126	23,125
	Polytronics Technology Corp.	12,564	29,328
	Posiflex Technology, Inc.	14,000	82,131
	Pou Chen Corp.	794,000	649,224
	Power Wind Health Industry, Inc.	11,968	56,347
*	Powerchip Semiconductor Manufacturing Corp.	884,000	1,498,726
	Powertech Technology, Inc.	289,000	1,895,380
	Poya International Co. Ltd.	22,576	408,875
#	President Chain Store Corp.	198,000	1,399,537

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	President Securities Corp.	501,217	$567,777
#	Primax Electronics Ltd.	181,000	420,632
	Prince Housing & Development Corp.	233,000	58,926
*	Princeton Technology Corp.	41,000	22,099
	Pro Hawk Corp.	6,000	33,481
	Promate Electronic Co. Ltd.	56,398	85,781
	Prosperity Dielectrics Co. Ltd.	35,086	96,871
	PSS Co. Ltd.	5,000	22,959
	Qisda Corp.	248,600	189,603
	QST International Corp.	27,609	39,733
#	Qualipoly Chemical Corp.	21,000	124,730
	Quang Viet Enterprise Co. Ltd.	18,241	32,223
	Quanta Computer, Inc.	115,000	1,146,650
#	Quanta Storage, Inc.	62,000	165,906
*	Quintain Steel Co. Ltd.	68,209	18,632
#	Radiant Opto-Electronics Corp.	159,000	503,402
	Radium Life Tech Co. Ltd.	207,981	68,227
	Rafael Microelectronics, Inc.	3,821	29,461
	Raydium Semiconductor Corp.	16,000	119,461
#	Realtek Semiconductor Corp.	121,000	2,065,762
	Rechi Precision Co. Ltd.	106,000	76,868
	Rexon Industrial Corp. Ltd.	39,000	27,151
	Rich Development Co. Ltd.	167,530	38,900
	RichWave Technology Corp.	3,000	11,149
*	Right WAY Industrial Co. Ltd.	42,000	14,341
*	Ritek Corp.	221,084	87,433
	Ruby Tech Corp.	13,390	26,224
		Shares	Value»
TAIWAN — (Continued)
#	Ruentex Development Co. Ltd.	314,888	$235,586
	Ruentex Engineering & Construction Co.	31,920	158,149
#	Ruentex Industries Ltd.	117,904	166,701
	Run Long Construction Co. Ltd.	81,180	73,724
#	Sakura Development Co. Ltd.	74,034	95,820
	Sampo Corp.	104,400	75,460
	San Fang Chemical Industry Co. Ltd.	48,679	48,936
	San Fu Chemical Co. Ltd.	12,000	57,033
	San Lien Technology Corp. Ltd.	6,300	18,015
	San Shing Fastech Corp.	44,000	80,318
	Sanyang Motor Co. Ltd.	130,000	228,096
	Savior Lifetec Corp.	72,074	43,195
	SCI Pharmtech, Inc.	17,901	27,121
	Scientech Corp.	5,000	127,473
	ScinoPharm Taiwan Ltd.	70,000	44,981
	SciVision Biotech, Inc.	7,000	12,837
	SDI Corp.	35,000	170,846
	Sea Sonic Electronics Co. Ltd.	14,000	28,703
	Senao International Co. Ltd.	28,000	26,150
	Senao Networks, Inc.	11,630	39,886
	Sensortek Technology Corp.	5,000	24,027
#	Sercomm Corp.	85,000	206,600
	Sesoda Corp.	79,104	104,832
#	Shanghai Commercial & Savings Bank Ltd.	804,903	993,108
	Sharehope Medicine Co. Ltd.	18,565	12,653
	Sheng Yu Steel Co. Ltd.	40,000	25,561
#	ShenMao Technology, Inc.	21,000	72,976
	Shieh Yih Machinery Industry Co. Ltd.	28,000	27,698
	Shih Her Technologies, Inc.	20,393	128,304

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Shih Wei Navigation Co. Ltd.	165,666	$79,689
	Shihlin Electric & Engineering Corp.	64,000	386,826
*	Shihlin Paper Corp.	7,000	10,933
	Shin Hsiung Natural Gas Co. Ltd.	15,118	18,808
	Shin Ruenn Development Co. Ltd.	23,673	29,962
#	Shin Zu Shing Co. Ltd.	54,673	360,226
	Shinfox Energy Co. Ltd.	49,000	35,318
*	Shining Building Business Co. Ltd.	156,632	41,054
	Shinkong Insurance Co. Ltd.	78,000	327,444
	Shinkong Synthetic Fibers Corp.	548,000	293,094
	Shinkong Textile Co. Ltd.	32,000	65,042
	Shiny Chemical Industrial Co. Ltd.	36,432	193,593
	ShunSin Technology Holding Ltd.	5,000	69,399
*	Shuttle, Inc.	77,000	36,787
	Sigurd Microelectronics Corp.	204,226	1,178,349
	Silergy Corp.	43,000	588,490
#	Silicon Integrated Systems Corp.	124,000	205,597
*	Silicon Optronics, Inc.	6,000	12,314
	Simplo Technology Co. Ltd.	41,600	472,250
	Sinbon Electronics Co. Ltd.	60,064	540,800
	Sincere Navigation Corp.	133,900	147,675
	Sinher Technology, Inc.	13,000	8,912
	Sinmag Equipment Corp.	17,420	67,734
	Sino-American Silicon Products, Inc.	197,000	852,974
#	Sinon Corp.	180,000	239,979
	SinoPac Financial Holdings Co. Ltd.	2,368,338	2,320,642
	Sinopower Semiconductor, Inc.	7,000	43,448
		Shares	Value»
TAIWAN — (Continued)
	Sinphar Pharmaceutical Co. Ltd.	34,405	$34,228
	Sinyi Realty, Inc.	63,544	40,189
	Sirtec International Co. Ltd.	42,800	36,490
	Sitronix Technology Corp.	51,000	373,970
#	Siward Crystal Technology Co. Ltd.	64,000	80,819
	Sixxon Tech Co. Ltd.	3,000	17,562
	Soft-World International Corp.	21,000	64,692
	Solar Applied Materials Technology Corp.	117,398	623,443
	Solteam, Inc.	11,849	16,897
	Sonix Technology Co. Ltd.	41,000	54,753
	Southeast Cement Co. Ltd.	63,000	30,758
	Speed Tech Corp.	30,824	35,714
	Sporton International, Inc.	23,330	164,108
	Sports Gear Co. Ltd.	12,000	29,753
	St. Shine Optical Co. Ltd.	14,000	46,085
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	61,792
	Standard Foods Corp.	88,402	80,862
	Stark Technology, Inc.	19,200	86,916
*	Starlux Airlines Co. Ltd.	85,000	54,361
#	S-Tech Corp.	60,104	37,316
*	Sun Yad Construction Co. Ltd.	59,432	20,837
	Sunjuice Holdings Co. Ltd.	5,256	26,793
*	Sunko INK Co. Ltd.	55,250	42,631
	SunMax Biotechnology Co. Ltd.	11,000	135,106
	Sunny Friend Environmental Technology Co. Ltd.	23,737	56,202
	Sunonwealth Electric Machine Industry Co. Ltd.	78,823	365,212

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunplus Innovation Technology, Inc.	6,160	$32,204
#*	Sunplus Technology Co. Ltd.	183,000	141,092
	Sunrex Technology Corp.	34,561	44,417
	Sunspring Metal Corp.	41,351	27,255
	Superalloy Industrial Co. Ltd.	28,000	36,810
	Supreme Electronics Co. Ltd.	182,487	479,495
	Swancor Holding Co. Ltd.	20,000	74,524
	Sweeten Real Estate Development Co. Ltd.	26,449	19,192
	Symtek Automation Asia Co. Ltd.	16,730	94,426
#	Syncmold Enterprise Corp.	45,000	127,415
	Synmosa Biopharma Corp.	116,688	113,887
	Synnex Technology International Corp.	300,250	787,088
	Syn-Tech Chem & Pharm Co. Ltd.	8,000	17,940
	Syscom Computer Engineering Co.	18,000	30,664
	Systex Corp.	54,000	206,438
	T3EX Global Holdings Corp.	35,039	74,203
	TA Chen Stainless Pipe	572,671	685,215
	Ta Ya Electric Wire & Cable	147,337	151,016
	Tah Hsin Industrial Corp.	16,011	31,540
	TA-I Technology Co. Ltd.	34,750	75,783
	Tai Tung Communication Co. Ltd.	28,511	17,543
	Taichung Commercial Bank Co. Ltd.	1,552,147	973,243
	TaiDoc Technology Corp.	12,471	49,378
	Taiflex Scientific Co. Ltd.	73,280	319,984
	Taimide Tech, Inc.	34,450	115,416
	Tainan Enterprises Co. Ltd.	37,000	24,933
		Shares	Value»
TAIWAN — (Continued)
	Tainan Spinning Co. Ltd.	377,240	$151,077
*	Tainergy Tech Co. Ltd.	16,000	8,110
	Tai-Saw Technology Co. Ltd.	27,000	37,023
	TaiSol Electronics Co. Ltd.	17,000	40,337
	Taisun Enterprise Co. Ltd.	69,000	41,415
	Taita Chemical Co. Ltd.	31,000	20,382
#	TAI-TECH Advanced Electronics Co. Ltd.	20,000	106,419
	Taiwan Acceptance Corp.	96,384	235,441
#	Taiwan Business Bank	2,205,888	1,142,042
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	77,711
	Taiwan Cogeneration Corp.	156,728	219,732
	Taiwan Cooperative Financial Holding Co. Ltd.	1,915,348	1,389,602
	Taiwan FamilyMart Co. Ltd.	14,000	83,794
#	Taiwan Fertilizer Co. Ltd.	199,000	319,701
	Taiwan Fire & Marine Insurance Co. Ltd.	67,200	111,316
	Taiwan FU Hsing Industrial Co. Ltd.	40,000	55,638
#*	Taiwan Glass Industry Corp.	400,046	865,429
	Taiwan High Speed Rail Corp.	190,000	158,975
	Taiwan Hon Chuan Enterprise Co. Ltd.	102,149	361,154
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	60,069	76,187
*	Taiwan IC Packaging Corp.	16,000	9,511
††	Taiwan Land Development Corp.	269,666	4,277
	Taiwan Line Tek Electronic	31,390	21,075
*	Taiwan Mask Corp.	37,374	56,029
	Taiwan Mobile Co. Ltd.	374,000	1,316,845

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Navigation Co. Ltd.	88,000	$81,802
	Taiwan Optical Platform Co. Ltd.	5,150	12,368
#	Taiwan Paiho Ltd.	75,000	105,241
	Taiwan PCB Techvest Co. Ltd.	70,000	80,647
#	Taiwan Sakura Corp.	51,200	134,723
	Taiwan Sanyo Electric Co. Ltd.	28,000	28,142
	Taiwan Secom Co. Ltd.	76,000	271,409
	Taiwan Semiconductor Co. Ltd.	56,000	113,556
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,170,000	81,223,563
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	103,467	40,979,140
	Taiwan Shin Kong Security Co. Ltd.	74,560	94,779
*	Taiwan Styrene Monomer	119,000	35,687
	Taiwan Surface Mounting Technology Corp.	78,800	422,328
	Taiwan Taxi Co. Ltd.	11,292	63,913
*	Taiwan TEA Corp.	108,000	38,545
	Taiwan Union Technology Corp.	72,000	2,372,676
#*	Taiwan-Asia Semiconductor Corp.	117,889	142,493
	Taiyen Biotech Co. Ltd.	42,000	42,215
	Tatung Co. Ltd.	324,100	310,888
#	TCC Group Holdings Co. Ltd.	880,102	682,843
	TCI Co. Ltd.	21,256	79,997
	Te Chang Construction Co. Ltd.	29,000	65,032
#	Teco Electric & Machinery Co. Ltd.	440,000	885,531
	Tehmag Foods Corp.	8,560	73,926
	Tera Autotech Corp.	29,187	48,996
	Test Research, Inc.	42,000	460,819
	Test Rite International Co. Ltd.	62,000	40,448
#	Thinking Electronic Industrial Co. Ltd.	24,000	134,043
		Shares	Value»
TAIWAN — (Continued)
	Thye Ming Industrial Co. Ltd.	32,130	$69,468
	Tofu Restaurant Co. Ltd.	2,000	11,704
	Ton Yi Industrial Corp.	273,000	151,499
	Tong Hsing Electronic Industries Ltd.	57,233	316,033
#	Tong Yang Industry Co. Ltd.	129,000	306,796
#	Tong-Tai Machine & Tool Co. Ltd.	85,060	99,901
	Top Union Electronics Corp.	25,999	22,965
	Topco Scientific Co. Ltd.	50,288	652,779
	Topco Technologies Corp.	8,000	29,122
#	Topkey Corp.	26,000	122,966
	Topoint Technology Co. Ltd.	66,232	863,802
#	TPK Holding Co. Ltd.	65,000	125,256
	Trade-Van Information Services Co.	11,000	32,009
	Transcend Information, Inc.	57,000	463,555
	Transcom, Inc.	10,648	44,550
	Tripod Technology Corp.	149,000	2,146,678
	Trusval Technology Co. Ltd.	7,352	63,207
	TS Financial Holding Co. Ltd (2887 TT)	4,263,108	3,215,727
*	TS Financial Holding Co. Ltd (28871 TT)	599,004	178,041
	TSC Auto ID Technology Co. Ltd.	10,680	63,579
*	TSEC Corp.	149,790	169,879
	TSRC Corp.	98,000	61,033
	Ttet Union Corp.	12,000	56,329
	TTFB Co. Ltd.	5,493	28,660
	TTY Biopharm Co. Ltd.	49,000	115,009
*	Tul Corp.	19,000	33,767
	Tung Ho Steel Enterprise Corp.	248,570	512,303
	Tung Thih Electronic Co. Ltd.	21,736	38,074
#	TURVO International Co. Ltd.	10,410	100,114
	TXC Corp.	99,000	481,179
	TYC Brother Industrial Co. Ltd.	60,000	59,057

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Tycoons Group Enterprise	100,991	$25,963
#	Tyntek Corp.	110,000	202,918
	U-BEST Innovative Technology Co. Ltd.	32,000	15,213
	UDE Corp.	34,000	146,754
	Ultra Chip, Inc.	19,000	29,029
	U-Ming Marine Transport Corp.	189,000	362,931
	Unic Technology Corp.	28,000	28,203
#	Unimicron Technology Corp.	361,548	10,269,171
#	Union Bank of Taiwan	705,515	446,065
	Union Insurance Co. Ltd.	11,000	10,502
#	Uni-President Enterprises Corp.	811,560	1,777,613
	Unitech Computer Co. Ltd.	14,000	20,310
#	Unitech Printed Circuit Board Corp.	208,079	386,063
#	United Alloy-Tech Co.	18,065	42,315
	United Integrated Services Co. Ltd.	60,000	1,830,494
#	United Microelectronics Corp. (2303 TT)	959,000	2,408,870
	United Orthopedic Corp.	24,422	76,437
*	United Renewable Energy Co. Ltd.	389,206	197,007
	Univacco Technology, Inc.	17,000	26,518
	Universal Cement Corp.	213,397	191,961
	Universal Vision Biotechnology Co. Ltd.	15,476	67,018
	UPC Technology Corp.	248,221	87,250
	UPI Semiconductor Corp.	7,000	38,064
	Userjoy Technology Co. Ltd.	10,773	24,268
	USI Corp.	200,204	90,994
	Utechzone Co. Ltd.	15,000	116,514
	UVAT Technology Co. Ltd.	9,000	24,963
	Value Valves Co. Ltd.	10,000	25,074
		Shares	Value»
TAIWAN — (Continued)
	Vanguard International Semiconductor Corp.	228,146	$1,060,249
	Ve Wong Corp.	18,000	24,842
#	Ventec International Group Co. Ltd.	21,000	146,946
	VIA Labs, Inc.	5,000	13,448
#	Via Technologies, Inc.	53,000	133,050
	Viking Tech Corp.	16,000	26,064
	Visco Vision, Inc.	13,000	93,320
#	VisEra Technologies Co. Ltd.	20,000	374,704
	Visual Photonics Epitaxy Co. Ltd.	29,500	328,647
	Vizionfocus, Inc.	5,000	29,789
	Voltronic Power Technology Corp.	27,442	681,910
#*	Wafer Works Corp.	154,248	198,990
	Waffer Technology Corp.	28,789	39,806
	Wah Hong Industrial Corp.	27,000	57,325
	Wah Lee Industrial Corp.	76,500	322,848
	Walsin Lihwa Corp.	602,145	577,161
#	Walsin Technology Corp.	99,398	420,803
#	Walton Advanced Engineering, Inc.	127,000	184,714
	Wan Hai Lines Ltd.	136,500	321,549
*	We & Win Development Co. Ltd.	42,000	13,538
	We&Win Diversification Co. Ltd.	23,000	10,609
*	WEI Chih Steel Industrial Co. Ltd.	43,000	23,824
	Wei Chuan Foods Corp.	80,000	31,600
	Weikeng Industrial Co. Ltd.	134,734	153,185
	Well Shin Technology Co. Ltd.	34,000	50,512
	Welldone Co.	8,000	13,191
	Weltrend Semiconductor	22,000	50,978
	Wholetech System Hitech Ltd.	19,000	78,816
	Win Semiconductors Corp.	103,840	1,798,145
	Winbond Electronics Corp.	648,936	1,914,520
	Winmate, Inc.	13,000	65,098

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Winstek Semiconductor Co. Ltd.	28,000	$150,918
	WinWay Technology Co. Ltd.	4,000	1,344,990
	Wisdom Marine Lines Co. Ltd.	158,236	358,942
#	Wiselink Co. Ltd.	53,760	153,707
	Wistron Corp.	448,288	1,974,323
	WITS Corp.	10,329	39,365
	Wiwynn Corp.	22,000	3,303,090
	WNC Corp.	112,796	776,563
#	Wonderful Hi-Tech Co. Ltd.	44,357	99,023
	Wowprime Corp.	35,184	252,442
	WPG Holdings Ltd.	425,520	1,363,492
#	WT Microelectronics Co. Ltd.	122,829	798,071
	WUS Printed Circuit Co. Ltd.	70,735	256,666
	XinTec, Inc.	16,000	103,639
	Xxentria Technology Materials Corp.	50,813	68,521
	Ya Horng Electronic Co. Ltd.	6,000	9,555
	Yageo Corp.	237,172	2,418,131
#	Yang Ming Marine Transport Corp.	399,215	621,985
	Yankey Engineering Co. Ltd.	20,725	417,575
	YC INOX Co. Ltd.	127,511	86,002
	Yea Shin International Development Co. Ltd.	113,440	93,183
	Yem Chio Co. Ltd.	157,014	65,722
	Yen Sun Technology Corp.	11,000	18,427
*	Yeong Guan Energy Technology Group Co. Ltd.	54,598	9,546
	YFC-Boneagle Electric Co. Ltd.	32,321	30,283
#	YFY, Inc.	469,000	350,273
	Yi Jinn Industrial Co. Ltd.	97,440	44,569
*	Yieh Phui Enterprise Co. Ltd.	373,536	165,048
	Yonyu Plastics Co. Ltd.	28,000	17,955
	Young Fast Optoelectronics Co. Ltd.	30,000	52,907
*	Young Optics, Inc.	14,000	28,172
		Shares	Value»
TAIWAN — (Continued)
	Youngtek Electronics Corp.	30,160	$87,749
#	Yuan High-Tech Development Co. Ltd.	6,000	29,622
	Yuanta Financial Holding Co. Ltd.	1,701,906	2,819,655
	Yuanta Futures Co. Ltd.	32,099	100,893
	Yuen Foong Yu Consumer Products Co. Ltd.	26,000	32,480
#	Yulon Motor Co. Ltd.	152,536	131,047
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	33,459
	Yungshin Construction & Development Co. Ltd.	30,000	45,622
	YungShin Global Holding Corp.	51,800	90,857
	Yusin Holding Corp.	6,643	10,554
	Zeng Hsing Industrial Co. Ltd.	23,635	68,909
#	Zenitron Corp.	78,000	170,774
#	Zero One Technology Co. Ltd.	40,528	131,556
#	Zhen Ding Technology Holding Ltd.	199,400	2,690,357
*	Zig Sheng Industrial Co. Ltd.	168,000	43,290
	ZillTek Technology Corp.	8,000	73,389
	Zippy Technology Corp.	45,000	78,037
	Zyxel Group Corp.	94,944	106,211
TOTAL TAIWAN			425,029,739
THAILAND — (0.3%)
	AAPICO Hitech PCL (AH/F TB)	71,300	29,120
	Absolute Clean Energy PCL	1,035,800	40,734
	Advanced Info Service PCL	69,800	729,021
	Advanced Information Technology PCL, Class F	290,300	42,070
	AEON Thana Sinsap Thailand PCL	28,900	84,029
	Airports of Thailand PCL	115,300	182,248

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Allianz Ayudhya Capital PCL	9,200	$10,873
	Amata Corp. PCL	219,200	139,096
#	AP Thailand PCL	765,200	202,430
	Asia Plus Group Holdings PCL	679,600	42,920
	Asia Sermkij Leasing PCL ASK/F TB	25,333	7,037
	Asian Sea Corp. PCL	80,200	17,579
	Asset World Corp. PCL	915,100	59,232
*	Assetwise PCL	44,370	9,539
	B Grimm Power PCL	75,500	29,997
	Bangchak Corp. PCL	254,723	279,712
	Bangkok Airways PCL	161,600	67,048
	Bangkok Bank PCL (BBLF TB)	126,100	629,157
	Bangkok Chain Hospital PCL	173,900	49,662
	Bangkok Commercial Asset Management PCL	379,600	86,397
	Bangkok Dusit Medical Services PCL, Class F	430,100	241,544
	Bangkok Expressway & Metro PCL	1,272,440	207,414
	Bangkok Land PCL	3,710,800	49,072
	Bangkok Life Assurance PCL, NVDR	92,300	56,430
	Banpu PCL	1,774,933	321,769
	BCPG PCL	240,000	52,049
	BEC World PCL	309,452	18,060
	Berli Jucker PCL	250,750	108,716
	Betagro PCL	204,800	141,436
	BKI Holdings PCL	15,100	150,838
*	BTS Group Holdings PCL	4,758,900	304,484
	Bumrungrad Hospital PCL	59,800	331,361
#	Cal-Comp Electronics Thailand PCL, Class F	656,343	123,340
	Carabao Group PCL	74,000	82,516
	Central Pattana PCL	125,900	240,737
	Central Plaza Hotel PCL	130,900	124,772
#	Central Retail Corp. PCL CRCF TB	177,375	100,016
	CH Karnchang PCL	54,400	28,366
#	Charoen Pokphand Foods PCL	308,677	183,070
		Shares	Value»
THAILAND — (Continued)
	CK Power PCL	429,400	$30,619
	Com7 PCL	154,700	108,642
	Cotto F	312,000	1,819
	CP ALL PCL	144,800	193,633
	CP Axtra PCL	144,328	65,331
	Delta Electronics Thailand PCL	145,300	1,423,365
	Dhipaya Group Holdings PCL	151,100	96,349
	Don Muang Tollway PCL	63,600	21,651
	Dynasty Ceramic PCL	989,220	37,608
	Eastern Polymer Group PCL	259,000	28,220
	Electricity Generating PCL	20,800	72,038
#*	Energy Absolute PCL	1,227,600	99,964
	Erawan Group PCL	614,700	44,588
	Exotic Food PCL	42,200	17,590
#	Forth Corp. PCL	108,900	30,927
	Forth Smart Service PCL	44,700	9,216
	Frasers Property Thailand PCL	25,000	4,834
	GFPT PCL	249,700	70,316
	Global Power Synergy PCL	90,531	97,043
	Gulf Development PCL	99,189	175,798
	Gunkul Engineering PCL	948,800	85,263
	Haad Thip PCL	60,800	28,166
#	Hana Microelectronics PCL	110,800	113,122
	Heng Leasing & Capital PCL	169,400	4,485
#	Home Product Center PCL	1,069,420	199,474
	Ichitan Group PCL	156,400	60,009
	Index Livingmall PCL	63,600	26,381
#	Indorama Ventures PCL	169,601	134,312
#	IRPC PCL	1,768,400	115,492
	IT City PCL	21,800	2,809
	I-TAIL Corp. PCL	61,200	31,972
*	Italian-Thai Development PCL	1,448,300	11,116
#*	Jasmine Technology Solution PCL	12,300	15,770
	Jaymart Group Holdings PCL	130,700	28,399
#	JMT Network Services PCL	216,880	65,447

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Karmarts PCL	110,300	$25,756
	Kasikornbank PCL (KBANKF TB)	27,800	165,505
	KGI Securities Thailand PCL	416,900	51,455
#	Khon Kaen Sugar Industry PCL	625,296	30,713
#	Kiatnakin Phatra Bank PCL	73,700	178,808
	Klinique Medical Clinic PCL	45,900	37,013
	Krung Thai Bank PCL	446,600	452,427
	Krungthai Card PCL	205,500	184,664
	Lalin Property PCL	23,700	3,213
#	Land & Houses PCL (LHF TB)	1,466,400	162,186
	LH Financial Group PCL	1,555,400	53,884
	Loxley PCL	909,200	36,216
	LPN Development PCL	565,100	26,874
	Major Cineplex Group PCL	140,100	28,794
	MBK PCL	241,112	126,022
	MC Group PCL	93,300	31,796
	MCS Steel PCL	101,800	25,315
	Mega Lifesciences PCL	82,100	90,188
	Minor International PCL	257,446	163,856
#	MK Restaurants Group PCL	72,700	42,412
	Moshi Moshi Retail Corp. PLC	9,100	9,999
	Muangthai Capital PCL	129,800	117,897
	Netbay PCL	27,100	13,665
	Nonthavej Hospital PCL	10,100	6,850
	Northeast Rubber PCL	220,800	31,752
	NSL Foods PCL	14,900	9,919
	Osotspa PCL	195,600	89,617
#	Plan B Media PCL	438,564	58,278
	Polyplex Thailand PCL	171,000	51,380
	Praram 9 Hospital PCL	51,200	25,478
	Precious Shipping PCL	166,200	34,635
#	Prima Marine PCL	355,600	97,144
*	Property Perfect PCL	2,100,385	2,580
	Pruksa Holding PCL	247,300	26,100
	PTG Energy PCL	254,100	63,698
		Shares	Value»
THAILAND — (Continued)
	PTT Exploration & Production PCL	219,900	$1,044,053
	PTT Global Chemical PCL	208,800	253,843
	PTT Oil & Retail Business PCL	202,300	76,618
	PTT PCL	867,100	938,049
	Quality Houses PCL	1,812,132	75,177
*	Rabbit Holdings PCL, Class F	2,875,634	26,643
	Rajthanee Hospital PCL	75,000	29,259
#	Ratch Group PCL	125,500	111,844
	Ratchaphruek Hospital PCL	70,600	10,577
	Ratchthani Leasing PCL	573,610	30,270
	Regional Container Lines PCL	140,400	132,306
#	Rojana Industrial Park PCL	322,357	46,245
	S Hotels & Resorts PCL	530,400	25,917
	Sabina PCL	43,885	20,444
	Saha Pathana Inter-Holding PCL	28,350	41,251
	Saha Pathanapibul PCL	6,200	10,850
	Saha-Union PCL	22,400	18,542
	Saksiam Leasing PCL	176,300	17,115
	Samart Corp. PCL	126,000	20,135
#	Sansiri PCL	3,973,900	171,019
#	Sappe PCL	33,800	30,694
	SC Asset Corp. PCL	280,225	17,198
	SCB X PCL	51,200	205,947
	SCG Packaging PCL	175,500	135,301
#	SCGJWD Logistics PCL	77,700	18,244
	Siam Cement PCL	62,000	458,123
	Siam Wellness Group PCL	183,000	17,271
	Siamgas & Petrochemicals PCL	221,200	57,665
	Sikarin PCL, Class F	149,100	34,099
*	Singer Thailand PCL	51,800	8,692
	SISB PCL	127,100	39,421
*	SKY ICT PCL	34,300	12,559
	Somboon Advance Technology PCL	74,100	33,439
	SPCG PCL	98,525	26,765
#	Sri Trang Agro-Industry PCL	176,740	96,570

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Sri Trang Gloves Thailand PCL	314,200	$99,114
#	Srinanaporn Marketing PCL	125,200	27,888
	Srisawad Capital 1969 PCL, Class F	213,486	7,279
	Srisawad Corp. PCL	132,734	95,177
	Star Petroleum Refining PCL	159,513	36,058
*	STP & I PCL	320,320	39,563
#	Supalai PCL	303,900	151,280
*	Super Energy Corp. PCL	5,584,020	18,955
	TAC Consumer PCL	98,800	16,245
#	Taokaenoi Food & Marketing PCL, Class F	197,000	24,310
	Thai Coconut PCL	119,800	21,101
	Thai Life Insurance PCL	153,300	49,544
	Thai Oil PCL	181,184	267,926
	Thai Union Feedmill PCL	51,000	10,736
	Thai Union Group PCL	545,400	192,780
	Thai Vegetable Oil PCL	97,150	73,636
*	Thaicom PCL	154,800	55,145
	Thaifoods Group PCL	690,900	211,843
	Thanachart Capital PCL	89,100	153,130
	Thoresen Thai Agencies PCL	360,800	55,137
	TIDLOR Holdings PCL	234,268	122,670
	Tipco Asphalt PCL (TASCO/F TB)	132,881	55,117
	TIPCO Foods PCL	96,200	18,922
	Tisco Financial Group PCL (TISCO/F TB)	37,100	124,641
	TKS Technologies PCL	86,100	16,521
	TMBThanachart Bank PCL	2,544,149	176,657
	TOA Paint Thailand PCL	134,000	53,461
	TPI Polene PCL	2,035,300	53,719
	TPI Polene Power PCL	801,627	47,314
	TQM Alpha PCL	74,800	33,262
	Triple i Logistics PCL	38,800	4,720
	True Corp. PCL, NVDR	154,200	64,884
	True Corp. PCL	709,593	298,583
		Shares	Value»
THAILAND — (Continued)
	TTW PCL	154,200	$43,739
	Union Auction PCL	35,100	5,300
	United Paper PCL	73,700	16,604
	Univanich Palm Oil PCL	213,600	96,425
	VGI PCL	2,271,400	60,878
	WHA Corp. PCL	1,070,700	147,652
#	Xspring Capital PCL	1,577,100	21,308
TOTAL THAILAND			19,073,117
TURKEY — (0.2%)
*	Adese Gayrimenkul Yatirim AS	1,436,882	34,488
	Akbank TAS	431,233	698,403
	Akcansa Cimento AS	2,348	11,112
*	Akfen Yenilenebilir Enerji AS	65,183	32,157
	Aksa Akrilik Kimya Sanayii AS	254,208	59,621
*	Aksa Enerji Uretim AS	57,847	105,398
*	Aksigorta AS	170,688	26,429
	Alarko Holding AS	38,338	81,318
	Albaraka Turk Katilim Bankasi AS	411,937	76,610
*	Alkim Alkali Kimya AS	53,714	23,885
	Anadolu Anonim Turk Sigorta Sirketi	234,509	149,992
	Anadolu Efes Biracilik Ve Malt Sanayii AS	132,370	55,686
	Anadolu Hayat Emeklilik AS	26,264	64,490
*	Arcelik AS	4,722	11,702
	ARD Grup Bilisim Teknolojileri AS	21,045	23,504
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	194,020
	Aygaz AS	9,782	62,316
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	20,231	22,825
*	Bera Holding AS	237,186	89,578
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	68,123	22,635
	BIM Birlesik Magazalar AS	14,052	230,853
*	Biotrend Cevre VE Enerji Yatirimlari AS	18,642	8,310

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Borusan Yatirim ve Pazarlama AS	421	$19,625
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	6,446
	Bursa Cimento Fabrikasi AS	47,810	6,485
*	Can2 Termik AS	1,671,214	66,126
	Celebi Hava Servisi AS	350	13,811
*	Cemas Dokum Sanayi AS	130,707	13,805
	Coca-Cola Icecek AS	66,132	109,945
*	DAP Gayrimenkul Gelistirme AS	59,500	13,876
*	Dardanel Onentas Gida Sanayi AS	427,785	21,019
	Dogan Sirketler Grubu Holding AS	492,406	247,839
	Dogu Aras Enerji Yatirimlari AS	12,901	29,831
	Dogus Otomotiv Servis ve Ticaret AS	28,409	113,511
	Ebebek Magazacilik AS	11,799	18,792
	Eczacibasi Yatirim Holding Ortakligi AS	2,051	17,034
	Efor Yatirim Sanayi Ticaret AS	33,624	8,624
	EGE Endustri VE Ticaret AS	118	16,575
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	78,403
Ω	Enerjisa Enerji AS	30,781	83,766
	Enka Insaat ve Sanayi AS	75,917	176,015
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,914	8,321
	Eregli Demir ve Celik Fabrikalari TAS	309,539	240,752
*	Europen Endustri Insaat Sanayi VE Ticaret AS	70,490	8,614
#	Ford Otomotiv Sanayi AS	16,380	35,559
	Gentas Genel Metal Sanayi ve Ticaret AS	57,536	10,112
		Shares	Value»
TURKEY — (Continued)
	Global Yatirim Holding AS	392,152	$132,732
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	55,579	26,535
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	23,638
*	GSD Holding AS	159,061	18,573
*	Hektas Ticaret TAS	428,472	32,622
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	86,175	19,425
*	Is Finansal Kiralama AS	84,577	37,460
	Is Yatirim Menkul Degerler AS	123,776	115,969
*	Izdemir Enerji Elektrik Uretim AS	102,615	24,307
	Jantsa Jant Sanayi Ve Ticaret AS	14,466	5,660
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	29,405	22,210
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,761	58,580
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	248,653	212,571
*	Karsan Otomotiv Sanayii Ve Ticaret AS	61,437	15,693
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	539,380	34,298
*	Kayseri Seker Fabrikasi AS	184,245	19,331
*	Kervan Gida Sanayi Ve Ticaret AS	284,225	19,609
	KOC Holding AS	38,439	172,111
	Kocaer Celik Sanayi Ve Ticaret AS	27,412	7,133
*	Konya Cimento Sanayii AS	70	6,479

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	15,349	$12,686
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	83,288	27,888
*	Margun Enerji Uretim Sanayi VE Ticaret AS	42,925	60,877
*	Marmara Holding AS	2	0
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	224,208	215,291
#*	MIA Teknoloji AS	19,115	16,913
	Migros Ticaret AS	4,758	67,654
*Ω	MLP Saglik Hizmetleri AS	20,457	201,381
*	Mogan Enerji Yatirim Holding AS	49,813	16,043
	Naturelgaz Sanayi ve Ticaret AS	68,195	18,874
*	NET Holding AS	46,404	39,421
	Nuh Cimento Sanayi AS	7,299	40,034
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	322,746	49,042
*	Orge Enerji Elektrik Taahhut AS	5,154	9,763
#	Oyak Cimento Fabrikalari AS	68,721	36,103
*	Oyak Yatirim Menkul Degerler AS	19,738	24,835
*	Pegasus Hava Tasimaciligi AS	60,775	242,677
*	Petkim Petrokimya Holding AS	190,463	100,865
*	Politeknik Metal Sanayi ve Ticaret AS	48	5,692
*	Ral Yatirim Holding AS	7,326	54,434
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,672	18,888
	Ronesans Gayrimenkul Yatirim AS	6,058	24,862
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	124,252	72,770
#*	Sasa Polyester Sanayi AS	1,002,789	69,861
		Shares	Value»
TURKEY — (Continued)
	Sekerbank Turk AS	530,560	$144,138
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	30,439	69,908
*	Sok Marketler Ticaret AS	32,445	36,604
	SUN Tekstil Sanayi Ve Ticaret AS	20,726	16,383
	Suwen Tekstil Sanayi Pazarlama AS	141,871	26,994
	TAB Gida Sanayi Ve Ticaret AS	16,471	98,072
*	TAV Havalimanlari Holding AS	40,909	252,409
	Tekfen Holding AS	37,794	119,089
	Tofas Turk Otomobil Fabrikasi AS	16,778	109,559
*	Trust Anadolu Metal Madencilik Isletmeleri AS	19,377	50,954
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	24,192	49,120
*	Tukas Gida Sanayi ve Ticaret AS	789,727	44,793
	Turcas Holding AS	30,140	30,763
#*	Turk Altin Isletmeleri AS	30,310	27,748
	Turk Hava Yollari AO	66,244	451,023
*	Turk Telekomunikasyon AS	136,859	188,403
	Turkcell Iletisim Hizmetleri AS	293,380	729,451
#	Turkiye Garanti Bankasi AS	48,988	145,041
	Turkiye Is Bankasi AS, Class C	684,417	217,283
	Turkiye Petrol Rafinerileri AS	49,699	298,780
	Turkiye Sigorta AS	250,044	77,950
	Turkiye Sinai Kalkinma Bankasi AS	619,772	159,232
	Turkiye Sise ve Cam Fabrikalari AS	216,994	230,185
*	Turkiye Vakiflar Bankasi TAO, Class D	70,573	49,530
	Ulker Biskuvi Sanayi AS	75,709	207,750

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Vakif Finansal Kiralama AS	550,567	$22,314
*	Vestel Elektronik Sanayi ve Ticaret AS	6,264	3,856
*	Yapi ve Kredi Bankasi AS	513,411	420,896
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	41,025	39,781
*	Yayla Agro Gida Sanayi VE Nakliyat AS	74,663	19,320
*	Zorlu Enerji Elektrik Uretim AS	733,335	49,666
TOTAL TURKEY			10,269,003
UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Aviation Co.	7,475	10,784
	Abu Dhabi Commercial Bank PJSC	400,439	1,505,440
	Abu Dhabi Islamic Bank PJSC	266,505	1,591,409
	Abu Dhabi National Hotels	1,332,896	134,384
	Abu Dhabi National Insurance Co. PSC	33,078	69,541
	Abu Dhabi National Oil Co. for Distribution PJSC	549,225	548,876
*	Abu Dhabi Ports Co. PJSC	232,537	274,987
	Abu Dhabi Ship Building Co. PJSC	20,468	41,467
	ADNOC Drilling Co. PJSC	358,586	552,584
	ADNOC Logistics & Services	395,450	631,774
	Agility Global PLC	1,084,552	442,874
	Agthia Group PJSC	99,568	101,060
	Air Arabia PJSC	766,156	1,032,469
	Ajman Bank PJSC	420,341	164,604
*	AL Seer Marine Supplies & Equipment Co. LLC	98,062	51,753
	Aldar Properties PJSC	150,742	317,026
	Alpha Dhabi Holding PJSC	173,947	357,084
	Amanat Holdings PJSC	473,891	165,068
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Americana Restaurants International PLC - Foreign Co.	527,919	$285,919
*	Amlak Finance PJSC	227,884	116,715
*	Apex Investment Co. PSC	28,729	25,163
*	Bank of Sharjah	326,628	110,266
	Burjeel Holdings PLC	239,749	68,720
	Dana Gas PJSC	1,875,286	459,445
	Deyaar Development PJSC	530,218	118,624
	Dubai Electricity & Water Authority PJSC	226,252	163,271
	Dubai Financial Market PJSC	621,117	241,562
	Dubai Investments PJSC	868,434	959,344
	Dubai Islamic Bank PJSC	748,529	1,456,812
	E7 Group PJSC	75,521	21,642
	Emaar Development PJSC	383,148	1,522,271
	Emaar Properties PJSC	823,834	2,652,744
	Emirates Central Cooling Systems Corp.	559,860	236,444
	Emirates Driving Co.	104,206	87,105
	Emirates Integrated Telecommunications Co. PJSC	208,587	612,557
	Emirates NBD Bank PJSC	370,341	2,926,015
*	Emirates Reem Investments PJSC	18,399	11,211
	Emirates Telecommunications Group Co. PJSC	143,134	724,928
*	EMSTEEL Building Materials PJSC	572,935	171,470
*	Eshraq Investments PJSC	295,666	32,387
	Fertiglobe PLC	205,999	209,762
	First Abu Dhabi Bank PJSC	309,323	1,479,817
*	Ghitha Holding PJSC	14,099	41,948
*	Gulf Navigation Holding PJSC	155,493	114,722
*	Gulf Pharmaceutical Industries PSC	116,943	33,089
*	Modon Holding PSC	442,245	353,228

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	National Bank of Ras Al-Khaimah PSC	17,241	$38,804
	National Central Cooling Co. PJSC	140,605	103,977
*	National Corp. for Tourism & Hotels	86,901	43,275
	NMDC Group PJSC	30,727	160,278
	Parkin Co. PJSC	129,685	183,926
*	Phoenix Group PLC	75,698	15,603
*	Presight AI Holding PLC	79,113	67,531
	Pure Health Holding PJSC	274,118	158,983
*	RAK Properties PJSC	448,701	130,801
	Ras Al Khaimah Ceramics PJSC	149,737	98,795
	Salik Co. PJSC	319,949	488,181
	Sharjah Islamic Bank	317,388	255,708
*	Shuaa Capital PSC	329,235	18,343
	Taaleem Holdings PJSC	29,415	26,206
	TECOM Group PJSC	136,542	125,449
*	Two Point Zero Group PJSC	1,127,399	628,501
*	Union Properties PJSC	643,307	127,136
TOTAL UNITED ARAB EMIRATES			25,901,862
UNITED KINGDOM — (7.1%)
	3i Group PLC	79,075	2,750,049
	4imprint Group PLC	6,340	314,309
	Aberdeen Group PLC	534,690	1,511,079
*	Accesso Technology Group PLC	2,707	9,709
	Admiral Group PLC	50,645	2,326,958
	Advanced Medical Solutions Group PLC	46,136	153,637
	AEP Plantations PLC	7,046	182,819
*	Afentra PLC	42,135	44,063
	AG Barr PLC	27,400	239,972
Ω	Airtel Africa PLC	262,435	1,267,462
	AJ Bell PLC	107,407	753,708
Ω	Alfa Financial Software Holdings PLC	42,001	84,747
	Anglo American PLC	68,985	3,413,718
	Antofagasta PLC	26,624	1,291,203
*	AO World PLC	78,261	93,476
	Ashmore Group PLC	53,786	152,187
#	Ashtead Technology Holdings PLC	21,988	142,288
#*	ASOS PLC	12,674	38,697
		Shares	Value»
UNITED KINGDOM — (Continued)
	Associated British Foods PLC	36,070	$898,197
#*Ω	Aston Martin Lagonda Global Holdings PLC	39,203	21,834
	AstraZeneca PLC	39,900	7,476,063
	AstraZeneca PLC (AZN LN)	47,070	8,930,224
	Atalaya Mining Copper SA	40,111	405,495
*	Auction Technology Group PLC	19,370	92,949
Ω	Autotrader Group PLC	159,756	1,074,666
	Aviva PLC	386,395	3,277,115
#	B&M European Value Retail PLC	186,313	425,727
	Babcock International Group PLC	167,748	2,527,167
	BAE Systems PLC	111,628	3,104,771
	Balfour Beatty PLC	131,888	1,465,515
	Barclays PLC (BARC LN)	1,157,795	6,805,416
	Barratt Redrow PLC	321,944	1,096,461
	Beazley PLC	239,062	4,152,359
	Bellway PLC	36,779	953,748
	Berkeley Group Holdings PLC	25,977	1,131,022
	Bloomsbury Publishing PLC	23,687	196,722
	Bodycote PLC	38,757	359,924
#*	boohoo Group PLC	178,266	41,147
*	Borders & Southern Petroleum PLC	81,271	10,073
	BP PLC (BP LN)	266,095	2,106,363
	BP PLC (BP US), Sponsored ADR	242,656	11,497,041
	Braemar PLC	11,607	33,982
	Breedon Group PLC	79,543	332,034
	British American Tobacco PLC (BATS LN)	128,683	7,578,760
	Brooks Macdonald Group PLC	3,134	59,038
	BT Group PLC	1,786,031	5,250,635
	BTG Consulting PLC	13,528	22,002
	Bunzl PLC	42,542	1,402,441
*	Burberry Group PLC	61,977	983,461
#	Burford Capital Ltd.	58,258	278,301
	Bytes Technology Group PLC (BYI SJ)	15,371	62,720

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bytes Technology Group PLC (BYIT LN)	24,408	$100,965
	C&C Group PLC	83,121	133,463
*	Canal & SA	245,627	766,265
*	Capita PLC	22,987	90,218
	Capital Ltd.	80,305	125,044
*	Capricorn Energy PLC	26,259	110,969
	Card Factory PLC	232,182	213,291
	Castings PLC	1,541	5,585
	Central Asia Metals PLC	52,061	103,356
	Centrica PLC	1,621,757	4,736,733
	Chemring Group PLC	38,755	274,773
	Chesnara PLC	78,748	327,552
	Clarkson PLC	5,180	340,589
*	Close Brothers Group PLC	42,193	254,170
Ω	CMC Markets PLC	32,124	161,476
	Coats Group PLC	473,049	536,575
	Coca-Cola HBC AG, Class DI	19,150	1,116,998
	Compass Group PLC	145,379	4,107,966
	Computacenter PLC	24,868	1,259,059
	Conduit Holdings Ltd.	20,557	123,472
Ω	Convatec Group PLC	191,789	550,017
	Costain Group PLC	31,307	79,091
	Cranswick PLC	14,059	1,029,185
	Crest Nicholson Holdings PLC	156,605	140,605
	Croda International PLC	19,504	756,498
	Currys PLC	527,609	898,238
	CVS Group PLC	11,316	179,302
	DCC PLC	17,477	1,317,294
*	DFS Furniture PLC	65,190	110,577
#	Diageo PLC (DEO US), Sponsored ADR	46,053	3,714,174
	Diageo PLC (DGE LN)	5,632	113,876
*	Dialight PLC	2,945	11,804
	Diploma PLC	10,829	1,024,850
	DiscoverIE Group PLC	19,238	170,902
	Domino's Pizza Group PLC	52,694	139,135
	dotdigital group PLC	47,751	30,310
	Dr. Martens PLC	193,974	163,772
	Drax Group PLC	135,304	1,627,957
	Dunelm Group PLC	45,470	464,931
	easyJet PLC	69,018	330,343
	Ecora Royalties PLC	64,586	121,765
		Shares	Value»
UNITED KINGDOM — (Continued)
*	EKF Diagnostics Holdings PLC	10,269	$3,689
	Elementis PLC	107,480	216,331
	Endeavour Mining PLC	78,484	4,519,463
	Energean PLC	49,712	602,780
	EnQuest PLC	472,265	134,861
	Essentra PLC	93,121	103,683
	Eurocell PLC	22,630	32,138
	Everplay Group PLC	20,990	74,860
	Experian PLC	70,024	2,562,110
	FDM Group Holdings PLC	30,143	42,817
	Fintel PLC	9,133	22,726
	Firstgroup PLC	307,314	680,882
	Foresight Group Holdings Ltd.	28,747	156,274
Ω	Forterra PLC	47,338	101,539
	Foxtons Group PLC	89,171	52,174
*	Frasers Group PLC	40,286	358,875
	Fresnillo PLC	57,209	2,526,164
*	Frontier Developments PLC	5,307	22,417
	Fuller Smith & Turner PLC, Class A	12,999	114,274
*Ω	Funding Circle Holdings PLC	61,038	120,460
	Future PLC	19,968	91,248
	Galliford Try Holdings PLC	33,577	239,100
	Games Workshop Group PLC	10,708	2,840,046
*	Gaming Realms PLC	58,159	26,839
	Gamma Communications PLC	17,469	214,410
	GB Group PLC	45,300	131,334
*	Genel Energy PLC	49,986	36,956
	Genuit Group PLC	59,794	210,739
*	Georgia Capital PLC	14,057	748,902
	Glencore PLC	706,761	5,492,826
	Gooch & Housego PLC	6,789	85,094
	Goodwin PLC	208	32,368
††	Gracell Biotechnologies, Inc., ADR	16,505	1,816
	Grafton Group PLC, CDI	62,669	750,048
	Grainger PLC	212,225	463,509
	Greencore Group PLC	69,648	14,248
	Greencore Group PLC GNC LN	191,363	656,499

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Greggs PLC	33,778	$698,831
*	Griffin Mining Ltd.	14,013	58,872
	GSK PLC (GSK LN)	147,543	3,868,214
#	GSK PLC (GSK US), Sponsored ADR	96,091	5,026,520
	Gulf Keystone Petroleum Ltd.	100,579	271,710
*	Gulf Marine Services PLC	49,766	12,958
*Ω	Gym Group PLC	57,835	139,590
	Haleon PLC (HLN LN)	629,943	2,908,994
#	Haleon PLC (HLN US), ADR	7,340	67,822
	Halfords Group PLC	151,718	300,677
	Halma PLC	17,692	1,064,663
	Harbour Energy PLC	114,485	455,291
	Hargreaves Services PLC	7,815	84,259
	Harworth Group PLC	30,376	55,289
	Hays PLC	206,230	93,404
	Helical PLC	54,773	142,476
*	Helios Towers PLC	168,720	459,617
	Henry Boot PLC	27,912	61,885
	Hikma Pharmaceuticals PLC	31,759	603,833
	Hill & Smith PLC	22,995	808,602
	Hilton Food Group PLC	19,883	145,888
	Hiscox Ltd.	106,599	2,243,082
	Hochschild Mining PLC	136,754	1,167,546
	Hollywood Bowl Group PLC	52,541	181,774
Ω	Hostelworld Group PLC	15,138	21,875
	Howden Joinery Group PLC	194,268	2,049,584
	HSBC Holdings PLC (HSBA LN)	462,320	8,506,603
	HSBC Holdings PLC (HSBC US), Sponsored ADR	107,483	9,873,388
	Hunting PLC	41,308	285,758
Ω	Ibstock PLC	289,406	403,123
	ICG PLC	30,675	756,297
#*	IDOX PLC	32,237	31,354
	IG Group Holdings PLC	122,833	2,510,104
	IMI PLC	98,926	3,767,900
	Impax Asset Management Group PLC	20,782	27,787
		Shares	Value»
UNITED KINGDOM — (Continued)
	Imperial Brands PLC	120,963	$4,595,703
	Inchcape PLC	126,742	1,429,933
	Informa PLC	123,235	1,332,428
	IntegraFin Holdings PLC	33,409	147,753
	InterContinental Hotels Group PLC	2,901	414,758
#	InterContinental Hotels Group PLC (IHG US), ADR	13,252	1,906,757
	International Personal Finance PLC	72,517	244,714
	International Workplace Group PLC	127,801	321,726
	Intertek Group PLC	33,971	2,188,347
	Investec PLC	171,771	1,476,663
*	IP Group PLC	287,905	237,515
#*	IQE PLC	250,080	145,033
	Ithaca Energy PLC	76,940	281,493
#*	ITM Power PLC	39,427	85,480
	ITV PLC	578,343	629,317
#	J D Wetherspoon PLC	25,877	207,227
	J Sainsbury PLC	550,626	2,460,444
*	James Fisher & Sons PLC	8,005	49,616
#	James Halstead PLC	61,721	114,375
	JD Sports Fashion PLC	903,918	829,802
	JET2 PLC	20,824	309,126
	Johnson Matthey PLC	49,163	1,388,571
	Johnson Service Group PLC	113,318	197,983
	Jupiter Fund Management PLC	118,422	244,561
	Kainos Group PLC	19,826	224,323
	Keller Group PLC	53,847	1,636,794
	Kier Group PLC	140,860	392,004
	Kingfisher PLC	526,024	2,068,486
	Knights Group Holdings PLC	8,396	18,931
	Lancashire Holdings Ltd.	80,373	627,733
	Legal & General Group PLC	531,976	1,825,596
	Lion Finance Group PLC	18,144	2,719,156
	Liontrust Asset Management PLC	10,740	38,633
	Lloyds Banking Group PLC (LLOY LN)	4,967,542	6,752,389

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	London Investment Group PLC	2,223	$12,493
	London Stock Exchange Group PLC	7,836	1,016,773
	LSL Property Services PLC	21,252	64,124
Ω	Luceco PLC	27,014	79,778
	M&C Saatchi PLC	26,191	46,843
	M&G PLC	667,604	2,743,820
	Macfarlane Group PLC	47,125	40,326
	Man Group PLC	203,961	704,757
	Marks & Spencer Group PLC	674,002	3,032,305
	Marshalls PLC	52,330	92,829
*	Marston's PLC	259,927	182,612
	McBride PLC	53,087	112,648
	Me Group International PLC	106,144	211,446
	Mears Group PLC	25,475	137,323
	Melrose Industries PLC	164,979	1,082,636
*	Metro Bank Holdings PLC	54,271	110,894
	Midwich Group PLC	19,506	37,863
*	Mitchells & Butlers PLC	102,151	347,239
	Mitie Group PLC	417,250	989,391
	MJ Gleeson PLC	13,742	42,984
	Mondi PLC	85,425	882,564
	MONY Group PLC	109,675	266,441
	Moonpig Group PLC	65,807	190,893
	Morgan Advanced Materials PLC	88,893	264,331
	Morgan Sindall Group PLC	12,720	813,379
	Mortgage Advice Bureau Holdings Ltd.	4,769	34,380
	MP Evans Group PLC	12,136	296,278
	National Grid PLC (NG LN)	80,856	1,447,369
#	National Grid PLC (NGG US), Sponsored ADR	24,552	2,198,386
	NatWest Group PLC (NWG LN)	518,694	4,137,037
	NatWest Group PLC (NWG US), Sponsored ADR	105,299	1,675,315
	NCC Group PLC	32,996	53,636
	Next 15 Group PLC	24,898	80,911
		Shares	Value»
UNITED KINGDOM — (Continued)
	Next PLC	15,976	$2,819,580
	Ninety One PLC	124,236	364,580
	Norcros PLC	29,191	111,707
#*	Ocado Group PLC	104,563	282,728
Ω	On the Beach Group PLC	31,548	70,246
	OSB Group PLC	134,233	964,968
	Pagegroup PLC	75,489	137,631
	Pan African Resources PLC	669,808	1,279,069
#*	Pantheon Resources PLC	181,723	26,031
	Paragon Banking Group PLC	78,554	800,047
#	PayPoint PLC	12,008	103,894
	Pearson PLC (PSO US), Sponsored ADR	68,610	1,007,195
	Pearson PLC (PSON LN)	7,310	107,873
	Pennon Group PLC	54,080	404,529
	Persimmon PLC	89,129	1,285,193
	Pets at Home Group PLC	130,203	319,999
	Pharos Energy PLC	34,521	13,086
*	Phoenix Spree Deutschland Ltd.	14,613	34,923
*	Pinewood Technologies Group PLC	21,720	73,718
	Playtech PLC	73,167	362,397
	Plus500 Ltd.	34,070	2,069,535
	Polar Capital Holdings PLC	33,840	315,396
	Pollen Street Group Ltd.	3,987	46,109
	Porvair PLC	4,392	43,181
	PPHE Hotel Group Ltd.	3,736	76,684
	Premier Foods PLC	262,916	704,720
	Prudential PLC (PRU LN)	346,067	5,215,070
#	Prudential PLC (PUK US), ADR	43,085	1,302,460
*	PureTech Health PLC (PRTC LN)	65,378	113,239
	PZ Cussons PLC	37,864	39,250
	QinetiQ Group PLC	131,580	797,374
Ω	Quilter PLC	325,919	813,852
	Rank Group PLC	55,941	72,660
	Rathbones Group PLC	11,268	301,136
*††	Raven Property Group Ltd.	39,205	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reach PLC	195,418	$154,737
	Reckitt Benckiser Group PLC	78,968	5,024,620
	Record PLC	41,423	31,488
	Redcentric PLC	1,875	3,345
	RELX PLC (REL LN)	38,132	1,390,534
#	RELX PLC (RELX US), Sponsored ADR	40,644	1,487,149
	RELX PLC (REN NA)	48,598	1,779,367
	Renew Holdings PLC	21,052	261,073
	Rentokil Initial PLC RTO LN	290,094	1,955,743
#	Rentokil Initial PLC RTO US, Sponsored ADR	2,969	100,560
	RHI Magnesita NV	6,366	229,667
	Rightmove PLC	220,411	1,300,532
	Rio Tinto PLC (RIO LN)	2,919	294,050
	Rio Tinto PLC (RIO US), Sponsored ADR	85,615	8,602,595
*	Robert Walters PLC	14,202	18,322
	Rolls-Royce Holdings PLC	561,583	9,036,745
	Rotork PLC	200,906	844,504
	RS Group PLC	89,755	737,285
	RWS Holdings PLC	51,044	61,810
	S&U PLC	1,185	30,684
Ω	Sabre Insurance Group PLC	54,083	111,698
*	Saga PLC	22,805	182,360
	Sage Group PLC	113,017	1,347,913
*	Savannah Energy PLC	28,793	2,910
	Savills PLC	40,252	454,009
	Schroders PLC	117,244	923,177
	Secure Trust Bank PLC	4,722	80,591
	Senior PLC	82,116	319,920
	Serco Group PLC	334,609	1,284,386
	Serica Energy PLC	118,183	461,455
*	Severfield PLC	173,606	59,692
	Severn Trent PLC	36,356	1,616,161
	Shell PLC (SHEL LN)	31,966	1,453,393
#	Shell PLC (SHEL US), ADR	264,032	23,939,781
*	SIG PLC	477,907	52,506
*	SigmaRoc PLC	147,523	247,447
	Smith & Nephew PLC (SN LN)	32,509	503,038
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Smith & Nephew PLC (SNN US), Sponsored ADR	42,943	$1,328,227
	Smiths Group PLC	37,720	1,302,307
	Smiths News PLC	53,098	48,952
	Softcat PLC	43,114	809,516
	Speedy Hire PLC	246,733	66,562
	Spirax Group PLC	7,158	698,617
Ω	Spire Healthcare Group PLC	50,671	112,195
	SSE PLC	115,028	4,118,504
	SSP Group PLC	138,601	299,913
	St. James's Place PLC	151,699	2,504,840
	Standard Chartered PLC	310,696	7,911,819
	Standard Life PLC	31,503	324,106
	SThree PLC	34,568	79,273
*	Strix Group PLC	24,885	13,799
*	STV Group PLC	6,164	8,358
	Sunbelt Rentals Holdings, Inc.	59,713	4,488,267
#*	Synthomer PLC	29,916	28,237
	Tate & Lyle PLC	76,052	379,571
	Tatton Asset Management PLC	8,599	72,508
	Taylor Wimpey PLC	685,101	724,697
	TBC Bank Group PLC	15,540	1,028,952
*	Team Internet Group PLC	39,440	17,495
	Telecom Plus PLC	24,597	393,116
	Tesco PLC	1,134,907	7,434,827
#*	THG PLC	135,658	57,522
	Topps Tiles PLC	12,167	6,069
	TP ICAP Group PLC	267,269	1,148,657
*Ω	Trainline PLC	83,744	268,438
	Travis Perkins PLC	41,129	292,008
	Treatt PLC	8,368	34,242
	Trifast PLC	24,484	20,877
*	TT Electronics PLC	65,123	105,710
#*	Tullow Oil PLC	210,141	42,935
#	Unilever PLC UL US, Sponsored ADR	82,174	4,846,623
	Unilever PLC ULVRL IX	13,425	782,880
	Unilever PLC UNA NA	5,772	338,014
	United Utilities Group PLC	99,847	1,980,185
*	Vanquis Banking Group PLC	49,621	74,737
	Vertu Motors PLC	104,508	91,482
	Vesuvius PLC	81,499	490,976

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Victrex PLC	13,744	$112,731
*	Vistry Group PLC	250,037	1,115,951
	Vodafone Group PLC (VOD LN)	1,192,124	1,896,842
	Volex PLC	35,041	285,993
	Volution Group PLC	55,209	462,979
	Vp PLC	1,242	8,247
#	WAG Payment Solutions PLC	17,824	27,932
*Ω	Watches of Switzerland Group PLC	64,760	453,250
*	Watkin Jones PLC	116,541	35,807
	Weir Group PLC	36,595	1,326,397
	WH Smith PLC	38,845	272,879
	Whitbread PLC	44,151	1,342,099
	Wickes Group PLC	78,522	213,415
	Wilmington PLC	11,144	35,430
*	Wise PLC, Class A	13,801	197,373
#*Ω	Wizz Air Holdings PLC	1,105	13,450
	WPP PLC (WPP LN)	55,778	201,948
#	WPP PLC (WPP US), Sponsored ADR	23,989	433,961
*	Xaar PLC	28,829	54,666
*	XP Power Ltd.	1,519	36,225
	XPS Pensions Group PLC	43,406	178,925
	YouGov PLC	4,635	12,044
	Young & Co.'s Brewery PLC (YNGA LN), Class A	9,869	103,264
	Young & Co.'s Brewery PLC (YNGN LN)	7,529	65,569
	Zigup PLC	65,915	360,688
	Zotefoams PLC	4,323	23,067
TOTAL UNITED KINGDOM			394,212,494
UNITED STATES — (0.2%)
	Carnival PLC (CCL LN)	4,479	118,816
*	Coeur Mining, Inc. CDE CN	95,204	1,710,147
*	Coeur Mining, Inc. CDE US	60,053	1,079,152
*	Dauch Corp.	12,274	70,146
#	Diversified Energy Co. DEC LN	8,438	138,874
	Diversified Energy Co. DEC US	8,765	145,937
		Shares	Value»
UNITED STATES — (Continued)
*	Gran Tierra Energy, Inc. (GTE CN)	1,965	$18,239
#	International Paper Co.	55,889	1,746,727
*	James Hardie Industries PLC	645	13,538
*	James Hardie Industries PLC (JHX AU), CDI	43,669	931,679
#*	Keel Infrastructure Corp. KEEL US	185,100	560,853
	Ovintiv, Inc.	11,609	714,229
	Sunococorp LLC	12,492	832,976
TOTAL UNITED STATES			8,081,313
TOTAL COMMON STOCKS			5,271,110,375
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.2%)
	Alpargatas SA, 14.933%	41,693	101,206
	Axia Energia SA Class B, 5.844%	14,000	194,091
*	Axia Energia SA Class C	23,269	281,711
	Banco ABC Brasil SA, 10.346%	40,804	206,500
Ω	Banco BMG SA, 8.258%	108,550	117,279
	Banco Bradesco SA, 7.793%	221,663	864,843
	Banco do Estado do Rio Grande do Sul SA, 10.262%	83,494	263,374
	Banco Pine SA, 5.698%	38,278	111,082
	Centrais Eletricas de Santa Catarina SA, 6.643%	1,700	52,695
	Cia de Ferro Ligas da Bahia FERBASA, 9.489%	59,972	93,135
	Cia De Sanena Do Parana, 5.068%	179,798	286,120
	Cia Energetica de Minas Gerais, 13.489%	221,829	561,763
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,292	78,830

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Energisa SA, 3.848%	212	$426
	Eucatex SA Industria e Comercio, 5.237%	26,314	114,145
	Gerdau SA, 2.742%	60,750	277,385
	Isa Energia Brasil SA, 6.271%	39,563	235,774
	Itau Unibanco Holding SA, 7.892%	155,161	1,353,327
	Klabin SA, 9.166%	3	2
	Localiza Rent a Car SA, 1.183%	7,482	66,694
	Marcopolo SA, 15.762%	226,396	296,265
	Petroleo Brasileiro SA - Petrobras, 7.287%	616,194	6,107,436
*	Raizen SA	297,543	28,241
	Randoncorp SA, 0.880%	53,253	57,105
	Schulz SA, 12.223%	27,962	29,420
	Taurus Armas SA, 0.064%	22,990	22,564
	Track & Field Co. SA, 2.057%	7,000	21,699
	Unipar Carbocloro SA, 16.248%	8,818	111,547
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	147,859	247,536
TOTAL BRAZIL			12,182,195
CHILE — (0.0%)
	Embotelladora Andina SA, 1.442%	47,804	222,835
COLOMBIA — (0.0%)
	Grupo Argos SA, 5.776%	8,261	27,654
	Grupo Aval Acciones y Valores SA, 3.516%	345,427	76,425
	Grupo de Inversiones Suramericana SA, 4.014%	21,381	237,874
TOTAL COLOMBIA			341,953
GERMANY — (0.2%)
	Bayerische Motoren Werke AG, 5.549%	6,151	561,281
#	Dr. Ing hc F Porsche AG, 5.619%	22,586	1,096,798
		Shares	Value»

GERMANY — (Continued)
	Draegerwerk AG & Co. KGaA, 2.263%	2,818	$297,798
	Einhell Germany AG, 1.976%	1,782	159,913
	FUCHS SE, 2.913%	24,279	1,143,694
	Henkel AG & Co. KGaA, 3.334%	20,019	1,456,742
	Jungheinrich AG, 3.118%	19,888	599,201
	Porsche Automobil Holding SE, 6.171%	48,794	1,775,425
#	Sartorius AG, 0.342%	1,208	308,615
	Sixt SE, 4.610%	6,464	444,307
	STO SE & Co. KGaA, 3.245%	939	113,321
	Villeroy & Boch AG, 5.187%	2,636	54,231
	Volkswagen AG, 7.359%	26,069	2,643,611
TOTAL GERMANY			10,654,937
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	190,612	20,484
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	29,356
TOTAL PREFERRED STOCKS			23,451,760
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Silver Mines Ltd. Warrants 06/17/26	9,517	277
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,541	0
CHILE — (0.0%)
*	Parque Arauco SA Rights 06/02/2026	11,031	0
ISRAEL — (0.0%)
#*	Baran Group Ltd. Rights 05/08/2026	13	6

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	6,942	$0
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	19,404	244
SOUTH KOREA — (0.0%)
*	SKC Co. Ltd. Rights 05/15/2026	409	13,016
SPAIN — (0.0%)
*	Deoleo SA Rights 05/27/2026	43,531	0
TAIWAN — (0.0%)
*	Ability Opto-Electronics Technology Co. Ltd. Rights	198	100
*	Taiwan Cogeneration Corp. Rights 05/11/2026	17,169	6,324
*	Wafer Works Corp. Rights	4,860	1,886
TOTAL TAIWAN			8,310
		Shares	Value»

THAILAND — (0.0%)
*	Assetwise PCL Rights	4,930	$0
*	Better World Green PCL Warrants	586,066	0
UNITED ARAB EMIRATES — (0.0%)
*	Sharjah Islamic Bank Rights 05/08/2026	105,795	11,550
TOTAL RIGHTS/WARRANTS			33,403
TOTAL INVESTMENT SECURITIES (Cost $2,856,682,155)			5,294,595,538
			Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	20,183,507	233,422,263
TOTAL INVESTMENTS — (100.0%)
(Cost $3,090,115,897)			$5,528,017,801
As of April 30, 2026, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	123	06/18/26	$39,285,577	$44,549,062	$5,263,485
Total Futures Contracts			$39,285,577	$44,549,062	$5,263,485
As of April 30, 2026, the value of Rule 144A securities amounted to $122,871,827 or 2.3% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$4,055,999	$209,087,253	$70,704	$213,213,956
Austria	—	25,064,308	—	25,064,308

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Belgium	$715,477	$36,775,972	—	$37,491,449
Brazil	59,130,851	211,925	—	59,342,776
Canada	444,309,220	1,292,067	—	445,601,287
Chile	7,981,493	42,996	—	8,024,489
China	24,237,499	400,751,915	$67,637	425,057,051
Colombia	2,009,152	237,261	—	2,246,413
Czech Republic	—	2,178,960	—	2,178,960
Denmark	—	68,867,141	—	68,867,141
Egypt	158,770	264,683	—	423,453
Finland	1,265,923	60,629,345	—	61,895,268
France	4,327,119	256,160,307	—	260,487,426
Germany	1,847,407	252,167,939	—	254,015,346
Greece	—	8,970,691	—	8,970,691
Hong Kong	—	55,106,416	7,025	55,113,441
Hungary	—	5,326,216	—	5,326,216
India	7,668,103	230,692,266	—	238,360,369
Indonesia	72,950	18,139,924	13,712	18,226,586
Ireland	—	20,321,297	—	20,321,297
Israel	3,641,657	51,991,856	—	55,633,513
Italy	1,042,141	128,682,931	—	129,725,072
Japan	1,533,454	779,164,572	—	780,698,026
Kuwait	—	11,855,590	19,370	11,874,960
Malaysia	5,556	24,228,557	26	24,234,139
Mexico	34,590,650	195,490	—	34,786,140
Netherlands	34,658,788	94,992,515	—	129,651,303
New Zealand	—	8,363,767	—	8,363,767
Norway	176,446	31,770,426	—	31,946,872
Peru	761,770	—	—	761,770
Philippines	16,981	6,854,734	1,360	6,873,075
Poland	20,177	23,467,636	—	23,487,813
Portugal	—	13,160,357	—	13,160,357
Qatar	—	9,466,753	—	9,466,753
Saudi Arabia	21,182	38,791,847	—	38,813,029
Singapore	—	45,353,535	—	45,353,535
South Africa	6,779,680	51,369,125	—	58,148,805
South Korea	560,312	312,687,428	96,227	313,343,967
Spain	46,107	104,640,769	—	104,686,876
Sweden	44,553	93,340,961	—	93,385,514
Switzerland	24,153,016	239,766,622	—	263,919,638
Taiwan	41,126,496	383,898,966	4,277	425,029,739
Thailand	—	19,073,117	—	19,073,117
Turkey	—	10,269,003	—	10,269,003
United Arab Emirates	—	25,901,862	—	25,901,862
United Kingdom	91,003,480	303,207,198	1,816	394,212,494
United States	5,145,217	2,936,096	—	8,081,313
Preferred Stocks
Brazil	12,182,195	—	—	12,182,195
Chile	222,835	—	—	222,835
Colombia	341,953	—	—	341,953
Germany	—	10,654,937	—	10,654,937
India	20,484	—	—	20,484
Philippines	—	29,356	—	29,356

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Australia	—	$277	—	$277
Canada	—	—	—	—
Chile	—	—	—	—
Israel	—	6	—	6
Italy	—	—	—	—
Malaysia	—	244	—	244
South Korea	—	13,016	—	13,016
Spain	—	—	—	—
Taiwan	—	8,310	—	8,310
Thailand	—	—	—	—
United Arab Emirates	—	11,550	—	11,550
Securities Lending Collateral	—	233,422,263	—	233,422,263
Total Investments in Securities	$815,875,093	$4,711,860,554	$282,154˂˃	$5,528,017,801
Financial Instruments
Assets
Futures Contracts**	$5,263,485	—	—	5,263,485
Total Financial Instruments	$5,263,485	—	—	$5,263,485
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.9%)
AUSTRALIA — (4.0%)
*	29Metals Ltd.	128,341	$22,757
#	Adairs Ltd.	41,096	38,825
*	AIC Mines Ltd.	66,335	29,127
*	Alkane Resources Ltd.	234,680	258,619
#*	AMA Group Ltd.	64,839	27,595
	AMP Ltd.	562,752	597,441
*	Amplitude Energy Ltd.	92,878	117,158
	Ampol Ltd.	18,543	469,519
	Ansell Ltd.	37,962	728,236
#*	Appen Ltd.	5,840	4,834
	ARB Corp. Ltd.	5,042	68,181
#	ARN Media Ltd.	46,336	9,397
	AUB Group Ltd.	5,741	106,920
*	Aurelia Metals Ltd.	386,915	82,507
	Aurizon Holdings Ltd.	358,136	1,081,936
#	Aussie Broadband Ltd.	46,808	181,095
*	Austal Ltd.	116,886	352,462
	Austin Engineering Ltd.	125,433	16,861
#*	Australian Agricultural Co. Ltd.	38,939	36,775
#	Australian Clinical Labs Ltd.	25,022	34,322
*	Baby Bunting Group Ltd.	21,461	22,374
	Bank of Queensland Ltd.	89,854	436,203
#	Bapcor Ltd.	58,176	23,828
*	BCI Minerals Ltd.	2,089	570
#	Beach Energy Ltd.	366,289	311,137
	Beacon Minerals Ltd.	14,099	29,748
	Bega Cheese Ltd.	86,735	346,809
	Bell Financial Group Ltd.	35,130	33,799
*	Bellevue Gold Ltd.	208,306	226,480
	Bendigo & Adelaide Bank Ltd.	499	3,857
	BlueScope Steel Ltd.	105,930	2,302,810
	Capral Ltd.	4,333	38,059
	Cedar Woods Properties Ltd.	19,782	106,589
	Challenger Ltd.	98,677	614,183
	Champion Iron Ltd.	76,250	263,414
	Civmec Australia Ltd.	27,600	30,714
	Cleanaway Waste Management Ltd.	237,943	381,729
		Shares	Value»
AUSTRALIA — (Continued)
#	Clinuvel Pharmaceuticals Ltd.	4,611	$30,611
*	Coast Entertainment Holdings Ltd.	58,031	18,556
	Collins Foods Ltd.	17,362	102,991
#*††	Corporate Travel Management Ltd.	23,832	51,645
	Downer EDI Ltd.	182,509	980,698
	Dyno Nobel Ltd.	296,568	704,201
	Eagers Automotive Ltd.	2,678	46,746
*††	Elanor Investor Group	28,014	3,106
#	Elders Ltd.	55,614	288,224
*	Emeco Holdings Ltd.	52,156	42,649
#	Endeavour Group Ltd.	297,508	720,267
	EQT Holdings Ltd.	6,533	92,158
	Euroz Hartleys Group Ltd.	33,893	27,238
	Evolution Mining Ltd.	26,485	234,158
#	EVT Ltd.	11,522	100,763
	Fenix Resources Ltd.	55,372	12,621
	Finbar Group Ltd.	36,407	19,416
	FleetPartners Group Ltd.	80,357	136,565
#	Fleetwood Ltd.	26,550	32,189
#	Flight Centre Travel Group Ltd.	25,994	193,699
	GrainCorp Ltd., Class A	59,241	263,348
	GWA Group Ltd.	51,348	74,113
	Hansen Technologies Ltd.	21,959	79,854
	Harvey Norman Holdings Ltd.	166,956	545,676
#	Healius Ltd.	83,245	30,407
	Helia Group Ltd.	111,378	433,439
	Horizon Oil Ltd.	246,669	41,955
*	IGO Ltd.	120,347	662,184
	Iluka Resources Ltd.	81,104	482,531
	Imdex Ltd.	9,234	27,163
#	Inghams Group Ltd.	58,877	80,363
#	Integral Diagnostics Ltd.	29,979	48,225
#	IPH Ltd.	45,562	119,758
	IVE Group Ltd.	53,279	99,570
*	Judo Capital Holdings Ltd.	83,477	86,777
	Karoon Energy Ltd.	165,761	261,308

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Kelsian Group Ltd.	18,581	$51,441
	L1 Group Ltd.	60,974	49,444
	Lindsay Australia Ltd.	47,917	20,591
#	Maas Group Holdings Ltd.	22,369	71,483
	Macmahon Holdings Ltd.	268,775	141,615
#	Magellan Financial Group Ltd.	30,728	227,826
	Maxiparts Ltd.	15,650	20,448
	Metcash Ltd.	161,382	317,788
*	Michael Hill International Ltd. (MHJ NZ)	12,726	3,499
#	Monash IVF Group Ltd.	40,926	21,543
	MotorCycle Holdings Ltd.	13,368	23,318
#*	Myer Holdings Ltd.	186,448	35,041
	MyState Ltd.	26,773	89,017
	New Hope Corp. Ltd.	117,511	465,857
	nib holdings Ltd.	51,210	247,312
	Nine Entertainment Co. Holdings Ltd.	267,113	184,829
	NRW Holdings Ltd.	97,031	432,639
*	Nufarm Ltd.	27,679	49,126
	OM Holdings Ltd.	28,351	5,552
*	Omni Bridgeway Ltd.	49,632	58,818
	oOh!media Ltd.	128,698	108,665
	Orica Ltd.	37,820	576,850
	Orora Ltd.	153,683	146,723
*	Pantoro Gold Ltd.	24,297	58,092
*	Paragon Care Ltd.	96,262	10,459
	Peet Ltd.	121,341	157,781
	Perenti Ltd.	256,008	346,504
	Perpetual Ltd.	15,846	191,519
	Perseus Mining Ltd.	369,302	1,480,047
#*	PEXA Group Ltd.	24,814	225,469
	Premier Investments Ltd.	360	3,234
#	Propel Funeral Partners Ltd.	11,552	31,556
	Qube Holdings Ltd.	131,256	477,919
	Ramelius Resources Ltd.	409,452	1,016,249
	Ramsay Health Care Ltd.	24,230	685,394
*††	Regional Express Holdings Ltd.	9,110	0
	Regis Resources Ltd.	123,246	631,950
	Reliance Worldwide Corp. Ltd.	111,137	263,559
*	Resolute Mining Ltd.	673,288	576,150
	Ridley Corp. Ltd.	28,024	56,450
		Shares	Value»
AUSTRALIA — (Continued)
*	Sandfire Resources Ltd.	135,121	$1,632,478
	SEEK Ltd.	7,679	77,086
*	Select Harvests Ltd.	25,062	69,285
#	Servcorp Ltd.	7,156	33,483
	Service Stream Ltd.	186,607	263,088
	Shaver Shop Group Ltd.	17,609	17,601
	Sims Ltd. (SGM AU)	29,519	446,123
	Sonic Healthcare Ltd.	43,963	629,050
	Southern Cross Electrical Engineering Ltd.	38,384	105,075
	Stanmore Resources Ltd.	74,827	126,937
	Steadfast Group Ltd.	55,863	171,825
	Super Retail Group Ltd.	22,544	193,845
*	Superloop Ltd.	97,815	238,886
	Tabcorp Holdings Ltd.	712,684	585,765
	Ten Sixty Four Ltd.	76,973	6,096
	TPG Telecom Ltd.	92,537	279,885
#*	Tyro Payments Ltd.	113,726	60,250
	Vault Minerals Ltd.	144,635	482,540
Ω	Viva Energy Group Ltd.	108,833	193,500
	Washington H Soul Pattinson & Co. Ltd.	17,924	546,573
*	WEB Travel Group Ltd.	37,071	71,670
	Webjet Group Ltd.	52,258	19,924
*	West African Resources Ltd.	311,032	677,246
	Westgold Resources Ltd.	148,073	588,026
	Whitehaven Coal Ltd.	210,315	1,285,157
	Worley Ltd.	92,465	792,076
#	Yancoal Australia Ltd.	89,948	494,920
TOTAL AUSTRALIA			36,262,189
AUSTRIA — (0.8%)
Ω	BAWAG Group AG	6,756	1,156,970
	Erste Group Bank AG	3,600	397,786
	EVN AG	1,827	62,078
#*	Lenzing AG	1,150	31,476
	Mayr Melnhof Karton AG	919	86,277
	OMV AG	18,402	1,298,999
	Palfinger AG	1,142	46,993
	Porr AG	4,003	183,573
	Raiffeisen Bank International AG	30,433	1,659,987
#	SBO AG	662	28,731

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Strabag SE (STR AV), Class BR	1,617	$170,623
	Telekom Austria AG	13,178	149,804
	UNIQA Insurance Group AG	8,489	162,887
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,088	533,694
	voestalpine AG	22,402	1,158,250
	Wienerberger AG	8,898	257,990
TOTAL AUSTRIA			7,386,118
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	6,826	2,251,301
	Ageas SA	43,696	3,424,221
	Azelis Group NV	161	2,133
	Barco NV	14,415	161,348
	Bekaert SA	10,897	538,106
*	bpost SA	21,239	45,260
	Cie d'Entreprises CFE	2,176	29,061
	CMB Tech NV	14,666	202,294
	Colruyt Group NV	9,850	379,674
	Deceuninck NV	17,296	43,446
	Deme Group NV	1,054	240,518
	Econocom Group SA NV	19,313	32,035
	Jensen-Group NV	248	20,014
#*	Ontex Group NV	16,568	56,620
	Proximus SADP	31,582	240,897
	Sipef NV	1,661	198,164
	Solvay SA	1,859	60,703
	Syensqo SA	7,699	510,745
	Tessenderlo Group SA	3,696	92,726
	VGP NV	90	9,240
	Viohalco SA	1,948	33,421
TOTAL BELGIUM			8,571,927
BRAZIL — (0.8%)
	Allied Tecnologia SA	24,800	31,302
	Anima Holding SA	78,300	62,775
	Azzas 2154 SA	10,800	47,154
	Bemobi Mobile Tech SA	9,900	52,381
*	Blau Farmaceutica SA	5,200	10,533
*	Brava Energia	28,604	110,504
	Brisanet Servicos de Telecomunicacoes SA	14,200	8,574
		Shares	Value»
BRAZIL — (Continued)
	C&A Modas SA	27,200	$62,180
*	Cia Brasileira de Aluminio	46,700	99,873
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	75,831	95,405
	Cogna Educacao SA	361,350	202,866
	Cruzeiro do Sul Educacional SA	40,965	44,507
	CSU Digital SA	11,000	39,874
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,318	196,001
Ω	Desktop SA	28,200	104,786
	Dexco SA	21,926	23,069
*	Diagnosticos da America SA	50,078	34,182
	Dimed SA Distribuidora da Medicamentos	20,367	55,814
	Embraer SA	24,126	375,352
	Empreendimentos Pague Menos SA PGMN3 BZ	47,117	52,904
	Fleury SA	28,500	92,548
	Gerdau SA, Sponsored ADR	120,683	551,520
	Grendene SA	36,629	32,399
	Grupo Mateus SA	22,400	19,633
	Grupo SBF SA	30,100	66,986
	Guararapes Confeccoes SA	17,200	33,311
	Hypera SA HYPE3 BZ	61,244	278,652
	Iochpe Maxion SA	15,800	30,153
	Irani Papel e Embalagem SA	9,300	14,649
*	IRB-Brasil Resseguros SA	16,589	179,228
*	Jalles Machado SA	14,200	9,177
	JHSF Participacoes SA	58,376	147,950
	JSL SA	17,000	24,238
	Lavvi Empreendimentos Imobiliarios SA	19,500	51,390
	Localiza Rent a Car SA	29,746	275,786
	Lojas Renner SA	122,186	335,581
	M Dias Branco SA	8,800	41,727
	Magazine Luiza SA	38,640	64,221
	Marcopolo SA	17,700	23,020

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Mills Locacao Servicos e Logistica SA	13,300	$34,138
	Motiva Infraestrutura de Mobilidade SA	62,320	201,365
	Moura Dubeux Engenharia SA	14,496	88,379
	Movida Participacoes SA MOVI3 BZ	19,276	47,258
*	Movida Participacoes SA MOVI9 BZ	3,647	8,897
*	Natura Cosmeticos SA	101,278	208,414
*	Oceanpact Servicos Maritimos SA	15,100	31,500
	Petroreconcavo SA	18,100	47,372
	Porto Seguro SA	4,900	49,269
*	PRIO SA	65,354	876,481
	Qualicorp Consultoria e Corretora de Seguros SA	41,500	15,002
	Romi SA	9,887	13,677
	Sao Martinho SA	20,400	66,616
	Sendas Distribuidora SA (ASAI3 BZ)	50,097	89,535
Ω	Ser Educacional SA	32,700	83,933
	Simpar SA SIMH3 BZ	21,450	47,736
*	Simpar SA SIMH9 BZ	8,942	19,900
	SLC Agricola SA	15,075	51,754
	Smartfit Escola de Ginastica e Danca SA	21,600	75,333
	Trisul SA	20,801	20,457
	Ultrapar Participacoes SA (UGPA3 BZ)	77,238	467,003
	Uniao Pet Participacoes SA	36,500	25,209
	Unifique Telecomunicacoes SA	34,083	47,148
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	38,250
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,437	60,328
	Vibra Energia SA	135,419	910,669
		Shares	Value»
BRAZIL — (Continued)
	YDUQS Participacoes SA	36,471	$72,621
TOTAL BRAZIL			7,680,449
CANADA — (8.3%)
	ADENTRA, Inc.	5,060	127,063
	ADF Group, Inc.	1,385	10,420
*	Advantage Energy Ltd.	75,400	573,403
	Aecon Group, Inc.	14,709	540,996
	AGF Management Ltd., Class B	15,500	184,857
*	Air Canada	18,700	256,749
	Alamos Gold, Inc. (AGI CN), Class A	62	2,474
	Alaris Equity Partners Income	7,900	131,032
	Algoma Central Corp.	3,700	60,144
	AltaGas Ltd.	73,260	2,745,733
	Altius Minerals Corp.	4,849	175,883
	Amerigo Resources Ltd.	800	3,381
	ARC Resources Ltd.	155,102	3,679,011
#*	Athabasca Oil Corp.	108,571	955,946
	AtkinsRealis Group, Inc.	9,153	631,583
*	ATS Corp. (ATS US)	1,464	47,507
*	AutoCanada, Inc.	3,000	50,929
	B2Gold Corp. (BTG US)	253,374	1,140,183
	B2Gold Corp. (BTO CN)	24,417	110,369
*	Bausch Health Cos., Inc. (BHC US)	52,680	301,330
	Baytex Energy Corp.	92,659	469,997
	Birchcliff Energy Ltd.	44,387	210,114
	Bird Construction, Inc.	159	5,863
	Black Diamond Group Ltd.	11,000	137,262
	Boralex, Inc., Class A	9,300	251,679
	Brookfield Wealth Solutions Ltd.	2,300	103,880
*	CAE, Inc. (CAE US)	23,395	610,843
	Calian Group Ltd.	1,707	88,834
	Canaccord Genuity Group, Inc.	7,400	64,556
*	Canacol Energy Ltd.	6,190	0
#*	Canada Goose Holdings, Inc. (GOOS US)	2,208	25,127
	Canada Packers, Inc.	2,698	36,547
	Canadian Tire Corp. Ltd., Class A	9,731	1,353,321

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Canfor Corp.	12,024	$107,108
*	Capstone Copper Corp.	63,218	526,836
	Cardinal Energy Ltd.	36,370	332,279
	Cascades, Inc.	36,006	285,217
	CCL Industries, Inc., Class B	13,893	877,345
*	Celestica, Inc. (CLS CN)	64	26,276
	Centerra Gold, Inc.	21,137	367,857
	CES Energy Solutions Corp.	43,335	616,998
*	Cipher Pharmaceuticals, Inc.	2,347	30,600
	Cogeco Communications, Inc.	3,501	162,221
	Cogeco, Inc.	13,477	626,350
	Definity Financial Corp.	18,390	937,540
	Dexterra Group, Inc.	4,400	37,996
	Doman Building Materials Group Ltd.	18,957	143,746
	DPM Metals, Inc.	9,838	330,335
	DREAM Unlimited Corp., Class A	3,900	53,116
	Dynacor Group, Inc.	10,400	44,483
	E-L Financial Corp. Ltd.	41,400	519,653
	Eldorado Gold Corp. (EGO US)	19,507	606,473
	Eldorado Gold Corp. (ELD CN)	40,242	1,243,401
	Empire Co. Ltd., Class A	29,278	1,002,265
	Enerflex Ltd. (EFX CN)	40,826	1,095,526
	Enghouse Systems Ltd.	1,292	16,122
*	Ensign Energy Services, Inc.	60,488	170,552
	EQB, Inc.	6,065	550,442
	Equinox Gold Corp. (EQX CN)	19,913	278,248
#	Equinox Gold Corp. (EQX US)	47,407	661,802
*	ERO Copper Corp. (ERO US)	11,303	292,183
	Exchange Income Corp.	3,833	282,322
		Shares	Value»
CANADA — (Continued)
	Exco Technologies Ltd.	7,000	$38,031
	Fiera Capital Corp.	10,500	44,525
	Finning International, Inc.	23,789	1,742,209
#	First Majestic Silver Corp. (AG US)	41,322	814,457
	First Majestic Silver Corp. (FR CN)	14,361	282,917
*	First Quantum Minerals Ltd.	71,008	1,738,673
*	Foraco International SA	6,200	14,378
#*	Fortuna Mining Corp. (FSM US)	85,224	822,412
*	Fortuna Mining Corp. (FVI CN)	80	772
	Frontera Energy Corp.	7,501	81,120
*	Galiano Gold, Inc. GAU CN	46,170	107,408
	Gamehost, Inc.	1,600	15,772
#	GFL Environmental, Inc.	2,370	95,061
	Gildan Activewear, Inc. (GIL US)	1,514	93,853
	Headwater Exploration, Inc.	29,100	287,497
	High Liner Foods, Inc.	5,600	56,686
	Hudbay Minerals, Inc. (HBM CN)	80,845	1,870,019
	Hudbay Minerals, Inc. (HBM US)	2,760	63,784
	iA Financial Corp., Inc.	24,244	3,120,209
*	IAMGOLD Corp. (IAG US)	63,068	1,063,957
*	IAMGOLD Corp. (IMG CN)	62,872	1,058,088
*	Imperial Metals Corp.	12,042	59,840
	K-Bro Linen, Inc.	1,900	53,027
*	Kelt Exploration Ltd.	39,690	293,654
	Kinross Gold Corp. (K CN)	100	3,029
	Kinross Gold Corp. (KGC US)	9	272
*	Kolibri Global Energy, Inc.	2,926	16,823
	Lassonde Industries, Inc., Class A	1,100	181,008
	Laurentian Bank of Canada	8,997	266,727

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Leon's Furniture Ltd.	8,521	$164,668
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	11,084	741,653
*	Lucara Diamond Corp.	96,116	16,982
	Lundin Mining Corp.	86,726	2,225,692
	Magellan Aerospace Corp.	3,497	64,516
	Magna International, Inc. (MGA US)	54,153	3,447,921
*	Major Drilling Group International, Inc.	14,091	162,555
	Maple Leaf Foods, Inc.	13,588	287,095
	Martinrea International, Inc.	16,584	122,578
*	Mattr Corp.	14,076	98,755
	McCoy Global, Inc.	4,100	7,757
*	MDA Space Ltd.	11,485	351,225
	Medical Facilities Corp.	3,800	48,033
	Melcor Developments Ltd.	4,500	61,420
	Methanex Corp. (MEOH US)	7,013	459,632
#	Methanex Corp. (MX CN)	6,800	444,940
	Metro, Inc.	12,448	834,479
	MTY Food Group, Inc.	2,444	73,031
	Mullen Group Ltd.	11,901	180,134
	Neo Performance Materials, Inc.	5,581	103,949
	North American Construction Group Ltd. (NOA CN)	3,100	45,552
	North West Co., Inc.	1,811	67,835
	Northland Power, Inc.	33,723	579,946
#*	Obsidian Energy Ltd. (OBE US)	3,875	55,335
	OceanaGold Corp.	93,677	2,900,608
	Open Text Corp. (OTEX CN)	800	18,134
#	Open Text Corp. (OTEX US)	39,691	899,398
	OR Royalties, Inc. (OR CN)	566	20,847
	Pan American Silver Corp. (PAAS CN)	52,992	2,772,976
	Paramount Resources Ltd., Class A	18,572	420,284
	Parex Resources, Inc.	29,536	622,314
		Shares	Value»
CANADA — (Continued)
	Pason Systems, Inc.	11,700	$120,329
	Petrus Resources Ltd.	7,000	10,461
	Peyto Exploration & Development Corp.	52,912	1,013,171
	PHX Energy Services Corp.	11,400	103,312
	Pizza Pizza Royalty Corp.	5,000	57,423
	Polaris Renewable Energy, Inc.	3,900	36,808
	Pollard Banknote Ltd.	1,700	22,327
*	Precision Drilling Corp. (PDS US)	1,935	180,594
#	Premium Brands Holdings Corp.	7,720	484,507
	Richelieu Hardware Ltd.	9,200	269,020
#	Rogers Sugar, Inc.	23,630	114,292
	Russel Metals, Inc.	16,034	624,079
*	Sangoma Technologies Corp.	2,812	12,007
	Saputo, Inc.	45,538	1,378,863
	Savaria Corp.	7,394	162,648
	Secure Waste Infrastructure Corp.	44	750
	Sienna Senior Living, Inc.	3,231	55,660
	South Bow Corp. SOBO CN	900	30,809
	South Bow Corp. SOBO US	19,609	671,412
*	Spartan Delta Corp.	9,800	100,644
*	SSR Mining, Inc. (SSRM CN)	20,030	576,844
	Stella-Jones, Inc.	5,600	346,550
	Superior Plus Corp.	48,813	269,516
	Supremex, Inc.	4,400	11,596
	Surge Energy, Inc.	9,700	71,482
	Taiga Building Products Ltd.	11,800	32,142
	Tamarack Valley Energy Ltd.	134,499	1,261,470
	TELUS Corp.	425	5,322
	TMX Group Ltd.	3,801	155,023
	Torex Gold Resources, Inc.	25,846	1,064,398
	Total Energy Services, Inc.	6,901	119,492
	Tourmaline Oil Corp.	23,048	1,116,471
	Transcontinental, Inc., Class A	22,793	89,101
	Trican Well Service Ltd.	53,175	282,251

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Triple Flag Precious Metals Corp. (TFPM CN)	3,500	$111,724
	Triple Flag Precious Metals Corp. (TFPM US)	854	27,251
*	Trisura Group Ltd. (TSU CN)	8,006	259,332
*	Valeura Energy, Inc.	2,110	20,846
	Vermilion Energy, Inc. (VET US)	27,700	373,119
	VersaBank (VBNK CN)	3,835	68,521
*††	Victoria Gold Corp./Vancouver	259	17
	Wajax Corp.	4,107	102,255
	West Fraser Timber Co. Ltd. (WFG CN)	1,289	81,609
	Westshore Terminals Investment Corp.	6,600	172,634
	Whitecap Resources, Inc. WCP CN	228,263	2,693,750
	Whitecap Resources, Inc. WCPRF US	79,992	946,307
	Winpak Ltd.	7,099	209,884
*††	Xebec Adsorption, Inc.	18,924	0
TOTAL CANADA			75,816,783
CHILE — (0.1%)
	Banco Itau Chile SA	3,897	79,689
*	CAP SA	10,189	79,434
	Empresa Nacional de Telecomunicaciones SA	47,111	186,390
	Empresas CMPC SA	42,086	52,202
	Inversiones Aguas Metropolitanas SA	34,779	37,879
	Ripley Corp. SA	323,786	136,918
	Salfacorp SA	78,597	122,105
	SMU SA	343,388	52,050
	SONDA SA	83,365	26,885
	Vina Concha y Toro SA	11,711	11,505
TOTAL CHILE			785,057
CHINA — (8.7%)
#	361 Degrees International Ltd.	149,000	103,556
#Ω	3SBio, Inc.	166,500	498,024
	5I5J Holding Group Co. Ltd., Class A	60,500	26,330
		Shares	Value»
CHINA — (Continued)
	AAC Technologies Holdings, Inc.	144,000	$666,920
	Accelink Technologies Co. Ltd., Class A	4,000	85,159
#*	Adicon Holdings Ltd.	30,500	16,065
	Advanced Technology & Materials Co. Ltd., Class A	12,700	40,039
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	55,782
Ω	AK Medical Holdings Ltd.	32,000	25,859
	Allmed Medical Products Co. Ltd., Class A	8,900	17,979
	Aluminum Corp. of China Ltd., Class H	412,000	603,398
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	28,499
	Anhui Heli Co. Ltd., Class A	14,100	37,300
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	23,703
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	11,700	33,319
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,100	12,178
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	30,600	24,096
	Anhui Jinhe Industrial Co. Ltd., Class A	7,200	24,634
	Anhui Korrun Co. Ltd., Class A	6,800	21,161
	Anhui Kouzi Distillery Co. Ltd., Class A	3,800	13,293
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	15,800	17,870
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	26,100	43,502

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	$44,634
	Anjoy Foods Group Co. Ltd., Class A	2,500	40,135
	Anton Oilfield Services Group	504,000	67,702
	Aoshikang Technology Co. Ltd., Class A	4,500	34,544
	Aotecar New Energy Technology Group Co. Ltd., Class A	56,400	23,976
	Arctech Solar Holding Co. Ltd., Class A	3,120	18,582
#Ω	AsiaInfo Technologies Ltd.	74,000	53,231
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,400	31,067
	Autobio Diagnostics Co. Ltd., Class A	4,100	20,114
	AviChina Industry & Technology Co. Ltd., Class H	233,000	102,644
*	BAIC Foton Motor Co. Ltd., Class A	104,398	54,055
*Ω	BAIC Motor Corp. Ltd., Class H	156,500	27,912
	Bank of Chongqing Co. Ltd., Class H	132,500	140,895
	Bank of Guiyang Co. Ltd., Class A	26,200	23,072
Ω	Bank of Qingdao Co. Ltd., Class H	84,000	55,273
	Bank of Tianjin Co. Ltd., Class H	33,000	10,656
	Bank of Xi'an Co. Ltd., Class A	48,800	26,368
	Baoji Titanium Industry Co. Ltd., Class A	2,500	12,266
	BBMG Corp., Class H	274,000	26,651
	BBMG Jidong Cement Group Co. Ltd., Class A	38,400	24,101
	Bear Electric Appliance Co. Ltd., Class A	3,600	21,811
	Beibuwan Port Co. Ltd., Class A	34,600	58,625
		Shares	Value»
CHINA — (Continued)
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	93,900	$42,089
*	Beijing Capital International Airport Co. Ltd., Class H	218,000	53,025
	Beijing Dabeinong Technology Group Co. Ltd., Class A	36,300	20,685
	Beijing Enterprises Holdings Ltd.	97,500	386,144
	Beijing Enterprises Urban Resources Group Ltd.	36,000	2,060
	Beijing Enterprises Water Group Ltd.	860,000	303,843
	Beijing Fengjing Automotive Parts Co. Ltd.	40,600	23,436
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	32,100	68,694
	Beijing Haohua Energy Resource Co. Ltd., Class A	19,000	32,529
	Beijing Jetsen Technology Co. Ltd., Class A	40,700	33,471
*	Beijing Jingyuntong Technology Co. Ltd., Class A	39,200	22,664
*	Beijing Leike Defense Technology Co. Ltd., Class A	37,100	72,374
	Beijing Originwater Technology Co. Ltd., Class A	6,054	3,482
	Beijing Sanyuan Foods Co. Ltd., Class A	38,300	34,183
	Beijing Shunxin Agriculture Co. Ltd., Class A	10,000	18,616
	Beijing Sinnet Technology Co. Ltd., Class A	17,200	40,351
	Beijing SL Pharmaceutical Co. Ltd., Class A	20,800	19,854

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	$7,945
	Beijing Strong Biotechnologies, Inc., Class A	11,400	21,199
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	15,000	14,125
	Beijing United Information Technology Co. Ltd., Class A	7,000	27,915
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	49,000	7,679
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,200	40,412
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	12,200	21,667
	Best Pacific International Holdings Ltd.	34,000	12,718
	Biem.L.Fdlkk Garment Co. Ltd., Class A	8,600	25,527
	Binhai Investment Co. Ltd.	55,136	8,308
Ω	Blue Moon Group Holdings Ltd.	61,500	24,950
Ω	BOC Aviation Ltd.	44,800	460,021
*	BOE HC SemiTek Corp.	33,600	59,776
	BOE Varitronix Ltd.	61,000	33,341
*	Bohai Leasing Co. Ltd., Class A	97,100	66,754
	Bright Dairy & Food Co. Ltd., Class A	18,300	19,866
	Bros Eastern Co. Ltd., Class A	31,500	42,877
	BTG Hotels Group Co. Ltd., Class A	22,100	50,655
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	26,500	60,189
	BXN Holding Co. Ltd., Class A	38,600	23,550
		Shares	Value»
CHINA — (Continued)
#	BYD Electronic International Co. Ltd.	109,000	$372,491
	By-health Co. Ltd., Class A	13,500	20,798
#	C&D International Investment Group Ltd.	102,972	195,871
	C&S Paper Co. Ltd., Class A	24,800	31,019
*Ω	CALB Group Co. Ltd., Class H	20,500	93,370
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	51,600	42,673
	Canmax Technologies Co. Ltd., Class A	9,400	152,688
	Canny Elevator Co. Ltd., Class A	12,200	11,020
	CCCC Design & Consulting Group Co. Ltd., Class A	39,600	38,673
	CECEP Solar Energy Co. Ltd., Class A	76,900	56,279
	CECEP Wind-Power Corp., Class A	68,250	42,680
	CGN New Energy Holdings Co. Ltd.	340,000	114,186
*	CGN Nuclear Technology Development Co. Ltd., Class A	25,400	29,117
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	27,189
	Changhong Meiling Co. Ltd., Class A	23,400	19,430
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	48,200	29,342
	Cheng De Lolo Co. Ltd., Class A	18,200	23,742
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	19,397
	Chengdu Hongqi Chain Co. Ltd., Class A	27,900	21,263

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	8,400	$30,386
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	24,222
	Chengdu Wintrue Holding Co. Ltd., Class A	22,900	51,727
	Chengtun Mining Group Co. Ltd., Class A	38,000	77,378
*	Chengxin Lithium Group Co. Ltd., Class A	14,200	124,543
	Chengzhi Co. Ltd., Class A	20,900	38,599
	Chervon Holdings Ltd.	28,600	59,469
*	China Aerospace International Holdings Ltd.	160,000	9,377
	China Aircraft Leasing Group Holdings Ltd.	26,717	13,194
	China Animal Husbandry Industry Co. Ltd., Class A	24,000	26,487
	China Automotive Engineering Research Institute Co. Ltd., Class A	7,600	17,975
*Ω	China Bohai Bank Co. Ltd., Class H	466,500	52,976
	China CAMC Engineering Co. Ltd., Class A	29,200	43,367
#	China Cinda Asset Management Co. Ltd., Class H	1,471,000	207,817
	China Coal Energy Co. Ltd., Class H	303,000	566,864
	China Coal Xinji Energy Co. Ltd., Class A	42,500	55,764
	China Communications Services Corp. Ltd., Class H	380,000	209,039
	China Conch Venture Holdings Ltd.	36,000	55,820
		Shares	Value»
CHINA — (Continued)
	China CYTS Tours Holding Co. Ltd., Class A	12,000	$15,862
#††	China Dili Group	516,800	8,169
Ω	China East Education Holdings Ltd.	107,000	72,539
*	China Eastern Airlines Corp. Ltd., Class H	166,000	82,116
*	China Education Group Holdings Ltd.	173,169	51,429
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	942,000	156,031
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	142,303	59,073
	China Everbright Bank Co. Ltd., Class H	307,000	121,687
	China Everbright Water Ltd.	62,444	11,310
Ω	China Feihe Ltd.	667,000	297,606
	China Foods Ltd.	162,000	76,867
	China Galaxy Securities Co. Ltd., Class H	569,500	607,253
#	China Gas Holdings Ltd.	434,966	403,475
	China Gold International Resources Corp. Ltd. (2099 HK)	48,900	1,050,389
	China Gold International Resources Corp. Ltd. (CGG CN)	61,049	1,311,451
	China Haisum Engineering Co. Ltd., Class A	13,800	19,741
*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	18,174
	China Hongqiao Group Ltd.	432,000	1,828,676
††	China Huiyuan Juice Group Ltd.	110,500	4,946
Ω	China International Capital Corp. Ltd., Class H	82,000	214,077

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China International Marine Containers Group Co. Ltd., Class H	156,020	$214,873
	China Isotope & Radiation Corp., Class H	15,800	38,156
	China Jinmao Holdings Group Ltd.	975,901	208,226
	China Kepei Education Group Ltd.	70,000	9,600
	China Lesso Group Holdings Ltd.	236,000	140,371
	China Lilang Ltd.	56,000	27,447
#	China Medical System Holdings Ltd.	204,000	335,340
	China Meheco Group Co. Ltd., Class A	15,100	22,971
	China Meidong Auto Holdings Ltd.	28,000	3,395
	China Mengniu Dairy Co. Ltd.	428,000	953,161
	China Merchants Port Holdings Co. Ltd.	18,664	37,122
	China Merchants Property Operation & Service Co. Ltd., Class A	12,900	19,379
Ω	China Merchants Securities Co. Ltd., Class H	52,800	92,986
	China Minsheng Banking Corp. Ltd., Class H	813,000	371,015
	China Modern Dairy Holdings Ltd.	300,000	50,464
	China National Accord Medicines Corp. Ltd., Class A	5,600	20,142
	China National Building Material Co. Ltd., Class H	331,749	216,184
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,100	23,747
	China National Medicines Corp. Ltd., Class A	6,000	25,195
		Shares	Value»
CHINA — (Continued)
*Ω	China New Higher Education Group Ltd.	176,144	$16,678
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	26,003
	China Nonferrous Mining Corp. Ltd.	195,000	339,047
	China Oilfield Services Ltd., Class H	302,000	364,644
	China Overseas Grand Oceans Group Ltd.	62,646	22,780
	China Overseas Land & Investment Ltd.	500,500	859,696
	China Overseas Property Holdings Ltd.	125,000	63,665
	China Petroleum Engineering Corp., Class A	89,200	53,215
	China Publishing & Media Co. Ltd., Class A	24,600	21,175
#	China Railway Group Ltd., Class H	546,000	264,691
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	34,405
	China Railway Materials Co. Ltd., Class A	51,500	21,210
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	116,328
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	26,260
	China Reinsurance Group Corp., Class H	1,202,000	189,538
	China Resources Beer Holdings Co. Ltd.	216,500	745,995
#	China Resources Building Materials Technology Holdings Ltd.	218,000	37,730

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,200	$42,384
	China Resources Gas Group Ltd.	147,800	355,053
	China Resources Land Ltd.	483,000	2,029,339
#	China Resources Medical Holdings Co. Ltd.	114,500	41,795
Ω	China Resources Pharmaceutical Group Ltd.	310,500	208,428
	China Risun Group Ltd.	44,000	17,101
#*	China Ruyi Holdings Ltd.	1,416,000	264,854
#*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	79,098
*	China Shanshui Cement Group Ltd.	270,000	12,802
	China State Construction Development Holdings Ltd.	38,000	4,250
	China State Construction International Holdings Ltd.	368,000	427,422
	China Sunshine Paper Holdings Co. Ltd.	134,000	19,090
	China Taiping Insurance Holdings Co. Ltd.	293,000	837,657
	China Tianying, Inc., Class A	27,400	26,250
Ω	China Tower Corp. Ltd., Class H	781,000	1,106,766
	China Traditional Chinese Medicine Holdings Co. Ltd.	102,000	22,100
#*	China Travel International Investment Hong Kong Ltd.	356,000	51,174
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	65,918
	China West Construction Group Co. Ltd., Class A	30,500	24,817
		Shares	Value»
CHINA — (Continued)
	China XLX Fertiliser Ltd.	112,000	$158,395
	China Yongda Automobiles Services Holdings Ltd.	217,500	28,350
#*Ω	China Youran Dairy Group Ltd.	466,000	229,251
*Ω	China Yuhua Education Corp. Ltd.	156,000	9,039
	China Zheshang Bank Co. Ltd., Class H	444,599	138,513
#	Chinasoft International Ltd.	146,000	64,768
	Chongqing Department Store Co. Ltd., Class A	6,200	19,398
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	20,845
	Chongqing Gas Group Corp. Ltd., Class A	24,249	18,716
	Chongqing Machinery & Electric Co. Ltd., Class H	106,000	40,193
	Chongqing Road & Bridge Co. Ltd., Class A	23,300	20,340
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	415,766
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	21,957
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,400	29,895
	CIMC Enric Holdings Ltd.	108,000	144,956
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	24,874
	City Development Environment Co. Ltd., Class A	13,200	27,287
	CMST Development Co. Ltd., Class A	24,300	18,788
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	21,128
*	COFCO Biotechnology Co. Ltd., Class A	25,600	22,796

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	COFCO Joycome Foods Ltd.	111,000	$19,513
	COFCO Sugar Holding Co. Ltd., Class A	21,800	48,057
	Comba Telecom Systems Holdings Ltd.	182,000	35,461
	Continental Aerospace Technologies Holding Ltd.	570,000	13,046
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	164,000	383,968
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	28,300	35,530
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	25,173
	CRRC Corp. Ltd., Class H	371,000	246,959
Ω	CSC Financial Co. Ltd., Class H	41,500	61,737
	CSG Holding Co. Ltd., Class A	33,700	19,903
	CSPC Pharmaceutical Group Ltd.	678,000	738,733
	CTS International Logistics Corp. Ltd., Class A	29,200	23,854
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	30,387
	Dashang Co. Ltd., Class A	15,266	40,717
	Dian Diagnostics Group Co. Ltd., Class A	13,600	38,673
	Digital China Group Co. Ltd., Class A	6,400	35,568
*	Digital China Information Service Group Co. Ltd., Class A	17,900	36,130
#	Dongfang Electric Corp. Ltd., Class H	42,800	214,399
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	16,782
		Shares	Value»
CHINA — (Continued)
	Dongguan Development Holdings Co. Ltd., Class A	12,900	$19,636
	Dongxing Securities Co. Ltd., Class A	13,000	25,235
	Dongyue Group Ltd.	306,000	503,927
	Dynagreen Environmental Protection Group Co. Ltd., Class H	62,000	50,673
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,500	55,293
	E-Commodities Holdings Ltd.	260,000	24,998
	Edvantage Group Holdings Ltd.	80,000	8,009
#	EEKA Fashion Holdings Ltd.	15,500	12,695
*††	Elion Energy Co. Ltd., Class A	29,100	298
	Eternal Asia Supply Chain Management Ltd., Class A	53,500	43,929
	Ever Sunshine Services Group Ltd.	126,000	31,792
Ω	Everbright Securities Co. Ltd., Class H	38,400	39,425
*Ω	Everest Medicines Ltd.	6,000	26,775
	Explosive Co. Ltd., Class A	10,800	17,229
	Fangda Carbon New Material Co. Ltd., Class A	30,961	25,779
	Fangda Special Steel Technology Co. Ltd., Class A	37,300	31,856
*	Far East Smarter Energy Co. Ltd., Class A	35,300	88,244
	FAWER Automotive Parts Co. Ltd., Class A	15,600	11,657
	FESCO Group Co. Ltd., Class A	4,400	10,249
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	10,320	71,033

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Flat Glass Group Co. Ltd., Class H	54,000	$61,822
	Foryou Corp., Class A	4,600	20,344
	Fosun International Ltd.	23,500	12,372
#	Fufeng Group Ltd.	298,000	249,876
	Fujian Longking Co. Ltd., Class A	7,400	20,222
	Fujian Star-net Communication Co. Ltd., Class A	13,300	51,796
	Fujian Sunner Development Co. Ltd., Class A	21,500	58,637
	Gansu Energy Chemical Co. Ltd., Class A	21,900	9,241
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	67,400	17,513
	Gansu Shangfeng Cement Co. Ltd., Class A	19,300	39,670
	Gansu Yasheng Industrial Group Co. Ltd., Class A	51,300	32,625
	GCL Energy Technology Co. Ltd., Class A	18,300	47,693
*	GDS Holdings Ltd. (9698 HK), Class A	49,400	260,712
	Geely Automobile Holdings Ltd.	685,000	2,037,304
*	Genimous Technology Co. Ltd., Class A	28,400	30,827
*	Genscript Biotech Corp.	166,000	295,543
	GF Securities Co. Ltd., Class H	140,600	318,757
#	Goldwind Science & Technology Co. Ltd., Class H	94,000	208,654
	Goodbaby International Holdings Ltd.	84,000	9,502
	Grand Pharmaceutical Group Ltd.	167,000	133,400
*	Grandjoy Holdings Group Co. Ltd., Class A	48,600	21,840
		Shares	Value»
CHINA — (Continued)
	Great Wall Motor Co. Ltd., Class H	225,500	$341,076
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	34,100	49,340
#	Greentown China Holdings Ltd.	213,500	263,701
Ω	Greentown Management Holdings Co. Ltd.	102,000	29,140
	Greentown Service Group Co. Ltd.	254,000	148,835
	Guangdong Advertising Group Co. Ltd., Class A	27,400	36,083
	Guangdong Construction Engineering Group Co. Ltd., Class A	45,100	24,923
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	29,884
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	11,900	30,151
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	8,806
	Guangdong Dowstone Technology Co. Ltd., Class A	15,500	61,479
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	7,000	25,989
	Guangdong Guanhao High-Tech Co. Ltd., Class A	30,200	21,457
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	18,593
	Guangdong Provincial Expressway Development Co. Ltd., Class A	15,200	28,003
	Guangdong South New Media Co. Ltd., Class A	3,600	20,069

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Vanward New Electric Co. Ltd., Class A	16,800	$20,337
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	5,400	12,030
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	61,700	22,459
*	Guanghui Logistics Co. Ltd., Class A	22,800	19,602
	Guangshen Railway Co. Ltd., Class H	230,000	70,313
	Guangxi Liugong Machinery Co. Ltd., Class A	27,400	38,931
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	17,674
	Guangxi Wuzhou Communications Co. Ltd., Class A	37,700	21,511
	Guangzhou Baiyun International Airport Co. Ltd., Class A	15,900	20,363
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	25,723
	Guangzhou Development Group, Inc., Class A	19,000	19,812
	Guangzhou KDT Machinery Group Co. Ltd., Class A	9,500	28,434
	Guangzhou Port Co. Ltd., Class A	42,200	20,044
	Guangzhou Wondfo Biotech Co. Ltd., Class A	6,400	17,165
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	15,500	23,553
	Guilin Layn Natural Ingredients Corp., Class A	17,200	22,151
	Guizhou Gas Group Corp. Ltd., Class A	22,400	21,196
		Shares	Value»
CHINA — (Continued)
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	34,800	$28,189
	Guizhou Tyre Co. Ltd., Class A	34,100	25,174
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	48,100	23,795
	Guomai Technologies, Inc., Class A	10,500	12,828
	Guoquan Food Shanghai Co. Ltd., Class H	46,000	20,484
Ω	Guotai Haitong Securities Co. Ltd., Class H	47,120	80,852
	Gushengtang Holdings Ltd.	4,300	16,303
	Haier Smart Home Co. Ltd. (6690 HK), Class H	330,000	932,070
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	7,400	13,834
*	Hainan Haide Capital Management Co. Ltd., Class A	20,500	20,029
*	Hainan Meilan International Airport Co. Ltd., Class H	18,000	14,097
	Haitian International Holdings Ltd.	77,000	208,912
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	50,914
	Hangzhou GreatStar Industrial Co. Ltd.	6,900	34,681
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	6,160	25,978
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	14,520	20,920
*	Hangzhou Iron & Steel Co., Class A	18,500	23,784
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,200	43,561
	Hangzhou Onechance Tech Corp., Class A	7,200	36,917

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	14,900	$68,877
	Hangzhou Robam Appliances Co. Ltd., Class A	14,000	36,804
	Hangzhou Sunrise Technology Co. Ltd., Class A	9,000	19,149
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	3,100	16,045
	Hanwei Electronics Group Corp., Class A	9,600	60,762
	Harbin Electric Co. Ltd., Class H	158,000	471,747
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	16,900	36,720
*	Harbin Pharmaceutical Group Co. Ltd., Class A	70,100	36,823
	HBIS Resources Co. Ltd., Class A	10,900	27,016
	Health & Happiness H&H International Holdings Ltd.	54,500	99,878
	Hefei Urban Construction Development Co. Ltd., Class A	3,000	6,079
	Henan Liliang Diamond Co. Ltd., Class A	6,400	50,911
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	52,732
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	30,045
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	51,930
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	25,505
	Hengan International Group Co. Ltd.	111,000	380,548
		Shares	Value»
CHINA — (Continued)
	Hengtong Logistics Co. Ltd., Class A	8,100	$10,721
	Hesteel Co. Ltd., Class A	63,500	21,716
	Hexing Electrical Co. Ltd., Class A	4,200	17,704
	Hichain Logistics Co. Ltd., Class A	5,600	17,349
*	Hitevision Co. Ltd., Class A	7,600	28,762
*	Hongyuan Green Energy Co. Ltd., Class A	12,600	40,237
*	Hopson Development Holdings Ltd.	19,593	6,604
	Horizon Construction Development Ltd.	101,000	11,715
	Huadian Heavy Industries Co. Ltd., Class A	10,800	14,075
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	23,300	18,056
*	Huafu Fashion Co. Ltd., Class A	36,000	26,054
*	Huaihe Energy Group Co. Ltd., Class A	68,100	36,058
	Huangshan Tourism Development Co. Ltd., Class A	6,600	11,501
	Huapont Life Sciences Co. Ltd., Class A	24,200	17,662
Ω	Huatai Securities Co. Ltd., Class H	167,600	347,776
	Huaxi Securities Co. Ltd., Class A	16,900	21,652
	Huaxin Cement Co. Ltd. (6655 HK), Class H	47,800	101,581
	Hubei Chutian Smart Communication Co. Ltd., Class A	20,700	11,648
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,000	24,367
	Hubei Zhenhua Chemical Co. Ltd., Class A	16,100	83,418
	Huishang Bank Corp. Ltd., Class H	135,800	89,250
	Hunan Gold Corp. Ltd., Class A	10,060	43,202

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hunan New Wellful Co. Ltd., Class A	24,600	$20,246
*Ω	Hygeia Healthcare Holdings Co. Ltd.	34,600	50,937
*	HyUnion Holding Co. Ltd., Class A	23,200	24,878
	IKD Co. Ltd., Class A	17,400	43,409
	Infore Environment Technology Group Co. Ltd., Class A	39,700	79,316
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	7,900	37,572
	Inspur Digital Enterprise Technology Ltd.	76,000	22,106
	Intron Technology Holdings Ltd.	46,000	10,781
#*	iQIYI, Inc., ADR	13,047	15,395
*	IRICO Display Devices Co. Ltd., Class A	58,500	69,409
	Jade Bird Integrated Technologies Co. Ltd.	19,920	35,399
	Jangho Group Co. Ltd., Class A	27,400	38,492
	Jason Furniture Hangzhou Co. Ltd., Class A	6,300	26,817
*Ω	JD Logistics, Inc.	295,700	575,903
	Jiang Su Suyan Jingshen Co. Ltd., Class A	17,200	27,425
	Jiangling Motors Corp. Ltd., Class A	9,400	25,880
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	31,400	27,877
	Jiangsu Azure Corp., Class A	17,900	54,408
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	56,000	31,876
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,600	17,027
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,300	$21,754
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	28,900	126,594
*	Jiangsu General Science Technology Co. Ltd., Class A	27,500	18,785
	Jiangsu Guomao Reducer Co. Ltd., Class A	17,300	39,971
	Jiangsu Huachang Chemical Co. Ltd., Class A	23,300	23,020
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	22,302
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	16,774
	Jiangsu Lihua Foods Group Co. Ltd.	7,900	26,287
	Jiangsu Linyang Energy Co. Ltd., Class A	25,900	23,116
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	11,800	19,620
	Jiangsu Pacific Quartz Co. Ltd., Class A	6,800	55,238
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	15,700	21,692
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	16,615
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	19,200	18,444
	Jiangsu Shentong Valve Co. Ltd., Class A	12,800	30,298
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,900	39,719

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Soho High Hope Group Corp., Class A	56,400	$23,630
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	35,860	26,090
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	34,600	23,106
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	90,600	35,719
	Jiangxi Ganyue Expressway Co. Ltd., Class A	32,800	21,291
	Jiangxi Guotai Group Co. Ltd., Class A	13,300	27,051
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	25,879
	Jiayin Group, Inc., ADR	2,300	10,856
*	Jihua Group Corp. Ltd., Class A	67,000	28,727
*	Jilin Chemical Fibre, Class A	39,400	29,526
#*††	Jinchuan Group International Resources Co. Ltd.	425,000	6,511
	Jingjin Equipment, Inc., Class A	7,900	21,696
#	JinkoSolar Holding Co. Ltd., ADR	8,667	202,374
	Jinlei Technology Co. Ltd., Class A	10,000	44,509
	Jinmao Property Services Co. Ltd.	15,891	5,215
	Jinyu Bio-Technology Co. Ltd., Class A	23,800	50,958
	Jiuzhitang Co. Ltd., Class A	16,100	22,786
	Jizhong Energy Resources Co. Ltd., Class A	31,400	25,849
	Jointown Pharmaceutical Group Co. Ltd., Class A	55,500	42,065
		Shares	Value»
CHINA — (Continued)
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	8,900	$27,115
	JS Corrugating Machinery Co. Ltd., Class A	15,100	22,865
*Ω	JS Global Lifestyle Co. Ltd.	93,000	20,440
	JSTI Group, Class A	22,800	22,657
	Juewei Food Co. Ltd., Class A	8,600	16,011
	Jutal Offshore Oil Services Ltd.	109,666	6,337
	Kailuan Energy Chemical Co. Ltd., Class A	9,400	8,112
	Kaishan Group Co. Ltd., Class A	16,700	75,601
	KE Holdings, Inc., Class A	44,700	248,202
	Keda Industrial Group Co. Ltd., Class A	10,800	30,653
	Keshun Waterproof Technologies Co. Ltd., Class A	33,700	33,622
	Kinetic Development Group Ltd.	442,000	131,848
	Kingboard Holdings Ltd.	115,000	651,905
	Kingboard Laminates Holdings Ltd.	110,500	493,290
	Kingfa Sci & Tech Co. Ltd., Class A	8,700	21,947
#*	Kingsoft Cloud Holdings Ltd.	64,000	64,536
	KPC Pharmaceuticals, Inc., Class A	10,700	14,907
	Kuangda Technology Group Co. Ltd., Class A	42,400	37,792
	Kunlun Energy Co. Ltd.	756,000	727,533
	Lancy Co. Ltd., Class A	8,400	19,872
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	26,900	33,344
	Lao Feng Xiang Co. Ltd., Class A	3,800	21,956
	Laobaixing Pharmacy Chain JSC, Class A	9,100	18,694

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Launch Tech Co. Ltd., Class H	33,500	$33,908
	Lee & Man Chemical Co. Ltd.	38,000	23,810
	Lee & Man Paper Manufacturing Ltd.	299,000	129,367
*Ω	Legend Holdings Corp., Class H	109,600	133,225
#	Lenovo Group Ltd.	974,000	1,464,625
	Leo Group Co. Ltd., Class A	28,300	26,915
*	Leoch Energy, Inc.	2,320	19,790
	Leoch International Technology Ltd.	116,000	13,752
*	Li Auto, Inc. (2015 HK), Class A	126,200	1,110,588
#	Li Ning Co. Ltd.	352,500	917,723
	Lianhe Chemical Technology Co. Ltd., Class A	24,900	60,429
	Liaoning Port Co. Ltd., Class H	284,000	31,337
	Lier Chemical Co. Ltd., Class A	13,600	25,750
	Lingbao Gold Group Co. Ltd., Class H	26,000	69,899
	Livzon Pharmaceutical Group, Inc., Class H	6,400	23,006
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	8,100	25,469
#	LK Technology Holdings Ltd.	22,500	7,834
	Loncin Motor Co. Ltd., Class A	26,700	60,081
#Ω	Longfor Group Holdings Ltd.	241,089	249,630
	Longshine Technology Group Co. Ltd., Class A	8,900	17,917
	Lucky Harvest Co. Ltd., Class A	8,580	37,172
	Luolai Lifestyle Technology Co. Ltd., Class A	15,600	25,720
	Luoniushan Co. Ltd., Class A	25,900	25,003
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,700	54,761
*Ω	Luye Pharma Group Ltd.	280,500	92,658
		Shares	Value»
CHINA — (Continued)
*	Maanshan Iron & Steel Co. Ltd., Class H	68,000	$22,155
	Maccura Biotechnology Co. Ltd., Class A	14,000	21,564
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	66,600	53,013
	Mesnac Co. Ltd., Class A	22,100	21,994
#	Metallurgical Corp. of China Ltd., Class H	528,000	107,676
	M-Grass Ecology & Environment Group Co. Ltd., Class A	29,600	15,808
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	1,600	13,341
*	Minmetals Development Co. Ltd., Class A	21,300	34,864
	Minth Group Ltd.	142,000	621,005
	MLS Co. Ltd., Class A	24,900	34,705
*	MMG Ltd.	487,199	525,632
*Ω	Mobvista, Inc.	49,000	102,461
	Moon Environment Technology Co. Ltd., Class A	19,760	72,553
	Morimatsu International Holdings Co. Ltd.	56,000	50,298
	Nanhua Futures Co. Ltd., Class A	12,200	37,545
	NanJi E-Commerce Co. Ltd., Class A	28,700	12,750
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	45,576
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	59,266
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	23,800	32,062
	Nanjing Pharmaceutical Group Co. Ltd.	31,500	24,400
*	Nanjing Tanker Corp., Class A	66,500	43,619

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,900	$42,037
#	NetDragon Websoft Holdings Ltd.	26,500	29,303
*Ω	NetEase Cloud Music, Inc.	5,900	87,130
	Neusoft Corp., Class A	20,400	26,525
	New China Life Insurance Co. Ltd., Class H	153,600	1,008,728
	Newland Digital Technology Co. Ltd., Class A	4,000	11,694
	Nexteer Automotive Group Ltd.	193,000	119,903
*	Nine Dragons Paper Holdings Ltd.	280,000	227,393
	Ningbo Boway Alloy Material Co. Ltd., Class A	8,400	21,620
	Ningbo Huaxiang Electronic Co. Ltd., Class A	10,600	40,627
	Ningbo Jintian Copper Group Co. Ltd., Class A	30,400	45,353
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,800	24,625
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	4,146	21,146
*	Ningbo Shanshan Co. Ltd., Class A	17,100	41,842
	Ningbo Xusheng Group Co. Ltd., Class A	12,600	28,632
	Ningbo Yunsheng Co. Ltd., Class A	10,700	20,930
	Ningxia Western Venture Industrial Co. Ltd., Class A	30,200	20,795
	NKY Medical Holdings Ltd., Class A	13,700	38,058
	Norinco International Cooperation Ltd., Class A	22,300	41,873
	North Chemical Industries Co. Ltd., Class A	15,200	54,156
		Shares	Value»
CHINA — (Continued)
	North China Pharmaceutical Co. Ltd., Class A	34,500	$26,364
	Northeast Pharmaceutical Group Co. Ltd., Class A	35,500	25,662
	Northeast Securities Co. Ltd., Class A	28,400	36,208
*	Nuode New Materials Co. Ltd., Class A	10,200	16,137
	Onewo, Inc., Class H	21,600	46,770
	Opple Lighting Co. Ltd., Class A	7,800	23,180
	ORG Technology Co. Ltd., Class A	58,200	46,970
	Orient International Enterprise Ltd., Class A	9,500	9,839
Ω	Orient Securities Co. Ltd., Class H	164,400	130,683
*	Oriental Energy Co. Ltd., Class A	17,600	20,739
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,700	16,971
*	PCI Technology Group Co. Ltd., Class A	40,700	31,955
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	164,500	0
*	Perennial Energy Holdings Ltd.	80,000	10,245
	PharmaBlock Sciences Nanjing, Inc., Class A	5,300	31,018
	PhiChem Corp., Class A	13,700	61,430
	PICC Property & Casualty Co. Ltd., Class H	360,000	650,290
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	40,400	51,063
*	Polaris Bay Group Co. Ltd., Class A	19,700	18,155
	Poly Property Group Co. Ltd.	201,637	49,850
*	Porton Pharma Solutions Ltd., Class A	6,900	21,591
	Prinx Chengshan Holdings Ltd.	20,000	20,452

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Pylon Technologies Co. Ltd., Class A	3,881	$43,937
	Q Technology Group Co. Ltd.	123,000	129,082
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	34,448
	Qingdao East Steel Tower Stock Co. Ltd., Class A	38,100	134,358
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	13,571
	Qingdao Gon Technology Co. Ltd., Class A	3,600	27,943
Ω	Qingdao Port International Co. Ltd., Class H	87,000	85,142
	Qingdao Rural Commercial Bank Corp., Class A	127,700	56,834
	Qingdao Sentury Tire Co. Ltd., Class A	16,400	41,393
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	13,100	15,539
	Qinhuangdao Port Co. Ltd., Class H	74,500	23,577
	Rainbow Digital Commercial Co. Ltd., Class A	38,250	30,874
	Renhe Pharmacy Co. Ltd., Class A	26,500	22,093
	Rianlon Corp., Class A	6,700	42,656
	Riyue Heavy Industry Co. Ltd., Class A	12,300	23,030
	Rizhao Port Co. Ltd., Class A	56,400	24,462
*	RongFa Nuclear Equipment Co. Ltd., Class A	49,300	54,247
	Runjian Co. Ltd., Class A	3,100	27,253
	Sanjiang Shopping Club Co. Ltd., Class A	12,600	25,160
		Shares	Value»
CHINA — (Continued)
	Sanquan Food Co. Ltd., Class A	7,110	$14,981
*	Sansteel Minguang Co. Ltd. Fujian, Class A	54,900	27,591
	Sansure Biotech, Inc., Class A	9,291	23,365
	Sany Heavy Equipment International Holdings Co. Ltd.	209,000	288,898
	Sealand Securities Co. Ltd., Class A	73,504	42,213
*	Seazen Group Ltd.	82,000	23,364
*††	S-Enjoy Service Group Co. Ltd.	63,000	4,223
	SF Holding Co. Ltd. 6936 HK, Class H	10,200	46,305
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	39,800	22,805
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	44,500	22,693
*	Shaanxi Heimao Coking Co. Ltd., Class A	58,400	34,421
	Shandong Bohui Paper Industrial Co. Ltd., Class A	30,100	28,018
	Shandong Dongyue Silicone Material Co. Ltd., Class A	23,500	52,416
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	14,900	12,098
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	46,100	26,319
	Shandong Humon Smelting Co. Ltd., Class A	11,000	26,903
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	10,900	24,853
	Shandong Linglong Tyre Co. Ltd., Class A	9,700	18,824

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Lukang Pharma, Class A	17,900	$21,375
	Shandong Pharmaceutical Glass Co. Ltd., Class A	6,300	17,211
	Shandong Publishing & Media Co. Ltd., Class A	16,300	17,796
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	2,000	24,806
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	246,400	108,595
	Shandong WIT Dyne Health Co. Ltd., Class A	6,000	25,460
	Shandong Xiantan Group Co. Ltd.	11,300	10,606
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	25,327
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	10,300	16,924
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	15,500	33,094
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	10,800	24,486
	Shanghai Baolong Automotive Corp., Class A	4,300	21,391
	Shanghai Bright Meat Group Co. Ltd., Class A	27,000	23,295
	Shanghai Construction Group Co. Ltd., Class A	62,100	24,604
	Shanghai Datun Energy Resources Co. Ltd., Class A	13,300	27,061
	Shanghai Environment Group Co. Ltd., Class A	21,400	25,684
		Shares	Value»
CHINA — (Continued)
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	11,500	$28,225
	Shanghai Gench Education Group Ltd.	16,500	4,356
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,400	18,143
	Shanghai Huayi Group Co. Ltd., Class A	22,900	36,598
	Shanghai Industrial Holdings Ltd.	75,000	147,647
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,700	32,563
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	24,600	20,879
	Shanghai M&G Stationery, Inc., Class A	5,500	19,791
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	61,307
*	Shanghai Milkground Food Tech Co. Ltd., Class A	8,700	26,350
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	95,900	144,495
	Shanghai QiFan Cable Co. Ltd., Class A	9,600	51,335
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	20,711
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	19,400	27,288
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,400	32,595
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	46,177

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	11,000	$16,166
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	45,100	35,871
	Shanghai Zhonggu Logistics Co. Ltd., Class A	26,300	41,800
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	15,673
	Shantui Construction Machinery Co. Ltd., Class A	17,600	30,788
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,000	36,262
	Shanxi Coal International Energy Group Co. Ltd., Class A	27,500	56,762
*	Shanxi Guoxin Energy Corp. Ltd., Class A	51,440	27,109
	Shanxi Hi-speed Group Co. Ltd., Class A	32,600	24,072
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	26,425
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	30,500	14,989
*	Shanxi Meijin Energy Co. Ltd., Class A	37,100	24,270
	Shanxi Securities Co. Ltd., Class A	33,600	27,868
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	32,700	20,406
	Shenma Industry Co. Ltd., Class A	26,406	29,669
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	188,000	67,236
	Shenzhen Agricultural Power Group Co. Ltd., Class A	12,300	13,313
	Shenzhen Airport Co. Ltd., Class A	36,800	38,479
		Shares	Value»
CHINA — (Continued)
	Shenzhen Aisidi Co. Ltd., Class A	14,000	$28,321
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	23,529
	Shenzhen Colibri Technologies Co. Ltd., Class A	6,300	40,510
	Shenzhen Das Intellitech Co. Ltd., Class A	65,900	28,073
	Shenzhen Desay Battery Technology Co., Class A	5,980	25,567
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	40,759
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	18,500	19,985
	Shenzhen Gas Corp. Ltd., Class A	31,800	32,276
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	39,772
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,500	14,570
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,200	72,347
#	Shenzhen International Holdings Ltd.	285,521	270,658
	Shenzhen Invt Electric Co. Ltd., Class A	20,200	23,165
*	Shenzhen Jinjia Group Co. Ltd., Class A	40,200	22,374
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	28,700
	Shenzhen Kedali Industry Co. Ltd., Class A	1,200	33,785
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	9,100	19,643

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kinwong Electronic Co. Ltd., Class A	3,000	$31,246
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	20,983
	Shenzhen Leaguer Co. Ltd., Class A	19,200	24,053
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	30,958
	Shenzhen MTC Co. Ltd., Class A	30,300	49,257
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	67,000	24,748
	Shenzhen Noposin Crop Science Co. Ltd., Class A	11,900	19,095
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	104,000	21,920
	Shenzhen SC New Energy Technology Corp., Class A	4,900	67,272
	Shenzhen Senior Technology Material Co. Ltd., Class A	20,700	50,214
	Shenzhen Tagen Group Co. Ltd., Class A	43,000	22,187
	Shenzhen Topband Co. Ltd., Class A	16,700	26,248
	Shenzhen Topraysolar Co. Ltd., Class A	23,100	18,556
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	11,800	39,565
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	32,466
*	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	20,888
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	59,161
	Shenzhou International Group Holdings Ltd.	84,000	512,015
		Shares	Value»
CHINA — (Continued)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	9,600	$24,300
	Shinva Medical Instrument Co. Ltd., Class A	2,120	4,276
††	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	267
	Shui On Land Ltd.	529,500	35,962
*	Sichuan Chengfei Integration Technology Corp., Class A	7,000	30,429
	Sichuan Development Lomon Co. Ltd., Class A	13,000	20,892
	Sichuan EM Technology Co. Ltd., Class A	18,700	108,018
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	17,208
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	93,900	40,841
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	15,360
	Sichuan New Energy Power Co. Ltd., Class A	14,800	37,910
	Sichuan Yahua Industrial Group Co. Ltd., Class A	16,200	72,864
#	Sihuan Pharmaceutical Holdings Group Ltd.	389,000	63,664
	SIIC Environment Holdings Ltd. (SIIC SP)	349,300	50,046
Ω	Simcere Pharmaceutical Group Ltd.	43,000	65,261
	Sinofert Holdings Ltd.	614,000	122,871
	Sinoma Science & Technology Co. Ltd., Class A	6,200	50,421
	Sinomach Automobile Co. Ltd., Class A	21,100	18,778

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinomach Precision Industry Group Co. Ltd., Class A	7,100	$54,536
	Sinopec Engineering Group Co. Ltd., Class H	269,000	216,230
*	Sinopec Oilfield Equipment Corp., Class A	28,700	30,637
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	310,000	51,681
	Sinopharm Group Co. Ltd., Class H	197,200	469,092
	Sino-Platinum Metals Co. Ltd., Class A	10,790	31,886
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	23,944
	Sinosteel New Materials Co. Ltd., Class A	20,200	28,708
#	Sinotrans Ltd., Class H	409,000	266,863
	Sinotruk Jinan Truck Co. Ltd., Class A	19,900	63,753
	Sirio Pharma Co. Ltd., Class A	7,200	20,565
*	Skyworth Group Ltd.	36,000	28,943
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	7,900	11,964
#Ω	Smoore International Holdings Ltd.	29,000	34,666
	Snowsky Salt Industry Group Co. Ltd., Class A	29,900	30,341
	Sobute New Materials Co. Ltd., Class A	6,400	11,330
	Songcheng Performance Development Co. Ltd., Class A	19,300	21,818
	Southern Publishing & Media Co. Ltd., Class A	10,600	19,431
*	SPIC Hydropower Co. Ltd., Class A	13,000	29,214
#	SSY Group Ltd.	218,000	64,174
	Stanley Agricultural Group Co. Ltd., Class A	24,600	39,434
		Shares	Value»
CHINA — (Continued)
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	29,900	$25,542
	STO Express Co. Ltd., Class A	17,500	41,960
	Sumec Corp. Ltd., Class A	11,800	21,168
#	Sun Art Retail Group Ltd.	324,000	60,289
	Sun King Technology Group Ltd.	130,000	26,879
	Sunflower Pharmaceutical Group Co. Ltd., Class A	10,100	20,536
	Sunny Optical Technology Group Co. Ltd.	87,600	721,177
#*	Sunshine Lake Pharma Co. Ltd., Class H	14,520	76,369
	Sunstone Development Co. Ltd., Class A	10,700	39,210
	Suntak Technology Co. Ltd., Class A	16,600	33,975
	Sunward Intelligent Equipment Co. Ltd., Class A	17,400	25,331
	Suofeiya Home Collection Co. Ltd., Class A	10,900	19,177
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	27,390
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,000	110,250
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	47,100	40,776
	Symphony Holdings Ltd.	210,000	37,936
*	Tangrenshen Group Co. Ltd., Class A	26,800	16,342
	TangShan Port Group Co. Ltd., Class A	58,200	39,630

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	$29,012
*	Tanwan, Inc.	6,000	11,716
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,000	22,169
	Tayho Advanced Materials Group Co. Ltd., Class A	12,200	20,287
	TCL Electronics Holdings Ltd.	176,000	340,113
	TDG Holdings Co. Ltd., Class A	25,500	104,510
	Ten Pao Group Holdings Ltd.	32,000	9,705
	Tencent Music Entertainment Group, Class A	103,100	470,432
	Three's Co. Media Group Co. Ltd., Class A	6,200	42,894
	Tian An China Investment Co. Ltd.	42,000	22,453
	Tian Di Science & Technology Co. Ltd., Class A	50,500	42,135
	Tiande Chemical Holdings Ltd.	56,000	9,138
	Tiangong International Co. Ltd.	254,000	111,230
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	66,000	36,384
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,200	16,648
	Tianjin Port Co. Ltd., Class A	34,400	23,909
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,400	22,167
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	33,800	21,286
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	32,500	26,508
*	Tianma Microelectronics Co. Ltd., Class A	33,800	37,780
		Shares	Value»
CHINA — (Continued)
#*	Tianqi Lithium Corp., Class H	12,000	$102,335
	Tianrun Industry Technology Co. Ltd., Class A	30,100	49,652
	Tianshan Aluminum Group Co. Ltd., Class A	25,900	63,685
	Tinergy Chemical Co. Ltd., Class A	61,200	41,163
	Titan Wind Energy Suzhou Co. Ltd., Class A	20,900	36,899
	Tofflon Science & Technology Group Co. Ltd., Class A	15,300	29,536
	Toly Bread Co. Ltd., Class A	25,900	18,918
	Tomson Group Ltd.	34,000	10,305
#	Tong Ren Tang Technologies Co. Ltd., Class H	74,000	36,401
	Tongcheng Travel Holdings Ltd.	59,200	135,123
	Tongguan Gold Group Ltd.	82,000	30,171
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	17,800	24,105
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	29,775
	Topsec Technologies Group, Inc., Class A	35,600	38,288
#Ω	Topsports International Holdings Ltd.	326,000	124,945
	TravelSky Technology Ltd., Class H	131,000	162,194
	Trip.com Group Ltd. (9961 HK)	37,000	1,997,962
	Tsingtao Brewery Co. Ltd., Class H	68,000	470,126
	TSP Wind Power Group Co. Ltd.	12,900	21,587
#*Ω	Tuhu Car, Inc.	9,500	16,194
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	0
	Unilumin Group Co. Ltd., Class A	32,500	30,398

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Uni-President China Holdings Ltd.	160,000	$147,272
	V V Food & Beverage Co. Ltd., Class A	41,900	22,951
	Valiant Co. Ltd., Class A	18,300	44,591
	Vatti Corp. Ltd., Class A	9,200	7,951
	Vipshop Holdings Ltd., ADR	50,090	720,795
*	Visionox Technology, Inc., Class A	18,400	21,875
#*Ω	Viva Biotech Holdings	265,500	57,600
	Wangfujing Group Co. Ltd., Class A	11,400	20,676
	Wangneng Environment Co. Ltd., Class A	8,300	21,293
	Wanxiang Qianchao Co. Ltd., Class A	31,340	74,390
	Wasion Holdings Ltd.	98,000	339,836
	Wasu Media Holding Co. Ltd., Class A	16,300	17,710
	Weichai Power Co. Ltd., Class H	259,000	1,287,460
	Weifu High-Technology Group Co. Ltd., Class A	9,600	27,556
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	13,600	21,956
	Wellhope Foods Co. Ltd., Class A	18,100	18,590
	Wencan Group Co. Ltd., Class A	6,200	16,937
#	West China Cement Ltd.	528,000	170,885
	Windey Energy Technology Group Co. Ltd., Class A	11,000	26,169
	Winner Medical Co. Ltd., Class A	4,200	19,283
*	Wuhan P&S Information Technology Co. Ltd., Class A	17,000	33,536
	Wuhu Token Science Co. Ltd., Class A	27,900	26,873
	Wushang Group Co. Ltd., Class A	20,400	25,112
*Ω	Wuxi Biologics Cayman, Inc.	14,000	59,818
		Shares	Value»
CHINA — (Continued)
	Wuxi Boton Technology Co. Ltd., Class A	10,500	$35,712
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	17,800	44,127
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	50,295
	Wuxi Rural Commercial Bank Co. Ltd., Class A	30,400	25,492
	Wuxi Taiji Industry Ltd. Co., Class A	21,300	30,276
#*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	91,500	4,734
	Xiamen Bank Co. Ltd., Class A	57,200	64,561
	Xiamen Changelight Co. Ltd., Class A	14,500	70,691
	Xiamen International Airport Co. Ltd., Class A	8,900	21,009
	Xiamen Kingdomway Group Co., Class A	8,500	18,993
	Xiamen Xiangyu Co. Ltd., Class A	31,700	33,535
	Xi'An Shaangu Power Co. Ltd., Class A	12,600	16,967
	Xiandai Investment Co. Ltd., Class A	19,900	12,310
	Xianhe Co. Ltd., Class A	7,900	25,480
	Xinfengming Group Co. Ltd., Class A	25,400	69,056
	Xingfa Aluminium Holdings Ltd.	46,000	43,966
	Xinjiang Communications Construction Group Co. Ltd., Class A	13,200	26,899
	Xinjiang Joinworld Co. Ltd., Class A	10,900	13,826
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	41,700	25,092
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	23,700	29,904

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	$50,128
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	53,097
	Xinyi Energy Holdings Ltd.	762,936	116,261
	Xinyi Solar Holdings Ltd.	710,037	261,385
*	Xinzhi Group Co. Ltd., Class A	7,200	21,386
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,900	38,521
	Xtep International Holdings Ltd.	275,817	151,491
	Yangling Metron New Material, Inc., Class A	8,680	25,234
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	19,500	502,786
	Yankuang Energy Group Co. Ltd., Class H	12,400	26,017
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,300	17,870
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	9,300	18,127
*	Yechiu Metal Recycling China Ltd., Class A	67,200	40,341
	Yifan Pharmaceutical Co. Ltd., Class A	13,300	21,854
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,000	22,334
	Yonfer Agricultural Technology Co. Ltd., Class A	13,200	29,490
	Yongjin Technology Group Co. Ltd.	9,000	25,579
	YongXing Special Materials Technology Co. Ltd., Class A	5,500	70,399
		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co. Ltd., Class A	60,200	$28,729
	Youngy Co. Ltd., Class A	6,000	95,792
*	Youzu Interactive Co. Ltd., Class A	19,500	29,281
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	15,900	21,276
	Yueyang Forest & Paper Co. Ltd., Class A	45,200	30,778
	Yum China Holdings, Inc. (YUMC US)	894	43,314
	YUNDA Holding Group Co. Ltd., Class A	31,300	36,042
	Yunnan Energy Investment Co. Ltd., Class A	7,600	12,908
	Yunnan Tin Co. Ltd., Class A	12,900	67,409
	Yusys Technologies Co. Ltd., Class A	14,600	41,781
	ZBOM Home Collection Co. Ltd., Class A	11,500	14,742
	ZCZL Industrial Technology Group Co. Ltd., Class H	53,400	119,085
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	16,600	32,418
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	20,846
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	19,226
	Zhejiang Crystal-Optech Co. Ltd., Class A	7,400	35,974
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,300	37,269
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	14,100	24,213

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	$14,526
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	15,800	20,622
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	36,400	35,259
	Zhejiang Hailiang Co. Ltd., Class A	14,600	38,544
	Zhejiang HangKe Technology, Inc. Co., Class A	5,930	27,830
	Zhejiang Hangmin Co. Ltd., Class A	13,800	14,395
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	11,500	19,093
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	29,152
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	9,500	22,698
	Zhejiang Huangma Technology Co. Ltd., Class A	13,600	30,376
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	15,800	29,454
	Zhejiang International Group Co. Ltd., Class A	12,800	19,908
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	32,458
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,600	40,761
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	33,385
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	21,321
		Shares	Value»
CHINA — (Continued)
	Zhejiang Medicine Co. Ltd., Class A	19,000	$40,592
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	14,567
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	17,214
	Zhejiang Runtu Co. Ltd., Class A	22,300	35,567
	Zhejiang Semir Garment Co. Ltd., Class A	32,200	28,601
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	27,080	20,733
	Zhejiang Southeast Space Frame Co. Ltd., Class A	16,800	20,963
	Zhejiang Sunoren Solar Technology Co. Ltd.	14,100	20,154
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	28,400	24,829
	Zhejiang Taihua New Material Group Co. Ltd., Class A	25,000	33,279
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,500	16,973
	Zhejiang Wanliyang Co. Ltd., Class A	23,600	24,646
	Zhejiang Wanma Co. Ltd., Class A	20,500	38,943
	Zhejiang Wansheng Co. Ltd., Class A	7,900	15,077
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	15,200	22,271
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,500	14,781
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	24,190
	Zhejiang Xinao Textiles, Inc., Class A	17,700	22,598

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Yasha Decoration Co. Ltd., Class A	30,000	$18,371
	Zhende Medical Co. Ltd., Class A	2,900	39,137
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	43,800	32,960
*	Zhewen Interactive Group Co. Ltd., Class A	17,700	26,088
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	156,500	235,168
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	8,700	43,018
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	28,500	39,314
	Zhongsheng Group Holdings Ltd.	74,500	68,007
	Zhongtong Bus Holding Co. Ltd., Class A	14,200	24,924
	Zhongyuan Environment-Protection Co. Ltd., Class A	16,500	20,450
Ω	Zhou Hei Ya International Holdings Co. Ltd.	213,500	40,151
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	45,800	209,268
	Zhuzhou Kibing Group Co. Ltd., Class A	51,400	47,771
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	26,900	25,967
	ZJAMP Group Co. Ltd., Class A	15,100	20,283
#Ω	ZJLD Group, Inc.	57,400	59,828
	Zkteco Co. Ltd., Class A	3,900	17,737
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	271,713
#	ZTE Corp., Class H	48,000	154,086
		Shares	Value»
CHINA — (Continued)
	ZTO Express Cayman, Inc. (2057 HK)	51,950	$1,316,353
TOTAL CHINA			79,381,619
COLOMBIA — (0.0%)
*	Corp. Financiera Colombiana SA	45,041	191,875
	Grupo Argos SA	4,811	20,892
TOTAL COLOMBIA			212,767
DENMARK — (1.7%)
	AL Sydbank	19,997	1,705,460
	Alm Brand AS	271,061	634,071
#	Ambu AS, Class B	5,098	50,536
*	Bavarian Nordic AS	17,341	510,428
	D/S Norden AS	8,097	383,152
*	Dfds AS	951	20,427
	FLSmidth & Co. AS	12,486	927,362
	Foroya Banki P	1,321	46,974
#*	GN Store Nord AS	16,948	254,924
	GronlandsBANKEN AS	210	32,264
	H Lundbeck AS (HLUNA DC), Class A	9,961	55,283
	H Lundbeck AS (HLUNB DC)	75,924	510,407
#*	H&H International AS, Class B	3,666	61,102
	ISS AS	30,309	1,111,874
	Jyske Bank AS	10,324	1,437,246
#	Matas AS	11,962	190,167
*	NKT AS	12,922	1,908,739
	Per Aarsleff Holding AS	6,619	770,874
	Ringkjoebing Landbobank AS	6,980	1,744,157
	Rockwool AS ROCKA DC, Class A	14,160	435,202
	Rockwool AS ROCKB DC, Class B	26,200	762,695
Ω	Scandinavian Tobacco Group AS	8,075	85,499
	Schouw & Co. AS	4,385	452,080
	SJF Bank AS	4,899	240,322
#*	Solar AS, Class B	1,028	33,506
	SP Group AS	2,842	165,993
	TORM PLC, Class A	10,231	327,949
	Tryg AS	21,310	512,049
	UIE PLC	971	58,490
TOTAL DENMARK			15,429,232

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.5%)
	Aktia Bank OYJ	11,821	$151,114
	Alandsbanken Abp, Class B	2,284	128,718
	Anora Group OYJ	7,486	30,618
	Apetit OYJ	1,113	16,886
	Atria OYJ	3,506	60,979
	Bittium OYJ	5,009	187,072
	Digia OYJ	4,078	27,332
Ω	Enento Group OYJ	1,563	29,651
	Fiskars OYJ Abp	8,676	139,926
	Fortum OYJ	89,128	2,245,408
	Hiab OYJ	9,901	588,970
	Huhtamaki OYJ	17,644	564,672
	Kalmar OYJ, Class B	10,303	552,518
	Kemira OYJ	28,847	598,180
	Kesko OYJ (KESKOA FH), Class A	5,687	135,802
	Kesko OYJ (KESKOB FH), Class B	21,764	536,420
	Konecranes OYJ	39,030	1,281,862
*	Lassila & Tikanoja OYJ	2,081	17,800
*	Lindex Group OYJ	19,529	49,661
	Luotea PLC	2,081	5,991
	Mandatum OYJ	91,786	734,091
	Neste OYJ	18,778	648,644
	NoHo Partners OYJ	1,625	13,403
	Olvi OYJ, Class A	684	24,903
#	Oma Saastopankki OYJ	1,150	16,105
	Oriola OYJ (OKDBV FH), Class B	27,344	29,647
	Outokumpu OYJ	32,057	215,629
	Pihlajalinna OYJ	6,174	81,297
	Ponsse OYJ	730	19,133
	Raisio OYJ, Class V	23,694	71,032
	Sanoma OYJ	19,907	216,504
	Scanfil OYJ	3,530	52,457
#*	SRV Group OYJ	786	4,895
	Taaleri PLC	2,423	21,750
	Teleste OYJ	3,463	13,973
#Ω	Terveystalo OYJ	22,008	201,451
	Tieto OYJ	14,444	322,692
	Tokmanni Group Corp.	2,713	24,223
	UPM-Kymmene OYJ	79,119	2,370,630
	Valmet OYJ	34,864	910,343
	Wartsila OYJ Abp	11,335	476,055
*	YIT OYJ	606	1,797
TOTAL FINLAND			13,820,234
FRANCE — (3.6%)
*	74Software SA	1,452	60,898
	Accor SA	1,440	71,264
*	Alstom SA	81,487	1,637,423
		Shares	Value»
FRANCE — (Continued)
	Alten SA	2,663	$177,412
Ω	Amundi SA	10,773	1,041,278
	Arkema SA	8,679	633,428
Ω	Ayvens SA	68,566	927,853
	Boiron SA	407	13,075
	Bonduelle SCA	2,599	26,415
	Bouygues SA	43,820	2,591,504
	Capgemini SE	7,956	967,579
	Carrefour SA	115,974	2,312,041
	Cie des Alpes	6,017	156,841
	Cie Generale des Etablissements Michelin SCA	24,173	875,691
*	Clariane SE	9,545	45,377
	Coface SA	31,317	580,737
	Derichebourg SA	27,304	290,886
	Eiffage SA	17,229	2,777,803
Ω	Elior Group SA	33,889	105,197
	Elis SA	49,928	1,542,785
	Etablissements Maurel et Prom SA	19,827	231,500
	Exel Industries SA, Class A	396	14,443
	Fnac Darty SA (FNAC FP)	2,442	101,322
*	Forvia SE (FRVIA FP)	23,580	277,973
	GL Events SACA	2,198	86,526
	Groupe Crit SA	1,048	68,361
#	Groupe SFPI	8,334	18,027
#*	Guerbet	1,473	20,081
	Imerys SA	2,049	53,632
	IPSOS SA	10,696	453,615
	Jacquet Metals SACA	2,639	68,786
	JCDecaux SE	9,155	203,636
	Laurent-Perrier	537	53,101
	LNA Sante SA	1,202	40,652
	Manitou BF SA	2,169	52,036
	Mersen SA	4,415	166,120
	Metropole Television SA	6,128	93,594
	North Atlantic Energies	189	13,848
	NRJ Group	1,498	12,566
	Opmobility	13,391	226,268
	Pernod Ricard SA	18,765	1,395,025
	Publicis Groupe SA (PUB FP)	8,731	815,801
	Quadient SA	2,811	38,439
	Renault SA	48,834	1,715,499
	Rexel SA	53,173	2,248,859
	Samse SACA	83	11,859
	Savencia SA	1,752	136,551
	SCOR SE	26,497	988,677
	SEB SA	32	1,964

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	SES SA	68,341	$564,159
*Ω	SMCP SA	7,563	46,067
	Societe BIC SA	4,616	318,371
	Societe LDC SADIR	1,650	216,527
#	Sodexo SA	9,965	506,855
	Sopra Steria Group	2,017	314,719
	Stef SA	1,010	138,042
	STMicroelectronics NV (STM FP)	10,037	546,775
	Synergie SE	2,390	79,063
	Technip Energies NV	11,723	554,586
#	Teleperformance SE	749	50,729
	Television Francaise 1 SA	11,443	91,022
	Thermador Groupe	289	23,497
	Trigano SA	2,049	376,811
*	Ubisoft Entertainment SA	2,364	13,791
	Valeo SE	52,711	663,492
	Vallourec SACA	35,343	1,064,933
	Vetoquinol SA	520	47,019
	Vicat SACA	5,082	358,861
	VIEL & Cie SA	3,477	76,288
*	Viridien	2,389	406,334
#*	Voltalia SA	2,843	23,626
	Wavestone	244	13,168
*Ω	X-Fab Silicon Foundries SE	4,159	30,883
TOTAL FRANCE			32,969,866
GERMANY — (3.0%)
	1&1 AG	10,207	270,406
	Adesso SE	458	31,355
	Adtran Networks SE	551	14,883
	AIXTRON SE	772	42,656
	All for One Group SE	212	8,939
Ω	Aumann AG	1,586	23,688
#*	Aumovio SE	10,520	456,236
	Aurubis AG	9,174	1,974,151
	Bechtle AG	12,277	417,839
Ω	Befesa SA	4,810	184,377
#	Beiersdorf AG	3,992	330,935
	Bijou Brigitte AG	952	55,469
	Bilfinger SE	9,612	1,108,560
	Borussia Dortmund GmbH & Co. KGaA	16,120	60,353
	Brenntag SE	14,213	1,035,060
	CANCOM SE (COK GR)	2,592	75,349
	Carl Zeiss Meditec AG	1,879	58,518
*	Ceconomy AG	19,048	98,144
	Cewe Stiftung & Co. KGaA	895	99,171
		Shares	Value»
GERMANY — (Continued)
	Commerzbank AG	30,295	$1,252,210
	Continental AG	21,040	1,591,950
	Dermapharm Holding SE DMP GR	124	6,769
	Deutz AG	25,865	302,451
	Draegerwerk AG & Co. KGaA	638	52,374
	Duerr AG	4,267	105,884
Ω	DWS Group GmbH & Co. KGaA	6,550	453,719
	Elmos Semiconductor SE	1,514	327,478
	ElringKlinger AG	5,891	38,043
	Energiekontor AG	1,002	47,895
	Evonik Industries AG	38,307	792,311
	flatexDEGIRO SE	19,433	695,307
	FORTEC Elektronik AG	585	7,402
*	Fraport AG Frankfurt Airport Services Worldwide	8,850	726,167
	Freenet AG	29,909	952,596
	Fresenius Medical Care AG (FME GR)	47,923	2,168,442
	FUCHS SE	3,608	138,295
	Gesco SE	1,495	26,050
	GFT Technologies SE	2,002	43,657
#*	Heidelberger Druckmaschinen AG	55,730	96,287
	Hornbach Holding AG & Co. KGaA	2,266	215,438
#	HUGO BOSS AG	1,618	68,614
	Indus Holding AG	3,890	136,432
Ω	Instone Real Estate Group SE	17,183	178,098
	Jenoptik AG	4,861	191,300
Ω	JOST Werke SE	2,743	166,960
	KION Group AG	16,902	882,139
#*	Kloeckner & Co. SE	7,966	111,257
	Kontron AG	8,109	203,317
	Krones AG	3,273	473,689
	KSB SE & Co. KGaA	62	71,334
	KWS Saat SE & Co. KGaA	2,335	210,724
#	Lanxess AG	3,650	77,783
#*	Medios AG	226	3,632
#	MLP SE	21,361	199,968
#	Mutares SE & Co. KGaA	3,438	99,586
	Norma Group SE	3,661	63,107
	Pfeiffer Vacuum Technology AG	137	26,911
	ProCredit Holding AG	2,170	20,828

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Puma SE (PUM GR)	794	$24,307
*	PVA TePla AG	2,714	116,916
#	Qiagen NV QGEN US	15,260	527,705
	Qiagen NV QIA GR	10,382	354,132
#	RTL Group SA	5,153	198,003
	SAF-Holland SE	5,757	118,820
	Salzgitter AG	617	34,901
	Schaeffler AG	27,583	262,251
*	Siemens Energy AG	6,363	1,348,458
	Sixt SE	3,240	259,263
#	Stabilus SE	2,604	52,772
#	STRATEC SE	832	17,241
	Suedzucker AG	2,905	42,257
	Surteco Group SE	1,940	23,064
	SUSS MicroTec SE	1,410	126,229
	Symrise AG	14,690	1,299,487
	Technotrans SE	1,385	53,274
	thyssenkrupp AG	50,351	599,232
	TUI AG	79,708	593,169
	United Internet AG	19,203	603,307
	Vossloh AG	2,379	211,229
	Wacker Chemie AG	2,083	228,578
	Wacker Neuson SE	6,624	149,543
	Wuestenrot & Wuerttembergische AG	1,892	32,949
#*Ω	Zalando SE	22,599	558,193
TOTAL GERMANY			27,407,773
GREECE — (0.1%)
	Alpha Bank SA	31,801	127,625
	Autohellas Tourist & Trading SA	2,826	35,955
	ElvalHalcor SA	7,892	36,908
	Fourlis Holdings SA	2,763	14,747
	GEK Terna SA	2,732	131,291
	Helleniq Energy Holdings SA	9,333	107,736
	Motor Oil Hellas Corinth Refineries SA	6,837	305,171
	Piraeus Bank SA	6,260	59,264
	Sarantis SA	2,655	44,523
	Thrace Plastics Holding & Co.	2,463	11,880
	Titan SA (TITC GA)	5,589	300,422
TOTAL GREECE			1,175,522
HONG KONG — (0.9%)
	Bank of East Asia Ltd.	172,424	301,718
#Ω	Budweiser Brewing Co. APAC Ltd.	102,300	100,867
		Shares	Value»
HONG KONG — (Continued)
	Build King Holdings Ltd.	120,000	$27,809
#	Cafe de Coral Holdings Ltd.	52,000	26,692
	Cathay Pacific Airways Ltd.	201,000	298,758
	Chow Sang Sang Holdings International Ltd.	81,000	121,499
	CITIC Telecom International Holdings Ltd.	397,000	140,957
	C-Mer Medical Holdings Ltd.	54,000	8,479
Ω	Crystal International Group Ltd.	78,500	66,627
	CTF Services Ltd.	202,248	210,028
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	85,600	137,763
	Dah Sing Financial Holdings Ltd.	41,200	216,929
*	Deep Source Holdings Ltd.	660,000	67,398
	Dream International Ltd.	42,000	40,480
*††	EcoGreen International Group Ltd.	84,000	0
	Emperor Watch & Jewellery Ltd.	790,000	30,455
	First Pacific Co. Ltd.	560,000	392,920
*Ω	FIT Hon Teng Ltd.	386,000	381,494
*Ω	Frontage Holdings Corp.	64,000	8,039
	Giordano International Ltd.	136,000	25,924
#	Guotai Junan International Holdings Ltd.	543,000	168,228
	Hang Lung Group Ltd.	137,000	284,516
	Hang Lung Properties Ltd.	308,504	362,688
	Hong Kong Technology Venture Co. Ltd.	33,774	4,679
*	Hongkong & Shanghai Hotels Ltd.	104,716	78,784

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	244,000	$36,125
	IGG, Inc.	163,000	64,820
Ω	Impro Precision Industries Ltd.	75,000	99,898
	Jacobson Pharma Corp. Ltd.	24,000	3,472
	Johnson Electric Holdings Ltd.	77,555	210,459
	Kerry Properties Ltd.	71,500	217,628
	KLN Logistics Group Ltd.	63,500	54,693
	Luk Fook Holdings International Ltd.	52,000	149,132
	Man Wah Holdings Ltd.	284,000	154,609
*	Midland Holdings Ltd.	93,517	34,104
	Modern Dental Group Ltd.	32,000	24,532
*	Mongolian Mining Corp.	162,000	196,432
	NagaCorp Ltd.	260,000	132,697
	Oriental Watch Holdings	52,000	21,759
	Pacific Basin Shipping Ltd.	653,000	255,509
	Pacific Textiles Holdings Ltd.	97,000	14,493
	PAX Global Technology Ltd.	99,000	49,377
	Pico Far East Holdings Ltd.	278,000	86,343
	PRADA SpA	8,400	37,430
Ω	Regina Miracle International Holdings Ltd.	29,000	6,721
Ω	Samsonite Group SA	98,700	180,732
	SAS Dragon Holdings Ltd.	64,000	47,234
	Shangri-La Asia Ltd.	194,000	110,348
#*	SJM Holdings Ltd.	153,000	40,416
	SmarTone Telecommunications Holdings Ltd.	97,500	62,488
	Stella International Holdings Ltd.	108,500	205,933
	Swire Pacific Ltd. (87 HK), Class B	90,000	153,085
*	Television Broadcasts Ltd.	78,600	27,652
		Shares	Value»
HONG KONG — (Continued)
	Texhong International Group Ltd.	48,000	$43,398
	Transport International Holdings Ltd.	31,994	41,603
	Truly International Holdings Ltd.	408,000	52,287
#	United Laboratories International Holdings Ltd.	152,000	182,779
	Vedan International Holdings Ltd.	80,000	8,104
#	Vitasoy International Holdings Ltd.	50,000	39,542
*	Viva Goods Co. Ltd.	144,000	10,821
	VSTECS Holdings Ltd.	192,000	251,531
Ω	WH Group Ltd.	319,160	390,347
*	Xingye Alloy Materials Group Ltd.	84,000	9,765
	Xinyi Glass Holdings Ltd.	265,893	330,003
#	Yue Yuen Industrial Holdings Ltd.	173,500	322,694
TOTAL HONG KONG			7,864,726
HUNGARY — (0.0%)
	Richter Gedeon Nyrt	10,907	460,054
INDIA — (4.8%)
	360 ONE WAM Ltd.	13,598	149,552
*	5Paisa Capital Ltd.	1,165	4,229
	Aarti Drugs Ltd.	3,509	14,024
	Aarti Industries Ltd.	13,472	72,357
	Aarti Pharmalabs Ltd.	6,106	48,310
	ACC Ltd.	5,866	87,931
	ADF Foods Ltd.	15,440	43,169
*	Aditya Birla Fashion & Retail Ltd.	43,964	29,837
*	Aditya Birla Lifestyle Brands Ltd.	2,501	2,731
	Aditya Birla Real Estate Ltd.	3,663	57,741
	Advanced Enzyme Technologies Ltd.	6,791	24,787
	Advent Hotels International Pvt Ltd.	331	537
	Aegis Logistics Ltd.	24,003	178,411
	AGI Greenpac Ltd.	5,757	38,611
	Ahluwalia Contracts India Ltd.	6,104	57,787
	AIA Engineering Ltd.	2,956	123,583

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ajmera Realty & Infra India Ltd.	6,445	$8,363
	Alembic Ltd.	15,848	15,499
	Alembic Pharmaceuticals Ltd.	7,407	59,030
	Alkem Laboratories Ltd.	4,856	278,633
	Alkyl Amines Chemicals	2,555	40,909
	Allcargo Global Ltd.	56,988	13,972
	Amara Raja Energy & Mobility Ltd.	9,433	87,213
*	Amber Enterprises India Ltd.	896	76,132
	Anant Raj Ltd.	19,808	102,213
	Angel One Ltd.	63,530	208,196
*Ω	Antony Waste Handling Cell Ltd.	2,239	12,127
	Anupam Rasayan India Ltd.	1,499	21,228
	Apar Industries Ltd.	1,306	171,012
	Apeejay Surrendra Park Hotels Ltd.	8,134	10,648
	Apollo Tyres Ltd.	71,196	308,160
	Arvind Fashions Ltd.	7,398	34,891
	Arvind Ltd.	42,016	177,102
	Asahi India Glass Ltd.	4,079	36,081
	Ashapura Minechem Ltd.	4,318	28,819
	Ashiana Housing Ltd.	6,346	23,008
	Ashok Leyland Ltd.	358,126	617,290
*	Ashoka Buildcon Ltd.	23,322	33,145
Ω	Aster DM Healthcare Ltd.	3,062	22,908
	Astra Microwave Products Ltd.	5,327	63,682
	Atul Ltd.	899	64,879
Ω	AU Small Finance Bank Ltd.	43,937	470,752
	AurionPro Solutions Ltd.	2,844	26,297
	Aurobindo Pharma Ltd.	62,489	916,978
	Automotive Axles Ltd.	1,036	20,091
	Avadh Sugar & Energy Ltd.	1,685	8,758
	Avanti Feeds Ltd.	5,833	85,747
*	AvenuesAI Ltd.	217,178	31,827
*	AWL Agri Business Ltd.	47,531	98,545
*	Bajaj Consumer Care Ltd.	14,536	69,275
	Bajaj Electricals Ltd.	4,553	19,134
		Shares	Value»
INDIA — (Continued)
	Balaji Amines Ltd.	1,307	$18,531
	Balkrishna Industries Ltd.	6,719	153,733
	Balmer Lawrie & Co. Ltd.	19,246	38,500
	Balrampur Chini Mills Ltd.	29,626	163,629
	Balu Forge Industries Ltd.	4,262	24,576
	Banco Products India Ltd.	15,542	101,482
Ω	Bandhan Bank Ltd.	85,794	182,744
	Bank of India	114,507	169,979
	Bank of Maharashtra	144,375	120,134
	Bannari Amman Sugars Ltd.	902	35,339
*	Bansal Wire Industries Ltd.	1,926	6,116
	BASF India Ltd.	743	28,651
	BEML Ltd.	6,402	121,485
	Bhansali Engineering Polymers Ltd.	18,456	18,728
	Bharat Heavy Electricals Ltd.	11,788	43,949
	Bharat Rasayan Ltd.	312	4,580
	Biocon Ltd.	18,453	69,998
	Birla Corp. Ltd.	4,316	41,935
	Birlasoft Ltd.	22,406	87,640
	Bliss Gvs Pharma Ltd.	9,129	26,725
	Bombay Burmah Trading Co.	4,849	76,905
*	Borosil Ltd.	6,248	16,192
	Brigade Enterprises Ltd.	11,510	95,722
*	Brightcom Group Ltd.	263,133	26,416
	BSE Ltd.	1,788	68,956
*	Camlin Fine Sciences Ltd.	13,599	18,373
	Canara Bank	473,855	676,557
*	Capacit'e Infraprojects Ltd.	6,332	16,935
	Caplin Point Laboratories Ltd.	2,431	43,922
	Carborundum Universal Ltd.	1,793	18,216
	Care Ratings Ltd.	4,579	80,656
*	Cartrade Tech Ltd.	3,719	63,957
	Carysil Ltd.	2,666	25,330
	CCL Products India Ltd.	15,057	180,369
	Ceat Ltd.	6,015	220,038
*	Ceigall India Ltd.	6,976	24,709
	Cello World Ltd.	2,449	10,875

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cemindia Projects Ltd.	8,815	$76,167
	Century Enka Ltd.	3,444	15,333
	Cera Sanitaryware Ltd.	639	35,381
	Chambal Fertilisers & Chemicals Ltd.	35,567	164,079
	CIE Automotive India Ltd.	29,639	148,844
*	Cigniti Technologies Ltd.	987	12,396
	City Union Bank Ltd.	65,981	188,625
	CMS Info Systems Ltd.	7,641	23,404
Ω	Cochin Shipyard Ltd.	2,647	48,788
	Container Corp. of India Ltd.	27,877	150,015
	Coromandel International Ltd.	10,751	227,059
	Cosmo First Ltd.	3,064	23,124
	Craftsman Automation Ltd.	803	65,260
	Crompton Greaves Consumer Electricals Ltd.	51,407	147,889
*	CSB Bank Ltd.	9,906	40,392
	Cyient Ltd.	10,755	99,522
*Ω	D.P. Abhushan Ltd.	362	3,973
	Dalmia Bharat Ltd.	15,218	306,622
	Datamatics Global Services Ltd.	1,756	13,748
	DB Corp. Ltd.	16,814	38,339
	DCB Bank Ltd.	58,753	116,701
	DCM Shriram Ltd.	7,541	96,247
	DCW Ltd.	37,568	18,873
	Deep Industries Ltd.	3,225	16,615
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	186,029
	Deepak Nitrite Ltd.	2,136	39,377
*	Delhivery Ltd.	63,856	315,526
	Dhanuka Agritech Ltd.	3,371	38,532
*	Digitide Solutions Ltd.	5,911	6,041
Ω	Dilip Buildcon Ltd.	7,058	34,390
*	Dishman Carbogen Amcis Ltd.	7,907	15,406
	D-Link India Ltd.	3,902	18,693
	Dodla Dairy Ltd.	3,763	43,473
	Dynacons Systems & Solutions Ltd.	984	11,321
	eClerx Services Ltd.	9,374	141,976
*	EID Parry India Ltd.	19,753	176,681
		Shares	Value»
INDIA — (Continued)
	EIH Associated Hotels	3,616	$12,400
	EIH Ltd.	35,168	119,217
	Elecon Engineering Co. Ltd.	10,603	57,120
*	Electronics Mart India Ltd.	19,749	26,238
	Electrosteel Castings Ltd.	83,544	72,537
*	Embassy Developments Ltd.	50,487	24,618
Ω	Endurance Technologies Ltd.	4,145	102,409
	Engineers India Ltd.	58,317	156,288
	Epigral Ltd.	1,774	22,455
	EPL Ltd.	15,818	38,056
*Ω	Equitas Small Finance Bank Ltd.	45,351	32,023
*Ω	Eris Lifesciences Ltd.	2,989	41,716
	Escorts Kubota Ltd.	7,740	268,603
*	Eureka Forbes Ltd.	9,641	51,563
	Eveready Industries India Ltd.	2,890	10,174
	Everest Kanto Cylinder Ltd.	6,320	7,989
	Exide Industries Ltd.	88,153	335,423
*	Expleo Solutions Ltd.	381	3,303
	FDC Ltd.	11,996	46,659
	Federal Bank Ltd.	390,779	1,190,875
*	Federal-Mogul Goetze India Ltd.	4,153	20,542
	FIEM Industries Ltd.	1,386	31,972
	Filatex India Ltd.	33,341	16,153
	Fineotex Chemical Ltd.	33,700	8,228
	Finolex Cables Ltd.	14,139	148,102
	Finolex Industries Ltd.	29,728	54,208
	Firstsource Solutions Ltd.	58,361	131,985
	Flair Writing Industries Ltd.	3,622	12,206
	Force Motors Ltd.	1,050	222,290
	Fortis Healthcare Ltd.	6,650	64,974
	G R Infraprojects Ltd.	4,448	43,846
	Gabriel India Ltd.	7,677	83,446
	GAIL India Ltd. (GAIL IN)	14,437	25,050
	Galaxy Surfactants Ltd.	477	9,438
	Ganesh Housing Ltd.	2,638	18,452
	Garware Hi-Tech Films Ltd.	504	21,393
	Garware Technical Fibres Ltd.	2,745	17,852

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gateway Distriparks Ltd.	45,246	$27,638
	GE Vernova T&D India Ltd.	1,853	87,340
	Genus Power Infrastructures Ltd.	9,479	31,344
	Geojit Financial Services Ltd.	15,370	10,537
	GHCL Ltd.	16,124	86,590
Ω	Gland Pharma Ltd.	5,676	105,837
	Glenmark Pharmaceuticals Ltd.	23,735	602,016
	Globus Spirits Ltd.	1,633	19,165
	GMM Pfaudler Ltd.	2,621	24,992
	GNA Axles Ltd.	1,849	8,379
	Godawari Power & Ispat Ltd.	61,950	194,818
	Godfrey Phillips India Ltd.	1,974	47,161
Ω	Godrej Agrovet Ltd.	2,439	15,466
*	Gokaldas Exports Ltd.	5,118	38,679
*	Gokul Agro Resources Ltd.	9,924	24,527
	Goldiam International Ltd.	4,691	18,802
	Goodluck India Ltd.	1,541	20,421
	Granules India Ltd.	32,878	244,058
	Graphite India Ltd.	5,618	41,811
	Great Eastern Shipping Co. Ltd.	27,406	458,635
	Greaves Cotton Ltd.	14,545	25,475
	Greenply Industries Ltd.	10,082	28,207
	Gujarat Alkalies & Chemicals Ltd.	6,164	51,866
	Gujarat Ambuja Exports Ltd.	24,560	40,374
	Gujarat Fluorochemicals Ltd.	897	34,071
	Gujarat Mineral Development Corp. Ltd.	10,076	78,536
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,417	66,999
	Gujarat Pipavav Port Ltd.	32,651	53,658
	Gujarat State Petronet Ltd.	46,045	138,956
		Shares	Value»
INDIA — (Continued)
	Gulf Oil Lubricants India Ltd.	1,725	$18,033
	Gulshan Chemfill Ltd.	1,579	448
	Happiest Minds Technologies Ltd.	8,963	35,447
Ω	Harsha Engineers Ltd.	1,758	7,186
	HBL Engineering Ltd.	5,859	49,509
*	HealthCare Global Enterprises Ltd. HCG IN	6,052	36,851
	HEG Ltd.	11,285	70,779
	HeidelbergCement India Ltd.	10,024	16,793
	Heritage Foods Ltd.	8,870	33,725
	Hero MotoCorp Ltd. (HMCL IN)	16,210	877,828
	HFCL Ltd.	114,509	140,978
	HG Infra Engineering Ltd.	2,873	18,185
	Hikal Ltd.	9,004	17,966
	Himadri Speciality Chemical Ltd.	6,884	44,314
	Himatsingka Seide Ltd.	11,567	10,884
	Hindustan Copper Ltd.	9,107	52,182
*	Hindware Home Innovation Ltd.	4,100	9,334
	HI-Tech Pipes Ltd.	3,198	3,137
	Hle Glascoat Ltd.	2,869	9,741
	Honda India Power Products Ltd.	598	14,644
	HPL Electric & Power Ltd.	1,673	6,301
	ICRA Ltd.	909	52,162
	IDFC First Bank Ltd.	631,881	466,926
*	IFB Industries Ltd.	1,844	22,112
	IIFL Capital Services Ltd.	26,423	88,093
*	India Cements Ltd.	20,705	86,170
	India Glycols Ltd.	6,864	75,685
	Indian Bank	62,818	565,051
	Indian Metals & Ferro Alloys Ltd.	4,203	66,726
	Indigo Paints Ltd.	3,085	28,209
	Indo Count Industries Ltd.	12,207	36,401
*	Indus Towers Ltd.	205,985	893,875
	Innova Captab Ltd.	3,003	23,845
*	Inox Green Energy Services Ltd.	7,814	14,914
*	Inox Wind Ltd.	54,409	58,373
	Insecticides India Ltd.	407	3,009

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Intellect Design Arena Ltd.	14,203	$112,340
	IOL Chemicals & Pharmaceuticals Ltd.	18,057	18,042
	ION Exchange India Ltd.	11,377	47,964
	Ipca Laboratories Ltd.	18,285	295,193
Ω	IRCON International Ltd.	51,030	82,829
	ISGEC Heavy Engineering Ltd.	3,339	38,064
	J Kumar Infraprojects Ltd.	9,206	50,611
	Jammu & Kashmir Bank Ltd.	63,698	87,526
	Jamna Auto Industries Ltd.	28,596	36,860
*	Jana Small Finance Bank Ltd.	2,775	13,368
	Jindal Saw Ltd.	87,881	208,944
	Jindal Stainless Ltd.	106,897	870,474
	Jindal Steel Ltd.	6,259	81,443
	JK Cement Ltd.	1,394	78,241
	JK Lakshmi Cement Ltd.	10,137	69,215
	JK Paper Ltd.	21,843	83,173
	JK Tyre & Industries Ltd.	17,886	77,927
	JSW Energy Ltd.	45,760	271,326
	JTEKT India Ltd.	12,988	18,781
	JTL Industries Ltd.	18,656	15,477
	Jubilant Ingrevia Ltd.	13,841	103,104
	Jubilant Pharmova Ltd.	14,481	142,935
*	Juniper Hotels Ltd.	9,344	20,048
	Jupiter Wagons Ltd.	6,564	19,648
	Jyothy Labs Ltd.	14,932	42,080
	Kajaria Ceramics Ltd.	7,874	98,360
	Kalpataru Projects International Ltd.	17,626	233,271
	Kalyani Steels Ltd.	7,765	70,127
	Kansai Nerolac Paints Ltd.	10,819	22,429
	Karnataka Bank Ltd.	57,840	164,276
	Karur Vysya Bank Ltd.	120,586	373,142
	Kaveri Seed Co. Ltd.	4,405	45,323
	KCP Ltd.	19,493	37,088
	KDDL Ltd.	906	22,756
	KEC International Ltd.	21,838	129,357
*	Kellton Tech Solutions Ltd.	67,465	11,093
		Shares	Value»
INDIA — (Continued)
	Kewal Kiran Clothing Ltd.	1,257	$6,356
	Kirloskar Brothers Ltd.	2,320	42,565
	Kirloskar Ferrous Industries Ltd.	9,588	44,041
	Kirloskar Oil Engines Ltd.	10,569	190,825
	Kitex Garments Ltd.	15,081	26,641
	KNR Constructions Ltd.	727	968
	KPR Mill Ltd.	3,453	34,313
	KRBL Ltd.	10,737	41,573
	Krsnaa Diagnostics Ltd.	5,163	31,961
	LA Opala RG Ltd.	3,700	7,022
	Landmark Cars Ltd.	1,677	7,113
*	Latent View Analytics Ltd.	4,479	13,792
Ω	Laurus Labs Ltd.	10,065	118,103
	Laxmi Organic Industries Ltd.	6,915	10,650
	LG Balakrishnan & Bros Ltd.	7,187	135,018
	LMW Ltd.	568	86,664
Ω	Lodha Developers Ltd.	13,962	132,436
	LT Foods Ltd.	48,564	221,374
	Lumax Auto Technologies Ltd.	4,253	73,250
	Lupin Ltd.	27,408	672,000
	Maharashtra Seamless Ltd.	13,036	88,274
	Mahindra Lifespace Developers Ltd.	12,479	44,762
Ω	Mahindra Logistics Ltd.	5,929	25,287
*	Man Industries India Ltd.	6,404	36,003
	Man Infraconstruction Ltd.	15,353	19,584
	Marksans Pharma Ltd.	59,055	115,978
	Mastek Ltd.	3,596	64,934
*	Max Estates Ltd.	751	3,091
	Mayur Uniquoters Ltd.	5,489	31,852
*Ω	Medi Assist Healthcare Services Ltd.	6,004	21,758
*	Medplus Health Services Ltd.	9,021	83,842
*	Meghmani Organics Ltd.	28,094	14,641

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Minda Corp. Ltd.	16,296	$89,272
Ω	Mishra Dhatu Nigam Ltd.	8,726	36,215
	MM Forgings Ltd.	4,348	22,512
	MOIL Ltd.	13,211	43,439
	Mold-Tek Packaging Ltd.	1,725	10,274
	Monte Carlo Fashions Ltd.	1,211	7,215
	Morepen Laboratories Ltd.	60,453	26,597
	Motilal Oswal Financial Services Ltd.	11,619	99,285
	Mphasis Ltd.	13,927	335,993
	MRF Ltd.	454	624,104
	MSTC Ltd.	4,067	18,692
	Natco Pharma Ltd.	11,527	133,329
	National Aluminium Co. Ltd.	201,774	845,286
	National Fertilizers Ltd.	13,589	11,281
	Nava Ltd.	27,486	191,873
	Navneet Education Ltd.	18,140	27,833
*	Nazara Technologies Ltd.	17,244	48,128
	NCC Ltd.	86,554	150,413
	NESCO Ltd.	3,968	51,812
	Neuland Laboratories Ltd.	281	44,367
	Newgen Software Technologies Ltd.	7,180	38,664
	NIIT Learning Systems Ltd.	10,780	35,328
	Nilkamal Ltd.	1,432	19,713
Ω	Nippon Life India Asset Management Ltd.	4,729	50,637
	Nitin Spinners Ltd.	3,133	15,367
	NMDC Ltd.	497,718	476,557
*	NMDC Steel Ltd.	106,512	48,244
	Novartis India Ltd.	88	959
	NRB Bearings Ltd.	7,863	23,469
	Nucleus Software Exports Ltd.	1,229	10,501
*	Nuvoco Vistas Corp. Ltd.	11,406	35,718
	Oberoi Realty Ltd.	18,539	327,700
*	Onesource Specialty Pharma Ltd.	1,776	32,898
	Oracle Financial Services Software Ltd.	263	27,205
		Shares	Value»
INDIA — (Continued)
*	Orchid Pharma Ltd.	1,048	$6,888
	Orient Cement Ltd.	17,026	26,005
	Orient Electric Ltd.	5,084	9,985
*	Orient Green Power Co. Ltd.	169,101	22,626
	Panama Petrochem Ltd.	2,894	8,636
Ω	Paradeep Phosphates Ltd.	40,383	55,301
Ω	Parag Milk Foods Ltd., Class F	6,480	15,466
	Patanjali Foods Ltd.	17,988	87,378
*	Patel Engineering Ltd.	94,922	28,485
*	PC Jeweller Ltd.	626,910	62,599
	PCBL Chemical Ltd.	19,241	58,942
	PDS Ltd.	5,797	16,994
	Pearl Global Industries Ltd.	2,201	36,144
*	Pennar Industries Ltd.	9,782	17,336
	Petronet LNG Ltd.	172,886	509,947
	Phoenix Mills Ltd.	13,226	247,085
	Piramal Pharma Ltd.	80,418	137,965
	Pitti Engineering Ltd.	1,949	20,076
	PNC Infratech Ltd.	9,684	21,857
	Pokarna Ltd.	1,843	17,173
	Polyplex Corp. Ltd.	2,597	26,042
	Pondy Oxides & Chemicals Ltd.	891	13,082
	Power Mech Projects Ltd.	2,568	68,048
	Praj Industries Ltd.	253	1,093
	Prakash Industries Ltd.	25,349	38,289
Ω	Prataap Snacks Ltd.	1,310	13,834
	Precision Wires India Ltd.	3,694	16,658
	Prestige Estates Projects Ltd.	6,423	95,873
	Pricol Ltd.	10,026	60,753
	Prince Pipes & Fittings Ltd.	7,246	19,780
*	Prism Johnson Ltd.	21,749	30,932
*	PSP Projects Ltd.	1,511	12,673
	Punjab National Bank	35,137	40,757
*	Puravankara Ltd.	13,056	29,609
*	PVR Inox Ltd.	14,124	160,458
Ω	Quess Corp. Ltd.	13,894	29,046
	R Systems International Ltd.	6,555	18,367
	Railtel Corp. of India Ltd.	18,432	63,069
	Rain Industries Ltd.	29,680	39,594
	Rallis India Ltd.	9,052	25,396

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ramco Cements Ltd.	16,989	$167,117
*	Ramco Systems Ltd.	3,976	17,325
	Ramkrishna Forgings Ltd.	7,311	46,215
*	Ramky Infrastructure Ltd.	995	5,299
	Rane Holdings Ltd.	375	4,465
	Rashi Peripherals Ltd.	2,471	11,847
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	53,960
*	Rategain Travel Technologies Ltd.	8,402	53,833
	Ratnamani Metals & Tubes Ltd.	1,819	50,864
*	Raymond Lifestyle Ltd.	7,948	67,491
*	Raymond Ltd.	9,936	49,324
*	Raymond Realty Ltd.	9,936	46,854
Ω	RBL Bank Ltd.	66,068	236,587
	Redington Ltd.	131,696	301,420
	Redtape Ltd.	18,116	24,709
	Relaxo Footwears Ltd.	4,979	15,862
*	Reliance Power Ltd.	438,742	134,533
*	Religare Enterprises Ltd.	6,600	15,409
*	Restaurant Brands Asia Ltd.	30,974	21,504
	Rhi Magnesita India Ltd.	8,907	38,103
	Rico Auto Industries Ltd.	16,938	20,359
	RITES Ltd.	22,156	51,332
	Rossari Biotech Ltd.	2,034	10,310
*	Sagar Cements Ltd.	4,091	7,784
	Sai Silks Kalamandir Ltd.	8,444	9,099
*	SAMHI Hotels Ltd.	34,477	57,031
	Sandhar Technologies Ltd.	4,726	24,983
	Sanghvi Movers Ltd.	5,982	20,293
Ω	Sansera Engineering Ltd.	5,079	136,256
*	Sapphire Foods India Ltd.	15,382	33,339
	Sarda Energy & Minerals Ltd.	27,610	172,865
	Sasken Technologies Ltd.	712	9,932
	Savita Oil Technologies Ltd.	5,680	21,602
	SBI Cards & Payment Services Ltd.	16,086	109,934
		Shares	Value»
INDIA — (Continued)
*	SEAMEC Ltd.	1,481	$25,042
	Senco Gold Ltd.	9,006	29,916
Ω	SH Kelkar & Co. Ltd.	11,863	18,280
	Shakti Pumps India Ltd.	4,526	27,199
*	Shankara Buildpro Ltd.	2,556	30,261
	Sharda Cropchem Ltd.	4,998	56,755
	Sharda Motor Industries Ltd.	3,666	33,471
	Share India Securities Ltd.	25,319	36,548
*	Sheela Foam Ltd.	2,758	14,989
	Shilpa Medicare Ltd.	11,440	49,668
	Shipping Corp. of India Ltd.	32,265	104,124
	Shriram Pistons & Rings Ltd.	1,777	65,872
	Shyam Metalics & Energy Ltd.	4,890	44,969
	SIS Ltd.	5,084	18,919
	Siyaram Silk Mills Ltd.	2,895	17,587
	SJS Enterprises Ltd.	4,186	80,578
	Skipper Ltd.	4,131	20,849
	SMS Pharmaceuticals Ltd.	3,924	16,936
	Sobha Ltd.	2,224	33,708
*	Solara Active Pharma Sciences Ltd.	2,901	15,402
	Somany Ceramics Ltd.	2,168	10,806
Ω	Sona Blw Precision Forgings Ltd.	12,189	78,323
	Sonata Software Ltd.	21,189	57,367
	South Indian Bank Ltd.	466,277	195,351
	SP Apparels Ltd.	1,244	10,740
	Star Cement Ltd.	16,744	40,745
*	Star Health & Allied Insurance Co. Ltd.	24,427	135,618
	Steel Authority of India Ltd.	210,166	412,314
	Steel Strips Wheels Ltd.	5,610	12,748
*	Sterlite Technologies Ltd.	34,852	109,226
	Stove Kraft Ltd.	2,726	15,739
	Strides Pharma Science Ltd.	8,765	96,485
*	Stylam Industries Ltd.	626	14,809
	Subros Ltd.	5,228	43,084

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sudarshan Chemical Industries Ltd.	1,825	$17,698
	Sun TV Network Ltd.	19,125	123,161
	Sundram Fasteners Ltd.	10,417	93,829
	Sunteck Realty Ltd.	7,803	28,127
	Suprajit Engineering Ltd.	16,483	72,522
	Supreme Petrochem Ltd.	12,254	97,802
	Supriya Lifescience Ltd.	3,873	28,645
	Surya Roshni Ltd.	19,276	51,428
*	Suryoday Small Finance Bank Ltd.	12,586	20,375
Ω	Syngene International Ltd.	425	2,106
	Talbros Automotive Components Ltd.	2,713	9,495
	Tamilnad Mercantile Bank Ltd.	7,104	55,308
	Tanla Platforms Ltd.	9,171	49,781
	Tata Chemicals Ltd.	27,771	236,967
	Tata Consumer Products Ltd.	2,697	32,682
	Tata Steel Ltd.	15,585	34,857
	TD Power Systems Ltd.	7,526	92,514
	Techno Electric & Engineering Co. Ltd.	12,283	166,995
	Texmaco Rail & Engineering Ltd.	63,696	71,403
	Thomas Cook India Ltd.	36,783	36,469
	Time Technoplast Ltd.	59,778	122,873
	Titagarh Rail System Ltd.	6,322	51,741
	Transformers & Rectifiers India Ltd.	8,770	31,036
	Transport Corp. of India Ltd.	6,289	61,743
	Trident Ltd.	163,085	45,021
	Triveni Engineering & Industries Ltd.	13,982	60,995
	TVS Holdings Ltd.	158	23,708
	TVS Srichakra Ltd.	1,006	41,156
*	TVS Supply Chain Solutions Ltd.	30,511	36,991
	Uflex Ltd.	8,126	38,374
*Ω	Ujjivan Small Finance Bank Ltd.	67,038	40,451
*	Unichem Laboratories Ltd.	7,286	29,996
		Shares	Value»
INDIA — (Continued)
	Union Bank of India Ltd.	50,078	$88,079
	Uniparts India Ltd.	2,375	13,400
	UPL Ltd.	102,160	695,603
	Usha Martin Ltd.	39,122	185,837
	UTI Asset Management Co. Ltd.	7,033	70,701
	VA Tech Wabag Ltd.	10,705	170,655
	Vadilal Industries Ltd.	339	16,901
	Vaibhav Global Ltd.	11,331	26,193
*	Valor Estate Ltd.	19,709	21,669
	Vardhman Textiles Ltd.	21,782	141,801
Ω	Varroc Engineering Ltd.	8,500	47,691
	Veedol Corp. Ltd.	1,154	17,340
	Venky's India Ltd.	591	9,937
Ω	Venus Pipes & Tubes Ltd.	820	11,959
	Vesuvius India Ltd.	8,210	44,698
	Vimta Labs Ltd.	3,740	18,106
	Vintage Coffee & Beverages Ltd.	8,973	12,953
	Vishnu Chemicals Ltd.	3,034	19,111
*	Vodafone Idea Ltd.	408,926	44,082
	Voltamp Transformers Ltd.	739	91,616
	Voltas Ltd.	1,720	26,184
	VRL Logistics Ltd.	6,226	16,617
	VST Industries Ltd.	3,702	10,144
	VST Tillers Tractors Ltd.	936	51,850
	Welspun Corp. Ltd.	29,234	391,780
	Welspun Enterprises Ltd.	16,081	89,169
	Welspun Living Ltd.	48,336	66,134
	West Coast Paper Mills Ltd.	10,379	53,253
	Whirlpool of India Ltd.	7,820	81,613
	Windlas Biotech Ltd.	1,238	11,177
*	Wockhardt Ltd.	10,071	148,772
	Wonderla Holidays Ltd.	2,335	13,051
*	Yes Bank Ltd.	1,685,230	357,196
	Zee Entertainment Enterprises Ltd.	20,585	19,618
	Zensar Technologies Ltd.	21,007	114,526
	Zydus Lifesciences Ltd.	23,455	221,972
	Zydus Wellness Ltd.	11,500	61,729
TOTAL INDIA			43,677,802

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (0.4%)
	ABM Investama Tbk. PT	132,000	$22,484
	Adi Sarana Armada Tbk. PT	319,400	14,900
	AKR Corporindo Tbk. PT	500,200	45,759
	Alamtri Minerals Indonesia Tbk. PT	577,100	61,804
	Aneka Tambang Tbk. PT	495,000	107,422
	Aspirasi Hidup Indonesia Tbk. PT	777,600	16,095
	Astra Agro Lestari Tbk. PT	50,800	23,769
	Astra Otoparts Tbk. PT	172,500	25,634
*	Astrindo Nusantara Infrastructure Tbk. PT	950,500	13,196
	Bank BTPN Syariah Tbk. PT	318,400	18,408
*	Bank Neo Commerce Tbk. PT	742,900	13,167
	Bank OCBC Nisp Tbk. PT	566,200	43,337
	Bank Pan Indonesia Tbk. PT	621,600	36,666
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	454,300	22,842
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	645,700	21,635
	Bank Tabungan Negara Persero Tbk. PT	778,600	61,110
	BISI International Tbk. PT	236,900	10,278
	Blue Bird Tbk. PT	151,800	13,549
*	Buana Lintas Lautan Tbk. PT	4,051,500	119,577
	Bukit Asam Persero Tbk. PT	436,800	72,479
*	Bumi Resources Minerals Tbk. PT	1,682,000	78,328
*	Bumi Resources Tbk. PT	1,597,100	22,212
	Charoen Pokphand Indonesia Tbk. PT	220,400	51,076
	Ciputra Development Tbk. PT	1,588,386	63,355
		Shares	Value»
INDONESIA — (Continued)
	Dayamitra Telekomunikasi PT	962,500	$28,687
	Dharma Satya Nusantara Tbk. PT	494,300	50,219
	Elnusa Tbk. PT	1,110,000	50,804
*	Energi Mega Persada Tbk. PT	1,414,300	139,739
	Erajaya Swasembada Tbk. PT	1,768,000	41,894
	ESSA Industries Indonesia Tbk. PT	990,700	50,075
	Gajah Tunggal Tbk. PT	310,300	21,440
	Gudang Garam Tbk. PT	41,100	38,067
*	Harum Energy Tbk. PT	433,500	25,010
	Indah Kiat Pulp & Paper Tbk. PT	327,400	185,094
	Indika Energy Tbk. PT	277,800	58,717
	Indo Tambangraya Megah Tbk. PT	14,300	22,025
	Indocement Tunggal Prakarsa Tbk. PT	72,500	21,827
	Indofood CBP Sukses Makmur Tbk. PT	234,200	91,856
	Indofood Sukses Makmur Tbk. PT	628,200	245,055
	Indomobil Sukses Internasional Tbk. PT	319,500	19,678
	Japfa Comfeed Indonesia Tbk. PT	814,200	116,842
	Kalbe Farma Tbk. PT	1,599,700	80,193
	Kawasan Industri Jababeka Tbk. PT	2,730,400	28,417
	Map Aktif Adiperkasa PT	380,000	13,426
	Medco Energi Internasional Tbk. PT	1,528,372	154,975
*	Merdeka Battery Materials Tbk. PT	514,500	20,182
	Mitra Adiperkasa Tbk. PT	847,700	59,668
*	MNC Tourism Indonesia Tbk. PT	7,825,900	50,224
	Pabrik Kertas Tjiwi Kimia Tbk. PT	90,500	45,312
	Pakuwon Jati Tbk. PT	1,327,400	24,236
*	Paninvest Tbk. PT	264,900	11,856

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Puradelta Lestari Tbk. PT	1,465,600	$11,957
	Salim Ivomas Pratama Tbk. PT	511,500	22,754
	Sarana Menara Nusantara Tbk. PT	1,737,000	47,751
	Semen Indonesia Persero Tbk. PT	177,147	20,520
	Steel Pipe Industry of Indonesia PT	497,300	12,569
	Sumber Tani Agung Resources Tbk. PT	152,300	10,833
	Summarecon Agung Tbk. PT	678,804	12,161
	Surya Citra Media Tbk. PT	1,942,800	28,090
	Surya Semesta Internusa Tbk. PT	851,700	87,924
	Tempo Scan Pacific Tbk. PT	117,300	16,539
	Timah Tbk. PT	437,900	90,871
	Trimegah Bangun Persada Tbk. PT	158,100	9,556
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	50,529
	Triputra Agro Persada PT	743,600	90,198
	Tunas Baru Lampung Tbk. PT	438,185	18,350
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	123,800	12,108
	United Tractors Tbk. PT	21,400	35,957
	Vale Indonesia Tbk. PT	71,700	28,452
*††	Waskita Karya Persero Tbk. PT	697,000	1,525
	XLSMART Telecom Sejahtera Tbk. PT	671,193	114,059
TOTAL INDONESIA			3,397,303
IRELAND — (1.2%)
	AIB Group PLC	372,778	4,296,843
	Bank of Ireland Group PLC	316,637	6,236,915
	Cairn Homes PLC	192,687	493,018
	FBD Holdings PLC (FBD ID)	9,012	169,514
*Ω	Glenveagh Properties PLC	33,460	83,029
		Shares	Value»
IRELAND — (Continued)
*	Permanent TSB Group Holdings PLC	12,453	$42,638
TOTAL IRELAND			11,321,957
ISRAEL — (1.4%)
*	Accel Solutions Group Ltd.	21,177	15,882
	Ackerstein Group Ltd.	9,863	30,846
	Afcon Holdings Ltd.	760	106,847
#	Africa Israel Residences Ltd.	912	73,063
	Alrov Properties & Lodgings Ltd.	1,983	179,433
	Altshuler Shaham Finance Ltd.	21,962	53,352
	Arad Ltd.	2,254	32,358
	Ashtrom Group Ltd.	6,102	150,868
	AudioCodes Ltd. (AUDC US)	3,788	35,077
*	Avgol Industries 1953 Ltd.	17,326	7,108
	Ayalon Holdings Ltd.	962	49,806
	Azorim-Investment Development & Construction Co. Ltd.	25,215	168,294
*	Carasso Motors Ltd.	8,298	89,638
#	Carasso Real Estate Ltd.	994	13,381
	Cellcom Israel Ltd. (CEL IT)	25,746	316,254
	Cellcom Israel Ltd. (CELJF US)	11,396	128,775
	Clal Insurance Enterprises Holdings Ltd.	21,193	1,831,309
#	Delek Automotive Systems Ltd.	8,705	66,217
#	Delta Galil Ltd.	2,465	142,827
	Diplomat Holdings Ltd.	576	10,321
	Dor Alon Energy in Israel 1988 Ltd.	1,112	91,509
*	Doral Group Renewable Energy Resources Ltd.	5,291	132,107
	El Al Israel Airlines	36,162	162,553
*	Equital Ltd.	6,649	286,058
#*	Fattal Holdings 1998 Ltd.	1,082	270,382

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985 Ltd. (FORTY IT)	949	$133,136
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	229	32,401
	Fox Wizel Ltd.	544	58,730
*	Gilat Satellite Networks Ltd.	10,051	182,018
*	Hagag Group Real Estate Development	8,333	88,743
#	Hamat Group Ltd.	5,206	27,157
	Harel Insurance Investments & Financial Services Ltd.	28,874	1,787,934
	IDI Insurance Co. Ltd.	1,291	99,744
	Inrom Construction Industries Ltd.	11,808	110,793
	Israel Canada TR Ltd.	27,022	188,444
#*	Israir Group Ltd.	37,360	19,794
#	Isras Investment Co. Ltd.	419	121,032
	Issta Ltd.	2,925	104,372
*	Kamada Ltd. (KMDA US)	7,363	59,935
#	Kardan Real Estate Enterprise & Development Ltd.	19,587	40,078
	Kenon Holdings Ltd.	3,347	309,692
	Klil Industries Ltd.	356	22,977
	Kvutzat Acro Ltd.	5,300	84,942
	Land Development Nimrodi Group Ltd.	4,140	53,010
#	Lapidoth Capital Ltd.	3,541	98,049
	M Yochananof & Sons Ltd.	641	74,259
	Mediterranean Towers Ltd.	24,745	142,437
*	Meshek Energy Renewable Energies Ltd.	71,740	311,942
	Meshulam Levinstein Contracting & Engineering Ltd.	258	46,040
*	Migdal Insurance & Financial Holdings Ltd.	161,691	1,033,099
		Shares	Value»
ISRAEL — (Continued)
*	Naphtha Israel Petroleum Corp. Ltd.	1,591	$15,308
#	Neto Malinda Trading Ltd.	3,324	191,413
*	Neto ME Holdings Ltd.	286	26,596
*	Nexxen International Ltd.	7,145	78,369
*	Nexxen International Ltd. NEXN US	2,814	20,655
	Oil Refineries Ltd.	468,867	239,727
	Palram Industries 1990 Ltd.	1,933	33,516
	Partner Communications Co. Ltd.	13,267	176,528
	Paz Retail & Energy Ltd.	2,383	659,456
*	Perion Network Ltd.	2,691	27,585
	Plasson Industries Ltd.	1,011	54,949
	Polyram Plastic Industries Ltd.	4,429	12,870
*	Prashkovsky Investments & Construction Ltd.	2,213	118,578
#*	Rapac Communication & Infrastructure Ltd.	1,204	38,563
	Scope Metals Group Ltd.	2,448	186,542
*	Shikun & Binui Ltd.	54,158	361,831
	Shufersal Ltd.	17,655	263,439
	Suny Cellular Communication Ltd.	38,993	19,361
Ω	Tamar Petroleum Ltd.	11,221	116,771
	Tiv Taam Holdings 1 Ltd.	4,452	20,895
*	Veridis Environment Ltd.	8,348	125,543
	Villar International Ltd.	418	26,219
	YH Dimri Construction & Development Ltd.	544	74,152
TOTAL ISRAEL			12,563,889
ITALY — (3.8%)
	A2A SpA	431,852	1,229,798
	ACEA SpA	11,629	305,130
	Ariston Holding NV	7,317	33,782

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Arnoldo Mondadori Editore SpA	25,955	$62,783
	Ascopiave SpA	14,577	59,605
	Avio SpA	603	22,398
	Azimut Holding SpA	23,175	984,125
	Banca IFIS SpA	5,821	158,585
	Banca Mediolanum SpA	22,275	488,232
	Banca Monte dei Paschi di Siena SpA	164,780	1,756,507
	Banco BPM SpA	394,306	5,745,451
	Banco di Desio e della Brianza SpA	12,049	130,678
	BPER Banca SpA	476,868	7,039,417
	Brembo NV	16,054	151,284
	Buzzi SpA	28,433	1,556,797
*	Cairo Communication SpA	17,210	50,561
	Cementir Holding NV	12,612	225,630
*	CIR SpA-Compagnie Industriali	239,509	188,022
	Credito Emiliano SpA	26,852	475,868
	d'Amico International Shipping SA	11,577	108,616
	Danieli & C Officine Meccaniche SpA (DAN IM)	2,529	198,071
	Danieli & C Officine Meccaniche SpA (DANR IM)	9,553	537,583
	Datalogic SpA	3,990	25,627
	Davide Campari-Milano NV	23,823	176,756
	De' Longhi SpA	2,485	96,632
*Ω	doValue SpA	8,588	21,217
Ω	Enav SpA	22,442	131,373
	ERG SpA	4,267	115,318
	Esprinet SpA	4,513	30,380
#	Ferretti SpA	19,393	90,561
	Fila SpA	4,879	53,272
*	Fincantieri SpA	17,542	246,703
	FNM SpA	40,686	24,230
	Garofalo Health Care SpA	4,490	27,027
	Gefran SpA	2,084	28,631
#	GPI SpA	1,862	35,244
#	Hera SpA	182,333	860,425
#	IMMSI SpA	62,616	36,268
	Indel B SpA	373	8,428
	Industrie De Nora SpA	2,083	15,160
#Ω	Infrastrutture Wireless Italiane SpA	16,280	138,092
		Shares	Value»
ITALY — (Continued)
	Interpump Group SpA	4,420	$186,339
	Italmobiliare SpA	1,545	52,788
	Iveco Group NV	53,448	876,725
	Leonardo SpA	16,188	1,010,872
	MARR SpA	1,371	13,890
#	MFE-MediaForEurope NV, Class A	33,510	110,515
	MFE-MediaForEurope NV (MFEA IM), Class A	53,594	182,887
#	MFE-MediaForEurope NV (MFEB IM), Class B	17,260	74,924
#*	NewPrinces SpA	4,322	85,607
Ω	Nexi SpA	38,123	181,716
	Orsero SpA	2,608	49,846
Ω	OVS SpA	54,182	322,446
#	Piaggio & C SpA	17,349	32,784
Ω	Pirelli & C SpA	91,793	631,372
#Ω	Poste Italiane SpA	28,348	752,467
	Rizzoli Corriere Della Sera Mediagroup SpA	42,643	48,364
	Sabaf SpA	2,439	39,041
*	Safilo Group SpA	23,535	44,261
	Saipem SpA	129,592	702,136
*	Salvatore Ferragamo SpA	2,723	23,742
	Sanlorenzo SpA	681	26,621
	Snam SpA	119,199	939,934
	Sogefi SpA	9,662	23,300
*	Telecom Italia SpA (TIT IM)	1,965,955	1,551,492
#*	Telecom Italia SpA (TITR IM)	1,059,301	978,097
	Tenaris SA (TS US), ADR	12,534	800,923
*	Tesmec SpA	111,772	18,805
#*	TREVI - Finanziaria Industriale SpA	37,587	13,688
	Unipol Assicurazioni SpA	52,669	1,376,167
	Webuild SpA	53,359	158,602
TOTAL ITALY			34,980,618
JAPAN — (15.8%)
	77 Bank Ltd.	47,700	918,271
	A&D HOLON Holdings Co. Ltd.	1,100	20,206
#	AD Works Group Co. Ltd.	20,400	53,109
	ADEKA Corp.	22,700	568,534
#	AFC-HD AMS Life Science Co. Ltd.	1,800	9,947

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ahresty Corp.	7,900	$42,030
	Aichi Financial Group, Inc.	6,950	65,933
	Aida Engineering Ltd.	7,400	56,189
	Ain Holdings, Inc.	1,800	65,265
	Air Water, Inc.	47,100	668,118
	Airport Facilities Co. Ltd.	9,300	57,695
	Aisan Industry Co. Ltd.	11,700	129,269
	Akatsuki Corp.	2,500	10,372
#*	Akebono Brake Industry Co. Ltd.	33,000	26,714
	Alconix Corp.	7,600	120,722
	Alfresa Holdings Corp.	44,000	664,254
#	Alpen Co. Ltd.	3,600	45,292
	Alps Alpine Co. Ltd.	47,181	708,008
	Amada Co. Ltd.	12,008	203,050
#	Amiyaki Tei Co. Ltd.	1,500	12,789
#	Amvis Holdings, Inc.	7,500	18,710
	Anabuki Kosan, Inc.	1,200	19,212
	Anest Iwata Corp.	8,600	87,042
#	AOKI Holdings, Inc.	9,900	98,083
	Aoyama Trading Co. Ltd.	47,100	237,434
	Arakawa Chemical Industries Ltd.	3,100	24,777
	Arata Corp.	8,700	154,347
#*	ARCHION Corp.	48,300	93,481
#	ARCLANDS Corp.	8,600	97,506
	Arcs Co. Ltd.	9,400	204,275
	Ariake Japan Co. Ltd.	500	17,329
	Artience Co. Ltd.	9,600	239,452
	Asahi Co. Ltd.	1,700	13,981
	Asahi Yukizai Corp.	3,600	132,003
	Asia Pile Holdings Corp.	10,700	95,694
	ASKA Pharmaceutical Holdings Co. Ltd.	2,600	48,077
#	Astena Holdings Co. Ltd.	8,100	24,970
	Autobacs Seven Co. Ltd.	8,500	82,542
	Awa Bank Ltd.	6,300	255,608
	Axial Retailing, Inc.	7,500	53,990
	Axyz Co. Ltd.	800	19,556
	Bando Chemical Industries Ltd.	9,100	117,808
	Bank of Iwate Ltd.	4,624	58,225
	Bank of Nagoya Ltd.	10,100	377,148
	Bank of Saga Ltd.	3,301	107,683
	Bank of the Ryukyus Ltd.	10,400	167,084
	Belc Co. Ltd.	1,200	53,487
		Shares	Value»
JAPAN — (Continued)
	Belluna Co. Ltd.	9,200	$49,570
	Bourbon Corp.	3,000	55,326
	Brother Industries Ltd.	28,100	533,625
#	Buffalo, Inc.	4,000	63,082
	Bunka Shutter Co. Ltd.	17,100	201,528
	Carlit Co. Ltd.	5,500	96,062
	Cawachi Ltd.	4,800	91,614
	CCI Group, Inc.	60,000	360,666
	Central Glass Co. Ltd.	7,400	193,684
	Central Security Patrols Co. Ltd.	900	15,207
#	Ceres, Inc.	2,500	28,877
#	Change Holdings, Inc.	3,900	22,523
	Chiba Kogyo Bank Ltd.	15,900	213,340
	Chino Corp.	5,200	52,505
	Chori Co. Ltd.	4,500	122,340
	Chubu Shiryo Co. Ltd.	7,421	79,815
	Chuetsu Pulp & Paper Co. Ltd.	2,700	33,282
	Chugin Financial Group, Inc.	40,000	744,443
	Chuo Gyorui Co. Ltd.	500	12,078
	Citizen Watch Co. Ltd.	66,600	771,632
	CKD Corp.	7,400	286,736
#	CK-San-Etsu Co. Ltd.	1,300	34,546
	CMK Corp.	13,300	53,744
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	820,652
	Cosmo Energy Holdings Co. Ltd.	37,200	950,988
	Cosmos Initia Co. Ltd.	2,400	17,623
	CTI Engineering Co. Ltd.	6,600	118,799
#*	CUC, Inc.	3,100	18,490
	Dai Nippon Toryo Co. Ltd.	2,400	18,910
	Daicel Corp.	58,200	456,337
	Dai-Dan Co. Ltd.	6,300	112,518
	Daido Metal Co. Ltd.	8,900	50,205
	Daido Steel Co. Ltd.	35,200	411,520
	Daihatsu Infinearth Mfg Co. Ltd.	5,500	104,905
	Daiho Corp.	13,100	62,057
	Daiichi Jitsugyo Co. Ltd.	7,800	159,447

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichikosho Co. Ltd.	8,200	$84,878
	Daiki Aluminium Industry Co. Ltd.	7,600	71,411
#	Daikokutenbussan Co. Ltd.	1,000	30,745
	Daikyonishikawa Corp.	13,400	72,894
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,800	101,038
	Daio Paper Corp.	17,100	104,573
	Daishi Hokuetsu Financial Group, Inc.	47,100	587,257
	Daishinku Corp.	3,100	14,462
	Daisue Construction Co. Ltd.	2,500	54,741
	Daito Pharmaceutical Co. Ltd.	10,200	81,783
	Daitron Co. Ltd.	5,800	108,387
	DCM Holdings Co. Ltd.	32,300	301,764
	Denka Co. Ltd.	18,000	468,783
	DIC Corp.	19,700	451,015
	DKS Co. Ltd.	2,400	129,826
	Doutor Nichires Holdings Co. Ltd.	8,800	155,453
	Dowa Holdings Co. Ltd.	9,700	590,260
#	DyDo Group Holdings, Inc.	4,100	66,292
	Eagle Industry Co. Ltd.	9,400	169,228
	Earth Corp.	1,400	40,963
	Ebara Foods Industry, Inc.	1,400	22,486
#	Eco's Co. Ltd.	3,000	42,417
	EDION Corp.	25,600	346,821
	Ehime Bank Ltd.	401	4,546
	Endo Lighting Corp.	4,100	73,777
	Enomoto Co. Ltd.	2,300	48,538
#	Envipro Holdings, Inc.	3,600	25,178
	ES-Con Japan Ltd.	11,300	85,217
	Eslead Corp.	2,900	107,764
	ESPEC Corp.	4,800	102,105
	Exedy Corp.	6,600	258,393
	EXEO Group, Inc.	19,600	359,851
	Ezaki Glico Co. Ltd.	8,700	314,711
	FALCO HOLDINGS Co. Ltd.	2,300	36,996
	Feed One Co. Ltd.	4,700	33,488
	Ferrotec Corp.	10,900	525,507
		Shares	Value»
JAPAN — (Continued)
	First Bank of Toyama Ltd.	14,600	$240,623
	Foster Electric Co. Ltd.	5,860	111,594
	FP Corp.	6,700	98,985
#	France Bed Holdings Co. Ltd.	7,200	58,827
#	F-Tech, Inc.	5,800	27,653
	Fudo Tetra Corp.	4,400	83,383
	Fuji Co. Ltd.	2,700	35,091
	Fuji Corp. Ltd.	3,400	17,451
#	Fuji Die Co. Ltd.	1,700	10,856
	Fuji Oil Co. Ltd.	4,901	104,334
	Fuji Pharma Co. Ltd.	2,700	37,905
	Fuji Seal International, Inc.	13,100	207,021
	Fujibo Holdings, Inc.	8,400	211,782
	Fujikura Composites, Inc.	6,200	99,490
	Fujikura Ltd.	16,200	625,044
	Fujisash Co. Ltd.	1,650	8,613
#	Fujiya Co. Ltd.	3,200	49,341
	FuKoKu Co. Ltd.	3,700	41,699
	Fukuda Corp.	1,600	85,740
	Fukui Bank Ltd.	900	21,575
	Fukuoka Financial Group, Inc.	32,060	1,308,791
	Fukuyama Transporting Co. Ltd.	2,001	66,476
	Fumakilla Ltd.	1,200	8,609
	Furukawa Co. Ltd.	11,100	296,133
	Furukawa Electric Co. Ltd.	4,400	1,194,981
	Furuno Electric Co. Ltd.	6,200	287,673
#	Furuya Metal Co. Ltd.	3,200	151,412
	Fuso Pharmaceutical Industries Ltd.	2,500	35,305
	Futaba Industrial Co. Ltd.	19,300	120,560
	Gakken Holdings Co. Ltd.	9,300	57,226
	Galilei Co. Ltd.	6,000	136,707
	Geo Holdings Corp.	6,900	82,228
#	Giken Ltd.	2,299	26,436
	GLOBERIDE, Inc.	5,000	66,370
	Glory Ltd.	12,075	307,154
	GLtechno Holdings, Inc.	4,490	148,912
#	Godo Steel Ltd.	3,100	56,410
	GS Yuasa Corp.	12,800	517,576
	GSI Creos Corp.	3,400	52,723
	G-Tekt Corp.	5,100	58,733

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gunma Bank Ltd.	95,800	$1,311,744
	Gunze Ltd.	9,700	223,841
	H.U. Group Holdings, Inc.	1,700	33,918
	H2O Retailing Corp.	27,900	409,388
	Hachijuni Nagano Bank Ltd.	100,412	1,360,416
	Hagoromo Foods Corp.	500	10,983
	Hakuhodo DY Holdings, Inc.	38,400	257,838
	Hakuto Co. Ltd.	900	24,062
	Halows Co. Ltd.	1,000	25,140
	Hamakyorex Co. Ltd.	18,000	197,459
	Handsman Co. Ltd.	1,900	9,731
	Hankyu Hanshin Holdings, Inc.	17,500	507,309
	Hanwa Co. Ltd.	56,500	583,584
	Harima Chemicals Group, Inc.	4,400	24,815
	Haseko Corp.	16,700	288,393
	Heiwa Real Estate Co. Ltd.	2,200	34,133
	Heiwado Co. Ltd.	4,687	79,431
	Hirata Corp.	2,401	50,008
	Hirogin Holdings, Inc.	77,919	920,488
#	HIS Co. Ltd.	11,300	76,089
	Hochiki Corp.	11,700	144,100
	Hodogaya Chemical Co. Ltd.	4,200	67,191
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	49,066
#	Hokkan Holdings Ltd.	3,400	46,937
	Hokko Chemical Industry Co. Ltd.	5,700	62,034
#	Hokuetsu Corp.	37,800	214,666
	Hokuhoku Financial Group, Inc.	44,000	1,677,409
	Hokuriku Electric Industry Co. Ltd.	2,500	43,847
	Hokuto Corp.	2,869	33,503
	H-One Co. Ltd.	8,500	68,351
#	Honeys Holdings Co. Ltd.	4,700	43,784
	Hoosiers Holdings Co. Ltd.	9,300	70,095
	Hosokawa Micron Corp.	3,700	140,285
	House Foods Group, Inc.	9,500	182,384
#	Howa Machinery Ltd.	4,600	44,661
	Hyakugo Bank Ltd.	54,000	614,488
	Hyakujushi Bank Ltd.	26,400	402,298
	Ibiden Co. Ltd.	11,800	1,009,256
		Shares	Value»
JAPAN — (Continued)
	Ichiken Co. Ltd.	2,400	$42,724
#	Ichikoh Industries Ltd.	9,600	31,235
	Ichinen Holdings Co. Ltd.	6,400	88,220
	Ichiyoshi Securities Co. Ltd.	1,759	14,854
#	IDEA Consultants, Inc.	1,600	37,005
	Idec Corp.	1,100	23,486
	Iida Group Holdings Co. Ltd.	35,900	507,782
#	Iino Kaiun Kaisha Ltd.	25,600	268,670
	Imuraya Group Co. Ltd.	900	13,505
	Inaba Denki Sangyo Co. Ltd.	25,200	425,120
#	Inaba Seisakusho Co. Ltd.	500	5,310
	Inabata & Co. Ltd.	14,900	367,307
	INFRONEER Holdings, Inc.	56,352	767,159
	Innotech Corp.	1,200	22,233
#	Inui Global Logistics Co. Ltd.	1,500	14,525
	Iriso Electronics Co. Ltd.	4,963	106,894
	Ishihara Chemical Co. Ltd.	1,000	17,145
	Ishihara Sangyo Kaisha Ltd.	12,100	233,060
	Ishizuka Glass Co. Ltd.	800	14,810
	Itochu Enex Co. Ltd.	14,100	171,572
	Itoham Yonekyu Holdings, Inc.	5,840	194,575
#	Itoki Corp.	7,700	156,433
	IwaiCosmo Holdings, Inc.	6,600	156,954
	Iwatani Corp.	42,000	516,330
	Iyogin Holdings, Inc.	78,300	1,508,949
	J Front Retailing Co. Ltd.	33,813	492,084
	JANOME Corp.	6,900	49,212
	Japan Aviation Electronics Industry Ltd.	7,100	108,551
	Japan Electronic Materials Corp.	4,200	193,514
	Japan Medical Dynamic Marketing, Inc.	3,799	13,334
	Japan Pulp & Paper Co. Ltd.	32,500	229,744

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Securities Finance Co. Ltd.	17,100	$235,418
	Japan Steel Works Ltd.	500	30,555
	Japan Transcity Corp.	10,000	74,197
	Japan Wool Textile Co. Ltd.	14,100	161,078
	JINUSHI Co. Ltd.	300	6,473
	JK Holdings Co. Ltd.	5,500	47,472
	J-Oil Mills, Inc.	3,100	38,949
	Joshin Corp.	2,590	48,114
	Joyful Honda Co. Ltd.	14,200	186,533
	JSP Corp.	2,748	40,487
	JTEKT Corp.	42,425	518,152
	Juki Corp.	4,100	20,138
	Juroku Financial Group, Inc.	40,500	532,110
	JVCKenwood Corp.	18,600	140,195
	Kadoya Sesame Mills, Inc.	3,300	33,753
	Kaga Electronics Co. Ltd.	9,800	262,438
#	Kagome Co. Ltd.	6,400	109,966
	Kameda Seika Co. Ltd.	2,000	18,226
	Kamei Corp.	7,600	155,568
	Kamigumi Co. Ltd.	13,100	432,960
	Kanaden Corp.	6,000	89,770
	Kanadevia Corp.	39,600	305,211
#	Kanagawa Chuo Kotsu Co. Ltd.	1,500	30,866
	Kanamoto Co. Ltd.	7,969	234,908
	Kandenko Co. Ltd.	9,200	401,318
	Kaneka Corp.	11,900	372,195
	Kanematsu Corp.	45,800	629,983
	Kanemi Co. Ltd.	1,200	28,723
	Kanto Denka Kogyo Co. Ltd.	12,700	135,894
	Kato Sangyo Co. Ltd.	6,100	238,482
	Kawada Technologies, Inc.	13,200	126,347
	KEIWA, Inc.	3,000	23,010
	Keiyo Bank Ltd.	30,000	415,841
	Kenko Mayonnaise Co. Ltd.	3,934	53,320
	KH Neochem Co. Ltd.	4,800	84,770
#	Kibun Foods, Inc.	1,800	11,856
#	Kimura Chemical Plants Co. Ltd.	5,800	48,221
	Kimura Unity Co. Ltd.	9,800	56,353
#	Kintetsu Department Store Co. Ltd.	1,200	12,712
	Ki-Star Real Estate Co. Ltd.	5,200	105,421
		Shares	Value»
JAPAN — (Continued)
	Kitagawa Corp.	2,400	$23,666
#	Kita-Nippon Bank Ltd.	2,200	66,092
	Kitoku Shinryo Co. Ltd.	600	7,027
	Kitz Corp.	17,700	238,293
	Kiyo Bank Ltd.	18,800	497,870
#*	KNT-CT Holdings Co. Ltd.	2,200	27,551
	Koa Corp.	3,700	44,582
	Koa Shoji Holdings Co. Ltd.	2,900	15,929
	Koatsu Gas Kogyo Co. Ltd.	9,700	68,138
	Kobe Steel Ltd.	66,700	822,012
	Kohnan Shoji Co. Ltd.	7,000	181,104
	Kohsoku Corp.	600	11,219
	Koito Manufacturing Co. Ltd.	3,300	53,541
	Kojima Co. Ltd.	13,300	102,355
	Kokuyo Co. Ltd.	27,800	138,472
	Komehyo Holdings Co. Ltd.	1,400	47,380
	Komeri Co. Ltd.	7,400	157,873
#	Kondotec, Inc.	5,400	49,956
	Konica Minolta, Inc.	103,400	328,809
	Konishi Co. Ltd.	16,600	150,324
	Konoike Transport Co. Ltd.	9,000	162,382
	Kosaido Holdings Co. Ltd.	8,300	32,011
	KPP Group Holdings Co. Ltd.	12,100	74,979
#	KRS Corp.	3,600	70,696
	K's Holdings Corp.	28,800	332,894
	KU Holdings Co. Ltd.	3,700	26,915
	Kumagai Gumi Co. Ltd.	26,024	249,502
	Kumiai Chemical Industry Co. Ltd.	2,655	12,879
	Kurabo Industries Ltd.	4,600	278,095
	Kuraray Co. Ltd.	93,700	984,091
	Kureha Corp.	13,200	331,279
	Kurimoto Ltd.	16,000	155,101
	Kuriyama Holdings Corp.	5,000	58,494
	KYB Corp.	12,400	357,367
#	Kyodo Printing Co. Ltd.	7,600	75,022
	Kyoei Steel Ltd.	5,045	61,269
#	Kyokuto Boeki Kaisha Ltd.	4,800	57,371
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	179,543
	Kyokuyo Co. Ltd.	2,800	80,618

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyorin Pharmaceutical Co. Ltd.	8,300	$82,125
	Kyosan Electric Manufacturing Co. Ltd.	12,300	55,048
	Kyushu Financial Group, Inc.	79,500	649,240
#	Lacto Japan Co. Ltd.	2,600	55,166
	LEC, Inc.	7,500	49,303
	Life Corp.	9,400	154,474
	Lintec Corp.	10,100	326,844
	Lion Corp.	28,200	275,860
#	Lixil Corp.	51,000	526,625
	Look Holdings, Inc.	1,800	29,768
	Mabuchi Motor Co. Ltd.	37,800	355,754
	Macnica Holdings, Inc.	6,000	101,352
#	Maezawa Industries, Inc.	3,900	45,124
*	Makino Milling Machine Co. Ltd.	6,900	524,048
#*	Mandom Corp.	10,593	207,932
	Marubun Corp.	5,500	41,042
	Marudai Food Co. Ltd.	5,400	78,120
	Maruyama Manufacturing Co., Inc.	1,100	16,369
	Maruzen CHI Holdings Co. Ltd.	3,000	6,597
	Maruzen Showa Unyu Co. Ltd.	3,700	183,202
	Marvelous, Inc.	10,200	29,512
	Matsuda Sangyo Co. Ltd.	4,300	183,274
	Matsuoka Corp.	1,100	14,714
	Maxell Ltd.	9,900	126,498
	Maxvalu Tokai Co. Ltd.	2,200	48,415
	Mebuki Financial Group, Inc.	163,600	1,358,262
#	Media Do Co. Ltd.	2,000	15,944
	Medical System Network Co. Ltd.	10,600	35,430
	Medipal Holdings Corp.	43,700	780,802
	Megmilk Snow Brand Co. Ltd.	12,000	241,128
	Meidensha Corp.	5,700	311,424
	Meiji Electric Industries Co. Ltd.	3,800	49,829
	MEIJI Holdings Co. Ltd.	26,100	619,480
		Shares	Value»
JAPAN — (Continued)
#*	Meiji Shipping Group Co. Ltd.	4,300	$35,213
	Meiko Electronics Co. Ltd.	1,900	383,623
	Meiwa Estate Co. Ltd.	4,900	28,442
	Menicon Co. Ltd.	10,685	110,374
#	Mie Kotsu Group Holdings, Inc.	10,400	35,018
	MIMAKI ENGINEERING Co. Ltd.	700	6,708
	Miraini Holdings Co. Ltd.	10,884	131,188
	Mirait One Corp.	23,310	600,666
	Mirarth Holdings, Inc.	24,887	63,109
	Mitsuba Corp.	15,300	111,526
	Mitsubishi Gas Chemical Co., Inc.	40,800	1,148,712
	Mitsubishi Logistics Corp.	69,500	622,511
	Mitsubishi Materials Corp.	27,842	917,470
#	Mitsubishi Motors Corp.	92,700	181,048
#	Mitsubishi Paper Mills Ltd.	9,464	56,503
#	Mitsubishi Pencil Co. Ltd.	5,000	74,779
	Mitsubishi Research Institute, Inc.	1,500	43,061
	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	24,078
	Mitsui Chemicals, Inc.	64,200	783,181
	Mitsui DM Sugar Co. Ltd.	5,495	116,323
	Mitsui E&S Co. Ltd.	14,000	504,900
	Mitsui High-Tec, Inc.	11,200	46,668
	Mitsui Kinzoku Co. Ltd.	4,816	1,323,237
	Mitsui-Soko Holdings Co. Ltd.	7,200	181,532
	Mitsuuroko Group Holdings Co. Ltd.	5,200	65,994
	Miyazaki Bank Ltd.	15,500	196,256
	Mizuno Corp.	4,100	87,043
	Morinaga Milk Industry Co. Ltd.	19,900	600,512
	Moriroku Co. Ltd.	2,601	40,357
	Morita Holdings Corp.	8,400	134,970
	Mory Industries, Inc.	9,000	53,729
	MrMax Holdings Ltd.	8,500	38,164

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mugen Estate Co. Ltd.	2,800	$39,786
	Musashi Seimitsu Industry Co. Ltd.	7,700	210,723
	Musashino Bank Ltd.	22,200	337,229
#	NAC Co. Ltd.	6,000	19,851
	Nachi-Fujikoshi Corp.	2,587	84,061
#	Nagaileben Co. Ltd.	1,600	17,355
	Nagano Keiki Co. Ltd.	1,500	29,503
	Nagase & Co. Ltd.	112,800	848,423
	Naigai Tec Corp.	900	15,908
#	Nakamoto Packs Co. Ltd.	800	9,792
#	Nakamuraya Co. Ltd.	1,100	22,194
	Nanto Bank Ltd.	37,000	351,167
	Nanyo Corp.	2,600	24,054
#	Natori Co. Ltd.	1,300	15,371
	NGK Corp.	59,400	1,880,636
	NH Foods Ltd.	9,300	383,179
	NHK Spring Co. Ltd.	54,544	996,580
	Nicca Chemical Co. Ltd.	1,800	21,184
	Nice Corp.	1,800	22,255
#	Nichiban Co. Ltd.	1,500	17,392
	Nichicon Corp.	13,400	204,963
	Nichiden Corp.	2,600	38,731
	Nichimo Co. Ltd.	1,600	23,018
	Nichireki Group Co. Ltd.	2,000	25,896
	Nichirin Co. Ltd.	3,750	94,380
	Nihon Denkei Co. Ltd.	2,100	32,314
	Nihon Nohyaku Co. Ltd.	13,700	86,778
#	Nihon Yamamura Glass Co. Ltd.	1,100	22,117
	Nikkiso Co. Ltd.	11,500	195,468
#	Nikkon Holdings Co. Ltd.	24,600	794,856
	Nippi, Inc.	900	67,666
	Nippn Corp.	14,900	251,847
	Nippon Carbide Industries Co., Inc.	2,300	39,505
	Nippon Chemical Industrial Co. Ltd.	2,900	62,477
	Nippon Chemi-Con Corp.	2,100	35,657
	Nippon Denko Co. Ltd.	34,300	93,714
	Nippon Dry-Chemical Co. Ltd.	5,600	106,177
	Nippon Electric Glass Co. Ltd.	14,200	741,274
		Shares	Value»
JAPAN — (Continued)
	Nippon Express Holdings, Inc.	32,700	$858,841
	Nippon Kayaku Co. Ltd.	27,900	309,430
	Nippon Light Metal Holdings Co. Ltd.	6,403	117,268
	Nippon Paper Industries Co. Ltd.	31,400	263,477
	Nippon Rietec Co. Ltd.	3,460	59,674
	Nippon Seisen Co. Ltd.	3,500	31,586
#*	Nippon Sheet Glass Co. Ltd.	24,000	73,655
	Nippon Shinyaku Co. Ltd.	9,400	288,210
	Nippon Shokubai Co. Ltd.	28,200	388,228
	Nippon Soda Co. Ltd.	13,200	305,916
	Nippon Thompson Co. Ltd.	7,700	54,295
#	Nippon Yakin Kogyo Co. Ltd.	4,300	124,976
	Nipro Corp.	37,500	364,035
	Nishi-Nippon Financial Holdings, Inc.	29,200	733,186
	Nishio Holdings Co. Ltd.	5,400	148,967
	Nissan Shatai Co. Ltd.	6,900	39,997
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	49,864
#	Nissha Co. Ltd.	5,786	46,533
	Nisshin Oillio Group Ltd.	23,700	272,604
	Nisshin Seifun Group, Inc.	14,800	189,043
	Nisshinbo Holdings, Inc.	33,453	441,277
#	Nisso Holdings Co. Ltd.	2,700	10,433
	Nissui Corp.	80,200	624,393
	Nitta Gelatin, Inc.	3,800	28,873
	Nitto Fuji Flour Milling Co. Ltd.	3,200	35,978
	Nitto Kogyo Corp.	4,500	130,167
	Nitto Seiko Co. Ltd.	12,100	58,942
	Nittoku Co. Ltd.	2,801	43,747
	Nojima Corp.	37,500	292,307
	Nomura Real Estate Holdings, Inc.	68,000	443,649
	Noritake Co. Ltd.	10,800	237,734
#	Noritz Corp.	5,300	79,622

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank Ltd.	82,400	$523,927
	NS Tool Co. Ltd.	2,500	13,878
	NS United Kaiun Kaisha Ltd.	3,800	185,009
	NSK Ltd.	36,811	298,992
	NSW, Inc.	2,600	40,687
	NTN Corp.	86,100	210,192
#	Obara Group, Inc.	2,900	102,515
	Ochi Holdings Co. Ltd.	900	8,039
#	Oenon Holdings, Inc.	3,200	8,491
	Ogaki Kyoritsu Bank Ltd.	5,700	255,191
	Oiles Corp.	5,700	94,573
	Oita Bank Ltd.	16,500	224,901
	Oji Holdings Corp.	246,400	1,295,421
#	Okabe Co. Ltd.	13,000	78,796
	Okada Aiyon Corp.	300	4,213
	Okamoto Industries, Inc.	2,600	93,358
	Okamoto Machine Tool Works Ltd.	409	11,013
	Okamura Corp.	13,900	223,042
	Okasan Securities Group, Inc.	37,900	218,834
	Oki Electric Industry Co. Ltd.	14,500	313,687
	Okinawa Financial Group, Inc.	4,780	171,072
	OKUMA Corp.	8,700	249,661
	Okumura Corp.	8,700	341,971
#	Okura Industrial Co. Ltd.	2,800	88,959
	Okuwa Co. Ltd.	8,382	41,756
	Olba Healthcare Holdings, Inc.	1,600	21,210
	Ono Pharmaceutical Co. Ltd.	9,400	139,027
	Onoken Co. Ltd.	3,700	32,981
	Onward Holdings Co. Ltd.	37,900	179,247
	Optimus Group Co. Ltd.	4,000	11,394
	Oriental Consultants Holdings Co. Ltd.	1,000	19,587
	Oriental Shiraishi Corp.	32,000	76,001
	Osaka Organic Chemical Industry Ltd.	100	2,997
	Osaki Electric Co. Ltd.	8,300	108,416
#	OSG Corp.	16,700	349,258
		Shares	Value»
JAPAN — (Continued)
	OUG Holdings, Inc.	1,100	$27,812
	Pack Corp.	3,300	27,470
	PALTAC Corp.	6,300	186,088
	Paraca, Inc.	1,600	20,642
	Penta-Ocean Construction Co. Ltd.	37,400	419,039
	PHC Holdings Corp.	7,800	49,733
#	Pickles Holdings Co. Ltd.	3,500	24,821
	PILLAR Corp.	2,600	152,869
	Press Kogyo Co. Ltd.	25,900	130,643
	Prima Meat Packers Ltd.	2,100	33,509
	PS Construction Co. Ltd.	3,450	59,081
	QB Net Holdings Co. Ltd.	3,000	26,012
#	Qol Holdings Co. Ltd.	6,200	69,531
	Raiznext Corp.	8,600	124,067
	Rasa Corp.	1,900	21,948
#	Rasa Industries Ltd.	10,000	136,644
	Rengo Co. Ltd.	36,900	290,740
#*	RENOVA, Inc.	14,500	103,940
	Resonac Holdings Corp.	21,400	1,958,401
	Restar Corp.	4,500	82,614
	Retail Partners Co. Ltd.	4,500	37,199
	Rheon Automatic Machinery Co. Ltd.	4,400	42,823
	Ricoh Co. Ltd.	97,200	819,700
	Riken Technos Corp.	11,500	121,831
	Riken Vitamin Co. Ltd.	5,400	95,462
	Rinnai Corp.	1,500	34,090
	Rion Co. Ltd.	2,100	45,491
	Riso Kagaku Corp.	1,900	12,661
	Rix Corp.	600	12,816
#	Rokko Butter Co. Ltd.	1,300	9,320
	Ryobi Ltd.	7,900	128,743
	RYODEN Corp.	3,900	88,290
	Ryoyo Ryosan Holdings, Inc.	2,648	45,844
	S Foods, Inc.	300	5,436
	S&B Foods, Inc.	5,000	147,370
#	Sac's Bar Holdings, Inc.	3,428	16,134
	Sakai Chemical Industry Co. Ltd.	5,400	128,387
	Sakai Heavy Industries Ltd.	200	2,600
	Sakai Moving Service Co. Ltd.	2,000	37,144

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakata INX Corp.	10,570	$157,768
	Sakata Seed Corp.	4,800	125,838
	Sala Corp.	18,200	120,323
	San Holdings, Inc.	6,600	58,390
	San ju San Financial Group, Inc.	17,200	176,364
	San-A Co. Ltd.	8,800	184,785
	San-Ai Obbli Co. Ltd.	16,400	241,322
	San-In Godo Bank Ltd.	35,400	425,504
*	Sanken Electric Co. Ltd.	400	24,105
#	Sanki Engineering Co. Ltd.	12,000	184,926
	Sanko Gosei Ltd.	13,300	73,606
	Sanko Metal Industrial Co. Ltd.	5,000	39,706
	Sankyo Frontier Co. Ltd.	1,400	19,300
	Sankyu, Inc.	1,900	102,101
#	Sanoh Industrial Co. Ltd.	3,700	17,606
	Sansei Technologies, Inc.	4,600	62,229
	Sanyo Chemical Industries Ltd.	2,800	89,228
	Sanyo Denki Co. Ltd.	8,100	358,602
	Sanyo Trading Co. Ltd.	6,600	65,740
	Sato Corp.	6,500	86,420
	Sato Shoji Corp.	5,000	87,673
	Satudora Holdings Co. Ltd.	1,800	10,028
#	SBS Holdings, Inc.	3,100	82,607
	Scroll Corp.	8,200	69,736
	Sega Sammy Holdings, Inc.	5,700	82,637
	Seika Corp.	7,800	149,021
	Seiko Epson Corp.	54,300	730,375
	Seiko Group Corp.	16,400	609,202
	Seino Holdings Co. Ltd.	23,400	358,665
	Seiren Co. Ltd.	1,500	30,446
	Sekisui Kasei Co. Ltd.	11,200	32,475
	SEMITEC Corp.	1,700	26,142
	Senko Group Holdings Co. Ltd.	23,700	280,540
	Senshu Ikeda Holdings, Inc.	55,800	328,310
#*	Sharp Corp.	21,300	76,321
	Shibaura Machine Co. Ltd.	3,500	93,939
		Shares	Value»
JAPAN — (Continued)
	Shibusawa Logistics Corp.	12,400	$100,604
	Shibuya Corp.	2,500	54,345
#	Shiga Bank Ltd.	43,500	536,301
	Shikibo Ltd.	1,700	11,575
	Shikoku Bank Ltd.	8,100	132,383
	Shimadaya Corp.	2,000	21,736
	Shimizu Corp.	900	17,388
	Shimojima Co. Ltd.	2,505	20,691
	Shin Nippon Air Technologies Co. Ltd.	3,400	77,814
	Shinagawa Refra Co. Ltd.	8,500	103,717
	Shin-Etsu Polymer Co. Ltd.	11,300	153,807
	Shinmaywa Industries Ltd.	14,600	238,671
	Shinsho Corp.	4,500	66,491
#	Shinwa Co. Ltd. (7607 JP)	3,600	69,625
	Shizuoka Financial Group, Inc.	5,900	103,578
#	Shochiku Co. Ltd.	400	26,428
	Shofu, Inc.	800	8,399
	Showa Sangyo Co. Ltd.	600	11,763
	Showa Shinku Co. Ltd.	700	7,735
	Siix Corp.	10,100	82,778
	Sinanen Holdings Co. Ltd.	2,300	101,886
	Sinfonia Technology Co. Ltd.	2,300	211,425
	SKY Perfect JSAT Corp.	50,900	1,111,286
	Soda Nikka Co. Ltd.	6,400	41,323
	Sojitz Corp.	11,300	423,238
	Soken Chemical & Engineering Co. Ltd.	5,600	120,699
	Sony Financial Group, Inc. 8729 JP	375,800	337,155
	SPK Corp.	6,400	52,011
	Star Mica Holdings Co. Ltd.	7,500	78,585
	Starts Corp., Inc.	8,200	250,353
	Starzen Co. Ltd.	14,700	106,723
	Stella Chemifa Corp.	2,500	85,741
#	Step Co. Ltd.	1,700	24,849
	Sugimoto & Co. Ltd.	2,400	18,661
	SUMCO Corp.	63,272	1,009,482
#	Sumida Corp.	4,001	34,261

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Bakelite Co. Ltd.	4,400	$154,972
#	Sumitomo Forestry Co. Ltd.	66,700	602,777
	Sumitomo Heavy Industries Ltd.	19,249	651,263
	Sumitomo Osaka Cement Co. Ltd.	9,475	235,960
#*	Sumitomo Pharma Co. Ltd.	9,300	102,671
#	Sumitomo Rubber Industries Ltd.	48,554	629,695
	Sumitomo Seika Chemicals Co. Ltd.	12,000	92,057
	Sun Frontier Fudousan Co. Ltd.	1,400	24,029
#	Suncall Corp.	1,000	10,911
#	Sun-Wa Technos Corp.	3,300	67,452
	Suruga Bank Ltd.	53,500	793,243
	Suzuken Co. Ltd.	17,500	619,433
#	Suzuki Co. Ltd.	4,300	86,680
	SWCC Corp.	200	20,471
	T Hasegawa Co. Ltd.	8,400	154,926
#	T RAD Co. Ltd.	2,300	163,450
#	Tachibana Eletech Co. Ltd.	4,500	82,308
	Tachi-S Co. Ltd.	8,200	107,319
	Tadano Ltd.	15,500	135,884
	Taihei Dengyo Kaisha Ltd.	12,000	219,742
	Taiheiyo Cement Corp.	29,400	667,491
	Taiheiyo Kouhatsu, Inc.	1,500	8,676
	Taiho Kogyo Co. Ltd.	3,000	22,826
	Taikisha Ltd.	14,000	310,965
	Taiko Bank Ltd.	600	9,602
	Taiyo Yuden Co. Ltd.	21,369	876,118
	Takamatsu Construction Group Co. Ltd.	4,700	100,656
	Takaoka Toko Co. Ltd.	3,700	178,647
#	Takara & Co. Ltd.	700	15,120
	Takara Holdings, Inc.	26,100	294,232
	Takara Standard Co. Ltd.	7,800	147,502
	Takasago International Corp.	21,500	161,184
#	Takashima & Co. Ltd.	12,000	60,210
#	Takashimaya Co. Ltd.	62,200	739,522
#	Take & Give Needs Co. Ltd.	2,200	9,617
		Shares	Value»
JAPAN — (Continued)
#	TAKEBISHI Corp.	2,800	$39,761
#	Taki Chemical Co. Ltd.	1,000	29,164
	Tamura Corp.	15,901	85,053
	Tanabe Engineering Corp.	1,300	21,507
	Tayca Corp.	3,125	37,824
	Tekken Corp.	2,300	71,472
	Tera Probe, Inc.	1,100	72,336
	Terasaki Electric Co. Ltd.	900	23,101
#	Tess Holdings Co. Ltd.	10,500	52,378
	Toa Corp. (1885 JP)	17,200	307,320
	TOA ROAD Corp.	1,300	13,041
	Toagosei Co. Ltd.	14,300	155,293
	TOBISHIMA HOLDINGS, Inc.	3,740	48,015
#	Tochigi Bank Ltd.	24,700	151,102
	Toda Corp.	39,400	357,700
	Toenec Corp.	13,000	202,553
#	Togami Electric Manufacturing Co. Ltd.	700	28,371
	Toho Acetylene Co. Ltd.	6,000	15,642
	Toho Bank Ltd.	53,600	228,788
	Toho Co. Ltd. (8142 JP)	3,000	26,685
	Toho Holdings Co. Ltd.	4,400	125,555
	Tohoku Bank Ltd.	4,728	43,512
#	Tokai Carbon Co. Ltd.	16,800	119,485
	Tokai Corp.	2,268	38,071
	Tokai Rika Co. Ltd.	13,500	249,029
	Tokai Tokyo Financial Holdings, Inc.	29,876	134,607
#	Tokushu Tokai Paper Co. Ltd.	6,900	69,915
	Tokuyama Corp.	16,000	411,021
	Tokyo Energy & Systems, Inc.	3,090	37,246
	Tokyo Kiraboshi Financial Group, Inc.	8,300	617,690
	Tokyo Rope Manufacturing Co. Ltd.	4,600	49,964
	Tokyo Sangyo Co. Ltd.	4,000	22,508
	Tokyo Steel Manufacturing Co. Ltd.	9,200	100,007

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Tatemono Co. Ltd.	43,000	$989,463
	Tokyo Tekko Co. Ltd.	2,100	24,166
	Tokyu Construction Co. Ltd.	8,800	83,069
	Tokyu Fudosan Holdings Corp.	103,300	879,510
	Toli Corp.	12,400	50,890
	Tomoe Engineering Co. Ltd.	6,900	77,867
	Tomoku Co. Ltd.	3,200	71,865
	TOMONY Holdings, Inc.	39,500	223,053
	Topre Corp.	9,601	145,909
	Topy Industries Ltd.	1,800	33,883
#	Torex Semiconductor Ltd.	5,099	64,823
	Tosei Corp.	18,400	191,175
	Tosho Co. Ltd.	4,000	21,315
	Tosoh Corp.	61,200	943,076
	Totetsu Kogyo Co. Ltd.	5,700	201,167
	TOTO Ltd.	1,000	35,128
	Towa Bank Ltd.	11,200	74,761
	Towa Pharmaceutical Co. Ltd.	8,500	214,549
	Toyo Kanetsu KK	3,332	57,904
	Toyo Seikan Group Holdings Ltd.	38,700	802,664
#	Toyo Tanso Co. Ltd.	2,200	85,713
#	Toyo Tire Corp.	30,000	735,543
	Toyobo Co. Ltd.	30,923	282,573
	Toyoda Gosei Co. Ltd.	16,500	486,864
	Toyota Boshoku Corp.	19,600	277,313
	TRE Holdings Corp.	12,600	129,002
	Trusco Nakayama Corp.	10,600	146,347
	Tsubakimoto Chain Co.	21,500	322,298
	Tsubakimoto Kogyo Co. Ltd.	3,000	53,083
	Tsugami Corp.	12,900	386,924
	Tsukishima Holdings Co. Ltd.	5,300	105,957
	Tsukuba Bank Ltd.	25,000	92,959
	Tsumura & Co.	7,901	184,282
	UACJ Corp.	43,200	762,218
	UBE Corp.	17,600	266,772
	Uchida Yoko Co. Ltd.	9,000	116,356
	Ueki Corp.	1,000	16,056
#	Ultrafabrics Holdings Co. Ltd.	2,100	8,957
		Shares	Value»
JAPAN — (Continued)
	Ulvac, Inc.	200	$12,594
	Umios Corp.	40,200	339,902
	Union Tool Co.	600	64,462
	Unipres Corp.	9,700	81,161
	United Super Markets Holdings, Inc.	15,557	81,356
	Urbanet Corp. Co. Ltd.	3,200	11,250
	Ushio, Inc.	20,200	406,753
#	V Technology Co. Ltd.	1,700	53,083
	Valor Holdings Co. Ltd.	16,000	377,006
	Valqua Ltd.	2,487	91,613
	Vital KSK Holdings, Inc.	5,000	44,534
	VT Holdings Co. Ltd.	20,800	63,878
#	Wacoal Holdings Corp.	4,000	117,993
	Wakachiku Construction Co. Ltd.	3,700	85,422
	Wakita & Co. Ltd.	12,600	145,713
	Warabeya Nichiyo Holdings Co. Ltd.	2,300	40,797
#	Watahan & Co. Ltd.	2,400	21,509
	Wellneo Sugar Co. Ltd.	800	13,645
	World Co. Ltd.	15,200	147,280
	World Holdings Co. Ltd.	2,400	39,347
	Xebio Holdings Co. Ltd.	3,720	23,674
	Yahagi Construction Co. Ltd.	7,300	99,769
	Yakult Honsha Co. Ltd.	10,400	181,106
	YAKUODO Holdings Co. Ltd.	2,000	22,566
	YAMABIKO Corp.	9,400	234,094
	Yamada Holdings Co. Ltd.	87,400	291,401
	Yamae Group Holdings Co. Ltd.	5,000	91,212
	Yamaguchi Financial Group, Inc.	46,028	790,898
	Yamaichi Electronics Co. Ltd.	5,600	373,634
	Yamanashi Chuo Bank Ltd.	7,900	271,790
#	Yamatane Corp.	4,600	59,340
	Yamato Holdings Co. Ltd.	8,500	96,299
	Yamaya Corp.	1,000	15,050

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamazen Corp.	12,360	$121,387
	Yashima Denki Co. Ltd.	2,600	48,447
	Yellow Hat Ltd.	19,200	185,830
	Yokogawa Bridge Holdings Corp.	9,000	168,616
	Yokohama Rubber Co. Ltd.	39,300	1,599,578
	Yokorei Co. Ltd.	8,800	92,126
	Yokowo Co. Ltd.	3,099	87,877
	Yondenko Corp.	9,000	117,686
	Yondoshi Holdings, Inc.	1,600	18,903
#	Yorozu Corp.	5,700	30,896
	Yotai Refractories Co. Ltd.	400	4,262
	Yuasa Co. Ltd.	4,900	186,996
	Yurtec Corp.	11,800	189,006
	Zacros Corp.	18,800	165,012
	Zenrin Co. Ltd.	7,800	42,411
	Zeon Corp.	28,500	332,195
	ZERIA Pharmaceutical Co. Ltd.	3,300	45,514
	Zojirushi Corp.	2,000	20,143
TOTAL JAPAN			144,743,535
KUWAIT — (0.1%)
	A'ayan Leasing & Investment Co. KSCP	146,389	120,793
	Al Ahli Bank of Kuwait KSCP	68,509	62,231
††	Al-Eid Food KSC	16,383	4,316
	Burgan Bank SAK	170,365	111,355
	Combined Group Contracting Co. SAK	8,633	26,973
	Gulf Bank KSCP	63,364	69,956
	Gulf Cables & Electrical Industries Group Co. KSCP	11,809	74,389
	Kuwait International Bank KSCP	260,890	230,921
	Mezzan Holding Co. KSCC	9,575	39,910
*	Warba Bank KSCP	600,308	568,912
TOTAL KUWAIT			1,309,756
MALAYSIA — (0.5%)
	Able Global Bhd.	27,200	10,364
#	Aeon Co. M Bhd.	112,800	32,971
#*	AFFIN Bank Bhd.	99,265	63,057
		Shares	Value»
MALAYSIA — (Continued)
	Ajinomoto Malaysia Bhd.	3,900	$12,166
	Alliance Bank Malaysia Bhd.	158,146	185,803
	Allianz Malaysia Bhd.	10,200	53,158
	AME Elite Consortium Bhd.	23,900	9,160
	AMMB Holdings Bhd. (AMM MK)	50,500	78,251
#	Bank Islam Malaysia Bhd.	109,299	64,457
	Batu Kawan Bhd.	15,700	82,963
*	Berjaya Corp. Bhd.	528,424	34,707
*	Bermaz Auto Bhd.	99,700	23,755
#	Dayang Enterprise Holdings Bhd.	131,640	67,140
	Dialog Group Bhd.	24,700	14,134
#	DRB-Hicom Bhd.	90,500	26,938
#	Duopharma Biotech Bhd.	74,277	23,977
	DXN Holdings Bhd.	58,000	6,792
#	Eastern & Oriental Bhd.	157,000	32,068
	Eco World Development Group Bhd.	128,100	66,613
#	Gamuda Bhd.	40,682	45,396
	Genting Bhd.	249,200	161,581
	Genting Malaysia Bhd.	277,400	138,355
	Genting Plantations Bhd.	40,500	52,942
#	Guan Chong Bhd.	94,366	19,622
#	HAP Seng Consolidated Bhd.	15,300	11,180
#	Hap Seng Plantations Holdings Bhd.	23,700	12,846
*	Hartalega Holdings Bhd.	138,300	39,128
#	Hibiscus Petroleum Bhd.	58,480	32,471
	Hong Leong Industries Bhd.	3,400	14,847
*	IGB Bhd.	116,961	70,346
	IJM Corp. Bhd.	323,800	197,143
#	Inari Amertron Bhd.	177,900	88,959
#	IOI Properties Group Bhd.	206,749	216,374
#	Jaya Tiasa Holdings Bhd.	64,000	18,701
	Kenanga Investment Bank Bhd.	109,500	21,669
	Kerjaya Prospek Group Bhd.	39,895	22,440

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Kretam Holdings Bhd.	95,800	$15,510
	KSL Holdings Bhd.	32,943	25,453
#	Lagenda Properties Bhd.	36,600	13,387
	LBS Bina Group Bhd.	94,400	11,206
	Leong Hup International Bhd.	162,900	30,403
	LPI Capital Bhd.	4,500	16,809
#	Magnum Bhd.	93,230	30,086
	Mah Sing Group Bhd.	269,500	74,946
	Malayan Cement Bhd.	31,600	55,336
#	Malayan Flour Mills Bhd.	156,450	22,117
#	Malaysia Smelting Corp. Bhd.	80,000	37,160
	Malaysian Pacific Industries Bhd.	3,900	36,112
#	Matrix Concepts Holdings Bhd.	150,187	51,150
	MBSB Bhd.	262,484	45,354
	Mega First Corp. Bhd.	82,000	64,063
	Mi Technovation Bhd.	28,300	23,763
#	MKH Bhd.	42,400	9,830
	MKH Oil Palm East Kalimantan Bhd.	6,057	930
	MNRB Holdings Bhd.	102,843	64,351
#	Muhibbah Engineering M Bhd.	82,700	11,259
	Nationgate Holdings Bhd.	92,600	17,366
††	Nylex Malaysia Bhd.	1,285	15
	Padini Holdings Bhd.	20,700	7,665
	Pantech Group Holdings Bhd.	54,900	8,997
#	Sarawak Oil Palms Bhd.	68,077	77,900
	Scientex Bhd.	103,400	98,503
	Sime Darby Bhd.	330,800	180,296
#	Sime Darby Property Bhd.	422,900	151,377
	SP Setia Bhd. Group	277,400	72,857
#	Sports Toto Bhd.	35,496	12,096
#	Sunway Bhd.	43,800	59,315
*	Sunway Healthcare Holdings Bhd., Class B	4,380	2,084
#	Syarikat Takaful Malaysia Keluarga Bhd.	22,844	19,120
#	Ta Ann Holdings Bhd.	39,440	53,944
	Top Glove Corp. Bhd.	205,600	37,547
#*	Tropicana Corp. Bhd.	116,928	35,746
		Shares	Value»
MALAYSIA — (Continued)
*	TSH Resources Bhd.	130,600	$43,143
#	UEM Sunrise Bhd.	335,500	54,754
	Unisem M Bhd.	32,200	27,272
	United Malacca Bhd.	15,200	22,640
#	UOA Development Bhd.	176,100	79,702
	Velesto Energy Bhd.	447,600	38,304
	VS Industry Bhd.	245,100	13,026
#*	WCT Holdings Bhd.	83,600	10,018
	Yinson Holdings Bhd.	103,978	56,156
#	YTL Corp. Bhd.	266,760	137,387
#	Zetrix Ai Bhd.	676,200	140,039
TOTAL MALAYSIA			4,148,968
MEXICO — (0.6%)
#*	Alpek SAB de CV	74,344	53,199
Ω	Banco del Bajio SA	95,590	300,803
	Cemex SAB de CV (CEMEXCPO MM)	33,134	40,705
	Cemex SAB de CV (CX US), Sponsored ADR	161,967	1,992,194
*	Controladora AXTEL SAB de CV	346,918	16,603
	El Puerto de Liverpool SAB de CV, Class C1	11,192	66,145
	GCC SAB de CV	1,335	15,746
#	Genomma Lab Internacional SAB de CV, Class B	78,280	73,626
	Gentera SAB de CV	147,906	386,519
	Gruma SAB de CV, Class B	5,174	89,950
#	Grupo Bimbo SAB de CV	62,491	212,423
	Grupo Comercial Chedraui SA de CV	21,982	128,619
*Ω	Grupo Traxion SAB de CV	28,600	17,044
*	Industrias CH SAB de CV	34,322	310,447
*	Industrias Penoles SAB de CV	1,904	96,571
	La Comer SAB de CV	50,131	113,242
	Megacable Holdings SAB de CV	66,598	234,200
*Ω	Nemak SAB de CV	197,162	37,246
*	Ollamani SAB	7,281	32,094
	Operadora De Sites Mexicanos SAB de CV, Class A-1	47,307	45,009

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Orbia Advance Corp. SAB de CV	31,149	$37,143
	Organizacion Cultiba SAB de CV	25,146	18,670
	Organizacion Soriana SAB de CV, Class B	1,111	2,131
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	13,411	212,337
#	Qualitas Controladora SAB de CV	1,193	11,930
	Regional SAB de CV	27,814	233,518
	Sigma Foods SAB de CV	400,171	380,275
*	Vista Energy SAB de CV (VIST US), ADR	5,814	432,096
*	Vitro SAB de CV	19,893	6,400
TOTAL MEXICO			5,596,885
NETHERLANDS — (2.2%)
	Aalberts NV	13,744	522,087
	ABN AMRO Bank NV	115,473	4,020,402
	Acomo NV	5,335	162,274
	Aegon Ltd. (AGN NA)	17,511	145,107
	Akzo Nobel NV	2,333	136,939
	Allfunds Group PLC	10,100	103,365
	AMG Critical Materials NV	3,391	143,131
	ASR Nederland NV	37,548	2,852,124
	Brunel International NV	3,954	33,642
	Corbion NV	7,342	164,075
*	Flow Traders Ltd.	5,735	184,103
	ForFarmers NV	14,165	101,205
	Fugro NV	19,943	289,205
	HAL Trust	6,900	1,381,600
	Havas NV	17,570	334,428
	Kendrion NV	498	10,683
	Koninklijke BAM Groep NV	82,068	902,718
	Koninklijke Heijmans NV	8,210	830,668
	Koninklijke Vopak NV	15,272	764,344
	NN Group NV	53,635	4,694,875
#	Randstad NV	132	3,911
	SBM Offshore NV	30,791	1,317,282
Ω	Signify NV	22,356	508,464
	TKH Group NV	4,294	220,065
		Shares	Value»
NETHERLANDS — (Continued)
	Van Lanschot Kempen NV	7,450	$570,812
TOTAL NETHERLANDS			20,397,509
NEW ZEALAND — (0.1%)
#	Air New Zealand Ltd.	416,148	104,507
	Channel Infrastructure NZ Ltd.	11,722	21,036
#	Chorus Ltd. (CNU NZ)	17,563	100,865
*	Fletcher Building Ltd. (FBU NZ)	112,441	185,740
	Genesis Energy Ltd.	140,578	204,936
#	Heartland Group Holdings Ltd.	115,407	76,854
	NZME Ltd. (NZM AU)	28,793	18,356
*	Oceania Healthcare Ltd.	154,673	68,297
	Sanford Ltd.	17,604	77,873
	SKY Network Television Ltd.	32,394	61,780
#*	SKYCITY Entertainment Group Ltd.	162,163	60,647
	Summerset Group Holdings Ltd.	49,740	239,862
	TOWER Ltd.	8,097	9,693
TOTAL NEW ZEALAND			1,230,446
NORWAY — (0.7%)
	2020 Bulkers Ltd.	2,841	924
	Aker Solutions ASA	34,227	155,959
	Archer Ltd.	18,574	58,244
	Austevoll Seafood ASA	10,636	107,657
	Bluenord ASA	2,237	142,375
	Bonheur ASA	3,074	89,472
*	BW Energy Ltd.	23,307	146,533
Ω	BW LPG Ltd. BWLPG NO	25,951	520,763
	BW Offshore Ltd.	27,830	159,257
#*	Cadeler AS (CADLR NO)	22,228	153,079
*	Cloudberry Clean Energy ASA	1,646	2,321
	DNO ASA	122,377	264,398
	DOF Group ASA	20,011	296,462
Ω	Elkem ASA	50,635	148,345
#	FLEX LNG Ltd. (FLNG NO)	4,605	149,340
	Hafnia Ltd.	60,809	539,742
	Hoegh Autoliners ASA	19,525	279,763

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Klaveness Combination Carriers ASA	5,622	$62,463
*	Kongsberg Automotive ASA	20,666	4,263
	Leroy Seafood Group ASA	9,541	46,797
#*	LINK Mobility Group Holding ASA	39,041	104,386
	MPC Container Ships ASA	79,100	188,147
*Ω	Norske Skog ASA	14,678	74,411
	Odfjell Drilling Ltd.	30,393	327,249
	Odfjell SE, Class A	6,984	87,180
	Odfjell Technology Ltd.	4,141	31,308
*	OKEA ASA	12,330	52,390
Ω	Okeanis Eco Tankers Corp.	1,057	58,806
	Panoro Energy ASA	8,829	33,581
	Pareto Bank ASA	11,899	85,845
	Petronor E&P ASA	10,580	16,650
	Pexip Holding ASA	9,867	72,405
	Rogaland Sparebank	3,712	60,609
*Ω	Scatec ASA	15,949	207,576
*	Sea1 offshore, Inc.	8,429	27,066
	SED Energy Holdings PLC	20,737	19,491
	Solstad Maritime ASA	24,572	75,899
	Solstad Offshore ASA	6,377	45,294
	Sparebank 1 Oestlandet	5,339	117,141
	Sparebanken More	9,555	118,838
	Stolt-Nielsen Ltd.	5,274	172,034
	TGS ASA	38,218	621,471
	Wilh Wilhelmsen Holding ASA, Class A	1,251	93,571
TOTAL NORWAY			6,019,505
PHILIPPINES — (0.1%)
	Alliance Global Group, Inc.	143,900	20,017
*	Atlas Consolidated Mining & Development Corp.	95,100	11,700
	China Banking Corp.	111,750	109,363
	Converge Information & Communications Technology Solutions, Inc.	98,600	20,391
	DMCI Holdings, Inc.	292,100	45,488
*	DoubleDragon Corp.	56,800	8,877
		Shares	Value»
PHILIPPINES — (Continued)
	First Philippine Holdings Corp.	35,390	$46,354
	GT Capital Holdings, Inc.	4,335	33,343
	JG Summit Holdings, Inc.	161,900	71,478
	LT Group, Inc.	216,500	52,838
	Megaworld Corp.	1,007,000	34,013
	Philcomsat Holdings Corp.	10,942	21,359
	Philippine National Bank	28,550	26,674
*††	Phoenix Petroleum Philippines, Inc.	68,700	872
	Puregold Price Club, Inc.	114,200	79,903
	RFM Corp.	113,500	10,216
	Rizal Commercial Banking Corp.	4,320	1,616
	Robinsons Land Corp.	155,731	44,020
	Robinsons Retail Holdings, Inc.	16,900	12,985
	San Miguel Corp.	16,450	19,240
	Security Bank Corp.	28,490	30,120
*	Top Frontier Investment Holdings, Inc.	3,550	2,961
	Wilcon Depot, Inc.	172,400	17,412
TOTAL PHILIPPINES			721,240
POLAND — (0.3%)
	AB SA	2,231	77,664
	Alior Bank SA	16,093	549,685
	ASBISc Enterprises PLC	6,848	121,334
	Asseco Poland SA	767	38,690
	Auto Partner SA	5,862	34,744
	Bank Handlowy w Warszawie SA	4,848	152,799
*	Bank Millennium SA	30,021	148,061
	BNPP Bank Polska SA	380	15,525
	Develia SA	100,947	292,965
	Echo Investment SA	21,847	31,061
*	Enea SA	47,976	292,209
*	Eurocash SA	4,494	6,538
	Inter Cars SA	983	200,632
#	Mirbud SA	6,182	18,865
*	PGE Polska Grupa Energetyczna SA	138,022	405,953
*	Tauron Polska Energia SA	208,015	543,586
	Torpol SA	2,282	45,240

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	VRG SA	30,608	$44,461
#	Wirtualna Polska Holding SA	1,337	21,384
TOTAL POLAND			3,041,396
PORTUGAL — (0.5%)
#	Altri SGPS SA	21,181	124,165
	Banco Comercial Portugues SA, Class R	2,391,538	2,556,268
	Corticeira Amorim SGPS SA	2,078	15,666
#	EDP Renovaveis SA	33,174	554,695
	Galp Energia SGPS SA	16,728	391,267
	Ibersol SGPS SA	4,207	59,223
#	Navigator Co. SA	54,753	215,296
	NOS SGPS SA	45,734	302,002
	Semapa-Sociedade de Investimento e Gestao	3,214	87,608
	Sonae SGPS SA	259,243	593,589
TOTAL PORTUGAL			4,899,779
QATAR — (0.1%)
	Aamal Co.	303,573	64,709
*	Baladna	161,010	57,183
	Barwa Real Estate Co.	277,923	180,044
	Doha Bank QPSC	508,944	377,247
	Doha Insurance Co. QSC	77,894	63,102
	Gulf International Services QSC	37,959	21,655
	Gulf Warehousing Co.	39,576	23,821
*	Mazaya Real Estate Development QPSC	195,843	30,676
	Qatar Industrial Manufacturing Co. QSC	45,582	28,008
	Qatar Insurance Co. SAQ	229,908	144,755
	Qatar National Cement Co. QSC	31,519	24,310
	Salam International Investment Ltd. QSC	308,205	65,872
TOTAL QATAR			1,081,382
		Shares	Value»
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	$0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	22,423	0
*††	RusHydro PJSC (RSHYY US), ADR	154,685	0
*††	VTB Bank PJSC (VTBR LI), GDR	176,858	0
SAUDI ARABIA — (0.7%)
	Ades Holding Co.	21,292	111,871
*	Advanced Petrochemical Co.	9,184	67,869
	Al Babtain Power & Telecommunication Co.	9,321	165,869
	Al Hammadi Holding	1,501	10,556
	Al Hassan Ghazi Ibrahim Shaker Co.	7,466	31,650
	Al Jouf Agricultural Development Co.	1,477	19,061
*	Al Khaleej Training & Education Co.	2,217	9,767
	Al Taiseer Group TALCO Industrial Co.	2,459	23,025
*	Al Yamamah Steel Industries Co.	4,893	54,810
	Alaseel Co.	25,015	24,880
	Al-Dawaa Medical Services Co.	1,474	18,393
	AlJazira Takaful Ta'awuni Co.	10,659	32,371
	Almarai Co. JSC	20,246	223,939
	Arab National Bank	84,185	484,667
	Arabian Cement Co.	8,754	55,369
	Arabian Drilling Co.	4,196	101,856
	Arabian Pipes Co.	8,095	15,695
	Arriyadh Development Co.	11,520	55,617
*	ARTEX Industrial Investment Co.	4,783	13,147
	Bank AlBilad	33,237	222,750
	Bank Al-Jazira	116,971	366,857
	Banque Saudi Fransi	44,846	231,292
*	Bawan Co.	2,144	25,043
*	Chubb Arabia Cooperative Insurance Co.	2,201	10,953
	City Cement Co.	9,788	32,625

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dar Al Arkan Real Estate Development Co.	140,280	$663,992
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	5,165	50,177
	Eastern Province Cement Co.	2,163	13,525
*	Emaar Economic City	8,192	24,199
	Etihad Etisalat Co.	2,405	41,758
	First Milling Co.	1,909	27,829
	Gulf Insurance Group	4,790	31,952
*	Herfy Food Services Co.	5,675	22,704
*	Jabal Omar Development Co.	27,653	116,982
*	L'Azurde Co. for Jewelry	5,078	15,358
*	Liva Insurance Co.	3,105	8,435
*	Lumi Rental Co.	4,806	50,393
*	Malath Cooperative Insurance Co.	2,553	6,090
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	39,928
	Middle East Healthcare Co.	5,745	56,693
*	Middle East Paper Co.	6,078	28,397
	Middle East Specialized Cables Co.	6,218	52,038
	Mobile Telecommunications Co. Saudi Arabia	73,649	230,671
*	Najran Cement Co.	9,183	14,825
*	National Agriculture Development Co.	17,040	72,971
	National Co. for Glass Industries	3,337	33,864
	Northern Region Cement Co.	5,802	10,900
	Qassim Cement Co.	2,035	23,638
	Riyadh Cement Co.	8,915	57,036
	Saudi Cement Co.	5,069	46,094
	Saudi Ceramic Co.	3,590	29,576
	Saudi Chemical Co. Holding	136,990	307,233
	Saudi Co. For Hardware CJSC	2,867	18,975
	Saudi Ground Services Co.	2,771	23,492
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Investment Bank	68,793	$243,134
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	71,053
*	Saudi Public Transport Co.	8,807	26,780
*	Saudi Reinsurance Co.	20,340	144,038
	Saudi Steel Pipe Co.	2,289	35,219
*	Savola Group	20,563	148,542
	Scientific & Medical Equipment House Co.	1,696	13,954
*	Seera Group Holding	40,211	229,863
*	Sinad Holding Co.	11,569	26,905
	Southern Province Cement Co.	8,097	45,572
	Sumou Real Estate Co.	2,118	17,045
	Sustained Infrastructure Holding Co.	10,203	94,345
	Tabuk Cement Co.	7,771	16,587
	Theeb Rent A Car Co.	4,096	31,396
	United International Transportation Co.	9,908	109,968
	United Wire Factories Co.	1,607	7,467
	Yamama Cement Co.	19,897	140,996
	Yanbu Cement Co.	5,394	21,845
	Yanbu National Petrochemical Co.	15,867	155,639
	Zahrat Al Waha For Trading Co.	15,760	10,968
TOTAL SAUDI ARABIA			6,120,973
SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	49,600	287,788
	BRC Asia Ltd.	17,700	62,430
#	China Aviation Oil Singapore Corp. Ltd.	94,800	158,111
	City Developments Ltd.	76,500	492,349
*	COSCO Shipping International Singapore Co. Ltd.	195,200	18,419
	CSE Global Ltd.	154,087	166,865
	Delfi Ltd.	26,800	22,335
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Far East Orchard Ltd.	64,355	$64,239
	First Resources Ltd.	96,400	264,811
	Frasers Property Ltd.	71,200	64,097
	Frencken Group Ltd.	48,000	101,657
	Genting Singapore Ltd.	686,000	368,120
	Geo Energy Resources Ltd.	102,100	49,817
	Golden Agri-Resources Ltd.	1,767,100	440,392
	GuocoLand Ltd.	68,600	132,602
	Ho Bee Land Ltd.	50,700	85,464
	Hong Fok Corp. Ltd.	88,990	69,990
	Hong Leong Asia Ltd.	61,800	141,235
	Hongkong Land Holdings Ltd.	34,000	268,805
	Hotel Grand Central Ltd.	35,281	21,396
	Hutchison Port Holdings Trust	1,306,800	274,934
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	18,805
	ISDN Holdings Ltd.	73,385	35,142
	Marco Polo Marine Ltd.	1,031,800	127,329
*	Mermaid Maritime PCL	51,800	4,915
	Mewah International, Inc.	86,100	19,974
*††	Midas Holdings Ltd.	343,400	0
	Nanofilm Technologies International Ltd.	51,300	58,959
	Netlink NBN Trust	417,700	331,624
	Olam Group Ltd.	234,020	187,480
	OUE Ltd.	39,000	33,984
	QAF Ltd.	53,800	43,985
	Seatrium Ltd.	320,400	593,976
	SIA Engineering Co. Ltd.	7,300	18,025
	Singapore Land Group Ltd.	50,200	147,670
	Straits Trading Co. Ltd.	22,746	31,503
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	15,336
	Tiong Woon Corp. Holding Ltd.	58,400	50,526
	Tuan Sing Holdings Ltd.	190,995	49,715
	UOB-Kay Hian Holdings Ltd.	112,608	360,642
	UOL Group Ltd.	99,200	829,879
		Shares	Value»
SINGAPORE — (Continued)
	Venture Corp. Ltd.	31,300	$399,511
	Wee Hur Holdings Ltd.	122,400	70,180
TOTAL SINGAPORE			6,985,016
SOUTH AFRICA — (1.1%)
	AECI Ltd.	10,621	70,349
	Afrimat Ltd.	7,772	15,168
	Altron Ltd., Class A	34,495	46,791
	Anglogold Ashanti PLC (AU US)	40,851	3,828,964
	Astral Foods Ltd.	2,971	43,706
	Bidvest Group Ltd.	4,953	69,602
	DataTec Ltd.	75,070	323,388
	Foschini Group Ltd.	30,421	127,901
	Hudaco Industries Ltd.	3,075	35,695
	Impala Platinum Holdings Ltd.	83,121	1,165,110
	Investec Ltd.	5,900	49,192
	Invicta Holdings Ltd.	8,097	17,971
	Kumba Iron Ore Ltd.	5,325	99,879
	Lewis Group Ltd.	12,017	61,456
	Momentum Group Ltd.	183,979	418,154
	Motus Holdings Ltd.	21,794	145,811
	Mpact Ltd.	23,171	30,106
	Nedbank Group Ltd.	34,341	548,303
	Netcare Ltd.	133,954	138,936
	Northam Platinum Holdings Ltd.	18,803	362,546
	Oceana Group Ltd.	11,312	37,973
	Old Mutual Ltd. (OMU SJ)	751,257	614,220
	Omnia Holdings Ltd.	26,739	155,132
Ω	Pepkor Holdings Ltd.	130,345	172,202
*	Pick n Pay Stores Ltd.	56,051	66,427
	PPC Ltd.	380,330	139,047
	Raubex Group Ltd.	15,486	47,783
	RCL Foods Ltd.	33,526	17,133
	Reunert Ltd.	18,590	77,826
*	Sasol Ltd. (SOL SJ)	27,250	378,763
	Sibanye Stillwater Ltd. (SBSW US), ADR	20,733	249,211
	Sibanye Stillwater Ltd. (SSW SJ)	19,643	58,724
	Southern Sun Ltd.	161,714	97,757
	Super Group Ltd.	26,731	25,607
	Telkom SA SOC Ltd.	62,873	227,075
#	Thungela Resources Ltd. (TGA SJ)	11,762	102,258
	Tsogo Sun Ltd.	70,589	29,667

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	We Buy Cars Holdings Ltd.	34,389	$78,516
TOTAL SOUTH AFRICA			10,174,349
SOUTH KOREA — (4.6%)
	ABOV Semiconductor Co. Ltd.	1,770	16,928
	Aekyung Chemical Co. Ltd.	2,784	29,377
	Aekyung Industrial Co. Ltd.	869	8,761
	Ahnlab, Inc.	520	22,236
*	Air Busan Co. Ltd.	8,432	11,672
	AJ Networks Co. Ltd.	5,387	19,328
	Ajin Industrial Co. Ltd.	10,506	26,571
*	ALUKO Co. Ltd.	7,369	15,003
	Amorepacific Corp.	1,554	142,476
*	Ananti, Inc.	4,923	23,704
	ANIPLUS, Inc.	4,242	8,172
	Asia Cement Co. Ltd.	2,353	18,681
	ASIA Holdings Co. Ltd.	243	44,453
	Asia Paper Manufacturing Co. Ltd.	5,170	31,641
	Avaco Co. Ltd.	2,188	23,657
	Avatec Co. Ltd.	1,523	13,574
	Baiksan Co. Ltd.	1,801	15,058
	BGF retail Co. Ltd.	1,237	110,572
	BH Co. Ltd.	3,588	84,665
	Binggrae Co. Ltd.	782	39,754
	Bio Plus Co. Ltd.	5,841	22,948
	BIT Computer Co. Ltd.	4,816	17,888
	BNC Korea, Inc.	11,690	31,653
	BNK Financial Group, Inc.	48,165	611,561
	Boditech Med, Inc.	939	7,438
	Bookook Securities Co. Ltd.	475	23,660
	Boryung	6,086	41,025
	BYC Co. Ltd.	480	16,258
	Byucksan Corp.	5,851	8,726
	C&G Hi Tech Co. Ltd.	996	15,276
*	Cafe24 Corp.	1,506	25,741
	Cheil Worldwide, Inc.	8,716	118,173
	Chemtronics Co. Ltd.	1,536	39,433
	Chong Kun Dang Pharmaceutical Corp.	1,081	62,801
*	CJ CGV Co. Ltd.	13,770	45,895
	CJ CheilJedang Corp.	1,550	259,224
	CJ Corp.	2,180	331,965
		Shares	Value»
SOUTH KOREA — (Continued)
*	CJ ENM Co. Ltd.	1,180	$43,357
	CJ Freshway Corp.	865	16,865
	CJ Logistics Corp.	1,398	96,001
*	CJ Seafood Corp.	2,153	3,942
	CLIO Cosmetics Co. Ltd.	1,640	14,728
	Cosmecca Korea Co. Ltd.	429	23,503
*	Coway Co. Ltd.	8,915	518,302
	Cowintech Co. Ltd.	1,141	13,171
*	Creative & Innovative System	3,227	37,513
	CS Wind Corp.	3,648	177,582
	Cuckoo Homesys Co. Ltd.	1,161	19,105
	D.I Corp.	2,380	54,626
*	Daea TI Co. Ltd.	5,763	17,828
*	Daechang Co. Ltd.	18,702	20,941
	Daedong Corp.	2,582	17,722
	Daeduck Electronics Co. Ltd.	5,657	439,042
*	Dae-Il Corp.	6,373	32,961
	Daesang Corp.	4,847	67,935
	Daesang Holdings Co. Ltd.	3,109	20,103
#*	Daewoo Engineering & Construction Co. Ltd.	28,171	675,139
	Daewoong Co. Ltd.	2,067	31,829
	Daewoong Pharmaceutical Co. Ltd.	285	28,732
	Daishin Securities Co. Ltd.	4,628	119,901
	DB HiTek Co. Ltd.	4,535	491,055
	DB Insurance Co. Ltd.	8,867	1,009,007
	DB Securities Co. Ltd.	6,876	63,859
	Dentium Co. Ltd.	472	17,070
	DI Dong Il Corp.	2,789	56,919
*	DIO Corp.	1,572	18,328
	DIT Corp.	1,825	31,049
*	DK Tech Co. Ltd.	3,048	52,678
*	DL Holdings Co. Ltd.	2,393	116,466
††	DMS Co. Ltd.	2,630	14,682
	DN Automotive Corp.	3,206	104,630
	Dong-A Socio Holdings Co. Ltd.	554	36,740
	Dongbang Transport Logistics Co. Ltd.	12,138	23,944
	Dongjin Semichem Co. Ltd.	5,245	203,547

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkoo Bio & Pharma Co. Ltd.	3,053	$10,643
	DongKook Pharmaceutical Co. Ltd.	5,523	89,549
	Dongkuk Steel Mill Co. Ltd.	3,721	38,866
	Dongsuh Cos., Inc.	1,607	29,078
	Dongsung Chemical Co. Ltd.	6,487	19,284
	Dongwha Pharm Co. Ltd.	2,421	9,905
	Dongwon Industries Co. Ltd.	1,269	33,221
	Dongwon Systems Corp.	342	6,511
	Doosan Bobcat, Inc.	8,043	395,584
	Doosan Co. Ltd.	179	197,623
	Doosan Tesna, Inc.	1,849	167,244
	Dreamtech Co. Ltd.	2,160	9,862
	Easy Holdings Co. Ltd.	12,035	44,514
	Ecoplastic Corp.	7,240	18,080
	Elentec Co. Ltd.	3,151	27,328
	E-MART, Inc.	3,621	262,242
	ENF Technology Co. Ltd.	1,609	64,100
	Eugene Investment & Securities Co. Ltd.	6,140	23,402
	Exem Co. Ltd.	7,324	9,748
	F&F Co. Ltd.	1,925	87,466
	F&F Holdings Co. Ltd.	817	10,646
*	Fine M-Tec Co. Ltd.	2,436	17,233
*	Fine Semitech Corp.	579	16,937
*	Foosung Co. Ltd.	7,356	66,165
	Galaxia Moneytree Co. Ltd.	2,769	16,075
	GC Biopharma Corp.	662	61,691
	Global Standard Technology Co. Ltd.	1,282	42,975
	GnBS eco Co. Ltd.	4,039	24,851
	GnCenergy Co. Ltd.	2,757	69,238
	GOLFZON Co. Ltd.	795	27,588
	Grand Korea Leisure Co. Ltd.	2,807	22,929
	Green Chemical Co. Ltd.	1,815	7,729
#	GS Engineering & Construction Corp.	13,682	355,141
	GS Holdings Corp. (078930 KS)	5,990	332,686
	GS P&L Co. Ltd.	1,151	43,226
		Shares	Value»
SOUTH KOREA — (Continued)
	GS Retail Co. Ltd.	3,468	$55,179
	HAESUNG DS Co. Ltd.	1,626	89,676
	Han Kuk Carbon Co. Ltd.	4,338	145,577
	Hancom, Inc.	2,875	40,129
	Handsome Co. Ltd.	912	16,416
	Hanil Cement Co. Ltd.	4,231	50,152
	Hanil Holdings Co. Ltd.	2,028	24,077
	Hanjin Logistics Corp.	1,377	18,103
	Hankook Tire & Technology Co. Ltd.	12,766	513,718
	HanmiGlobal Co. Ltd.	1,348	25,642
	Hannong Chemicals, Inc.	950	15,252
*	Hanon Systems	29,797	85,708
	Hansae Co. Ltd.	1,624	12,696
#	Hansol Chemical Co. Ltd.	1,224	239,502
*	Hansol IONES Co. Ltd.	1,526	17,705
	Hansol Paper Co. Ltd.	2,076	11,949
	Hanwha Corp.	6,434	584,896
*	Hanwha Galleria Corp.	17,598	36,603
*	Hanwha General Insurance Co. Ltd.	12,669	56,966
*	Hanwha Investment & Securities Co. Ltd.	30,496	156,984
*	Hanwha Life Insurance Co. Ltd.	35,312	117,095
*	Hanwha Solutions Corp.	805	27,919
*	Hanyang Digitech Co. Ltd.	960	20,377
	Hanyang Securities Co. Ltd.	2,469	47,941
	Harim Co. Ltd.	8,073	17,933
	Harim Holdings Co. Ltd.	7,644	67,877
	HD Construction Equipment Co. Ltd.	6,207	779,816
	HD Hyundai Co. Ltd.	6,975	1,480,902
	HDC Holdings Co. Ltd.	3,891	74,215
	HDC Hyundai Development Co-Engineering & Construction	7,070	110,161

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HD-Hyundai Marine Engine	693	$49,781
	High Tech Pharm Co. Ltd.	1,055	13,734
	Hite Jinro Co. Ltd.	3,997	46,290
*	HJ Shipbuilding & Construction Co. Ltd.	1,265	24,954
	HK inno N Corp.	1,970	70,548
	HL Holdings Corp.	1,220	35,842
	HL Mando Co. Ltd.	2,199	85,654
*	Hotel Shilla Co. Ltd.	2,244	100,007
	HS Hyosung Advanced Materials Corp.	394	72,233
	HS Industries Co. Ltd.	7,829	18,495
	Humedix Co. Ltd.	686	16,480
	Huons Co. Ltd.	1,730	30,869
	Huvitz Co. Ltd.	1,199	6,381
	Hwa Shin Co. Ltd.	3,952	33,282
	Hyosung Corp.	1,079	168,202
	Hyosung Heavy Industries Corp.	105	282,850
	Hyosung TNC Corp.	452	159,037
*	Hyundai Bioland Co. Ltd.	2,562	7,947
	Hyundai BNG Steel Co. Ltd.	2,003	23,400
	HYUNDAI Corp.	1,443	30,385
	Hyundai Department Store Co. Ltd.	2,152	159,145
	Hyundai Elevator Co. Ltd.	1,020	68,448
	HYUNDAI EVERDIGM Corp.	3,603	22,430
	Hyundai Glovis Co. Ltd.	5,334	823,589
	Hyundai Green Food	5,355	59,766
#*	Hyundai Marine & Fire Insurance Co. Ltd.	6,574	135,491
	Hyundai Motor Securities Co. Ltd.	3,548	26,539
	Hyundai Steel Co.	13,805	401,301
	Hyundai Wia Corp.	2,807	158,031
	Iljin Electric Co. Ltd.	2,479	208,296
	Iljin Holdings Co. Ltd.	6,410	44,962
	iM Financial Group Co. Ltd.	19,752	255,613
	InBody Co. Ltd.	1,459	29,170
	Industrial Bank of Korea	3,123	47,872
	Innocean Worldwide, Inc.	4,506	60,364
		Shares	Value»
SOUTH KOREA — (Continued)
	Innox Advanced Materials Co. Ltd.	1,715	$40,129
*	Interflex Co. Ltd.	3,002	27,525
	Inzi Controls Co. Ltd.	1,401	7,813
	IS Dongseo Co. Ltd.	1,866	33,753
	i-SENS, Inc.	1,624	23,348
*	ITM Semiconductor Co. Ltd.	1,233	14,279
*	Jahwa Electronics Co. Ltd.	1,599	53,170
	JB Financial Group Co. Ltd.	21,369	395,432
*	Jin Air Co. Ltd.	4,390	18,646
	Jinsung T.E.C.	2,323	28,313
	JLS Co. Ltd.	1,761	7,139
	JS Corp.	4,040	40,548
	JVM Co. Ltd.	697	11,786
	JW Life Science Corp.	3,277	28,655
	JW Pharmaceutical Corp.	787	16,660
#	KakaoBank Corp.	8,285	136,959
	Kangnam Jevisco Co. Ltd.	2,086	23,706
	KC Tech Co. Ltd.	1,618	68,391
	KCTC	3,235	13,022
	KEPCO Plant Service & Engineering Co. Ltd.	2,257	95,813
*	KG Chemical Corp.	5,355	25,670
	KG Dongbusteel	4,741	22,551
	KG Eco Solution Co. Ltd.	2,758	13,764
*	KG Mobility Corp.	10,255	30,165
	KIWOOM Securities Co. Ltd.	2,898	790,139
*	KNJ Co. Ltd.	1,623	44,279
	Kolmar Korea Co. Ltd.	2,281	137,115
	Kolon Corp.	1,033	50,956
	Kolon Industries, Inc.	2,354	151,727
	Korea Circuit Co. Ltd.	2,209	141,061
	Korea Electric Terminal Co. Ltd.	935	57,860
	Korea Fuel-Tech Corp.	4,242	20,133
	Korea Information & Communications Co. Ltd.	4,185	32,324
	Korea Information Certificate Authority, Inc.	4,422	19,434
	Korea Investment Holdings Co. Ltd.	6,779	1,113,949

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Line Corp.	23,329	$40,834
	Korea Movenex Co. Ltd.	7,905	24,049
	Korea Parts & Fasteners Co. Ltd.	2,367	9,425
	Korea Petrochemical Ind Co. Ltd.	588	72,617
	Korea Petroleum Industries Co.	1,527	16,454
	Korea United Pharm, Inc.	959	13,107
	Korean Air Lines Co. Ltd.	29,458	493,054
	Korean Reinsurance Co.	24,325	203,282
	Krafton, Inc.	2,907	522,668
	KSS LINE Ltd.	1,531	13,244
	KT Skylife Co. Ltd.	3,139	10,439
	KT&G Corp.	6,036	727,711
	KTCS Corp.	8,880	16,190
#	Kukdong Oil & Chemicals Co. Ltd.	7,243	19,512
	Kumho Petrochemical Co. Ltd.	2,834	281,955
*	Kumho Tire Co., Inc.	21,150	83,600
	Kyung Dong Navien Co. Ltd.	642	33,839
*	LB Semicon, Inc.	7,710	29,540
	Lee Ku Industrial Co. Ltd.	5,991	24,396
*	LG Display Co. Ltd. (034220 KS)	49,655	414,592
#	LG Electronics, Inc.	15,559	1,498,534
	LG H&H Co. Ltd.	1,060	182,700
	LG Innotek Co. Ltd.	2,180	852,284
	LG Uplus Corp.	36,370	389,986
*	LOT Vacuum Co. Ltd.	1,800	19,435
	Lotte Chilsung Beverage Co. Ltd.	287	23,781
	Lotte Corp.	4,691	97,642
*	Lotte Data Communication Co.	525	8,216
*	Lotte Non-Life Insurance Co. Ltd.	17,130	24,487
	Lotte Rental Co. Ltd.	1,787	40,667
	Lotte Shopping Co. Ltd.	1,727	158,251
	Lotte Wellfood Co. Ltd.	414	33,968
	LS Corp.	3,658	1,138,053
	LS Electric Co. Ltd.	1,405	269,824
	LTC Co. Ltd.	1,156	36,323
*	LX Hausys Ltd.	1,029	25,221
	LX International Corp.	6,246	226,359
		Shares	Value»
SOUTH KOREA — (Continued)
	LX Semicon Co. Ltd.	1,015	$43,147
	Maeil Dairies Co. Ltd.	1,040	25,521
	Mcnex Co. Ltd.	1,774	27,810
	Medytox, Inc.	206	14,780
	MegaStudyEdu Co. Ltd.	1,462	46,800
*	Meritz Financial Group, Inc.	5,420	410,186
	META BIOMED Co. Ltd.	6,382	19,226
#*	Mirae Asset Life Insurance Co. Ltd.	13,834	149,421
	Mirae Asset Securities Co. Ltd.	15,015	666,936
	Misto Holdings Corp.	4,425	121,722
	Miwon Commercial Co. Ltd.	136	13,972
	Miwon Holdings Co. Ltd.	98	4,180
	Mobase Electronics Co. Ltd.	5,612	14,515
*	MONAYONGPYONG	3,397	7,200
*	Motrex Co. Ltd.	1,892	11,601
	mPlus Corp.	1,055	12,557
	Myoung Shin Industrial Co. Ltd.	6,031	54,601
	Namhae Chemical Corp.	2,446	19,385
	Namuga Co. Ltd.	1,187	15,393
	Namyang Dairy Products Co. Ltd.	660	23,437
	Nature Holdings Co. Ltd.	1,365	7,363
*	Nepes Ark Corp.	1,076	27,991
Ω	Netmarble Corp.	5,008	168,757
	New Power Plasma Co. Ltd.	7,873	36,119
	Nexen Corp.	2,350	11,454
	Nexen Tire Corp.	4,155	20,901
	NH Investment & Securities Co. Ltd.	19,257	441,543
	NHN KCP Corp.	2,820	37,852
	NICE Holdings Co. Ltd.	4,699	46,299
	Nice Information & Telecommunication, Inc.	708	13,485
	Nong Shim Holdings Co. Ltd.	222	14,678
	NongShim Co. Ltd.	551	141,483
	NOROO Paint & Coatings Co. Ltd.	1,641	9,794
	NOVAREX Co. Ltd.	2,404	24,354
*	OCI Co. Ltd.	498	50,925

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	OCI Holdings Co. Ltd.	2,440	$615,326
	Openbase, Inc.	3,762	8,294
	Orion Corp.	3,391	329,416
	Otoki Corp.	155	38,315
	Pan Ocean Co. Ltd.	36,466	136,916
	Paradise Co. Ltd.	6,294	67,755
	Partron Co. Ltd.	6,113	34,283
	People & Technology, Inc.	2,605	99,530
*	Philoptics Co. Ltd.	1,672	55,089
	PI Advanced Materials Co. Ltd.	1,653	28,904
	PKC Co. Ltd.	5,088	25,335
	Pond Group Co. Ltd.	2,789	11,067
	Poongsan Corp.	3,189	214,113
	Posco International Corp.	802	47,329
*	Power Logics Co. Ltd.	2,279	7,992
	Protec Co. Ltd.	1,088	61,186
	PSK, Inc.	2,678	163,666
	Pumtech Korea Co. Ltd.	717	20,108
	Rorze Systems Corp.	2,569	16,480
	S-1 Corp.	2,716	158,204
	Sajodaerim Corp.	742	16,432
*	Sajodongaone Co. Ltd.	25,293	17,815
	Sambo Motors Co. Ltd.	2,461	10,025
	Samji Electronics Co. Ltd.	2,577	56,983
	Samjin Pharmaceutical Co. Ltd.	1,639	20,715
	Sammok S-Form Co. Ltd.	803	10,215
	SAMPYO Cement Co. Ltd.	5,200	59,794
	Samsung Engineering Co. Ltd.	14,287	517,432
	Samsung SDS Co. Ltd.	1,520	172,049
	Samsung Securities Co. Ltd.	11,474	840,749
	SAMT Co. Ltd.	8,621	41,468
	Samwha Capacitor Co. Ltd.	696	31,979
	Samyang Packaging Corp.	765	6,072
	Sang-A Frontec Co. Ltd.	964	17,952
	Saramin Co. Ltd.	864	9,986
		Shares	Value»
SOUTH KOREA — (Continued)
#	SeAH Besteel Holdings Corp.	2,372	$121,397
	SeAH Steel Corp.	204	24,526
	SeAH Steel Holdings Corp.	440	71,415
	Seegene, Inc.	5,115	85,076
	Segyung Hitech Co. Ltd.	6,330	20,593
	Sejong Industrial Co. Ltd.	2,272	12,293
	Seobu T&D	4,540	46,144
	Seohan Co. Ltd.	5,527	4,052
*	Seojin System Co. Ltd.	1,870	75,940
*	Seoul Semiconductor Co. Ltd.	6,278	70,757
	Seoyon Co. Ltd.	4,111	26,426
	Seoyon E-Hwa Co. Ltd.	2,282	21,891
*	SFA Semicon Co. Ltd.	7,791	44,619
	SGC Energy Co. Ltd.	1,511	60,817
*	Shin Heung Energy & Electronics Co. Ltd.	3,055	21,880
	Shinsegae International, Inc.	3,582	36,211
	Shinsegae, Inc.	1,278	353,201
*	Showbox Corp.	6,629	13,421
	SIMMTECH Co. Ltd.	4,409	264,710
	SK Discovery Co. Ltd.	1,664	62,798
#*	SK Eternix Co. Ltd.	2,737	108,212
	SK Gas Ltd.	499	97,272
	SK Networks Co. Ltd.	5,652	22,450
*	SK oceanplant Co. Ltd.	4,477	74,690
#*	SK Securities Co. Ltd.	19,537	69,528
	SL Corp.	3,258	139,548
*	SMEC Co. Ltd.	10,316	31,197
*	Smotronic Co. Ltd.	4,857	9,076
*	S-Oil Corp.	2,611	237,632
	Solid, Inc.	12,020	139,478
	SOLUM Co. Ltd.	2,899	38,199
	Songwon Industrial Co. Ltd.	3,335	35,741
	Soop Co. Ltd.	965	38,209
	Soulbrain Co. Ltd.	520	163,610
	Soulbrain Holdings Co. Ltd.	527	26,350
	SP SAMHWA Co. Ltd.	1,739	11,133
	Straffic Co. Ltd.	4,344	11,330
*	Studio Dragon Corp.	1,817	42,944

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sun Kwang Co. Ltd.	1,000	$16,123
	Sung Kwang Bend Co. Ltd.	4,963	156,455
	Sungshin Cement Co. Ltd.	3,983	30,917
	Sungwoo Hitech Co. Ltd.	6,297	38,131
	Sunjin Co. Ltd.	3,041	22,147
*	Synergy Innovation Co. Ltd.	10,808	15,406
	Systems Technology, Inc.	1,416	36,510
	Tae Kyung Industrial Co. Ltd.	2,320	8,023
*	Taewoong Co. Ltd.	1,335	48,416
*	Taihan Cable & Solution Co. Ltd.	2,639	101,481
	TechWing, Inc.	698	27,652
	TES Co. Ltd.	967	56,153
*	Theragen Etex Co. Ltd.	4,269	8,745
	TK Corp.	2,713	84,776
	TKG Huchems Co. Ltd.	2,491	31,850
	TLB Co. Ltd.	1,452	88,089
	TMC Co. Ltd.	76	1,520
*	Tongyang Life Insurance Co. Ltd.	9,522	53,520
	Tovis Co. Ltd.	3,257	39,070
	Tplex Co. Ltd.	3,294	8,113
	TS Corp.	13,340	26,233
	TSE Co. Ltd.	725	84,079
	TYM Corp.	5,010	27,301
	Unid Co. Ltd.	823	52,867
	Union Semiconductor Equipment & Materials Co. Ltd.	3,748	29,674
	Uniquest Corp.	2,472	12,327
	Unitrontech Co. Ltd.	2,852	11,016
	Value Added Technology Co. Ltd.	727	11,359
*††	Vidente Co. Ltd.	7,159	3,007
	Vieworks Co. Ltd.	347	6,393
	Vitzro Tech Co. Ltd.	3,438	39,687
#	WONIK IPS Co. Ltd.	3,338	269,751
	Wonik Materials Co. Ltd.	1,628	58,686
	Wonik QnC Corp.	2,576	66,911
	Woojin, Inc.	3,122	60,011
	Wooshin Systems Co. Ltd.	1,863	7,717
	Worldex Industry & Trading Co. Ltd.	1,407	31,652
		Shares	Value»
SOUTH KOREA — (Continued)
	Xexymix Corp.	3,723	$11,053
*	YC Corp.	4,316	65,015
*	YMT Co. Ltd.	1,177	14,383
	Youngone Holdings Co. Ltd.	1,016	143,603
	Zeus Co. Ltd.	3,837	42,365
	Zinus, Inc.	2,480	21,618
TOTAL SOUTH KOREA			41,736,050
SPAIN — (2.1%)
	Acciona SA	3,382	984,441
	Acerinox SA	7,032	115,407
	ACS Actividades de Construccion y Servicios SA	3,588	517,155
	Almirall SA	13,056	193,268
#	Atresmedia Corp. de Medios de Comunicacion SA	32,384	197,094
	Azkoyen SA	2,368	29,559
	Banco de Sabadell SA	1,583,992	6,141,134
	Bankinter SA	148,799	2,476,175
Ω	Cellnex Telecom SA	16,679	561,459
	CIE Automotive SA	3,579	122,006
	Construcciones y Auxiliar de Ferrocarriles SA	1,963	147,785
	Corp. ACCIONA Energias Renovables SA	7,829	205,831
	Ebro Foods SA	16,869	359,950
	Elecnor SA	1,606	71,380
	Enagas SA	12,710	254,475
	Faes Farma SA	34,991	199,550
Ω	Gestamp Automocion SA	25,814	97,834
Ω	Global Dominion Access SA	12,230	47,699
#	Grifols SA	52,256	550,991
	Mapfre SA	194,247	950,902
	Melia Hotels International SA	6,750	88,039
Ω	Neinor Homes SA	4,591	89,822
*	Obrascon Huarte Lain SA	11,425	5,925
	Repsol SA (REP SM)	149,030	4,003,118
*	Solaria Energia y Medio Ambiente SA	6,432	183,418
#	Tubacex SA	19,616	66,569
Ω	Unicaja Banco SA	248,971	808,241
TOTAL SPAIN			19,469,227

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (1.6%)
Ω	AcadeMedia AB	25,979	$278,003
	AddLife AB, Class B	3,310	51,610
	AFRY AB	12,531	152,951
Ω	Alimak Group AB	8,408	99,598
	Alleima AB	47,686	427,243
	Alligo AB, Class B	5,015	75,225
Ω	Ambea AB	22,319	338,743
	AQ Group AB	16,260	388,235
	Arjo AB, Class B	47,018	124,110
*	Asmodee Group AB, Class B	33,734	453,352
Ω	Attendo AB	34,072	394,196
	Avarda Bank AB	4,086	74,052
	Beijer Alma AB	4,542	142,906
	Bergman & Beving AB	3,715	126,444
*	Better Collective AS	3,190	49,235
*	BHG Group AB	51,774	129,816
	Bilia AB, Class A	16,951	231,249
	Billerud Aktiebolag	6,645	45,679
*Ω	Boozt AB	8,782	113,356
Ω	Bravida Holding AB	37,595	389,546
*	Bulten AB	4,729	23,682
	Byggmax Group AB	16,014	83,029
	Catella AB	6,395	14,867
	Cloetta AB, Class B	83,052	426,915
Ω	Coor Service Management Holding AB	12,142	71,989
	Duni AB	2,088	19,232
	Eastnine AB	12,454	59,859
#*	Electrolux AB, Class B	23,136	129,350
#	Elekta AB, Class B	52,511	304,975
	Getinge AB, Class B	9,972	200,755
	Granges AB	50,903	960,720
	Hanza AB	7,820	116,085
*	Hexatronic Group AB	24,995	103,610
	Hexpol AB	40,343	329,355
	Humana AB	10,660	56,271
	Husqvarna AB (HUSQB SS), Class B	43,670	210,375
	Instalco AB	34,568	144,431
#*	International Petroleum Corp. (IPCO CN)	952	26,899
*	International Petroleum Corp. (IPCO SS)	23,523	662,441
	Inwido AB	16,464	251,369
	Kabe Group AB, Class B	128	2,453
*	Karnell Group AB	2,089	15,709
*	Karnov Group AB	4,713	34,349
		Shares	Value»
SWEDEN — (Continued)
	KNOW IT AB	3,314	$28,585
	Lindab International AB	24,204	400,457
	Loomis AB	18,184	846,823
	MEKO AB	3,491	25,691
*	Modern Times Group MTG AB, Class B	19,566	266,133
*	Morrow Bank AB	17,065	23,859
	NCC AB, Class B	22,628	490,174
	Nederman Holding AB	2,139	27,142
	New Wave Group AB, Class B	30,204	317,781
	Nolato AB, Class B	45,704	245,999
*	Norion Bank AB	15,589	89,210
*	Ovzon AB	13,228	77,857
	Peab AB, Class B	48,837	474,470
	Prevas AB, Class B	2,525	22,846
	Proact IT Group AB	6,249	77,045
	Ratos AB, Class B	51,154	181,802
	Rejlers AB	4,772	75,175
	Scandi Standard AB	13,354	216,757
*	Sdiptech AB, Class B	4,994	122,342
*	Sensys Gatso Group AB	2,295	9,784
*Ω	Sinch AB	139,329	442,051
#*	Sivers Semiconductors AB	35,338	147,497
	SkiStar AB	6,564	113,798
	SSAB AB (SSABB SS), Class B	80,020	728,565
	Storskogen Group AB, Class B	339,933	335,893
	Systemair AB	4,846	37,400
#	Troax Group AB	4,125	47,627
	VBG Group AB, Class B	5,465	199,786
*	Vestum AB	17,354	20,301
#*	Vimian Group AB	3,839	12,601
	Vitec Software Group AB, Class B	2,605	72,221
*	Volvo Car AB, Class B	325	778
TOTAL SWEDEN			14,512,719
SWITZERLAND — (5.2%)
	Adecco Group AG	9,008	207,589
	Allreal Holding AG	4,110	1,122,403
	ALSO Holding AG	331	68,261
*	Amrize Ltd.	50,697	2,754,953
*	ams-OSRAM AG	7,213	115,853
*	Aryzta AG	2,935	234,847
	Ascom Holding AG	3,126	21,075

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Autoneum Holding AG	1,237	$180,665
	Avolta AG	19,397	1,071,947
	Banque Cantonale de Geneve	6,250	286,009
	Banque Cantonale Vaudoise	6,965	1,097,507
#	Barry Callebaut AG	445	666,992
	Bell Food Group AG	652	155,506
	Berner Kantonalbank AG	1,473	766,960
	Bossard Holding AG, Class A	761	155,543
	Bucher Industries AG	1,630	647,267
	Calida Holding AG	95	1,908
*	Carlo Gavazzi Holding AG	128	24,649
	Cembra Money Bank AG	7,891	964,576
#*	Cicor Technologies Ltd.	570	100,496
	Cie Financiere Tradition SA, Class BR	719	270,581
	Clariant AG	34,035	350,541
#	Coltene Holding AG	645	38,515
	Cosmo NV	1,366	143,678
	CPH Group AG	125	9,226
	DKSH Holding AG	8,596	656,210
	EFG International AG	30,301	651,949
	Emmi AG	207	216,629
	Flughafen Zurich AG	4,933	1,400,756
	Forbo Holding AG	194	182,767
Ω	Galenica AG	11,811	1,258,337
	Helvetia Baloise Holding AG	23,834	6,534,404
	Huber & Suhner AG	4,114	1,194,825
	Implenia AG	3,965	312,923
	Interroll Holding AG	48	100,542
	Investis Holding SA	877	178,470
#	IVF Hartmann Holding AG	80	13,814
	Julius Baer Group Ltd.	47,004	3,863,583
	Jungfraubahn Holding AG	1,508	527,270
	Landis & Gyr Group AG	4,591	308,390
	Liechtensteinische Landesbank AG	3,370	414,424
	Luzerner Kantonalbank AG	4,501	593,529
Ω	Medmix AG	5,303	56,564
		Shares	Value»
SWITZERLAND — (Continued)
#	Meier Tobler Group AG	1,437	$62,215
	Mikron Holding AG	2,269	47,370
	Mobimo Holding AG	1,687	805,463
*Ω	Montana Aerospace AG	6,067	159,518
	Naturenergie Holding AG	4,333	185,847
	OC Oerlikon Corp. AG Pfaeffikon	36,629	160,231
	Orell Fuessli AG	25	5,285
	Phoenix Mecano AG	199	107,965
*Ω	PolyPeptide Group AG	1,550	75,874
#*	Rieter Holding AG	9,776	40,760
	Sandoz Group AG (SDZ SW)	51,632	4,141,580
*Ω	Sensirion Holding AG	433	37,491
	SFS Group AG	1,096	166,981
	Siegfried Holding AG	3,881	391,429
*	SIG Group AG	47,389	767,906
	Sika AG	7,137	1,316,535
	Sonova Holding AG	5,454	1,195,561
	St. Galler Kantonalbank AG	812	668,119
	Stadler Rail AG	4,919	143,704
	Sulzer AG	2,788	530,691
	Sunrise Communications AG, Class A	6,873	410,010
	Swiss Life Holding AG	160	187,856
	Swiss Prime Site AG	14,564	2,523,878
	Swissquote Group Holding SA	1,368	692,329
	Tecan Group AG	186	28,142
	TX Group AG	411	65,283
	Valiant Holding AG	4,143	962,480
	Vaudoise Assurances Holding SA	279	291,908
	Vetropack Holding AG	2,189	56,789
	Vontobel Holding AG	7,402	627,888
	VP Bank AG, Class A	966	106,521
#	V-ZUG Holding AG	335	17,067
	Walliser Kantonalbank	1,138	224,297
	Zehnder Group AG	1,362	115,040
	Zug Estates Holding AG, Class B	79	240,564
	Zuger Kantonalbank, Class BR	35	519,847
TOTAL SWITZERLAND			48,003,357

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (6.2%)
	91APP, Inc.	7,000	$14,534
	Aaeon Technology, Inc.	4,000	15,520
	Ability Enterprise Co. Ltd.	40,278	101,007
#	AcBel Polytech, Inc.	69,687	106,086
	Acer Cyber Security, Inc.	3,000	15,901
#	Acer, Inc.	554,000	487,103
	ACES Electronic Co. Ltd.	19,323	53,892
	Action Electronics Co. Ltd.	34,000	13,726
	Actron Technology Corp.	2,000	8,705
#	ADATA Technology Co. Ltd.	37,384	534,086
	Adlink Technology, Inc.	6,000	14,316
	Advanced Ceramic X Corp.	3,000	16,417
	Advanced International Multitech Co. Ltd.	17,000	31,718
	Advanced Power Electronics Corp.	4,000	15,250
	Advancetek Enterprise Co. Ltd.	31,000	25,806
	Allied Supreme Corp.	4,000	28,488
	Allmind Holdings Corp.	7,000	9,711
	Alltek Technology Corp.	32,000	52,988
	Alpha Networks, Inc.	15,000	16,081
	Altek Corp.	52,824	68,124
	Ampak Technology, Inc.	5,000	9,909
	Ampire Co. Ltd.	9,000	7,188
#	AmTRAN Technology Co. Ltd.	55,294	73,477
	Anji Technology Co. Ltd.	8,000	8,489
	Apacer Technology, Inc.	19,000	135,462
	APAQ Technology Co. Ltd.	6,000	30,982
	Apex Biotechnology Corp.	14,000	12,640
	Apex Science & Engineering	23,929	8,090
	ARBOR Technology Corp.	9,000	15,080
		Shares	Value»
TAIWAN — (Continued)
	Arcadyan Technology Corp.	13,000	$65,826
	Ardentec Corp.	68,430	429,612
	Arizon RFID Technology Cayman Co. Ltd.	5,000	16,194
	Asia Electronic Material Co. Ltd.	19,000	26,849
#	Asia Optical Co., Inc.	15,000	66,933
	Asia Tech Image, Inc.	13,000	29,726
	ASMedia Technology, Inc.	3,000	131,998
	ASROCK, Inc.	4,000	30,289
	ATE Energy International Co. Ltd.	14,239	10,856
#	AUO Corp. (2409 TT)	801,200	440,581
	Avalue Technology, Inc.	8,000	23,207
	Axiomtek Co. Ltd.	9,000	30,950
	Azurewave Technologies, Inc.	18,000	34,981
	Bafang Yunji International Co. Ltd.	3,000	16,818
	Bank of Kaohsiung Co. Ltd.	213,393	79,912
#*	BES Engineering Corp.	307,737	127,420
*	Bin Chuan Enterprise Co. Ltd.	17,000	31,579
	Bioteque Corp.	3,000	10,952
	Bizlink Holding, Inc.	2,038	182,998
	Brightek Optoelectronic Co. Ltd.	14,000	18,955
	Brighton-Best International Taiwan, Inc.	54,000	57,425
	Capital Futures Corp.	21,902	38,927
	Capital Securities Corp.	211,000	188,131
	Castles Technology Co. Ltd.	11,000	16,642
	Caswell, Inc.	4,000	10,312
	Cathay Real Estate Development Co. Ltd.	93,600	68,852
*	CCP Contact Probes Co. Ltd.	15,455	138,984
	Cenra, Inc.	30,500	30,546
	Central Reinsurance Co. Ltd.	90,556	86,059

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Century Iron & Steel Industrial Co. Ltd.	19,000	$61,027
	Champion Building Materials Co. Ltd.	69,300	18,772
	Chang Hwa Commercial Bank Ltd.	867,145	579,648
	Channel Well Technology Co. Ltd.	23,000	40,822
	Chant Sincere Co. Ltd.	6,000	16,514
	CHC Healthcare Group	20,000	18,442
	CHC Resources Corp.	7,000	15,426
	Chen Full International Co. Ltd.	14,000	28,200
	Cheng Loong Corp.	136,000	75,707
	Cheng Shin Rubber Industry Co. Ltd.	280,000	277,071
	Cheng Uei Precision Industry Co. Ltd.	3,000	3,552
	Chicony Electronics Co. Ltd.	65,000	255,941
	Chicony Power Technology Co. Ltd.	22,000	56,542
	Chien Shing Harbour Service Co. Ltd.	8,000	10,635
	China Airlines Ltd.	264,000	149,624
	China Bills Finance Corp.	142,000	75,337
	China Metal Products	53,000	34,977
	China Steel Chemical Corp.	10,000	24,730
#	China Steel Corp.	1,159,000	688,174
	China Steel Structure Co. Ltd.	7,000	9,464
	China Wire & Cable Co. Ltd.	26,000	26,346
	Chinese Maritime Transport Ltd.	16,710	28,716
	Ching Feng Home Fashions Co. Ltd.	29,196	16,866
	Chin-Poon Industrial Co. Ltd.	54,000	88,337
#	Chipbond Technology Corp.	96,000	500,399
	ChipMOS Technologies, Inc. (8150 TT)	92,344	207,563
	Chlitina Holding Ltd.	5,000	16,846
		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Development Co. Ltd.	42,583	$104,919
	Chun Yuan Steel Industry Co. Ltd.	95,000	74,361
	Chunghwa Precision Test Tech Co. Ltd.	1,000	111,967
	Collins Co. Ltd.	19,000	7,453
#	Compal Electronics, Inc.	871,000	805,207
	Compeq Manufacturing Co. Ltd.	170,000	1,325,650
	Complex Micro Interconnection Co. Ltd.	8,000	9,626
	Concord Securities Co. Ltd.	122,593	76,029
	Continental Holdings Corp.	46,000	30,150
	Contrel Technology Co. Ltd.	15,000	50,078
	Coremax Corp.	7,000	19,011
	Coretronic Corp.	24,000	51,016
	Co-Tech Development Corp.	14,000	178,251
	Coxon Precise Industrial Co. Ltd.	16,000	7,393
	Crowell Development Corp.	38,000	27,001
	Cryomax Cooling System Corp.	14,154	14,313
	CTCI Corp.	27,712	32,302
	CviLux Corp.	14,450	57,548
	CX Technology Co. Ltd.	11,000	9,270
	Cyberlink Corp.	5,000	10,400
	CyberPower Systems, Inc.	7,000	41,686
	Cystech Electronics Corp.	1,180	4,015
	DA CIN Construction Co. Ltd.	44,000	100,388
	Dafeng TV Ltd.	12,000	17,761
	Da-Li Development Co. Ltd.	68,180	98,034
	Darfon Electronics Corp.	37,000	31,359
	Darwin Precisions Corp.	12,400	5,056
	De Licacy Industrial Co. Ltd.	46,980	14,884

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Delpha Construction Co. Ltd.	49,000	$32,313
	Depo Auto Parts Ind Co. Ltd.	20,000	79,237
	Dimerco Express Corp.	17,850	44,007
	Donpon Precision, Inc.	9,800	14,520
	Draytek Corp.	12,000	9,233
	Dynapack International Technology Corp.	8,000	93,382
#	E Ink Holdings, Inc.	96,000	422,426
#	Eastech Holding Ltd.	6,000	14,578
	Eastern Media International Corp.	49,000	31,448
	Eclat Textile Co. Ltd.	11,000	116,863
	ECOVE Environment Corp.	3,000	27,369
	Edimax Technology Co. Ltd.	32,000	14,864
	Edison Opto Corp.	28,000	20,765
*	Edom Technology Co. Ltd.	38,000	46,359
	E-Lead Electronic Co. Ltd.	9,000	15,761
	Emerging Display Technologies Corp.	13,000	9,416
	Ennoconn Corp.	11,000	112,989
	EnTie Commercial Bank Co. Ltd.	74,000	31,937
	EOI Investment Holdings Co. Ltd.	16,000	9,868
	Episil-Precision, Inc.	13,000	37,449
	Eson Precision Ind Co. Ltd.	16,000	54,102
	Eternal Materials Co. Ltd.	67,950	171,102
	Eurocharm Holdings Co. Ltd.	7,000	36,882
	Eva Airways Corp.	355,648	376,652
	Evergreen International Storage & Transport Corp.	46,500	70,142
	EVERGREEN Steel Corp.	28,000	86,569
#	Everlight Chemical Industrial Corp.	81,450	148,479
	Everlight Electronics Co. Ltd.	86,000	193,920
	Excelsior Medical Co. Ltd.	30,885	69,638
		Shares	Value»
TAIWAN — (Continued)
	Far Eastern Department Stores Ltd.	193,000	$135,598
	Far Eastern International Bank	538,372	208,751
	Far Eastern New Century Corp.	470,000	383,673
	Faraday Technology Corp.	8,000	43,194
	Farglory F T Z Investment Holding Co. Ltd.	9,630	14,157
	Farglory Land Development Co. Ltd.	52,000	113,124
	Feedback Technology Corp.	9,072	55,803
	Feng Hsin Steel Co. Ltd.	57,000	109,660
	Feng TAY Enterprise Co. Ltd.	54,000	120,284
	Firich Enterprises Co. Ltd.	22,000	15,625
	First Copper Technology Co. Ltd.	18,000	21,514
	First Insurance Co. Ltd.	37,000	30,542
*	Fittech Co. Ltd.	5,254	25,545
	Flytech Technology Co. Ltd.	14,000	48,221
	Forcecon Tech Co. Ltd.	8,000	24,126
	Forcelead Technology Corp.	3,000	16,620
	Formosa Advanced Technologies Co. Ltd.	12,000	23,484
	Formosa Laboratories, Inc.	5,322	9,124
	Formosa Optical Technology Co. Ltd.	7,000	21,644
	Formosa Sumco Technology Corp.	12,000	73,026
	Formosan Union Chemical Corp.	58,179	34,307
	Founding Construction & Development Co. Ltd.	24,000	10,859
	Foxsemicon Integrated Technology, Inc.	7,000	69,575

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Franbo Lines Corp.	22,000	$11,994
	Froch Enterprise Co. Ltd.	18,000	9,103
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	33,655
	Fu Hua Innovation Co. Ltd.	59,911	26,319
	Fulgent Sun International Holding Co. Ltd.	23,945	59,009
#*	Fulltech Fiber Glass Corp.	90,552	320,469
	Fusheng Precision Co. Ltd.	14,000	111,514
	G Shank Enterprise Co. Ltd.	16,296	61,248
	Gamania Digital Entertainment Co. Ltd.	1,000	1,251
	GEM Services, Inc.	11,000	32,282
	Gemtek Technology Corp.	47,000	51,427
*	General Interface Solution GIS Holding Ltd.	17,000	41,460
	General Plastic Industrial Co. Ltd.	13,000	8,431
	Genius Electronic Optical Co. Ltd.	6,000	97,475
	Genmont Biotech, Inc.	14,000	7,868
	Genovate Biotechnology Co. Ltd.	14,518	12,656
	GeoVision, Inc.	8,900	15,286
	Getac Holdings Corp.	33,000	102,263
#	Gigabyte Technology Co. Ltd.	43,000	374,433
*	Gigastorage Corp.	46,000	44,969
#	Global Brands Manufacture Ltd.	74,254	236,279
	Global Mixed Mode Technology, Inc.	8,000	64,033
	Global PMX Co. Ltd.	8,000	34,256
	Globaltek Fabrication Co. Ltd.	6,000	12,849
#	Globalwafers Co. Ltd.	32,000	601,304
	Gloria Material Technology Corp.	20,000	20,411
	GMI Technology, Inc.	17,844	23,180
		Shares	Value»
TAIWAN — (Continued)
	Goldsun Building Materials Co. Ltd.	101,520	$113,144
	Good Will Instrument Co. Ltd.	16,000	29,185
#	Gordon Auto Body Parts	33,000	29,546
	Gourmet Master Co. Ltd.	16,000	32,205
	Grand Fortune Securities Co. Ltd.	45,139	22,049
	Grape King Bio Ltd.	15,000	53,326
	Great Wall Enterprise Co. Ltd.	94,000	158,607
	Greatek Electronics, Inc.	31,000	83,166
	GTM Holdings Corp.	21,000	19,636
*	Hai Kwang Enterprise Corp.	17,136	7,651
	Hanpin Electron Co. Ltd.	8,000	13,239
*	Harvatek Corp.	29,000	23,267
	Heran Co. Ltd.	6,000	9,938
	Hey Song Corp.	61,000	68,058
	Highlight Tech Corp.	6,400	16,369
	Highwealth Construction Corp.	97,355	123,529
*	Hitron Technology, Inc.	14,000	13,513
#	Hiwin Technologies Corp.	21,000	210,458
	Hiyes International Co. Ltd.	7,136	16,031
	Hocheng Corp.	45,920	25,457
	Holy Stone Enterprise Co. Ltd.	15,000	102,766
	Hong Pu Real Estate Development Co. Ltd.	47,000	31,994
	Hong TAI Electric Industrial	39,000	44,131
	Hotai Motor Co. Ltd.	8,000	120,776
	Hsin Kuang Steel Co. Ltd.	18,000	23,093
	Hu Lane Associate, Inc.	13,228	45,092
	HUA ENG Wire & Cable Co. Ltd.	52,000	54,256
	Hua Yu Lien Development Co. Ltd.	16,000	25,247
	Huaku Development Co. Ltd.	48,510	193,217

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Huang Hsiang Construction Corp.	9,934	$11,775
	Hung Ching Development & Construction Co. Ltd.	23,000	24,956
	Hung Sheng Construction Ltd.	88,352	53,200
	Huxen Corp.	7,000	10,028
	Hwa Fong Rubber Industrial Co. Ltd.	25,117	11,408
#	Hwacom Systems, Inc.	18,000	31,970
	Ibase Technology, Inc.	5,000	6,603
	IBF Financial Holdings Co. Ltd.	543,535	249,240
#	Ichia Technologies, Inc.	56,000	126,815
	Innolux Corp.	1,312,663	1,002,956
	Inpaq Technology Co. Ltd.	17,000	41,132
	Integrated Service Technology, Inc.	9,031	57,576
#	Inventec Corp.	204,000	298,867
	Iron Force Industrial Co. Ltd.	8,148	22,615
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	24,149
	ITE Technology, Inc.	14,000	55,342
	ITEQ Corp.	34,000	295,289
	Jean Co. Ltd.	56,615	32,686
	Jetway Information Co. Ltd.	6,750	8,955
	Jia Wei Lifestyle, Inc.	7,350	7,048
	Jih Lin Technology Co. Ltd.	13,000	22,791
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	23,789
#	Jinan Acetate Chemical Co. Ltd.	44,000	59,215
	Johnson Health Tech Co. Ltd.	12,000	46,531
	K Laser Technology, Inc.	43,000	23,010
	Kedge Construction Co. Ltd.	11,077	29,572
	Kenda Rubber Industrial Co. Ltd.	41,000	22,397
	Kerry TJ Logistics Co. Ltd.	20,000	19,095
	KGI Financial Holding Co. Ltd.	1,230,270	838,488
		Shares	Value»
TAIWAN — (Continued)
	Kindom Development Co. Ltd.	70,730	$65,931
	King Chou Marine Technology Co. Ltd.	10,200	15,199
	King Polytechnic Engineering Co. Ltd.	14,000	21,834
*	King's Town Construction Co. Ltd.	27,000	31,413
*	Kinko Optical Co. Ltd.	36,769	73,955
	Kinpo Electronics	221,000	195,350
#	Kinsus Interconnect Technology Corp.	53,515	909,134
	KMC Kuei Meng International, Inc.	6,000	15,351
	KS Terminals, Inc.	9,000	15,705
	Kung Long Batteries Industrial Co. Ltd.	3,000	11,664
*	Kung Sing Engineering Corp.	74,426	26,756
	Kuo Toong International Co. Ltd.	19,551	31,303
	Kwong Lung Enterprise Co. Ltd.	21,000	31,369
	Lanner Electronics, Inc.	10,000	25,541
	Largan Precision Co. Ltd. (3008 TT)	6,000	481,787
	Laser Tek Taiwan Co. Ltd.	8,000	16,545
	Leadtrend Technology Corp.	7,501	14,619
	Lelon Electronics Corp.	18,508	104,800
	Lemtech Holdings Co. Ltd.	5,250	13,692
	Leo Systems, Inc.	10,000	10,398
*	Leofoo Development Co. Ltd.	17,000	8,948
	Lingsen Precision Industries Ltd.	45,000	42,752
	Lion Travel Service Co. Ltd.	9,000	45,257
	Liton Technology Corp.	9,000	18,046
	Long Da Construction & Development Corp.	42,000	43,215
	Longwell Co.	11,000	101,638

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lotus Pharmaceutical Co. Ltd.	11,000	$77,175
	Lucky Cement Corp.	46,000	21,149
	Lumax International Corp. Ltd.	13,500	49,403
*	Lung Yen Life Service Corp.	30,000	41,911
	M3 Technology, Inc.	9,000	25,398
*	Macronix International Co. Ltd.	251,000	1,254,476
	Materials Analysis Technology, Inc.	6,134	64,779
	Mayer Steel Pipe Corp.	32,400	22,693
	Merida Industry Co. Ltd.	19,000	34,981
	Merry Electronics Co. Ltd.	24,046	65,935
	METAAGE Corp.	8,000	11,663
#	Micro-Star International Co. Ltd.	89,000	276,408
	Mildef Crete, Inc.	10,000	33,309
	MIN AIK Technology Co. Ltd.	44,000	39,135
	Motech Industries, Inc.	20,000	17,452
	MSSCORPS Co. Ltd.	4,320	117,624
	Nak Sealing Technologies Corp.	10,000	36,968
	Namchow Holdings Co. Ltd.	11,000	12,207
	Nan Kang Rubber Tire Co. Ltd.	43,000	45,507
	Nan Pao Resins Chemical Co. Ltd.	3,000	34,161
	Nan Ya Plastics Corp.	136,000	390,372
#*	Nanya Technology Corp.	186,000	1,316,762
	Netronix, Inc.	8,000	22,380
	New Best Wire Industrial Co. Ltd.	19,000	17,291
	Niko Semiconductor Co. Ltd.	20,570	36,797
	Nova Technology Corp.	3,000	21,808
	Nuvoton Technology Corp.	8,000	37,871
	O-Bank Co. Ltd.	224,375	71,558
	Optimax Technology Corp.	35,000	31,625
	Orient Semiconductor Electronics Ltd.	54,000	95,257
		Shares	Value»
TAIWAN — (Continued)
	O-TA Precision Industry Co. Ltd.	8,000	$17,369
	Pacific Hospital Supply Co. Ltd.	6,000	15,048
	Paiho Shih Holdings Corp.	16,800	8,965
	Pan German Universal Motors Ltd.	4,000	26,889
	Pan Jit International, Inc.	43,000	139,117
#	Pan-International Industrial Corp.	67,000	106,275
	Panion & BF Biotech, Inc.	7,000	15,105
	Parade Technologies Ltd.	1,000	18,469
	Parpro Corp.	17,000	33,470
	Pegatron Corp.	196,000	512,784
	Pegavision Corp.	7,000	62,185
	PharmaEngine, Inc.	12,000	20,897
	Phoenix Silicon International Corp.	11,000	87,183
	Pixart Imaging, Inc.	19,000	126,914
	Posiflex Technology, Inc.	10,000	58,665
*	Powerchip Semiconductor Manufacturing Corp.	362,000	613,732
	Powertech Technology, Inc.	123,000	806,684
	President Securities Corp.	183,098	207,413
	Primax Electronics Ltd.	69,000	160,351
	Prince Housing & Development Corp.	58,000	14,668
	Promate Electronic Co. Ltd.	31,199	47,453
	PSS Co. Ltd.	4,000	18,367
	Qisda Corp.	116,040	88,502
	QST International Corp.	14,324	20,614
	Qualipoly Chemical Corp.	18,900	112,257
	Quang Viet Enterprise Co. Ltd.	5,000	8,833
	Quanta Storage, Inc.	10,000	26,759
#	Radiant Opto-Electronics Corp.	80,000	253,284

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Radium Life Tech Co. Ltd.	168,209	$55,180
	Raydium Semiconductor Corp.	7,000	52,264
	Rechi Precision Co. Ltd.	59,000	42,785
	Rexon Industrial Corp. Ltd.	20,000	13,924
	Rich Development Co. Ltd.	89,990	20,896
*	Ritek Corp.	110,724	43,789
	Sampo Corp.	58,800	42,500
	San Fang Chemical Industry Co. Ltd.	36,000	36,190
	Sanyang Motor Co. Ltd.	59,000	103,520
	Savior Lifetec Corp.	58,000	34,760
	ScinoPharm Taiwan Ltd.	40,000	25,703
	SciVision Biotech, Inc.	6,000	11,003
	SDI Corp.	14,000	68,339
	Sea Sonic Electronics Co. Ltd.	8,000	16,402
	Securitag Assembly Group Co. Ltd.	4,000	14,810
	Senao International Co. Ltd.	22,000	20,547
	Senao Networks, Inc.	5,815	19,943
	Sensortek Technology Corp.	3,000	14,416
	Sercomm Corp.	21,000	51,042
	Sesoda Corp.	29,000	38,432
	Shanghai Commercial & Savings Bank Ltd.	338,000	417,032
	Sharehope Medicine Co. Ltd.	12,639	8,614
#	ShenMao Technology, Inc.	22,000	76,451
	Shih Her Technologies, Inc.	10,733	67,527
*	Shih Wei Navigation Co. Ltd.	61,790	29,722
	Shihlin Electric & Engineering Corp.	12,000	72,530
	Shin Ruenn Development Co. Ltd.	21,000	26,579
	Shin Zu Shing Co. Ltd.	6,926	45,634
		Shares	Value»
TAIWAN — (Continued)
	Shinkong Insurance Co. Ltd.	36,000	$151,128
	Sigurd Microelectronics Corp.	76,046	438,772
	Silergy Corp.	22,000	301,088
	Simplo Technology Co. Ltd.	22,000	249,748
	Sincere Navigation Corp.	62,830	69,294
	Sinmag Equipment Corp.	4,000	15,553
	Sino-American Silicon Products, Inc.	55,000	238,140
	Sinon Corp.	64,000	85,326
	SinoPac Financial Holdings Co. Ltd.	183,150	179,462
	Sinphar Pharmaceutical Co. Ltd.	27,216	27,076
	Sinyi Realty, Inc.	21,000	13,282
	Sitronix Technology Corp.	8,000	58,662
	Siward Crystal Technology Co. Ltd.	33,000	41,672
	Solar Applied Materials Technology Corp.	35,000	185,868
	Solteam, Inc.	12,197	17,393
	Sonix Technology Co. Ltd.	16,000	21,367
	Speed Tech Corp.	13,210	15,306
	Sports Gear Co. Ltd.	24,000	59,506
	St. Shine Optical Co. Ltd.	6,000	19,751
	Standard Chemical & Pharmaceutical Co. Ltd.	10,000	19,310
	Standard Foods Corp.	1,000	915
*	Starlux Airlines Co. Ltd.	144,000	92,094
	STL Technology Co. Ltd.	3,000	15,420
	Sun Max Tech Ltd.	7,331	13,299
	Sunjuice Holdings Co. Ltd.	3,000	15,293
	Sunny Friend Environmental Technology Co. Ltd.	10,000	23,677

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunplus Innovation Technology, Inc.	6,000	$31,367
*	Sunplus Technology Co. Ltd.	35,000	26,985
	Sunrex Technology Corp.	31,685	40,720
	Superalloy Industrial Co. Ltd.	15,000	19,720
	Supreme Electronics Co. Ltd.	78,340	205,843
	Sweeten Real Estate Development Co. Ltd.	51,417	37,310
	Symtek Automation Asia Co. Ltd.	7,269	41,027
	Syncmold Enterprise Corp.	3,000	8,494
	Synmosa Biopharma Corp.	24,411	23,825
	Synnex Technology International Corp.	62,000	162,529
	Syscom Computer Engineering Co.	10,000	17,036
	Systex Corp.	32,000	122,334
#	TA Chen Stainless Pipe	322,146	385,455
	Ta Ya Electric Wire & Cable	76,090	77,990
	TA-I Technology Co. Ltd.	10,000	21,808
	Tai Tung Communication Co. Ltd.	18,689	11,499
	Taichung Commercial Bank Co. Ltd.	772,546	484,409
	TaiDoc Technology Corp.	7,000	27,716
	Taiflex Scientific Co. Ltd.	38,136	166,524
	Taimide Tech, Inc.	15,000	50,254
	Tainan Enterprises Co. Ltd.	14,000	9,434
	TaiSol Electronics Co. Ltd.	10,000	23,728
	Taita Chemical Co. Ltd.	52,132	34,275
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	53,210
	Taiwan Business Bank	1,452,602	752,048
	Taiwan Cogeneration Corp.	81,000	113,562
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Cooperative Financial Holding Co. Ltd.	623,000	$451,992
	Taiwan Fire & Marine Insurance Co. Ltd.	33,600	55,658
	Taiwan FU Hsing Industrial Co. Ltd.	31,200	43,397
#*	Taiwan Glass Industry Corp.	173,000	374,255
	Taiwan Hon Chuan Enterprise Co. Ltd.	37,311	131,915
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	16,147	20,480
††	Taiwan Land Development Corp.	129,466	2,053
	Taiwan Line Tek Electronic	10,300	6,915
*	Taiwan Mask Corp.	21,743	32,596
	Taiwan Navigation Co. Ltd.	52,000	48,337
	Taiwan Paiho Ltd.	52,000	72,967
	Taiwan PCB Techvest Co. Ltd.	48,000	55,301
	Taiwan Sakura Corp.	8,000	21,051
	Taiwan Sanyo Electric Co. Ltd.	5,000	5,025
	Taiwan Semiconductor Co. Ltd.	10,000	20,278
	Taiwan Surface Mounting Technology Corp.	31,000	166,144
	Taiyen Biotech Co. Ltd.	28,000	28,143
	Tatung Co. Ltd.	102,000	97,842
#	TCC Group Holdings Co. Ltd.	676,000	524,487
	TCI Co. Ltd.	9,000	33,871
#	Teco Electric & Machinery Co. Ltd.	158,000	317,986
	Test Research, Inc.	6,000	65,831
	Test Rite International Co. Ltd.	44,000	28,705
	Thinking Electronic Industrial Co. Ltd.	5,000	27,926
	Thye Ming Industrial Co. Ltd.	14,343	31,011
	Ton Yi Industrial Corp.	170,000	94,340
	Tong Hsing Electronic Industries Ltd.	27,460	151,630

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tong Yang Industry Co. Ltd.	36,000	$85,617
	Tong-Tai Machine & Tool Co. Ltd.	17,000	19,966
	Top Union Electronics Corp.	20,326	17,954
	Topco Technologies Corp.	8,999	32,758
	Topkey Corp.	12,000	56,754
#	Topoint Technology Co. Ltd.	23,364	304,715
	Transcend Information, Inc.	27,000	219,579
#	Trigold Holdings Ltd.	13,000	34,395
	Tripod Technology Corp.	14,000	201,701
	TS Financial Holding Co. Ltd (2887 TT)	3,303,413	2,491,815
	TSC Auto ID Technology Co. Ltd.	4,399	26,188
	TSRC Corp.	11,000	6,851
	TTY Biopharm Co. Ltd.	22,000	51,637
	Tung Ho Steel Enterprise Corp.	84,190	173,516
	TURVO International Co. Ltd.	5,000	48,085
	TXC Corp.	27,000	131,231
	TYC Brother Industrial Co. Ltd.	42,000	41,340
	Tyntek Corp.	44,000	81,167
	UDE Corp.	10,000	43,163
	U-Ming Marine Transport Corp.	84,000	161,303
	Unic Technology Corp.	29,000	29,210
	Unimicron Technology Corp.	31,022	881,128
	Union Bank of Taiwan	325,568	205,842
	Union Insurance Co. Ltd.	12,000	11,457
	Uni-President Enterprises Corp.	109,000	238,750
	Unitech Computer Co. Ltd.	20,000	29,014
	Unitech Printed Circuit Board Corp.	126,047	233,864
	United Alloy-Tech Co.	12,419	29,090
	United Orthopedic Corp.	10,000	31,298
	United Radiant Technology	21,000	14,877
		Shares	Value»
TAIWAN — (Continued)
	Univacco Technology, Inc.	11,000	$17,158
	Universal Cement Corp.	80,136	72,086
	Universal Vision Biotechnology Co. Ltd.	4,000	17,322
	UPI Semiconductor Corp.	3,000	16,313
	Utechzone Co. Ltd.	2,000	15,535
	Value Valves Co. Ltd.	4,000	10,030
	Ve Wong Corp.	16,000	22,082
	Ventec International Group Co. Ltd.	10,000	69,974
	Visco Vision, Inc.	8,000	57,427
	Vizionfocus, Inc.	3,000	17,873
#*	Wafer Works Corp.	98,068	126,514
	Waffer Technology Corp.	13,000	17,975
	Wah Hong Industrial Corp.	15,000	31,847
	Wah Lee Industrial Corp.	34,680	146,358
	Walsin Lihwa Corp.	40,800	39,107
#	Wan Hai Lines Ltd.	115,000	270,902
*	WEI Chih Steel Industrial Co. Ltd.	31,000	17,175
	Weikeng Industrial Co. Ltd.	71,661	81,474
	Well Shin Technology Co. Ltd.	18,000	26,742
	Welldone Co.	8,000	13,191
	WELLELL, Inc.	9,000	6,346
	Weltrend Semiconductor	10,000	23,172
	Win Semiconductors Corp.	45,000	779,242
	Winbond Electronics Corp.	581,250	1,714,830
	Winstek Semiconductor Co. Ltd.	9,000	48,509
	Wisdom Marine Lines Co. Ltd.	86,000	195,082
	WITS Corp.	5,000	19,056
	WNC Corp.	24,000	165,232
	Wonderful Hi-Tech Co. Ltd.	11,000	24,557
	WPG Holdings Ltd.	280,000	897,203
#	WT Microelectronics Co. Ltd.	98,000	636,747
	XAC Automation Corp.	19,000	16,444

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Xxentria Technology Materials Corp.	19,000	$25,621
	Ya Horng Electronic Co. Ltd.	9,000	14,333
	Yageo Corp.	12,004	122,389
	YC INOX Co. Ltd.	47,249	31,868
	Yea Shin International Development Co. Ltd.	42,022	34,518
	Yem Chio Co. Ltd.	94,197	39,428
	YFC-Boneagle Electric Co. Ltd.	15,639	14,653
	Youngtek Electronics Corp.	24,000	69,827
	Yuanta Futures Co. Ltd.	12,213	38,388
	Yuen Foong Yu Consumer Products Co. Ltd.	9,000	11,243
	Yulon Motor Co. Ltd.	87,264	74,970
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,069
	YungShin Global Holding Corp.	29,000	50,866
	Zeng Hsing Industrial Co. Ltd.	9,669	28,190
	Zenitron Corp.	27,000	59,114
	Zero One Technology Co. Ltd.	8,000	25,969
#	Zhen Ding Technology Holding Ltd.	119,000	1,605,579
	ZillTek Technology Corp.	3,000	27,521
	Zippy Technology Corp.	9,000	15,607
	Zyxel Group Corp.	57,488	64,310
TOTAL TAIWAN			56,552,606
THAILAND — (0.3%)
	Allianz Ayudhya Capital PCL	11,000	13,000
	Amata Corp. PCL	95,200	60,410
	AP Thailand PCL	357,200	94,496
	Asian Insulators PCL	77,450	6,932
	Asian Sea Corp. PCL	38,500	8,439
	Asset World Corp. PCL	930,200	60,209
	Bangchak Corp. PCL	151,700	166,582
	Bangkok Land PCL	1,885,500	24,934
		Shares	Value»
THAILAND — (Continued)
	Bangkok Life Assurance PCL, NVDR	48,100	$29,407
	Bangkok Ranch PCL	119,400	6,082
	Banpu PCL	1,265,532	229,422
	Berli Jucker PCL	134,900	58,488
	Betagro PCL	41,200	28,453
	BKI Holdings PCL	16,100	160,827
	Cal-Comp Electronics Thailand PCL, Class F	234,044	43,982
	Cotto F	308,500	1,798
	Dhipaya Group Holdings PCL	53,400	34,051
#	Dohome PCL	201,864	20,895
	Eastern Polymer Group PCL	177,600	19,351
	Frasers Property Thailand PCL	48,300	9,339
	GFPT PCL	201,900	56,856
	Gunkul Engineering PCL	455,300	40,915
	Hana Microelectronics PCL	26,200	26,749
#	IRPC PCL	1,388,500	90,681
	KGI Securities Thailand PCL	250,300	30,893
	Kiatnakin Phatra Bank PCL	38,600	93,650
	Lalin Property PCL	107,600	14,587
	Lam Soon Thailand PCL	56,200	8,000
	Major Cineplex Group PCL	98,500	20,244
	MK Restaurants Group PCL	68,600	40,020
	Northeast Rubber PCL	327,400	47,081
	Polyplex Thailand PCL	85,200	25,600
	Precious Shipping PCL	122,800	25,591
	Prima Marine PCL	195,700	53,462
*	Property Perfect PCL	2,489,056	3,057
	PTT Global Chemical PCL	26,800	32,581
	Quality Houses PCL	813,000	33,728
#	Regional Container Lines PCL	59,800	56,353
	Rojana Industrial Park PCL	220,300	31,604
	S Hotels & Resorts PCL	142,900	6,982
	Samart Corp. PCL	50,300	8,038

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sansiri PCL	2,197,100	$94,554
	SC Asset Corp. PCL	352,300	21,621
	SCG Packaging PCL	58,000	44,715
	Siamgas & Petrochemicals PCL	83,800	21,846
	SPCG PCL	88,600	24,069
	Sri Trang Agro-Industry PCL	42,000	22,949
	Sri Trang Gloves Thailand PCL	179,000	56,466
	Srithai Superware PCL	235,400	7,369
	Star Petroleum Refining PCL	181,300	40,982
*	STP & I PCL	130,100	16,069
	Supalai PCL	197,025	98,078
*	Super Energy Corp. PCL	5,131,000	17,417
*	Tata Steel Thailand PCL	749,600	17,314
	Thai Oil PCL	203,910	301,532
	Thai Union Group PCL	292,300	103,318
*	Thaicom PCL	68,300	24,331
	Thoresen Thai Agencies PCL	235,800	36,035
	TPI Polene PCL	1,007,800	26,600
*	Vanachai Group PCL	89,800	5,557
TOTAL THAILAND			2,804,591
TURKEY — (0.2%)
	Akcansa Cimento AS	6,916	32,729
	Aksa Akrilik Kimya Sanayii AS	49,968	11,719
*	Aksa Enerji Uretim AS	31,660	57,685
	Albaraka Turk Katilim Bankasi AS	310,912	57,822
	Anadolu Anonim Turk Sigorta Sirketi	52,744	33,735
	Anadolu Efes Biracilik Ve Malt Sanayii AS	53,921	22,684
*	Arcelik AS	7,042	17,451
*	Bera Holding AS	65,419	24,707
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	2,327	28,177
	Bursa Cimento Fabrikasi AS	156,049	21,166
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	16,797
		Shares	Value»
TURKEY — (Continued)
	Cimsa Cimento Sanayi VE Ticaret AS	42,458	$54,239
	Dogan Sirketler Grubu Holding AS	117,724	59,253
	Dogus Otomotiv Servis ve Ticaret AS	14,021	56,022
	EGE Gubre Sanayii AS	6,907	19,402
*	Esenboga Elektrik Uretim AS	99,076	8,212
	Global Yatirim Holding AS	225,200	76,224
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	37,167	17,745
	Is Yatirim Menkul Degerler AS	30,125	28,225
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	64,988	50,922
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	170,857	146,064
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,110	18,384
*	Kayseri Seker Fabrikasi AS	215,417	22,601
*	Naturel Yenilenebilir Enerji Ticaret AS	100,670	15,630
*	NET Holding AS	18,466	15,687
	Nuh Cimento Sanayi AS	1,687	9,253
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	156,277	23,747
*	Orge Enerji Elektrik Taahhut AS	6,233	11,807
*	Pegasus Hava Tasimaciligi AS	28,950	115,598
	Penta Teknoloji Urunleri Dagitim Ticaret AS	40,375	12,787
*	Reysas Tasimacilik ve Lojistik Ticaret AS	60,744	26,887
	Sekerbank Turk AS	257,072	69,839

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Tekfen Holding AS	12,587	$39,662
*	Tukas Gida Sanayi ve Ticaret AS	565,499	32,075
	Turkiye Sigorta AS	172,306	53,716
	Ulker Biskuvi Sanayi AS	23,724	65,100
*	Zorlu Enerji Elektrik Uretim AS	195,804	13,261
TOTAL TURKEY			1,387,014
UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi National Hotels	238,538	24,050
*	Abu Dhabi Ports Co. PJSC	107,130	126,687
	ADNOC Logistics & Services	46,538	74,350
	Agthia Group PJSC	38,410	38,986
	Ajman Bank PJSC	97,467	38,168
	Aldar Properties PJSC	131,401	276,350
	Amanat Holdings PJSC	220,573	76,831
*	Bank of Sharjah	73,344	24,760
	Dana Gas PJSC	738,561	180,948
	Deyaar Development PJSC	239,303	53,538
	Dubai Investments PJSC	448,790	495,770
	Dubai Islamic Bank PJSC	340,966	663,599
	Emaar Development PJSC	112,658	447,597
	Emaar Properties PJSC	9,451	30,432
*	EMSTEEL Building Materials PJSC	134,147	40,148
*	Modon Holding PSC	13,996	11,179
	National Central Cooling Co. PJSC	71,327	52,746
	NMDC Group PJSC	16,567	86,417
	Pure Health Holding PJSC	68,922	39,974
*	RAK Properties PJSC	190,074	55,408
	Ras Al Khaimah Ceramics PJSC	90,792	59,904
	Sharjah Islamic Bank	84,403	68,000
*	Union Properties PJSC	403,416	79,726
TOTAL UNITED ARAB EMIRATES			3,045,568
		Shares	Value»
UNITED KINGDOM — (7.6%)
	Advanced Medical Solutions Group PLC	25,528	$85,011
*	Afentra PLC	36,874	38,561
	AG Barr PLC	15,726	137,730
	Ashmore Group PLC	40,278	113,966
	Ashtead Technology Holdings PLC	2,857	18,488
	Atalaya Mining Copper SA	19,905	201,226
*	Auction Technology Group PLC	5,309	25,476
	Aviva PLC	42,911	363,936
	B&M European Value Retail PLC	68,299	156,064
	Balfour Beatty PLC	184,807	2,053,540
	Barratt Redrow PLC	1,141	3,886
	Beazley PLC	157,760	2,740,194
	Bellway PLC	7,165	185,802
	Berkeley Group Holdings PLC	13,400	583,428
	Bloomsbury Publishing PLC	23,004	191,049
	Bodycote PLC	6,800	63,149
	Breedon Group PLC	68,810	287,229
	Brooks Macdonald Group PLC	3,527	66,442
	BTG Consulting PLC	2,192	3,565
	Bunzl PLC	30,814	1,015,815
	C&C Group PLC	70,802	113,683
	Canal & SA	175,700	548,458
*	Capita PLC	1,472	5,779
	Capital Ltd.	44,660	69,541
*	Capricorn Energy PLC	13,317	56,277
	Card Factory PLC	91,534	84,086
	Castings PLC	4,281	15,515
	Centaur Media PLC	1,710	254
	Central Asia Metals PLC	34,290	68,076
	Centrica PLC	1,652,534	4,826,625
	Chemring Group PLC	70,434	499,377
	Chesnara PLC	45,670	189,964
*	Close Brothers Group PLC	11,462	69,047
Ω	CMC Markets PLC	23,524	118,247
	Costain Group PLC	73,709	186,212
	Cranswick PLC	6,023	440,912
	Croda International PLC	13,357	518,069
	Currys PLC	618,346	1,052,715
	DCC PLC	18,290	1,378,573
*	DFS Furniture PLC	52,954	89,822

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	DiscoverIE Group PLC	24,510	$217,736
	dotdigital group PLC	34,857	22,126
	Dr. Martens PLC	101,904	86,037
	Drax Group PLC	112,465	1,353,161
	easyJet PLC	72,083	345,014
	Elementis PLC	99,215	199,696
	Endeavour Mining PLC	22,096	1,272,406
	EnQuest PLC	335,083	95,687
	Essentra PLC	28,329	31,542
	Everplay Group PLC	8,973	32,002
	Firstgroup PLC	245,111	543,065
Ω	Forterra PLC	32,543	69,804
	Foxtons Group PLC	69,434	40,626
*	Frasers Group PLC	10,215	90,997
	Fresnillo PLC	51,284	2,264,535
*	Frontier Developments PLC	3,815	16,115
	Fuller Smith & Turner PLC, Class A	11,027	96,938
	Future PLC	5,257	24,023
	Galliford Try Holdings PLC	632	4,503
*	Gaming Realms PLC	48,780	22,511
	Gamma Communications PLC	10,661	130,850
	Genuit Group PLC	68,897	242,821
*	Georgia Capital PLC	13,296	708,359
	Gooch & Housego PLC	4,041	50,650
	Goodwin PLC	300	46,684
	Grafton Group PLC, CDI	62,324	745,919
	Grainger PLC	7,382	16,123
	Greencore Group PLC	66,402	13,584
	Greencore Group PLC GNC LN	188,692	647,336
	Greggs PLC	1,004	20,772
*	Griffin Mining Ltd.	5,698	23,939
	Gulf Keystone Petroleum Ltd.	119,124	321,809
*	Gulf Marine Services PLC	55,013	14,325
*Ω	Gym Group PLC	57,218	138,101
	Halfords Group PLC	42,184	83,601
	Harbour Energy PLC	20,829	82,833
	Hargreaves Services PLC	7,040	75,903
	Harworth Group PLC	35,731	65,036
	Helical PLC	20,917	54,409
	Henry Boot PLC	16,735	37,104
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hikma Pharmaceuticals PLC	25,509	$485,002
	Hill & Smith PLC	39	1,371
	Hilton Food Group PLC	3,930	28,836
	Hiscox Ltd.	87,828	1,848,098
	Hochschild Mining PLC	102,345	873,777
Ω	Hostelworld Group PLC	6,358	9,188
	Hunting PLC	40,907	282,984
Ω	Ibstock PLC	92,007	128,160
	IG Group Holdings PLC	22,586	461,547
	Inchcape PLC	83,863	946,162
	Investec PLC	196,592	1,690,042
	Ithaca Energy PLC	47,669	174,402
	ITV PLC	958,370	1,042,839
#	J D Wetherspoon PLC	14,617	117,055
	J Sainsbury PLC	531,830	2,376,455
*	James Fisher & Sons PLC	12,277	76,094
	JD Sports Fashion PLC	289,324	265,601
	JET2 PLC	2,505	37,186
	Johnson Matthey PLC	36,697	1,036,478
	Johnson Service Group PLC	111,790	195,314
	Jupiter Fund Management PLC	120,501	248,854
	Keller Group PLC	36,172	1,099,525
	Kier Group PLC	121,707	338,703
	Kingfisher PLC	563,532	2,215,979
	Knights Group Holdings PLC	8,419	18,983
	Lancashire Holdings Ltd.	70,702	552,200
	Lion Finance Group PLC	13,268	1,988,413
	Liontrust Asset Management PLC	4,124	14,834
	London Investment Group PLC	9,126	51,288
	LSL Property Services PLC	8,339	25,162
	Macfarlane Group PLC	21,694	18,564
	Man Group PLC	249,859	863,351
	Marks & Spencer Group PLC	447,168	2,011,790
	Marshalls PLC	518	919

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Marston's PLC	333,418	$234,243
	Me Group International PLC	12,058	24,020
	Mears Group PLC	33,511	180,641
	Melrose Industries PLC	104,590	686,348
*	Mitchells & Butlers PLC	157,866	536,630
	MJ Gleeson PLC	7,428	23,234
	Mondi PLC	46,069	475,958
	Morgan Advanced Materials PLC	50,401	149,872
	Morgan Sindall Group PLC	13,469	861,273
	MP Evans Group PLC	11,582	282,753
	Next 15 Group PLC	13,142	42,708
	Norcros PLC	9,430	36,086
Ω	On the Beach Group PLC	16,354	36,415
	OSB Group PLC	116,554	837,878
	Pan African Resources PLC	465,482	888,887
	Paragon Banking Group PLC	16,785	170,950
	Pearson PLC (PSO US), Sponsored ADR	18,663	273,973
	Pearson PLC (PSON LN)	27,466	405,315
	Persimmon PLC	88,805	1,280,521
	Pets at Home Group PLC	132,779	326,330
	Pharos Energy PLC	110,849	42,021
	Porvair PLC	2,595	25,514
	PPHE Hotel Group Ltd.	448	9,195
	Premier Foods PLC	232,062	622,018
	QinetiQ Group PLC	72,120	437,047
	Rank Group PLC	84,921	110,301
	Reach PLC	99,628	78,888
#	Rentokil Initial PLC RTO US, Sponsored ADR	1,507	51,042
	RHI Magnesita NV	2,857	103,072
	RS Group PLC	57,717	474,112
	RWS Holdings PLC	45,656	55,285
Ω	Sabre Insurance Group PLC	57,957	119,699
*	Saga PLC	15,962	127,634
	Savills PLC	22,205	250,454
	Schroders PLC	25,950	204,330
	Secure Trust Bank PLC	1,288	21,982
		Shares	Value»
UNITED KINGDOM — (Continued)
	Senior PLC	117,044	$455,998
	Serco Group PLC	270,573	1,038,586
	Serica Energy PLC	63,127	246,485
*	SigmaRoc PLC	94,354	158,264
	Smith & Nephew PLC (SN LN)	42,829	662,728
#	Smith & Nephew PLC (SNN US), Sponsored ADR	15,840	489,931
	Speedy Hire PLC	139,827	37,722
Ω	Spire Healthcare Group PLC	61,106	135,301
	Standard Life PLC	14,930	153,601
	SThree PLC	20,750	47,585
	Tate & Lyle PLC	43,229	215,754
	TBC Bank Group PLC	13,433	889,441
*	Team Internet Group PLC	26,312	11,672
	TP ICAP Group PLC	321,882	1,383,370
*	TT Electronics PLC	26,089	42,348
	Vertu Motors PLC	110,788	96,979
	Vesuvius PLC	58,685	353,537
	Victrex PLC	4,504	36,943
	Volex PLC	6,688	54,585
	Vp PLC	2,319	15,398
*Ω	Watches of Switzerland Group PLC	46,136	322,902
	Whitbread PLC	31,008	942,579
	WPP PLC (WPP LN)	1,309	4,739
#	WPP PLC (WPP US), Sponsored ADR	4,903	88,695
	YouGov PLC	19,406	50,426
	Young & Co.'s Brewery PLC (YNGA LN), Class A	5,710	59,746
	Young & Co.'s Brewery PLC (YNGN LN)	3,006	26,179
	Zigup PLC	74,561	407,999
	Zotefoams PLC	8,589	45,831
TOTAL UNITED KINGDOM			69,501,580
UNITED STATES — (0.2%)
*	Coeur Mining, Inc. CDE CN	10	180
*	Dauch Corp.	1,345	7,685
#	Diversified Energy Co. DEC LN	2,073	34,118

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
	Diversified Energy Co. DEC US	5,054	$84,149
	International Paper Co.	23,837	744,990
	Ovintiv, Inc.	10,159	625,057
	Sunococorp LLC	8,972	598,253
TOTAL UNITED STATES			2,094,432
TOTAL COMMON STOCKS			896,743,768
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.1%)
	Banco ABC Brasil SA, 10.346%	25,988	131,520
Ω	Banco BMG SA, 8.258%	37,123	40,108
	Banco do Estado do Rio Grande do Sul SA, 10.262%	67,206	211,995
	Banco Pine SA, 5.698%	13,490	39,148
	Cia de Ferro Ligas da Bahia FERBASA, 9.489%	31,600	49,074
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,833	33,757
	Eucatex SA Industria e Comercio, 5.237%	14,000	60,729
	Gerdau SA, 2.742%	31,567	144,136
	Localiza Rent a Car SA, 1.183%	2,284	20,359
	Marcopolo SA, 15.762%	73,800	96,576
	Randoncorp SA, 0.880%	39,954	42,844
	Schulz SA, 12.223%	9,400	9,890
TOTAL BRAZIL			880,136
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA, 4.014%	24,923	277,281
GERMANY — (0.2%)
	Draegerwerk AG & Co. KGaA, 2.263%	1,767	186,731
	Einhell Germany AG, 1.976%	999	89,648
		Shares	Value»

GERMANY — (Continued)
	FUCHS SE, 2.913%	9,361	$440,962
	Jungheinrich AG, 3.118%	10,257	309,031
	Sixt SE, 4.610%	2,441	167,784
	STO SE & Co. KGaA, 3.245%	583	70,358
	Villeroy & Boch AG, 5.187%	889	18,290
TOTAL GERMANY			1,282,804
TOTAL PREFERRED STOCKS			2,440,221
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*††	Wiluna Mining Corp. Ltd. Warrants	13,267	363
GERMANY — (0.0%)
*	Mutares SE & Co. KGaA Rights	1	0
ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/2030	2,670	0
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	13,808	174
TAIWAN — (0.0%)
*	Taiwan Cogeneration Corp. Rights 05/11/2026	8,873	3,268
*	Wafer Works Corp. Rights	2,735	1,062
TOTAL TAIWAN			4,330
THAILAND — (0.0%)
*	Better World Green PCL Warrants	344,332	0
UNITED ARAB EMIRATES — (0.0%)
*	Sharjah Islamic Bank Rights 05/08/2026	28,134	3,071
TOTAL RIGHTS/WARRANTS			7,938
TOTAL INVESTMENT SECURITIES (Cost $522,414,287)			899,191,927

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	1,425,156	$16,481,926
TOTAL INVESTMENTS — (100.0%)
(Cost $538,896,908)			$915,673,853
As of April 30, 2026, the value of Rule 144A securities amounted to $27,227,373 or 3.0% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$139,939	$36,067,499	$54,751	$36,262,189
Austria	—	7,386,118	—	7,386,118
Belgium	—	8,571,927	—	8,571,927
Brazil	7,680,449	—	—	7,680,449
Canada	75,816,766	—	17	75,816,783
Chile	785,057	—	—	785,057
China	2,304,185	77,053,020	24,414	79,381,619
Colombia	212,767	—	—	212,767
Denmark	—	15,429,232	—	15,429,232
Finland	—	13,820,234	—	13,820,234
France	—	32,969,866	—	32,969,866
Germany	638,962	26,768,811	—	27,407,773
Greece	—	1,175,522	—	1,175,522
Hong Kong	—	7,864,726	—	7,864,726
Hungary	—	460,054	—	460,054
India	448	43,677,354	—	43,677,802
Indonesia	—	3,395,778	1,525	3,397,303
Ireland	—	11,321,957	—	11,321,957
Israel	244,442	12,319,447	—	12,563,889
Italy	911,438	34,069,180	—	34,980,618
Japan	224,669	144,518,866	—	144,743,535
Kuwait	—	1,305,440	4,316	1,309,756
Malaysia	2,084	4,146,869	15	4,148,968
Mexico	5,590,485	6,400	—	5,596,885
Netherlands	—	20,397,509	—	20,397,509
New Zealand	—	1,230,446	—	1,230,446
Norway	—	6,019,505	—	6,019,505
Philippines	—	720,368	872	721,240
Poland	—	3,041,396	—	3,041,396
Portugal	—	4,899,779	—	4,899,779
Qatar	—	1,081,382	—	1,081,382
Saudi Arabia	—	6,120,973	—	6,120,973
Singapore	—	6,985,016	—	6,985,016
South Africa	4,078,175	6,096,174	—	10,174,349
South Korea	—	41,718,361	17,689	41,736,050
Spain	—	19,469,227	—	19,469,227

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	$26,899	$14,485,820	—	$14,512,719
Switzerland	1,378,274	46,625,083	—	48,003,357
Taiwan	—	56,550,553	$2,053	56,552,606
Thailand	—	2,804,591	—	2,804,591
Turkey	—	1,387,014	—	1,387,014
United Arab Emirates	—	3,045,568	—	3,045,568
United Kingdom	2,176,047	67,325,533	—	69,501,580
United States	1,315,324	779,108	—	2,094,432
Preferred Stocks
Brazil	880,136	—	—	880,136
Colombia	277,281	—	—	277,281
Germany	—	1,282,804	—	1,282,804
Rights/Warrants
Australia	—	—	363	363
Germany	—	—	—	—
Italy	—	—	—	—
Malaysia	—	174	—	174
Taiwan	—	4,330	—	4,330
Thailand	—	—	—	—
United Arab Emirates	—	3,071	—	3,071
Securities Lending Collateral	—	16,481,926	—	16,481,926
Total Investments in Securities	$104,683,827	$810,884,011	$106,015˂˃	$915,673,853
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.5%)
U.S. Core Equity 1 Portfolio	14,884,430	$791,107,468
INTERNATIONAL EQUITIES — (38.5%)
International Core Equity 2 Portfolio	14,981,184	330,035,479
Emerging Markets Core Equity 2 Portfolio	4,946,075	165,594,574
TOTAL INTERNATIONAL EQUITIES		495,630,053
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $540,655,987)		$1,286,737,521
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,286,737,521	—	—	$1,286,737,521
Total Investments in Securities	$1,286,737,521	—	—	$1,286,737,521
See accompanying Notes to Financial Statements.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (56.5%)
U.S. Core Equity 2 Portfolio	4,334,827	$205,297,385
INTERNATIONAL EQUITIES — (43.5%)
International Core Equity 2 Portfolio	3,955,559	87,140,977
Emerging Markets Core Equity 2 Portfolio	2,120,350	70,989,305
TOTAL INTERNATIONAL EQUITIES		158,130,282
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $140,858,102)		$363,427,667
As of April 30, 2026, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	51,987	SGD	66,145	Citibank, N.A.	05/07/26	$12
JPY	97,145,849	USD	619,166	HSBC Bank	05/07/26	1,357
JPY	2,580,737,061	USD	16,467,184	Societe Generale	05/07/26	17,356
EUR	1,072,988	USD	1,246,811	UBS AG	05/07/26	12,619
USD	93,533	DKK	592,196	Citibank, N.A.	05/13/26	476
USD	5,377,489	CHF	4,169,796	UBS AG	05/19/26	32,742
ILS	180,477	USD	57,915	Goldman Sachs Capital Markets L.P.	05/20/26	3,311
ILS	181,470	USD	57,406	HSBC Bank	05/20/26	4,158
DKK	495,929	USD	77,680	Citibank, N.A.	05/21/26	284
USD	11,446,621	HKD	89,292,343	Royal Bank of Canada	05/22/26	38,780
USD	336,483	HKD	2,624,496	State Street Bank and Trust	05/22/26	1,182
GBP	3,300,500	USD	4,424,238	Bank of New York Mellon	05/26/26	66,818
GBP	3,300,500	USD	4,425,888	Societe Generale	05/26/26	65,168
USD	2,141,441	SEK	19,647,980	Citibank, N.A.	06/10/26	9,322
SEK	1,192,263	USD	127,547	Citibank, N.A.	06/10/26	1,832
USD	310,784	CHF	241,654	HSBC Bank	06/10/26	302
Total Appreciation						$255,719
USD	1,608,099	EUR	1,375,017	Citibank, N.A.	05/07/26	$(5,840)
USD	16,844,286	JPY	2,677,882,910	Societe Generale	05/07/26	(260,775)
USD	22,290,019	EUR	19,201,017	UBS AG	05/07/26	(247,355)
USD	904,187	JPY	143,552,810	Societe Generale	05/14/26	(13,302)
USD	1,139,237	ILS	3,553,061	Royal Bank of Canada	05/20/26	(66,129)
USD	1,486,602	DKK	9,601,842	Citibank, N.A.	05/21/26	(22,886)
USD	8,940,612	GBP	6,601,000	Societe Generale	05/26/26	(41,500)
USD	172,683	NZD	301,393	Citibank, N.A.	06/03/26	(5,547)
USD	16,480,562	JPY	2,576,722,686	Societe Generale	06/04/26	(17,265)
USD	295,732	CAD	407,507	Citibank, N.A.	06/08/26	(4,748)
USD	115,966	SEK	1,077,211	Citibank, N.A.	06/10/26	(929)
USD	942,605	SGD	1,197,117	Citibank, N.A.	06/22/26	(1,119)
USD	5,418,538	CAD	7,401,260	Citibank, N.A.	06/23/26	(42,279)

Selectively Hedged Global Equity Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	56,602	ILS	171,705	Royal Bank of Canada	07/03/26	$(1,671)
Total (Depreciation)						$(731,345)
Total Appreciation (Depreciation)						$(475,626)
As of April 30, 2026, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	10	06/18/26	$3,374,244	$3,621,875	$247,631
Total Futures Contracts			$3,374,244	$3,621,875	$247,631
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$363,427,667	—	—	$363,427,667
Total Investments in Securities	$363,427,667	—	—	$363,427,667
Financial Instruments
Assets
Forward Currency Contracts**	—	$255,719	—	255,719
Futures Contracts**	247,631	—	—	247,631
Liabilities
Forward Currency Contracts**	—	(731,345)	—	(731,345)
Total Financial Instruments	$247,631	$(475,626)	—	$(227,995)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

Emerging Markets Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (2.9%)
*	Allianca Saude e Participacoes SA	18,481	$11,085
	Allied Tecnologia SA	152,186	192,084
	Allos SA	1,706,264	10,561,208
*	Allpark Empreendimentos Participacoes e Servicos SA	77,505	66,364
	Alupar Investimento SA	936,528	6,524,944
#	Ambev SA (ABEV US), ADR	3,022,063	8,824,424
	Anima Holding SA	1,859,079	1,490,477
	Armac Locacao Logistica E Servicos SA	226,978	218,645
	Auren Energia SA	1,144,317	3,209,855
	Axia Energia SA	1,568,008	19,648,390
	Azzas 2154 SA	76,798	335,307
	B3 SA - Brasil Bolsa Balcao	5,894,621	21,462,906
	Banco Bradesco SA (BBDC3 BZ)	1,508,046	5,091,993
	Banco BTG Pactual SA	1,042,643	12,494,534
	Banco do Brasil SA	2,983,807	13,383,084
	Banco Santander Brasil SA	962,065	5,642,063
	BB Seguridade Participacoes SA	1,578,154	10,797,661
	Bemobi Mobile Tech SA	255,078	1,349,619
*	Blau Farmaceutica SA	237,431	480,923
	Boa Safra Sementes SA	259,179	365,859
	BR Advisory Partners Participacoes SA	16,100	59,987
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	414,618	1,557,392
*	Brava Energia	1,370,967	5,296,377
	Brisanet Servicos de Telecomunicacoes SA	553,225	334,049
	C&A Modas SA	1,335,648	3,053,341
		Shares	Value»
BRAZIL — (Continued)
	Caixa Seguridade Participacoes SA	269,531	$984,655
	Camil Alimentos SA	684,872	878,254
*	Cia Brasileira de Aluminio	990,702	2,118,731
*	Cia Brasileira de Distribuicao	1,596,995	774,019
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	4,160,179	27,850,464
	Cia de Saneamento de Minas Gerais Copasa MG	1,305,425	14,246,368
	Cia De Sanena Do Parana (SAPR11 BZ)	1,379,458	11,293,515
	Cia De Sanena Do Parana (SAPR3 BZ)	887,828	1,672,813
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	298,340	751,816
	Cia Energetica de Minas Gerais (CMIG3 BZ)	1,257,688	4,269,505
	Cia Paranaense de Energia - Copel CPLE3 BZ	5,284,641	16,968,737
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	3,113,810	3,917,573
#*	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	2,722,363	3,511,848
*	CM Hospitalar SA	63,500	17,440
	Cogna Educacao SA	13,761,060	7,725,624
	Construtora Tenda SA	66,986	380,126
*	Cosan SA	1,416,162	1,441,386
	CPFL Energia SA	474,446	4,688,122
	Cruzeiro do Sul Educacional SA	928,375	1,008,655
	CSU Digital SA	215,633	781,658
	Cury Construtora e Incorporadora SA	811,208	4,924,454

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,834,683	$8,703,240
Ω	Desktop SA	428,434	1,591,984
	Dexco SA	3,298,664	3,470,665
*	Diagnosticos da America SA	316,417	215,980
	Dimed SA Distribuidora da Medicamentos	530,944	1,455,008
	Direcional Engenharia SA	1,597,077	4,144,440
	EcoRodovias Infraestrutura e Logistica SA	1,582,438	2,809,005
	Embraer SA	557,070	8,666,883
#	Embraer SA (ERJ US), Sponsored ADR	288,799	18,107,697
	Empreendimentos Pague Menos SA PGMN3 BZ	1,751,842	1,967,010
	Energisa SA	1,212,924	12,938,052
*	Eneva SA	2,358,433	12,897,606
	Engie Brasil Energia SA	805,085	5,740,852
	Equatorial SA	2,844,178	24,307,446
	Eternit SA	350,000	275,657
	Even Construtora e Incorporadora SA	826,719	1,040,119
	Ez Tec Empreendimentos e Participacoes SA	944,923	2,661,997
	Fleury SA	1,462,613	4,749,548
	Fras-Le SA	260,427	1,137,048
	Gerdau SA, Sponsored ADR	2,486,838	11,364,852
Ω	GPS Participacoes e Empreendimentos SA	1,201,247	3,658,227
	Grendene SA	1,378,928	1,219,699
*	Grupo Casas Bahia SA	443,166	239,849
	Grupo Mateus SA	2,425,221	2,125,582
	Grupo SBF SA	853,305	1,898,991
	Guararapes Confeccoes SA	859,564	1,664,691
*Ω	Hapvida Participacoes e Investimentos SA	809,354	2,025,101
*	Hidrovias do Brasil SA	127,600	86,066
		Shares	Value»
BRAZIL — (Continued)
	Hospital Mater Dei SA	47,855	$55,472
	Hypera SA HYPE3 BZ	1,599,469	7,277,361
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	168,062	484,318
	Iochpe Maxion SA	838,055	1,599,342
	Irani Papel e Embalagem SA	613,246	965,976
*	IRB-Brasil Resseguros SA	645,212	6,970,965
*	Jalles Machado SA	863,387	557,946
*	JBS NV, BDR	1,361,635	21,767,242
	JHSF Participacoes SA	2,950,167	7,476,997
	JSL SA	463,431	660,734
	Kepler Weber SA	902,276	1,417,607
	Klabin SA	5,270,922	18,606,510
	Lavvi Empreendimentos Imobiliarios SA	363,254	957,322
	Localiza Rent a Car SA	1,313,240	12,175,542
	LOG Commercial Properties e Participacoes SA	212,777	1,144,280
*	Log-in Logistica Intermodal SA	246,000	1,535,078
*	Lojas Quero-Quero SA	1,299,773	472,473
	Lojas Renner SA	6,091,172	16,729,258
Ω	LWSA SA	1,962,751	1,502,247
	M Dias Branco SA	400,320	1,898,201
	Magazine Luiza SA	2,706,528	4,498,309
	Mahle Metal Leve SA	82,700	568,669
	Marcopolo SA	1,006,244	1,308,658
	MBRF Global Foods Co. SA	1,321,685	4,652,242
*Ω	Meliuz SA	303,000	249,655
	Melnick Even Desenvolvimento Imobiliario SA	533,906	363,355
	Mills Locacao Servicos e Logistica SA	1,248,913	3,205,639
	Minerva SA	2,098,125	1,610,096
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	84,971	63,491

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Motiva Infraestrutura de Mobilidade SA	3,387,542	$10,945,650
	Moura Dubeux Engenharia SA	480,559	2,929,859
	Movida Participacoes SA MOVI3 BZ	1,169,056	2,866,097
*	Movida Participacoes SA MOVI9 BZ	339,273	827,662
*	MRV Engenharia e Participacoes SA	2,576,449	3,600,514
	Multiplan Empreendimentos Imobiliarios SA	924,230	5,920,388
*	Natura Cosmeticos SA	2,539,725	5,226,342
*	Oceanpact Servicos Maritimos SA	247,084	515,444
	Odontoprev SA	1,559,568	4,802,983
*	PBG SA	175,782	77,387
	Petroleo Brasileiro SA - Petrobras	16,003,488	176,879,296
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	122,217	2,692,441
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	279,581	5,558,070
	Petroreconcavo SA	1,063,351	2,783,034
	Plano & Plano Desenvolvimento Imobiliario SA	294,100	605,210
	Porto Seguro SA	985,220	9,906,318
	Positivo Tecnologia SA	479,564	406,755
*	PRIO SA	2,734,975	36,679,530
	Profarma Distribuidora de Produtos Farmaceuticos SA	121,845	195,373
	Qualicorp Consultoria e Corretora de Seguros SA	1,410,850	510,001
	Raia Drogasil SA	4,057,439	17,977,344
Ω	Rede D'Or Sao Luiz SA	632,188	4,898,633
	Romi SA	422,925	585,047
	Rumo SA	793,664	2,521,171
	Sao Carlos Empreendimentos e Participacoes SA	21,889	65,643
	Sao Martinho SA	1,342,496	4,383,893
		Shares	Value»
BRAZIL — (Continued)
#	Sendas Distribuidora SA (ASAI US), ADR	112,571	$1,019,893
	Sendas Distribuidora SA (ASAI3 BZ)	6,354,566	11,357,064
Ω	Ser Educacional SA	469,807	1,205,874
	Simpar SA SIMH3 BZ	1,038,772	2,311,739
*	Simpar SA SIMH9 BZ	433,073	963,784
	SLC Agricola SA	1,339,494	4,598,612
	Smartfit Escola de Ginastica e Danca SA	1,181,317	4,119,986
#	Suzano SA (SUZ US), Sponsored ADR	59,174	524,875
	Suzano SA (SUZB3 BZ)	2,258,904	19,998,859
	SYN prop e tech SA	253,734	202,913
	Tegma Gestao Logistica SA	251,609	1,620,891
#	Telefonica Brasil SA (VIV US), ADR	78,887	1,251,936
	Telefonica Brasil SA (VIVT3 BZ)	1,052,320	8,341,120
	TIM SA	2,984,500	15,519,786
	TOTVS SA	782,957	5,037,564
	Transmissora Alianca de Energia Eletrica SA	1,334,922	11,462,677
	Tres Tentos Agroindustrial SA	422,732	1,434,205
	Trisul SA	664,041	653,072
*	Tupy SA	415,502	1,176,408
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	88,759	531,666
	Ultrapar Participacoes SA (UGPA3 BZ)	2,700,243	16,326,442
	Uniao Pet Participacoes SA	850,269	587,245
	Unifique Telecomunicacoes SA	1,114,785	1,542,122
	Unipar Carbocloro SA	48,568	588,979
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	625,852	1,017,430
	Vale SA (VALE US), Sponsored ADR	3	49
	Vale SA (VALE3 BZ)	7,674,767	125,820,430

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	378,737	$1,509,043
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,480,651	1,184,090
	Vibra Energia SA	4,911,905	33,031,713
	Vittia SA	30,464	21,163
	Vivara Participacoes SA	467,000	2,434,119
	Vulcabras SA	716,107	2,282,033
	WEG SA	1,828,249	16,562,715
	Wiz Co.	411,669	737,409
	YDUQS Participacoes SA	1,757,945	3,500,412
TOTAL BRAZIL			1,109,435,017
CHILE — (0.4%)
	Administradora de Fondos de Pensiones Habitat SA	38,095	59,695
	Aguas Andinas SA, Class A	10,410,832	3,939,481
	Banco de Chile (BCH US), ADR	320,232	12,127,190
	Banco de Chile (CHILE CI)	8,223,409	1,541,575
	Banco de Credito e Inversiones SA	137,512	9,291,661
	Banco Itau Chile SA	9,889	202,218
#	Banco Santander Chile (BSAC US), ADR	286,880	9,174,422
	Besalco SA	2,741,825	3,845,460
	BICECORP SA	3,894,570	1,744,270
	Camanchaca SA	49,415	4,653
*	CAP SA	467,253	3,642,747
	Cencosud SA	2,878,545	7,277,858
	Cencosud Shopping SA	629,487	1,908,448
	Cia Cervecerias Unidas SA (CCU CI)	158,618	899,025
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	75,722	865,502
		Shares	Value»
CHILE — (Continued)
	Cia Sud Americana de Vapores SA	51,867,634	$2,939,787
	Colbun SA	22,527,099	3,354,743
	Cristalerias de Chile SA	59,157	150,553
#	Embotelladora Andina SA, ADR, Class B	87,477	2,467,726
	Empresa Nacional de Telecomunicaciones SA	1,267,771	5,015,797
	Empresas CMPC SA	3,029,109	3,757,225
	Empresas Copec SA	670,126	4,694,107
*	Empresas Hites SA	1,045,562	155,647
	Enel Americas SA (ENELAM CI)	21,625,820	2,018,836
	Enel Chile SA (ENELCHIL CI)	45,932,753	4,124,611
	Enel Chile SA (ENIC US), ADR	24,772	112,217
	Engie Energia Chile SA	2,095,883	4,007,476
	Falabella SA	443,058	2,683,529
	Forus SA	455,509	1,114,714
	Instituto de Diagnostico SA	4,784	14,140
	Inversiones Aguas Metropolitanas SA	2,995,482	3,262,436
	Inversiones La Construccion SA	231,285	5,392,649
	Latam Airlines Group SA LTM CI	59,234,929	1,408,772
#	Latam Airlines Group SA LTM US, ADR	965	45,866
*	Masisa SA	3,525,317	52,891
	Molibdenos y Metales SA	84,693	943,585
*	Multiexport Foods SA	3,567,240	1,385,809
	Parque Arauco SA	3,220,989	14,390,120
	PAZ Corp. SA	1,378,694	1,260,729
	Plaza SA	851,661	4,230,715
	Ripley Corp. SA	6,301,473	2,664,685
	Salfacorp SA	3,302,608	5,130,767
	Sigdo Koppers SA	1,861,026	3,516,014
	SMU SA	15,054,753	2,281,946
	Sociedad Matriz SAAM SA	25,942,048	4,238,096
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	114,547	10,557,797
*	Socovesa SA	1,600,467	213,619
	SONDA SA	3,888,870	1,254,166

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Vina Concha y Toro SA	1,438,820	$1,413,539
TOTAL CHILE			156,779,514
CHINA — (22.9%)
*	263 Network Communications Co. Ltd., Class A	250,700	251,118
	360 Security Technology, Inc., Class A	284,634	467,398
#	361 Degrees International Ltd.	7,709,000	5,357,818
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	363,334	1,147,962
*	3D Medicines, Inc.	45,000	20,647
#Ω	3SBio, Inc.	13,806,500	41,297,113
#*	5100 Xizang Glacier Co. Ltd.	7,987,000	506,086
	5I5J Holding Group Co. Ltd., Class A	2,454,800	1,068,328
	AAC Technologies Holdings, Inc.	5,427,500	25,136,846
*	ABA Chemicals Corp., Class A	337,300	295,012
	Accelink Technologies Co. Ltd., Class A	70,235	1,495,283
*	ADAMA Ltd., Class A	264,600	264,717
*	Addsino Co. Ltd., Class A	65,479	235,554
	Advanced Fiber Resources Zhuhai Ltd., Class A	8,200	288,482
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,480	248,877
	Advanced Technology & Materials Co. Ltd., Class A	421,700	1,329,472
*	AECC Aero Science & Technology Co. Ltd., Class A	133,200	726,553
	AECC Aero-Engine Control Co. Ltd., Class A	280,487	852,642
	AECC Aviation Power Co. Ltd., Class A	103,572	702,954
		Shares	Value»
CHINA — (Continued)
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	165,911	$585,750
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	289,500	809,149
#*	Agile Group Holdings Ltd.	11,990,465	369,857
*	Agora, Inc., ADR	145,660	515,636
	Agricultural Bank of China Ltd., Class H	59,856,460	46,693,923
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	1,822,387
#*	AIM Vaccine Co. Ltd., Class H	237,800	72,152
*Ω	AInnovation Technology Group Co. Ltd., Class H	795,100	384,693
*	Air China Ltd., Class H	6,994,000	4,206,909
	Aisino Corp., Class A	481,400	594,001
	Ajisen China Holdings Ltd.	4,211,000	533,256
Ω	AK Medical Holdings Ltd.	3,008,000	2,430,778
#*Ω	Akeso, Inc.	276,000	4,841,581
	Alibaba Group Holding Ltd. (9988 HK)	23,663,868	390,004,399
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	216,152	28,506,126
#*	Alibaba Health Information Technology Ltd.	2,692,000	1,521,395
#Ω	A-Living Smart City Services Co. Ltd., Class H	4,256,250	1,177,972
	All Winner Technology Co. Ltd., Class A	48,996	258,555
	Allmed Medical Products Co. Ltd., Class A	350,800	708,651
*	Alpha Group, Class A	173,700	212,413
*Ω	Alphamab Oncology	190,000	252,583
	Aluminum Corp. of China Ltd., Class H	22,100,000	32,366,719
*	Amlogic Shanghai Co. Ltd., Class A	36,622	570,721
	Amoy Diagnostics Co. Ltd., Class A	199,606	592,095

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Amrita Global Development Ltd.	1,972,000	$151,063
	An Hui Wenergy Co. Ltd., Class A	414,139	490,618
	Andon Health Co. Ltd., Class A	96,200	1,038,073
#*	Angang Steel Co. Ltd., Class H	9,675,908	1,817,591
	Angel Yeast Co. Ltd., Class A	190,400	1,048,117
Ω	Angelalign Technology, Inc.	64,600	737,896
	Anhui Anfu Battery Technology Co. Ltd., Class A	154,514	946,279
	Anhui Anke Biotechnology Group Co. Ltd., Class A	401,600	520,295
	Anhui Conch Cement Co. Ltd., Class H	3,256,500	8,158,967
	Anhui Construction Engineering Group Co. Ltd., Class A	729,216	575,682
#	Anhui Expressway Co. Ltd., Class H	2,510,000	5,089,355
*	Anhui Golden Seed Winery Co. Ltd., Class A	409,800	476,860
	Anhui Gourgen Traffic Construction Co. Ltd., Class A	535,300	572,098
	Anhui Guangxin Agrochemical Co. Ltd., Class A	517,572	1,126,967
	Anhui Gujing Distillery Co. Ltd., Class A	75,502	1,185,710
*	Anhui Guofeng New Materials Co. Ltd., Class A	90,900	120,947
	Anhui Heli Co. Ltd., Class A	327,100	865,297
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,957	1,226,410
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	317,195	903,310
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	482,900	448,905
		Shares	Value»
CHINA — (Continued)
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	52,100	$362,214
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,286,280	1,012,889
	Anhui Jinhe Industrial Co. Ltd., Class A	324,082	1,108,833
	Anhui Korrun Co. Ltd., Class A	97,570	303,636
	Anhui Kouzi Distillery Co. Ltd., Class A	180,428	631,159
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	171,300	184,187
*	Anhui Tatfook Technology Co. Ltd., Class A	465,600	750,895
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	324,548	367,062
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	606,400	1,010,723
	Anhui XDLK Microsystem Corp. Ltd., Class A	18,126	135,236
*	Anhui Xinbo Aluminum Co. Ltd., Class A	48,540	103,996
	Anhui Xinhua Media Co. Ltd., Class A	838,600	741,539
	Anhui Yingjia Distillery Co. Ltd., Class A	151,821	845,720
	Anhui Yingliu Electromechanical Co. Ltd., Class A	111,720	1,243,953
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	633,900	1,626,053
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	64,897	2,393,496
	Anjoy Foods Group Co. Ltd., Class A	78,334	1,257,572
	Anker Innovations Technology Co. Ltd., Class A	91,130	1,679,275
*	Anshan Hifichem Co. Ltd., Class A	157,500	308,649

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anshan Senyuan Road & Bridge Co. Ltd., Class A	75,900	$120,262
	ANTA Sports Products Ltd.	5,154,400	53,997,608
	Anton Oilfield Services Group	21,156,000	2,841,865
*	Anyang Iron & Steel, Inc., Class A	1,004,700	308,309
	Aoshikang Technology Co. Ltd., Class A	176,500	1,354,900
	Aotecar New Energy Technology Group Co. Ltd., Class A	1,694,100	720,181
*	Aowei Holdings Ltd.	167,000	5,141
	Apeloa Pharmaceutical Co. Ltd., Class A	412,000	1,105,354
*	ApicHope Pharmaceutical Group Co. Ltd.	93,690	569,704
	Appotronics Corp. Ltd., Class A	180,873	396,371
	APT Medical, Inc., Class A	24,684	859,499
	APT Satellite Holdings Ltd.	2,714,000	1,332,398
*Ω	Archosaur Games, Inc.	38,000	9,822
	Arcsoft Corp. Ltd., Class A	14,806	92,825
	Arctech Solar Holding Co. Ltd., Class A	123,224	733,891
*††Ω	Arrail Group Ltd.	448,000	78,361
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	246,500	1,959,220
*	Asia Cement China Holdings Corp.	3,583,000	964,803
#Ω	AsiaInfo Technologies Ltd.	1,446,800	1,040,747
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	429,000	686,991
	Asymchem Laboratories Tianjin Co. Ltd., Class A	40,960	757,234
	Aurisco Pharmaceutical Co. Ltd., Class A	107,900	357,880
		Shares	Value»
CHINA — (Continued)
	Autel Intelligent Technology Corp. Ltd., Class A	131,948	$658,005
	Autobio Diagnostics Co. Ltd., Class A	70,755	347,113
	Autohome, Inc., ADR	58,283	1,085,812
*	Autostreets Development Ltd.	571,400	142,241
	Avary Holding Shenzhen Co. Ltd., Class A	353,431	3,770,445
	AviChina Industry & Technology Co. Ltd., Class H	18,747,212	8,258,757
	Avicopter PLC, Class A	132,300	605,245
	Bafang Electric Suzhou Co. Ltd., Class A	103,527	565,595
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	44,500	46,514
*	BAIC Foton Motor Co. Ltd., Class A	3,112,600	1,611,637
#*Ω	BAIC Motor Corp. Ltd., Class H	17,287,000	3,083,191
#*	Baidu, Inc. (9888 HK), Class A	2,685,950	42,413,843
*	Baidu, Inc. (BIDU US), Sponsored ADR	315,956	39,977,913
	Baimtec Material Co. Ltd., Class A	35,407	297,723
Ω	BAIOO Family Interactive Ltd.	8,330,000	554,267
#*Ω	Bairong, Inc.	1,061,000	953,082
	Baiyin Nonferrous Group Co. Ltd., Class A	1,710,100	1,917,329
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,560,497
	Bank of Changsha Co. Ltd., Class A	1,177,447	1,719,263
	Bank of Chengdu Co. Ltd., Class A	1,314,600	3,686,391
	Bank of China Ltd., Class H	153,910,702	99,943,391
	Bank of Chongqing Co. Ltd., Class H	4,748,500	5,049,348
	Bank of Communications Co. Ltd., Class H	18,192,618	16,640,516
*	Bank of Gansu Co. Ltd., Class H	858,000	43,303

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Guiyang Co. Ltd., Class A	1,027,200	$904,552
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	2,565,513
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	7,307,262
	Bank of Nanjing Co. Ltd., Class A	2,535,196	4,358,780
	Bank of Ningbo Co. Ltd., Class A	1,376,249	6,688,138
Ω	Bank of Qingdao Co. Ltd., Class H	1,707,500	1,123,564
	Bank of Shanghai Co. Ltd., Class A	2,128,012	2,919,645
	Bank of Suzhou Co. Ltd., Class A	1,134,859	1,414,939
#	Bank of Tianjin Co. Ltd., Class H	324,500	104,781
	Bank of Xi'an Co. Ltd., Class A	1,355,569	732,460
Ω	Bank of Zhengzhou Co. Ltd., Class H	1,142,000	149,213
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	344,807	760,427
	Baoji Titanium Industry Co. Ltd., Class A	105,000	515,177
	Baoshan Iron & Steel Co. Ltd., Class A	4,945,537	4,575,666
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	939,200	1,004,967
*	Baotailong New Materials Co. Ltd., Class A	582,200	266,989
	Baowu Magnesium Technology Co. Ltd., Class A	327,163	755,512
	Baoye Group Co. Ltd., Class H	1,540,440	779,638
*	Baozun, Inc. (9991 HK), Class A	15,900	14,667
*	Baozun, Inc. (BZUN US), Sponsored ADR	318,925	867,476
*	BaTeLab Co. Ltd., Class H	32,400	134,826
#	BBMG Corp., Class H	17,086,404	1,661,924
	BBMG Jidong Cement Group Co. Ltd., Class A	1,434,207	900,145
		Shares	Value»
CHINA — (Continued)
#*	Be Friends Holding Ltd.	2,038,000	$187,601
	Bear Electric Appliance Co. Ltd., Class A	76,296	462,247
	Beauty Farm Medical & Health Industry, Inc.	49,500	129,286
	Befar Group Co. Ltd., Class A	1,117,900	877,262
	Beibuwan Port Co. Ltd., Class A	845,645	1,432,841
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	25,500	63,579
	Beijing Balance Medical Technology Co. Ltd., Class A	14,219	201,593
*	Beijing BDStar Navigation Co. Ltd., Class A	41,700	250,547
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	78,862	412,332
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd., Class A	155,900	128,416
*	Beijing Capital Development Co. Ltd., Class A	1,062,100	708,090
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	1,890,047
#*	Beijing Capital International Airport Co. Ltd., Class H	13,794,000	3,355,192
	Beijing Changjiu Logistics Corp., Class A	282,200	277,107
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	418,000	563,497
	Beijing Compass Technology Development Co. Ltd., Class A	13,882	201,153
	Beijing Dabeinong Technology Group Co. Ltd., Class A	1,039,600	592,389

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Dahao Technology Corp. Ltd., Class A	184,980	$446,062
	Beijing Easpring Material Technology Co. Ltd., Class A	147,200	1,377,029
*	Beijing eGOVA Co. Ltd., Class A	206,600	403,430
#	Beijing Energy International Holding Co. Ltd.	2,384,000	322,960
	Beijing Enterprises Holdings Ltd.	3,656,528	14,481,519
	Beijing Enterprises Water Group Ltd.	26,868,469	9,492,801
	Beijing Fengjing Automotive Parts Co. Ltd.	1,118,700	645,759
	Beijing Gehua CATV Network Co. Ltd., Class A	1,093,000	1,281,714
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	769,128	1,645,935
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,188,556	797,899
	Beijing Haohua Energy Resource Co. Ltd., Class A	1,196,720	2,048,828
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	18,987	977,017
	Beijing Jetsen Technology Co. Ltd., Class A	1,295,891	1,065,735
#	Beijing Jingneng Clean Energy Co. Ltd., Class H	6,674,000	1,889,587
	Beijing Jingyeda Technology Co. Ltd., Class A	86,590	228,457
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	1,393	24,784
*	Beijing Jingyuntong Technology Co. Ltd., Class A	1,246,970	720,938
		Shares	Value»
CHINA — (Continued)
	Beijing Kingsoft Office Software, Inc., Class A	6,724	$248,992
*	Beijing Leike Defense Technology Co. Ltd., Class A	334,300	652,146
	Beijing New Building Materials PLC, Class A	385,379	1,464,767
*	Beijing North Star Co. Ltd., Class H	4,624,000	492,631
	Beijing Oriental Jicheng Co. Ltd., Class A	99,700	386,285
	Beijing Originwater Technology Co. Ltd., Class A	1,472,973	847,174
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	450,608
	Beijing Roborock Technology Co. Ltd., Class A	43,978	747,950
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	162,814	339,928
	Beijing Sanyuan Foods Co. Ltd., Class A	977,900	872,770
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	143,886	230,796
	Beijing SDL Technology Co. Ltd., Class A	113,900	142,392
	Beijing Shiji Information Technology Co. Ltd., Class A	165,909	246,690
	Beijing Shougang Co. Ltd., Class A	1,391,400	931,195
	Beijing Shunxin Agriculture Co. Ltd., Class A	333,000	619,921
	Beijing Sifang Automation Co. Ltd., Class A	137,800	1,137,451
	Beijing Sinnet Technology Co. Ltd., Class A	395,210	927,158

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Sinohytec Co. Ltd., Class H	59,740	$146,518
	Beijing SL Pharmaceutical Co. Ltd., Class A	552,165	527,060
*	Beijing Sojo Electric Co. Ltd., Class A	131,300	304,977
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	721,945	395,587
	Beijing Strong Biotechnologies, Inc., Class A	299,205	556,387
*	Beijing SuperMap Software Co. Ltd., Class A	163,900	360,590
	Beijing Teamsun Technology Co. Ltd., Class A	290,880	941,734
*	Beijing Thunisoft Corp. Ltd., Class A	513,500	478,518
	Beijing Tiantan Biological Products Corp. Ltd., Class A	278,844	582,794
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,732,000	1,630,918
	Beijing Tong Ren Tang Co. Ltd., Class A	161,472	656,492
	Beijing Tricolor Technology Co. Ltd., Class A	15,400	321,022
#*	Beijing UBOX Online Technology Corp., Class H	71,000	18,337
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	932,911
	Beijing United Information Technology Co. Ltd., Class A	334,774	1,335,016
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,744,000	273,306
	Beijing Wandong Medical Technology Co. Ltd., Class A	374,400	792,031
		Shares	Value»
CHINA — (Continued)
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20,598	$118,890
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	626,574
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	1,497,113
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	90,507	703,376
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	293,905	521,961
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,539,352	4,693,669
*	Beingmate Co. Ltd., Class A	380,300	280,698
*	Beisen Holding Ltd.	22,600	10,146
*	Beken Corp., Class A	56,300	294,404
*	Bengang Steel Plates Co. Ltd., Class A	657,918	284,650
*	BeOne Medicines Ltd., Class H	243,900	5,536,327
*	BeOne Medicines Ltd. (BGNE US), ADR	10,157	2,999,057
	Best Pacific International Holdings Ltd.	1,604,000	600,014
	Bestore Co. Ltd., Class A	184,552	300,066
*	Bestway Marine & Energy Technology Co. Ltd., Class A	636,300	762,693
	Bethel Automotive Safety Systems Co. Ltd., Class A	133,600	903,153
	Betta Pharmaceuticals Co. Ltd., Class A	76,456	584,336
*	Better Life Commercial Chain Share Co. Ltd., Class A	1,075,200	654,338
	Beyondsoft Corp., Class A	261,600	403,032
*	BGI Genomics Co. Ltd., Class A	91,500	536,455

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	173,100	$679,394
	Biem.L.Fdlkk Garment Co. Ltd., Class A	386,700	1,147,805
#*	Bilibili, Inc., Class Z	741,840	16,301,317
	Binhai Investment Co. Ltd.	1,401,053	211,126
	Binjiang Service Group Co. Ltd.	414,500	1,238,763
#*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	98,000	658,150
*	Biwin Storage Technology Co. Ltd., Class A	22,622	894,702
	Black Peony Group Co. Ltd., Class A	586,282	952,075
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	36,370	220,397
#Ω	Blue Moon Group Holdings Ltd.	2,720,000	1,103,493
*	Blue Sail Medical Co. Ltd., Class A	461,528	502,377
	Bluestar Adisseo Co., Class A	341,100	664,224
Ω	BOC Aviation Ltd.	1,428,500	14,668,319
	BOC International China Co. Ltd., Class A	334,200	610,197
*	BOE HC SemiTek Corp.	932,700	1,659,328
	BOE Technology Group Co. Ltd., Class A	9,193,679	5,508,355
#	BOE Varitronix Ltd.	2,584,000	1,412,333
*	Bohai Leasing Co. Ltd., Class A	1,919,585	1,319,678
*	Bomin Electronics Co. Ltd., Class A	355,000	810,080
	Bosideng International Holdings Ltd.	25,328,157	13,860,528
	BOTH Engineering Technology Co. Ltd., Class A	273,000	911,539
	Bright Dairy & Food Co. Ltd., Class A	888,369	964,374
*	Bright Real Estate Group Co. Ltd., Class A	1,253,605	697,691
		Shares	Value»
CHINA — (Continued)
	BrightGene Bio-Medical Technology Co. Ltd., Class A	13,581	$125,850
*	Brii Biosciences Ltd.	186,500	32,507
	Brilliance China Automotive Holdings Ltd.	20,104,000	7,015,604
	Bros Eastern Co. Ltd., Class A	802,600	1,092,484
*	Brother Enterprises Holding Co. Ltd., Class A	443,200	383,189
*	B-Soft Co. Ltd., Class A	636,815	412,548
	BTG Hotels Group Co. Ltd., Class A	517,771	1,186,768
*	Burning Rock Biotech Ltd., ADR	1,360	23,120
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	430,855	978,599
	BXN Holding Co. Ltd., Class A	744,052	453,952
	BYD Co. Ltd., Class H	6,044,400	80,403,600
#	BYD Electronic International Co. Ltd.	6,551,222	22,387,829
	By-health Co. Ltd., Class A	514,829	793,154
*	C C Land Holdings Ltd.	13,761,530	2,109,245
#	C&D International Investment Group Ltd.	5,536,325	10,531,066
#	C&D Property Management Group Co. Ltd.	1,786,000	640,334
	C&S Paper Co. Ltd., Class A	661,190	827,003
	Caitong Securities Co. Ltd., Class A	777,690	944,094
*Ω	CALB Group Co. Ltd., Class H	728,000	3,315,777
	Camel Group Co. Ltd., Class A	968,500	1,414,451
	Cangzhou Dahua Co. Ltd., Class A	23,900	66,507
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	981,068	811,342

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Canmax Technologies Co. Ltd., Class A	142,880	$2,320,863
	Canny Elevator Co. Ltd., Class A	454,500	410,525
*Ω	CanSino Biologics, Inc., Class H	71,400	270,382
*	Capital Environment Holdings Ltd.	15,292,000	190,593
*	Capitalonline Data Service Co. Ltd., Class A	45,900	181,610
	Carpenter Tan Holdings Ltd.	29,000	28,474
	Castech, Inc., Class A	112,257	1,428,705
	Cathay Biotech, Inc., Class A	62,443	440,334
Ω	Cathay Group Holdings, Inc.	1,293,000	142,114
	CCCC Design & Consulting Group Co. Ltd., Class A	624,800	610,169
	CCS Supply Chain Management Co. Ltd., Class A	527,300	225,142
	CECEP Solar Energy Co. Ltd., Class A	1,393,500	1,019,830
	CECEP Wind-Power Corp., Class A	2,027,790	1,268,081
	Center International Group Co. Ltd., Class A	235,500	491,958
	Central China Land Media Co. Ltd., Class A	877,003	1,725,806
*††	Central China Management Co. Ltd.	6,510,074	68,858
	Central China Securities Co. Ltd., Class H	6,542,000	1,585,478
*	CETC Chips Technology, Inc., Class A	122,100	294,799
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	240,817
	CETC Digital Technology Co. Ltd., Class A	138,905	395,447
	CETC Potevio Science&Technology Co. Ltd., Class A	52,300	195,740
		Shares	Value»
CHINA — (Continued)
	CGN New Energy Holdings Co. Ltd.	13,434,000	$4,511,707
*	CGN Nuclear Technology Development Co. Ltd., Class A	424,300	486,392
Ω	CGN Power Co. Ltd., Class H	24,536,000	10,932,245
	Changbai Mountain Tourism Co. Ltd., Class A	265,678	1,360,428
	Changchun Faway Automobile Components Co. Ltd., Class A	516,810	713,283
	Changchun High-Tech Industry Group Co. Ltd., Class A	56,718	707,763
	Changchun UP Optotech Co. Ltd., Class A	63,500	568,404
	Changhong Meiling Co. Ltd., Class A	567,500	471,231
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	715,725	435,698
	Changjiang Publishing & Media Co. Ltd., Class A	1,061,200	1,338,848
	Changjiang Securities Co. Ltd., Class A	1,004,899	1,181,915
	Changshu Fengfan Power Equipment Co. Ltd., Class A	526,650	419,161
*	ChangYuan Technology Group Ltd., Class A	433,400	328,854
	Changzheng Engineering Technology Co. Ltd., Class A	234,728	1,513,681
	Changzhou Qianhong Biopharma Co. Ltd., Class A	651,000	669,851
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	53,720	980,576
*	Chanjet Information Technology Co. Ltd., Class H	61,700	51,450

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chaoju Eye Care Holdings Ltd.	1,013,000	$389,241
	Chaowei Power Holdings Ltd.	4,042,000	1,127,312
	Chaozhou Three-Circle Group Co. Ltd., Class A	150,173	1,905,734
Ω	Cheerwin Group Ltd.	1,541,500	489,998
*	Chen Lin Education Group Holdings Ltd.	638,000	100,392
	Cheng De Lolo Co. Ltd., Class A	831,120	1,084,220
*	Chengdu ALD Aviation Manufacturing Corp., Class A	49,720	286,124
	Chengdu B-Ray Media Co. Ltd., Class A	830,500	625,261
	Chengdu CORPRO Technology Co. Ltd., Class A	25,100	72,258
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	254,530	452,942
	Chengdu Galaxy Magnets Co. Ltd., Class A	60,900	281,870
	Chengdu Guibao Science & Technology Co. Ltd., Class A	187,200	490,737
	Chengdu Haoneng Technology Co. Ltd., Class A	158,191	256,319
	Chengdu Hi-tech Development Co. Ltd., Class A	41,100	399,839
	Chengdu Hongqi Chain Co. Ltd., Class A	1,074,800	819,106
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	293,841	1,062,925
	Chengdu Kanghua Biological Products Co. Ltd., Class A	84,825	708,489
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	721,657
		Shares	Value»
CHINA — (Continued)
*	Chengdu M&S Electronics Technology Co. Ltd., Class A	90,035	$454,841
	Chengdu Spaceon Electronics Co. Ltd., Class A	70,548	235,979
	Chengdu Wintrue Holding Co. Ltd., Class A	602,800	1,361,622
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	693,831
	Chengtun Mining Group Co. Ltd., Class A	520,300	1,059,466
	Chenguang Biotech Group Co. Ltd., Class A	246,346	416,804
*	Chengxin Lithium Group Co. Ltd., Class A	205,300	1,800,610
	Chengzhi Co. Ltd., Class A	609,800	1,126,197
#	Chervon Holdings Ltd.	460,500	957,541
	Chifeng Jilong Gold Mining Co. Ltd., Class A	540,200	3,033,789
*††	Chiho Environmental Group Ltd.	602,000	6,149
*	China Aerospace International Holdings Ltd.	12,186,600	714,195
*	China Agriculture Development Seed Group Co. Ltd., Class A	381,700	397,484
	China Aircraft Leasing Group Holdings Ltd.	1,923,477	949,868
*	China Aluminum International Engineering Corp. Ltd., Class H	552,000	183,688
	China Animal Husbandry Industry Co. Ltd., Class A	599,701	661,841
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	982,001

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Baoan Group Co. Ltd., Class A	542,612	$689,663
	China Bester Group Telecom Co. Ltd., Class A	40,690	169,157
	China BlueChemical Ltd., Class H	13,925,122	4,805,516
*Ω	China Bohai Bank Co. Ltd., Class H	9,824,500	1,115,668
*	China Boton Group Co. Ltd.	172,000	24,491
	China CAMC Engineering Co. Ltd., Class A	670,993	996,539
	China Chengtong Development Group Ltd.	546,000	10,527
#*	China Chunlai Education Group Co. Ltd.	735,000	118,548
#	China Cinda Asset Management Co. Ltd., Class H	74,504,000	10,525,615
	China CITIC Bank Corp. Ltd., Class H	28,167,607	29,539,360
	China Coal Energy Co. Ltd., Class H	11,418,168	21,361,534
	China Coal Xinji Energy Co. Ltd., Class A	1,109,600	1,455,908
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
	China Communications Services Corp. Ltd., Class H	17,887,327	9,839,852
#*	China Conch Environment Protection Holdings Ltd.	10,012,000	610,336
	China Conch Venture Holdings Ltd.	9,355,500	14,506,149
	China Construction Bank Corp., Class H	186,235,302	210,222,242
	China CSSC Holdings Ltd., Class A	181,178	1,109,672
	China CYTS Tours Holding Co. Ltd., Class A	464,800	614,380
		Shares	Value»
CHINA — (Continued)
#	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	$2,817,341
	China Design Group Co. Ltd., Class A	677,445	747,316
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	13,816,000	2,712,189
#††	China Dili Group	10,753,661	169,972
	China Dongxiang Group Co. Ltd.	13,974,888	743,489
Ω	China East Education Holdings Ltd.	4,307,500	2,920,191
#*	China Eastern Airlines Corp. Ltd., Class H	7,290,000	3,606,182
*	China Education Group Holdings Ltd.	8,161,012	2,423,718
	China Electronics Huada Technology Co. Ltd.	5,610,000	798,605
*	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	155,873
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	18,996,000	3,146,460
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	7,215,075	2,995,109
*	China Enterprise Co. Ltd., Class A	1,069,001	404,800
	China Everbright Bank Co. Ltd., Class H	7,418,000	2,940,306
#	China Everbright Environment Group Ltd.	17,391,777	12,505,519
Ω	China Everbright Greentech Ltd.	1,282,000	144,749
#	China Everbright Ltd.	6,116,896	4,905,047
*	China Express Airlines Co. Ltd., Class A	627,600	730,832
#Ω	China Feihe Ltd.	28,831,000	12,864,000
	China Film Group Co. Ltd., Class A	322,900	653,247
	China Foods Ltd.	8,514,000	4,039,807
	China Galaxy Securities Co. Ltd., Class H	13,405,000	14,293,630

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Gas Holdings Ltd.	19,585,548	$18,167,579
	China Gold International Resources Corp. Ltd. (2099 HK)	1,621,900	34,838,970
	China Great Wall Securities Co. Ltd., Class A	583,600	762,352
*	China Greatwall Technology Group Co. Ltd., Class A	162,600	471,799
	China Hainan Rubber Industry Group Co. Ltd., Class A	397,500	419,535
	China Haisum Engineering Co. Ltd., Class A	218,000	311,858
*	China Harmony Auto Holding Ltd.	5,879,000	749,132
	China Harzone Industry Corp. Ltd., Class A	187,900	224,229
*	China High Speed Railway Technology Co. Ltd., Class A	1,255,792	495,352
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	980,415
	China Hongqiao Group Ltd.	15,098,000	63,910,523
#††	China Huiyuan Juice Group Ltd.	2,951,846	132,131
Ω	China International Capital Corp. Ltd., Class H	4,155,600	10,848,991
#	China International Marine Containers Group Co. Ltd., Class H	5,619,740	7,739,592
	China Isotope & Radiation Corp., Class H	314,600	759,736
#	China Jinmao Holdings Group Ltd.	39,517,459	8,431,752
	China Jushi Co. Ltd., Class A	858,407	4,357,062
	China Kepei Education Group Ltd.	3,464,000	475,081
		Shares	Value»
CHINA — (Continued)
	China Kings Resources Group Co. Ltd., Class A	189,770	$511,750
	China Leadshine Technology Co. Ltd., Class A	119,900	774,521
	China Lesso Group Holdings Ltd.	8,823,000	5,247,836
	China Life Insurance Co. Ltd., Class H	5,744,000	21,189,910
	China Lilang Ltd.	3,386,000	1,659,591
#*Ω	China Literature Ltd.	1,809,000	5,721,513
*	China Longevity Group Co. Ltd.	893,399	1,141
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	6,374,050
*	China Maple Leaf Educational Systems Ltd.	12,386,000	427,192
#	China Medical System Holdings Ltd.	9,950,800	16,357,339
	China Meheco Group Co. Ltd., Class A	528,901	804,612
#	China Meidong Auto Holdings Ltd.	5,014,000	607,977
	China Mengniu Dairy Co. Ltd.	17,866,000	39,787,782
#	China Merchants Bank Co. Ltd., Class H	15,816,646	95,730,801
	China Merchants Energy Shipping Co. Ltd., Class A	2,507,196	6,437,674
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	249,300	343,296
*	China Merchants Land Ltd.	12,962,000	434,428
	China Merchants Port Holdings Co. Ltd.	8,771,122	17,445,577
	China Merchants Property Operation & Service Co. Ltd., Class A	911,200	1,368,830
Ω	China Merchants Securities Co. Ltd., Class H	1,193,060	2,101,101

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	715,204	$911,468
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	15,576,460	7,108,359
#	China Modern Dairy Holdings Ltd.	23,804,000	4,004,169
	China National Accord Medicines Corp. Ltd., Class A	254,129	914,042
	China National Building Material Co. Ltd., Class H	17,948,616	11,696,182
	China National Chemical Engineering Co. Ltd., Class A	1,312,300	1,655,316
	China National Electric Apparatus Research Institute Co. Ltd., Class A	109,955	427,747
	China National Gold Group Gold Jewellery Co. Ltd., Class A	579,483	760,288
	China National Medicines Corp. Ltd., Class A	246,682	1,035,868
	China National Nuclear Power Co. Ltd., Class A	4,248,021	5,595,733
*	China National Software & Service Co. Ltd., Class A	18,000	99,766
*Ω	China New Higher Education Group Ltd.	9,658,457	914,521
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	558,400	576,195
#	China Nonferrous Mining Corp. Ltd.	12,502,000	21,737,268
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	289,518	2,257,032
		Shares	Value»
CHINA — (Continued)
*	China Nuclear Energy Technology Corp. Ltd.	988,000	$64,141
*	China Oil & Gas Group Ltd.	33,760,000	746,310
	China Oilfield Services Ltd., Class H	12,852,000	15,517,906
	China Oriental Group Co. Ltd.	7,572,000	1,247,507
#	China Overseas Grand Oceans Group Ltd.	12,271,450	4,462,238
	China Overseas Land & Investment Ltd.	10,323,533	17,732,474
#	China Overseas Property Holdings Ltd.	9,666,344	4,923,244
#	China Pacific Insurance Group Co. Ltd., Class H	9,297,465	40,586,841
	China Petroleum & Chemical Corp., Class H	76,532,400	45,214,560
	China Petroleum Engineering Corp., Class A	621,600	370,832
#	China Power International Development Ltd.	22,822,600	9,539,372
*††	China Properties Investment Holdings Ltd.	397,000	0
	China Publishing & Media Co. Ltd., Class A	1,384,593	1,191,839
	China Qinfa Group Ltd.	1,348,000	533,417
	China Railway Group Ltd., Class H	11,382,000	5,517,780
	China Railway Hi-tech Industry Co. Ltd., Class A	798,600	912,830
	China Railway Materials Co. Ltd., Class A	1,513,500	623,317
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	7,179,000	3,340,469
	China Railway Tielong Container Logistics Co. Ltd., Class A	1,063,200	956,151
*††	China Rare Earth Holdings Ltd.	9,802,399	329,145

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Rare Earth Resources & Technology Co. Ltd., Class A	23,500	$188,348
	China Reinsurance Group Corp., Class H	36,551,000	5,763,555
#*Ω	China Renaissance Holdings Ltd.	579,800	261,951
*	China Resource & Environment Co. Ltd., Class A	1,036,600	574,135
	China Resources Beer Holdings Co. Ltd.	9,635,661	33,201,637
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	232,200	594,604
#	China Resources Building Materials Technology Holdings Ltd.	16,334,946	2,827,152
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	993,026
	China Resources Gas Group Ltd.	6,707,700	16,113,594
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	409,800	1,436,751
	China Resources Land Ltd.	14,481,610	60,844,934
#	China Resources Medical Holdings Co. Ltd.	6,899,000	2,518,313
	China Resources Microelectronics Ltd., Class A	48,115	401,499
Ω	China Resources Mixc Lifestyle Services Ltd.	2,217,800	13,394,585
Ω	China Resources Pharmaceutical Group Ltd.	13,015,500	8,736,871
#	China Resources Power Holdings Co. Ltd.	6,312,820	15,567,144
		Shares	Value»
CHINA — (Continued)
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	325,918	$1,237,094
#	China Risun Group Ltd.	7,600,000	2,953,778
*	China Ruifeng Renewable Energy Holdings Ltd.	652,400	52,042
*	China Ruyi Holdings Ltd.	33,192,000	6,208,351
#*	China Sanjiang Fine Chemicals Co. Ltd.	6,240,000	4,182,824
	China Science Publishing & Media Ltd., Class A	73,700	274,475
*	China Shanshui Cement Group Ltd.	80,000	3,793
*Ω	China Shengmu Organic Milk Ltd.	7,314,000	300,640
	China Shenhua Energy Co. Ltd., Class H	11,588,000	71,983,148
	China Shineway Pharmaceutical Group Ltd.	2,524,000	3,131,656
*	China Silver Group Ltd.	1,270,000	67,755
	China South Publishing & Media Group Co. Ltd., Class A	556,834	927,805
*	China Southern Airlines Co. Ltd., Class H	8,720,000	4,435,265
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	749,719	812,684
	China Southern Power Grid Technology Co. Ltd., Class A	43,731	353,324
	China Starch Holdings Ltd.	20,505,000	498,448
	China State Construction Development Holdings Ltd.	4,174,000	466,796

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	$5,654,615
	China State Construction International Holdings Ltd.	15,588,000	18,105,041
	China Sunshine Paper Holdings Co. Ltd.	5,651,500	805,138
#	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	4,949,995
	China Taiping Insurance Holdings Co. Ltd.	13,891,130	39,713,314
	China Testing & Certification International Group Co. Ltd., Class A	417,388	409,153
	China Tianying, Inc., Class A	1,463,856	1,402,444
	China Tobacco International HK Co. Ltd.	1,406,000	5,391,128
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	195,600	1,593,210
Ω	China Tower Corp. Ltd., Class H	25,360,500	35,938,718
#	China Traditional Chinese Medicine Holdings Co. Ltd.	20,334,000	4,405,683
	China TransInfo Technology Co. Ltd., Class A	398,842	525,205
#*	China Travel International Investment Hong Kong Ltd.	15,643,892	2,248,756
	China Tungsten & Hightech Materials Co. Ltd., Class A	462,260	3,972,768
*	China Union Holdings Ltd., Class A	1,033,100	846,280
*	China Vanke Co. Ltd., Class H	2,921,276	1,120,556
	China Vered Financial Holding Corp. Ltd.	2,060,500	262,930
		Shares	Value»
CHINA — (Continued)
	China Wafer Level CSP Co. Ltd., Class A	83,494	$382,836
#	China Water Affairs Group Ltd.	5,136,000	3,242,966
	China West Construction Group Co. Ltd., Class A	566,500	460,953
	China World Trade Center Co. Ltd., Class A	243,400	748,909
	China XD Electric Co. Ltd., Class A	744,100	1,853,306
	China XLX Fertiliser Ltd.	5,425,000	7,672,281
	China Yangtze Power Co. Ltd., Class A	2,583,803	10,331,716
#	China Yongda Automobiles Services Holdings Ltd.	9,155,500	1,193,368
#*Ω	China Youran Dairy Group Ltd.	6,494,000	3,194,752
*Ω	China Yuhua Education Corp. Ltd.	16,746,000	970,257
	China Zhenhua Group Science & Technology Co. Ltd., Class A	105,500	660,591
	China Zheshang Bank Co. Ltd., Class H	4,538,599	1,413,987
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	390,300	577,268
#	Chinasoft International Ltd.	18,314,000	8,124,345
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	876,572	1,066,511
*	Chongqing Afari Technology Co. Ltd., Class A	250,800	413,019
	Chongqing Brewery Co. Ltd., Class A	106,400	858,199
	Chongqing Changan Automobile Co. Ltd., Class A	1,406,198	1,964,225

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Chuanyi Automation Co. Ltd., Class A	278,349	$796,635
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	531,300	238,037
	Chongqing Department Store Co. Ltd., Class A	244,221	764,089
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	621,385	1,057,187
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	452,930	835,531
	Chongqing Gas Group Corp. Ltd., Class A	1,112,300	858,487
	Chongqing Machinery & Electric Co. Ltd., Class H	3,655,962	1,386,264
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	113,800	232,823
	Chongqing Port Co. Ltd., Class A	1,174,600	839,804
	Chongqing Road & Bridge Co. Ltd., Class A	864,600	754,754
	Chongqing Rural Commercial Bank Co. Ltd., Class H	16,086,000	14,290,607
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,524,446
	Chongqing Shunbo Aluminum Co. Ltd., Class A	221,800	245,531
*	Chongqing Taiji Industry Group Co. Ltd., Class A	241,500	550,714
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	257,017	571,874
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	90,702	231,516
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	350,794	1,750,048
		Shares	Value»
CHINA — (Continued)
	Chow Tai Fook Jewellery Group Ltd.	2,750,000	$3,769,796
	Chow Tai Seng Jewellery Co. Ltd., Class A	504,089	978,561
*	CIFI Holdings Group Co. Ltd.	1,650,000	14,795
	CIG Shanghai Co. Ltd., Class A	55,000	1,416,164
	CIMC Enric Holdings Ltd.	5,994,000	8,045,060
*	Cinda Real Estate Co. Ltd., Class A	931,700	425,487
	Cisen Pharmaceutical Co. Ltd., Class A	335,600	765,846
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,187,600	518,100
	CITIC Heavy Industries Co. Ltd., Class A	617,700	549,691
	CITIC Ltd.	14,587,567	24,242,411
	CITIC Press Corp., Class A	118,400	617,936
	CITIC Resources Holdings Ltd.	15,550,000	1,062,077
	CITIC Securities Co. Ltd., Class H	4,231,650	15,024,184
	City Development Environment Co. Ltd., Class A	506,640	1,047,322
*	Citychamp Watch & Jewellery Group Ltd.	2,574,000	25,311
*	ClouDr Group Ltd.	632,700	56,908
#*	CMGE Technology Group Ltd.	10,146,000	363,757
	CMOC Group Ltd., Class H	17,772,000	40,635,539
	CMST Development Co. Ltd., Class A	1,269,800	981,750
	CNGR Advanced Material Co. Ltd., Class A	197,499	1,855,147
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,688,433
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	799,920	949,458

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	COFCO Biotechnology Co. Ltd., Class A	800,915	$713,201
	COFCO Capital Holdings Co. Ltd., Class A	235,700	354,441
#*	COFCO Joycome Foods Ltd.	18,155,000	3,191,585
	COFCO Sugar Holding Co. Ltd., Class A	757,753	1,670,424
	Cofoe Medical Technology Co. Ltd., Class A	97,650	760,235
*	COL Global Co. Ltd., Class A	32,800	139,167
	Comba Telecom Systems Holdings Ltd.	9,948,000	1,938,283
	Concord New Energy Group Ltd.	49,365,909	2,302,868
	Consun Pharmaceutical Group Ltd.	3,340,000	6,920,984
	Contec Medical Systems Co. Ltd., Class A	66,800	126,607
	Contemporary Amperex Technology Co. Ltd., Class A	923,820	59,301,211
	Continental Aerospace Technologies Holding Ltd.	17,942,207	410,661
	COSCO SHIPPING Development Co. Ltd., Class H	25,500,300	3,620,391
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	7,900,000	18,496,002
#	COSCO SHIPPING Holdings Co. Ltd., Class H	14,798,849	27,237,487
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	2,955,965
#	COSCO SHIPPING Ports Ltd.	8,493,663	5,925,303
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	1,005,900	1,262,899
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Technology Co. Ltd., Class A	122,000	$254,118
	Cosonic Intelligent Technologies Co. Ltd., Class A	181,200	375,369
	CQ Pharmaceutical Holding Co. Ltd., Class A	1,145,354	974,062
*	Crazy Sports Group Ltd.	16,280,600	178,759
	CRRC Corp. Ltd., Class H	12,946,000	8,617,596
	Crystal Clear Electronic Material Co. Ltd., Class A	255,766	543,905
Ω	CSC Financial Co. Ltd., Class H	1,169,000	1,739,050
	CSG Holding Co. Ltd., Class A	880,196	519,825
*	CSG Smart Science&Technology Co. Ltd., Class A	253,900	417,868
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	97,857	435,831
#	CSPC Pharmaceutical Group Ltd.	50,872,400	55,429,359
#	CSSC Hong Kong Shipping Co. Ltd.	11,548,000	3,639,900
	CSSC Science & Technology Co. Ltd., Class A	321,100	644,387
	CTS International Logistics Corp. Ltd., Class A	1,080,550	882,738
*	Cutia Therapeutics, Class H	5,400	3,188
*	CWT International Ltd.	23,990,000	697,834
*	Cybrid Technologies, Inc., Class A	165,000	332,396
*	Daan Gene Co. Ltd., Class A	629,780	534,128
	Dajin Heavy Industry Co. Ltd., Class A	107,700	1,329,950
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,594,163	1,604,048
#*	Dalipal Holdings Ltd.	1,812,000	1,007,246
#*	Damai Entertainment Holdings Ltd.	87,520,000	6,551,033

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Daqin Railway Co. Ltd., Class A	1,927,638	$1,487,098
	Dashang Co. Ltd., Class A	203,772	543,498
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	362,856	994,987
#	Datang International Power Generation Co. Ltd., Class H	12,070,000	4,168,113
*	Datang Telecom Technology Co. Ltd., Class A	244,900	302,312
*	Dawei Technology Guangdong Group Co. Ltd., Class A	135,500	200,990
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	827,316
	Dazhong Transportation Group Co. Ltd., Class A	701,600	466,847
	Dazzle Fashion Co. Ltd., Class A	196,600	384,692
*	DBAPP Security Ltd., Class A	38,474	252,831
	DBG Technology Co. Ltd., Class A	150,256	460,912
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	1,178,783
*	Dezhan Healthcare Co. Ltd., Class A	1,061,300	566,689
	DHC Software Co. Ltd., Class A	656,112	794,764
	Dian Diagnostics Group Co. Ltd., Class A	313,579	891,688
	Digital China Group Co. Ltd., Class A	150,125	834,316
#	Digital China Holdings Ltd.	4,294,000	1,107,056
*	Digital China Information Service Group Co. Ltd., Class A	312,857	631,489
*	Dingdang Health Technology Group Ltd.	868,000	118,634
		Shares	Value»
CHINA — (Continued)
	Do-Fluoride New Materials Co. Ltd., Class A	237,951	$1,273,885
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	1,070,106
#	Dongfang Electric Corp. Ltd., Class H	1,315,600	6,590,275
	Dongfang Electronics Co. Ltd., Class A	347,053	665,073
	DongFeng Automobile Co. Ltd., Class A	403,200	397,400
	Dongfeng Electronic Technology Co. Ltd., Class A	295,530	489,999
	Dongguan Aohai Technology Co. Ltd., Class A	125,740	879,227
	Dongguan Development Holdings Co. Ltd., Class A	420,100	639,458
#	Dongguan Rural Commercial Bank Co. Ltd., Class H	50,000	21,863
	Dongguan Yutong Optical Technology Co. Ltd., Class A	154,300	658,390
	Donghua Testing Technology Co. Ltd., Class A	36,300	190,764
*	Dongjiang Environmental Co. Ltd., Class H	268,395	70,935
	Dongxing Securities Co. Ltd., Class A	581,155	1,128,124
	Dongyue Group Ltd.	13,139,000	21,637,584
	Double Medical Technology, Inc., Class A	20,500	130,453
*	Doushen Beijing Education & Technology, Inc., Class A	173,100	129,439
*	DouYu International Holdings Ltd., ADR	67,516	329,477
#*	DPC Dash Ltd.	96,000	620,195
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,883,000	2,356,305
	Eaglerise Electric & Electronic China Co. Ltd., Class A	160,400	933,571

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	East Buy Holding Ltd.	1,287,000	$4,241,413
	East Money Information Co. Ltd., Class A	923,330	2,763,534
	Eastcompeace Technology Co. Ltd., Class A	184,700	515,752
	Eastern Communications Co. Ltd., Class A	177,500	434,237
*	Easyhome New Retail Group Co. Ltd., Class A	2,085,200	791,104
	E-Commodities Holdings Ltd.	9,376,000	901,483
	Ecovacs Robotics Co. Ltd., Class A	74,692	715,426
	Edan Instruments, Inc., Class A	254,388	555,754
	Edifier Technology Co. Ltd., Class A	272,800	445,339
	Edvantage Group Holdings Ltd.	2,968,088	297,129
#	EEKA Fashion Holdings Ltd.	2,133,500	1,747,456
	EIT Environmental Development Group Co. Ltd., Class A	145,919	458,680
	Electric Connector Technology Co. Ltd., Class A	162,850	1,075,223
*††	Elion Energy Co. Ltd., Class A	1,910,265	19,568
	EmbedWay Technologies Shanghai Corp., Class A	57,300	256,328
	ENN Energy Holdings Ltd.	2,716,000	21,291,570
	ENN Natural Gas Co. Ltd., Class A	662,095	1,965,123
	Eoptolink Technology, Inc. Ltd., Class A	137,261	10,625,633
	Era Co. Ltd., Class A	570,100	356,488
	Espressif Systems Shanghai Co. Ltd., Class A	14,875	377,433
	Essex Bio-technology Ltd.	1,795,000	745,824
*	Estun Automation Co. Ltd., Class A	7,600	24,424
		Shares	Value»
CHINA — (Continued)
	Eternal Asia Supply Chain Management Ltd., Class A	715,400	$587,416
	EVA Precision Industrial Holdings Ltd.	9,030,516	868,892
	Eve Energy Co. Ltd., Class A	220,597	2,359,647
	Ever Sunshine Services Group Ltd.	5,654,000	1,426,623
#Ω	Everbright Securities Co. Ltd., Class H	1,197,200	1,229,157
*	EverChina International Holdings Co. Ltd.	18,107,500	173,180
*Ω	Everest Medicines Ltd.	411,500	1,836,319
	EverProX Technologies Co. Ltd., Class A	21,700	817,164
	Explosive Co. Ltd., Class A	236,300	376,959
	Eyebright Medical Technology Beijing Co. Ltd., Class A	35,270	265,225
	Fangda Carbon New Material Co. Ltd., Class A	806,329	671,370
	Fangda Special Steel Technology Co. Ltd., Class A	1,055,631	901,568
	Far East Horizon Ltd.	16,837,000	16,138,842
*	Far East Smarter Energy Co. Ltd., Class A	175,700	439,222
*	Farasis Energy Gan Zhou Co. Ltd., Class A	256,681	527,159
	FAW Jiefang Group Co. Ltd., Class A	428,900	423,457
	FAWER Automotive Parts Co. Ltd., Class A	1,246,978	931,836
	Feilong Auto Components Co. Ltd., Class A	305,800	1,617,954
*Ω	Feiyu Technology International Co. Ltd.	340,500	24,394
	Fengzhushou Co. Ltd., Class A	14,300	93,005

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ferrotec Anhui Technology Development Co. Ltd., Class A	49,300	$312,910
	FESCO Group Co. Ltd., Class A	188,700	439,552
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	190,700	1,312,604
	Fibocom Wireless, Inc., Class A	141,494	467,522
*	FIH Mobile Ltd.	1,213,800	3,891,920
*	Financial Street Holdings Co. Ltd., Class A	1,428,957	663,865
#	FinVolution Group, ADR	971,700	4,819,632
	First Capital Securities Co. Ltd., Class A	597,100	669,185
	First Tractor Co. Ltd., Class H	2,062,000	2,429,667
#*	Flat Glass Group Co. Ltd., Class H	2,305,000	2,638,872
	Focus Lightings Tech Co. Ltd., Class A	454,720	591,418
	Focus Media Information Technology Co. Ltd., Class A	2,460,600	2,269,436
	Focused Photonics Hangzhou, Inc., Class A	276,300	552,155
	Foryou Corp., Class A	187,100	827,464
	Foshan Electrical & Lighting Co. Ltd., Class A	610,100	506,678
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	549,025	3,108,921
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	311,584	362,961
	Fosun International Ltd.	11,497,120	6,053,092
*	Founder Holdings Ltd.	1,088,000	102,441
	Founder Securities Co. Ltd., Class A	730,500	770,073
	Fountain SET Holdings Ltd.	234,000	21,643
		Shares	Value»
CHINA — (Continued)
	Foxconn Industrial Internet Co. Ltd., Class A	1,763,356	$16,372,178
	Friend Co. Ltd., Class A	85,700	159,014
#	Fu Shou Yuan International Group Ltd.	8,485,000	2,859,930
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	204,787
#	Fufeng Group Ltd.	17,110,800	14,347,584
#*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Apex Software Co. Ltd., Class A	66,160	316,031
	Fujian Boss Software Development Co. Ltd., Class A	291,996	431,216
*	Fujian Cosunter Pharmaceutical Co. Ltd., Class A	5,200	89,447
	Fujian Funeng Co. Ltd., Class A	719,783	1,056,049
	Fujian Fuxin Software Development JSC Ltd., Class A	34,467	399,256
*	Fujian Kuncai Material Technology Co. Ltd., Class A	81,100	401,861
	Fujian Longking Co. Ltd., Class A	462,211	1,263,095
	Fujian Qingshan Paper Industry Co. Ltd., Class A	889,000	579,855
*	Fujian Snowman Group Co. Ltd., Class A	148,000	386,776
	Fujian Star-net Communication Co. Ltd., Class A	190,108	740,363
	Fujian Sunner Development Co. Ltd., Class A	430,208	1,173,314
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	328,120	652,644
	Fujian Yongfu Power Engineering Co. Ltd., Class A	9,500	37,233
	Fujian Yuanli Active Carbon Co. Ltd., Class A	179,000	467,379

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fulin Precision Co. Ltd., Class A	294,420	$1,220,586
	Fushun Special Steel Co. Ltd., Class A	870,900	698,148
*	Future Machine Ltd.	619,000	62,013
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,911,600	22,181,602
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	74,000	639,681
Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,336,839	14,379,183
	Gansu Energy Chemical Co. Ltd., Class A	2,816,140	1,188,365
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	962,600	250,125
	Gansu Shangfeng Cement Co. Ltd., Class A	494,390	1,016,202
	Gansu Yasheng Industrial Group Co. Ltd., Class A	1,353,900	861,020
	Gaona Aero Material Co. Ltd., Class A	286,000	824,025
	Gaush Meditech Ltd.	193,000	126,843
	G-bits Network Technology Xiamen Co. Ltd., Class A	21,200	1,268,125
	GCL Energy Technology Co. Ltd., Class A	508,595	1,325,491
#*	GCL New Energy Holdings Ltd.	2,556,218	292,135
*	GCL System Integration Technology Co. Ltd., Class A	253,800	158,226
*	GCL Technology Holdings Ltd.	110,638,320	12,799,904
	GD Power Development Co. Ltd., Class A	1,913,278	1,328,253
*	GDS Holdings Ltd. (9698 HK), Class A	4,208,900	22,212,729
#*	GDS Holdings Ltd. (GDS US), ADR	134,401	5,682,474
	Geely Automobile Holdings Ltd.	23,035,000	68,509,934
		Shares	Value»
CHINA — (Continued)
	GEM Co. Ltd., Class A	1,344,000	$1,811,165
*	Gemdale Corp., Class A	1,755,100	747,354
#*	Gemdale Properties & Investment Corp. Ltd.	38,262,000	561,158
	GemPharmatech Co. Ltd., Class A	155,068	468,825
Ω	Genertec Universal Medical Group Co. Ltd.	6,737,000	5,001,693
*	Genimous Technology Co. Ltd., Class A	477,000	517,771
#*	Genscript Biotech Corp.	6,064,000	10,796,205
*	Geo-Jade Petroleum Corp., Class A	1,205,300	825,729
	Geovis Technology Co. Ltd., Class A	85,677	713,829
	GEPIC Energy Development Co. Ltd., Class A	522,400	617,662
	Getein Biotech, Inc., Class A	238,178	336,854
	GF Securities Co. Ltd., Class H	3,529,200	8,001,128
#Ω	Giant Biogene Holding Co. Ltd.	1,739,800	6,757,101
	Giantec Semiconductor Corp., Class A	18,472	338,456
	Ginlong Technologies Co. Ltd., Class A	99,159	1,381,723
	Glarun Technology Co. Ltd., Class A	91,387	367,726
#*	Global New Material International Holdings Ltd.	474,000	512,957
	GoerTek, Inc., Class A	459,244	1,664,670
	Goke Microelectronics Co. Ltd., Class A	10,500	275,528
	Goldcard Smart Group Co. Ltd., Class A	140,500	270,133
Ω	Golden Throat Holdings Group Co. Ltd.	1,327,500	600,952
	Goldenmax International Group Ltd., Class A	296,871	1,963,841
	Goldpac Group Ltd.	2,119,000	215,205

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Goldwind Science & Technology Co. Ltd., Class H	3,805,784	$8,447,793
	Goneo Group Co. Ltd., Class A	97,272	639,338
	Goodbaby International Holdings Ltd.	3,918,000	443,202
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	24,679	392,380
*	Gosuncn Technology Group Co. Ltd., Class A	142,200	115,433
	Gotion High-tech Co. Ltd., Class A	323,200	1,746,805
#	Grand Pharmaceutical Group Ltd.	10,364,500	8,279,184
	Grandblue Environment Co. Ltd., Class A	135,827	637,270
*	Grandjoy Holdings Group Co. Ltd., Class A	1,565,201	703,362
	Great Wall Motor Co. Ltd., Class H	10,215,250	15,450,906
*	Greattown Holdings Ltd., Class A	607,052	419,324
	Gree Electric Appliances, Inc. of Zhuhai, Class A	666,753	3,913,945
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	665,905	963,503
#	Greentown China Holdings Ltd.	8,356,500	10,321,392
#Ω	Greentown Management Holdings Co. Ltd.	2,361,000	674,499
	Greentown Service Group Co. Ltd.	10,474,000	6,137,374
	GRG Banking Equipment Co. Ltd., Class A	431,426	738,571
	GRG Metrology & Test Group Co. Ltd., Class A	364,000	1,142,610
	Grinm Advanced Materials Co. Ltd., Class A	65,000	262,004
		Shares	Value»
CHINA — (Continued)
	Guangdong Advertising Group Co. Ltd., Class A	251,200	$330,808
	Guangdong Aofei Data Technology Co. Ltd., Class A	348,643	1,282,628
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	1,090,711	844,611
	Guangdong Construction Engineering Group Co. Ltd., Class A	1,533,000	847,157
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	361,828	543,367
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	425,702	1,078,589
	Guangdong Dongpeng Holdings Co. Ltd., Class A	745,888	643,946
	Guangdong Dowstone Technology Co. Ltd., Class A	162,232	643,475
	Guangdong Electric Power Development Co. Ltd., Class A	340,900	325,506
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	565,816	953,802
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	232,200	862,086
	Guangdong Goworld Co. Ltd., Class A	343,600	751,793
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	114,464	217,974
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	364,600	884,462
	Guangdong Guanhao High-Tech Co. Ltd., Class A	581,404	413,085

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Haid Group Co. Ltd., Class A	317,568	$2,323,242
*	Guangdong HEC Technology Holding Co. Ltd., Class A	343,545	1,793,305
	Guangdong Hongda Holdings Group Co. Ltd., Class A	164,900	879,908
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	548,700	806,628
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	128,600	475,189
	Guangdong Huate Gas Co. Ltd., Class A	40,695	1,126,402
	Guangdong Investment Ltd.	12,158,000	12,725,962
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	166,569	1,234,654
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	193,300	520,882
*	Guangdong Land Holdings Ltd.	1,870,494	51,034
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	213,700	589,407
	Guangdong Marubi Biotechnology Co. Ltd., Class A	39,800	146,511
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	1,496,510
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	345,100	506,609
	Guangdong South New Media Co. Ltd., Class A	153,310	854,677
	Guangdong Tapai Group Co. Ltd., Class A	469,895	589,878
*	Guangdong TCL Smart Home Appliances Co. Ltd.	663,700	930,202
		Shares	Value»
CHINA — (Continued)
*	Guangdong Topstar Technology Co. Ltd., Class A	46,762	$201,017
	Guangdong Vanward New Electric Co. Ltd., Class A	470,900	570,029
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	497,000	1,107,160
*	Guangdong Yowant Technology Group Co. Ltd., Class A	730,279	720,310
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,285,481	467,912
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	75,204	202,697
	Guanghui Energy Co. Ltd., Class A	2,456,214	2,428,727
*	Guanghui Logistics Co. Ltd., Class A	555,700	477,757
	Guangshen Railway Co. Ltd., Class H	10,624,700	3,248,064
	Guangxi Energy Co. Ltd., Class A	408,800	296,096
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	284,600	2,128,513
	Guangxi Liugong Machinery Co. Ltd., Class A	623,063	885,275
	Guangxi LiuYao Group Co. Ltd., Class A	211,500	519,175
	Guangxi Wuzhou Communications Co. Ltd., Class A	889,863	507,735
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,741,414	628,342
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	95,100	233,497
#	Guangzhou Automobile Group Co. Ltd., Class H	14,133,690	5,116,143

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Baiyun International Airport Co. Ltd., Class A	669,826	$857,836
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,358,000	2,911,022
	Guangzhou Development Group, Inc., Class A	541,900	565,052
	Guangzhou Grandbuy Co. Ltd., Class A	375,200	341,406
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	92,700	1,176,130
	Guangzhou Haige Communications Group, Inc. Co., Class A	371,150	878,640
	Guangzhou Haoyang Electronic Co. Ltd., Class A	64,600	354,035
	Guangzhou KDT Machinery Group Co. Ltd., Class A	312,310	934,751
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	112,200	449,718
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	374,400	557,889
*	Guangzhou Pearl River Piano Group Co. Ltd., Class A	313,900	275,456
	Guangzhou Port Co. Ltd., Class A	878,400	417,230
#*	Guangzhou R&F Properties Co. Ltd., Class H	1,999,200	92,758
	Guangzhou Restaurant Group Co. Ltd., Class A	278,587	633,829
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	87,224	473,461
	Guangzhou Sie Consulting Co. Ltd., Class A	203,100	754,631
		Shares	Value»
CHINA — (Continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	233,860	$2,081,295
	Guangzhou Wondfo Biotech Co. Ltd., Class A	243,746	653,722
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	999,802
	Guangzhou Zhiguang Electric Co. Ltd., Class A	341,500	658,147
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	566,333
	Guilin Layn Natural Ingredients Corp., Class A	402,820	518,776
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	274,782	576,248
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	458,200	337,021
	Guizhou Chanhen Chemical Corp., Class A	240,300	1,290,825
	Guizhou Gas Group Corp. Ltd., Class A	854,160	808,247
	Guizhou Guihang Automotive Components Co. Ltd., Class A	216,100	434,346
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,483,572	1,201,755
	Guizhou Qianyuan Power Co. Ltd., Class A	125,200	372,474
	Guizhou Red Star Developing Co. Ltd., Class A	125,900	432,869
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	163,200	269,440
	Guizhou Tyre Co. Ltd., Class A	792,836	585,296
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,071,897	530,257

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guizhou Zhenhua E-chem, Inc., Class A	237,584	$577,478
*	Guizhou Zhongyida Co. Ltd., Class A	235,100	321,062
*	Guocheng Mining Co. Ltd., Class A	17,700	133,500
*	Guoguang Electric Co. Ltd., Class A	428,363	711,256
	Guomai Technologies, Inc., Class A	499,854	610,682
#	Guoquan Food Shanghai Co. Ltd., Class H	1,131,600	503,916
	Guosen Securities Co. Ltd., Class A	764,897	1,203,135
*	Guosheng Securities, Inc., Class A	147,476	273,889
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,092,680	8,738,440
	Guoyuan Securities Co. Ltd., Class A	761,345	821,723
#	Gushengtang Holdings Ltd.	802,400	3,042,201
	H World Group Ltd. (1179 HK)	1,141,800	5,895,260
#	H World Group Ltd. (HTHT US), ADR	395,705	20,434,206
#*Ω	Haichang Ocean Park Holdings Ltd.	4,355,000	241,357
#Ω	Haidilao International Holding Ltd.	7,128,000	13,146,619
	Haier Smart Home Co. Ltd. (600690 C1), Class A	914,762	2,890,233
	Haier Smart Home Co. Ltd. (6690 HK), Class H	11,027,199	31,145,822
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	186,424	348,514
*	Hainan Airlines Holding Co. Ltd., Class A	5,452,800	1,206,702
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	84,900	1,007,042
*	Hainan Haide Capital Management Co. Ltd., Class A	871,739	851,704
		Shares	Value»
CHINA — (Continued)
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	107,900	$269,252
	Hainan Jinpan Smart Technology Co. Ltd., Class A	76,329	992,879
#*	Hainan Meilan International Airport Co. Ltd., Class H	1,575,000	1,233,499
	Hainan Mining Co. Ltd., Class A	377,100	678,112
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	1,379,531
	Haisco Pharmaceutical Group Co. Ltd., Class A	77,857	668,337
	Haitian International Holdings Ltd.	6,059,000	16,438,931
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	7,514,000	751,697
	Hand Enterprise Solutions Co. Ltd., Class A	230,834	675,448
	Hangcha Group Co. Ltd., Class A	583,556	2,327,235
	Hangxiao Steel Structure Co. Ltd., Class A	1,802,564	799,149
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	245,500	573,645
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	684,399	957,955
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	53,000	1,357,647
	Hangzhou Dptech Technologies Co. Ltd., Class A	128,100	324,270
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	113,000	282,676
	Hangzhou First Applied Material Co. Ltd., Class A	386,806	1,065,002

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou GreatStar Industrial Co. Ltd.	226,600	$1,138,939
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	50,200	286,748
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	140,161	591,079
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	73,173	644,844
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	296,828	427,671
*	Hangzhou Iron & Steel Co., Class A	273,400	351,488
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	172,020	1,040,734
	Hangzhou Onechance Tech Corp., Class A	109,900	563,502
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	296,357	1,369,948
	Hangzhou Robam Appliances Co. Ltd., Class A	327,145	860,024
	Hangzhou Shunwang Technology Co. Ltd., Class A	114,200	424,793
	Hangzhou Silan Microelectronics Co. Ltd., Class A	116,400	495,196
	Hangzhou Sunrise Technology Co. Ltd., Class A	232,600	494,891
	Hangzhou Tigermed Consulting Co. Ltd. (300347 C2), Class A	10,900	88,615
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	479,900	2,483,872
	Hangzhou Weiguang Electronic Co. Ltd., Class A	32,700	155,993
		Shares	Value»
CHINA — (Continued)
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	168,300	$582,633
#	Hanking Gold International Ltd.	4,987,000	2,315,550
Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,960,000	9,387,749
	Hanwei Electronics Group Corp., Class A	59,100	374,066
	Haohua Chemical Science & Technology Co. Ltd., Class A	146,500	784,310
	Haosen Fintech Group Ltd.	8,000	11,460
*Ω	Harbin Bank Co. Ltd., Class H	5,519,000	268,348
	Harbin Boshi Automation Co. Ltd., Class A	361,366	679,236
	Harbin Electric Co. Ltd., Class H	4,808,587	14,357,179
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	546,173	1,186,729
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	1,138,900	590,066
*	Harbin Pharmaceutical Group Co. Ltd., Class A	1,717,336	902,092
	HBIS Resources Co. Ltd., Class A	314,500	779,498
*Ω	HBM Holdings Ltd.	2,658,000	4,419,559
	Health & Happiness H&H International Holdings Ltd.	1,144,000	2,096,525
*	Healthcare Co. Ltd., Class A	27,490	25,923
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	65,300	396,134
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	303,600	603,612

Emerging Markets Core Equity 2 Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Hebei Sinopack Electronic Technology Co. Ltd., Class A	37,520	$681,769
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	268,134	1,477,404
Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	146,056	281,784
Hefei Meiya Optoelectronic Technology, Inc., Class A	259,310	666,019
Hefei Urban Construction Development Co. Ltd., Class A	611,261	1,238,594
Heilongjiang Agriculture Co. Ltd., Class A	379,800	930,723
HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	395,800	410,495
Hello Group, Inc., Sponsored ADR	1,035,307	6,460,316
Henan Hengxing Science & Technology Co. Ltd., Class A	327,400	232,070
Henan Liliang Diamond Co. Ltd., Class A	144,500	1,149,472
Henan Lingrui Pharmaceutical Co., Class A	313,700	1,027,228
Henan Mingtai Al Industrial Co. Ltd., Class A	423,300	1,105,026
Henan Pinggao Electric Co. Ltd., Class A	379,900	1,227,627
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	774,392	3,672,268
Henan Shijia Photons Technology Co. Ltd., Class A	36,251	709,176
		Shares	Value»
CHINA — (Continued)
	Henan Shuanghui Investment & Development Co. Ltd., Class A	565,143	$2,296,147
	Henan Thinker Automatic Equipment Co. Ltd., Class A	253,100	969,957
*	Henan Yicheng New Energy Co. Ltd., Class A	867,700	574,115
	Henan Yuguang Gold & Lead Co. Ltd., Class A	861,100	1,871,008
*	Henan Yuneng Holdings Co. Ltd., Class A	428,399	960,277
*	Henan Zhongfu Industry Co. Ltd., Class A	1,500,100	1,710,396
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	598,337
	Hengan International Group Co. Ltd.	5,094,622	17,466,191
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	537,630	1,500,662
	Hengdian Group Tospo Lighting Co. Ltd., Class A	173,400	459,855
	Hengli Petrochemical Co. Ltd., Class A	1,323,812	4,301,304
	Hengtong Logistics Co. Ltd., Class A	471,700	624,354
	Hengtong Optic-electric Co. Ltd., Class A	596,604	5,782,083
	Hengyi Petrochemical Co. Ltd., Class A	763,753	1,977,609
	Hesteel Co. Ltd., Class A	4,520,900	1,546,063
	Hexing Electrical Co. Ltd., Class A	213,410	899,594
	HG Technologies Co. Ltd., Class A	58,700	138,396
	Hgtech Co. Ltd., Class A	117,400	2,062,647
*	Hi Sun Technology China Ltd.	10,371,000	577,862
	Hichain Logistics Co. Ltd., Class A	137,200	425,042

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hiconics Eco-energy Technology Co. Ltd., Class A	56,300	$53,208
	Hiecise Precision Equipment Co. Ltd., Class A	41,620	195,705
*	High Templar Tech Ltd., Sponsored ADR	501,243	1,187,946
#	Hisense Home Appliances Group Co. Ltd., Class H	2,814,000	8,283,766
	Hisense Visual Technology Co. Ltd., Class A	280,100	1,051,973
*	Hitevision Co. Ltd., Class A	107,300	406,069
	HitGen, Inc., Class A	68,617	289,147
	Hithink RoyalFlush Information Network Co. Ltd., Class A	85,702	2,965,737
	HLA Group Corp. Ltd., Class A	1,599,600	1,549,409
	HMT Xiamen New Technical Materials Co. Ltd., Class A	69,300	1,036,481
*	HNA Technology Co. Ltd., Class A	1,448,771	782,503
*	Holitech Technology Co. Ltd., Class A	344,400	148,106
*	Homeland Interactive Technology Ltd.	452,000	77,868
	Hongfa Technology Co. Ltd., Class A	241,270	1,104,656
*	Honghua Group Ltd.	9,989,000	245,634
	Hongli Zhihui Group Co. Ltd., Class A	328,600	370,063
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	919,100	465,228
	Hongrun Construction Group Co. Ltd., Class A	1,021,400	1,329,335
	Hongta Securities Co. Ltd., Class A	349,449	386,172
*	Hongyuan Green Energy Co. Ltd., Class A	140,824	449,708
#*	Hopson Development Holdings Ltd.	8,046,052	2,711,979
		Shares	Value»
CHINA — (Continued)
	Horizon Construction Development Ltd.	3,856,960	$447,372
	Hoshine Silicon Industry Co. Ltd., Class A	61,800	405,486
	Hoymiles Power Electronics, Inc., Class A	44,266	733,460
#*Ω	Hua Hong Semiconductor Ltd., Class H	1,962,000	28,901,561
	Huaan Securities Co. Ltd., Class A	895,240	732,144
	Huabao Flavours & Fragrances Co. Ltd., Class A	132,700	322,319
	Huabao International Holdings Ltd.	527,000	300,710
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	270,600	192,114
	Huada Automotive Technology Corp. Ltd., Class A	86,300	395,680
	Huadian Heavy Industries Co. Ltd., Class A	626,000	815,857
#	Huadian Power International Corp. Ltd., Class H	6,654,000	3,618,407
	Huadong Medicine Co. Ltd., Class A	385,032	1,886,973
	Huafon Chemical Co. Ltd., Class A	1,098,591	1,895,724
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	719,000	557,181
*	Huafu Fashion Co. Ltd., Class A	1,116,250	807,842
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	2,045,909
*	Huaihe Energy Group Co. Ltd., Class A	2,957,200	1,565,812
*	Huakai Yibai Technology Co. Ltd., Class A	220,480	420,310
	Hualan Biological Engineering, Inc., Class A	278,360	588,634

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaming Power Equipment Co. Ltd., Class A	297,000	$1,069,216
#	Huaneng Power International, Inc., Class H	10,330,000	8,270,075
	Huangshan Novel Co. Ltd., Class A	403,021	660,749
	Huangshan Tourism Development Co. Ltd., Class A	437,600	762,573
#*	Huanxi Media Group Ltd.	2,260,000	73,977
	Huapont Life Sciences Co. Ltd., Class A	801,223	584,763
Ω	Huatai Securities Co. Ltd., Class H	3,218,400	6,678,292
	Huatu Cendes Co. Ltd., Class A	60,333	440,149
	Huaxi Securities Co. Ltd., Class A	461,800	591,638
	Huaxia Bank Co. Ltd., Class A	2,003,788	2,020,824
	Huaxin Cement Co. Ltd. (600801 C1), Class A	667,224	2,104,654
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	1,998,000	4,246,018
	Huayu Automotive Systems Co. Ltd., Class A	926,531	2,534,134
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	893,000	628,686
	Hubei Chutian Smart Communication Co. Ltd., Class A	1,605,116	903,184
	Hubei Dinglong Co. Ltd., Class A	104,300	957,184
	Hubei Energy Group Co. Ltd., Class A	904,500	644,638
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	31,800	512,185
	Hubei Huitian New Materials Co. Ltd., Class A	266,300	450,745
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	358,905	1,457,593
		Shares	Value»
CHINA — (Continued)
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	$2,110,147
	Hubei Yihua Chemical Industry Co. Ltd., Class A	384,900	955,630
	Hubei Zhenhua Chemical Co. Ltd., Class A	397,180	2,057,890
	Huishang Bank Corp. Ltd., Class H	425,400	279,581
*Ω	Huitongda Network Co. Ltd., Class H	31,900	28,248
*	Huizhou CEE Technology, Inc., Class A	271,500	474,087
	Huizhou Desay Sv Automotive Co. Ltd., Class A	65,916	1,001,074
	Humanwell Healthcare Group Co. Ltd., Class A	234,700	649,273
	Hunan Aihua Group Co. Ltd., Class A	203,422	593,448
*	Hunan Corun New Energy Co. Ltd., Class A	318,900	356,804
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,195,500	767,176
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	915,100	830,169
	Hunan Gold Corp. Ltd., Class A	372,975	1,601,718
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	378,740	714,126
*	Hunan Kaimeite Gases Co. Ltd., Class A	134,400	392,531
*	Hunan New Wellful Co. Ltd., Class A	873,700	719,053
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	1,113,200	1,430,124
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,493,692
	Hunan Zhongke Electric Co. Ltd., Class A	227,400	702,179

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hundsun Technologies, Inc., Class A	107,129	$422,838
#*	HUTCHMED China Ltd. 13 HK	1,893,000	5,150,131
#*	HUTCHMED China Ltd. HCM US, ADR	6,229	83,718
#	HUYA, Inc., ADR	553,036	1,736,533
*	Hybio Pharmaceutical Co. Ltd., Class A	27,900	85,151
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	2,600,600	3,828,484
*	Hytera Communications Corp. Ltd., Class A	281,902	411,907
*	HyUnion Holding Co. Ltd., Class A	601,100	644,584
*	IAT Automobile Technology Co. Ltd., Class A	237,200	342,731
#*Ω	iDreamSky Technology Holdings Ltd.	1,485,600	79,821
	IEIT Systems Co. Ltd., Class A	52,500	539,588
	Iflytek Co. Ltd., Class A	84,490	595,142
	IKD Co. Ltd., Class A	398,433	994,009
*Ω	IMAX China Holding, Inc.	921,100	883,919
	Imeik Technology Development Co. Ltd., Class A	27,340	460,546
*	IMotion Automotive Technology Suzhou Co. Ltd., Class H	96,500	43,916
	Industrial & Commercial Bank of China Ltd., Class H	124,830,725	112,466,260
	Industrial Bank Co. Ltd., Class A	3,638,780	9,549,146
	Industrial Securities Co. Ltd., Class A	978,332	871,476
	INESA Intelligent Tech, Inc., Class A	44,000	140,984
	Infore Environment Technology Group Co. Ltd., Class A	821,342	1,640,950
#*Ω	Ingdan, Inc.	3,798,000	1,023,510
	Ingenic Semiconductor Co. Ltd., Class A	23,400	429,816
*	Inkeverse Group Ltd.	4,162,000	364,169
		Shares	Value»
CHINA — (Continued)
*	INKON Life Technology Co. Ltd., Class A	336,000	$555,894
	Inmyshow Digital Technology Group Co. Ltd., Class A	1,126,200	986,589
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,512,000	599,737
	Inner Mongolia Berun Chemical Co. Ltd., Class A	1,527,000	2,010,502
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	808,212	3,843,767
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	565,664	1,299,797
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	101,100	749,049
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,429,776	1,993,929
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	581,141
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	470,200	2,966,647
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,047,500	4,214,130
*Ω	InnoCare Pharma Ltd., Class H	3,046,000	5,392,022
*Ω	Innovent Biologics, Inc.	677,500	7,911,461
	Innuovo Technology Co. Ltd., Class A	561,500	761,220
*	Insigma Technology Co. Ltd., Class A	383,800	494,780
	Inspur Digital Enterprise Technology Ltd.	2,578,000	749,862
*	Inspur Software Co. Ltd., Class A	69,600	168,554
	Intco Medical Technology Co. Ltd., Class A	206,908	1,728,796

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Intron Technology Holdings Ltd.	2,020,000	$473,406
#*	iQIYI, Inc., ADR	3,953,410	4,665,024
	iRay Group, Class A	34,178	574,330
	IReader Technology Co. Ltd., Class A	83,200	305,697
*	IRICO Display Devices Co. Ltd., Class A	1,076,600	1,277,371
*	J&T Global Express Ltd.	7,772,000	9,731,625
*	JA Solar Technology Co. Ltd., Class A	838,014	1,338,610
	Jade Bird Integrated Technologies Co. Ltd.	487,815	866,883
	Jafron Biomedical Co. Ltd., Class A	234,764	655,776
	Jangho Group Co. Ltd., Class A	935,300	1,313,936
	Jason Furniture Hangzhou Co. Ltd., Class A	244,957	1,042,682
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	57,900	77,486
	JCET Group Co. Ltd., Class A	410,206	2,761,315
	JCHX Mining Management Co. Ltd., Class A	148,800	1,371,409
*Ω	JD Health International, Inc.	1,966,700	11,622,977
*Ω	JD Logistics, Inc.	13,060,300	25,436,117
	JD.com, Inc. (9618 HK), Class A	5,348,442	81,029,550
	JD.com, Inc. (JD US), ADR	138	4,184
*Ω	Jenscare Scientific Co. Ltd., Class H	77,400	97,316
*	JH Educational Technology, Inc.	668,000	91,394
*	Jia Yao Holdings Ltd.	326,000	345,777
	Jiajiayue Group Co. Ltd., Class A	447,701	710,042
	Jiang Su Suyan Jingshen Co. Ltd., Class A	481,400	767,581
	Jiangling Motors Corp. Ltd., Class A	425,125	1,170,473
	Jianglong Shipbuilding Co. Ltd., Class A	124,600	300,939
		Shares	Value»
CHINA — (Continued)
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	73,100	$647,467
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	815,600	724,095
	Jiangsu Azure Corp., Class A	541,640	1,646,333
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	24,953	226,469
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	233,135	782,035
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	44,800	865,949
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	1,121,900	638,604
	Jiangsu Changbao Steeltube Co. Ltd., Class A	510,200	671,269
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	135,400	388,659
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	285,500	565,248
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,235,168	1,323,646
	Jiangsu Chint Power Technology Co. Ltd., Class A	84,700	361,321
	Jiangsu Cnano Technology Co. Ltd., Class A	35,584	224,575
*	Jiangsu Dagang Co. Ltd., Class A	266,900	649,004
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	407,440	1,784,754

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	662,174	$1,290,660
	Jiangsu Etern Co. Ltd., Class A	119,600	747,507
	Jiangsu Expressway Co. Ltd., Class H	5,022,000	6,833,127
	Jiangsu Financial Leasing Co. Ltd., Class A	1,695,840	1,712,672
*	Jiangsu General Science Technology Co. Ltd., Class A	1,129,000	771,203
	Jiangsu Gian Technology Co. Ltd., Class A	84,900	519,715
	Jiangsu Guomao Reducer Co. Ltd., Class A	339,485	784,363
	Jiangsu Guotai International Group Co. Ltd., Class A	725,795	955,497
	Jiangsu Guoxin Corp. Ltd., Class A	214,600	239,748
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	56,900	522,006
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	1,630,496
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	308,614	2,444,379
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	508,128	560,816
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	874,428	354,993
	Jiangsu Hongtian Technology Co. Ltd., Class A	90,000	686,563
	Jiangsu Hoperun Software Co. Ltd., Class A	41,500	276,459
	Jiangsu Huachang Chemical Co. Ltd., Class A	745,600	736,656
	Jiangsu Huaxicun Co. Ltd., Class A	417,300	440,130
		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,761,000	$1,179,374
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	87,926	361,723
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	202,437	865,354
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	422,480	833,706
	Jiangsu King's Luck Brewery JSC Ltd., Class A	332,701	1,338,464
	Jiangsu Leili Motor Co. Ltd., Class A	73,606	460,911
	Jiangsu Lianyungang Port Co. Ltd., Class A	867,100	607,737
	Jiangsu Lihua Foods Group Co. Ltd.	325,860	1,084,286
	Jiangsu Linyang Energy Co. Ltd., Class A	1,379,600	1,231,288
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	239,000	1,174,051
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	124,560	943,066
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	857,615
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	447,200	537,651
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	310,400	516,095
	Jiangsu Pacific Quartz Co. Ltd., Class A	90,350	733,937
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	607,800	839,789
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	608,000	886,125

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	731,800	$702,976
	Jiangsu Rongtai Industry Co. Ltd., Class A	134,490	646,257
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	1,200,973	448,213
	Jiangsu Shagang Co. Ltd., Class A	783,332	510,376
	Jiangsu Shemar Electric Co. Ltd., Class A	168,100	1,499,833
	Jiangsu Shentong Valve Co. Ltd., Class A	295,702	699,926
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	512,300	583,037
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	152,540	1,662,335
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	46,144	502,863
	Jiangsu Soho High Hope Group Corp., Class A	1,672,400	700,696
*	Jiangsu Sopo Chemical Co., Class A	430,716	521,397
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	1,444,300	1,050,801
	Jiangsu ToLand Alloy Co. Ltd., Class A	122,470	706,406
*	Jiangsu Transimage Technology Co. Ltd., Class A	109,200	414,153
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	155,800	1,411,604
	Jiangsu Yanghe Distillery Co. Ltd., Class A	123,758	892,590
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	121,390	$1,288,873
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	424,700	506,341
	Jiangsu Yoke Technology Co. Ltd., Class A	52,300	657,447
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	827,556
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	2,067,071	1,380,398
	Jiangsu Zhongtian Technology Co. Ltd., Class A	529,706	2,584,702
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	2,694,452	1,062,287
*	Jiangsu Zongyi Co. Ltd., Class A	486,000	546,383
	Jiangxi Bank Co. Ltd., Class H	853,000	75,207
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	344,100	479,989
	Jiangxi Copper Co. Ltd., Class H	6,085,000	28,918,748
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	245,900	699,451
	Jiangxi Ganneng Co. Ltd., Class A	285,600	523,489
	Jiangxi Ganyue Expressway Co. Ltd., Class A	770,500	500,147
	Jiangxi Guotai Group Co. Ltd., Class A	307,700	625,840
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	229,700	420,440
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	8,800	62,042

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Jiangxi Rimag Group Co. Ltd., Class H	790,000	$873,426
*	Jiangxi Special Electric Motor Co. Ltd., Class A	150,300	356,323
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	162,143	670,670
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	297,800	416,362
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	192,300	737,418
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	149,600	545,854
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	835,100	447,329
	Jianmin Pharmaceutical Group Co. Ltd., Class A	84,100	389,836
*	Jianshe Industry Group Yunnan Co. Ltd., Class A	18,300	60,433
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	777,790	1,524,909
	Jiayin Group, Inc., ADR	8,499	40,115
	Jiayou International Logistics Co. Ltd., Class A	664,685	1,241,112
	Jiaze Renewables Co. Ltd.	475,100	392,907
*	Jihua Group Corp. Ltd., Class A	1,561,600	669,553
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	184,270	511,334
*	Jilin Chemical Fibre, Class A	1,293,000	968,970
	Jilin OLED Material Tech Co. Ltd., Class A	10,752	70,066
*	Jilin Quanyangquan Co. Ltd., Class A	128,500	156,103
		Shares	Value»
CHINA — (Continued)
*††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	$0
*	Jinbei Automotive Co. Ltd., Class A	880,500	519,423
#*††	Jinchuan Group International Resources Co. Ltd.	17,701,000	271,193
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	3,421,369
	Jinghua Pharmaceutical Group Co. Ltd., Class A	523,600	578,050
	Jingjin Equipment, Inc., Class A	600,780	1,649,914
	Jinhong Gas Co. Ltd., Class A	266,229	1,365,263
	Jinhui Liquor Co. Ltd., Class A	228,400	594,092
#	JinkoSolar Holding Co. Ltd., ADR	309,387	7,224,186
	Jinlei Technology Co. Ltd., Class A	163,500	727,716
	Jinlongyu Group Co. Ltd., Class A	141,100	560,207
	Jinmao Property Services Co. Ltd.	985,664	323,494
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	619,700	1,757,847
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	1,055,100	584,639
	Jinneng Science&Technology Co. Ltd., Class A	380,859	374,733
*Ω	Jinxin Fertility Group Ltd.	14,386,500	4,410,630
	Jinyu Bio-Technology Co. Ltd., Class A	392,300	839,957
	Jinzai Food Group Co. Ltd., Class A	252,800	417,946
*	Jinzhou Yongshan Lithium Co. Ltd., Class A	159,500	455,914
	JiuGui Liquor Co. Ltd., Class A	45,000	281,860

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Jiumaojiu International Holdings Ltd.	7,470,000	$1,673,681
	Jiuzhitang Co. Ltd., Class A	323,727	458,163
	Jizhong Energy Resources Co. Ltd., Class A	1,201,400	989,007
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	209,387	1,014,632
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	185,600	462,675
	JNBY Design Ltd.	1,738,000	4,748,282
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	608,949	976,614
	Joinn Laboratories China Co. Ltd., Class A	184,104	1,052,572
#Ω	Joinn Laboratories China Co. Ltd., Class H	438,600	1,213,668
	Jointo Energy Investment Co. Ltd. Hebei, Class A	610,000	853,487
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,063,402	805,976
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	485,900	725,452
	Jones Tech PLC, Class A	81,200	650,568
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	257,378	784,139
	Joyoung Co. Ltd., Class A	319,634	510,670
	JOYY, Inc., ADR	15,534	916,351
	JS Corrugating Machinery Co. Ltd., Class A	450,900	682,785
*Ω	JS Global Lifestyle Co. Ltd.	5,247,500	1,153,294
	JSTI Group, Class A	821,500	816,354
#*	Ju Teng International Holdings Ltd.	5,790,090	2,993,918
	Juewei Food Co. Ltd., Class A	344,799	641,946
		Shares	Value»
CHINA — (Continued)
	Juneyao Airlines Co. Ltd., Class A	518,800	$869,458
*	Jushri Technologies, Inc., Class A	19,000	121,304
	Jutal Offshore Oil Services Ltd.	1,587,666	91,743
	Jutze Intelligent Technology Co. Ltd., Class A	53,700	158,646
*Ω	JW Cayman Therapeutics Co. Ltd.	576,500	172,372
	Kailuan Energy Chemical Co. Ltd., Class A	857,900	740,393
	Kaishan Group Co. Ltd., Class A	483,400	2,188,350
	Kanzhun Ltd.	4,900	32,862
*	KBC Corp. Ltd., Class A	105,697	384,795
	KE Holdings, Inc., Class A	1,368,500	7,598,770
	Keboda Technology Co. Ltd., Class A	59,300	468,799
	Keda Industrial Group Co. Ltd., Class A	688,100	1,953,013
	KEDE Numerical Control Co. Ltd., Class A	43,353	384,990
*	Keep, Inc.	387,900	149,178
	Keeson Technology Corp. Ltd., Class A	189,002	469,366
	Kehua Data Co. Ltd., Class A	121,560	1,096,057
	Keli Motor Group Co. Ltd., Class A	187,960	286,447
	Keli Sensing Technology Ningbo Co. Ltd., Class A	26,200	216,398
	Keshun Waterproof Technologies Co. Ltd., Class A	498,300	497,142
	Kidswant Children Products Co. Ltd., Class A	654,997	851,546
	Kinco Automation Shanghai Co. Ltd., Class A	8,195	129,830
	Kinetic Development Group Ltd.	16,228,000	4,840,798
	Kingboard Holdings Ltd.	5,236,666	29,685,311

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingboard Laminates Holdings Ltd.	8,013,484	$35,773,465
*	KingClean Electric Co. Ltd., Class A	165,668	778,347
*	Kingdee International Software Group Co. Ltd.	3,670,000	4,060,240
	Kingfa Sci & Tech Co. Ltd., Class A	860,790	2,171,495
	Kingnet Network Co. Ltd., Class A	543,300	1,437,732
	Kingsemi Co. Ltd., Class A	7,417	253,728
*	Kingsignal Technology Co. Ltd., Class A	54,200	117,580
	Kingsoft Corp. Ltd.	5,774,600	17,058,442
	Konfoong Materials International Co. Ltd., Class A	33,959	900,383
	KPC Pharmaceuticals, Inc., Class A	407,296	567,445
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	265,300	696,481
Ω	Kuaishou Technology	11,630,600	64,745,560
	Kuangda Technology Group Co. Ltd., Class A	971,500	865,918
	Kunlun Energy Co. Ltd.	25,844,000	24,870,860
*	Kunlun Tech Co. Ltd., Class A	72,900	525,167
	Kunshan Dongwei Technology Co. Ltd., Class A	14,110	126,902
	Kunshan Huguang Auto Harness Co. Ltd., Class A	80,900	270,152
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	130,820	996,562
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	175,182	280,487
	Kweichow Moutai Co. Ltd., Class A	187,074	37,918,222
*	KWG Group Holdings Ltd. (1813 H1)	263,500	5,383
#*	KWG Group Holdings Ltd. (1813 HK)	9,620,144	198,820
*	Kyland Technology Co. Ltd., Class A	154,400	421,251
		Shares	Value»
CHINA — (Continued)
	Lakala Payment Co. Ltd., Class A	172,268	$681,798
	Lancy Co. Ltd., Class A	256,100	605,851
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	515,398	638,857
	Lao Feng Xiang Co. Ltd., Class A	116,480	673,001
	Laobaixing Pharmacy Chain JSC, Class A	466,868	959,100
	Launch Tech Co. Ltd., Class H	711,000	719,667
	LB Group Co. Ltd., Class A	648,685	1,608,094
	LC Logistics, Inc.	20,800	12,461
	Leader Harmonious Drive Systems Co. Ltd., Class A	2,088	69,056
	Lee & Man Chemical Co. Ltd.	1,767,339	1,107,375
	Lee & Man Paper Manufacturing Ltd.	9,565,200	4,138,518
	Lee's Pharmaceutical Holdings Ltd.	2,451,000	348,628
*Ω	Legend Holdings Corp., Class H	4,784,800	5,816,203
#	Lenovo Group Ltd.	38,084,000	57,267,741
	Lens Technology Co. Ltd., Class A	931,028	3,547,201
	Leo Group Co. Ltd., Class A	776,100	738,109
*	Leoch Energy, Inc.	15,380	131,191
	Leoch International Technology Ltd.	769,000	91,169
	Lepu Medical Technology Beijing Co. Ltd., Class A	244,230	514,563
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	399,300	1,098,581
	Levima Advanced Materials Corp., Class A	162,100	573,330
#	LexinFintech Holdings Ltd., ADR	785,386	1,657,164
	Leyard Optoelectronic Co. Ltd., Class A	572,150	534,629
*	Li Auto, Inc. (2015 HK), Class A	4,034,800	35,507,141

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Li Auto, Inc. (LI US), ADR	49,980	$891,143
#	Li Ning Co. Ltd.	16,886,583	43,963,687
*	LianChuang Electronic Technology Co. Ltd., Class A	196,200	221,834
	Lianhe Chemical Technology Co. Ltd., Class A	494,797	1,200,798
#*	Lianlian DigiTech Co. Ltd., Class H	232,500	168,430
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	234,900	403,325
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	224,600	385,640
	Liaoning Cheng Da Co. Ltd., Class A	441,134	770,603
	Liaoning Chengda Biotechnology Co. Ltd., Class A	50,092	169,116
	Liaoning Energy Industry Co. Ltd., Class A	510,500	297,782
	Liaoning Port Co. Ltd., Class H	1,864,000	205,674
	Lier Chemical Co. Ltd., Class A	494,080	935,501
	Lifestyle China Group Ltd.	1,898,000	155,396
*	Lifetech Scientific Corp.	18,192,000	5,040,202
	Lijiang Yulong Tourism Co. Ltd., Class A	395,420	550,069
	Lily Group Co. Ltd., Class A	153,700	377,786
*	Linewell Software Co. Ltd., Class A	195,100	257,105
#	Lingbao Gold Group Co. Ltd., Class H	2,940,000	7,903,994
	Lingyi iTech Guangdong Co., Class A	1,577,100	3,274,876
#Ω	Linklogis, Inc., Class B	5,093,000	1,591,542
*	Liuzhou Iron & Steel Co. Ltd., Class A	931,417	622,885
	Livzon Pharmaceutical Group, Inc., Class H	1,288,717	4,632,608
		Shares	Value»
CHINA — (Continued)
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	259,640	$816,399
#	LK Technology Holdings Ltd.	2,755,000	959,212
	Loncin Motor Co. Ltd., Class A	639,729	1,439,531
*	Long Yuan Construction Group Co. Ltd., Class A	90,900	26,471
#Ω	Longfor Group Holdings Ltd.	12,721,472	13,172,159
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	681,206
*	LONGi Green Energy Technology Co. Ltd., Class A	564,715	1,366,668
	Longshine Technology Group Co. Ltd., Class A	244,551	492,310
	Longyan Zhuoyue New Energy Co. Ltd., Class A	41,035	316,883
	Lonking Holdings Ltd.	15,402,000	6,556,560
	Lontium Semiconductor Corp., Class A	24,035	282,144
*	Lotus Holdings Co. Ltd.	584,400	921,018
	Lucky Harvest Co. Ltd., Class A	150,410	651,639
	Luenmei Quantum Co. Ltd., Class A	519,805	507,443
*††	Lumena Newmat	391,649	0
	Luoniushan Co. Ltd., Class A	625,300	603,644
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	195,697	158,716
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	207,390	1,305,378
	Lushang Freda Pharmaceutical Co. Ltd., Class A	458,000	439,606
	Luxi Chemical Group Co. Ltd., Class A	731,400	1,832,433
	Luxin Venture Capital Group Co. Ltd., Class A	270,000	862,790

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Luxshare Precision Industry Co. Ltd., Class A	1,375,261	$13,654,924
	Luyang Energy-Saving Materials Co. Ltd.	271,310	392,875
*Ω	Luye Pharma Group Ltd.	14,098,500	4,657,160
	Luzhou Laojiao Co. Ltd., Class A	270,747	3,970,221
	Lygend Resources & Technology Co. Ltd.-H, Class H	198,600	304,289
*	Maanshan Iron & Steel Co. Ltd., Class H	9,600,177	3,127,769
	Maccura Biotechnology Co. Ltd., Class A	271,473	418,138
*	Malion New Materials Co. Ltd., Class A	183,150	313,731
	Mango Excellent Media Co. Ltd., Class A	553,597	1,580,275
#Ω	Maoyan Entertainment	2,892,759	2,216,874
*	Maoye Commercial Co. Ltd., Class A	361,000	265,042
*	Marssenger Kitchenware Co. Ltd., Class A	64,900	99,652
	Maxscend Microelectronics Co. Ltd., Class A	30,388	444,227
	Maxvision Technology Corp., Class A	101,500	803,061
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	173,200	660,775
#Ω	Medlive Technology Co. Ltd.	713,000	790,223
	Mehow Innovative Ltd., Class A	246,380	968,511
	MeiG Smart Technology Co. Ltd., Class A	36,600	210,097
	Meihua Holdings Group Co. Ltd., Class A	785,600	1,141,800
	Meilleure Health International Industry Group Ltd.	420,000	15,364
		Shares	Value»
CHINA — (Continued)
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	922,200	$734,061
#Ω	Meitu, Inc.	9,430,500	5,077,720
*Ω	Meituan, Class B	3,953,160	42,532,777
	Mesnac Co. Ltd., Class A	841,600	837,550
#	Metallurgical Corp. of China Ltd., Class H	10,926,000	2,228,152
	M-Grass Ecology & Environment Group Co. Ltd., Class A	1,034,423	552,453
#*Ω	Microport Cardioflow Medtech Corp.	272,200	84,176
#	MicroPort NeuroScientific Corp.	44,201	58,848
#*	Microport Scientific Corp.	2,232,200	2,507,411
	Micro-Tech Nanjing Co. Ltd., Class A	75,463	940,805
	Midea Group Co. Ltd. 000333 C2, Class A	1,183,746	14,076,827
#Ω	Midea Real Estate Holding Ltd.	2,330,400	969,435
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	99,400	828,809
*	Min Xin Holdings Ltd.	742,000	226,437
	Ming Yang Smart Energy Group Ltd., Class A	391,416	912,398
#	Ming Yuan Cloud Group Holdings Ltd.	5,502,000	1,482,832
*	Mingfa Group International Co. Ltd.	416,000	4,920
	MINISO Group Holding Ltd.	1,946,800	7,183,388
	Minmetals Capital Co. Ltd., Class A	806,800	620,907
*	Minmetals Development Co. Ltd., Class A	779,000	1,275,070
	Minth Group Ltd.	6,615,000	28,929,210
*	Miracle Automation Engineering Co. Ltd., Class A	77,100	263,807
	Miracll Chemicals Co. Ltd., Class A	38,575	100,921

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Mloptic Corp., Class A	2,729	$190,621
	MLS Co. Ltd., Class A	666,800	929,368
*	MMG Ltd.	42,530,799	45,885,870
*Ω	Mobvista, Inc.	3,069,000	6,417,410
	Monalisa Group Co. Ltd., Class A	55,155	87,705
	Montage Technology Co. Ltd., Class A	15,822	406,310
	Moon Environment Technology Co. Ltd., Class A	432,590	1,588,343
	Morimatsu International Holdings Co. Ltd.	1,557,000	1,398,463
	Motic Xiamen Electric Group Co. Ltd., Class A	168,800	379,726
*	Mount Everest Gold Group Co. Ltd.	2,049,000	268,700
	Muyuan Foods Co. Ltd., Class A	1,170,877	7,678,914
	MYS Group Co. Ltd., Class A	833,000	415,241
	Nancal Technology Co. Ltd., Class A	79,884	461,721
*	Nanfang Pump Industry Co. Ltd., Class A	1,112,700	791,731
	Nanhua Futures Co. Ltd., Class A	466,400	1,435,326
	NanJi E-Commerce Co. Ltd., Class A	1,459,150	648,252
	Nanjing Cosmos Chemical Co. Ltd., Class A	242,780	497,017
	Nanjing Hanrui Cobalt Co. Ltd., Class A	136,220	970,058
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,997,580
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	309,728	417,251
	Nanjing Pharmaceutical Group Co. Ltd.	1,077,100	834,336
	Nanjing Securities Co. Ltd., Class A	701,160	756,593
*	Nanjing Tanker Corp., Class A	1,500,600	984,278
		Shares	Value»
CHINA — (Continued)
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	610,248	$608,798
	Nantong Jianghai Capacitor Co. Ltd., Class A	304,400	1,720,540
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	211,800	899,339
	NARI Technology Co. Ltd., Class A	899,226	3,427,208
*	National Silicon Industry Group Co. Ltd., Class A	39,130	119,004
	Natural Food International Holding Ltd.	544,000	118,476
	NAURA Technology Group Co. Ltd., Class A	51,030	4,037,106
*	NavInfo Co. Ltd., Class A	399,600	531,066
*	Nayuki Holdings Ltd.	1,151,000	114,179
	NBTM New Materials Group Co. Ltd., Class A	282,400	1,412,915
#	NetDragon Websoft Holdings Ltd.	2,042,500	2,258,518
#*Ω	NetEase Cloud Music, Inc.	129,000	1,905,047
	NetEase, Inc. (9999 HK)	3,062,200	71,683,584
	NetEase, Inc. (NTES US), ADR	125,788	14,781,348
	Neusoft Corp., Class A	669,600	870,639
	Neutech Group Ltd.	238,400	72,860
	New China Life Insurance Co. Ltd., Class H	4,743,600	31,152,371
	New Guomai Digital Culture Co. Ltd., Class A	295,400	538,189
	New Hope Dairy Co. Ltd., Class A	280,100	816,418
	New Hope Liuhe Co. Ltd., Class A	729,732	933,913
*	New Journey Health Technology Group Co. Ltd., Class A	1,047,400	355,702

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	New Trend International Logis-Tech Co. Ltd., Class A	200,955	$338,541
	Neway Valve Suzhou Co. Ltd., Class A	242,900	2,240,613
#*	Newborn Town, Inc.	2,530,000	2,983,360
	Newland Digital Technology Co. Ltd., Class A	317,789	929,065
	Nexteer Automotive Group Ltd.	7,388,000	4,589,858
*	Nine Dragons Paper Holdings Ltd.	12,167,000	9,881,052
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	145,780
	Ningbo Boway Alloy Material Co. Ltd., Class A	288,700	743,069
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	69,300	122,543
	Ningbo Deye Technology Co. Ltd., Class A	12,388	274,239
	Ningbo Exciton Technology Co. Ltd., Class A	111,563	311,944
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	197,800	582,290
	Ningbo Huaxiang Electronic Co. Ltd., Class A	547,900	2,099,937
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	323,300	576,636
	Ningbo Jintian Copper Group Co. Ltd., Class A	1,142,700	1,704,762
	Ningbo Joyson Electronic Corp., Class A	439,731	1,853,279
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	930,957
	Ningbo Peacebird Fashion Co. Ltd., Class A	336,700	702,662
		Shares	Value»
CHINA — (Continued)
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	196,256	$1,000,973
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	1,104,888
*	Ningbo Shanshan Co. Ltd., Class A	300,500	735,288
*	Ningbo Solartron Technology Co. Ltd., Class A	89,460	234,948
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	122,000	600,540
	Ningbo Tuopu Group Co. Ltd., Class A	194,876	1,737,826
	Ningbo Xusheng Group Co. Ltd., Class A	339,840	772,252
	Ningbo Yongxin Optics Co. Ltd., Class A	28,200	475,930
	Ningbo Yunsheng Co. Ltd., Class A	317,800	621,646
	Ningbo Zhoushan Port Co. Ltd., Class A	1,013,670	549,752
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,472,700	6,616,557
	Ningxia Building Materials Group Co. Ltd., Class A	194,600	368,164
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	95,600	617,294
	Ningxia Western Venture Industrial Co. Ltd., Class A	752,500	518,151
*	NIO, Inc., Class A	249,900	1,612,487
*	Niu Technologies, Sponsored ADR	207,906	644,509
	NKY Medical Holdings Ltd., Class A	257,950	716,566
	Noah Holdings Ltd., Sponsored ADR	107,130	1,115,223
Ω	Nongfu Spring Co. Ltd., Class H	4,826,200	29,187,214
	Norinco International Cooperation Ltd., Class A	749,573	1,407,481
	North Chemical Industries Co. Ltd., Class A	225,600	803,785

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	North China Pharmaceutical Co. Ltd., Class A	1,000,800	$764,798
	North Copper Co. Ltd., Class A	412,200	874,649
	North Huajin Chemical Industries Co. Ltd., Class A	899,512	749,839
*	North Industries Group Red Arrow Co. Ltd., Class A	221,365	573,843
	Northeast Pharmaceutical Group Co. Ltd., Class A	1,600,662	1,157,058
	Northeast Securities Co. Ltd., Class A	661,227	843,011
	Northking Information Technology Co. Ltd., Class A	341,906	753,154
#*	NovaBridge Biosciences, ADR	20,035	49,486
	Novoray Corp., Class A	85,762	1,105,279
*	NSFOCUS Technologies Group Co. Ltd., Class A	301,370	325,805
*	Nuode New Materials Co. Ltd., Class A	820,000	1,297,284
	NYOCOR Co. Ltd., Class A	556,700	637,319
*Ω	Ocumension Therapeutics	939,000	892,928
*	Offcn Education Technology Co. Ltd., Class A	1,123,700	436,656
	Offshore Oil Engineering Co. Ltd., Class A	1,225,122	1,215,326
*	OFILM Group Co. Ltd., Class A	497,000	636,008
	Olympic Circuit Technology Co. Ltd., Class A	170,280	1,326,326
	OmniVision Integrated Circuits Group, Inc.	25,488	368,691
#	Onewo, Inc., Class H	1,201,300	2,601,143
	Oppein Home Group, Inc., Class A	120,890	833,659
	Opple Lighting Co. Ltd., Class A	219,221	651,469
		Shares	Value»
CHINA — (Continued)
	OPT Machine Vision Tech Co. Ltd., Class A	27,367	$440,019
	ORG Technology Co. Ltd., Class A	1,849,800	1,492,883
	Orient International Enterprise Ltd., Class A	529,367	548,256
#	Orient Overseas International Ltd.	628,500	10,972,411
Ω	Orient Securities Co. Ltd., Class H	2,344,800	1,863,896
*	Oriental Energy Co. Ltd., Class A	770,829	908,308
	Oriental Pearl Group Co. Ltd., Class A	595,141	874,695
#*	OSL Group Ltd.	405,000	650,994
*	Ourpalm Co. Ltd., Class A	909,500	668,359
	Ovctek China, Inc., Class A	295,040	624,133
*	Pacific Securities Co. Ltd., Class A	590,900	319,634
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	380,463	665,664
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,973,031	1,057,112
*	Pantum Technology Co. Ltd.	191,328	538,670
*	PCI Technology Group Co. Ltd., Class A	1,200,680	942,694
*	PDD Holdings, Inc., ADR	1,349,319	134,769,982
*Ω	Peijia Medical Ltd.	1,602,000	1,274,148
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	3,368,870	0
	People.cn Co. Ltd., Class A	77,800	216,753
	People's Insurance Co. Group of China Ltd. , Class H	25,651,000	17,550,828
*	Perennial Energy Holdings Ltd.	815,000	104,375
	Perfect World Co. Ltd., Class A	161,000	359,466
#	Persistence Gold Group Ltd.	345,000	48,721
	PetroChina Co. Ltd., Class H	96,738,000	149,219,721

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Phancy Group Co. Ltd., Class H	69,400	$334,614
	PharmaBlock Sciences Nanjing, Inc., Class A	113,600	664,833
Ω	Pharmaron Beijing Co. Ltd., Class H	1,379,950	3,725,631
*	Phenix Optical Co. Ltd., Class A	94,200	268,491
	PhiChem Corp., Class A	249,005	1,116,522
	PICC Property & Casualty Co. Ltd., Class H	19,579,398	35,367,490
	Ping An Bank Co. Ltd., Class A	4,109,901	6,917,514
#*Ω	Ping An Healthcare & Technology Co. Ltd.	6,598,205	9,125,823
#	Ping An Insurance Group Co. of China Ltd., Class H	23,334,500	189,665,101
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,093,338	1,381,903
	PNC Process Systems Co. Ltd., Class A	177,720	651,619
	POCO Holding Co. Ltd., Class A	42,860	612,123
*	Polaris Bay Group Co. Ltd., Class A	1,613,100	1,486,569
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	1,139,256
	Poly Property Group Co. Ltd.	12,744,987	3,150,870
	Poly Property Services Co. Ltd., Class H	1,305,000	5,228,087
*	Poly Union Chemical Holding Group Co. Ltd., Class A	133,600	167,715
*	Pony Testing International Group Co. Ltd., Class A	251,970	356,918
#Ω	Pop Mart International Group Ltd.	2,162,600	44,017,155
*	Porton Pharma Solutions Ltd., Class A	334,300	1,046,048
		Shares	Value»
CHINA — (Continued)
Ω	Postal Savings Bank of China Co. Ltd., Class H	23,490,000	$15,104,587
	Pou Sheng International Holdings Ltd.	16,009,609	798,052
	Power Construction Corp. of China Ltd., Class A	2,700,800	2,215,240
*	Powerwin Tech Group Ltd.	328,000	26,123
	Precision Tsugami China Corp. Ltd.	54,000	332,826
	Prinx Chengshan Holdings Ltd.	701,500	717,372
*	Productive Technologies Co. Ltd.	1,154,000	102,333
	Pulike Biological Engineering, Inc., Class A	155,600	272,821
	PW Medtech Group Ltd.	3,656,000	528,782
	Pylon Technologies Co. Ltd., Class A	47,325	535,773
	Q Technology Group Co. Ltd.	2,869,000	3,010,870
	Qfin Holdings, Inc., ADR	943,291	12,338,246
*	Qi An Xin Technology Group, Inc., Class A	70,001	310,658
	Qianhe Condiment & Food Co. Ltd., Class A	388,719	521,233
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	445,000	726,502
	Qingdao Citymedia Co. Ltd., Class A	543,833	504,107
	Qingdao East Steel Tower Stock Co. Ltd., Class A	387,075	1,365,006
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	231,501	442,495
	Qingdao Gaoce Technology Co. Ltd., Class A	360,099	707,611

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Gon Technology Co. Ltd., Class A	125,100	$971,006
	Qingdao Haier Biomedical Co. Ltd., Class A	237,232	1,091,660
	Qingdao Hanhe Cable Co. Ltd., Class A	748,992	959,171
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	197,140	403,406
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	25,100	257,108
	Qingdao NovelBeam Technology Co. Ltd., Class A	39,179	632,316
Ω	Qingdao Port International Co. Ltd., Class H	2,642,000	2,585,588
	Qingdao Rural Commercial Bank Corp., Class A	1,531,267	681,499
	Qingdao Sentury Tire Co. Ltd., Class A	287,460	725,538
	Qingdao TGOOD Electric Co. Ltd., Class A	164,900	716,065
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	234,600	278,273
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	5,792,756
*	Qingling Motors Co. Ltd., Class H	4,710,000	623,827
	Qinhuangdao Port Co. Ltd., Class H	4,826,000	1,527,277
*	QuakeSafe Technologies Co. Ltd., Class A	95,800	328,627
*	QuantumCTek Co. Ltd., Class A	2,968	249,443
	Queclink Wireless Solutions Co. Ltd., Class A	146,350	315,265
		Shares	Value»
CHINA — (Continued)
	Quectel Wireless Solutions Co. Ltd., Class A	69,634	$740,565
	Quick Intelligent Equipment Co. Ltd., Class A	126,100	869,141
*	Quzhou DFP New Material Group Co. Ltd.	789,800	525,353
#*	Radiance Holdings Group Co. Ltd.	2,385,000	321,099
	Rainbow Digital Commercial Co. Ltd., Class A	873,494	705,064
	Range Intelligent Computing Technology Group Co. Ltd., Class A	50,700	667,604
	Rayhoo Motor Dies Co. Ltd., Class A	105,944	466,721
	Raytron Technology Co. Ltd., Class A	36,484	783,159
	Realcan Pharmaceutical Group Co. Ltd., Class A	834,100	390,153
	Red Avenue New Materials Group Co. Ltd., Class A	61,900	490,860
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	2,957,314	534,195
	Renhe Pharmacy Co. Ltd., Class A	933,500	778,244
*	REPT BATTERO Energy Co. Ltd., Class H	35,600	80,670
	Rianlon Corp., Class A	142,100	904,695
	Richinfo Technology Co. Ltd., Class A	118,700	394,309
*	Risen Energy Co. Ltd., Class A	401,901	1,049,898
	Riyue Heavy Industry Co. Ltd., Class A	312,825	585,717
	Rizhao Port Co. Ltd., Class A	3,046,500	1,321,315
	RoboTechnik Intelligent Technology Co. Ltd., Class A	2,860	203,960
	Rockchip Electronics Co. Ltd., Class A	25,200	680,186

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	RongFa Nuclear Equipment Co. Ltd., Class A	776,300	$854,195
	Rongsheng Petrochemical Co. Ltd., Class A	1,830,978	3,749,598
*	Roshow Technology Co. Ltd., Class A	423,700	478,130
	Ruida Futures Co. Ltd., Class A	304,651	1,111,391
	Runjian Co. Ltd., Class A	124,963	1,098,591
*	Ruyi Film Entertainment Co. Ltd., Class A	803,500	1,192,633
	SAIC Motor Corp. Ltd., Class A	727,655	1,473,492
	Sailun Group Co. Ltd., Class A	880,500	1,799,468
	Sanan Optoelectronics Co. Ltd., Class A	452,500	907,573
	Sanchuan Wisdom Technology Co. Ltd., Class A	354,300	326,207
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	36,100	36,338
	Sangfor Technologies, Inc., Class A	18,772	324,427
	Sanjiang Shopping Club Co. Ltd., Class A	297,500	594,046
	Sanquan Food Co. Ltd., Class A	382,630	806,221
*	Sansteel Minguang Co. Ltd. Fujian, Class A	1,238,956	622,666
	Sansure Biotech, Inc., Class A	238,155	598,911
*	Sanwei Holding Group Co. Ltd., Class A	333,300	549,788
	Sany Heavy Equipment International Holdings Co. Ltd.	9,234,500	12,764,727
	Sany Heavy Industry Co. Ltd., Class A	847,341	2,531,168
	Satellite Chemical Co. Ltd., Class A	1,211,883	5,259,389
	SDIC Capital Co. Ltd., Class A	466,300	459,173
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	2,017,323
		Shares	Value»
CHINA — (Continued)
	Sealand Securities Co. Ltd., Class A	1,346,700	$773,407
#*	Seazen Group Ltd.	15,903,047	4,531,180
*	Seazen Holdings Co. Ltd., Class A	307,581	666,525
*††	S-Enjoy Service Group Co. Ltd.	2,340,000	156,846
	Seres Group Co. Ltd., Class A	202,525	2,642,701
	SF Diamond Co. Ltd., Class A	95,200	407,049
	SF Holding Co. Ltd. 002352 C2, Class A	1,155,555	6,288,308
#	SF Holding Co. Ltd. 6936 HK, Class H	205,400	932,455
	SG Micro Corp., Class A	31,980	432,866
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	709,410	406,493
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	11,582,423
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	1,234,100	629,337
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	323,700	452,078
*	Shaanxi Heimao Coking Co. Ltd., Class A	879,800	518,561
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	2,257,315
	Shandong Bohui Paper Industrial Co. Ltd., Class A	832,100	774,548
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	217,987	520,246
*	Shandong Chenming Paper Holdings Ltd., Class H	1,919,033	252,322
	Shandong Dawn Polymer Co. Ltd., Class A	211,200	932,105
	Shandong Denghai Seeds Co. Ltd., Class A	605,300	907,262

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Dongyue Silicone Material Co. Ltd., Class A	387,200	$863,645
Ω	Shandong Gold Mining Co. Ltd., Class H	2,190,500	8,024,009
*	Shandong Haihua Co. Ltd., Class A	539,800	470,731
	Shandong Head Group Co. Ltd., Class A	171,026	670,604
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	3,700,016
	Shandong Hi-speed Co. Ltd., Class A	233,625	365,671
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	971,600	788,856
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	515,061	2,904,902
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	761,160	434,552
	Shandong Humon Smelting Co. Ltd., Class A	524,356	1,282,418
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	190,300	433,895
	Shandong Jinjing Science & Technology Co. Ltd., Class A	1,118,471	964,640
	Shandong Linglong Tyre Co. Ltd., Class A	497,682	965,790
*	Shandong Longda Meishi Co. Ltd., Class A	327,400	137,298
	Shandong Lukang Pharma, Class A	564,800	674,445
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,799,880	2,216,427
		Shares	Value»
CHINA — (Continued)
*	Shandong Oriental Ocean Sci-Tech Co. Ltd., Class A	957,800	$288,844
	Shandong Pharmaceutical Glass Co. Ltd., Class A	250,000	682,974
	Shandong Publishing & Media Co. Ltd., Class A	852,100	930,327
	Shandong Sun Paper Industry JSC Ltd., Class A	961,588	2,074,855
	Shandong Taihe Technologies Co. Ltd., Class A	90,300	402,724
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	121,100	1,502,007
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,789,600	7,840,366
	Shandong WIT Dyne Health Co. Ltd., Class A	184,500	782,882
	Shandong Xiantan Group Co. Ltd.	633,563	594,625
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	1,031,431
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	676,000	1,110,774
	Shanghai Acrel Co. Ltd., Class A	129,700	461,306
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	301,600	643,947
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	131,800	298,822
*	Shanghai AJ Group Co. Ltd., Class A	715,235	506,552
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	79,179	1,077,636
	Shanghai AtHub Co. Ltd., Class A	305,310	1,662,055

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Bailian Group Co. Ltd., Class A	589,600	$714,425
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	238,358	664,861
	Shanghai Baolong Automotive Corp., Class A	104,800	521,352
	Shanghai Baosight Software Co. Ltd., Class A	250,362	834,254
	Shanghai Baosteel Packaging Co. Ltd., Class A	762,664	576,327
	Shanghai Belling Co. Ltd., Class A	26,200	110,689
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	105,900	54,354
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	31,544	657,192
	Shanghai Bright Meat Group Co. Ltd., Class A	420,700	362,971
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	8,073	183,360
#	Shanghai Chicmax Cosmetic Co. Ltd., Class H	108,200	651,209
	Shanghai Chinafortune Co. Ltd., Class A	421,031	874,782
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	489,200	926,294
	Shanghai Construction Group Co. Ltd., Class A	2,729,435	1,081,381
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	666,985	1,074,643
	Shanghai Datun Energy Resources Co. Ltd., Class A	664,100	1,351,212
		Shares	Value»
CHINA — (Continued)
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	334,000	$130,577
*	Shanghai DZH Ltd., Class A	90,200	136,028
*	Shanghai Electric Group Co. Ltd., Class H	6,970,000	3,484,390
	Shanghai Electric Power Co. Ltd., Class A	468,106	1,167,524
	Shanghai Environment Group Co. Ltd., Class A	529,002	634,895
*	Shanghai Feilo Acoustics Co. Ltd., Class A	266,900	269,704
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	220,800	315,617
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,938,000	4,756,485
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	714,000	3,568,359
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	632,000	229,246
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	79,247	688,964
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	63,832	232,982
	Shanghai Gench Education Group Ltd.	52,000	13,727
	Shanghai Gentech Co. Ltd., Class A	121,719	583,523
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	328,048	1,331,401

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	180,580	$511,911
*Ω	Shanghai Henlius Biotech, Inc., Class H	86,000	825,741
	Shanghai Hile Bio-Technology Co. Ltd., Class A	125,100	71,395
	Shanghai Huace Navigation Technology Ltd., Class A	116,949	544,465
	Shanghai Huafon Aluminium Corp., Class A	380,200	1,034,345
	Shanghai Huayi Group Co. Ltd., Class A	654,200	1,045,529
*	Shanghai Industrial Development Co. Ltd., Class A	1,404,400	1,090,366
#	Shanghai Industrial Holdings Ltd.	3,035,000	5,974,778
*	Shanghai Industrial Urban Development Group Ltd.	16,019,025	565,007
*	Shanghai INT Medical Instruments Co. Ltd., Class H	98,800	497,405
	Shanghai International Airport Co. Ltd., Class A	40,400	161,364
	Shanghai Jahwa United Co. Ltd., Class A	262,700	775,513
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	275,662	1,031,756
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	240,433	363,559
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	585,400	496,852
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	53,300	174,417
		Shares	Value»
CHINA — (Continued)
	Shanghai Liangxin Electrical Co. Ltd., Class A	488,991	$831,452
	Shanghai Lingang Holdings Corp. Ltd., Class A	674,340	890,065
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	187,700	226,620
	Shanghai M&G Stationery, Inc., Class A	190,499	685,488
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	230,900	818,252
*	Shanghai Medicilon, Inc., Class A	50,608	470,512
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	77,783	1,165,472
*	Shanghai Milkground Food Tech Co. Ltd., Class A	252,000	763,233
	Shanghai Moons' Electric Co. Ltd., Class A	5,400	47,219
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	455,000	555,024
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,608,200	5,436,557
	Shanghai Pioneer Holding Ltd.	3,009,000	872,249
	Shanghai Pret Composites Co. Ltd., Class A	418,500	899,761
	Shanghai Pudong Construction Co. Ltd., Class A	534,380	553,506
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	4,650,943
	Shanghai Putailai New Energy Technology Group Co. Ltd.	303,899	1,620,183

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai QiFan Cable Co. Ltd., Class A	278,600	$1,489,781
	Shanghai RAAS Blood Products Co. Ltd., Class A	868,012	706,865
	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	789,202
	Shanghai Rural Commercial Bank Co. Ltd., Class A	995,600	1,307,453
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	411,000	291,892
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	420,400	591,334
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	24,100	335,594
*	Shanghai Stonehill Technology Co. Ltd., Class A	273,126	346,593
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	384,400	720,088
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,033,995	900,887
	Shanghai Vital Microtech Co. Ltd.	160,310	650,206
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	440,562	647,461
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	696,334
	Shanghai Yct Electronics Group Co. Ltd., Class A	20,180	175,055
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	757,700	547,539
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	135,457	730,879
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	1,151,700	$916,015
	Shanghai Zhonggu Logistics Co. Ltd., Class A	931,400	1,480,315
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	1,126,382	1,153,864
	Shanjin International Gold Co. Ltd., Class A	550,580	2,114,976
	Shannon Semiconductor Technology Co. Ltd., Class A	39,500	1,023,123
	Shantou Wanshun New Material Group Co. Ltd., Class A	351,700	504,560
	Shantui Construction Machinery Co. Ltd., Class A	645,400	1,129,010
	Shanxi Blue Flame Holding Co. Ltd., Class A	1,010,498	1,357,139
	Shanxi Coal International Energy Group Co. Ltd., Class A	728,100	1,502,845
	Shanxi Coking Co. Ltd., Class A	1,285,597	810,149
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,723,141	1,775,017
*	Shanxi Guoxin Energy Corp. Ltd., Class A	1,859,360	979,895
	Shanxi Hi-speed Group Co. Ltd., Class A	1,211,300	894,418
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	661,291	685,807
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	979,900	481,567
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	827,048	1,960,267

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanxi Meijin Energy Co. Ltd., Class A	874,700	$572,215
	Shanxi Securities Co. Ltd., Class A	630,100	522,603
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	995,392	621,159
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	188,729	3,959,462
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	380,300	319,699
	Sharetronic Data Technology Co. Ltd., Class A	72,324	2,778,716
	Shede Spirits Co. Ltd., Class A	76,900	498,732
	Shenergy Co. Ltd., Class A	1,024,033	1,358,950
	Shengda Resources Co. Ltd., Class A	169,530	914,297
	Shenghe Resources Holding Co. Ltd., Class A	269,700	1,035,259
	Shengyi Electronics Co. Ltd., Class A	62,065	1,009,487
	Shengyi Technology Co. Ltd., Class A	297,982	3,377,932
	Shenma Industry Co. Ltd., Class A	438,700	492,914
	Shennan Circuits Co. Ltd., Class A	103,457	4,791,693
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	4,641,600	1,660,005
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	73,617	750,432
	Shenzhen Agricultural Power Group Co. Ltd., Class A	719,638	778,899
	Shenzhen Airport Co. Ltd., Class A	934,083	976,701
	Shenzhen Aisidi Co. Ltd., Class A	467,238	945,187
*	Shenzhen Baoming Technology Co. Ltd., Class A	28,300	217,980
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	558,900	1,142,384
		Shares	Value»
CHINA — (Continued)
	Shenzhen BSC Technology Co. Ltd., Class A	75,300	$363,432
	Shenzhen Capchem Technology Co. Ltd., Class A	73,040	744,221
	Shenzhen Center Power Tech Co. Ltd., Class A	230,000	934,937
	Shenzhen Cereals Holdings Co. Ltd., Class A	603,650	679,591
	Shenzhen Changhong Technology Co. Ltd., Class A	297,500	772,848
	Shenzhen Click Technology Co. Ltd., Class A	222,400	631,225
*	Shenzhen Clou Electronics Co. Ltd., Class A	24,100	24,654
	Shenzhen Colibri Technologies Co. Ltd., Class A	201,400	1,295,024
	Shenzhen Comix Group Co. Ltd., Class A	314,200	318,711
	Shenzhen Das Intellitech Co. Ltd., Class A	970,200	413,293
	Shenzhen Desay Battery Technology Co., Class A	300,481	1,284,686
*	Shenzhen Dynanonic Co. Ltd., Class A	120,687	1,280,004
	Shenzhen Energy Group Co. Ltd., Class A	695,800	697,813
	Shenzhen Envicool Technology Co. Ltd., Class A	115,949	1,621,563
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	185,360	910,245
#	Shenzhen Expressway Corp. Ltd., Class H	3,812,000	3,605,271
	Shenzhen Farben Information Technology Co. Ltd., Class A	79,600	217,710

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	185,622	$757,108
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	741,800	324,053
*	Shenzhen Fenda Technology Co. Ltd., Class A	584,800	449,421
	Shenzhen Forms Syntron Information Co. Ltd.	4,900	20,496
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	4,629	75,716
	Shenzhen FRD Science & Technology Co. Ltd., Class A	189,233	999,924
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	519,200	560,875
	Shenzhen Gas Corp. Ltd., Class A	879,816	892,985
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	398,103	855,857
	Shenzhen Goodix Technology Co. Ltd., Class A	19,000	181,320
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	213,100	990,374
#Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	749,000	464,394
	Shenzhen Honor Electronic Co. Ltd., Class A	31,077	1,866,388
	Shenzhen Hopewind Electric Co. Ltd., Class A	86,100	556,167
	Shenzhen Huaqiang Industry Co. Ltd., Class A	42,900	232,838
*	Shenzhen Infogem Technologies Co. Ltd., Class A	12,300	67,614
		Shares	Value»
CHINA — (Continued)
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	$1,491,567
#	Shenzhen International Holdings Ltd.	9,974,164	9,454,955
#*	Shenzhen Investment Ltd.	17,943,674	1,885,127
	Shenzhen Invt Electric Co. Ltd., Class A	460,800	528,439
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	333,400	420,970
*	Shenzhen Jinjia Group Co. Ltd., Class A	652,000	362,875
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	806,500	1,052,101
	Shenzhen Kaifa Technology Co. Ltd., Class A	292,821	1,264,159
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	176,644	365,586
	Shenzhen Kedali Industry Co. Ltd., Class A	90,320	2,542,878
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	169,000	339,905
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	603,700	1,303,104
	Shenzhen Kinwong Electronic Co. Ltd., Class A	182,724	1,903,154
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	86,300	594,997
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	463,500	715,118
	Shenzhen Leaguer Co. Ltd., Class A	679,300	851,008
	Shenzhen Lifotronic Technology Co. Ltd., Class A	195,376	373,787

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Longtech Smart Control Co. Ltd., Class A	58,345	$320,573
	Shenzhen Microgate Technology Co. Ltd., Class A	508,900	932,223
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	181,372	4,488,019
	Shenzhen MTC Co. Ltd., Class A	1,266,138	2,058,282
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	158,400	1,120,410
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,400,201	517,204
	Shenzhen Noposin Crop Science Co. Ltd., Class A	580,600	931,651
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,667,976	553,536
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	1,938,000	408,475
	Shenzhen Qingyi Photomask Ltd., Class A	116,221	529,141
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	53,000	399,181
	Shenzhen SC New Energy Technology Corp., Class A	113,071	1,552,344
	Shenzhen SED Industry Co. Ltd., Class A	257,489	654,799
	Shenzhen SEG Co. Ltd., Class A	585,000	703,582
	Shenzhen Senior Technology Material Co. Ltd., Class A	330,770	802,385
	Shenzhen Sinexcel Electric Co. Ltd., Class A	194,850	1,338,726
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunline Tech Co. Ltd., Class A	89,300	$154,964
	Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	1,309,248
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	79,900	363,152
	Shenzhen Sunway Communication Co. Ltd., Class A	127,854	1,716,748
	Shenzhen Tagen Group Co. Ltd., Class A	1,033,345	533,177
	Shenzhen Topband Co. Ltd., Class A	397,371	624,568
	Shenzhen Topraysolar Co. Ltd., Class A	904,200	726,338
	Shenzhen Topway Video Communication Co. Ltd., Class A	309,000	331,442
	Shenzhen Transsion Holdings Co. Ltd., Class A	121,820	1,031,343
	Shenzhen United Winners Laser Co. Ltd., Class A	148,876	624,706
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	78,000	293,869
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	284,600	954,254
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	730,696	484,940
	Shenzhen Yinghe Technology Co. Ltd., Class A	288,586	1,232,797
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	136,100	325,720
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	275,880	1,531,571

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	3,300	$46,950
*	Shenzhen Zhenye Group Co. Ltd., Class A	278,800	396,167
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,634,880	1,628,305
	Shenzhou International Group Holdings Ltd.	3,453,600	21,051,137
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	73,800	1,253,569
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	28,300	71,634
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	255,601	639,979
	Shinva Medical Instrument Co. Ltd., Class A	479,840	967,919
	Shiyue Daotian Group Co. Ltd., Class H	258,000	209,367
	Shoucheng Holdings Ltd.	13,847,640	2,879,844
	Shougang Century Holdings Ltd.	53,200	17,257
	Shougang Fushan Resources Group Ltd.	20,643,003	7,323,273
††	Shouhang High-Tech Energy Co. Ltd., Class A	1,336,400	13,689
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,648,200	1,471,782
#	Shui On Land Ltd.	26,590,276	1,805,912
*	Siasun Robot & Automation Co. Ltd., Class A	22,500	49,543
	Sichuan Changhong Electric Co. Ltd., Class A	609,900	783,162
		Shares	Value»
CHINA — (Continued)
*	Sichuan Chengfei Integration Technology Corp., Class A	130,100	$565,543
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,161,448
	Sichuan Development Lomon Co. Ltd., Class A	388,900	624,981
	Sichuan EM Technology Co. Ltd., Class A	141,800	819,085
#	Sichuan Expressway Co. Ltd., Class H	4,528,000	3,410,819
	Sichuan Furong Technology Co. Ltd., Class A	253,444	401,991
*	Sichuan Haite High-tech Co. Ltd., Class A	415,083	768,033
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,753,420	762,644
*	Sichuan Hexie Shuangma Co. Ltd., Class A	267,843	1,049,238
*	Sichuan Hongda Co. Ltd., Class A	171,800	458,627
	Sichuan Injet Electric Co. Ltd., Class A	118,225	857,980
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,505	167,592
	Sichuan Jiuzhou Electric Co. Ltd., Class A	27,100	50,885
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	214,563	1,087,383
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	690,345
	Sichuan New Energy Power Co. Ltd., Class A	405,000	1,037,407
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,053,960	2,464,451
	Sichuan Swellfun Co. Ltd., Class A	128,805	613,993

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Teway Food Group Co. Ltd., Class A	513,900	$1,289,719
	Sichuan Yahua Industrial Group Co. Ltd., Class A	295,000	1,326,851
	Sihuan Pharmaceutical Holdings Group Ltd.	25,679,000	4,202,652
	SIIC Environment Holdings Ltd. (807 HK)	259,000	35,776
Ω	Simcere Pharmaceutical Group Ltd.	4,706,000	7,142,259
	Sineng Electric Co. Ltd., Class A	227,500	1,268,673
	Sino Biopharmaceutical Ltd.	23,897,495	16,634,176
	Sino Wealth Electronic Ltd., Class A	62,139	250,172
	Sinocare, Inc., Class A	358,936	874,264
*	Sinochem International Corp., Class A	1,401,997	945,026
	Sinofert Holdings Ltd.	16,608,673	3,323,664
	Sinofibers Technology Co. Ltd., Class A	70,000	380,125
	Sinolink Securities Co. Ltd., Class A	403,500	532,268
	Sinoma International Engineering Co., Class A	1,171,750	1,605,309
	Sinoma Science & Technology Co. Ltd., Class A	195,495	1,589,846
	Sinomach Automobile Co. Ltd., Class A	869,250	773,573
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	603,500	380,491
	Sinomine Resource Group Co. Ltd., Class A	13,940	186,365
	Sinopec Engineering Group Co. Ltd., Class H	10,714,000	8,612,211
#	Sinopec Kantons Holdings Ltd.	7,660,000	3,984,067
		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Equipment Corp., Class A	775,385	$827,707
#*	Sinopec Oilfield Service Corp., Class H	16,120,000	1,686,180
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	18,339,000	3,057,365
	Sinopharm Group Co. Ltd., Class H	9,206,800	21,900,781
	Sino-Platinum Metals Co. Ltd., Class A	307,813	909,632
	Sinoseal Holding Co. Ltd., Class A	131,727	654,984
	Sinosoft Co. Ltd., Class A	208,980	504,727
	Sinosteel Engineering & Technology Co. Ltd., Class A	1,184,268	1,129,716
	Sinosteel New Materials Co. Ltd., Class A	366,200	520,433
#	Sinotrans Ltd., Class H	19,256,000	12,564,109
	Sinotruk Hong Kong Ltd.	5,022,000	24,701,742
	Sinotruk Jinan Truck Co. Ltd., Class A	474,273	1,519,402
	Sirio Pharma Co. Ltd., Class A	188,487	538,365
	Skshu Paint Co. Ltd., Class A	101,248	633,162
	Skyworth Digital Co. Ltd., Class A	426,799	795,688
*	Skyworth Group Ltd.	682,000	548,315
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	265,900	402,699
#Ω	Smoore International Holdings Ltd.	4,080,000	4,877,084
	Snowsky Salt Industry Group Co. Ltd., Class A	920,100	933,674
#*	SOHO China Ltd.	15,531,339	883,816
	Soho Holly Futures Co. Ltd., Class H	326,000	120,050
*	Sohu.com Ltd., ADR	66,285	1,020,789
	Sokan New Materials Group Co. Ltd., Class A	4,137	21,847
	Solareast Holdings Co. Ltd., Class A	619,275	761,459

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Songcheng Performance Development Co. Ltd., Class A	299,500	$338,578
	Sonoscape Medical Corp., Class A	59,900	214,046
	SooChow Securities Co. Ltd., Class A	903,921	1,067,162
*	South Manganese Investment Ltd.	4,644,000	316,429
	Southern Publishing & Media Co. Ltd., Class A	766,000	1,404,140
	Southwest Securities Co. Ltd., Class A	1,209,100	752,315
#*	So-Young International, Inc., ADR	39,017	117,831
	SPIC Green Energy Co. Ltd., Class A	892,500	852,652
*	SPIC Hydropower Co. Ltd., Class A	1,285,000	2,887,737
	SPIC Industry-Finance Holdings Co. Ltd., Class A	79,600	69,021
	Spring Airlines Co. Ltd., Class A	184,900	1,279,151
#	SSY Group Ltd.	13,502,506	3,974,803
	Stanley Agricultural Group Co. Ltd., Class A	751,500	1,204,653
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	1,314,300	1,122,734
	StarPower Semiconductor Ltd., Class A	36,220	552,673
	State Grid Information & Communication Co. Ltd., Class A	316,526	795,893
	State Grid Yingda Co. Ltd., Class A	802,300	698,897
	STO Express Co. Ltd., Class A	1,103,600	2,646,133
	Sufa Technology Industry Co. Ltd. CNNC, Class A	151,300	441,817
	Sumavision Technologies Co. Ltd., Class A	737,200	601,732
	Sumec Corp. Ltd., Class A	894,200	1,604,097
		Shares	Value»
CHINA — (Continued)
#	Sun Art Retail Group Ltd.	13,432,000	$2,499,383
*	Sun Create Electronics Co. Ltd., Class A	120,797	408,799
#	Sun King Technology Group Ltd.	6,342,000	1,311,284
	Sunflower Pharmaceutical Group Co. Ltd., Class A	343,500	698,421
	Sungrow Power Supply Co. Ltd., Class A	338,643	6,886,635
	Suning Universal Co. Ltd., Class A	1,362,100	437,233
	Sunny Optical Technology Group Co. Ltd.	3,368,100	27,728,253
	Sunresin New Materials Co. Ltd., Class A	108,300	1,015,405
	Sunrise Group Co. Ltd., Class A	664,930	722,835
#*	Sunshine Lake Pharma Co. Ltd., Class H	562,598	2,959,053
	Sunstone Development Co. Ltd., Class A	287,700	1,054,274
	Suntak Technology Co. Ltd., Class A	407,200	833,403
	Sunward Intelligent Equipment Co. Ltd., Class A	746,500	1,086,757
	Sunwoda Electronic Co. Ltd., Class A	283,899	1,149,284
	Suofeiya Home Collection Co. Ltd., Class A	313,634	551,802
	SUPCON Technology Co. Ltd., Class A	68,807	802,337
	Suzhou Anjie Technology Co. Ltd., Class A	487,700	1,182,148
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	248,367	6,845,636

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,191,547	$1,031,565
	Suzhou Good-Ark Electronics Co. Ltd., Class A	305,437	524,830
*	Suzhou HYC Technology Co. Ltd., Class A	55,045	428,571
	Suzhou Maxwell Technologies Co. Ltd., Class A	22,173	781,373
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	876,100	1,047,049
	Suzhou Secote Precision Electronic Co. Ltd., Class A	103,544	824,322
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	185,900	425,869
	Suzhou Sushi Testing Group Co. Ltd., Class A	294,721	737,064
	Suzhou TFC Optical Communication Co. Ltd., Class A	126,660	5,725,710
	Suzhou TZTEK Technology Co. Ltd., Class A	62,199	658,333
	Suzhou Veichi Electric Co. Ltd., Class A	49,957	504,417
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	11,411	174,475
*	SVG Optronics Co. Ltd., Class A	48,200	376,204
#	SY Holdings Group Ltd.	2,319,000	2,641,345
	Symphony Holdings Ltd.	7,630,000	1,378,343
*	SYoung Group Co. Ltd., Class A	223,433	841,213
	T&S Communications Co. Ltd., Class A	25,000	499,973
	Taiji Computer Corp. Ltd., Class A	132,628	336,423
*	Taiyuan Heavy Industry Co. Ltd., Class A	2,349,200	823,179
		Shares	Value»
CHINA — (Continued)
*	Talkweb Information System Co. Ltd., Class A	62,200	$325,364
*	Tangrenshen Group Co. Ltd., Class A	731,085	445,791
	TangShan Port Group Co. Ltd., Class A	1,476,730	1,005,553
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,177,139	1,339,283
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	46,000	192,191
	Tansun Technology Co. Ltd., Class A	40,000	97,240
#*	Tanwan, Inc.	108,400	211,667
	Tasly Pharmaceutical Group Co. Ltd., Class A	393,400	872,121
	Tayho Advanced Materials Group Co. Ltd., Class A	384,700	639,702
	TBEA Co. Ltd., Class A	1,085,380	4,296,233
	TCL Electronics Holdings Ltd.	8,352,932	16,141,729
	TCL Technology Group Corp., Class A	4,478,818	2,804,960
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	521,852	663,914
	TDG Holdings Co. Ltd., Class A	474,400	1,944,302
*††	Tech-Pro, Inc.	37,652,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	530,027	1,225,460
	Telling Telecommunication Holding Co. Ltd., Class A	204,800	351,662
	Ten Pao Group Holdings Ltd.	1,144,000	346,968
	Tencent Holdings Ltd.	11,316,300	687,264,199
	Tencent Music Entertainment Group, ADR	1,103,923	10,122,974
	Tencent Music Entertainment Group, Class A	23,100	105,402
	Tenfu Cayman Holdings Co. Ltd.	101,000	37,065

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Thinkon Semiconductor Jinzhou Corp., Class A	10,851	$114,374
	Three Squirrels, Inc., Class A	275,200	784,008
	Three's Co. Media Group Co. Ltd., Class A	113,992	788,646
	Thunder Software Technology Co. Ltd., Class A	11,800	111,146
	Tian An China Investment Co. Ltd.	1,336,357	714,402
	Tian Di Science & Technology Co. Ltd., Class A	963,600	803,982
	Tian Lun Gas Holdings Ltd.	806,500	294,049
	Tiande Chemical Holdings Ltd.	496,000	80,939
*	Tianfeng Securities Co. Ltd., Class A	963,100	507,910
#	Tiangong International Co. Ltd.	9,606,000	4,206,584
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	138,684	327,867
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	1,381,495
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,516,051	760,222
	Tianjin Development Holdings Ltd.	1,847,800	551,197
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	56,221	334,904
	Tianjin Port Co. Ltd., Class A	1,720,839	1,196,024
	Tianjin Port Development Holdings Ltd.	11,717,200	1,049,617
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	320,970	846,999
		Shares	Value»
CHINA — (Continued)
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	923,601	$581,644
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	894,400	729,504
*	Tianma Microelectronics Co. Ltd., Class A	793,112	886,503
	Tianneng Battery Group Co. Ltd., Class A	115,564	517,488
	Tianneng Power International Ltd.	7,163,952	5,266,717
#*	Tianqi Lithium Corp., Class H	474,600	4,047,363
	Tianrun Industry Technology Co. Ltd., Class A	1,010,800	1,667,387
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	4,005,043
*	TianShan Material Co. Ltd., Class A	544,101	371,062
	Tianshui Huatian Technology Co. Ltd., Class A	618,107	1,192,546
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	212,063
	Tibet Huayu Mining Co. Ltd., Class A	130,500	550,424
	Tibet Mineral Development Co. Ltd., Class A	113,800	649,674
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	98,110	581,017
	Time Interconnect Technology Ltd.	2,431,000	6,423,530
	Tinergy Chemical Co. Ltd., Class A	848,073	570,409
	Tingyi Cayman Islands Holding Corp.	9,616,000	14,836,940
	Titan Wind Energy Suzhou Co. Ltd., Class A	612,559	1,081,464
	TK Group Holdings Ltd.	500,000	151,178

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TKD Science & Technology Co. Ltd., Class A	197,108	$1,109,972
	Tofflon Science & Technology Group Co. Ltd., Class A	386,444	746,021
	Toly Bread Co. Ltd., Class A	816,034	596,037
	Tomson Group Ltd.	2,941,259	891,487
#	Tong Ren Tang Technologies Co. Ltd., Class H	4,389,000	2,158,955
	Tongcheng Travel Holdings Ltd.	8,107,600	18,505,426
*	Tongdao Liepin Group	1,791,000	577,146
*	Tongding Interconnection Information Co. Ltd., Class A	570,600	1,326,623
	TongFu Microelectronics Co. Ltd., Class A	334,815	2,543,467
	Tongguan Gold Group Ltd.	838,000	308,332
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	403,460	546,375
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	48,100	173,389
	Tongkun Group Co. Ltd., Class A	568,666	2,019,973
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	645,200	1,236,390
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	3,037,224
*	Tongwei Co. Ltd., Class A	344,076	881,899
	Tongyu Heavy Industry Co. Ltd., Class A	1,538,400	716,841
	Topchoice Medical Corp., Class A	100,102	619,943
	Topsec Technologies Group, Inc., Class A	661,800	711,779
		Shares	Value»
CHINA — (Continued)
#Ω	Topsports International Holdings Ltd.	18,772,000	$7,194,686
	Toread Holdings Group Co. Ltd., Class A	288,000	705,367
#	Towngas Smart Energy Co. Ltd.	4,797,654	2,169,778
*	TPV Technology Co. Ltd., Class A	1,741,000	677,087
*Ω	Transcenta Holding Ltd.	414,500	117,728
	Transfar Zhilian Co. Ltd., Class A	789,198	675,371
#	TravelSky Technology Ltd., Class H	5,633,938	6,975,487
	Triangle Tyre Co. Ltd., Class A	369,900	796,261
*	Trigiant Group Ltd.	5,954,000	1,163,213
*	Trina Solar Co. Ltd., Class A	319,090	813,822
	Trip.com Group Ltd. (9961 HK)	124,400	6,717,471
#	Trip.com Group Ltd. (TCOM US), ADR	913,870	49,540,893
*	Triumph New Energy Co. Ltd., Class H	1,222,000	541,658
	Triumph Science & Technology Co. Ltd., Class A	422,000	963,906
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
*	Troy Information Technology Co. Ltd., Class A	229,100	188,566
*	TRS Information Technology Corp. Ltd., Class A	41,900	110,251
*	Truking Technology Ltd., Class A	327,500	472,087
*	Tsinghua Tongfang Co. Ltd., Class A	419,900	493,067
	Tsingtao Brewery Co. Ltd., Class H	2,304,000	15,928,959
	TSP Wind Power Group Co. Ltd.	802,900	1,343,585
#*Ω	Tuhu Car, Inc.	279,300	476,092
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,895,700	0
	Tungkong, Inc., Class A	142,800	213,999

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tuniu Corp. TOUR US, Sponsored ADR	8,804	$64,885
	Uni-Bio Science Group Ltd.	560,000	6,863
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	62,739	715,256
	Unilumin Group Co. Ltd., Class A	669,131	625,855
#	Uni-President China Holdings Ltd.	11,679,308	10,750,184
	Unisplendour Corp. Ltd., Class A	198,320	934,572
#	United Energy Group Ltd.	9,285,100	568,003
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	342,733	1,909,246
*	UTour Group Co. Ltd., Class A	499,300	460,951
	V V Food & Beverage Co. Ltd., Class A	1,007,800	552,019
	Valiant Co. Ltd., Class A	459,527	1,119,714
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	166,428	333,751
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	7,900	15,842
	Vatti Corp. Ltd., Class A	571,800	494,178
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	166,700	633,751
*	Venustech Group, Inc., Class A	183,400	420,790
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	2,926	121,984
	Victory Giant Technology Huizhou Co. Ltd., Class A	278,500	13,610,169
	Vipshop Holdings Ltd., ADR	2,925,595	42,099,312
*	Visionox Technology, Inc., Class A	499,500	593,834
	Visual China Group Co. Ltd., Class A	76,300	245,014
		Shares	Value»
CHINA — (Continued)
#*Ω	Viva Biotech Holdings	6,636,000	$1,439,666
#*	Vnet Group, Inc., ADR	525,630	4,367,985
*	VOYAH Automobile Technology Co. Ltd., Class H	5,740,304	4,397,296
	Walvax Biotechnology Co. Ltd., Class A	266,900	509,379
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	381,200	1,589,251
	Wangfujing Group Co. Ltd., Class A	74,000	134,211
	Wangneng Environment Co. Ltd., Class A	399,191	1,024,114
	Wangsu Science & Technology Co. Ltd., Class A	311,917	736,563
	Wanguo Gold Group Ltd.	4,000,000	5,768,820
	Wanhua Chemical Group Co. Ltd., Class A	879,528	11,564,114
	Want Want China Holdings Ltd.	28,801,000	16,264,304
	Wanxiang Qianchao Co. Ltd., Class A	483,842	1,148,472
	Warom Technology, Inc. Co., Class A	304,914	835,020
	Wasion Holdings Ltd.	4,776,000	16,561,785
	Wasu Media Holding Co. Ltd., Class A	1,408,900	1,530,768
	Weibo Corp. (9898 HK), Class A	55,520	459,661
#	Weibo Corp. (WB US), Sponsored ADR	524,651	4,412,315
	Weichai Power Co. Ltd., Class H	11,822,120	58,766,426
	Weifu High-Technology Group Co. Ltd., Class A	236,747	679,556
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	341,160	550,761
	Weihai Guangwei Composites Co. Ltd., Class A	176,520	854,886

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Weilong Delicious Global Holdings Ltd.	580,000	$705,463
*Ω	Weimob, Inc.	731,000	137,505
#*	WellCell Holdings Co. Ltd. 2940 HK	611,200	244,246
	Wellhope Foods Co. Ltd., Class A	407,844	418,880
	Wencan Group Co. Ltd., Class A	160,500	438,443
	Wens Foodstuff Group Co. Ltd., Class A	1,533,566	3,690,279
	Wenzhou Yihua Connector Co. Ltd., Class A	76,200	643,273
#	West China Cement Ltd.	21,952,000	7,104,693
	Western Mining Co. Ltd., Class A	675,800	2,954,043
	Western Region Gold Co. Ltd., Class A	167,500	805,271
	Western Securities Co. Ltd., Class A	816,630	861,450
	Western Superconducting Technologies Co. Ltd., Class A	102,647	976,366
#	Wharf Holdings Ltd.	2,592,000	8,581,661
	Willfar Information Technology Co. Ltd., Class A	84,970	466,883
	Winall Hi-Tech Seed Co. Ltd., Class A	114,878	142,852
	Windey Energy Technology Group Co. Ltd., Class A	347,538	826,797
*	Wingtech Technology Co. Ltd., Class A	129,997	534,929
	Winner Medical Co. Ltd., Class A	156,725	719,547
	Winning Health Technology Group Co. Ltd., Class A	491,000	621,959
	Wolong Electric Group Co. Ltd., Class A	278,994	1,550,883
*	World Union Group, Inc., Class A	732,077	334,807
	Wuchan Zhongda Group Co. Ltd., Class A	1,140,550	856,731
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	54,940	845,044
		Shares	Value»
CHINA — (Continued)
	Wuhan East Lake High Technology Group Co. Ltd., Class A	300,200	$395,962
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	81,696	203,347
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	227,800	368,023
*	Wuhan Guide Infrared Co. Ltd., Class A	90,000	196,156
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	13,800	294,875
*	Wuhan P&S Information Technology Co. Ltd., Class A	383,900	757,320
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	106,800	563,155
	Wuhu Token Science Co. Ltd., Class A	763,240	735,138
	Wuliangye Yibin Co. Ltd., Class A	841,312	11,968,244
	Wuling Motors Holdings Ltd.	1,060,000	62,680
	WUS Printed Circuit Kunshan Co. Ltd., Class A	323,380	4,922,891
	Wushang Group Co. Ltd., Class A	395,600	486,966
Ω	WuXi AppTec Co. Ltd., Class H	906,560	15,926,356
	Wuxi Autowell Technology Co. Ltd., Class A	237,641	2,854,128
	Wuxi Best Precision Machinery Co. Ltd., Class A	163,370	696,377
*Ω	Wuxi Biologics Cayman, Inc.	9,952,500	42,524,503
	Wuxi Boton Technology Co. Ltd., Class A	208,338	708,580
	Wuxi Chipown Micro-Electronics Ltd., Class A	49,086	606,532

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	435,900	$1,080,620
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	67,600	551,795
	Wuxi NCE Power Co. Ltd., Class A	96,600	578,789
	Wuxi Paike New Materials Technology Co. Ltd., Class A	73,698	1,158,318
	Wuxi Rural Commercial Bank Co. Ltd., Class A	1,194,900	1,001,998
	Wuxi Taiji Industry Ltd. Co., Class A	659,456	937,354
*	WuXi XDC Cayman, Inc.	544,000	4,130,718
	Wuxi Xinje Electric Co. Ltd., Class A	75,000	599,714
	Wuzhou Special Paper Group Co. Ltd., Class A	172,811	402,397
	XCMG Construction Machinery Co. Ltd., Class A	2,166,000	3,164,260
#	XD, Inc.	776,800	6,246,354
	XGD, Inc., Class A	177,794	578,506
#*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,566,000	339,739
	Xiamen Amoytop Biotech Co. Ltd., Class A	71,126	606,917
	Xiamen Bank Co. Ltd., Class A	973,161	1,098,397
	Xiamen C & D, Inc., Class A	483,230	672,836
	Xiamen Changelight Co. Ltd., Class A	153,488	748,288
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	178,626	150,977
	Xiamen Faratronic Co. Ltd., Class A	42,658	739,660
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	139,900	736,842
		Shares	Value»
CHINA — (Continued)
	Xiamen International Airport Co. Ltd., Class A	126,156	$297,802
	Xiamen Intretech, Inc., Class A	231,684	654,797
	Xiamen ITG Group Corp. Ltd., Class A	877,963	795,578
	Xiamen Jihong Technology Co. Ltd., Class A	262,170	766,307
	Xiamen Kingdomway Group Co., Class A	335,829	750,415
	Xiamen Port Development Co. Ltd., Class A	612,400	978,584
	Xiamen Tungsten Co. Ltd., Class A	240,062	2,042,507
	Xiamen Xiangyu Co. Ltd., Class A	1,420,300	1,502,507
*	Xian International Medical Investment Co. Ltd., Class A	1,561,275	1,052,402
	Xi'an Manareco New Materials Co. Ltd., Class A	81,732	478,067
	Xi'An Shaangu Power Co. Ltd., Class A	721,545	971,640
	Xi'an Triangle Defense Co. Ltd., Class A	186,138	813,587
	Xiandai Investment Co. Ltd., Class A	1,253,038	775,101
*	Xiangcai Co. Ltd., Class A	453,908	593,087
	Xiangpiaopiao Food Co. Ltd., Class A	101,300	212,302
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	403,530	731,841
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	337,100	757,506
	Xianhe Co. Ltd., Class A	281,207	906,975
*Ω	Xiaomi Corp., Class B	18,835,600	70,674,935
	Ximei Resources Holding Ltd.	55,000	111,906
	Xinfengming Group Co. Ltd., Class A	903,412	2,456,127
	Xingfa Aluminium Holdings Ltd.	360,000	344,084

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,397,000	$4,496,064
	Xinhuanet Co. Ltd., Class A	141,887	418,985
	Xinjiang Communications Construction Group Co. Ltd., Class A	333,800	680,221
	Xinjiang Joinworld Co. Ltd., Class A	628,646	797,422
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	1,046,900	629,947
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	139,525	645,023
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	2,387,248
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	725,900	915,930
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	1,005,300	1,020,140
*	Xinte Energy Co. Ltd., Class H	3,980,800	3,325,190
*	Xinxiang Chemical Fiber Co. Ltd., Class A	1,110,000	1,315,428
	Xinxiang Richful Lube Additive Co. Ltd., Class A	141,940	969,220
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	947,950	640,379
#	Xinyi Energy Holdings Ltd.	5,812,563	885,755
#	Xinyi Solar Holdings Ltd.	41,138,716	15,144,358
	Xinyu Iron & Steel Co. Ltd., Class A	905,500	410,828
*	Xinzhi Group Co. Ltd., Class A	305,800	908,292
	Xizang Zhufeng Resources Co. Ltd., Class A	427,700	1,741,170
		Shares	Value»
CHINA — (Continued)
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	237,238	$613,335
#*	XPeng, Inc., Class A	1,075,300	8,594,351
	Xtep International Holdings Ltd.	13,824,756	7,593,183
	Xuji Electric Co. Ltd., Class A	217,900	807,980
*	Xunlei Ltd., ADR	160,287	974,545
#*	XXF Group Holdings Ltd.	55,000	6,195
Ω	Yadea Group Holdings Ltd.	7,252,408	11,132,983
	Yangling Metron New Material, Inc., Class A	301,612	876,816
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	565,000	14,567,915
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	121,100	1,353,248
	Yankershop Food Co. Ltd., Class A	54,772	471,369
#	Yankuang Energy Group Co. Ltd., Class H	17,643,499	37,018,852
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	187,742	532,519
	Yantai China Pet Foods Co. Ltd., Class A	132,916	655,830
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	311,894	594,057
	Yantai Eddie Precision Machinery Co. Ltd., Class A	172,630	588,009
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	283,692	5,701,850
	YanTai Shuangta Food Co. Ltd., Class A	670,050	447,860
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	266,500	519,437
*	Yatsen Holding Ltd., ADR	61,825	179,911

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	YD Electronic Technology Co. Ltd., Class A	88,100	$875,076
#*	Yeahka Ltd.	706,800	562,494
	Yealink Network Technology Corp. Ltd., Class A	239,820	1,284,036
*	Yechiu Metal Recycling China Ltd., Class A	831,540	499,190
	Yeebo International Holdings Ltd.	212,000	91,468
	YGSOFT, Inc., Class A	828,671	765,057
*	Yibin Tianyuan Group Co. Ltd., Class A	694,500	712,596
	Yifan Pharmaceutical Co. Ltd., Class A	412,700	678,128
	Yifeng Pharmacy Chain Co. Ltd., Class A	71,351	242,535
	Yihai International Holding Ltd.	2,877,248	6,051,703
*	Yijiahe Technology Co. Ltd., Class A	81,100	337,665
	Yinbang Clad Material Co. Ltd., Class A	246,700	507,272
	Yindu Kitchen Equipment Co. Ltd., Class A	204,641	390,933
	Yip's Chemical Holdings Ltd.	1,348,000	408,944
	Yiren Digital Ltd., Sponsored ADR	329,520	635,974
#Ω	Yixin Group Ltd.	10,668,500	2,589,467
	Yixintang Pharmaceutical Group Co. Ltd., Class A	358,623	667,467
	Yizumi Holdings Co. Ltd., Class A	286,600	1,018,647
	Yonfer Agricultural Technology Co. Ltd., Class A	849,800	1,898,541
*	Yonghui Superstores Co. Ltd., Class A	278,900	157,433
	Yongjin Technology Group Co. Ltd.	286,200	813,414
	YongXing Special Materials Technology Co. Ltd., Class A	129,518	1,657,798
		Shares	Value»
CHINA — (Continued)
*	Yonyou Network Technology Co. Ltd., Class A	123,643	$212,313
	Yotrio Group Co. Ltd., Class A	1,110,600	530,001
*	Youcare Pharmaceutical Group Co. Ltd., Class A	239,608	691,316
#*	Youdao, Inc., ADR	14,060	165,064
	Youngor Fashion Co. Ltd., Class A	608,700	685,333
	Youngy Co. Ltd., Class A	95,700	1,527,890
*	Youzu Interactive Co. Ltd., Class A	386,800	580,810
	YTO Express Group Co. Ltd., Class A	793,975	2,501,600
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	572,500	766,088
#	Yuexiu Property Co. Ltd.	8,920,956	4,440,991
	Yuexiu Services Group Ltd.	1,576,000	353,041
	Yuexiu Transport Infrastructure Ltd.	3,591,415	1,829,174
	Yueyang Forest & Paper Co. Ltd., Class A	887,400	604,252
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	137,860	330,909
	Yum China Holdings, Inc. (9987 HK)	128,150	6,270,795
	Yum China Holdings, Inc. (YUMC US)	1,395,014	67,588,428
	YUNDA Holding Group Co. Ltd., Class A	1,064,586	1,225,863
	Yunnan Aluminium Co. Ltd., Class A	982,000	4,616,689
	Yunnan Baiyao Group Co. Ltd., Class A	174,177	1,354,621
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	1,172,600	1,550,616
	Yunnan Copper Co. Ltd., Class A	651,900	1,843,649
	Yunnan Energy Investment Co. Ltd., Class A	549,300	932,923

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yunnan Energy New Material Group Co. Ltd., Class A	85,395	$1,044,159
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	141,500	1,457,541
	Yunnan Nantian Electronics Information Co. Ltd., Class A	129,691	276,167
	Yunnan Tin Co. Ltd., Class A	718,000	3,751,931
	Yunnan Yuntianhua Co. Ltd., Class A	506,953	2,694,216
	Yusys Technologies Co. Ltd., Class A	164,539	470,865
	Yutong Bus Co. Ltd., Class A	582,006	3,018,640
	Yutong Heavy Industries Co. Ltd., Class A	305,102	530,873
*	Z Fin Ltd.	652,894	307,780
*	Zai Lab Ltd. 9688 HK	486,200	1,043,501
#*	Zai Lab Ltd. ZLAB US, ADR	22,834	494,128
*	Zall Smart Commerce Group Ltd.	841,000	10,284
	Zangge Mining Co. Ltd., Class A	90,900	1,198,504
	ZBOM Home Collection Co. Ltd., Class A	233,538	299,385
#	ZCZL Industrial Technology Group Co. Ltd., Class H	2,505,400	5,587,191
	Zengame Technology Holding Ltd.	2,014,000	722,959
#*	Zepp Health Corp., ADR	3,145	54,943
	Zhangjiagang Guangda Special Material Co. Ltd., Class A	92,915	270,004
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	51,703	1,086,332
	Zhaojin Mining Industry Co. Ltd., Class H	7,238,166	26,595,214
		Shares	Value»
CHINA — (Continued)
	Zhefu Holding Group Co. Ltd., Class A	1,703,731	$1,320,776
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	338,700	661,444
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	355,640	512,165
*	Zhejiang Century Huatong Group Co. Ltd., Class A	91,200	214,368
	Zhejiang Cfmoto Power Co. Ltd., Class A	33,900	1,366,124
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	30,000	310,762
	Zhejiang China Commodities City Group Co. Ltd., Class A	630,700	1,229,114
	Zhejiang Chint Electrics Co. Ltd., Class A	543,490	2,612,453
	Zhejiang Communications Technology Co. Ltd., Class A	1,843,809	1,051,865
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	1,344,700	882,354
	Zhejiang Crystal-Optech Co. Ltd., Class A	314,062	1,526,773
	Zhejiang Dafeng Industry Co. Ltd., Class A	189,100	345,807
	Zhejiang Dahua Technology Co. Ltd., Class A	547,900	1,490,426
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	453,400	875,543
	Zhejiang Dingli Machinery Co. Ltd., Class A	115,896	938,506
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	727,940	1,250,023

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Expressway Co. Ltd., Class H	8,928,039	$8,849,299
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	379,048	724,497
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	28,812	83,133
*	Zhejiang Great Southeast Co. Ltd., Class A	659,400	390,075
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	768,900	1,003,547
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,348,400	1,306,130
	Zhejiang Hailiang Co. Ltd., Class A	740,561	1,955,081
	Zhejiang Hailide New Material Co. Ltd., Class A	707,100	641,356
	Zhejiang HangKe Technology, Inc. Co., Class A	192,179	901,903
	Zhejiang Hangmin Co. Ltd., Class A	870,200	907,712
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	861,924	801,141
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	957,300	1,589,385
	Zhejiang Huace Film & Television Co. Ltd., Class A	637,000	818,061
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	452,879	1,082,025
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	199,600	498,868
	Zhejiang Huangma Technology Co. Ltd., Class A	316,300	706,475
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	318,900	$594,478
	Zhejiang Huayou Cobalt Co. Ltd., Class A	388,435	3,824,778
	Zhejiang International Group Co. Ltd., Class A	135,340	210,497
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	664,200	795,526
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	191,807	814,406
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	137,412	1,029,643
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	165,600	433,386
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	99,570	623,223
	Zhejiang Jingu Co. Ltd., Class A	360,050	657,541
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	1,079,211
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	120,700	74,755
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,927,263
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	276,900	562,272
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	272,400	607,870
	Zhejiang Juhua Co. Ltd., Class A	258,820	1,393,892
	Zhejiang Lante Optics Co. Ltd., Class A	131,521	1,484,820

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	$728,834
	Zhejiang Medicine Co. Ltd., Class A	436,569	932,693
	Zhejiang Meida Industrial Co. Ltd., Class A	154,600	180,992
	Zhejiang Meorient Commerce & Exhibition, Inc., Class A	43,755	69,955
*	Zhejiang Narada Power Source Co. Ltd., Class A	124,100	161,403
	Zhejiang NHU Co. Ltd., Class A	757,379	3,866,343
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	93,382	305,773
	Zhejiang Orient Holdings Group Co. Ltd., Class A	970,977	799,764
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	430,600	851,981
	Zhejiang Runtu Co. Ltd., Class A	621,250	990,844
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	210,800	1,461,291
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	66,140	633,970
	Zhejiang Semir Garment Co. Ltd., Class A	1,509,125	1,340,454
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	1,444,200	1,105,732
	Zhejiang Shibao Co. Ltd., Class H	618,000	360,038
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	89,100	228,730
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	24,900	144,272
		Shares	Value»
CHINA — (Continued)
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	188,048	$623,859
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	802,865
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	333,200	291,299
	Zhejiang Supor Co. Ltd., Class A	82,169	566,615
	Zhejiang Taihua New Material Group Co. Ltd., Class A	757,900	1,008,898
	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	450,022	406,875
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	179,202	553,014
	Zhejiang Tony Electronic Co. Ltd., Class A	54,000	143,813
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	466,747	935,607
	Zhejiang Wanliyang Co. Ltd., Class A	1,083,441	1,131,447
	Zhejiang Wanma Co. Ltd., Class A	395,200	750,755
	Zhejiang Wansheng Co. Ltd., Class A	257,000	490,482
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,533,404
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	943,127	1,381,894
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	538,357	873,899
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,532	464,751
	Zhejiang XCC Group Co. Ltd., Class A	113,000	1,110,477

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	504,549	$648,493
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	531,893	977,698
	Zhejiang Xinao Textiles, Inc., Class A	622,900	795,283
	Zhejiang Xinhua Chemical Co. Ltd., Class A	95,300	479,861
	Zhejiang Yankon Group Co. Ltd., Class A	135,829	71,068
	Zhejiang Yasha Decoration Co. Ltd., Class A	717,338	439,283
	Zhejiang Yinlun Machinery Co. Ltd., Class A	240,400	1,634,552
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	169,200	565,509
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	201,600	796,933
*	Zhejiang Yongtai Technology Co. Ltd., Class A	181,084	652,605
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	86,040	666,900
	Zhende Medical Co. Ltd., Class A	76,311	1,029,865
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	864,400	539,560
	Zhengzhou GL Tech Co. Ltd., Class A	13,400	70,756
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	1,245,100	936,956
	Zheshang Development Group Co. Ltd., Class A	318,417	295,730
	Zheshang Securities Co. Ltd., Class A	441,800	639,195
		Shares	Value»
CHINA — (Continued)
*	Zhewen Interactive Group Co. Ltd., Class A	587,420	$865,808
#*	Zhihu, Inc.	13,500	14,364
*	Zhong An Group Ltd.	14,556,888	181,502
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	5,439,900	8,174,380
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	261,000	410,702
	Zhongji Innolight Co. Ltd., Class A	204,471	25,819,121
	Zhongjin Gold Corp. Ltd., Class A	980,800	3,761,236
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	362,300	1,791,423
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	776,900	1,071,690
	Zhongshan Public Utilities Group Co. Ltd., Class A	270,560	465,161
	Zhongsheng Group Holdings Ltd.	6,818,500	6,224,200
	Zhongtai Securities Co. Ltd., Class A	839,100	741,396
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	393,500	690,664
	ZhongYeDa Electric Co. Ltd., Class A	148,200	220,608
#	Zhongyu Energy Holdings Ltd.	2,299,550	801,361
#Ω	Zhongyuan Bank Co. Ltd., Class H	682,000	28,760
	Zhongyuan Environment-Protection Co. Ltd., Class A	804,595	997,207
Ω	Zhou Hei Ya International Holdings Co. Ltd.	5,453,000	1,025,486
	Zhuhai Enpower Electric Co. Ltd., Class A	113,433	511,063

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuhai Huafa Properties Co. Ltd., Class A	1,246,438	$632,905
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,039,650	9,319,510
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	107,832	776,860
	Zhuzhou Kibing Group Co. Ltd., Class A	1,083,100	1,006,626
*	Zhuzhou Smelter Group Co. Ltd., Class A	689,600	2,699,599
	Zhuzhou Times New Material Technology Co. Ltd., Class A	537,900	948,660
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	967,500	933,951
	Zijin Mining Group Co. Ltd., Class H	17,862,000	82,951,101
	ZJAMP Group Co. Ltd., Class A	239,500	321,705
#Ω	ZJLD Group, Inc.	52,600	54,825
	ZJMI Environmental Energy Co. Ltd., Class A	512,727	1,054,019
	Zkteco Co. Ltd., Class A	88,800	403,866
*	Zonqing Environmental Ltd.	444,000	15,300
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,503,800	6,549,910
#	ZTE Corp., Class H	2,059,792	6,612,172
#	ZTO Express Cayman, Inc. (2057 HK)	898,350	22,763,153
	ZTO Express Cayman, Inc. (ZTO US), ADR	1,047,004	26,792,832
	ZWSOFT Co. Ltd. Guangzhou, Class A	13,861	115,372
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	165,500	487,617
TOTAL CHINA			8,783,579,829
		Shares	Value»
COLOMBIA — (0.1%)
	Almacenes Exito SA	144,617	$167,730
	Bolsa de Valores de Colombia	20,739	86,182
	Celsia SA	1,395,116	1,917,163
	Cementos Argos SA	1,570,088	5,135,110
*	Corp. Financiera Colombiana SA	464,545	1,978,966
	Grupo Argos SA	547,146	2,375,960
	Grupo Cibest SA CIB US, ADR	118,217	8,061,217
	Grupo Cibest SA CIBEST CB	422,977	8,769,953
	Grupo de Inversiones Suramericana SA	159,473	2,246,697
	Grupo Energia Bogota SA ESP	3,120,156	2,611,214
	Interconexion Electrica SA ESP	1,022,166	7,905,409
	Mineros SA	455,421	1,697,272
	Organizacion Terpel SA	16,783	81,644
	Promigas SA ESP	75,602	131,320
TOTAL COLOMBIA			43,165,837
CZECH REPUBLIC — (0.1%)
	CEZ AS	422,941	24,382,457
	Komercni Banka AS	180,880	9,637,245
Ω	Moneta Money Bank AS	839,679	7,391,664
	Philip Morris CR AS	2,090	1,913,921
TOTAL CZECH REPUBLIC			43,325,287
EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	5,331,870	13,366,822
	EFG Holding SAE (EFGD LI), GDR	34,192	41,014
	EFG Holding SAE (EFGZF US), GDR	131,241	157,489
TOTAL EGYPT			13,565,325
GREECE — (0.5%)
#	Aegean Airlines SA	245,956	3,225,094
*	Aktor SA Holding Co. Technical & Energy Projects	145,527	1,852,033
#	Allwyn AG	411,805	5,881,016
	Alpha Bank SA	3,898,874	15,647,077

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
#	Athens International Airport SA	43,075	$491,163
	Athens Water Supply & Sewage Co. SA	171,411	2,069,498
	Autohellas Tourist & Trading SA	120,365	1,531,415
#	Avax SA	180,976	649,782
#	Bank of Greece	35,412	620,117
	Cenergy Holdings SA	22,240	625,986
	Ellaktor SA	256,653	397,923
#	ElvalHalcor SA	395,854	1,851,251
	Eurobank SA	5,599,195	24,362,386
	Fourlis Holdings SA	258,936	1,382,013
	GEK Terna SA	341,179	16,395,922
	Hellenic Telecommunications Organization SA	419,969	8,978,865
	Helleniq Energy Holdings SA	503,493	5,812,107
	Holding Co. ADMIE IPTO SA	334,481	1,289,769
#	Ideal Holdings SA	59,686	409,260
#	Intracom Holdings SA	404,007	1,581,656
	Jumbo SA	286,871	7,830,045
	Kri-Kri Milk Industry SA	55,970	1,620,054
*	LAMDA Development SA	356,829	2,541,877
#	Lavipharm SA	161,049	293,250
#*	Metlen Energy & Metals PLC	227,622	9,359,903
	Motor Oil Hellas Corinth Refineries SA	328,921	14,681,489
	National Bank of Greece SA	1,302,635	20,644,402
	Optima bank SA	25,194	263,581
	Piraeus Bank SA	1,243,735	11,774,499
#	Piraeus Port Authority SA	49,643	2,203,263
	Profile Systems & Software SA	45,761	405,406
	Public Power Corp. SA	334,228	7,096,534
	Quest Holdings SA	170,341	1,400,195
	Sarantis SA	105,490	1,769,012
	Thrace Plastics Holding & Co.	87,223	420,703
	Titan SA (TITC BB)	210,081	11,368,494
	Titan SA (TITC GA)	51,998	2,795,015
TOTAL GREECE			191,522,055
		Shares	Value»
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	13,179,000	$1,688,955
HUNGARY — (0.3%)
#*	4iG Nyrt	55,331	415,149
	ANY Security Printing Co.	1,087	25,885
	Magyar Telekom Telecommunications PLC	1,146,807	9,084,190
*	MASTERPLAST Nyrt	4,476	37,114
	MOL Hungarian Oil & Gas PLC	2,104,459	28,107,565
#	Opus Global Nyrt	889,067	941,462
	OTP Bank Nyrt	503,133	67,484,677
	Richter Gedeon Nyrt	134,755	5,683,930
TOTAL HUNGARY			111,779,972
INDIA — (13.7%)
	360 ONE WAM Ltd.	728,310	8,010,034
*	3i Infotech Ltd.	208,800	38,883
	3M India Ltd.	5,219	1,839,923
*	5Paisa Capital Ltd.	19,179	69,618
	63 Moons Technologies Ltd.	46,475	368,366
	Aarti Drugs Ltd.	244,762	978,213
	Aarti Industries Ltd.	949,220	5,098,206
	Aarti Pharmalabs Ltd.	242,753	1,920,793
*	Aavas Financiers Ltd.	37,823	555,228
	ABB India Ltd.	60,222	4,618,829
	Abbott India Ltd.	9,321	2,506,397
	ACC Ltd.	255,148	3,824,659
	Accelya Solutions India Ltd.	4,001	49,119
	Action Construction Equipment Ltd.	341,269	3,200,444
	Acutaas Chemicals Ltd.	29,891	821,067
*	Adani Energy Solutions Ltd.	409,646	5,835,562
	Adani Enterprises Ltd. ADE IN	66,715	1,703,364
*	Adani Green Energy Ltd.	143,540	1,874,275
	Adani Ports & Special Economic Zone Ltd.	1,234,282	21,925,553
*	Adani Power Ltd.	11,730,924	27,632,128
	Adani Total Gas Ltd.	442,079	2,972,235
	ADF Foods Ltd.	159,235	445,210
*	Aditya Birla Capital Ltd.	3,272,393	11,985,685
*	Aditya Birla Fashion & Retail Ltd.	529,913	359,644

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Lifestyle Brands Ltd.	428,731	$468,171
	Aditya Birla Real Estate Ltd.	279,243	4,401,778
	Aditya Birla Sun Life Asset Management Co. Ltd.	1,072	11,532
Ω	Aditya Vision Ltd.	8,841	48,706
	Advanced Enzyme Technologies Ltd.	291,421	1,063,676
	Advent Hotels International Pvt Ltd.	66,965	108,621
	Aegis Logistics Ltd.	960,492	7,139,198
*	Aether Industries Ltd.	42,842	533,633
*	Affle 3i Ltd.	70,859	1,066,123
	AGI Greenpac Ltd.	223,797	1,500,946
	AGI Infra Ltd.	16,854	70,301
	Ahluwalia Contracts India Ltd.	171,675	1,625,264
	AIA Engineering Ltd.	227,018	9,491,067
	Ajanta Pharma Ltd.	343,634	10,277,008
	Ajmera Realty & Infra India Ltd.	167,579	217,441
	Alembic Ltd.	663,233	648,623
	Alembic Pharmaceuticals Ltd.	487,649	3,886,340
	Alkem Laboratories Ltd.	93,046	5,338,901
	Alkyl Amines Chemicals	57,974	928,234
	Allcargo Global Ltd.	1,983,183	486,217
*	Allcargo Logistics Ltd.	3,246,667	330,415
	Amara Raja Energy & Mobility Ltd.	886,313	8,194,419
*	Amber Enterprises India Ltd.	77,815	6,611,844
	Ambika Cotton Mills Ltd.	3,263	51,516
	Ambuja Cements Ltd.	1,005,199	4,724,972
	Amrutanjan Health Care Ltd.	47,942	288,253
	Anant Raj Ltd.	606,923	3,131,837
	Andhra Paper Ltd.	18,781	13,270
	Andhra Sugars Ltd.	363,371	377,458
	Angel One Ltd.	4,491,980	14,720,830
*	Antelopus Selan Energy Ltd.	14,588	105,303
*Ω	Antony Waste Handling Cell Ltd.	62,289	337,371
	Anup Engineering Ltd.	16,690	361,672
		Shares	Value»
INDIA — (Continued)
	Anupam Rasayan India Ltd.	17,789	$251,918
	Apar Industries Ltd.	102,819	13,463,430
	Apcotex Industries Ltd.	90,855	380,747
	APL Apollo Tubes Ltd.	697,148	14,072,361
	Apollo Hospitals Enterprise Ltd.	248,015	20,055,350
	Apollo Pipes Ltd.	18,737	89,118
	Apollo Tyres Ltd.	3,558,807	15,403,690
	Aptus Value Housing Finance India Ltd.	301,168	829,402
*	Arman Financial Services Ltd.	23,243	365,330
	Artemis Medicare Services Ltd.	76,062	197,073
	Arvind Fashions Ltd.	451,573	2,129,704
	Arvind Ltd.	1,510,517	6,366,995
	Arvind SmartSpaces Ltd.	26,423	172,920
	Asahi India Glass Ltd.	423,721	3,748,032
	Ashapura Minechem Ltd.	176,621	1,178,807
	Ashiana Housing Ltd.	148,678	539,050
	Ashok Leyland Ltd.	14,051,516	24,220,118
*	Ashoka Buildcon Ltd.	1,398,768	1,987,909
*	Asian Granito India Ltd.	120,261	83,305
	Asian Paints Ltd.	653,902	17,005,909
	Associated Alcohols & Breweries Ltd.	4,609	43,046
Ω	Aster DM Healthcare Ltd.	757,321	5,665,735
	Astra Microwave Products Ltd.	114,927	1,373,910
	Astral Ltd.	387,240	6,286,808
	AstraZeneca Pharma India Ltd.	24,711	2,158,733
	Atul Ltd.	99,494	7,180,224
Ω	AU Small Finance Bank Ltd.	951,713	10,196,896
	AurionPro Solutions Ltd.	40,210	371,798
	Aurobindo Pharma Ltd.	1,291,469	18,951,307
*	Aurum Proptech Ltd.	5,287	10,302
	Automotive Axles Ltd.	36,417	706,232
	Avadh Sugar & Energy Ltd.	27,527	143,074
	Avantel Ltd.	142,077	223,099
	Avanti Feeds Ltd.	286,018	4,204,534
*Ω	Avenue Supermarts Ltd.	96,043	4,691,152

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	AvenuesAI Ltd.	9,090,872	$1,332,233
*	AWL Agri Business Ltd.	408,284	846,488
	Axis Bank Ltd. (AXSB IN)	7,564,390	102,033,858
*	AXISCADES Technologies Ltd.	24,713	526,451
	Bajaj Auto Ltd.	171,821	18,235,447
*	Bajaj Consumer Care Ltd.	476,290	2,269,877
	Bajaj Finance Ltd.	5,549,700	55,281,994
	Bajaj Finserv Ltd.	716,872	13,218,649
*	Bajaj Hindusthan Sugar Ltd.	5,009,249	1,077,755
	Bajaj Holdings & Investment Ltd.	142,178	15,422,206
	Balaji Amines Ltd.	86,892	1,231,980
	Balkrishna Industries Ltd.	350,093	8,010,228
	Balmer Lawrie & Co. Ltd.	565,989	1,132,172
	Balrampur Chini Mills Ltd.	1,276,271	7,049,056
	Banco Products India Ltd.	329,684	2,152,688
Ω	Bandhan Bank Ltd.	5,169,618	11,011,424
	Bank of Baroda	3,457,661	9,670,418
	Bank of India	2,139,467	3,175,909
	Bank of Maharashtra	5,549,493	4,617,725
	Bannari Amman Sugars Ltd.	8,392	328,783
	BASF India Ltd.	68,268	2,632,516
	Bata India Ltd.	265,158	2,015,474
	Bayer CropScience Ltd.	40,072	2,032,235
	BCL Industries Ltd.	349,950	133,197
	BEML Ltd.	224,870	4,267,163
	Berger Paints India Ltd.	959,473	4,787,375
*	BF Utilities Ltd.	89,018	522,675
	Bhagiradha Chemicals & Industries Ltd.	25,939	71,961
	Bhansali Engineering Polymers Ltd.	681,779	691,821
	Bharat Bijlee Ltd.	33,103	1,095,060
	Bharat Dynamics Ltd.	120,231	1,748,353
	Bharat Electronics Ltd.	6,148,858	28,103,374
	Bharat Forge Ltd.	914,493	18,311,124
	Bharat Heavy Electricals Ltd.	3,926,186	14,637,831
	Bharat Petroleum Corp. Ltd.	3,789,038	12,115,158
	Bharat Rasayan Ltd.	27,620	405,475
		Shares	Value»
INDIA — (Continued)
*	Bharat Wire Ropes Ltd.	44,761	$104,301
	Bharti Airtel Ltd.	7,023,237	140,706,516
	Biocon Ltd.	841,695	3,192,832
	Birla Corp. Ltd.	200,548	1,948,558
	BirlaNu Ltd.	29,381	420,580
	Birlasoft Ltd.	1,252,951	4,900,877
	Black Box Ltd.	171,179	1,166,777
	Bliss Gvs Pharma Ltd.	161,555	472,945
	BLS International Services Ltd.	316,388	931,223
	Blue Dart Express Ltd.	33,566	1,937,231
	Blue Star Ltd.	418,612	7,896,958
*	Bluspring Enterprises Ltd.	375,375	257,977
	Bombay Burmah Trading Co.	151,949	2,409,903
	Bombay Dyeing & Manufacturing Co. Ltd.	277,891	333,293
*	Borosil Ltd.	50,868	131,826
*	Borosil Renewables Ltd.	45,879	244,377
	Bosch Ltd.	9,561	3,652,713
	Brigade Enterprises Ltd.	575,684	4,787,408
*	Brightcom Group Ltd.	8,340,699	837,310
	Britannia Industries Ltd.	253,892	15,338,868
	BSE Ltd.	845,919	32,623,821
*	Camlin Fine Sciences Ltd.	157,227	212,419
	Campus Activewear Ltd.	195,033	515,297
	Can Fin Homes Ltd.	666,112	6,145,577
	Canara Bank	7,096,084	10,131,591
	Cantabil Retail India Ltd.	57,197	145,811
*	Capacit'e Infraprojects Ltd.	310,725	831,039
	Capital Small Finance Bank Ltd.	22,866	67,703
	Caplin Point Laboratories Ltd.	192,876	3,484,747
	Capri Global Capital Ltd.	112,905	222,561
	Carborundum Universal Ltd.	519,618	5,279,099
	Care Ratings Ltd.	150,325	2,647,880
*	Cartrade Tech Ltd.	59,830	1,028,915
	Carysil Ltd.	32,629	310,012
	Castrol India Ltd.	2,477,274	4,846,638

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	CCL Products India Ltd.	635,126	$7,608,237
	CE Info Systems Ltd.	42,977	419,162
	Ceat Ltd.	235,579	8,617,849
*	Ceigall India Ltd.	11,485	40,679
	Cello World Ltd.	5,706	25,339
	Cemindia Projects Ltd.	3,338	28,842
	Central Depository Services India Ltd.	612,230	8,266,486
	Centum Electronics Ltd.	2,709	81,522
	Century Enka Ltd.	66,350	295,398
	Century Plyboards India Ltd.	459,764	3,892,661
	Cera Sanitaryware Ltd.	34,780	1,925,765
	CESC Ltd.	3,525,344	7,027,444
	CG Power & Industrial Solutions Ltd.	2,766,790	23,785,130
	Chalet Hotels Ltd.	110,266	879,690
	Chambal Fertilisers & Chemicals Ltd.	1,785,652	8,237,624
*	Chemplast Sanmar Ltd.	50,135	121,249
	Chennai Petroleum Corp. Ltd.	251,671	2,992,375
*	Choice International Ltd.	93,055	653,733
	Cholamandalam Financial Holdings Ltd.	704,255	11,530,705
	Cholamandalam Investment & Finance Co. Ltd.	1,347,785	22,451,215
	CIE Automotive India Ltd.	962,986	4,836,028
*	Cigniti Technologies Ltd.	4,779	60,019
	Cipla Ltd.	1,602,457	22,129,448
	City Union Bank Ltd.	2,844,817	8,132,668
	Clean Science & Technology Ltd.	39,897	347,053
	CMS Info Systems Ltd.	548,126	1,678,892
	Coal India Ltd.	2,682,867	13,649,403
Ω	Cochin Shipyard Ltd.	405,069	7,466,052
*Ω	Coffee Day Enterprises Ltd.	20,488	5,728
	Coforge Ltd.	981,539	12,498,657
*	Cohance Lifesciences Ltd.	444,012	2,257,722
	Colgate-Palmolive India Ltd.	407,402	9,042,243
		Shares	Value»
INDIA — (Continued)
	Computer Age Management Services Ltd.	1,287,430	$10,100,059
	Concord Biotech Ltd.	3,218	38,808
	Confidence Petroleum India Ltd.	681,379	388,764
	Container Corp. of India Ltd.	986,235	5,307,258
	Coromandel International Ltd.	949,944	20,062,659
	Cosmo First Ltd.	93,414	705,116
	Craftsman Automation Ltd.	1,710	138,972
*	CreditAccess Grameen Ltd.	361,477	4,967,217
	CRISIL Ltd.	103,435	4,684,161
	Crompton Greaves Consumer Electricals Ltd.	3,564,601	10,254,737
*	CSB Bank Ltd.	334,927	1,365,671
	Cummins India Ltd.	247,524	13,799,522
	Cyient Ltd.	444,776	4,115,760
*Ω	D.P. Abhushan Ltd.	14,946	164,028
	Dabur India Ltd.	1,140,914	5,341,050
	Dalmia Bharat Ltd.	373,937	7,534,333
*	Dalmia Bharat Refractories Ltd.	2,328	0
	Dalmia Bharat Sugar & Industries Ltd.	86,765	365,182
*	Data Patterns India Ltd.	11,577	499,981
	Datamatics Global Services Ltd.	53,697	420,413
	DB Corp. Ltd.	370,945	845,830
	DCB Bank Ltd.	1,729,110	3,434,535
*	DCM Shriram International Ltd.	134,379	92,806
	DCM Shriram Ltd.	373,597	4,768,297
	DCW Ltd.	988,041	496,369
	Ddev Plastiks Industries Ltd.	9,636	25,639
*	DEE Development Engineers Ltd.	4,958	21,916
	Deep Industries Ltd.	43,871	226,019
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	7,784,261
	Deepak Nitrite Ltd.	358,893	6,616,201
*	Delhivery Ltd.	1,131,698	5,591,954
	Delta Corp. Ltd.	573,884	430,825
*	DEN Networks Ltd.	228,110	66,886
*	Devyani International Ltd.	314,356	416,532

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Dhampur Sugar Mills Ltd.	201,037	$334,420
*	Dhanlaxmi Bank Ltd.	498,826	161,598
	Dhanuka Agritech Ltd.	112,124	1,281,623
*	Digitide Solutions Ltd.	252,085	257,643
Ω	Dilip Buildcon Ltd.	275,050	1,340,164
*	Dish TV India Ltd.	6,345,026	255,765
*	Dishman Carbogen Amcis Ltd.	516,045	1,005,445
	Divi's Laboratories Ltd.	174,475	12,015,417
	Dixon Technologies India Ltd.	179,577	21,367,647
	DLF Ltd.	934,731	5,819,843
	D-Link India Ltd.	28,590	136,966
	Dodla Dairy Ltd.	10,179	117,595
	Dollar Industries Ltd.	88,726	287,333
	Doms Industries Ltd.	1,986	48,245
Ω	Dr. Lal PathLabs Ltd.	387,341	5,635,879
#	Dr. Reddy's Laboratories Ltd., ADR	1,350,140	18,415,910
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	1,005,650	14,067,079
*	Dredging Corp. of India Ltd.	3,704	36,990
	Dwarikesh Sugar Industries Ltd.	857,795	428,335
	Dynacons Systems & Solutions Ltd.	2,714	31,226
	eClerx Services Ltd.	386,206	5,849,370
	Edelweiss Financial Services Ltd.	3,049,644	3,684,194
	Eicher Motors Ltd.	332,378	25,013,256
*	EID Parry India Ltd.	845,475	7,562,362
	EIH Associated Hotels	73,136	250,807
	EIH Ltd.	1,120,930	3,799,881
	Eimco Elecon India Ltd.	1,193	20,109
	Elecon Engineering Co. Ltd.	183,393	987,972
	Electrosteel Castings Ltd.	2,218,725	1,926,409
	Elgi Equipments Ltd.	814,307	4,723,256
	Emami Ltd.	1,158,988	5,460,400
*	Embassy Developments Ltd.	2,433,102	1,186,382
	Emcure Pharmaceuticals Ltd.	1,415	25,418
		Shares	Value»
INDIA — (Continued)
Ω	Endurance Technologies Ltd.	148,361	$3,665,492
	Engineers India Ltd.	1,864,511	4,996,828
	Epigral Ltd.	97,942	1,239,723
	EPL Ltd.	915,355	2,202,247
*Ω	Equitas Small Finance Bank Ltd.	1,963,083	1,386,146
*Ω	Eris Lifesciences Ltd.	192,217	2,682,651
	ESAB India Ltd.	18,250	1,214,876
	Escorts Kubota Ltd.	199,584	6,926,215
*	Eternal Ltd.	1,080,965	2,831,419
*	Eureka Forbes Ltd.	15,872	84,889
	Eveready Industries India Ltd.	21,902	77,102
	Everest Kanto Cylinder Ltd.	38,163	48,239
	Excel Industries Ltd.	24,333	246,047
	Exide Industries Ltd.	2,617,469	9,959,491
	FDC Ltd.	404,562	1,573,552
*	Fedbank Financial Services Ltd.	89,961	139,297
	Federal Bank Ltd.	12,105,353	36,890,332
*	Federal-Mogul Goetze India Ltd.	56,887	281,387
	FIEM Industries Ltd.	77,062	1,777,660
	Filatex India Ltd.	1,134,830	549,796
	Fine Organic Industries Ltd.	36,363	1,778,059
	Fineotex Chemical Ltd.	787,210	192,197
*	Fino Payments Bank Ltd.	53,358	71,740
	Finolex Cables Ltd.	549,480	5,755,635
	Finolex Industries Ltd.	2,111,313	3,849,877
	Firstsource Solutions Ltd.	2,300,225	5,202,029
	Flair Writing Industries Ltd.	10,667	35,948
	Force Motors Ltd.	37,959	8,036,110
	Fortis Healthcare Ltd.	2,235,524	21,842,235
*	FSN E-Commerce Ventures Ltd.	1,868,291	5,283,914
*	Fusion Finance Ltd.	243,390	493,645
	G R Infraprojects Ltd.	9,141	90,106
	Gabriel India Ltd.	641,693	6,974,968
	GAIL India Ltd. (GAIL IN)	6,801,070	11,800,393
	Galaxy Surfactants Ltd.	53,986	1,068,180
	Ganesh Housing Ltd.	81,815	572,273
	Ganesha Ecosphere Ltd.	25,941	287,306

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Garden Reach Shipbuilders & Engineers Ltd.	2,628	$82,088
	Garware Hi-Tech Films Ltd.	23,893	1,014,162
	Garware Technical Fibres Ltd.	302,275	1,965,791
	Gateway Distriparks Ltd.	2,095,671	1,280,139
	GE Vernova T&D India Ltd.	220,044	10,371,599
*	Genesys International Corp. Ltd.	4,330	12,351
	Genus Power Infrastructures Ltd.	31,026	102,594
	Geojit Financial Services Ltd.	649,878	445,544
	GHCL Ltd.	689,911	3,705,014
	GHCL Textiles Ltd.	761,649	728,292
	GIC Housing Finance Ltd.	227,783	364,438
	Gillette India Ltd.	38,487	3,245,788
Ω	Gland Pharma Ltd.	79,968	1,491,110
	GlaxoSmithKline Pharmaceuticals Ltd.	164,150	4,074,050
	Glenmark Pharmaceuticals Ltd.	1,204,820	30,559,141
	Global Health Ltd.	151,253	1,792,446
	Globus Spirits Ltd.	26,771	314,191
	GM Breweries Ltd.	1,976	20,065
	GMM Pfaudler Ltd.	54,198	516,796
*	GMR Airports Ltd.	6,290,245	6,397,974
	GNA Axles Ltd.	27,625	125,184
*	Go Fashion India Ltd.	24,663	74,972
	GOCL Corp. Ltd.	6,992	24,001
	Godawari Power & Ispat Ltd.	1,762,454	5,542,505
	Godfrey Phillips India Ltd.	385,438	9,208,564
Ω	Godrej Agrovet Ltd.	160,971	1,020,704
	Godrej Consumer Products Ltd.	909,875	10,311,410
*	Godrej Industries Ltd.	349,586	3,514,972
*	Godrej Properties Ltd.	234,847	4,552,442
*	Gokaldas Exports Ltd.	115,911	875,998
*	Gokul Agro Resources Ltd.	144,402	356,880
	Goldiam International Ltd.	168,791	676,539
	Goodluck India Ltd.	41,943	555,826
	Granules India Ltd.	1,304,287	9,681,898
		Shares	Value»
INDIA — (Continued)
	Graphite India Ltd.	528,952	$3,936,618
	Grasim Industries Ltd.	725,875	21,461,691
	Gravita India Ltd.	92,520	1,596,092
	Great Eastern Shipping Co. Ltd.	917,387	15,352,337
	Greaves Cotton Ltd.	529,219	926,907
	Greenlam Industries Ltd.	224,810	542,402
*	Greenpanel Industries Ltd.	379,161	920,228
	Greenply Industries Ltd.	415,354	1,162,078
	Grindwell Norton Ltd.	173,198	2,852,516
	Gufic Biosciences Ltd.	21,038	63,334
	Gujarat Alkalies & Chemicals Ltd.	189,124	1,591,355
	Gujarat Ambuja Exports Ltd.	1,074,280	1,765,994
	Gujarat Fluorochemicals Ltd.	187,170	7,109,344
	Gujarat Gas Ltd.	574,265	2,317,441
	Gujarat Industries Power Co. Ltd.	190,353	318,399
	Gujarat Mineral Development Corp. Ltd.	717,644	5,593,580
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	585,960	2,926,054
	Gujarat Pipavav Port Ltd.	2,026,539	3,330,352
	Gujarat State Fertilizers & Chemicals Ltd.	1,493,517	2,702,679
	Gujarat State Petronet Ltd.	2,596,296	7,835,155
	Gulf Oil Lubricants India Ltd.	124,875	1,305,460
	Gulshan Chemfill Ltd.	5,056	1,436
	Happiest Minds Technologies Ltd.	242,650	959,640
Ω	Harsha Engineers Ltd.	36,057	147,385
*	Hathway Cable & Datacom Ltd.	1,508,952	174,958
	Hatsun Agro Product Ltd.	180,239	1,838,124
	Havells India Ltd.	597,327	7,838,120
	HBL Engineering Ltd.	681,227	5,756,419
	HCL Technologies Ltd.	2,961,027	37,733,369

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	HDFC Asset Management Co. Ltd.	598,744	$17,224,168
	HDFC Bank Ltd.	13,681,395	112,343,366
Ω	HDFC Life Insurance Co. Ltd.	516,609	3,220,364
*	HealthCare Global Enterprises Ltd. HCG IN	158,802	966,955
	HEG Ltd.	444,795	2,789,735
	HeidelbergCement India Ltd.	586,254	982,113
	Heritage Foods Ltd.	345,800	1,314,789
	Hero MotoCorp Ltd. (HMCL IN)	500,382	27,097,421
	Hester Biosciences Ltd.	11,661	201,060
	HFCL Ltd.	5,836,041	7,185,046
	HG Infra Engineering Ltd.	146,513	927,382
	Hikal Ltd.	342,471	683,309
	Himadri Speciality Chemical Ltd.	1,541,256	9,921,407
	Himatsingka Seide Ltd.	147,294	138,596
	Hind Rectifiers Ltd.	2,580	25,759
	Hindalco Industries Ltd.	4,095,312	44,950,144
*	Hinduja Global Solutions Ltd.	102,356	440,216
	Hindustan Aeronautics Ltd.	539,932	24,739,561
*	Hindustan Construction Co. Ltd.	105,757	24,842
	Hindustan Copper Ltd.	1,665,808	9,544,829
*	Hindustan Foods Ltd.	31,557	163,841
*	Hindustan Oil Exploration Co. Ltd.	293,777	488,860
	Hindustan Petroleum Corp. Ltd.	2,630,550	10,429,940
	Hindustan Unilever Ltd.	882,961	21,019,299
*	Hindware Home Innovation Ltd.	77,680	176,850
	Hitachi Energy India Ltd.	22,578	8,024,852
	HI-Tech Pipes Ltd.	99,817	97,915
Ω	Home First Finance Co. India Ltd.	185,452	2,291,050
		Shares	Value»
INDIA — (Continued)
	Honda India Power Products Ltd.	19,873	$486,641
	Housing & Urban Development Corp. Ltd.	198,933	472,384
	HPL Electric & Power Ltd.	38,956	146,716
*	Hubtown Ltd.	145,235	309,516
	Huhtamaki India Ltd.	32,561	62,250
	Hyundai Motor India Ltd.	19,771	382,623
	I G Petrochemicals Ltd.	10,651	48,537
	ICICI Bank Ltd. (IBN US), Sponsored ADR	3,092,125	82,219,604
	ICICI Bank Ltd. (ICICIBC IN)	3,903,946	52,479,814
Ω	ICICI Lombard General Insurance Co. Ltd.	295,809	5,511,443
Ω	ICICI Prudential Life Insurance Co. Ltd.	391,016	2,120,933
	ICRA Ltd.	7,584	435,203
*	ideaForge Technology Ltd.	9,492	61,646
	IDFC First Bank Ltd.	25,916,624	19,150,986
*	IFB Industries Ltd.	45,932	550,785
*	IFCI Ltd.	3,685,087	2,290,736
	IIFL Capital Services Ltd.	1,395,481	4,652,452
	IIFL Finance Ltd.	1,550,013	7,572,981
*	Imagicaaworld Entertainment Ltd.	306,701	147,386
*	India Cements Ltd.	528,400	2,199,094
	India Glycols Ltd.	230,264	2,538,964
	India Nippon Electricals Ltd.	12,610	105,080
	India Power Corp. Ltd.	284,965	30,409
Ω	IndiaMart InterMesh Ltd.	13,975	310,509
	Indian Bank	1,296,674	11,663,687
Ω	Indian Energy Exchange Ltd.	2,562,507	3,390,914
	Indian Hotels Co. Ltd.	1,652,302	11,171,625
	Indian Hume Pipe Co. Ltd.	4,347	14,942
	Indian Metals & Ferro Alloys Ltd.	61,881	982,411
	Indian Oil Corp. Ltd.	4,889,643	7,370,795
	Indian Railway Catering & Tourism Corp. Ltd.	661,155	3,790,415

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	$2,984,667
	Indigo Paints Ltd.	11,626	106,307
	Indo Count Industries Ltd.	568,888	1,696,392
	Indoco Remedies Ltd.	230,876	511,710
*Ω	IndoStar Capital Finance Ltd.	43,899	93,960
	Indraprastha Gas Ltd.	2,098,932	3,677,708
	Indraprastha Medical Corp. Ltd.	54,651	234,496
*	Indus Towers Ltd.	5,584,435	24,233,731
*	IndusInd Bank Ltd.	1,098,720	10,714,030
	Info Edge India Ltd.	804,354	8,265,509
	Infosys Ltd. (INFO IN)	7,763,710	97,804,404
#	Infosys Ltd. (INFY US), Sponsored ADR	2,423,448	30,196,162
	Ingersoll Rand India Ltd.	41,154	1,922,178
	Innova Captab Ltd.	663	5,264
*	Inox Green Energy Services Ltd.	41,536	79,275
*	Inox Wind Ltd.	1,275,688	1,368,642
	Insecticides India Ltd.	64,008	473,802
	Intellect Design Arena Ltd.	514,750	4,071,456
Ω	InterGlobe Aviation Ltd.	327,830	14,988,433
*	Inventurus Knowledge Solutions Ltd.	242	4,219
	IOL Chemicals & Pharmaceuticals Ltd.	736,048	735,440
	ION Exchange India Ltd.	135,554	571,480
	Ipca Laboratories Ltd.	817,451	13,196,919
	IRB Infrastructure Developers Ltd.	11,826,030	2,709,109
Ω	IRCON International Ltd.	1,886,342	3,061,812
	ISGEC Heavy Engineering Ltd.	91,723	1,045,626
*	ITC Hotels Ltd.	892,630	1,523,259
	ITC Ltd.	9,174,252	30,575,142
	J Kumar Infraprojects Ltd.	282,052	1,550,620
	Jagran Prakashan Ltd.	353,208	246,892
*	Jai Balaji Industries Ltd.	111,023	92,500
	Jai Corp. Ltd.	369,274	450,776
*	Jain Irrigation Systems Ltd.	712,898	246,113
		Shares	Value»
INDIA — (Continued)
*	Jaiprakash Power Ventures Ltd.	13,550,170	$2,831,530
	Jammu & Kashmir Bank Ltd.	2,851,331	3,917,947
	Jamna Auto Industries Ltd.	1,633,971	2,106,158
*	Jana Small Finance Bank Ltd.	21,912	105,557
	Jash Engineering Ltd.	40,142	178,757
	JB Chemicals & Pharmaceuticals Ltd.	530,756	11,478,917
	JBM Auto Ltd.	263,005	1,753,539
	Jeena Sikho Lifecare Ltd.	1,902	13,578
	JG Chemicals Ltd.	2,840	12,132
	Jindal Poly Films Ltd.	173,458	1,329,286
	Jindal Saw Ltd.	3,033,542	7,212,494
	Jindal Stainless Ltd.	3,387,340	27,583,493
	Jindal Steel Ltd.	2,018,082	26,259,516
	Jio Financial Services Ltd.	5,022,249	13,137,388
*	JITF Infralogistics Ltd.	31,327	99,239
	JK Cement Ltd.	193,990	10,888,075
	JK Lakshmi Cement Ltd.	432,301	2,951,745
	JK Paper Ltd.	969,788	3,692,729
	JK Tyre & Industries Ltd.	1,159,437	5,051,486
	JM Financial Ltd.	2,849,235	4,164,689
	JSW Dulux Ltd.	64,183	2,003,377
	JSW Energy Ltd.	1,882,151	11,159,886
	JSW Steel Ltd.	2,995,653	40,054,007
	JTEKT India Ltd.	452,969	654,996
	Jubilant Foodworks Ltd.	2,172,629	11,004,216
	Jubilant Ingrevia Ltd.	841,350	6,267,358
	Jubilant Pharmova Ltd.	678,091	6,693,109
*	Juniper Hotels Ltd.	8,171	17,531
	Jupiter Wagons Ltd.	302,639	905,866
*	Just Dial Ltd.	91,506	512,798
	Jyothy Labs Ltd.	948,390	2,672,683
*	Jyoti Structures Ltd.	4,646,208	659,064
	Kajaria Ceramics Ltd.	647,997	8,094,571
	Kalpataru Projects International Ltd.	759,279	10,048,661
	Kalyan Jewellers India Ltd.	626,792	2,742,210
	Kalyani Steels Ltd.	203,343	1,836,427
	Kansai Nerolac Paints Ltd.	906,862	1,879,997
	Karnataka Bank Ltd.	1,691,799	4,805,029

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank Ltd.	4,518,949	$13,983,411
	Kaveri Seed Co. Ltd.	209,217	2,152,649
	KCP Ltd.	563,447	1,072,027
	KDDL Ltd.	14,583	366,286
	KEC International Ltd.	890,909	5,277,293
	KEI Industries Ltd.	333,122	17,205,751
*	Kellton Tech Solutions Ltd.	1,446,976	237,914
	Kennametal India Ltd.	6,864	197,835
	Kewal Kiran Clothing Ltd.	68,994	348,880
	Keystone Realtors Ltd.	10,584	44,015
	Kfin Technologies Ltd.	98,986	945,704
*	Kiri Industries Ltd.	126,194	550,402
	Kirloskar Brothers Ltd.	114,540	2,101,449
	Kirloskar Ferrous Industries Ltd.	305,181	1,401,789
	Kirloskar Industries Ltd.	2,180	75,910
	Kirloskar Oil Engines Ltd.	589,021	10,634,895
	Kirloskar Pneumatic Co. Ltd.	46,953	741,117
	Kitex Garments Ltd.	723,753	1,278,523
	KNR Constructions Ltd.	1,219,501	1,623,111
*	Kolte-Patil Developers Ltd.	185,064	750,771
	Kotak Mahindra Bank Ltd.	5,424,142	22,054,804
	Kovai Medical Center & Hospital Ltd.	2,805	167,393
	KPIT Technologies Ltd.	1,119,449	9,022,105
	KPR Mill Ltd.	576,942	5,733,092
	KRBL Ltd.	512,858	1,985,753
	Krishana Phoschem Ltd.	2,747	17,620
*Ω	Krishna Institute of Medical Sciences Ltd.	326,178	2,300,438
	Krsnaa Diagnostics Ltd.	58,952	364,936
	KSB Ltd.	288,911	2,971,787
*	Kwality Wall's India Ltd.	882,961	255,826
	L&T Finance Ltd.	3,982,167	11,843,986
Ω	L&T Technology Services Ltd.	58,542	2,258,983
	LA Opala RG Ltd.	211,733	401,853
	Landmark Cars Ltd.	22,222	94,253
		Shares	Value»
INDIA — (Continued)
	Larsen & Toubro Ltd.	1,276,319	$54,312,345
Ω	Laurus Labs Ltd.	2,145,834	25,179,274
	Laxmi Organic Industries Ltd.	216,977	334,179
*Ω	Lemon Tree Hotels Ltd.	1,733,129	2,165,815
	LG Balakrishnan & Bros Ltd.	189,085	3,552,237
	LIC Housing Finance Ltd.	2,397,564	14,089,195
	Lincoln Pharmaceuticals Ltd.	17,425	118,768
	Linde India Ltd.	53,983	4,196,791
	Lloyds Engineering Works Ltd.	804,874	492,801
	Lloyds Enterprises Ltd.	23,090	16,621
	Lloyds Metals & Energy Ltd.	33,220	618,002
	LMW Ltd.	18,002	2,746,695
Ω	Lodha Developers Ltd.	184,812	1,753,022
	LT Foods Ltd.	2,083,868	9,499,109
Ω	LTM Ltd.	259,402	11,763,555
	Lumax Auto Technologies Ltd.	231,276	3,983,279
	Lumax Industries Ltd.	15,831	856,121
	Lupin Ltd.	840,853	20,616,371
	LUX Industries Ltd.	42,876	639,212
	Mahanagar Gas Ltd.	207,508	2,486,162
	Maharashtra Scooters Ltd.	8,152	1,053,186
	Maharashtra Seamless Ltd.	413,482	2,799,931
	Mahindra & Mahindra Financial Services Ltd.	3,391,082	11,179,496
	Mahindra & Mahindra Ltd.	2,649,554	86,805,508
*	Mahindra Holidays & Resorts India Ltd.	566,670	1,482,265
	Mahindra Lifespace Developers Ltd.	649,444	2,329,561
Ω	Mahindra Logistics Ltd.	66,556	283,858
	Maithan Alloys Ltd.	53,377	557,263
	Malco Energy Ltd.	5,827,878	2,080,908
*	Man Industries India Ltd.	74,186	417,070
	Man Infraconstruction Ltd.	764,555	975,256
	Manali Petrochemicals Ltd.	66,550	37,642

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Manappuram Finance Ltd.	5,455,313	$17,102,815
	Mangalam Cement Ltd.	73,303	719,243
	Mangalore Refinery & Petrochemicals Ltd.	858,777	1,529,504
	Mankind Pharma Ltd.	14,061	334,287
	Manorama Industries Ltd.	19,669	311,353
	Marico Ltd.	1,984,233	16,268,404
	Marksans Pharma Ltd.	1,890,046	3,711,870
	Maruti Suzuki India Ltd.	149,041	21,036,291
Ω	MAS Financial Services Ltd.	328,573	1,184,067
	Mastek Ltd.	105,194	1,899,516
Ω	Matrimony.com Ltd.	26,450	117,024
*	Max Estates Ltd.	149,452	615,208
*	Max Financial Services Ltd.	19,639	330,154
	Max Healthcare Institute Ltd.	919,893	9,668,443
*	Max India Ltd.	5,727	9,423
	Mayur Uniquoters Ltd.	137,138	795,793
	Mazagon Dock Shipbuilders Ltd.	59,167	1,714,438
*Ω	Medi Assist Healthcare Services Ltd.	25,951	94,046
*	Medplus Health Services Ltd.	47,214	438,811
*	Meghmani Organics Ltd.	867,114	451,876
	Metro Brands Ltd.	4,898	53,050
Ω	Metropolis Healthcare Ltd.	577,680	2,920,251
	Minda Corp. Ltd.	603,581	3,306,499
Ω	Mishra Dhatu Nigam Ltd.	389,288	1,615,617
	MM Forgings Ltd.	141,021	730,159
	MOIL Ltd.	681,448	2,240,684
	Mold-Tek Packaging Ltd.	11,286	67,218
	Monte Carlo Fashions Ltd.	78,595	468,284
	Morepen Laboratories Ltd.	2,432,774	1,070,331
	Motherson Sumi Wiring India Ltd.	15,784,534	6,832,034
	Motilal Oswal Financial Services Ltd.	1,235,642	10,558,644
		Shares	Value»
INDIA — (Continued)
	Mphasis Ltd.	417,152	$10,063,902
	MPS Ltd.	9,618	168,923
	MRF Ltd.	8,371	11,507,437
	Mrs Bectors Food Specialities Ltd.	663,255	1,375,457
	MSTC Ltd.	118,793	545,966
	Multi Commodity Exchange of India Ltd.	81,089	2,552,637
	Muthoot Finance Ltd.	852,138	30,948,218
*	Nalwa Sons Investments Ltd.	4,303	261,570
	Narayana Hrudayalaya Ltd.	342,998	6,427,278
	Natco Pharma Ltd.	682,541	7,894,738
	National Aluminium Co. Ltd.	4,489,103	18,806,064
	National Fertilizers Ltd.	433,676	360,020
	Nava Ltd.	1,093,954	7,636,630
	Navin Fluorine International Ltd.	2,325	167,630
*Ω	Navkar Corp. Ltd.	43,239	45,750
	Navneet Education Ltd.	625,064	959,064
*	Nazara Technologies Ltd.	79,889	222,970
	NBCC India Ltd.	5,014,186	4,898,192
	NCC Ltd.	2,962,720	5,148,608
	NCL Industries Ltd.	124,076	231,920
	NELCO Ltd.	66,242	491,325
	Neogen Chemicals Ltd.	33,927	585,267
	NESCO Ltd.	154,142	2,012,716
	Nestle India Ltd.	1,732,448	26,785,636
	Neuland Laboratories Ltd.	39,882	6,296,923
	Newgen Software Technologies Ltd.	209,083	1,125,893
	NHPC Ltd.	7,890,262	6,969,741
	NIIT Learning Systems Ltd.	689,983	2,261,204
	NIIT Ltd.	686,915	510,399
	Nilkamal Ltd.	46,690	642,748
Ω	Nippon Life India Asset Management Ltd.	622,300	6,663,471
	Nitin Spinners Ltd.	68,936	338,126
	NLC India Ltd.	922,735	3,090,970
	NMDC Ltd.	16,721,442	16,010,497
*	NMDC Steel Ltd.	2,720,359	1,232,180
	NOCIL Ltd.	715,726	1,365,975
	Novartis India Ltd.	15,832	172,478
	NRB Bearings Ltd.	435,102	1,298,673

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NTPC Ltd.	6,681,533	$28,265,675
	Nucleus Software Exports Ltd.	66,448	567,743
	Nuvama Wealth Management Ltd.	204,334	2,880,304
*	Nuvoco Vistas Corp. Ltd.	65,911	206,402
	Oberoi Realty Ltd.	443,445	7,838,447
	Oil & Natural Gas Corp. Ltd.	4,155,218	13,139,590
	Oil India Ltd.	1,803,896	9,350,952
	Olectra Greentech Ltd.	1,214	15,945
	One 97 Communications Ltd.	499,764	5,808,819
*	Onesource Specialty Pharma Ltd.	84,901	1,572,672
	Oracle Financial Services Software Ltd.	116,408	12,041,221
*	Orchid Pharma Ltd.	12,326	81,013
	Orient Cement Ltd.	669,123	1,021,990
	Orient Electric Ltd.	485,744	954,013
*	Orient Green Power Co. Ltd.	1,029,549	137,757
	Oriental Hotels Ltd.	238,612	248,768
	Page Industries Ltd.	25,234	9,927,497
	Paisalo Digital Ltd.	3,276,745	1,733,667
*	Panacea Biotec Ltd.	34,137	130,493
	Panama Petrochem Ltd.	217,304	648,453
Ω	Paradeep Phosphates Ltd.	88,433	121,100
Ω	Parag Milk Foods Ltd., Class F	280,247	668,852
*	Paramount Communications Ltd.	40,028	16,897
	Patanjali Foods Ltd.	438,792	2,131,469
*	Patel Engineering Ltd.	3,048,972	914,962
*	PB Fintech Ltd.	116,335	2,050,308
*	PC Jeweller Ltd.	13,697,811	1,367,771
	PCBL Chemical Ltd.	1,853,318	5,677,350
	PDS Ltd.	69,796	204,609
	Pearl Global Industries Ltd.	38,834	637,721
*	Pennar Industries Ltd.	463,191	820,860
	Persistent Systems Ltd.	470,617	24,065,450
	Petronet LNG Ltd.	4,850,771	14,307,916
	Phoenix Mills Ltd.	573,942	10,722,252
	PI Industries Ltd.	247,133	8,038,527
		Shares	Value»
INDIA — (Continued)
*	Piccadily Agro Industries Ltd.	3,168	$20,368
	Pidilite Industries Ltd.	678,560	9,895,277
*	Piramal Finance Ltd.	704,559	14,866,247
	Piramal Pharma Ltd.	2,694,126	4,622,041
	Pitti Engineering Ltd.	33,860	348,772
	PIX Transmissions Ltd.	13,369	219,034
Ω	PNB Housing Finance Ltd.	745,043	8,230,672
	PNC Infratech Ltd.	864,839	1,951,922
	Pokarna Ltd.	63,170	588,615
	Poly Medicure Ltd.	47,553	765,011
	Polycab India Ltd.	98,789	8,461,724
	Polyplex Corp. Ltd.	132,596	1,329,642
	Pondy Oxides & Chemicals Ltd.	3,467	50,905
*	Poonawalla Fincorp Ltd.	1,203,055	5,341,508
	Power Finance Corp. Ltd.	7,462,064	35,472,524
	Power Grid Corp. of India Ltd.	7,953,436	26,837,913
	Power Mech Projects Ltd.	94,471	2,503,339
	Praj Industries Ltd.	826,462	3,571,675
	Prakash Industries Ltd.	743,434	1,122,924
Ω	Prataap Snacks Ltd.	40,447	427,146
	Precision Wires India Ltd.	156,733	706,802
	Premier Explosives Ltd. (PRE IN)	16,347	97,292
	Prestige Estates Projects Ltd.	809,683	12,085,739
	Pricol Ltd.	740,399	4,486,489
*	Prime Focus Ltd.	170,454	559,146
	Prime Securities Ltd.	4,620	13,848
	Prince Pipes & Fittings Ltd.	269,023	734,382
*	Prism Johnson Ltd.	904,429	1,286,310
	Privi Speciality Chemicals Ltd.	37,921	1,344,713
	Procter & Gamble Health Ltd.	50,281	2,762,922
	Procter & Gamble Hygiene & Health Care Ltd.	20,779	2,239,485
	Prudent Corporate Advisory Services Ltd.	354	10,599
*	PSP Projects Ltd.	2,604	21,841
*	PTC India Financial Services Ltd.	775,577	255,822

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PTC India Ltd.	1,958,139	$4,365,078
	Punjab National Bank	4,078,187	4,730,457
*	Puravankara Ltd.	142,837	323,935
*	PVR Inox Ltd.	82,044	932,072
Ω	Quess Corp. Ltd.	284,815	595,413
	R Systems International Ltd.	25,250	70,751
	RACL Geartech Ltd.	3,137	42,054
	Radico Khaitan Ltd.	158,547	5,754,070
	Raghav Productivity Enhancers Ltd.	5,166	38,320
	Rail Vikas Nigam Ltd.	44,364	140,241
	Railtel Corp. of India Ltd.	100,900	345,250
	Rain Industries Ltd.	1,347,633	1,797,774
	Rainbow Children's Medicare Ltd.	1,175	15,503
*	Rajesh Exports Ltd.	461,534	582,091
	Rajratan Global Wire Ltd.	3,728	17,676
	Rallis India Ltd.	645,725	1,811,608
	Ram Ratna Wires Ltd.	6,678	31,391
*	Rama Steel Tubes Ltd.	2,423,287	149,234
	Ramco Cements Ltd.	631,409	6,211,043
	Ramco Industries Ltd.	197,966	560,301
*	Ramco Systems Ltd.	16,158	70,405
	Ramkrishna Forgings Ltd.	439,541	2,778,448
*	Ramky Infrastructure Ltd.	49,001	260,960
	Rane Holdings Ltd.	29,007	345,350
	Rane Madras Ltd.	1,121	9,653
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	2,498,137
*	Rategain Travel Technologies Ltd.	4,305	27,583
	Ratnamani Metals & Tubes Ltd.	126,633	3,541,014
*	RattanIndia Enterprises Ltd.	6,234	2,362
*	RattanIndia Power Ltd.	15,701,202	1,693,371
*	Raymond Lifestyle Ltd.	210,777	1,789,827
*	Raymond Ltd.	263,472	1,307,927
*	Raymond Realty Ltd.	263,472	1,242,418
Ω	RBL Bank Ltd.	3,330,253	11,925,507
	REC Ltd.	10,980,977	41,334,967
	Redington Ltd.	5,892,276	13,485,960
	Redtape Ltd.	1,334,660	1,820,401
	Relaxo Footwears Ltd.	140,883	448,830
		Shares	Value»
INDIA — (Continued)
	Reliance Industrial Infrastructure Ltd.	43,548	$360,204
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	466	28,250
	Reliance Industries Ltd. (RIL IN)	10,243,189	155,916,833
*	Reliance Infrastructure Ltd.	931,242	771,769
*	Reliance Power Ltd.	18,883,680	5,790,357
*	Religare Enterprises Ltd.	669,606	1,563,338
	Repco Home Finance Ltd.	261,831	1,132,553
	Responsive Industries Ltd.	33,873	57,099
*	Restaurant Brands Asia Ltd.	179,316	124,490
	Rhi Magnesita India Ltd.	35,748	152,925
	Rico Auto Industries Ltd.	527,182	633,669
	RITES Ltd.	715,265	1,657,161
	Rossari Biotech Ltd.	58,536	296,706
	Route Mobile Ltd.	109,783	613,318
	RPG Life Sciences Ltd.	5,587	135,540
*	RPSG Ventures Ltd.	56,041	504,343
*	RSWM Ltd.	203,475	353,092
	Safari Industries India Ltd.	66,290	987,228
*	Sagar Cements Ltd.	206,771	393,427
	Saksoft Ltd.	54,870	82,398
*Ω	Salasar Techno Engineering Ltd.	1,233,023	96,797
*	Sammaan Capital Ltd.	2,893,051	4,452,619
	Samvardhana Motherson International Ltd.	16,350,214	21,078,836
	Sandhar Technologies Ltd.	124,257	656,860
	Sandur Manganese & Iron Ores Ltd.	135,792	302,102
	Sangam India Ltd.	80,528	439,718
*	Sanghi Industries Ltd.	43,693	24,538
	Sanghvi Movers Ltd.	177,908	603,510
	Sanofi Consumer Healthcare India Ltd.	1,418	71,315
	Sanofi India Ltd.	49,192	1,769,408
Ω	Sansera Engineering Ltd.	85,944	2,305,644

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Sapphire Foods India Ltd.	252,111	$546,430
	Sarda Energy & Minerals Ltd.	750,664	4,699,872
	Saregama India Ltd.	269,712	974,769
	Sasken Technologies Ltd.	19,339	269,781
*	Satin Creditcare Network Ltd.	373,263	694,229
	Savita Oil Technologies Ltd.	147,447	560,778
*	SBFC Finance Ltd.	580,355	566,566
	SBI Cards & Payment Services Ltd.	291,861	1,994,619
Ω	SBI Life Insurance Co. Ltd.	574,935	11,048,102
	Schaeffler India Ltd.	147,381	6,464,899
*	Schneider Electric Infrastructure Ltd.	249,896	3,292,531
*	SEAMEC Ltd.	26,996	456,470
	Senco Gold Ltd.	26,310	87,396
*	SEPC Ltd.	3,970,318	341,324
	Seshasayee Paper & Boards Ltd.	139,708	395,092
*	SG Finserve Ltd.	6,602	39,713
Ω	SH Kelkar & Co. Ltd.	324,806	500,506
	Shaily Engineering Plastics Ltd.	26,831	719,645
	Shakti Pumps India Ltd.	181,026	1,087,871
*	Shankara Buildpro Ltd.	58,638	694,218
	Shanthi Gears Ltd.	29,208	148,734
	Sharda Cropchem Ltd.	228,898	2,599,269
	Sharda Motor Industries Ltd.	106,932	976,310
	Share India Securities Ltd.	362,351	523,048
*	Sheela Foam Ltd.	43,411	235,923
	Shilpa Medicare Ltd.	395,885	1,718,775
	Shipping Corp. of India Land & Assets Ltd.	1,289,688	606,081
	Shipping Corp. of India Ltd.	1,423,653	4,594,359
	Shivalik Bimetal Controls Ltd.	19,722	122,686
*	Shoppers Stop Ltd.	152,109	474,816
	Shree Cement Ltd.	21,048	5,402,869
	Shriram Finance Ltd.	5,149,860	51,281,289
	Shriram Pistons & Rings Ltd.	74,309	2,754,571
		Shares	Value»
INDIA — (Continued)
*	Shriram Properties Ltd.	148,970	$134,992
	Shyam Metalics & Energy Ltd.	62,833	577,822
	Siemens Energy India Ltd.	54,253	1,885,076
*	Siemens Ltd.	54,253	2,196,225
*	Simplex Infrastructures Ltd.	1,551	3,913
Ω	Sirca Paints India Ltd.	3,060	13,678
	SIS Ltd.	196,947	732,881
	Siyaram Silk Mills Ltd.	128,009	777,641
	SJS Enterprises Ltd.	75,151	1,446,614
	SJVN Ltd.	401,427	336,422
*	SKF India Industrial Ltd.	129,292	3,009,267
	SKF India Ltd.	129,292	2,353,134
	Skipper Ltd.	71,504	360,875
	SML Mahindra Ltd.	4,113	163,045
	SMS Pharmaceuticals Ltd.	3,255	14,049
	Snowman Logistics Ltd.	45,482	19,695
	Sobha Ltd.	405,439	6,145,011
	Solar Industries India Ltd.	126,873	20,766,451
*	Solara Active Pharma Sciences Ltd.	77,365	410,738
*	Som Distilleries & Breweries Ltd.	14,461	13,450
	Somany Ceramics Ltd.	98,351	490,215
Ω	Sona Blw Precision Forgings Ltd.	29,073	186,815
	Sonata Software Ltd.	1,017,553	2,754,893
	South Indian Bank Ltd.	11,260,311	4,717,608
	Southern Petrochemical Industries Corp. Ltd.	63,597	47,780
	SP Apparels Ltd.	22,432	193,674
*	Spandana Sphoorty Financial Ltd.	107,494	260,232
*	SPML Infra Ltd.	4,483	9,839
	SRF Ltd.	628,484	16,822,616
	Star Cement Ltd.	615,637	1,498,091
*	Star Health & Allied Insurance Co. Ltd.	101,439	563,187
	State Bank of India (SBID LI), GDR	13,327	1,521,715
	State Bank of India (SBIN IN)	5,075,462	57,596,582

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	State Bank of India (SBKFF US), GDR	5,089	$581,164
	Steel Authority of India Ltd.	4,980,889	9,771,758
	Steelcast Ltd.	5,630	17,507
*	Sterlite Technologies Ltd.	1,257,227	3,940,143
*	STL Networks Ltd.	1,179,841	350,053
	Stove Kraft Ltd.	12,205	70,465
	Strides Pharma Science Ltd.	418,357	4,605,277
*	Stylam Industries Ltd.	27,206	643,592
	Styrenix Performance Materials Ltd.	28,719	688,811
*	Subex Ltd.	2,186,579	216,785
	Subros Ltd.	162,528	1,339,401
	Sudarshan Chemical Industries Ltd.	196,260	1,903,195
	Sumitomo Chemical India Ltd.	223,430	992,431
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,278,200	24,507,947
	Sun TV Network Ltd.	891,509	5,741,148
	Sundaram Finance Ltd.	161,948	7,744,174
	Sundaram-Clayton Ltd.	16,789	252,639
	Sundram Fasteners Ltd.	660,519	5,949,515
	Sunflag Iron & Steel Co. Ltd.	207,503	638,955
	Sunteck Realty Ltd.	392,561	1,415,033
	Suprajit Engineering Ltd.	504,216	2,218,449
	Supreme Industries Ltd.	278,868	10,734,663
	Supreme Petrochem Ltd.	478,089	3,815,738
	Supriya Lifescience Ltd.	47,589	351,976
	Surya Roshni Ltd.	631,291	1,684,274
*	Suryoday Small Finance Bank Ltd.	63,722	103,158
*	Suzlon Energy Ltd.	34,068,415	20,105,653
	Swaraj Engines Ltd.	35,022	1,469,510
	Symphony Ltd.	66,659	598,896
*	Syncom Formulations India Ltd.	278,488	40,748
Ω	Syngene International Ltd.	1,090,061	5,402,332
	TAJGVK Hotels & Resorts Ltd.	37,054	127,265
		Shares	Value»
INDIA — (Continued)
	Talbros Automotive Components Ltd.	61,798	$216,270
	Talwandi Sabo Power Ltd.	5,827,878	2,080,908
	Tamil Nadu Newsprint & Papers Ltd.	200,485	321,406
	Tamilnad Mercantile Bank Ltd.	114,663	892,711
	Tamilnadu Petroproducts Ltd.	183,554	169,410
	Tanla Platforms Ltd.	337,135	1,829,995
*	TARC Ltd.	370,904	526,432
	Tata Chemicals Ltd.	1,026,089	8,755,508
	Tata Communications Ltd.	526,741	8,842,292
	Tata Consultancy Services Ltd.	1,884,702	49,476,890
	Tata Consumer Products Ltd.	790,850	9,582,701
	Tata Elxsi Ltd.	127,429	5,583,811
*	Tata Motors Ltd./new	6,634,894	28,996,904
	Tata Motors Passenger Vehicles Ltd.	6,634,894	24,049,720
	Tata Power Co. Ltd.	3,061,437	14,437,830
	Tata Steel Ltd.	22,581,634	50,505,625
	Tata Technologies Ltd.	27,485	169,076
*	Tata Teleservices Maharashtra Ltd.	69,109	31,400
	Tatva Chintan Pharma Chem Pvt Ltd.	5,992	83,020
	TCI Express Ltd.	88,976	492,371
	TCPL Packaging Ltd.	2,919	81,171
	TD Power Systems Ltd.	464,417	5,708,907
*	TeamLease Services Ltd.	1,734	22,521
	Tech Mahindra Ltd.	1,561,211	24,409,099
	Techno Electric & Engineering Co. Ltd.	364,168	4,951,089
	Technocraft Industries India Ltd.	11,543	302,573
	Tega Industries Ltd.	20,375	362,037
Ω	Tejas Networks Ltd.	28,394	124,305
	Texmaco Infrastructure & Holdings Ltd.	52,756	54,195
	Texmaco Rail & Engineering Ltd.	994,500	1,114,828
	Thanga Mayil Jewellery Ltd.	24,469	1,022,047

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Thejo Engineering Ltd.	7,476	$141,417
	Thermax Ltd.	64,548	2,773,508
	Thirumalai Chemicals Ltd.	538,194	1,162,499
	Thomas Cook India Ltd.	927,874	919,950
Ω	Thyrocare Technologies Ltd.	237,179	1,005,940
	Tilaknagar Industries Ltd.	369,389	1,821,901
	Time Technoplast Ltd.	2,690,788	5,530,892
	Timken India Ltd.	135,707	4,900,758
	Tips Music Ltd.	93,825	641,515
	Titagarh Rail System Ltd.	282,677	2,313,507
	Titan Co. Ltd.	735,289	34,157,323
	Torrent Pharmaceuticals Ltd.	462,723	20,477,483
	Torrent Power Ltd.	802,309	14,883,220
	Tourism Finance Corp. of India Ltd.	1,739,430	1,331,395
	Transport Corp. of India Ltd.	291,382	2,860,654
	Trent Ltd.	384,155	16,879,238
	Trident Ltd.	9,143,926	2,524,285
	Triveni Engineering & Industries Ltd.	703,446	3,068,729
	Triveni Turbine Ltd.	758,868	4,608,464
	TTK Prestige Ltd.	231,695	1,236,638
	Tube Investments of India Ltd.	430,523	13,476,401
	TV Today Network Ltd.	163,860	196,686
	TVS Holdings Ltd.	21,759	3,264,993
	TVS Motor Co. Ltd.	633,055	23,437,182
	TVS Srichakra Ltd.	26,547	1,086,057
*	TVS Supply Chain Solutions Ltd.	8,956	10,858
	Uflex Ltd.	302,195	1,427,083
*	Ugro Capital Ltd.	226,267	261,899
*Ω	Ujjivan Small Finance Bank Ltd.	10,678,610	6,443,473
	UltraTech Cement Ltd.	136,787	16,799,458
*	Unichem Laboratories Ltd.	194,087	799,043
	Union Bank of India Ltd.	5,175,487	9,102,855
	Uniparts India Ltd.	2,175	12,271
	United Breweries Ltd.	92,666	1,425,625
	United Spirits Ltd.	785,985	11,031,099
	Universal Cables Ltd.	8,915	78,978
		Shares	Value»
INDIA — (Continued)
	UNO Minda Ltd.	979,059	$11,540,416
	UPL Ltd.	3,211,025	21,863,739
	Usha Martin Ltd.	1,093,426	5,193,975
	UTI Asset Management Co. Ltd.	208,439	2,095,376
*	V2 Retail Ltd.	159,570	332,209
	VA Tech Wabag Ltd.	308,623	4,919,955
	Vadilal Industries Ltd.	7,598	378,800
	Vaibhav Global Ltd.	320,012	739,756
*	Valor Estate Ltd.	702,169	772,014
	Vardhman Special Steels Ltd.	16,776	49,375
	Vardhman Textiles Ltd.	1,004,596	6,539,905
Ω	Varroc Engineering Ltd.	267,591	1,501,385
	Varun Beverages Ltd.	2,814,547	15,408,422
	Vedant Fashions Ltd.	41,854	189,330
	Vedanta Aluminium Metal Ltd.	5,827,878	24,374,071
	Vedanta Iron & Steel Ltd.	5,827,878	891,555
	Vedanta Ltd.	5,827,878	16,825,744
	Veedol Corp. Ltd.	39,768	597,554
	Venky's India Ltd.	39,347	661,542
Ω	Venus Pipes & Tubes Ltd.	4,476	65,279
*	Veranda Learning Solutions Ltd.	7,839	16,005
	Vesuvius India Ltd.	281,662	1,533,450
	V-Guard Industries Ltd.	1,039,773	3,668,379
	Vidhi Specialty Food Ingredients Ltd.	9,228	29,254
	Vijaya Diagnostic Centre Ltd.	56,694	679,752
	Vimta Labs Ltd.	123,666	598,692
	Vinati Organics Ltd.	169,333	2,379,543
	Vindhya Telelinks Ltd.	27,832	405,173
	Vintage Coffee & Beverages Ltd.	84,693	122,261
	Vishnu Chemicals Ltd.	67,544	425,458
*	V-Mart Retail Ltd.	108,852	713,254
*	Vodafone Idea Ltd.	33,845,556	3,648,544
	Voltamp Transformers Ltd.	26,446	3,278,582
	Voltas Ltd.	321,889	4,900,273
	VRL Logistics Ltd.	548,082	1,462,853
	VST Industries Ltd.	335,739	919,975
	VST Tillers Tractors Ltd.	26,587	1,472,803

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Waaree Renewable Technologies Ltd.	6,490	$70,123
*	Walchandnagar Industries Ltd.	24,757	62,309
*	Websol Energy System Ltd.	214,880	250,934
	Welspun Corp. Ltd.	1,123,115	15,051,440
	Welspun Enterprises Ltd.	447,557	2,481,697
	Welspun Living Ltd.	2,895,250	3,961,305
	West Coast Paper Mills Ltd.	427,269	2,192,233
	Westlife Foodworld Ltd.	191,875	966,004
	Wheels India Ltd.	6,798	87,126
	Whirlpool of India Ltd.	120,592	1,258,557
	Windlas Biotech Ltd.	11,378	102,720
	Wipro Ltd.	6,410,884	13,697,534
*	Wockhardt Ltd.	363,362	5,367,685
	Wonderla Holidays Ltd.	112,920	631,158
	XPRO India Ltd.	3,458	36,972
*	Yatra Online Ltd.	74,022	83,747
*	Yes Bank Ltd.	26,209,151	5,555,214
	Zee Entertainment Enterprises Ltd.	5,486,854	5,229,130
*	Zee Media Corp. Ltd.	2,420,508	214,001
	Zen Technologies Ltd.	71,447	1,270,378
	Zensar Technologies Ltd.	762,020	4,154,377
	ZF Commercial Vehicle Control Systems India Ltd.	1,496	231,174
	Zuari Industries Ltd.	3,099	8,628
	Zydus Lifesciences Ltd.	879,467	8,323,057
	Zydus Wellness Ltd.	328,750	1,764,635
TOTAL INDIA			5,231,989,667
INDONESIA — (1.0%)
	ABM Investama Tbk. PT	3,251,600	553,866
*	Adhi Karya Persero Tbk. PT	4,721,979	57,921
	Adi Sarana Armada Tbk. PT	11,889,200	554,631
	AKR Corporindo Tbk. PT	54,451,900	4,981,329
*	Alam Sutera Realty Tbk. PT	64,797,800	497,982
	Alamtri Minerals Indonesia Tbk. PT	8,367,000	896,062
		Shares	Value»
INDONESIA — (Continued)
	Alamtri Resources Indonesia Tbk. PT	67,937,500	$9,908,273
	Allo Bank Indonesia Tbk. PT	1,007,600	74,437
	Aneka Tambang Tbk. PT	46,583,119	10,109,208
*	Apollo Global Interactive Tbk. PT	305,300	25,581
	Arwana Citramulia Tbk. PT	23,611,700	674,896
	Aspirasi Hidup Indonesia Tbk. PT	50,210,700	1,039,282
	Astra Agro Lestari Tbk. PT	2,222,322	1,039,801
	Astra International Tbk. PT	61,505,200	21,307,791
	Astra Otoparts Tbk. PT	7,391,800	1,098,437
	Asuransi Tugu Pratama Indonesia Tbk. PT	1,226,100	89,696
	Avia Avian Tbk. PT	16,801,500	375,096
*††	Bakrie Telecom Tbk. PT	35,294,139	0
*	Bank Aladin Syariah Tbk. PT	918,400	30,797
	Bank Amar Indonesia Tbk. PT	14,210,610	162,988
*	Bank Artha Graha Internasional Tbk. PT	2,753,300	25,139
	Bank BTPN Syariah Tbk. PT	15,669,000	905,907
*	Bank Capital Indonesia Tbk. PT	19,162,000	151,682
	Bank Central Asia Tbk. PT	91,803,500	31,125,069
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	69,353
*	Bank Ganesha Tbk. PT	16,599,000	115,979
*	Bank Ina Perdana PT	2,485,100	639,393
*	Bank Jago Tbk. PT	3,950,600	298,431
*	Bank KB Indonesia Tbk. PT	142,642,188	503,064
	Bank Mandiri Persero Tbk. PT	118,918,572	30,258,991
*	Bank Mayapada International Tbk. PT	15,242,750	175,361
	Bank Maybank Indonesia Tbk. PT	9,420,600	111,108

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Negara Indonesia Persero Tbk. PT	32,302,360	$6,959,832
*	Bank Neo Commerce Tbk. PT	35,536,800	629,865
	Bank OCBC Nisp Tbk. PT	14,441,200	1,105,325
	Bank Pan Indonesia Tbk. PT	30,445,400	1,795,874
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	19,888,557	999,976
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	25,174,400	843,510
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	16,456,152
	Bank Syariah Indonesia Persero Tbk. PT	19,192,600	1,971,098
	Bank Tabungan Negara Persero Tbk. PT	51,376,854	4,032,390
*	Barito Pacific Tbk. PT	18,433,688	1,958,552
*	Barito Renewables Energy Tbk. PT	1,998,000	518,273
	BFI Finance Indonesia Tbk. PT	50,007,400	2,311,831
*	Bhakti Multi Artha Tbk. PT	211,700	17,088
	BISI International Tbk. PT	11,631,812	504,664
	Blue Bird Tbk. PT	5,251,800	468,758
*	Buana Lintas Lautan Tbk. PT	112,750,400	3,327,749
*	Bukalapak.com Tbk. PT	232,197,400	2,002,147
	Bukit Asam Persero Tbk. PT	34,266,800	5,685,973
*	Buma Internasional Grup Tbk. PT	28,583,600	416,692
*	Bumi Resources Minerals Tbk. PT	42,444,300	1,976,573
*	Bumi Resources Tbk. PT	218,602,900	3,040,206
*	Bumi Serpong Damai Tbk. PT	26,943,000	1,201,302
*	Capital Financial Indonesia Tbk. PT	4,656,000	362,534
	Catur Sentosa Adiprana Tbk. PT	864,200	14,470
		Shares	Value»
INDONESIA — (Continued)
*	Cemindo Gemilang PT	9,052,500	$425,906
	Charoen Pokphand Indonesia Tbk. PT	19,704,660	4,566,381
Ω	Cikarang Listrindo Tbk. PT	10,148,300	430,368
	Ciputra Development Tbk. PT	67,318,815	2,685,126
	Cisarua Mountain Dairy Tbk. PT	2,029,300	496,301
*	Citra Marga Nusaphala Persada Tbk. PT	19,749,671	1,735,305
*	City Retail Developments Tbk. PT	11,633,200	139,610
*	Darma Henwa Tbk. PT	12,588,700	361,795
	Dayamitra Telekomunikasi PT	8,809,200	262,554
	Dharma Satya Nusantara Tbk. PT	31,617,400	3,212,222
*	Dian Swastatika Sentosa Tbk. PT	3,407,500	319,203
*	Eagle High Plantations Tbk. PT	22,522,600	174,222
	Elang Mahkota Teknologi Tbk. PT	24,760,500	1,183,213
	Elnusa Tbk. PT	30,781,900	1,408,859
*	Energi Mega Persada Tbk. PT	47,484,100	4,691,618
	Erajaya Swasembada Tbk. PT	67,204,600	1,592,457
	ESSA Industries Indonesia Tbk. PT	38,933,700	1,967,911
	Gajah Tunggal Tbk. PT	10,085,700	696,849
	Garudafood Putra Putri Jaya Tbk. PT	24,325,000	491,187
*	Global Mediacom Tbk. PT	5,577,500	54,190
	Golden Energy Mines Tbk. PT	88,300	40,416
	Gudang Garam Tbk. PT	2,203,300	2,040,693
*	Harum Energy Tbk. PT	12,371,200	713,722
	Hexindo Adiperkasa Tbk. PT	1,636,656	419,783
*	Impack Pratama Industri Tbk. PT	37,017,100	4,751,291
	Indah Kiat Pulp & Paper Tbk. PT	13,163,200	7,441,765

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indika Energy Tbk. PT	11,762,000	$2,486,050
	Indo Tambangraya Megah Tbk. PT	3,449,500	5,312,901
	Indocement Tunggal Prakarsa Tbk. PT	4,496,900	1,353,839
	Indofood CBP Sukses Makmur Tbk. PT	4,056,800	1,591,122
	Indofood Sukses Makmur Tbk. PT	23,837,500	9,298,778
	Indomobil Sukses Internasional Tbk. PT	3,198,400	196,988
	Indosat Tbk. PT	18,426,200	2,126,636
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	6,859,500	36,808
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	41,714,288	1,202,737
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	14,628,700	109,725
	Japfa Comfeed Indonesia Tbk. PT	57,535,500	8,256,626
	Jasa Marga Persero Tbk. PT	8,693,258	1,488,973
	Jaya Real Property Tbk. PT	5,813,800	367,279
*	Jaya Sukses Makmur Sentosa Tbk. PT	25,752	2,439
	Kalbe Farma Tbk. PT	50,093,100	2,511,171
	Kawasan Industri Jababeka Tbk. PT	111,616,045	1,161,640
	KMI Wire & Cable Tbk. PT	28,325,800	532,888
*	Krakatau Steel Persero Tbk. PT	8,049,500	135,171
	Lautan Luas Tbk. PT	329,800	14,903
*	Lippo Karawaci Tbk. PT	324,039,762	1,539,372
	Malindo Feedmill Tbk. PT	1,236,000	61,145
	Map Aktif Adiperkasa PT	53,023,200	1,873,399
	Mayora Indah Tbk. PT	18,425,925	1,816,544
*	MD Entertainment Tbk. PT	2,348,040	323,120
	MDS Retailing Tbk. PT	4,699,200	442,943
		Shares	Value»
INDONESIA — (Continued)
	Medco Energi Internasional Tbk. PT	64,874,460	$6,578,199
*	Media Nusantara Citra Tbk. PT	49,304,393	690,339
	Medikaloka Hermina Tbk. PT	34,012,300	2,259,532
*	Merdeka Battery Materials Tbk. PT	28,937,100	1,135,123
*	Merdeka Copper Gold Tbk. PT	10,085,562	1,887,355
*	Metro Healthcare Indonesia Tbk. PT	62,973,400	1,487,978
	Metrodata Electronics Tbk. PT	34,020,600	1,111,354
	Metropolitan Kentjana Tbk. PT	33,300	42,975
	Midi Utama Indonesia Tbk. PT	7,643,000	152,050
	Mitra Adiperkasa Tbk. PT	68,953,600	4,853,531
	Mitra Keluarga Karyasehat Tbk. PT	14,441,100	1,608,589
	Mitra Pinasthika Mustika Tbk. PT	10,175,700	579,421
*	MNC Digital Entertainment Tbk. PT	24,850,400	1,149,618
*	MNC Tourism Indonesia Tbk. PT	105,612,800	677,792
	Mulia Industrindo Tbk. PT	13,252,200	200,616
*	Multipolar Tbk. PT	24,836,700	141,299
	Nippon Indosari Corpindo Tbk. PT	3,988,889	148,629
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,712,900	3,861,726
*	Pacific Strategic Financial Tbk. PT	13,198,500	1,445,570
	Pakuwon Jati Tbk. PT	94,189,500	1,719,699
	Pam Mineral Tbk. PT	1,707,300	86,466
*	Panin Financial Tbk. PT	114,644,800	1,606,805
*	Paninvest Tbk. PT	7,925,300	354,704
	Pantai Indah Kapuk Dua Tbk. PT	733,328	358,537
	Perusahaan Gas Negara Persero Tbk. PT	32,156,100	3,617,512

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	20,794,000	$2,073,398
	Petrindo Jaya Kreasi Tbk. PT	34,550,300	2,402,627
	Petrosea Tbk. PT	9,407,200	2,758,679
*††	Pool Advista Indonesia Tbk. PT	8,941,700	4,843
*	PP Persero Tbk. PT	20,075,990	301,952
	Prodia Widyahusada Tbk. PT	1,413,100	207,440
	Puradelta Lestari Tbk. PT	53,957,900	440,208
*	Pyridam Farma Tbk. PT	3,804,000	66,390
	Ramayana Lestari Sentosa Tbk. PT	1,645,300	42,081
	Rukun Raharja Tbk. PT	5,202,600	1,247,580
	Salim Ivomas Pratama Tbk. PT	31,135,200	1,385,016
	Samudera Indonesia Tbk. PT	51,028,500	1,027,316
*	Sarana Meditama Metropolitan Tbk. PT	11,881,000	227,801
	Sarana Menara Nusantara Tbk. PT	64,729,100	1,779,453
	Sariguna Primatirta Tbk. PT	32,784,200	739,807
	Sawit Sumbermas Sarana Tbk. PT	23,768,700	1,893,095
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	17,598,800	1,830,421
	Semen Baturaja Persero Tbk	4,829,100	60,345
	Semen Indonesia Persero Tbk. PT	16,746,186	1,939,798
*	Sentul City Tbk. PT	137,281,900	842,883
*	Sinar Mas Multiartha Tbk. PT	278,500	250,918
	Steel Pipe Industry of Indonesia PT	16,408,800	414,735
	Sumber Alfaria Trijaya Tbk. PT	42,838,600	3,278,377
	Sumber Tani Agung Resources Tbk. PT	3,670,700	261,103
	Summarecon Agung Tbk. PT	62,161,647	1,113,601
		Shares	Value»
INDONESIA — (Continued)
	Surya Citra Media Tbk. PT	76,466,700	$1,105,611
	Surya Semesta Internusa Tbk. PT	33,116,800	3,418,781
*††	Suryainti Permata Tbk. PT	3,098,000	0
	TBS Energi Utama Tbk. PT	2,633,900	87,065
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	365,576	6,181,890
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	38,901,000	6,363,539
	Temas Tbk. PT	37,547,300	273,575
	Tempo Scan Pacific Tbk. PT	3,554,300	501,143
	Timah Tbk. PT	19,602,367	4,067,775
	Total Bangun Persada Tbk. PT	1,447,600	100,000
	Tower Bersama Infrastructure Tbk. PT	3,600,700	363,383
	Transcoal Pacific Tbk. PT	4,031,100	2,677,531
	Trias Sentosa Tbk. PT	3,690,500	102,316
	Trimegah Bangun Persada Tbk. PT	8,343,500	504,308
	Triputra Agro Persada PT	32,176,700	3,903,020
	Tunas Baru Lampung Tbk. PT	21,851,657	915,101
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	13,067,200	1,278,026
	Unilever Indonesia Tbk. PT	20,675,900	1,836,283
	United Tractors Tbk. PT	9,367,346	15,739,150
	Vale Indonesia Tbk. PT	10,358,775	4,110,495
*††	Waskita Karya Persero Tbk. PT	52,554,757	115,007
*††	Wijaya Karya Persero Tbk. PT	19,524,422	43,143
	Wintermar Offshore Marine Tbk. PT	5,713,565	187,846
*	Wir Asia Tbk. PT	19,892,600	90,890
	XLSMART Telecom Sejahtera Tbk. PT	40,281,845	6,845,311
TOTAL INDONESIA			388,161,004

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (0.4%)
	A'ayan Leasing & Investment Co. KSCP	6,272,710	$5,175,934
	A'ayan Real Estate Co. SAK	285,291	154,280
*	Acico Industries Co. KSC	707,015	1,008,767
	Agility Public Warehousing Co. KSCC	2,412,691	1,131,995
	Al Ahli Bank of Kuwait KSCP	456,147	414,346
	Al Arabiya Real Estate Co. KSC	151,369	98,688
*	Al Argan International Real Estate Co. KSCP	1,300,985	520,919
††	Al-Eid Food KSC	527,310	138,901
	Ali Alghanim Sons Automotive Co. KSCC	654,298	2,145,159
*	Alimtiaz Investment Group KSC	3,525,809	641,456
††	Arabi Group Holding KSC	479,552	112,285
	Arkan Al-Kuwait Real Estate Co. KSC	38,909	38,627
	Arzan Financial Group for Financing & Investment KPSC	4,825,368	5,698,501
*	Asiya Capital Investments Co. KSCP	3,950,272	534,706
	Beyout Holding Co. KPSC	99,814	120,801
	Boubyan Bank KSCP	976,965	2,159,261
	Boubyan Petrochemicals Co. KSCP	833,550	1,665,099
	Boursa Kuwait Securities Co. KPSC	289,701	2,656,975
	Burgan Bank SAK	727,390	475,441
	Combined Group Contracting Co. SAK	691,683	2,161,074
	Commercial Facilities Co. SAKP	254,155	254,894
	Commercial Real Estate Co. KSC	2,549,869	1,597,943
*	First Investment Co. KSCP	2,269,691	917,560
	Gulf Bank KSCP	2,896,840	3,198,224
		Shares	Value»
KUWAIT — (Continued)
	Gulf Cables & Electrical Industries Group Co. KSCP	216,934	$1,366,543
	Heavy Engineering & Ship Building Co. KSCP	548,504	1,377,607
	Humansoft Holding Co. KSC	456,749	3,568,762
*	IFA Hotels & Resorts-KPSC	267,176	768,875
	Injazzat Real Estate Development Co. KSCP	30,114	17,380
	Integrated Holding Co. KCSC	1,135,020	1,555,055
	KAMCO Investment Co. KSC	284,950	186,923
*††	Kuwait & Gulf Link Transport Co. KSC	42,083	7,390
	Kuwait Business Town Real Estate Co. KSCP	407,958	127,604
	Kuwait Cement Co. KSC	662,335	944,537
	Kuwait Finance House KSCP	10,187,024	26,173,628
	Kuwait Financial Centre SAK	445,326	207,463
	Kuwait International Bank KSCP	4,077,673	3,609,264
	Kuwait Investment Co. SAK	266,473	169,300
*	Kuwait Real Estate Co. KSC	5,026,943	5,689,372
	Kuwait Telecommunications Co.	1,199,700	2,526,139
	Mabanee Co. KPSC	816,012	2,668,903
*	Manazel Holding Co. KSC	398,596	63,307
	Mezzan Holding Co. KSCC	559,708	2,332,965
	Mobile Telecommunications Co. KSCP	3,723,269	6,902,372
*	Munshaat Real Estate Projects Co. KSCP	124,807	84,499
	National Bank of Kuwait SAKP	7,740,656	21,658,658
*	National Consumer Holding Co. SAK	2,116,265	736,846
	National Industries Group Holding SAK	3,996,756	3,372,352

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	National Investments Co. KSCP	3,540,860	$3,008,741
	Oula Fuel Marketing Co.	318,251	280,004
*	Privatization Holding Co. KSCP	1,860,220	430,276
*	Rasiyat Holding Co.	275,937	431,123
*	Real Estate Trade Centers Co. KSC	101,818	70,050
	Salhia Real Estate Co. KSCP	1,058,819	1,359,348
*	Securities House KSC	1,515,010	402,101
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,706,514	820,936
	Specialities Group Holding Co. KSCC	84,860	50,671
††	Sultan Center Food Products Co. KSC	5,505	322
	Tijara & Real Estate Investment Co. KSCP	212,441	83,161
*	United Real Estate Co. SAKP	90,772	79,348
*	Warba Bank KSCP	6,795,736	6,440,325
TOTAL KUWAIT			132,593,986
MALAYSIA — (1.3%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	1,050,913
	99 Speed Mart Retail Holdings Bhd.	155,500	135,333
	Able Global Bhd.	645,400	245,924
#	Aeon Co. M Bhd.	4,762,000	1,391,918
#	AEON Credit Service M Bhd.	1,821,080	2,711,930
#*	AFFIN Bank Bhd.	3,823,797	2,429,023
	Ajinomoto Malaysia Bhd.	131,500	410,207
	Alliance Bank Malaysia Bhd.	7,827,606	9,196,514
	Allianz Malaysia Bhd.	213,500	1,112,666
#	AME Elite Consortium Bhd.	1,583,900	607,024
	AMMB Holdings Bhd. (AMM MK)	6,307,050	9,772,956
#	Ancom Nylex Bhd.	2,792,766	629,936
*	Ann Joo Resources Bhd.	477,200	81,195
		Shares	Value»
MALAYSIA — (Continued)
*	Astro Malaysia Holdings Bhd.	3,575,900	$63,339
#	Aurelius Technologies Bhd.	1,197,000	219,046
#	Axiata Group Bhd.	10,604,435	6,279,537
#	Bank Islam Malaysia Bhd.	5,020,059	2,960,473
	Batu Kawan Bhd.	403,050	2,129,833
#*	Berjaya Assets Bhd.	1,232,400	91,608
#*	Berjaya Corp. Bhd.	23,909,801	1,570,377
#*	Berjaya Property Bhd.	3,912,500	256,435
#*	Bermaz Auto Bhd.	3,760,432	895,980
#	British American Tobacco Malaysia Bhd.	641,600	999,203
#*	Bumi Armada Bhd.	18,567,950	1,876,492
	Bursa Malaysia Bhd.	2,920,500	6,288,441
#	Cahya Mata Sarawak Bhd.	3,309,400	1,039,332
#*	Cape Ems Bhd.	2,386,100	177,216
#	Carlsberg Brewery Malaysia Bhd.	789,400	3,308,168
#	CB Industrial Product Holding Bhd.	2,850,220	870,791
	CCK Consolidated Holdings Bhd.	268,100	83,762
#	CelcomDigi Bhd.	6,250,620	4,724,501
*	Chin Hin Group Bhd.	273,900	144,315
	CIMB Group Holdings Bhd.	15,166,848	29,290,355
#*	Coastal Contracts Bhd.	1,119,200	324,161
#	Crescendo Corp. Bhd.	240,600	72,718
#	CSC Steel Holdings Bhd.	1,151,300	426,453
#	CTOS Digital Bhd.	3,302,200	591,672
#*	Cypark Resources Bhd.	744,550	132,433
#*	D&O Green Technologies Bhd.	3,314,500	395,683
#*	Dagang NeXchange Bhd.	597,800	45,544
#	Dayang Enterprise Holdings Bhd.	4,592,463	2,342,290
#	Dialog Group Bhd.	5,898,184	3,375,099
#	DRB-Hicom Bhd.	5,329,700	1,586,448
#	Duopharma Biotech Bhd.	1,370,151	442,286
	Dutch Lady Milk Industries Bhd.	92,000	756,200
	DXN Holdings Bhd.	852,300	99,808
#	Eastern & Oriental Bhd.	5,106,400	1,043,021

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Eco World Development Group Bhd.	6,050,800	$3,146,451
#*	Ecofirst Consolidated Bhd.	1,552,400	140,912
	EG Industries Bhd.	113,400	34,767
#*	Ekovest Bhd.	12,612,550	733,205
#*	Elridge Energy Holdings Bhd.	235,200	53,626
#	Farm Fresh Bhd.	4,375,000	2,801,723
#	Formosa Prosonic Industries Bhd.	831,600	209,413
#	Fraser & Neave Holdings Bhd.	368,800	2,907,552
#	Frontken Corp. Bhd.	6,583,500	7,026,061
#	Gamuda Bhd.	4,717,633	5,264,270
#	Gas Malaysia Bhd.	1,135,800	1,545,505
#	Genting Bhd.	6,057,100	3,927,426
#	Genting Malaysia Bhd.	9,631,500	4,803,767
#	Genting Plantations Bhd.	918,400	1,200,538
#*	Greatech Technology Bhd.	1,398,200	846,929
#	Guan Chong Bhd.	4,050,099	842,176
#	HAP Seng Consolidated Bhd.	4,125,240	3,014,381
#	Hap Seng Plantations Holdings Bhd.	1,591,700	862,770
	Harn Len Corp. Bhd.	63,900	11,271
#*	Hartalega Holdings Bhd.	5,123,300	1,449,482
#	Heineken Malaysia Bhd.	639,900	3,686,948
#*	Hengyuan Refining Co. Bhd.	993,400	331,524
#	Hextar Global Bhd.	1,097,100	208,581
#	Hiap Teck Venture Bhd.	9,293,400	725,817
#	Hibiscus Petroleum Bhd.	4,222,140	2,344,367
	Hong Leong Bank Bhd.	509,765	2,858,840
#	Hong Leong Financial Group Bhd.	1,026,898	4,875,731
	Hong Leong Industries Bhd.	500,000	2,183,371
#	Hume Cement Industries Bhd.	232,600	184,783
#	Hup Seng Industries Bhd.	2,153,000	539,750
*	IGB Bhd.	1,103,607	663,765
#	IHH Healthcare Bhd.	2,116,900	4,702,676
	IJM Corp. Bhd.	7,391,326	4,500,148
		Shares	Value»
MALAYSIA — (Continued)
#	Inari Amertron Bhd.	4,573,132	$2,286,806
#	Insas Bhd.	4,362,802	951,669
	IOI Corp. Bhd.	3,654,777	3,974,109
#	IOI Properties Group Bhd.	5,399,419	5,650,792
	Iris Corp. Bhd.	57,275	2,521
*	Iskandar Waterfront City Bhd.	2,026,200	130,706
#	ITMAX SYSTEM Bhd.	774,400	946,398
#*	JAKS Resources Bhd.	12,374,160	266,480
#	Jaya Tiasa Holdings Bhd.	5,527,339	1,615,110
*	JCY International Bhd.	2,719,100	237,651
	Keck Seng Malaysia Bhd.	496,500	673,164
#	Kelington Group Bhd.	2,182,300	3,287,902
	Kenanga Investment Bank Bhd.	2,821,700	558,378
	Kerjaya Prospek Group Bhd.	1,755,287	987,288
#	Kim Loong Resources Bhd.	1,387,760	895,620
††	KNM Group Bhd.	15,379,881	7,745
#	Kossan Rubber Industries Bhd.	7,673,900	2,126,415
#	KPJ Healthcare Bhd.	7,972,500	6,690,697
#	Kretam Holdings Bhd.	4,777,400	773,449
#	KSL Holdings Bhd.	2,201,669	1,701,096
	Kuala Lumpur Kepong Bhd.	1,110,785	5,935,713
	Kumpulan Fima Bhd.	709,900	454,394
#	Lagenda Properties Bhd.	1,920,800	702,552
	Land & General Bhd.	10,759,620	405,988
#	LBS Bina Group Bhd.	4,972,093	590,230
#	Leong Hup International Bhd.	8,260,400	1,541,709
	Lianson Fleet Group Bhd.	68,700	30,654
#*Ω	Lotte Chemical Titan Holding Bhd.	3,300,875	350,621
	LPI Capital Bhd.	658,640	2,460,167
#	Magni-Tech Industries Bhd.	1,388,700	658,649
#	Magnum Bhd.	4,549,062	1,468,019
#	Mah Sing Group Bhd.	9,447,051	2,627,163
#	Malakoff Corp. Bhd.	8,389,000	1,806,735
#	Malayan Banking Bhd.	7,849,450	21,920,597
	Malayan Cement Bhd.	188,800	330,617

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Malayan Flour Mills Bhd.	4,448,900	$628,925
#	Malaysia Smelting Corp. Bhd.	2,226,200	1,034,063
#	Malaysian Pacific Industries Bhd.	461,625	4,274,378
#	Malaysian Resources Corp. Bhd.	12,506,257	1,121,066
#	Matrix Concepts Holdings Bhd.	9,406,357	3,203,597
#	Maxis Bhd.	4,550,215	4,004,822
#	MBM Resources Bhd.	905,810	1,159,665
#	MBSB Bhd.	13,871,667	2,396,866
	Mega First Corp. Bhd.	3,697,000	2,888,313
	Mi Technovation Bhd.	642,500	539,492
	MISC Bhd.	2,304,360	4,861,788
	MKH Bhd.	2,772,375	642,774
#	MKH Oil Palm East Kalimantan Bhd.	222,984	34,245
#	MNRB Holdings Bhd.	3,755,754	2,350,052
#Ω	Mr. DIY Group M Bhd.	6,347,200	2,673,233
#	Muhibbah Engineering M Bhd.	2,589,350	352,532
#	Nestle Malaysia Bhd.	75,700	2,068,692
*	NEXG Bhd.	725,100	54,092
††	Nylex Malaysia Bhd.	20,250	229
#	OCK Group Bhd.	3,432,900	337,659
#	Oriental Holdings Bhd.	1,111,240	2,020,008
#	OSK Holdings Bhd.	11,428,450	5,190,016
#	PA Resources Bhd.	1,808,900	63,868
#	Padini Holdings Bhd.	3,537,000	1,309,759
	Panasonic Manufacturing Malaysia Bhd.	48,900	88,704
#	Pantech Group Holdings Bhd.	3,214,931	526,863
#	Paramount Corp. Bhd.	1,811,775	461,597
	PBA Holdings Bhd.	116,800	53,888
#	Pecca Group Bhd.	1,237,300	461,517
#	Perak Transit Bhd.	5,524,799	341,290
#	Petron Malaysia Refining & Marketing Bhd.	564,900	628,102
	Petronas Chemicals Group Bhd.	3,524,100	5,259,825
#	Petronas Dagangan Bhd.	677,900	3,452,725
#	Petronas Gas Bhd.	1,182,308	5,301,580
*	Pharmaniaga Bhd.	858,400	53,058
	Power Root Bhd.	347,300	102,258
		Shares	Value»
MALAYSIA — (Continued)
	PPB Group Bhd.	1,526,040	$4,430,398
	Press Metal Aluminium Holdings Bhd.	6,437,360	13,989,794
	Public Bank Bhd.	25,096,455	29,593,375
	QES Group Bhd.	386,100	42,103
#	QL Resources Bhd.	5,279,995	5,052,637
#*	Ranhill Utilities Bhd.	2,267,658	1,041,042
#	RCE Capital Bhd.	2,532,100	728,064
	REDtone Digital Bhd.	630,700	53,369
	RGB International Bhd.	3,983,400	220,845
	RHB Bank Bhd.	5,531,358	11,341,919
#	Sam Engineering & Equipment M Bhd.	754,500	744,771
#	Sarawak Oil Palms Bhd.	2,352,037	2,691,426
#	Scientex Bhd.	4,615,184	4,396,603
	SD Guthrie Bhd.	5,308,361	8,287,460
#	Shangri-La Hotels Malaysia Bhd.	253,500	111,757
	Sime Darby Bhd.	11,328,987	6,174,639
#	Sime Darby Property Bhd.	11,876,887	4,251,318
	SKP Resources Bhd.	7,020,325	708,331
#*	Solarvest Holdings Bhd.	1,778,000	1,219,725
#	Southern Cable Group Bhd.	849,200	405,556
#	SP Setia Bhd. Group	8,887,059	2,334,107
#	Sports Toto Bhd.	3,684,773	1,255,628
#	Sunway Bhd.	2,113,590	2,862,291
#	Sunway Construction Group Bhd.	1,637,319	2,823,242
*	Sunway Healthcare Holdings Bhd., Class B	211,358	100,583
#*	Supermax Corp. Bhd.	5,662,339	449,681
	Suria Capital Holdings Bhd.	413,380	134,372
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,785,675	2,331,496
#	Ta Ann Holdings Bhd.	2,019,023	2,761,500
#	Taliworks Corp. Bhd.	2,377,766	269,212
	Telekom Malaysia Bhd.	2,458,828	4,636,695
	Tenaga Nasional Bhd.	3,542,681	12,983,908
#	Teo Seng Capital Bhd.	307,500	69,015
	Thong Guan Industries Bhd.	1,243,800	502,522
#	TIME dotCom Bhd.	4,110,480	6,253,678
#	Top Glove Corp. Bhd.	16,462,760	3,006,461

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Tropicana Corp. Bhd.	5,039,732	$1,540,699
#*	TSH Resources Bhd.	3,242,150	1,071,013
#	Uchi Technologies Bhd.	1,721,940	1,215,975
#	UEM Sunrise Bhd.	8,559,945	1,396,986
	Unisem M Bhd.	1,039,400	880,324
	United Malacca Bhd.	226,150	336,845
	United Plantations Bhd.	714,900	5,714,822
#	UOA Development Bhd.	8,622,500	3,902,479
#*	Uzma Bhd.	797,533	90,783
*	Vantris Energy Bhd.	2,037,609	189,674
#	Velesto Energy Bhd.	29,005,192	2,482,177
#	ViTrox Corp. Bhd.	881,000	1,211,477
#	VS Industry Bhd.	15,685,952	833,628
#	Wasco Bhd.	1,521,100	426,115
#*	WCT Holdings Bhd.	6,586,040	789,240
#	Wellcall Holdings Bhd.	2,974,850	922,323
#	Westports Holdings Bhd.	3,145,736	4,518,747
#	Yinson Holdings Bhd.	7,188,385	3,882,249
#	YTL Corp. Bhd.	14,976,593	7,713,275
#	YTL Power International Bhd.	4,073,263	3,924,338
#	Zetrix Ai Bhd.	21,209,221	4,392,351
TOTAL MALAYSIA			493,991,473
MEXICO — (2.0%)
#*	Alpek SAB de CV	13,465,028	9,635,221
#	Alsea SAB de CV	3,134,024	9,241,410
	America Movil SAB de CV (2228390D US), ADR	2,684,908	71,418,552
#	Arca Continental SAB de CV	1,002,705	12,053,583
#*	Axtel SAB de CV	8,473,184	1,324,200
Ω	Banco del Bajio SA	5,324,717	16,755,857
#	Becle SAB de CV	866,993	702,290
	Bolsa Mexicana de Valores SAB de CV	2,864,652	6,444,791
	Cemex SAB de CV (CEMEXCPO MM)	1,651,158	2,028,443
	Cemex SAB de CV (CX US), Sponsored ADR	3,600,262	44,283,225
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	81,220	8,250,328
		Shares	Value»
MEXICO — (Continued)
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	338,569	$3,429,590
	Consorcio ARA SAB de CV	8,643,162	2,290,857
*	Controladora AXTEL SAB de CV	27,388,079	1,310,727
*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	270,308	2,002,982
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,040,862	777,585
	Corp. Actinver SAB de CV	61,598	79,340
#	Corp. Inmobiliaria Vesta SAB de CV	3,245,004	11,580,476
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	522,460
	Corp. Moctezuma SAB de CV	213,875	997,475
#	Corporativo Fragua SAB de CV	2,566	72,271
	Cydsa SAB de CV	6,129	10,526
*	Dine SAB de CV	7,300	9,196
#	El Puerto de Liverpool SAB de CV, Class C1	526,038	3,108,920
#*††	Empresas ICA SAB de CV	4,691,828	0
	Financiera Independencia SAB de CV SOFOM ENR	122,895	58,463
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	534,206	6,309,799
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	59,651	7,053,134
#	GCC SAB de CV	1,071,304	12,635,359
#	Genomma Lab Internacional SAB de CV, Class B	4,356,218	4,097,241
	Gentera SAB de CV	9,230,595	24,122,086

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Gruma SAB de CV, Class B	913,433	$15,880,039
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	19,559,030
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	979,586	24,670,639
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	27,293	6,874,288
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	6,331	1,936,273
#	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	366,862	11,155,495
#	Grupo Bimbo SAB de CV	3,524,947	11,982,217
#	Grupo Carso SAB de CV	1,821,610	13,903,613
#	Grupo Comercial Chedraui SA de CV	2,352,559	13,765,066
	Grupo Financiero Banorte SAB de CV, Class O	5,816,080	63,383,064
#	Grupo Financiero Inbursa SAB de CV, Class O	5,212,791	12,831,669
	Grupo Gigante SAB de CV	41,000	75,224
	Grupo Herdez SAB de CV	1,704,446	6,498,331
*	Grupo Hotelero Santa Fe SAB de CV	306,056	87,602
*	Grupo Industrial Saltillo SAB de CV	320,237	229,153
	Grupo Mexico SAB de CV	7,179,757	78,708,731
*	Grupo Nutrisa SAB de CV	1,704,446	383,460
*	Grupo Pochteca SAB de CV	386,111	138,366
#	Grupo Rotoplas SAB de CV	714,409	524,299
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	5,555	164,817
#*	Grupo Simec SAB de CV (SIMECB MM)	1,299,357	12,347,183
		Shares	Value»
MEXICO — (Continued)
	Grupo Televisa SAB (TLEVICPO MM)	2,826,113	$1,612,980
	Grupo Televisa SAB (TV US), Sponsored ADR	1,868,388	5,324,906
#*Ω	Grupo Traxion SAB de CV	611,596	364,468
*	Industrias CH SAB de CV	1,703,905	15,412,057
*	Industrias Penoles SAB de CV	655,155	33,229,375
	Kimberly-Clark de Mexico SAB de CV, Class A	5,839,206	13,186,975
	KUO SAB de CV	271,325	900,715
	La Comer SAB de CV	5,030,347	11,363,168
	Megacable Holdings SAB de CV	5,084,473	17,880,137
*	Minera Frisco SAB de CV, Class A1	5,848,090	3,163,663
*Ω	Nemak SAB de CV	15,217,768	2,874,811
*	Ollamani SAB	136,867	603,301
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	76,662	72,938
*	Orbia Advance Corp. SAB de CV	5,555,523	6,624,584
	Organizacion Cultiba SAB de CV	194,351	144,302
	Organizacion Soriana SAB de CV, Class B	3,346,930	6,418,534
*	Promotora de Hoteles Norte 19 SAB de CV	2,213,204	772,851
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	1,230,572	19,483,734
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	30,873	353,471
#	Qualitas Controladora SAB de CV	977,054	9,770,260
	Regional SAB de CV	2,085,019	17,505,160
	Sigma Foods SAB de CV	31,592,286	30,021,579
#*	Sitios Latinoamerica SAB de CV	1,494,235	460,199

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Vista Energy SAB de CV (VIST US), ADR	67,859	$5,043,281
*	Vitro SAB de CV	422,624	135,967
	Wal-Mart de Mexico SAB de CV	5,943,264	18,790,765
TOTAL MEXICO			779,219,127
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	422,974
	Cia de Minas Buenaventura SAA, ADR	156,351	5,095,479
	Credicorp Ltd.	85,124	27,594,647
	Intercorp Financial Services, Inc.	9,334	416,110
TOTAL PERU			33,529,210
PHILIPPINES — (0.4%)
	A Soriano Corp.	818,000	202,412
	Aboitiz Equity Ventures, Inc.	3,324,490	1,572,953
	Aboitiz Power Corp.	3,679,000	2,723,677
	ACEN Corp.	20,713,967	958,718
*††	ACR Mining Corp.	11,905	0
	Alliance Global Group, Inc.	21,322,694	2,966,121
	Apex Mining Co., Inc.	15,588,000	4,154,231
*	Atlas Consolidated Mining & Development Corp.	4,306,100	529,790
	Ayala Corp.	376,380	2,861,779
	Ayala Land, Inc.	7,824,970	1,925,325
*	AyalaLand Logistics Holdings Corp.	4,662,200	86,602
	Bank of the Philippine Islands	3,669,916	5,343,168
	BDO Unibank, Inc.	6,647,149	12,429,864
	Belle Corp.	27,703,700	585,966
*	Bloomberry Resorts Corp.	18,225,800	594,609
*	Cebu Air, Inc.	1,847,740	982,362
	Century Pacific Food, Inc.	6,069,150	2,819,698
	China Banking Corp.	2,571,800	2,516,859
	COL Financial Group, Inc.	1,671,250	37,115
	Converge Information & Communications Technology Solutions, Inc.	10,209,600	2,111,398
	Cosco Capital, Inc.	15,392,100	1,679,509
		Shares	Value»
PHILIPPINES — (Continued)
	D&L Industries, Inc.	12,314,300	$716,103
	DigiPlus Interactive Corp.	912,760	201,831
*	DITO CME Holdings Corp.	18,594,900	302,109
	DMCI Holdings, Inc.	25,283,600	3,937,349
*	DoubleDragon Corp.	4,336,690	677,769
	East West Banking Corp.	5,695,950	1,302,709
	Emperador, Inc.	3,708,300	918,564
	Filinvest Land, Inc.	66,853,446	825,057
	First Philippine Holdings Corp.	2,587,130	3,388,627
	Ginebra San Miguel, Inc.	20,830	93,725
*	Global Ferronickel Holdings, Inc.	16,720,756	569,332
	Globe Telecom, Inc.	98,744	2,648,591
	GT Capital Holdings, Inc.	433,452	3,333,916
	International Container Terminal Services, Inc.	2,174,422	25,200,812
	JG Summit Holdings, Inc.	3,819,976	1,686,505
	Jollibee Foods Corp.	1,290,777	3,339,409
	Keepers Holdings, Inc.	894,000	27,062
	LT Group, Inc.	12,371,000	3,019,217
	MacroAsia Corp.	304,396	21,901
	Manila Electric Co.	440,670	4,675,854
	Manila Water Co., Inc.	9,410,200	6,742,533
	Megaworld Corp.	50,784,300	1,715,334
	Metropolitan Bank & Trust Co.	5,602,829	6,109,943
Ω	Monde Nissin Corp.	1,295,700	143,375
	Nickel Asia Corp.	26,350,540	2,155,618
	OceanaGold Philippines, Inc.	18,100	9,866
	Petron Corp.	22,019,000	1,051,943
	Philcomsat Holdings Corp.	410,332	800,974
	Philex Mining Corp.	7,539,850	1,157,465
	Philippine National Bank	2,711,566	2,533,389
	Philippine Seven Corp.	308,410	169,840
	Philippine Stock Exchange, Inc.	84,552	300,869
*††	Philtown Properties, Inc.	16,675	0
*††	Phoenix Petroleum Philippines, Inc.	2,516,870	31,934

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	PLDT, Inc. (PHI US), Sponsored ADR	109,797	$2,222,291
	PLDT, Inc. (TEL PM)	70,435	1,436,954
	Puregold Price Club, Inc.	6,567,680	4,595,224
*	PXP Energy Corp.	363,200	19,485
	RFM Corp.	6,096,300	548,736
	Rizal Commercial Banking Corp.	2,919,464	1,092,323
	Robinsons Land Corp.	16,151,718	4,565,516
	Robinsons Retail Holdings, Inc.	1,744,120	1,340,108
	San Miguel Corp.	3,231,500	3,779,649
	Security Bank Corp.	1,964,558	2,076,947
	Semirara Mining & Power Corp.	4,759,000	2,014,168
	Shakey's Pizza Asia Ventures, Inc.	366,600	36,486
*	Shell Pilipinas Corp.	1,919,540	275,147
	SM Investments Corp.	129,630	1,278,247
	SM Prime Holdings, Inc.	8,148,290	2,521,482
	SSI Group, Inc.	302,000	11,750
	STI Education Systems Holdings, Inc.	1,430,000	31,728
	Synergy Grid & Development Phils, Inc.	3,265,300	1,212,855
*	Top Frontier Investment Holdings, Inc.	155,417	129,643
	Union Bank of the Philippines	3,688,942	1,568,472
	Universal Robina Corp.	2,552,830	2,535,940
	Vista Land & Lifescapes, Inc.	54,816,800	890,485
	Vistamalls, Inc.	83,800	1,431
	Wilcon Depot, Inc.	6,753,100	682,031
TOTAL PHILIPPINES			161,758,779
POLAND — (1.2%)
#*	11 bit studios SA	5,440	240,305
	AB SA	12,315	428,700
#*	Action SA	39,093	323,548
	Agora SA	261,596	614,588
	Alior Bank SA	760,657	25,981,569
*Ω	Allegro.eu SA	710,187	5,848,345
#	Amica SA	21,786	318,464
#	AmRest Holdings SE	333,086	1,026,039
		Shares	Value»
POLAND — (Continued)
	Apator SA	81,089	$571,290
*	Arctic Paper SA	132,265	240,832
	ASBISc Enterprises PLC	298,919	5,296,302
#	Asseco Poland SA	259,373	13,083,770
	Asseco South Eastern Europe SA	18,660	311,385
#	Auto Partner SA	284,788	1,687,929
	Bank Handlowy w Warszawie SA	148,074	4,667,002
*	Bank Millennium SA	2,463,721	12,150,861
#*	Bank Ochrony Srodowiska SA	121,413	338,386
	Bank Polska Kasa Opieki SA	499,709	31,281,019
#*	Benefit Systems SA	6,627	7,316,370
#*	Bioton SA	193,900	223,139
	BNPP Bank Polska SA	6,001	245,166
	Boryszew SA	1,581,311	2,152,930
#	Budimex SA	66,681	12,122,818
	CD Projekt SA	39,699	3,024,652
#*	Celon Pharma SA	49,619	290,983
#*	CI Games SA	878,942	768,717
#*	Cognor Holding SA	694,916	977,630
#	Creepy Jar SA	571	92,643
#	Cyber Folks SA	27,075	1,351,734
#*	Cyfrowy Polsat SA	807,987	3,351,289
#*	Datawalk SA	6,394	223,631
	Develia SA	1,542,014	4,475,185
*Ω	Dino Polska SA	803,000	7,108,556
#	Dom Development SA	42,278	3,016,138
	Echo Investment SA	23,210	32,999
#	Elektrotim SA	13,428	213,268
*	Enea SA	1,952,144	11,889,984
#*	Eurocash SA	473,017	688,203
*	Fabryki Mebli Forte SA	103,961	572,714
	Ferro SA	1,212	9,561
*	Globe Trade Centre SA	254,305	189,074
#*	Grupa Azoty SA	344,548	1,740,845
	Grupa Kety SA	64,686	19,756,555
	Grupa Pracuj SA	12,845	157,220
#*Ω	HUUUGE, Inc.	54,283	336,938
#	ING Bank Slaski SA	86,700	9,417,295
#	Inter Cars SA	33,932	6,925,570
#*	Jastrzebska Spolka Weglowa SA	509,571	3,989,145
*	KGHM Polska Miedz SA	274,449	23,053,698
#	KRUK SA	94,192	11,341,832
#	LPP SA	2,841	17,177,863
#*	Lubawa SA	24,192	54,021

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	Lubelski Wegiel Bogdanka SA	84,050	$586,972
*	mBank SA	31,664	10,007,132
#*	Medicalgorithmics SA	8,247	60,085
#	Mirbud SA	502,567	1,533,667
#	Mo-BRUK SA	15,593	1,527,851
#*	Modivo SA	145,045	3,184,115
#*	Mostostal Zabrze SA	98,925	179,805
	Murapol SA	1,293	14,857
	Neuca SA	6,917	1,357,278
	Newag SA	4,894	150,786
	Onde SA	5,966	14,985
	Orange Polska SA	2,234,038	9,169,599
	ORLEN SA	1,830,608	67,279,523
#	Pepco Group NV	326,939	2,915,803
*	PGE Polska Grupa Energetyczna SA	3,370,115	9,912,257
#*	PKP Cargo SA	210,699	833,037
#	PlayWay SA	5,249	353,084
#*	Polimex-Mostostal SA	502,885	1,110,042
	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	25,992,483
	Powszechny Zaklad Ubezpieczen SA	1,352,731	23,798,422
#	Rainbow Tours SA	9,205	339,764
#*	Ryvu Therapeutics SA	3,875	25,716
	Santander Bank Polska SA	53,494	9,115,791
#*	Selvita SA	15,027	145,805
#	Stalexport Autostrady SA	1,027,249	803,496
#*	Syn2bio SA	34,500	276,015
	Synektik SA	34,500	2,740,798
*	Tauron Polska Energia SA	7,238,261	18,915,053
#	TEN Square Games SA	8,781	260,156
#	Text SA	64,197	690,259
	Torpol SA	55,667	1,103,588
*	Toya SA	25,778	67,345
	Unimot SA	12,347	535,217
#	Votum SA	23,936	328,410
	Voxel SA	3,684	101,678
*	VRG SA	1,259,078	1,828,913
#	Warsaw Stock Exchange	119,636	2,481,007
	Wawel SA	149	32,105
#	Wirtualna Polska Holding SA	29,064	464,840
Ω	XTB SA	428,609	12,067,843
*	Zabka Group SA	16,417	104,826
		Shares	Value»
POLAND — (Continued)
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	15,896	$326,340
*	Zespol Elektrowni Patnow Adamow Konin SA	92,306	467,535
TOTAL POLAND			471,902,983
QATAR — (0.6%)
	Aamal Co.	11,608,411	2,474,434
	Ahli Bank QSC	11,715	12,058
	Al Khaleej Takaful Group QSC	1,639,835	1,145,403
	Al Meera Consumer Goods Co. QSC	596,686	2,221,753
	Al Rayan Bank	11,192,889	6,657,008
	Alijarah Holding Co. QPSC	2,630,438	475,598
*	Baladna	7,568,635	2,688,005
	Barwa Real Estate Co.	9,808,496	6,354,135
	Commercial Bank PSQC	5,823,246	6,886,359
*	Dlala Brokerage & Investments Holding Co. QSC	229,851	72,153
	Doha Bank QPSC	13,816,611	10,241,342
	Doha Insurance Co. QSC	769,524	623,392
	Dukhan Bank	162,684	155,009
*	Estithmar Holding QPSC	6,542,221	7,093,437
	Gulf International Services QSC	8,961,000	5,112,038
	Gulf Warehousing Co.	2,572,223	1,548,256
	Industries Qatar QSC	696,023	2,285,585
	Lesha Bank LLC	7,155,711	3,804,727
	Mannai Corp. QSC	969,758	1,379,400
*	Mazaya Real Estate Development QPSC	4,526,686	709,042
	Medicare Group	1,427,251	2,160,810
	Meeza QSTP LLC	135,387	120,438
	Mesaieed Petrochemical Holding Co.	8,196,845	2,670,650
	Nebras Energy	1,164,072	4,681,699
	Ooredoo QPSC	3,111,870	11,718,958
	Qatar Aluminum Manufacturing Co.	14,338,650	6,372,662
	Qatar Fuel QSC	998,858	3,931,202

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Gas Transport Co. Ltd.	10,021,983	$11,788,511
	Qatar Industrial Manufacturing Co. QSC	1,015,323	623,878
	Qatar Insurance Co. SAQ	3,710,184	2,336,007
	Qatar International Islamic Bank QSC	2,041,702	6,343,576
	Qatar Islamic Bank QPSC	1,665,417	10,171,347
	Qatar Islamic Insurance Group	307,190	715,252
	Qatar National Bank QPSC	13,091,829	62,342,175
	Qatar National Cement Co. QSC	1,525,481	1,176,600
	Qatar Navigation QSC	2,477,568	7,005,365
	QLM Life & Medical Insurance Co. WLL	249,576	153,449
	Salam International Investment Ltd. QSC	7,736,721	1,653,542
	United Development Co. QSC	10,960,808	2,562,014
	Vodafone Qatar PQSC	17,306,239	12,669,764
*	Widam Food Co.	629,827	263,892
	Zad Holding Co.	105,881	426,647
TOTAL QATAR			213,827,572
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	4,286,740	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	226,212	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	PhosAgro PJSC	1,846	0
*††	Polyus PJSC (PLZL LI), GDR	30,972	0
*††	RusHydro PJSC (HYDR LI), ADR	4,493,667	0
*††	RusHydro PJSC (RSHYY US), ADR	556	0
		Shares	Value»
RUSSIA — (Continued)
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	3,144,384	$0
*††	Severstal PAO (SVJTY US), GDR	1,124	0
*††	Severstal PAO (SVST LI), GDR	284,906	0
*††	VTB Bank PJSC (VTBR LI), GDR	7,638,337	0
SAUDI ARABIA — (2.5%)
	Abdullah Al Othaim Markets Co.	2,556,750	4,190,218
*	ACWA Power Co.	110,661	4,976,416
	Ades Holding Co.	808,326	4,247,052
*	Advanced Building Industries Co.	27,450	290,516
*	Advanced Petrochemical Co.	609,237	4,502,191
*	AFG International Co.	219,276	944,076
	Al Babtain Power & Telecommunication Co.	369,351	6,572,685
*	Al Gassim Investment Holding Co.	33,375	117,420
	Al Hammadi Holding	453,344	3,188,172
	Al Hassan Ghazi Ibrahim Shaker Co.	269,014	1,140,394
	Al Jouf Agricultural Development Co.	119,568	1,543,040
*	Al Jouf Cement Co.	347,325	465,485
*	Al Khaleej Training & Education Co.	198,987	876,654
	Al Masane Al Kobra Mining Co.	5,010	109,041
	Al Rajhi Bank	5,824,539	106,786,696
	Al Taiseer Group TALCO Industrial Co.	8,597	80,498
*	Al Yamamah Steel Industries Co.	238,552	2,672,193
	Alamar Foods	58,106	710,178
	Alandalus Property Co.	298,390	1,190,851
	Alaseel Co.	1,188,261	1,181,834
	Al-Dawaa Medical Services Co.	61,812	771,311
	Aldrees Petroleum & Transport Services Co.	311,860	10,001,100
	Al-Etihad Cooperative Insurance Co.	196,166	321,005
	Alinma Bank	3,534,592	22,964,415

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	AlJazira Takaful Ta'awuni Co.	189,127	$574,372
	AlKhorayef Water & Power Technologies Co.	77,423	2,607,345
*	Allianz Saudi Fransi Cooperative Insurance Co.	208,912	496,667
	Almarai Co. JSC	1,680,965	18,593,022
	Almawarid Manpower Co.	37,016	844,886
	Almunajem Foods Co.	2,942	42,972
	AlSaif Stores For Development & Investment Co.	8,947	15,853
	Alujain Corp.	217,127	1,746,159
*	Amlak International Finance Co.	166,648	469,387
*	Anaam International Holding Group Co.	18,603	55,514
	Arab National Bank	1,740,957	10,022,979
*	Arabia Insurance Cooperative Co.	57,723	127,349
	Arabian Cement Co.	370,737	2,344,926
Ω	Arabian Centres Co.	895,297	4,197,488
	Arabian Drilling Co.	185,329	4,498,756
	Arabian Internet & Communications Services Co.	89,803	5,330,343
	Arabian Pipes Co.	688,451	1,334,788
*	Arabian Shield Cooperative Insurance Co.	210,354	625,869
	Arriyadh Development Co.	775,674	3,744,866
*	ARTEX Industrial Investment Co.	236,592	650,296
*	Ash-Sharqiyah Development Co.	15,451	51,749
	Astra Industrial Group Co.	225,509	8,495,278
	Ataa Educational Co.	44,663	671,121
*	BAAN Holding Group Co.	692,976	360,890
	Banan Real Estate Co.	40,982	37,220
	Bank AlBilad	2,177,037	14,590,229
	Bank Al-Jazira	3,419,430	10,724,379
	Banque Saudi Fransi	1,848,474	9,533,471
	Basic Chemical Industries Ltd.	90,729	625,972
*	Bawan Co.	314,422	3,672,624
		Shares	Value»
SAUDI ARABIA — (Continued)
	BinDawood Holding Co.	1,329,582	$1,862,070
	Bupa Arabia for Cooperative Insurance Co.	226,241	11,034,743
	Catrion Catering Holding Co.	263,332	4,950,424
*	Chubb Arabia Cooperative Insurance Co.	134,441	669,051
	City Cement Co.	519,091	1,730,187
	Co. for Cooperative Insurance	235,191	8,186,722
	Dallah Healthcare Co.	138,906	4,616,142
*	Dar Al Arkan Real Estate Development Co.	3,079,242	14,575,085
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	10,571	102,694
	Dr. Sulaiman Al Habib Medical Services Group Co.	225,018	14,569,140
	East Pipes Integrated Co. for Industry	73,651	3,898,519
	Eastern Province Cement Co.	358,776	2,243,431
	Electrical Industries Co.	4,756,622	23,104,420
	Elm Co.	29,232	4,577,705
*	Emaar Economic City	1,394,443	4,119,205
	Etihad Etisalat Co.	2,662,404	46,226,762
	Etihad GO Telecom Co.	27,628	711,825
	First Milling Co.	33,215	484,199
	Fitaihi Holding Group	977,114	692,476
	Gulf Insurance Group	170,177	1,135,168
*	Gulf Union Cooperative Insurance Co.	146,071	434,352
*	Halwani Brothers Co.	6,776	57,407
*	Herfy Food Services Co.	154,042	616,283
*	Jabal Omar Development Co.	114,228	483,227
	Jamjoom Pharmaceuticals Factory Co.	45,542	1,890,149
	Jarir Marketing Co.	2,220,826	8,918,205
*	Jazan Development & Investment Co.	107,290	249,164
*	L'Azurde Co. for Jewelry	212,751	643,435

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Leejam Sports Co. JSC	162,651	$3,461,638
*	Liva Insurance Co.	6,804	18,483
*	Lumi Rental Co.	90,118	944,921
	Maharah Human Resources Co.	390,101	628,032
*	Malath Cooperative Insurance Co.	85,314	203,507
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	366,770	1,363,931
*	Methanol Chemicals Co.	214,553	507,422
	Middle East Healthcare Co.	345,499	3,409,446
*	Middle East Paper Co.	327,456	1,529,922
	Middle East Pharmaceutical Co.	8,527	233,282
	Middle East Specialized Cables Co.	170,077	1,423,348
	Mobile Telecommunications Co. Saudi Arabia	5,229,712	16,379,649
	Modern Mills Co.	7,476	56,818
	Mouwasat Medical Services Co.	279,823	5,083,762
	Nahdi Medical Co.	119,543	3,355,556
*	Najran Cement Co.	532,933	860,380
*	Nama Chemicals Co.	22,181	110,831
*	National Agriculture Development Co.	1,099,434	4,708,133
	National Co. for Glass Industries	135,051	1,370,499
	National Co. for Learning & Education	61,710	1,940,146
	National Gas & Industrialization Co.	40,948	895,124
*	National Gypsum	81,221	323,326
*	National Industrialization Co.	2,106,118	5,886,957
	National Medical Care Co.	97,572	3,090,091
*	National Metal Manufacturing & Casting Co.	29,729	99,341
	Nayifat Finance Co.	297,237	801,347
	Northern Region Cement Co.	647,914	1,217,209
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Perfect Presentation For Commercial Services Co.	395,583	$741,319
	Power & Water Utility Co. for Jubail & Yanbu	190,996	1,738,253
	Qassim Cement Co.	329,312	3,825,101
*	Rabigh Refining & Petrochemical Co.	1,573,705	6,222,282
*	Rasan Information Technology Co.	43,194	1,629,025
*	Red Sea International Co.	39,838	261,481
	Retal Urban Development Co.	1,157,360	4,587,041
	Riyad Bank	4,788,409	26,517,313
	Riyadh Cables Group Co.	114,851	4,053,756
	Riyadh Cement Co.	227,185	1,453,476
	SABIC Agri-Nutrients Co.	717,769	27,910,406
	Sahara International Petrochemical Co.	1,313,196	5,629,693
	SAL Saudi Logistics Services	66,564	2,929,553
*	Saudi Arabian Amiantit Co.	186,593	773,087
*	Saudi Arabian Mining Co.	1,459,948	25,602,601
Ω	Saudi Arabian Oil Co.	8,279,408	61,410,156
	Saudi Aramco Base Oil Co.	163,028	5,500,476
*	Saudi Automotive Services Co.	283,754	3,857,232
	Saudi Awwal Bank	2,391,467	21,753,348
	Saudi Basic Industries Corp.	848,819	13,871,899
	Saudi Cement Co.	570,654	5,189,168
	Saudi Ceramic Co.	483,377	3,982,211
	Saudi Chemical Co. Holding	2,763,409	6,197,610
	Saudi Co. For Hardware CJSC	17,682	117,029
*	Saudi Darb Investment Co.	288,474	167,905
	Saudi Energy Co.	1,215,774	5,766,095
	Saudi Ground Services Co.	97,180	823,871
	Saudi Industrial Investment Group	997,803	3,716,993
	Saudi Investment Bank	1,576,654	5,572,346

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Kayan Petrochemical Co.	4,973,977	$7,963,335
	Saudi Manpower Solutions Co.	83,885	125,292
*	Saudi Marketing Co.	140,934	491,888
	Saudi National Bank	4,959,856	52,000,871
*	Saudi Paper Manufacturing Co.	126,327	1,959,557
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	293,860	2,465,424
*	Saudi Printing & Packaging Co.	54,281	112,504
*	Saudi Public Transport Co.	529,797	1,611,004
*	Saudi Real Estate Co.	873,373	3,217,056
*	Saudi Reinsurance Co.	588,029	4,164,143
*	Saudi Research & Media Group	182,352	3,743,690
	Saudi Steel Pipe Co.	149,098	2,294,032
	Saudi Tadawul Group Holding Co.	25,694	908,934
	Saudi Telecom Co.	6,083,659	70,710,317
	Saudia Dairy & Foodstuff Co.	87,066	4,792,795
*	Savola Group	791,096	5,714,697
	Scientific & Medical Equipment House Co.	71,999	592,366
*	Seera Group Holding	1,283,978	7,339,750
*	Shams	145,491	621,380
*	SHL Finance Co.	121,129	511,795
*	Sinad Holding Co.	513,390	1,193,952
	Southern Province Cement Co.	372,290	2,095,360
	Sumou Real Estate Co.	16,915	136,129
	Sustained Infrastructure Holding Co.	409,179	3,783,608
	Tabuk Cement Co.	291,642	622,494
*	Takween Advanced Industries Co.	184,029	258,139
	Tanmiah Food Co.	62,507	1,088,861
	Theeb Rent A Car Co.	300,986	2,307,057
*	Umm Al-Qura Cement Co.	278,283	1,054,968
	United Electronics Co.	268,590	5,780,730
	United International Transportation Co.	517,111	5,739,391
		Shares	Value»
SAUDI ARABIA — (Continued)
	United Wire Factories Co.	72,535	$337,025
*	Wafrah for Industry & Development	36,150	212,391
*	Walaa Cooperative Insurance Co.	358,940	929,541
*	Wataniya Insurance Co.	125,367	453,210
	Yamama Cement Co.	795,912	5,640,080
	Yanbu Cement Co.	552,214	2,236,340
	Yanbu National Petrochemical Co.	344,568	3,379,860
	Zahrat Al Waha For Trading Co.	320,722	223,197
TOTAL SAUDI ARABIA			970,229,391
SOUTH AFRICA — (3.0%)
#	Absa Group Ltd.	2,977,304	41,745,108
	Advtech Ltd.	4,509,029	11,562,018
	AECI Ltd.	849,910	5,629,468
	African Rainbow Minerals Ltd.	846,517	11,334,474
#	Afrimat Ltd.	554,364	1,081,885
	Alexander Forbes Group Holdings Ltd.	1,411,338	637,032
	Altron Ltd., Class A	437,229	593,076
	Anglogold Ashanti PLC (ANG SJ)	12,591	1,170,071
	Anglogold Ashanti PLC (AU US)	501,755	47,029,496
	Aspen Pharmacare Holdings Ltd.	949,279	7,884,208
	Astral Foods Ltd.	338,117	4,973,948
	AVI Ltd.	2,512,648	15,002,387
	Bid Corp. Ltd.	647,282	15,898,725
	Bidvest Group Ltd.	1,135,480	15,956,408
#	Blu Label Unlimited Group Ltd.	3,793,706	2,015,697
*	Brait PLC	14,107,144	1,866,076
	Capitec Bank Holdings Ltd.	111,645	28,982,989
	Cashbuild Ltd.	138,478	1,075,863
	Caxton & CTP Publishers & Printers Ltd.	47,312	36,743
	City Lodge Hotels Ltd.	1,661,297	426,384
	Clicks Group Ltd.	972,762	15,443,124
	Coronation Fund Managers Ltd.	1,444,004	3,848,292
	DataTec Ltd.	3,953,563	17,031,255

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#Ω	Dis-Chem Pharmacies Ltd.	2,495,941	$5,454,844
	Discovery Ltd.	1,323,431	20,598,163
	DRDGOLD Ltd. (DRD SJ)	1,480,774	3,999,123
	DRDGOLD Ltd. (DRD US), Sponsored ADR	60,337	1,638,753
*	EPE Capital Partners Ltd.	16,351	6,683
#	Exxaro Resources Ltd.	1,299,073	17,147,026
	Famous Brands Ltd.	462,837	1,481,559
	FirstRand Ltd.	9,473,227	50,227,795
	Fortress Real Estate Investments Ltd., Class B	133,951	195,740
	Foschini Group Ltd.	2,806,812	11,800,838
#	Gold Fields Ltd. (GFI US), Sponsored ADR	1,894,640	80,484,307
	Grindrod Ltd.	4,643,310	6,269,827
	Harmony Gold Mining Co. Ltd. (HAR SJ)	523,877	8,258,466
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	2,360,836	37,230,384
	Hudaco Industries Ltd.	251,026	2,913,948
	Impala Platinum Holdings Ltd.	2,500,788	35,053,654
	Investec Ltd.	1,112,953	9,279,450
*	iOCO Ltd.	330,362	83,978
	Italtile Ltd.	1,042,431	566,654
#	JSE Ltd.	517,839	4,906,304
*	KAP Ltd.	15,936,539	2,320,406
	Kumba Iron Ore Ltd.	260,478	4,885,668
	Lewis Group Ltd.	997,711	5,102,378
	Life Healthcare Group Holdings Ltd.	8,309,700	6,194,684
	Merafe Resources Ltd.	7,394,591	509,893
*	Metair Investments Ltd.	1,692,660	522,293
	Momentum Group Ltd.	12,938,196	29,406,368
	Motus Holdings Ltd.	1,550,752	10,375,196
	Mpact Ltd.	1,397,429	1,815,651
	Mr. Price Group Ltd.	1,644,895	15,436,208
	MTN Group Ltd.	6,440,904	81,078,613
*	Nampak Ltd.	2,816	83,415
	Naspers Ltd., Class N	500,785	27,117,456
	Nedbank Group Ltd.	1,649,580	26,337,907
	NEPI Rockcastle NV	1,494,023	12,671,544
		Shares	Value»
SOUTH AFRICA — (Continued)
	Netcare Ltd.	9,623,459	$9,981,338
	Ninety One Ltd.	1,469,152	4,117,944
	Northam Platinum Holdings Ltd.	1,081,855	20,859,570
#*	Nutun Ltd.	2,943,568	193,344
	Oceana Group Ltd.	658,146	2,209,286
	Old Mutual Ltd. (OMU SJ)	24,219,207	19,801,394
	Omnia Holdings Ltd.	1,429,073	8,291,040
	OUTsurance Group Ltd.	2,106,595	8,956,220
Ω	Pepkor Holdings Ltd.	10,731,652	14,177,886
*	Pick n Pay Stores Ltd.	3,838,496	4,549,096
	PPC Ltd.	9,126,246	3,336,506
#	Premier Group Ltd.	15,895	173,732
	PSG Financial Services Ltd.	2,620,416	4,455,502
	Rainbow Chicken	234,589	87,596
	Raubex Group Ltd.	1,734,622	5,352,331
	RCL Foods Ltd.	234,589	119,882
	Reunert Ltd.	1,295,985	5,425,558
	Sanlam Ltd.	3,040,379	15,659,190
	Santam Ltd.	282,456	6,762,304
#*	Sappi Ltd.	4,913,332	4,766,860
*	Sasol Ltd. (SOL SJ)	1,235,657	17,175,080
*	Sasol Ltd. (SSL US), Sponsored ADR	508,321	7,024,996
	Shoprite Holdings Ltd.	1,309,526	22,078,534
	Sibanye Stillwater Ltd. (SBSW US), ADR	851,118	10,230,442
	Sibanye Stillwater Ltd. (SSW SJ)	11,184,838	33,437,944
	Southern Sun Ltd.	1,757,829	1,062,618
#*	SPAR Group Ltd.	1,111,225	4,313,197
	Spur Corp. Ltd.	559,689	1,410,233
	Stadio Holdings Ltd.	220,213	156,945
	Standard Bank Group Ltd.	3,058,216	58,935,979
	Sun International Ltd.	1,335,534	3,772,811
	Super Group Ltd.	2,671,663	2,559,281
	Telkom SA SOC Ltd.	2,718,949	9,819,892
#	Thungela Resources Ltd. (TGA SJ)	732,256	6,366,178
	Tiger Brands Ltd.	718,508	12,540,767
#	Truworths International Ltd.	2,323,256	7,232,224
	Tsogo Sun Ltd.	2,962,927	1,245,272
	Valterra Platinum Ltd.	174,023	14,016,327
	Vodacom Group Ltd.	1,757,454	14,930,165
	We Buy Cars Holdings Ltd.	696,881	1,591,103

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Wilson Bayly Holmes-Ovcon Ltd.	417,572	$4,315,198
	Woolworths Holdings Ltd.	3,736,102	11,741,168
	Zeda Ltd.	1,836,591	1,606,299
TOTAL SOUTH AFRICA			1,159,519,135
SOUTH KOREA — (16.8%)
*	3S Korea Co. Ltd.	19,580	19,353
#	ABco Electronics Co. Ltd.	30,323	241,005
#*	ABLBio, Inc.	13,797	1,283,472
#	Able C&C Co. Ltd.	14,696	148,717
#	ABOV Semiconductor Co. Ltd.	33,582	321,175
#*	ADTechnology Co. Ltd.	26,899	972,685
	Advanced Nano Products Co. Ltd.	12,078	683,078
	Advanced Process Systems Corp.	60,957	1,088,646
#	Aekyung Chemical Co. Ltd.	108,169	1,141,423
#	Aekyung Industrial Co. Ltd.	47,964	483,555
#*	AeroSpace Technology of Korea, Inc.	403,297	214,953
#*	Agabang & Co.	125,984	450,072
#	Ahnlab, Inc.	27,254	1,165,417
*	Air Busan Co. Ltd.	346,200	479,226
#	AJ Networks Co. Ltd.	37,041	132,901
#	Ajin Industrial Co. Ltd.	236,319	597,680
*	AK Holdings, Inc.	21,343	123,193
#	Alteogen, Inc.	61,868	15,622,578
#*	ALUKO Co. Ltd.	401,243	816,904
#*	Amicogen, Inc.	89,576	109,533
#*	Aminologics Co. Ltd.	122,330	114,960
#*	Amo Greentech Co. Ltd.	45,108	485,869
#	Amorepacific Corp.	54,656	5,011,031
	Amorepacific Holdings Corp.	115,040	2,178,943
#*	Amotech Co. Ltd.	29,172	440,820
#*	Anam Electronics Co. Ltd.	100,970	102,122
#*	Ananti, Inc.	386,500	1,860,964
#	Anapass, Inc.	25,811	305,388
	ANIPLUS, Inc.	10,515	20,256
#*	Anterogen Co. Ltd.	20,305	493,836
#*	Apact Co. Ltd.	22,695	134,939
#	Aplus Asset Advisor Co. Ltd.	32,075	233,376
		Shares	Value»
SOUTH KOREA — (Continued)
*	Aprogen, Inc.	362,011	$71,514
#*	APS Innovation Co. Ltd.	61,085	275,854
#*	APS, Inc.	48,853	226,561
#	Asia Cement Co. Ltd.	111,163	882,569
#	ASIA Holdings Co. Ltd.	6,687	1,223,357
#*	Asia Pacific Satellite, Inc.	20,034	225,295
#	Asia Paper Manufacturing Co. Ltd.	209,894	1,284,587
*	Asiana Airlines, Inc.	65,155	310,168
	Atec Co. Ltd.	13,607	91,234
#	Atinum Investment Co. Ltd.	241,130	550,934
#	ATON, Inc.	45,833	251,424
#	Avaco Co. Ltd.	46,482	502,568
#	Avatec Co. Ltd.	20,074	178,910
#	Baiksan Co. Ltd.	100,615	841,247
#	BGF Co. Ltd.	229,686	814,314
#	BGF retail Co. Ltd.	38,844	3,472,166
	BGFecomaterials Co. Ltd.	60,828	172,880
#	BH Co. Ltd.	203,920	4,811,844
*	BHI Co. Ltd.	83,532	5,593,478
#	Binggrae Co. Ltd.	44,671	2,270,887
*	Bio Fund&C Co. Ltd.	5,650	54,832
#	Bio Plus Co. Ltd.	248,554	976,519
#*	Biodyne Co. Ltd.	76,846	608,759
#*	Bioneer Corp.	64,509	459,441
#	BioNote, Inc.	71,274	246,330
#*	BioSmart Co. Ltd.	36,164	108,975
	BIT Computer Co. Ltd.	32,598	121,076
#	BNC Korea, Inc.	253,699	686,942
	BNK Financial Group, Inc.	981,017	12,456,186
#	Boditech Med, Inc.	86,277	683,410
#*	Bohae Brewery Co. Ltd.	405,514	115,377
#	Bookook Securities Co. Ltd.	9,766	486,459
	Boryung	194,681	1,312,321
#*	Bosung Power Technology Co. Ltd.	113,423	937,402
*††	Bucket Studio Co. Ltd.	176,492	25,703
#	Bukwang Pharmaceutical Co. Ltd.	234,562	1,006,182
#*	Bumhan Fuel Cell Co. Ltd.	5,061	122,599

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BYC Co. Ltd.	7,010	$237,431
#	Byucksan Corp.	246,076	366,998
#	C&G Hi Tech Co. Ltd.	27,537	422,356
#*	Cafe24 Corp.	81,934	1,400,418
*	CammSys Corp.	92,271	118,707
#	Cape Industries Ltd.	123,700	1,336,819
#	Caregen Co. Ltd.	65,589	4,710,561
*	Cellid Co. Ltd.	17,346	37,139
#	Celltrion Pharm, Inc.	38,917	1,488,894
	Celltrion, Inc.	96,287	13,115,521
*	CG Invites Co. Ltd.	122,602	104,218
#*	Chabiotech Co. Ltd.	20,676	239,882
#	Changhae Ethanol Co. Ltd.	22,808	161,520
#	Cheil Electric Co. Ltd.	40,237	473,222
#	Cheil Worldwide, Inc.	400,842	5,434,681
#	Chemtronics Co. Ltd.	80,307	2,061,658
#*	Chemtros Co. Ltd.	49,361	200,669
#	Cheryong Electric Co. Ltd.	60,381	2,906,113
#	Chinyang Holdings Corp.	133,968	280,796
#	Chips&Media, Inc.	41,918	524,144
#*	Choil Aluminum Co. Ltd.	381,846	448,524
#	Chong Kun Dang Pharmaceutical Corp.	45,963	2,670,233
	Chongkundang Holdings Corp.	15,593	520,344
#	Choong Ang Vaccine Laboratory	20,312	138,074
#*	Chorokbaem Media Co. Ltd.	63,309	238,980
#*	Chunbo Co. Ltd.	14,916	636,173
#*	CJ CGV Co. Ltd.	577,926	1,926,168
#	CJ CheilJedang Corp.	45,052	7,534,559
	CJ Corp.	77,620	11,819,791
*	CJ ENM Co. Ltd.	94,815	3,483,769
#	CJ Freshway Corp.	54,470	1,062,016
	CJ Logistics Corp.	58,313	4,004,367
*	CJ Seafood Corp.	72,243	132,284
#	Classys, Inc.	64,487	2,438,985
#	CLIO Cosmetics Co. Ltd.	22,992	206,477
#*	CMG Pharmaceutical Co. Ltd.	406,369	487,622
#*	CoAsia Corp.	29,968	114,796
#*	Com2uS Holdings Corp.	26,420	330,695
#	Com2uSCorp	42,810	948,562
*	ContentreeJoongAng Corp.	9,129	37,258
#	Coocon Corp.	18,987	387,619
#	Cosmax, Inc.	51,466	7,366,434
		Shares	Value»
SOUTH KOREA — (Continued)
#	Cosmecca Korea Co. Ltd.	36,441	$1,996,432
#*	CosmoAM&T Co. Ltd.	22,842	919,824
#*	Cosmochemical Co. Ltd.	60,851	736,062
*	Coway Co. Ltd.	136,895	7,958,832
#	Cowintech Co. Ltd.	44,429	512,875
	CR Holdings Co. Ltd.	100,156	346,602
#*	Creative & Innovative System	293,447	3,411,253
#	Creverse, Inc.	27,833	209,172
*	CS Bearing Co. Ltd.	3,879	24,163
#	CS Wind Corp.	120,977	5,889,059
*	CTC BIO, Inc.	16,728	44,164
#*	Cube Entertainment, Inc.	29,543	209,453
#	Cuckoo Holdings Co. Ltd.	56,781	1,130,902
#	Cuckoo Homesys Co. Ltd.	57,492	946,085
#*	Curexo, Inc.	37,298	420,406
#	Cymechs, Inc.	27,709	702,818
#	D.I Corp.	104,038	2,387,897
*††	DA Technology Co. Ltd.	544,765	13,957
#	Dae Hwa Pharmaceutical Co. Ltd.	33,963	340,088
	Dae Hyun Co. Ltd.	16,160	19,250
#	Dae Won Kang Up Co. Ltd.	236,374	697,923
#*	Daea TI Co. Ltd.	167,560	518,359
#	Daebongls Co. Ltd.	34,782	256,650
#*	Daechang Co. Ltd.	277,674	310,920
#	Daechang Forging Co. Ltd.	61,541	296,296
#	Daedong Corp.	138,130	948,085
#	Daedong Gear Co. Ltd.	19,565	266,851
#	Daeduck Co. Ltd.	156,659	1,767,269
	Daeduck Electronics Co. Ltd.	177,789	13,798,232
	Daehan Flour Mill Co. Ltd.	6,674	704,208
#	Daehan New Pharm Co. Ltd.	27,837	133,535
	Daehan Steel Co. Ltd.	141,319	1,208,392
#*	Dae-Il Corp.	175,524	907,800
#	Daejoo Co. Ltd.	93,303	217,641
#	Daejoo Electronic Materials Co. Ltd.	31,703	3,419,382
#*	DaeMyoung Energy Co. Ltd.	5,436	89,913

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daesang Corp.	176,173	$2,469,231
#	Daesang Holdings Co. Ltd.	114,120	737,916
#	Daesung Energy Co. Ltd.	48,721	301,346
#	Daesung Industrial Co. Ltd.	32,331	154,850
#*	Daewon Cable Co. Ltd.	258,520	2,653,965
#*	Daewon Media Co. Ltd.	41,118	214,214
#	Daewon Pharmaceutical Co. Ltd.	93,569	678,144
#	Daewon San Up Co. Ltd.	82,221	766,837
#*	Daewoo Engineering & Construction Co. Ltd.	1,315,612	31,529,628
#	Daewoong Co. Ltd.	127,245	1,959,399
#	Daewoong Pharmaceutical Co. Ltd.	25,475	2,568,252
	Daeyang Electric Co. Ltd.	2,450	51,980
*††	Dahaam E-Tec Co. Ltd.	1,420	0
	Daihan Pharmaceutical Co. Ltd.	29,883	579,026
#	Daishin Securities Co. Ltd.	250,641	6,493,514
#*	Danal Co. Ltd.	328,986	1,649,602
#	Daol Investment & Securities Co. Ltd.	309,984	930,930
#	Daou Data Corp.	126,156	1,983,325
#	Daou Technology, Inc.	226,287	7,164,542
#	Dasan Networks, Inc.	181,538	615,771
#*	Dawonsys Co. Ltd.	123,542	210,734
#	DB HiTek Co. Ltd.	195,315	21,148,920
	DB Insurance Co. Ltd.	249,270	28,365,313
#	DB Securities Co. Ltd.	254,025	2,359,187
#*	DB, Inc.	776,991	1,056,402
	DCM Corp.	26,523	223,584
#	Dear U Co. Ltd.	22,760	499,728
	Dentium Co. Ltd.	27,105	980,241
#	Deutsch Motors, Inc.	106,360	402,984
#	Device Co. Ltd.	35,666	488,224
#*	Devsisters Co. Ltd.	7,752	119,521
*	Dexter Studios Co. Ltd.	29,773	54,789
		Shares	Value»
SOUTH KOREA — (Continued)
#	DI Dong Il Corp.	97,015	$1,979,918
#	Digital Daesung Co. Ltd.	112,714	629,706
#*	DIO Corp.	35,036	408,488
#	DIT Corp.	26,494	450,747
#*	DK Tech Co. Ltd.	37,926	655,472
*††	DKME	1,448,610	91,808
#	DL E&C Co. Ltd.	211,175	14,234,825
#*	DL Holdings Co. Ltd.	76,122	3,704,820
*	DMOA Co. Ltd.	11,612	30,624
††	DMS Co. Ltd.	131,021	731,428
#	DN Automotive Corp.	152,493	4,976,697
#	DNF Co. Ltd.	21,268	343,539
#	Dohwa Engineering Co. Ltd.	85,061	409,315
	Dong-A Socio Holdings Co. Ltd.	22,407	1,485,979
#	Dong-A ST Co. Ltd.	25,636	770,358
	Dong-Ah Geological Engineering Co. Ltd.	7,284	88,642
#	Dongbang Transport Logistics Co. Ltd.	355,467	701,214
	Dongjin Semichem Co. Ltd.	211,527	8,208,911
	Dongkoo Bio & Pharma Co. Ltd.	91,286	318,243
#	DongKook Pharmaceutical Co. Ltd.	154,988	2,512,954
	Dongkuk CM Co. Ltd.	97,921	452,316
#*	Dongkuk Holdings Co. Ltd.	98,652	758,248
#	Dongkuk Industries Co. Ltd.	235,708	577,822
#	Dongkuk Steel Mill Co. Ltd.	184,636	1,928,736
*	Dongkuk Structures & Construction Co. Ltd.	119,809	215,084
#	Dongsuh Cos., Inc.	62,410	1,129,286
	Dongsung Chemical Co. Ltd.	233,462	694,015
#	Dongsung Finetec Co. Ltd.	95,213	1,876,318
#*	Dongwha Enterprise Co. Ltd.	63,333	499,718
	Dongwha Pharm Co. Ltd.	129,245	528,772
#	Dongwon Development Co. Ltd.	235,715	456,526
	Dongwon Industries Co. Ltd.	49,778	1,303,129

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Dongwon Metal Co. Ltd.	146,669	$185,277
#	Dongwon Systems Corp.	25,852	492,160
#	Dongwoon Anatech Co. Ltd.	93,673	3,269,001
#	Dongyang E&P, Inc.	47,505	1,097,539
	Doosan Bobcat, Inc.	302,158	14,861,245
	Doosan Co. Ltd.	5,520	6,094,288
*	Doosan Enerbility Co. Ltd.	147,285	12,836,286
#*	Doosan Fuel Cell Co. Ltd.	84,174	3,522,447
	Doosan Tesna, Inc.	62,085	5,615,649
#	DoubleUGames Co. Ltd.	80,210	3,315,426
#*	Dream Security Co. Ltd.	411,708	769,463
#	Dreamtech Co. Ltd.	211,902	967,521
#*	DRTECH Corp.	130,784	168,887
#	DS Dansuk Co. Ltd.	31,210	509,627
#	DSC Investment, Inc.	65,144	758,439
*	DSK Co. Ltd.	54,490	220,050
*	Duchembio Co. Ltd.	10,489	64,395
*	Duk San Neolux Co. Ltd.	48,214	1,656,900
#*	Duksan Hi-Metal Co. Ltd.	98,341	1,236,968
#*	Duksan Techopia Co. Ltd.	14,836	242,044
#	DY Corp.	49,520	176,356
	DY Deokyang Co. Ltd.	59,341	94,987
	DY POWER Corp.	54,906	575,305
	DYPNF Co. Ltd.	1,282	13,059
#	E1 Corp.	8,669	633,518
#	Easy Bio, Inc.	77,288	406,619
#	Easy Holdings Co. Ltd.	242,835	898,180
#*	Eco&Dream Co. Ltd.	17,494	230,398
#	Ecoplastic Corp.	196,139	489,794
#	Ecopro BM Co. Ltd.	37,432	5,270,680
	Ecopro Co. Ltd.	76,313	7,987,383
#	Ecopro HN Co. Ltd.	12,299	267,658
	e-Credible Co. Ltd.	16,746	172,991
#	Elentec Co. Ltd.	101,730	882,295
#	E-MART, Inc.	86,196	6,242,526
#*	EMRO, Inc.	20,232	391,589
#*	EM-Tech Co. Ltd.	63,772	326,481
#*	Enchem Co. Ltd.	8,658	260,527
#	ENF Technology Co. Ltd.	86,961	3,464,395
#*	Enzychem Lifesciences Corp.	423,823	282,892
		Shares	Value»
SOUTH KOREA — (Continued)
#	Eo Technics Co. Ltd.	12,201	$3,939,304
#*	Eubiologics Co. Ltd.	135,663	1,180,756
#	Eugene Corp.	289,112	799,018
#	Eugene Investment & Securities Co. Ltd.	501,163	1,910,102
#	Eugene Technology Co. Ltd.	39,552	3,554,411
	Eusu Holdings Co. Ltd.	75,986	321,038
#*	EV Advanced Material Co. Ltd.	237,098	298,881
#*	Everybot, Inc.	8,856	115,712
#*	E-World	218,765	283,955
#	Exem Co. Ltd.	187,412	249,432
#	Exicon Co. Ltd.	33,489	845,420
#	F&F Co. Ltd.	90,218	4,099,241
#	F&F Holdings Co. Ltd.	18,853	245,664
#	FarmStory Co. Ltd.	348,856	324,734
#*	Fine M-Tec Co. Ltd.	84,695	599,151
#*	Fine Semitech Corp.	42,163	1,233,333
#*	Firstec Co. Ltd.	71,326	649,233
*††	Flask Co. Ltd.	36,325	10,874
*	FLITTO, Inc.	23,661	186,306
#*	Foosung Co. Ltd.	190,432	1,712,879
	Fursys, Inc.	13,316	322,329
#	G2Power Co. Ltd.	21,606	215,018
	Gabia, Inc.	59,622	1,221,685
#*	GAEASOFT	81,836	417,175
#	Galaxia Moneytree Co. Ltd.	55,411	321,678
*	GAMSUNG Corp. Co. Ltd.	373,630	1,651,679
#	Gaon Cable Co. Ltd.	24,046	3,961,143
#	GC Biopharma Corp.	30,000	2,795,653
#*	GC Cell Corp.	48,570	786,253
#	GC Corp.	142,878	1,352,117
#	GC MediAI Corp.	108,265	298,028
*	GeneOne Life Science, Inc.	251,123	146,518
*	Genexine, Inc.	185,895	682,808
#*	Genic Co. Ltd.	3,724	71,334
#*	Genohco, Inc.	6,154	122,692
#	Geumhwa PSC Co. Ltd.	18,966	518,281
#	Global Standard Technology Co. Ltd.	137,330	4,603,549
#*	Global Tax Free Co. Ltd.	179,595	727,823
	GnBS eco Co. Ltd.	17,410	107,118
#	GnCenergy Co. Ltd.	42,135	1,058,153
#	GOLFZON Co. Ltd.	36,421	1,263,878
#	Golfzon Holdings Co. Ltd.	125,286	444,367

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Gradiant Corp.	60,419	$494,578
#	Grand Korea Leisure Co. Ltd.	164,912	1,347,112
#	GS Engineering & Construction Corp.	425,191	11,036,602
#	GS Global Corp.	330,057	1,143,008
	GS Holdings Corp. (078930 KS)	266,499	14,801,438
#	GS P&L Co. Ltd.	48,714	1,829,458
#	GS Retail Co. Ltd.	224,559	3,572,912
#	Gwangju Shinsegae Co. Ltd.	14,104	367,377
	H&S Hightech Corp.	3,455	37,970
#	HAESUNG DS Co. Ltd.	80,140	4,419,829
#	Haesung Industrial Co. Ltd.	81,289	442,702
#	Haitai Confectionery & Foods Co. Ltd.	17,577	77,437
#	Han Kuk Carbon Co. Ltd.	166,710	5,594,532
	Hana Financial Group, Inc.	1,067,174	92,717,688
#	Hana Materials, Inc.	35,863	1,867,295
	Hana Micron, Inc.	305,097	8,366,660
	Hana Pharm Co. Ltd.	19,766	130,961
#*	Hana Technology Co. Ltd.	7,500	162,507
#	Hana Tour Service, Inc.	58,408	1,656,954
#*	Hanall Biopharma Co. Ltd.	11,545	374,486
#*	Hancom WITH, Inc.	67,468	316,440
#	Hancom, Inc.	96,877	1,352,208
	Handok, Inc.	7,766	54,032
#	Handsome Co. Ltd.	60,292	1,085,271
#	Hanil Cement Co. Ltd.	146,375	1,735,043
#	Hanil Feed Co. Ltd.	144,738	385,012
	Hanil Holdings Co. Ltd.	86,805	1,030,585
#	Hanjin Kal Corp.	17,172	1,316,908
#	Hanjin Logistics Corp.	56,862	747,529
*	HanJung Natural Connectivity System Co. Ltd.	1,104	51,115
#*	Hankook Cosmetics Co. Ltd.	16,871	100,776
#	Hankook Cosmetics Manufacturing Co. Ltd.	23,925	163,142
	Hankook Shell Oil Co. Ltd.	3,654	1,252,430
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hankook Tire & Technology Co. Ltd.	400,532	$16,117,832
	Hanla IMS Co. Ltd.	9,308	132,534
	Hanmi Pharm Co. Ltd.	21,759	6,812,955
#	Hanmi Science Co. Ltd.	35,933	920,610
#	Hanmi Semiconductor Co. Ltd.	118,990	30,146,038
#	HanmiGlobal Co. Ltd.	57,057	1,085,359
#	Hannong Chemicals, Inc.	41,111	660,018
#*	Hanon Systems	1,180,022	3,394,198
#	Hansae Co. Ltd.	82,456	644,634
#	Hansae Yes24 Holdings Co. Ltd.	38,483	118,114
	Hanshin Construction Co. Ltd.	2,867	28,926
#	Hanshin Machinery Co.	90,110	283,059
#	Hansol Chemical Co. Ltd.	40,246	7,875,005
#	Hansol Holdings Co. Ltd.	166,010	376,768
#*	Hansol IONES Co. Ltd.	63,983	742,360
#	Hansol Paper Co. Ltd.	90,389	520,251
#	Hansol Technics Co. Ltd.	207,162	1,149,923
#*	Hanssem Co. Ltd.	24,842	761,068
	Hanwha Aerospace Co. Ltd.	60,640	58,247,730
	Hanwha Corp.	33,459	3,041,660
*	Hanwha Engine	156,664	9,381,231
*	Hanwha Galleria Corp.	51,843	107,830
*	Hanwha General Insurance Co. Ltd.	248,988	1,119,573
#*	Hanwha Investment & Securities Co. Ltd.	643,006	3,309,987
#*	Hanwha Life Insurance Co. Ltd.	1,422,363	4,716,584
*	Hanwha Ocean Co. Ltd.	39,882	3,568,331
#*	Hanwha Solutions Corp.	368,883	12,793,671
#	Hanwha Systems Co. Ltd.	96,451	7,649,427
#*	Hanwha Vision Co. Ltd.	103,125	6,107,903

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hanyang Digitech Co. Ltd.	30,343	$644,065
#*	Hanyang Eng Co. Ltd.	91,976	2,012,171
	Hanyang Securities Co. Ltd.	53,559	1,039,966
#	Harim Co. Ltd.	531,512	1,180,684
#	Harim Holdings Co. Ltd.	377,598	3,352,989
#	HB SOLUTION Co. Ltd.	247,754	389,441
#	HB Technology Co. Ltd.	384,903	747,406
	HC BoKwang Industry Co. Ltd.	16,312	42,683
	HC HomeCenter Co. Ltd.	97,401	254,004
	HD Construction Equipment Co. Ltd.	253,303	31,823,690
#	HD Hyundai Co. Ltd.	216,137	45,889,274
	HD Hyundai Electric Co. Ltd.	58,843	50,600,187
#*	HD Hyundai Energy Solutions Co. Ltd.	22,338	3,528,930
#	HD Hyundai Heavy Industries Co. Ltd.	18,763	8,737,860
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	91,010	28,497,751
#	HDC Holdings Co. Ltd.	176,861	3,373,355
#	HDC Hyundai Development Co-Engineering & Construction	246,381	3,838,972
#	HDC Hyundai Engineering Plastics Co. Ltd.	37,500	137,829
*	HD-Hyundai Marine Engine	58,425	4,196,943
#	Hecto Financial Co. Ltd.	24,589	538,887
#	Hecto Innovation Co. Ltd.	52,220	730,701
#*	Helixmith Co. Ltd.	150,661	881,378
#*	Heung-A Shipping Co. Ltd.	369,473	716,079
*	Heungkuk Fire & Marine Insurance Co. Ltd.	12,541	37,604
#*	HFR, Inc.	31,224	623,363
		Shares	Value»
SOUTH KOREA — (Continued)
	High Tech Pharm Co. Ltd.	6,662	$86,726
*††	Hironic Co. Ltd.	11,686	30,082
#	Hite Jinro Co. Ltd.	232,918	2,697,441
	Hitejinro Holdings Co. Ltd.	43,909	273,068
#*	HJ Shipbuilding & Construction Co. Ltd.	75,838	1,495,984
#	HK inno N Corp.	92,585	3,315,589
*	HL D&I Halla Corp.	10,936	26,200
#	HL Holdings Corp.	31,691	931,044
#	HL Mando Co. Ltd.	295,489	11,509,706
#*	HLB Biostep Co. Ltd.	187,441	160,750
*	HLB Global Co. Ltd.	38,415	57,376
#*	Hlb Pharma Ceutical Co. Ltd.	11,350	133,401
#*	HLB, Inc.	56,968	2,359,348
#	HMM Co. Ltd.	704,963	9,826,600
*	Homecast Co. Ltd.	36,342	53,778
*	Hotel Shilla Co. Ltd.	126,642	5,643,979
#	HPSP Co. Ltd.	108,693	3,936,215
	HS Hwasung Co. Ltd.	30,252	272,582
#	HS Hyosung Advanced Materials Corp.	18,206	3,337,728
#	HS Hyosung Corp.	9,857	441,302
#	HS Industries Co. Ltd.	247,310	584,249
#*	Hugel, Inc.	19,267	3,311,565
#*	Humasis Co. Ltd.	359,654	194,231
	Humedix Co. Ltd.	34,240	822,580
	Huons Co. Ltd.	46,557	830,734
#	Huons Global Co. Ltd.	52,312	2,244,810
#*	Husteel Co. Ltd.	236,855	1,092,201
*	Huvis Corp.	129,579	306,088
#	Huvitz Co. Ltd.	48,267	256,870
#	Hwa Shin Co. Ltd.	177,546	1,495,232
#*	Hwail Pharm Co. Ltd.	211,966	134,765
	Hwangkum Steel & Technology Co. Ltd.	41,136	177,098
#	Hwaseung Enterprise Co. Ltd.	75,457	247,413
#	HYBE Co. Ltd.	22,088	3,957,800
#	Hy-Lok Corp.	63,254	1,895,212
	Hyosung Corp.	44,956	7,008,070
#	Hyosung Heavy Industries Corp.	20,102	54,150,963
#	Hyosung TNC Corp.	22,897	8,056,355
#	Hyundai Autoever Corp.	22,666	7,003,576

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hyundai Bioland Co. Ltd.	117,240	$363,677
#	Hyundai BNG Steel Co. Ltd.	65,456	764,700
#	HYUNDAI Corp.	57,954	1,220,340
#	Hyundai Corp. Holdings, Inc.	28,838	271,163
#	Hyundai Department Store Co. Ltd.	80,351	5,942,110
#	Hyundai Elevator Co. Ltd.	91,697	6,153,427
#	Hyundai Engineering & Construction Co. Ltd.	240,085	26,589,462
#	HYUNDAI EVERDIGM Corp.	28,489	177,354
#	Hyundai Ezwel Co. Ltd.	36,568	153,686
	Hyundai Futurenet Co. Ltd.	184,793	417,753
#	Hyundai GF Holdings	338,856	3,307,052
	Hyundai Glovis Co. Ltd.	193,833	29,928,517
#	Hyundai Green Food	85,450	953,694
	Hyundai Home Shopping Network Corp.	19,864	1,143,157
#	Hyundai Hyms Co. Ltd.	3,964	53,494
#	Hyundai Livart Furniture Co. Ltd.	71,147	384,219
#*	Hyundai Marine & Fire Insurance Co. Ltd.	395,841	8,158,307
	Hyundai Mobis Co. Ltd.	103,028	29,797,641
#	Hyundai Motor Co.	499,147	180,920,707
#	Hyundai Motor Securities Co. Ltd.	218,223	1,632,300
#	Hyundai Movex Co. Ltd.	67,760	1,455,158
#	Hyundai Pharmaceutical Co. Ltd.	45,478	265,429
	Hyundai Rotem Co. Ltd.	236,944	43,359,633
	Hyundai Steel Co.	273,722	7,956,894
#	HyVision System, Inc.	85,016	1,062,915
#	i3system, Inc.	23,713	1,671,756
#*††	Icure Pharm, Inc.	78,236	42,937
#	iFamilySC Co. Ltd.	55,151	404,515
	Il Dong Pharmaceutical Co. Ltd.	36,374	657,221
		Shares	Value»
SOUTH KOREA — (Continued)
#	Iljin Diamond Co. Ltd.	23,010	$229,614
	Iljin Electric Co. Ltd.	89,685	7,535,714
#	Iljin Holdings Co. Ltd.	107,525	754,215
#*	Iljin Hysolus Co. Ltd.	15,390	192,088
#	Iljin Power Co. Ltd.	53,169	788,047
#	Ilshin Spinning Co. Ltd.	97,180	879,796
#*	Ilshin Stone Co. Ltd.	114,355	126,966
#††	Ilyang Pharmaceutical Co. Ltd.	68,616	522,552
	iM Financial Group Co. Ltd.	1,038,179	13,435,178
#	iMarketKorea, Inc.	118,494	607,619
#	InBody Co. Ltd.	69,008	1,379,708
#	Incar Financial Service Co. Ltd.	28,433	208,428
#	Industrial Bank of Korea	1,126,072	17,261,395
#	Infinitt Healthcare Co. Ltd.	35,454	176,804
	Inhwa Precision Co. Ltd.	10,560	96,850
#	Innocean Worldwide, Inc.	118,958	1,593,607
#	Innox Advanced Materials Co. Ltd.	112,236	2,626,207
#*	Insun ENT Co. Ltd.	133,372	418,730
*	Insung Information Co. Ltd.	31,708	41,965
	Intellian Technologies, Inc.	17,587	1,581,248
#	Intelligent Digital Integrated Security Co. Ltd.	33,137	399,030
#*	Interflex Co. Ltd.	94,707	868,373
#	Interojo Co. Ltd.	26,919	392,712
#	INTOPS Co. Ltd.	96,905	1,223,483
#*	iNtRON Biotechnology, Inc.	83,953	205,216
	INVENI Co. Ltd.	42,490	461,959
	Inzi Controls Co. Ltd.	28,967	161,546
#	IS Dongseo Co. Ltd.	70,469	1,274,663
#	ISC Co. Ltd.	14,881	2,489,202
#	i-SENS, Inc.	88,181	1,267,774
#*	ISU Abxis Co. Ltd.	37,587	121,127
#*	ISU Chemical Co. Ltd.	53,611	407,022
#*	ISU Specialty Chemical	64,675	5,352,429
	IsuPetasys Co. Ltd.	256,587	26,637,663
*	Itcencts Co. Ltd.	211,665	107,459
#*	Itcenglobal Co. Ltd.	61,687	2,276,357
*	ITEK, Inc.	97,485	497,059

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	ITM Semiconductor Co. Ltd.	21,024	$243,474
#*	Jahwa Electronics Co. Ltd.	118,527	3,941,261
	JAS Robotics, Inc.	31,731	200,285
	JB Financial Group Co. Ltd.	878,584	16,258,133
*	Jeil Pharmaceutical Co. Ltd.	19,578	185,897
*	Jeju Air Co. Ltd.	198,307	713,686
#*	Jeju Semiconductor Corp.	117,168	4,235,991
*	JETEMA Co. Ltd.	6,918	32,956
*	Jin Air Co. Ltd.	62,705	266,339
#	Jinsung T.E.C.	85,358	1,040,365
#	JLS Co. Ltd.	46,733	189,445
	JNK Global Co. Ltd.	42,491	114,601
#*	JNTC Co. Ltd.	94,753	1,252,554
#*	JoyCity Corp.	98,246	162,636
	Jungdawn Co. Ltd.	49,724	85,233
#	Jusung Engineering Co. Ltd.	145,037	12,545,706
#	JVM Co. Ltd.	33,800	571,528
	JW Holdings Corp.	210,238	609,928
	JW Life Science Corp.	59,311	518,630
	JW Pharmaceutical Corp.	82,932	1,755,630
*	JW Shinyak Corp.	30,505	41,193
#	JYP Entertainment Corp.	118,919	5,101,452
#	K Car Co. Ltd.	29,787	221,439
#*	K Ensol Co. Ltd.	37,477	358,077
	Kakao Corp.	284,360	9,154,416
#*	Kakao Games Corp.	202,085	1,656,659
#	KakaoBank Corp.	303,287	5,013,626
*	Kakaopay Corp.	15,900	605,360
#	Kangnam Jevisco Co. Ltd.	40,121	455,947
#*	Kangstem Biotech Co. Ltd.	74,452	202,316
#*	Kangwon Energy Co. Ltd.	41,085	427,496
#	Kangwon Land, Inc.	269,881	3,141,149
#	KAON Group Co. Ltd.	23,973	109,159
	KB Financial Group, Inc. (105560 KS)	1,155,887	126,575,498
#	KB Financial Group, Inc. (KB US), ADR	228,084	25,367,502
#*	KBI Dongyang Steel Pipe Co. Ltd.	282,181	359,936
#	KC Co. Ltd.	56,156	1,502,558
#	KC Tech Co. Ltd.	61,782	2,611,481
	KCC Corp.	21,338	8,092,872
		Shares	Value»
SOUTH KOREA — (Continued)
#	KCC Glass Corp.	59,189	$1,172,907
#	KCTC	178,339	717,852
#*	KEC Corp.	1,029,607	1,275,902
*	Keeps Biopharma, Inc.	21,250	118,606
#*	Kencoa Aerospace Co.	46,772	687,610
#	KEPCO Engineering & Construction Co., Inc.	15,535	2,005,117
#	KEPCO Plant Service & Engineering Co. Ltd.	157,136	6,670,665
#*	KG Chemical Corp.	284,558	1,364,056
#	KG Dongbusteel	242,576	1,153,853
#	KG Eco Solution Co. Ltd.	121,206	604,871
#	KG Financial Co. Ltd.	95,215	337,480
#*	KG Mobility Corp.	349,533	1,028,154
#	Kginicis Co. Ltd.	114,937	896,274
#	KH Vatec Co. Ltd.	136,004	1,297,507
	Kia Corp.	1,141,175	117,702,745
*	KidariStudio, Inc.	31,077	81,876
#	KINX, Inc.	15,242	1,080,144
#	KISCO Corp.	102,472	734,341
#	KISCO Holdings Co. Ltd.	49,059	897,438
#	KISWIRE Ltd.	60,884	1,060,287
	KIWOOM Securities Co. Ltd.	85,133	23,211,500
#	KL-Net Corp.	101,819	209,455
#*	KMW Co. Ltd.	45,897	931,293
#*	KNJ Co. Ltd.	28,421	775,381
*	KoBioLabs, Inc.	7,867	28,307
#	Koh Young Technology, Inc.	168,805	4,652,584
#	Kolmar BNH Co. Ltd.	39,068	305,632
#	Kolmar Holdings Co. Ltd.	97,658	651,054
#	Kolmar Korea Co. Ltd.	100,226	6,024,768
#	Kolon Corp.	44,406	2,190,461
	Kolon Global Corp.	5,283	40,921
#	Kolon Industries, Inc.	147,888	9,532,113
#*	Kolon Life Science, Inc.	11,337	450,932
#	Komelon Corp.	7,669	105,067
#	KoMiCo Ltd.	10,969	1,073,872
*	Komipharm International Co. Ltd.	49,801	327,221
#	KONA I Co. Ltd.	37,585	1,392,768
#	Korea Aerospace Industries Ltd.	181,140	20,752,626

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Airport Service Co. Ltd.	486	$19,376
	Korea Alcohol Industrial Co. Ltd.	94,422	898,366
#	Korea Asset In Trust Co. Ltd.	368,203	659,779
#	Korea Cast Iron Pipe Industries Co. Ltd.	32,325	160,803
#	Korea Circuit Co. Ltd.	77,047	4,920,038
#	Korea District Heating Corp.	10,906	566,246
	Korea Electric Power Corp. (015760 KS)	240,707	7,212,028
#*	Korea Electric Power Corp. (KEP US), Sponsored ADR	326,264	4,988,577
#	Korea Electric Terminal Co. Ltd.	49,887	3,087,112
#	Korea Electronic Certification Authority, Inc.	42,687	121,092
#	Korea Electronic Power Industrial Development Co. Ltd.	74,156	1,016,219
	Korea Export Packaging Industrial Co. Ltd.	92,420	174,260
#	Korea Fuel-Tech Corp.	173,033	821,217
	Korea Gas Corp.	89,854	2,382,420
#	Korea Information & Communications Co. Ltd.	92,796	716,725
#	Korea Information Certificate Authority, Inc.	101,083	444,254
	Korea Investment Holdings Co. Ltd.	184,512	30,319,651
#*	Korea Line Corp.	1,210,170	2,118,244
#	Korea Movenex Co. Ltd.	120,776	367,426
#	Korea Petrochemical Ind Co. Ltd.	24,973	3,084,129
#	Korea Petroleum Industries Co.	48,470	522,288
	Korea Ratings Corp.	5,809	416,512
#	Korea Real Estate Investment & Trust Co. Ltd.	1,105,431	1,193,516
#	Korea United Pharm, Inc.	67,184	918,205
#	Korea Zinc Co. Ltd.	2,980	3,194,292
		Shares	Value»
SOUTH KOREA — (Continued)
	Korean Air Lines Co. Ltd.	948,189	$15,870,328
	Korean Reinsurance Co.	1,176,327	9,830,467
#	Kortek Corp.	46,854	373,487
	Koryo Credit Information Co. Ltd.	9,684	65,681
#*	KOSES Co. Ltd.	20,024	647,751
	KPX Chemical Co. Ltd.	9,949	364,089
*	KPX Electrochem Co. Ltd.	12,715	76,108
#	Krafton, Inc.	89,149	16,028,652
#	KSS LINE Ltd.	161,460	1,396,754
	Kt alpha Co. Ltd.	42,445	147,028
	KT Corp. (030200 KS)	35,348	1,456,300
*	KT Corp. (KT US), Sponsored ADR	199,398	4,273,099
	KT Skylife Co. Ltd.	127,672	424,599
	KT&G Corp.	223,569	26,953,879
#	KTCS Corp.	236,202	430,647
#	Kukbo Design Co. Ltd.	14,650	233,964
#	Kukdong Oil & Chemicals Co. Ltd.	83,126	223,936
#*	Kuk-il Paper Manufacturing Co. Ltd.	231,940	68,181
	Kukje Pharma Co. Ltd.	30,774	97,922
#*	Kukjeon Co. Ltd.	37,315	98,988
*††	Kum Yang Co. Ltd.	18,916	23,671
#*	Kumho HT, Inc.	749,542	201,131
#	Kumho Petrochemical Co. Ltd.	82,709	8,228,728
#*	Kumho Tire Co., Inc.	786,285	3,107,948
#	KUMHOE&C Co. Ltd.	134,538	504,061
	Kumkang Kind Co. Ltd.	71,317	259,153
#	Kwang Dong Pharmaceutical Co. Ltd.	224,136	1,254,805
#*	Kwangmu Co. Ltd.	125,086	181,029
*	KX Innovation Co. Ltd.	119,777	258,458
	Kyeryong Construction Industrial Co. Ltd.	54,145	1,066,681
#	Kyobo Securities Co. Ltd.	123,871	1,151,721
#	Kyochon F&B Co. Ltd.	83,242	252,154

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyongbo Pharmaceutical Co. Ltd.	11,865	$53,495
#	Kyung Dong Navien Co. Ltd.	53,051	2,796,271
#	Kyungbang Co. Ltd.	55,402	379,593
	KyungDong City Gas Co. Ltd.	14,560	226,089
	KyungDong Invest Co. Ltd.	3,317	148,281
#	Kyungdong Pharm Co. Ltd.	109,734	417,677
#	Kyung-In Synthetic Corp.	178,982	616,365
#	KZ Precision Corp.	63,997	635,380
#	L&C Bio Co. Ltd.	33,179	1,439,288
#*	L&F Co. Ltd.	4,524	604,279
*	L&K Biomed Co. Ltd.	34,222	169,368
#*	LabGenomics Co. Ltd.	346,208	311,692
#	Lake Materials Co. Ltd.	179,474	2,819,517
#*	LB Semicon, Inc.	93,482	358,165
#	LEADCORP, Inc.	107,465	276,677
#	Lee Ku Industrial Co. Ltd.	161,966	659,544
#	LEENO Industrial, Inc.	194,895	15,914,925
	LF Corp.	108,665	1,823,571
#	LG Chem Ltd.	96,865	26,235,207
	LG Corp.	204,672	13,813,045
#*	LG Display Co. Ltd. (034220 KS)	1,542,091	12,875,620
*	LG Display Co. Ltd. (LPL US), ADR	317,202	1,357,625
	LG Electronics, Inc.	564,673	54,385,360
#*	LG Energy Solution Ltd.	26,106	8,195,542
#	LG H&H Co. Ltd.	29,900	5,153,529
*	LG HelloVision Co. Ltd.	436,983	697,012
#	LG Innotek Co. Ltd.	82,150	32,117,021
	LG Uplus Corp.	1,340,553	14,374,396
#	LIG Accuver Co. Ltd.	24,004	859,297
	LIG Defense&Aerospace Co. Ltd.	54,930	34,845,694
#*	LigaChem Biosciences, Inc.	11,749	1,478,501
#*	LOT Vacuum Co. Ltd.	70,046	756,306
#	Lotte Chemical Corp.	54,275	4,211,481
	Lotte Chilsung Beverage Co. Ltd.	32,936	2,729,103
#	Lotte Corp.	96,966	2,018,314
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Lotte Data Communication Co.	42,531	$665,559
#*	Lotte Energy Materials Corp.	110,695	5,024,421
#	LOTTE Fine Chemical Co. Ltd.	113,201	5,332,679
	LOTTE Himart Co. Ltd.	64,713	351,243
#*	Lotte Non-Life Insurance Co. Ltd.	346,154	494,823
#	Lotte Rental Co. Ltd.	92,093	2,095,751
#	Lotte Shopping Co. Ltd.	42,043	3,852,547
*	Lotte Tour Development Co. Ltd.	45,944	648,181
#	Lotte Wellfood Co. Ltd.	14,049	1,152,691
	LS Corp.	90,462	28,143,945
#	LS Eco Energy Ltd.	52,587	3,134,896
	LS Electric Co. Ltd.	326,825	62,765,387
	LS Materials Ltd.	6,649	136,493
#	LS SECURITIES Co. Ltd.	47,004	250,282
#	LTC Co. Ltd.	29,411	924,142
#*	LVMC Holdings	621,190	715,731
#*	LX Hausys Ltd.	51,562	1,263,800
#	LX Holdings Corp.	280,611	1,733,728
#	LX International Corp.	280,471	10,164,459
#	LX Semicon Co. Ltd.	86,327	3,669,667
#	M.I.Tech Co. Ltd.	44,828	197,946
*	M2N Co. Ltd.	34,931	42,133
#	Macquarie Korea Infrastructure Fund	1,173,738	8,986,830
#	Macrogen, Inc.	37,889	414,986
#	Maeil Dairies Co. Ltd.	26,456	649,221
#*	Manyo Co. Ltd.	19,543	209,623
#	Mcnex Co. Ltd.	108,576	1,702,060
#*	MDS Tech, Inc.	241,566	181,598
#*	ME2ON Co. Ltd.	90,816	197,008
#	Mecaro Co. Ltd.	4,177	103,323
#*	Mediana Co. Ltd.	55,923	794,207
#*	Medipost Co. Ltd.	53,050	1,005,445
*	MedPacto, Inc.	5,544	19,215
#	Medytox, Inc.	19,488	1,398,139
#*	Meerecompany, Inc.	20,825	228,677
	MegaStudy Co. Ltd.	52,410	478,140
#	MegaStudyEdu Co. Ltd.	64,720	2,071,742
*	Meritz Financial Group, Inc.	495,048	37,465,281
#	META BIOMED Co. Ltd.	84,378	254,188
#	Mgame Corp.	139,555	506,626

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Mi Chang Oil Industrial Co. Ltd.	3,540	$297,838
#*	MiCo Ltd.	171,010	2,656,491
#	Micro Contact Solution Co. Ltd.	5,192	133,609
*	Micro Digital Co. Ltd.	26,352	110,216
#*	Mirae Asset Life Insurance Co. Ltd.	422,652	4,565,076
#	Mirae Asset Securities Co. Ltd.	893,437	39,684,659
#*	Mirae Asset Venture Investment Co. Ltd.	108,182	3,862,567
#	Misto Holdings Corp.	192,513	5,295,617
	Miwon Chemicals Co. Ltd.	14,850	128,817
#	Miwon Commercial Co. Ltd.	7,025	721,726
	Miwon Holdings Co. Ltd.	1,831	78,091
#	Miwon Specialty Chemical Co. Ltd.	9,336	772,091
#	MK Electron Co. Ltd.	123,560	2,355,483
#	MNTech Co. Ltd.	67,349	475,414
#	Mobase Electronics Co. Ltd.	212,664	550,044
*	Modetour Network, Inc.	33,763	260,513
#*	MONAYONGPYONG	182,248	386,297
#	Moorim P&P Co. Ltd.	165,964	339,907
#*	Motrex Co. Ltd.	98,060	601,243
#	mPlus Corp.	36,748	437,384
#*	MS Autotech Co. Ltd.	75,664	125,825
	Muhak Co. Ltd.	30,037	180,414
#	Multicampus Co. Ltd.	11,419	226,731
#	Myoung Shin Industrial Co. Ltd.	242,532	2,195,739
#*	Naintech Co. Ltd.	67,827	160,863
#	Namhae Chemical Corp.	129,834	1,028,979
#*	Namsun Aluminum Co. Ltd.	575,975	817,672
#	Namuga Co. Ltd.	61,293	794,847
#	Namyang Dairy Products Co. Ltd.	12,680	450,270
*	NanoenTek, Inc.	12,813	59,372
#*	Nature & Environment Co. Ltd.	208,454	69,288
#	Nature Holdings Co. Ltd.	63,281	341,350
	NAVER Corp.	152,420	21,893,941
	NC Corp.	24,372	4,499,805
#	NeoPharm Co. Ltd.	55,392	764,758
#	Neosem, Inc.	31,653	407,137
#	Neowiz	91,417	1,365,148
		Shares	Value»
SOUTH KOREA — (Continued)
	Neowiz Holdings Corp.	24,725	$364,609
#*	Nepes Ark Corp.	44,403	1,155,080
#*	NEPES Corp.	74,821	1,650,069
#*	Neptune Co.	94,743	259,942
Ω	Netmarble Corp.	69,642	2,346,754
#	New Power Plasma Co. Ltd.	167,306	767,543
#	Newflex Technology Co. Ltd.	22,745	101,904
	Nexen Corp.	181,887	886,553
#	Nexen Tire Corp.	184,955	930,368
#*	Nexon Games Co. Ltd.	67,147	539,883
#	Nexteel Co. Ltd.	14,275	196,451
#	NEXTIN, Inc.	33,020	1,574,163
#	NH Investment & Securities Co. Ltd.	638,162	14,632,402
	NH NongWooBio Co. Ltd.	19,155	104,561
	NHN Corp.	95,578	2,674,340
#	NHN KCP Corp.	141,074	1,893,568
#*	NIBEC Co. Ltd.	5,650	99,091
#	NICE Holdings Co. Ltd.	177,420	1,748,100
#	Nice Information & Telecommunication, Inc.	36,465	694,516
#	NICE Information Service Co. Ltd.	240,458	2,485,882
#	NICE Infra Co. Ltd.	36,789	115,393
	NK Co. Ltd.	37,854	29,835
#	Nong Shim Holdings Co. Ltd.	14,009	926,231
#	NongShim Co. Ltd.	19,651	5,045,867
#	Noroo Holdings Co. Ltd.	17,027	254,256
#	NOROO Paint & Coatings Co. Ltd.	74,526	444,775
#	NOVAREX Co. Ltd.	79,184	802,195
#	Novatech Co. Ltd.	12,965	205,526
	NPC	89,558	237,206
	NUVOTEC Co. Ltd.	15,390	15,432
#*	OCI Co. Ltd.	31,494	3,220,519
#	OCI Holdings Co. Ltd.	90,451	22,810,179
#*	Okins Electronics Co. Ltd.	46,357	699,752
#*	ONEJOON Co. Ltd.	22,126	149,102
#*	OptoElectronics Solutions Co. Ltd.	34,817	913,207
*	OPTUS Pharmaceutical Co. Ltd.	5,680	35,014
#*	Orbitech Co. Ltd.	55,701	442,876

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Oriental Precision & Engineering Co. Ltd.	97,618	$531,494
#	Orion Corp.	125,629	12,204,136
#	Orion Holdings Corp.	208,397	3,663,207
#*	OSTEONIC Co. Ltd.	65,306	292,958
#*	Osung Advanced Materials Co. Ltd.	388,304	381,244
#	Otoki Corp.	11,596	2,866,462
#	Pan Ocean Co. Ltd.	1,602,392	6,016,373
	Pang Rim Co. Ltd.	39,590	152,868
	Paradise Co. Ltd.	320,064	3,445,484
#	Park Systems Corp.	25,044	4,930,187
#	Partron Co. Ltd.	288,291	1,616,807
#*	Pearl Abyss Corp.	30,158	1,202,463
	People & Technology, Inc.	110,651	4,227,677
#*	Peptron, Inc.	9,976	1,780,990
	PHA Co. Ltd.	53,134	470,769
#	PharmaResearch Co. Ltd.	28,863	6,152,386
*	PharmGen Science, Inc.	80,309	228,255
#	Pharmicell Co. Ltd.	216,489	2,688,196
	Philenergy Co. Ltd.	5,400	73,461
#*	Philoptics Co. Ltd.	38,258	1,260,518
#	PI Advanced Materials Co. Ltd.	70,350	1,230,133
	PKC Co. Ltd.	173,863	865,721
#*	Polaris AI Corp.	16,038	101,504
*	Polaris Office Corp.	2,267	7,650
	Pond Group Co. Ltd.	17,619	69,917
#*	PonyLink Co. Ltd.	245,604	132,307
#	Poongsan Corp.	127,154	8,537,253
#	Poongsan Holdings Corp.	47,395	1,445,987
#	Posco DX Co. Ltd.	157,973	3,740,719
	POSCO Future M Co. Ltd.	12,893	2,215,669
#	POSCO Holdings, Inc. (005490 KS)	72,008	22,711,393
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	217,227	17,247,824
#	Posco International Corp.	233,812	13,797,980
#	Posco M-Tech Co. Ltd.	36,109	485,283
#	POSCO Steeleon Co. Ltd.	191,370	1,089,035
#*	Power Logics Co. Ltd.	150,946	529,314
#*	Prestige Biologics Co. Ltd.	54,660	87,797
		Shares	Value»
SOUTH KOREA — (Continued)
#	Protec Co. Ltd.	28,538	$1,604,892
#	PSK Holdings, Inc.	19,964	1,711,133
#	PSK, Inc.	119,141	7,281,323
#	Pulmuone Co. Ltd.	86,111	719,138
#	Pumtech Korea Co. Ltd.	12,664	355,161
	Pungkuk Ethanol Co. Ltd.	6,376	46,102
#	Refine Co. Ltd.	71,948	616,288
*	Remed Co. Ltd.	6,876	14,356
#*	Reyon Pharmaceutical Co. Ltd.	44,887	327,395
#	RFHIC Corp.	45,102	2,895,688
*	RFTech Co. Ltd.	159,006	207,771
#*	Robostar Co. Ltd.	14,611	731,693
*	Robotis Co. Ltd.	11,928	2,594,863
	Rorze Systems Corp.	12,644	81,109
	S&D Co. Ltd.	2,028	76,115
	S&S Tech Corp.	61,424	4,257,006
#	S-1 Corp.	77,889	4,536,946
#	Sajo Industries Co. Ltd.	14,062	506,606
	Sajodaerim Corp.	30,273	670,393
#	Sam Chun Dang Pharm Co. Ltd.	9,741	2,785,224
#	Sam Young Electronics Co. Ltd.	74,785	775,937
#	Sam Yung Trading Co. Ltd.	89,234	1,224,820
#	Sam-A Aluminum Co. Ltd.	14,216	663,733
#	Sambo Corrugated Board Co. Ltd.	29,248	199,344
	Sambo Motors Co. Ltd.	25,988	105,864
#	Samchully Co. Ltd.	9,292	929,095
#	Samho Development Co. Ltd.	83,310	225,298
#	Samhyun Co. Ltd.	8,223	300,064
	Samick Musical Instruments Co. Ltd.	15,973	13,481
#††	Samick THK Co. Ltd.	51,492	411,394
#*	Samil Pharmaceutical Co. Ltd.	81,400	490,620
#	Samji Electronics Co. Ltd.	81,870	1,810,310
#	Samjin Pharmaceutical Co. Ltd.	52,877	668,312
#	Samlip Co. Ltd.	12,651	424,364
#	Sammok S-Form Co. Ltd.	29,939	380,839

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	SAMPYO Cement Co. Ltd.	245,368	$2,821,456
*Ω	Samsung Biologics Co. Ltd.	12,072	12,036,259
	Samsung C&T Corp.	184,630	37,720,753
	Samsung Card Co. Ltd. (029780 KS)	115,331	4,161,796
	Samsung Electro-Mechanics Co. Ltd.	138,224	79,297,048
	Samsung Electronics Co. Ltd. (005930 KS)	10,764,589	1,621,013,456
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	491	1,855,113
#	Samsung Engineering Co. Ltd.	824,339	29,855,068
*	Samsung Episholdings Co. Ltd.	9,314	3,440,230
	Samsung Fire & Marine Insurance Co. Ltd.	107,582	33,596,303
#*	Samsung Heavy Industries Co. Ltd.	878,151	19,342,676
#	Samsung Life Insurance Co. Ltd.	155,333	26,418,912
*	Samsung Pharmaceutical Co. Ltd.	118,387	162,600
*	Samsung SDI Co. Ltd.	107,858	51,082,302
#	Samsung SDS Co. Ltd.	119,436	13,518,977
	Samsung Securities Co. Ltd.	286,971	21,027,602
#	SAMT Co. Ltd.	374,339	1,800,611
#	Samwha Capacitor Co. Ltd.	42,174	1,937,738
#	Samwha Electric Co. Ltd.	15,682	521,325
#*	Samyang Biopharmaceuticals Corp.	27,320	1,419,141
#	Samyang Corp.	7,010	228,655
#	Samyang Foods Co. Ltd.	17,183	15,600,928
#	Samyang Holdings Corp.	25,704	1,216,318
	Samyang Packaging Corp.	14,769	117,230
#	Samyoung Co. Ltd.	134,031	1,031,262
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sang-A Frontec Co. Ltd.	35,354	$658,374
#*	Sangsangin Co. Ltd.	145,727	219,248
#	Sangsin Energy Display Precision Co. Ltd.	65,320	1,181,924
#	Saramin Co. Ltd.	34,288	396,297
#	Satrec Initiative Co. Ltd.	9,250	1,036,652
*	SBI Investment Korea Co. Ltd.	309,597	133,173
#	SD Biosensor, Inc.	275,037	1,568,397
*	SDN Co. Ltd.	60,421	59,420
#	SeAH Besteel Holdings Corp.	124,159	6,354,339
	SeAH Holdings Corp.	495	54,229
#	SeAH Steel Corp.	13,617	1,635,643
#	SeAH Steel Holdings Corp.	17,769	2,884,032
	Sebang Co. Ltd.	69,876	753,624
	Sebang Global Battery Co. Ltd.	46,838	2,102,269
	Sebo Manufacturing Engineer Corp.	1,176	18,708
#	Seegene, Inc.	152,741	2,540,487
#	Segyung Hitech Co. Ltd.	57,444	186,877
#	Sejin Heavy Industries Co. Ltd.	68,614	964,038
#	Sejong Industrial Co. Ltd.	112,104	606,561
#*	Sekonix Co. Ltd.	56,155	213,755
#*	SELVAS Healthcare, Inc.	37,691	111,555
*	SEMCNS Co. Ltd.	9,872	96,425
#	Sempio Foods Co.	8,674	159,551
#	Semyung Electric Machinery Co. Ltd.	21,537	212,750
#	Seobu T&D	236,941	2,408,253
	Seohan Co. Ltd.	581,657	426,439
#††	Seohee Construction Co. Ltd.	788,596	323,796
*	Seojin System Co. Ltd.	137,325	5,576,690
#*	Seoul Auction Co. Ltd.	38,918	182,661
#	Seoul City Gas Co. Ltd.	3,726	164,631
#*	Seoul Semiconductor Co. Ltd.	267,318	3,012,835
#	Seoyon Co. Ltd.	94,901	610,045
#	Seoyon E-Hwa Co. Ltd.	112,533	1,079,518
*††	Setopia Co. Ltd.	21,456	217

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SFA Engineering Corp.	94,527	$2,023,087
#*	SFA Semicon Co. Ltd.	364,361	2,086,716
#	SGC Energy Co. Ltd.	55,850	2,247,936
#*	Shin Heung Energy & Electronics Co. Ltd.	121,287	868,656
#*	Shin Poong Pharmaceutical Co. Ltd.	25,237	199,547
#	Shindaeyang Paper Co. Ltd.	105,995	934,096
	Shinhan Financial Group Co. Ltd. (055550 KS)	1,091,019	74,089,676
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	176,995	12,184,336
#*	SHINHWAPRITECH Co. Ltd.	141,153	244,221
#	Shinil Electronics Co. Ltd.	231,645	230,910
#	Shinsegae Information & Communication Co. Ltd.	21,959	315,853
#	Shinsegae International, Inc.	78,697	795,568
	Shinsegae, Inc.	48,458	13,392,335
#	Shinsung Delta Tech Co. Ltd.	28,465	1,125,091
#*	Shinsung E&G Co. Ltd.	539,210	1,452,364
#	Shinsung ST Co. Ltd.	5,010	126,714
*	Shinwha Intertek Corp.	94,466	124,367
#	Shinwon Corp.	345,611	324,689
#*	Shinyoung Securities Co. Ltd.	29,565	3,983,435
*	Showbox Corp.	32,873	66,553
#	Silicon2 Co. Ltd.	135,630	4,064,857
	Silla Co. Ltd.	14,535	95,043
#	SIMMTECH Co. Ltd.	102,488	6,153,238
	SIMPAC, Inc.	77,451	307,224
	Sindoh Co. Ltd.	26,903	908,464
	Sinil Pharm Co. Ltd.	22,549	95,662
#*	SK Biopharmaceuticals Co. Ltd.	76,501	5,223,717
#*	SK Bioscience Co. Ltd.	48,048	1,408,483
#	SK Chemicals Co. Ltd.	43,185	1,739,846
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Discovery Co. Ltd.	83,920	$3,167,053
#*	SK Eternix Co. Ltd.	119,545	4,726,902
#	SK Gas Ltd.	19,191	3,740,977
	SK Hynix, Inc.	994,055	886,466,434
#*Ω	SK IE Technology Co. Ltd.	107,926	1,943,498
#	SK Innovation Co. Ltd.	105,886	10,512,044
#	SK Networks Co. Ltd.	593,494	2,357,418
#*	SK oceanplant Co. Ltd.	143,541	2,394,708
#*	SK Securities Co. Ltd.	1,124,958	4,003,512
	SK Telecom Co. Ltd. (017670 KS)	202,742	13,138,110
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	483	18,064
	SK, Inc.	117,873	34,312,202
#*	SKC Co. Ltd.	12,038	970,822
#	SL Corp.	134,564	5,763,720
	SM Entertainment Co. Ltd.	35,704	2,341,441
*	SMEC Co. Ltd.	394,337	1,192,528
#*	Smotronic Co. Ltd.	73,679	137,687
#	SNT Dynamics Co. Ltd.	110,173	4,472,754
#	SNT Holdings Co. Ltd.	50,310	2,121,896
#	SNT Motiv Co. Ltd.	142,786	3,389,331
#	SOCAR, Inc.	28,690	345,854
#*	S-Oil Corp.	187,740	17,086,564
*	Solborn, Inc.	8,117	20,762
#	Solid, Inc.	315,105	3,656,427
#	SOLUM Co. Ltd.	191,948	2,529,223
#	Solus Advanced Materials Co. Ltd.	127,971	1,143,312
#	Songwon Industrial Co. Ltd.	94,974	1,017,834
#	Soop Co. Ltd.	56,666	2,243,656
#	Soosan Industries Co. Ltd.	36,072	836,267
	Soulbrain Co. Ltd.	19,622	6,173,907
	Soulbrain Holdings Co. Ltd.	38,911	1,945,587
#	SP SAMHWA Co. Ltd.	83,510	534,615
	SPG Co. Ltd.	27,155	2,372,956
#	Spigen Korea Co. Ltd.	24,455	442,781
	ST Pharm Co. Ltd.	29,693	3,076,636
#*	STIC Investments, Inc.	182,158	1,247,422

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Straffic Co. Ltd.	113,879	$297,024
#*	Studio Dragon Corp.	63,179	1,493,191
#*	STX Engine Co. Ltd.	13,781	581,756
#*	Sugentech, Inc.	39,078	147,189
#	Suheung Co. Ltd.	31,138	422,535
#*	Sukgyung AT Co. Ltd.	6,779	262,376
#	Sun Kwang Co. Ltd.	24,057	387,862
#	Sung Kwang Bend Co. Ltd.	97,446	3,071,915
#*	Sungchang Enterprise Holdings Ltd.	55,580	269,690
#	Sungshin Cement Co. Ltd.	147,254	1,143,007
#	Sungwoo Hitech Co. Ltd.	419,890	2,542,595
#	Sunjin Co. Ltd.	98,112	714,545
	Sunny Electronics Corp.	39,726	49,025
#*	Suprema, Inc.	29,598	1,119,497
#*	Suresoft Technologies, Inc.	26,545	135,626
#*	SV Investment Corp.	117,165	321,802
#	SY Co. Ltd.	187,830	380,866
#*	SY Steel Tech, Inc.	35,946	91,085
#*	Synergy Innovation Co. Ltd.	192,671	274,631
#*	Synopex, Inc.	424,648	1,720,158
	Systems Technology, Inc.	54,558	1,406,728
	SYTS Corp.	10,960	446,175
#	T&L Co. Ltd.	31,122	1,296,672
	T3 Entertainment Co. Ltd.	18,676	44,334
#	Tae Kyung Industrial Co. Ltd.	53,062	183,506
#	Taekwang Industrial Co. Ltd.	1,728	1,393,480
#	TAEKYUNG BK Co. Ltd.	73,928	238,676
#*	Taewoong Co. Ltd.	69,817	2,532,007
#	Taeyang Metal Industrial Co. Ltd.	197,725	433,384
#*	Taeyoung Engineering & Construction Co. Ltd.	100,288	132,893
#*	Taihan Cable & Solution Co. Ltd.	150,810	5,799,313
#	TCC Steel	74,739	1,007,195
#	TechWing, Inc.	89,928	3,562,637
*	Tego Science, Inc.	10,158	85,506
#*	Telechips, Inc.	54,858	536,180
#	TEMC Co. Ltd.	15,597	183,382
#	TES Co. Ltd.	58,140	3,376,156
#*	TFE Co. Ltd.	5,543	253,587
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Theragen Etex Co. Ltd.	192,630	$394,588
	TK Corp.	141,789	4,430,608
#	TKG Huchems Co. Ltd.	139,084	1,778,334
#	TLB Co. Ltd.	22,342	1,355,434
#	Tokai Carbon Korea Co. Ltd.	30,565	6,167,560
*	Tongyang Life Insurance Co. Ltd.	278,052	1,562,830
#*	Tongyang, Inc.	994,398	541,180
#	Tonymoly Co. Ltd.	35,958	185,226
#	Toptec Co. Ltd.	149,281	462,757
	Tovis Co. Ltd.	92,248	1,106,583
*	Trinity Airways Co. Ltd.	217,039	135,802
#	TS Corp.	315,329	620,085
#	TSE Co. Ltd.	11,580	1,342,952
#	Tuksu Construction Co. Ltd.	80,139	367,001
#	TYM Corp.	266,928	1,454,554
#	Ubiquoss Holdings, Inc.	27,880	291,140
#	Ubiquoss, Inc.	60,437	608,583
#*	Ubivelox, Inc.	42,253	159,222
#	Uju Electronics Co. Ltd.	43,321	1,167,269
*	Uni-Chem Co. Ltd.	221,847	93,267
	Unick Corp.	8,991	29,101
#	Unid Co. Ltd.	23,928	1,536,105
#	Union Semiconductor Equipment & Materials Co. Ltd.	109,449	866,544
#	Uniquest Corp.	61,270	305,530
*	Unison Co. Ltd.	218,973	200,225
#*	UniTest, Inc.	54,219	681,788
#	Unitrontech Co. Ltd.	114,109	440,740
#	Value Added Technology Co. Ltd.	48,364	755,667
#	Viatron Technologies, Inc.	49,520	387,056
#	VICTEK Co. Ltd.	93,274	362,213
*††	Vidente Co. Ltd.	125,954	52,905
#	Vieworks Co. Ltd.	35,843	660,373
#*	Vina Tech Co. Ltd.	9,996	1,205,749
#	Vitzro Tech Co. Ltd.	82,846	956,350
#	Vitzrocell Co. Ltd.	163,524	6,337,499
#*	VM, Inc.	53,855	1,974,160
*	Voronoi, Inc.	4,275	830,249
#*	VT Co. Ltd.	118,299	1,364,112
#	Webcash Corp.	25,580	159,456
#	Webzen, Inc.	78,977	651,083
	Wemade Co. Ltd.	13,596	230,113

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Whanin Pharmaceutical Co. Ltd.	74,598	$597,617
#	WINS Technet Co. Ltd.	64,096	565,029
	WiSoL Co. Ltd.	103,456	527,196
#*	Won Ik Corp.	11,615	83,536
#	Won Tech Co. Ltd.	211,414	1,050,668
*	Wonik Holdings Co. Ltd.	230,899	5,200,339
	WONIK IPS Co. Ltd.	89,127	7,202,528
#	Wonik Materials Co. Ltd.	48,585	1,751,397
*	Wonik Pne Co. Ltd.	18,249	49,207
#	Wonik QnC Corp.	91,432	2,374,937
#	Woojin, Inc.	84,191	1,618,324
#	Woongjin Thinkbig Co. Ltd.	375,295	291,997
	Woori Financial Group, Inc. (316140 KS)	2,702,534	61,628,968
#*	Woori Technology Investment Co. Ltd.	56,732	252,895
#*	Woori Technology, Inc.	236,004	3,483,941
#	Woorison F&G Co. Ltd.	132,405	158,904
#	Wooshin Systems Co. Ltd.	37,474	155,225
#	Worldex Industry & Trading Co. Ltd.	67,705	1,523,112
#*	W-Scope Chungju Plant Co. Ltd.	43,952	586,304
*	Wysiwyg Studios Co. Ltd.	96,650	26,923
#	Xexymix Corp.	15,219	45,184
*	Xperix, Inc.	14,056	35,302
#	Y G-1 Co. Ltd.	91,765	980,755
*	YC Corp.	64,319	968,886
#	Y-entec Co. Ltd.	8,462	42,880
*	Yest Co. Ltd.	3,159	58,954
	YG Entertainment, Inc.	43,323	1,589,740
#	YG PLUS	135,962	472,093
	YMC Co. Ltd.	26,988	74,675
#*	YMT Co. Ltd.	31,107	380,132
#	Youlchon Chemical Co. Ltd.	24,264	425,024
#	Young Poong Corp.	22,078	986,325
#	Youngone Corp.	147,248	8,256,279
#	Youngone Holdings Co. Ltd.	49,015	6,927,836
*	YTN Co. Ltd.	12,525	29,478
		Shares	Value»
SOUTH KOREA — (Continued)
#	Yuanta Securities Korea Co. Ltd.	606,739	$2,169,671
#	Yuhan Corp.	38,477	2,400,232
	YuHwa Securities Co. Ltd.	32,205	77,556
#*	Yungjin Pharmaceutical Co. Ltd.	219,028	262,198
#	Yunsung F&C Co. Ltd.	7,162	178,053
#	Zeus Co. Ltd.	121,593	1,342,540
#	Zinus, Inc.	58,085	506,312
TOTAL SOUTH KOREA			6,427,146,675
TAIWAN — (24.0%)
	104 Corp.	31,000	216,106
#	91APP, Inc.	344,000	714,258
#	Aaeon Technology, Inc.	80,680	313,041
#	ABC Taiwan Electronics Corp.	503,402	479,423
	Abico Avy Co. Ltd.	860,448	1,115,841
#	Ability Enterprise Co. Ltd.	2,036,962	5,108,193
#	Ability Opto-Electronics Technology Co. Ltd.	275,471	950,241
	Abnova Corp.	84,000	57,340
#	AcBel Polytech, Inc.	4,507,033	6,861,124
	Accton Technology Corp.	1,267,369	92,817,721
	Ace Pillar Co. Ltd.	47,000	126,890
	Acer Cyber Security, Inc.	8,446	44,766
#	Acer E-Enabling Service Business, Inc.	65,000	401,071
#	Acer, Inc.	12,848,595	11,297,100
#	ACES Electronic Co. Ltd.	878,044	2,448,853
*	Acme Electronics Corp.	80,000	72,987
*	Acon Holding, Inc.	1,679,955	371,553
#	Acter Group Corp. Ltd.	604,122	16,149,097
#	Action Electronics Co. Ltd.	1,229,000	496,141
#	Actron Technology Corp.	316,018	1,375,534
#	ADATA Technology Co. Ltd.	1,848,501	26,408,599

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Addcn Technology Co. Ltd.	207,776	$1,016,718
#*	Adimmune Corp.	1,186,000	664,629
#	Adlink Technology, Inc.	293,000	699,105
#	Advanced Ceramic X Corp.	249,000	1,362,629
#	Advanced Energy Solution Holding Co. Ltd.	147,000	5,267,591
#	Advanced International Multitech Co. Ltd.	1,048,000	1,955,346
#*	Advanced Optoelectronic Technology, Inc.	781,000	665,186
#	Advanced Power Electronics Corp.	461,000	1,757,527
#	Advancetek Enterprise Co. Ltd.	1,993,662	1,659,631
#	Advantech Co. Ltd.	992,940	11,354,712
	AEON Motor Co. Ltd.	335,000	266,578
	Aerospace Industrial Development Corp.	2,910,000	4,339,432
#	AGV Products Corp.	3,163,603	990,354
#	AIC, Inc.	30,000	646,313
#	Air Asia Co. Ltd.	84,000	125,106
#	Airoha Technology Corp.	84,000	1,473,501
	Airtac International Group	430,335	20,092,303
#	Alchip Technologies Ltd.	136,000	18,190,667
#	Alexander Marine Co. Ltd.	129,563	698,157
#*	ALI Corp.	216,953	162,500
	All Ring Tech Co. Ltd.	22,000	842,843
#	Allied Circuit Co. Ltd.	197,356	2,642,382
#	Allied Supreme Corp.	295,000	2,100,985
#	Allis Electric Co. Ltd.	1,059,043	3,708,102
	Allmind Holdings Corp.	35,000	48,554
	Alltek Technology Corp.	1,298,506	2,150,160
#	Alltop Technology Co. Ltd.	281,531	2,968,551
#	Alpha Networks, Inc.	1,563,873	1,676,564
#	Altek Corp.	1,975,985	2,548,311
#	Amazing Microelectronic Corp.	505,849	1,249,852
	Ambassador Hotel	1,701,000	2,249,621
	AMPACS Corp.	434,000	411,528
		Shares	Value»
TAIWAN — (Continued)
#	Ampak Technology, Inc.	244,000	$483,559
#	Ampire Co. Ltd.	691,000	551,877
	Ample Electronic Technology Co. Ltd.	26,250	205,163
#	AMPOC Far-East Co. Ltd.	675,400	2,667,583
#	AmTRAN Technology Co. Ltd.	3,912,897	5,199,592
*	Amulaire Thermal Technology, Inc.	97,000	92,115
#	Anderson Industrial Corp.	245,247	226,225
#	Anji Technology Co. Ltd.	505,933	536,867
#	Aopen, Inc.	98,000	151,244
#	Apac Opto Electronics, Inc.	277,000	1,917,652
#	Apacer Technology, Inc.	712,005	5,076,315
#	APAQ Technology Co. Ltd.	118,000	609,313
#	APCB, Inc.	712,000	432,817
#	Apex Biotechnology Corp.	426,625	385,185
#	Apex Dynamics, Inc.	52,000	1,272,256
#*	Apex International Co. Ltd.	1,224,074	2,053,324
#	Apex Science & Engineering	761,437	257,422
#	ARBOR Technology Corp.	194,000	325,051
#	Arcadyan Technology Corp.	1,088,759	5,512,965
	Ardentec Corp.	4,343,993	27,272,138
#	ARES International Corp.	103,000	172,198
#	Argosy Research, Inc.	414,391	2,211,242
	Arizon RFID Technology Cayman Co. Ltd.	43,000	139,270
	ASE Technology Holding Co. Ltd.	10,456,387	163,900,202
#	Asia Cement Corp.	7,878,655	8,736,410
#	Asia Electronic Material Co. Ltd.	573,000	809,707
	Asia Metal Industries, Inc.	42,000	514,708
#	Asia Optical Co., Inc.	1,373,000	6,126,608
*	Asia Plastic Recycling Holding Ltd.	1,370,533	218,603

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Asia Polymer Corp.	2,652,858	$1,262,299
#	Asia Tech Image, Inc.	408,000	932,950
	Asia Vital Components Co. Ltd.	762,183	69,780,361
#	ASIX Electronics Corp.	199,000	652,897
#	ASMedia Technology, Inc.	65,048	2,862,068
#	ASolid Technology Co. Ltd.	153,000	438,885
	ASPEED Technology, Inc.	116,098	62,411,077
#	ASROCK, Inc.	389,000	2,945,585
#	Asustek Computer, Inc.	1,444,861	26,770,390
#	ATE Energy International Co. Ltd.	622,663	474,735
#	Aten International Co. Ltd.	583,715	1,275,192
#	Audix Corp.	582,375	1,230,494
#	AUO Corp. (2409 TT)	21,407,198	11,771,853
#	AURAS Technology Co. Ltd.	113,303	4,183,958
#	Aurona Industries, Inc.	433,000	1,113,331
#	Aurora Corp.	341,258	616,036
#	Avalue Technology, Inc.	333,000	966,003
	AVer Information, Inc.	41,000	51,073
#	Avermedia Technologies	554,000	834,459
#	Axiomtek Co. Ltd.	485,659	1,670,139
#	Azurewave Technologies, Inc.	523,000	1,016,382
#	Bafang Yunji International Co. Ltd.	272,000	1,524,810
#	Bank of Kaohsiung Co. Ltd.	5,652,887	2,116,917
#	Basso Industry Corp.	857,284	880,388
#	BenQ Materials Corp.	1,224,000	1,001,810
#*	BES Engineering Corp.	9,819,306	4,065,724
	Best Precision Industrial Co. Ltd.	17,000	68,559
#*	Billion Electric Co. Ltd.	458,000	269,793
#*	Bin Chuan Enterprise Co. Ltd.	663,257	1,232,073
#	B'in Live Co. Ltd.	81,897	189,542
#*	Bionime Corp.	243,507	476,365
		Shares	Value»
TAIWAN — (Continued)
#*	Biostar Microtech International Corp.	895,712	$1,214,095
#	Bioteque Corp.	406,680	1,484,680
#	Bizlink Holding, Inc.	933,782	83,847,207
#	Bon Fame Co. Ltd.	163,000	282,985
#	Bonny Worldwide Ltd.	26,000	121,333
#	Bora Pharmaceuticals Co. Ltd.	369,883	4,809,883
#	Brave C&H Supply Co. Ltd.	157,000	374,210
#	Bright Led Electronics Corp.	567,180	569,145
#	Brightek Optoelectronic Co. Ltd.	207,000	280,263
	Brighton-Best International Taiwan, Inc.	2,965,749	3,153,881
#	Brillian Network & Automation Integrated System Co. Ltd.	44,540	639,039
*	BRIM Biotechnology, Inc.	31,000	22,578
#	Brogent Technologies, Inc.	74,070	219,952
	C Sun Manufacturing Ltd.	644,258	12,590,270
#*	Calin Technology Co. Ltd.	399,000	368,865
#	Calitech Co. Ltd.	51,000	156,482
#*	Caliway Biopharmaceuticals Co. Ltd.	462,000	1,532,746
*	Cameo Communications, Inc.	1,466,435	409,494
#	Capital Futures Corp.	810,187	1,439,958
#	Capital Securities Corp.	10,784,614	9,615,747
#*	Career Technology MFG. Co. Ltd.	3,635,993	2,090,669
#*	Carnival Industrial Corp.	505,530	142,080
*	Casing Macron Technology Co. Ltd.	18,839	7,858
#	Castles Technology Co. Ltd.	481,940	729,151
#	Caswell, Inc.	284,000	732,159
#	Catcher Technology Co. Ltd.	2,242,872	14,773,097

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Cathay Chemical Works	106,000	$155,380
	Cathay Consolidated, Inc.	69,099	201,325
#	Cathay Financial Holding Co. Ltd.	14,085,826	34,385,093
	Cathay Real Estate Development Co. Ltd.	4,322,600	3,179,695
#*	Cayman Engley Industrial Co. Ltd.	283,801	195,527
*	CCP Contact Probes Co. Ltd.	439,313	3,950,656
#	Celxpert Energy Corp.	599,690	648,806
#	Cenra, Inc.	829,000	830,256
#	Center Laboratories, Inc.	3,614,910	4,496,079
#	Central Reinsurance Co. Ltd.	2,311,575	2,196,795
#	Century Iron & Steel Industrial Co. Ltd.	1,040,000	3,340,418
	Chailease Holding Co. Ltd.	5,736,690	21,024,719
#	Chain Chon Industrial Co. Ltd.	1,092,483	338,440
#*	ChainQui Construction Development Co. Ltd.	753,946	322,476
#	Chaintech Technology Corp.	245,000	236,762
#	Champion Building Materials Co. Ltd.	1,595,451	432,187
#	Champion Microelectronic Corp.	98,000	167,769
	Chang Hwa Commercial Bank Ltd.	15,857,714	10,600,184
#	Chang Wah Electromaterials, Inc.	2,458,190	3,752,509
#	Chang Wah Technology Co. Ltd.	2,356,450	3,909,007
#	Channel Well Technology Co. Ltd.	1,329,000	2,358,798
#	Chant Sincere Co. Ltd.	303,000	833,964
#	Charoen Pokphand Enterprise	1,376,582	6,026,775
		Shares	Value»
TAIWAN — (Continued)
#	CHC Healthcare Group	775,000	$714,620
	CHC Resources Corp.	481,048	1,060,115
#	Chen Full International Co. Ltd.	574,000	1,156,182
#	Chenbro Micom Co. Ltd.	205,000	7,450,533
#	Cheng Fwa Industrial Co. Ltd.	523,000	295,625
	Cheng Loong Corp.	5,440,160	3,028,361
#*	Cheng Mei Materials Technology Corp.	3,635,574	4,536,279
#	Cheng Shin Rubber Industry Co. Ltd.	5,400,508	5,344,006
#	Cheng Uei Precision Industry Co. Ltd.	2,507,630	2,969,426
#	Chenming Electronic Technology Corp.	489,708	1,643,865
	Chia Chang Co. Ltd.	855,000	1,030,055
	Chia Hsin Cement Corp.	3,137,921	1,334,204
	Chialin Precision Industrial Co. Ltd.	13,000	28,802
#	Chicony Electronics Co. Ltd.	2,686,689	10,578,983
#	Chicony Power Technology Co. Ltd.	1,183,696	3,042,210
#	Chief Telecom, Inc.	143,900	1,562,038
	Chien Kuo Construction Co. Ltd.	922,691	1,189,139
	Chien Shing Harbour Service Co. Ltd.	206,000	273,839
#	Chime Ball Technology Co. Ltd.	149,282	346,640
#	China Airlines Ltd.	17,919,057	10,155,777
#	China Bills Finance Corp.	3,892,000	2,064,864
	China Container Terminal Corp.	366,000	259,659
	China Ecotek Corp.	178,000	286,050
#	China Electric Manufacturing Corp.	1,808,658	686,343
	China Fineblanking Technology Co. Ltd.	213,009	146,137
#	China General Plastics Corp.	2,763,607	1,299,955
#	China Glaze Co. Ltd.	774,022	634,611

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	China Man-Made Fiber Corp.	8,540,227	$1,775,258
#	China Metal Products	2,110,405	1,392,765
#	China Motor Corp.	1,469,286	2,523,563
#*	China Petrochemical Development Corp.	25,757,099	6,059,125
#	China Steel Chemical Corp.	1,056,998	2,613,995
#	China Steel Corp.	29,017,440	17,229,543
#	China Steel Structure Co. Ltd.	530,000	716,548
#	China Wire & Cable Co. Ltd.	671,680	680,626
#	Chinese Maritime Transport Ltd.	573,964	986,369
#	Ching Feng Home Fashions Co. Ltd.	861,860	497,886
#	Chin-Poon Industrial Co. Ltd.	2,600,617	4,254,270
*	Chip Hope Co. Ltd.	107,000	149,989
#	Chipbond Technology Corp.	4,727,000	24,639,447
#	ChipMOS Technologies, Inc. (8150 TT)	3,976,155	8,937,261
#	ChipMOS Technologies, Inc. (IMOS US), ADR	60,690	2,768,698
#	Chlitina Holding Ltd.	369,596	1,245,237
	Chong Hong Development Co. Ltd.	1,485,875	3,660,995
#	Chroma ATE, Inc.	625,705	42,754,619
#	Chun YU Works & Co. Ltd.	1,438,500	669,527
#	Chun Yuan Steel Industry Co. Ltd.	3,122,177	2,443,861
#*	Chung Hung Steel Corp.	5,206,926	2,911,158
	Chung Hwa Food Industrial Co. Ltd.	111,226	261,015
#*	Chung Hwa Pulp Corp.	2,739,308	1,126,616
	Chung Lien Co. Ltd.	24,000	24,751
	Chung Tai Resource Technology Corp.	76,000	206,158
	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	10,093,262
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	345,000	307,453
		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Precision Test Tech Co. Ltd.	70,000	$7,837,672
#	Chunghwa Telecom Co. Ltd. (2412 TT)	5,266,000	22,610,656
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	64,401	2,791,139
#	CKM Applied Materials Corp.	145,000	137,594
#	Cleanaway Co. Ltd. (8422 TT)	5,370,000	4,710,109
	Clevo Co.	3,005,482	3,662,677
#	CMC Magnetics Corp.	7,080,967	2,287,844
#	C-Media Electronics, Inc.	94,000	118,344
#	Collins Co. Ltd.	758,060	297,370
#	Compal Electronics, Inc.	14,594,560	13,492,123
#	Compeq Manufacturing Co. Ltd.	4,820,000	37,586,074
	Complex Micro Interconnection Co. Ltd.	36,000	43,316
	Compucase Enterprise	419,000	855,010
#	Concord International Securities Co. Ltd.	658,807	601,474
#	Concord Securities Co. Ltd.	4,466,004	2,769,695
#	Continental Holdings Corp.	2,694,250	1,765,912
#	Contrel Technology Co. Ltd.	1,064,000	3,552,231
#	Coremax Corp.	467,773	1,270,425
#	Coretronic Corp.	2,117,600	4,501,276
#	Co-Tech Development Corp.	1,578,800	20,101,595
	Coxon Precise Industrial Co. Ltd.	151,000	69,770
	Creative Sensor, Inc.	12,600	19,844
#	Crowell Development Corp.	589,400	418,805
	Cryomax Cooling System Corp.	78,565	79,448
	CS Group Investment Holding Ltd.	1,336,000	801,627
	CTBC Financial Holding Co. Ltd.	55,387,931	91,612,928
	CTCI Advanced Systems, Inc.	33,000	170,273
#	CTCI Corp.	4,745,437	5,531,504

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cub Elecparts, Inc.	123,000	$470,962
#	CviLux Corp.	560,471	2,232,115
#	CX Technology Co. Ltd.	133,875	112,816
#	Cyberlink Corp.	205,504	427,451
#	CyberPower Systems, Inc.	347,450	2,069,131
#*	CyberTAN Technology, Inc.	2,354,873	1,875,954
#*	Cypress Technology Co. Ltd.	284,589	211,346
	Cystech Electronics Corp.	32,985	112,238
#	DA CIN Construction Co. Ltd.	1,642,247	3,746,865
	Dafeng TV Ltd.	430,061	636,525
#	Dah San Electric Wire & Cable Co. Ltd.	434,627	627,151
	Da-Li Development Co. Ltd.	2,626,741	3,776,916
#	Darfon Electronics Corp.	1,454,700	1,232,934
#	Darwin Precisions Corp.	2,333,073	951,238
	Data Image Corp.	25,000	34,888
	Davicom Semiconductor, Inc.	57,000	47,541
	Daxin Materials Corp.	312,500	4,445,403
#	De Licacy Industrial Co. Ltd.	1,738,592	550,799
#	Delpha Construction Co. Ltd.	1,158,000	763,649
	Delta Electronics, Inc.	1,741,028	122,090,366
#	Depo Auto Parts Ind Co. Ltd.	874,634	3,465,186
	Desiccant Technology Corp.	28,400	216,346
	DFI, Inc.	71,000	127,481
#	Dimerco Data System Corp.	218,686	648,816
	Dimerco Express Corp.	1,179,158	2,907,085
	DingZing Advanced Materials, Inc.	4,000	10,762
#	D-Link Corp.	3,535,537	1,565,218
	Donpon Precision, Inc.	312,200	462,564
#	Dr. Wu Skincare Co. Ltd.	153,000	482,715
	Draytek Corp.	356,000	273,925
#	Drewloong Precision, Inc.	171,241	784,463
#	Dyaco International, Inc.	650,093	429,248
		Shares	Value»
TAIWAN — (Continued)
#	Dynamic Holding Co. Ltd.	1,818,078	$10,272,922
#	Dynamic Medical Technologies, Inc.	73,326	129,783
#	Dynapack International Technology Corp.	1,030,000	12,022,885
#	E Ink Holdings, Inc.	1,773,000	7,801,677
	E.Sun Financial Holding Co. Ltd.	29,019,250	29,280,861
#	Eastech Holding Ltd.	300,000	728,883
	Eastern Media International Corp.	2,051,480	1,316,632
#	Eclat Textile Co. Ltd.	614,518	6,528,579
#	eCloudvalley Digital Technology Co. Ltd.	61,000	133,339
#	ECOVE Environment Corp.	209,000	1,906,684
#	Edimax Technology Co. Ltd.	1,230,423	571,546
#	Edison Opto Corp.	677,345	502,326
#*	Edom Technology Co. Ltd.	1,339,141	1,633,709
#	eGalax_eMPIA Technology, Inc.	318,267	513,201
#*	Egis Technology, Inc.	364,000	1,427,758
#*	EirGenix, Inc.	172,000	245,913
#	Elan Microelectronics Corp.	1,647,026	7,147,975
#	E-Lead Electronic Co. Ltd.	364,746	638,757
#	E-LIFE MALL Corp.	504,000	795,556
#	Elite Advanced Laser Corp.	737,320	7,216,449
	Elite Material Co. Ltd.	582,839	86,845,704
	Elite Semiconductor Microelectronics Technology, Inc.	43,390	238,963
#	Elitegroup Computer Systems Co. Ltd.	1,994,028	1,309,100
#	eMemory Technology, Inc.	180,000	22,795,702
#	Emerging Display Technologies Corp.	829,000	600,447
#	Ennoconn Corp.	693,298	7,121,393
#	Ennostar, Inc.	4,657,431	10,985,447
	EnTie Commercial Bank Co. Ltd.	2,316,166	999,600
	EOI Investment Holdings Co. Ltd.	372,000	229,423
#*	Epileds Technologies, Inc.	484,000	734,412

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Episil Technologies, Inc.	50,000	$106,616
	Episil-Precision, Inc.	217,015	625,154
#	Eris Technology Corp.	141,689	990,989
#	Eson Precision Ind Co. Ltd.	812,000	2,745,697
#	Eternal Materials Co. Ltd.	6,250,099	15,738,134
#	Eurocharm Holdings Co. Ltd.	214,000	1,127,540
	Eva Airways Corp.	16,480,695	17,454,005
#	Ever Supreme Bio Technology Co. Ltd.	154,606	629,470
*	Everest Textile Co. Ltd.	3,090,829	681,412
#	Evergreen Aviation Technologies Corp.	690,000	3,364,109
#	Evergreen International Storage & Transport Corp.	1,731,000	2,611,104
#	Evergreen Marine Corp. Taiwan Ltd.	2,949,568	18,868,861
#	EVERGREEN Steel Corp.	1,127,000	3,484,404
#	Everlight Chemical Industrial Corp.	2,990,756	5,451,978
	Everlight Electronics Co. Ltd.	3,453,570	7,787,396
*	Everspring Industry Co. Ltd.	428,300	132,671
#	Evertop Wire Cable Corp.	709,000	498,721
#	Excel Cell Electronic Co. Ltd.	135,000	95,630
#	Excelsior Medical Co. Ltd.	1,160,240	2,616,064
*	Falcon Machine Tools Co. Ltd.	84,000	40,633
#	Far Eastern Department Stores Ltd.	8,012,000	5,629,087
	Far Eastern International Bank	23,213,575	9,000,934
#	Far Eastern New Century Corp.	11,858,705	9,680,556
	Far EasTone Telecommunications Co. Ltd.	5,821,391	17,361,506
#	Faraday Technology Corp.	1,097,837	5,927,555
		Shares	Value»
TAIWAN — (Continued)
	Farglory F T Z Investment Holding Co. Ltd.	960,653	$1,412,206
#	Farglory Land Development Co. Ltd.	1,494,105	3,250,357
#	FDC International Hotels Corp.	112,000	140,029
	Feature Integration Technology, Inc.	13,000	49,244
#*	Federal Corp.	2,382,938	1,417,730
#	Feedback Technology Corp.	241,070	1,482,851
	Feng Hsin Steel Co. Ltd.	2,985,131	5,742,977
#	Feng TAY Enterprise Co. Ltd.	1,977,959	4,405,861
#	FIC Global, Inc.	237,000	497,472
#*	FineMat Applied Materials Co. Ltd.	167,000	163,845
#	FineTek Co. Ltd.	141,770	450,214
#	Firich Enterprises Co. Ltd.	456,000	323,862
#	First Copper Technology Co. Ltd.	458,000	547,413
	First Financial Holding Co. Ltd.	27,131,807	24,781,200
#	First Hotel	1,433,293	562,933
#	First Insurance Co. Ltd.	1,874,640	1,547,439
*	First Steamship Co. Ltd.	5,234,961	830,725
#	FIT Holding Co. Ltd.	1,082,436	692,281
#	Fitipower Integrated Technology, Inc.	600,700	2,911,209
#*	Fittech Co. Ltd.	266,945	1,297,907
*	FLEXium Interconnect, Inc.	2,068,724	4,342,742
#	Flytech Technology Co. Ltd.	706,070	2,431,981
#	FocalTech Systems Co. Ltd.	1,112,000	1,782,426
#	Forcecon Tech Co. Ltd.	539,447	1,626,822
	Forcelead Technology Corp.	28,000	155,122
#	Forest Water Environment Engineering Co. Ltd.	253,176	289,272

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	$2,706,529
#	Formosa Chemicals & Fibre Corp.	8,250,198	13,729,839
	Formosa International Hotels Corp.	363,975	1,938,741
#	Formosa Laboratories, Inc.	754,467	1,293,474
	Formosa Oilseed Processing Co. Ltd.	448,517	454,151
#	Formosa Optical Technology Co. Ltd.	223,000	689,527
#	Formosa Petrochemical Corp.	1,843,000	3,293,125
#	Formosa Plastics Corp.	9,736,770	15,899,409
#	Formosa Sumco Technology Corp.	324,000	1,971,691
#	Formosa Taffeta Co. Ltd.	4,980,460	2,513,351
#	Formosan Rubber Group, Inc.	1,503,128	1,248,025
	Formosan Union Chemical Corp.	2,224,936	1,311,994
#	Fortune Electric Co. Ltd.	496,687	14,143,884
*	Forward Electronics Co. Ltd.	103,000	41,306
#	Fositek Corp.	52,000	3,488,804
	Founding Construction & Development Co. Ltd.	1,466,882	663,686
#	Foxconn Technology Co. Ltd.	3,617,241	5,996,453
#	Foxsemicon Integrated Technology, Inc.	544,402	5,410,939
#	Foxwell Power Co. Ltd.	58,000	117,730
#	Franbo Lines Corp.	1,655,881	902,720
#	Froch Enterprise Co. Ltd.	1,234,384	624,234
#	FSP Technology, Inc.	946,619	1,492,369
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	664,409	543,040
#	Fu Hua Innovation Co. Ltd.	2,863,398	1,257,878
		Shares	Value»
TAIWAN — (Continued)
#	Fubon Financial Holding Co. Ltd.	14,957,009	$42,628,814
#	Fulgent Sun International Holding Co. Ltd.	1,131,025	2,787,256
#	Fullerton Technology Co. Ltd.	695,670	557,637
#*	Fulltech Fiber Glass Corp.	3,646,388	12,904,798
#	Fusheng Precision Co. Ltd.	703,000	5,599,577
	Fwusow Industry Co. Ltd.	1,502,109	641,084
#	G Shank Enterprise Co. Ltd.	1,186,562	4,459,659
#	Galaxy Software Services Corp.	22,044	73,524
#	Gallant Micro Machining Co. Ltd.	16,000	757,556
#	Gallant Precision Machining Co. Ltd.	74,000	310,787
#	Gamania Digital Entertainment Co. Ltd.	876,000	1,095,948
#*	GCS Holdings, Inc.	417,905	9,180,925
#	GEM Services, Inc.	453,970	1,332,292
*	GEM Terminal Industrial Co. Ltd.	148,000	168,812
#	Gemtek Technology Corp.	2,619,574	2,866,343
#*	General Interface Solution GIS Holding Ltd.	1,809,000	4,411,836
#	General Plastic Industrial Co. Ltd.	552,478	358,305
#	Generalplus Technology, Inc.	425,000	627,800
*	Genesis Technology, Inc.	29,000	23,902
#	Genesys Logic, Inc.	426,000	1,356,432
#	Genius Electronic Optical Co. Ltd.	666,576	10,829,113
	Genmont Biotech, Inc.	55,314	31,086
#	Genovate Biotechnology Co. Ltd.	450,335	392,586
#	GeoVision, Inc.	388,377	667,049
#	Getac Holdings Corp.	2,285,281	7,081,784
	GFC Ltd.	277,400	1,026,341
	Giant Manufacturing Co. Ltd.	1,464,355	3,133,827

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Giantplus Technology Co. Ltd.	1,916,000	$807,461
	Gigabyte Technology Co. Ltd.	1,395,750	12,153,839
#*	Gigasolar Materials Corp.	120,678	455,836
#*	Gigastorage Corp.	1,251,576	1,223,532
#	Global Brands Manufacture Ltd.	2,454,817	7,811,317
#	Global Lighting Technologies, Inc.	510,000	606,698
#	Global Mixed Mode Technology, Inc.	516,000	4,130,147
#	Global PMX Co. Ltd.	420,000	1,798,416
	Global Unichip Corp.	240,000	33,182,978
#	Globaltek Fabrication Co. Ltd.	78,000	167,038
#	Globalwafers Co. Ltd.	920,779	17,302,119
#	Globe Union Industrial Corp.	1,629,136	478,014
#	Gloria Material Technology Corp.	3,452,885	3,523,899
*	GlycoNex, Inc.	340,914	260,029
#	GMI Technology, Inc.	1,159,411	1,506,134
	Gold Circuit Electronics Ltd.	920,372	41,661,496
*	Gold Rain Enterprises Corp.	28,000	39,729
	Golden Long Teng Development Co. Ltd.	14,000	11,405
#	Goldsun Building Materials Co. Ltd.	6,445,965	7,183,996
#	Good Will Instrument Co. Ltd.	411,342	750,305
#	Gordon Auto Body Parts	670,000	599,873
#	Gourmet Master Co. Ltd.	654,102	1,316,589
#	Grade Upon Technology Corp.	13,000	599,798
#	Grand Fortune Securities Co. Ltd.	2,170,214	1,060,100
#*	Grand Pacific Petrochemical	7,237,579	2,810,607
	Grand Process Technology Corp.	96,000	9,202,049
#	GrandTech CG Systems, Inc.	331,890	460,470
	Grape King Bio Ltd.	857,000	3,046,686
#	Great China Metal Industry	1,117,000	752,862
		Shares	Value»
TAIWAN — (Continued)
#	Great Taipei Gas Co. Ltd.	1,511,000	$1,409,136
#	Great Tree Pharmacy Co. Ltd.	490,953	1,203,067
#	Great Wall Enterprise Co. Ltd.	4,449,478	7,507,626
#	Greatek Electronics, Inc.	2,374,000	6,368,894
#	Green World FinTech Service Co. Ltd.	455,000	690,757
#	Group Up Industrial Co. Ltd.	308,000	4,603,669
#	GTM Holdings Corp.	1,004,550	939,301
#	Gudeng Precision Industrial Co. Ltd.	302,292	5,234,953
*	Hai Kwang Enterprise Corp.	172,228	76,900
#	Hannstar Board Corp.	2,547,164	6,746,578
#*	HannStar Display Corp.	13,221,323	3,420,969
*	HannsTouch Holdings Co.	3,937,862	1,528,245
#	Hanpin Electron Co. Ltd.	381,000	630,484
	Harmony Electronics Corp.	81,000	95,818
#*	Harvatek Corp.	1,062,839	852,722
#	Heran Co. Ltd.	160,800	266,332
#	Hey Song Corp.	1,953,500	2,179,535
	Hi-Clearance, Inc.	146,045	627,051
#	Highlight Tech Corp.	499,273	1,277,004
††	High-Tek Harness Enterprise Co. Ltd.	141,000	3,293
#	Highwealth Construction Corp.	6,040,028	7,663,882
#	Hi-Lai Foods Co. Ltd.	79,000	388,435
#	HIM International Music, Inc.	201,200	537,443
	Hiroca Holdings Ltd.	466,221	241,059
#*	Hitron Technology, Inc.	826,997	798,207
	Hiwin Mikrosystem Corp.	156,000	1,119,417
#	Hiwin Technologies Corp.	1,464,866	14,680,575
#	Hiyes International Co. Ltd.	273,944	615,411
#	Ho Tung Chemical Corp.	6,185,828	1,842,088
#	Hocheng Corp.	1,552,266	860,536
#	Holdings-Key Electric Wire & Cable Co. Ltd.	582,521	714,617

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Holiday Entertainment Co. Ltd.	422,390	$739,709
#*	Holtek Semiconductor, Inc.	1,042,000	1,793,261
#	Holy Stone Enterprise Co. Ltd.	1,022,358	7,004,278
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	17,900,403	126,466,681
#	Hong Ho Precision Textile Co. Ltd.	299,000	149,403
#	Hong Pu Real Estate Development Co. Ltd.	1,477,554	1,005,811
	Hong TAI Electric Industrial	1,557,000	1,761,862
	Hong YI Fiber Industry Co.	1,007,680	361,855
	Horizon Fixture Group Co. Ltd.	10,000	50,760
	Horizon Securities Co. Ltd.	2,505,560	1,129,780
#*	Hota Industrial Manufacturing Co. Ltd.	1,423,816	2,346,071
#	Hotai Finance Co. Ltd.	1,119,960	2,161,190
#	Hotai Motor Co. Ltd.	563,180	8,502,300
#*	Hotron Precision Electronic Industrial Co. Ltd.	453,364	462,222
	Hsin Ba Ba Corp.	9,017	10,913
#	Hsin Kuang Steel Co. Ltd.	1,342,000	1,721,731
#	Hsin Yung Chien Co. Ltd.	263,510	738,250
#	Hsing TA Cement Co.	846,222	413,040
#*	HTC Corp.	4,551,619	5,833,183
#	Hu Lane Associate, Inc.	586,067	1,997,786
#	HUA ENG Wire & Cable Co. Ltd.	2,086,000	2,176,495
	Hua Jung Components Co. Ltd.	34,000	26,571
	Hua Nan Financial Holdings Co. Ltd.	25,039,278	25,403,295
#	Hua Yu Lien Development Co. Ltd.	460,863	727,201
	Huaku Development Co. Ltd.	2,260,272	9,002,726
		Shares	Value»
TAIWAN — (Continued)
#	Huang Hsiang Construction Corp.	555,882	$658,908
	Huikwang Corp.	57,000	46,402
	Hung Ching Development & Construction Co. Ltd.	933,000	1,012,360
#	Hung Sheng Construction Ltd.	2,784,603	1,676,704
#	Huxen Corp.	276,072	395,475
#	Hwa Fong Rubber Industrial Co. Ltd.	1,294,096	587,764
#	Hwacom Systems, Inc.	460,000	817,014
#	Hwang Chang General Contractor Co. Ltd.	252,599	375,096
#	Ibase Technology, Inc.	642,345	848,272
#	IBF Financial Holdings Co. Ltd.	19,142,434	8,777,833
#*	IC Plus Corp.	98,000	212,771
	ICARES Medicus, Inc.	32,660	70,461
#	Ichia Technologies, Inc.	1,688,255	3,823,157
	I-Chiun Precision Industry Co. Ltd.	897,784	7,772,598
*	Ideal Bike Corp.	684,324	130,269
#	IEI Integration Corp.	862,173	1,892,052
#	In Win Development, Inc.	90,000	252,915
#	Inergy Technology, Inc.	43,000	192,064
#	Infortrend Technology, Inc.	1,508,866	1,936,263
#	Info-Tek Corp.	488,000	518,413
#	Ingentec Corp.	81,780	1,305,234
#	Innodisk Corp.	505,441	20,485,184
#	Innolux Corp.	26,643,761	20,357,486
#	Inpaq Technology Co. Ltd.	607,199	1,469,124
#	Insyde Software Corp.	181,200	1,810,798
#	Intai Technology Corp.	244,800	768,025
#	Integrated Service Technology, Inc.	752,633	4,798,279
#*	IntelliEPI, Inc.	95,000	2,450,408
	Interactive Digital Technologies, Inc.	114,000	306,384

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	International CSRC Investment Holdings Co.	4,824,083	$1,641,237
#	International Games System Co. Ltd.	960,000	22,818,329
#	Inventec Corp.	6,372,276	9,335,589
#	Iron Force Industrial Co. Ltd.	305,878	848,985
#	I-Sheng Electric Wire & Cable Co. Ltd.	747,000	1,127,478
#	ITE Technology, Inc.	896,646	3,544,420
	ITEQ Corp.	1,376,608	11,955,820
#	J&V Energy Technology Co. Ltd.	19,000	50,716
#	Jarllytec Co. Ltd.	368,823	1,203,398
#	Jean Co. Ltd.	1,054,182	608,619
	Jentech Precision Industrial Co. Ltd.	152,356	26,524,552
#	Jetway Information Co. Ltd.	170,750	226,536
#	Jetwell Computer Co. Ltd.	69,440	380,763
#	Jia Wei Lifestyle, Inc.	360,100	345,302
#	Jih Lin Technology Co. Ltd.	326,000	571,522
#*	Ji-Haw Industrial Co. Ltd.	183,000	81,864
#	Jiin Yeeh Ding Enterprise Co. Ltd.	377,200	1,019,694
#	Jinan Acetate Chemical Co. Ltd.	3,005,830	4,045,200
*	Jinli Group Holdings Ltd.	688,681	143,613
	Jiu Han System Technology Co. Ltd.	42,000	554,592
#	Johnson Health Tech Co. Ltd.	538,000	2,086,145
*	Joinsoon Electronics Manufacturing Co. Ltd.	142,017	60,899
#	JPC connectivity, Inc.	561,450	3,716,994
	JPP Holding Co. Ltd.	37,802	417,084
#	JSL Construction & Development Co. Ltd.	669,720	1,150,038
#	K Laser Technology, Inc.	962,459	515,026
#	Kaimei Electronic Corp.	488,851	1,334,645
	Kaori Heat Treatment Co. Ltd.	201,321	8,229,900
		Shares	Value»
TAIWAN — (Continued)
#	Kaulin Manufacturing Co. Ltd.	835,684	$343,673
	Kedge Construction Co. Ltd.	372,534	994,554
	Keding Enterprises Co. Ltd.	14,000	60,606
#	KEE TAI Properties Co. Ltd.	2,942,207	907,778
#	Kenda Rubber Industrial Co. Ltd.	4,051,017	2,212,911
	Kent Industrial Co. Ltd.	99,000	75,557
#	Kerry TJ Logistics Co. Ltd.	1,470,000	1,403,462
#	Keystone Microtech Corp.	150,000	10,324,987
	KGI Financial Holding Co. Ltd.	39,823,390	27,141,560
#	KHGEARS International Ltd.	56,504	322,528
#	Kindom Development Co. Ltd.	3,204,000	2,986,593
#	King Chou Marine Technology Co. Ltd.	504,800	752,221
#	King Polytechnic Engineering Co. Ltd.	333,900	520,738
	King Slide Works Co. Ltd.	94,450	11,982,719
#	King Yuan Electronics Co. Ltd.	4,951,032	48,408,226
#*	King's Town Construction Co. Ltd.	622,690	724,465
	Kingstate Electronics Corp.	43,000	47,068
#	Kinik Co.	380,000	6,623,470
#*	Kinko Optical Co. Ltd.	759,120	1,526,839
#	Kinpo Electronics	8,325,892	7,359,578
	Kinsus Interconnect Technology Corp.	2,283,616	38,794,990
#	KMC Kuei Meng International, Inc.	387,951	992,552
#	KNH Enterprise Co. Ltd.	719,150	323,285
	Ko Ja Cayman Co. Ltd.	137,000	161,906
#	KS Terminals, Inc.	751,290	1,311,022
	Kuen Ling Machinery Refrigerating Co. Ltd.	11,000	14,871

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kung Long Batteries Industrial Co. Ltd.	427,000	$1,660,134
#*	Kung Sing Engineering Corp.	3,354,135	1,205,801
#	Kuo Toong International Co. Ltd.	1,531,735	2,452,473
#*	Kuo Yang Construction Co. Ltd.	1,240,517	695,506
	Kwong Fong Industries Corp.	381,733	137,647
	Kwong Lung Enterprise Co. Ltd.	715,000	1,068,055
	L&K Engineering Co. Ltd.	951,261	20,519,248
#	La Kaffa International Co. Ltd.	211,947	438,458
#	Lai Yih Footwear Co. Ltd.	25,000	124,441
*	LAN FA Textile	1,512,412	559,512
#	LandMark Optoelectronics Corp.	67,000	5,811,782
#	Lang, Inc.	76,000	128,569
#	Lanner Electronics, Inc.	661,387	1,689,260
#	Largan Precision Co. Ltd. (3008 TT)	236,234	18,969,077
#	Laser Tek Taiwan Co. Ltd.	439,086	908,078
#	Laster Tech Co. Ltd.	625,570	340,934
*	Leader Electronics, Inc.	485,097	132,448
#	Leadtrend Technology Corp.	141,199	275,191
*	Lealea Enterprise Co. Ltd.	4,790,683	926,035
#	LEE CHI Enterprises Co. Ltd.	1,177,000	389,311
#	Lelon Electronics Corp.	639,122	3,618,968
#	Lemtech Holdings Co. Ltd.	225,783	588,850
	Leo Systems, Inc.	130,000	135,172
*	Leofoo Development Co. Ltd.	768,010	404,249
	Li Ming Development Construction Co. Ltd.	10,000	9,040
*	Li Peng Enterprise Co. Ltd.	3,411,060	539,573
#	Lian HWA Food Corp.	812,339	2,232,010
		Shares	Value»
TAIWAN — (Continued)
	Lida Holdings Ltd.	407,000	$257,848
#	Lien Hwa Industrial Holdings Corp.	3,258,176	4,257,943
	LINE Pay Taiwan Ltd.	12,000	106,925
#	Lingsen Precision Industries Ltd.	2,539,490	2,412,622
#	Lintes Technology Co. Ltd.	51,000	649,602
#	Lion Travel Service Co. Ltd.	545,000	2,740,589
#	Lite-On Technology Corp.	4,371,419	23,439,010
#	Liton Technology Corp.	346,000	693,779
#*	Long Bon International Co. Ltd.	2,190,276	920,886
#	Long Da Construction & Development Corp.	1,254,000	1,290,274
*	Longchen Paper & Packaging Co. Ltd.	4,890,003	1,400,393
#	Longwell Co.	1,004,000	9,276,735
#	Loop Telecommunication International, Inc.	175,000	335,796
#	Lotes Co. Ltd.	309,223	26,026,890
	Lotus Pharmaceutical Co. Ltd.	705,000	4,946,244
	Loyalty Founder Enterprise Co. Ltd.	65,000	51,427
#	Lu Hai Holding Corp.	330,353	221,385
#	Lucky Cement Corp.	1,165,000	535,609
#	Lumax International Corp. Ltd.	570,513	2,087,785
#*	Lung Yen Life Service Corp.	916,000	1,279,670
	Lungteh Shipbuilding Co. Ltd.	329,700	1,429,697
#	Luxe Green Energy Technology Co. Ltd.	481,048	331,239
#	LuxNet Corp.	163,705	3,254,038
	M3 Technology, Inc.	36,000	101,593
#	Macauto Industrial Co. Ltd.	389,000	660,729
#	Macroblock, Inc.	206,000	381,526
*	Macronix International Co. Ltd.	9,342,837	46,694,680
	MacroWell OMG Digital Entertainment Co. Ltd.	48,000	100,445

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Makalot Industrial Co. Ltd.	1,241,723	$8,360,242
#	Marketech International Corp.	614,000	7,501,491
#	Materials Analysis Technology, Inc.	393,794	4,158,744
	Maxigen Biotech, Inc.	218,650	269,237
#	Mayer Steel Pipe Corp.	1,069,086	748,782
#	Maywufa Co. Ltd.	178,462	122,010
#*	Mechema Chemicals International Corp.	306,000	817,220
	MediaTek, Inc.	2,597,823	216,870,453
*	Medigen Biotechnology Corp.	25,000	26,088
#	Mega Financial Holding Co. Ltd.	13,213,460	16,359,772
#	Mega Union Technology, Inc.	77,000	2,222,012
#	Meiloon Industrial Co.	545,911	362,755
#	Mercuries & Associates Holding Ltd.	3,521,247	1,528,859
	Mercuries Data Systems Ltd.	52,000	34,893
*	Mercuries Life Insurance Co. Ltd.	21,558,587	5,251,744
#	Merida Industry Co. Ltd.	1,246,588	2,295,073
#	Merry Electronics Co. Ltd.	1,480,785	4,060,378
#	METAAGE Corp.	467,000	680,826
#*	Metatech AP, Inc.	70,000	112,054
#*	Microbio Co. Ltd.	1,510,144	741,012
#	Micro-Star International Co. Ltd.	3,427,465	10,644,711
#	Mildef Crete, Inc.	328,000	1,092,538
#	MIN AIK Technology Co. Ltd.	811,249	721,547
#	Mitac Holdings Corp.	3,286,288	8,612,637
	Mitake Information Corp.	31,000	62,640
	MJ International Co. Ltd.	42,377	21,334
#*	Mobiletron Electronics Co. Ltd.	483,960	500,545
#	momo.com, Inc.	456,641	2,465,836
#*	MOSA Industrial Corp.	867,079	503,004
	Mosel Vitelic, Inc.	206,000	223,170
#	Motech Industries, Inc.	1,710,000	1,492,104
		Shares	Value»
TAIWAN — (Continued)
	MPI Corp.	218,000	$35,002,898
#	MSSCORPS Co. Ltd.	271,995	7,405,802
	Munsin Garment Corp.	21,000	30,094
	My Humble House Hospitality Management Consulting	64,000	69,510
#	Nak Sealing Technologies Corp.	429,549	1,587,945
#	Namchow Holdings Co. Ltd.	1,197,000	1,328,295
	Nan Juen International Co. Ltd.	3,000	66,226
#	Nan Kang Rubber Tire Co. Ltd.	1,125,441	1,191,062
#	Nan Liu Enterprise Co. Ltd.	246,000	306,357
#	Nan Pao Resins Chemical Co. Ltd.	309,000	3,518,588
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	977,072	245,559
	Nan Ya Plastics Corp.	9,000,584	25,835,134
	Nan Ya Printed Circuit Board Corp.	772,211	25,010,587
#	Nang Kuang Pharmaceutical Co. Ltd.	416,000	439,070
#	Nantex Industry Co. Ltd.	1,602,363	1,355,927
#*	Nanya Technology Corp.	3,500,751	24,783,100
#	National Aerospace Fasteners Corp.	142,757	527,981
#	National Petroleum Co. Ltd.	643,000	1,148,220
	Neousys Technology, Inc.	2,000	11,288
#	Netronix, Inc.	439,000	1,228,085
*	New Asia Construction & Development Corp.	821,000	352,732
	New Best Wire Industrial Co. Ltd.	189,200	172,186
#*	Newmax Technology Co. Ltd.	476,000	416,957
#	Nichidenbo Corp.	1,181,552	3,627,773
	Niching Industrial Corp.	25,000	68,299
#	Nidec Chaun-Choung Technology Corp.	134,000	680,629

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Nien Hsing Textile Co. Ltd.	784,656	$412,474
#	Nien Made Enterprise Co. Ltd.	857,000	9,590,858
#	Niko Semiconductor Co. Ltd.	496,637	888,420
#	Nishoku Technology, Inc.	289,800	1,101,107
#	North-Star International Co. Ltd.	651,414	411,300
	Nova Technology Corp.	198,000	1,439,349
#	Novatek Microelectronics Corp.	1,802,000	23,405,930
#	Nuvoton Technology Corp.	602,000	2,849,831
#	Nyquest Technology Co. Ltd.	69,000	117,397
#	O-Bank Co. Ltd.	5,222,961	1,665,708
*	OBI Pharma, Inc.	81,000	81,910
#	Ocean Plastics Co. Ltd.	873,000	837,854
	OK Biotech Co. Ltd.	139,718	57,610
#*	Oneness Biotech Co. Ltd.	513,870	869,408
#	Optimax Technology Corp.	247,000	223,179
	Orient Europharma Co. Ltd.	150,000	229,247
#	Orient Semiconductor Electronics Ltd.	3,077,637	5,429,003
#*	Oriental Union Chemical Corp.	3,724,819	1,533,325
#	O-TA Precision Industry Co. Ltd.	430,683	935,042
#	Pacific Construction Co.	1,439,276	403,775
#	Pacific Hospital Supply Co. Ltd.	387,706	972,348
#	Paiho Shih Holdings Corp.	1,204,240	642,599
#	Pan Asia Chemical Corp.	467,308	225,680
#	Pan German Universal Motors Ltd.	107,000	719,282
#	Pan Jit International, Inc.	1,917,074	6,202,290
#	Pan Ram International Corp.	119,000	194,333
		Shares	Value»
TAIWAN — (Continued)
#	Pan-International Industrial Corp.	2,668,854	$4,233,325
#	Panion & BF Biotech, Inc.	428,753	925,185
#	Parade Technologies Ltd.	304,805	5,629,393
#*	Paragon Technologies Co. Ltd.	331,248	346,783
#	Parpro Corp.	245,000	482,358
#*	PChome Online, Inc.	849,581	611,532
	PCL Technologies, Inc.	397,129	2,797,696
#	P-Duke Technology Co. Ltd.	348,644	1,313,119
#	Pegatron Corp.	6,585,293	17,228,731
#	Pegavision Corp.	308,912	2,744,237
#	PharmaEngine, Inc.	276,000	480,633
#	PharmaEssentia Corp.	582,120	12,178,554
#*	Phihong Technology Co. Ltd.	283,000	216,337
#	Phison Electronics Corp.	477,000	29,848,704
	Phoenix Silicon International Corp.	1,060,010	8,401,312
#	Phoenix Tours International, Inc.	210,840	339,957
*	Phytohealth Corp.	458,000	178,241
#	Pixart Imaging, Inc.	995,000	6,646,275
#	Planet Technology Corp.	211,000	931,723
#	Plastron Precision Co. Ltd.	656,491	296,936
*	Plotech Co. Ltd.	459,800	478,297
	Podak Co. Ltd.	7,000	9,570
#	Polytronics Technology Corp.	404,239	943,624
#	Posiflex Technology, Inc.	311,939	1,829,983
#	Potens Semiconductor Corp.	52,000	187,787
#	Pou Chen Corp.	7,427,005	6,072,784
#	Power Wind Health Industry, Inc.	223,319	1,051,420
#*	Powerchip Semiconductor Manufacturing Corp.	12,317,000	20,882,141
	Powertech Technology, Inc.	4,340,580	28,467,302
	Powertip Technology Corp.	180,954	70,500
#	Poya International Co. Ltd.	358,388	6,490,777

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	President Chain Store Corp.	2,322,728	$16,417,893
#	President Securities Corp.	7,052,808	7,989,398
#	Primax Electronics Ltd.	3,242,000	7,534,196
#	Prince Housing & Development Corp.	7,492,140	1,894,778
*	Princeton Technology Corp.	163,000	87,858
#	Pro Hawk Corp.	93,000	518,958
#	Progate Group Corp.	20,957	103,517
#	Promate Electronic Co. Ltd.	1,534,378	2,333,769
#	Prosperity Dielectrics Co. Ltd.	751,687	2,075,382
	PSS Co. Ltd.	3,000	13,775
	Qing Song Health Co. Ltd.	41,000	60,728
#	Qisda Corp.	6,041,110	4,607,459
#	QST International Corp.	569,689	819,860
#	Qualipoly Chemical Corp.	681,893	4,050,105
#	Quang Viet Enterprise Co. Ltd.	299,356	528,823
#	Quanta Computer, Inc.	2,321,436	23,146,725
#	Quanta Storage, Inc.	1,339,000	3,583,036
#*	Quintain Steel Co. Ltd.	2,151,384	587,661
#	Radiant Opto-Electronics Corp.	2,636,692	8,347,893
#	Radium Life Tech Co. Ltd.	4,330,981	1,420,763
#	Rafael Microelectronics, Inc.	94,097	725,524
#	Raydium Semiconductor Corp.	356,000	2,658,011
	Rayzher Industrial Co. Ltd.	20,000	133,521
#	Realtek Semiconductor Corp.	1,047,861	17,889,520
	ReaLy Development&Construction Corp.	10,000	9,098
#	Rechi Precision Co. Ltd.	2,437,292	1,767,444
		Shares	Value»
TAIWAN — (Continued)
#	Rexon Industrial Corp. Ltd.	827,559	$576,138
#	Rich Development Co. Ltd.	3,979,532	924,042
	Richmond International Travel & Tours Co. Ltd.	54,600	122,643
*	Right WAY Industrial Co. Ltd.	218,000	74,435
#	RiTdisplay Corp.	168,572	177,839
*	Ritek Corp.	4,549,593	1,799,252
	Rodex Fasteners Corp.	125,000	93,829
*	Roo Hsing Co. Ltd.	969,512	311,637
	Roundtop Machinery Industries Co. Ltd.	77,000	51,237
	Ruby Tech Corp.	65,650	128,572
	Ruentex Development Co. Ltd.	4,861,217	3,636,956
#	Ruentex Engineering & Construction Co.	686,179	3,399,697
#	Ruentex Industries Ltd.	3,149,253	4,452,624
#	Run Long Construction Co. Ltd.	2,286,261	2,076,266
#	Sakura Development Co. Ltd.	1,435,379	1,857,765
	Sampo Corp.	2,066,895	1,493,938
#	San Fang Chemical Industry Co. Ltd.	1,244,659	1,251,229
#	San Fu Chemical Co. Ltd.	181,000	860,248
	San Shing Fastech Corp.	684,622	1,249,708
#	Sanyang Motor Co. Ltd.	3,330,802	5,844,161
#	Savior Lifetec Corp.	1,575,203	944,043
#	SCI Pharmtech, Inc.	384,696	582,844
	Scientech Corp.	93,000	2,370,991
#	ScinoPharm Taiwan Ltd.	1,407,000	904,113
#	SciVision Biotech, Inc.	287,000	526,334
#	SDI Corp.	916,000	4,471,294
#	Sea & Land Integrated Corp.	92,500	48,169
#	Sea Sonic Electronics Co. Ltd.	276,000	565,852
#	Senao International Co. Ltd.	485,547	453,474
#	Senao Networks, Inc.	226,796	777,824
#	Sensortek Technology Corp.	132,000	634,321

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sercomm Corp.	2,062,000	$5,011,881
#	Sesoda Corp.	1,358,261	1,800,025
#	Shanghai Commercial & Savings Bank Ltd.	5,941,660	7,330,958
#	Shan-Loong Transportation Co. Ltd.	423,247	190,272
#	Sharehope Medicine Co. Ltd.	707,890	482,457
	Sheh Fung Screws Co. Ltd.	78,000	71,619
	Sheng Yu Steel Co. Ltd.	879,000	561,699
#	ShenMao Technology, Inc.	620,450	2,156,091
#	Shieh Yih Machinery Industry Co. Ltd.	625,000	618,252
#	Shih Her Technologies, Inc.	400,356	2,518,860
*	Shih Wei Navigation Co. Ltd.	2,664,634	1,281,744
*	Shihlin Development Co. Ltd.	123,000	41,392
#	Shihlin Electric & Engineering Corp.	888,787	5,371,972
#	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	220,139
	Shin Hai Gas Corp.	8,242	12,821
#	Shin Hsiung Natural Gas Co. Ltd.	269,651	335,461
#	Shin Ruenn Development Co. Ltd.	766,607	970,255
	Shin Shin Natural Gas Co.	12,480	17,026
#	Shin Zu Shing Co. Ltd.	1,139,411	7,507,269
	Shinfox Energy Co. Ltd.	8,012	5,775
*	Shining Building Business Co. Ltd.	2,773,622	726,974
	Shinkong Insurance Co. Ltd.	1,833,784	7,698,220
	Shinkong Synthetic Fibers Corp.	7,483,844	4,002,676
#	Shinkong Textile Co. Ltd.	920,169	1,870,293
#	Shiny Brands Group Co. Ltd.	46,200	163,162
#	Shiny Chemical Industrial Co. Ltd.	804,162	4,273,180
		Shares	Value»
TAIWAN — (Continued)
#*	Shun On Electronic Co. Ltd.	99,000	$67,891
	ShunSin Technology Holding Ltd.	27,000	374,753
#*	Shuttle, Inc.	2,415,000	1,153,770
#	Sigurd Microelectronics Corp.	3,638,523	20,993,652
#	Silergy Corp.	657,000	8,991,583
#	Silicon Integrated Systems Corp.	2,176,539	3,608,797
#*	Silicon Optronics, Inc.	58,000	119,040
#	Silicon Power Computer & Communications, Inc.	128,000	344,137
#	Silitech Technology Corp.	95,693	93,182
	Simplo Technology Co. Ltd.	764,880	8,683,041
	Sinbon Electronics Co. Ltd.	1,136,849	10,235,871
	Sincere Navigation Corp.	2,291,741	2,527,512
#	Singatron Enterprise Co. Ltd.	53,000	52,753
#	Single Well Industrial Corp.	243,351	235,685
	Sinher Technology, Inc.	406,000	278,326
#	Sinmag Equipment Corp.	300,519	1,168,501
#	Sino-American Silicon Products, Inc.	3,251,000	14,076,239
#	Sinon Corp.	3,121,740	4,161,958
	SinoPac Financial Holdings Co. Ltd.	45,224,458	44,313,687
#	Sinopower Semiconductor, Inc.	117,100	726,815
	Sinphar Pharmaceutical Co. Ltd.	882,497	877,960
#	Sinyi Realty, Inc.	1,503,314	950,779
#	Sirtec International Co. Ltd.	567,000	483,410
#	Sitronix Technology Corp.	666,774	4,889,287
#	Siward Crystal Technology Co. Ltd.	1,161,705	1,466,988
#	Sixxon Tech Co. Ltd.	24,000	140,494
#*	Skardin Industrial Corp.	45,000	56,334

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Soft-World International Corp.	363,000	$1,118,255
	Solar Applied Materials Technology Corp.	2,698,531	14,330,577
#	Solteam, Inc.	458,269	653,505
*	Solytech Enterprise Corp.	310,000	110,646
#	Sonix Technology Co. Ltd.	875,000	1,168,513
#	Southeast Cement Co. Ltd.	1,181,000	576,593
*	Spectrum Electrics Corp.	50,150	37,491
#	Speed Tech Corp.	914,082	1,059,095
	Sporton International, Inc.	600,844	4,226,467
#	Sports Gear Co. Ltd.	173,000	428,941
#	St. Shine Optical Co. Ltd.	345,000	1,135,665
#	Standard Chemical & Pharmaceutical Co. Ltd.	562,040	1,085,300
#	Standard Foods Corp.	2,601,734	2,379,826
#	Stark Technology, Inc.	618,520	2,799,950
#*	Starlux Airlines Co. Ltd.	1,692,000	1,082,105
#	S-Tech Corp.	810,838	503,415
#	STL Technology Co. Ltd.	106,000	544,828
#	Sumeeko Industries Co. Ltd.	83,000	122,453
#*	Sun Yad Construction Co. Ltd.	662,885	232,413
#	Sunjuice Holdings Co. Ltd.	83,900	427,683
*	Sunko INK Co. Ltd.	274,800	212,036
#	SunMax Biotechnology Co. Ltd.	146,000	1,793,225
#	Sunny Friend Environmental Technology Co. Ltd.	557,257	1,319,420
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,688,482	7,823,267
#	Sunplus Innovation Technology, Inc.	121,669	636,071
#*	Sunplus Technology Co. Ltd.	2,809,153	2,165,848
		Shares	Value»
TAIWAN — (Continued)
#	Sunrex Technology Corp.	1,211,145	$1,556,522
#	Sunspring Metal Corp.	718,291	473,432
#*	Super Dragon Technology Co. Ltd.	170,000	155,951
#	Superalloy Industrial Co. Ltd.	170,000	223,488
#*	Superior Plating Technology Co. Ltd.	67,069	133,927
#	Supreme Electronics Co. Ltd.	3,451,051	9,067,838
#	Swancor Holding Co. Ltd.	365,000	1,360,068
#	Sweeten Real Estate Development Co. Ltd.	1,352,004	981,057
#	Symtek Automation Asia Co. Ltd.	442,967	2,500,149
#	Syncmold Enterprise Corp.	741,000	2,098,094
#	SYNergy ScienTech Corp.	84,000	77,846
	Syngen Biotech Co. Ltd.	14,000	44,105
#	Synmosa Biopharma Corp.	1,762,523	1,720,208
	Synnex Technology International Corp.	3,903,732	10,233,410
	Syn-Tech Chem & Pharm Co. Ltd.	32,000	71,760
#	Syscom Computer Engineering Co.	71,000	120,954
#	Systex Corp.	963,293	3,682,595
#	T3EX Global Holdings Corp.	776,178	1,643,727
#	TA Chen Stainless Pipe	8,330,558	9,967,714
	Ta Liang Technology Co. Ltd.	6,000	163,045
#	Ta Ya Electric Wire & Cable	4,560,723	4,674,609
#	Tah Hsin Industrial Corp.	233,378	459,732
	TAI Roun Products Co. Ltd.	222,000	87,570
#	TA-I Technology Co. Ltd.	758,834	1,654,871
#	Tai Tung Communication Co. Ltd.	933,230	574,206

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taichung Commercial Bank Co. Ltd.	29,689,796	$18,616,391
#	TaiDoc Technology Corp.	531,532	2,104,582
#	Taiflex Scientific Co. Ltd.	1,255,657	5,482,941
	Tailyn Technologies, Inc.	73,000	60,775
#	Taimide Tech, Inc.	644,940	2,160,707
#	Tainan Enterprises Co. Ltd.	643,289	433,483
	Tainan Spinning Co. Ltd.	7,767,791	3,110,840
*	Tainergy Tech Co. Ltd.	363,000	183,987
#	Tai-Saw Technology Co. Ltd.	498,960	684,181
#	TaiSol Electronics Co. Ltd.	478,000	1,134,182
#	Taisun Enterprise Co. Ltd.	1,118,775	671,507
#	Taita Chemical Co. Ltd.	1,632,792	1,073,513
	TAI-TECH Advanced Electronics Co. Ltd.	314,000	1,670,786
#	Taiwan Acceptance Corp.	2,039,023	4,980,793
#	Taiwan Business Bank	29,546,539	15,296,965
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	669,331	1,259,793
	Taiwan Cogeneration Corp.	2,955,578	4,143,716
	Taiwan Cooperative Financial Holding Co. Ltd.	21,164,872	15,355,302
	Taiwan Environment Scientific Co. Ltd.	91,280	50,406
#	Taiwan FamilyMart Co. Ltd.	205,000	1,226,989
#	Taiwan Fertilizer Co. Ltd.	2,950,000	4,739,281
	Taiwan Fire & Marine Insurance Co. Ltd.	998,116	1,653,364
	Taiwan Fructose Co. Ltd.	81,540	45,088
#	Taiwan FU Hsing Industrial Co. Ltd.	908,800	1,264,089
#*	Taiwan Glass Industry Corp.	5,738,904	12,415,103
#	Taiwan High Speed Rail Corp.	5,263,000	4,403,604
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Hon Chuan Enterprise Co. Ltd.	2,360,906	$8,347,136
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,354,900	1,718,455
*	Taiwan IC Packaging Corp.	305,000	181,306
††	Taiwan Land Development Corp.	6,008,009	95,284
#	Taiwan Line Tek Electronic	515,700	346,236
#*	Taiwan Mask Corp.	1,749,765	2,623,146
#	Taiwan Mobile Co. Ltd.	5,989,900	21,090,286
#	Taiwan Navigation Co. Ltd.	1,677,720	1,559,549
#	Taiwan Paiho Ltd.	1,861,152	2,611,588
#	Taiwan PCB Techvest Co. Ltd.	2,149,816	2,476,818
#	Taiwan Sakura Corp.	1,186,243	3,121,376
#	Taiwan Sanyo Electric Co. Ltd.	541,650	544,401
	Taiwan Secom Co. Ltd.	1,664,405	5,943,885
#	Taiwan Semiconductor Co. Ltd.	1,607,000	3,258,641
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	40,130,652	2,785,944,044
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2,195,908	869,711,322
#	Taiwan Shin Kong Security Co. Ltd.	1,721,226	2,187,982
	Taiwan Speciality Chemicals Corp.	54,000	537,941
#	Taiwan Steel Union Co. Ltd.	141,000	479,278
#*	Taiwan Styrene Monomer	3,104,404	930,979
#	Taiwan Surface Mounting Technology Corp.	2,268,674	12,158,945
	Taiwan Takisawa Technology Co. Ltd.	13,000	16,365
#	Taiwan Taxi Co. Ltd.	210,722	1,192,688
#*	Taiwan TEA Corp.	3,766,896	1,344,393
	Taiwan Union Technology Corp.	1,292,000	42,576,359

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Taiwan-Asia Semiconductor Corp.	2,113,537	$2,554,645
#	Taiyen Biotech Co. Ltd.	718,910	722,582
*	Tang Eng Iron Works Co. Ltd.	78,000	69,720
#	Tatung Co. Ltd.	6,967,758	6,683,712
#*	TBI Motion Technology Co. Ltd.	323,000	706,071
#	TCC Group Holdings Co. Ltd.	17,197,055	13,342,640
#	TCI Co. Ltd.	680,282	2,560,229
#	Te Chang Construction Co. Ltd.	499,980	1,121,201
#	Teco Electric & Machinery Co. Ltd.	4,344,000	8,742,609
#	Tehmag Foods Corp.	120,860	1,043,779
#	Ten Ren Tea Co. Ltd.	171,170	155,422
#	Tera Autotech Corp.	153,863	258,290
#	Test Research, Inc.	1,115,370	12,237,690
#	Test Rite International Co. Ltd.	1,513,166	987,168
#*	Thermaltake Technology Co. Ltd.	206,391	183,496
#	Thinking Electronic Industrial Co. Ltd.	520,058	2,904,599
#	Thye Ming Industrial Co. Ltd.	648,912	1,403,000
	Tigerair Taiwan Co. Ltd.	50,000	78,689
	Tofu Restaurant Co. Ltd.	27,280	159,647
	Ton Yi Industrial Corp.	6,541,300	3,630,039
#	Tong Hsing Electronic Industries Ltd.	1,165,637	6,436,469
#	Tong Yang Industry Co. Ltd.	2,306,341	5,485,077
#	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	1,808,467
#	Top Union Electronics Corp.	915,232	808,415
	Topco Scientific Co. Ltd.	1,091,707	14,171,231
	Topco Technologies Corp.	313,468	1,141,088
#	Topkey Corp.	455,000	2,151,911
#	Topoint Technology Co. Ltd.	1,058,497	13,804,992
		Shares	Value»
TAIWAN — (Continued)
	Toung Loong Textile Manufacturing	626,980	$286,698
#	TPK Holding Co. Ltd.	2,050,000	3,950,391
	Trade-Van Information Services Co.	388,000	1,129,040
	Transart Graphics Co. Ltd.	31,000	40,093
	Transcend Information, Inc.	1,011,870	8,229,082
	Transcom, Inc.	317,433	1,328,096
	TricornTech Taiwan Corp.	39,000	76,510
	Tripod Technology Corp.	1,865,660	26,878,999
#	Trusval Technology Co. Ltd.	48,175	414,169
	TS Financial Holding Co. Ltd (2887 TT)	66,884,849	50,452,262
*	TS Financial Holding Co. Ltd (28871 TT)	8,362,593	2,485,597
	Tsang Yow Industrial Co. Ltd.	348,000	314,659
#	Tsann Kuen Enterprise Co. Ltd.	497,865	313,662
#	TSC Auto ID Technology Co. Ltd.	215,085	1,280,420
*	TSEC Corp.	1,073,000	1,216,908
#	TSRC Corp.	3,460,154	2,154,938
#	Ttet Union Corp.	262,000	1,229,845
#	TTFB Co. Ltd.	162,994	850,427
	TTY Biopharm Co. Ltd.	1,477,991	3,469,029
*	Tul Corp.	46,000	81,751
#	Tung Ho Steel Enterprise Corp.	4,416,052	9,101,486
#	Tung Thih Electronic Co. Ltd.	475,696	833,257
#	TURVO International Co. Ltd.	275,515	2,649,655
*	Twinhead International Corp.	52,000	104,242
	TXC Corp.	2,510,762	12,203,287
#	TYC Brother Industrial Co. Ltd.	1,212,333	1,193,271
*	Tycoons Group Enterprise	2,320,327	596,512
#	Tyntek Corp.	1,782,413	3,288,031
	TZE Shin International Co. Ltd.	538,200	226,463
	Ubright Optronics Corp.	6,000	14,144
#	UDE Corp.	533,000	2,300,582
#	Ultra Chip, Inc.	380,000	580,573

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	U-Ming Marine Transport Corp.	3,491,200	$6,704,050
#	Unic Technology Corp.	517,000	520,742
	Unictron Technologies Corp.	54,000	98,460
	Unimicron Technology Corp.	4,374,043	124,237,434
#	Union Bank of Taiwan	11,684,013	7,387,267
	Union Insurance Co. Ltd.	267,000	254,910
#	Uni-President Enterprises Corp.	15,801,734	34,611,567
	Unitech Computer Co. Ltd.	543,365	788,271
#	Unitech Printed Circuit Board Corp.	4,418,078	8,197,164
#	United Alloy-Tech Co.	66,615	156,039
#	United Integrated Services Co. Ltd.	937,640	28,605,745
#	United Microelectronics Corp. (2303 TT)	25,952,441	65,188,810
#	United Microelectronics Corp. (UMC US), Sponsored ADR	82,862	1,082,178
	United Orthopedic Corp.	576,468	1,804,258
#	United Radiant Technology	548,000	388,215
*	United Recommend International Co. Ltd.	204,785	149,216
*	United Renewable Energy Co. Ltd.	8,651,644	4,379,255
#	Univacco Technology, Inc.	313,000	488,235
#	Universal Cement Corp.	2,954,065	2,657,328
*	Universal Microelectronics Co. Ltd.	29,000	40,394
	Universal Microwave Technology, Inc.	115,000	5,721,727
	Universal Textile Co. Ltd.	46,000	18,482
#	Universal Vision Biotechnology Co. Ltd.	332,764	1,441,023
#	Universal, Inc.	199,000	163,892
#	UPC Technology Corp.	5,396,684	1,896,932
		Shares	Value»
TAIWAN — (Continued)
#	UPI Semiconductor Corp.	72,000	$391,512
#	Userjoy Technology Co. Ltd.	362,589	816,780
#	USI Corp.	3,785,226	1,720,410
#*	Usun Technology Co. Ltd.	212,100	595,581
	U-Tech Media Corp.	354,000	137,260
	Utechzone Co. Ltd.	377,000	2,928,380
#	UVAT Technology Co. Ltd.	189,000	524,222
	Vactronics Technologies, Inc.	8,000	9,962
#	Value Valves Co. Ltd.	207,000	519,029
#	Vanguard International Semiconductor Corp.	5,395,382	25,073,625
	Ve Wong Corp.	704,524	972,329
#	Ventec International Group Co. Ltd.	445,000	3,113,845
#	VIA Labs, Inc.	131,000	352,344
#	Via Technologies, Inc.	80,000	200,830
#*	Victory New Materials Ltd. Co.	596,500	108,990
#	Viking Tech Corp.	406,000	661,381
#	Visco Vision, Inc.	259,000	1,859,211
#	VisEra Technologies Co. Ltd.	355,000	6,650,994
	Visual Photonics Epitaxy Co. Ltd.	725,224	8,079,424
	Vizionfocus, Inc.	68,000	405,132
	Voltronic Power Technology Corp.	282,007	7,007,632
#*	Wafer Works Corp.	4,026,113	5,193,936
#	Waffer Technology Corp.	821,479	1,135,859
#	Wah Hong Industrial Corp.	418,280	888,068
#	Wah Lee Industrial Corp.	1,303,400	5,500,656
#	Walsin Lihwa Corp.	8,839,979	8,473,192
#	Walsin Technology Corp.	2,132,496	9,027,947
#	Walton Advanced Engineering, Inc.	2,036,662	2,962,211
	Wan Hai Lines Ltd.	2,694,972	6,348,462
	WAN HWA Enterprise Co.	428,452	143,665
	Waste Recovery Technology, Inc.	7,000	74,469
#	Wave Power Technology, Inc.	19,000	104,314

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	We & Win Development Co. Ltd.	541,000	$174,379
#	We&Win Diversification Co. Ltd.	421,898	194,608
#*	WEI Chih Steel Industrial Co. Ltd.	365,000	202,223
#	Wei Chuan Foods Corp.	2,080,000	821,612
#	Weikeng Industrial Co. Ltd.	2,926,979	3,327,800
#	Well Shin Technology Co. Ltd.	642,443	954,453
	Welldone Co.	186,000	306,685
#	WELLELL, Inc.	274,463	193,536
#	Weltrend Semiconductor	213,000	493,559
*	Wha Yu Industrial Co. Ltd.	425,000	204,313
#	Wholetech System Hitech Ltd.	393,000	1,630,250
	Win Semiconductors Corp.	2,005,248	34,723,875
#	Winbond Electronics Corp.	9,138,328	26,960,307
#	Winmate, Inc.	208,000	1,041,570
#	Winstek Semiconductor Co. Ltd.	523,000	2,818,941
*††	Wintek Corp.	6,349,135	0
	WinWay Technology Co. Ltd.	68,000	22,864,836
#	Wisdom Marine Lines Co. Ltd.	3,469,849	7,870,986
#	Wiselink Co. Ltd.	707,894	2,023,967
#	Wistron Corp.	6,777,169	29,847,605
#	WITS Corp.	278,365	1,060,884
#	Wiwynn Corp.	217,000	32,580,482
#	WNC Corp.	2,000,896	13,775,508
#	Wonderful Hi-Tech Co. Ltd.	736,000	1,643,061
#	Wowprime Corp.	699,856	5,021,396
	WPG Holdings Ltd.	5,574,957	17,863,812
#	WT Microelectronics Co. Ltd.	2,124,766	13,805,491
#	WUS Printed Circuit Co. Ltd.	1,091,507	3,960,596
#	XAC Automation Corp.	271,000	234,543
#	XinTec, Inc.	1,210,000	7,837,731
#	X-Legend Entertainment Co. Ltd.	60,000	182,274
		Shares	Value»
TAIWAN — (Continued)
#	Xxentria Technology Materials Corp.	1,058,098	$1,426,830
	Ya Horng Electronic Co. Ltd.	129,000	205,433
	Yageo Corp.	4,214,628	42,971,021
#	Yang Ming Marine Transport Corp.	6,737,491	10,497,145
#	Yankey Engineering Co. Ltd.	303,202	6,109,031
#*	Yao Sheng Electronic Co. Ltd.	23,000	45,638
#	YC INOX Co. Ltd.	2,668,814	1,800,030
#	YCC Parts Manufacturing Co. Ltd.	109,000	141,545
#	Yea Shin International Development Co. Ltd.	1,697,961	1,394,756
*	Yeh-Chiang Technology Corp.	39,000	37,535
#	Yem Chio Co. Ltd.	2,809,505	1,175,984
#	Yen Sun Technology Corp.	418,000	700,239
*	Yeong Guan Energy Technology Group Co. Ltd.	808,323	141,334
#	YFC-Boneagle Electric Co. Ltd.	740,454	693,764
	YFY, Inc.	7,432,997	5,551,342
#	Yi Jinn Industrial Co. Ltd.	1,461,700	668,579
*	Yieh Hsing Enterprise Co. Ltd.	150,000	35,417
#*	Yieh Phui Enterprise Co. Ltd.	6,780,358	2,995,918
#	Yonyu Plastics Co. Ltd.	546,050	350,157
#	Young Fast Optoelectronics Co. Ltd.	669,137	1,180,066
*	Young Optics, Inc.	20,000	40,246
#	Youngtek Electronics Corp.	862,569	2,509,602
#	Yuan High-Tech Development Co. Ltd.	26,000	128,363
	Yuanta Financial Holding Co. Ltd.	31,072,796	51,480,281
	Yuanta Futures Co. Ltd.	212,799	668,864
#	Yuen Chang Stainless Steel Co. Ltd.	281,000	167,443

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yuen Foong Yu Consumer Products Co. Ltd.	462,000	$577,145
#	Yulon Motor Co. Ltd.	3,681,526	3,162,872
#	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	920,961
#	Yungshin Construction & Development Co. Ltd.	780,200	1,186,470
#	YungShin Global Holding Corp.	1,316,400	2,308,972
#	Yusin Holding Corp.	191,650	304,474
#	Zeng Hsing Industrial Co. Ltd.	387,733	1,130,439
#	Zenitron Corp.	1,297,000	2,839,663
#	Zero One Technology Co. Ltd.	664,868	2,158,218
	Zhen Ding Technology Holding Ltd.	3,373,350	45,514,126
#*	Zhong Yang Technology Co. Ltd.	89,000	96,659
#*	Zig Sheng Industrial Co. Ltd.	2,922,638	753,099
#	ZillTek Technology Corp.	85,000	779,762
#	Zippy Technology Corp.	765,028	1,326,683
#	Zyxel Group Corp.	2,120,320	2,371,927
TOTAL TAIWAN			9,200,634,759
THAILAND — (1.2%)
	AAPICO Hitech PCL (AH/F TB)	2,032,688	830,184
	AAPICO Hitech PCL (AH-R TB), NVDR	30,260	12,359
#	Absolute Clean Energy PCL	11,959,500	470,325
	Advanced Info Service PCL	2,305,509	24,079,710
	Advanced Information Technology PCL, Class F	7,482,550	1,084,367
	AEON Thana Sinsap Thailand PCL	519,700	1,511,060
	After You PCL	1,493,500	215,519
	Airports of Thailand PCL	5,831,200	9,217,027
	Allianz Ayudhya Capital PCL	136,600	161,441
*	Alpha Divisions PCL	1,620,200	18,460
		Shares	Value»
THAILAND — (Continued)
	Amata Corp. PCL	5,416,200	$3,436,919
*	Ananda Development PCL	10,087,107	108,101
#	AP Thailand PCL	18,573,436	4,913,523
	Asia Plus Group Holdings PCL	18,197,900	1,149,282
	Asia Sermkij Leasing PCL ASK/F TB	202,800	56,330
	Asia Sermkij Leasing PCL ASK-R TB, NVDR	2,185,000	606,912
#	Asian Alliance International PCL	1,859,200	210,884
	Asian Insulators PCL	2,470,690	221,146
	Asian Sea Corp. PCL	2,059,450	451,406
#	Asset World Corp. PCL	18,355,800	1,188,124
*	Assetwise PCL	81,810	17,589
	B Grimm Power PCL	2,416,100	959,948
	Bangchak Corp. PCL	6,295,392	6,912,973
#	Bangkok Airways PCL	3,253,800	1,349,998
	Bangkok Aviation Fuel Services PCL	234,900	61,328
	Bangkok Bank PCL (BBLF TB)	2,198,200	10,967,582
#	Bangkok Chain Hospital PCL	3,851,950	1,100,023
#	Bangkok Commercial Asset Management PCL	10,275,598	2,338,720
	Bangkok Dusit Medical Services PCL, Class F	14,307,800	8,035,243
#	Bangkok Expressway & Metro PCL	15,769,755	2,570,547
	Bangkok Land PCL	82,355,548	1,089,079
	Bangkok Life Assurance PCL, NVDR	1,617,728	989,042
	Bangkok Ranch PCL	4,050,800	206,328
	Banpu PCL	22,884,413	4,148,610
	BCPG PCL	2,964,600	642,935
#	BEC World PCL	6,788,131	396,161
#	Berli Jucker PCL	4,345,150	1,883,897
	Betagro PCL	1,925,800	1,329,968
*	Better World Green PCL	16,921,667	151,521
*	Beyond Securities PCL	1,832,100	27,616
	BKI Holdings PCL	165,140	1,649,630
	Bluebik Group PCL	10,300	5,862
*	Bound & Beyond PCL	614,200	160,306
	Brooker Group PCL	1,129,100	5,900

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	BTS Group Holdings PCL	33,281,300	$2,129,406
	Bumrungrad Hospital PCL	1,303,900	7,225,104
#	Cal-Comp Electronics Thailand PCL, Class F	16,016,138	3,009,759
#	Carabao Group PCL	1,087,600	1,212,767
	Central Pattana PCL	3,142,600	6,009,059
#	Central Plaza Hotel PCL	1,249,400	1,190,911
#	Central Retail Corp. PCL CRCF TB	4,809,217	2,711,760
	CH Karnchang PCL	5,295,967	2,761,520
#	Charoen Pokphand Foods PCL	11,385,800	6,752,677
#	Chularat Hospital PCL	24,692,300	1,083,505
	CK Power PCL	7,734,300	551,502
	Com7 PCL	4,243,400	2,980,037
	Cotto F	6,288,800	36,655
*	Country Group Holdings PCL	14,076,611	198,879
	CP ALL PCL	4,728,400	6,323,027
#	CP Axtra PCL	1,861,200	842,482
	Delta Electronics Thailand PCL	3,894,500	38,150,692
	Dhipaya Group Holdings PCL	3,251,600	2,073,385
	Diamond Building Products PCL	1,468,200	210,693
#	Dohome PCL	6,350,898	657,382
	Don Muang Tollway PCL	980,000	333,610
#	Dynasty Ceramic PCL	17,934,150	681,813
	Eastern Polymer Group PCL	5,441,987	592,948
	Eastern Water Resources Development & Management PCL, Class F	4,453,600	418,057
	Ekachai Medical Care PCL	2,248,790	355,726
	Electricity Generating PCL	577,800	2,001,124
#*	Energy Absolute PCL	29,543,800	2,405,754
#	Erawan Group PCL	12,805,000	928,830
	Exotic Food PCL	1,220,600	508,774
#	Forth Corp. PCL	1,124,700	319,410
	Forth Smart Service PCL	1,679,649	346,304
		Shares	Value»
THAILAND — (Continued)
	Fortune Parts Industry PCL	2,261,200	$114,548
	Frasers Property Thailand PCL	109,400	21,153
	GFPT PCL	4,263,022	1,200,482
	Global Power Synergy PCL	586,726	628,933
	Gulf Development PCL	3,196,009	5,664,461
	Gunkul Engineering PCL	18,888,800	1,697,427
	Haad Thip PCL	1,429,600	662,263
#	Hana Microelectronics PCL	3,329,053	3,398,822
	Heng Leasing & Capital PCL	6,362,100	168,456
#	Home Product Center PCL	17,556,615	3,274,748
	Humanica PCL	278,500	37,421
	Hwa Fong Rubber Thailand PCL, Class F	695,600	88,808
	ICC International PCL	87,738	65,867
	Ichitan Group PCL	5,097,900	1,955,994
	Index Livingmall PCL	1,059,727	439,579
#	Indorama Ventures PCL	5,093,000	4,033,284
	Interlink Communication PCL	2,238,550	325,201
	Internet Thailand PCL	66,500	7,332
#	IRPC PCL	34,027,290	2,222,284
	IT City PCL	163,900	21,117
	I-TAIL Corp. PCL	664,700	347,253
#*	Italian-Thai Development PCL	38,425,873	294,936
*††	ITV PLC	183,700	0
#*	Jasmine Technology Solution PCL	338,000	433,353
#	Jaymart Group Holdings PCL	3,400,600	738,888
#	JMT Network Services PCL	3,737,197	1,127,765
	Kang Yong Electric PCL	8,200	74,692
	Karmarts PCL	870,100	203,172
	Kasikornbank PCL (KBANKF TB)	91,000	541,761
	Kasikornbank PCL (KBANKR TB), NVDR	714,000	4,250,740
#	KCE Electronics PCL	4,036,164	3,895,460
	KGI Securities Thailand PCL	7,418,200	915,578

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Khon Kaen Sugar Industry PCL	14,985,449	$736,046
#	Kiatnakin Phatra Bank PCL	874,507	2,121,691
	Klinique Medical Clinic PCL	15,700	12,660
	Krung Thai Bank PCL	6,944,432	7,035,044
	Krungthai Card PCL	2,212,600	1,988,261
	Ladprao General Hospital PCL, Class F	256,700	29,003
	Lalin Property PCL	1,613,800	218,784
	Lam Soon Thailand PCL	2,756,000	392,333
#	Land & Houses PCL (LHF TB)	14,266,440	1,577,888
	Land & Houses PCL (LHR TB), NVDR	3,074,080	339,997
	Lanna Resources PCL	167,000	74,804
	LH Financial Group PCL	26,685,759	924,478
	Loxley PCL	11,146,635	443,999
#	LPN Development PCL	9,471,996	450,444
	Major Cineplex Group PCL	2,257,300	463,938
	Malee Group PCL	518,000	65,233
	MBK PCL	5,444,728	2,845,799
	MC Group PCL	2,311,500	787,748
	MCS Steel PCL	3,495,200	869,172
	Mega Lifesciences PCL	2,237,300	2,457,693
	Minor International PCL	10,498,730	6,682,110
#	MK Restaurants Group PCL	1,341,300	782,486
*	Mono Next PCL	4,921,900	122,394
#	Moshi Moshi Retail Corp. PLC	365,600	401,712
	Muang Thai Insurance PCL	261,900	120,515
#	Muangthai Capital PCL	2,462,600	2,236,781
	Namyong Terminal PCL	2,643,000	347,293
	Netbay PCL	703,074	354,510
	Nonthavej Hospital PCL	72,300	49,035
	Northeast Rubber PCL	9,404,800	1,352,440
	NSL Foods PCL	371,500	247,308
#	Origin Property PCL	5,780,135	321,593
	Osotspa PCL	3,235,200	1,482,261
		Shares	Value»
THAILAND — (Continued)
#	Plan B Media PCL	8,789,168	$1,167,943
	Platinum Group PCL, Class F	2,191,500	71,461
	Polyplex Thailand PCL	2,228,587	669,615
	Praram 9 Hospital PCL	1,867,850	929,482
	Precious Shipping PCL	8,257,500	1,720,824
	Premier Marketing PCL	2,431,700	849,849
#	Prima Marine PCL	6,741,234	1,841,585
	Principal Capital PCL	1,957,300	103,315
*	Property Perfect PCL	23,301,687	28,620
#	Pruksa Holding PCL	4,531,900	478,299
*	PSG Corp. PCL	177,171	16,197
	PTG Energy PCL	7,753,900	1,943,759
	PTT Exploration & Production PCL	5,536,569	26,286,818
	PTT Global Chemical PCL	4,421,558	5,375,388
	PTT Oil & Retail Business PCL	3,624,700	1,372,806
	PTT PCL	27,389,400	29,630,490
#	Quality Houses PCL	46,306,104	1,921,031
	R&B Food Supply PCL	739,100	91,578
*	Raimon Land PCL	10,592,600	35,965
	Rajthanee Hospital PCL	1,046,000	408,070
#	Ratch Group PCL	2,390,200	2,130,121
	Ratchaphruek Hospital PCL	2,714,500	406,657
#	Ratchthani Leasing PCL	15,207,094	802,494
#	Regional Container Lines PCL	2,627,300	2,475,845
#	Rojana Industrial Park PCL	5,132,612	736,325
	S Hotels & Resorts PCL	7,539,086	368,377
	Sabina PCL	701,415	326,764
	Saha Pathana Inter-Holding PCL	50,400	73,335
	Saha-Union PCL	767,700	635,463
	Saksiam Leasing PCL	3,510,800	340,833
	Samart Corp. PCL	2,622,199	419,041
#	Sansiri PCL	97,195,985	4,182,891
#	Sappe PCL	825,800	749,906
#	SC Asset Corp. PCL	11,694,816	717,729
	SCB X PCL	1,771,469	7,125,554
	SCG Packaging PCL	3,759,200	2,898,142

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	SCGJWD Logistics PCL	160,400	$37,661
	Sena Development PCL	4,559,850	270,328
#	Sermsang Power Corp. Co. Ltd.	2,343,806	290,691
	Siam Cement PCL	1,180,900	8,725,761
	Siam Global House PCL	2,626,214	538,208
	Siam Wellness Group PCL	3,501,200	330,427
	Siamgas & Petrochemicals PCL	5,893,300	1,536,346
	Sikarin PCL, Class F	1,379,500	315,488
#*	Singer Thailand PCL	2,614,600	438,750
#	Singha Estate PCL	21,262,581	320,407
	SiS Distribution Thailand PCL	260,200	184,637
#	SISB PCL	1,610,600	499,539
*	SKY ICT PCL	257,600	94,317
*	SNC Former PCL	1,905,000	330,744
	Somboon Advance Technology PCL	2,064,925	931,828
#	SPCG PCL	3,568,500	969,426
#	Sri Trang Agro-Industry PCL	6,245,282	3,412,407
#	Sri Trang Gloves Thailand PCL	5,074,777	1,600,840
#	Srinanaporn Marketing PCL	1,416,100	315,429
	Srisawad Capital 1969 PCL, Class F	4,689,815	159,896
	Srisawad Corp. PCL	3,257,980	2,336,149
	Srithai Superware PCL	8,983,000	281,188
	Srivichai Vejvivat PCL	2,832,291	744,537
#	Star Petroleum Refining PCL	11,241,799	2,541,185
#	Stecon Group PCL	4,183,287	1,544,877
*	STP & I PCL	6,034,579	745,341
#	Supalai PCL	9,224,625	4,591,978
*	Super Energy Corp. PCL	141,162,575	479,175
	Susco PCL	3,745,300	231,689
	Syntec Construction PCL	7,690,300	377,519
	TAC Consumer PCL	2,816,769	463,151
#	Taokaenoi Food & Marketing PCL, Class F	2,518,500	310,787
*	Tata Steel Thailand PCL	20,449,400	472,319
		Shares	Value»
THAILAND — (Continued)
	Thai Airways International PCL	1,439,100	$265,252
	Thai Coconut PCL	207,900	36,618
	Thai Life Insurance PCL	2,448,600	791,342
	Thai Nakarin Hospital PCL	168,000	154,447
#	Thai Oil PCL	3,618,189	5,350,399
*	Thai Reinsurance PCL	8,523,300	102,220
	Thai Stanley Electric PCL (STANLY/F TB), Class F	225,300	1,431,070
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	7,500	47,639
	Thai Union Group PCL	10,065,760	3,557,892
	Thai Vegetable Oil PCL	3,486,457	2,642,611
	Thai Wah PCL	2,681,700	230,202
*	Thaicom PCL	743,300	264,788
#	Thaifoods Group PCL	12,487,126	3,828,793
	Thanachart Capital PCL	1,058,300	1,818,825
	Thonburi Healthcare Group PCL	368,880	94,666
	Thoresen Thai Agencies PCL	9,943,300	1,519,526
#	TIDLOR Holdings PCL	3,981,853	2,085,029
	Tipco Asphalt PCL (TASCO/F TB)	3,124,390	1,295,940
	TIPCO Foods PCL	269,200	52,951
#	Tisco Financial Group PCL (TISCO/F TB)	681,500	2,289,556
	TKS Technologies PCL	1,669,072	320,259
#	TMBThanachart Bank PCL	56,078,683	3,893,917
*	TMT Steel PCL	2,855,800	303,562
	TOA Paint Thailand PCL	2,225,999	888,091
#	TPI Polene PCL	45,070,060	1,189,563
	TPI Polene Power PCL	14,666,340	865,639
#	TQM Alpha PCL	962,696	428,088
	Triple i Logistics PCL	352,900	42,930
	True Corp. PCL	42,384,284	17,834,506
	TTW PCL	6,182,000	1,753,531
	Union Auction PCL	1,471,500	222,202
#	Unique Engineering & Construction PCL	5,285,405	405,619
	United Paper PCL	2,202,500	496,207

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Univanich Palm Oil PCL	5,283,100	$2,384,946
*	Vanachai Group PCL	5,890,840	364,517
	VGI PCL	28,371,200	760,399
	WHA Corp. PCL	24,223,400	3,340,474
#	Xspring Capital PCL	29,465,633	398,100
TOTAL THAILAND			468,642,581
TURKEY — (0.8%)
*	Adese Gayrimenkul Yatirim AS	32,035,550	768,919
	Afyon Cimento Sanayi TAS	154,137	46,116
	Agesa Hayat ve Emeklilik AS	307,731	1,644,091
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	742,546	452,715
	Akbank TAS	11,333,136	18,354,588
	Akcansa Cimento AS	311,923	1,476,149
*	Akenerji Elektrik Uretim AS	77,100	17,424
*	Akfen Yenilenebilir Enerji AS	1,122,582	553,812
	Aksa Akrilik Kimya Sanayii AS	8,621,737	2,022,115
*	Aksa Enerji Uretim AS	1,048,297	1,910,006
*	Aksigorta AS	2,889,431	447,388
#	Alarko Holding AS	1,224,384	2,597,006
	Albaraka Turk Katilim Bankasi AS	17,445,925	3,244,485
*	Alcatel-Lucent Teletas Telekomunikasyon AS	1,192	3,624
	Alfa Solar Enerji Sanayi VE Ticaret AS	136,992	125,278
*	Alkim Alkali Kimya AS	946,965	421,082
*	Alves Kablo Sanayi Ve Ticaret AS	5,341,703	384,691
	Anadolu Anonim Turk Sigorta Sirketi	5,387,328	3,445,737
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	5,303,019	2,230,894
	Anadolu Hayat Emeklilik AS	543,905	1,335,528
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	128,707	202,351
#*	Arcelik AS	295,282	731,751
	ARD Grup Bilisim Teknolojileri AS	1,002,909	1,120,090
		Shares	Value»
TURKEY — (Continued)
*	Arsan Holding AS	419,812	$32,400
#	Aselsan Elektronik Sanayi Ve Ticaret AS	1,207,107	11,240,319
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	912,035	5,731,519
*	Aydem Yenilenebilir Enerji AS	786,120	504,477
	Aygaz AS	296,619	1,889,608
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	109,304	123,320
*	Baticim Bati Anadolu Cimento Sanayii AS	16,623,032	2,289,381
*	BatiSoke Soke Cimento Sanayii TAS	1,062,490	901,417
#*	Bera Holding AS	5,355,663	2,022,683
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	1,224,208	406,772
*	Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS	119,315	64,710
	BIM Birlesik Magazalar AS	507,926	8,344,456
*	Biotrend Cevre VE Enerji Yatirimlari AS	113,491	50,592
	Bogazici Beton Sanayi Ve Ticaret AS	196,907	86,771
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	48,426	586,374
	Borusan Yatirim ve Pazarlama AS	5,752	268,135
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	46,164	148,388
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	159,462	298,216
	Bursa Cimento Fabrikasi AS	2,283,465	309,718
*	Can2 Termik AS	33,616,596	1,330,123
	Celebi Hava Servisi AS	17,928	707,436
*	Cemas Dokum Sanayi AS	2,954,461	312,035

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,402,001	$340,705
#	Cimsa Cimento Sanayi VE Ticaret AS	1,473,250	1,882,037
#	Coca-Cola Icecek AS	2,399,331	3,988,895
*	CVK Maden Isletmeleri Sanayi VE Ticaret AS	152,444	120,344
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	1,708,605	1,389,503
*	DAP Gayrimenkul Gelistirme AS	1,761,016	410,698
*	Dardanel Onentas Gida Sanayi AS	5,277,015	259,278
*	Deva Holding AS	229,627	336,013
#	Dogan Sirketler Grubu Holding AS	6,832,427	3,438,914
	Dogu Aras Enerji Yatirimlari AS	74,362	171,949
	Dogus Otomotiv Servis ve Ticaret AS	740,349	2,958,128
	Eczacibasi Yatirim Holding Ortakligi AS	98,841	820,882
#	EGE Endustri VE Ticaret AS	3,709	521,002
	EGE Gubre Sanayii AS	347,924	977,336
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	579,387	1,098,384
Ω	Enerjisa Enerji AS	572,782	1,558,738
	Enerya Enerji AS	2,134,327	421,231
#	Enka Insaat ve Sanayi AS	2,027,992	4,701,924
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	92,040	400,151
	Eregli Demir ve Celik Fabrikalari TAS	5,478,716	4,261,216
*	Escort Teknoloji Yatirim AS	704,683	85,799
*	Esenboga Elektrik Uretim AS	3,491,272	289,376
	Europap Tezol Kagit Sanayi VE Ticaret AS	207,479	87,597
		Shares	Value»
TURKEY — (Continued)
*	Europen Endustri Insaat Sanayi VE Ticaret AS	5,640,659	$689,319
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	462,893	537,671
#	Ford Otomotiv Sanayi AS	790,643	1,716,399
	Galata Wind Enerji AS	336,106	225,014
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	2,824,427	579,648
	Gentas Genel Metal Sanayi ve Ticaret AS	553,615	97,303
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	61,612	119,613
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	333,707	368,859
	Global Yatirim Holding AS	15,717,855	5,320,048
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	803,274	383,503
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	95,322	771,653
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,403,711	620,395
*	GSD Holding AS	7,991,502	933,133
*	Gubre Fabrikalari TAS	146,716	1,723,190
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	90,163	596,047
*	Hektas Ticaret TAS	2,304,653	175,466
*	Hitit Bilgisayar Hizmetleri AS	261,415	244,990
*	HUN Yenilenebilir Enerji Uretim AS	583,085	41,337
*	IC Enterra Yenilenebilir Enerji AS	800,624	197,634
*	Ihlas Holding AS	5,376,582	266,997
*	Imas Makina Sanayi AS	2,368,763	193,643

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	4,391,591	$989,919
*	Info Yatirim AS	1,997,122	151,072
*	Is Finansal Kiralama AS	4,278,335	1,894,927
	Is Yatirim Menkul Degerler AS	2,772,022	2,597,178
*	Izdemir Enerji Elektrik Uretim AS	4,823,783	1,142,656
*	Izmir Demir Celik Sanayi AS	4,758,783	741,059
*	Izmir Firca Sanayi ve Ticaret AS	40,029	60,766
	Jantsa Jant Sanayi Ve Ticaret AS	473,170	185,143
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	674,063	509,119
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	52,912	107,199
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	1,258,498	986,112
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	6,910,355	5,907,596
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,230,120	314,211
	Katilimevim Tasarruf Finansman AS	398,888	1,017,469
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	16,482,182	1,048,079
*	Kayseri Seker Fabrikasi AS	2,003,282	210,182
*	Kervan Gida Sanayi Ve Ticaret AS	4,757,644	328,238
	Kiler Holding AS	86,480	196,098
*	Kimteks Poliuretan Sanayi VE Ticaret AS	49,791	22,737
	KOC Holding AS	2,000,948	8,959,278
	Kocaer Celik Sanayi Ve Ticaret AS	1,956,767	509,211
		Shares	Value»
TURKEY — (Continued)
#	Kontrolmatik Enerji Ve Muhendislik AS	245,638	$56,850
*	Konya Cimento Sanayii AS	3,257	301,438
#*	Kordsa Teknik Tekstil AS	311,684	452,462
*	Koza Polyester Sanayi VE Ticaret AS	232,275	30,496
	Kuzey Boru AS	237,919	141,667
*	LDR Turizm AS	1,024,607	2,681,849
	Lila Kagit Sanayi ve Ticaret AS	659,074	511,133
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	218,328	180,453
	Logo Yazilim Sanayi Ve Ticaret AS	395,145	1,257,667
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	1,011,043	338,529
*	Loras Holding AS	3,496,927	288,256
*	Margun Enerji Uretim Sanayi VE Ticaret AS	1,591,407	2,256,953
*	Marmara Holding AS	3,113,705	199,835
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	3,146,574	3,021,429
*	Mega Metal Sanayi VE Ticaret AS	299,622	539,027
#*	MIA Teknoloji AS	1,510,600	1,336,551
#	Migros Ticaret AS	168,188	2,391,471
*Ω	MLP Saglik Hizmetleri AS	374,006	3,681,761
*	Mogan Enerji Yatirim Holding AS	859,432	276,788
*	Naturel Yenilenebilir Enerji Ticaret AS	1,547,440	240,262
	Naturelgaz Sanayi ve Ticaret AS	951,807	263,422
*	NET Holding AS	1,414,526	1,201,657
	Nuh Cimento Sanayi AS	289,473	1,587,712
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	6,563,579	997,353
*	Orge Enerji Elektrik Taahhut AS	330,863	626,735
#	Oyak Cimento Fabrikalari AS	3,833,869	2,014,130
*	Oyak Yatirim Menkul Degerler AS	420,924	529,625

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	341,373	$123,203
*	Parsan Makina Parcalari Sanayii AS	29,470	54,374
#*	Pegasus Hava Tasimaciligi AS	1,152,796	4,603,154
	Penta Teknoloji Urunleri Dagitim Ticaret AS	76,752	24,309
#*	Petkim Petrokimya Holding AS	2,664,681	1,411,154
*	Polisan Holding AS	783,000	368,086
*	Politeknik Metal Sanayi ve Ticaret AS	1,897	224,963
*	Qua Granite Hayal	2,315,765	190,421
*	Ral Yatirim Holding AS	677,448	5,033,565
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,394,898	1,060,045
	Ronesans Gayrimenkul Yatirim AS	36,094	148,127
*	Ruzy Madencilik Ve Enerji	198,178	58,058
*	Safkar Ege Sogutmacilik Klima Soguk Hava Tesisleri Ihracat Ithalat Sanayi Ve Ticaret AS	353,930	190,656
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	4,396,782	2,575,049
#*	Sasa Polyester Sanayi AS	5,704,165	397,393
	SDT Uzay VE Savunma Teknolojileri AS	43,305	210,604
	Sekerbank Turk AS	16,713,823	4,540,665
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,819	865,423
*	Sok Marketler Ticaret AS	1,662,830	1,875,995
	SUN Tekstil Sanayi Ve Ticaret AS	489,914	387,254
	Suwen Tekstil Sanayi Pazarlama AS	1,244,775	236,849
		Shares	Value»
TURKEY — (Continued)
	TAB Gida Sanayi Ve Ticaret AS	47,851	$284,916
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	159,055	88,202
*	Tatlipinar Enerji Uretim AS	1,253,676	353,904
#*	TAV Havalimanlari Holding AS	661,351	4,080,533
#	Tekfen Holding AS	2,087,352	6,577,277
*	Tera Yatirim Menkul Degerler AS	334,923	1,785,395
	Tofas Turk Otomobil Fabrikasi AS	134,332	877,177
*	Trust Anadolu Metal Madencilik Isletmeleri AS	380,012	999,276
#*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	502,580	1,020,454
*	Tukas Gida Sanayi ve Ticaret AS	19,134,453	1,085,296
*	Tumosan Motor ve Traktor Sanayi AS	345,608	778,026
	Turcas Holding AS	230,792	235,563
#*	Turk Altin Isletmeleri AS	646,718	592,060
#	Turk Hava Yollari AO	1,661,642	11,313,312
*	Turk Ilac VE Serum Sanayi AS	587,527	48,179
*	Turk Telekomunikasyon AS	2,326,620	3,202,874
	Turk Traktor ve Ziraat Makineleri AS	25,572	251,515
	Turkcell Iletisim Hizmetleri AS	5,258,324	13,074,131
	Turkiye Garanti Bankasi AS	2,048,140	6,064,036
#	Turkiye Is Bankasi AS, Class C	26,058,433	8,272,829
	Turkiye Petrol Rafinerileri AS	2,174,664	13,073,622
#	Turkiye Sigorta AS	7,712,387	2,404,301
#	Turkiye Sinai Kalkinma Bankasi AS	16,629,556	4,272,473
	Turkiye Sise ve Cam Fabrikalari AS	2,149,656	2,280,334

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Turkiye Vakiflar Bankasi TAO, Class D	10,805,507	$7,583,516
	Ulker Biskuvi Sanayi AS	1,474,767	4,046,851
*	Ulusoy Un Sanayi ve Ticaret AS	822,040	156,755
*	Usak Seramik Sanayii AS	10,165,574	390,766
*	Vakif Finansal Kiralama AS	23,188,812	939,832
	Vestel Beyaz Esya Sanayi ve Ticaret AS	2,991,512	471,528
#*	Vestel Elektronik Sanayi ve Ticaret AS	1,028,555	633,237
*	Yapi ve Kredi Bankasi AS	11,852,636	9,716,826
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	997,955	967,694
*	Yayla Agro Gida Sanayi VE Nakliyat AS	1,833,771	474,505
*	YEO Teknoloji Enerji VE Endustri AS	347,390	428,936
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	59,191	31,724
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,131,674	547,269
#*	Zorlu Enerji Elektrik Uretim AS	11,609,650	786,284
TOTAL TURKEY			317,561,167
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	7,791,539	29,292,097
	Abu Dhabi Islamic Bank PJSC	6,007,838	35,875,234
	Abu Dhabi National Hotels	9,430,828	950,827
	Abu Dhabi National Insurance Co. PSC	135,732	285,356
	Abu Dhabi National Oil Co. for Distribution PJSC	9,588,919	9,582,829
*	Abu Dhabi Ports Co. PJSC	2,473,111	2,924,583
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi Ship Building Co. PJSC	435,036	$881,349
	ADNOC Drilling Co. PJSC	6,930,773	10,680,378
	ADNOC Logistics & Services	822,367	1,313,820
	Agility Global PLC	6,110,777	2,495,322
	Agthia Group PJSC	1,855,032	1,882,834
	Air Arabia PJSC	17,773,379	23,951,340
	Ajman Bank PJSC	7,792,999	3,051,719
*	AL Seer Marine Supplies & Equipment Co. LLC	1,166,219	615,485
	Aldar Properties PJSC	5,198,608	10,933,213
	Alef Education Holding PLC	303,862	81,188
	Alpha Dhabi Holding PJSC	839,378	1,723,103
	Amanat Holdings PJSC	8,512,482	2,965,107
	Americana Restaurants International PLC - Foreign Co.	3,189,380	1,727,358
*	Amlak Finance PJSC	8,588,913	4,398,961
*	Apex Investment Co. PSC	2,358,994	2,066,150
*	Bank of Sharjah	658,844	222,419
	Burjeel Holdings PLC	5,111,876	1,465,231
	Dana Gas PJSC	35,026,529	8,581,504
	Deyaar Development PJSC	11,438,161	2,559,014
	Dubai Electricity & Water Authority PJSC	5,349,941	3,860,686
	Dubai Financial Market PJSC	9,827,353	3,822,009
	Dubai Investments PJSC	13,755,839	15,195,830
	Dubai Islamic Bank PJSC	14,453,880	28,130,624
	Dubai Taxi Co. PJSC	286,720	158,857
	E7 Group PJSC	87,986	25,214
	Emaar Development PJSC	7,931,480	31,512,268
	Emaar Properties PJSC	22,537,337	72,570,188
	Emirates Central Cooling Systems Corp.	5,589,880	2,360,754
	Emirates Driving Co.	401,524	335,630

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Integrated Telecommunications Co. PJSC	1,539,998	$4,522,511
	Emirates NBD Bank PJSC	5,334,526	42,147,384
*	Emirates Reem Investments PJSC	62,022	37,791
	Emirates Telecommunications Group Co. PJSC	6,775,982	34,318,201
*	EMSTEEL Building Materials PJSC	10,301,896	3,083,187
*	Eshraq Investments PJSC	8,124,521	889,966
	Fertiglobe PLC	6,867,308	6,992,748
	First Abu Dhabi Bank PJSC	7,441,986	35,602,829
*	Ghitha Holding PJSC	157,183	467,664
*	Gulf Navigation Holding PJSC	1,112,100	820,503
*	Gulf Pharmaceutical Industries PSC	1,675,923	474,200
*	International Holding Co. PJSC	16,916	1,800,073
*	Manazel PJSC	7,007,989	469,984
*	Modon Holding PSC	1,172,674	936,632
	National Bank of Ras Al-Khaimah PSC	10,033	22,581
	National Central Cooling Co. PJSC	794,750	587,716
*	National Corp. for Tourism & Hotels	311,843	155,290
	NMDC Group PJSC	28,426	148,276
	Palms Sports PrJSC	144,639	273,362
	Parkin Co. PJSC	603,090	855,333
*	Phoenix Group PLC	230,647	47,543
*	Presight AI Holding PLC	1,929,434	1,646,965
	Pure Health Holding PJSC	119,377	69,236
*	RAK Properties PJSC	10,393,512	3,029,812
	Ras Al Khaimah Ceramics PJSC	3,443,302	2,271,858
	Salik Co. PJSC	4,964,968	7,575,597
	Sharjah Islamic Bank	3,861,454	3,111,033
*	Shuaa Capital PSC	7,466,860	416,002
*	Space42 PLC	1,718,894	703,279
	Taaleem Holdings PJSC	432,302	385,135
	TECOM Group PJSC	912,283	838,165
*	Two Point Zero Group PJSC	12,141,425	6,768,582
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Union Properties PJSC	17,193,465	$3,397,913
TOTAL UNITED ARAB EMIRATES			483,345,832
TOTAL COMMON STOCKS			37,388,895,132
PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
	Alpargatas SA, 14.933%	790,460	1,918,763
	Axia Energia SA Class B, 5.844%	323,377	4,483,184
*	Axia Energia SA Class C	497,127	6,018,572
	Banco ABC Brasil SA, 10.346%	788,961	3,992,763
Ω	Banco BMG SA, 8.258%	1,279,151	1,382,014
	Banco Bradesco SA, 7.793%	4,349,079	16,968,417
	Banco do Estado do Rio Grande do Sul SA, 10.262%	1,492,773	4,708,816
	Banco Pine SA, 5.698%	356,895	1,035,700
	Centrais Eletricas de Santa Catarina SA, 6.643%	65,563	2,032,244
	Cia de Ferro Ligas da Bahia FERBASA, 9.489%	1,543,128	2,396,433
	Cia De Sanena Do Parana, 5.068%	5,317,906	8,462,599
	Cia Energetica de Minas Gerais, 13.489%	5,479,913	13,877,400
	Cia Energetica do Ceara, 4.484%	72,603	485,017
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	347,825	1,498,967
	Energisa SA, 3.848%	3,016	6,054
	Eucatex SA Industria e Comercio, 5.237%	247,800	1,074,911
	Gerdau SA, 2.742%	1,913,073	8,735,123
	Isa Energia Brasil SA, 6.271%	705,895	4,206,745

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Itau Unibanco Holding SA, 7.892%	5,302,942	$46,252,689
	Klabin SA, 9.166%	3	2
	Localiza Rent a Car SA, 1.183%	36,693	327,079
	Marcopolo SA, 15.762%	4,713,067	6,167,590
	Petroleo Brasileiro SA - Petrobras, 7.287%	22,001,222	218,066,153
*	Raizen SA	5,413,717	513,843
	Randoncorp SA, 0.880%	1,328,436	1,424,532
	Schulz SA, 12.223%	828,178	871,361
	Taurus Armas SA, 0.064%	499,492	490,232
	Track & Field Co. SA, 2.057%	152,462	472,614
	Unipar Carbocloro SA, 16.248%	503,605	6,370,576
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	3,223,567	5,396,698
TOTAL BRAZIL			369,637,091
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 3.934%	318,684	596,206
	Embotelladora Andina SA, 1.442%	897,867	4,185,343
TOTAL CHILE			4,781,549
COLOMBIA — (0.0%)
*	Davivienda Group SA, 1.520%	231,975	1,662,753
	Grupo Argos SA, 5.776%	190,941	639,183
	Grupo Aval Acciones y Valores SA, 3.516%	9,689,105	2,143,672
	Grupo Cibest SA, 7.224%	80,974	1,390,037
	Grupo de Inversiones Suramericana SA, 4.014%	293,442	3,264,687
TOTAL COLOMBIA			9,100,332
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	2,532,220	272,128
		Shares	Value»

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	532,947	$283,797
TOTAL PREFERRED STOCKS			384,074,897
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	Parque Arauco SA Rights 06/02/2026	269,764	0
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	94,634	1,191
*	Berjaya Food Bhd. Warrants 10/22/2035	1,327,959	11,703
*	Hengyuan Refining Co. Bhd. Warrants 10/27/2030	469,900	63,300
*	Lianson Fleet Group Bhd. Warrants 02/03/2031	6,870	484
#*	REDtone Digital Bhd. Warrants 12/20/2030	630,700	11,117
TOTAL MALAYSIA			87,795
SOUTH KOREA — (0.0%)
*	SKC Co. Ltd. Rights 05/15/2026	4,124	131,239
TAIWAN — (0.0%)
*	Ability Opto-Electronics Technology Co. Ltd. Rights	7,735	3,906
*	Taiwan Cogeneration Corp. Rights 05/11/2026	323,774	119,252
*	Wafer Works Corp. Rights	112,304	43,597
TOTAL TAIWAN			166,755
THAILAND — (0.0%)
*	Assetwise PCL Rights	9,090	0
*	Better World Green PCL Warrants	9,003,861	0

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»

THAILAND — (Continued)
*	Better World Green PCL Warrants 03/11/2027	2,820,277	$0
UNITED ARAB EMIRATES — (0.0%)
*	Sharjah Islamic Bank Rights 05/08/2026	1,287,151	140,521
TOTAL RIGHTS/WARRANTS			526,310
TOTAL INVESTMENT SECURITIES (Cost $18,222,982,808)			37,773,496,339
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	46,152,086	$533,748,873
TOTAL INVESTMENTS — (100.0%)
(Cost $18,756,756,873)			$38,307,245,212
As of April 30, 2026, Emerging Markets Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	834	06/18/26	$281,413,349	$302,064,375	$20,651,026
Total Futures Contracts			$281,413,349	$302,064,375	$20,651,026
As of April 30, 2026, the value of Rule 144A securities amounted to $1,257,678,462 or 3.3% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$1,109,423,932	$11,085	—	$1,109,435,017
Chile	154,211,028	2,568,486	—	156,779,514
China	507,086,137	8,275,247,780	$1,245,912	8,783,579,829
Colombia	38,030,727	5,135,110	—	43,165,837
Czech Republic	—	43,325,287	—	43,325,287
Egypt	157,489	13,407,836	—	13,565,325
Greece	—	191,522,055	—	191,522,055
Hong Kong	—	1,688,955	—	1,688,955
Hungary	—	111,779,972	—	111,779,972
India	131,782,630	5,100,207,037	—	5,231,989,667
Indonesia	6,181,890	381,816,121	162,993	388,161,004
Kuwait	—	132,335,088	258,898	132,593,986
Malaysia	100,583	493,882,916	7,974	493,991,473
Mexico	776,311,037	2,908,090	—	779,219,127
Peru	33,529,210	—	—	33,529,210
Philippines	2,222,291	159,504,554	31,934	161,758,779

Emerging Markets Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	$276,015	$471,626,968	—	$471,902,983
Qatar	—	213,827,572	—	213,827,572
Saudi Arabia	491,888	969,737,503	—	970,229,391
South Africa	183,638,378	975,880,757	—	1,159,519,135
South Korea	65,474,997	6,359,390,354	$2,281,324	6,427,146,675
Taiwan	876,516,382	8,324,019,800	98,577	9,200,634,759
Thailand	136,712	468,505,869	—	468,642,581
Turkey	—	317,561,167	—	317,561,167
United Arab Emirates	—	483,345,832	—	483,345,832
Preferred Stocks
Brazil	369,637,091	—	—	369,637,091
Chile	4,185,343	596,206	—	4,781,549
Colombia	9,100,332	—	—	9,100,332
India	272,128	—	—	272,128
Philippines	—	283,797	—	283,797
Rights/Warrants
Chile	—	—	—	—
Malaysia	—	87,795	—	87,795
South Korea	—	131,239	—	131,239
Taiwan	—	166,755	—	166,755
Thailand	—	—	—	—
United Arab Emirates	—	140,521	—	140,521
Securities Lending Collateral	—	533,748,873	—	533,748,873
Total Investments in Securities	$4,268,766,220	$34,034,391,380	$4,087,612˂˃	$38,307,245,212
Financial Instruments
Assets
Futures Contracts**	20,651,026	—	—	20,651,026
Total Financial Instruments	$20,651,026	—	—	$20,651,026
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.3%)
BRAZIL — (3.1%)
	Allied Tecnologia SA	7,900	$9,971
	Anima Holding SA	52,600	42,171
	Armac Locacao Logistica E Servicos SA	10,400	10,018
	Azzas 2154 SA	17,366	75,821
	Bemobi Mobile Tech SA	10,600	56,085
*	Blau Farmaceutica SA	6,370	12,903
*	Brava Energia	28,543	110,269
	C&A Modas SA	43,100	98,528
*	Cia Brasileira de Aluminio	48,891	104,559
*	Cia Brasileira de Distribuicao	66,272	32,120
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	112,253	141,229
	Cogna Educacao SA	239,241	134,313
	Cruzeiro do Sul Educacional SA	55,600	60,408
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,448	248,799
Ω	Desktop SA	20,083	74,625
*	Diagnosticos da America SA	72,335	49,374
	Dimed SA Distribuidora da Medicamentos	27,900	76,458
	Empreendimentos Pague Menos SA PGMN3 BZ	81,878	91,935
	Fleury SA	22,598	73,383
	Gerdau SA, Sponsored ADR	187,063	854,878
	Grupo Mateus SA	48,100	42,157
	Grupo SBF SA	32,900	73,217
	Guararapes Confeccoes SA	20,980	40,631
	Hypera SA HYPE3 BZ	29,981	136,409
		Shares	Value»
BRAZIL — (Continued)
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	7,100	$20,461
	Iochpe Maxion SA	29,100	55,534
	Irani Papel e Embalagem SA	15,523	24,452
*	IRB-Brasil Resseguros SA	12,326	133,167
	JHSF Participacoes SA	78,158	198,086
	JSL SA	22,100	31,509
	Lavvi Empreendimentos Imobiliarios SA	16,300	42,957
	Localiza Rent a Car SA	80,447	745,854
	Lojas Renner SA	112,922	310,138
	Magazine Luiza SA	55,860	92,841
	Marcopolo SA	25,600	33,294
	MBRF Global Foods Co. SA	69,554	244,825
	Melnick Even Desenvolvimento Imobiliario SA	15,800	10,753
	Mills Locacao Servicos e Logistica SA	25,600	65,709
	Motiva Infraestrutura de Mobilidade SA	77,722	251,131
	Moura Dubeux Engenharia SA	19,287	117,588
	Movida Participacoes SA MOVI3 BZ	36,135	88,590
*	Movida Participacoes SA MOVI9 BZ	6,838	16,681
*	MRV Engenharia e Participacoes SA	44,400	62,048
*	Natura Cosmeticos SA	95,800	197,141
*	Oceanpact Servicos Maritimos SA	18,400	38,384
	Petroreconcavo SA	28,600	74,853
	Porto Seguro SA	35,644	358,398
*	PRIO SA	120,597	1,617,361
	Profarma Distribuidora de Produtos Farmaceuticos SA	7,100	11,385

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Qualicorp Consultoria e Corretora de Seguros SA	51,900	$18,761
	Sao Martinho SA	34,578	112,914
	Sendas Distribuidora SA (ASAI3 BZ)	162,995	291,309
Ω	Ser Educacional SA	36,600	93,943
	Simpar SA SIMH3 BZ	37,622	83,726
*	Simpar SA SIMH9 BZ	15,684	34,904
	SLC Agricola SA	29,576	101,537
	Smartfit Escola de Ginastica e Danca SA	30,100	104,977
	Tegma Gestao Logistica SA	7,100	45,739
	TIM SA	8,050	41,861
	Tres Tentos Agroindustrial SA	9,019	30,599
	Trisul SA	18,774	18,464
	Ultrapar Participacoes SA (UGPA3 BZ)	80,270	485,335
	Unifique Telecomunicacoes SA	19,478	26,945
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	51,797
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	64,202	51,343
	Vibra Energia SA	160,214	1,077,411
	YDUQS Participacoes SA	53,500	106,529
TOTAL BRAZIL			10,271,495
CHILE — (0.3%)
	Banco Itau Chile SA	5,784	118,276
*	CAP SA	10,826	84,400
	Empresa Nacional de Telecomunicaciones SA	35,575	140,749
	Empresas CMPC SA	142,426	176,661
	Inversiones Aguas Metropolitanas SA	33,662	36,662
	Ripley Corp. SA	203,862	86,207
	Salfacorp SA	72,948	113,329
	SMU SA	336,266	50,970
	Sociedad Matriz SAAM SA	195,719	31,974
		Shares	Value»
CHILE — (Continued)
	SONDA SA	85,422	$27,549
	Vina Concha y Toro SA	8,798	8,643
TOTAL CHILE			875,420
CHINA — (28.5%)
	361 Degrees International Ltd.	194,000	134,832
Ω	3SBio, Inc.	340,000	1,016,986
	5I5J Holding Group Co. Ltd., Class A	18,200	7,921
	AAC Technologies Holdings, Inc.	137,500	636,816
	Advanced Technology & Materials Co. Ltd., Class A	28,900	91,112
Ω	AK Medical Holdings Ltd.	22,000	17,778
	Allmed Medical Products Co. Ltd., Class A	10,200	20,605
	Aluminum Corp. of China Ltd., Class H	492,000	720,562
	Anhui Conch Cement Co. Ltd., Class H	231,000	578,757
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	29,368
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	19,205
	Anhui Heli Co. Ltd., Class A	8,200	21,692
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	22,700	27,592
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	6,500	18,511
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	26,500	24,634
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	19,214
	Anhui Jinhe Industrial Co. Ltd., Class A	8,800	30,109
	Anhui Korrun Co. Ltd., Class A	7,500	23,340

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Kouzi Distillery Co. Ltd., Class A	10,900	$38,130
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	21,700	23,332
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	16,700	18,888
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	24,668
	Anhui Xinhua Media Co. Ltd., Class A	22,500	19,896
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	55,920
	Anjoy Foods Group Co. Ltd., Class A	2,300	36,924
	Anton Oilfield Services Group	546,000	73,344
	Aoshikang Technology Co. Ltd., Class A	6,000	46,059
	Aotecar New Energy Technology Group Co. Ltd., Class A	60,800	25,847
	APT Satellite Holdings Ltd.	118,000	57,930
	Arctech Solar Holding Co. Ltd., Class A	3,501	20,851
#Ω	AsiaInfo Technologies Ltd.	52,400	37,694
	Autobio Diagnostics Co. Ltd., Class A	4,700	23,057
	AviChina Industry & Technology Co. Ltd., Class H	401,000	176,654
*	BAIC Foton Motor Co. Ltd., Class A	116,900	60,528
#*Ω	BAIC Motor Corp. Ltd., Class H	384,000	68,488
#*Ω	Bairong, Inc.	19,500	17,517
	Bank of Chongqing Co. Ltd., Class H	69,500	73,903
Ω	Bank of Qingdao Co. Ltd., Class H	264,000	173,717
	Bank of Xi'an Co. Ltd., Class A	90,300	48,792
	Baoji Titanium Industry Co. Ltd., Class A	5,800	28,457
	BBMG Corp., Class H	284,000	27,624
		Shares	Value»
CHINA — (Continued)
	BBMG Jidong Cement Group Co. Ltd., Class A	31,600	$19,833
	Bear Electric Appliance Co. Ltd., Class A	3,700	22,417
	Befar Group Co. Ltd., Class A	33,500	26,289
	Beibuwan Port Co. Ltd., Class A	36,100	61,167
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	85,900	38,504
*	Beijing Capital International Airport Co. Ltd., Class H	274,000	66,647
	Beijing Career International Co. Ltd., Class A	6,000	21,454
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	10,250	13,818
	Beijing Dabeinong Technology Group Co. Ltd., Class A	38,400	21,881
	Beijing Easpring Material Technology Co. Ltd., Class A	10,200	95,419
	Beijing Energy International Holding Co. Ltd.	162,400	22,000
	Beijing Enterprises Holdings Ltd.	92,500	366,342
	Beijing Enterprises Water Group Ltd.	512,000	180,893
	Beijing Fengjing Automotive Parts Co. Ltd.	39,100	22,570
	Beijing Gehua CATV Network Co. Ltd., Class A	36,200	42,450
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	30,700	65,698
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	31,283
	Beijing Haohua Energy Resource Co. Ltd., Class A	22,200	38,007

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Jetsen Technology Co. Ltd., Class A	31,300	$25,741
*	Beijing Jingyuntong Technology Co. Ltd., Class A	32,300	18,674
	Beijing Sanyuan Foods Co. Ltd., Class A	20,500	18,296
	Beijing Shunxin Agriculture Co. Ltd., Class A	8,900	16,568
	Beijing Sinnet Technology Co. Ltd., Class A	19,700	46,216
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	37,500	20,548
	Beijing Strong Biotechnologies, Inc., Class A	11,400	21,199
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	9,416
	Beijing Wandong Medical Technology Co. Ltd., Class A	11,200	23,693
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	42,123
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	28,184
	Best Pacific International Holdings Ltd.	70,000	26,185
	Bestsun Energy Co. Ltd., Class A	33,600	20,008
	Beyondsoft Corp., Class A	12,700	19,566
*	BGI Genomics Co. Ltd., Class A	4,300	25,210
	Biem.L.Fdlkk Garment Co. Ltd., Class A	10,000	29,682
Ω	BOC Aviation Ltd.	39,600	406,626
*	BOE HC SemiTek Corp.	17,900	31,845
	BOE Varitronix Ltd.	38,000	20,770
*	Bohai Leasing Co. Ltd., Class A	89,400	61,461
		Shares	Value»
CHINA — (Continued)
	Bright Dairy & Food Co. Ltd., Class A	19,900	$21,603
	Brilliance China Automotive Holdings Ltd.	424,000	147,961
	Bros Eastern Co. Ltd., Class A	15,400	20,962
*	B-Soft Co. Ltd., Class A	45,500	29,476
	BTG Hotels Group Co. Ltd., Class A	12,900	29,568
	BXN Holding Co. Ltd., Class A	41,900	25,564
#	BYD Electronic International Co. Ltd.	133,000	454,508
	By-health Co. Ltd., Class A	12,000	18,487
*	C C Land Holdings Ltd.	164,000	25,136
#	C&D International Investment Group Ltd.	116,756	222,091
	C&S Paper Co. Ltd., Class A	19,400	24,265
*Ω	CALB Group Co. Ltd., Class H	25,400	115,688
	Camel Group Co. Ltd., Class A	13,000	18,986
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	50,000	41,350
	Canmax Technologies Co. Ltd., Class A	9,100	147,815
	Canny Elevator Co. Ltd., Class A	14,700	13,278
	CCCC Design & Consulting Group Co. Ltd., Class A	21,200	20,704
	CECEP Solar Energy Co. Ltd., Class A	75,100	54,962
	CECEP Wind-Power Corp., Class A	80,300	50,216
	Central China Land Media Co. Ltd., Class A	14,400	28,337
	Central China Securities Co. Ltd., Class H	136,000	32,960
	CGN New Energy Holdings Co. Ltd.	312,000	104,783

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	$22,359
	Changhong Meiling Co. Ltd., Class A	8,700	7,224
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	62,400	37,986
	Changjiang Publishing & Media Co. Ltd., Class A	27,900	35,200
	Chaoju Eye Care Holdings Ltd.	47,500	18,252
Ω	Cheerwin Group Ltd.	57,500	18,278
	Cheng De Lolo Co. Ltd., Class A	17,400	22,699
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	17,261
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	23,930
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,800	28,215
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,500	20,881
	Chengdu Wintrue Holding Co. Ltd., Class A	16,100	36,367
	Chervon Holdings Ltd.	29,200	60,717
	China Automotive Engineering Research Institute Co. Ltd., Class A	8,900	21,050
	China BlueChemical Ltd., Class H	356,000	122,854
#*Ω	China Bohai Bank Co. Ltd., Class H	102,500	11,640
	China CAMC Engineering Co. Ltd., Class A	8,800	13,070
#	China Cinda Asset Management Co. Ltd., Class H	584,000	82,505
		Shares	Value»
CHINA — (Continued)
	China Coal Energy Co. Ltd., Class H	343,000	$641,697
	China Coal Xinji Energy Co. Ltd., Class A	41,800	54,846
	China Communications Services Corp. Ltd., Class H	356,000	195,836
	China Conch Venture Holdings Ltd.	256,000	396,940
	China CYTS Tours Holding Co. Ltd., Class A	7,200	9,517
*	China Daye Non-Ferrous Metals Mining Ltd.	742,000	11,504
	China Design Group Co. Ltd., Class A	8,200	9,046
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	378,000	74,204
#††	China Dili Group	334,200	5,282
Ω	China East Education Holdings Ltd.	85,500	57,963
*	China Eastern Airlines Corp. Ltd., Class H	100,000	49,468
#*	China Education Group Holdings Ltd.	160,400	47,637
	China Electronics Huada Technology Co. Ltd.	234,000	33,311
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	458,000	75,862
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	228,779	94,970
*	China Enterprise Co. Ltd., Class A	59,800	22,645
	China Everbright Bank Co. Ltd., Class H	214,000	84,824
#Ω	China Feihe Ltd.	858,000	382,828
	China Foods Ltd.	180,000	85,408
	China Galaxy Securities Co. Ltd., Class H	721,500	769,329
#	China Gas Holdings Ltd.	519,322	481,724

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Gold International Resources Corp. Ltd. (2099 HK)	44,800	$962,319
	China Hongqiao Group Ltd.	438,000	1,854,074
Ω	China International Capital Corp. Ltd., Class H	252,400	658,939
#	China International Marine Containers Group Co. Ltd., Class H	165,570	228,026
	China Isotope & Radiation Corp., Class H	8,600	20,768
	China Lesso Group Holdings Ltd.	182,000	108,252
	China Lilang Ltd.	100,000	49,013
#	China Medical System Holdings Ltd.	230,000	378,079
	China Meheco Group Co. Ltd., Class A	15,260	23,215
	China Meidong Auto Holdings Ltd.	168,000	20,371
	China Mengniu Dairy Co. Ltd.	430,000	957,615
	China Merchants Port Holdings Co. Ltd.	213,610	424,866
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	21,332
Ω	China Merchants Securities Co. Ltd., Class H	86,800	152,864
	China Modern Dairy Holdings Ltd.	643,000	108,162
	China National Accord Medicines Corp. Ltd., Class A	5,200	18,703
	China National Building Material Co. Ltd., Class H	402,785	262,474
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,900	24,797
	China National Medicines Corp. Ltd., Class A	5,500	23,096
		Shares	Value»
CHINA — (Continued)
*Ω	China New Higher Education Group Ltd.	160,000	$15,150
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	24,352
	China Nonferrous Mining Corp. Ltd.	225,000	391,208
*	China Oil & Gas Group Ltd.	460,000	10,169
	China Oilfield Services Ltd., Class H	388,000	468,483
	China Oriental Group Co. Ltd.	150,000	24,713
	China Overseas Property Holdings Ltd.	150,000	76,398
	China Petroleum Engineering Corp., Class A	71,500	42,655
	China Publishing & Media Co. Ltd., Class A	28,500	24,532
	China Railway Group Ltd., Class H	312,000	151,252
	China Railway Hi-tech Industry Co. Ltd., Class A	19,300	22,061
	China Railway Materials Co. Ltd., Class A	64,200	26,440
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	133,079
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	23,292
*††	China Rare Earth Holdings Ltd.	348,000	11,685
	China Reinsurance Group Corp., Class H	1,283,000	202,310
	China Resources Beer Holdings Co. Ltd.	220,000	758,055
#	China Resources Building Materials Technology Holdings Ltd.	244,000	42,230

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	9,900	$25,901
	China Resources Gas Group Ltd.	124,400	298,840
	China Resources Land Ltd.	515,000	2,163,789
#	China Resources Medical Holdings Co. Ltd.	221,000	80,671
Ω	China Resources Pharmaceutical Group Ltd.	375,500	252,061
	China Risun Group Ltd.	163,000	63,351
*	China Ruifeng Renewable Energy Holdings Ltd.	150,000	11,965
#*	China Ruyi Holdings Ltd.	1,784,000	333,686
#*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	99,878
*Ω	China Shengmu Organic Milk Ltd.	453,000	18,620
	China Shineway Pharmaceutical Group Ltd.	66,000	81,890
	China South Publishing & Media Group Co. Ltd., Class A	12,400	20,661
	China State Construction International Holdings Ltd.	316,000	367,025
	China Sunshine Paper Holdings Co. Ltd.	117,500	16,740
	China Taiping Insurance Holdings Co. Ltd.	282,800	808,496
	China Tianying, Inc., Class A	40,700	38,993
Ω	China Tower Corp. Ltd., Class H	869,000	1,231,472
#*	China Travel International Investment Hong Kong Ltd.	416,000	59,799
	China Vered Financial Holding Corp. Ltd.	45,000	5,742
		Shares	Value»
CHINA — (Continued)
	China West Construction Group Co. Ltd., Class A	26,600	$21,644
	China XLX Fertiliser Ltd.	134,000	189,509
	China Yongda Automobiles Services Holdings Ltd.	313,000	40,798
#*Ω	China Youran Dairy Group Ltd.	324,000	159,393
*Ω	China Yuhua Education Corp. Ltd.	542,000	31,403
	China Zheshang Bank Co. Ltd., Class H	380,099	118,419
#	Chinasoft International Ltd.	334,000	148,167
	Chongqing Department Store Co. Ltd., Class A	5,800	18,146
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,400	43,167
	Chongqing Gas Group Corp. Ltd., Class A	9,214	7,111
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	47,777
	Chongqing Port Co. Ltd., Class A	29,300	20,949
	Chongqing Road & Bridge Co. Ltd., Class A	30,200	26,363
	Chongqing Rural Commercial Bank Co. Ltd., Class H	456,000	405,105
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	34,263
*	Chongqing Taiji Industry Group Co. Ltd., Class A	9,100	20,752
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	45,506
	Chow Tai Seng Jewellery Co. Ltd., Class A	14,300	27,760
	CIMC Enric Holdings Ltd.	142,000	190,590
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	18,941

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Ltd.	202,000	$335,695
	CITIC Resources Holdings Ltd.	674,000	46,035
	City Development Environment Co. Ltd., Class A	17,280	35,721
	CMST Development Co. Ltd., Class A	27,600	21,339
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,100	38,101
*	COFCO Biotechnology Co. Ltd., Class A	17,700	15,762
	Cofoe Medical Technology Co. Ltd., Class A	3,500	27,249
	Comba Telecom Systems Holdings Ltd.	230,000	44,814
	Concord New Energy Group Ltd.	1,520,000	70,906
	Continental Aerospace Technologies Holding Ltd.	642,000	14,694
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	116,277
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	166,000	388,650
#	COSCO SHIPPING Holdings Co. Ltd., Class H	520,500	957,987
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	44,100	55,367
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	35,549
	CRRC Corp. Ltd., Class H	324,000	215,673
	CSG Holding Co. Ltd., Class A	37,592	22,201
	CSPC Pharmaceutical Group Ltd.	820,000	893,453
#	CSSC Hong Kong Shipping Co. Ltd.	374,000	117,884
*	Daan Gene Co. Ltd., Class A	30,000	25,444
	Dajin Heavy Industry Co. Ltd., Class A	5,200	64,213
		Shares	Value»
CHINA — (Continued)
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	$37,129
	Dashang Co. Ltd., Class A	10,769	28,723
*	Dezhan Healthcare Co. Ltd., Class A	69,800	37,270
	Dian Diagnostics Group Co. Ltd., Class A	15,800	44,929
	Do-Fluoride New Materials Co. Ltd., Class A	13,200	70,667
	Dongfang Electric Corp. Ltd., Class H	69,800	349,651
	Dongfeng Electronic Technology Co. Ltd., Class A	13,100	21,720
	Dongguan Development Holdings Co. Ltd., Class A	20,800	31,661
	Dongyue Group Ltd.	245,000	403,471
*	DouYu International Holdings Ltd., ADR	7,339	35,814
	Dynagreen Environmental Protection Group Co. Ltd., Class H	77,000	62,933
*	Easyhome New Retail Group Co. Ltd., Class A	58,000	22,005
	Edvantage Group Holdings Ltd.	113,740	11,386
#	EEKA Fashion Holdings Ltd.	64,000	52,420
	Era Co. Ltd., Class A	28,900	18,071
	Ever Sunshine Services Group Ltd.	136,000	34,316
Ω	Everbright Securities Co. Ltd., Class H	65,200	66,940
	Fangda Carbon New Material Co. Ltd., Class A	30,200	25,145
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	20,497
	Far East Horizon Ltd.	388,000	371,911
*	Farasis Energy Gan Zhou Co. Ltd., Class A	15,604	32,047

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	FAWER Automotive Parts Co. Ltd., Class A	23,200	$17,337
	Feilong Auto Components Co. Ltd., Class A	17,800	94,178
	FESCO Group Co. Ltd., Class A	8,400	19,567
*	FIH Mobile Ltd.	67,200	215,470
*	Financial Street Holdings Co. Ltd., Class A	69,300	32,195
#	FinVolution Group, ADR	31,745	157,455
	First Tractor Co. Ltd., Class H	24,000	28,279
#*	Flat Glass Group Co. Ltd., Class H	29,000	33,201
	Foryou Corp., Class A	5,100	22,555
	Foshan Electrical & Lighting Co. Ltd., Class A	20,800	17,274
	Fosun International Ltd.	127,500	67,127
	Friend Co. Ltd., Class A	12,000	22,266
	Fuan Pharmaceutical Group Co. Ltd., Class A	35,400	21,461
#	Fufeng Group Ltd.	313,000	262,454
	Fujian Longking Co. Ltd., Class A	7,900	21,589
	Fujian Qingshan Paper Industry Co. Ltd., Class A	40,700	26,547
	Fujian Star-net Communication Co. Ltd., Class A	10,400	40,502
	Fujian Sunner Development Co. Ltd., Class A	20,000	54,546
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,300	26,894
	Gansu Energy Chemical Co. Ltd., Class A	102,700	43,338
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	83,950	21,814
		Shares	Value»
CHINA — (Continued)
	Gansu Shangfeng Cement Co. Ltd., Class A	12,600	$25,899
	Gansu Yasheng Industrial Group Co. Ltd., Class A	59,700	37,967
	GCL Energy Technology Co. Ltd., Class A	14,100	36,747
*	GCL Technology Holdings Ltd.	166,000	19,205
*	GDS Holdings Ltd. (9698 HK), Class A	82,900	437,510
	Geely Automobile Holdings Ltd.	991,000	2,947,399
Ω	Genertec Universal Medical Group Co. Ltd.	171,000	126,954
*	Genscript Biotech Corp.	158,000	281,300
	GF Securities Co. Ltd., Class H	187,000	423,952
*	Global New Material International Holdings Ltd.	63,000	68,178
*	Glorious Property Holdings Ltd.	294,000	282
	Goldcard Smart Group Co. Ltd., Class A	11,300	21,726
	Goldenmax International Group Ltd., Class A	19,400	128,334
	Goldwind Science & Technology Co. Ltd., Class H	75,878	168,428
	Goodbaby International Holdings Ltd.	204,000	23,076
	Grand Pharmaceutical Group Ltd.	179,500	143,385
*	Grandjoy Holdings Group Co. Ltd., Class A	62,300	27,996
	Great Wall Motor Co. Ltd., Class H	286,500	433,341
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	41,200	59,613
#	Greentown China Holdings Ltd.	209,000	258,143

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Greentown Management Holdings Co. Ltd.	96,000	$27,426
	Greentown Service Group Co. Ltd.	244,000	142,975
	Guangdong Construction Engineering Group Co. Ltd., Class A	72,100	39,843
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	40,032
	Guangdong Dongpeng Holdings Co. Ltd., Class A	24,500	21,152
	Guangdong Dowstone Technology Co. Ltd., Class A	12,300	48,787
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	16,351
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	12,200	45,295
	Guangdong Goworld Co. Ltd., Class A	12,000	26,256
	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,600	40,925
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	24,000	35,282
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	8,700	23,444
	Guangdong South New Media Co. Ltd., Class A	7,200	40,139
	Guangdong Tapai Group Co. Ltd., Class A	14,400	18,077
	Guangdong Vanward New Electric Co. Ltd., Class A	15,600	18,884
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,900	19,826
		Shares	Value»
CHINA — (Continued)
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	54,800	$19,947
*	Guanghui Logistics Co. Ltd., Class A	17,000	14,616
	Guangshen Railway Co. Ltd., Class H	280,000	85,598
	Guangxi Liugong Machinery Co. Ltd., Class A	29,000	41,204
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	9,083
	Guangxi Wuzhou Communications Co. Ltd., Class A	38,800	22,138
	Guangzhou Baiyun International Airport Co. Ltd., Class A	33,700	43,159
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	64,308
	Guangzhou Development Group, Inc., Class A	19,700	20,542
	Guangzhou Grandbuy Co. Ltd., Class A	22,800	20,746
	Guangzhou KDT Machinery Group Co. Ltd., Class A	6,400	19,155
	Guangzhou Port Co. Ltd., Class A	42,600	20,235
	Guangzhou Restaurant Group Co. Ltd., Class A	9,400	21,386
	Guangzhou Wondfo Biotech Co. Ltd., Class A	3,200	8,582
	Guilin Layn Natural Ingredients Corp., Class A	12,100	15,583
	Guizhou Chanhen Chemical Corp., Class A	7,600	40,825
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	16,930
	Guizhou Tyre Co. Ltd., Class A	27,600	20,375

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	45,800	$22,657
*	Guizhou Zhenhua E-chem, Inc., Class A	6,533	15,879
	Guoquan Food Shanghai Co. Ltd., Class H	246,800	109,903
Ω	Guotai Haitong Securities Co. Ltd., Class H	390,288	669,688
#	Gushengtang Holdings Ltd.	12,600	47,771
	Haier Smart Home Co. Ltd. (6690 HK), Class H	334,200	943,933
	Hainan Mining Co. Ltd., Class A	18,400	33,087
	Haitian International Holdings Ltd.	84,000	227,904
	Hand Enterprise Solutions Co. Ltd., Class A	14,000	40,966
	Hangxiao Steel Structure Co. Ltd., Class A	63,800	28,285
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	47,730
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,660	11,218
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	8,160	11,757
*	Hangzhou Iron & Steel Co., Class A	63,800	82,022
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,000	42,351
	Hangzhou Robam Appliances Co. Ltd., Class A	9,000	23,660
	Hangzhou Sunrise Technology Co. Ltd., Class A	9,300	19,787
	Harbin Electric Co. Ltd., Class H	164,000	489,661
		Shares	Value»
CHINA — (Continued)
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	$14,708
	HBIS Resources Co. Ltd., Class A	11,400	28,255
	Health & Happiness H&H International Holdings Ltd.	56,000	102,627
*	Healthcare Co. Ltd., Class A	18,300	17,257
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	10,200	20,279
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	48,023
	Hello Group, Inc., Sponsored ADR	24,364	152,031
	Henan Liliang Diamond Co. Ltd., Class A	2,600	20,683
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	51,270
	Henan Pinggao Electric Co. Ltd., Class A	18,300	59,136
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,700	29,509
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	53,017
*	Henan Zhongfu Industry Co. Ltd., Class A	44,100	50,282
	Henan Zhongyuan Expressway Co. Ltd., Class A	39,000	23,078
	Hengan International Group Co. Ltd.	133,500	457,686
	Hengtong Logistics Co. Ltd., Class A	17,600	23,296
#	Hisense Home Appliances Group Co. Ltd., Class H	37,000	108,919
*	Hitevision Co. Ltd., Class A	3,900	14,759

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	$115,165
*	HNA Technology Co. Ltd., Class A	65,000	35,108
*	Hongyuan Green Energy Co. Ltd., Class A	20,100	64,188
	Horizon Construction Development Ltd.	256,332	29,732
	Huadian Heavy Industries Co. Ltd., Class A	27,200	35,449
*	Huafu Fashion Co. Ltd., Class A	38,500	27,863
*	Huaihe Energy Group Co. Ltd., Class A	41,600	22,027
	Huangshan Tourism Development Co. Ltd., Class A	7,000	12,198
	Huapont Life Sciences Co. Ltd., Class A	18,200	13,283
Ω	Huatai Securities Co. Ltd., Class H	240,800	499,668
	Huaxin Cement Co. Ltd. (6655 HK), Class H	46,000	97,756
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,000	19,131
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,300	25,586
	Hubei Yihua Chemical Industry Co. Ltd., Class A	13,900	34,511
	Huishang Bank Corp. Ltd., Class H	60,000	39,433
	Hunan Aihua Group Co. Ltd., Class A	6,200	18,087
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	40,621
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	17,086
	Hunan Zhongke Electric Co. Ltd., Class A	10,700	33,040
	HUYA, Inc., ADR	16,422	51,565
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	77,800	114,534
		Shares	Value»
CHINA — (Continued)
*	Hytera Communications Corp. Ltd., Class A	38,600	$56,401
	IKD Co. Ltd., Class A	17,300	43,160
	Infore Environment Technology Group Co. Ltd., Class A	41,500	82,912
	Inspur Digital Enterprise Technology Ltd.	192,000	55,847
	Intron Technology Holdings Ltd.	54,000	12,655
#*	iQIYI, Inc., ADR	83,273	98,262
*	IRICO Display Devices Co. Ltd., Class A	44,300	52,561
	Jade Bird Integrated Technologies Co. Ltd.	14,100	25,057
	Jangho Group Co. Ltd., Class A	15,800	22,196
*Ω	JD Health International, Inc.	4,050	23,935
*Ω	JD Logistics, Inc.	342,300	666,660
	JD.com, Inc. (9618 HK), Class A	119,150	1,805,137
	Jiang Su Suyan Jingshen Co. Ltd., Class A	16,400	26,149
	Jiangling Motors Corp. Ltd., Class A	13,700	37,719
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	15,000	13,317
	Jiangsu Azure Corp., Class A	20,800	63,222
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	62,300	35,462
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	8,100	23,251
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	20,986
*	Jiangsu General Science Technology Co. Ltd., Class A	25,500	17,419

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Guomao Reducer Co. Ltd., Class A	26,300	$60,765
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	25,803
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,100	21,835
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	60,760	40,692
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	17,168
	Jiangsu Lianyungang Port Co. Ltd., Class A	28,804	20,188
	Jiangsu Lihua Foods Group Co. Ltd.	13,100	43,590
	Jiangsu Linyang Energy Co. Ltd., Class A	24,900	22,223
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	12,700	21,116
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	16,900	24,631
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	21,700	20,845
	Jiangsu Shagang Co. Ltd., Class A	44,600	29,059
	Jiangsu Shentong Valve Co. Ltd., Class A	13,200	31,244
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	31,700	36,077
	Jiangsu Soho High Hope Group Corp., Class A	48,300	20,237
*	Jiangsu Sopo Chemical Co., Class A	11,400	13,800
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	56,700	41,252
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	71,020	$47,427
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	69,400	27,361
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	21,100	29,433
	Jiangxi Copper Co. Ltd., Class H	212,000	1,007,523
	Jiangxi Ganyue Expressway Co. Ltd., Class A	24,900	16,163
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	18,037
	Jiayin Group, Inc., ADR	4,847	22,878
	Jiaze Renewables Co. Ltd.	22,200	18,359
*	Jihua Group Corp. Ltd., Class A	55,500	23,796
*	Jilin Chemical Fibre, Class A	36,700	27,503
#*††	Jinchuan Group International Resources Co. Ltd.	463,000	7,094
	Jingjin Equipment, Inc., Class A	10,100	27,738
#	JinkoSolar Holding Co. Ltd., ADR	5,644	131,787
	Jinlei Technology Co. Ltd., Class A	8,200	36,497
	Jinmao Property Services Co. Ltd.	40,240	13,207
	Jinneng Science&Technology Co. Ltd., Class A	21,100	20,761
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	22,696
#Ω	Jiumaojiu International Holdings Ltd.	57,000	12,771
	Jizhong Energy Resources Co. Ltd., Class A	36,400	29,965
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	24,700	39,613

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jointown Pharmaceutical Group Co. Ltd., Class A	29,300	$22,207
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	8,200	24,982
*Ω	JS Global Lifestyle Co. Ltd.	274,500	60,330
	JSTI Group, Class A	29,400	29,216
	Kailuan Energy Chemical Co. Ltd., Class A	29,600	25,546
	Kaishan Group Co. Ltd., Class A	12,800	57,946
	Keda Industrial Group Co. Ltd., Class A	29,400	83,445
	Keeson Technology Corp. Ltd., Class A	8,100	20,115
	Keshun Waterproof Technologies Co. Ltd., Class A	36,500	36,415
	Kinetic Development Group Ltd.	604,000	180,173
	Kingboard Holdings Ltd.	134,000	759,612
	Kingboard Laminates Holdings Ltd.	153,500	685,248
	Kingsoft Corp. Ltd.	167,600	495,098
	KPC Pharmaceuticals, Inc., Class A	10,800	15,047
	Kuangda Technology Group Co. Ltd., Class A	32,500	28,968
	Kunlun Energy Co. Ltd.	806,000	775,651
*	Landai Technology Group Corp. Ltd., Class A	14,000	19,395
	Lao Feng Xiang Co. Ltd., Class A	3,200	18,489
	Laobaixing Pharmacy Chain JSC, Class A	10,100	20,749
	Launch Tech Co. Ltd., Class H	27,000	27,329
	LC Logistics, Inc.	39,300	23,544
	Lee & Man Chemical Co. Ltd.	34,000	21,304
	Lee & Man Paper Manufacturing Ltd.	228,000	98,647
		Shares	Value»
CHINA — (Continued)
*Ω	Legend Holdings Corp., Class H	125,100	$152,066
#	Lenovo Group Ltd.	906,000	1,362,372
#	LexinFintech Holdings Ltd., ADR	38,031	80,245
*	Li Auto, Inc. (2015 HK), Class A	93,400	821,941
	Li Ning Co. Ltd.	430,000	1,119,491
	Liaoning Energy Industry Co. Ltd., Class A	37,500	21,874
	Liaoning Port Co. Ltd., Class H	396,000	43,695
	Lier Chemical Co. Ltd., Class A	9,500	17,987
*	Lifetech Scientific Corp.	122,000	33,801
*	Linewell Software Co. Ltd., Class A	19,400	25,566
	Lingbao Gold Group Co. Ltd., Class H	72,000	193,567
*	Liuzhou Iron & Steel Co. Ltd., Class A	32,200	21,534
	Livzon Pharmaceutical Group, Inc., Class H	19,100	68,660
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,500	39,304
	Loncin Motor Co. Ltd., Class A	26,200	58,956
#Ω	Longfor Group Holdings Ltd.	290,000	300,274
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	28,252
	Longshine Technology Group Co. Ltd., Class A	16,400	33,015
	Lonking Holdings Ltd.	374,000	159,210
	Lucky Harvest Co. Ltd., Class A	7,280	31,540
	Luenmei Quantum Co. Ltd., Class A	29,400	28,701
	Luolai Lifestyle Technology Co. Ltd., Class A	14,700	24,236
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,200	51,613
	Lushang Freda Pharmaceutical Co. Ltd., Class A	23,900	22,940

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Luyang Energy-Saving Materials Co. Ltd.	13,600	$19,694
*Ω	Luye Pharma Group Ltd.	283,000	93,483
	Lygend Resources & Technology Co. Ltd.-H, Class H	12,400	18,999
*	Maanshan Iron & Steel Co. Ltd., Class H	234,000	76,238
	Maccura Biotechnology Co. Ltd., Class A	12,800	19,715
	Mesnac Co. Ltd., Class A	20,100	20,003
	Metallurgical Corp. of China Ltd., Class H	549,000	111,958
#*Ω	Microport Cardioflow Medtech Corp.	35,800	11,071
Ω	Midea Real Estate Holding Ltd.	23,600	9,817
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,300	27,516
*	Minmetals Development Co. Ltd., Class A	14,800	24,225
	Minth Group Ltd.	144,000	629,752
	MLS Co. Ltd., Class A	18,000	25,088
*Ω	Mobvista, Inc.	91,000	190,285
	Moon Environment Technology Co. Ltd., Class A	21,060	77,326
	Morimatsu International Holdings Co. Ltd.	78,000	70,058
	MYS Group Co. Ltd., Class A	45,400	22,631
	Nanhua Futures Co. Ltd., Class A	7,900	24,312
	NanJi E-Commerce Co. Ltd., Class A	30,400	13,506
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,800	48,425
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	69,144
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	15,000	20,207
		Shares	Value»
CHINA — (Continued)
	Nanjing Pharmaceutical Group Co. Ltd.	32,100	$24,865
*	Nanjing Tanker Corp., Class A	98,100	64,346
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	26,900	26,836
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	6,200	26,326
	NetDragon Websoft Holdings Ltd.	38,500	42,572
*Ω	NetEase Cloud Music, Inc.	6,300	93,037
	Neusoft Corp., Class A	18,000	23,404
	New China Life Insurance Co. Ltd., Class H	166,100	1,090,819
	Nexteer Automotive Group Ltd.	215,000	133,571
*	Nine Dragons Paper Holdings Ltd.	319,000	259,066
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	19,400	19,930
	Ningbo Boway Alloy Material Co. Ltd., Class A	9,000	23,165
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	46,759
	Ningbo Jintian Copper Group Co. Ltd., Class A	41,600	62,062
	Ningbo Peacebird Fashion Co. Ltd., Class A	6,000	12,521
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	9,588	48,902
*	Ningbo Shanshan Co. Ltd., Class A	20,000	48,938
	Ningbo Xusheng Group Co. Ltd., Class A	8,500	19,315
	Ningbo Yunsheng Co. Ltd., Class A	17,300	33,840
	Ningxia Building Materials Group Co. Ltd., Class A	13,200	24,973

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningxia Western Venture Industrial Co. Ltd., Class A	17,500	$12,050
	NKY Medical Holdings Ltd., Class A	9,750	27,085
	Noah Holdings Ltd., Sponsored ADR	5,236	54,507
	Norinco International Cooperation Ltd., Class A	11,200	21,030
	North China Pharmaceutical Co. Ltd., Class A	19,300	14,749
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	18,722
	Northeast Securities Co. Ltd., Class A	31,000	39,523
*	Nuode New Materials Co. Ltd., Class A	34,600	54,739
#	Onewo, Inc., Class H	44,400	96,138
	Opple Lighting Co. Ltd., Class A	8,200	24,368
	ORG Technology Co. Ltd., Class A	45,300	36,559
	Orient International Enterprise Ltd., Class A	18,500	19,160
#	Orient Overseas International Ltd.	25,000	436,452
Ω	Orient Securities Co. Ltd., Class H	133,600	106,199
*	Oriental Energy Co. Ltd., Class A	28,500	33,583
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,490	16,604
*	PCI Technology Group Co. Ltd., Class A	41,700	32,740
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	160,100	0
*	Pengxin International Mining Co. Ltd., Class A	49,700	60,172
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	28,000	35,390
	PNC Process Systems Co. Ltd., Class A	6,000	21,999
		Shares	Value»
CHINA — (Continued)
	Poly Property Group Co. Ltd.	163,560	$40,436
	Poly Property Services Co. Ltd., Class H	32,800	131,403
	Prinx Chengshan Holdings Ltd.	18,000	18,407
	PW Medtech Group Ltd.	123,000	17,790
	Pylon Technologies Co. Ltd., Class A	2,355	26,661
	Q Technology Group Co. Ltd.	90,000	94,450
	Qfin Holdings, Inc., ADR	26,227	343,049
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	31,835
	Qingdao Gon Technology Co. Ltd., Class A	3,900	30,271
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	63,647
Ω	Qingdao Port International Co. Ltd., Class H	113,000	110,587
	Qingdao Rural Commercial Bank Corp., Class A	55,000	24,478
	Qingdao Sentury Tire Co. Ltd., Class A	11,200	28,268
	Qinhuangdao Port Co. Ltd., Class H	107,500	34,020
*	Qunabox Group Ltd.	11,200	21,466
	Renhe Pharmacy Co. Ltd., Class A	38,400	32,013
	Rianlon Corp., Class A	3,300	21,010
	Riyue Heavy Industry Co. Ltd., Class A	17,000	31,830
	Rizhao Port Co. Ltd., Class A	28,000	12,144
*	RongFa Nuclear Equipment Co. Ltd., Class A	44,700	49,185
*	Roshow Technology Co. Ltd., Class A	29,100	32,838
	Runjian Co. Ltd., Class A	4,400	38,682
	Sanchuan Wisdom Technology Co. Ltd., Class A	23,400	21,545

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sanquan Food Co. Ltd., Class A	12,430	$26,191
*	Sansteel Minguang Co. Ltd. Fujian, Class A	70,300	35,331
	Sansure Biotech, Inc., Class A	7,614	19,148
	Sany Heavy Equipment International Holdings Co. Ltd.	221,000	305,485
*	Seazen Group Ltd.	550,380	156,817
*††	S-Enjoy Service Group Co. Ltd.	73,000	4,893
#	SF Holding Co. Ltd. 6936 HK, Class H	19,400	88,070
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	36,900	21,144
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	33,900	17,288
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,700	26,936
	Shandong Bohui Paper Industrial Co. Ltd., Class A	18,300	17,034
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,000	21,479
	Shandong Dongyue Silicone Material Co. Ltd., Class A	18,700	41,710
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	19,100	15,508
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	21,700	12,389
	Shandong Humon Smelting Co. Ltd., Class A	15,300	37,419
*	Shandong Iron & Steel Co. Ltd., Class A	93,500	19,734
		Shares	Value»
CHINA — (Continued)
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	10,800	$24,625
	Shandong Linglong Tyre Co. Ltd., Class A	20,100	39,006
	Shandong Lukang Pharma, Class A	23,200	27,704
	Shandong Pharmaceutical Glass Co. Ltd., Class A	13,700	37,427
	Shandong Publishing & Media Co. Ltd., Class A	20,600	22,491
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,100	50,852
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	471,200	207,671
	Shandong Xiantan Group Co. Ltd.	10,050	9,432
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	36,000	28,493
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	15,400	25,305
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	22,100	47,186
	Shanghai Bailian Group Co. Ltd., Class A	25,800	31,262
	Shanghai Baolong Automotive Corp., Class A	4,300	21,391
	Shanghai Baosteel Packaging Co. Ltd., Class A	14,500	10,957
	Shanghai Bright Meat Group Co. Ltd., Class A	21,900	18,895
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	10,100	19,124

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	77,700	$30,784
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,700	21,771
*	Shanghai Electric Group Co. Ltd., Class H	372,000	185,967
	Shanghai Environment Group Co. Ltd., Class A	31,680	38,022
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	40,000	98,173
	Shanghai Gentech Co. Ltd., Class A	5,211	24,982
	Shanghai Huayi Group Co. Ltd., Class A	21,300	34,041
	Shanghai Industrial Holdings Ltd.	44,000	86,620
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	9,900	37,054
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	26,300	22,322
	Shanghai Liangxin Electrical Co. Ltd., Class A	25,200	42,849
	Shanghai Lingang Holdings Corp. Ltd., Class A	28,400	37,485
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	34,374
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	113,600	171,164
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	15,226
	Shanghai QiFan Cable Co. Ltd., Class A	8,300	44,383
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	20,711
		Shares	Value»
CHINA — (Continued)
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	$32,914
	Shanghai Tunnel Engineering Co. Ltd., Class A	24,000	20,910
	Shanghai Yaoji Technology Co. Ltd., Class A	7,200	21,657
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	41,200	32,769
	Shanghai Zhonggu Logistics Co. Ltd., Class A	22,500	35,760
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	23,868
	Shantui Construction Machinery Co. Ltd., Class A	22,000	38,485
	Shanxi Blue Flame Holding Co. Ltd., Class A	23,900	32,099
	Shanxi Coal International Energy Group Co. Ltd., Class A	22,900	47,267
*	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	30,545
	Shanxi Hi-speed Group Co. Ltd., Class A	28,700	21,192
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	16,386
*	Shanxi Meijin Energy Co. Ltd., Class A	35,100	22,962
*	Shanying International Holding Co. Ltd., Class A	104,000	22,145
	Shenma Industry Co. Ltd., Class A	31,900	35,842
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	236,800	84,688
	Shenzhen Agricultural Power Group Co. Ltd., Class A	20,600	22,296
	Shenzhen Airport Co. Ltd., Class A	31,600	33,042

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	$18,013
	Shenzhen Colibri Technologies Co. Ltd., Class A	12,200	78,447
	Shenzhen Desay Battery Technology Co., Class A	6,300	26,935
*	Shenzhen Dynanonic Co. Ltd., Class A	9,300	98,636
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	10,200	11,019
	Shenzhen Gas Corp. Ltd., Class A	23,300	23,649
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	24,938
#Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,000	14,260
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,100	71,701
#	Shenzhen International Holdings Ltd.	176,825	167,620
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	29,587
*	Shenzhen Jinjia Group Co. Ltd., Class A	41,500	23,097
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,100	22,973
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	10,500	22,665
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	37,337
	Shenzhen Leaguer Co. Ltd., Class A	24,800	31,069
	Shenzhen Microgate Technology Co. Ltd., Class A	18,000	32,973
		Shares	Value»
CHINA — (Continued)
	Shenzhen Noposin Crop Science Co. Ltd., Class A	12,400	$19,897
	Shenzhen Senior Technology Material Co. Ltd., Class A	27,600	66,952
	Shenzhen Tagen Group Co. Ltd., Class A	42,300	21,826
	Shenzhen Topband Co. Ltd., Class A	11,800	18,547
	Shenzhen United Winners Laser Co. Ltd., Class A	10,977	46,061
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	30,330
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	67,926
	Shenzhou International Group Holdings Ltd.	55,200	336,467
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,000	33,972
	Shinva Medical Instrument Co. Ltd., Class A	7,930	15,996
	Shiyue Daotian Group Co. Ltd., Class H	18,000	14,607
	Shoucheng Holdings Ltd.	466,000	96,912
	Shougang Fushan Resources Group Ltd.	421,416	149,501
	Shui On Land Ltd.	395,000	26,827
*	Sichuan Haite High-tech Co. Ltd., Class A	15,500	28,680
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	39,650
*	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	54,451
*	Sichuan Lutianhua Co. Ltd., Class A	31,700	22,647
	Sichuan New Energy Power Co. Ltd., Class A	12,200	31,250

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Yahua Industrial Group Co. Ltd., Class A	14,000	$62,969
	Sihuan Pharmaceutical Holdings Group Ltd.	584,000	95,578
	SIIC Environment Holdings Ltd. (807 HK)	193,000	26,659
Ω	Simcere Pharmaceutical Group Ltd.	84,000	127,486
*	Sinic Holdings Group Co. Ltd.	28,000	0
	Sinofert Holdings Ltd.	602,000	120,470
	Sinomach Automobile Co. Ltd., Class A	21,400	19,045
	Sinomach Precision Industry Group Co. Ltd., Class A	10,700	82,187
	Sinopec Engineering Group Co. Ltd., Class H	282,500	227,081
*	Sinopec Oilfield Equipment Corp., Class A	25,600	27,327
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	454,000	75,688
	Sinopharm Group Co. Ltd., Class H	284,000	675,568
	Sino-Platinum Metals Co. Ltd., Class A	10,660	31,502
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	11,447
	Sinosteel New Materials Co. Ltd., Class A	12,100	17,196
	Sinotrans Ltd., Class H	393,000	256,424
	Sinotruk Hong Kong Ltd.	114,000	560,733
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	42,929
	Sirio Pharma Co. Ltd., Class A	7,400	21,136
	Skyworth Digital Co. Ltd., Class A	15,900	29,643
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	7,500	11,359
		Shares	Value»
CHINA — (Continued)
Ω	Smoore International Holdings Ltd.	120,000	$143,444
	Snowsky Salt Industry Group Co. Ltd., Class A	24,200	24,557
	Songcheng Performance Development Co. Ltd., Class A	19,100	21,592
	Southern Publishing & Media Co. Ltd., Class A	17,700	32,446
#	SSY Group Ltd.	270,000	79,481
	Stanley Agricultural Group Co. Ltd., Class A	22,000	35,266
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,700	40,747
	STO Express Co. Ltd., Class A	13,600	32,609
	Sumec Corp. Ltd., Class A	29,000	52,023
#	Sun Art Retail Group Ltd.	530,500	98,714
	Sun King Technology Group Ltd.	218,000	45,074
	Sunny Optical Technology Group Co. Ltd.	86,200	709,651
	Sunrise Group Co. Ltd., Class A	27,700	30,112
*	Sunshine Lake Pharma Co. Ltd., Class H	15,553	81,804
	Sunstone Development Co. Ltd., Class A	10,000	36,645
	Suntak Technology Co. Ltd., Class A	18,900	38,682
	Sunward Intelligent Equipment Co. Ltd., Class A	24,500	35,667
	Suofeiya Home Collection Co. Ltd., Class A	11,700	20,585
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	33,450

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	39,700	$34,370
	Suzhou Good-Ark Electronics Co. Ltd., Class A	15,600	26,805
#	SY Holdings Group Ltd.	78,000	88,842
*	Taiyuan Heavy Industry Co. Ltd., Class A	45,700	16,014
*	Tangrenshen Group Co. Ltd., Class A	32,900	20,061
	TangShan Port Group Co. Ltd., Class A	37,700	25,671
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	32,100	36,522
#*	Tanwan, Inc.	15,200	29,680
	Tayho Advanced Materials Group Co. Ltd., Class A	19,200	31,927
	TCL Electronics Holdings Ltd.	209,000	403,885
	TDG Holdings Co. Ltd., Class A	21,000	86,067
	Tencent Music Entertainment Group, ADR	9,792	89,793
	Tencent Music Entertainment Group, Class A	53,900	245,939
	Three Squirrels, Inc., Class A	8,000	22,791
	Three's Co. Media Group Co. Ltd., Class A	6,700	46,354
	Tian An China Investment Co. Ltd.	123,000	65,754
	Tian Di Science & Technology Co. Ltd., Class A	23,100	19,274
	Tiande Chemical Holdings Ltd.	156,000	25,457
	Tiangong International Co. Ltd.	308,000	134,877
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	34,179
		Shares	Value»
CHINA — (Continued)
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	47,200	$23,668
	Tianjin Port Co. Ltd., Class A	33,200	23,075
	Tianjin Port Development Holdings Ltd.	526,000	47,119
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	10,400	27,444
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	47,200	29,725
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	26,300	21,451
*	Tianma Microelectronics Co. Ltd., Class A	30,300	33,868
	Tianneng Power International Ltd.	122,000	89,691
*	Tianqi Lithium Corp., Class H	26,800	228,549
	Tianrun Industry Technology Co. Ltd., Class A	35,200	58,065
	Tinergy Chemical Co. Ltd., Class A	65,400	43,988
	Tofflon Science & Technology Group Co. Ltd., Class A	14,900	28,764
	Toly Bread Co. Ltd., Class A	27,100	19,794
	Tomson Group Ltd.	94,334	28,592
#	Tong Ren Tang Technologies Co. Ltd., Class H	116,000	57,061
	Tongcheng Travel Holdings Ltd.	86,800	198,119
	Tongguan Gold Group Ltd.	112,000	41,209
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	50,782
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	29,775
	Topsec Technologies Group, Inc., Class A	35,200	37,858

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Topsports International Holdings Ltd.	462,000	$177,069
	Transfar Zhilian Co. Ltd., Class A	38,900	33,289
	TravelSky Technology Ltd., Class H	135,000	167,146
	Triangle Tyre Co. Ltd., Class A	9,700	20,881
	Trip.com Group Ltd. (9961 HK)	24,050	1,298,675
	TSP Wind Power Group Co. Ltd.	12,000	20,081
#*Ω	Tuhu Car, Inc.	18,700	31,876
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	0
	Unilumin Group Co. Ltd., Class A	28,700	26,844
	Valiant Co. Ltd., Class A	14,100	34,357
	Vatti Corp. Ltd., Class A	19,300	16,680
	Vipshop Holdings Ltd., ADR	66,058	950,575
*Ω	Viva Biotech Holdings	133,500	28,963
*	VOYAH Automobile Technology Co. Ltd., Class H	141,393	108,313
	Wangfujing Group Co. Ltd., Class A	11,500	20,857
	Wangneng Environment Co. Ltd., Class A	10,100	25,911
	Wanguo Gold Group Ltd.	256,000	369,204
	Wasion Holdings Ltd.	124,000	429,996
	Wasu Media Holding Co. Ltd., Class A	24,500	26,619
	Weibo Corp. (9898 HK), Class A	13,880	114,915
	Weichai Power Co. Ltd., Class H	342,000	1,700,043
	Weifu High-Technology Group Co. Ltd., Class A	12,200	35,019
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	15,100	24,377
	Wellhope Foods Co. Ltd., Class A	18,200	18,692
		Shares	Value»
CHINA — (Continued)
	Wencan Group Co. Ltd., Class A	7,200	$19,668
#	West China Cement Ltd.	394,000	127,517
	Windey Energy Technology Group Co. Ltd., Class A	10,400	24,742
	Wuhu Token Science Co. Ltd., Class A	41,900	40,357
	Wuling Motors Holdings Ltd.	140,000	8,278
	Wushang Group Co. Ltd., Class A	19,800	24,373
*Ω	Wuxi Biologics Cayman, Inc.	678,500	2,899,058
	Wuxi Boton Technology Co. Ltd., Class A	9,700	32,991
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	14,900	36,938
	Wuxi Paike New Materials Technology Co. Ltd., Class A	1,700	26,719
	Wuxi Rural Commercial Bank Co. Ltd., Class A	28,400	23,815
	Wuxi Taiji Industry Ltd. Co., Class A	23,200	32,977
	Xiamen Bank Co. Ltd., Class A	54,200	61,175
	Xiamen Changelight Co. Ltd., Class A	11,200	54,602
	Xiamen International Airport Co. Ltd., Class A	9,700	22,898
	Xiamen Xiangyu Co. Ltd., Class A	31,300	33,112
	Xi'An Shaangu Power Co. Ltd., Class A	26,300	35,416
	Xiandai Investment Co. Ltd., Class A	38,000	23,506
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,300	27,748
	Xianhe Co. Ltd., Class A	11,300	36,446
	Xin Point Holdings Ltd.	39,000	21,239
	Xinfengming Group Co. Ltd., Class A	28,900	78,571

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xingda International Holdings Ltd.	67,000	$10,326
	Xingfa Aluminium Holdings Ltd.	20,000	19,116
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	82,059
	Xinjiang Communications Construction Group Co. Ltd., Class A	10,600	21,601
	Xinjiang Joinworld Co. Ltd., Class A	18,800	23,847
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	46,300	27,860
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	56,049
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	22,500	28,390
*	Xinxiang Chemical Fiber Co. Ltd., Class A	32,600	38,633
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	52,613
#	Xinyi Energy Holdings Ltd.	650,792	99,172
	Xinyi Solar Holdings Ltd.	288,000	106,021
	Xinyu Iron & Steel Co. Ltd., Class A	47,700	21,642
*	Xinzhi Group Co. Ltd., Class A	13,100	38,910
	Xtep International Holdings Ltd.	370,961	203,749
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	34,500	889,545
	Yankuang Energy Group Co. Ltd., Class H	424,000	889,619
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,800	10,778
*	Yechiu Metal Recycling China Ltd., Class A	70,100	42,082
*	Yibin Tianyuan Group Co. Ltd., Class A	14,900	15,288
		Shares	Value»
CHINA — (Continued)
	Yifan Pharmaceutical Co. Ltd., Class A	11,500	$18,896
	Yihai International Holding Ltd.	13,000	27,343
	Yiren Digital Ltd., Sponsored ADR	19,865	38,339
Ω	Yixin Group Ltd.	525,500	127,550
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	12,098
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	51,161
	Yongjin Technology Group Co. Ltd.	6,800	19,326
	Yotrio Group Co. Ltd., Class A	63,800	30,447
	Yuexiu Services Group Ltd.	90,500	20,273
	Yueyang Forest & Paper Co. Ltd., Class A	24,600	16,751
	Yum China Holdings, Inc. (YUMC US)	1,892	91,667
	YUNDA Holding Group Co. Ltd., Class A	42,000	48,363
	Yunnan Energy Investment Co. Ltd., Class A	11,700	19,871
	Yusys Technologies Co. Ltd., Class A	9,500	27,186
	Yutong Bus Co. Ltd., Class A	13,000	67,426
	Zanyu Technology Group Co. Ltd., Class A	13,600	25,532
	ZCZL Industrial Technology Group Co. Ltd., Class H	34,200	76,268
	Zengame Technology Holding Ltd.	62,000	22,256
	Zhangjiagang Guangda Special Material Co. Ltd., Class A	5,986	17,395
	Zhefu Holding Group Co. Ltd., Class A	68,100	52,793
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	44,331

Emerging Markets Targeted Value Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Zhejiang Communications Technology Co. Ltd., Class A	58,320	$33,271
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	31,037
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,400	29,738
Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	26,759
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	9,700	12,660
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	37,500	36,324
Zhejiang Hailiang Co. Ltd., Class A	17,500	46,200
Zhejiang HangKe Technology, Inc. Co., Class A	8,981	42,148
Zhejiang Hangmin Co. Ltd., Class A	13,700	14,291
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	18,800	31,213
Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	70,376
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	9,700	23,175
Zhejiang Huangma Technology Co. Ltd., Class A	15,200	33,950
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	17,487
Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,400	39,912
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	50,468
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	$19,900
	Zhejiang Medicine Co. Ltd., Class A	8,405	17,957
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,900	19,588
	Zhejiang Runtu Co. Ltd., Class A	10,300	16,428
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	29,933
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	28,000	21,438
	Zhejiang Sunoren Solar Technology Co. Ltd.	14,700	21,012
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	23,700	20,720
	Zhejiang Taihua New Material Group Co. Ltd., Class A	18,100	24,094
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,100	15,738
	Zhejiang Wanliyang Co. Ltd., Class A	29,800	31,120
	Zhejiang Wanma Co. Ltd., Class A	15,300	29,065
	Zhejiang Wansheng Co. Ltd., Class A	8,600	16,413
	Zhejiang XCC Group Co. Ltd., Class A	5,900	57,981
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	30,800	39,587
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	21,700	39,888
	Zhejiang Xinao Textiles, Inc., Class A	19,200	24,513
	Zhejiang Yasha Decoration Co. Ltd., Class A	36,300	22,229
	Zhende Medical Co. Ltd., Class A	3,900	52,633

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	31,100	$23,403
*	Zhewen Interactive Group Co. Ltd., Class A	33,900	49,966
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	144,500	217,136
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	45,522
	Zhongsheng Group Holdings Ltd.	150,500	137,382
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	0
	ZhongYeDa Electric Co. Ltd., Class A	13,700	20,394
	Zhongyuan Environment-Protection Co. Ltd., Class A	15,700	19,458
Ω	Zhou Hei Ya International Holdings Co. Ltd.	210,500	39,586
	Zhuhai Port Co. Ltd., Class A	26,200	19,937
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	65,200	297,910
	Zhuzhou Kibing Group Co. Ltd., Class A	55,100	51,210
	Zhuzhou Times New Material Technology Co. Ltd., Class A	19,200	33,862
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	57,600	55,603
	ZJAMP Group Co. Ltd., Class A	14,000	18,805
#Ω	ZJLD Group, Inc.	46,000	47,946
	ZJMI Environmental Energy Co. Ltd., Class A	13,100	26,930
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	251,974
	Shares	Value»
CHINA — (Continued)
ZTO Express Cayman, Inc. (2057 HK)	53,000	$1,342,959
TOTAL CHINA		95,634,709
COLOMBIA — (0.1%)
Almacenes Exito SA	28,086	32,574
* Corp. Financiera Colombiana SA	56,486	240,631
Grupo Argos SA	19,047	82,711
Grupo de Inversiones Suramericana SA	8,496	119,694
TOTAL COLOMBIA		475,610
GREECE — (0.7%)
Alpha Bank SA	252,527	1,013,449
Autohellas Tourist & Trading SA	4,896	62,292
Avax SA	5,249	18,846
Bank of Greece	2,693	47,159
ElvalHalcor SA	9,981	46,677
Fourlis Holdings SA	7,783	41,540
GEK Terna SA	5,473	263,014
Helleniq Energy Holdings SA	13,935	160,860
* LAMDA Development SA	9,148	65,166
Motor Oil Hellas Corinth Refineries SA	8,499	379,355
Piraeus Port Authority SA	1,053	46,734
Sarantis SA	2,346	39,341
Titan SA (TITC GA)	5,440	292,413
TOTAL GREECE		2,476,846
HUNGARY — (0.2%)
Opus Global Nyrt	23,824	25,228
Richter Gedeon Nyrt	12,121	511,261
TOTAL HUNGARY		536,489
INDIA — (14.9%)
360 ONE WAM Ltd.	15,309	168,370
Aarti Drugs Ltd.	7,935	31,713
Aarti Industries Ltd.	20,026	107,559
Aarti Pharmalabs Ltd.	3,849	30,457
* Aavas Financiers Ltd.	6,299	92,467
ACC Ltd.	11,413	171,080
Action Construction Equipment Ltd.	6,469	60,667
ADF Foods Ltd.	11,510	32,181

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital Ltd.	73,935	$270,799
	Aditya Birla Real Estate Ltd.	8,265	130,283
	Advanced Enzyme Technologies Ltd.	6,682	24,389
	Advent Hotels International Pvt Ltd.	7	11
	Aegis Logistics Ltd.	20,735	154,120
	AGI Greenpac Ltd.	3,184	21,354
	Ahluwalia Contracts India Ltd.	5,245	49,655
	AIA Engineering Ltd.	5,562	232,534
	Ajanta Pharma Ltd.	3,566	106,648
	Alembic Pharmaceuticals Ltd.	8,442	67,279
	Alkem Laboratories Ltd.	4,259	244,378
	Alkyl Amines Chemicals	826	13,225
	Allcargo Global Ltd.	29,876	7,325
	Amara Raja Energy & Mobility Ltd.	20,220	186,944
*	Amber Enterprises India Ltd.	2,627	223,213
	Anant Raj Ltd.	16,935	87,388
	Angel One Ltd.	82,632	270,796
	Apar Industries Ltd.	1,978	259,005
	Apeejay Surrendra Park Hotels Ltd.	9,858	12,905
	APL Apollo Tubes Ltd.	963	19,439
	Apollo Tyres Ltd.	58,316	252,411
	Aptus Value Housing Finance India Ltd.	79,365	218,567
	Archean Chemical Industries Ltd.	1,645	10,526
	Arvind Ltd.	36,148	152,368
	Asahi India Glass Ltd.	7,855	69,482
	Ashapura Minechem Ltd.	2,747	18,334
	Ashiana Housing Ltd.	6,134	22,240
	Ashok Leyland Ltd.	375,726	647,626
*	Ashoka Buildcon Ltd.	22,830	32,446
	Astra Microwave Products Ltd.	3,585	42,857
	Atul Ltd.	1,372	99,014
Ω	AU Small Finance Bank Ltd.	22,943	245,817
	Aurobindo Pharma Ltd.	52,623	772,202
	Automotive Axles Ltd.	879	17,046
		Shares	Value»
INDIA — (Continued)
	Avanti Feeds Ltd.	6,008	$88,319
*	AvenuesAI Ltd.	226,240	33,155
*	AWL Agri Business Ltd.	27,770	57,575
*	Bajaj Consumer Care Ltd.	14,499	69,099
	Bajaj Electricals Ltd.	1,413	5,938
	Balaji Amines Ltd.	1,176	16,674
	Balkrishna Industries Ltd.	10,726	245,414
	Balmer Lawrie & Co. Ltd.	10,274	20,551
	Balrampur Chini Mills Ltd.	24,145	133,357
	Balu Forge Industries Ltd.	2,317	13,361
	Banco Products India Ltd.	3,038	19,837
Ω	Bandhan Bank Ltd.	113,694	242,171
	Bank of India	87,859	130,421
	Bank of Maharashtra	86,887	72,299
	Bannari Amman Sugars Ltd.	715	28,012
	BASF India Ltd.	1,446	55,760
	BEML Ltd.	6,276	119,094
	Bhansali Engineering Polymers Ltd.	32,989	33,475
	Bharat Bijlee Ltd.	1,034	34,205
	Bharat Forge Ltd.	2,085	41,748
	Bharat Heavy Electricals Ltd.	112,207	418,336
	Bharat Rasayan Ltd.	188	2,760
	Biocon Ltd.	29,653	112,484
	Birla Corp. Ltd.	5,943	57,743
	Birlasoft Ltd.	14,841	58,050
	Bombay Burmah Trading Co.	3,632	57,603
*	Borosil Ltd.	4,553	11,799
	Brigade Enterprises Ltd.	14,693	122,188
*	Brightcom Group Ltd.	196,745	19,751
	BSE Ltd.	24,030	926,744
*	Camlin Fine Sciences Ltd.	8,828	11,927
	Can Fin Homes Ltd.	15,008	138,464
	Canara Bank	358,790	512,270
*	Capacit'e Infraprojects Ltd.	12,960	34,662
	Caplin Point Laboratories Ltd.	4,054	73,245
	Capri Global Capital Ltd.	26,407	52,054
	Carborundum Universal Ltd.	2,630	26,720

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Care Ratings Ltd.	3,111	$54,798
*	Cartrade Tech Ltd.	2,827	48,617
	Carysil Ltd.	2,390	22,708
	CCL Products India Ltd.	7,811	93,569
	Ceat Ltd.	5,123	187,407
*	Ceigall India Ltd.	3,740	13,247
	Cello World Ltd.	2,430	10,791
	Cemindia Projects Ltd.	21,907	189,289
	Century Plyboards India Ltd.	2,114	17,899
	Cera Sanitaryware Ltd.	413	22,868
	Chalet Hotels Ltd.	5,197	41,461
	Chambal Fertilisers & Chemicals Ltd.	29,578	136,450
	Cholamandalam Financial Holdings Ltd.	19,924	326,214
	CIE Automotive India Ltd.	20,010	100,488
*	Cigniti Technologies Ltd.	1,547	19,429
	Cipla Ltd.	2,237	30,892
	City Union Bank Ltd.	66,775	190,894
	CMS Info Systems Ltd.	20,035	61,367
Ω	Cochin Shipyard Ltd.	19,212	354,107
	Container Corp. of India Ltd.	38,992	209,830
	Coromandel International Ltd.	17,834	376,651
	Cosmo First Ltd.	2,466	18,610
*	CreditAccess Grameen Ltd.	9,355	128,551
	Crompton Greaves Consumer Electricals Ltd.	65,872	189,502
*	CSB Bank Ltd.	11,335	46,219
	Cyient Ltd.	11,584	107,193
	Dalmia Bharat Ltd.	13,110	264,149
	DB Corp. Ltd.	6,805	15,517
	DCB Bank Ltd.	57,328	113,871
	DCM Shriram Ltd.	5,586	71,295
	DCW Ltd.	20,413	10,255
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,111	159,481
	Deepak Nitrite Ltd.	1,249	23,025
*	Delhivery Ltd.	31,045	153,400
	Dhanuka Agritech Ltd.	1,649	18,849
*	Digitide Solutions Ltd.	11,307	11,556
		Shares	Value»
INDIA — (Continued)
Ω	Dilip Buildcon Ltd.	3,879	$18,900
	D-Link India Ltd.	2,558	12,255
	Dodla Dairy Ltd.	2,193	25,335
	eClerx Services Ltd.	6,039	91,457
	Edelweiss Financial Services Ltd.	91,879	110,997
*	EID Parry India Ltd.	16,957	151,672
	EIH Ltd.	19,148	64,911
	Eimco Elecon India Ltd.	556	9,372
	Elecon Engineering Co. Ltd.	10,169	54,782
*	Electronics Mart India Ltd.	13,912	18,483
	Electrosteel Castings Ltd.	67,971	59,016
Ω	Endurance Technologies Ltd.	4,098	101,248
	Engineers India Ltd.	54,368	145,704
	Epigral Ltd.	2,451	31,030
	EPL Ltd.	27,306	65,695
*Ω	Eris Lifesciences Ltd.	5,181	72,308
	Escorts Kubota Ltd.	7,272	252,362
*	Ethos Ltd.	458	11,631
	Exide Industries Ltd.	67,801	257,983
	FDC Ltd.	8,552	33,263
	Federal Bank Ltd.	298,315	909,097
	FIEM Industries Ltd.	2,550	58,823
	Filatex India Ltd.	26,149	12,669
	Finolex Cables Ltd.	10,965	114,855
	Finolex Industries Ltd.	45,245	82,502
	Firstsource Solutions Ltd.	40,640	91,909
	Flair Writing Industries Ltd.	3,316	11,175
	Force Motors Ltd.	534	113,050
	Fortis Healthcare Ltd.	67,232	656,892
	G R Infraprojects Ltd.	3,590	35,388
	Gabriel India Ltd.	14,644	159,175
	GAIL India Ltd. (GAIL IN)	60,425	104,842
	Galaxy Surfactants Ltd.	1,265	25,030
	Ganesh Housing Ltd.	2,074	14,507
	Ganesha Ecosphere Ltd.	871	9,647
	Garware Hi-Tech Films Ltd.	545	23,133
	Garware Technical Fibres Ltd.	3,040	19,770
	Gateway Distriparks Ltd.	53,007	32,379
	GHCL Ltd.	11,448	61,479
	GHCL Textiles Ltd.	12,047	11,519

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Gland Pharma Ltd.	1,842	$34,347
	Glenmark Pharmaceuticals Ltd.	25,269	640,925
	Globus Spirits Ltd.	1,485	17,428
	GMM Pfaudler Ltd.	2,180	20,787
	GNA Axles Ltd.	2,382	10,794
	Godawari Power & Ispat Ltd.	29,870	93,934
	Godfrey Phillips India Ltd.	6,807	162,627
*	Godrej Industries Ltd.	12,487	125,553
*	Gokaldas Exports Ltd.	6,468	48,882
	Goldiam International Ltd.	3,457	13,856
	Goodluck India Ltd.	954	12,642
	Granules India Ltd.	23,190	172,143
	Graphite India Ltd.	13,925	103,634
	Great Eastern Shipping Co. Ltd.	17,366	290,617
	Greaves Cotton Ltd.	10,604	18,573
	Greenlam Industries Ltd.	2,510	6,056
*	Greenpanel Industries Ltd.	7,462	18,110
	Greenply Industries Ltd.	3,563	9,969
	Gujarat Ambuja Exports Ltd.	22,550	37,070
	Gujarat Fluorochemicals Ltd.	3,294	125,117
	Gujarat Mineral Development Corp. Ltd.	17,056	132,941
	Gujarat Pipavav Port Ltd.	48,127	79,090
	Gujarat State Petronet Ltd.	48,339	145,878
	Gulf Oil Lubricants India Ltd.	1,818	19,006
	Happiest Minds Technologies Ltd.	4,925	19,478
	HBL Engineering Ltd.	11,243	95,004
*	HealthCare Global Enterprises Ltd. HCG IN	5,800	35,317
	HEG Ltd.	13,190	82,727
	HeidelbergCement India Ltd.	9,938	16,648
	Heritage Foods Ltd.	14,892	56,622
	Hero MotoCorp Ltd. (HMCL IN)	8,404	455,106
		Shares	Value»
INDIA — (Continued)
	HG Infra Engineering Ltd.	2,995	$18,957
	Hikal Ltd.	4,944	9,864
	Himadri Speciality Chemical Ltd.	40,762	262,394
*	Hindware Home Innovation Ltd.	5,051	11,499
	HI-Tech Pipes Ltd.	15,067	14,780
Ω	Home First Finance Co. India Ltd.	9,077	112,136
	Honda India Power Products Ltd.	495	12,121
Ω	ICICI Lombard General Insurance Co. Ltd.	6,129	114,194
	ICRA Ltd.	640	36,726
	IDFC First Bank Ltd.	828,466	612,192
*	IFB Industries Ltd.	1,042	12,495
	IIFL Capital Services Ltd.	23,383	77,958
	IIFL Finance Ltd.	47,880	233,930
*	India Cements Ltd.	13,703	57,029
	India Glycols Ltd.	5,320	58,660
	Indian Bank	44,284	398,340
	Indigo Paints Ltd.	1,740	15,910
	Indo Count Industries Ltd.	9,730	29,014
*	Indus Towers Ltd.	155,267	673,783
	Info Edge India Ltd.	30,127	309,584
*	Inox Wind Ltd.	10,597	11,369
	Intellect Design Arena Ltd.	15,115	119,553
	ION Exchange India Ltd.	6,337	26,716
	Ipca Laboratories Ltd.	19,348	312,354
Ω	IRCON International Ltd.	25,814	41,900
	ISGEC Heavy Engineering Ltd.	3,962	45,166
	J Kumar Infraprojects Ltd.	8,134	44,718
	Jammu & Kashmir Bank Ltd.	79,166	108,780
	Jamna Auto Industries Ltd.	41,499	53,491
*	Jana Small Finance Bank Ltd.	2,945	14,187
	JB Chemicals & Pharmaceuticals Ltd.	1,201	25,975
	Jindal Saw Ltd.	73,248	174,153
	Jindal Stainless Ltd.	67,116	546,530
	Jindal Steel Ltd.	48,771	634,614
	JK Cement Ltd.	4,807	269,802

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JK Lakshmi Cement Ltd.	11,068	$75,572
	JK Paper Ltd.	13,452	51,222
	JK Tyre & Industries Ltd.	24,113	105,057
	JM Financial Ltd.	85,680	125,237
	JSW Energy Ltd.	49,563	293,875
	JTEKT India Ltd.	12,052	17,427
	Jubilant Ingrevia Ltd.	16,322	121,585
	Jubilant Pharmova Ltd.	12,752	125,869
*	Juniper Hotels Ltd.	3,334	7,153
	Jupiter Wagons Ltd.	6,818	20,408
	Jyothy Labs Ltd.	22,100	62,281
	Kajaria Ceramics Ltd.	1,541	19,250
	Kalpataru Projects International Ltd.	14,179	187,652
	Kalyani Steels Ltd.	5,570	50,304
	Kansai Nerolac Paints Ltd.	25,838	53,565
	Karnataka Bank Ltd.	66,443	188,710
	Karur Vysya Bank Ltd.	104,549	323,516
	Kaveri Seed Co. Ltd.	2,474	25,455
	KCP Ltd.	12,677	24,120
	KDDL Ltd.	114	2,863
	KEC International Ltd.	20,224	119,797
	KEI Industries Ltd.	1,069	55,214
	Kennametal India Ltd.	54	1,556
	Kewal Kiran Clothing Ltd.	1,817	9,188
	Kirloskar Brothers Ltd.	5,543	101,697
	Kirloskar Oil Engines Ltd.	10,741	193,931
	Kirloskar Pneumatic Co. Ltd.	2,651	41,844
	KNR Constructions Ltd.	19,028	25,326
	KPR Mill Ltd.	10,562	104,955
	KRBL Ltd.	9,467	36,656
	Krsnaa Diagnostics Ltd.	3,277	20,286
	KSB Ltd.	6,625	68,146
	L&T Finance Ltd.	125,185	372,332
	LA Opala RG Ltd.	3,233	6,136
	Landmark Cars Ltd.	2,634	11,172
Ω	Laurus Labs Ltd.	5,430	63,716
	LG Balakrishnan & Bros Ltd.	4,876	91,603
	LIC Housing Finance Ltd.	66,362	389,974
	Linde India Ltd.	621	48,278
	LT Foods Ltd.	25,353	115,569
		Shares	Value»
INDIA — (Continued)
	Lumax Auto Technologies Ltd.	4,144	$71,372
	Lumax Industries Ltd.	360	19,468
	Lupin Ltd.	29,069	712,725
	LUX Industries Ltd.	482	7,186
	Maharashtra Seamless Ltd.	9,160	62,028
	Mahindra & Mahindra Financial Services Ltd.	94,550	311,706
	Mahindra Lifespace Developers Ltd.	16,834	60,384
Ω	Mahindra Logistics Ltd.	6,191	26,404
*	Man Industries India Ltd.	4,449	25,012
	Man Infraconstruction Ltd.	20,147	25,699
	Manappuram Finance Ltd.	86,581	271,438
	Mangalam Cement Ltd.	1,207	11,843
	Marksans Pharma Ltd.	51,545	101,229
Ω	MAS Financial Services Ltd.	8,817	31,774
	Mastek Ltd.	3,086	55,725
	Mayur Uniquoters Ltd.	2,174	12,615
	Mazagon Dock Shipbuilders Ltd.	4,412	127,843
*Ω	Medi Assist Healthcare Services Ltd.	502	1,819
*	Medplus Health Services Ltd.	3,435	31,925
	Minda Corp. Ltd.	10,408	57,016
Ω	Mishra Dhatu Nigam Ltd.	11,441	47,482
	MM Forgings Ltd.	2,330	12,064
	MOIL Ltd.	10,893	35,818
	Monte Carlo Fashions Ltd.	1,697	10,111
	Morepen Laboratories Ltd.	76,735	33,761
	Motilal Oswal Financial Services Ltd.	26,176	223,676
	Mphasis Ltd.	11,987	289,190
	MRF Ltd.	327	449,520
	MSTC Ltd.	3,603	16,559
	Natco Pharma Ltd.	13,343	154,334
	National Aluminium Co. Ltd.	131,702	551,735

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	National Fertilizers Ltd.	29,531	$24,515
	Nava Ltd.	24,941	174,107
	Navneet Education Ltd.	13,541	20,777
	NCC Ltd.	75,278	130,818
	Neogen Chemicals Ltd.	830	14,318
	NESCO Ltd.	3,096	40,426
	Neuland Laboratories Ltd.	878	138,626
	NIIT Learning Systems Ltd.	14,755	48,355
	Nilkamal Ltd.	1,015	13,973
Ω	Nippon Life India Asset Management Ltd.	11,787	126,213
	Nitin Spinners Ltd.	6,881	33,751
	NMDC Ltd.	435,198	416,695
*	NMDC Steel Ltd.	99,766	45,189
	NRB Bearings Ltd.	5,958	17,783
	Nucleus Software Exports Ltd.	803	6,861
*	Nuvoco Vistas Corp. Ltd.	10,642	33,326
	Oberoi Realty Ltd.	18,904	334,152
	One 97 Communications Ltd.	19,589	227,685
	Oracle Financial Services Software Ltd.	1,172	121,231
	Orient Cement Ltd.	14,411	22,011
*	Orient Green Power Co. Ltd.	220,954	29,564
	Oriental Hotels Ltd.	9,781	10,197
	Paisalo Digital Ltd.	74,660	39,501
	Panama Petrochem Ltd.	4,921	14,685
Ω	Paradeep Phosphates Ltd.	83,123	113,829
Ω	Parag Milk Foods Ltd., Class F	4,848	11,570
	Patanjali Foods Ltd.	35,949	174,625
*	Patel Engineering Ltd.	62,663	18,804
*	PC Jeweller Ltd.	554,610	55,380
	PCBL Chemical Ltd.	5,140	15,746
*	Pennar Industries Ltd.	12,340	21,869
	Persistent Systems Ltd.	776	39,682
	Petronet LNG Ltd.	133,201	392,892
	Phoenix Mills Ltd.	27,594	515,505
	PI Industries Ltd.	7,001	227,722
		Shares	Value»
INDIA — (Continued)
*	Piramal Finance Ltd.	11,577	$244,276
	Piramal Pharma Ltd.	66,550	114,173
	Pitti Engineering Ltd.	1,278	13,164
	PIX Transmissions Ltd.	265	4,342
Ω	PNB Housing Finance Ltd.	28,524	315,112
	Pokarna Ltd.	1,954	18,207
	Power Mech Projects Ltd.	2,432	64,444
	Praj Industries Ltd.	4,375	18,907
	Prakash Industries Ltd.	12,834	19,385
Ω	Prataap Snacks Ltd.	1,973	20,836
	Prestige Estates Projects Ltd.	25,547	381,327
	Pricol Ltd.	18,565	112,496
	Prince Pipes & Fittings Ltd.	5,781	15,781
*	Prism Johnson Ltd.	45,272	64,387
	Privi Speciality Chemicals Ltd.	741	26,277
*	PSP Projects Ltd.	1,927	16,163
*	PTC India Financial Services Ltd.	31,087	10,254
	PTC India Ltd.	49,707	110,807
*	Puravankara Ltd.	7,743	17,560
*	PVR Inox Ltd.	17,768	201,856
Ω	Quess Corp. Ltd.	11,307	23,637
	R Systems International Ltd.	5,059	14,175
	Radico Khaitan Ltd.	657	23,844
	Railtel Corp. of India Ltd.	17,691	60,533
	Rallis India Ltd.	10,770	30,216
	Ramco Cements Ltd.	16,711	164,383
*	Ramco Systems Ltd.	2,857	12,449
	Ramkrishna Forgings Ltd.	6,538	41,328
	Rane Holdings Ltd.	1,439	17,132
	Rashi Peripherals Ltd.	2,543	12,192
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	31,241
	Ratnamani Metals & Tubes Ltd.	1,125	31,458
*	Raymond Lifestyle Ltd.	4,978	42,271
*	Raymond Ltd.	6,223	30,892
*	Raymond Realty Ltd.	6,223	29,345
Ω	RBL Bank Ltd.	76,650	274,481
	REC Ltd.	64,743	243,708
	Redington Ltd.	138,709	317,471
	Redtape Ltd.	12,120	16,531

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Relaxo Footwears Ltd.	3,468	$11,048
*	Reliance Power Ltd.	456,424	139,955
	Repco Home Finance Ltd.	8,101	35,041
	Responsive Industries Ltd.	8,363	14,097
	Rhi Magnesita India Ltd.	6,881	29,436
	Rico Auto Industries Ltd.	19,243	23,130
	RITES Ltd.	14,980	34,706
	Rossari Biotech Ltd.	1,951	9,889
	Sai Silks Kalamandir Ltd.	10,138	10,924
	Saksoft Ltd.	283	424
*	SAMHI Hotels Ltd.	36,576	60,503
	Samvardhana Motherson International Ltd.	119,208	153,685
	Sandhar Technologies Ltd.	3,671	19,406
	Sanghvi Movers Ltd.	8,300	28,156
Ω	Sansera Engineering Ltd.	2,696	72,326
	Sarda Energy & Minerals Ltd.	14,770	92,474
	Saregama India Ltd.	5,067	18,313
	Savita Oil Technologies Ltd.	2,310	8,786
*	SBFC Finance Ltd.	60,441	59,005
	SBI Cards & Payment Services Ltd.	6,133	41,914
	Schaeffler India Ltd.	1,175	51,542
*	SEAMEC Ltd.	727	12,293
	Senco Gold Ltd.	6,684	22,203
Ω	SH Kelkar & Co. Ltd.	5,846	9,008
	Shakti Pumps India Ltd.	5,610	33,713
	Sharda Cropchem Ltd.	3,090	35,089
	Sharda Motor Industries Ltd.	2,721	24,843
	Share India Securities Ltd.	10,396	15,006
	Shilpa Medicare Ltd.	12,786	55,512
	Shipping Corp. of India Ltd.	25,479	82,225
	Shriram Pistons & Rings Ltd.	441	16,347
	Shyam Metalics & Energy Ltd.	7,902	72,668
	SIS Ltd.	5,637	20,976
		Shares	Value»
INDIA — (Continued)
	Siyaram Silk Mills Ltd.	3,403	$20,673
	SJS Enterprises Ltd.	2,570	49,471
	Skipper Ltd.	2,503	12,632
	Sobha Ltd.	8,336	126,344
	Somany Ceramics Ltd.	2,041	10,173
	Sonata Software Ltd.	22,432	60,732
	South Indian Bank Ltd.	528,161	221,278
	SP Apparels Ltd.	1,430	12,346
	Star Cement Ltd.	15,455	37,608
*	Star Health & Allied Insurance Co. Ltd.	15,235	84,584
	Steel Authority of India Ltd.	206,149	404,433
	Steel Strips Wheels Ltd.	10,928	24,832
*	Sterlite Technologies Ltd.	22,270	69,794
*	STL Networks Ltd.	22,270	6,607
	Strides Pharma Science Ltd.	13,715	150,975
*	Stylam Industries Ltd.	577	13,650
	Subros Ltd.	4,472	36,854
	Sudarshan Chemical Industries Ltd.	224	2,172
	Sun TV Network Ltd.	21,022	135,378
	Sundaram Finance Ltd.	9,828	469,964
	Sundram Fasteners Ltd.	12,758	114,916
	Sunflag Iron & Steel Co. Ltd.	4,493	13,835
	Suprajit Engineering Ltd.	11,964	52,639
	Supreme Petrochem Ltd.	8,621	68,806
	Surya Roshni Ltd.	14,724	39,283
Ω	Syngene International Ltd.	12,699	62,936
	Talbros Automotive Components Ltd.	4,990	17,463
	Tanla Platforms Ltd.	13,536	73,474
*	TARC Ltd.	9,361	13,286
	Tata Chemicals Ltd.	12,439	106,141
	Tata Consumer Products Ltd.	68,866	834,447
	Tata Steel Ltd.	22,494	50,311
	TD Power Systems Ltd.	6,975	85,741
*	TeamLease Services Ltd.	1,113	14,456

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Techno Electric & Engineering Co. Ltd.	10,979	$149,266
	Technocraft Industries India Ltd.	469	12,294
	Texmaco Rail & Engineering Ltd.	50,683	56,815
	Thomas Cook India Ltd.	26,493	26,267
	Time Technoplast Ltd.	51,028	104,888
	Titagarh Rail System Ltd.	8,467	69,296
	Tourism Finance Corp. of India Ltd.	42,635	32,634
	Transport Corp. of India Ltd.	4,427	43,462
	Trident Ltd.	167,972	46,371
	Triveni Engineering & Industries Ltd.	10,691	46,639
	TTK Prestige Ltd.	5,007	26,724
	TVS Srichakra Ltd.	777	31,788
*	TVS Supply Chain Solutions Ltd.	29,905	36,256
	Uflex Ltd.	6,902	32,594
*	Ugro Capital Ltd.	14,312	16,566
*Ω	Ujjivan Small Finance Bank Ltd.	84,580	51,036
*	Unichem Laboratories Ltd.	3,734	15,373
	Union Bank of India Ltd.	178,021	313,111
	Uniparts India Ltd.	2,199	12,407
	UPL Ltd.	88,851	604,983
	Usha Martin Ltd.	30,875	146,662
	UTI Asset Management Co. Ltd.	6,565	65,996
	VA Tech Wabag Ltd.	5,913	94,263
	Vaibhav Global Ltd.	11,315	26,156
	Vardhman Textiles Ltd.	16,925	110,182
Ω	Varroc Engineering Ltd.	5,366	30,107
	Veedol Corp. Ltd.	1,118	16,799
	Venky's India Ltd.	710	11,937
Ω	Venus Pipes & Tubes Ltd.	1,082	15,780
	Vesuvius India Ltd.	12,920	70,340
	Vishnu Chemicals Ltd.	2,046	12,888
*	Vodafone Idea Ltd.	1,094,486	117,985
	Voltamp Transformers Ltd.	854	105,873
	Voltas Ltd.	20,377	310,209
		Shares	Value»
INDIA — (Continued)
	VRL Logistics Ltd.	5,978	$15,956
	VST Industries Ltd.	7,876	21,581
	VST Tillers Tractors Ltd.	516	28,584
	Welspun Corp. Ltd.	18,515	248,129
	Welspun Enterprises Ltd.	13,957	77,391
	Welspun Living Ltd.	45,005	61,576
	West Coast Paper Mills Ltd.	7,697	39,492
	Wheels India Ltd.	1,002	12,842
	Whirlpool of India Ltd.	6,273	65,468
*	Wockhardt Ltd.	8,985	132,729
	Wonderla Holidays Ltd.	2,231	12,470
*	Yatra Online Ltd.	9,432	10,671
*	Yes Bank Ltd.	1,907,569	404,323
	Zensar Technologies Ltd.	17,247	94,027
	Zydus Lifesciences Ltd.	29,418	278,405
	Zydus Wellness Ltd.	4,936	26,495
TOTAL INDIA			50,047,179
INDONESIA — (1.4%)
	ABM Investama Tbk. PT	133,400	22,723
	Adi Sarana Armada Tbk. PT	531,600	24,799
	AKR Corporindo Tbk. PT	722,600	66,104
	Alamtri Minerals Indonesia Tbk. PT	555,200	59,459
	Aneka Tambang Tbk. PT	1,134,100	246,116
	Aspirasi Hidup Indonesia Tbk. PT	1,819,000	37,650
	Astra Agro Lestari Tbk. PT	86,500	40,472
	Astra Otoparts Tbk. PT	103,700	15,410
	Asuransi Tugu Pratama Indonesia Tbk. PT	170,100	12,444
	Bank BTPN Syariah Tbk. PT	583,400	33,729
*	Bank Ganesha Tbk. PT	1,411,000	9,859
	Bank Maybank Indonesia Tbk. PT	1,350,600	15,929
*	Bank Neo Commerce Tbk. PT	1,758,600	31,170

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank OCBC Nisp Tbk. PT	547,400	$41,898
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	341,600	11,446
	Bank Tabungan Negara Persero Tbk. PT	848,065	66,562
	BFI Finance Indonesia Tbk. PT	1,306,700	60,408
*	Buana Lintas Lautan Tbk. PT	3,151,400	93,011
	Bukit Asam Persero Tbk. PT	655,800	108,818
*	Buma Internasional Grup Tbk. PT	1,421,800	20,727
*	Bumi Resources Minerals Tbk. PT	1,266,000	58,956
	Charoen Pokphand Indonesia Tbk. PT	420,600	97,470
	Ciputra Development Tbk. PT	1,814,500	72,374
	Dayamitra Telekomunikasi PT	2,324,900	69,293
	Dharma Satya Nusantara Tbk. PT	438,900	44,591
	Elang Mahkota Teknologi Tbk. PT	2,005,600	95,840
	Elnusa Tbk. PT	809,300	37,041
*	Energi Mega Persada Tbk. PT	2,916,600	288,172
	Erajaya Swasembada Tbk. PT	1,727,000	40,922
	ESSA Industries Indonesia Tbk. PT	568,300	28,725
	Gajah Tunggal Tbk. PT	227,100	15,691
*	Harum Energy Tbk. PT	349,600	20,169
	Indah Kiat Pulp & Paper Tbk. PT	308,500	174,409
	Indo Tambangraya Megah Tbk. PT	63,900	98,418
	Indocement Tunggal Prakarsa Tbk. PT	146,500	44,105
	Indofood CBP Sukses Makmur Tbk. PT	170,700	66,950
	Indofood Sukses Makmur Tbk. PT	732,100	285,585
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	1,528,400	8,202
		Shares	Value»
INDONESIA — (Continued)
	Japfa Comfeed Indonesia Tbk. PT	971,600	$139,429
	Kalbe Farma Tbk. PT	1,236,900	62,006
	Kawasan Industri Jababeka Tbk. PT	3,322,300	34,577
	Map Aktif Adiperkasa PT	1,120,000	39,572
	Medco Energi Internasional Tbk. PT	1,673,840	169,726
*	Media Nusantara Citra Tbk. PT	1,220,400	17,088
*	Merdeka Battery Materials Tbk. PT	3,971,000	155,771
	Metrodata Electronics Tbk. PT	289,800	9,467
	Mitra Adiperkasa Tbk. PT	1,504,700	105,913
	Mitra Pinasthika Mustika Tbk. PT	335,600	19,110
	Pakuwon Jati Tbk. PT	2,166,500	39,556
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	58,381
*	PP Persero Tbk. PT	506,900	7,624
	Puradelta Lestari Tbk. PT	2,071,600	16,901
	Salim Ivomas Pratama Tbk. PT	780,700	34,729
	Samudera Indonesia Tbk. PT	1,589,000	31,990
	Sarana Menara Nusantara Tbk. PT	2,819,200	77,502
	Semen Indonesia Persero Tbk. PT	439,942	50,961
	Sumber Tani Agung Resources Tbk. PT	151,500	10,776
	Summarecon Agung Tbk. PT	1,244,000	22,286
	Surya Citra Media Tbk. PT	3,616,900	52,296
	Surya Semesta Internusa Tbk. PT	1,042,000	107,570
	Tempo Scan Pacific Tbk. PT	82,400	11,618
	Timah Tbk. PT	493,000	102,305
	Trimegah Bangun Persada Tbk. PT	1,230,800	74,394
	Triputra Agro Persada PT	966,300	117,212
	Tunas Baru Lampung Tbk. PT	536,000	22,447

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	United Tractors Tbk. PT	66,400	$111,566
	Vale Indonesia Tbk. PT	418,140	165,923
*††	Waskita Karya Persero Tbk. PT	1,125,300	2,463
*	Wir Asia Tbk. PT	3,146,500	14,376
	XLSMART Telecom Sejahtera Tbk. PT	852,013	144,787
TOTAL INDONESIA			4,595,969
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	143,965	118,793
	Agility Public Warehousing Co. KSCC	266,045	124,824
	Al Ahli Bank of Kuwait KSCP	176,598	160,415
	Arzan Financial Group for Financing & Investment KPSC	60,996	72,033
	Boubyan Petrochemicals Co. KSCP	58,356	116,572
	Burgan Bank SAK	234,888	153,529
	Commercial Facilities Co. SAKP	27,850	27,931
	Gulf Bank KSCP	359,837	397,274
	Gulf Cables & Electrical Industries Group Co. KSCP	6,200	39,056
	Kuwait Cement Co. KSC	50,992	72,718
	Kuwait Financial Centre SAK	32,308	15,051
	Kuwait Insurance Co. SAK	15,388	37,453
	Kuwait International Bank KSCP	166,441	147,322
	Kuwait Investment Co. SAK	38,322	24,347
	National Investments Co. KSCP	92,515	78,612
*	Warba Bank KSCP	451,943	428,307
TOTAL KUWAIT			2,014,237
MALAYSIA — (1.6%)
	Able Global Bhd.	30,900	11,774
#	Aeon Co. M Bhd.	96,000	28,060
		Shares	Value»
MALAYSIA — (Continued)
	AEON Credit Service M Bhd.	23,400	$34,847
#*	AFFIN Bank Bhd.	125,276	79,580
	Ajinomoto Malaysia Bhd.	4,200	13,102
	Alliance Bank Malaysia Bhd.	164,741	193,551
	Allianz Malaysia Bhd.	10,500	54,721
	AME Elite Consortium Bhd.	28,400	10,884
	AMMB Holdings Bhd. (AMM MK)	99,400	154,023
#	Ancom Nylex Bhd.	46,258	10,434
#	Bank Islam Malaysia Bhd.	127,300	75,072
	Batu Kawan Bhd.	16,200	85,606
*	Berjaya Corp. Bhd.	342,144	22,472
*	Bermaz Auto Bhd.	112,400	26,781
#	Cahya Mata Sarawak Bhd.	118,100	37,090
	Chin Teck Plantations Bhd.	5,500	14,965
	Dayang Enterprise Holdings Bhd.	106,300	54,216
#	Dialog Group Bhd.	192,400	110,096
	DRB-Hicom Bhd.	33,300	9,912
#	Duopharma Biotech Bhd.	117,952	38,075
	DXN Holdings Bhd.	237,300	27,789
	Eastern & Oriental Bhd.	114,400	23,367
	Eco World Development Group Bhd.	136,900	71,189
	FAR East Holdings Bhd.	1,400	1,379
	Gamuda Bhd.	585,578	653,430
#	Genting Bhd.	280,500	181,876
	Genting Malaysia Bhd.	217,400	108,430
	Genting Plantations Bhd.	46,400	60,654
#	Guan Chong Bhd.	42,000	8,733
#	HAP Seng Consolidated Bhd.	46,500	33,978
#	Hap Seng Plantations Holdings Bhd.	27,100	14,689
*	Hartalega Holdings Bhd.	143,100	40,486
	Hibiscus Petroleum Bhd.	80,759	44,842
	Hong Leong Industries Bhd.	10,000	43,667
*	IGB Bhd.	91,684	55,143

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	IJM Corp. Bhd.	291,100	$177,234
#	Inari Amertron Bhd.	96,900	48,455
#	IOI Properties Group Bhd.	252,700	264,465
	Jaya Tiasa Holdings Bhd.	113,300	33,107
#	Keck Seng Malaysia Bhd.	19,600	26,574
	Kerjaya Prospek Group Bhd.	39,200	22,049
	Kretam Holdings Bhd.	133,900	21,678
#	KSL Holdings Bhd.	57,200	44,195
#	Lagenda Properties Bhd.	29,000	10,607
	LBS Bina Group Bhd.	99,500	11,812
#	Leong Hup International Bhd.	128,600	24,002
	LPI Capital Bhd.	4,100	15,314
	Magni-Tech Industries Bhd.	19,900	9,438
	Magnum Bhd.	111,814	36,083
	Mah Sing Group Bhd.	277,700	77,227
#	Malayan Cement Bhd.	31,300	54,811
#	Malayan Flour Mills Bhd.	227,800	32,203
	Malaysia Smelting Corp. Bhd.	35,800	16,629
	Malaysian Pacific Industries Bhd.	3,900	36,112
	Matrix Concepts Holdings Bhd.	177,975	60,614
#	MBM Resources Bhd.	38,200	48,906
#	MBSB Bhd.	368,973	63,754
	Mega First Corp. Bhd.	74,000	57,813
	Mi Technovation Bhd.	70,500	59,197
#	MNRB Holdings Bhd.	50,800	31,787
	Nationgate Holdings Bhd.	55,700	10,446
	OCK Group Bhd.	106,700	10,495
#	OSK Holdings Bhd.	292,199	132,697
	Padini Holdings Bhd.	50,400	18,663
	Pantech Group Holdings Bhd.	62,800	10,292
	PPB Group Bhd.	22,000	63,870
#	RCE Capital Bhd.	98,200	28,236
#	Sarawak Oil Palms Bhd.	41,700	47,717
	Scientex Bhd.	87,100	82,975
	Sime Darby Bhd.	425,200	231,747
#	Sime Darby Property Bhd.	436,300	156,173
	SKP Resources Bhd.	220,800	22,278
		Shares	Value»
MALAYSIA — (Continued)
#	SP Setia Bhd. Group	311,299	$81,760
	Sunway Bhd.	27,923	37,814
*	Sunway Healthcare Holdings Bhd., Class B	2,792	1,329
	Syarikat Takaful Malaysia Keluarga Bhd.	39,200	32,809
	Ta Ann Holdings Bhd.	59,700	81,654
	Top Glove Corp. Bhd.	302,500	55,243
#*	TSH Resources Bhd.	116,400	38,452
	Unisem M Bhd.	62,700	53,104
	United Malacca Bhd.	28,200	42,003
	United Plantations Bhd.	8,550	68,348
	UOA Development Bhd.	33,400	15,117
	Velesto Energy Bhd.	874,600	74,846
	VS Industry Bhd.	398,059	21,155
	Wasco Bhd.	44,100	12,354
	Well Chip Group Bhd.	26,000	9,192
#	Yinson Holdings Bhd.	106,441	57,486
	YTL Corp. Bhd.	194,700	100,275
#	Zetrix Ai Bhd.	825,000	170,854
TOTAL MALAYSIA			5,488,363
MEXICO — (2.5%)
*	Axtel SAB de CV	75,248	11,760
Ω	Banco del Bajio SA	108,947	342,835
	Bolsa Mexicana de Valores SAB de CV	20,000	44,995
	Cemex SAB de CV (CEMEXCPO MM)	549,733	675,345
	Cemex SAB de CV (CX US), Sponsored ADR	146,716	1,804,607
*	Cia Minera Autlan SAB de CV	18,124	7,698
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	78,725	58,812
	Corp. Actinver SAB de CV	41,815	53,859
	Corporativo Fragua SAB de CV	7,267	204,675
#	Cydsa SAB de CV	45,021	77,318
	El Puerto de Liverpool SAB de CV, Class C1	19,386	114,573
	GCC SAB de CV	16,819	198,370

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Genomma Lab Internacional SAB de CV, Class B	98,024	$92,196
	Gentera SAB de CV	175,217	457,890
#	Grupo Bimbo SAB de CV	33,733	114,667
	Grupo Comercial Chedraui SA de CV	50,454	295,212
	Grupo Herdez SAB de CV	11,507	43,871
*	Grupo Hotelero Santa Fe SAB de CV	44,113	12,626
*	Grupo Industrial Saltillo SAB de CV	32,423	23,201
*	Grupo Nutrisa SAB de CV	11,180	2,515
	Grupo Televisa SAB (TLEVICPO MM)	194,705	111,126
#*Ω	Grupo Traxion SAB de CV	39,637	23,621
*	Industrias CH SAB de CV	11,679	105,638
*	Industrias Penoles SAB de CV	21,809	1,106,150
	KUO SAB de CV	21,555	71,556
	La Comer SAB de CV	10,551	23,834
	Medica Sur SAB de CV	20,670	70,405
	Megacable Holdings SAB de CV	112,944	397,181
*Ω	Nemak SAB de CV	287,386	54,291
*	Ollamani SAB	16,167	71,263
*	Orbia Advance Corp. SAB de CV	38,330	45,706
	Organizacion Cultiba SAB de CV	15,555	11,549
	Organizacion Soriana SAB de CV, Class B	37,912	72,705
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	22,314	353,299
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	2,980	34,119
#	Qualitas Controladora SAB de CV	15,157	151,566
	Regional SAB de CV	29,098	244,298
		Shares	Value»
MEXICO — (Continued)
*	Vista Energy SAB de CV (VIST US), ADR	9,340	$694,149
TOTAL MEXICO			8,279,481
PHILIPPINES — (0.3%)
	Alliance Global Group, Inc.	325,500	45,279
	Asia United Bank Corp.	24,330	16,766
*	Atlas Consolidated Mining & Development Corp.	67,200	8,268
	China Banking Corp.	123,600	120,960
	Converge Information & Communications Technology Solutions, Inc.	148,700	30,752
	Cosco Capital, Inc.	281,900	30,760
	DMCI Holdings, Inc.	395,300	61,559
*	DoubleDragon Corp.	73,400	11,471
	First Philippine Holdings Corp.	31,550	41,324
	JG Summit Holdings, Inc.	211,100	93,200
	LT Group, Inc.	268,800	65,602
	Megaworld Corp.	1,618,000	54,651
	Metropolitan Bank & Trust Co.	39,150	42,693
	Nickel Asia Corp.	497,000	40,657
	Petron Corp.	211,000	10,080
	Philcomsat Holdings Corp.	9,064	17,693
	Philex Mining Corp.	326,000	50,045
	Philippine National Bank	50,900	47,555
	Puregold Price Club, Inc.	121,000	84,660
	RFM Corp.	109,000	9,811
	Rizal Commercial Banking Corp.	113,800	42,579
	Robinsons Retail Holdings, Inc.	34,900	26,816
	San Miguel Corp.	40,570	47,452
	Security Bank Corp.	44,520	47,067
	Union Bank of the Philippines	72,102	30,657
	Wilcon Depot, Inc.	89,800	9,069
TOTAL PHILIPPINES			1,087,426
POLAND — (1.5%)
	AB SA	2,333	81,215
	Agora SA	8,438	19,824

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Alior Bank SA	18,231	$622,712
	AmRest Holdings SE	3,825	11,782
	Apator SA	2,181	15,366
	ASBISc Enterprises PLC	7,050	124,913
	Asseco Poland SA	9,413	474,828
	Auto Partner SA	10,696	63,395
	Bank Handlowy w Warszawie SA	6,390	201,400
*	Bank Millennium SA	62,100	306,272
*	Bank Ochrony Srodowiska SA	9,478	26,416
	BNPP Bank Polska SA	2,464	100,665
	Boryszew SA	19,241	26,196
*	Cognor Holding SA	35,478	49,912
	Develia SA	71,240	206,750
	Echo Investment SA	23,480	33,383
*	Enea SA	51,632	314,477
*	Eurocash SA	4,930	7,173
#	Inter Cars SA	1,305	266,352
	KRUK SA	2,756	331,855
*	Lubawa SA	10,808	24,134
*	mBank SA	956	302,135
	Mirbud SA	7,385	22,536
	Murapol SA	910	10,456
	Newag SA	1,563	48,157
*	PGE Polska Grupa Energetyczna SA	189,302	556,779
	Stalexport Autostrady SA	16,406	12,832
*	Tauron Polska Energia SA	226,955	593,080
	Torpol SA	1,241	24,603
*	VRG SA	42,918	62,342
	Warsaw Stock Exchange	2,575	53,400
#	Wirtualna Polska Holding SA	2,730	43,663
TOTAL POLAND			5,039,003
QATAR — (0.4%)
	Aamal Co.	288,708	61,541
*	Baladna	103,758	36,850
	Barwa Real Estate Co.	105,059	68,059
	Doha Bank QPSC	541,935	401,701
	Doha Insurance Co. QSC	40,320	32,663
	Gulf International Services QSC	73,664	42,023
	Gulf Warehousing Co.	69,588	41,886
		Shares	Value»
QATAR — (Continued)
*	Mazaya Real Estate Development QPSC	177,975	$27,877
	Qatar Industrial Manufacturing Co. QSC	41,774	25,669
	Qatar Insurance Co. SAQ	33,890	21,338
	Qatar Navigation QSC	159,233	450,234
	Salam International Investment Ltd. QSC	139,423	29,798
TOTAL QATAR			1,239,639
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	16,505	0
*††	RusHydro PJSC (RSHYY US), ADR	93,802	0
*††	VTB Bank PJSC (VTBR LI), GDR	138,363	0
SAUDI ARABIA — (2.2%)
	Ades Holding Co.	58,570	307,735
*	Advanced Petrochemical Co.	5,110	37,762
	Al Babtain Power & Telecommunication Co.	10,425	185,515
	Al Hammadi Holding	13,583	95,523
	Al Hassan Ghazi Ibrahim Shaker Co.	7,724	32,743
	Al Jouf Agricultural Development Co.	2,562	33,063
*	Al Yamamah Steel Industries Co.	2,366	26,503
	Alaseel Co.	33,740	33,557
	Al-Dawaa Medical Services Co.	3,112	38,833
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	30,072
	Almarai Co. JSC	7,202	79,661
*	Amlak International Finance Co.	6,828	19,232
	Arab National Bank	70,997	408,742
	Arabian Cement Co.	9,734	61,568
	Arabian Drilling Co.	6,696	162,542

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Pipes Co.	17,892	$34,689
	Arriyadh Development Co.	17,211	83,093
	Ataa Educational Co.	1,188	17,851
	Bank Al-Jazira	113,053	354,569
	Banque Saudi Fransi	26,618	137,282
*	Bawan Co.	4,876	56,954
	City Cement Co.	12,129	40,427
*	Dar Al Arkan Real Estate Development Co.	107,466	508,673
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	1,945	18,895
	Eastern Province Cement Co.	8,366	52,313
*	Emaar Economic City	8,618	25,458
	Etihad Etisalat Co.	63,978	1,110,837
	Gulf Insurance Group	4,659	31,078
*	Jabal Omar Development Co.	21,833	92,362
*	Lumi Rental Co.	2,517	26,392
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	60,981
	Middle East Healthcare Co.	11,538	113,859
	Middle East Specialized Cables Co.	4,602	38,513
	Mobile Telecommunications Co. Saudi Arabia	113,887	356,698
*	Najran Cement Co.	16,879	27,250
*	National Agriculture Development Co.	21,816	93,423
	National Co. for Glass Industries	3,510	35,619
	Qassim Cement Co.	8,392	97,473
	Riyadh Cement Co.	12,246	78,347
	Saudi Cement Co.	10,862	98,772
	Saudi Ceramic Co.	11,868	97,772
	Saudi Chemical Co. Holding	105,700	237,058
	Saudi Co. For Hardware CJSC	2,229	14,753
	Saudi Ground Services Co.	14,227	120,613
	Saudi Investment Bank	125,198	442,485
*	Saudi Marketing Co.	2,001	6,984
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	$77,614
*	Saudi Public Transport Co.	10,417	31,676
*	Saudi Reinsurance Co.	12,004	85,007
	Saudi Steel Pipe Co.	2,112	32,495
*	Savola Group	24,300	175,538
*	Seera Group Holding	33,818	193,318
*	Sinad Holding Co.	15,831	36,817
	Southern Province Cement Co.	5,913	33,280
	Sumou Real Estate Co.	4,438	35,716
	Sustained Infrastructure Holding Co.	7,743	71,598
	Tabuk Cement Co.	8,849	18,888
	Tanmiah Food Co.	1,093	19,040
	Theeb Rent A Car Co.	1,986	15,223
*	Umm Al-Qura Cement Co.	2,850	10,804
	United International Transportation Co.	9,735	108,048
	Yamama Cement Co.	20,244	143,455
	Yanbu Cement Co.	8,091	32,767
	Yanbu National Petrochemical Co.	14,589	143,103
TOTAL SAUDI ARABIA			7,328,911
SOUTH AFRICA — (2.7%)
	AECI Ltd.	20,061	132,876
	Afrimat Ltd.	4,564	8,907
	Altron Ltd., Class A	36,218	49,128
	Astral Foods Ltd.	4,382	64,462
	Blu Label Unlimited Group Ltd.	90,389	48,026
	Caxton & CTP Publishers & Printers Ltd.	18,917	14,691
	DataTec Ltd.	55,593	239,485
	Discovery Ltd.	1,384	21,541
	Exxaro Resources Ltd.	17,428	230,040
	Foschini Group Ltd.	44,546	187,287
	Grindrod Ltd.	120,704	162,986
	Impala Platinum Holdings Ltd.	100,479	1,408,423
	Investec Ltd.	24,846	207,158
	Invicta Holdings Ltd.	10,262	22,777
*	KAP Ltd.	538,761	78,445
	Kumba Iron Ore Ltd.	7,997	149,996

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Lewis Group Ltd.	10,591	$54,163
	Momentum Group Ltd.	193,060	438,793
	Motus Holdings Ltd.	28,842	192,965
	Mpact Ltd.	21,681	28,170
#	Nedbank Group Ltd.	29,835	476,358
	Netcare Ltd.	171,425	177,800
	Northam Platinum Holdings Ltd.	52,506	1,012,384
	Old Mutual Ltd. (OMU SJ)	794,297	649,409
	Omnia Holdings Ltd.	28,775	166,946
Ω	Pepkor Holdings Ltd.	337,569	445,972
*	Pick n Pay Stores Ltd.	96,388	114,232
	PPC Ltd.	214,288	78,343
	Raubex Group Ltd.	23,054	71,135
	RCL Foods Ltd.	30,615	15,645
	Reunert Ltd.	30,131	126,141
*	Sasol Ltd. (SOL SJ)	83,262	1,157,305
	Southern Sun Ltd.	134,884	81,538
	Super Group Ltd.	64,358	61,651
	Telkom SA SOC Ltd.	82,729	298,788
#	Thungela Resources Ltd. (TGA SJ)	15,419	134,052
	Truworths International Ltd.	43,331	134,888
	Tsogo Sun Ltd.	75,726	31,826
	We Buy Cars Holdings Ltd.	21,753	49,666
	Wilson Bayly Holmes-Ovcon Ltd.	5,583	57,695
	Zeda Ltd.	33,706	29,480
TOTAL SOUTH AFRICA			9,111,573
SOUTH KOREA — (14.4%)
	Advanced Process Systems Corp.	1,817	32,450
	Aekyung Industrial Co. Ltd.	2,040	20,566
*	Agabang & Co.	4,166	14,883
	Ahnlab, Inc.	519	22,193
*	Air Busan Co. Ltd.	17,323	23,979
	AJ Networks Co. Ltd.	4,662	16,727
	Ajin Industrial Co. Ltd.	5,158	13,045
*	ALUKO Co. Ltd.	5,728	11,662
	Amorepacific Corp.	4,282	392,587
	Amorepacific Holdings Corp.	3,066	58,072
	Aplus Asset Advisor Co. Ltd.	3,590	26,121
	Asia Cement Co. Ltd.	2,690	21,357
		Shares	Value»
SOUTH KOREA — (Continued)
	ASIA Holdings Co. Ltd.	147	$26,891
	Avaco Co. Ltd.	2,775	30,004
	Baiksan Co. Ltd.	1,472	12,307
#	BGF retail Co. Ltd.	1,561	139,534
	BH Co. Ltd.	3,113	73,457
	Binggrae Co. Ltd.	1,446	73,509
	Bio Plus Co. Ltd.	9,136	35,893
	BNC Korea, Inc.	9,119	24,692
	BNK Financial Group, Inc.	48,609	617,199
	Boditech Med, Inc.	1,008	7,984
	Boryung	4,916	33,138
*	Bosung Power Technology Co. Ltd.	5,164	42,679
	Cape Industries Ltd.	2,159	23,332
	Cheil Electric Co. Ltd.	3,080	36,223
	Cheil Worldwide, Inc.	11,612	157,437
	Chemtronics Co. Ltd.	1,321	33,913
	Chong Kun Dang Pharmaceutical Corp.	885	51,414
	Chongkundang Holdings Corp.	288	9,611
*	CJ CGV Co. Ltd.	18,764	62,539
	CJ CheilJedang Corp.	1,921	321,271
	CJ Corp.	2,470	376,126
*	CJ ENM Co. Ltd.	2,559	94,025
	CJ Freshway Corp.	1,674	32,638
	CJ Logistics Corp.	1,300	89,271
	Coocon Corp.	930	18,986
*	Coway Co. Ltd.	8,924	518,825
*	Creative & Innovative System	2,204	25,621
	CS Wind Corp.	4,524	220,225
*	Cube Entertainment, Inc.	96	681
	Cuckoo Holdings Co. Ltd.	1,775	35,352
	Cuckoo Homesys Co. Ltd.	1,913	31,480
	Dae Won Kang Up Co. Ltd.	3,971	11,725
	Daeduck Co. Ltd.	4,415	49,806
	Daeduck Electronics Co. Ltd.	4,888	379,390
	Daehan Flour Mill Co. Ltd.	223	23,530
*	Dae-Il Corp.	2,910	15,050
	Daesang Corp.	5,260	73,724
	Daesang Holdings Co. Ltd.	4,994	32,292

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daewon San Up Co. Ltd.	2,208	$20,593
*	Daewoo Engineering & Construction Co. Ltd.	18,956	454,295
	Daewoong Co. Ltd.	4,595	70,757
	Daihan Pharmaceutical Co. Ltd.	686	13,292
	Daishin Securities Co. Ltd.	5,660	146,637
*	Danal Co. Ltd.	6,530	32,743
	Daou Data Corp.	2,532	39,806
#	Daou Technology, Inc.	4,209	133,262
	Dasan Networks, Inc.	4,761	16,149
	DB HiTek Co. Ltd.	5,291	572,915
	DB Insurance Co. Ltd.	8,646	983,859
	DB Securities Co. Ltd.	6,337	58,853
*	DB, Inc.	17,623	23,960
	Dentium Co. Ltd.	1,120	40,504
	Device Co. Ltd.	3,312	45,337
	DI Dong Il Corp.	3,393	69,246
	Digital Daesung Co. Ltd.	3,423	19,123
	DIT Corp.	2,084	35,455
	DL E&C Co. Ltd.	5,351	360,698
*	DL Holdings Co. Ltd.	1,447	70,425
	DN Automotive Corp.	3,860	125,973
	Dong-A Socio Holdings Co. Ltd.	599	39,724
	Dong-Ah Geological Engineering Co. Ltd.	1,150	13,995
	Dongjin Semichem Co. Ltd.	5,638	218,799
	Dongkoo Bio & Pharma Co. Ltd.	2,986	10,410
	DongKook Pharmaceutical Co. Ltd.	4,132	66,996
	Dongkuk Steel Mill Co. Ltd.	6,644	69,408
	Dongsuh Cos., Inc.	4,124	74,622
	Dongsung Chemical Co. Ltd.	3,859	11,472
	Dongwon Industries Co. Ltd.	2,121	55,525
	Dongwon Systems Corp.	607	11,556
	Dongyang E&P, Inc.	702	16,219
#	Doosan Bobcat, Inc.	10,082	495,870
		Shares	Value»
SOUTH KOREA — (Continued)
	Doosan Co. Ltd.	343	$378,685
	DoubleUGames Co. Ltd.	1,873	77,419
*	Dream Security Co. Ltd.	802	1,499
	Dreamtech Co. Ltd.	5,850	26,710
*	Duksan Hi-Metal Co. Ltd.	3,663	46,075
	Easy Holdings Co. Ltd.	10,216	37,787
	Ecoplastic Corp.	8,005	19,990
	Ecopro Co. Ltd.	351	36,738
	Elentec Co. Ltd.	2,852	24,735
	E-MART, Inc.	2,305	166,934
	ENF Technology Co. Ltd.	2,313	92,146
	Eugene Investment & Securities Co. Ltd.	15,368	58,573
	F&F Co. Ltd.	2,808	127,587
	F&F Holdings Co. Ltd.	741	9,656
*	Foosung Co. Ltd.	7,692	69,187
	Gabia, Inc.	2,000	40,981
*	GAEASOFT	2,126	10,838
	GC Biopharma Corp.	273	25,440
	Geumhwa PSC Co. Ltd.	840	22,955
	Global Standard Technology Co. Ltd.	2,066	69,256
	GOLFZON Co. Ltd.	714	24,777
	Grand Korea Leisure Co. Ltd.	3,118	25,470
	GS Engineering & Construction Corp.	1,645	42,699
	GS Global Corp.	11,688	40,476
	GS Holdings Corp. (078930 KS)	8,432	468,316
	GS P&L Co. Ltd.	1,565	58,774
	GS Retail Co. Ltd.	7,443	118,424
	Gwangju Shinsegae Co. Ltd.	850	22,141
	HAESUNG DS Co. Ltd.	547	30,168
	Haesung Industrial Co. Ltd.	1,837	10,004
	Han Kuk Carbon Co. Ltd.	6,875	230,714
	Hancom, Inc.	3,287	45,880
	Handsome Co. Ltd.	1,044	18,792
	Hanil Cement Co. Ltd.	4,661	55,249
	Hanil Holdings Co. Ltd.	1,453	17,251

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanjin Logistics Corp.	2,072	$27,239
	Hankook Tire & Technology Co. Ltd.	22,354	899,549
	HanmiGlobal Co. Ltd.	1,600	30,436
	Hannong Chemicals, Inc.	1,268	20,357
*	Hanon Systems	41,858	120,400
	Hansae Co. Ltd.	1,645	12,860
	Hansol Chemical Co. Ltd.	1,447	283,137
	Hansol Paper Co. Ltd.	2,806	16,150
	Hansol Technics Co. Ltd.	5,142	28,542
	Hanwha Corp.	5,714	519,443
*	Hanwha General Insurance Co. Ltd.	14,136	63,562
*	Hanwha Investment & Securities Co. Ltd.	24,210	124,625
#*	Hanwha Life Insurance Co. Ltd.	57,592	190,976
*	Hanyang Eng Co. Ltd.	2,207	48,283
	Hanyang Securities Co. Ltd.	2,006	38,951
	Harim Co. Ltd.	12,261	27,236
	Harim Holdings Co. Ltd.	11,433	101,523
	HD Construction Equipment Co. Ltd.	6,405	804,691
	HD Hyundai Co. Ltd.	7,922	1,681,965
	HD Hyundai Heavy Industries Co. Ltd.	314	146,229
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	182,240
#	HDC Holdings Co. Ltd.	6,580	125,504
	HDC Hyundai Development Co-Engineering & Construction	2,745	42,771
	Hecto Financial Co. Ltd.	1,609	35,262
	Hecto Innovation Co. Ltd.	1,657	23,186
	Hite Jinro Co. Ltd.	6,945	80,431
	HK inno N Corp.	2,208	79,071
	HL Holdings Corp.	687	20,183
	HL Mando Co. Ltd.	7,561	294,511
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hotel Shilla Co. Ltd.	1,196	$53,301
	HS Hyosung Advanced Materials Corp.	620	113,665
	HS Hyosung Corp.	489	21,893
	HS Industries Co. Ltd.	3,474	8,207
	Humedix Co. Ltd.	651	15,640
	Huons Co. Ltd.	1,440	25,694
	Huons Global Co. Ltd.	1,307	56,086
	Hwa Shin Co. Ltd.	3,210	27,034
	Hwaseung Enterprise Co. Ltd.	8,250	27,051
	Hy-Lok Corp.	1,868	55,969
	Hyosung Corp.	1,406	219,178
	Hyosung TNC Corp.	703	247,352
*	Hyundai Bioland Co. Ltd.	3,006	9,325
	HYUNDAI Corp.	1,819	38,303
	Hyundai Department Store Co. Ltd.	2,633	194,715
	Hyundai Elevator Co. Ltd.	1,707	114,550
	HYUNDAI EVERDIGM Corp.	1,700	10,583
	Hyundai Futurenet Co. Ltd.	10,757	24,318
	Hyundai GF Holdings	2,952	28,810
	Hyundai Glovis Co. Ltd.	5,008	773,253
	Hyundai Green Food	5,344	59,640
	Hyundai Home Shopping Network Corp.	852	49,032
	Hyundai Livart Furniture Co. Ltd.	4,233	22,860
*	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	232,090
	Hyundai Motor Securities Co. Ltd.	4,895	36,614
	Hyundai Steel Co.	8,872	257,903
	Hyundai Wia Corp.	3,549	199,805
	HyVision System, Inc.	3,097	38,720
	Iljin Holdings Co. Ltd.	3,566	25,013
††	Ilyang Pharmaceutical Co. Ltd.	1,789	13,624
	iM Financial Group Co. Ltd.	25,549	330,632
	iMarketKorea, Inc.	3,411	17,491
	InBody Co. Ltd.	2,353	47,045
	Innocean Worldwide, Inc.	4,974	66,634

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Innox Advanced Materials Co. Ltd.	3,147	$73,637
*	Insun ENT Co. Ltd.	3,567	11,199
*	Interflex Co. Ltd.	958	8,784
*	ITM Semiconductor Co. Ltd.	3,171	36,723
*	Jahwa Electronics Co. Ltd.	1,899	63,146
	JB Financial Group Co. Ltd.	23,757	439,622
*	Jeil Pharmaceutical Co. Ltd.	2,152	20,434
*	Jin Air Co. Ltd.	6,265	26,611
	Jinsung T.E.C.	2,075	25,291
	JS Corp.	3,817	38,310
	JVM Co. Ltd.	835	14,119
	JW Life Science Corp.	1,349	11,796
	JW Pharmaceutical Corp.	1,934	40,942
	KakaoBank Corp.	4,595	75,960
#	Kangwon Land, Inc.	13,689	159,326
	KC Co. Ltd.	2,037	54,504
	KC Tech Co. Ltd.	1,888	79,804
	KCC Corp.	847	321,393
	KCTC	3,554	14,306
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	170,825
*	KG Chemical Corp.	6,628	31,772
	KG Dongbusteel	8,803	41,873
	KG Eco Solution Co. Ltd.	5,772	28,805
*	KG Mobility Corp.	4,560	13,413
	Kginicis Co. Ltd.	3,312	25,827
	KH Vatec Co. Ltd.	2,324	22,171
	KIWOOM Securities Co. Ltd.	2,451	668,265
*	KNJ Co. Ltd.	1,143	31,183
	Kolmar Korea Co. Ltd.	1,294	77,785
	Kolon Corp.	916	45,184
#	Kolon Industries, Inc.	3,779	243,575
	Korea Alcohol Industrial Co. Ltd.	1,839	17,497
	Korea Circuit Co. Ltd.	2,410	153,897
	Korea Electric Terminal Co. Ltd.	1,101	68,132
	Korea Fuel-Tech Corp.	5,130	24,347
	Korea Information & Communications Co. Ltd.	2,884	22,275
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Information Certificate Authority, Inc.	3,607	$15,853
	Korea Investment Holdings Co. Ltd.	6,379	1,048,219
*	Korea Line Corp.	40,485	70,864
	Korea Petrochemical Ind Co. Ltd.	499	61,626
	Korea United Pharm, Inc.	1,827	24,970
	Korean Air Lines Co. Ltd.	38,555	645,315
	Korean Reinsurance Co.	28,809	240,754
	Krafton, Inc.	2,339	420,543
	KSS LINE Ltd.	3,271	28,297
	Kt alpha Co. Ltd.	3,081	10,672
	KT Skylife Co. Ltd.	2,925	9,728
	KT&G Corp.	6,297	759,178
	Kumho Petrochemical Co. Ltd.	2,807	279,269
*	Kumho Tire Co., Inc.	19,446	76,864
	Kyeryong Construction Industrial Co. Ltd.	1,162	22,892
	Kyung Dong Navien Co. Ltd.	1,037	54,659
*	LB Semicon, Inc.	6,836	26,191
	Lee Ku Industrial Co. Ltd.	6,393	26,033
	LF Corp.	3,721	62,444
#*	LG Display Co. Ltd. (034220 KS)	58,456	488,076
	LG Electronics, Inc.	8,166	786,492
*	LG HelloVision Co. Ltd.	9,640	15,376
	LG Innotek Co. Ltd.	2,374	928,129
	LG Uplus Corp.	38,138	408,944
	Lotte Chilsung Beverage Co. Ltd.	706	58,500
	Lotte Corp.	3,184	66,274
*	Lotte Data Communication Co.	1,132	17,714
	LOTTE Fine Chemical Co. Ltd.	3,279	154,467
*	Lotte Non-Life Insurance Co. Ltd.	18,648	26,657
	Lotte Rental Co. Ltd.	3,364	76,554
	Lotte Wellfood Co. Ltd.	520	42,675
	LS Corp.	3,430	1,067,119
	LTC Co. Ltd.	719	22,592
*	LVMC Holdings	17,904	20,629
*	LX Hausys Ltd.	1,026	25,148
	LX International Corp.	5,883	213,204

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LX Semicon Co. Ltd.	1,277	$54,284
	Maeil Dairies Co. Ltd.	347	8,515
	Mcnex Co. Ltd.	2,125	33,312
	Medytox, Inc.	281	20,160
	MegaStudy Co. Ltd.	1,207	11,012
	MegaStudyEdu Co. Ltd.	1,775	56,819
	Mgame Corp.	3,697	13,421
	Mi Chang Oil Industrial Co. Ltd.	115	9,676
#*	Mirae Asset Life Insurance Co. Ltd.	9,166	99,002
#	Mirae Asset Securities Co. Ltd.	28,684	1,274,085
	Misto Holdings Corp.	4,477	123,153
	Miwon Commercial Co. Ltd.	389	39,965
	Mobase Electronics Co. Ltd.	8,171	21,134
*	MONAYONGPYONG	4,143	8,782
*	Motrex Co. Ltd.	3,067	18,805
	mPlus Corp.	2,653	31,577
	Muhak Co. Ltd.	2,641	15,863
	Myoung Shin Industrial Co. Ltd.	9,159	82,920
	Namhae Chemical Corp.	4,529	35,894
	Namuga Co. Ltd.	988	12,812
	Namyang Dairy Products Co. Ltd.	296	10,511
	NeoPharm Co. Ltd.	2,118	29,242
	Neowiz	1,943	29,015
*	Nepes Ark Corp.	1,427	37,121
	New Power Plasma Co. Ltd.	3,767	17,282
	Newflex Technology Co. Ltd.	3,299	14,781
	Nexen Corp.	3,941	19,209
	Nexen Tire Corp.	3,768	18,954
	Nexteel Co. Ltd.	2,819	38,795
	NH Investment & Securities Co. Ltd.	23,512	539,106
	NHN Corp.	4,030	112,762
	NHN KCP Corp.	4,060	54,495
	NICE Holdings Co. Ltd.	4,202	41,402
	NongShim Co. Ltd.	597	153,294
	NOVAREX Co. Ltd.	3,270	33,128
	OCI Holdings Co. Ltd.	1,087	274,123
	Orion Corp.	3,170	307,947
	Orion Holdings Corp.	4,507	79,224
*	Osung Advanced Materials Co. Ltd.	10,029	9,847
	Otoki Corp.	246	60,810
		Shares	Value»
SOUTH KOREA — (Continued)
	Pan Ocean Co. Ltd.	50,340	$189,008
	Paradise Co. Ltd.	6,596	71,006
	Partron Co. Ltd.	8,571	48,068
	People & Technology, Inc.	3,840	146,716
	PHA Co. Ltd.	1,337	11,846
	PI Advanced Materials Co. Ltd.	2,731	47,754
	PKC Co. Ltd.	4,913	24,463
	Pond Group Co. Ltd.	2,944	11,683
	Poongsan Corp.	3,373	226,467
	Poongsan Holdings Corp.	1,377	42,011
	Posco International Corp.	2,609	153,965
	POSCO Steeleon Co. Ltd.	8,290	47,176
*	Power Logics Co. Ltd.	3,491	12,242
	Protec Co. Ltd.	1,461	82,162
	PSK, Inc.	3,165	193,429
	Pulmuone Co. Ltd.	1,301	10,865
	Pumtech Korea Co. Ltd.	589	16,518
	Refine Co. Ltd.	1,709	14,639
	S&D Co. Ltd.	541	20,305
	S-1 Corp.	1,819	105,955
	Sajodaerim Corp.	1,147	25,400
	Samji Electronics Co. Ltd.	1,764	39,006
	Samjin Pharmaceutical Co. Ltd.	1,495	18,895
	Sammok S-Form Co. Ltd.	2,023	25,734
#	SAMPYO Cement Co. Ltd.	9,240	106,250
	Samsung Card Co. Ltd. (029780 KS)	5,410	195,223
	Samsung Electro-Mechanics Co. Ltd.	3,737	2,143,861
	Samsung Engineering Co. Ltd.	25,040	906,873
	Samsung SDS Co. Ltd.	871	98,589
	Samsung Securities Co. Ltd.	12,155	890,649
	SAMT Co. Ltd.	12,775	61,449
*	Samyang Biopharmaceuticals Corp.	486	25,245
	Samyang Corp.	930	30,335

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Holdings Corp.	457	$21,625
	Sangsin Energy Display Precision Co. Ltd.	2,635	47,679
	Saramin Co. Ltd.	1,151	13,303
	SeAH Besteel Holdings Corp.	3,013	154,202
	SeAH Steel Corp.	231	27,747
	SeAH Steel Holdings Corp.	380	61,677
	Sebang Global Battery Co. Ltd.	1,376	61,760
	Seegene, Inc.	5,261	87,504
	Segyung Hitech Co. Ltd.	7,490	24,366
	Seobu T&D	6,459	65,649
††	Seohee Construction Co. Ltd.	38,458	15,791
*	Seojin System Co. Ltd.	1,410	57,259
*	Seoul Semiconductor Co. Ltd.	7,242	81,622
	Seoyon Co. Ltd.	4,130	26,548
	Seoyon E-Hwa Co. Ltd.	2,518	24,155
*††	Sewon E&C Co. Ltd.	7,730	235
	SGC Energy Co. Ltd.	1,829	73,616
*	SHIFT UP Corp.	993	21,961
*	Shin Heung Energy & Electronics Co. Ltd.	3,486	24,967
	Shinsegae Information & Communication Co. Ltd.	2,090	30,062
	Shinsegae International, Inc.	2,644	26,729
	Shinsegae, Inc.	1,617	446,890
*	Shinyoung Securities Co. Ltd.	986	132,849
	SIMMTECH Co. Ltd.	1,774	106,509
	SK Chemicals Co. Ltd.	945	38,072
	SK Discovery Co. Ltd.	2,070	78,120
#*	SK Eternix Co. Ltd.	2,859	113,048
	SK Gas Ltd.	546	106,434
	SK Networks Co. Ltd.	24,348	96,713
*	SK oceanplant Co. Ltd.	5,032	83,949
	SL Corp.	3,275	140,277
	SM Entertainment Co. Ltd.	505	33,118
	SNT Dynamics Co. Ltd.	2,911	118,179
		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Holdings Co. Ltd.	951	$40,110
	SNT Motiv Co. Ltd.	2,958	70,214
*	S-Oil Corp.	1,863	169,555
#	Solid, Inc.	14,983	173,860
	SOLUM Co. Ltd.	3,055	40,255
	Songwon Industrial Co. Ltd.	2,470	26,471
	Soop Co. Ltd.	1,847	73,131
	Soosan Industries Co. Ltd.	1,110	25,733
	Soulbrain Co. Ltd.	555	174,622
	Soulbrain Holdings Co. Ltd.	1,012	50,592
*	Studio Dragon Corp.	2,041	48,238
	Sung Kwang Bend Co. Ltd.	2,934	92,492
	Sungshin Cement Co. Ltd.	4,536	35,209
	Sungwoo Hitech Co. Ltd.	8,732	52,876
	Sunjin Co. Ltd.	2,195	15,986
*	Suprema, Inc.	1,563	59,118
*	Synergy Innovation Co. Ltd.	6,091	8,682
	Systems Technology, Inc.	1,635	42,157
	T&L Co. Ltd.	1,372	57,163
*	Taewoong Co. Ltd.	1,838	66,658
*	Taihan Cable & Solution Co. Ltd.	12,574	483,526
	TES Co. Ltd.	1,168	67,825
#	TK Corp.	3,405	106,399
	TKG Huchems Co. Ltd.	3,899	49,853
	TLB Co. Ltd.	1,680	101,921
*	Tongyang Life Insurance Co. Ltd.	9,098	51,137
	Tovis Co. Ltd.	2,609	31,297
	TS Corp.	6,440	12,664
	TSE Co. Ltd.	768	89,066
	Tuksu Construction Co. Ltd.	2,788	12,768
	TYM Corp.	5,445	29,671
	Ubiquoss, Inc.	1,217	12,255
	Uju Electronics Co. Ltd.	1,103	29,720
	Unid Co. Ltd.	825	52,931
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	31,994
	Unitrontech Co. Ltd.	2,709	10,463

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Value Added Technology Co. Ltd.	1,095	$17,109
*††	Vidente Co. Ltd.	4,562	1,916
	Vieworks Co. Ltd.	1,576	29,036
	WONIK IPS Co. Ltd.	3,329	269,024
	Wonik Materials Co. Ltd.	1,147	41,347
	Wonik QnC Corp.	1,343	34,884
	Woojin, Inc.	3,439	66,105
*	Woori Technology Investment Co. Ltd.	8,023	35,764
	Worldex Industry & Trading Co. Ltd.	1,282	28,840
	Y G-1 Co. Ltd.	1,963	20,980
	Young Poong Corp.	937	41,860
	Youngone Corp.	3,883	217,722
	Youngone Holdings Co. Ltd.	1,334	188,549
	Yuanta Securities Korea Co. Ltd.	17,353	62,054
	Zeus Co. Ltd.	4,043	44,640
	Zinus, Inc.	3,322	28,957
TOTAL SOUTH KOREA			48,467,257
TAIWAN — (20.4%)
	91APP, Inc.	15,000	31,145
	Abico Avy Co. Ltd.	35,493	46,028
	Ability Enterprise Co. Ltd.	42,579	106,778
#	AcBel Polytech, Inc.	110,989	168,960
	Acer Cyber Security, Inc.	5,000	26,501
	Acer, Inc.	479,000	421,160
	ACES Electronic Co. Ltd.	28,985	80,839
*	Acon Holding, Inc.	55,000	12,164
	Action Electronics Co. Ltd.	24,000	9,689
	Actron Technology Corp.	9,000	39,174
	ADATA Technology Co. Ltd.	53,621	766,056
	Adlink Technology, Inc.	12,000	28,632
	Advanced Ceramic X Corp.	3,000	16,417
	Advanced International Multitech Co. Ltd.	27,000	50,376
	Advanced Power Electronics Corp.	10,000	38,124
		Shares	Value»
TAIWAN — (Continued)
	Advanced Wireless Semiconductor Co.	6,000	$27,745
	Advancetek Enterprise Co. Ltd.	62,000	51,612
	Aerospace Industrial Development Corp.	65,000	96,929
	Air Asia Co. Ltd.	13,000	19,362
	Alexander Marine Co. Ltd.	4,000	21,554
	Allied Supreme Corp.	5,000	35,610
	Alltek Technology Corp.	24,040	39,807
	Alpha Networks, Inc.	43,773	46,927
	Altek Corp.	63,605	82,028
	AMPACS Corp.	10,000	9,482
	Ampak Technology, Inc.	7,000	13,873
	Ampire Co. Ltd.	12,000	9,584
#	AmTRAN Technology Co. Ltd.	121,827	161,888
	Anji Technology Co. Ltd.	18,000	19,101
	Apacer Technology, Inc.	35,000	249,536
	APAQ Technology Co. Ltd.	2,000	10,327
	Apex Dynamics, Inc.	2,000	48,933
	Arcadyan Technology Corp.	28,000	141,779
	Ardentec Corp.	81,000	508,528
	ARES International Corp.	7,000	11,703
	Argosy Research, Inc.	3,000	16,008
	Arizon RFID Technology Cayman Co. Ltd.	6,000	19,433
#	Asia Optical Co., Inc.	30,000	133,866
	Asia Tech Image, Inc.	18,000	41,160
	ASMedia Technology, Inc.	3,000	131,998
	ASROCK, Inc.	4,000	30,289
	Aten International Co. Ltd.	14,000	30,585
	Audix Corp.	23,000	48,596
#	AUO Corp. (2409 TT)	1,014,000	557,600
	Avalue Technology, Inc.	4,000	11,604
	Avermedia Technologies	14,000	21,087
	Axiomtek Co. Ltd.	7,695	26,462
	Azurewave Technologies, Inc.	16,000	31,094

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bafang Yunji International Co. Ltd.	4,000	$22,424
	Bank of Kaohsiung Co. Ltd.	177,587	66,504
	BenQ Materials Corp.	31,000	25,373
*	BES Engineering Corp.	207,725	86,009
	Best Precision Industrial Co. Ltd.	4,000	16,132
*	Bin Chuan Enterprise Co. Ltd.	11,000	20,434
	Bizlink Holding, Inc.	6,059	544,057
	Brave C&H Supply Co. Ltd.	4,000	9,534
	Brighton-Best International Taiwan, Inc.	77,000	81,885
	Calitech Co. Ltd.	10,000	30,683
	Capital Futures Corp.	19,552	34,750
	Capital Securities Corp.	302,000	269,268
	Castles Technology Co. Ltd.	16,000	24,207
	Caswell, Inc.	4,000	10,312
	Cathay Consolidated, Inc.	8,000	23,309
	Cathay Real Estate Development Co. Ltd.	101,000	74,295
*	CCP Contact Probes Co. Ltd.	8,000	71,942
	Celxpert Energy Corp.	10,747	11,627
	Cenra, Inc.	29,000	29,044
	Central Reinsurance Co. Ltd.	58,674	55,761
	Century Iron & Steel Industrial Co. Ltd.	31,000	99,570
	Chailease Holding Co. Ltd.	243,780	893,443
	Chang Hwa Commercial Bank Ltd.	673,274	450,054
	Chang Wah Electromaterials, Inc.	51,000	77,853
	Channel Well Technology Co. Ltd.	38,000	67,445
	Chant Sincere Co. Ltd.	9,000	24,771
		Shares	Value»
TAIWAN — (Continued)
	CHC Healthcare Group	27,000	$24,896
	CHC Resources Corp.	8,000	17,630
	Chen Full International Co. Ltd.	12,000	24,171
	Cheng Loong Corp.	169,000	94,077
	Cheng Shin Rubber Industry Co. Ltd.	334,000	330,506
	Cheng Uei Precision Industry Co. Ltd.	74,000	87,628
	Chia Chang Co. Ltd.	17,000	20,481
	Chicony Electronics Co. Ltd.	82,000	322,880
#	Chicony Power Technology Co. Ltd.	37,000	95,093
	Chien Kuo Construction Co. Ltd.	23,200	29,900
	China Airlines Ltd.	607,000	344,022
	China Bills Finance Corp.	133,000	70,562
	China Metal Products	64,000	42,237
	China Steel Chemical Corp.	15,000	37,096
#	China Steel Corp.	921,000	546,858
	China Steel Structure Co. Ltd.	14,000	18,928
	China Wire & Cable Co. Ltd.	15,000	15,200
	Chinese Maritime Transport Ltd.	20,000	34,370
	Ching Feng Home Fashions Co. Ltd.	27,111	15,662
	Chin-Poon Industrial Co. Ltd.	79,000	129,234
#	Chipbond Technology Corp.	114,000	594,224
#	ChipMOS Technologies, Inc. (8150 TT)	120,000	269,726
	Chlitina Holding Ltd.	8,000	26,953
	Chong Hong Development Co. Ltd.	40,066	98,717
	Chun Yuan Steel Industry Co. Ltd.	92,000	72,012
	Chung Tai Resource Technology Corp.	5,000	13,563
	Clevo Co.	73,000	88,963
#	Compal Electronics, Inc.	784,000	724,779

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Compeq Manufacturing Co. Ltd.	168,000	$1,310,054
	Complex Micro Interconnection Co. Ltd.	9,000	10,829
	Concord Securities Co. Ltd.	103,383	64,115
	Contrel Technology Co. Ltd.	61,000	203,652
	Coremax Corp.	17,411	47,287
#	Coretronic Corp.	67,000	142,419
	Co-Tech Development Corp.	12,000	152,786
	Crowell Development Corp.	55,000	39,081
	CTCI Corp.	99,118	115,537
	CviLux Corp.	8,500	33,852
	Cyberlink Corp.	6,000	12,480
	CyberPower Systems, Inc.	13,000	77,418
*	CyberTAN Technology, Inc.	61,000	48,594
	Cystech Electronics Corp.	5,475	18,630
	DA CIN Construction Co. Ltd.	48,000	109,514
	Dafeng TV Ltd.	9,000	13,321
	Da-Li Development Co. Ltd.	91,447	131,489
	Darfon Electronics Corp.	37,000	31,359
	Darwin Precisions Corp.	53,100	21,650
	De Licacy Industrial Co. Ltd.	55,060	17,443
	Delpha Construction Co. Ltd.	73,000	48,140
	Depo Auto Parts Ind Co. Ltd.	26,000	103,009
	Dimerco Data System Corp.	9,000	26,702
	Dimerco Express Corp.	20,600	50,787
	DingZing Advanced Materials, Inc.	4,000	10,762
	D-Link Corp.	103,040	45,617
	Donpon Precision, Inc.	9,800	14,520
	Dynamic Holding Co. Ltd.	31,526	178,135
		Shares	Value»
TAIWAN — (Continued)
	Dynapack International Technology Corp.	23,000	$268,472
	E Ink Holdings, Inc.	111,000	488,430
	Eastech Holding Ltd.	7,000	17,007
	Eastern Media International Corp.	66,465	42,657
	Eclat Textile Co. Ltd.	37,000	393,084
	ECOVE Environment Corp.	6,000	54,737
*	Edom Technology Co. Ltd.	20,900	25,497
	E-Lead Electronic Co. Ltd.	12,000	21,015
	Elite Advanced Laser Corp.	23,000	225,110
	Elitegroup Computer Systems Co. Ltd.	59,000	38,734
	Emerging Display Technologies Corp.	48,000	34,767
	Ennoconn Corp.	8,000	82,174
	EOI Investment Holdings Co. Ltd.	19,000	11,718
	Episil-Precision, Inc.	11,000	31,688
	Eson Precision Ind Co. Ltd.	20,000	67,628
#	Eternal Materials Co. Ltd.	158,000	397,854
	Eurocharm Holdings Co. Ltd.	11,000	57,958
#	Eva Airways Corp.	431,041	456,497
*	Everest Textile Co. Ltd.	92,326	20,354
	Evergreen International Storage & Transport Corp.	43,500	65,617
	EVERGREEN Steel Corp.	35,000	108,211
	Everlight Chemical Industrial Corp.	92,000	167,711
	Everlight Electronics Co. Ltd.	83,000	187,155
	Evertop Wire Cable Corp.	15,000	10,551
	Excelliance Mos Corp.	5,000	14,271
	Excelsior Medical Co. Ltd.	32,501	73,282
	Far Eastern Department Stores Ltd.	183,000	128,573

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Far Eastern International Bank	509,557	$197,578
#	Far Eastern New Century Corp.	580,000	473,468
#	Faraday Technology Corp.	14,000	75,590
	Farglory F T Z Investment Holding Co. Ltd.	27,358	40,218
	Farglory Land Development Co. Ltd.	48,000	104,422
	Feedback Technology Corp.	10,800	66,432
	Feng Hsin Steel Co. Ltd.	75,000	144,290
	Feng TAY Enterprise Co. Ltd.	98,000	218,293
	FineTek Co. Ltd.	4,000	12,703
	First Insurance Co. Ltd.	45,000	37,146
*	First Steamship Co. Ltd.	184,010	29,200
#	Fitipower Integrated Technology, Inc.	17,050	82,630
	Flytech Technology Co. Ltd.	18,000	61,999
	Forcecon Tech Co. Ltd.	10,000	30,157
	Forcelead Technology Corp.	3,000	16,620
	Forest Water Environment Engineering Co. Ltd.	17,544	20,045
	Formosa Advanced Technologies Co. Ltd.	29,000	56,753
	Formosa Laboratories, Inc.	22,704	38,924
	Formosa Optical Technology Co. Ltd.	6,000	18,552
	Formosa Sumco Technology Corp.	5,000	30,427
	Formosan Rubber Group, Inc.	62,100	51,561
	Formosan Union Chemical Corp.	70,400	41,513
#	Foxsemicon Integrated Technology, Inc.	12,000	119,271
	Franbo Lines Corp.	19,997	10,902
		Shares	Value»
TAIWAN — (Continued)
	Froch Enterprise Co. Ltd.	41,000	$20,734
	Fu Chun Shin Machinery Manufacture Co. Ltd.	20,000	16,347
	Fu Hua Innovation Co. Ltd.	84,981	37,332
	Fulgent Sun International Holding Co. Ltd.	37,063	91,337
*	Fulltech Fiber Glass Corp.	77,976	275,962
	Fusheng Precision Co. Ltd.	23,000	183,201
	G Shank Enterprise Co. Ltd.	38,122	143,280
	Gamania Digital Entertainment Co. Ltd.	14,000	17,515
*	GCS Holdings, Inc.	10,421	228,938
	GEM Services, Inc.	11,000	32,282
	Gemtek Technology Corp.	74,000	80,971
*	General Interface Solution GIS Holding Ltd.	33,000	80,481
	Genius Electronic Optical Co. Ltd.	13,000	211,196
	Getac Holdings Corp.	44,000	136,350
	Gigabyte Technology Co. Ltd.	32,000	278,648
*	Gigastorage Corp.	23,000	22,485
	Global Brands Manufacture Ltd.	65,248	207,622
	Global Mixed Mode Technology, Inc.	8,000	64,033
	Global PMX Co. Ltd.	15,000	64,229
#	Globalwafers Co. Ltd.	33,000	620,094
	Globe Union Industrial Corp.	48,910	14,351
	GMI Technology, Inc.	19,966	25,937
	Golden Long Teng Development Co. Ltd.	10,000	8,147
	Goldsun Building Materials Co. Ltd.	135,543	151,062
	Good Finance Securities Co. Ltd.	40,000	42,458
	Good Will Instrument Co. Ltd.	14,000	25,537
#	Gordon Auto Body Parts	23,000	20,593

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gourmet Master Co. Ltd.	23,000	$46,295
	Grand Fortune Securities Co. Ltd.	31,000	15,143
	Grape King Bio Ltd.	22,000	78,211
	Great China Metal Industry	26,000	17,524
	Great Tree Pharmacy Co. Ltd.	17,000	41,658
	Great Wall Enterprise Co. Ltd.	139,000	234,535
	Greatek Electronics, Inc.	49,000	131,456
	Green World FinTech Service Co. Ltd.	11,000	16,700
	GTM Holdings Corp.	24,000	22,441
#	Hannstar Board Corp.	52,361	138,687
	Hanpin Electron Co. Ltd.	14,000	23,167
	HD Renewable Energy Co. Ltd.	16,000	45,573
	Heran Co. Ltd.	12,000	19,876
	Hey Song Corp.	53,000	59,133
	Highwealth Construction Corp.	218,048	276,670
	HIM International Music, Inc.	5,000	13,356
*	Hitron Technology, Inc.	13,000	12,547
	Hiwin Technologies Corp.	27,000	270,588
	Hiyes International Co. Ltd.	8,000	17,972
	Ho Tung Chemical Corp.	176,000	52,411
	Holdings-Key Electric Wire & Cable Co. Ltd.	10,000	12,268
	Holy Stone Enterprise Co. Ltd.	25,950	177,786
	Hong Pu Real Estate Development Co. Ltd.	35,000	23,825
	Hong TAI Electric Industrial	58,000	65,631
	Hotai Finance Co. Ltd.	26,200	50,558
	Hsin Kuang Steel Co. Ltd.	23,000	29,508
	Hsing TA Cement Co.	29,000	14,155
	Hu Lane Associate, Inc.	22,991	78,372
		Shares	Value»
TAIWAN — (Continued)
	HUA ENG Wire & Cable Co. Ltd.	37,000	$38,605
	Hua Yu Lien Development Co. Ltd.	28,000	44,182
	Huaku Development Co. Ltd.	50,820	202,417
	Hung Ching Development & Construction Co. Ltd.	31,000	33,637
	Hung Sheng Construction Ltd.	80,680	48,580
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	29,014
#	Hwacom Systems, Inc.	40,000	71,045
	IBF Financial Holdings Co. Ltd.	499,684	229,132
	Ichia Technologies, Inc.	47,000	106,434
	IEI Integration Corp.	29,600	64,958
	Innolux Corp.	483,627	369,521
	Inpaq Technology Co. Ltd.	19,954	48,279
	Integrated Service Technology, Inc.	6,773	43,180
*	IntelliEPI, Inc.	7,000	180,556
	Interactive Digital Technologies, Inc.	5,000	13,438
#	Inventec Corp.	125,000	183,129
	Iron Force Industrial Co. Ltd.	10,371	28,785
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	27,168
	ITE Technology, Inc.	21,000	83,013
	ITEQ Corp.	35,000	303,974
	Jean Co. Ltd.	21,289	12,291
	Jia Wei Lifestyle, Inc.	7,350	7,048
	Jih Lin Technology Co. Ltd.	6,000	10,519
	Jiin Yeeh Ding Enterprise Co. Ltd.	7,000	18,923
#	Jinan Acetate Chemical Co. Ltd.	20,000	26,916
	Johnson Health Tech Co. Ltd.	19,000	73,674
	Kaimei Electronic Corp.	18,400	50,235
	Kedge Construction Co. Ltd.	9,847	26,289
	Kenda Rubber Industrial Co. Ltd.	106,975	58,436

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kerry TJ Logistics Co. Ltd.	37,000	$35,325
	KGI Financial Holding Co. Ltd.	1,658,420	1,130,293
#	Kindom Development Co. Ltd.	93,790	87,426
	King Chou Marine Technology Co. Ltd.	8,000	11,921
	King Polytechnic Engineering Co. Ltd.	9,000	14,036
*	Kinko Optical Co. Ltd.	31,455	63,266
#	Kinpo Electronics	184,000	162,645
	Kinsus Interconnect Technology Corp.	57,974	984,886
	KMC Kuei Meng International, Inc.	11,000	28,143
	KS Terminals, Inc.	19,000	33,156
	Kuang Hong Arts Management, Inc.	7,000	22,229
	Kung Long Batteries Industrial Co. Ltd.	9,000	34,991
*	Kung Sing Engineering Corp.	75,900	27,286
	Kuo Toong International Co. Ltd.	29,399	47,071
	Kwong Lung Enterprise Co. Ltd.	23,000	34,357
	L&K Engineering Co. Ltd.	5,124	110,528
	Lanner Electronics, Inc.	9,000	22,987
	Largan Precision Co. Ltd. (3008 TT)	1,000	80,298
	Laser Tek Taiwan Co. Ltd.	17,000	35,158
	Lelon Electronics Corp.	14,000	79,274
	Lemtech Holdings Co. Ltd.	13,200	34,426
	Leo Systems, Inc.	21,000	21,835
*	Leofoo Development Co. Ltd.	17,000	8,948
	LINE Pay Taiwan Ltd.	3,000	26,731
	Lingsen Precision Industries Ltd.	77,000	73,153
	Lion Travel Service Co. Ltd.	13,000	65,372
	Lite-On Technology Corp.	6,000	32,171
		Shares	Value»
TAIWAN — (Continued)
	Liton Technology Corp.	8,000	$16,041
	Long Da Construction & Development Corp.	66,000	67,909
	Longwell Co.	11,000	101,638
#	Lotus Pharmaceutical Co. Ltd.	27,000	189,431
	Lucky Cement Corp.	40,000	18,390
	Lumax International Corp. Ltd.	19,800	72,458
	M3 Technology, Inc.	5,000	14,110
	Macauto Industrial Co. Ltd.	6,000	10,191
*	Macronix International Co. Ltd.	95,000	474,802
	Magnate Technology Co. Ltd.	10,000	14,697
	Materials Analysis Technology, Inc.	7,156	75,572
	Mayer Steel Pipe Corp.	36,000	25,214
	Mercuries Data Systems Ltd.	13,000	8,723
	Merida Industry Co. Ltd.	37,000	68,120
	Merry Electronics Co. Ltd.	36,933	101,272
	METAAGE Corp.	12,000	17,494
#	Micro-Star International Co. Ltd.	106,000	329,205
	Mildef Crete, Inc.	7,000	23,316
	MIN AIK Technology Co. Ltd.	28,000	24,904
#	Mitac Holdings Corp.	190,238	498,572
#	Motech Industries, Inc.	65,000	56,717
	Nak Sealing Technologies Corp.	12,000	44,361
	Namchow Holdings Co. Ltd.	38,000	42,168
	Nan Kang Rubber Tire Co. Ltd.	38,000	40,216
	Nan Pao Resins Chemical Co. Ltd.	7,000	79,709
	Nan Ya Plastics Corp.	104,000	298,520
	Nan Ya Printed Circuit Board Corp.	26,000	842,095
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	9,499

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Nanya Technology Corp.	43,000	$304,413
#	National Aerospace Fasteners Corp.	12,172	45,018
	Netronix, Inc.	8,000	22,380
*	New Asia Construction & Development Corp.	54,000	23,200
	New Best Wire Industrial Co. Ltd.	11,000	10,011
	Niko Semiconductor Co. Ltd.	11,754	21,026
	Nishoku Technology, Inc.	7,000	26,597
	North-Star International Co. Ltd.	21,000	13,259
	Nova Technology Corp.	7,000	50,886
	O-Bank Co. Ltd.	208,909	66,625
	Optimax Technology Corp.	17,000	15,360
	Orient Semiconductor Electronics Ltd.	64,000	112,897
	Pacific Hospital Supply Co. Ltd.	6,000	15,048
	Paiho Shih Holdings Corp.	32,025	17,089
	Pan German Universal Motors Ltd.	8,000	53,778
	Pan Jit International, Inc.	56,000	181,176
#	Pan-International Industrial Corp.	76,000	120,551
	Panion & BF Biotech, Inc.	12,000	25,894
#	Parade Technologies Ltd.	6,000	110,813
	Parpro Corp.	23,000	45,283
	P-Duke Technology Co. Ltd.	9,000	33,897
	Pegatron Corp.	222,000	580,806
	Pegavision Corp.	8,000	71,068
	PharmaEngine, Inc.	22,000	38,311
	Phison Electronics Corp.	14,000	876,063
	Phoenix Silicon International Corp.	21,000	166,440
	Pixart Imaging, Inc.	15,000	100,195
	Polytronics Technology Corp.	7,000	16,340
		Shares	Value»
TAIWAN — (Continued)
	Posiflex Technology, Inc.	11,000	$64,531
	Potens Semiconductor Corp.	7,000	25,279
	Pou Chen Corp.	410,000	335,242
	Powertech Technology, Inc.	120,000	787,009
	President Securities Corp.	174,392	197,551
	Primax Electronics Ltd.	68,000	158,028
	Promate Electronic Co. Ltd.	56,000	85,175
	Prosperity Dielectrics Co. Ltd.	28,000	77,307
	PSS Co. Ltd.	5,000	22,959
	Qisda Corp.	249,700	190,442
	QST International Corp.	23,874	34,358
	Qualipoly Chemical Corp.	15,000	89,093
	Quang Viet Enterprise Co. Ltd.	6,000	10,599
#	Quanta Storage, Inc.	33,000	88,305
#	Radiant Opto-Electronics Corp.	103,000	326,103
	Radium Life Tech Co. Ltd.	125,786	41,264
	Raydium Semiconductor Corp.	15,000	111,995
	Rechi Precision Co. Ltd.	61,000	44,235
	Richmond International Travel & Tours Co. Ltd.	5,000	11,231
	Sampo Corp.	55,200	39,898
	San Fang Chemical Industry Co. Ltd.	32,000	32,169
	San Fu Chemical Co. Ltd.	4,000	19,011
	San Lien Technology Corp. Ltd.	7,000	20,016
#	Sanyang Motor Co. Ltd.	70,000	122,821
	SCI Pharmtech, Inc.	11,000	16,666
	SciVision Biotech, Inc.	7,000	12,837
	SDI Corp.	12,000	58,576
	Sea Sonic Electronics Co. Ltd.	6,000	12,301

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Securitag Assembly Group Co. Ltd.	4,000	$14,810
	Senao International Co. Ltd.	10,000	9,339
	Senao Networks, Inc.	5,000	17,148
	Sercomm Corp.	43,000	104,515
	Sesoda Corp.	48,776	64,640
	Shanghai Commercial & Savings Bank Ltd.	544,000	671,200
	Sharehope Medicine Co. Ltd.	13,103	8,930
#	ShenMao Technology, Inc.	16,000	55,601
	Shih Her Technologies, Inc.	7,513	47,268
*	Shih Wei Navigation Co. Ltd.	66,708	32,088
	Shihlin Electric & Engineering Corp.	29,000	175,281
	Shin Hsiung Natural Gas Co. Ltd.	9,000	11,197
	Shin Ruenn Development Co. Ltd.	31,000	39,235
	Shinkong Insurance Co. Ltd.	38,000	159,524
	Shinkong Synthetic Fibers Corp.	221,000	118,200
	Shinkong Textile Co. Ltd.	27,000	54,879
*	Shuttle, Inc.	55,000	26,276
	Sigurd Microelectronics Corp.	72,726	419,617
	Silergy Corp.	20,000	273,716
	Simplo Technology Co. Ltd.	28,000	317,861
	Sincere Navigation Corp.	48,410	53,390
	Sinmag Equipment Corp.	3,000	11,665
	Sino-American Silicon Products, Inc.	92,000	398,343
	Sinon Corp.	70,000	93,325
	SinoPac Financial Holdings Co. Ltd.	170,775	167,336
	Sinopower Semiconductor, Inc.	4,000	24,827
	Sinphar Pharmaceutical Co. Ltd.	23,814	23,692
	Sinyi Realty, Inc.	30,000	18,974
		Shares	Value»
TAIWAN — (Continued)
	Sirtec International Co. Ltd.	10,000	$8,526
	Sitronix Technology Corp.	11,000	80,660
	Siward Crystal Technology Co. Ltd.	28,000	35,358
	Soft-World International Corp.	8,000	24,645
	Solar Applied Materials Technology Corp.	25,000	132,763
	Solteam, Inc.	9,598	13,687
*	Spectrum Electrics Corp.	13,600	10,167
	Speed Tech Corp.	24,219	28,061
	Sports Gear Co. Ltd.	17,000	42,150
	St. Shine Optical Co. Ltd.	11,000	36,210
	Standard Chemical & Pharmaceutical Co. Ltd.	15,000	28,965
	Standard Foods Corp.	72,000	65,859
*	Starlux Airlines Co. Ltd.	207,000	132,385
	Sun Max Tech Ltd.	6,284	11,399
	Sunjuice Holdings Co. Ltd.	3,000	15,293
	Sunny Friend Environmental Technology Co. Ltd.	23,000	54,457
	Sunplus Innovation Technology, Inc.	6,000	31,367
	Sunrex Technology Corp.	30,000	38,555
	Sunspring Metal Corp.	14,177	9,344
	Superalloy Industrial Co. Ltd.	49,000	64,417
	Supreme Electronics Co. Ltd.	78,219	205,525
	Swancor Holding Co. Ltd.	10,000	37,262
	Sweeten Real Estate Development Co. Ltd.	39,230	28,467
	Symtek Automation Asia Co. Ltd.	5,346	30,173
	Syncmold Enterprise Corp.	21,000	59,460

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Synmosa Biopharma Corp.	46,179	$45,070
	Synnex Technology International Corp.	220,000	576,717
	Syscom Computer Engineering Co.	7,000	11,925
	Systex Corp.	28,000	107,042
	T3EX Global Holdings Corp.	18,000	38,119
#	TA Chen Stainless Pipe	472,057	564,828
	Ta Ya Electric Wire & Cable	141,247	144,774
	TA-I Technology Co. Ltd.	20,000	43,616
	Tai Tung Communication Co. Ltd.	22,000	13,536
	Taichung Commercial Bank Co. Ltd.	769,822	482,701
	TaiDoc Technology Corp.	8,000	31,676
	Taiflex Scientific Co. Ltd.	40,792	178,122
	Taimide Tech, Inc.	20,000	67,005
	Tainan Enterprises Co. Ltd.	15,000	10,108
	Tainan Spinning Co. Ltd.	172,000	68,882
	TaiSol Electronics Co. Ltd.	6,000	14,237
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	42,568
	Taiwan Acceptance Corp.	69,050	168,671
	Taiwan Business Bank	1,396,220	722,857
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	25,957
	Taiwan Cogeneration Corp.	54,000	75,708
	Taiwan Cooperative Financial Holding Co. Ltd.	449,000	325,753
	Taiwan Fire & Marine Insurance Co. Ltd.	37,800	62,615
	Taiwan Fructose Co. Ltd.	22,000	12,165
	Taiwan FU Hsing Industrial Co. Ltd.	31,200	43,397
*	Taiwan Glass Industry Corp.	208,000	449,971
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Hon Chuan Enterprise Co. Ltd.	57,378	$202,864
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	26,697	33,861
††	Taiwan Land Development Corp.	217,000	3,442
*	Taiwan Mask Corp.	28,609	42,889
	Taiwan Navigation Co. Ltd.	66,000	61,351
	Taiwan Paiho Ltd.	67,000	94,015
	Taiwan PCB Techvest Co. Ltd.	53,000	61,062
	Taiwan Sakura Corp.	19,000	49,995
	Taiwan Semiconductor Co. Ltd.	28,000	56,778
	Taiwan Shin Kong Security Co. Ltd.	51,510	65,478
	Taiwan Surface Mounting Technology Corp.	57,000	305,491
	Taiyen Biotech Co. Ltd.	15,000	15,077
	Tatung Co. Ltd.	197,750	189,689
#	TCC Group Holdings Co. Ltd.	780,000	605,177
	TCI Co. Ltd.	18,000	67,743
	Te Chang Construction Co. Ltd.	13,000	29,152
	Teco Electric & Machinery Co. Ltd.	296,000	595,721
	Test Rite International Co. Ltd.	46,000	30,010
	Thinking Electronic Industrial Co. Ltd.	12,000	67,022
	Thye Ming Industrial Co. Ltd.	16,065	34,734
	Tigerair Taiwan Co. Ltd.	12,000	18,885
	Ton Yi Industrial Corp.	189,000	104,884
	Tong Hsing Electronic Industries Ltd.	27,280	150,636
#	Tong Yang Industry Co. Ltd.	72,000	171,235
	Tong-Tai Machine & Tool Co. Ltd.	46,000	54,026
	Top Bright Holding Co. Ltd.	3,000	24,618
	Top Union Electronics Corp.	37,047	32,723

Emerging Markets Targeted Value Portfolio
CONTINUED
	Shares	Value»
TAIWAN — (Continued)
Topco Technologies Corp.	6,000	$21,841
Topkey Corp.	14,000	66,213
Topoint Technology Co. Ltd.	17,269	225,224
Transcend Information, Inc.	31,000	252,109
Trigold Holdings Ltd.	7,000	18,521
Trio Technology International Group Co. Ltd.	5,000	27,333
Tripod Technology Corp.	70,000	1,008,506
TS Financial Holding Co. Ltd (2887 TT)	2,788,500	2,103,408
TSC Auto ID Technology Co. Ltd.	4,000	23,812
TSRC Corp.	90,000	56,051
TTY Biopharm Co. Ltd.	43,000	100,926
Tung Ho Steel Enterprise Corp.	98,850	203,730
TURVO International Co. Ltd.	6,000	57,703
TXC Corp.	30,000	145,812
TYC Brother Industrial Co. Ltd.	38,000	37,403
Tyntek Corp.	24,000	44,273
Ubright Optronics Corp.	10,000	23,573
UDE Corp.	17,000	73,377
U-Ming Marine Transport Corp.	95,000	182,426
Unic Technology Corp.	25,000	25,181
Unimicron Technology Corp.	76,586	2,175,298
Union Bank of Taiwan	390,253	246,739
Union Insurance Co. Ltd.	10,000	9,547
Unitech Computer Co. Ltd.	19,000	27,564
Unitech Printed Circuit Board Corp.	113,032	209,716
United Alloy-Tech Co.	12,419	29,090
United Orthopedic Corp.	15,000	46,948
Univacco Technology, Inc.	9,000	14,039
Universal Cement Corp.	35,440	31,880
		Shares	Value»
TAIWAN — (Continued)
	Universal Vision Biotechnology Co. Ltd.	9,000	$38,974
	Userjoy Technology Co. Ltd.	6,000	13,516
	Utechzone Co. Ltd.	4,000	31,070
	Value Valves Co. Ltd.	7,000	17,552
	Ve Wong Corp.	24,000	33,123
	Ventec International Group Co. Ltd.	10,000	69,974
	Visco Vision, Inc.	10,000	71,784
	Vizionfocus, Inc.	7,000	41,705
*	Wafer Works Corp.	49,555	63,929
	Waffer Technology Corp.	20,000	27,654
	Wah Lee Industrial Corp.	33,660	142,053
	Walsin Lihwa Corp.	36,613	35,094
	Walsin Technology Corp.	41,000	173,574
	Walton Advanced Engineering, Inc.	49,000	71,268
	Wan Hai Lines Ltd.	139,000	327,438
*	WEI Chih Steel Industrial Co. Ltd.	26,000	14,405
	Wei Chuan Foods Corp.	66,000	26,070
	Weikeng Industrial Co. Ltd.	69,946	79,524
	Well Shin Technology Co. Ltd.	14,000	20,799
	Welldone Co.	7,000	11,542
	Weltrend Semiconductor	7,000	16,220
	Win Semiconductors Corp.	41,000	709,976
	Winbond Electronics Corp.	103,732	306,035
	Winstek Semiconductor Co. Ltd.	6,000	32,340
	Wisdom Marine Lines Co. Ltd.	91,221	206,925
	WITS Corp.	7,000	26,678
	WNC Corp.	43,147	297,053
	Wonderful Hi-Tech Co. Ltd.	15,000	33,486
	WPG Holdings Ltd.	295,000	945,267
#	WT Microelectronics Co. Ltd.	118,721	771,380
	XAC Automation Corp.	15,000	12,982
	Xxentria Technology Materials Corp.	20,781	28,023

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ya Horng Electronic Co. Ltd.	7,000	$11,148
#	Yang Ming Marine Transport Corp.	328,000	511,031
	Yea Shin International Development Co. Ltd.	51,053	41,936
	Yem Chio Co. Ltd.	83,706	35,037
	Yen Sun Technology Corp.	10,000	16,752
	YFC-Boneagle Electric Co. Ltd.	14,596	13,676
	YFY, Inc.	169,000	126,218
	Yi Jinn Industrial Co. Ltd.	24,150	11,046
*	Yieh Phui Enterprise Co. Ltd.	177,550	78,451
	Young Fast Optoelectronics Co. Ltd.	11,000	19,399
	Youngtek Electronics Corp.	21,000	61,098
	Yuanta Futures Co. Ltd.	28,091	88,296
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	36,228
#	Yulon Motor Co. Ltd.	144,886	124,474
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,069
	Yungshin Construction & Development Co. Ltd.	14,000	21,290
	YungShin Global Holding Corp.	35,000	61,390
	Zeng Hsing Industrial Co. Ltd.	11,520	33,588
	Zenitron Corp.	34,000	74,440
#	Zero One Technology Co. Ltd.	28,000	90,890
#	Zhen Ding Technology Holding Ltd.	127,000	1,713,517
	ZillTek Technology Corp.	4,000	36,695
	Zippy Technology Corp.	15,000	26,012
	Zyxel Group Corp.	54,930	61,448
TOTAL TAIWAN			68,646,437
		Shares	Value»
THAILAND — (1.0%)
	AAPICO Hitech PCL (AH/F TB)	68,970	$28,169
	AEON Thana Sinsap Thailand PCL	15,900	46,230
	Amata Corp. PCL	119,300	75,703
#	AP Thailand PCL	377,800	99,945
	Asia Plus Group Holdings PCL	195,300	12,334
	Asian Sea Corp. PCL	53,800	11,792
	Asset World Corp. PCL	337,000	21,813
	Bangchak Corp. PCL	120,000	131,772
	Bangkok Commercial Asset Management PCL	331,300	75,404
	Bangkok Land PCL	2,877,600	38,054
	Bangkok Life Assurance PCL, NVDR	77,700	47,504
	Banpu PCL	1,278,700	231,810
#	Berli Jucker PCL	159,700	69,240
	Betagro PCL	37,300	25,760
*	Better World Green PCL	765,300	6,853
	BKI Holdings PCL	15,820	158,030
	Cal-Comp Electronics Thailand PCL, Class F	812,421	152,671
	Eastern Polymer Group PCL	177,745	19,367
	Frasers Property Thailand PCL	79,285	15,330
	GFPT PCL	97,400	27,428
	Gunkul Engineering PCL	497,500	44,707
	ICC International PCL	7,498	5,629
#	IRPC PCL	1,072,200	70,024
	KGI Securities Thailand PCL	258,200	31,868
#	Kiatnakin Phatra Bank PCL	35,100	85,158
	Lalin Property PCL	79,100	10,724
#	Land & Houses PCL (LHF TB)	927,300	102,561
	Lanna Resources PCL	35,700	15,991
	LH Financial Group PCL	755,000	26,156
	Major Cineplex Group PCL	45,800	9,413
	MCS Steel PCL	36,700	9,126
	MK Restaurants Group PCL	61,400	35,819
	Next Capital PCL	105,800	7,300

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Northeast Rubber PCL	270,500	$38,899
	Polyplex Thailand PCL	55,700	16,736
#	Precious Shipping PCL	202,000	42,096
	PTT Global Chemical PCL	246,000	299,068
	Ratchthani Leasing PCL	485,400	25,615
	Regional Container Lines PCL	83,400	78,592
	Saha Pathanapibul PCL	16,100	28,175
	Samart Corp. PCL	185,000	29,564
#	Sansiri PCL	2,225,000	95,754
	SCG Packaging PCL	110,300	85,035
	Somboon Advance Technology PCL	66,900	30,190
	SPCG PCL	88,600	24,069
#	Sri Trang Agro-Industry PCL	146,151	79,857
	Sri Trang Gloves Thailand PCL	156,400	49,336
	Srisawad Capital 1969 PCL, Class F	249,800	8,517
	Star Petroleum Refining PCL	144,600	32,687
*	STP & I PCL	125,600	15,513
#	Supalai PCL	122,100	60,781
	Thai Oil PCL	132,400	195,787
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	4,800	30,489
	Thai Union Group PCL	289,300	102,257
	Thanachart Capital PCL	53,000	91,087
	Thoresen Thai Agencies PCL	281,800	43,064
	TIDLOR Holdings PCL	154,100	80,692
	Tisco Financial Group PCL (TISCO/F TB)	12,700	42,667
	TPI Polene PCL	1,008,400	26,615
	TPI Polene Power PCL	434,701	25,657
TOTAL THAILAND			3,428,484
TURKEY — (1.0%)
*	Adese Gayrimenkul Yatirim AS	1,499,610	35,994
	Akcansa Cimento AS	4,896	23,170
		Shares	Value»
TURKEY — (Continued)
	Aksa Akrilik Kimya Sanayii AS	211,332	$49,565
*	Aksa Enerji Uretim AS	21,741	39,612
*	Aksigorta AS	132,399	20,500
	Alarko Holding AS	45,997	97,563
	Albaraka Turk Katilim Bankasi AS	260,108	48,373
	Anadolu Anonim Turk Sigorta Sirketi	197,523	126,336
	Anadolu Efes Biracilik Ve Malt Sanayii AS	307,450	129,339
	Anadolu Hayat Emeklilik AS	10,998	27,005
#*	Arcelik AS	8,717	21,602
	ARD Grup Bilisim Teknolojileri AS	31,517	35,199
	Aygaz AS	14,660	93,391
*	Baticim Bati Anadolu Cimento Sanayii AS	175,707	24,199
*	Bera Holding AS	105,274	39,759
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	98,613
	Bursa Cimento Fabrikasi AS	89,116	12,087
*	Can2 Termik AS	1,003,184	39,693
	Cimsa Cimento Sanayi VE Ticaret AS	69,895	89,289
	Dogan Sirketler Grubu Holding AS	238,931	120,259
	Dogu Aras Enerji Yatirimlari AS	11,534	26,670
	Dogus Otomotiv Servis ve Ticaret AS	18,238	72,872
	Eczacibasi Yatirim Holding Ortakligi AS	2,700	22,424
	EGE Gubre Sanayii AS	4,688	13,169
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	26,631	50,486
	Enerya Enerji AS	231,769	45,742
*	Esenboga Elektrik Uretim AS	72,507	6,010
*	Europen Endustri Insaat Sanayi VE Ticaret AS	121,073	14,796

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	17,371	$19,201
	Global Yatirim Holding AS	267,426	90,516
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	36,248	17,306
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	20,659
*	GSD Holding AS	257,244	30,037
*	Is Finansal Kiralama AS	66,301	29,366
*	Isiklar Enerji ve Yapi Holding AS	59,047	129,192
*	Izdemir Enerji Elektrik Uretim AS	77,916	18,457
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	27,941	56,608
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,160	58,109
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	144,418	123,462
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	369,496	23,496
*	Kervan Gida Sanayi Ve Ticaret AS	300,527	20,734
	Lila Kagit Sanayi ve Ticaret AS	22,166	17,190
*	NET Holding AS	83,578	71,001
	Nuh Cimento Sanayi AS	8,471	46,462
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	172,068	26,146
*	Orge Enerji Elektrik Taahhut AS	13,181	24,968
*	Oyak Yatirim Menkul Degerler AS	11,684	14,701
*	Pegasus Hava Tasimaciligi AS	34,283	136,893
		Shares	Value»
TURKEY — (Continued)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	82,877	$48,539
	Sekerbank Turk AS	348,287	94,619
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	60,434
*	Sok Marketler Ticaret AS	39,313	44,353
*	TAV Havalimanlari Holding AS	36,389	224,520
	Tekfen Holding AS	18,862	59,434
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	18,922	38,420
*	Tukas Gida Sanayi ve Ticaret AS	526,937	29,888
	Turkiye Sinai Kalkinma Bankasi AS	279,313	71,761
	Ulker Biskuvi Sanayi AS	42,624	116,963
*	Vakif Finansal Kiralama AS	468,390	18,984
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	24,111	23,380
*	Yayla Agro Gida Sanayi VE Nakliyat AS	33,919	8,777
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	36,019	19,305
TOTAL TURKEY			3,257,598
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi National Hotels	1,071,734	108,053
	Abu Dhabi National Insurance Co. PSC	28,687	60,310
*	Abu Dhabi Ports Co. PJSC	160,559	189,869
	ADNOC Logistics & Services	62,893	100,478
	Agility Global PLC	676,622	276,297
	Agthia Group PJSC	52,988	53,782
	Ajman Bank PJSC	102,577	40,169
	Aldar Properties PJSC	383,104	805,707
	Amanat Holdings PJSC	183,087	63,774
*	Bank of Sharjah	129,355	43,669

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dana Gas PJSC	545,379	$133,618
	Deyaar Development PJSC	265,756	59,456
	Dubai Investments PJSC	334,612	369,640
	Dubai Islamic Bank PJSC	441,639	859,533
	Emaar Development PJSC	174,367	692,771
	Emaar Properties PJSC	40,905	131,714
*	EMSTEEL Building Materials PJSC	170,002	50,879
*	Modon Holding PSC	265,973	212,437
	National Bank of Ras Al-Khaimah PSC	106,807	240,387
	National Central Cooling Co. PJSC	39,775	29,413
	NMDC Group PJSC	32,103	167,456
*	Orascom Construction PLC ORAS UH	3,812	45,057
	Pure Health Holding PJSC	137,713	79,871
*	RAK Properties PJSC	273,289	79,666
	Ras Al Khaimah Ceramics PJSC	86,789	57,263
	Sharjah Islamic Bank	86,691	69,844
*	Union Properties PJSC	680,886	134,562
TOTAL UNITED ARAB EMIRATES			5,155,675
TOTAL COMMON STOCKS			333,457,801
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.2%)
	Banco ABC Brasil SA, 10.346%	18,090	91,549
Ω	Banco BMG SA, 8.258%	48,555	52,459
	Banco do Estado do Rio Grande do Sul SA, 10.262%	45,190	142,548
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	9,943	42,850
	Eucatex SA Industria e Comercio, 5.237%	11,000	47,716
	Localiza Rent a Car SA, 1.183%	3,094	27,580
	Shares	Value»

BRAZIL — (Continued)
Marcopolo SA, 15.762%	83,493	$109,260
Schulz SA, 12.223%	16,300	17,150
TOTAL BRAZIL		531,112
COLOMBIA — (0.1%)
Grupo Aval Acciones y Valores SA, 3.516%	120,328	26,622
Grupo de Inversiones Suramericana SA, 4.014%	18,080	201,149
TOTAL COLOMBIA		227,771
TOTAL PREFERRED STOCKS		758,883
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
* Berjaya Corp. Bhd. Warrants 01/06/2031	12,269	154
TAIWAN — (0.0%)
* Taiwan Cogeneration Corp. Rights 05/11/2026	7,230	2,663
* Wafer Works Corp. Rights	1,382	537
TOTAL TAIWAN		3,200
THAILAND — (0.0%)
* Better World Green PCL Warrants	178,433	0
UNITED ARAB EMIRATES — (0.0%)
* Sharjah Islamic Bank Rights 05/08/2026	28,896	3,155
TOTAL RIGHTS/WARRANTS		6,509
TOTAL INVESTMENT SECURITIES (Cost $211,381,181)		334,223,193
			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	130,216	1,505,949
TOTAL INVESTMENTS — (100.0%)
(Cost $212,887,130)			$335,729,142

Emerging Markets Targeted Value Portfolio
CONTINUED
As of April 30, 2026, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/18/26	$2,362,094	$2,535,313	$173,219
Total Futures Contracts			$2,362,094	$2,535,313	$173,219
As of April 30, 2026, the value of Rule 144A securities amounted to $16,939,660 or 5.1% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$10,271,495	—	—	$10,271,495
Chile	875,420	—	—	875,420
China	2,406,280	$93,199,475	$28,954	95,634,709
Colombia	475,610	—	—	475,610
Greece	—	2,476,846	—	2,476,846
Hungary	—	536,489	—	536,489
India	—	50,047,179	—	50,047,179
Indonesia	—	4,593,506	2,463	4,595,969
Kuwait	—	2,014,237	—	2,014,237
Malaysia	1,329	5,487,034	—	5,488,363
Mexico	7,902,646	376,835	—	8,279,481
Philippines	—	1,087,426	—	1,087,426
Poland	—	5,039,003	—	5,039,003
Qatar	—	1,239,639	—	1,239,639
Saudi Arabia	6,984	7,321,927	—	7,328,911
South Africa	—	9,111,573	—	9,111,573
South Korea	—	48,435,691	31,566	48,467,257
Taiwan	—	68,642,995	3,442	68,646,437
Thailand	—	3,428,484	—	3,428,484
Turkey	—	3,257,598	—	3,257,598
United Arab Emirates	—	5,155,675	—	5,155,675
Preferred Stocks
Brazil	531,112	—	—	531,112
Colombia	227,771	—	—	227,771
Rights/Warrants
Malaysia	—	154	—	154
Taiwan	—	3,200	—	3,200
Thailand	—	—	—	—
United Arab Emirates	—	3,155	—	3,155
Securities Lending Collateral	—	1,505,949	—	1,505,949
Total Investments in Securities	$22,698,647	$312,964,070	$66,425˂˃	$335,729,142

Emerging Markets Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$173,219	—	—	$173,219
Total Financial Instruments	$173,219	—	—	$173,219
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.9%)
	Allied Tecnologia SA	30,010	$37,878
	Allos SA	73,784	456,699
*	Allpark Empreendimentos Participacoes e Servicos SA	12,900	11,046
	Alupar Investimento SA	28,239	196,746
#	Ambev SA (ABEV US), ADR	51,184	149,457
	Ambev SA (ABEV3 BZ)	131,500	385,328
	Anima Holding SA	70,300	56,362
	Armac Locacao Logistica E Servicos SA	6,900	6,647
	Auren Energia SA	56,607	158,784
	Axia Energia SA	84,789	1,062,474
	Azzas 2154 SA	6,300	27,506
	B3 SA - Brasil Bolsa Balcao	196,091	713,987
	Banco Bradesco SA (BBDC3 BZ)	50,530	170,617
	Banco BTG Pactual SA	42,551	509,912
	Banco do Brasil SA	72,824	326,633
	Banco Santander Brasil SA	286,936	1,682,746
	BB Seguridade Participacoes SA	29,373	200,969
	Bemobi Mobile Tech SA	9,369	49,571
*	Blau Farmaceutica SA	17,550	35,548
	BR Advisory Partners Participacoes SA	15,300	57,007
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,500	31,928
*	Brava Energia	23,551	90,986
	C&A Modas SA	95,653	218,666
	Caixa Seguridade Participacoes SA	12,631	46,144
	Camil Alimentos SA	6,400	8,207
*	Cia Brasileira de Aluminio	79,642	170,324
*	Cia Brasileira de Distribuicao	99,973	48,454
		Shares	Value»
BRAZIL — (Continued)
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	13,498	$453,927
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	144,380	966,557
	Cia de Saneamento de Minas Gerais Copasa MG	56,100	612,231
	Cia De Sanena Do Parana (SAPR11 BZ)	68,000	556,711
	Cia De Sanena Do Parana (SAPR3 BZ)	49,000	92,324
	Cia Energetica de Minas Gerais (CMIG3 BZ)	64,213	217,985
	Cia Paranaense de Energia - Copel CPLE3 BZ	228,229	732,833
	Cogna Educacao SA	786,673	441,648
	Construtora Tenda SA	17,200	97,605
*	Cosan SA	29,444	29,968
	CPFL Energia SA	15,869	156,806
	Cruzeiro do Sul Educacional SA	100,500	109,191
	CSU Digital SA	7,400	26,825
	Cury Construtora e Incorporadora SA	43,181	262,131
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	58,300	276,559
Ω	Desktop SA	31,000	115,190
*	Diagnosticos da America SA	16,864	11,511
	Dimed SA Distribuidora da Medicamentos	32,800	89,886
	Direcional Engenharia SA	88,863	230,601
	EcoRodovias Infraestrutura e Logistica SA	76,100	135,086
	Embraer SA	17,800	276,932
	Empreendimentos Pague Menos SA PGMN3 BZ	102,000	114,528

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	45,230	$482,461
*	Eneva SA	116,924	639,424
	Engie Brasil Energia SA	26,400	188,252
	Equatorial SA	152,071	1,299,658
	Eternit SA	11,831	9,318
	Even Construtora e Incorporadora SA	45,200	56,867
	Ez Tec Empreendimentos e Participacoes SA	44,051	124,099
	Fleury SA	69,497	225,677
	Fras-Le SA	15,390	67,194
	Gerdau SA, Sponsored ADR	165,369	755,736
Ω	GPS Participacoes e Empreendimentos SA	54,728	166,666
	Grendene SA	76,898	68,018
	Grupo SBF SA	50,126	111,553
	Guararapes Confeccoes SA	63,285	122,562
*	Hidrovias do Brasil SA	36,350	24,518
	Hospital Mater Dei SA	12,700	14,721
	Hypera SA HYPE3 BZ	96,154	437,487
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	13,598	39,186
	Iochpe Maxion SA	16,800	32,061
	Irani Papel e Embalagem SA	21,000	33,079
*	IRB-Brasil Resseguros SA	18,115	195,714
*	JBS NV, BDR	60,330	964,442
	JHSF Participacoes SA	170,776	432,820
	JSL SA	33,800	48,190
	Kepler Weber SA	42,500	66,774
	Klabin SA	127,576	450,347
	Lavvi Empreendimentos Imobiliarios SA	23,722	62,517
	Localiza Rent a Car SA	86,491	801,891
	LOG Commercial Properties e Participacoes SA	12,500	67,223
*	Log-in Logistica Intermodal SA	5,100	31,825
	Lojas Renner SA	252,303	692,944
Ω	LWSA SA	72,227	55,281
	M Dias Branco SA	16,521	78,338
	Magazine Luiza SA	100,208	166,549
	Mahle Metal Leve SA	11,700	80,453
		Shares	Value»
BRAZIL — (Continued)
	Marcopolo SA	65,648	$85,378
	MBRF Global Foods Co. SA	83,950	295,498
*Ω	Meliuz SA	6,724	5,540
	Melnick Even Desenvolvimento Imobiliario SA	39,400	26,814
	Mills Locacao Servicos e Logistica SA	49,665	127,477
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	15,300	11,432
	Motiva Infraestrutura de Mobilidade SA	162,719	525,769
	Moura Dubeux Engenharia SA	22,425	136,720
	Movida Participacoes SA MOVI3 BZ	65,109	159,623
*	Movida Participacoes SA MOVI9 BZ	12,320	30,055
*	MRV Engenharia e Participacoes SA	99,676	139,294
	Multiplan Empreendimentos Imobiliarios SA	56,493	361,880
*	Natura Cosmeticos SA	86,182	177,349
*	Oceanpact Servicos Maritimos SA	46,100	96,170
	Odontoprev SA	66,420	204,553
	Petroleo Brasileiro SA - Petrobras	532,302	5,883,293
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	114,293	2,272,145
	Petroreconcavo SA	17,697	46,317
	Plano & Plano Desenvolvimento Imobiliario SA	10,600	21,813
	Porto Seguro SA	29,800	299,637
*	PRIO SA	35,334	473,874
	Profarma Distribuidora de Produtos Farmaceuticos SA	12,662	20,303
	Qualicorp Consultoria e Corretora de Seguros SA	118,300	42,764
	Raia Drogasil SA	125,280	555,080
Ω	Rede D'Or Sao Luiz SA	15,717	121,785
	Rumo SA	11,876	37,726
	Sao Martinho SA	15,321	50,030

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sendas Distribuidora SA (ASAI3 BZ)	363,739	$650,085
Ω	Ser Educacional SA	56,800	145,791
	Simpar SA SIMH3 BZ	38,000	84,567
*	Simpar SA SIMH9 BZ	26,432	58,823
	SLC Agricola SA	35,538	122,005
	Smartfit Escola de Ginastica e Danca SA	105,554	368,132
	Suzano SA (SUZB3 BZ)	60,392	534,671
	SYN prop e tech SA	13,500	10,796
	Tegma Gestao Logistica SA	9,300	59,912
#	Telefonica Brasil SA (VIV US), ADR	8,545	135,609
	Telefonica Brasil SA (VIVT3 BZ)	43,320	343,372
	TIM SA	100,600	523,133
	TOTVS SA	32,988	212,246
	Transmissora Alianca de Energia Eletrica SA	59,400	510,054
	Tres Tentos Agroindustrial SA	32,995	111,942
	Trisul SA	39,782	39,125
	Ultrapar Participacoes SA (UGPA3 BZ)	132,626	801,895
	Unifique Telecomunicacoes SA	55,335	76,547
	Unipar Carbocloro SA	2,724	33,034
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,700	30,400
	Vale SA (VALE US), Sponsored ADR	56,663	927,007
	Vale SA (VALE3 BZ)	183,800	3,013,224
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,700	102,399
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,885	75,081
	Vibra Energia SA	150,649	1,013,088
	Vittia SA	7,040	4,891
	Vivara Participacoes SA	26,300	137,082
	Vulcabras SA	26,510	84,480
		Shares	Value»
BRAZIL — (Continued)
	WEG SA	60,600	$548,995
	Wiz Co.	12,900	23,107
	YDUQS Participacoes SA	111,267	221,554
TOTAL BRAZIL			45,222,872
CHILE — (0.7%)
	Administradora de Fondos de Pensiones Habitat SA	45,183	70,802
	Aguas Andinas SA, Class A	511,470	193,541
	Banco de Chile (BCH US), ADR	14,478	548,282
	Banco de Credito e Inversiones SA	2,909	196,561
	Banco Itau Chile SA	5,461	111,671
	Banco Santander Chile (BSAC US), ADR	8,658	276,883
	Banco Santander Chile (BSAN CI)	3,224,173	257,809
	Besalco SA	61,319	86,001
	BICECORP SA	263,942	118,212
*	CAP SA	18,766	146,301
	Cencosud SA	134,415	339,843
	Cencosud Shopping SA	70,209	212,856
	Cia Cervecerias Unidas SA (CCU CI)	40,912	231,884
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	2,514	28,735
	Cia Sud Americana de Vapores SA	3,155,140	178,829
	Colbun SA	1,232,994	183,618
	Embotelladora Andina SA, ADR, Class B	11,505	324,556
	Empresa Nacional de Telecomunicaciones SA	79,020	312,634
	Empresas CMPC SA	78,989	97,976
	Empresas Copec SA	46,020	322,362
	Enel Americas SA (ENELAM CI)	1,560,855	145,711
	Enel Chile SA (ENELCHIL CI)	3,878,993	348,321
	Engie Energia Chile SA	99,828	190,878
	Falabella SA	23,476	142,190
	Forus SA	13,556	33,174

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Instituto de Diagnostico SA	5,827	$17,223
	Inversiones Aguas Metropolitanas SA	168,979	184,038
	Inversiones La Construccion SA	14,859	346,453
	Latam Airlines Group SA LTM CI	17,898,107	425,667
#	Latam Airlines Group SA LTM US, ADR	774	36,788
*	Multiexport Foods SA	50,860	19,758
	Parque Arauco SA	110,184	492,259
	Plaza SA	67,206	333,853
	Ripley Corp. SA	349,462	147,776
	Salfacorp SA	242,422	376,614
	Sigdo Koppers SA	25,113	47,446
	SMU SA	880,548	133,470
	Sociedad Matriz SAAM SA	1,092,806	178,529
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,590	238,720
	SONDA SA	206,223	66,507
	Vina Concha y Toro SA	59,275	58,234
TOTAL CHILE			8,202,965
COLOMBIA — (0.2%)
	Almacenes Exito SA	63,781	73,975
	Banco de Bogota SA	668	6,969
	Celsia SA	86,859	119,361
	Cementos Argos SA	65,001	212,592
*	Corp. Financiera Colombiana SA	51,822	220,762
	Grupo Argos SA	55,792	242,275
	Grupo Cibest SA CIB US, ADR	7,328	499,696
	Grupo Cibest SA CIBEST CB	19,649	407,400
	Grupo de Inversiones Suramericana SA	19,039	268,226
	Grupo Energia Bogota SA ESP	149,072	124,756
	Interconexion Electrica SA ESP	20,162	155,933
	Mineros SA	55,131	205,463
	Organizacion Terpel SA	24,821	120,746
	Promigas SA ESP	7,558	13,128
TOTAL COLOMBIA			2,671,282
CZECH REPUBLIC — (0.1%)
	CEZ AS	11,538	665,163
		Shares	Value»
CZECH REPUBLIC — (Continued)
	Komercni Banka AS	7,055	$375,889
Ω	Moneta Money Bank AS	35,374	311,396
	Philip Morris CR AS	169	154,762
TOTAL CZECH REPUBLIC			1,507,210
EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	150,278	376,742
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	145,019	360,372
TOTAL EGYPT			737,114
GREECE — (0.7%)
	Aegean Airlines SA	9,883	129,591
*	Aktor SA Holding Co. Technical & Energy Projects	6,251	79,553
#	Allwyn AG	18,222	260,230
	Alpha Bank SA	121,677	488,318
	Athens International Airport SA	11,555	131,756
	Athens Water Supply & Sewage Co. SA	7,308	88,232
	Autohellas Tourist & Trading SA	5,813	73,959
#	Avax SA	13,716	49,246
	Bank of Greece	5,783	101,269
	Cenergy Holdings SA	1,014	28,541
	Ellaktor SA	14,339	22,232
	ElvalHalcor SA	15,104	70,635
	Eurobank SA	194,634	846,862
	Fourlis Holdings SA	10,848	57,899
	GEK Terna SA	8,521	409,491
	Hellenic Telecommunications Organization SA	8,038	171,851
	Helleniq Energy Holdings SA	32,951	380,372
	Holding Co. ADMIE IPTO SA	14,047	54,166
	Ideal Holdings SA	3,864	26,495
	Intracom Holdings SA	18,628	72,927
	Jumbo SA	2,049	55,927
	Kri-Kri Milk Industry SA	2,524	73,057
*	LAMDA Development SA	16,043	114,282

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Metlen Energy & Metals PLC	16,193	$665,862
	Motor Oil Hellas Corinth Refineries SA	10,567	471,661
	National Bank of Greece SA	31,000	491,294
	Optima bank SA	35,830	374,856
	Piraeus Bank SA	84,437	799,369
	Piraeus Port Authority SA	2,285	101,413
	Profile Systems & Software SA	1,902	16,850
	Public Power Corp. SA	11,773	249,971
	Quest Holdings SA	10,392	85,422
	Sarantis SA	4,865	81,583
	Thrace Plastics Holding & Co.	6,640	32,027
	Titan SA (TITC BB)	7,464	403,913
	Titan SA (TITC GA)	2,457	132,070
TOTAL GREECE			7,693,182
HUNGARY — (0.4%)
*	4iG Nyrt	8,332	62,515
	ANY Security Printing Co.	2,462	58,629
	Magyar Telekom Telecommunications PLC	79,053	626,202
	MOL Hungarian Oil & Gas PLC	39,549	528,224
	Opus Global Nyrt	61,451	65,072
	OTP Bank Nyrt	19,152	2,568,837
	Richter Gedeon Nyrt	5,839	246,288
TOTAL HUNGARY			4,155,767
INDIA — (14.8%)
	360 ONE WAM Ltd.	16,522	181,711
	3M India Ltd.	275	96,949
	63 Moons Technologies Ltd.	8,503	67,396
	Aarti Drugs Ltd.	2,324	9,288
	Aarti Industries Ltd.	12,033	64,629
	Aarti Pharmalabs Ltd.	11,972	94,727
	ABB India Ltd.	2,323	178,166
	Action Construction Equipment Ltd.	7,538	70,692
	Acutaas Chemicals Ltd.	3,834	105,315
*	Adani Energy Solutions Ltd.	19,588	279,038
		Shares	Value»
INDIA — (Continued)
	Adani Enterprises Ltd. ADE IN	1,857	$47,413
*	Adani Green Energy Ltd.	8,705	113,666
	Adani Ports & Special Economic Zone Ltd.	51,362	912,385
*	Adani Power Ltd.	219,863	517,886
	Adani Total Gas Ltd.	2,190	14,724
*	Aditya Birla Capital Ltd.	161,410	591,191
*	Aditya Birla Lifestyle Brands Ltd.	65,024	71,006
	Aditya Birla Real Estate Ltd.	3,715	58,560
	Aditya Birla Sun Life Asset Management Co. Ltd.	15,935	171,416
Ω	Aditya Vision Ltd.	2,682	14,775
	Advent Hotels International Pvt Ltd.	7	11
	Aegis Logistics Ltd.	32,753	243,448
	Aeroflex Industries Ltd.	12,795	41,267
*	Aether Industries Ltd.	8,359	104,118
	AGI Greenpac Ltd.	5,808	38,953
	Ahluwalia Contracts India Ltd.	5,662	53,603
	AIA Engineering Ltd.	5,256	219,740
	Ajanta Pharma Ltd.	8,220	245,834
	Alembic Ltd.	7,460	7,296
	Alembic Pharmaceuticals Ltd.	10,552	84,095
	Alkem Laboratories Ltd.	4,149	238,066
	Allcargo Global Ltd.	101,641	24,919
	Amara Raja Energy & Mobility Ltd.	33,362	308,449
*	Amber Enterprises India Ltd.	3,447	292,887
	Ambuja Cements Ltd.	28,596	134,416
	Anant Raj Ltd.	22,142	114,257
	Angel One Ltd.	62,330	204,264
	Anup Engineering Ltd.	3,082	66,787
	Anupam Rasayan India Ltd.	3,436	48,659
	Apar Industries Ltd.	4,513	590,946
	Apcotex Industries Ltd.	3,839	16,088
	APL Apollo Tubes Ltd.	23,471	473,777
	Apollo Hospitals Enterprise Ltd.	7,342	593,699

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Apollo Micro Systems Ltd.	59,115	$187,018
	Apollo Tyres Ltd.	80,855	349,967
*	Arman Financial Services Ltd.	771	12,118
	Arvind Fashions Ltd.	22,141	104,421
	Arvind Ltd.	56,669	238,866
	Asahi India Glass Ltd.	25,934	229,400
	Ashapura Minechem Ltd.	9,804	65,434
	Ashiana Housing Ltd.	14,741	53,445
	Ashok Leyland Ltd.	629,804	1,085,572
*	Ashoka Buildcon Ltd.	43,845	62,312
*	Asian Granito India Ltd.	25,842	17,901
	Asian Paints Ltd.	1,410	36,670
Ω	Aster DM Healthcare Ltd.	34,535	258,366
	Astra Microwave Products Ltd.	8,949	106,982
	Astral Ltd.	9,095	147,657
	AstraZeneca Pharma India Ltd.	1,252	109,374
	Atul Ltd.	1,139	82,199
Ω	AU Small Finance Bank Ltd.	71,553	766,637
	Aurobindo Pharma Ltd.	43,906	644,286
*Ω	Avalon Technologies Ltd.	2,889	32,558
	Avantel Ltd.	13,226	20,768
	Avanti Feeds Ltd.	13,639	200,497
*Ω	Avenue Supermarts Ltd.	535	26,132
*	AvenuesAI Ltd.	127,098	18,626
	Axis Bank Ltd. (AXSB IN)	137,743	1,857,975
*	AXISCADES Technologies Ltd.	1,290	27,480
	Bajaj Auto Ltd.	6,485	688,256
*	Bajaj Consumer Care Ltd.	27,681	131,921
	Bajaj Finance Ltd.	164,219	1,635,828
	Bajaj Finserv Ltd.	18,626	343,451
*	Bajaj Hindusthan Sugar Ltd.	122,007	26,250
	Bajaj Holdings & Investment Ltd.	2,572	278,988
	Balkrishna Industries Ltd.	3,108	71,112
	Balmer Lawrie & Co. Ltd.	21,317	42,641
	Balrampur Chini Mills Ltd.	31,476	173,847
		Shares	Value»
INDIA — (Continued)
	Balu Forge Industries Ltd.	1,139	$6,568
	Banco Products India Ltd.	16,872	110,167
Ω	Bandhan Bank Ltd.	118,546	252,506
	Bank of Baroda	99,632	278,652
	Bank of India	155,774	231,237
	Bank of Maharashtra	385,079	320,424
	Bannari Amman Sugars Ltd.	618	24,212
	BASF India Ltd.	1,106	42,649
	Bayer CropScience Ltd.	2,677	135,763
	BEML Ltd.	4,412	83,723
	Berger Paints India Ltd.	18,624	92,925
	Bhansali Engineering Polymers Ltd.	32,697	33,179
	Bharat Bijlee Ltd.	2,066	68,344
	Bharat Dynamics Ltd.	2,525	36,718
	Bharat Electronics Ltd.	238,514	1,090,129
	Bharat Forge Ltd.	28,785	576,369
	Bharat Heavy Electricals Ltd.	98,345	366,655
	Bharat Petroleum Corp. Ltd.	133,183	425,842
	Bharat Rasayan Ltd.	24	352
	Bharti Airtel Ltd.	219,509	4,397,736
	Biocon Ltd.	61,472	233,184
	Birlasoft Ltd.	19,340	75,648
	Black Box Ltd.	7,577	51,646
	Bliss Gvs Pharma Ltd.	7,243	21,204
	Blue Star Ltd.	17,800	335,790
	Bombay Burmah Trading Co.	7,985	126,642
*	Borosil Renewables Ltd.	3,713	19,777
	Bosch Ltd.	253	96,657
	Brigade Enterprises Ltd.	12,588	104,682
	Britannia Industries Ltd.	8,741	528,087
	BSE Ltd.	28,020	1,080,623
*	Camlin Fine Sciences Ltd.	22,865	30,891
	Campus Activewear Ltd.	24,677	65,199
	Can Fin Homes Ltd.	32,546	300,271
	Canara Bank	420,176	599,916
	Cantabil Retail India Ltd.	6,559	16,721
*	Capacit'e Infraprojects Ltd.	1,704	4,557

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Capital Small Finance Bank Ltd.	6,732	$19,932
	Caplin Point Laboratories Ltd.	7,519	135,848
	Capri Global Capital Ltd.	53,426	105,315
	Carborundum Universal Ltd.	9,895	100,529
	Care Ratings Ltd.	5,854	103,114
*	Cartrade Tech Ltd.	10,239	176,083
	Carysil Ltd.	3,360	31,924
	Castrol India Ltd.	33,075	64,709
	CCL Products India Ltd.	24,480	293,248
	Ceat Ltd.	7,334	268,289
*	Ceigall India Ltd.	8,106	28,711
	Cemindia Projects Ltd.	24,738	213,750
	Central Depository Services India Ltd.	20,078	271,098
	Centum Electronics Ltd.	801	24,105
	Century Enka Ltd.	4,205	18,721
	Century Plyboards India Ltd.	16,840	142,578
	Cera Sanitaryware Ltd.	1,011	55,979
	CESC Ltd.	96,325	192,015
	CG Power & Industrial Solutions Ltd.	49,293	423,755
	Chalet Hotels Ltd.	14,770	117,833
	Chambal Fertilisers & Chemicals Ltd.	13,778	63,561
	Chennai Petroleum Corp. Ltd.	13,171	156,604
*	Choice International Ltd.	16,047	112,734
	Cholamandalam Financial Holdings Ltd.	42,210	691,101
	Cholamandalam Investment & Finance Co. Ltd.	54,035	900,107
	CIE Automotive India Ltd.	34,137	171,433
*	Cigniti Technologies Ltd.	3,495	43,894
	Cipla Ltd.	58,331	805,533
	City Union Bank Ltd.	144,026	411,737
	Coal India Ltd.	93,213	474,232
Ω	Cochin Shipyard Ltd.	4,281	78,905
	Coforge Ltd.	22,160	282,180
	Colgate-Palmolive India Ltd.	12,713	282,164
		Shares	Value»
INDIA — (Continued)
	Computer Age Management Services Ltd.	42,260	$331,535
	Container Corp. of India Ltd.	14,162	76,210
	Coromandel International Ltd.	18,250	385,437
	Craftsman Automation Ltd.	3,199	259,984
*	CreditAccess Grameen Ltd.	16,640	228,658
	CRISIL Ltd.	1,702	77,077
*	CSB Bank Ltd.	18,955	77,289
	Cummins India Ltd.	15,933	888,269
	Cyient Ltd.	5,587	51,700
	Dabur India Ltd.	30,442	142,510
	Dalmia Bharat Ltd.	7,963	160,444
*	Dalmia Bharat Refractories Ltd.	57	0
*	Data Patterns India Ltd.	780	33,686
	Datamatics Global Services Ltd.	1,601	12,535
	DB Corp. Ltd.	19,887	45,346
	DCB Bank Ltd.	78,368	155,663
*	DCM Shriram International Ltd.	16,478	11,380
	DCM Shriram Ltd.	6,154	78,545
	DCW Ltd.	3,253	1,634
	Deep Industries Ltd.	10,711	55,182
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	20,426	268,976
*	Delhivery Ltd.	118,179	583,947
*	Dhanlaxmi Bank Ltd.	14,933	4,838
	Dhanuka Agritech Ltd.	3,565	40,749
*	Digitide Solutions Ltd.	25,700	26,267
Ω	Dilip Buildcon Ltd.	12,920	62,952
	Divi's Laboratories Ltd.	3,990	274,776
	Dixon Technologies India Ltd.	4,430	527,120
	DLF Ltd.	37,038	230,607
	Dodla Dairy Ltd.	6,813	78,709
Ω	Dr. Lal PathLabs Ltd.	11,314	164,621
#	Dr. Reddy's Laboratories Ltd., ADR	43,679	595,782
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	36,440	509,724
	eClerx Services Ltd.	11,542	174,812
	Edelweiss Financial Services Ltd.	112,497	135,905

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Eicher Motors Ltd.	10,777	$811,028
*	EID Parry India Ltd.	33,292	297,781
	EIH Associated Hotels	6,270	21,502
	EIH Ltd.	38,572	130,757
	Eimco Elecon India Ltd.	1,431	24,121
	Electrosteel Castings Ltd.	67,805	58,872
	Elgi Equipments Ltd.	26,251	152,265
	Emami Ltd.	19,947	93,977
*	Embassy Developments Ltd.	73,583	35,879
	Emcure Pharmaceuticals Ltd.	7,227	129,819
Ω	Endurance Technologies Ltd.	4,557	112,588
	Engineers India Ltd.	73,378	196,651
	EPL Ltd.	45,073	108,441
*Ω	Equitas Small Finance Bank Ltd.	141,955	100,235
*Ω	Eris Lifesciences Ltd.	13,780	192,319
	ESAB India Ltd.	1,270	84,542
	Escorts Kubota Ltd.	2,873	99,702
*	Eternal Ltd.	59,057	154,691
*	Eureka Forbes Ltd.	12,174	65,111
	Exide Industries Ltd.	61,354	233,452
	FDC Ltd.	12,343	48,008
*	Fedbank Financial Services Ltd.	17,030	26,370
	Federal Bank Ltd.	306,017	932,568
*	Federal-Mogul Goetze India Ltd.	4,659	23,045
	FIEM Industries Ltd.	4,916	113,402
	Fine Organic Industries Ltd.	1,628	79,605
	Fineotex Chemical Ltd.	122,860	29,996
	Finolex Cables Ltd.	13,241	138,695
	Finolex Industries Ltd.	45,886	83,671
	Firstsource Solutions Ltd.	55,963	126,562
	Flair Writing Industries Ltd.	3,094	10,427
	Force Motors Ltd.	1,743	369,002
	Fortis Healthcare Ltd.	45,926	448,721
*	FSN E-Commerce Ventures Ltd.	154,466	436,862
*	Fusion Finance Ltd.	21,697	44,006
	Gabriel India Ltd.	22,683	246,556
	GAIL India Ltd. (GAIL IN)	192,804	334,531
	Ganesh Housing Ltd.	3,049	21,327
		Shares	Value»
INDIA — (Continued)
	Garden Reach Shipbuilders & Engineers Ltd.	5,602	$174,983
	Garware Hi-Tech Films Ltd.	1,459	61,929
	Garware Technical Fibres Ltd.	8,939	58,133
	Gateway Distriparks Ltd.	44,331	27,080
	GE Vernova T&D India Ltd.	18,548	874,245
	Genus Power Infrastructures Ltd.	6,302	20,839
	Geojit Financial Services Ltd.	20,767	14,237
	GHCL Ltd.	17,602	94,528
	GHCL Textiles Ltd.	31,467	30,089
	Gillette India Ltd.	1,625	137,044
Ω	Gland Pharma Ltd.	7,058	131,606
	GlaxoSmithKline Pharmaceuticals Ltd.	7,031	174,503
	Glenmark Pharmaceuticals Ltd.	30,518	774,061
	Global Health Ltd.	21,546	255,334
	Globus Spirits Ltd.	3,555	41,722
*	GMR Airports Ltd.	250,055	254,338
*	Go Fashion India Ltd.	4,403	13,384
	Godawari Power & Ispat Ltd.	82,070	258,091
	Godfrey Phillips India Ltd.	3,388	80,943
Ω	Godrej Agrovet Ltd.	7,543	47,830
	Godrej Consumer Products Ltd.	18,638	211,220
*	Godrej Industries Ltd.	6,592	66,280
*	Godrej Properties Ltd.	6,360	123,287
*	Gokul Agro Resources Ltd.	23,792	58,800
	Goldiam International Ltd.	8,603	34,482
	Goodluck India Ltd.	5,071	67,201
	Granules India Ltd.	38,800	288,018
	Graphite India Ltd.	23,649	176,003
	Grasim Industries Ltd.	18,696	552,778
	Gravita India Ltd.	949	16,371
	Great Eastern Shipping Co. Ltd.	32,583	545,272
	Greaves Cotton Ltd.	12,896	22,587
	Greenlam Industries Ltd.	18,356	44,288
	Greenply Industries Ltd.	18,328	51,278

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Grindwell Norton Ltd.	4,868	$80,174
	Gujarat Ambuja Exports Ltd.	28,208	46,371
	Gujarat Fluorochemicals Ltd.	1,276	48,467
	Gujarat Mineral Development Corp. Ltd.	28,024	218,429
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	7,751	38,705
	Gujarat Pipavav Port Ltd.	64,083	105,312
	Gujarat State Fertilizers & Chemicals Ltd.	36,014	65,171
	Gujarat State Petronet Ltd.	124,444	375,550
	Gulf Oil Lubricants India Ltd.	5,710	59,693
	Gulshan Chemfill Ltd.	2,408	684
Ω	Harsha Engineers Ltd.	8,231	33,645
	Hatsun Agro Product Ltd.	9,702	98,944
	Havells India Ltd.	9,475	124,331
	HBL Engineering Ltd.	28,877	244,013
	HCL Technologies Ltd.	73,242	933,347
Ω	HDFC Asset Management Co. Ltd.	19,368	557,162
	HDFC Bank Ltd.	567,642	4,661,134
Ω	HDFC Life Insurance Co. Ltd.	15,085	94,035
*	HealthCare Global Enterprises Ltd. HCG IN	13,208	80,424
	HEG Ltd.	28,797	180,614
	Heritage Foods Ltd.	14,012	53,276
	Hero MotoCorp Ltd. (HMCL IN)	15,000	812,302
	HFCL Ltd.	121,969	150,162
	Himadri Speciality Chemical Ltd.	53,824	346,477
	Hindalco Industries Ltd.	233,573	2,563,697
	Hindustan Aeronautics Ltd.	11,828	541,956
	Hindustan Copper Ltd.	56,125	321,588
*	Hindustan Foods Ltd.	7,772	40,351
	Hindustan Petroleum Corp. Ltd.	110,901	439,714
		Shares	Value»
INDIA — (Continued)
	Hindustan Unilever Ltd.	14,979	$356,582
	Hitachi Energy India Ltd.	510	181,268
Ω	Home First Finance Co. India Ltd.	13,696	169,199
	Honda India Power Products Ltd.	994	24,341
	Housing & Urban Development Corp. Ltd.	37,000	87,860
	Hyundai Motor India Ltd.	12,656	244,928
	ICICI Bank Ltd. (IBN US), Sponsored ADR	132,772	3,530,407
	ICICI Bank Ltd. (ICICIBC IN)	90,798	1,220,576
Ω	ICICI Lombard General Insurance Co. Ltd.	7,150	133,217
Ω	ICICI Prudential Life Insurance Co. Ltd.	18,455	100,103
	ICRA Ltd.	536	30,758
	IDFC First Bank Ltd.	561,788	415,131
	IIFL Capital Services Ltd.	43,792	146,000
	IIFL Finance Ltd.	67,942	331,948
*	India Cements Ltd.	14,273	59,401
	India Glycols Ltd.	10,464	115,379
	India Nippon Electricals Ltd.	1,312	10,933
	India Power Corp. Ltd.	54,677	5,835
Ω	IndiaMart InterMesh Ltd.	7,973	177,151
	Indian Bank	56,558	508,744
	Indian Hotels Co. Ltd.	66,400	448,947
	Indian Metals & Ferro Alloys Ltd.	6,732	106,876
	Indian Oil Corp. Ltd.	170,485	256,994
Ω	Indian Railway Finance Corp. Ltd.	61,763	68,593
	Indo Count Industries Ltd.	24,329	72,548
	Indoco Remedies Ltd.	911	2,019
	Indraprastha Gas Ltd.	21,655	37,943
	Indraprastha Medical Corp. Ltd.	7,916	33,966
*	Indus Towers Ltd.	212,678	922,919
*	IndusInd Bank Ltd.	14,709	143,433
	Info Edge India Ltd.	22,025	226,328
	Infosys Ltd. (INFO IN)	41,835	527,022
	Ingersoll Rand India Ltd.	1,543	72,069
	INOX India Ltd.	3,435	53,217

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Inox Wind Ltd.	59,218	$63,533
	Insecticides India Ltd.	6,160	45,594
	Intellect Design Arena Ltd.	22,154	175,229
Ω	InterGlobe Aviation Ltd.	12,575	574,931
	IOL Chemicals & Pharmaceuticals Ltd.	21,801	21,783
	Ipca Laboratories Ltd.	15,006	242,257
	IRB Infrastructure Developers Ltd.	456,188	104,504
Ω	IRCON International Ltd.	46,799	75,962
	ISGEC Heavy Engineering Ltd.	5,016	57,181
	ITC Ltd.	132,075	440,168
	J Kumar Infraprojects Ltd.	10,604	58,297
*	Jaiprakash Power Ventures Ltd.	597,377	124,832
	Jammu & Kashmir Bank Ltd.	115,218	158,318
	Jamna Auto Industries Ltd.	59,384	76,545
*	Jana Small Finance Bank Ltd.	10,873	52,379
	Jash Engineering Ltd.	10,542	46,945
	JB Chemicals & Pharmaceuticals Ltd.	26,597	575,226
	JBM Auto Ltd.	6,861	45,744
	Jindal Saw Ltd.	87,932	209,065
	Jindal Stainless Ltd.	77,437	630,575
	Jindal Steel Ltd.	34,821	453,095
	Jio Financial Services Ltd.	161,040	421,254
	JK Cement Ltd.	4,947	277,660
	JK Lakshmi Cement Ltd.	14,763	100,802
	JK Paper Ltd.	16,664	63,453
	JK Tyre & Industries Ltd.	36,947	160,972
	JM Financial Ltd.	124,104	181,401
	JSW Dulux Ltd.	2,551	79,626
	JSW Energy Ltd.	35,298	209,293
	JSW Steel Ltd.	47,597	636,406
	JTEKT India Ltd.	17,166	24,822
	Jubilant Foodworks Ltd.	9,056	45,868
	Jubilant Ingrevia Ltd.	12,846	95,692
	Jubilant Pharmova Ltd.	17,673	174,442
	Jyothy Labs Ltd.	22,500	63,408
		Shares	Value»
INDIA — (Continued)
	Kajaria Ceramics Ltd.	1,905	$23,797
	Kalpataru Projects International Ltd.	34,028	450,343
	Kalyani Steels Ltd.	7,935	71,662
	Karnataka Bank Ltd.	78,535	223,054
	Karur Vysya Bank Ltd.	214,003	662,210
	Kaveri Seed Co. Ltd.	8,556	88,033
	KCP Ltd.	16,380	31,165
	KEC International Ltd.	11,885	70,401
	KEI Industries Ltd.	6,733	347,759
	Kennametal India Ltd.	667	19,224
	Keystone Realtors Ltd.	422	1,755
	Kfin Technologies Ltd.	6,336	60,534
*	Kiri Industries Ltd.	4,402	19,200
	Kirloskar Brothers Ltd.	7,218	132,428
	Kirloskar Ferrous Industries Ltd.	11,602	53,289
	Kirloskar Oil Engines Ltd.	27,703	500,183
	Kirloskar Pneumatic Co. Ltd.	8,370	132,114
	Kitex Garments Ltd.	30,636	54,119
*	Knowledge Marine & Engineering Works Ltd.	2,144	40,175
	KNR Constructions Ltd.	16,946	22,554
*	Kolte-Patil Developers Ltd.	3,868	15,692
	Kotak Mahindra Bank Ltd.	209,856	853,284
	KPIT Technologies Ltd.	28,558	230,161
	KPR Mill Ltd.	24,219	240,665
	KRBL Ltd.	10,423	40,357
*Ω	Krishna Institute of Medical Sciences Ltd.	51,997	366,720
	KSB Ltd.	17,047	175,348
	L&T Finance Ltd.	102,019	303,431
	LA Opala RG Ltd.	6,585	12,498
	Larsen & Toubro Ltd.	41,561	1,768,582
Ω	Laurus Labs Ltd.	38,904	456,501
*Ω	Lemon Tree Hotels Ltd.	31,579	39,463
	LG Balakrishnan & Bros Ltd.	9,409	176,762
	LIC Housing Finance Ltd.	67,351	395,786
	Linde India Ltd.	979	76,110
	Lloyds Engineering Works Ltd.	39,653	24,278

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Lloyds Metals & Energy Ltd.	24,457	$454,981
	LMW Ltd.	563	85,901
	LT Foods Ltd.	52,673	240,105
Ω	LTM Ltd.	2,945	133,553
	Lumax Auto Technologies Ltd.	12,617	217,303
	Lumax Industries Ltd.	867	46,886
	Lupin Ltd.	36,712	900,120
	Madhya Bharat Agro Products Ltd.	2,010	11,116
	Mahanagar Gas Ltd.	6,399	76,667
	Maharashtra Scooters Ltd.	941	121,571
	Maharashtra Seamless Ltd.	12,815	86,778
	Mahindra & Mahindra Financial Services Ltd.	89,827	296,136
	Mahindra & Mahindra Ltd.	83,971	2,751,084
*	Mahindra Holidays & Resorts India Ltd.	13,850	36,228
	Mahindra Lifespace Developers Ltd.	20,708	74,280
Ω	Mahindra Logistics Ltd.	11,906	50,778
	Malco Energy Ltd.	195,669	69,866
*	Man Industries India Ltd.	10,285	57,822
	Manappuram Finance Ltd.	295,914	927,713
	Mangalam Cement Ltd.	4,272	41,917
	Mangalore Refinery & Petrochemicals Ltd.	26,636	47,439
	Mankind Pharma Ltd.	8,093	192,403
	Manorama Industries Ltd.	1,917	30,345
	Marico Ltd.	42,852	351,337
	Marksans Pharma Ltd.	58,282	114,460
	Maruti Suzuki India Ltd.	6,936	978,977
Ω	MAS Financial Services Ltd.	22,955	82,722
Ω	Matrimony.com Ltd.	3,975	17,587
*	Max Estates Ltd.	2,101	8,649
*	Max Financial Services Ltd.	11,200	188,285
	Max Healthcare Institute Ltd.	22,405	235,485
*	Max India Ltd.	6,702	11,027
	Mayur Uniquoters Ltd.	6,489	37,655
		Shares	Value»
INDIA — (Continued)
	Mazagon Dock Shipbuilders Ltd.	4,157	$120,454
*	Medplus Health Services Ltd.	18,062	167,870
Ω	Metropolis Healthcare Ltd.	21,120	106,764
	Minda Corp. Ltd.	26,907	147,400
Ω	Mishra Dhatu Nigam Ltd.	10,453	43,382
	MM Forgings Ltd.	6,692	34,649
	MOIL Ltd.	22,877	75,222
	Morepen Laboratories Ltd.	55,151	24,264
	Motherson Sumi Wiring India Ltd.	293,231	126,919
	Motilal Oswal Financial Services Ltd.	28,699	245,235
	Mphasis Ltd.	7,421	179,034
	MPS Ltd.	1,024	17,985
	MRF Ltd.	256	351,918
	Mrs Bectors Food Specialities Ltd.	34,260	71,048
	MSTC Ltd.	8,488	39,010
	Multi Commodity Exchange of India Ltd.	14,068	442,853
	Muthoot Finance Ltd.	15,444	560,900
	Narayana Hrudayalaya Ltd.	15,887	297,699
	Natco Pharma Ltd.	12,991	150,263
	National Aluminium Co. Ltd.	287,859	1,205,919
	National Fertilizers Ltd.	14,152	11,748
	Nava Ltd.	34,607	241,583
	Navin Fluorine International Ltd.	1,481	106,779
	Navneet Education Ltd.	25,486	39,104
*	Nazara Technologies Ltd.	22,118	61,731
	NBCC India Ltd.	182,164	177,950
	NCC Ltd.	95,629	166,184
	NCL Industries Ltd.	2,990	5,589
	NESCO Ltd.	6,952	90,776
	Nestle India Ltd.	37,654	582,174
	Netweb Technologies India Ltd.	3,181	137,132
	Neuland Laboratories Ltd.	1,634	257,990
	Newgen Software Technologies Ltd.	12,542	67,537
	NHPC Ltd.	223,798	197,688

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NIIT Learning Systems Ltd.	15,304	$50,154
Ω	Nippon Life India Asset Management Ltd.	32,163	344,395
	Nitin Spinners Ltd.	8,203	40,235
	NLC India Ltd.	49,779	166,749
	NMDC Ltd.	550,044	526,658
*	NMDC Steel Ltd.	42,663	19,324
	NOCIL Ltd.	8,653	16,514
	NRB Bearings Ltd.	15,566	46,461
	NTPC Ltd.	250,893	1,061,382
	Nucleus Software Exports Ltd.	3,278	28,008
	Nuvama Wealth Management Ltd.	8,050	113,473
*	Nuvoco Vistas Corp. Ltd.	24,104	75,482
	Oberoi Realty Ltd.	10,685	188,871
	Oil & Natural Gas Corp. Ltd.	160,361	507,092
	Oil India Ltd.	67,169	348,188
	Olectra Greentech Ltd.	2,962	38,904
	One 97 Communications Ltd.	34,555	401,637
*	Onesource Specialty Pharma Ltd.	2,131	39,474
	Oracle Financial Services Software Ltd.	5,716	591,262
	Orient Cement Ltd.	24,938	38,089
	Paisalo Digital Ltd.	84,339	44,622
*	Panacea Biotec Ltd.	3,283	12,550
	Panama Petrochem Ltd.	13,302	39,694
Ω	Paradeep Phosphates Ltd.	68,252	93,464
Ω	Parag Milk Foods Ltd., Class F	19,863	47,406
	Patanjali Foods Ltd.	19,552	94,975
*	Patel Engineering Ltd.	42,794	12,842
*	PB Fintech Ltd.	10,016	176,524
*	PC Jeweller Ltd.	534,536	53,375
	PCBL Chemical Ltd.	49,255	150,885
	Pearl Global Industries Ltd.	6,088	99,975
*	Pennar Industries Ltd.	20,258	35,901
	Persistent Systems Ltd.	14,461	739,477
	Petronet LNG Ltd.	174,632	515,097
	Phoenix Mills Ltd.	14,293	267,019
	PI Industries Ltd.	1,318	42,871
	Pidilite Industries Ltd.	18,407	268,425
*	Piramal Finance Ltd.	25,364	535,182
		Shares	Value»
INDIA — (Continued)
	Piramal Pharma Ltd.	84,620	$145,174
	Pitti Engineering Ltd.	5,519	56,848
	PIX Transmissions Ltd.	1,966	32,210
Ω	PNB Housing Finance Ltd.	49,161	543,094
	PNC Infratech Ltd.	18,002	40,630
	Pokarna Ltd.	5,459	50,867
	Poly Medicure Ltd.	1,713	27,558
	Polycab India Ltd.	5,334	456,881
*	Poonawalla Fincorp Ltd.	25,766	114,400
	Power Finance Corp. Ltd.	197,769	940,140
	Power Grid Corp. of India Ltd.	258,509	872,309
	Power Mech Projects Ltd.	2,304	61,053
	Praj Industries Ltd.	10,040	43,389
	Prakash Industries Ltd.	22,602	34,139
Ω	Prataap Snacks Ltd.	1,614	17,045
	Precision Wires India Ltd.	23,498	105,966
	Premier Explosives Ltd. (PRE IN)	866	5,154
	Prestige Estates Projects Ltd.	15,205	226,958
	Pricol Ltd.	28,538	172,928
*	Prism Johnson Ltd.	21,995	31,282
	Privi Speciality Chemicals Ltd.	2,907	103,085
	Procter & Gamble Health Ltd.	1,512	83,084
	Procter & Gamble Hygiene & Health Care Ltd.	288	31,040
*	PTC India Financial Services Ltd.	74,121	24,449
	PTC India Ltd.	66,341	147,887
	Punjab National Bank	343,907	398,912
*	Puravankara Ltd.	14,041	31,843
*	PVR Inox Ltd.	13,846	157,299
	Radico Khaitan Ltd.	7,698	279,380
	Rail Vikas Nigam Ltd.	26,708	84,428
	Rallis India Ltd.	22,397	62,836
	Ram Ratna Wires Ltd.	4,796	22,544
	Ramco Cements Ltd.	25,586	251,684
	Ramco Industries Ltd.	11,599	32,829
*	Ramco Systems Ltd.	5,468	23,826
	Ramkrishna Forgings Ltd.	18,768	118,637
	Rashi Peripherals Ltd.	3,086	14,795

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rashtriya Chemicals & Fertilizers Ltd.	36,714	$50,361
*	Rategain Travel Technologies Ltd.	6,546	41,941
	Ratnamani Metals & Tubes Ltd.	5,189	145,085
*	RattanIndia Power Ltd.	441,521	47,618
*	Raymond Lifestyle Ltd.	8,755	74,344
*	Raymond Ltd.	5,472	27,164
*	Raymond Realty Ltd.	10,944	51,607
Ω	RBL Bank Ltd.	159,625	571,611
	REC Ltd.	218,950	824,179
	Redington Ltd.	206,028	471,547
	Redtape Ltd.	44,380	60,532
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	29,313	1,777,014
	Reliance Industries Ltd. (RIL IN)	230,310	3,505,667
Ω	Reliance Industries Ltd. (RLNIY US), Sponsored GDR	44,787	2,705,135
*	Reliance Infrastructure Ltd.	17,316	14,351
*	Reliance Power Ltd.	491,629	150,750
*	Religare Enterprises Ltd.	15,407	35,971
	Repco Home Finance Ltd.	14,202	61,431
*	Restaurant Brands Asia Ltd.	92,628	64,307
	Rico Auto Industries Ltd.	22,727	27,318
	RITES Ltd.	31,040	71,915
	RPG Life Sciences Ltd.	2,149	52,134
*	RPSG Ventures Ltd.	4,168	37,510
	Safari Industries India Ltd.	1,826	27,194
*	Sagar Cements Ltd.	2,485	4,728
*	Sammaan Capital Ltd.	136,354	209,859
	Samvardhana Motherson International Ltd.	740,557	954,732
	Sandhar Technologies Ltd.	6,229	32,928
	Sandur Manganese & Iron Ores Ltd.	21,123	46,993
*	Sanghi Industries Ltd.	9,371	5,263
	Sanghvi Movers Ltd.	4,580	15,537
		Shares	Value»
INDIA — (Continued)
	Sanofi Consumer Healthcare India Ltd.	1,713	$86,151
Ω	Sansera Engineering Ltd.	13,883	372,443
	Sarda Energy & Minerals Ltd.	27,518	172,289
	Saregama India Ltd.	13,031	47,095
	Sasken Technologies Ltd.	1,897	26,463
	Savita Oil Technologies Ltd.	9,160	34,838
*	SBFC Finance Ltd.	156,440	152,723
	SBI Cards & Payment Services Ltd.	18,274	124,887
Ω	SBI Life Insurance Co. Ltd.	8,123	156,094
	Schaeffler India Ltd.	4,256	186,690
*	Schneider Electric Infrastructure Ltd.	14,480	190,783
*	SEAMEC Ltd.	1,670	28,238
	Seshasayee Paper & Boards Ltd.	3,029	8,566
*	SG Finserve Ltd.	8,200	49,325
	Shaily Engineering Plastics Ltd.	5,713	153,231
	Shakti Pumps India Ltd.	11,880	71,393
*	Shankara Buildpro Ltd.	5,154	61,018
	Shanthi Gears Ltd.	4,410	22,457
	Sharda Cropchem Ltd.	9,161	104,028
	Sharda Motor Industries Ltd.	6,695	61,127
	Shilpa Medicare Ltd.	22,963	99,696
	Shipping Corp. of India Land & Assets Ltd.	31,983	15,030
	Shipping Corp. of India Ltd.	48,387	156,153
	Shree Cement Ltd.	409	104,987
	Shriram Finance Ltd.	173,577	1,728,445
	Shriram Pistons & Rings Ltd.	4,556	168,887
	Shyam Metalics & Energy Ltd.	16,968	156,040
	Siemens Energy India Ltd.	2,953	102,605
*	Siemens Ltd.	2,953	119,541
Ω	Sirca Paints India Ltd.	3,033	13,557
	SIS Ltd.	2,922	10,873
	Siyaram Silk Mills Ltd.	5,570	33,837
	SJS Enterprises Ltd.	9,085	174,881
	SJVN Ltd.	40,270	33,749

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	SKF India Industrial Ltd.	4,027	$93,728
	SKF India Ltd.	4,027	73,292
	Skipper Ltd.	5,912	29,837
	SML Mahindra Ltd.	894	35,439
	Sobha Ltd.	5,906	89,514
	Solar Industries India Ltd.	3,593	588,099
	Sonata Software Ltd.	3,994	10,814
	South Indian Bank Ltd.	633,097	265,242
	SP Apparels Ltd.	2,860	24,693
	SRF Ltd.	16,816	450,113
	Star Cement Ltd.	36,456	88,712
*	Star Health & Allied Insurance Co. Ltd.	52,670	292,423
	State Bank of India (SBID LI), GDR	2,721	310,692
	State Bank of India (SBIN IN)	91,425	1,037,495
	State Bank of India (SBKFF US), GDR	14,169	1,618,100
	Steel Authority of India Ltd.	132,421	259,790
	Steelcast Ltd.	12,486	38,826
*	Sterlite Technologies Ltd.	62,653	196,354
*	STL Networks Ltd.	84,822	25,166
	Strides Pharma Science Ltd.	16,601	182,744
*	Stylam Industries Ltd.	3,206	75,842
	Styrenix Performance Materials Ltd.	2,351	56,388
	Subros Ltd.	5,043	41,560
	Sudarshan Chemical Industries Ltd.	6,152	59,658
	Sumitomo Chemical India Ltd.	8,730	38,777
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	40,538	777,267
	Sun TV Network Ltd.	28,759	185,202
	Sundaram Finance Ltd.	8,584	410,477
	Sundaram-Clayton Ltd.	777	11,692
	Sundram Fasteners Ltd.	23,371	210,510
	Sunflag Iron & Steel Co. Ltd.	10,496	32,320
	Suprajit Engineering Ltd.	22,572	99,312
	Supreme Industries Ltd.	4,605	177,263
		Shares	Value»
INDIA — (Continued)
	Supreme Petrochem Ltd.	18,348	$146,440
	Supriya Lifescience Ltd.	9,043	66,884
	Surya Roshni Ltd.	22,267	59,408
*	Suzlon Energy Ltd.	876,146	517,062
	Swaraj Engines Ltd.	1,002	42,044
	Talwandi Sabo Power Ltd.	195,669	69,866
	Tamilnad Mercantile Bank Ltd.	17,517	136,379
*Ω	Tara Chand InfraLogistic Solutions Ltd.	4,622	3,133
*	TARC Ltd.	23,394	33,204
	Tata Communications Ltd.	8,969	150,561
	Tata Consumer Products Ltd.	15,901	192,672
*	Tata Motors Ltd./new	342,448	1,496,622
	Tata Motors Passenger Vehicles Ltd.	120,232	435,809
	Tata Power Co. Ltd.	118,490	558,802
	Tata Steel Ltd.	818,046	1,829,626
	Tata Technologies Ltd.	20,370	125,308
	TD Power Systems Ltd.	36,390	447,329
	Tech Mahindra Ltd.	28,094	439,242
	Techno Electric & Engineering Co. Ltd.	13,063	177,600
	Technocraft Industries India Ltd.	1,403	36,776
	Tega Industries Ltd.	3,470	61,657
	Texmaco Infrastructure & Holdings Ltd.	19,829	20,370
	Texmaco Rail & Engineering Ltd.	65,306	73,208
	Thanga Mayil Jewellery Ltd.	1,447	60,440
	Thejo Engineering Ltd.	489	9,250
	Thermax Ltd.	1,296	55,687
	Thomas Cook India Ltd.	34,381	34,087
Ω	Thyrocare Technologies Ltd.	16,941	71,851
	Tilaknagar Industries Ltd.	31,728	156,489
	Time Technoplast Ltd.	77,672	159,654
	Timken India Ltd.	8,864	320,104
	Tips Music Ltd.	12,862	87,942
	Titagarh Rail System Ltd.	9,606	78,618
	Titan Co. Ltd.	19,996	928,900

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Torrent Pharmaceuticals Ltd.	13,247	$586,237
	Torrent Power Ltd.	20,839	386,574
	Tourism Finance Corp. of India Ltd.	96,705	74,020
	Transformers & Rectifiers India Ltd.	19,366	68,535
	Transport Corp. of India Ltd.	9,519	93,453
	Trent Ltd.	15,035	660,617
	Triveni Engineering & Industries Ltd.	17,984	78,454
	Triveni Turbine Ltd.	29,732	180,557
	Tube Investments of India Ltd.	5,075	158,860
	TVS Holdings Ltd.	1,553	233,032
	TVS Motor Co. Ltd.	29,012	1,074,092
	TVS Srichakra Ltd.	949	38,824
*	Ugro Capital Ltd.	9,719	11,249
*Ω	Ujjivan Small Finance Bank Ltd.	300,377	181,248
	UltraTech Cement Ltd.	3,233	397,066
*	Unichem Laboratories Ltd.	5,682	23,392
	Union Bank of India Ltd.	291,728	513,103
	United Breweries Ltd.	823	12,661
	United Spirits Ltd.	16,015	224,766
	Universal Cables Ltd.	2,315	20,509
	UNO Minda Ltd.	21,765	256,550
	UPL Ltd.	42,636	290,307
	Usha Martin Ltd.	50,511	239,937
	UTI Asset Management Co. Ltd.	10,570	106,257
*	V2 Retail Ltd.	48,000	99,931
	VA Tech Wabag Ltd.	14,680	234,023
	Vadilal Industries Ltd.	1,081	53,893
*	Valor Estate Ltd.	35,630	39,174
	Vardhman Special Steels Ltd.	5,501	16,191
	Vardhman Textiles Ltd.	32,742	213,150
Ω	Varroc Engineering Ltd.	13,947	78,253
	Varun Beverages Ltd.	113,217	619,814
	Vedanta Aluminium Metal Ltd.	195,669	818,351
	Vedanta Iron & Steel Ltd.	195,669	29,934
	Vedanta Ltd.	195,669	564,919
	Veedol Corp. Ltd.	2,717	40,826
	Vesuvius India Ltd.	22,689	123,525
		Shares	Value»
INDIA — (Continued)
	V-Guard Industries Ltd.	45,341	$159,966
	Vijaya Diagnostic Centre Ltd.	7,881	94,492
	Vimta Labs Ltd.	4,408	21,340
	Vintage Coffee & Beverages Ltd.	18,364	26,510
	Vishnu Chemicals Ltd.	7,611	47,942
*	Vodafone Idea Ltd.	1,531,182	165,061
	Voltamp Transformers Ltd.	1,441	178,645
	Voltas Ltd.	15,564	236,938
	VRL Logistics Ltd.	14,136	37,730
	VST Industries Ltd.	13,051	35,762
	VST Tillers Tractors Ltd.	863	47,806
*	Waaree Renewable Technologies Ltd.	2,992	32,328
	Welspun Corp. Ltd.	29,269	392,249
	Welspun Enterprises Ltd.	16,502	91,503
	Welspun Living Ltd.	33,808	46,256
	West Coast Paper Mills Ltd.	9,442	48,445
	Westlife Foodworld Ltd.	6,238	31,405
	Wheels India Ltd.	3,070	39,346
	Whirlpool of India Ltd.	1,997	20,842
	Wipro Ltd.	156,562	334,511
*	Wockhardt Ltd.	15,559	229,842
	Wonderla Holidays Ltd.	6,317	35,308
*	Yes Bank Ltd.	1,501,004	318,148
	Zen Technologies Ltd.	2,574	45,768
	Zensar Technologies Ltd.	11,927	65,024
	ZF Commercial Vehicle Control Systems India Ltd.	573	88,545
	Zydus Lifesciences Ltd.	26,779	253,430
	Zydus Wellness Ltd.	22,273	119,555
TOTAL INDIA			171,208,175
INDONESIA — (1.6%)
	ABM Investama Tbk. PT	301,600	51,374
	Adi Sarana Armada Tbk. PT	676,300	31,549
	AKR Corporindo Tbk. PT	1,121,400	102,587
	Alamtri Minerals Indonesia Tbk. PT	861,100	92,219

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Alamtri Resources Indonesia Tbk. PT	1,239,600	$180,788
	Allo Bank Indonesia Tbk. PT	627,700	46,372
*	Amman Mineral Internasional PT	110,700	32,666
	Aneka Tambang Tbk. PT	2,432,400	527,866
	Arwana Citramulia Tbk. PT	944,000	26,982
	Aspirasi Hidup Indonesia Tbk. PT	1,529,600	31,660
	Astra Agro Lestari Tbk. PT	154,300	72,195
	Astra International Tbk. PT	3,146,900	1,090,208
	Astra Otoparts Tbk. PT	250,300	37,195
	Asuransi Tugu Pratama Indonesia Tbk. PT	456,500	33,395
	Avia Avian Tbk. PT	3,443,100	76,868
*	Bank Aladin Syariah Tbk. PT	1,151,200	38,603
	Bank Amar Indonesia Tbk. PT	830,585	9,526
*	Bank Artha Graha Internasional Tbk. PT	1,050,800	9,594
	Bank BTPN Syariah Tbk. PT	775,700	44,847
	Bank Central Asia Tbk. PT	3,435,000	1,164,603
*	Bank Ganesha Tbk. PT	3,183,400	22,243
*	Bank Jago Tbk. PT	640,200	48,361
	Bank Mandiri Persero Tbk. PT	2,655,000	675,568
*	Bank Mayapada International Tbk. PT	2,445,328	28,132
	Bank Maybank Indonesia Tbk. PT	1,456,300	17,176
	Bank Negara Indonesia Persero Tbk. PT	1,570,700	338,421
*	Bank Neo Commerce Tbk. PT	3,326,200	58,955
	Bank OCBC Nisp Tbk. PT	1,685,100	128,977
	Bank Pan Indonesia Tbk. PT	852,200	50,268
		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	796,390	$40,042
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,282,000	42,956
	Bank Rakyat Indonesia Persero Tbk. PT	3,043,100	526,440
	Bank Syariah Indonesia Persero Tbk. PT	584,549	60,034
	Bank Tabungan Negara Persero Tbk. PT	1,741,412	136,677
*	Barito Pacific Tbk. PT	472,863	50,241
*	Barito Renewables Energy Tbk. PT	571,500	148,245
	BFI Finance Indonesia Tbk. PT	1,357,600	62,762
	BISI International Tbk. PT	429,800	18,648
	Blue Bird Tbk. PT	206,500	18,432
*	Buana Lintas Lautan Tbk. PT	4,867,500	143,661
*	Bukalapak.com Tbk. PT	13,249,400	114,244
	Bukit Asam Persero Tbk. PT	1,483,700	246,194
*	Bumi Resources Minerals Tbk. PT	1,744,500	81,239
*	Bumi Resources Tbk. PT	5,504,700	76,556
*	Capital Financial Indonesia Tbk. PT	800,300	62,314
*	Cemindo Gemilang PT	434,500	20,443
	Chandra Asri Pacific Tbk. PT	50,400	15,452
	Charoen Pokphand Indonesia Tbk. PT	817,500	189,448
Ω	Cikarang Listrindo Tbk. PT	536,600	22,756
	Ciputra Development Tbk. PT	1,563,000	62,343
	Cisarua Mountain Dairy Tbk. PT	428,100	104,699
*	Citra Marga Nusaphala Persada Tbk. PT	47,700	4,191
*	Darma Henwa Tbk. PT	7,572,400	217,628
	Dayamitra Telekomunikasi PT	2,891,300	86,174

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Dharma Satya Nusantara Tbk. PT	1,231,100	$125,076
*	Dian Swastatika Sentosa Tbk. PT	1,020,000	95,550
*	Eagle High Plantations Tbk. PT	4,315,200	33,380
	Elang Mahkota Teknologi Tbk. PT	2,584,600	123,509
	Elnusa Tbk. PT	1,310,000	59,957
*	Energi Mega Persada Tbk. PT	7,812,600	771,916
	Erajaya Swasembada Tbk. PT	2,628,100	62,275
	ESSA Industries Indonesia Tbk. PT	2,396,500	121,132
	Gajah Tunggal Tbk. PT	597,000	41,248
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	42,932
	Golden Energy Mines Tbk. PT	100,200	45,863
	Gudang Garam Tbk. PT	112,100	103,827
*	Harum Energy Tbk. PT	550,900	31,783
*	Impack Pratama Industri Tbk. PT	2,312,800	296,857
	Indah Kiat Pulp & Paper Tbk. PT	709,700	401,226
	Indika Energy Tbk. PT	759,200	160,467
	Indo Tambangraya Megah Tbk. PT	89,700	138,155
	Indocement Tunggal Prakarsa Tbk. PT	162,400	48,892
	Indofood CBP Sukses Makmur Tbk. PT	82,600	32,397
	Indofood Sukses Makmur Tbk. PT	1,013,800	395,474
	Indomobil Sukses Internasional Tbk. PT	326,900	20,134
	Indosat Tbk. PT	642,300	74,130
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,159,700	62,270
	Japfa Comfeed Indonesia Tbk. PT	2,336,300	335,271
	Jasa Marga Persero Tbk. PT	139,900	23,962
*	Jaya Sukses Makmur Sentosa Tbk. PT	128,600	12,180
	Kalbe Farma Tbk. PT	556,000	27,872
		Shares	Value»
INDONESIA — (Continued)
	Kawasan Industri Jababeka Tbk. PT	7,745,900	$80,615
*	Krakatau Steel Persero Tbk. PT	692,300	11,625
	Map Aktif Adiperkasa PT	2,552,600	90,188
*	MD Entertainment Tbk. PT	153,230	21,086
	Medco Energi Internasional Tbk. PT	3,319,800	336,624
	Medikaloka Hermina Tbk. PT	1,516,000	100,712
*	Merdeka Battery Materials Tbk. PT	4,921,900	193,073
*	Merdeka Copper Gold Tbk. PT	499,542	93,482
*	Metro Healthcare Indonesia Tbk. PT	6,326,800	149,494
	Metrodata Electronics Tbk. PT	2,209,300	72,171
	Metropolitan Kentjana Tbk. PT	9,800	12,647
	Mitra Adiperkasa Tbk. PT	3,365,100	236,864
	Mitra Keluarga Karyasehat Tbk. PT	812,700	90,526
	Mitra Pinasthika Mustika Tbk. PT	572,200	32,582
*	MNC Digital Entertainment Tbk. PT	1,198,800	55,458
*	MNC Tourism Indonesia Tbk. PT	15,135,800	97,137
	Nusantara Sawit Sejahtera Tbk	741,000	34,694
	Pabrik Kertas Tjiwi Kimia Tbk. PT	396,000	198,271
*	Pacific Strategic Financial Tbk. PT	783,300	85,791
	Pakuwon Jati Tbk. PT	3,655,400	66,740
	Pam Mineral Tbk. PT	359,400	18,202
*	Panin Financial Tbk. PT	4,808,400	67,392
*	Paninvest Tbk. PT	361,900	16,197
	Pantai Indah Kapuk Dua Tbk. PT	48,227	23,579
	Perusahaan Gas Negara Persero Tbk. PT	1,402,800	157,813

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	829,600	$82,721
	Petrindo Jaya Kreasi Tbk. PT	2,771,000	192,695
	Petrosea Tbk. PT	679,500	199,265
	Rukun Raharja Tbk. PT	187,800	45,034
	Salim Ivomas Pratama Tbk. PT	923,900	41,099
	Samudera Indonesia Tbk. PT	1,613,900	32,491
*	Sarana Meditama Metropolitan Tbk. PT	868,900	16,660
	Sarana Menara Nusantara Tbk. PT	3,867,000	106,307
	Sariguna Primatirta Tbk. PT	1,693,600	38,218
	Sawit Sumbermas Sarana Tbk. PT	1,283,300	102,210
	Selamat Sempurna Tbk. PT	758,700	78,911
	Semen Indonesia Persero Tbk. PT	762,354	88,307
	Steel Pipe Industry of Indonesia PT	1,086,800	27,469
	Sumber Alfaria Trijaya Tbk. PT	2,356,200	180,317
	Sumber Tani Agung Resources Tbk. PT	1,108,300	78,835
	Surya Citra Media Tbk. PT	3,008,900	43,505
	Surya Semesta Internusa Tbk. PT	1,625,200	167,776
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	18,271	308,963
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	2,973,200	486,365
	Tempo Scan Pacific Tbk. PT	214,000	30,173
	Timah Tbk. PT	964,400	200,127
	Total Bangun Persada Tbk. PT	195,700	13,519
	Transcoal Pacific Tbk. PT	175,600	116,637
	Trimegah Bangun Persada Tbk. PT	1,922,000	116,172
	Triputra Agro Persada PT	1,702,000	206,452
		Shares	Value»
INDONESIA — (Continued)
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	680,900	$66,595
	Unilever Indonesia Tbk. PT	751,500	66,743
	United Tractors Tbk. PT	431,100	724,340
	Vale Indonesia Tbk. PT	479,701	190,352
*††	Waskita Karya Persero Tbk. PT	2,217,700	4,853
*††	Wijaya Karya Persero Tbk. PT	3,300,100	7,292
	XLSMART Telecom Sejahtera Tbk. PT	2,278,104	387,131
TOTAL INDONESIA			18,099,249
KUWAIT — (1.1%)
	A'ayan Leasing & Investment Co. KSCP	249,656	206,004
	A'ayan Real Estate Co. SAK	38,506	20,823
*	Acico Industries Co. KSC	130,042	185,544
	Agility Public Warehousing Co. KSCC	608,478	285,488
	Al Ahli Bank of Kuwait KSCP	214,416	194,767
	Al Arabiya Real Estate Co. KSC	19,644	12,807
*	Al Argan International Real Estate Co. KSCP	31,338	12,548
††	Al-Eid Food KSC	63,926	16,839
	Ali Alghanim Sons Automotive Co. KSCC	50,844	166,695
††	Arabi Group Holding KSC	39,881	9,338
	Arzan Financial Group for Financing & Investment KPSC	189,122	223,343
*	Asiya Capital Investments Co. KSCP	209,724	28,388
	Beyout Holding Co. KPSC	40,383	48,874
	Boubyan Bank KSCP	25,633	56,653

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Boubyan Petrochemicals Co. KSCP	127,785	$255,263
	Boursa Kuwait Securities Co. KPSC	27,189	249,362
	Burgan Bank SAK	225,167	147,175
	Combined Group Contracting Co. SAK	41,610	130,005
	Commercial Facilities Co. SAKP	133,493	133,881
	Commercial Real Estate Co. KSC	303,238	190,032
*	First Investment Co. KSCP	209,087	84,527
	Gulf Bank KSCP	340,131	375,518
	Gulf Cables & Electrical Industries Group Co. KSCP	44,177	278,286
	Heavy Engineering & Ship Building Co. KSCP	44,491	111,742
	Humansoft Holding Co. KSC	17,808	139,141
*	IFA Hotels & Resorts-KPSC	7,540	21,699
	Integrated Holding Co. KCSC	70,497	96,586
	JTC Logistics Transportation & Stevedoring Co. KSCP	8,881	14,722
	KAMCO Investment Co. KSC	40,970	26,876
	Kuwait Cement Co. KSC	136,339	194,429
	Kuwait Finance House KSCP	895,680	2,301,280
	Kuwait Financial Centre SAK	144,621	67,374
	Kuwait Insurance Co. SAK	11,843	28,825
	Kuwait International Bank KSCP	223,722	198,023
	Kuwait Investment Co. SAK	131,386	83,474
	Kuwait Portland Cement Co. KSC	5,226	10,798
*	Kuwait Real Estate Co. KSC	199,624	225,930
		Shares	Value»
KUWAIT — (Continued)
	Kuwait Telecommunications Co.	79,080	$166,514
	Mabanee Co. KPSC	107,928	352,997
	Mezzan Holding Co. KSCC	34,262	142,810
	Mobile Telecommunications Co. KSCP	577,716	1,070,997
*	Munshaat Real Estate Projects Co. KSCP	19,944	13,503
	National Bank of Kuwait SAKP	530,940	1,485,591
*	National Consumer Holding Co. SAK	82,695	28,793
	National Industries Group Holding SAK	312,648	263,804
	National Investments Co. KSCP	237,321	201,657
	Oula Fuel Marketing Co.	38,798	34,135
*	Privatization Holding Co. KSCP	167,042	38,638
*	Rasiyat Holding Co.	17,401	27,187
	Salhia Real Estate Co. KSCP	76,330	97,995
*	Securities House KSC	127,694	33,891
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	131,767	63,388
	Specialities Group Holding Co. KSCC	39,363	23,504
††	Sultan Center Food Products Co. KSC	27,711	1,622
*	United Real Estate Co. SAKP	70,389	61,531
*	Warba Bank KSCP	1,419,080	1,344,863
TOTAL KUWAIT			12,286,479
MALAYSIA — (1.8%)
	99 Speed Mart Retail Holdings Bhd.	111,100	96,691
#	Able Global Bhd.	78,300	29,835
#	Aeon Co. M Bhd.	197,600	57,758
#	AEON Credit Service M Bhd.	77,200	114,965
#*	AFFIN Bank Bhd.	141,391	89,817
	Ajinomoto Malaysia Bhd.	7,800	24,332
	Alliance Bank Malaysia Bhd.	199,041	233,850
	Allianz Malaysia Bhd.	24,800	129,246

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	AME Elite Consortium Bhd.	76,900	$29,472
	AMMB Holdings Bhd. (AMM MK)	399,000	618,262
	Ancom Nylex Bhd.	213,974	48,264
*	Astro Malaysia Holdings Bhd.	154,300	2,733
	Aumas Resources Bhd.	90,000	11,342
#	Axiata Group Bhd.	631,600	374,009
	Bank Islam Malaysia Bhd.	211,200	124,551
	Batu Kawan Bhd.	20,200	106,743
*	Berjaya Corp. Bhd.	977,502	64,202
#*	Berjaya Property Bhd.	228,300	14,963
#*	Bermaz Auto Bhd.	205,000	48,844
	British American Tobacco Malaysia Bhd.	20,900	32,549
*	Bumi Armada Bhd.	1,192,900	120,555
	Bursa Malaysia Bhd.	57,500	123,809
	Cahya Mata Sarawak Bhd.	176,100	55,305
*	Cape Ems Bhd.	85,000	6,313
	Carlsberg Brewery Malaysia Bhd.	30,500	127,817
	CCK Consolidated Holdings Bhd.	67,900	21,214
#	CelcomDigi Bhd.	185,900	140,512
*	Chin Hin Group Bhd.	145,500	76,663
	CIMB Group Holdings Bhd.	850,112	1,641,744
*	Coastal Contracts Bhd.	48,000	13,903
#	Crescendo Corp. Bhd.	85,000	25,690
*	D&O Green Technologies Bhd.	102,900	12,284
#	Dayang Enterprise Holdings Bhd.	230,900	117,766
#	Dialog Group Bhd.	354,700	202,969
#	DRB-Hicom Bhd.	284,600	84,715
#	Duopharma Biotech Bhd.	97,044	31,326
	Dutch Lady Milk Industries Bhd.	3,400	27,947
	DXN Holdings Bhd.	372,300	43,598
#	Eastern & Oriental Bhd.	385,600	78,762
	Eco World Development Group Bhd.	184,900	96,149
#	EG Industries Bhd.	94,200	28,880
*	Ekovest Bhd.	425,700	24,747
		Shares	Value»
MALAYSIA — (Continued)
#*	Elridge Energy Holdings Bhd.	112,200	$25,582
#	Farm Fresh Bhd.	220,900	141,463
	Fraser & Neave Holdings Bhd.	18,000	141,909
#	Frontken Corp. Bhd.	306,200	326,784
	Gamuda Bhd.	181,320	202,330
	Gas Malaysia Bhd.	53,200	72,390
	Genting Bhd.	75,200	48,760
#	Genting Malaysia Bhd.	449,900	224,390
	Genting Plantations Bhd.	112,400	146,930
*	Greatech Technology Bhd.	171,500	103,882
	Guan Chong Bhd.	207,833	43,217
#	HAP Seng Consolidated Bhd.	81,700	59,700
#	Hap Seng Plantations Holdings Bhd.	105,700	57,294
#*	Hartalega Holdings Bhd.	341,300	96,560
	Heineken Malaysia Bhd.	19,000	109,473
	Hextar Global Bhd.	282,100	53,633
	Hiap Teck Venture Bhd.	329,500	25,734
	Hibiscus Petroleum Bhd.	198,200	110,052
	Hong Leong Bank Bhd.	13,700	76,832
	Hong Leong Financial Group Bhd.	22,400	106,356
#	Hong Leong Industries Bhd.	19,600	85,588
	Hup Seng Industries Bhd.	112,000	28,078
#	IHH Healthcare Bhd.	99,900	221,927
	IJM Corp. Bhd.	325,400	198,117
	Inari Amertron Bhd.	113,400	56,706
#	Insas Bhd.	57,200	12,477
	IOI Corp. Bhd.	85,200	92,644
#	IOI Properties Group Bhd.	226,400	236,940
	ITMAX SYSTEM Bhd.	54,900	67,094
*	JAKS Resources Bhd.	248,000	5,341
	Jaya Tiasa Holdings Bhd.	209,100	61,100
	Keck Seng Malaysia Bhd.	18,200	24,676
	Kelington Group Bhd.	129,400	194,957
	Kerjaya Prospek Group Bhd.	76,800	43,197
	Kim Loong Resources Bhd.	75,700	48,855

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Kinergy Advancement Bhd.	89,100	$8,538
#	Kossan Rubber Industries Bhd.	221,800	61,460
	KPJ Healthcare Bhd.	267,400	224,408
#	KSL Holdings Bhd.	127,004	98,128
	Kuala Lumpur Kepong Bhd.	43,647	233,237
#	Lagenda Properties Bhd.	120,400	44,038
	LBS Bina Group Bhd.	73,800	8,761
#	Leong Hup International Bhd.	424,100	79,153
	Lianson Fleet Group Bhd.	66,700	29,761
#	LPI Capital Bhd.	84,400	315,253
	Magni-Tech Industries Bhd.	39,000	18,497
#	Magnum Bhd.	228,500	73,739
	Mah Sing Group Bhd.	359,600	100,002
#	Malakoff Corp. Bhd.	458,400	98,725
#	Malayan Banking Bhd.	368,800	1,029,921
	Malayan Cement Bhd.	89,900	157,428
#	Malayan Flour Mills Bhd.	313,600	44,332
	Malaysia Smelting Corp. Bhd.	126,200	58,619
	Malaysian Pacific Industries Bhd.	18,500	171,299
	Malaysian Resources Corp. Bhd.	528,500	47,375
	Matrix Concepts Holdings Bhd.	338,925	115,430
	Maxis Bhd.	184,600	162,474
	MBM Resources Bhd.	68,200	87,313
	MBSB Bhd.	767,200	132,563
	Mega First Corp. Bhd.	143,500	112,111
	MHC Plantations Bhd.	33,700	13,133
	Mi Technovation Bhd.	31,700	26,618
	MISC Bhd.	65,700	138,615
	MKH Bhd.	32,700	7,581
	MNRB Holdings Bhd.	136,500	85,411
#Ω	Mr. DIY Group M Bhd.	553,000	232,905
	Nationgate Holdings Bhd.	141,200	26,481
#	Nestle Malaysia Bhd.	6,500	177,629
*	NEXG Bhd.	93,700	6,990
††	Nylex Malaysia Bhd.	1,640	19
#	OCK Group Bhd.	270,500	26,606
#	Oriental Holdings Bhd.	69,100	125,610
#	OSK Holdings Bhd.	369,900	167,983
	Padini Holdings Bhd.	141,500	52,398
		Shares	Value»
MALAYSIA — (Continued)
	Panasonic Manufacturing Malaysia Bhd.	5,200	$9,433
	Pantech Group Holdings Bhd.	133,700	21,911
	Pecca Group Bhd.	20,200	7,535
	Perak Transit Bhd.	169,000	10,440
#	Petron Malaysia Refining & Marketing Bhd.	9,400	10,452
	Petronas Chemicals Group Bhd.	142,000	211,939
#	Petronas Dagangan Bhd.	36,100	183,867
	Petronas Gas Bhd.	38,400	172,189
*	Pharmaniaga Bhd.	589,100	36,413
	PPB Group Bhd.	53,500	155,321
	Press Metal Aluminium Holdings Bhd.	263,900	573,513
	Public Bank Bhd.	562,900	663,763
	QL Resources Bhd.	225,700	215,981
#*	Ranhill Utilities Bhd.	83,268	38,227
#	RCE Capital Bhd.	97,200	27,948
	RHB Bank Bhd.	187,788	385,055
#	Sam Engineering & Equipment M Bhd.	20,000	19,742
	Sarawak Oil Palms Bhd.	112,700	128,962
	Scientex Bhd.	169,000	160,996
	SD Guthrie Bhd.	229,000	357,517
	Sime Darby Bhd.	674,900	367,841
#	Sime Darby Property Bhd.	535,900	191,825
	SKP Resources Bhd.	251,400	25,366
#*	Solarvest Holdings Bhd.	100,300	68,807
#	Southern Cable Group Bhd.	109,500	52,294
	SP Setia Bhd. Group	457,700	120,211
#	Sports Toto Bhd.	162,662	55,429
#	Sunway Bhd.	53,800	72,858
#	Sunway Construction Group Bhd.	55,500	95,699
*	Sunway Healthcare Holdings Bhd., Class B	5,380	2,560
	Syarikat Takaful Malaysia Keluarga Bhd.	96,400	80,683
	Ta Ann Holdings Bhd.	86,100	117,762
	Telekom Malaysia Bhd.	94,546	178,289
	Tenaga Nasional Bhd.	98,000	359,169
#	Teo Seng Capital Bhd.	144,400	32,409

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Thong Guan Industries Bhd.	30,400	$12,282
#	TIME dotCom Bhd.	124,400	189,262
	Top Glove Corp. Bhd.	1,137,600	207,751
#*	Tropicana Corp. Bhd.	394,700	120,664
*	TSH Resources Bhd.	171,600	56,686
#	Uchi Technologies Bhd.	61,700	43,570
	UEM Sunrise Bhd.	207,800	33,913
	Unisem M Bhd.	88,500	74,955
	United Plantations Bhd.	32,650	261,000
#	UOA Development Bhd.	159,000	71,962
*	Uzma Bhd.	186,200	21,195
#	Velesto Energy Bhd.	1,591,500	136,196
#	ViTrox Corp. Bhd.	43,800	60,230
#	Wasco Bhd.	97,700	27,369
	Well Chip Group Bhd.	62,200	21,989
#	Wellcall Holdings Bhd.	73,500	22,788
	Westports Holdings Bhd.	72,605	104,295
	Yinson Holdings Bhd.	320,286	172,978
#	YTL Corp. Bhd.	558,240	287,506
#	YTL Power International Bhd.	213,580	205,771
#	Zetrix Ai Bhd.	1,493,140	309,224
TOTAL MALAYSIA			21,160,600
MEXICO — (2.3%)
*	Alpek SAB de CV	69,534	49,757
#	Alsea SAB de CV	111,845	329,801
	America Movil SAB de CV (2228390D US), ADR	67,541	1,796,591
	America Movil SAB de CV (AMXB MM)	172,148	229,025
#	Arca Continental SAB de CV	33,501	402,718
*	Axtel SAB de CV	286,246	44,735
Ω	Banco del Bajio SA	280,753	883,476
	Bolsa Mexicana de Valores SAB de CV	104,796	235,766
	Cemex SAB de CV (CEMEXCPO MM)	35,664	43,813
	Cemex SAB de CV (CX US), Sponsored ADR	142,334	1,750,708
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	36,990	374,696
	Consorcio ARA SAB de CV	105,588	27,986
		Shares	Value»
MEXICO — (Continued)
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	122,795	$91,735
	Corp. Inmobiliaria Vesta SAB de CV	154,650	551,901
	Corporativo Fragua SAB de CV	1,253	35,291
	El Puerto de Liverpool SAB de CV, Class C1	22,920	135,459
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	33,531	396,053
	GCC SAB de CV	52,999	625,090
#	Genomma Lab Internacional SAB de CV, Class B	164,496	154,717
	Gentera SAB de CV	397,356	1,038,401
	Gruma SAB de CV, Class B	24,637	428,314
	Grupo Aeroportuario del Centro Norte SAB de CV	69,425	916,075
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	1,705	42,940
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	5,058	1,273,959
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,337	408,908
#	Grupo Bimbo SAB de CV	132,856	451,612
	Grupo Carso SAB de CV	27,152	207,240
	Grupo Comercial Chedraui SA de CV	41,969	245,565
	Grupo Financiero Banorte SAB de CV, Class O	182,503	1,988,900
	Grupo Financiero Inbursa SAB de CV, Class O	184,616	454,446
	Grupo Herdez SAB de CV	49,384	188,280
*	Grupo Industrial Saltillo SAB de CV	47,090	33,696
	Grupo Mexico SAB de CV	191,892	2,103,633

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Nutrisa SAB de CV	49,384	$11,110
	Grupo Televisa SAB (TLEVICPO MM)	456,440	260,509
*	Industrias Penoles SAB de CV	37,136	1,883,533
	Kimberly-Clark de Mexico SAB de CV, Class A	217,723	491,695
	La Comer SAB de CV	77,869	175,900
	Megacable Holdings SAB de CV	365,171	1,284,166
*Ω	Nemak SAB de CV	782,774	147,875
*	Ollamani SAB	13,139	57,916
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	215,222	204,768
*	Orbia Advance Corp. SAB de CV	76,323	91,010
#*	Promotora de Hoteles Norte 19 SAB de CV	68,246	23,832
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	45,684	723,318
#	Qualitas Controladora SAB de CV	44,238	442,367
	Regional SAB de CV	94,937	797,061
#*	Sitios Latinoamerica SAB de CV	183,507	56,517
*	Vista Energy SAB de CV (VIST US), ADR	14,353	1,066,715
	Wal-Mart de Mexico SAB de CV	129,812	410,425
TOTAL MEXICO			26,070,004
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	3,419	36,412
	Credicorp Ltd.	4,010	1,299,922
	Intercorp Financial Services, Inc.	2,254	100,483
TOTAL PERU			1,436,817
PHILIPPINES — (0.4%)
	Aboitiz Equity Ventures, Inc.	89,500	42,346
	Aboitiz Power Corp.	79,900	59,152
	ACEN Corp.	996,587	46,126
		Shares	Value»
PHILIPPINES — (Continued)
	Alliance Global Group, Inc.	613,100	$85,286
	Apex Mining Co., Inc.	741,400	197,585
	Asia United Bank Corp.	18,940	13,051
*	Atlas Consolidated Mining & Development Corp.	193,200	23,770
	Ayala Corp.	11,870	90,253
*	AyalaLand Logistics Holdings Corp.	199,500	3,706
	Bank of the Philippine Islands	65,861	95,890
	BDO Unibank, Inc.	148,492	277,673
*	Cebu Air, Inc.	91,800	48,806
	Century Pacific Food, Inc.	253,600	117,821
	China Banking Corp.	192,420	188,309
	Converge Information & Communications Technology Solutions, Inc.	632,100	130,722
	Cosco Capital, Inc.	413,300	45,097
	DMCI Holdings, Inc.	713,000	111,034
*	DoubleDragon Corp.	74,100	11,581
	East West Banking Corp.	63,100	14,432
	Emperador, Inc.	122,400	30,319
	First Philippine Holdings Corp.	7,400	9,693
	Ginebra San Miguel, Inc.	13,660	61,463
	Globe Telecom, Inc.	2,234	59,922
	GT Capital Holdings, Inc.	20,720	159,369
	International Container Terminal Services, Inc.	65,650	760,861
	JG Summit Holdings, Inc.	361,120	159,433
	Jollibee Foods Corp.	7,010	18,136
	Keepers Holdings, Inc.	1,422,000	43,045
	LT Group, Inc.	313,700	76,560
	Manila Electric Co.	12,020	127,542
	Manila Water Co., Inc.	228,600	163,795
	Megaworld Corp.	2,248,000	75,930
	Metropolitan Bank & Trust Co.	186,150	202,999
Ω	Monde Nissin Corp.	52,700	5,831
	Nickel Asia Corp.	1,213,200	99,246
	OceanaGold Philippines, Inc.	19,400	10,575
	Petron Corp.	604,000	28,856
	Philex Mining Corp.	383,800	58,918

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philippine National Bank	104,500	$97,633
	Philippine Seven Corp.	50,400	27,755
	PLDT, Inc. (TEL PM)	8,255	168,411
	Puregold Price Club, Inc.	221,000	154,628
	Robinsons Land Corp.	338,600	95,710
	Robinsons Retail Holdings, Inc.	105,190	80,824
	San Miguel Corp.	104,540	122,273
	Security Bank Corp.	37,950	40,121
	Semirara Mining & Power Corp.	97,800	41,392
*	Shell Pilipinas Corp.	50,900	7,296
	STI Education Systems Holdings, Inc.	433,000	9,607
	Synergy Grid & Development Phils, Inc.	228,900	85,022
	Union Bank of the Philippines	113,493	48,255
	Universal Robina Corp.	48,800	48,477
	Vista Land & Lifescapes, Inc.	439,000	7,131
TOTAL PHILIPPINES			4,789,668
POLAND — (1.7%)
*	11 bit studios SA	100	4,417
	AB SA	3,601	125,355
*	Action SA	2,226	18,423
	Agora SA	3,744	8,796
	Alior Bank SA	33,919	1,158,563
*Ω	Allegro.eu SA	5,873	48,364
	AmRest Holdings SE	4,224	13,012
	Apator SA	2,057	14,492
	ASBISc Enterprises PLC	10,427	184,748
	Asseco Poland SA	8,542	430,891
	Asseco South Eastern Europe SA	5,581	93,132
	Auto Partner SA	15,861	94,008
	Bank Handlowy w Warszawie SA	7,894	248,803
*	Bank Millennium SA	37,418	184,542
*	Bank Ochrony Srodowiska SA	4,752	13,244
	Bank Polska Kasa Opieki SA	20,548	1,286,273
*	Benefit Systems SA	620	684,495
	BNPP Bank Polska SA	3,679	150,303
#	Budimex SA	1,891	343,790
		Shares	Value»
POLAND — (Continued)
	CD Projekt SA	1,225	$93,332
#*	CI Games SA	24,604	21,519
*	Cognor Holding SA	38,261	53,827
	Cyber Folks SA	815	40,689
#*	Cyfrowy Polsat SA	70,997	294,474
*	Datawalk SA	786	27,490
	Develia SA	136,559	396,317
*Ω	Dino Polska SA	23,340	206,617
	Dom Development SA	1,847	131,766
	Echo Investment SA	14,488	20,598
	Elektrotim SA	948	15,056
*	Enea SA	95,313	580,526
#*	Grupa Azoty SA	8,294	41,906
	Grupa Kety SA	2,170	662,767
	Grupa Pracuj SA	5,885	72,031
*Ω	HUUUGE, Inc.	9,941	61,704
#	ING Bank Slaski SA	5,285	574,053
	Inter Cars SA	2,098	428,205
#*	Jastrzebska Spolka Weglowa SA	12,906	101,034
*	KGHM Polska Miedz SA	4,285	359,940
	KRUK SA	4,564	549,560
#	LPP SA	91	550,224
*	Lubelski Wegiel Bogdanka SA	4,943	34,520
*	mBank SA	2,317	732,268
	Mirbud SA	37,238	113,638
	Mo-BRUK SA	750	73,487
#*	Modivo SA	4,923	108,073
*	Mostostal Zabrze SA	3,111	5,655
	Neuca SA	274	53,765
	Newag SA	2,710	83,496
	Orange Polska SA	76,245	312,947
	ORLEN SA	54,782	2,013,379
	PCC Rokita SA	522	10,133
	Pepco Group NV	24,000	214,044
*	PGE Polska Grupa Energetyczna SA	248,307	730,326
*	PKP Cargo SA	11,150	44,084
	PlayWay SA	453	30,472
*	Polimex-Mostostal SA	12,657	27,938
	Powszechna Kasa Oszczednosci Bank Polski SA	59,013	1,545,881
	Powszechny Zaklad Ubezpieczen SA	41,083	722,768
	Rainbow Tours SA	1,311	48,390
	Santander Bank Polska SA	1,816	309,460
	Stalexport Autostrady SA	47,250	36,958
*	Syn2bio SA	1,477	11,817
	Synektik SA	1,477	117,338

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Tauron Polska Energia SA	388,284	$1,014,665
	TEN Square Games SA	1,121	33,212
#	Text SA	3,655	39,299
	Torpol SA	2,017	39,987
*	Toya SA	15,156	39,595
	Unimot SA	1,602	69,443
	Votum SA	2,696	36,990
*	VRG SA	12,611	18,319
	Warsaw Stock Exchange	2,764	57,320
#Ω	XTB SA	10,315	290,427
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	715	14,679
*	Zespol Elektrowni Patnow Adamow Konin SA	4,499	22,788
TOTAL POLAND			19,446,847
QATAR — (0.8%)
	Aamal Co.	594,802	126,787
	Ahli Bank QSC	36,879	37,959
	Al Khaleej Takaful Group QSC	81,839	57,163
	Al Meera Consumer Goods Co. QSC	34,013	126,647
	Al Rayan Bank	490,284	291,598
	Alijarah Holding Co. QPSC	111,421	20,146
*	Baladna	249,267	88,527
	Barwa Real Estate Co.	577,458	374,089
	Commercial Bank PSQC	507,166	599,756
*	Dlala Brokerage & Investments Holding Co. QSC	31,913	10,018
	Doha Bank QPSC	937,223	694,702
	Doha Insurance Co. QSC	51,942	42,078
	Dukhan Bank	53,560	51,033
*	Estithmar Holding QPSC	94,924	102,922
	Gulf International Services QSC	168,600	96,182
	Gulf Warehousing Co.	35,153	21,159
	Industries Qatar QSC	2,636	8,656
	Lesha Bank LLC	300,363	159,705
	Mannai Corp. QSC	36,200	51,492
		Shares	Value»
QATAR — (Continued)
*	Mazaya Real Estate Development QPSC	415,893	$65,144
	Medicare Group	75,589	114,439
	Meeza QSTP LLC	36,066	32,084
	Mesaieed Petrochemical Holding Co.	217,124	70,742
	Nebras Energy	26,838	107,938
	Ooredoo QPSC	145,622	548,396
	Qatar Aluminum Manufacturing Co.	907,132	403,165
	Qatar Fuel QSC	16,535	65,077
	Qatar Gas Transport Co. Ltd.	226,156	266,019
	Qatar Industrial Manufacturing Co. QSC	68,595	42,149
	Qatar Insurance Co. SAQ	415,859	261,833
	Qatar International Islamic Bank QSC	74,871	232,625
	Qatar Islamic Bank QPSC	54,107	330,452
	Qatar Islamic Insurance Group	34,156	79,528
	Qatar National Bank QPSC	637,989	3,038,049
	Qatar National Cement Co. QSC	17,288	13,334
	Qatar Navigation QSC	149,005	421,314
	QLM Life & Medical Insurance Co. WLL	21,504	13,222
	Salam International Investment Ltd. QSC	324,796	69,418
	United Development Co. QSC	296,780	69,370
	Vodafone Qatar PQSC	647,036	473,690
	Zad Holding Co.	30,463	122,751
TOTAL QATAR			9,801,358
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	146,620	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,184	0
*††	Polyus PJSC (PLZL LI), GDR	1,516	0
*††	RusHydro PJSC (RSHYY US), ADR	12,112	0

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	96,975	$0
*††	Severstal PAO (SVJTY US), GDR	4,377	0
*††	VTB Bank PJSC (VTBR LI), GDR	49,902	0
SAUDI ARABIA — (2.8%)
	Abdullah Al Othaim Markets Co.	67,011	109,823
*	ACWA Power Co.	5,215	234,518
	Ades Holding Co.	65,100	342,044
*	Advanced Building Industries Co.	7,044	74,550
*	Advanced Petrochemical Co.	2,636	19,480
	Al Babtain Power & Telecommunication Co.	12,740	226,711
	Al Hassan Ghazi Ibrahim Shaker Co.	8,810	37,347
	Al Jouf Agricultural Development Co.	3,586	46,278
*	Al Khaleej Training & Education Co.	3,838	16,909
	Al Masane Al Kobra Mining Co.	10,854	236,234
	Al Rajhi Bank	221,952	4,069,253
*	Al Rajhi Co. for Co-operative Insurance	1,478	43,903
*	Al Yamamah Steel Industries Co.	6,566	73,550
	Alamar Foods	1,912	23,369
	Alandalus Property Co.	10,141	40,472
	Alaseel Co.	67,565	67,200
	Aldrees Petroleum & Transport Services Co.	9,077	291,092
	Alinma Bank	118,831	772,051
	AlJazira Takaful Ta'awuni Co.	10,973	33,325
	AlKhorayef Water & Power Technologies Co.	3,543	119,316
	Almarai Co. JSC	16,885	186,764
	Almawarid Manpower Co.	2,092	47,750
	Alujain Corp.	7,834	63,002
*	Amlak International Finance Co.	17,813	50,173
	Arab National Bank	126,216	726,646
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Cement Co.	12,510	$79,126
Ω	Arabian Centres Co.	41,945	196,654
	Arabian Drilling Co.	7,783	188,928
	Arabian Internet & Communications Services Co.	605	35,910
	Arabian Pipes Co.	19,099	37,030
*	Arabian Shield Cooperative Insurance Co.	7,693	22,889
	Arriyadh Development Co.	16,247	78,439
	Astra Industrial Group Co.	6,764	254,810
	Ataa Educational Co.	1,602	24,072
*	BAAN Holding Group Co.	48,127	25,064
	Bank AlBilad	72,080	483,071
	Bank Al-Jazira	88,641	278,005
	Banque Saudi Fransi	113,506	585,405
	Basic Chemical Industries Ltd.	6,002	41,410
*	Bawan Co.	7,075	82,640
	BinDawood Holding Co.	33,802	47,339
	Bupa Arabia for Cooperative Insurance Co.	4,196	204,657
	Catrion Catering Holding Co.	4,158	78,167
	Co. for Cooperative Insurance	9,303	323,826
	Dallah Healthcare Co.	4,413	146,653
*	Dar Al Arkan Real Estate Development Co.	91,241	431,874
	Dr. Sulaiman Al Habib Medical Services Group Co.	6,095	394,630
	East Pipes Integrated Co. for Industry	4,078	215,858
	Eastern Province Cement Co.	8,178	51,137
	Electrical Industries Co.	143,535	697,195
*	Emaar Economic City	42,513	125,584
	Etihad Etisalat Co.	90,666	1,574,215
	First Milling Co.	7,578	110,470
	Gulf Insurance Group	8,184	54,591
*	Herfy Food Services Co.	5,665	22,664
*	Jabal Omar Development Co.	58,803	248,758

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Jamjoom Pharmaceuticals Factory Co.	425	$17,639
	Jarir Marketing Co.	71,287	286,268
*	L'Azurde Co. for Jewelry	14,411	43,584
	Leejam Sports Co. JSC	4,181	88,983
	Maharah Human Resources Co.	60,735	97,779
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	17,635	65,580
	Middle East Pharmaceutical Co.	396	10,834
	Mobile Telecommunications Co. Saudi Arabia	185,897	582,236
	Modern Mills Co.	1,403	10,663
	Mouwasat Medical Services Co.	5,595	101,649
	Nahdi Medical Co.	740	20,772
*	National Agriculture Development Co.	37,980	162,643
	National Co. for Glass Industries	2,778	28,191
	National Co. for Learning & Education	2,618	82,309
*	National Industrialization Co.	66,410	185,627
	National Medical Care Co.	4,726	149,672
*	National Metal Manufacturing & Casting Co.	2,893	9,667
	Nayifat Finance Co.	8,002	21,573
	Northern Region Cement Co.	9,133	17,158
	Power & Water Utility Co. for Jubail & Yanbu	1,884	17,146
	Qassim Cement Co.	6,039	70,143
*	Rabigh Refining & Petrochemical Co.	60,045	237,412
*	Rasan Information Technology Co.	2,579	97,265
	Retal Urban Development Co.	42,996	170,409
	Riyad Bank	264,812	1,466,479
	Riyadh Cables Group Co.	3,996	141,042
		Shares	Value»
SAUDI ARABIA — (Continued)
	Riyadh Cement Co.	10,401	$66,543
	SABIC Agri-Nutrients Co.	16,833	654,550
	SAL Saudi Logistics Services	1,387	61,043
*	Saudi Arabian Mining Co.	53,159	932,231
Ω	Saudi Arabian Oil Co.	132,380	981,891
	Saudi Aramco Base Oil Co.	6,890	232,465
*	Saudi Automotive Services Co.	8,163	110,964
	Saudi Awwal Bank	100,765	916,582
	Saudi Basic Industries Corp.	35,882	586,405
	Saudi Cement Co.	18,425	167,545
	Saudi Ceramic Co.	8,328	68,609
	Saudi Chemical Co. Holding	105,570	236,766
	Saudi Co. For Hardware CJSC	1,325	8,770
	Saudi Energy Co.	88,943	421,833
	Saudi Ground Services Co.	4,554	38,608
	Saudi Industrial Investment Group	58,399	217,548
	Saudi Investment Bank	88,923	314,279
*	Saudi Kayan Petrochemical Co.	53,103	85,018
	Saudi Manpower Solutions Co.	23,887	35,678
	Saudi National Bank	228,646	2,397,205
*	Saudi Paper Manufacturing Co.	5,104	79,172
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,936	133,700
*	Saudi Public Transport Co.	13,400	40,747
*	Saudi Real Estate Co.	28,976	106,731
*	Saudi Reinsurance Co.	23,145	163,902
	Saudi Steel Pipe Co.	4,750	73,084
	Saudi Tadawul Group Holding Co.	1,219	43,123
	Saudi Telecom Co.	209,130	2,430,716
	Saudia Dairy & Foodstuff Co.	2,602	143,234
*	Savola Group	31,312	226,191
	Scientific & Medical Equipment House Co.	1,540	12,670
*	Seera Group Holding	50,750	290,108

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Shams	6,957	$29,713
*	SHL Finance Co.	14,455	61,075
	Southern Province Cement Co.	13,441	75,650
	Sustained Infrastructure Holding Co.	16,431	151,935
	United Electronics Co.	3,318	71,412
	United International Transportation Co.	12,639	140,280
*	Walaa Cooperative Insurance Co.	6,419	16,623
	Yamama Cement Co.	25,051	177,519
	Yanbu National Petrochemical Co.	29,307	287,472
TOTAL SAUDI ARABIA			32,565,144
SOUTH AFRICA — (4.0%)
	Absa Group Ltd.	156,597	2,195,664
	Advtech Ltd.	152,451	390,914
	AECI Ltd.	28,556	189,144
	African Rainbow Minerals Ltd.	30,465	407,912
	Afrimat Ltd.	12,204	23,817
	Alexander Forbes Group Holdings Ltd.	90,998	41,073
	Altron Ltd., Class A	92,805	125,885
	Anglogold Ashanti PLC (AU US)	34,973	3,278,019
	Argent Industrial Ltd.	5,474	11,809
	Aspen Pharmacare Holdings Ltd.	16,507	137,098
	Astral Foods Ltd.	11,737	172,660
	AVI Ltd.	94,230	562,624
	Bid Corp. Ltd.	19,669	483,116
	Bidvest Group Ltd.	33,408	469,468
	Blu Label Unlimited Group Ltd.	201,944	107,298
*	Brait PLC	928,497	122,820
	Capitec Bank Holdings Ltd.	3,725	967,008
	Cashbuild Ltd.	6,469	50,259
	Caxton & CTP Publishers & Printers Ltd.	20,139	15,640
	City Lodge Hotels Ltd.	120,852	31,018
	Clicks Group Ltd.	16,655	264,407
	Coronation Fund Managers Ltd.	45,251	120,595
	DataTec Ltd.	92,113	396,807
#Ω	Dis-Chem Pharmacies Ltd.	142,657	311,775
	Discovery Ltd.	45,388	706,429
		Shares	Value»
SOUTH AFRICA — (Continued)
	DRDGOLD Ltd. (DRD SJ)	50,000	$135,035
	DRDGOLD Ltd. (DRD US), Sponsored ADR	10,492	284,963
	Exxaro Resources Ltd.	37,209	491,138
	Famous Brands Ltd.	13,845	44,318
	FirstRand Ltd.	283,129	1,501,172
	Fortress Real Estate Investments Ltd., Class B	62,481	91,302
	Foschini Group Ltd.	5,717	24,036
	Gold Fields Ltd. (GFI US), Sponsored ADR	79,377	3,371,935
	Grindrod Ltd.	216,934	292,924
	Harmony Gold Mining Co. Ltd. (HAR SJ)	48,266	760,872
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	56,261	887,236
	Hudaco Industries Ltd.	9,324	108,234
	Impala Platinum Holdings Ltd.	89,686	1,257,135
	Investec Ltd.	24,135	201,230
	Invicta Holdings Ltd.	5,930	13,162
*	iOCO Ltd.	151,111	38,412
	JSE Ltd.	12,679	120,128
*	KAP Ltd.	243,632	35,473
	Kumba Iron Ore Ltd.	10,810	202,758
	Lewis Group Ltd.	13,284	67,935
	Life Healthcare Group Holdings Ltd.	252,169	187,986
	Merafe Resources Ltd.	305,519	21,067
	Momentum Group Ltd.	554,036	1,259,232
	Motus Holdings Ltd.	52,408	350,632
	Mpact Ltd.	18,342	23,831
	Mr. Price Group Ltd.	7,598	71,302
	MTN Group Ltd.	235,735	2,967,451
*	Nampak Ltd.	2,808	83,178
	Naspers Ltd., Class N	18,245	987,965
	Nedbank Group Ltd.	67,453	1,076,984
	NEPI Rockcastle NV	56,387	478,246
	Netcare Ltd.	369,977	383,736
	Ninety One Ltd.	71,715	201,013
	Northam Platinum Holdings Ltd.	31,470	606,782
*	Nutun Ltd.	238,170	15,644
	Oceana Group Ltd.	27,958	93,850
	Old Mutual Ltd. (OMU SJ)	1,385,328	1,132,631
	Omnia Holdings Ltd.	57,543	333,847
	OUTsurance Group Ltd.	90,945	386,654

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
Ω	Pepkor Holdings Ltd.	804,126	$1,062,353
	PPC Ltd.	421,313	154,030
#	Premier Group Ltd.	18,409	201,210
	PSG Financial Services Ltd.	205,462	349,348
	Raubex Group Ltd.	46,236	142,665
	Reunert Ltd.	52,526	219,897
	Sanlam Ltd.	177,103	912,153
	Santam Ltd.	12,731	304,794
*	Sasol Ltd. (SOL SJ)	137,715	1,914,177
	Shoprite Holdings Ltd.	86,417	1,456,986
	Sibanye Stillwater Ltd. (SBSW US), ADR	107,424	1,291,236
	Sibanye Stillwater Ltd. (SSW SJ)	136,850	409,124
	Southern Sun Ltd.	217,539	131,504
*	SPAR Group Ltd.	5,534	21,480
	Spur Corp. Ltd.	10,228	25,771
	Stadio Holdings Ltd.	82,143	58,543
	Standard Bank Group Ltd.	92,336	1,779,440
	Sun International Ltd.	49,432	139,643
	Super Group Ltd.	26,290	25,184
	Telkom SA SOC Ltd.	132,295	477,803
#	Thungela Resources Ltd. (TGA SJ)	37,583	326,744
	Tiger Brands Ltd.	23,842	416,136
	Truworths International Ltd.	7,279	22,659
	Tsogo Sun Ltd.	140,985	59,254
	Valterra Platinum Ltd.	7,451	600,126
	Vodacom Group Ltd.	127,359	1,081,958
	We Buy Cars Holdings Ltd.	50,218	114,657
	Wilson Bayly Holmes-Ovcon Ltd.	11,817	122,117
#	Woolworths Holdings Ltd.	224,383	705,152
	Zeda Ltd.	49,356	43,167
TOTAL SOUTH AFRICA			46,743,999
SOUTH KOREA — (23.7%)
*	ABLBio, Inc.	917	85,304
	Able C&C Co. Ltd.	2,580	26,108
	ABOV Semiconductor Co. Ltd.	2,124	20,314
*	ADTechnology Co. Ltd.	1,694	61,256
	Advanced Nano Products Co. Ltd.	612	34,612
	Advanced Process Systems Corp.	1,796	32,075
	Aekyung Chemical Co. Ltd.	6,863	72,420
		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Industrial Co. Ltd.	4,045	$40,780
*	AeroSpace Technology of Korea, Inc.	38,564	20,554
*	Agabang & Co.	5,822	20,799
	Ahnlab, Inc.	264	11,289
	Ajin Industrial Co. Ltd.	17,463	44,166
	Alteogen, Inc.	1,255	316,906
	Amorepacific Corp.	2,175	199,411
	Amorepacific Holdings Corp.	7,357	139,347
*	Ananti, Inc.	15,665	75,426
	Anapass, Inc.	2,586	30,597
	ANIPLUS, Inc.	3,906	7,525
*	Anterogen Co. Ltd.	1,345	32,712
	Aplus Asset Advisor Co. Ltd.	4,754	34,590
	Asia Cement Co. Ltd.	4,931	39,149
	ASIA Holdings Co. Ltd.	231	42,258
*	Asia Pacific Satellite, Inc.	1,665	18,724
	Asia Paper Manufacturing Co. Ltd.	3,028	18,532
	ATON, Inc.	5,773	31,669
	Avaco Co. Ltd.	1,995	21,570
	Baiksan Co. Ltd.	3,352	28,026
	BGF Co. Ltd.	11,107	39,378
	BGF retail Co. Ltd.	3,446	308,029
	BH Co. Ltd.	4,101	96,770
*	BHI Co. Ltd.	3,043	203,766
	Binggrae Co. Ltd.	1,954	99,333
*	Biodyne Co. Ltd.	1,759	13,934
*	Bioneer Corp.	1,849	13,169
	BioNote, Inc.	13,743	47,497
	BNC Korea, Inc.	7,622	20,638
	BNK Financial Group, Inc.	37,812	480,107
	Boditech Med, Inc.	1,052	8,333
	Boryung	6,324	42,629
	Bukwang Pharmaceutical Co. Ltd.	9,247	39,666
	BYC Co. Ltd.	610	20,661
	C&G Hi Tech Co. Ltd.	1,031	15,813
*	Cafe24 Corp.	2,566	43,858
	Cape Industries Ltd.	6,603	71,358
	Caregen Co. Ltd.	2,398	172,223
#	Celltrion Pharm, Inc.	3,983	152,382
	Celltrion, Inc.	1,669	227,339
*	Chabiotech Co. Ltd.	5,339	61,943
	Cheil Electric Co. Ltd.	3,144	36,976
	Cheil Worldwide, Inc.	21,817	295,798
	Chemtronics Co. Ltd.	2,415	61,998

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cheryong Electric Co. Ltd.	3,474	$167,202
	Chips&Media, Inc.	825	10,316
	Chong Kun Dang Pharmaceutical Corp.	1,467	85,226
*	Chunbo Co. Ltd.	515	21,965
*	CJ CGV Co. Ltd.	14,130	47,092
	CJ CheilJedang Corp.	2,042	341,507
	CJ Corp.	3,543	539,520
*	CJ ENM Co. Ltd.	2,080	76,425
	CJ Freshway Corp.	2,096	40,866
	CJ Logistics Corp.	3,222	221,255
	Classys, Inc.	4,971	188,010
*	CoAsia Corp.	3,630	13,905
	Coocon Corp.	1,187	24,233
	Cosmax, Inc.	2,035	291,274
	Cosmecca Korea Co. Ltd.	1,145	62,729
*	CosmoAM&T Co. Ltd.	1,061	42,725
*	Cosmochemical Co. Ltd.	4,021	48,644
*	Coway Co. Ltd.	9,180	533,709
	Cowintech Co. Ltd.	68	785
#*	Creative & Innovative System	16,277	189,216
	CS Wind Corp.	8,600	418,641
*	Cube Entertainment, Inc.	2,312	16,392
	Cuckoo Holdings Co. Ltd.	2,791	55,588
	Cuckoo Homesys Co. Ltd.	2,373	39,050
*	Curexo, Inc.	3,438	38,752
	Cymechs, Inc.	1,146	29,067
	D.I Corp.	1,927	44,229
*††	DA Technology Co. Ltd.	31,140	798
	Dae Won Kang Up Co. Ltd.	10,677	31,525
*	Daea TI Co. Ltd.	15,604	48,272
	Daedong Corp.	3,049	20,927
	Daeduck Co. Ltd.	7,633	86,108
	Daeduck Electronics Co. Ltd.	4,869	377,885
	Daehan Steel Co. Ltd.	4,205	35,956
*	Dae-Il Corp.	5,167	26,723
	Daejoo Electronic Materials Co. Ltd.	818	88,227
	Daesang Corp.	4,360	61,110
	Daesang Holdings Co. Ltd.	2,646	17,109
#	Daesung Industrial Co. Ltd.	6,686	32,023
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Daewon Cable Co. Ltd.	12,805	$131,456
	Daewon San Up Co. Ltd.	2,606	24,305
#*	Daewoo Engineering & Construction Co. Ltd.	64,326	1,541,621
	Daewoong Co. Ltd.	6,037	92,962
	Daewoong Pharmaceutical Co. Ltd.	1,912	192,758
	Daihan Pharmaceutical Co. Ltd.	2,053	39,780
	Daishin Securities Co. Ltd.	5,613	145,420
#*	Danal Co. Ltd.	14,238	71,392
	Daol Investment & Securities Co. Ltd.	13,713	41,182
	Daou Data Corp.	4,352	68,419
	Daou Technology, Inc.	8,351	264,404
	Dasan Networks, Inc.	1,480	5,020
#	DB HiTek Co. Ltd.	5,624	608,973
	DB Insurance Co. Ltd.	5,201	591,840
	DB Securities Co. Ltd.	5,681	52,761
*	DB, Inc.	24,860	33,800
	Dear U Co. Ltd.	1,918	42,112
	Dentium Co. Ltd.	1,195	43,217
*	Devsisters Co. Ltd.	1,117	17,222
	DI Dong Il Corp.	2,082	42,490
	Digital Daesung Co. Ltd.	5,868	32,783
	DIT Corp.	2,543	43,264
*††	DKME	61,842	3,919
	DL E&C Co. Ltd.	5,854	394,596
*	DL Holdings Co. Ltd.	1,446	70,376
††	DMS Co. Ltd.	3,284	18,333
	DN Automotive Corp.	4,576	149,340
	DNF Co. Ltd.	1,039	16,783
	Dohwa Engineering Co. Ltd.	5,669	27,279
	Dong-A Socio Holdings Co. Ltd.	666	44,168
	Dong-A ST Co. Ltd.	1,211	36,390
	Dong-Ah Geological Engineering Co. Ltd.	1,719	20,919
	Dongbang Transport Logistics Co. Ltd.	14,000	27,617
	Dongjin Semichem Co. Ltd.	10,026	389,088
	DongKook Pharmaceutical Co. Ltd.	5,790	93,878

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongkuk Holdings Co. Ltd.	3,002	$23,074
	Dongkuk Steel Mill Co. Ltd.	10,098	105,488
	Dongsuh Cos., Inc.	6,004	108,640
	Dongsung Chemical Co. Ltd.	4,143	12,316
	Dongsung Finetec Co. Ltd.	4,670	92,029
	Dongwon Industries Co. Ltd.	2,314	60,578
	Dongwoon Anatech Co. Ltd.	3,422	119,421
	Dongyang E&P, Inc.	1,306	30,173
#	Doosan Bobcat, Inc.	13,932	685,227
	Doosan Co. Ltd.	183	202,039
*	Doosan Enerbility Co. Ltd.	4,415	384,779
*	Doosan Fuel Cell Co. Ltd.	3,697	154,708
	Doosan Tesna, Inc.	2,980	269,544
	DoubleUGames Co. Ltd.	2,520	104,162
*	Dream Security Co. Ltd.	7,509	14,034
	Dreamtech Co. Ltd.	2,718	12,408
	DS Dansuk Co. Ltd.	29	474
	DSC Investment, Inc.	1,395	16,241
*	Duk San Neolux Co. Ltd.	3,575	122,857
*	Duksan Hi-Metal Co. Ltd.	3,621	45,546
	DY POWER Corp.	582	6,098
	E1 Corp.	515	37,635
	Easy Bio, Inc.	4,384	23,065
	Easy Holdings Co. Ltd.	8,326	30,796
	Ecopro BM Co. Ltd.	748	105,323
	Ecopro Co. Ltd.	1,946	203,680
	Elentec Co. Ltd.	2,394	20,763
	E-MART, Inc.	4,847	351,032
	ENF Technology Co. Ltd.	3,902	155,450
*	Enzychem Lifesciences Corp.	12,041	8,037
	Eo Technics Co. Ltd.	272	87,820
*	Eubiologics Co. Ltd.	3,729	32,456
	Eugene Investment & Securities Co. Ltd.	14,687	55,977
#	Eugene Technology Co. Ltd.	3,923	352,547
*	E-World	13,381	17,368
	Exem Co. Ltd.	12,943	17,226
	Exicon Co. Ltd.	2,064	52,105
		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Co. Ltd.	3,466	$157,485
	FarmStory Co. Ltd.	13,144	12,235
*	Fine M-Tec Co. Ltd.	3,368	23,824
*	Fine Semitech Corp.	1,176	34,400
*††	Flask Co. Ltd.	5,463	1,635
*	FLITTO, Inc.	2,398	18,882
*	Foosung Co. Ltd.	5,553	49,948
	Fursys, Inc.	363	8,787
	G2Power Co. Ltd.	2,716	27,029
	Gabia, Inc.	1,935	39,649
*	GAEASOFT	3,587	18,285
	Galaxia Moneytree Co. Ltd.	1,494	8,673
*	GAMSUNG Corp. Co. Ltd.	14,708	65,019
	Gaon Cable Co. Ltd.	999	164,567
	GC Biopharma Corp.	1,292	120,399
*	GC Cell Corp.	1,750	28,329
	GC Corp.	4,352	41,185
*	Genexine, Inc.	6,174	22,679
*	Genomictree, Inc.	2,245	26,268
	Geumhwa PSC Co. Ltd.	1,478	40,389
	Global Standard Technology Co. Ltd.	3,618	121,282
*	Global Tax Free Co. Ltd.	4,758	19,282
	GnCenergy Co. Ltd.	2,332	58,564
	Golfzon Holdings Co. Ltd.	6,991	24,796
	Grand Korea Leisure Co. Ltd.	4,876	39,830
#	GS Engineering & Construction Corp.	17,322	449,624
	GS Global Corp.	7,920	27,427
	GS Holdings Corp. (078930 KS)	16,791	932,578
	GS P&L Co. Ltd.	2,026	76,087
	GS Retail Co. Ltd.	9,137	145,377
	Gwangju Shinsegae Co. Ltd.	821	21,385
	HAESUNG DS Co. Ltd.	3,068	169,204
	Haesung Industrial Co. Ltd.	4,764	25,945
	Han Kuk Carbon Co. Ltd.	7,545	253,199
	Hana Financial Group, Inc.	41,311	3,589,163
	Hana Materials, Inc.	616	32,074
	Hana Micron, Inc.	14,108	386,883
	Hana Tour Service, Inc.	598	16,964

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanall Biopharma Co. Ltd.	1,468	$47,618
	Hancom, Inc.	3,601	50,263
	Handok, Inc.	4,699	32,693
	Handsome Co. Ltd.	2,509	45,163
	Hanil Cement Co. Ltd.	5,969	70,753
	Hanil Holdings Co. Ltd.	3,514	41,720
	Hanjin Kal Corp.	1,813	139,038
	Hanjin Logistics Corp.	222	2,919
*	HanJung Natural Connectivity System Co. Ltd.	286	13,242
	Hankook Shell Oil Co. Ltd.	133	45,587
	Hankook Tire & Technology Co. Ltd.	15,045	605,427
	Hanmi Pharm Co. Ltd.	914	286,032
	Hanmi Science Co. Ltd.	1,137	29,117
	Hanmi Semiconductor Co. Ltd.	5,847	1,481,334
	HanmiGlobal Co. Ltd.	2,531	48,146
	Hannong Chemicals, Inc.	3,518	56,480
*	Hanon Systems	86,074	247,582
	Hansol Chemical Co. Ltd.	1,575	308,183
	Hansol Paper Co. Ltd.	1,164	6,700
	Hansol Technics Co. Ltd.	6,576	36,502
	Hanwha Aerospace Co. Ltd.	1,314	1,262,162
	Hanwha Corp.	3,499	318,084
*	Hanwha Engine	7,449	446,054
#*	Hanwha Galleria Corp.	32,339	67,264
*	Hanwha General Insurance Co. Ltd.	13,633	61,301
*	Hanwha Investment & Securities Co. Ltd.	32,863	169,168
*	Hanwha Life Insurance Co. Ltd.	66,759	221,374
*	Hanwha Ocean Co. Ltd.	2,051	183,508
*	Hanwha Solutions Corp.	13,958	484,094
	Hanwha Systems Co. Ltd.	3,758	298,043
*	Hanwha Vision Co. Ltd.	4,608	272,923
*	Hanyang Digitech Co. Ltd.	788	16,726
*	Hanyang Eng Co. Ltd.	3,047	66,660
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanyang Securities Co. Ltd.	2,431	$47,203
	Harim Co. Ltd.	21,063	46,789
	Harim Holdings Co. Ltd.	18,520	164,454
	HB Technology Co. Ltd.	2,230	4,330
	HC HomeCenter Co. Ltd.	3,729	9,723
	HD Construction Equipment Co. Ltd.	4,183	525,531
	HD Hyundai Co. Ltd.	7,303	1,550,541
	HD Hyundai Electric Co. Ltd.	2,942	2,529,880
#*	HD Hyundai Energy Solutions Co. Ltd.	805	127,173
#	HD Hyundai Heavy Industries Co. Ltd.	1,406	654,773
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,806	1,191,764
	HDC Holdings Co. Ltd.	10,024	191,193
#	HDC Hyundai Development Co-Engineering & Construction	9,134	142,321
*	HD-Hyundai Marine Engine	2,867	205,950
	Hecto Financial Co. Ltd.	557	12,207
	Hecto Innovation Co. Ltd.	1,373	19,212
#*	Heung-A Shipping Co. Ltd.	18,027	34,938
*	HFR, Inc.	2,504	49,990
	Hite Jinro Co. Ltd.	5,043	58,403
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	88,215
#	HK inno N Corp.	3,953	141,562
	HL Holdings Corp.	945	27,763
	HL Mando Co. Ltd.	12,080	470,533
*	HLB Therapeutics Co. Ltd.	5,841	14,029
*	HLB, Inc.	3,165	131,080
#	HMM Co. Ltd.	16,917	235,809
*	Hotel Shilla Co. Ltd.	5,823	259,510
	HPSP Co. Ltd.	7,492	271,316
	HS Hyosung Advanced Materials Corp.	494	90,566
*	Hugel, Inc.	1,380	237,191
	Humedix Co. Ltd.	1,809	43,459

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Co. Ltd.	2,236	$39,897
	Huons Global Co. Ltd.	1,702	73,036
*	Husteel Co. Ltd.	11,607	53,523
	Hwa Shin Co. Ltd.	5,377	45,283
#	HYBE Co. Ltd.	775	138,867
	Hy-Lok Corp.	2,373	71,100
	Hyosung Corp.	2,175	339,055
	Hyosung Heavy Industries Corp.	625	1,683,631
	Hyosung TNC Corp.	744	261,778
	Hyundai Autoever Corp.	1,212	374,496
	Hyundai BNG Steel Co. Ltd.	459	5,362
	HYUNDAI Corp.	1,898	39,966
	Hyundai Department Store Co. Ltd.	4,118	304,534
#	Hyundai Elevator Co. Ltd.	2,300	154,344
	Hyundai Engineering & Construction Co. Ltd.	12,013	1,330,442
	HYUNDAI EVERDIGM Corp.	3,482	21,677
	Hyundai Futurenet Co. Ltd.	11,431	25,842
	Hyundai GF Holdings	9,217	89,953
	Hyundai Glovis Co. Ltd.	9,406	1,452,320
	Hyundai Green Food	8,939	99,769
	Hyundai Home Shopping Network Corp.	716	41,205
	Hyundai Hyms Co. Ltd.	1,803	24,331
#*	Hyundai Marine & Fire Insurance Co. Ltd.	12,705	261,851
	Hyundai Mobis Co. Ltd.	3,232	934,756
#	Hyundai Motor Co.	15,949	5,780,871
	Hyundai Motor Securities Co. Ltd.	5,039	37,692
#	Hyundai Movex Co. Ltd.	6,620	142,166
	Hyundai Rotem Co. Ltd.	10,157	1,858,683
	Hyundai Steel Co.	9,004	261,740
	Hyundai Wia Corp.	4,545	255,879
	HyVision System, Inc.	3,875	48,447
	i3system, Inc.	1,018	71,769
	Il Dong Pharmaceutical Co. Ltd.	2,726	49,255
	Iljin Electric Co. Ltd.	4,785	402,056
	Iljin Holdings Co. Ltd.	4,048	28,394
		Shares	Value»
SOUTH KOREA — (Continued)
*	Iljin Hysolus Co. Ltd.	673	$8,400
	Iljin Power Co. Ltd.	2,512	37,232
	Ilshin Spinning Co. Ltd.	3,212	29,079
††	Ilyang Pharmaceutical Co. Ltd.	4,169	31,749
	iM Financial Group Co. Ltd.	46,661	603,845
	InBody Co. Ltd.	1,721	34,409
	Incar Financial Service Co. Ltd.	8,301	60,851
	Industrial Bank of Korea	40,670	623,425
	Inhwa Precision Co. Ltd.	5,585	51,222
	Innocean Worldwide, Inc.	4,301	57,618
	Innox Advanced Materials Co. Ltd.	3,174	74,268
	Intellian Technologies, Inc.	1,148	103,217
	Intelligent Digital Integrated Security Co. Ltd.	2,955	35,584
*	Interflex Co. Ltd.	6,369	58,398
	Interojo Co. Ltd.	1,634	23,838
	INVENI Co. Ltd.	1,600	17,396
	IS Dongseo Co. Ltd.	2,523	45,637
	ISC Co. Ltd.	634	106,052
	i-SENS, Inc.	4,555	65,487
	IsuPetasys Co. Ltd.	9,479	984,066
*	Itcenglobal Co. Ltd.	2,643	97,531
*	ITEK, Inc.	4,110	20,956
*	Jahwa Electronics Co. Ltd.	4,114	136,799
	JB Financial Group Co. Ltd.	25,249	467,231
*	Jeil Pharmaceutical Co. Ltd.	1,688	16,028
	Jeju Bank	2,192	18,782
*	Jeju Semiconductor Corp.	3,965	143,347
*	JETEMA Co. Ltd.	2,888	13,758
	Jinsung T.E.C.	2,659	32,409
	JNK Global Co. Ltd.	5,788	15,611
*	JNTC Co. Ltd.	2,171	28,699
	JS Corp.	2,117	21,248
	Jungdawn Co. Ltd.	11,974	20,525
#	Jusung Engineering Co. Ltd.	7,243	626,520
	JVM Co. Ltd.	1,905	32,212
	JW Holdings Corp.	14,008	40,639
	JW Life Science Corp.	5,759	50,358

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JW Pharmaceutical Corp.	2,246	$47,547
#	JYP Entertainment Corp.	3,973	170,436
	K Car Co. Ltd.	3,260	24,235
	Kakao Corp.	2,593	83,477
*	Kakao Games Corp.	1,322	10,838
	KakaoBank Corp.	11,746	194,173
*	Kakaopay Corp.	2,006	76,374
	Kangnam Jevisco Co. Ltd.	1,216	13,819
*	Kangstem Biotech Co. Ltd.	3,667	9,965
#*	Kangwon Energy Co. Ltd.	4,568	47,531
	Kangwon Land, Inc.	9,006	104,821
	KB Financial Group, Inc. (105560 KS)	34,602	3,789,096
*	KBI Dongyang Steel Pipe Co. Ltd.	23,126	29,498
	KC Co. Ltd.	1,237	33,098
	KC Tech Co. Ltd.	1,553	65,644
	KCC Corp.	755	286,355
	KCC Glass Corp.	1,663	32,954
	KCTC	4,775	19,220
*	Keeps Biopharma, Inc.	2,707	15,109
*	Kencoa Aerospace Co.	1,971	28,976
	KEPCO Engineering & Construction Co., Inc.	461	59,502
#	KEPCO Plant Service & Engineering Co. Ltd.	6,558	278,397
*	KG Chemical Corp.	5,382	25,799
	KG Dongbusteel	2,618	12,453
*	KG Mobility Corp.	5,621	16,534
	Kginicis Co. Ltd.	3,189	24,868
	KH Vatec Co. Ltd.	6,135	58,529
	Kia Corp.	36,879	3,803,763
	KINX, Inc.	828	58,677
	KISCO Corp.	4,815	34,506
	KISCO Holdings Co. Ltd.	1,500	27,440
	KISWIRE Ltd.	2,279	39,688
	KIWOOM Securities Co. Ltd.	3,739	1,019,438
*	KMW Co. Ltd.	3,610	73,250
*	KNJ Co. Ltd.	1,601	43,678
	Koh Young Technology, Inc.	6,568	181,026
	Kolmar Holdings Co. Ltd.	5,313	35,420
	Kolmar Korea Co. Ltd.	3,099	186,287
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Corp.	2,058	$101,517
	Kolon Global Corp.	2,751	21,308
#	Kolon Industries, Inc.	6,135	395,431
*	Kolon Life Science, Inc.	1,355	53,895
	KoMiCo Ltd.	1,753	171,620
*	Komipharm International Co. Ltd.	3,794	24,929
	KONA I Co. Ltd.	1,584	58,697
#	Korea Aerospace Industries Ltd.	5,923	678,579
	Korea Alcohol Industrial Co. Ltd.	1,986	18,896
	Korea Asset In Trust Co. Ltd.	12,352	22,133
	Korea Circuit Co. Ltd.	1,387	88,571
	Korea District Heating Corp.	516	26,791
	Korea Electric Power Corp. (015760 KS)	16,765	502,310
*	Korea Electric Power Corp. (KEP US), Sponsored ADR	6,849	104,721
	Korea Electric Terminal Co. Ltd.	1,455	90,038
	Korea Electronic Power Industrial Development Co. Ltd.	963	13,197
	Korea Fuel-Tech Corp.	8,951	42,482
	Korea Gas Corp.	3,926	104,095
	Korea Information & Communications Co. Ltd.	6,679	51,586
	Korea Information Certificate Authority, Inc.	5,485	24,106
	Korea Investment Holdings Co. Ltd.	10,223	1,679,879
#*	Korea Line Corp.	54,496	95,388
	Korea Movenex Co. Ltd.	6,958	21,168
	Korea Petrochemical Ind Co. Ltd.	952	117,571
#	Korea Petroleum Industries Co.	3,017	32,510
	Korea Ratings Corp.	357	25,597
	Korea Real Estate Investment & Trust Co. Ltd.	72,804	78,605
	Korea United Pharm, Inc.	2,444	33,402

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Zinc Co. Ltd.	325	$348,371
	Korean Air Lines Co. Ltd.	31,904	533,994
	Korean Reinsurance Co.	47,483	396,811
	KPX Chemical Co. Ltd.	240	8,783
*	KPX Electrochem Co. Ltd.	267	1,598
	Krafton, Inc.	3,949	710,015
	KSS LINE Ltd.	5,737	49,630
	Kt alpha Co. Ltd.	3,592	12,443
	KT&G Corp.	8,082	974,380
*	Kukjeon Co. Ltd.	8,691	23,055
	Kumho Petrochemical Co. Ltd.	1,606	159,781
*	Kumho Tire Co., Inc.	31,557	124,735
	Kwang Dong Pharmaceutical Co. Ltd.	8,045	45,039
	Kyeryong Construction Industrial Co. Ltd.	842	16,588
	Kyobo Securities Co. Ltd.	3,968	36,893
	Kyung Dong Navien Co. Ltd.	2,196	115,749
	KZ Precision Corp.	2,708	26,886
	L&C Bio Co. Ltd.	2,000	86,759
*	L&F Co. Ltd.	208	27,783
*	L&K Biomed Co. Ltd.	2,802	13,867
	Lake Materials Co. Ltd.	7,278	114,337
*	LB Semicon, Inc.	10,509	40,264
	Lee Ku Industrial Co. Ltd.	6,694	27,259
	LEENO Industrial, Inc.	8,243	673,115
	LF Corp.	3,299	55,362
	LG Chem Ltd.	2,392	647,857
	LG Corp.	7,678	518,178
#*	LG Display Co. Ltd. (034220 KS)	81,088	677,041
	LG Electronics, Inc.	13,214	1,272,680
#*	LG Energy Solution Ltd.	1,433	449,866
	LG H&H Co. Ltd.	410	70,667
*	LG HelloVision Co. Ltd.	6,626	10,569
	LG Innotek Co. Ltd.	2,797	1,093,503
	LG Uplus Corp.	23,684	253,957
	LIG Accuver Co. Ltd.	1,400	50,117
	LIG Defense&Aerospace Co. Ltd.	1,797	1,139,955
		Shares	Value»
SOUTH KOREA — (Continued)
*	LigaChem Biosciences, Inc.	782	$98,407
*	LOT Vacuum Co. Ltd.	1,947	21,022
	Lotte Chemical Corp.	1,077	83,570
	Lotte Chilsung Beverage Co. Ltd.	748	61,980
	Lotte Corp.	5,981	124,492
*	Lotte Data Communication Co.	920	14,397
*	Lotte Energy Materials Corp.	5,995	272,112
	LOTTE Fine Chemical Co. Ltd.	2,635	124,130
*	Lotte Non-Life Insurance Co. Ltd.	23,223	33,197
	Lotte Rental Co. Ltd.	4,271	97,195
	Lotte Shopping Co. Ltd.	2,712	248,509
*	Lotte Tour Development Co. Ltd.	6,421	90,588
	Lotte Wellfood Co. Ltd.	308	25,272
	LS Corp.	3,418	1,063,386
	LS Eco Energy Ltd.	2,894	172,522
	LS Electric Co. Ltd.	11,285	2,167,238
	LS SECURITIES Co. Ltd.	4,859	25,873
	LTC Co. Ltd.	2,653	83,362
*	LVMC Holdings	27,266	31,416
	LX Holdings Corp.	7,586	46,869
	LX International Corp.	8,618	312,322
	LX Semicon Co. Ltd.	2,154	91,564
	Macquarie Korea Infrastructure Fund	34,860	266,909
	Maeil Dairies Co. Ltd.	413	10,135
	Mcnex Co. Ltd.	2,671	41,871
	Mecaro Co. Ltd.	876	21,669
*	Mediana Co. Ltd.	997	14,159
*	Medipost Co. Ltd.	1,612	30,552
*	MedPacto, Inc.	4,368	15,139
	Medytox, Inc.	576	41,325
	MegaStudy Co. Ltd.	1,570	14,323
	MegaStudyEdu Co. Ltd.	1,318	42,190
*	Meritz Financial Group, Inc.	13,149	995,097
	Mgame Corp.	3,635	13,196
*	MiCo Ltd.	4,582	71,177
#*	Mirae Asset Life Insurance Co. Ltd.	20,945	226,228
	Mirae Asset Securities Co. Ltd.	7,425	329,803

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Mirae Asset Venture Investment Co. Ltd.	9,580	$342,046
	Misto Holdings Corp.	13,565	373,144
	Miwon Commercial Co. Ltd.	135	13,869
	Miwon Specialty Chemical Co. Ltd.	428	35,398
	MK Electron Co. Ltd.	3,613	68,876
	MNTech Co. Ltd.	3,318	23,422
*	Modetour Network, Inc.	87	671
*	Motrex Co. Ltd.	646	3,961
	mPlus Corp.	4,139	49,263
	Muhak Co. Ltd.	3,978	23,893
	Myoung Shin Industrial Co. Ltd.	6,908	62,541
	Namhae Chemical Corp.	6,832	54,146
	Namuga Co. Ltd.	2,257	29,269
	Namyang Dairy Products Co. Ltd.	437	15,518
	NAVER Corp.	8,141	1,169,391
	NC Corp.	1,097	202,539
	NeoPharm Co. Ltd.	2,099	28,979
	Neosem, Inc.	1,196	15,384
	Neowiz	4,493	67,095
*	Nepes Ark Corp.	2,036	52,964
Ω	Netmarble Corp.	3,242	109,247
	New Power Plasma Co. Ltd.	7,326	33,609
	Nexen Corp.	6,437	31,375
	Nexen Tire Corp.	2,311	11,625
	NEXTIN, Inc.	1,178	56,159
	NH Investment & Securities Co. Ltd.	37,610	862,359
	NHN Corp.	2,833	79,269
	NHN KCP Corp.	4,033	54,133
	NICE Holdings Co. Ltd.	9,332	91,947
	Nice Information & Telecommunication, Inc.	1,597	30,417
	NICE Information Service Co. Ltd.	5,763	59,579
	Nong Shim Holdings Co. Ltd.	533	35,240
	NongShim Co. Ltd.	580	148,929
	NOROO Paint & Coatings Co. Ltd.	1,438	8,582
	NOVAREX Co. Ltd.	4,288	43,441
	Novatech Co. Ltd.	681	10,795
*	OCI Co. Ltd.	1,187	121,380
	OCI Holdings Co. Ltd.	4,147	1,045,802
		Shares	Value»
SOUTH KOREA — (Continued)
*	Okins Electronics Co. Ltd.	4,201	$63,413
*	OPTUS Pharmaceutical Co. Ltd.	651	4,013
*	Oriental Precision & Engineering Co. Ltd.	6,454	35,140
	Orion Corp.	4,334	421,023
#	Orion Holdings Corp.	11,381	200,055
*	OSTEONIC Co. Ltd.	5,143	23,071
*	Osung Advanced Materials Co. Ltd.	15,518	15,236
	Otoki Corp.	532	131,507
#	Pan Ocean Co. Ltd.	64,065	240,540
	Pang Rim Co. Ltd.	5,498	21,229
#	Paradise Co. Ltd.	13,719	147,685
	Park Systems Corp.	1,089	214,382
	Partron Co. Ltd.	7,712	43,251
#*	Pearl Abyss Corp.	4,550	181,418
#*	Pentastone Electronics, Inc.	8,385	46,138
	People & Technology, Inc.	3,660	139,839
#*	Peptron, Inc.	879	156,926
	PHA Co. Ltd.	2,750	24,365
	PharmaResearch Co. Ltd.	1,286	274,121
	Pharmicell Co. Ltd.	9,551	118,597
#*	Philoptics Co. Ltd.	2,005	66,060
	PI Advanced Materials Co. Ltd.	2,472	43,225
	PKC Co. Ltd.	3,641	18,130
	Pond Group Co. Ltd.	3,708	14,714
	Poongsan Corp.	2,893	194,239
	Poongsan Holdings Corp.	2,437	74,351
	Posco DX Co. Ltd.	5,440	128,816
	POSCO Future M Co. Ltd.	478	82,145
	POSCO Holdings, Inc. (005490 KS)	4,397	1,386,818
	Posco International Corp.	7,358	434,219
	Posco M-Tech Co. Ltd.	598	8,037
	POSCO Steeleon Co. Ltd.	1,750	9,959
	Protec Co. Ltd.	788	44,315
	PSK Holdings, Inc.	1,973	169,108
	PSK, Inc.	5,413	330,816
	Pulmuone Co. Ltd.	3,882	32,420
	Pumtech Korea Co. Ltd.	1,638	45,938

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Rainbow Robotics	375	$170,773
	Refine Co. Ltd.	4,423	37,886
	RFHIC Corp.	2,728	175,146
*	Robostar Co. Ltd.	324	16,225
*	Robotis Co. Ltd.	525	114,211
	S&S Tech Corp.	3,163	219,213
	S-1 Corp.	3,776	219,948
	Sajo Industries Co. Ltd.	1,155	41,611
	Sajodaerim Corp.	396	8,769
	Sam Chun Dang Pharm Co. Ltd.	507	144,965
	Sam Young Electronics Co. Ltd.	1,154	11,973
	Sam Yung Trading Co. Ltd.	3,122	42,852
††	Samick THK Co. Ltd.	1,032	8,245
*	Samil Pharmaceutical Co. Ltd.	2,221	13,387
	Samji Electronics Co. Ltd.	1,801	39,824
	Sammok S-Form Co. Ltd.	1,590	20,226
#	SAMPYO Cement Co. Ltd.	21,453	246,685
*Ω	Samsung Biologics Co. Ltd.	501	499,525
	Samsung C&T Corp.	4,217	861,552
	Samsung Card Co. Ltd. (029780 KS)	8,836	318,853
	Samsung Electro-Mechanics Co. Ltd.	5,347	3,067,494
	Samsung Electronics Co. Ltd. (005930 KS)	368,352	55,469,238
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	4,257	16,083,947
	Samsung Engineering Co. Ltd.	30,091	1,089,805
*	Samsung Episholdings Co. Ltd.	465	171,753
	Samsung Fire & Marine Insurance Co. Ltd.	3,952	1,234,152
*	Samsung Heavy Industries Co. Ltd.	70,476	1,552,346
	Samsung Life Insurance Co. Ltd.	5,109	868,935
*	Samsung Pharmaceutical Co. Ltd.	8,615	11,832
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung SDI Co. Ltd.	5,241	$2,482,174
	Samsung SDS Co. Ltd.	9,400	1,063,987
	Samsung Securities Co. Ltd.	12,427	910,580
	SAMT Co. Ltd.	10,545	50,723
#	Samwha Capacitor Co. Ltd.	1,609	73,928
	Samwha Electric Co. Ltd.	1,472	48,935
*	Samyang Biopharmaceuticals Corp.	1,620	84,151
	Samyang Corp.	686	22,376
	Samyang Foods Co. Ltd.	654	593,785
	Samyang Holdings Corp.	775	36,673
	Samyoung Co. Ltd.	7,430	57,168
	Sang-A Frontec Co. Ltd.	2,092	38,958
	Sangsin Energy Display Precision Co. Ltd.	2,372	42,920
	Sanil Electric Co. Ltd.	748	136,545
	Satrec Initiative Co. Ltd.	761	85,286
*	SDN Co. Ltd.	20,218	19,883
	SeAH Besteel Holdings Corp.	4,527	231,688
	SeAH Holdings Corp.	156	17,090
	SeAH Steel Corp.	406	48,767
	SeAH Steel Holdings Corp.	327	53,074
	Sebang Co. Ltd.	1,688	18,205
	Sebang Global Battery Co. Ltd.	851	38,196
	Sebo Manufacturing Engineer Corp.	1,217	19,360
	Seegene, Inc.	4,451	74,032
	Segyung Hitech Co. Ltd.	4,675	15,209
	Sejin Heavy Industries Co. Ltd.	5,019	70,518
*	Sekonix Co. Ltd.	4,325	16,463
*	SEMCNS Co. Ltd.	2,330	22,758
	Seobu T&D	8,529	86,688
††	Seohee Construction Co. Ltd.	27,909	11,459
*	Seojin System Co. Ltd.	4,474	181,687
#*	Seoul Semiconductor Co. Ltd.	11,314	127,516
	Seoyon Co. Ltd.	6,312	40,575

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seoyon E-Hwa Co. Ltd.	8,945	$85,808
*††	Sewon E&C Co. Ltd.	4,592	139
	SFA Engineering Corp.	4,261	91,195
#*	SFA Semicon Co. Ltd.	17,707	101,409
*	SG Co. Ltd.	2,154	3,852
	SGC Energy Co. Ltd.	2,127	85,611
*	Shin Heung Energy & Electronics Co. Ltd.	3,806	27,259
	Shindaeyang Paper Co. Ltd.	4,097	36,105
	Shinhan Financial Group Co. Ltd. (055550 KS)	26,372	1,790,888
*	SHINHWAPRITECH Co. Ltd.	8,442	14,606
	Shinil Electronics Co. Ltd.	12,619	12,579
	Shinsegae Information & Communication Co. Ltd.	940	13,521
	Shinsegae International, Inc.	3,020	30,530
	Shinsegae, Inc.	1,122	310,087
	Shinsung Delta Tech Co. Ltd.	1,657	65,494
*	Shinsung E&G Co. Ltd.	17,308	46,619
	Shinsung ST Co. Ltd.	376	9,510
	Shinwon Corp.	20,627	19,378
#*	Shinyoung Securities Co. Ltd.	1,097	147,804
	Silicon2 Co. Ltd.	2,838	85,055
*	SillaJen, Inc.	9,443	22,343
	SIMMTECH Co. Ltd.	2,335	140,190
	Sindoh Co. Ltd.	945	31,911
*	SK Biopharmaceuticals Co. Ltd.	4,968	339,230
*	SK Bioscience Co. Ltd.	2,926	85,773
	SK Chemicals Co. Ltd.	1,929	77,716
	SK Discovery Co. Ltd.	2,415	91,140
*	SK Eternix Co. Ltd.	1,130	44,681
#	SK Gas Ltd.	955	186,162
	SK Hynix, Inc.	65,570	58,473,227
*Ω	SK IE Technology Co. Ltd.	5,255	94,630
	SK Innovation Co. Ltd.	3,402	337,740
	SK Networks Co. Ltd.	24,413	96,971
*	SK oceanplant Co. Ltd.	4,856	81,013
#*	SK Securities Co. Ltd.	47,383	168,629
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Telecom Co. Ltd. (017670 KS)	11,675	$756,564
	SK, Inc.	3,673	1,069,193
*	SKC Co. Ltd.	1,089	87,824
	SL Corp.	7,455	319,317
#	SM Entertainment Co. Ltd.	1,853	121,518
*	SMEC Co. Ltd.	9,307	28,146
*	Smotronic Co. Ltd.	5,430	10,147
	SNT Dynamics Co. Ltd.	1,189	48,270
	SNT Energy Co. Ltd.	582	22,349
	SNT Holdings Co. Ltd.	1,458	61,493
	SNT Motiv Co. Ltd.	3,279	77,834
	SOCAR, Inc.	1,053	12,694
*	S-Oil Corp.	7,287	663,203
#	Solid, Inc.	14,369	166,736
	SOLUM Co. Ltd.	5,241	69,059
	Solus Advanced Materials Co. Ltd.	6,314	56,410
*	Solux Co. Ltd.	7,431	18,980
	Soop Co. Ltd.	721	28,548
	Soosan Industries Co. Ltd.	875	20,285
	Soulbrain Co. Ltd.	479	150,710
	Soulbrain Holdings Co. Ltd.	938	46,900
	SPG Co. Ltd.	1,755	153,362
	Spigen Korea Co. Ltd.	670	12,131
	ST Pharm Co. Ltd.	2,276	235,827
*	STIC Investments, Inc.	5,248	35,938
*	Studio Dragon Corp.	555	13,117
*	STX Engine Co. Ltd.	2,201	92,914
*	Sugentech, Inc.	2,991	11,266
	Suheung Co. Ltd.	950	12,891
	Sun Kwang Co. Ltd.	934	15,059
	Sung Kwang Bend Co. Ltd.	3,967	125,057
	Sungwoo Hitech Co. Ltd.	16,132	97,685
	Sunic System Ltd.	447	31,547
	Sunjin Co. Ltd.	6,694	48,752
*	Suprema, Inc.	934	35,327
*	Suresoft Technologies, Inc.	1,148	5,865
*	SY Steel Tech, Inc.	8,600	21,792
*	Synopex, Inc.	21,224	85,974
	Systems Technology, Inc.	2,383	61,443
	T&L Co. Ltd.	1,674	69,746
	T3 Entertainment Co. Ltd.	3,965	9,412
	Taekwang Industrial Co. Ltd.	58	46,772
*	Taewoong Co. Ltd.	1,900	68,906

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taeyoung Engineering & Construction Co. Ltd.	7,166	$9,496
*	Taihan Cable & Solution Co. Ltd.	5,475	210,542
	TCC Steel	1,417	19,096
	TechWing, Inc.	1,921	76,103
	TEMC Co. Ltd.	2,068	24,315
	TES Co. Ltd.	2,767	160,678
*	TK Chemical Corp.	18,495	34,280
	TK Corp.	3,223	100,712
	TKG Huchems Co. Ltd.	4,068	52,014
	TLB Co. Ltd.	1,294	78,504
#	Tokai Carbon Korea Co. Ltd.	1,134	228,824
*	Tongyang Life Insurance Co. Ltd.	11,905	66,914
	Tovis Co. Ltd.	3,928	47,119
	TSE Co. Ltd.	887	102,867
	TYM Corp.	3,439	18,740
	Ubiquoss, Inc.	4,740	47,730
	Uju Electronics Co. Ltd.	1,489	40,121
	Unid Co. Ltd.	1,233	79,124
	Union Semiconductor Equipment & Materials Co. Ltd.	5,005	39,626
*	UniTest, Inc.	2,780	34,958
	Unitrontech Co. Ltd.	3,915	15,121
	Viatron Technologies, Inc.	3,669	28,678
*††	Vidente Co. Ltd.	14,607	6,135
	Vieworks Co. Ltd.	367	6,762
*	Vina Tech Co. Ltd.	362	43,666
	Vitzro Tech Co. Ltd.	1,767	20,398
#	Vitzrocell Co. Ltd.	7,360	285,243
*	VM, Inc.	2,186	80,132
*	Voronoi, Inc.	204	39,619
*	VT Co. Ltd.	5,301	61,126
	Won Tech Co. Ltd.	11,985	59,562
*	Wonik Holdings Co. Ltd.	12,841	289,207
	WONIK IPS Co. Ltd.	2,595	209,708
	Wonik Materials Co. Ltd.	2,517	90,733
	Wonik QnC Corp.	4,133	107,354
	Woojin, Inc.	2,181	41,923
	Woori Financial Group, Inc. (316140 KS)	105,559	2,407,179
#*	Woori Technology Investment Co. Ltd.	17,795	79,325
*	Woori Technology, Inc.	17,393	256,759
		Shares	Value»
SOUTH KOREA — (Continued)
	Worldex Industry & Trading Co. Ltd.	3,120	$70,188
	Y G-1 Co. Ltd.	4,569	48,832
*	YC Corp.	2,627	39,572
*	Yest Co. Ltd.	2,415	45,070
	YG Entertainment, Inc.	1,103	40,475
	YG PLUS	5,446	18,910
*	YMT Co. Ltd.	3,261	39,850
	Youlchon Chemical Co. Ltd.	1,117	19,566
	Young Poong Corp.	369	16,485
	Youngone Corp.	4,649	260,672
#	Youngone Holdings Co. Ltd.	2,175	307,417
	Yuanta Securities Korea Co. Ltd.	16,170	57,823
	Yuhan Corp.	1,727	107,763
*	Yungjin Pharmaceutical Co. Ltd.	10,300	12,330
	Zeus Co. Ltd.	3,897	43,028
TOTAL SOUTH KOREA			273,723,593
TAIWAN — (32.5%)
	104 Corp.	4,000	27,885
	Aaeon Technology, Inc.	2,398	9,304
	ABC Taiwan Electronics Corp.	29,000	27,619
	Abico Avy Co. Ltd.	47,025	60,983
#	Ability Enterprise Co. Ltd.	62,144	155,842
	Ability Opto-Electronics Technology Co. Ltd.	7,000	24,147
	AcBel Polytech, Inc.	179,890	273,849
	Accton Technology Corp.	48,000	3,515,354
	Acer Cyber Security, Inc.	2,000	10,600
	Acer E-Enabling Service Business, Inc.	4,000	24,681
	Acer, Inc.	623,000	547,771
#	ACES Electronic Co. Ltd.	51,882	144,698
*	Acme Electronics Corp.	14,000	12,773
	Acter Group Corp. Ltd.	14,000	374,241
	Action Electronics Co. Ltd.	33,000	13,322
	Actron Technology Corp.	10,902	47,453
#	ADATA Technology Co. Ltd.	95,417	1,363,174

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Addcn Technology Co. Ltd.	6,634	$32,462
*	Adimmune Corp.	33,000	18,493
	Adlink Technology, Inc.	27,000	64,423
	Advanced Ceramic X Corp.	4,000	21,890
#	Advanced Energy Solution Holding Co. Ltd.	4,000	143,336
	Advanced International Multitech Co. Ltd.	27,000	50,376
*	Advanced Optoelectronic Technology, Inc.	13,000	11,072
	Advanced Power Electronics Corp.	16,000	60,999
#	Advanced Wireless Semiconductor Co.	39,000	180,340
	Advancetek Enterprise Co. Ltd.	69,000	57,439
	Advantech Co. Ltd.	42,498	485,984
#	Aero Win Technology Corp.	12,000	13,362
	Aerospace Industrial Development Corp.	79,000	117,806
	AGV Products Corp.	162,000	50,713
#	AIC, Inc.	9,028	194,497
	Air Asia Co. Ltd.	10,000	14,894
	Airoha Technology Corp.	2,000	35,083
	Airtac International Group	14,000	653,659
	Alchip Technologies Ltd.	6,000	802,529
	Alexander Marine Co. Ltd.	8,272	44,574
*	ALI Corp.	5,000	3,745
	Allied Circuit Co. Ltd.	6,470	86,626
	Allis Electric Co. Ltd.	51,396	179,956
	Alltek Technology Corp.	46,480	76,965
	Alltop Technology Co. Ltd.	11,000	115,987
	Alpha Networks, Inc.	72,000	77,188
	Altek Corp.	76,962	99,253
	Amazing Microelectronic Corp.	9,564	23,631
	Ambassador Hotel	63,000	83,319
	Ampire Co. Ltd.	18,000	14,376
	Ample Electronic Technology Co. Ltd.	7,350	57,446
#	AMPOC Far-East Co. Ltd.	29,564	116,767
		Shares	Value»
TAIWAN — (Continued)
#	AmTRAN Technology Co. Ltd.	165,109	$219,402
*	Amulaire Thermal Technology, Inc.	24,000	22,791
	Analog Integrations Corp.	2,000	27,189
	Anderson Industrial Corp.	50,000	46,122
	Anji Technology Co. Ltd.	2,299	2,440
	Anpec Electronics Corp.	8,000	60,563
	Apac Opto Electronics, Inc.	17,000	117,690
	Apacer Technology, Inc.	37,000	263,795
#	APAQ Technology Co. Ltd.	15,000	77,455
	Apex Biotechnology Corp.	25,000	22,572
	Apex Dynamics, Inc.	1,000	24,466
*	Apex International Co. Ltd.	62,248	104,418
	Apex Science & Engineering	54,060	18,276
	ARBOR Technology Corp.	19,000	31,835
	Arcadyan Technology Corp.	48,000	243,049
	Ardentec Corp.	135,000	847,547
	ARES International Corp.	12,000	20,062
	Argosy Research, Inc.	19,000	101,386
	ASE Technology Holding Co. Ltd.	357,000	5,595,850
#	Asia Cement Corp.	132,000	146,371
	Asia Electronic Material Co. Ltd.	22,000	31,088
	Asia Metal Industries, Inc.	6,000	73,530
#	Asia Optical Co., Inc.	62,000	276,657
	Asia Tech Image, Inc.	20,000	45,733
	Asia Vital Components Co. Ltd.	39,330	3,600,834
	ASIX Electronics Corp.	8,000	26,247
	ASMedia Technology, Inc.	3,000	131,998
	ASolid Technology Co. Ltd.	9,000	25,817
	ASPEED Technology, Inc.	4,200	2,257,804
	ASROCK, Inc.	11,000	83,294

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Asustek Computer, Inc.	56,000	$1,037,568
	ATE Energy International Co. Ltd.	44,013	33,557
	Aten International Co. Ltd.	18,000	39,323
	Audix Corp.	20,000	42,258
#	AUO Corp. (2409 TT)	1,039,200	571,458
	AURAS Technology Co. Ltd.	7,000	258,490
	Avalue Technology, Inc.	11,000	31,910
	Avermedia Technologies	38,000	57,237
	Axiomtek Co. Ltd.	24,893	85,605
	Azurewave Technologies, Inc.	25,000	48,584
	Bafang Yunji International Co. Ltd.	10,000	56,059
	Bank of Kaohsiung Co. Ltd.	162,066	60,691
#	Baotek Industrial Materials Ltd.	22,000	81,235
	Basso Industry Corp.	20,000	20,539
	BenQ Materials Corp.	3,000	2,455
*	BES Engineering Corp.	447,427	185,259
	Best Precision Industrial Co. Ltd.	5,000	20,164
#*	Bin Chuan Enterprise Co. Ltd.	29,000	53,871
	B'in Live Co. Ltd.	8,000	18,515
*	Bionime Corp.	13,536	26,480
*	Biostar Microtech International Corp.	31,000	42,019
	Bioteque Corp.	12,000	43,809
	Bizlink Holding, Inc.	28,461	2,555,602
	Bonny Worldwide Ltd.	5,000	23,333
	Bora Pharmaceuticals Co. Ltd.	6,591	85,708
	Brightek Optoelectronic Co. Ltd.	9,000	12,185
	Brighton-Best International Taiwan, Inc.	131,000	139,310
	Brillian Network & Automation Integrated System Co. Ltd.	7,777	111,581
	Brogent Technologies, Inc.	9,351	27,768
		Shares	Value»
TAIWAN — (Continued)
	C Sun Manufacturing Ltd.	8,600	$168,064
*	Calin Technology Co. Ltd.	12,000	11,094
	Calitech Co. Ltd.	10,000	30,683
*	Caliway Biopharmaceuticals Co. Ltd.	35,000	116,117
	Capital Futures Corp.	42,856	76,169
	Capital Securities Corp.	493,000	439,567
#*	Career Technology MFG. Co. Ltd.	155,871	89,625
	Castles Technology Co. Ltd.	17,225	26,061
	Caswell, Inc.	17,000	43,826
#	Catcher Technology Co. Ltd.	93,000	612,562
	Cathay Chemical Works	8,000	11,727
	Cathay Consolidated, Inc.	6,299	18,353
	Cathay Financial Holding Co. Ltd.	682,358	1,665,713
	Cathay Real Estate Development Co. Ltd.	181,000	133,143
*	CCP Contact Probes Co. Ltd.	25,554	229,805
#	Center Laboratories, Inc.	181,900	226,240
	Central Reinsurance Co. Ltd.	123,105	116,992
	Chailease Holding Co. Ltd.	147,477	540,497
	Champion Building Materials Co. Ltd.	38,000	10,294
	Champion Microelectronic Corp.	9,000	15,407
	Chang Hwa Commercial Bank Ltd.	897,454	599,908
	Chang Wah Electromaterials, Inc.	117,000	178,604
	Chang Wah Technology Co. Ltd.	86,000	142,661
	Channel Well Technology Co. Ltd.	44,000	78,094
	Chant Sincere Co. Ltd.	7,000	19,266

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Charoen Pokphand Enterprise	55,800	$244,296
	CHC Resources Corp.	14,000	30,853
	Chen Full International Co. Ltd.	26,000	52,371
	Chenbro Micom Co. Ltd.	4,000	145,376
	Cheng Fwa Industrial Co. Ltd.	15,000	8,479
	Cheng Loong Corp.	76,000	42,307
#*	Cheng Mei Materials Technology Corp.	154,962	193,353
	Cheng Shin Rubber Industry Co. Ltd.	113,000	111,818
	Cheng Uei Precision Industry Co. Ltd.	106,000	125,521
	Chenming Electronic Technology Corp.	13,000	43,639
	Chia Chang Co. Ltd.	35,000	42,166
	Chia Hsin Cement Corp.	27,220	11,574
	Chicony Electronics Co. Ltd.	142,000	559,133
#	Chicony Power Technology Co. Ltd.	39,000	100,234
#	Chief Telecom, Inc.	9,300	100,952
	Chien Kuo Construction Co. Ltd.	39,200	50,520
	Chien Shing Harbour Service Co. Ltd.	22,000	29,245
	Chime Ball Technology Co. Ltd.	10,000	23,220
	China Airlines Ltd.	377,000	213,668
	China Bills Finance Corp.	185,000	98,150
#	China Fineblanking Technology Co. Ltd.	13,000	8,919
	China General Plastics Corp.	72,000	33,868
	China Glaze Co. Ltd.	46,000	37,715
*	China Man-Made Fiber Corp.	202,000	41,990
	China Motor Corp.	31,000	53,244
#*	China Petrochemical Development Corp.	635,490	149,493
	China Steel Chemical Corp.	15,000	37,096
	China Steel Corp.	746,000	442,949
	China Wire & Cable Co. Ltd.	22,000	22,293
	Chinese Maritime Transport Ltd.	16,000	27,496
		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co. Ltd.	46,854	$27,067
#	Chin-Poon Industrial Co. Ltd.	91,000	148,864
	Chipbond Technology Corp.	117,000	609,861
	ChipMOS Technologies, Inc. (8150 TT)	168,000	377,616
	Chlitina Holding Ltd.	3,301	11,122
	Chong Hong Development Co. Ltd.	49,939	123,043
	Chroma ATE, Inc.	23,000	1,571,597
	Chun YU Works & Co. Ltd.	23,750	11,054
	Chun Yuan Steel Industry Co. Ltd.	129,000	100,974
*	Chung Hung Steel Corp.	222,000	124,119
	Chung Hwa Chemical Industrial Works Ltd.	27,000	70,677
	Chung Lien Co. Ltd.	9,000	9,281
	Chung Tai Resource Technology Corp.	21,000	56,965
	Chung-Hsin Electric & Machinery Manufacturing Corp.	86,000	405,712
	Chunghwa Precision Test Tech Co. Ltd.	5,000	559,834
	Chunghwa Telecom Co. Ltd. (2412 TT)	93,000	399,315
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	14,287	619,199
	CKM Applied Materials Corp.	8,000	7,591
#	Cleanaway Co. Ltd. (8422 TT)	350,000	306,990
	Clevo Co.	97,000	118,211
	CMC Magnetics Corp.	234,800	75,863
#	Compal Electronics, Inc.	625,000	577,789
#	Compeq Manufacturing Co. Ltd.	209,000	1,629,770
	Concord International Securities Co. Ltd.	97,092	88,643
	Concord Securities Co. Ltd.	131,185	81,357
	Continental Holdings Corp.	52,000	34,083

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Contrel Technology Co. Ltd.	46,000	$153,574
	Coremax Corp.	28,042	76,159
#	Coretronic Corp.	51,000	108,408
	Co-Tech Development Corp.	75,000	954,915
#	Creative Sensor, Inc.	30,000	47,249
	CTBC Financial Holding Co. Ltd.	1,403,000	2,320,595
	CTCI Advanced Systems, Inc.	3,000	15,479
	CTCI Corp.	103,134	120,218
	CviLux Corp.	17,500	69,695
	CyberPower Systems, Inc.	15,600	92,901
*	CyberTAN Technology, Inc.	64,000	50,984
	Cystech Electronics Corp.	3,835	13,049
#	DA CIN Construction Co. Ltd.	70,200	160,165
	Dafeng TV Ltd.	21,000	31,082
	Dah San Electric Wire & Cable Co. Ltd.	20,828	30,054
	Da-Li Development Co. Ltd.	75,129	108,026
	Darwin Precisions Corp.	57,600	23,485
	Davicom Semiconductor, Inc.	13,000	10,843
	Daxin Materials Corp.	5,000	71,126
	Delta Electronics, Inc.	67,000	4,698,405
	Depo Auto Parts Ind Co. Ltd.	33,000	130,742
	Desiccant Technology Corp.	6,600	50,278
	DFI, Inc.	10,000	17,955
	Dimerco Data System Corp.	15,600	46,283
	Dimerco Express Corp.	29,052	71,625
	D-Link Corp.	85,000	37,630
	Donpon Precision, Inc.	18,200	26,966
	Draytek Corp.	16,000	12,311
	Drewloong Precision, Inc.	8,571	39,264
#	Dynamic Holding Co. Ltd.	112,886	637,854
#	Dynapack International Technology Corp.	46,000	536,944
	E Ink Holdings, Inc.	17,000	74,805
	E.Sun Financial Holding Co. Ltd.	1,148,145	1,158,496
#	Eastech Holding Ltd.	18,000	43,733
		Shares	Value»
TAIWAN — (Continued)
	Eastern Media International Corp.	88,371	$56,716
	eCloudvalley Digital Technology Co. Ltd.	4,000	8,744
	ECOVE Environment Corp.	10,000	91,229
	Edimax Technology Co. Ltd.	46,000	21,368
	Edison Opto Corp.	24,084	17,861
*	Edom Technology Co. Ltd.	55,000	67,098
	eGalax_eMPIA Technology, Inc.	9,000	14,512
*	Egis Technology, Inc.	14,000	54,914
*	EirGenix, Inc.	18,000	25,735
	Elan Microelectronics Corp.	106,000	460,032
	E-LIFE MALL Corp.	11,000	17,363
	Elite Advanced Laser Corp.	30,000	293,622
	Elite Material Co. Ltd.	19,000	2,831,088
#	Elitegroup Computer Systems Co. Ltd.	85,000	55,803
#	eMemory Technology, Inc.	7,000	886,499
	Emerging Display Technologies Corp.	48,000	34,767
	Ennoconn Corp.	30,272	310,947
	Ennostar, Inc.	147,000	346,728
	EOI Investment Holdings Co. Ltd.	25,000	15,418
*	Epileds Technologies, Inc.	30,000	45,521
*	Episil Technologies, Inc.	52,000	110,881
	Eris Technology Corp.	2,633	18,415
	Eson Precision Ind Co. Ltd.	33,000	111,586
#	Eternal Materials Co. Ltd.	286,950	722,558
	Eurocharm Holdings Co. Ltd.	12,000	63,227
	Eva Airways Corp.	478,000	506,230
	Ever Ohms Technology Co. Ltd.	12,000	14,449
	Ever Supreme Bio Technology Co. Ltd.	3,519	14,327
*	Everest Textile Co. Ltd.	157,000	34,613
	Evergreen Aviation Technologies Corp.	31,000	151,141
	Evergreen International Storage & Transport Corp.	44,000	66,371

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Evergreen Marine Corp. Taiwan Ltd.	127,400	$814,998
#	EVERGREEN Steel Corp.	54,000	166,955
#	Everlight Chemical Industrial Corp.	126,000	229,691
	Everlight Electronics Co. Ltd.	92,000	207,449
	Evertop Wire Cable Corp.	36,000	25,323
	Excelliance Mos Corp.	5,000	14,271
#	Excelsior Medical Co. Ltd.	46,928	105,811
	EZconn Corp.	13,000	885,995
	Far Eastern Department Stores Ltd.	184,000	129,275
	Far Eastern International Bank	754,407	292,517
	Far Eastern New Century Corp.	252,000	205,714
	Far EasTone Telecommunications Co. Ltd.	260,797	777,792
#	Faraday Technology Corp.	43,081	232,607
	Farglory F T Z Investment Holding Co. Ltd.	39,772	58,467
	Farglory Land Development Co. Ltd.	67,000	145,755
	Feature Integration Technology, Inc.	10,000	37,880
*	Federal Corp.	70,000	41,647
	Feedback Technology Corp.	14,040	86,362
	Feng Hsin Steel Co. Ltd.	124,000	238,559
	FIC Global, Inc.	23,000	48,278
*	FineMat Applied Materials Co. Ltd.	19,000	18,641
	FineTek Co. Ltd.	10,404	33,040
	Firich Enterprises Co. Ltd.	44,000	31,250
	First Copper Technology Co. Ltd.	75,000	89,642
	First Financial Holding Co. Ltd.	827,173	755,510
	First Hotel	65,000	25,529
	First Insurance Co. Ltd.	64,000	52,829
		Shares	Value»
TAIWAN — (Continued)
*	First Steamship Co. Ltd.	116,000	$18,408
	FIT Holding Co. Ltd.	21,000	13,431
#	Fitipower Integrated Technology, Inc.	17,150	83,115
*	FLEXium Interconnect, Inc.	42,000	88,168
	Flytech Technology Co. Ltd.	27,000	92,999
	Forcecon Tech Co. Ltd.	24,672	74,404
	Forest Water Environment Engineering Co. Ltd.	17,544	20,045
#	Formosa Advanced Technologies Co. Ltd.	58,000	113,506
	Formosa Chemicals & Fibre Corp.	458,000	762,196
	Formosa International Hotels Corp.	14,000	74,572
	Formosa Laboratories, Inc.	23,000	39,432
	Formosa Optical Technology Co. Ltd.	8,000	24,736
	Formosa Petrochemical Corp.	84,000	150,094
#	Formosa Plastics Corp.	377,000	615,612
#	Formosa Sumco Technology Corp.	21,000	127,795
	Formosa Taffeta Co. Ltd.	86,000	43,399
	Formosan Rubber Group, Inc.	75,700	62,853
	Formosan Union Chemical Corp.	69,000	40,688
	Fortune Electric Co. Ltd.	25,000	711,911
	Fositek Corp.	4,000	268,370
#	Foxconn Technology Co. Ltd.	164,000	271,870
#	Foxsemicon Integrated Technology, Inc.	33,000	327,995
	Franbo Lines Corp.	42,663	23,258
	Froch Enterprise Co. Ltd.	40,000	20,228
#	FSP Technology, Inc.	39,000	61,484
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	22,325

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Fu Hua Innovation Co. Ltd.	107,642	$47,287
	Fubon Financial Holding Co. Ltd.	564,667	1,609,351
#	Fulgent Sun International Holding Co. Ltd.	34,443	84,880
	Fullerton Technology Co. Ltd.	41,000	32,865
#*	Fulltech Fiber Glass Corp.	121,890	431,376
	Fusheng Precision Co. Ltd.	32,000	254,888
	Fwusow Industry Co. Ltd.	29,000	12,377
	G Shank Enterprise Co. Ltd.	41,416	155,661
	Gallant Micro Machining Co. Ltd.	1,000	47,347
	Gallant Precision Machining Co. Ltd.	11,000	46,198
	Gamania Digital Entertainment Co. Ltd.	30,000	37,532
*	GCS Holdings, Inc.	23,969	526,573
	GEM Services, Inc.	27,000	79,238
#	Gemtek Technology Corp.	95,000	103,949
*	General Interface Solution GIS Holding Ltd.	54,000	131,697
	Generalplus Technology, Inc.	14,000	20,680
*	Genesis Technology, Inc.	12,000	9,890
	Genesys Logic, Inc.	9,000	28,657
	Genius Electronic Optical Co. Ltd.	18,000	292,426
	Genovate Biotechnology Co. Ltd.	18,148	15,821
	GeoVision, Inc.	12,460	21,400
#	Getac Holdings Corp.	71,000	220,020
	GFC Ltd.	19,000	70,297
*	Giantplus Technology Co. Ltd.	57,000	24,022
#	Gigabyte Technology Co. Ltd.	125,000	1,088,468
*	Gigasolar Materials Corp.	9,474	35,786
#*	Gigastorage Corp.	108,000	105,580
	Global Brands Manufacture Ltd.	71,215	226,609
		Shares	Value»
TAIWAN — (Continued)
	Global Lighting Technologies, Inc.	9,000	$10,706
#	Global Mixed Mode Technology, Inc.	19,000	152,079
	Global PMX Co. Ltd.	18,000	77,075
	Global Unichip Corp.	8,000	1,106,099
#	Global View Co. Ltd.	15,000	20,337
	Globaltek Fabrication Co. Ltd.	12,000	25,698
#	Globalwafers Co. Ltd.	61,000	1,146,235
	Gloria Material Technology Corp.	68,000	69,399
*	GlycoNex, Inc.	29,527	22,521
	GMI Technology, Inc.	22,463	29,181
	Gold Circuit Electronics Ltd.	20,800	941,531
*	Gold Rain Enterprises Corp.	10,000	14,189
	Golden Long Teng Development Co. Ltd.	35,000	28,513
#	Goldsun Building Materials Co. Ltd.	194,000	216,212
	Good Finance Securities Co. Ltd.	19,000	20,167
	Good Will Instrument Co. Ltd.	24,000	43,777
#	Gordon Auto Body Parts	47,000	42,081
	Gourmet Master Co. Ltd.	5,000	10,064
	Grand Fortune Securities Co. Ltd.	61,990	30,281
*	Grand Pacific Petrochemical	273,433	106,184
	Grand Process Technology Corp.	3,000	287,564
	Grape King Bio Ltd.	33,000	117,317
	Great China Metal Industry	51,000	34,374
	Great Taipei Gas Co. Ltd.	43,000	40,101
	Great Tree Pharmacy Co. Ltd.	10,821	26,517
	Great Wall Enterprise Co. Ltd.	213,100	359,565
	Greatek Electronics, Inc.	135,000	362,174
	Green World FinTech Service Co. Ltd.	32,000	48,581
	Group Up Industrial Co. Ltd.	11,000	164,417
	GTM Holdings Corp.	36,000	33,662

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gudeng Precision Industrial Co. Ltd.	15,246	$264,019
	Hannstar Board Corp.	81,840	216,767
#*	HannStar Display Corp.	519,000	134,289
*	HannsTouch Holdings Co.	136,000	52,780
	Hanpin Electron Co. Ltd.	20,000	33,096
*	Harvatek Corp.	23,000	18,453
	HD Renewable Energy Co. Ltd.	7,000	19,938
#	Hey Song Corp.	98,000	109,339
	Hi-Clearance, Inc.	7,518	32,279
	Highwealth Construction Corp.	250,917	318,376
	Hi-Lai Foods Co. Ltd.	6,000	29,501
	HIM International Music, Inc.	10,000	26,712
*	Hitron Technology, Inc.	19,000	18,339
	Hiwin Mikrosystem Corp.	9,000	64,582
	Hiwin Technologies Corp.	61,701	618,354
	Hiyes International Co. Ltd.	20,759	46,635
	Ho Tung Chemical Corp.	143,000	42,584
	Hocheng Corp.	59,960	33,240
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	34,349
*	Holtek Semiconductor, Inc.	20,000	34,420
	Holy Stone Enterprise Co. Ltd.	29,550	202,450
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	602,000	4,253,141
	Hong Pu Real Estate Development Co. Ltd.	57,000	38,801
	Hong TAI Electric Industrial	76,000	86,000
	Horizon Securities Co. Ltd.	57,240	25,810
*	Hota Industrial Manufacturing Co. Ltd.	51,000	84,034
	Hotai Finance Co. Ltd.	22,480	43,380
#	Hotai Motor Co. Ltd.	19,100	288,352
	Hsin Kuang Steel Co. Ltd.	29,000	37,206
		Shares	Value»
TAIWAN — (Continued)
	Hsing TA Cement Co.	41,000	$20,012
#*	HTC Corp.	179,000	229,400
	Hu Lane Associate, Inc.	15,058	51,330
	HUA ENG Wire & Cable Co. Ltd.	119,000	124,162
	Hua Nan Financial Holdings Co. Ltd.	790,960	802,459
	Hua Yu Lien Development Co. Ltd.	19,961	31,497
	Huaku Development Co. Ltd.	53,150	211,698
	Huang Hsiang Construction Corp.	51,838	61,445
	Hung Ching Development & Construction Co. Ltd.	6,000	6,510
	Hung Sheng Construction Ltd.	80,000	48,171
	Huxen Corp.	7,000	10,028
	Hwa Fong Rubber Industrial Co. Ltd.	78,000	35,427
#	Hwacom Systems, Inc.	32,000	56,836
#	Hwang Chang General Contractor Co. Ltd.	85,053	126,299
	IBF Financial Holdings Co. Ltd.	908,953	416,804
*	IC Plus Corp.	7,000	15,198
#	Ichia Technologies, Inc.	75,000	169,842
	I-Chiun Precision Industry Co. Ltd.	56,864	492,302
*	Ideal Bike Corp.	48,000	9,137
	IEI Integration Corp.	52,000	114,115
	In Win Development, Inc.	9,000	25,291
#	Infortrend Technology, Inc.	72,000	92,395
	Info-Tek Corp.	13,000	13,810
	Ingentec Corp.	5,512	87,973
	Innodisk Corp.	8,813	357,185
#	Innolux Corp.	925,587	707,206
	Inpaq Technology Co. Ltd.	26,205	63,403
	Insyde Software Corp.	8,000	79,947
	Intai Technology Corp.	11,000	34,511
	Integrated Service Technology, Inc.	22,579	143,948
*	IntelliEPI, Inc.	10,000	257,938
	Interactive Digital Technologies, Inc.	13,000	34,938

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	International Games System Co. Ltd.	38,000	$903,226
#	Inventec Corp.	225,000	329,632
#	Iron Force Industrial Co. Ltd.	20,742	57,571
	I-Sheng Electric Wire & Cable Co. Ltd.	44,000	66,411
	ITE Technology, Inc.	43,000	169,978
	ITEQ Corp.	66,000	573,209
	Jarllytec Co. Ltd.	9,225	30,099
	Jean Co. Ltd.	34,183	19,735
	Jentech Precision Industrial Co. Ltd.	4,299	748,438
#	Jetwell Computer Co. Ltd.	10,080	55,272
	Jih Lin Technology Co. Ltd.	14,000	24,544
	Jiin Yeeh Ding Enterprise Co. Ltd.	25,000	67,583
#	Jinan Acetate Chemical Co. Ltd.	62,880	84,623
	Johnson Chemical Pharmaceutical Works Corp.	16,000	27,783
#	Johnson Health Tech Co. Ltd.	15,000	58,164
#	JPC connectivity, Inc.	26,000	172,129
#	JPP Holding Co. Ltd.	18,000	198,601
#	JSL Construction & Development Co. Ltd.	48,130	82,648
	Kaimei Electronic Corp.	27,400	74,807
#	Kao Fong Machinery Co. Ltd.	8,000	12,048
	Kaori Heat Treatment Co. Ltd.	9,000	367,915
	Kedge Construction Co. Ltd.	26,407	70,499
	Keding Enterprises Co. Ltd.	10,000	43,290
	Kenda Rubber Industrial Co. Ltd.	74,051	40,451
	Kent Industrial Co. Ltd.	12,000	9,158
	Kerry TJ Logistics Co. Ltd.	56,000	53,465
	Keystone Microtech Corp.	8,000	550,666
	KGI Financial Holding Co. Ltd.	2,092,010	1,425,806
#	KHGEARS International Ltd.	10,000	57,081
		Shares	Value»
TAIWAN — (Continued)
	Kindom Development Co. Ltd.	86,600	$80,724
	King Chou Marine Technology Co. Ltd.	27,000	40,234
	King Polytechnic Engineering Co. Ltd.	17,400	27,136
	King Slide Works Co. Ltd.	5,000	634,342
#	King Yuan Electronics Co. Ltd.	190,000	1,857,706
	Kingwaytek Technology Co. Ltd.	5,000	9,661
	Kinik Co.	27,000	470,615
#*	Kinko Optical Co. Ltd.	54,000	108,612
#	Kinpo Electronics	367,000	324,405
	Kinsus Interconnect Technology Corp.	63,443	1,077,795
	KMC Kuei Meng International, Inc.	5,000	12,792
	KNH Enterprise Co. Ltd.	40,000	17,981
	Kuen Ling Machinery Refrigerating Co. Ltd.	26,000	35,150
	Kung Long Batteries Industrial Co. Ltd.	21,000	81,646
*	Kung Sing Engineering Corp.	139,000	49,970
	Kuo Toong International Co. Ltd.	73,000	116,881
*	Kuo Yang Construction Co. Ltd.	68,000	38,125
	Kwong Lung Enterprise Co. Ltd.	34,000	50,789
	L&K Engineering Co. Ltd.	23,166	499,704
	Lanner Electronics, Inc.	18,380	46,945
	Largan Precision Co. Ltd. (3008 TT)	20,000	1,605,957
	Laser Tek Taiwan Co. Ltd.	25,300	52,323
	Leadtrend Technology Corp.	15,119	29,466
*	Lealea Enterprise Co. Ltd.	74,600	14,420
	LEE CHI Enterprises Co. Ltd.	66,000	21,831
#	Lelon Electronics Corp.	41,000	232,159

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lemtech Holdings Co. Ltd.	16,800	$43,815
	Leo Systems, Inc.	20,000	20,796
*	Leofoo Development Co. Ltd.	59,000	31,055
	Lian HWA Food Corp.	36,606	100,580
#	Lien Hwa Industrial Holdings Corp.	185,420	242,316
	Lingsen Precision Industries Ltd.	119,000	113,055
#	Lintes Technology Co. Ltd.	5,000	63,686
	Lion Travel Service Co. Ltd.	19,000	95,543
	Lite-On Technology Corp.	141,000	756,025
	Liton Technology Corp.	14,000	28,072
	Long Da Construction & Development Corp.	55,000	56,591
	Longwell Co.	41,000	378,831
	Loop Telecommunication International, Inc.	13,000	24,945
	Lotes Co. Ltd.	12,207	1,027,447
	Lotus Pharmaceutical Co. Ltd.	24,000	168,383
	Loyalty Founder Enterprise Co. Ltd.	18,000	14,241
	Lucky Cement Corp.	107,000	49,193
	Lumax International Corp. Ltd.	24,600	90,023
*	Lung Yen Life Service Corp.	48,000	67,057
	Lungteh Shipbuilding Co. Ltd.	20,050	86,944
#	LuxNet Corp.	12,617	250,786
#	Machvision, Inc.	9,000	252,530
	Macnica Galaxy, Inc.	6,000	17,515
*	Macronix International Co. Ltd.	540,000	2,698,873
	Magnate Technology Co. Ltd.	22,000	32,334
	Makalot Industrial Co. Ltd.	24,780	166,838
	Marketech International Corp.	23,000	281,000
	Materials Analysis Technology, Inc.	20,061	211,858
	Maxigen Biotech, Inc.	13,650	16,808
	Mayer Steel Pipe Corp.	47,000	32,919
		Shares	Value»
TAIWAN — (Continued)
*	Mechema Chemicals International Corp.	12,000	$32,048
	MediaTek, Inc.	108,000	9,016,014
*	Medigen Biotechnology Corp.	12,000	12,522
	Mega Financial Holding Co. Ltd.	706,835	875,142
#	Mega Union Technology, Inc.	8,000	230,858
	Meiloon Industrial Co.	32,800	21,795
	Mercuries & Associates Holding Ltd.	117,396	50,971
	Mercuries Data Systems Ltd.	15,000	10,065
*	Mercuries Life Insurance Co. Ltd.	885,032	215,597
	Merry Electronics Co. Ltd.	47,101	129,153
	METAAGE Corp.	39,000	56,857
	Mildef Crete, Inc.	13,000	43,302
	MIN AIK Technology Co. Ltd.	62,000	55,144
	Mitac Holdings Corp.	190,300	498,734
*	MOSA Industrial Corp.	38,400	22,276
	Mosel Vitelic, Inc.	18,000	19,500
#	Motech Industries, Inc.	75,000	65,443
	MPI Corp.	7,000	1,123,946
#	MSSCORPS Co. Ltd.	20,523	558,794
	Munsin Garment Corp.	8,000	11,464
	Nak Sealing Technologies Corp.	23,000	85,026
	Nan Juen International Co. Ltd.	3,000	66,226
#	Nan Pao Resins Chemical Co. Ltd.	16,000	182,192
	Nan Ya Plastics Corp.	423,000	1,214,172
	Nan Ya Printed Circuit Board Corp.	29,000	939,260
	Nang Kuang Pharmaceutical Co. Ltd.	16,000	16,887
	Nantex Industry Co. Ltd.	28,000	23,694
*	Nanya Technology Corp.	117,000	828,286
#	National Aerospace Fasteners Corp.	14,385	53,202
	National Petroleum Co. Ltd.	21,000	37,500
	Neousys Technology, Inc.	3,000	16,932
	Netronix, Inc.	18,000	50,354

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	New Asia Construction & Development Corp.	50,000	$21,482
	New Best Wire Industrial Co. Ltd.	8,000	7,281
	Nextronics Engineering Corp.	5,000	26,656
#	Nichidenbo Corp.	67,000	205,713
#	Nien Made Enterprise Co. Ltd.	31,000	346,927
	Niko Semiconductor Co. Ltd.	19,101	34,169
	Nishoku Technology, Inc.	14,000	53,194
	Nova Technology Corp.	13,000	94,503
#	Novatek Microelectronics Corp.	128,000	1,662,574
#	Nuvoton Technology Corp.	62,000	293,504
	O-Bank Co. Ltd.	369,000	117,682
*	OBI Pharma, Inc.	21,000	21,236
	Ocean Plastics Co. Ltd.	60,000	57,584
*	Oneness Biotech Co. Ltd.	55,000	93,054
	Optimax Technology Corp.	21,946	19,829
	Orient Europharma Co. Ltd.	12,000	18,340
	Orient Semiconductor Electronics Ltd.	130,000	229,322
*	Oriental Union Chemical Corp.	119,000	48,986
	O-TA Precision Industry Co. Ltd.	6,000	13,026
	Pacific Construction Co.	101,000	28,335
	Pacific Hospital Supply Co. Ltd.	16,000	40,127
	Paiho Shih Holdings Corp.	50,309	26,846
	Pan Asia Chemical Corp.	51,519	24,880
#	Pan German Universal Motors Ltd.	6,000	40,334
	Pan Jit International, Inc.	95,000	307,353
#	Pan-International Industrial Corp.	104,000	164,964
	Parade Technologies Ltd.	8,000	147,751
		Shares	Value»
TAIWAN — (Continued)
*	Paragon Technologies Co. Ltd.	4,000	$4,188
	Parpro Corp.	37,000	72,846
	PCL Technologies, Inc.	20,281	142,876
	P-Duke Technology Co. Ltd.	16,000	60,262
#	Pegatron Corp.	201,000	525,865
	Pegavision Corp.	6,514	57,867
	PharmaEssentia Corp.	29,096	608,718
	Phison Electronics Corp.	16,000	1,001,214
	Phoenix Silicon International Corp.	29,272	232,001
	Phoenix Tours International, Inc.	10,215	16,471
*	Phytohealth Corp.	53,000	20,626
#	Pixart Imaging, Inc.	44,000	293,906
	Planet Technology Corp.	13,000	57,405
	Plastron Precision Co. Ltd.	27,000	12,212
	Podak Co. Ltd.	7,000	9,570
	Posiflex Technology, Inc.	13,000	76,264
	Potens Semiconductor Corp.	2,000	7,223
	Pou Chen Corp.	241,000	197,057
	Power Wind Health Industry, Inc.	11,000	51,790
*	Powerchip Semiconductor Manufacturing Corp.	502,000	851,087
	Powertech Technology, Inc.	165,000	1,082,138
	Poya International Co. Ltd.	17,495	316,853
	President Chain Store Corp.	50,000	353,418
#	President Securities Corp.	268,900	304,609
#	Primax Electronics Ltd.	153,000	355,562
	Prince Housing & Development Corp.	193,000	48,810
	Pro Hawk Corp.	2,000	11,160
	Promate Electronic Co. Ltd.	75,598	114,984
	Prosperity Dielectrics Co. Ltd.	26,000	71,785
	PSS Co. Ltd.	4,000	18,367
	Qing Song Health Co. Ltd.	8,000	11,849
	Qisda Corp.	156,420	119,299

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	QST International Corp.	31,839	$45,821
	Qualipoly Chemical Corp.	32,000	190,064
#	Quanta Computer, Inc.	155,000	1,545,484
#	Quanta Storage, Inc.	50,000	133,795
#	Radiant Opto-Electronics Corp.	73,000	231,121
	Radium Life Tech Co. Ltd.	163,268	53,559
	Rafael Microelectronics, Inc.	6,000	46,262
	Raydium Semiconductor Corp.	2,000	14,933
#	Realtek Semiconductor Corp.	85,000	1,451,155
	Rechi Precision Co. Ltd.	113,000	81,944
	Rexon Industrial Corp. Ltd.	23,000	16,012
	Rich Development Co. Ltd.	169,280	39,307
*	Ritek Corp.	225,000	88,982
	Rodex Fasteners Corp.	12,000	9,008
	Ruentex Engineering & Construction Co.	25,440	126,043
	Ruentex Industries Ltd.	28,619	40,463
#	Sakura Development Co. Ltd.	126,296	163,461
	Sampo Corp.	76,000	54,932
	San Fang Chemical Industry Co. Ltd.	59,000	59,311
	San Fu Chemical Co. Ltd.	6,000	28,517
	San Lien Technology Corp. Ltd.	8,400	24,020
	San Shing Fastech Corp.	22,000	40,159
	Sanyang Motor Co. Ltd.	140,000	245,641
	Savior Lifetec Corp.	104,000	62,329
	Scientech Corp.	6,000	152,967
	ScinoPharm Taiwan Ltd.	44,000	28,274
	SciVision Biotech, Inc.	7,000	12,837
	SDI Corp.	30,000	146,440
	Sea Sonic Electronics Co. Ltd.	9,000	18,452
		Shares	Value»
TAIWAN — (Continued)
	Securitag Assembly Group Co. Ltd.	4,000	$14,810
	Senao International Co. Ltd.	31,000	28,952
	Senao Networks, Inc.	10,467	35,898
	Sercomm Corp.	47,000	114,238
	Sesoda Corp.	67,000	88,791
	Shanghai Commercial & Savings Bank Ltd.	362,881	447,731
	Sharehope Medicine Co. Ltd.	21,087	14,372
#	ShenMao Technology, Inc.	36,000	125,102
	Shieh Yih Machinery Industry Co. Ltd.	43,000	42,536
	Shih Her Technologies, Inc.	15,026	94,537
*	Shih Wei Navigation Co. Ltd.	73,201	35,211
	Shihlin Electric & Engineering Corp.	27,000	163,192
*	Shihlin Paper Corp.	39,000	60,911
	Shin Ruenn Development Co. Ltd.	45,135	57,125
#	Shin Zu Shing Co. Ltd.	43,086	283,882
	Shinkong Insurance Co. Ltd.	67,000	281,266
	Shinkong Synthetic Fibers Corp.	264,000	141,198
#	Shinkong Textile Co. Ltd.	44,000	89,432
	Shiny Brands Group Co. Ltd.	4,100	14,480
	Shiny Chemical Industrial Co. Ltd.	36,000	191,298
*	Shuttle, Inc.	108,000	51,597
#	Sigurd Microelectronics Corp.	156,000	900,093
	Silergy Corp.	20,000	273,716
#	Silicon Integrated Systems Corp.	109,785	182,028
*	Silicon Optronics, Inc.	11,000	22,577
	Silitech Technology Corp.	12,000	11,685
	Simplo Technology Co. Ltd.	38,000	431,382
	Sinbon Electronics Co. Ltd.	21,000	189,078
	Sincere Navigation Corp.	84,000	92,642

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Singatron Enterprise Co. Ltd.	20,000	$19,907
	Sinmag Equipment Corp.	12,000	46,659
*	Sino Tactful Co. Ltd.	27,000	17,879
	Sino-American Silicon Products, Inc.	111,000	480,610
	Sinon Corp.	123,000	163,986
	SinoPac Financial Holdings Co. Ltd.	863,226	845,841
	Sinopower Semiconductor, Inc.	6,000	37,241
	Sinphar Pharmaceutical Co. Ltd.	44,968	44,737
	Sirtec International Co. Ltd.	36,000	30,693
	Sitronix Technology Corp.	33,000	241,981
	Sixxon Tech Co. Ltd.	1,000	5,854
	Soft-World International Corp.	8,000	24,645
	Solar Applied Materials Technology Corp.	144,000	764,714
	Solteam, Inc.	16,465	23,480
	Sonix Technology Co. Ltd.	29,000	38,728
*	Spectrum Electrics Corp.	31,450	23,512
	Speed Tech Corp.	17,053	19,758
	Sporton International, Inc.	15,650	110,085
#	Sports Gear Co. Ltd.	23,000	57,027
	St. Shine Optical Co. Ltd.	6,000	19,751
	Standard Chemical & Pharmaceutical Co. Ltd.	18,000	34,758
	Standard Foods Corp.	68,000	62,200
	Stark Technology, Inc.	27,000	122,225
#*	Starlux Airlines Co. Ltd.	416,000	266,049
	Sun Max Tech Ltd.	15,710	28,498
*	Sun Yad Construction Co. Ltd.	32,007	11,222
*	Sunko INK Co. Ltd.	69,000	53,240
	SunMax Biotechnology Co. Ltd.	8,000	98,259
	Sunny Friend Environmental Technology Co. Ltd.	13,119	31,062
		Shares	Value»
TAIWAN — (Continued)
	Sunonwealth Electric Machine Industry Co. Ltd.	59,526	$275,803
	Sunplus Innovation Technology, Inc.	6,240	32,622
*	Sunplus Technology Co. Ltd.	56,000	43,176
	Sunrex Technology Corp.	56,000	71,969
*	Superior Plating Technology Co. Ltd.	2,000	3,994
	Supreme Electronics Co. Ltd.	153,693	403,837
	Swancor Holding Co. Ltd.	11,000	40,988
	Sweeten Real Estate Development Co. Ltd.	45,935	33,332
#	Symtek Automation Asia Co. Ltd.	26,421	149,123
#	Syncmold Enterprise Corp.	36,000	101,932
	Synmosa Biopharma Corp.	66,339	64,746
	Synnex Technology International Corp.	137,000	359,138
	Syscom Computer Engineering Co.	15,000	25,554
	Systex Corp.	39,000	149,094
	T3EX Global Holdings Corp.	32,000	67,767
	TA Chen Stainless Pipe	294,570	352,460
	Ta Ya Electric Wire & Cable	162,151	166,200
	Tah Hsin Industrial Corp.	5,720	11,268
	TA-I Technology Co. Ltd.	20,000	43,616
	Tai Tung Communication Co. Ltd.	39,192	24,114
	Taichung Commercial Bank Co. Ltd.	503,585	315,763
	TaiDoc Technology Corp.	15,000	59,392
	Taiflex Scientific Co. Ltd.	78,769	343,952
#	Taimide Tech, Inc.	45,000	150,761
	Tainan Spinning Co. Ltd.	239,000	95,715
*	Tainergy Tech Co. Ltd.	69,000	34,973

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tai-Saw Technology Co. Ltd.	16,000	$21,939
	TaiSol Electronics Co. Ltd.	12,000	28,473
	Taita Chemical Co. Ltd.	77,000	50,625
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	106,419
	Taiwan Acceptance Corp.	25,023	61,125
	Taiwan Business Bank	933,068	483,072
	Taiwan Chinsan Electronic Industrial Co. Ltd.	30,000	56,465
	Taiwan Cogeneration Corp.	125,301	175,672
	Taiwan Cooperative Financial Holding Co. Ltd.	646,536	469,068
	Taiwan FamilyMart Co. Ltd.	17,000	101,750
#	Taiwan Fertilizer Co. Ltd.	99,000	159,047
	Taiwan Fire & Marine Insurance Co. Ltd.	49,100	81,333
	Taiwan Fructose Co. Ltd.	26,500	14,653
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	50,074
#*	Taiwan Glass Industry Corp.	156,000	337,478
	Taiwan High Speed Rail Corp.	125,000	104,589
	Taiwan Hon Chuan Enterprise Co. Ltd.	74,757	264,308
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	41,294	52,374
*	Taiwan IC Packaging Corp.	41,000	24,372
*	Taiwan Mask Corp.	29,496	44,219
#	Taiwan Mobile Co. Ltd.	123,000	433,080
	Taiwan Navigation Co. Ltd.	36,000	33,464
	Taiwan Optical Platform Co. Ltd.	9,271	22,266
	Taiwan Paiho Ltd.	43,000	60,338
#	Taiwan PCB Techvest Co. Ltd.	92,000	105,994
	Taiwan Sakura Corp.	40,000	105,252
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Sanyo Electric Co. Ltd.	43,000	$43,218
	Taiwan Secom Co. Ltd.	78,000	278,552
	Taiwan Semiconductor Co. Ltd.	37,000	75,028
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,319,006	160,989,418
	Taiwan Shin Kong Security Co. Ltd.	74,000	94,067
	Taiwan Steel Union Co. Ltd.	7,000	23,794
	Taiwan Surface Mounting Technology Corp.	58,000	310,851
	Taiwan Takisawa Technology Co. Ltd.	13,000	16,365
	Taiwan Taxi Co. Ltd.	12,000	67,920
	Taiwan Union Technology Corp.	49,000	1,614,738
#*	Taiwan-Asia Semiconductor Corp.	93,000	112,410
	Taiyen Biotech Co. Ltd.	27,000	27,138
*	Tang Eng Iron Works Co. Ltd.	20,000	17,877
#	Tatung Co. Ltd.	255,450	245,036
*	TBI Motion Technology Co. Ltd.	17,000	37,162
#	TCC Group Holdings Co. Ltd.	507,076	393,424
	TCI Co. Ltd.	19,000	71,506
	Te Chang Construction Co. Ltd.	15,000	33,637
	Teco Electric & Machinery Co. Ltd.	163,000	328,049
	Tehmag Foods Corp.	8,000	69,090
	Tera Autotech Corp.	17,000	28,538
#	Test Research, Inc.	50,000	548,593
	Test Rite International Co. Ltd.	47,000	30,662
	Thinking Electronic Industrial Co. Ltd.	17,000	94,947
	Thye Ming Industrial Co. Ltd.	28,687	62,024
	Tofu Restaurant Co. Ltd.	2,000	11,704
	Ton Yi Industrial Corp.	178,000	98,780
	Tong Hsing Electronic Industries Ltd.	45,970	253,839

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tong Yang Industry Co. Ltd.	61,000	$145,074
#	Tong-Tai Machine & Tool Co. Ltd.	41,000	48,154
	Top Bright Holding Co. Ltd.	2,000	16,412
	Top Union Electronics Corp.	33,135	29,268
	Topco Scientific Co. Ltd.	54,780	711,088
#	Topkey Corp.	22,000	104,048
#	Topoint Technology Co. Ltd.	35,554	463,698
#	TPK Holding Co. Ltd.	90,000	173,432
	Trade-Van Information Services Co.	10,000	29,099
#	Transcend Information, Inc.	31,000	252,109
	Transcom, Inc.	18,785	78,594
	Trigold Holdings Ltd.	6,000	15,875
	Triocean Industrial Corp. Co. Ltd.	6,000	16,965
	Tripod Technology Corp.	72,000	1,037,321
	Trusval Technology Co. Ltd.	6,621	56,922
	TS Financial Holding Co. Ltd (2887 TT)	1,892,256	1,427,357
*	TS Financial Holding Co. Ltd (28871 TT)	269,838	80,204
	TSC Auto ID Technology Co. Ltd.	7,498	44,636
*	TSEC Corp.	207,000	234,762
	TSRC Corp.	113,000	70,375
	Ttet Union Corp.	10,000	46,941
	TTFB Co. Ltd.	7,218	37,660
	TTY Biopharm Co. Ltd.	63,000	147,869
*	Tul Corp.	19,000	33,767
	Tung Ho Steel Enterprise Corp.	135,000	278,235
#	TURVO International Co. Ltd.	16,000	153,874
*	Twinhead International Corp.	6,000	12,028
	TXC Corp.	55,000	267,322
	TYC Brother Industrial Co. Ltd.	48,000	47,245
	Tyntek Corp.	42,000	77,478
	TZE Shin International Co. Ltd.	27,000	11,361
	Ubright Optronics Corp.	12,000	28,287
	UDE Corp.	22,000	94,958
		Shares	Value»
TAIWAN — (Continued)
	U-Ming Marine Transport Corp.	113,000	$216,991
	Unic Technology Corp.	25,000	25,181
#	Unimicron Technology Corp.	217,074	6,165,627
	Union Bank of Taiwan	220,924	139,680
	Union Insurance Co. Ltd.	22,000	21,004
#	Uni-President Enterprises Corp.	374,000	819,197
	Unitech Computer Co. Ltd.	21,000	30,465
#	Unitech Printed Circuit Board Corp.	246,772	457,853
	United Alloy-Tech Co.	39,517	92,565
#	United Integrated Services Co. Ltd.	29,000	884,739
	United Microelectronics Corp. (2303 TT)	1,371,000	3,443,755
	United Orthopedic Corp.	23,000	71,987
	United Radiant Technology	17,000	12,043
*	United Renewable Energy Co. Ltd.	425,000	215,125
	Univacco Technology, Inc.	30,000	46,796
	Universal Cement Corp.	126,832	114,092
	Universal Microwave Technology, Inc.	8,000	398,033
	UPC Technology Corp.	153,000	53,779
	UPI Semiconductor Corp.	13,000	70,690
	Userjoy Technology Co. Ltd.	14,981	33,747
	USI Corp.	106,000	48,178
*	Usun Technology Co. Ltd.	11,000	30,888
	Utechzone Co. Ltd.	15,000	116,514
	UVAT Technology Co. Ltd.	17,000	47,152
	Vactronics Technologies, Inc.	8,000	9,962
	Value Valves Co. Ltd.	12,000	30,089
	Vanguard International Semiconductor Corp.	146,133	679,115
#	Ventec International Group Co. Ltd.	25,000	174,935
	Via Technologies, Inc.	34,000	85,353
	Viking Tech Corp.	13,000	21,177
	Visco Vision, Inc.	9,000	64,606

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	VisEra Technologies Co. Ltd.	13,000	$243,557
	Visual Photonics Epitaxy Co. Ltd.	20,000	222,812
	Vizionfocus, Inc.	6,000	35,747
	VSO Electronics Co. Ltd.	5,251	22,310
#*	Wafer Works Corp.	105,507	136,111
	Waffer Technology Corp.	24,027	33,223
	Wah Hong Industrial Corp.	21,000	44,586
	Wah Lee Industrial Corp.	50,000	211,012
#	Walsin Lihwa Corp.	246,023	235,815
	Walsin Technology Corp.	84,000	355,615
	Walton Advanced Engineering, Inc.	109,000	158,534
	Wan Hai Lines Ltd.	83,400	196,463
	Waste Recovery Technology, Inc.	3,000	31,915
*	We & Win Development Co. Ltd.	73,000	23,530
	Wei Chuan Foods Corp.	43,000	16,985
	Weikeng Industrial Co. Ltd.	111,000	126,200
	Well Shin Technology Co. Ltd.	30,000	44,570
	Welldone Co.	19,000	31,328
	Weltrend Semiconductor	54,000	125,128
	Wholetech System Hitech Ltd.	12,000	49,779
	Win Semiconductors Corp.	61,000	1,056,306
	Winbond Electronics Corp.	310,913	917,270
	Winmate, Inc.	12,000	60,091
	Winstek Semiconductor Co. Ltd.	21,000	113,189
	WinWay Technology Co. Ltd.	3,000	1,008,743
	Wisdom Marine Lines Co. Ltd.	104,000	235,913
	Wiselink Co. Ltd.	31,764	90,818
	Wistron Corp.	306,000	1,347,667
	WITS Corp.	9,659	36,812
#	Wiwynn Corp.	16,000	2,402,247
#	WNC Corp.	108,647	747,999
		Shares	Value»
TAIWAN — (Continued)
#	Wonderful Hi-Tech Co. Ltd.	38,000	$84,832
	Wowprime Corp.	28,293	202,999
	WPG Holdings Ltd.	208,000	666,494
#	WT Microelectronics Co. Ltd.	104,641	679,896
	WUS Printed Circuit Co. Ltd.	49,000	177,799
	XAC Automation Corp.	21,000	18,175
	XinTec, Inc.	25,000	161,937
	X-Legend Entertainment Co. Ltd.	7,000	21,265
	Xxentria Technology Materials Corp.	27,675	37,319
	Ya Horng Electronic Co. Ltd.	15,000	23,888
	Yageo Corp.	179,168	1,826,741
	Yang Ming Marine Transport Corp.	181,000	282,002
	Yankey Engineering Co. Ltd.	17,604	354,692
	YC INOX Co. Ltd.	55,858	37,674
	Yea Shin International Development Co. Ltd.	62,793	51,580
	Yem Chio Co. Ltd.	78,180	32,724
	Yen Sun Technology Corp.	14,000	23,453
*	Yeong Guan Energy Technology Group Co. Ltd.	49,000	8,568
	YFC-Boneagle Electric Co. Ltd.	23,000	21,550
	YFY, Inc.	280,000	209,118
*	Yieh Hsing Enterprise Co. Ltd.	41,000	9,681
#*	Yieh Phui Enterprise Co. Ltd.	329,892	145,764
	Young Fast Optoelectronics Co. Ltd.	15,000	26,453
*	Young Optics, Inc.	17,000	34,209
	Youngtek Electronics Corp.	22,000	64,008
	Yuan High-Tech Development Co. Ltd.	3,000	14,811
	Yuanta Financial Holding Co. Ltd.	984,692	1,631,402
	Yuanta Futures Co. Ltd.	30,979	97,373

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	$29,982
#	Yulon Motor Co. Ltd.	104,864	90,091
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,340
#	YungShin Global Holding Corp.	71,000	124,534
	Yusin Holding Corp.	5,286	8,398
	Zeng Hsing Industrial Co. Ltd.	14,669	42,768
	Zenitron Corp.	48,000	105,092
#	Zero One Technology Co. Ltd.	45,579	147,954
#	Zhen Ding Technology Holding Ltd.	116,000	1,565,102
	ZillTek Technology Corp.	7,000	64,216
	Zippy Technology Corp.	26,000	45,088
	Zyxel Group Corp.	54,895	61,409
TOTAL TAIWAN			376,526,109
THAILAND — (1.2%)
	AAPICO Hitech PCL (AH/F TB)	46,400	18,951
#	Absolute Clean Energy PCL	547,400	21,527
	Advanced Info Service PCL	76,600	800,043
	Advanced Information Technology PCL, Class F	159,350	23,093
	AEON Thana Sinsap Thailand PCL	30,800	89,553
	Airports of Thailand PCL	188,600	298,109
	Allianz Ayudhya Capital PCL	9,200	10,873
	Amata Corp. PCL	168,800	107,114
#	AP Thailand PCL	474,300	125,474
	Asia Plus Group Holdings PCL	492,200	31,085
	Asia Sermkij Leasing PCL ASK/F TB	51,600	14,333
	Asian Insulators PCL	64,800	5,800
	Asian Sea Corp. PCL	117,700	25,798
	Asset World Corp. PCL	794,900	51,452
*	Assetwise PCL	38,500	8,277
	Aurora Design PCL	77,000	33,509
		Shares	Value»
THAILAND — (Continued)
	B Grimm Power PCL	88,900	$35,321
	Bangchak Corp. PCL	137,015	150,457
	Bangkok Airways PCL	91,000	37,756
	Bangkok Aviation Fuel Services PCL	29,700	7,754
	Bangkok Bank PCL (BBLF TB)	81,000	404,137
#	Bangkok Commercial Asset Management PCL	371,746	84,609
	Bangkok Dusit Medical Services PCL, Class F	226,100	126,977
	Bangkok Expressway & Metro PCL	80,300	13,089
	Bangkok Land PCL	2,658,900	35,162
	Banpu PCL	680,600	123,383
	BCPG PCL	194,700	42,225
#	Berli Jucker PCL	157,500	68,286
	Betagro PCL	134,000	92,541
	BKI Holdings PCL	19,100	190,795
*	Bound & Beyond PCL	54,600	14,251
	Brooker Group PCL	460,000	2,404
*	BTS Group Holdings PCL	435,500	27,864
	Bumrungrad Hospital PCL	36,100	200,035
	Cal-Comp Electronics Thailand PCL, Class F	214,787	40,363
	Central Pattana PCL	115,700	221,233
	Central Plaza Hotel PCL	47,000	44,800
#	Central Retail Corp. PCL CRCF TB	69,400	39,132
	CH Karnchang PCL	126,800	66,118
#	Charoen Pokphand Foods PCL	486,600	288,592
	Com7 PCL	145,600	102,251
	Cotto F	288,200	1,680
	CP ALL PCL	159,600	213,424
	Delta Electronics Thailand PCL	152,900	1,497,815
	Dhipaya Group Holdings PCL	160,200	102,152
	Ditto Thailand PCL	30,600	10,172
#	Dohome PCL	405,242	41,947
	Don Muang Tollway PCL	212,400	72,305
	Dynasty Ceramic PCL	928,200	35,288

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Eastern Water Resources Development & Management PCL, Class F	116,400	$10,926
	Electricity Generating PCL	17,100	59,223
	Forth Smart Service PCL	73,000	15,051
	Fortune Parts Industry PCL	107,900	5,466
	Frasers Property Thailand PCL	68,900	13,322
	GFPT PCL	169,900	47,844
	Global Power Synergy PCL	19,200	20,581
	Gulf Development PCL	173,815	308,062
	Gunkul Engineering PCL	739,500	66,455
	Haad Thip PCL	86,000	39,840
#	Hana Microelectronics PCL	133,300	136,094
	Heng Leasing & Capital PCL	842,400	22,305
	Home Product Center PCL	710,600	132,545
	Ichitan Group PCL	212,200	81,418
	Indorama Ventures PCL	102,800	81,410
#	IRPC PCL	2,038,200	133,113
#*	Jasmine International PCL	302,100	10,487
#*	Jasmine Technology Solution PCL	45,100	57,823
	JMT Network Services PCL	144,100	43,485
	Karmarts PCL	20,900	4,880
	Kasikornbank PCL (KBANKF TB)	30,400	180,984
#	KCE Electronics PCL	134,100	129,425
	KGI Securities Thailand PCL	270,300	33,361
	Khonburi Sugar PCL	64,800	10,731
#	Kiatnakin Phatra Bank PCL	19,500	47,310
	Klinique Medical Clinic PCL	41,700	33,626
	Krung Thai Bank PCL	238,400	241,511
	Krungthai Card PCL	149,800	134,612
	Lalin Property PCL	77,200	10,466
#	Land & Houses PCL (LHF TB)	215,800	23,868
	Lanna Resources PCL	50,800	22,755
		Shares	Value»
THAILAND — (Continued)
	LH Financial Group PCL	1,283,700	$44,471
	Loxley PCL	153,300	6,106
	LPN Development PCL	615,700	29,280
	MBK PCL	96,508	50,442
	MC Group PCL	92,800	31,626
	Mega Lifesciences PCL	56,500	62,066
	Minor International PCL	210,900	134,231
#	MK Restaurants Group PCL	63,700	37,161
*	Mono Next PCL	103,300	2,569
	Moshi Moshi Retail Corp. PLC	11,400	12,526
	Muangthai Capital PCL	88,900	80,748
	Neo Corporate PCL	28,400	15,499
	Noble Development PCL	161,900	9,426
	Northeast Rubber PCL	315,400	45,356
	NSL Foods PCL	23,300	15,511
	Osotspa PCL	113,500	52,002
	Polyplex Thailand PCL	90,100	27,072
	Praram 9 Hospital PCL	119,200	59,316
	Precious Shipping PCL	140,800	29,342
	Premier Marketing PCL	69,400	24,254
#	Prima Marine PCL	176,300	48,162
*	Property Perfect PCL	1,293,915	1,589
	Pruksa Holding PCL	327,300	34,543
*	PSG Corp. PCL	208,164	19,030
	PTG Energy PCL	265,600	66,581
	PTT Exploration & Production PCL	122,300	580,662
	PTT Global Chemical PCL	175,600	213,481
	PTT Oil & Retail Business PCL	209,000	79,156
	PTT PCL	454,400	491,581
	Quality Houses PCL	1,184,700	49,148
#	Ratch Group PCL	91,900	81,900
	Ratchaphruek Hospital PCL	55,300	8,284
	Ratchthani Leasing PCL	666,190	35,156
#	Regional Container Lines PCL	127,100	119,773
#	Rojana Industrial Park PCL	172,200	24,704
	Sabina PCL	60,000	27,952

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Saha-Union PCL	31,400	$25,991
	Samart Corp. PCL	167,000	26,687
#	Sansiri PCL	2,959,200	127,351
	Sappe PCL	15,400	13,985
	SC Asset Corp. PCL	555,300	34,080
	SCB X PCL	44,900	180,606
	SCG Packaging PCL	87,600	67,535
	Siam Cement PCL	38,400	283,741
	Siam Global House PCL	235,410	48,244
	Siamgas & Petrochemicals PCL	162,300	42,311
	SiS Distribution Thailand PCL	15,500	10,999
*	SKY ICT PCL	88,700	32,476
	Somboon Advance Technology PCL	79,300	35,785
	SPCG PCL	158,000	42,923
	Sri Trang Agro-Industry PCL	143,400	78,353
#	Sri Trang Gloves Thailand PCL	213,200	67,254
	Srisawad Corp. PCL	38,565	27,653
	Srivichai Vejvivat PCL	49,900	13,117
	Star Petroleum Refining PCL	392,864	88,806
#	Stecon Group PCL	239,400	88,410
*	STP & I PCL	174,879	21,600
#	Supalai PCL	306,700	152,674
*	Super Energy Corp. PCL	8,310,300	28,209
	Syntec Construction PCL	243,200	11,939
	TAC Consumer PCL	103,700	17,051
	TEAM Consulting Engineering & Management PCL	135,600	12,610
#*	Thai Airways International PCL	192,500	35,481
	Thai Coconut PCL	197,700	34,821
#	Thai Life Insurance PCL	175,600	56,751
	Thai Oil PCL	85,379	126,254
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,200	52,085
	Thai Union Group PCL	206,900	73,132
	Thai Vegetable Oil PCL	77,720	58,909
*	Thaicom PCL	82,200	29,282
#	Thaifoods Group PCL	541,000	165,881
	Thanachart Capital PCL	31,700	54,481
		Shares	Value»
THAILAND — (Continued)
	Thoresen Thai Agencies PCL	371,400	$56,757
	TIDLOR Holdings PCL	118,034	61,806
	Tipco Asphalt PCL (TASCO/F TB)	57,300	23,767
	Tisco Financial Group PCL (TISCO/F TB)	26,600	89,365
	TMBThanachart Bank PCL	1,826,374	126,817
	TOA Paint Thailand PCL	35,300	14,083
	TPI Polene Power PCL	310,188	18,308
	Triple i Logistics PCL	129,700	15,778
	True Corp. PCL	793,490	333,886
	TTW PCL	183,300	51,993
	United Paper PCL	93,800	21,132
	Univanich Palm Oil PCL	180,200	81,348
*	Vanachai Group PCL	101,000	6,250
	WHA Corp. PCL	558,900	77,074
TOTAL THAILAND			14,154,825
TURKEY — (1.1%)
	Agesa Hayat ve Emeklilik AS	9,026	48,223
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	54,473	33,211
	Akbank TAS	500,905	811,241
	Akcansa Cimento AS	8,691	41,129
*	Akfen Yenilenebilir Enerji AS	98,697	48,691
	Aksa Akrilik Kimya Sanayii AS	325,600	76,365
*	Aksa Enerji Uretim AS	31,025	56,528
*	Aksigorta AS	239,060	37,015
	Alarko Holding AS	25,473	54,030
	Albaraka Turk Katilim Bankasi AS	562,031	104,523
	Anadolu Anonim Turk Sigorta Sirketi	152,584	97,593
	Anadolu Efes Biracilik Ve Malt Sanayii AS	181,040	76,161
	Anadolu Hayat Emeklilik AS	17,273	42,413
*	Anel Elektrik Proje Taahhut ve Ticaret AS	26,537	28,473
	ARD Grup Bilisim Teknolojileri AS	45,902	51,265
*	Arsan Holding AS	204,435	15,778

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Aselsan Elektronik Sanayi Ve Ticaret AS	67,534	$628,862
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,628	267,888
	Aygaz AS	12,133	77,293
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	20,555	23,191
*	Baticim Bati Anadolu Cimento Sanayii AS	627,929	86,481
*	Bera Holding AS	190,434	71,922
	BIM Birlesik Magazalar AS	25,579	420,224
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	3,049	36,919
	Borusan Yatirim ve Pazarlama AS	382	17,807
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	4,378	14,072
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	20,166
*	Can2 Termik AS	1,536,362	60,790
	Celebi Hava Servisi AS	335	13,219
#	Cimsa Cimento Sanayi VE Ticaret AS	89,272	114,043
	Coca-Cola Icecek AS	90,812	150,975
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	61,475	49,994
*	DAP Gayrimenkul Gelistirme AS	115,794	27,005
	Dogan Sirketler Grubu Holding AS	225,117	113,306
	Dogu Aras Enerji Yatirimlari AS	24,991	57,787
	Dogus Otomotiv Servis ve Ticaret AS	18,488	73,870
	Ebebek Magazacilik AS	16,285	25,937
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	36,708
	EGE Gubre Sanayii AS	12,670	35,591
		Shares	Value»
TURKEY — (Continued)
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	20,745	$39,328
Ω	Enerjisa Enerji AS	25,463	69,294
	Enerya Enerji AS	116,426	22,978
	Enka Insaat ve Sanayi AS	75,088	174,092
	Eregli Demir ve Celik Fabrikalari TAS	261,524	203,407
*	Esenboga Elektrik Uretim AS	299,487	24,823
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	24,619	28,596
#	Ford Otomotiv Sanayi AS	36,750	79,780
	Galata Wind Enerji AS	34,157	22,867
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	37,776	41,755
	Global Yatirim Holding AS	466,026	157,737
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	59,490	28,402
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,751	30,365
*	Grainturk Tarim AS	3,655	20,817
*	GSD Holding AS	286,149	33,412
*	Gubre Fabrikalari TAS	8,277	97,214
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	3,315	21,915
*	Hitit Bilgisayar Hizmetleri AS	6,775	6,349
*	Is Finansal Kiralama AS	121,654	53,882
	Is Yatirim Menkul Degerler AS	92,488	86,654
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	45,847	34,628
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	37,097	29,068

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	241,821	$206,730
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,017,930	64,729
*	Kayseri Seker Fabrikasi AS	381,679	40,045
	Kiler Holding AS	12,084	27,401
	KOC Holding AS	80,832	361,927
	Kocaer Celik Sanayi Ve Ticaret AS	2	0
*	LDR Turizm AS	11,224	29,379
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	27,636	22,842
	Logo Yazilim Sanayi Ve Ticaret AS	19,489	62,030
*	Margun Enerji Uretim Sanayi VE Ticaret AS	105,835	150,097
*	Marmara Holding AS	135,361	8,687
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	156,254	150,039
	Migros Ticaret AS	5,715	81,262
*Ω	MLP Saglik Hizmetleri AS	22,938	225,805
*	Mogan Enerji Yatirim Holding AS	87,551	28,197
*	NET Holding AS	60,396	51,307
	Nuh Cimento Sanayi AS	10,200	55,945
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	202,488	30,769
#	Oyak Cimento Fabrikalari AS	189,465	99,536
*	Oyak Yatirim Menkul Degerler AS	40,021	50,356
#*	Pasifik Eurasia Lojistik Dis Ticaret AS	19,773	57,779
#*	Pegasus Hava Tasimaciligi AS	36,280	144,867
*	Petkim Petrokimya Holding AS	160,383	84,935
*	Polisan Holding AS	34,039	16,002
*	Ral Yatirim Holding AS	12,334	91,644
*	Reysas Tasimacilik ve Lojistik Ticaret AS	254,592	112,689
	Ronesans Gayrimenkul Yatirim AS	6,265	25,711
		Shares	Value»
TURKEY — (Continued)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	148,535	$86,992
*	Sasa Polyester Sanayi AS	430,212	29,972
	Sekerbank Turk AS	916,418	248,964
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	10,411	23,910
*	Sok Marketler Ticaret AS	95,948	108,248
	TAB Gida Sanayi Ve Ticaret AS	4,560	27,151
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	20,984	11,637
*	TAV Havalimanlari Holding AS	35,516	219,134
	Tekfen Holding AS	16,654	52,477
	Tofas Turk Otomobil Fabrikasi AS	8,230	53,741
*	Trust Anadolu Metal Madencilik Isletmeleri AS	20,447	53,767
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	14,896	30,245
*	Tukas Gida Sanayi ve Ticaret AS	902,472	51,188
	Turcas Holding AS	41,030	41,878
*	Turk Altin Isletmeleri AS	41,793	38,261
	Turk Hava Yollari AO	72,184	491,466
*	Turk Telekomunikasyon AS	121,357	167,063
	Turkcell Iletisim Hizmetleri AS	233,838	581,407
#	Turkiye Garanti Bankasi AS	90,293	267,335
	Turkiye Is Bankasi AS, Class C	1,073,491	340,804
	Turkiye Petrol Rafinerileri AS	77,310	464,773
	Turkiye Sigorta AS	231,215	72,080
	Turkiye Sinai Kalkinma Bankasi AS	649,320	166,824
	Turkiye Sise ve Cam Fabrikalari AS	84,137	89,252
*	Turkiye Vakiflar Bankasi TAO, Class D	230,341	161,658

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Ulker Biskuvi Sanayi AS	77,191	$211,817
*	Vakif Finansal Kiralama AS	1,095,222	44,389
*	Yapi ve Kredi Bankasi AS	477,106	391,133
*	Yayla Agro Gida Sanayi VE Nakliyat AS	127,653	33,031
	Ziraat Gayrimenkul Yatirim Ortakligi AS	24,648	11,920
TOTAL TURKEY			12,207,279
UNITED ARAB EMIRATES — (2.0%)
	Abu Dhabi Aviation Co.	33,036	47,662
	Abu Dhabi Commercial Bank PJSC	179,817	676,018
	Abu Dhabi Islamic Bank PJSC	157,932	943,076
	Abu Dhabi National Hotels	1,199,959	120,981
	Abu Dhabi National Insurance Co. PSC	48,909	102,824
	Abu Dhabi National Oil Co. for Distribution PJSC	473,588	473,287
*	Abu Dhabi Ports Co. PJSC	187,592	221,837
	Abu Dhabi Ship Building Co. PJSC	17,840	36,142
	ADNOC Drilling Co. PJSC	394,041	607,220
	ADNOC Logistics & Services	543,432	868,191
	Agility Global PLC	1,051,199	429,255
	Agthia Group PJSC	97,134	98,590
	Air Arabia PJSC	705,958	951,346
	Ajman Bank PJSC	311,353	121,925
	Aldar Properties PJSC	209,511	440,623
	Alef Education Holding PLC	57,245	15,295
	Amanat Holdings PJSC	499,460	173,974
	Americana Restaurants International PLC - Foreign Co.	558,671	302,574
*	Amlak Finance PJSC	138,109	70,735
*	Apex Investment Co. PSC	78,960	69,158
*	Bank of Sharjah	512,463	173,002
	Dana Gas PJSC	1,856,575	454,861
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Deyaar Development PJSC	451,753	$101,069
	Dubai Electricity & Water Authority PJSC	333,242	240,478
	Dubai Financial Market PJSC	762,271	296,459
	Dubai Investments PJSC	860,366	950,431
	Dubai Islamic Bank PJSC	618,141	1,203,047
	E7 Group PJSC	38,074	10,911
	Emaar Development PJSC	256,384	1,018,630
	Emaar Properties PJSC	733,488	2,361,830
	Emirates Central Cooling Systems Corp.	510,543	215,616
	Emirates Driving Co.	115,541	96,580
	Emirates Integrated Telecommunications Co. PJSC	209,938	616,525
	Emirates NBD Bank PJSC	336,120	2,655,640
	Emirates Telecommunications Group Co. PJSC	234,035	1,185,313
*	EMSTEEL Building Materials PJSC	359,992	107,740
*	Eshraq Investments PJSC	356,690	39,072
	Fertiglobe PLC	257,682	262,389
	First Abu Dhabi Bank PJSC	284,286	1,360,038
*	Ghitha Holding PJSC	8,341	24,817
*	Gulf Navigation Holding PJSC	43,065	31,773
*	Gulf Pharmaceutical Industries PSC	126,729	35,858
*	Manazel PJSC	471,037	31,590
*	Modon Holding PSC	249,865	199,571
	National Bank of Ras Al-Khaimah PSC	71,555	161,046
	National Central Cooling Co. PJSC	162,622	120,259
*	National Corp. for Tourism & Hotels	78,396	39,039
	NMDC Group PJSC	45,951	239,689
	Palms Sports PrJSC	4,850	9,166
	Parkin Co. PJSC	96,635	137,053
*	Phoenix Group PLC	137,134	28,267

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Presight AI Holding PLC	90,406	$77,171
*	RAK Properties PJSC	474,540	138,333
	Ras Al Khaimah Ceramics PJSC	244,776	161,501
	Salik Co. PJSC	346,548	528,766
	Sharjah Islamic Bank	491,679	396,128
	Spinneys 1961 Holding PLC	140,258	45,177
	Taaleem Holdings PJSC	32,168	28,658
	TECOM Group PJSC	166,981	153,415
*	Two Point Zero Group PJSC	1,017,084	567,002
*	Union Properties PJSC	572,379	113,118
TOTAL UNITED ARAB EMIRATES			23,387,741
TOTAL COMMON STOCKS			1,133,798,279
PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
	Alpargatas SA, 14.933%	51,327	124,591
	Axia Energia SA Class B, 5.844%	17,900	248,159
*	Axia Energia SA Class C	34,901	422,536
	Banco ABC Brasil SA, 10.346%	24,632	124,657
Ω	Banco BMG SA, 8.258%	58,725	63,447
	Banco Bradesco SA, 7.793%	164,086	640,200
	Banco do Estado do Rio Grande do Sul SA, 10.262%	66,700	210,399
	Banco Pine SA, 5.698%	18,158	52,694
	Centrais Eletricas de Santa Catarina SA, 6.643%	1,300	40,296
	Cia de Ferro Ligas da Bahia FERBASA, 9.489%	34,223	53,147
	Cia De Sanena Do Parana, 5.068%	225,519	358,877
	Cia Energetica de Minas Gerais, 13.489%	174,588	442,129
		Shares	Value»

BRAZIL — (Continued)
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,043	$73,448
	Energisa SA, 3.848%	82	165
	Eucatex SA Industria e Comercio, 5.237%	11,500	49,885
	Isa Energia Brasil SA, 6.271%	46,100	274,731
	Itau Unibanco Holding SA, 7.892%	239,563	2,089,488
	Klabin SA, 9.166%	5	4
	Localiza Rent a Car SA, 1.183%	5,464	48,706
	Marcopolo SA, 15.762%	157,323	205,875
	Petroleo Brasileiro SA - Petrobras, 7.287%	443,273	4,393,521
	Schulz SA, 12.223%	39,876	41,955
	Track & Field Co. SA, 2.057%	6,600	20,459
	Unipar Carbocloro SA, 16.248%	11,868	150,130
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	100,053	167,503
TOTAL BRAZIL			10,297,002
CHILE — (0.0%)
*	Sociedad Quimica y Minera de Chile SA Class B	1,550	142,552
COLOMBIA — (0.1%)
	Grupo Argos SA, 5.776%	16,438	55,027
	Grupo Aval Acciones y Valores SA, 3.516%	662,963	146,677
	Grupo de Inversiones Suramericana SA, 4.014%	28,009	311,614
TOTAL COLOMBIA			513,318
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	126,512	13,596
TOTAL PREFERRED STOCKS			10,966,468

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	Parque Arauco SA Rights 06/02/2026	9,228	$0
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	37,675	475
*	Berjaya Food Bhd. Warrants 10/22/2035	76,377	673
*	Lianson Fleet Group Bhd. Warrants 02/03/2031	6,670	470
TOTAL MALAYSIA			1,618
SOUTH KOREA — (0.0%)
*	SKC Co. Ltd. Rights 05/15/2026	372	11,838
TAIWAN — (0.0%)
*	Ability Opto-Electronics Technology Co. Ltd. Rights	196	99
*	Taiwan Cogeneration Corp. Rights 05/11/2026	13,726	5,056
*	Wafer Works Corp. Rights	2,943	1,142
TOTAL TAIWAN			6,297
		Shares	Value»

THAILAND — (0.0%)
*	Assetwise PCL Rights	3,850	$0
*	Better World Green PCL Warrants 05/28/2027	142,950	175
TOTAL THAILAND			175
UNITED ARAB EMIRATES — (0.0%)
*	Sharjah Islamic Bank Rights 05/08/2026	163,892	17,893
TOTAL RIGHTS/WARRANTS			37,821
TOTAL INVESTMENT SECURITIES (Cost $594,741,508)			1,144,802,568
			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	1,035,415	11,974,576
TOTAL INVESTMENTS — (100.0%)
(Cost $606,716,084)			$1,156,777,144
As of April 30, 2026, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	16	06/18/26	$5,744,713	$5,795,000	$50,287
Total Futures Contracts			$5,744,713	$5,795,000	$50,287

Emerging Markets ex China Core Equity Portfolio
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $19,096,937 or 1.7% of net assets.
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$45,222,872	—	—	$45,222,872
Chile	8,202,965	—	—	8,202,965
Colombia	2,458,690	$212,592	—	2,671,282
Czech Republic	—	1,507,210	—	1,507,210
Egypt	360,372	376,742	—	737,114
Greece	—	7,693,182	—	7,693,182
Hungary	—	4,155,767	—	4,155,767
India	8,461,488	162,746,687	—	171,208,175
Indonesia	308,963	17,778,141	$12,145	18,099,249
Kuwait	—	12,258,680	27,799	12,286,479
Malaysia	2,560	21,158,021	19	21,160,600
Mexico	26,034,713	35,291	—	26,070,004
Peru	1,436,817	—	—	1,436,817
Philippines	—	4,789,668	—	4,789,668
Poland	11,817	19,435,030	—	19,446,847
Qatar	—	9,801,358	—	9,801,358
Saudi Arabia	—	32,565,144	—	32,565,144
South Africa	9,113,389	37,630,610	—	46,743,999
South Korea	104,721	273,536,460	82,412	273,723,593
Taiwan	619,199	375,906,910	—	376,526,109
Thailand	19,030	14,135,795	—	14,154,825
Turkey	—	12,207,279	—	12,207,279
United Arab Emirates	—	23,387,741	—	23,387,741
Preferred Stocks
Brazil	10,297,002	—	—	10,297,002
Chile	142,552	—	—	142,552
Colombia	513,318	—	—	513,318
India	13,596	—	—	13,596
Rights/Warrants
Chile	—	—	—	—
Malaysia	—	1,618	—	1,618
South Korea	—	11,838	—	11,838
Taiwan	—	6,297	—	6,297
Thailand	—	175	—	175
United Arab Emirates	—	17,893	—	17,893
Securities Lending Collateral	—	11,974,576	—	11,974,576
Total Investments in Securities	$113,324,064	$1,043,330,705	$122,375˂˃	$1,156,777,144
Financial Instruments
Assets
Futures Contracts**	50,287	—	—	50,287
Total Financial Instruments	$50,287	—	—	$50,287
** Valued at the unrealized appreciation/(depreciation) on the investment.
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	Large Cap International Portfolio*	International Core Equity 2 Portfolio*	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$1,993,833,974
Investment Securities at Value (including $493,117,459, $2,636,089,895, $118,949,076 and $158,649,670 of securities on loan, respectively)	$7,893,541,928	$40,869,900,179	$3,229,960,397	5,557,680,138
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $445,885,467, $2,060,525,232, $103,023,257 and $163,007,812, respectively)	445,871,402	2,060,423,238	103,022,540	163,005,178
Cash Collateral from Securities on Loan	20,993	57,438	—	—
Segregated Cash for Futures Contracts	4,945,049	37,654,737	482,444	4,269,627
Foreign Currencies at Value	7,411,316	40,260,471	1,815,948	70
Cash	77,740,096	642,720,655	6,905,507	63,283,310
Receivables:
Investment Securities Sold	2,713,134	49,054,193	19,026,246	13,860,824
Dividends, Interest and Tax Reclaims	54,594,902	292,698,837	24,481,845	2,292,273
Securities Lending Income	298,768	2,392,987	93,599	21,835
Fund Shares Sold	5,087,997	17,160,490	298,950	4,178,079
Futures Variation Margin	781,562	5,950,921	76,231	674,813
Unrealized Gain on Foreign Currency Contracts	—	68,162	—	—
Prepaid Expenses and Other Assets	39,140	202,938	162,694	83,648
Total Assets	8,493,046,287	44,018,545,246	3,386,326,401	7,803,183,769
LIABILITIES:
Payables:
Upon Return of Securities Loaned	446,042,459	2,061,304,111	103,193,828	163,071,094
Investment Securities Purchased	1,374,002	57,334,869	—	—
Fund Shares Redeemed	17,089,554	29,419,973	558,971	16,741,611
Due to Advisor	910,588	6,757,952	640,015	789,342
Due to Directors'/Trustees'	93,671	360,784	47,430	77,367
Due to CCO	883	4,587	363	828
Unrealized Loss on Foreign Currency Contracts	1,989	310,529	23,377	—
Deferred Taxes Payable	—	—	219,486	—
Accrued Expenses and Other Liabilities	159,045	688,276	126,746	264,217
Total Liabilities	465,672,191	2,156,181,081	104,810,216	180,944,459
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,027,374,096	$41,862,364,165	$3,281,516,185	$7,622,239,310
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 213,878,556, 1,900,545,562, 860,142,347 and 664,102,143, respectively, $0.01 Par Value (1)Ж	$37.53	$22.03	$3.82	$11.48
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	4,000,000,000	3,000,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$2,345,571,968
Investment Securities at Cost	$3,947,572,560	$21,469,326,776	$2,833,538,660	$3,857,729,631
Foreign Currencies at Cost	$7,272,893	$39,866,041	$1,831,113	$74
NET ASSETS CONSIST OF:
Paid-In Capital	$4,456,079,916	$23,806,018,103	$4,814,421,374	$6,801,754,410
Total Distributable Earnings (Loss)	3,571,294,180	18,056,346,062	(1,532,905,189)	820,484,900
NET ASSETS	$8,027,374,096	$41,862,364,165	$3,281,516,185	$7,622,239,310

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*	International High Relative Profitability Portfolio*	World ex U.S. Core Equity Portfolio*
ASSETS:
Investment Securities at Value (including $951,190,169, $316,142,810, $124,037,012 and $381,646,299 of securities on loan, respectively)	$13,846,916,435	$4,257,360,751	$1,759,558,778	$5,294,595,538
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $649,610,416, $248,246,393, $122,398,885 and $233,433,742, respectively)	649,562,357	248,231,975	122,398,741	233,422,263
Cash Collateral from Securities on Loan	248,146	—	—	169,627
Segregated Cash for Futures Contracts	13,484,304	3,304,740	265,344	2,967,030
Foreign Currencies at Value	39,936,382	5,855,094	1,999,285	25,731,843
Cash	177,728,414	54,670,176	4,256,437	32,270,666
Receivables:
Investment Securities Sold	18,133,042	6,471,651	1,025,409	1,055,122
Dividends, Interest and Tax Reclaims	124,900,553	33,131,173	11,807,770	26,905,899
Securities Lending Income	1,276,984	296,649	78,217	561,493
Fund Shares Sold	4,755,761	351,228	428,000	987,496
Futures Variation Margin	2,131,074	522,311	41,905	468,899
Unrealized Gain on Foreign Currency Contracts	—	20,066	70	2,883
Prepaid Expenses and Other Assets	39,208	16,560	25,990	33,372
Total Assets	14,879,112,660	4,610,232,374	1,901,885,946	5,619,172,131
LIABILITIES:
Payables:
Upon Return of Securities Loaned	649,932,031	248,300,005	122,442,491	233,689,027
Investment Securities Purchased	—	11,077,831	569,778	1,111,704
Fund Shares Redeemed	9,359,935	764,246	1,066,270	1,779,902
Due to Advisor	4,520,958	883,717	343,643	1,076,389
Due to Directors'/Trustees'	295,259	40,689	17,618	45,468
Due to CCO	1,576	480	197	585
Unrealized Loss on Foreign Currency Contracts	269,833	48,751	10,588	9,124
Deferred Taxes Payable	—	—	—	17,224,594
Accrued Expenses and Other Liabilities	25,815	90,041	53,545	228,635
Total Liabilities	664,405,407	261,205,760	124,504,130	255,165,428
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,214,707,253	$4,349,026,614	$1,777,381,816	$5,364,006,703
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 423,874,128, 219,951,168, 108,720,566 and 287,782,627, respectively, $0.01 Par Value (1)Ж	$33.54	$19.77	$16.35	$18.64
(1) NUMBER OF SHARES AUTHORIZED	4,600,000,000	1,500,000,000	500,000,000	1,500,000,000
Investment Securities at Cost	$7,555,054,370	$2,079,639,857	$1,111,337,886	$2,856,682,155
Foreign Currencies at Cost	$39,761,395	$5,787,368	$1,992,467	$25,491,079
NET ASSETS CONSIST OF:
Paid-In Capital	$7,219,727,783	$2,190,345,845	$1,142,794,759	$3,083,198,720
Total Distributable Earnings (Loss)	6,994,979,470	2,158,680,769	634,587,057	2,280,807,983
NET ASSETS	$14,214,707,253	$4,349,026,614	$1,777,381,816	$5,364,006,703

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	World ex U.S. Targeted Value Portfolio*	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Core Equity 2 Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$1,286,737,521	$363,427,667	—
Investment Securities at Value (including $48,940,074, $0, $0 and $3,430,417,979 of securities on loan, respectively)	$899,191,927	—	—	$37,773,496,339
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $16,482,621, $0, $0 and $533,774,065, respectively)	16,481,926	—	—	533,748,873
Cash Collateral from Securities on Loan	—	—	—	95,113
Segregated Cash for Futures Contracts	—	—	241,222	20,117,906
Foreign Currencies at Value	2,363,231	—	8	249,032,243
Cash	1,177,017	57	3,538,685	176,949,273
Receivables:
Investment Securities Sold	517,338	367,228	—	34,935,639
Dividends, Interest and Tax Reclaims	5,713,679	660	—	48,527,558
Securities Lending Income	88,538	—	—	8,834,441
Fund Shares Sold	52,339	431,745	160,027	9,891,391
Futures Variation Margin	—	—	38,123	3,179,390
Unrealized Gain on Forward Currency Contracts	—	—	255,719	—
Unrealized Gain on Foreign Currency Contracts	789	—	—	4,582
Prepaid Expenses and Other Assets	16,820	23,572	12,514	147,280
Total Assets	925,603,604	1,287,560,783	367,673,965	38,858,960,028
LIABILITIES:
Payables:
Upon Return of Securities Loaned	16,487,615	—	—	534,043,416
Investment Securities Purchased	178,456	—	—	47,702,322
Fund Shares Redeemed	1,180,314	142,282	717,847	48,972,535
Due to Advisor	292,972	44,719	12,694	9,895,679
Due to Directors'/Trustees'	7,917	12,166	3,877	377,565
Due to CCO	100	139	40	4,065
Line of Credit	—	134,817	—	—
Unrealized Loss on Forward Currency Contracts	—	—	731,345	—
Unrealized Loss on Foreign Currency Contracts	8,576	—	—	5,127
Deferred Taxes Payable	2,670,565	—	—	382,745,892
Accrued Expenses and Other Liabilities	59,882	4,243	4,749	2,253,470
Total Liabilities	20,886,397	338,366	1,470,552	1,026,000,071
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$904,717,207	$1,287,222,417	$366,203,413	$37,832,959,957
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 42,264,630, 42,282,244, 13,448,758 and 1,130,071,929, respectively, $0.01 Par Value (1)Ж	$21.41	$30.44	$27.23	$33.48
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	5,000,000,000
Investments in Affiliated Investment Companies at Cost	$—	$540,655,987	$140,858,102	$—
Investment Securities at Cost	$522,414,287	$—	$—	$18,222,982,808
Foreign Currencies at Cost	$2,362,820	$—	$8	$251,894,334
NET ASSETS CONSIST OF:
Paid-In Capital	$522,557,968	$550,537,642	$141,155,969	$21,741,407,246
Total Distributable Earnings (Loss)	382,159,239	736,684,775	225,047,444	16,091,552,711
NET ASSETS	$904,717,207	$1,287,222,417	$366,203,413	$37,832,959,957

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)
	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investment Securities at Value (including $20,951,435 and $59,278,920 of securities on loan, respectively)	$334,223,193	$1,144,802,568
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,505,949 and $11,974,576, respectively)	1,505,949	11,974,576
Segregated Cash for Futures Contracts	168,855	385,955
Foreign Currencies at Value	2,039,615	5,270,834
Cash	2,517,142	3,006,737
Receivables:
Investment Securities Sold	735,400	520,512
Dividends, Interest and Tax Reclaims	429,087	2,021,834
Securities Lending Income	60,070	205,642
Fund Shares Sold	95,810	260,292
Futures Variation Margin	26,686	61,038
Unrealized Gain on Foreign Currency Contracts	1,423	—
Prepaid Expenses and Other Assets	9,828	15,995
Total Assets	341,813,058	1,168,525,983
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,507,213	11,976,509
Investment Securities Purchased	985,877	—
Fund Shares Redeemed	182,175	220,156
Due to Advisor	123,073	298,064
Due to Directors'/Trustees'	2,866	11,209
Due to CCO	36	124
Deferred Taxes Payable	3,519,214	5,750,399
Accrued Expenses and Other Liabilities	58,792	140,760
Total Liabilities	6,379,246	18,397,221
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$335,433,812	$1,150,128,762
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 22,974,051 and 75,994,309, respectively, $0.01 Par Value (1)Ж	$14.60	$15.13
(1) NUMBER OF SHARES AUTHORIZED	500,000,000	500,000,000
Investment Securities at Cost	$211,381,181	$594,741,508
Foreign Currencies at Cost	$2,040,582	$5,279,915
NET ASSETS CONSIST OF:
Paid-In Capital	$228,684,962	$632,718,537
Total Distributable Earnings (Loss)	106,748,850	517,410,225
NET ASSETS	$335,433,812	$1,150,128,762

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	Large Cap International Portfolio	International Core Equity 2 Portfolio	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,839,419, $48,769,777, $9,138,293 and $0, respectively)	$103,578,608	$536,054,840	$66,734,177	$91,294,957
Dividend Income from Affiliates	5,493,083	30,922,982	1,281,894	129,218,332
Income from Securities Lending, Net	1,163,353	10,083,977	629,917	140,150
Total Investment Income	110,235,044	577,061,799	68,645,988	220,653,439
Fund Expenses
Investment Management Fees	5,300,014	39,267,196	3,935,301	6,760,117
Accounting Fees	86,366	436,398	45,026	71,862
Custodian Fees	190,238	1,080,026	122,342	18,570
Transfer Agent Fees
Institutional Class Shares	17,940	92,155	8,501	18,097
Shareholder Servicing Fees
Institutional Class Shares	445,420	2,627,007	122,104	474,683
Filing Fees
Institutional Class Shares	39,010	138,948	15,467	40,378
Shareholders' Reports
Institutional Class Shares	55,658	245,977	28,412	132,303
Directors'/Trustees' Fees & Expenses	32,187	166,338	14,894	32,044
CCO Fees	2,162	11,197	930	2,028
Professional Fees	44,285	231,604	27,051	26,444
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	—	—	13,747
Reflow Fees	100,683	756,670	—	42,122
Other	54,520	242,463	29,664	30,046
Total Fund Expenses	6,368,483	45,295,979	4,349,692	7,662,441
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	—	—	—	2,428,602
Fees Paid Indirectly (Note C)	—	—	62,361	—
Net Expenses	6,368,483	45,295,979	4,287,331	5,233,839
Net Investment Income (Loss)	103,866,561	531,765,820	64,358,657	215,419,600
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	70,994,961	(384,891,415)	(13,769,865)	(36,212,544)
Affiliated Investment Companies Shares Sold	(40,080)	(227,319)	(11,380)	(15,481,772)
Futures	(366,910)	1,335,737	(225,608)	(691,713)
Foreign Currency Transactions	(426,130)	(1,771,075)	(51,930)	—
In-Kind Redemptions	45,980,164	416,544,331	—	17,678,157
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	736,072,032	4,649,573,947	21,015,883 [2]	580,412,030
Affiliated Investment Companies Shares	(14,065)	(101,994)	(717)	(66,033,755)
Futures	3,667,388	27,714,705	23,137	2,572,180
Translation of Foreign Currency-Denominated Amounts	1,417,674	7,526,648	809,945	—
Net Realized and Unrealized Gain (Loss)	857,285,034	4,715,703,565	7,789,465	482,242,583
Net Increase (Decrease) in Net Assets Resulting from Operations	$961,151,595	$5,247,469,385	$72,148,122	$697,662,183
[2]Including foreign capital gain taxes of:	$—	$—	$12,514	$—
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio	International High Relative Profitability Portfolio	World ex U.S. Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $20,677,786, $5,939,745, $1,575,217 and $6,125,432, respectively)	$206,712,506	$58,887,536	$23,254,005	$59,585,114
Dividend Income from Affiliates	11,410,237	3,629,617	1,652,518	3,403,155
Income from Securities Lending, Net	4,605,310	1,333,331	333,565	2,548,590
Total Investment Income	222,728,053	63,850,484	25,240,088	65,536,859
Fund Expenses
Investment Management Fees	27,092,631	5,209,041	2,166,760	6,256,233
Accounting Fees	162,987	54,328	24,189	66,744
Custodian Fees	599,082	154,604	45,386	403,711
Transfer Agent Fees
Institutional Class Shares	33,884	10,107	4,329	11,733
Shareholder Servicing Fees
Institutional Class Shares	894,027	374,860	139,321	276,427
Filing Fees
Institutional Class Shares	28,062	24,885	19,044	21,868
Shareholders' Reports
Institutional Class Shares	113,374	36,690	44,821	38,508
Directors'/Trustees' Fees & Expenses	60,119	17,999	7,656	21,225
CCO Fees	3,946	1,188	493	1,424
Professional Fees	83,967	25,383	10,633	62,989
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	—	7,670	—
Reflow Fees	649,833	177,432	54,809	57,721
Other	80,446	31,728	15,190	36,289
Total Fund Expenses	29,802,358	6,118,245	2,540,301	7,254,872
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	—	—	26,860	—
Fees Paid Indirectly (Note C)	583,587	142,689	44,935	—
Net Expenses	29,218,771	5,975,556	2,468,506	7,254,872
Net Investment Income (Loss)	193,509,282	57,874,928	22,771,582	58,281,987
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	579,750,020	(3,634,277)	(6,370,392)	(24,284,674)[1]
Affiliated Investment Companies Shares Sold	(74,376)	(26,477)	(15,305)	(24,013)
Futures	11,714,867	(570,000)	(97,543)	(1,231,114)
Foreign Currency Transactions	(984,660)	80,188	(90,701)	287,588
In-Kind Redemptions	288,337,826	94,132,266	18,751,408	26,761,304
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,094,541,070	471,200,974	117,628,062	634,578,097 [2]
Affiliated Investment Companies Shares	(48,059)	(14,418)	(144)	(11,479)
Futures	7,606,969	2,660,607	40,399	4,528,217
Translation of Foreign Currency-Denominated Amounts	3,859,941	862,723	306,730	669,410
Net Realized and Unrealized Gain (Loss)	1,984,703,598	564,691,586	130,152,514	641,273,336
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,178,212,880	$622,566,514	$152,924,096	$699,555,323
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$—	$17,877
[2]Including foreign capital gain taxes of:	$—	$—	$—	$1,556,406
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	World ex U.S. Targeted Value Portfolio	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Core Equity 2 Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,186,610, $0, $0 and $43,199,175, respectively)	$10,819,857	$3,622	$55,253	$296,963,052
Dividend Income from Affiliates	421,270	9,882,792	2,919,972	11,077,238
Income from Securities Lending, Net	374,376	—	—	44,672,419
Total Investment Income	11,615,503	9,886,414	2,975,225	352,712,709
Fund Expenses
Investment Management Fees	1,712,303	1,336,421	417,667	56,964,344
Accounting Fees	17,493	3,665	1,990	381,432
Custodian Fees	106,451	775	1,113	5,349,249
Transfer Agent Fees
Institutional Class Shares	2,051	3,003	870	81,257
Shareholder Servicing Fees
Institutional Class Shares	77,839	78,700	28,833	1,978,204
Filing Fees
Institutional Class Shares	15,718	15,456	11,312	95,399
Shareholders' Reports
Institutional Class Shares	22,227	8,227	6,224	324,259
Directors'/Trustees' Fees & Expenses	3,656	5,385	1,517	145,617
CCO Fees	244	347	99	9,811
Professional Fees	29,133	4,430	1,245	250,947
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	29,444	—	—
Reflow Fees	24,056	—	—	419,989
Other	7,267	5,051	2,934	199,621
Total Fund Expenses	2,018,438	1,490,904	473,804	66,200,129
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	—	1,051,363	342,081	—
Net Expenses	2,018,438	439,541	131,723	66,200,129
Net Investment Income (Loss)	9,597,065	9,446,873	2,843,502	286,512,580
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	4,479,903 [1]	—	—	72,769,566 [1]
Affiliated Investment Companies Shares Sold	(2,794)	13,272,587	4,698,001	(68,375)
Futures	(106,481)	—	21,199	(3,927,996)
Foreign Currency Transactions	(52,344)	—	—	(2,201,528)
Forward Currency Contracts	—	—	1,393,011	—
In-Kind Redemptions	14,696,737	—	—	143,629,454
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	106,335,892 [2]	—	—	4,916,404,800 [2]
Affiliated Investment Companies Shares	(695)	106,519,543	31,156,899	(25,192)
Futures	7,129	—	110,841	13,730,470
Translation of Foreign Currency-Denominated Amounts	144,792	—	—	442,373
Forward Currency Contracts.	—	—	(1,394,415)	—
Net Realized and Unrealized Gain (Loss)	125,502,139	119,792,130	35,985,536	5,140,753,572
Net Increase (Decrease) in Net Assets Resulting from Operations	$135,099,204	$129,239,003	$38,829,038	$5,427,266,152
[1]Net of foreign capital gain taxes withheld of:	$15,830	$—	$—	$5,993,199
[2]Including foreign capital gain taxes of:	$187,435	$—	$—	$47,239,108
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)
	Emerging Markets Targeted Value Portfolio	Emerging Markets ex China Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $328,343 and $1,747,647, respectively)	$2,548,759	$12,070,216
Dividend Income from Affiliates	54,251	281,333
Income from Securities Lending, Net	307,259	1,174,504
Total Investment Income	2,910,269	13,526,053
Fund Expenses
Investment Management Fees	812,500	2,006,211
Accounting Fees	7,516	18,989
Custodian Fees	88,035	318,516
Transfer Agent Fees
Institutional Class Shares	780	3,061
Shareholder Servicing Fees
Institutional Class Shares	27,925	89,175
Filing Fees
Institutional Class Shares	11,370	15,289
Shareholders' Reports
Institutional Class Shares	12,362	13,547
Directors'/Trustees' Fees & Expenses	1,341	5,464
CCO Fees	89	336
Professional Fees	26,852	41,793
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	83,539
Other	3,646	49,231
Total Fund Expenses	992,416	2,645,151
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	86,165	30,998
Net Expenses	906,251	2,614,153
Net Investment Income (Loss)	2,004,018	10,911,900
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	16,324,826 [1]	14,588,436 [1]
Affiliated Investment Companies Shares Sold	(383)	(2,244)
Futures	(58,207)	(1,200,580)
Foreign Currency Transactions	(32,717)	(426,554)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	21,407,016 [2]	236,803,917 [2]
Futures	94,247	50,287
Translation of Foreign Currency-Denominated Amounts	3,933	29,133
Net Realized and Unrealized Gain (Loss)	37,738,715	249,842,395
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,742,733	$260,754,295
[1]Net of foreign capital gain taxes withheld of:	$516,432	$728,346
[2]Including foreign capital gain taxes of:	$720,786	$2,279,601
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	Large Cap International Portfolio		International Core Equity 2 Portfolio		DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$103,866,561	$185,791,105	$531,765,820	$998,789,176	$64,358,657	$139,587,502
Net Realized Gain (Loss) on:
Investment Securities Sold	70,994,961	64,096,578	(384,891,415)	(407,545,625)	(13,769,865)	(132,213,997)
Affiliated Investment Companies Shares Sold	(40,080)	20,653	(227,319)	101,975	(11,380)	7,528
Futures	(366,910)	9,241,802	1,335,737	39,678,363	(225,608)	2,054,361
Foreign Currency Transactions	(426,130)	273,789	(1,771,075)	4,961,395	(51,930)	(540,181)
In-Kind Redemptions	45,980,164	109,521,652	416,544,331	165,584,153	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	736,072,032	1,073,385,924	4,649,573,947	7,108,512,992	21,015,883	383,351,860
Affiliated Investment Companies Shares	(14,065)	(3,586)	(101,994)	(30,852)	(717)	—
Futures	3,667,388	1,537,033	27,714,705	8,596,414	23,137	1,242,757
Translation of Foreign Currency-Denominated Amounts	1,417,674	1,374,790	7,526,648	7,031,750	809,945	339,919
Net Increase (Decrease) in Net Assets Resulting from Operations	961,151,595	1,445,239,740	5,247,469,385	7,925,679,741	72,148,122	393,829,749
Distributions:
Institutional Class Shares	(94,101,761)	(197,534,131)	(527,557,323)	(1,084,854,801)	(211,381,328)	(186,008,470)
Capital Share Transactions (1):
Shares Issued	636,664,006	1,299,835,384	3,625,880,331	4,180,147,755	53,357,123	209,704,769
Shares Issued in Lieu of Cash Distributions	84,683,566	177,685,566	504,995,470	1,040,307,110	210,158,528	81,585,411
Shares Redeemed	(754,279,851)	(1,472,804,882)	(3,795,317,666)	(6,212,802,504)	(191,381,563)	(560,977,337)
Net Increase (Decrease) from Capital Share Transactions	(32,932,279)	4,716,068	335,558,135	(992,347,639)	72,134,088	(269,687,157)
Total Increase (Decrease) in Net Assets	834,117,555	1,252,421,677	5,055,470,197	5,848,477,301	(67,099,118)	(61,865,878)
Net Assets
Beginning of Period	7,193,256,541	5,940,834,864	36,806,893,968	30,958,416,667	3,348,615,303	3,410,481,181
End of Period	$8,027,374,096	$7,193,256,541	$41,862,364,165	$36,806,893,968	$3,281,516,185	$3,348,615,303
(1) Shares Issued and Redeemed:
Shares Issued	17,712,447	43,465,830	172,993,033	241,251,832	14,072,850	59,925,462
Shares Issued in Lieu of Cash Distributions	2,472,632	5,813,523	25,236,886	58,699,731	57,108,296	24,137,696
Shares Redeemed	(20,997,645)	(49,141,391)	(181,457,796)	(356,786,730)	(50,658,330)	(157,448,044)
Net Increase (Decrease) from Shares Issued and Redeemed	(812,566)	137,962	16,772,123	(56,835,167)	20,522,816	(73,384,886)
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$215,419,600	$260,407,243	$193,509,282	$450,977,792	$57,874,928	$110,845,052
Net Realized Gain (Loss) on:
Investment Securities Sold	(36,212,544)	(111,162,036)	579,750,020	561,779,256	(3,634,277)	(47,100,655)
Affiliated Investment Companies Shares Sold	(15,481,772)	(11,283,256)	(74,376)	19,036	(26,477)	13,243
Futures	(691,713)	7,054,104	11,714,867	14,638,524	(570,000)	3,191,071
Foreign Currency Transactions	—	—	(984,660)	3,722,755	80,188	296,473
In-Kind Redemptions	17,678,157	1,685,634	288,337,826	391,566,256	94,132,266	38,555,422
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	580,412,030	(179,887,429)	1,094,541,070	2,657,886,511	471,200,974	812,827,164
Affiliated Investment Companies Shares	(66,033,755)	138,268,795	(48,059)	(6,987)	(14,418)	(3,767)
Futures	2,572,180	2,137,375	7,606,969	4,940,131	2,660,607	1,097,901
Translation of Foreign Currency-Denominated Amounts	—	—	3,859,941	2,949,459	862,723	823,819
Net Increase (Decrease) in Net Assets Resulting from Operations	697,662,183	107,220,430	2,178,212,880	4,088,472,733	622,566,514	920,545,723
Distributions:
Institutional Class Shares	(274,729,573)	(262,006,123)	(661,271,303)	(586,639,848)	(57,386,999)	(125,913,251)
Capital Share Transactions (1):
Shares Issued	627,972,860	1,050,053,820	893,949,139	1,307,655,809	207,435,627	364,071,269
Shares Issued in Lieu of Cash Distributions	266,600,915	252,301,910	562,055,683	499,817,029	57,224,105	125,153,920
Shares Redeemed	(754,409,779)	(1,684,365,884)	(2,241,689,266)	(3,110,993,245)	(482,364,893)	(711,489,796)
Net Increase (Decrease) from Capital Share Transactions	140,163,996	(382,010,154)	(785,684,444)	(1,303,520,407)	(217,705,161)	(222,264,607)
Total Increase (Decrease) in Net Assets	563,096,606	(536,795,847)	731,257,133	2,198,312,478	347,474,354	572,367,865
Net Assets
Beginning of Period	7,059,142,704	7,595,938,551	13,483,450,120	11,285,137,642	4,001,552,260	3,429,184,395
End of Period	$7,622,239,310	$7,059,142,704	$14,214,707,253	$13,483,450,120	$4,349,026,614	$4,001,552,260
(1) Shares Issued and Redeemed:
Shares Issued	57,906,732	99,344,603	27,717,643	51,390,772	11,091,531	23,660,912
Shares Issued in Lieu of Cash Distributions	25,487,659	24,074,610	18,623,450	19,576,465	3,198,452	8,080,146
Shares Redeemed	(69,686,120)	(160,185,502)	(70,176,884)	(119,695,214)	(25,905,861)	(45,583,531)
Net Increase (Decrease) from Shares Issued and Redeemed	13,708,271	(36,766,289)	(23,835,791)	(48,727,977)	(11,615,878)	(13,842,473)
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	International High Relative Profitability Portfolio		World ex U.S. Core Equity Portfolio		World ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,771,582	$41,975,247	$58,281,987	$122,088,882	$9,597,065	$22,722,121
Net Realized Gain (Loss) on:
Investment Securities Sold	(6,370,392)	17,453,792	(24,284,674)	(3,881,639)	4,479,903	7,153,530
Affiliated Investment Companies Shares Sold	(15,305)	676	(24,013)	12,444	(2,794)	(446)
Futures	(97,543)	413,335	(1,231,114)	3,780,234	(106,481)	301,384
Foreign Currency Transactions	(90,701)	(30,449)	287,588	(662,737)	(52,344)	28,502
In-Kind Redemptions	18,751,408	28,298,175	26,761,304	5,043,043	14,696,737	4,550,539
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	117,628,062	209,861,714	634,578,097	861,016,088	106,335,892	154,335,212
Affiliated Investment Companies Shares	(144)	(456)	(11,479)	(1,505)	(695)	(126)
Futures	40,399	—	4,528,217	1,535,605	7,129	(7,129)
Translation of Foreign Currency-Denominated Amounts	306,730	418,036	669,410	730,663	144,792	148,994
Net Increase (Decrease) in Net Assets Resulting from Operations	152,924,096	298,390,070	699,555,323	989,661,078	135,099,204	189,232,581
Distributions:
Institutional Class Shares	(18,092,358)	(35,999,865)	(69,772,648)	(138,223,105)	(6,610,554)	(23,775,530)
Capital Share Transactions (1):
Shares Issued	121,233,642	318,628,378	436,582,406	549,285,297	31,659,177	34,986,896
Shares Issued in Lieu of Cash Distributions	17,680,142	35,122,243	69,007,589	136,093,757	6,591,121	23,705,841
Shares Redeemed	(198,672,478)	(442,879,191)	(485,823,660)	(888,821,851)	(67,953,273)	(130,319,973)
Net Increase (Decrease) from Capital Share Transactions	(59,758,694)	(89,128,570)	19,766,335	(203,442,797)	(29,702,975)	(71,627,236)
Total Increase (Decrease) in Net Assets	75,073,044	173,261,635	649,549,010	647,995,176	98,785,675	93,829,815
Net Assets
Beginning of Period	1,702,308,772	1,529,047,137	4,714,457,693	4,066,462,517	805,931,532	712,101,717
End of Period	$1,777,381,816	$1,702,308,772	$5,364,006,703	$4,714,457,693	$904,717,207	$805,931,532
(1) Shares Issued and Redeemed:
Shares Issued	7,631,707	23,593,855	24,717,737	37,572,167	1,543,338	2,194,649
Shares Issued in Lieu of Cash Distributions	1,154,403	2,476,015	4,144,652	9,216,578	343,703	1,422,210
Shares Redeemed	(12,516,076)	(32,072,877)	(27,864,563)	(60,460,054)	(3,356,670)	(8,001,495)
Net Increase (Decrease) from Shares Issued and Redeemed	(3,729,966)	(6,003,007)	997,826	(13,671,309)	(1,469,629)	(4,384,636)
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio		Emerging Markets Core Equity 2 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,446,873	$21,184,296	$2,843,502	$6,292,117	$286,512,580	$753,908,923
Net Realized Gain (Loss) on:
Investment Securities Sold	—	—	—	—	72,769,566	108,657,563
Affiliated Investment Companies Shares Sold	13,272,587	48,440,204	4,698,001	4,309,002	(68,375)	44,578
Futures	—	—	21,199	496,634	(3,927,996)	35,335,566
Foreign Currency Transactions	—	—	—	—	(2,201,528)	(5,152,705)
Forward Currency Contracts	—	—	1,393,011	400,640	—	—
In-Kind Redemptions	—	—	—	—	143,629,454	6,490,172
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	4,916,404,800	5,586,066,761
Affiliated Investment Companies Shares	106,519,543	139,865,176	31,156,899	46,168,504	(25,192)	(3,058)
Futures	—	—	110,841	100,499	13,730,470	7,444,581
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	442,373	1,383,028
Forward Currency Contracts	—	—	(1,394,415)	(328,040)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	129,239,003	209,489,676	38,829,038	57,439,356	5,427,266,152	6,494,175,409
Distributions:
Institutional Class Shares	(50,236,266)	(36,224,799)	(10,690,985)	(16,314,929)	(422,898,145)	(1,008,597,792)
Capital Share Transactions (1):
Shares Issued	44,563,161	123,345,022	15,142,134	51,436,992	2,636,957,263	4,194,287,973
Shares Issued in Lieu of Cash Distributions	50,194,594	30,692,478	10,616,320	16,211,417	405,118,932	966,718,633
Shares Redeemed	(87,590,643)	(255,372,665)	(30,294,743)	(64,806,311)	(3,527,534,632)	(5,619,858,098)
Net Increase (Decrease) from Capital Share Transactions	7,167,112	(101,335,165)	(4,536,289)	2,842,098	(485,458,437)	(458,851,492)
Total Increase (Decrease) in Net Assets	86,169,849	71,929,712	23,601,764	43,966,525	4,518,909,570	5,026,726,125
Net Assets
Beginning of Period	1,201,052,568	1,129,122,856	342,601,649	298,635,124	33,314,050,387	28,287,324,262
End of Period	$1,287,222,417	$1,201,052,568	$366,203,413	$342,601,649	$37,832,959,957	$33,314,050,387
(1) Shares Issued and Redeemed:
Shares Issued	1,539,401	4,795,183	588,779	2,282,588	86,397,134	167,775,223
Shares Issued in Lieu of Cash Distributions	1,799,451	1,202,537	428,077	743,643	14,071,046	37,618,989
Shares Redeemed	(3,092,139)	(9,938,934)	(1,171,623)	(2,902,122)	(115,148,314)	(224,303,633)
Net Increase (Decrease) from Shares Issued and Redeemed	246,713	(3,941,214)	(154,767)	124,109	(14,680,134)	(18,909,421)
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
	Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,004,018	$6,752,785	$10,911,900	$27,505,305
Net Realized Gain (Loss) on:
Investment Securities Sold	16,324,826	(6,021,163)	14,588,436	(959,393)
Affiliated Investment Companies Shares Sold	(383)	265	(2,244)	1,552
Futures	(58,207)	164,315	(1,200,580)	(436,936)
Foreign Currency Transactions	(32,717)	(10,986)	(426,554)	(325,930)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	21,407,016	48,582,640	236,803,917	202,236,458
Affiliated Investment Companies Shares	—	—	—	(179)
Futures	94,247	58,812	50,287	—
Translation of Foreign Currency-Denominated Amounts	3,933	7,953	29,133	49,983
Net Increase (Decrease) in Net Assets Resulting from Operations	39,742,733	49,534,621	260,754,295	228,070,860
Distributions:
Institutional Class Shares	(14,658,686)	(11,365,200)	(11,070,927)	(32,734,928)
Capital Share Transactions (1):
Shares Issued	17,708,608	42,214,062	85,001,636	609,965,519
Shares Issued in Lieu of Cash Distributions	14,472,966	11,198,835	10,565,270	31,580,312
Shares Redeemed	(27,455,871)	(50,439,957)	(431,854,817)	(501,107,462)
Net Increase (Decrease) from Capital Share Transactions	4,725,703	2,972,940	(336,287,911)	140,438,369
Total Increase (Decrease) in Net Assets	29,809,750	41,142,361	(86,604,543)	335,774,301
Net Assets
Beginning of Period	305,624,062	264,481,701	1,236,733,305	900,959,004
End of Period	$335,433,812	$305,624,062	$1,150,128,762	$1,236,733,305
(1) Shares Issued and Redeemed:
Shares Issued	1,299,411	3,624,756	6,581,801	59,038,626
Shares Issued in Lieu of Cash Distributions	1,130,700	987,552	871,493	2,895,213
Shares Redeemed	(2,039,444)	(4,317,359)	(32,697,926)	(47,103,013)
Net Increase (Decrease) from Shares Issued and Redeemed	390,667	294,949	(25,244,632)	14,830,826
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Large Cap International Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$33.51	$27.69	$23.34	$21.06	$27.63	$20.90
Income from Investment Operations (A)
Net Investment Income (Loss)	0.48	0.86	0.79	0.76	0.78	0.70
Net Gains (Losses) on Securities (Realized and Unrealized)	3.98	5.88	4.45	2.22	(6.54)	6.70
Total from Investment Operations	4.46	6.74	5.24	2.98	(5.76)	7.40
Less Distributions:
Net Investment Income	(0.44)	(0.92)	(0.89)	(0.70)	(0.81)	(0.67)
Total Distributions	(0.44)	(0.92)	(0.89)	(0.70)	(0.81)	(0.67)
Net Asset Value, End of Period	$37.53	$33.51	$27.69	$23.34	$21.06	$27.63
Total Return	13.47%(B)	24.71%	22.59%	14.00%	(21.12%)	35.55%
Net Assets, End of Period (thousands)	$8,027,374	$7,193,257	$5,940,835	$5,118,467	$4,820,678	$6,032,181
Ratio of Expenses to Average Net Assets	0.17%(C)	0.18%	0.17%	0.17%	0.17%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%(C)	0.18%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.74%(C)	2.88%	2.92%	3.12%	3.17%	2.65%
Portfolio Turnover Rate	4%(B)	8%	11%	8%	9%	14%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	International Core Equity 2 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$19.54	$15.95	$13.53	$12.22	$16.35	$12.08
Income from Investment Operations (A)
Net Investment Income (Loss)	0.28	0.52	0.48	0.46	0.47	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	2.49	3.64	2.48	1.25	(4.07)	4.24
Total from Investment Operations	2.77	4.16	2.96	1.71	(3.60)	4.64
Less Distributions:
Net Investment Income	(0.28)	(0.57)	(0.54)	(0.40)	(0.53)	(0.37)
Total Distributions	(0.28)	(0.57)	(0.54)	(0.40)	(0.53)	(0.37)
Net Asset Value, End of Period	$22.03	$19.54	$15.95	$13.53	$12.22	$16.35
Total Return	14.32%(B)	26.48%	22.01%	13.84%	(22.29%)	38.56%
Net Assets, End of Period (thousands)	$41,862,364	$36,806,894	$30,958,417	$27,369,353	$26,208,206	$34,629,583
Ratio of Expenses to Average Net Assets	0.23%(C)	0.23%	0.23%	0.23%	0.24%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%(C)	0.23%	0.23%	0.23%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.71%(C)	3.00%	3.05%	3.21%	3.27%	2.56%
Portfolio Turnover Rate	5%(B)	8%	12%	9%	11%	8%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$3.99	$3.74	$3.26	$3.38	$5.04	$3.77
Income from Investment Operations (A)
Net Investment Income (Loss)	0.07	0.16	0.15	0.16	0.15	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.29	0.52	(0.28)	(1.44)	1.11
Total from Investment Operations	0.08	0.45	0.67	(0.12)	(1.29)	1.27
Less Distributions:
Net Investment Income	(0.25)	(0.20)	(0.19)	—	(0.37)	—
Total Distributions	(0.25)	(0.20)	(0.19)	—	(0.37)	—
Net Asset Value, End of Period	$3.82	$3.99	$3.74	$3.26	$3.38	$5.04
Total Return	2.32%(B)	13.08%	20.91%	(3.55%)	(27.50%)	33.69%
Net Assets, End of Period (thousands)	$3,281,516	$3,348,615	$3,410,481	$3,514,043	$4,452,148	$5,987,464
Ratio of Expenses to Average Net Assets	0.27%(C)	0.27%	0.27%	0.26%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.27%(C)	0.28%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.93%(C)	4.32%	4.22%	4.30%	3.67%	3.29%
Portfolio Turnover Rate	2%(B)	3%	4%	6%	6%	8%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$10.85	$11.05	$8.76	$9.86	$13.29	$9.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.39	0.39	0.21	0.49	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.73	(0.21)	2.24	(0.76)	(3.32)	3.80
Total from Investment Operations	1.06	0.18	2.63	(0.55)	(2.83)	3.96
Less Distributions:
Net Investment Income	(0.43)	(0.38)	(0.34)	(0.14)	(0.48)	(0.20)
Net Realized Gains	—	—	—	(0.41)	(0.12)	(0.04)
Total Distributions	(0.43)	(0.38)	(0.34)	(0.55)	(0.60)	(0.24)
Net Asset Value, End of Period	$11.48	$10.85	$11.05	$8.76	$9.86	$13.29
Total Return	10.12%(B)	1.77%	30.50%	(6.27%)	(22.34%)	42.08%
Net Assets, End of Period (thousands)	$7,622,239	$7,059,143	$7,595,939	$6,661,881	$7,871,073	$10,537,586
Ratio of Expenses to Average Net Assets *(D)	0.22%(C)	0.22%	0.22%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(D)	0.29%(C)	0.29%	0.28%	0.31%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	6.05%(C)	3.66%	3.83%	2.12%	4.14%	1.33%
Portfolio Turnover Rate	3%(B)	4%	3%	—	1%	1%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.07%(C)	0.07%	0.07%	0.09%	0.10%	0.11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	DFA International Small Cap Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$30.12	$22.73	$19.20	$16.81	$22.14	$15.65
Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.94	0.71	0.66	0.61	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	4.49	7.68	3.73	2.33	(5.05)	6.48
Total from Investment Operations	4.93	8.62	4.44	2.99	(4.44)	6.92
Less Distributions:
Net Investment Income	(0.45)	(1.05)	(0.88)	(0.60)	(0.73)	(0.43)
Net Realized Gains	(1.06)	(0.18)	(0.03)	—	(0.16)	—
Total Distributions	(1.51)	(1.23)	(0.91)	(0.60)	(0.89)	(0.43)
Net Asset Value, End of Period	$33.54	$30.12	$22.73	$19.20	$16.81	$22.14
Total Return	16.95%(B)	39.00%	23.41%	17.80%	(20.53%)	44.61%
Net Assets, End of Period (thousands)	$14,214,707	$13,483,450	$11,285,138	$10,041,697	$9,664,700	$12,784,711
Ratio of Expenses to Average Net Assets	0.43%(C)	0.42%	0.43%	0.43%	0.46%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43%(C)	0.43%	0.43%	0.43%	0.46%	0.53%
Ratio of Net Investment Income to Average Net Assets	2.79%(C)	3.68%	3.22%	3.35%	3.13%	2.13%
Portfolio Turnover Rate	4%(B)	14%	14%	13%	24%	15%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	International Vector Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.28	$13.97	$11.87	$10.67	$14.51	$10.42
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.46	0.42	0.40	0.40	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	2.48	3.38	2.19	1.14	(3.52)	4.06
Total from Investment Operations	2.74	3.84	2.61	1.54	(3.12)	4.38
Less Distributions:
Net Investment Income	(0.25)	(0.53)	(0.51)	(0.34)	(0.45)	(0.29)
Net Realized Gains	—	—	—	—	(0.27)	—
Total Distributions	(0.25)	(0.53)	(0.51)	(0.34)	(0.72)	(0.29)
Net Asset Value, End of Period	$19.77	$17.28	$13.97	$11.87	$10.67	$14.51
Total Return	16.03%(B)	27.95%	22.15%	14.34%	(22.16%)	42.24%
Net Assets, End of Period (thousands)	$4,349,027	$4,001,552	$3,429,184	$3,032,135	$2,882,931	$3,716,790
Ratio of Expenses to Average Net Assets	0.29%(C)	0.30%	0.34%	0.34%	0.36%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.29%(C)	0.31%	0.34%	0.34%	0.36%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.78%(C)	3.01%	3.06%	3.20%	3.16%	2.35%
Portfolio Turnover Rate	3%(B)	10%	27%	13%	17%	15%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	International High Relative Profitability Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$15.14	$12.91	$11.20	$10.12	$13.73	$10.64
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.36	0.32	0.32	0.38	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	1.16	2.18	1.70	1.07	(3.51)	3.08
Total from Investment Operations	1.37	2.54	2.02	1.39	(3.13)	3.38
Less Distributions:
Net Investment Income	(0.16)	(0.31)	(0.31)	(0.31)	(0.37)	(0.29)
Net Realized Gains	—	—	—	—	(0.11)	—
Total Distributions	(0.16)	(0.31)	(0.31)	(0.31)	(0.48)	(0.29)
Net Asset Value, End of Period	$16.35	$15.14	$12.91	$11.20	$10.12	$13.73
Total Return	9.14%(B)	19.86%	18.04%	13.58%	(23.22%)	31.85%
Net Assets, End of Period (thousands)	$1,777,382	$1,702,309	$1,529,047	$1,473,478	$1,606,634	$2,183,724
Ratio of Expenses to Average Net Assets	0.29%(C)	0.29%	0.30%	0.30%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.29%(C)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.63%(C)	2.60%	2.45%	2.71%	3.15%	2.30%
Portfolio Turnover Rate	8%(B)	14%	15%	11%	22%	15%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$16.44	$13.53	$11.44	$10.35	$13.84	$10.44
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.41	0.38	0.38	0.40	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.24	2.97	2.14	1.08	(3.48)	3.40
Total from Investment Operations	2.44	3.38	2.52	1.46	(3.08)	3.73
Less Distributions:
Net Investment Income	(0.24)	(0.47)	(0.43)	(0.37)	(0.41)	(0.33)
Total Distributions	(0.24)	(0.47)	(0.43)	(0.37)	(0.41)	(0.33)
Net Asset Value, End of Period	$18.64	$16.44	$13.53	$11.44	$10.35	$13.84
Total Return	15.03%(B)	25.43%	22.10%	14.01%	(22.55%)	35.87%
Net Assets, End of Period (thousands)	$5,364,007	$4,714,458	$4,066,463	$3,343,709	$3,122,060	$4,089,166
Ratio of Expenses to Average Net Assets	0.29%(C)	0.30%	0.30%	0.30%	0.30%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.29%(C)	0.30%	0.30%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.33%(C)	2.86%	2.87%	3.12%	3.25%	2.49%
Portfolio Turnover Rate	3%(B)	8%	18%	10%	12%	6%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	World Ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$18.43	$14.80	$12.39	$11.02	$15.29	$10.91
Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.49	0.41	0.40	0.39	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	2.91	3.66	2.42	1.35	(3.55)	4.34
Total from Investment Operations	3.13	4.15	2.83	1.75	(3.16)	4.66
Less Distributions:
Net Investment Income	(0.15)	(0.52)	(0.42)	(0.38)	(0.39)	(0.28)
Net Realized Gains	—	—	—	—	(0.72)	—
Total Distributions	(0.15)	(0.52)	(0.42)	(0.38)	(1.11)	(0.28)
Net Asset Value, End of Period	$21.41	$18.43	$14.80	$12.39	$11.02	$15.29
Total Return	17.10%(B)	28.44%	22.91%	15.76%	(21.77%)	42.81%
Net Assets, End of Period (thousands)	$904,717	$805,932	$712,102	$637,254	$567,557	$774,324
Ratio of Expenses to Average Net Assets	0.47%(C)	0.48%	0.48%	0.48%	0.52%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.47%(C)	0.48%	0.48%	0.48%	0.52%	0.55%
Ratio of Net Investment Income to Average Net Assets	2.24%(C)	3.06%	2.87%	3.08%	2.98%	2.20%
Portfolio Turnover Rate	9%(B)	17%	20%	24%	35%	28%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	World Core Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$28.57	$24.56	$19.35	$18.24	$22.56	$16.29
Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.46	0.47	0.39	0.45	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	2.85	4.36	5.44	1.38	(4.15)	6.27
Total from Investment Operations	3.07	4.82	5.91	1.77	(3.70)	6.61
Less Distributions:
Net Investment Income	(0.23)	(0.48)	(0.47)	(0.39)	(0.45)	(0.34)
Net Realized Gains	(0.97)	(0.33)	(0.23)	(0.27)	(0.17)	—
Total Distributions	(1.20)	(0.81)	(0.70)	(0.66)	(0.62)	(0.34)
Net Asset Value, End of Period	$30.44	$28.57	$24.56	$19.35	$18.24	$22.56
Total Return	11.13%(B)	20.05%	30.94%	9.65%	(16.62%)	40.75%
Net Assets, End of Period (thousands)	$1,287,222	$1,201,053	$1,129,123	$957,732	$949,017	$1,088,714
Ratio of Expenses to Average Net Assets *	0.27%(C)	0.27%	0.27%	0.27%	0.27%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.44%(C)	0.44%	0.44%	0.44%	0.45%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.56%(C)	1.84%	2.06%	1.94%	2.22%	1.64%
Portfolio Turnover Rate	2%(B)	8%	4%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%(C)	0.20%	0.20%	0.20%	0.20%	0.22%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$25.18	$22.15	$18.10	$18.09	$22.35	$16.21
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.44	0.44	0.37	0.44	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.63	3.77	4.80	1.28	(3.29)	6.21
Total from Investment Operations	2.84	4.21	5.24	1.65	(2.85)	6.54
Less Distributions:
Net Investment Income	(0.45)	(0.41)	(0.47)	(1.03)	(0.44)	(0.20)
Net Realized Gains	(0.34)	(0.77)	(0.72)	(0.61)	(0.97)	(0.20)
Total Distributions	(0.79)	(1.18)	(1.19)	(1.64)	(1.41)	(0.40)
Net Asset Value, End of Period	$27.23	$25.18	$22.15	$18.10	$18.09	$22.35
Total Return	11.62%(B)	19.82%	30.12%	9.43%	(13.65%)	40.81%
Net Assets, End of Period (thousands)	$366,203	$342,602	$298,635	$255,330	$270,708	$348,707
Ratio of Expenses to Average Net Assets *(D)	0.30%(C)	0.31%	0.32%	0.32%	0.31%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.50%(C)	0.50%	0.51%	0.52%	0.51%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.63%(C)	2.00%	2.13%	2.02%	2.25%	1.60%
Portfolio Turnover Rate	4%(B)	17%	11%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.23%(C)	0.23%	0.23%	0.23%	0.24%	0.25%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Emerging Markets Core Equity 2 Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$29.10	$24.31	$20.32	$18.13	$25.16	$20.34
Income from Investment Operations (A)
Net Investment Income (Loss)	0.25	0.65	0.62	0.67	0.75	0.57
Net Gains (Losses) on Securities (Realized and Unrealized)	4.50	5.01	4.14	2.15	(6.97)	4.76
Total from Investment Operations	4.75	5.66	4.76	2.82	(6.22)	5.33
Less Distributions:
Net Investment Income	(0.37)	(0.87)	(0.77)	(0.63)	(0.81)	(0.51)
Total Distributions	(0.37)	(0.87)	(0.77)	(0.63)	(0.81)	(0.51)
Net Asset Value, End of Period	$33.48	$29.10	$24.31	$20.32	$18.13	$25.16
Total Return	16.54%(B)	23.82%	23.66%	15.49%	(25.06%)	26.19%
Net Assets, End of Period (thousands)	$37,832,960	$33,314,050	$28,287,324	$22,994,927	$20,968,575	$29,155,369
Ratio of Expenses to Average Net Assets	0.38%(C)	0.39%	0.40%	0.39%	0.40%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.38%(C)	0.39%	0.40%	0.39%	0.40%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.66%(C)	2.59%	2.66%	3.18%	3.33%	2.26%
Portfolio Turnover Rate	2%(B)	5%	9%	11%	14%	10%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$13.53	$11.87	$10.27	$9.29	$13.13	$9.71
Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.30	0.26	0.27	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.63	1.87	1.91	1.13	(2.85)	3.39
Total from Investment Operations	1.72	2.17	2.17	1.40	(2.55)	3.67
Less Distributions:
Net Investment Income	(0.65)	(0.51)	(0.39)	(0.24)	(0.42)	(0.23)
Net Realized Gains	—	—	(0.18)	(0.18)	(0.87)	(0.02)
Total Distributions	(0.65)	(0.51)	(0.57)	(0.42)	(1.29)	(0.25)
Net Asset Value, End of Period	$14.60	$13.53	$11.87	$10.27	$9.29	$13.13
Total Return	13.36%(B)	19.06%	21.82%	15.20%	(21.40%)	38.29%
Net Assets, End of Period (thousands)	$335,434	$305,624	$264,482	$219,178	$189,926	$234,921
Ratio of Expenses to Average Net Assets	0.58%(C)	0.58%	0.60%	0.66%	0.66%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.64%(C)	0.65%	0.70%	0.67%	0.66%	0.72%
Ratio of Net Investment Income to Average Net Assets	1.28%(C)	2.47%	2.32%	2.55%	2.72%	2.19%
Portfolio Turnover Rate	13%(B)	21%	30%	24%	28%	29%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)
	Emerging Markets Ex China Core Equity Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Period Nov 15, 2021Ʊ to Oct 31, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$12.22	$10.43	$8.62	$7.76	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.26	0.24	0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	2.91	1.84	1.83	0.83	(2.28)
Total from Investment Operations	3.03	2.10	2.07	1.09	(2.00)
Less Distributions:
Net Investment Income	(0.12)	(0.31)	(0.26)	(0.23)	(0.24)
Total Distributions	(0.12)	(0.31)	(0.26)	(0.23)	(0.24)
Net Asset Value, End of Period	$15.13	$12.22	$10.43	$8.62	$7.76
Total Return	25.11%(B)	20.48%	24.04%	14.04%	(20.16%)(B)
Net Assets, End of Period (thousands)	$1,150,129	$1,236,733	$900,959	$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.43%(C)	0.43%	0.43%	0.42%	0.43%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.44%(C)	0.45%	0.45%	0.47%	0.54%(C)
Ratio of Net Investment Income to Average Net Assets	1.79%(C)	2.43%	2.32%	2.94%	3.20%(C)
Portfolio Turnover Rate	5%(B)	27%	15%	16%	41%(B)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, fourteen of which (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
Three of the Portfolios generally allocate their assets among other funds (each such underlying fund, an "Underlying Fund") managed by Dimensional Fund Advisors LP (the “Advisor”) (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund.
Funds of Funds	Underlying Funds	Percentage Ownership 04/30/26
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	60%

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity 2 Portfolio	1%
	Emerging Markets Core Equity 2 Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity 2 Portfolio	—
	Emerging Markets Core Equity 2 Portfolio	—
* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Schedule of Investments.
To achieve its investment objective, each Fund of Funds invests substantially all of its assets in corresponding Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each  Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity 2 Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the "Short Term Series"), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments . The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.
The Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA

Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity 2 Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
5. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets. Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Large Cap International Portfolio	0.14%
International Core Equity 2 Portfolio	0.20%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%
DFA International Small Cap Value Portfolio	0.39%
International Vector Equity Portfolio	0.25%

International High Relative Profitability Portfolio	0.25%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Core Equity 2 Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2027 may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.
Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Large Cap International Portfolio (1)	0.24%	—	—	—
International Core Equity 2 Portfolio (1)	0.30%	—	—	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—
DFA Global Real Estate Securities Portfolio (2)	0.22%	—	$13,747	$2,428,602
International Vector Equity Portfolio (1)	0.60%	—	—	—
International High Relative Profitability Portfolio (3)	0.29%	—	7,670	26,860
World ex U.S. Core Equity Portfolio (4)	0.39%	—	—	—
World ex U.S. Targeted Value Portfolio (5)	0.80%	0.40%	—	—
World Core Equity Portfolio (6)	0.27%	0.22%	29,444	1,051,363
Selectively Hedged Global Equity Portfolio (7)	0.40%	0.24%	—	342,081
Emerging Markets Core Equity 2 Portfolio (1)	0.54%	—	—	—
Emerging Markets Targeted Value Portfolio (3)	0.58%	—	—	86,165
Emerging Markets ex China Core Equity Portfolio (3)	0.43%	—	83,539	30,998

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio
(including the expenses that the Portfolio bears as a shareholder of its Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).
Prior to February 28, 2025, the Expense Limitation Amount for the International High Relative Profitability Portfolio was 0.35%.

(4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the
Portfolio (including the expenses that the Portfolio bears as a shareholder of its Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”).
In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (including the Portfolio’s proportionate share of any management fees that a Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”).
In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

	Previously Assumed Expenses Subject to Future Recovery
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
DFA Global Real Estate Securities Portfolio	$3,132,260	$4,755,936	$4,707,482	$2,428,603	$15,024,281
International High Relative Profitability Portfolio	—	—	94,378	26,860	121,238
World Core Equity Portfolio	11,605	103,755	76,843	39,840	232,043
Selectively Hedged Global Equity Portfolio	276,677	550,654	603,787	342,081	1,773,199
Emerging Markets Targeted Value Portfolio	—	187,080	197,313	86,165	470,558
Emerging Markets ex China Core Equity Portfolio	45,962	132,572	271,004	30,998	480,536

Earned Income Credit:
Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2026, expenses reduced were as follows:
Fees Paid Indirectly
DFA International Real Estate Securities Portfolio	$62,361
DFA International Small Cap Value Portfolio	583,587
International Vector Equity Portfolio	142,689
International High Relative Profitability Portfolio	44,935
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
Large Cap International Portfolio	$57,422
International Core Equity 2 Portfolio	173,862
DFA International Real Estate Securities Portfolio	29,487
DFA Global Real Estate Securities Portfolio	38,046
DFA International Small Cap Value Portfolio	227,007
International Vector Equity Portfolio	20,115
International High Relative Profitability Portfolio	8,627
World ex U.S. Core Equity Portfolio	21,485
World ex U.S. Targeted Value Portfolio	3,767
World Core Equity Portfolio	5,748
Selectively Hedged Global Equity Portfolio	2,113
Emerging Markets Core Equity 2 Portfolio	214,582
Emerging Markets Targeted Value Portfolio	1,340
Emerging Markets ex China Core Equity Portfolio	4,869

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
Large Cap International Portfolio	$285,681,250	$264,026,510
International Core Equity 2 Portfolio	2,406,176,981	1,768,031,246
DFA International Real Estate Securities Portfolio	72,422,805	136,804,939
DFA Global Real Estate Securities Portfolio	213,819,468	155,142,871
DFA International Small Cap Value Portfolio	572,395,655	1,109,799,130

	Other Investment Securities
	Purchases	Sales
International Vector Equity Portfolio	$130,900,247	$230,133,087
International High Relative Profitability Portfolio	147,537,646	172,021,216
World ex U.S. Core Equity Portfolio	198,239,732	154,107,985
World ex U.S. Targeted Value Portfolio	79,601,841	80,856,301
World Core Equity Portfolio	26,168,634	59,873,749
Selectively Hedged Global Equity Portfolio	15,415,945	26,050,997
Emerging Markets Core Equity 2 Portfolio	650,387,398	1,109,817,492
Emerging Markets Targeted Value Portfolio	41,941,362	50,482,638
Emerging Markets ex China Core Equity Portfolio	55,054,632	401,850,451
There were no purchases or sales of long-term U.S. government securities.
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$198,230,136	$1,091,860,136	$844,164,725	$(40,080)	$(14,065)	$445,871,402	38,553,515	$5,493,083	—
Total	$198,230,136	$1,091,860,136	$844,164,725	$(40,080)	$(14,065)	$445,871,402		$5,493,083	—
International Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$1,315,396,097	$4,261,065,573	$3,515,710,119	$(227,319)	$(101,994)	$2,060,423,238	178,160,245	$30,922,982	—
Total	$1,315,396,097	$4,261,065,573	$3,515,710,119	$(227,319)	$(101,994)	$2,060,423,238		$30,922,982	—
DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$64,260,254	$394,153,798	$355,379,415	$(11,380)	$(717)	$103,022,540	8,908,131	$1,281,894	—
Total	$64,260,254	$394,153,798	$355,379,415	$(11,380)	$(717)	$103,022,540		$1,281,894	—

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$1,993,988,136	$126,330,892	$45,000,000	$(15,453,933)	$(66,031,121)	$1,993,833,974	521,946,067	$126,330,892	—
The DFA Short Term Investment Fund	197,391,846	443,839,060	478,195,255	(27,839)	(2,634)	163,005,178	14,094,698	2,887,440	—
Total	$2,191,379,982	$570,169,952	$523,195,255	$(15,481,772)	$(66,033,755)	$2,156,839,152		$129,218,332	—
DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$408,188,758	$1,385,293,270	$1,143,798,237	$(74,376)	$(48,059)	$649,562,357	56,166,222	$11,410,237	—
Total	$408,188,758	$1,385,293,270	$1,143,798,237	$(74,376)	$(48,059)	$649,562,357		$11,410,237	—
International Vector Equity Portfolio
The DFA Short Term Investment Fund	$147,178,344	$523,877,482	$422,782,956	$(26,477)	$(14,418)	$248,231,975	21,464,070	$3,629,617	—
Total	$147,178,344	$523,877,482	$422,782,956	$(26,477)	$(14,418)	$248,231,975		$3,629,617	—
International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$77,472,974	$336,341,352	$291,400,135	$(15,305)	$(144)	$122,398,741	10,583,549	$1,652,518	—
Total	$77,472,974	$336,341,352	$291,400,135	$(15,305)	$(144)	$122,398,741		$1,652,518	—

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$139,195,439	$493,675,010	$399,412,693	$(24,013)	$(11,479)	$233,422,263	20,183,507	$3,403,155	—
Total	$139,195,439	$493,675,010	$399,412,693	$(24,013)	$(11,479)	$233,422,263		$3,403,155	—
World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$19,203,827	$52,460,124	$55,177,537	$(2,794)	$(695)	$16,481,926	1,425,156	$421,270	—
Total	$19,203,827	$52,460,124	$55,177,537	$(2,794)	$(695)	$16,481,926		$421,270	—
World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$757,058,873	$11,292,823	$37,985,080	$11,786,432	$48,954,421	$791,107,469	14,884,430	$3,771,797	—
International Core Equity 2 Portfolio	300,829,634	7,635,217	16,131,375	1,679,182	36,022,821	330,035,479	14,981,184	4,282,408	—
Emerging Markets Core Equity 2 Portfolio	142,761,997	7,240,597	5,757,294	(193,027)	21,542,301	165,594,574	4,946,074	1,828,587	—
Total	$1,200,650,504	$26,168,637	$59,873,749	$13,272,587	$106,519,543	$1,286,737,522		$9,882,792	—

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$197,009,409	$5,543,035	$13,666,317	$3,447,582	$12,963,676	$205,297,385	4,334,827	$1,000,414	—
International Core Equity 2 Portfolio	79,898,543	3,120,325	6,012,189	1,112,467	9,021,830	87,140,977	3,955,560	1,138,538	—
Emerging Markets Core Equity 2 Portfolio	61,299,867	6,752,585	6,372,491	137,952	9,171,393	70,989,305	2,120,350	781,020	—
Total	$338,207,819	$15,415,945	$26,050,997	$4,698,001	$31,156,899	$363,427,667		$2,919,972	—
Emerging Markets Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$674,658,062	$1,167,706,833	$1,308,523,455	$(68,375)	$(25,192)	$533,748,873	46,152,086	$11,077,238	—
Total	$674,658,062	$1,167,706,833	$1,308,523,455	$(68,375)	$(25,192)	$533,748,873		$11,077,238	—
Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,024,458	$7,570,793	$9,088,919	$(383)	—	$1,505,949	130,216	$54,251	—
Total	$3,024,458	$7,570,793	$9,088,919	$(383)	—	$1,505,949		$54,251	—
Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$13,973,521	$33,818,626	$35,816,327	$(2,244)	—	$11,974,576	1,035,415	$281,333	—
Total	$13,973,521	$33,818,626	$35,816,327	$(2,244)	—	$11,974,576		$281,333	—

F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio
2024	$191,999,751	—	$191,999,751
2025	197,534,131	—	197,534,131
International Core Equity 2 Portfolio
2024	1,069,005,176	—	1,069,005,176
2025	1,084,854,801	—	1,084,854,801
DFA International Real Estate Securities Portfolio
2024	185,454,773	—	185,454,773
2025	186,008,470	—	186,008,470
DFA Global Real Estate Securities Portfolio
2024	252,366,172	—	252,366,172
2025	262,006,123	—	262,006,123
DFA International Small Cap Value Portfolio
2024	448,002,370	$13,291,846	461,294,216
2025	495,788,667	90,851,181	586,639,848
International Vector Equity Portfolio
2024	127,525,172	—	127,525,172
2025	125,913,251	—	125,913,251
International High Relative Profitability Portfolio
2024	38,501,237	—	38,501,237
2025	35,999,865	—	35,999,865
World ex U.S. Core Equity Portfolio
2024	125,828,193	—	125,828,193
2025	138,223,105	—	138,223,105
World ex U.S. Targeted Value Portfolio
2024	20,449,913	—	20,449,913
2025	23,775,530	—	23,775,530

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
World Core Equity Portfolio
2024	$22,405,551	$11,493,369	$33,898,920
2025	20,980,673	15,244,126	36,224,799
Selectively Hedged Global Equity Portfolio
2024	6,545,713	9,950,243	16,495,956
2025	5,667,485	10,647,444	16,314,929
Emerging Markets Core Equity 2 Portfolio
2024	885,010,028	—	885,010,028
2025	1,008,597,792	—	1,008,597,792
Emerging Markets Targeted Value Portfolio
2024	8,928,075	3,294,683	12,222,758
2025	11,365,200	—	11,365,200
Emerging Markets ex China Core Equity Portfolio
2024	21,124,765	—	21,124,765
2025	32,734,928	—	32,734,928

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$63,227,331	—	$(458,239,640)	$3,099,305,739	$2,704,293,430
International Core Equity 2 Portfolio	343,658,340	—	(1,114,837,715)	14,107,769,329	13,336,589,954
DFA International Real Estate Securities Portfolio	187,055,058	—	(1,536,145,422)	(44,555,659)	(1,393,646,023)
DFA Global Real Estate Securities Portfolio	107,116,732	—	(438,306,642)	728,771,495	397,581,585
DFA International Small Cap Value Portfolio	148,317,775	$462,869,020	—	4,867,059,599	5,478,246,394
International Vector Equity Portfolio	37,863,142	—	(79,966,343)	1,635,623,433	1,593,520,232
International High Relative Profitability Portfolio	12,257,166	—	(31,598,427)	519,103,287	499,762,026
World ex U.S. Core Equity Portfolio	45,929,393	—	(80,702,637)	1,685,814,693	1,651,041,449
World ex U.S. Targeted Value Portfolio	3,262,416	—	(15,784,856)	266,199,203	253,676,763

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
World Core Equity Portfolio	—	$40,761,208	—	$616,925,236	$657,686,444
Selectively Hedged Global Equity Portfolio	$3,954,011	4,637,657	—	188,316,250	196,907,918
Emerging Markets Core Equity 2 Portfolio	274,698,952	—	$(2,527,167,306)	13,339,830,685	11,087,362,331
Emerging Markets Targeted Value Portfolio	13,863,693	—	(13,093,634)	80,895,979	81,666,038
Emerging Markets ex China Core Equity Portfolio	5,269,910	—	(14,736,079)	277,196,577	267,730,408
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
Large Cap International Portfolio	$458,239,640
International Core Equity 2 Portfolio	1,114,837,715
DFA International Real Estate Securities Portfolio	1,536,145,422
DFA Global Real Estate Securities Portfolio	438,306,642
International Vector Equity Portfolio	79,966,343
International High Relative Profitability Portfolio	31,598,427
World ex U.S. Core Equity Portfolio	80,702,637
World ex U.S. Targeted Value Portfolio	15,784,856
Emerging Markets Core Equity 2 Portfolio	2,527,167,306
Emerging Markets Targeted Value Portfolio	13,093,634
Emerging Markets ex China Core Equity Portfolio	14,736,079
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
Large Cap International Portfolio	$63,043,205
International High Relative Profitability Portfolio	17,585,897
World ex U.S. Targeted Value Portfolio	4,858,619
Emerging Markets Core Equity 2 Portfolio	124,910,485
Emerging Markets ex China Core Equity Portfolio	5,484,031

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,510,549,243	$4,008,370,428	$(66,106,268)	$3,942,264,160
International Core Equity 2 Portfolio	24,206,490,063	19,998,260,125	(616,455,363)	19,381,804,762
DFA International Real Estate Securities Portfolio	3,356,720,637	723,587,408	(327,166,389)	396,421,019
DFA Global Real Estate Securities Portfolio	6,504,291,020	1,912,172,320	(595,075,113)	1,317,097,207
DFA International Small Cap Value Portfolio	8,545,034,960	6,545,468,350	(258,197,680)	6,287,270,670
International Vector Equity Portfolio	2,401,541,601	2,194,975,911	(18,897,648)	2,176,078,263
International High Relative Profitability Portfolio	1,245,690,650	660,676,195	(12,455,446)	648,220,749
World ex U.S. Core Equity Portfolio	3,199,901,043	2,581,419,595	(147,080,351)	2,434,339,244
World ex U.S. Targeted Value Portfolio	540,107,899	390,633,876	(14,134,997)	376,498,879
World Core Equity Portfolio	563,292,742	746,081,534	—	746,081,534
Selectively Hedged Global Equity Portfolio	145,010,097	222,825,285	(731,345)	222,093,940
Emerging Markets Core Equity 2 Portfolio	19,701,987,533	21,354,406,158	(1,833,326,748)	19,521,079,410
Emerging Markets Targeted Value Portfolio	230,126,351	133,185,057	(10,481,534)	122,703,523
Emerging Markets ex China Core Equity Portfolio	637,494,496	565,127,805	(15,536,761)	549,591,044
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts in an attempt to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$ —	$67,502,554
International Core Equity 2 Portfolio	—	461,323,623
DFA International Real Estate Securities Portfolio	—	23,681,458
DFA Global Real Estate Securities Portfolio	—	58,758,852
DFA International Small Cap Value Portfolio	—	210,716,406
International Vector Equity Portfolio	—	37,239,373
International High Relative Profitability Portfolio	—	3,528,824
World ex U.S. Core Equity Portfolio	—	48,834,899
World ex U.S. Targeted Value Portfolio	—	1,720,855
Selectively Hedged Global Equity Portfolio	96,152,322	3,595,547
Emerging Markets Core Equity 2 Portfolio	—	280,107,861
Emerging Markets Targeted Value Portfolio	—	2,328,761
Emerging Markets ex China Core Equity Portfolio	—	1,597,717
*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$5,274,257	—	$5,274,257
International Core Equity 2 Portfolio	37,340,477	—	37,340,477
DFA International Real Estate Securities Portfolio	505,307	—	505,307
DFA Global Real Estate Securities Portfolio	4,368,640	—	4,368,640
DFA International Small Cap Value Portfolio	11,804,627	—	11,804,627
International Vector Equity Portfolio	3,242,891	—	3,242,891
World ex U.S. Core Equity Portfolio	5,263,485	—	5,263,485
Selectively Hedged Global Equity Portfolio	503,350	$255,719	247,631
Emerging Markets Core Equity 2 Portfolio	20,651,026	—	20,651,026
Emerging Markets Targeted Value Portfolio	173,219	—	173,219
Emerging Markets ex China Core Equity Portfolio	50,287	—	50,287

Liability Derivatives Value
	Total Value at April 30, 2026	Forward Currency Contracts (3)
Selectively Hedged Global Equity Portfolio	$(731,345)	$(731,345)
(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$(366,910)	—	$(366,910)
International Core Equity 2 Portfolio	1,335,737	—	1,335,737
DFA International Real Estate Securities Portfolio	(225,608)	—	(225,608)
DFA Global Real Estate Securities Portfolio	(691,713)	—	(691,713)
DFA International Small Cap Value Portfolio	11,714,867	—	11,714,867
International Vector Equity Portfolio	(570,000)	—	(570,000)
International High Relative Profitability Portfolio	(97,543)	—	(97,543)*
World ex U.S. Core Equity Portfolio	(1,231,114)	—	(1,231,114)
World ex U.S. Targeted Value Portfolio	(106,481)	—	(106,481)*
Selectively Hedged Global Equity Portfolio	1,414,210	$1,393,011	21,199
Emerging Markets Core Equity 2 Portfolio	(3,927,996)	—	(3,927,996)
Emerging Markets Targeted Value Portfolio	(58,207)	—	(58,207)
Emerging Markets ex China Core Equity Portfolio	(1,200,580)	—	(1,200,580)
	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$3,667,388	—	$3,667,388
International Core Equity 2 Portfolio	27,714,705	—	27,714,705
DFA International Real Estate Securities Portfolio	23,137	—	23,137
DFA Global Real Estate Securities Portfolio	2,572,180	—	2,572,180
DFA International Small Cap Value Portfolio	7,606,969	—	7,606,969
International Vector Equity Portfolio	2,660,607	—	2,660,607
International High Relative Profitability Portfolio	40,399	—	40,399
World ex U.S. Core Equity Portfolio	4,528,217	—	4,528,217
World ex U.S. Targeted Value Portfolio	7,129	—	7,129
Selectively Hedged Global Equity Portfolio	(1,283,574)	$(1,394,415)	110,841
Emerging Markets Core Equity 2 Portfolio	13,730,470	—	13,730,470
Emerging Markets Targeted Value Portfolio	94,247	—	94,247
Emerging Markets ex China Core Equity Portfolio	50,287	—	50,287
(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

*	As of April 30, 2026, there were no futures contracts outstanding. During the six months ended April 30, 2026, the Portfolio had limited activity in futures contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2026:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
Selectively Hedged Global Equity Portfolio
Royal Bank of Canada	$38,780	$(38,780)	—	—	—
Societe Generale	82,523	(82,523)	—	—	—
UBS AG	45,361	(45,361)	—	—	—
Citibank, N.A.	11,927	(11,927)	—	—	—
HSBC Bank	5,817	—	—	—	$5,817
Bank of New York Mellon	66,818	—	—	—	66,818
Goldman Sachs Capital Markets L.P.	3,311	—	—	—	3,311
State Street Bank and Trust	1,182	—	—	—	1,182
Total	$255,719	$(178,591)	—	—	$77,128
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Selectively Hedged Global Equity Portfolio
Royal Bank of Canada	$67,800	$(38,780)	—	—	$29,020
Societe Generale	332,842	(82,523)	—	—	250,319
UBS AG	247,355	(45,361)	—	—	201,994
Citibank, N.A.	83,348	(11,927)	—	—	71,421
HSBC Bank	—	—	—	—	—
Bank of New York Mellon	—	—	—	—	—
Goldman Sachs Capital Markets L.P.	—	—	—	—	—
State Street Bank and Trust	—	—	—	—	—
Total	$731,345	$(178,591)	—	—	$552,754
(a)
The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(b)
The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the following Portfolios under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
International High Relative Profitability Portfolio	4.62%	$764,200	1	$98	$764,200	—
World ex U.S. Targeted Value Portfolio	4.39%	348,700	1	43	348,700	—
World Core Equity Portfolio	4.46%	596,369	35	2,573	9,330,300	$134,800
Emerging Markets ex China Core Equity Portfolio	4.43%	4,165,006	47	23,975	18,298,100	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2026, activity by the following Portfolio under the interfund lending program was as follows:
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2026
Emerging Markets ex China Core Equity Portfolio	Borrower	4.20%	$24,113,567	3	$8,446	$27,998,300	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026 that the Portfolio utilized the interfund lending program.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Portfolios under Rule 17a-7 were as follows:
Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$116,638,767	$102,268,867	$20,661,439
International Core Equity 2 Portfolio	292,455,217	314,627,564	(107,034,697)
DFA Global Real Estate Securities Portfolio	10,262,097	7,416,067	(1,454,401)
DFA International Small Cap Value Portfolio	72,495,067	303,893,112	(23,530,376)
International Vector Equity Portfolio	25,712,004	53,764,603	(8,738,905)
International High Relative Profitability Portfolio	22,927,272	22,414,399	(4,127,649)
World ex U.S. Core Equity Portfolio	17,177,962	17,070,087	(2,811,138)
World ex U.S. Targeted Value Portfolio	5,982,055	15,612,338	2,133
Emerging Markets Core Equity 2 Portfolio	1,816,982	1,308,667	(1,160,279)
Emerging Markets Targeted Value Portfolio	112,295	213,149	(10,338)
Emerging Markets ex China Core Equity Portfolio	67,641	1,546,532	(1,032,099)
J. Securities Lending:
As of April 30, 2026, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
Large Cap International Portfolio	$68,925,282

Non-Cash Collateral Market Value
International Core Equity 2 Portfolio	$706,035,000
DFA International Real Estate Securities Portfolio	22,384,656
DFA Global Real Estate Securities Portfolio	105,387
DFA International Small Cap Value Portfolio	360,144,329
International Vector Equity Portfolio	83,712,696
International High Relative Profitability Portfolio	7,564,805
World ex U.S. Core Equity Portfolio	166,943,591
World ex U.S. Targeted Value Portfolio	35,710,527
Emerging Markets Core Equity 2 Portfolio	3,068,908,386
Emerging Markets Targeted Value Portfolio	20,797,100
Emerging Markets ex China Core Equity Portfolio	50,322,776

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the six months ended April 30, 2026, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:
Large Cap International Portfolio	$45,980,164
International Core Equity 2 Portfolio	416,544,331
DFA Global Real Estate Securities Portfolio	17,678,157
DFA International Small Cap Value Portfolio	288,337,826
International Vector Equity Portfolio	94,132,266
International High Relative Profitability Portfolio	18,751,408
World ex U.S. Core Equity Portfolio	26,761,304
World ex U.S. Targeted Value Portfolio	14,696,737
Emerging Markets Core Equity 2 Portfolio	143,629,454

M. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker ("CODM"). Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Large Cap International Portfolio	4	74%	0%
International Core Equity 2 Portfolio	2	65%	0%
DFA International Real Estate Securities Portfolio	4	96%	61%

	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA Global Real Estate Securities Portfolio	2	66%	0%
DFA International Small Cap Value Portfolio	3	79%	0%
International Vector Equity Portfolio	2	91%	0%
International High Relative Profitability Portfolio	3	86%	0%
World ex U.S. Core Equity Portfolio	3	70%	0%
World ex U.S. Targeted Value Portfolio	2	96%	0%
World Core Equity Portfolio	4	89%	6%
Selectively Hedged Global Equity Portfolio	3	81%	0%
Emerging Markets Core Equity 2 Portfolio	2	62%	0%
Emerging Markets Targeted Value Portfolio	2	93%	0%
Emerging Markets ex China Core Equity Portfolio	4	68%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in  accordance with redemption in-kind policies described in the Portfolio’s Prospectus.

For the six months ended April 30, 2026, the Portfolios’ activity in the program is listed below:
	Value of Purchases	Service Fees
Large Cap International Portfolio	$73,655,756	$100,683
International Core Equity 2 Portfolio	540,478,347	756,670
DFA Global Real Estate Securities Portfolio	30,086,860	42,122
DFA International Small Cap Value Portfolio	464,166,354	649,833
International Vector Equity Portfolio	126,737,172	177,432
International High Relative Profitability Portfolio	39,148,872	54,809
World ex U.S. Core Equity Portfolio	41,229,642	57,721
World ex U.S. Targeted Value Portfolio	17,411,514	24,056
Emerging Markets Core Equity 2 Portfolio	299,991,723	419,989
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and a Fund’s sub-advisory agreements.  Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund. After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043026-001SI

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16.	CONTROLS AND PROCEDURES.
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.
(a)(1)	This item is not applicable.
(a)(2)	This item is not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)	This item is not applicable.
(a)(5)	This item is not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	July 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	July 7, 2026

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:	July 7, 2026